UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

21650 Oxnard Street, 10th Floor, Woodland Hills, CA 91367

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5, 185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: January 31

        Date of reporting period: July 31, 2019

Item 1.    Reports to Stockholders

This filing is on behalf of fifty-four of the fifty-nine Investment Company Series of SunAmerica Series Trust.

SUNAMERICA SERIES TRUST

SEMI-ANNUAL REPORT

JULY 31, 2019

Dear SunAmerica Series Trust Investor:

We are pleased to present our semi-annual report for the SunAmerica Series Trust, the underlying investment portfolios for the series of variable products issued by our affiliated life insurance companies.

The following report contains the investment portfolio information financial statements of the SunAmerica Series Trust portfolios for the reporting period ended July 31, 2019. The report may also contain information on portfolios not currently available in your variable product.

We believe this information will give you some insight into the performance of your underlying investments. If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you again in six months.

Sincerely,

John T. Genoy

President

SunAmerica Series Trust

Note: All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1⁄2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

See reverse side for additional information.

1

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

Investments are not guaranteed or endorsed by any bank, is not a deposit or obligation of any bank, and is not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured

* May Lose Value * No Bank of Credit Union Guarantee

* Not a Deposit * Not insured by any Federal Government Agency

2

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE July 31, 2019

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a separate series (a “Portfolio”) in SunAmerica Series Trust (the “Trust”), you incur ongoing costs, including management fees, or service (12b-1) fees, and other expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at February 1, 2019 and held until July 31, 2019. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust’s investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During The Period Ended July 31, 2019” to estimate the expenses you paid on your account during this period. The “Expenses Paid During The Period Ended July 31, 2019” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During The Period Ended July 31, 2019” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During The Period Ended July 31, 2019” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During The Period Ended July 31, 2019” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

3

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued)

July 31, 2019

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at February 1, 2019	Ending Account Value Using Actual Return at July 31, 2019	Expenses Paid During the Period Ended July 31, 2019*	Beginning Account Value at February 1, 2019	Ending Account Value Using a Hypothetical 5% Annual Return at July 31, 2019	Expenses Paid During the Period Ended July 31, 2019*	Annualized Expense Ratio*
SA AB Growth
Class 1	$1,000.00	$1,132.32	$3.28	$1,000.00	$1,021.72	$3.11	0.62%
Class 2	$1,000.00	$1,131.80	$4.07	$1,000.00	$1,020.98	$3.86	0.77%
Class 3	$1,000.00	$1,131.21	$4.60	$1,000.00	$1,020.48	$4.36	0.87%
SA Small & Mid Cap Value
Class 1	$1,000.00	$1,026.68	$4.87	$1,000.00	$1,019.98	$4.86	0.97%
Class 2	$1,000.00	$1,025.94	$5.63	$1,000.00	$1,019.24	$5.61	1.12%
Class 3	$1,000.00	$1,025.45	$6.13	$1,000.00	$1,018.74	$6.11	1.22%
SA BlackRock VCP Global Multi Asset#
Class 1	$1,000.00	$1,063.04	$4.60	$1,000.00	$1,020.33	$4.51	0.90%
Class 3	$1,000.00	$1,062.02	$5.88	$1,000.00	$1,019.09	$5.76	1.15%
SA Columbia Technology#
Class 1	$1,000.00	$1,197.45	$5.67	$1,000.00	$1,019.64	$5.21	1.04%
Class 2	$1,000.00	$1,195.72	$6.48	$1,000.00	$1,018.89	$5.96	1.19%
Class 3	$1,000.00	$1,194.96	$7.02	$1,000.00	$1,018.40	$6.46	1.29%
SA DFA Ultra Short Bond
Class 1	$1,000.00	$1,012.22	$2.49	$1,000.00	$1,022.32	$2.51	0.50%
Class 2	$1,000.00	$1,011.42	$3.24	$1,000.00	$1,021.57	$3.26	0.65%
Class 3	$1,000.00	$1,011.52	$3.74	$1,000.00	$1,021.08	$3.76	0.75%
SA Dogs of Wall Street
Class 1	$1,000.00	$1,087.02	$3.31	$1,000.00	$1,021.62	$3.21	0.64%
Class 2	$1,000.00	$1,086.47	$4.09	$1,000.00	$1,020.88	$3.96	0.79%
Class 3	$1,000.00	$1,085.67	$4.60	$1,000.00	$1,020.38	$4.46	0.89%
SA Emerging Markets Equity Index#
Class 1	$1,000.00	$982.92	$2.85	$1,000.00	$1,021.92	$2.91	0.58%
Class 3	$1,000.00	$982.19	$4.08	$1,000.00	$1,020.68	$4.16	0.83%
SA Federated Corporate Bond
Class 1	$1,000.00	$1,075.78	$2.83	$1,000.00	$1,022.07	$2.76	0.55%
Class 2	$1,000.00	$1,075.06	$3.60	$1,000.00	$1,021.32	$3.51	0.70%
Class 3	$1,000.00	$1,074.74	$4.12	$1,000.00	$1,020.83	$4.01	0.80%
SA Fidelity Institutional AM® International Growth@#
Class 1	$1,000.00	$1,030.00	$2.25	$1,000.00	$1,020.43	$4.41	0.88%
Class 3	$1,000.00	$1,030.00	$2.89	$1,000.00	$1,019.19	$5.66	1.13%
SA Fidelity Institutional AM® Real Estate
Class 1	$1,000.00	$1,081.68	$4.23	$1,000.00	$1,020.73	$4.11	0.82%
Class 2	$1,000.00	$1,080.29	$5.00	$1,000.00	$1,019.98	$4.86	0.97%
Class 3	$1,000.00	$1,080.13	$5.52	$1,000.00	$1,019.49	$5.36	1.07%
SA Fixed Income Index#
Class 1	$1,000.00	$1,055.11	$1.73	$1,000.00	$1,023.11	$1.71	0.34%
Class 3	$1,000.00	$1,055.17	$3.01	$1,000.00	$1,021.87	$2.96	0.59%
SA Fixed Income Intermediate Index#
Class 1	$1,000.00	$1,037.53	$1.72	$1,000.00	$1,023.11	$1.71	0.34%
Class 3	$1,000.00	$1,035.50	$2.98	$1,000.00	$1,021.87	$2.96	0.59%
SA Franklin Small Company Value#
Class 1	$1,000.00	$1,041.62	$4.91	$1,000.00	$1,019.98	$4.86	0.97%
Class 3	$1,000.00	$1,039.94	$6.17	$1,000.00	$1,018.74	$6.11	1.22%
SA Global Index Allocation 60/40#
Class 1	$1,000.00	$1,061.03	$0.92	$1,000.00	$1,023.90	$0.90	0.18%
Class 3	$1,000.00	$1,059.56	$2.20	$1,000.00	$1,022.66	$2.16	0.43%
SA Global Index Allocation 75/25#
Class 1	$1,000.00	$1,063.03	$0.92	$1,000.00	$1,023.90	$0.90	0.18%
Class 3	$1,000.00	$1,061.50	$2.20	$1,000.00	$1,022.66	$2.16	0.43%
SA Global Index Allocation 90/10#
Class 1	$1,000.00	$1,065.91	$0.92	$1,000.00	$1,023.90	$0.90	0.18%
Class 3	$1,000.00	$1,064.36	$2.20	$1,000.00	$1,022.66	$2.16	0.43%
SA Global Sachs Global Bond
Class 1	$1,000.00	$1,036.52	$3.84	$1,000.00	$1,021.03	$3.81	0.76%
Class 2	$1,000.00	$1,035.92	$4.59	$1,000.00	$1,020.28	$4.56	0.91%
Class 3	$1,000.00	$1,035.34	$5.10	$1,000.00	$1,019.79	$5.06	1.01%

4

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) July 31, 2019

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at February 1, 2019	Ending Account Value Using Actual Return at July 31, 2019	Expenses Paid During the Period Ended July 31, 2019*	Beginning Account Value at February 1, 2019	Ending Account Value Using a Hypothetical 5% Annual Return at July 31, 2019	Expenses Paid During the Period Ended July 31, 2019*	Annualized Expense Ratio*
SA Global Sachs Multi-Asset Insights#
Class 1	$1,000.00	$1,058.94	$4.14	$1,000.00	$1,020.78	$4.06	0.81%
Class 3	$1,000.00	$1,057.93	$5.41	$1,000.00	$1,019.54	$5.31	1.06%
SA Index Allocation 60/40#
Class 1	$1,000.00	$1,074.74	$0.93	$1,000.00	$1,023.90	$0.90	0.18%
Class 3	$1,000.00	$1,073.65	$2.21	$1,000.00	$1,022.66	$2.16	0.43%
SA Index Allocation 80/20#
Class 1	$1,000.00	$1,082.64	$0.83	$1,000.00	$1,024.00	$0.80	0.16%
Class 3	$1,000.00	$1,081.56	$2.12	$1,000.00	$1,022.76	$2.06	0.41%
SA Index Allocation 90/10
Class 1	$1,000.00	$1,085.71	$0.62	$1,000.00	$1,024.20	$0.60	0.12%
Class 3	$1,000.00	$1,084.56	$1.91	$1,000.00	$1,022.96	$1.86	0.37%
SA International Index#
Class 1	$1,000.00	$1,045.59	$2.64	$1,000.00	$1,022.22	$2.61	0.52%
Class 3	$1,000.00	$1,043.65	$3.90	$1,000.00	$1,020.98	$3.86	0.77%
SA Invesco Growth Opportunities
Class 1	$1,000.00	$1,152.10	$4.16	$1,000.00	$1,020.93	$3.91	0.78%
Class 2	$1,000.00	$1,152.02	$4.96	$1,000.00	$1,020.18	$4.66	0.93%
Class 3	$1,000.00	$1,151.40	$5.49	$1,000.00	$1,019.69	$5.16	1.03%
SA Invesco VCP Equity-Income#
Class 1	$1,000.00	$1,060.51	$4.24	$1,000.00	$1,020.68	$4.16	0.83%
Class 3	$1,000.00	$1,059.59	$5.52	$1,000.00	$1,019.44	$5.41	1.08%
SA Janus Focused Growth#
Class 1	$1,000.00	$1,157.17	$4.23	$1,000.00	$1,020.88	$3.96	0.79%
Class 2	$1,000.00	$1,155.83	$5.02	$1,000.00	$1,020.13	$4.71	0.94%
Class 3	$1,000.00	$1,154.89	$5.56	$1,000.00	$1,019.64	$5.21	1.04%
SA JPMorgan Diversified Balanced#
Class 1	$1,000.00	$1,058.18	$3.42	$1,000.00	$1,021.47	$3.36	0.67%
Class 2	$1,000.00	$1,057.22	$4.18	$1,000.00	$1,020.73	$4.11	0.82%
Class 3	$1,000.00	$1,056.92	$4.69	$1,000.00	$1,020.23	$4.61	0.92%
SA JPMorgan Emerging Markets#
Class 1	$1,000.00	$1,003.74	$5.91	$1,000.00	$1,018.89	$5.96	1.19%
Class 2	$1,000.00	$1,002.51	$6.65	$1,000.00	$1,018.15	$6.71	1.34%
Class 3	$1,000.00	$1,002.53	$7.15	$1,000.00	$1,017.65	$7.20	1.44%
SA JPMorgan Equity-Income
Class 1	$1,000.00	$1,109.35	$3.03	$1,000.00	$1,021.92	$2.91	0.58%
Class 2	$1,000.00	$1,108.92	$3.82	$1,000.00	$1,021.17	$3.66	0.73%
Class 3	$1,000.00	$1,108.24	$4.34	$1,000.00	$1,020.68	$4.16	0.83%
SA JPMorgan Global Equities
Class 1	$1,000.00	$1,026.97	$4.02	$1,000.00	$1,020.83	$4.01	0.80%
Class 2	$1,000.00	$1,026.51	$4.77	$1,000.00	$1,020.08	$4.76	0.95%
Class 3	$1,000.00	$1,026.15	$5.27	$1,000.00	$1,019.59	$5.26	1.05%
SA JPMorgan MFS Core Bond#
Class 1	$1,000.00	$1,056.88	$2.75	$1,000.00	$1,022.12	$2.71	0.54%
Class 2	$1,000.00	$1,055.94	$3.52	$1,000.00	$1,021.37	$3.46	0.69%
Class 3	$1,000.00	$1,055.17	$4.03	$1,000.00	$1,020.88	$3.96	0.79%
SA JPMorgan Mid-Cap Growth
Class 1	$1,000.00	$1,178.86	$4.38	$1,000.00	$1,020.78	$4.06	0.81%
Class 2	$1,000.00	$1,178.14	$5.18	$1,000.00	$1,020.03	$4.81	0.96%
Class 3	$1,000.00	$1,177.49	$5.72	$1,000.00	$1,019.54	$5.31	1.06%
SA Large Cap Growth Index#
Class 1	$1,000.00	$1,128.80	$1.85	$1,000.00	$1,023.06	$1.76	0.35%
Class 3	$1,000.00	$1,127.51	$3.17	$1,000.00	$1,021.82	$3.01	0.60%
SA Large Cap Index#
Class 1	$1,000.00	$1,110.65	$1.73	$1,000.00	$1,023.16	$1.66	0.33%
Class 3	$1,000.00	$1,109.67	$3.03	$1,000.00	$1,021.92	$2.91	0.58%
SA Large Cap Value Index#
Class 1	$1,000.00	$1,091.70	$1.82	$1,000.00	$1,023.06	$1.76	0.35%
Class 3	$1,000.00	$1,090.91	$3.11	$1,000.00	$1,021.82	$3.01	0.60%

5

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) July 31, 2019

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at February 1, 2019	Ending Account Value Using Actual Return at July 31, 2019	Expenses Paid During the Period Ended July 31, 2019*	Beginning Account Value at February 1, 2019	Ending Account Value Using a Hypothetical 5% Annual Return at July 31, 2019	Expenses Paid During the Period Ended July 31, 2019*	Annualized Expense Ratio*
SA Legg Mason BW Large Cap Value#
Class 1	$1,000.00	$1,071.25	$3.59	$1,000.00	$1,021.32	$3.51	0.70%
Class 2	$1,000.00	$1,070.75	$4.36	$1,000.00	$1,020.58	$4.26	0.85%
Class 3	$1,000.00	$1,069.63	$4.87	$1,000.00	$1,020.08	$4.76	0.95%
SA Legg Mason Tactical Opportunities#
Class 1	$1,000.00	$1,056.66	$4.13	$1,000.00	$1,020.78	$4.06	0.81%
Class 3	$1,000.00	$1,055.67	$5.40	$1,000.00	$1,019.54	$5.31	1.06%
SA MFS Blue Chip Growth
Class 1	$1,000.00	$1,113.06	$3.62	$1,000.00	$1,021.37	$3.46	0.69%
Class 2	$1,000.00	$1,112.71	$4.40	$1,000.00	$1,020.63	$4.21	0.84%
Class 3	$1,000.00	$1,111.83	$4.92	$1,000.00	$1,020.13	$4.71	0.94%
SA MFS Massachusetts Investors Trust
Class 1	$1,000.00	$1,140.18	$3.82	$1,000.00	$1,021.22	$3.61	0.72%
Class 2	$1,000.00	$1,138.71	$4.61	$1,000.00	$1,020.48	$4.36	0.87%
Class 3	$1,000.00	$1,138.63	$5.14	$1,000.00	$1,019.98	$4.86	0.97%
SA MFS Total Return
Class 1	$1,000.00	$1,078.61	$3.66	$1,000.00	$1,021.27	$3.56	0.71%
Class 2	$1,000.00	$1,077.40	$4.43	$1,000.00	$1,020.53	$4.31	0.86%
Class 3	$1,000.00	$1,077.10	$4.94	$1,000.00	$1,020.03	$4.81	0.96%
SA Mid Cap Index
Class 1	$1,000.00	$1,078.24	$1.96	$1,000.00	$1,022.91	$1.91	0.38%
Class 3	$1,000.00	$1,077.36	$3.24	$1,000.00	$1,021.67	$3.16	0.63%
SA Morgan Stanley International Equities
Class 1	$1,000.00	$1,054.56	$4.58	$1,000.00	$1,020.33	$4.51	0.90%
Class 2	$1,000.00	$1,053.74	$5.35	$1,000.00	$1,019.59	$5.26	1.05%
Class 3	$1,000.00	$1,052.80	$5.85	$1,000.00	$1,019.09	$5.76	1.15%
SA Oppenheimer Main Street Large Cap
Class 1	$1,000.00	$1,132.70	$4.12	$1,000.00	$1,020.93	$3.91	0.78%
Class 2	$1,000.00	$1,132.29	$4.92	$1,000.00	$1,020.18	$4.66	0.93%
Class 3	$1,000.00	$1,131.43	$5.44	$1,000.00	$1,019.69	$5.16	1.03%
SA PIMCO VCP Tactical Balanced
Class 1	$1,000.00	$1,077.62	$4.64	$1,000.00	$1,020.33	$4.51	0.90%
Class 3	$1,000.00	$1,075.83	$5.92	$1,000.00	$1,019.09	$5.76	1.15%
SA PineBridge High-Yield Bond
Class 1	$1,000.00	$1,068.65	$3.44	$1,000.00	$1,021.47	$3.36	0.67%
Class 2	$1,000.00	$1,068.77	$4.21	$1,000.00	$1,020.73	$4.11	0.82%
Class 3	$1,000.00	$1,067.29	$4.72	$1,000.00	$1,020.23	$4.61	0.92%
SA Putnam International Growth and Income#
Class 1	$1,000.00	$1,026.45	$5.07	$1,000.00	$1,019.79	$5.06	1.01%
Class 2	$1,000.00	$1,026.32	$5.83	$1,000.00	$1,019.04	$5.81	1.16%
Class 3	$1,000.00	$1,025.32	$6.33	$1,000.00	$1,018.55	$6.31	1.26%
SA Schroders VCP Global Allocation#
Class 1	$1,000.00	$1,071.77	$4.62	$1,000.00	$1,020.33	$4.51	0.90%
Class 3	$1,000.00	$1,069.79	$5.90	$1,000.00	$1,019.09	$5.76	1.15%
SA Small Cap Index#
Class 1	$1,000.00	$1,053.62	$2.29	$1,000.00	$1,022.56	$2.26	0.45%
Class 3	$1,000.00	$1,052.73	$3.56	$1,000.00	$1,021.32	$3.51	0.70%
SA T. Rowe Price Asset Allocation Growth#
Class 1	$1,000.00	$1,084.96	$4.19	$1,000.00	$1,020.78	$4.06	0.81%
Class 3	$1,000.00	$1,083.82	$5.48	$1,000.00	$1,019.54	$5.31	1.06%
SA T. Rowe Price VCP Balanced
Class 1	$1,000.00	$1,075.97	$4.17	$1,000.00	$1,020.78	$4.06	0.81%
Class 3	$1,000.00	$1,074.96	$5.45	$1,000.00	$1,019.54	$5.31	1.06%

6

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) July 31, 2019

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at February 1, 2019	Ending Account Value Using Actual Return at July 31, 2019	Expenses Paid During the Period Ended July 31, 2019*	Beginning Account Value at February 1, 2019	Ending Account Value Using a Hypothetical 5% Annual Return at July 31, 2019	Expenses Paid During the Period Ended July 31, 2019*	Annualized Expense Ratio*
SA Templeton Foreign Value
Class 1	$1,000.00	$960.20	$4.23	$1,000.00	$1,020.48	$4.36	0.87%
Class 2	$1,000.00	$960.26	$4.96	$1,000.00	$1,019.74	$5.11	1.02%
Class 3	$1,000.00	$958.78	$5.44	$1,000.00	$1,019.24	$5.61	1.12%
SA VCP Dynamic Allocation#
Class 1	$1,000.00	$1,087.62	$1.14	$1,000.00	$1,023.70	$1.10	0.22%
Class 3	$1,000.00	$1,085.71	$2.43	$1,000.00	$1,022.46	$2.36	0.47%
SA VCP Dynamic Strategy#
Class 1	$1,000.00	$1,081.46	$1.19	$1,000.00	$1,023.65	$1.15	0.23%
Class 3	$1,000.00	$1,079.54	$2.47	$1,000.00	$1,022.41	$2.41	0.48%
SA VCP Allocation Index#
Class 1	$1,000.00	$1,082.07	$1.45	$1,000.00	$1,023.41	$1.40	0.28%
Class 3	$1,000.00	$1,079.80	$2.73	$1,000.00	$1,022.17	$2.66	0.53%
SA WellsCap Aggressive Growth
Class 1	$1,000.00	$1,247.14	$4.51	$1,000.00	$1,020.78	$4.06	0.81%
Class 2	$1,000.00	$1,246.83	$5.35	$1,000.00	$1,020.03	$4.81	0.96%
Class 3	$1,000.00	$1,246.26	$5.90	$1,000.00	$1,019.54	$5.31	1.06%

@	See Note 1 in Notes to Financial Statements
*

Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days divided by 365 days (to reflect the one-half year period) except for SA Fidelity Institutional AM® International Growth Portfolio, “Actual Return” Information which were multiplied by 92 days divided by 365 days. These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#

During the stated period, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Period Ended July 31, 2019” and “Annualized Expense Ratios” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Period Ended July 31, 2019” and the “Annualized Expense Ratio” would have been lower.

7

SunAmerica Series Trust SA AB Growth Portfolio

PORTFOLIO PROFILE — July 31, 2019 — (unaudited)

Industry Allocation*

Web Portals/ISP	7.4%
Applications Software	6.3
Medical-Biomedical/Gene	6.1
Medical Instruments	5.6
Medical-HMO	5.3
Internet Content-Entertainment	5.0
Finance-Credit Card	4.8
Medical-Drugs	4.1
Beverages-Non-alcoholic	3.8
Commercial Services-Finance	3.4
Retail-Building Products	3.4
E-Commerce/Services	3.3
Retail-Discount	2.8
Coatings/Paint	2.4
Athletic Footwear	2.2
Electronic Components-Semiconductors	2.2
Entertainment Software	2.0
Retail-Perfume & Cosmetics	1.9
Distribution/Wholesale	1.9
Medical Products	1.8
Networking Products	1.7
Machinery-General Industrial	1.7
Retail-Major Department Stores	1.7
Electronic Security Devices	1.6
Computers	1.4
Electronic Forms	1.4
Retail-Apparel/Shoe	1.2
Diversified Manufacturing Operations	0.7
Beverages-Wine/Spirits	0.7
Electric Products-Misc.	0.7
Enterprise Software/Service	0.7
Retail-Restaurants	0.6
Instruments-Controls	0.5
Semiconductor Equipment	0.4
Electronic Connectors	0.4
Software Tools	0.3
Industrial Automated/Robotic	0.3
Computer Aided Design	0.1

91.8%

*	Calculated as a percentage of net assets

8

SunAmerica Series Trust SA AB Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 91.8%
Applications Software — 6.3%
Microsoft Corp.	749,090	$102,078,494

Athletic Footwear — 2.2%
NIKE, Inc., Class B	419,210	36,064,636

Beverages-Non-alcoholic — 3.8%
Monster Beverage Corp.†	942,734	60,778,061

Beverages-Wine/Spirits — 0.7%
Constellation Brands, Inc., Class A	59,370	11,685,203

Coatings/Paint — 2.4%
Sherwin-Williams Co.	76,440	39,216,778

Commercial Services-Finance — 3.4%
MarketAxess Holdings, Inc.	18,020	6,073,461
PayPal Holdings, Inc.†	372,080	41,077,632
S&P Global, Inc.	30,810	7,546,909

		54,698,002

Computer Aided Design — 0.1%
ANSYS, Inc.†	4,069	826,495

Computers — 1.4%
Apple, Inc.	109,440	23,315,098

Distribution/Wholesale — 1.9%
Copart, Inc.†	321,216	24,903,876
Fastenal Co.	175,456	5,404,045

		30,307,921

Diversified Manufacturing Operations — 0.7%
A.O. Smith Corp.	259,194	11,780,367

E-Commerce/Services — 3.3%
Booking Holdings, Inc.†	28,280	53,353,331

Electric Products-Misc. — 0.7%
AMETEK, Inc.	125,370	11,234,406

Electronic Components-Semiconductors — 2.2%
IPG Photonics Corp.†	44,128	5,781,209
Texas Instruments, Inc.	48,980	6,122,990
Xilinx, Inc.	209,032	23,873,545

		35,777,744

Electronic Connectors — 0.4%
Amphenol Corp., Class A	63,380	5,914,622

Electronic Forms — 1.4%
Adobe, Inc.†	77,760	23,239,354

Electronic Security Devices — 1.6%
Allegion PLC	244,280	25,292,751

Enterprise Software/Service — 0.7%
Paycom Software, Inc.†	27,269	6,565,012
Veeva Systems, Inc., Class A†	23,844	3,955,719

		10,520,731

Entertainment Software — 2.0%
Electronic Arts, Inc.†	347,240	32,119,700

Finance-Credit Card — 4.8%
Visa, Inc., Class A	435,900	77,590,200

Industrial Automated/Robotic — 0.3%
Cognex Corp.	123,380	5,429,954

Instruments-Controls — 0.5%
Mettler-Toledo International, Inc.†	11,500	8,702,625

Security Description	Shares	Value (Note 2)
Internet Content-Entertainment — 5.0%
Facebook, Inc., Class A†	413,750	$80,362,663

Machinery-General Industrial — 1.7%
IDEX Corp.	51,450	8,654,919
Roper Technologies, Inc.	51,200	18,618,880

		27,273,799

Medical Instruments — 5.6%
Edwards Lifesciences Corp.†	198,900	42,335,865
Intuitive Surgical, Inc.†	91,695	47,636,469

		89,972,334

Medical Products — 1.8%
Stryker Corp.	140,690	29,513,948

Medical-Biomedical/Gene — 6.1%
Biogen, Inc.†	38,850	9,239,307
Illumina, Inc.†	34,010	10,181,914
Regeneron Pharmaceuticals, Inc.†	111,635	34,021,882
Vertex Pharmaceuticals, Inc.†	270,914	45,139,691

		98,582,794

Medical-Drugs — 4.1%
Zoetis, Inc.	573,780	65,921,584

Medical-HMO — 5.3%
UnitedHealth Group, Inc.	342,830	85,368,098

Networking Products — 1.7%
Arista Networks, Inc.†	100,994	27,616,809

Retail-Apparel/Shoe — 1.2%
Burlington Stores, Inc.†	106,879	19,318,379

Retail-Building Products — 3.4%
Home Depot, Inc.	253,910	54,258,028

Retail-Discount — 2.8%
Costco Wholesale Corp.	166,690	45,944,765

Retail-Major Department Stores — 1.7%
TJX Cos., Inc.	489,410	26,702,210

Retail-Perfume & Cosmetics — 1.9%
Ulta Beauty, Inc.†	88,063	30,756,003

Retail-Restaurants — 0.6%
Domino’s Pizza, Inc.	36,850	9,010,931

Semiconductor Equipment — 0.4%
ASML Holding NV	30,750	6,851,408

Software Tools — 0.3%
VMware, Inc., Class A	32,358	5,646,147

Web Portals/ISP — 7.4%
Alphabet, Inc., Class C†	98,110	119,368,475

TOTAL INVESTMENTS (cost $1,211,234,113)(1)	91.8%	1,482,394,848
Other assets less liabilities	8.2	131,793,166

NET ASSETS	100.0%	$1,614,188,014

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

9

SunAmerica Series Trust SA AB Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,482,394,848	$—	$—	$1,482,394,848

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

10

SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio

PORTFOLIO PROFILE — July 31, 2019 — (unaudited)

Industry Allocation*

Real Estate Investment Trusts	13.3%
Banks-Commercial	9.2
Insurance-Reinsurance	4.6
Electric-Integrated	4.4
Airlines	3.8
Insurance-Multi-line	2.9
Insurance-Property/Casualty	2.6
Computers-Integrated Systems	2.6
Building-Residential/Commercial	2.4
Oil-Field Services	2.3
Auto/Truck Parts & Equipment-Original	2.3
Food-Misc./Diversified	2.2
Computer Services	2.0
Semiconductor Components-Integrated Circuits	2.0
Containers-Paper/Plastic	1.9
Oil Companies-Exploration & Production	1.9
Medical-HMO	1.7
Chemicals-Diversified	1.7
Food-Wholesale/Distribution	1.6
Electronic Parts Distribution	1.4
Applications Software	1.3
Savings & Loans/Thrifts	1.3
Retail-Restaurants	1.3
Commercial Services	1.2
Banks-Super Regional	1.2
Medical Labs & Testing Services	1.2
Batteries/Battery Systems	1.1
Beverages-Non-alcoholic	1.1
Auction Houses/Art Dealers	1.1
Enterprise Software/Service	1.1
Aerospace/Defense-Equipment	1.0
Semiconductor Equipment	1.0
Oil Field Machinery & Equipment	1.0
Machinery-Electrical	0.9
Data Processing/Management	0.9
Finance-Consumer Loans	0.9
Gas-Distribution	0.9
Machine Tools & Related Products	0.8
Machinery-Construction & Mining	0.8
E-Marketing/Info	0.8
Building-Heavy Construction	0.8
Footwear & Related Apparel	0.8
Building Products-Doors & Windows	0.8
Metal-Aluminum	0.8
Rubber/Plastic Products	0.8
Apparel Manufacturers	0.8
Circuit Boards	0.7
Steel-Producers	0.7
Golf	0.7
Television	0.6
Publishing-Books	0.6
Recreational Vehicles	0.6
Transport-Air Freight	0.5
Office Furnishings-Original	0.5
Retail-Jewelry	0.4
Retail-Arts & Crafts	0.4
Retail-Building Products	0.3

98.5%

*	Calculated as a percentage of net assets

11

SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.5%
Aerospace/Defense-Equipment — 1.0%
AAR Corp.	123,120	$5,153,803

Airlines — 3.8%
Alaska Air Group, Inc.	128,216	8,123,766
Hawaiian Holdings, Inc.	171,360	4,453,646
SkyWest, Inc.	110,369	6,700,502

		19,277,914

Apparel Manufacturers — 0.8%
Capri Holdings, Ltd.†	106,060	3,774,675

Applications Software — 1.3%
Nuance Communications, Inc.†	407,985	6,788,870

Auction Houses/Art Dealers — 1.1%
Sotheby’s†	91,842	5,483,886

Auto/Truck Parts & Equipment-Original — 2.3%
Cooper-Standard Holdings, Inc.†	69,568	3,442,225
Dana, Inc.	208,282	3,480,392
Lear Corp.	37,265	4,724,457

		11,647,074

Banks-Commercial — 9.2%
Associated Banc-Corp.	238,510	5,168,511
BankUnited, Inc.	204,514	7,037,327
Synovus Financial Corp.	188,741	7,204,244
Texas Capital Bancshares, Inc.†	95,582	6,014,975
Umpqua Holdings Corp.	382,754	6,682,885
Webster Financial Corp.	118,660	6,051,660
Zions Bancorp NA	175,096	7,891,577

		46,051,179

Banks-Super Regional — 1.2%
Comerica, Inc.	80,340	5,880,888

Batteries/Battery Systems — 1.1%
EnerSys	84,173	5,733,023

Beverages-Non-alcoholic — 1.1%
Cott Corp.	448,170	5,732,094

Building Products-Doors & Windows — 0.8%
Masonite International Corp.†	74,191	3,954,380

Building-Heavy Construction — 0.8%
Granite Construction, Inc.	36,487	1,295,289
Tutor Perini Corp.†	210,870	2,753,962

		4,049,251

Building-Residential/Commercial — 2.4%
Lennar Corp., Class A	114,906	5,466,078
Taylor Morrison Home Corp., Class A†	298,925	6,731,791

		12,197,869

Chemicals-Diversified — 1.7%
Orion Engineered Carbons SA	205,502	4,003,179
Westlake Chemical Corp.	64,066	4,328,940

		8,332,119

Circuit Boards — 0.7%
TTM Technologies, Inc.†	325,141	3,400,975

Commercial Services — 1.2%
Quanta Services, Inc.	157,525	5,894,586

Computer Services — 2.0%
Amdocs, Ltd.	87,860	5,622,161

Security Description	Shares	Value (Note 2)
Computer Services (continued)
Genpact, Ltd.	117,489	$4,661,964

		10,284,125

Computers-Integrated Systems — 2.6%
NCR Corp.†	238,006	8,046,983
NetScout Systems, Inc.†	200,100	5,210,604

		13,257,587

Containers-Paper/Plastic — 1.9%
Graphic Packaging Holding Co.	380,482	5,653,963
Sealed Air Corp.	97,108	4,058,143

		9,712,106

Data Processing/Management — 0.9%
CommVault Systems, Inc.†	101,360	4,605,798

E-Marketing/Info — 0.8%
Criteo SA ADR†	217,319	4,122,541

Electric-Integrated — 4.4%
Alliant Energy Corp.	161,788	8,014,977
Black Hills Corp.	58,406	4,622,835
PNM Resources, Inc.	99,058	4,920,211
Portland General Electric Co.	82,815	4,542,403

		22,100,426

Electronic Parts Distribution — 1.4%
Avnet, Inc.	152,130	6,909,745

Enterprise Software/Service — 1.1%
Verint Systems, Inc.†	93,742	5,424,850

Finance-Consumer Loans — 0.9%
OneMain Holdings, Inc.	109,107	4,522,485

Food-Misc./Diversified — 2.2%
Hain Celestial Group, Inc.†	144,709	3,150,315
Nomad Foods, Ltd.†	349,486	7,783,053

		10,933,368

Food-Wholesale/Distribution — 1.6%
US Foods Holding Corp.†	224,846	7,952,803

Footwear & Related Apparel — 0.8%
Skechers U.S.A., Inc., Class A†	106,168	4,028,014

Gas-Distribution — 0.9%
Southwest Gas Holdings, Inc.	50,640	4,502,402

Golf — 0.7%
Callaway Golf Co.	179,469	3,291,461

Insurance-Multi-line — 2.9%
American Financial Group, Inc.	62,598	6,408,783
Kemper Corp.	36,921	3,249,787
Old Republic International Corp.	211,830	4,831,842

		14,490,412

Insurance-Property/Casualty — 2.6%
First American Financial Corp.	89,430	5,170,842
Hanover Insurance Group, Inc.	29,960	3,886,112
Selective Insurance Group, Inc.	56,060	4,215,712

		13,272,666

Insurance-Reinsurance — 4.6%
Essent Group, Ltd.†	125,586	5,797,050
Everest Re Group, Ltd.	34,173	8,428,428
Reinsurance Group of America, Inc.	55,553	8,661,824

		22,887,302

12

SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Machine Tools & Related Products — 0.8%
Kennametal, Inc.	123,237	$4,261,536

Machinery-Construction & Mining — 0.8%
Terex Corp.	136,490	4,156,121

Machinery-Electrical — 0.9%
Regal Beloit Corp.	58,649	4,669,633

Medical Labs & Testing Services — 1.2%
ICON PLC†	37,247	5,816,864

Medical-HMO — 1.7%
Molina Healthcare, Inc.†	42,252	5,610,220
WellCare Health Plans, Inc.†	10,783	3,097,417

		8,707,637

Metal-Aluminum — 0.8%
Alcoa Corp.†	171,566	3,858,519

Office Furnishings-Original — 0.5%
Steelcase, Inc., Class A	143,134	2,420,396

Oil Companies-Exploration & Production — 1.9%
Cimarex Energy Co.	37,937	1,922,268
Oasis Petroleum, Inc.†	548,380	2,670,610
QEP Resources, Inc.†	526,082	2,604,106
SM Energy Co.	237,280	2,365,682

		9,562,666

Oil Field Machinery & Equipment — 1.0%
Dril-Quip, Inc.†	91,398	4,809,363

Oil-Field Services — 2.3%
MRC Global, Inc.†	234,773	3,671,850
Oil States International, Inc.†	186,190	2,777,955
Patterson-UTI Energy, Inc.	313,272	3,643,353
RPC, Inc.	271,990	1,680,898

		11,774,056

Publishing-Books — 0.6%
Houghton Mifflin Harcourt Co.†	390,951	2,287,063
Scholastic Corp.	17,163	586,460

		2,873,523

Real Estate Investment Trusts — 13.3%
American Campus Communities, Inc.	123,986	5,796,345
Americold Realty Trust	133,086	4,462,374
Camden Property Trust	80,590	8,357,989
Cousins Properties, Inc.	118,612	4,172,770
CubeSmart	234,398	7,957,812
Easterly Government Properties, Inc.	204,370	3,856,462
Empire State Realty Trust, Inc., Class A	411,856	5,770,103

Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
MGM Growth Properties LLC, Class A	193,028	$5,763,816
Park Hotels & Resorts, Inc.	203,852	5,383,731
STAG Industrial, Inc.	242,830	7,216,908
Sun Communities, Inc.	60,985	8,099,418

		66,837,728

Recreational Vehicles — 0.6%
Brunswick Corp.	57,525	2,827,929

Retail-Arts & Crafts — 0.4%
Michaels Cos., Inc.†	297,450	2,043,482

Retail-Building Products — 0.3%
BMC Stock Holdings, Inc.†	73,810	1,561,082

Retail-Jewelry — 0.4%
Signet Jewelers, Ltd.	114,039	2,068,667

Retail-Restaurants — 1.3%
Bloomin’ Brands, Inc.	220,514	3,755,354
Papa John’s International, Inc.	66,267	2,943,580

		6,698,934

Rubber/Plastic Products — 0.8%
Trinseo SA	97,430	3,781,258

Savings & Loans/Thrifts — 1.3%
Sterling Bancorp	307,720	6,723,682

Semiconductor Components-Integrated Circuits — 2.0%
Cypress Semiconductor Corp.	244,037	5,605,530
MaxLinear, Inc.†	201,302	4,424,618

		10,030,148

Semiconductor Equipment — 1.0%
Kulicke & Soffa Industries, Inc.	214,780	4,860,471

Steel-Producers — 0.7%
Carpenter Technology Corp.	74,518	3,354,055

Television — 0.6%
Sinclair Broadcast Group, Inc., Class A	62,560	3,143,640

Transport-Air Freight — 0.5%
Atlas Air Worldwide Holdings, Inc.†	53,061	2,422,235

TOTAL INVESTMENTS (cost $484,278,356)(1)	98.5%	494,914,302
Other assets less liabilities	1.5	7,531,170

NET ASSETS	100.0%	$502,445,472

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$494,914,302	$—	$—	$494,914,302

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

13

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO PROFILE — July 31, 2019 — (unaudited)

Industry Allocation*

United States Treasury Notes	43.1%
Medical-Drugs	2.4
Applications Software	1.3
Diversified Banking Institutions	1.1
Telephone-Integrated	1.1
Cosmetics & Toiletries	1.0
Banks-Commercial	0.9
Real Estate Investment Trusts	0.9
Oil Companies-Integrated	0.9
Insurance-Life/Health	0.9
E-Commerce/Products	0.8
Finance-Credit Card	0.8
Electric-Integrated	0.7
Insurance-Property/Casualty	0.7
Computers	0.6
Internet Content-Entertainment	0.6
Medical-Biomedical/Gene	0.6
Electronic Components-Semiconductors	0.6
Insurance-Multi-line	0.5
Web Portals/ISP	0.5
Banks-Super Regional	0.5
Tobacco	0.5
Transport-Services	0.5
Data Processing/Management	0.4
Food-Misc./Diversified	0.4
Cable/Satellite TV	0.4
Medical Products	0.4
Diagnostic Equipment	0.4
Medical-HMO	0.4
Retail-Restaurants	0.4
Apparel Manufacturers	0.4
Enterprise Software/Service	0.3
Chemicals-Diversified	0.3
Web Hosting/Design	0.3
Options Purchased	0.3
Retail-Building Products	0.3
Auto-Cars/Light Trucks	0.3
Commercial Services	0.3
Medical Instruments	0.3
Auto-Heavy Duty Trucks	0.3
Finance-Investment Banker/Broker	0.3
Diversified Minerals	0.3
Aerospace/Defense	0.3
Machinery-General Industrial	0.3
Containers-Paper/Plastic	0.3
E-Commerce/Services	0.3
Airport Development/Maintenance	0.3
Multimedia	0.3
Commercial Services-Finance	0.2
Brewery	0.2
Human Resources	0.2
Building & Construction Products-Misc.	0.2
Oil Refining & Marketing	0.2
Telecom Services	0.2
Beverages-Wine/Spirits	0.2
Oil Companies-Exploration & Production	0.2
Aerospace/Defense-Equipment	0.2
Cellular Telecom	0.2
Retail-Auto Parts	0.2
Advertising Agencies	0.2
Airlines	0.2

Building Products-Cement	0.2%
Pharmacy Services	0.2
Insurance Brokers	0.2
Industrial Gases	0.2
Building & Construction-Misc.	0.1
Diversified Manufacturing Operations	0.1
Computer Services	0.1
Electronic Security Devices	0.1
Textile-Apparel	0.1
Tools-Hand Held	0.1
Athletic Footwear	0.1
Metal-Diversified	0.1
Retail-Apparel/Shoe	0.1
Gas-Distribution	0.1
Electric-Generation	0.1
Medical-Wholesale Drug Distribution	0.1
Casino Services	0.1
Computers-Periphery Equipment	0.1
Industrial Automated/Robotic	0.1
Building-Heavy Construction	0.1
Hotels/Motels	0.1
Real Estate Operations & Development	0.1
Pipelines	0.1
Medical-Hospitals	0.1
Publishing-Periodicals	0.1
Electronic Forms	0.1
Transport-Rail	0.1
Semiconductor Equipment	0.1
Computer Aided Design	0.1
Computers-Integrated Systems	0.1
Instruments-Controls	0.1
Semiconductor Components-Integrated Circuits	0.1
Soap & Cleaning Preparation	0.1
Banks-Fiduciary	0.1
Investment Companies	0.1
Coatings/Paint	0.1
Vitamins & Nutrition Products	0.1
Internet Application Software	0.1
Retail-Perfume & Cosmetics	0.1
Power Converter/Supply Equipment	0.1
Import/Export	0.1
Office Automation & Equipment	0.1
Finance-Leasing Companies	0.1
Retail-Consumer Electronics	0.1
Machinery-Electrical	0.1
Networking Products	0.1
Retirement/Aged Care	0.1

77.5%

*	Calculated as a percentage of net assets

Country Allocation*

United States	63.9%
Japan	2.7
United Kingdom	1.6
France	1.5
Canada	1.3
Switzerland	1.2
Australia	1.2
Germany	1.0

14

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO PROFILE — July 31, 2019 — (unaudited) — (continued)

Country Allocation* (continued)

Netherlands	0.6%
Ireland	0.6
Sweden	0.3
Spain	0.3
Denmark	0.2
Belgium	0.2
Finland	0.2
Hong Kong	0.1
Cayman Islands	0.1
Italy	0.1
Singapore	0.1
Bermuda	0.1
Norway	0.1
New Zealand	0.1

77.5%

*	Calculated as a percentage of net assets

15

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 34.1%
Australia — 1.2%
Adelaide Brighton, Ltd.	10,558	$25,480
AGL Energy, Ltd.	34,661	495,979
Altium,, Ltd.	2,749	68,084
Alumina, Ltd.	103,390	164,407
Amcor, Ltd.	42,634	452,781
Ansell, Ltd.	2,750	52,323
APA Group	10,937	82,315
Aristocrat Leisure, Ltd.	41,998	876,846
ASX, Ltd.	226	13,601
Aurizon Holdings, Ltd.	6,480	25,324
AusNet Services	58,571	70,994
Australia & New Zealand Banking Group, Ltd.	6,826	129,942
Bendigo & Adelaide Bank, Ltd.	184	1,443
BHP Group, Ltd.	39,159	1,081,678
BlueScope Steel, Ltd.	2,502	22,287
Boral, Ltd.	5,400	19,004
Caltex Australia, Ltd.	37	681
Challenger, Ltd.	2,838	13,708
Charter Hall Group	1,457	11,247
CIMIC Group, Ltd.	6,102	151,994
Coca-Cola Amatil, Ltd.	6,740	48,692
Cochlear, Ltd.	2,627	392,732
Commonwealth Bank of Australia	6,969	391,415
Computershare, Ltd.	7,428	80,329
Crown Resorts, Ltd.	750	6,078
CSL, Ltd.	3,072	479,686
Dexus	4,454	39,860
Domino’s Pizza Enterprises, Ltd.	1,163	30,624
Flight Centre Travel Group, Ltd.	262	8,217
Fortescue Metals Group, Ltd.	5,204	29,208
Goodman Group	13,096	132,308
GPT Group	7,904	33,461
Harvey Norman Holdings, Ltd.	2,809	8,402
IDP Education, Ltd.	4,530	59,355
Incitec Pivot, Ltd.	8,752	20,786
Insurance Australia Group, Ltd.	3,580	21,064
JB Hi-Fi, Ltd.	577	11,849
Macquarie Group, Ltd.	8,876	775,575
Magellan Financial Group, Ltd.	1,785	75,182
Medibank Private, Ltd.	16,019	39,393
Mirvac Group	16,274	35,726
National Australia Bank, Ltd.	6,709	130,430
Orica, Ltd.	3,597	53,562
Origin Energy, Ltd.	3,690	19,813
Platinum Asset Management, Ltd.	3,369	11,066
Qantas Airways, Ltd.	36,963	144,064
QBE Insurance Group, Ltd.	13,414	114,279
Ramsay Health Care, Ltd.	566	28,140
REA Group, Ltd.	1,109	74,033
Rio Tinto, Ltd.	5,912	399,230
Santos, Ltd.	4,428	21,802
Scentre Group	21,029	57,223
Sonic Healthcare, Ltd.	7,971	152,418
South32, Ltd.	44,551	95,499
Spark Infrastructure Group	7,999	12,940
Stockland	10,661	33,259
Suncorp Group, Ltd.	3,779	34,819
Sydney Airport	81,337	463,832
Tabcorp Holdings, Ltd.	11,318	34,558
Telstra Corp., Ltd.	17,365	47,036
Transurban Group	2,819	29,898

Security Description	Shares	Value (Note 2)
Australia (continued)
Treasury Wine Estates, Ltd.	7,252	$87,415
Washington H. Soul Pattinson & Co., Ltd.	827	12,785
Wesfarmers, Ltd.	3,562	95,191
Westpac Banking Corp.	7,624	149,004
Woodside Petroleum, Ltd.	13,647	320,494
Woolworths Group, Ltd.	9,992	242,756

		9,345,606

Austria — 0.0%
ANDRITZ AG	536	19,148
Erste Group Bank AG	706	25,249
OMV AG	147	7,348
Raiffeisen Bank International AG	288	6,730
Verbund AG	678	38,016
Wienerberger AG	4,231	96,868

		193,359

Belgium — 0.2%
Ageas	1,154	62,102
Anheuser-Busch InBev SA NV	1,556	157,378
Colruyt SA	1,459	75,807
Groupe Bruxelles Lambert SA	3,115	293,933
KBC Group NV	876	56,261
Proximus SADP	614	17,499
Telenet Group Holding NV	316	15,538
UCB SA	11,742	916,899

		1,595,417

Bermuda — 0.1%
Arch Capital Group, Ltd.†	1,734	67,089
Athene Holding, Ltd., Class A†	2,533	103,498
Essent Group, Ltd.†	308	14,217
Everest Re Group, Ltd.	262	64,620
Hongkong Land Holdings, Ltd.	27,400	167,264
Invesco, Ltd.	748	14,354
Jardine Matheson Holdings, Ltd.	428	26,044
Jardine Strategic Holdings, Ltd.	980	33,756
Kerry Properties, Ltd.	3,000	11,312
NWS Holdings, Ltd.	59,000	109,487
RenaissanceRe Holdings, Ltd.	281	50,903
Yue Yuen Industrial Holdings, Ltd.	2,500	7,007

		669,551

British Virgin Islands — 0.0%
Capri Holdings, Ltd.†	631	22,457

Canada — 1.3%
Agnico Eagle Mines, Ltd.	2,630	137,398
Alimentation Couche-Tard, Inc., Class B	2,789	170,958
Atco, Ltd., Class I	403	13,432
Bank of Montreal	1,817	136,020
Bank of Nova Scotia	8,058	430,191
Barrick Gold Corp.	2,035	33,074
Bausch Health Cos, Inc.†	1,426	34,262
BCE, Inc.	31,744	1,434,469
Brookfield Asset Management, Inc., Class A	1,272	62,328
CAE, Inc.	1,218	32,845
Canadian Apartment Properties REIT	352	12,991
Canadian Imperial Bank of Commerce	817	64,274
Canadian National Railway Co.	1,540	145,762
Canadian Natural Resources, Ltd.	2,620	66,363

16

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Canada (continued)
Canadian Pacific Railway, Ltd.	316	$75,447
Canadian Tire Corp., Ltd., Class A	58	6,333
Canadian Utilities, Ltd., Class A	1,018	27,722
Capital Power Corp.	1,002	22,488
Cenovus Energy, Inc.	1,287	11,965
CGI, Inc.†	2,739	210,810
CI Financial Corp.	1,228	19,037
Constellation Software, Inc.	83	78,968
Cronos Group, Inc.†	410	5,645
Dollarama, Inc.	525	19,452
Emera, Inc.	6,309	261,959
Empire Co., Ltd., Class A	755	19,982
Enbridge, Inc.	10,379	346,648
Encana Corp.	1,060	4,843
Fairfax Financial Holdings, Ltd.	79	36,600
First Capital Realty, Inc.	677	11,208
FirstService Corp.	462	48,482
Fortis, Inc.	780	30,744
Franco-Nevada Corp.	564	49,016
George Weston, Ltd.	393	31,081
Gibson Energy, Inc.	3,427	59,384
Gildan Activewear, Inc.	779	30,681
Great-West Lifeco, Inc.	3,115	68,399
H&R Real Estate Investment Trust	11,486	197,380
Husky Energy, Inc.	2,202	17,085
Hydro One, Ltd.*	3,483	61,516
iA Financial Corp., Inc.	769	30,858
Imperial Oil, Ltd.	1,416	38,774
Intact Financial Corp.	417	38,869
Kinross Gold Corp.†	5,722	23,152
Kirkland Lake Gold, Ltd.	827	34,200
Loblaw Cos., Ltd.	1,480	76,792
Magna International, Inc.	1,291	65,108
Manulife Financial Corp.	2,471	44,747
Methanex Corp.	275	10,825
Metro, Inc., Class A	1,316	51,471
Northland Power, Inc.	8,695	165,494
Pembina Pipeline Corp.	1,422	51,598
Power Corp. of Canada	2,054	43,545
Power Financial Corp.	26,840	587,519
Quebecor, Inc., Class B	12,503	283,255
Restaurant Brands International, Inc.	652	48,018
RioCan Real Estate Investment Trust	719	14,175
Rogers Communications, Inc., Class B	6,864	356,306
Royal Bank of Canada	20,216	1,596,387
Saputo, Inc.	852	25,732
Shaw Communications, Inc., Class B	309	6,057
Shopify, Inc., Class A†	213	67,688
SmartCentres Real Estate Investment Trust	325	7,976
Sun Life Financial, Inc.	2,329	96,774
Suncor Energy, Inc.	5,415	155,377
TC Energy Corp.	1,843	90,237
Teck Resources, Ltd., Class B	2,209	45,191
TELUS Corp.	142	5,104
TFI International, Inc.	2,977	94,173
Thomson Reuters Corp.	706	47,416
Toronto-Dominion Bank	25,800	1,508,160
Tourmaline Oil Corp.	1,125	14,832
Waste Connections, Inc.	2,208	200,310
West Fraser Timber Co., Ltd.	263	10,280
Wheaton Precious Metals Corp.	278	7,267

Security Description	Shares	Value (Note 2)
Canada (continued)
WSP Global, Inc.	407	$22,956

		10,493,865

Cayman Islands — 0.1%
BeiGene, Ltd. ADR†	166	22,799
CK Asset Holdings, Ltd.	10,000	75,224
CK Hutchison Holdings, Ltd.	18,776	175,660
Herbalife Nutrition, Ltd.†	11,159	457,742
Sands China, Ltd.	6,400	30,934
Wharf Real Estate Investment Co., Ltd.	4,000	25,309

		787,668

Curacao — 0.0%
Schlumberger, Ltd.	1,263	50,482

Denmark — 0.2%
AP Moller - Maersk A/S, Series A	12	12,807
Carlsberg A/S, Class B	6,572	896,299
Coloplast A/S, Class B	456	53,109
Danske Bank A/S	1,305	19,344
DSV A/S	3,029	288,671
Genmab A/S†	327	60,276
GN Store Nord A/S	233	11,064
H. Lundbeck A/S	4,007	154,602
ISS A/S	1,239	34,749
Novo Nordisk A/S, Class B	4,455	213,825
Royal Unibrew A/S	786	58,309
SimCorp A/S	306	27,567

		1,830,622

Finland — 0.2%
Elisa Oyj	575	26,995
Fortum Oyj	272	6,248
Kone Oyj, Class B	16,142	920,068
Nordea Bank Abp	6,695	42,825
Orion Oyj, Class B	672	23,040
Sampo Oyj, Class A	1,298	54,019
Valmet Oyj	15,661	304,379

		1,377,574

France — 1.5%
Aeroports de Paris	647	111,548
Air Liquide SA	1,950	269,122
Arkema SA	498	44,819
AXA SA	5,400	136,482
BioMerieux	162	13,699
BNP Paribas SA	2,957	137,404
Bouygues SA	3,538	126,391
Bureau Veritas SA	4,303	107,251
Casino Guichard Perrachon SA	284	10,470
Christian Dior SE	138	71,541
Cie Generale des Etablissements Michelin SCA	737	81,524
CNP Assurances	4,536	93,801
Credit Agricole SA	3,010	35,726
Dassault Aviation SA	198	271,349
Dassault Systemes SE	2,000	302,766
Edenred	19,915	998,641
Eiffage SA	1,999	197,280
Electricite de France SA	3,666	45,233
Engie SA	30,021	459,717
Eurazeo SE	426	28,563
Eutelsat Communications SA	726	13,875
Faurecia SA	187	8,825

17

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
France (continued)
Gaztransport Et Technigaz SA	408	$37,005
Hermes International	664	466,634
Ingenico Group SA	1,180	112,048
Ipsen SA	369	42,290
Kering SA	2,021	1,043,968
L’Oreal SA	6,586	1,761,049
Lagardere SCA	277	6,281
LVMH Moet Hennessy Louis Vuitton SE	2,441	1,009,337
Natixis SA	21,670	86,864
Orange SA	11,629	172,549
Pernod Ricard SA	2,152	376,796
Peugeot SA	2,311	54,270
Publicis Groupe SA	212	10,481
Rubis SCA	399	22,369
Sanofi	2,558	213,436
Sartorius Stedim Biotech	350	55,777
Schneider Electric SE	4,212	362,641
SCOR SE	1,271	52,248
Societe BIC SA	125	8,673
Societe Generale SA	1,012	24,790
Teleperformance	1,203	251,761
Thales SA	48	5,409
TOTAL SA	16,960	878,814
Ubisoft Entertainment SA†	662	54,895
Veolia Environnement SA	1,701	42,777
Vinci SA	2,189	224,344
Vivendi SA	10,466	290,893
Wendel SA	565	77,461
Worldline SA†*	309	22,091

		11,333,978

Germany — 1.0%
adidas AG	2,881	923,885
Allianz SE	9,009	2,100,180
BASF SE	1,093	73,033
Bayer AG	1,550	100,674
Bayerische Motoren Werke AG	642	47,328
Beiersdorf AG	1,525	177,198
Commerzbank AG	2,280	15,574
CompuGroup Medical SE	157	12,152
Covestro AG*	697	31,641
Daimler AG	2,911	150,630
Deutsche Bank AG	18,627	144,811
Deutsche Boerse AG	471	65,882
Deutsche Lufthansa AG	2,770	44,031
Deutsche Post AG	9,727	317,120
Deutsche Telekom AG	15,524	255,318
E.ON SE	4,186	41,889
Evonik Industries AG	2,886	82,801
Fresenius Medical Care AG & Co. KGaA	608	42,351
Fresenius SE & Co. KGaA	671	33,884
Fuchs Petrolub SE (Preference Shares)	4,437	171,325
Hannover Rueck SE	379	59,367
HeidelbergCement AG	4,078	296,084
Henkel AG & Co. KGaA	265	24,916
Henkel AG & Co. KGaA (Preference Shares)	204	21,029
HOCHTIEF AG	2,245	254,749
HUGO BOSS AG	278	17,548
Infineon Technologies AG	1,280	24,256
Innogy SE*	398	19,164
Jenoptik AG	2	56

Security Description	Shares	Value (Note 2)
Germany (continued)
LEG Immobilien AG	478	$55,403
Merck KGaA	524	53,691
METRO AG	784	12,133
Muenchener Rueckversicherungs-Gesellschaft AG	660	159,110
Nemetschek SE	222	12,503
Porsche Automobil Holding SE (Preference Shares)	1,994	132,000
Puma SE	40	2,795
RWE AG	1,410	38,142
SAP SE	1,738	215,595
Sartorius AG (Preference Shares)	558	114,338
Siemens AG	5,123	562,370
Siemens Healthineers AG*	1,921	80,253
Software AG	3,143	89,085
Symrise AG	454	42,057
Telefonica Deutschland Holding AG	124,636	314,373
thyssenkrupp AG	2,641	34,099
Uniper SE	1,018	31,435
Wirecard AG	309	51,654

		7,549,912

Guernsey — 0.0%
Amdocs, Ltd.	181	11,582

Hong Kong — 0.1%
AIA Group, Ltd.	33,219	339,239
BOC Hong Kong Holdings, Ltd.	40,000	153,092
Hang Lung Properties, Ltd.	9,000	21,175
Hang Seng Bank, Ltd.	1,000	23,706
Hong Kong & China Gas Co., Ltd.	19,000	41,896
Hong Kong Exchanges & Clearing, Ltd.	2,204	74,602
Hysan Development Co., Ltd.	3,000	14,311
Link REIT	11,500	134,104
New World Development Co., Ltd.	22,000	30,795
Sino Land Co., Ltd.	12,000	19,495
SJM Holdings, Ltd.	26,000	28,399
Sun Hung Kai Properties, Ltd.	6,000	96,427
Swire Pacific, Ltd., Class A	5,819	66,062
Swire Properties, Ltd.	4,800	17,384
Vitasoy International Holdings, Ltd.	2,000	9,384
Wharf Holdings, Ltd.	6,000	14,630
Wheelock & Co., Ltd.	6,555	41,378

		1,126,079

Ireland — 0.6%
Accenture PLC, Class A	1,209	232,829
AIB Group PLC	49,223	167,543
Alkermes PLC†	1,490	34,508
Allegion PLC	9,395	972,758
Allergan PLC	891	143,006
Bank of Ireland Group PLC	45,743	201,349
CRH PLC	4,008	133,386
DCC PLC	1,019	85,605
Eaton Corp. PLC	2,741	225,283
James Hardie Industries PLC CDI	3,068	41,293
Jazz Pharmaceuticals PLC†	251	34,984
Kerry Group PLC, Class A	524	60,690
Linde PLC	1,224	234,127
Medtronic PLC	18,202	1,855,512
Perrigo Co. PLC	209	11,288
Seagate Technology PLC	3,497	161,946
Willis Towers Watson PLC	243	47,439

		4,643,546

18

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Israel — 0.0%
Bank Leumi Le-Israel B.M.	2,813	$20,517
CyberArk Software, Ltd.†	74	10,277
Israel Chemicals, Ltd.	2,750	14,823
NICE, Ltd.†	246	37,573
Teva Pharmaceutical Industries, Ltd. ADR†	1,456	11,546

		94,736

Italy — 0.1%
Assicurazioni Generali SpA	4,784	89,056
Atlantia SpA	1,892	48,630
Enel SpA	15,604	106,937
Eni SpA	4,357	68,208
FinecoBank Banca Fineco SpA	1,147	11,364
Interpump Group SpA	4,168	117,341
Intesa Sanpaolo SpA	47,488	102,623
Moncler SpA	3,472	142,322
Poste Italiane SpA*	3,460	36,957
Recordati SpA	330	14,785
UniCredit SpA	1,491	17,495

		755,718

Japan — 2.7%
Acom Co., Ltd.	2,700	9,544
Advantest Corp.	7,800	302,337
AGC, Inc.	4,300	131,677
Air Water, Inc.	7,463	121,720
Alfresa Holdings Corp.	1,875	45,421
Aoyama Trading Co., Ltd.	900	16,839
Aozora Bank, Ltd.	600	13,720
Asahi Group Holdings, Ltd.	1,974	85,139
Asahi Kasei Corp.	4,264	43,388
Astellas Pharma, Inc.	44,300	629,623
Bank of Kyoto, Ltd.	900	34,815
Benesse Holdings, Inc.	1,200	28,131
Brother Industries, Ltd.	5,547	98,287
Canon, Inc.	8,990	244,352
Central Japan Railway Co.	800	160,587
Chiba Bank, Ltd.	3,500	17,254
Chubu Electric Power Co., Inc.	9,995	140,932
Chugai Pharmaceutical Co., Ltd.	1,545	110,328
Chugoku Electric Power Co., Inc.	1,300	16,235
Citizen Holdings Co., Ltd.	8,700	43,270
COMSYS Holdings Corp.	500	12,624
Concordia Financial Group, Ltd.	10,100	35,540
CyberAgent, Inc.	400	16,155
Dai Nippon Printing Co., Ltd.	2,800	58,722
Dai-ichi Life Holdings, Inc.	40,100	588,330
Daicel Corp.	7,044	59,640
Daiichi Sankyo Co., Ltd.	1,120	67,979
Daito Trust Construction Co., Ltd.	828	107,085
Daiwa House Industry Co., Ltd.	1,000	28,326
Daiwa Securities Group, Inc.	2,300	9,916
Dentsu, Inc.	500	16,660
East Japan Railway Co.	2,500	229,192
Eisai Co., Ltd.	3,200	172,990
Electric Power Development Co., Ltd.	4,141	93,100
Fancl Corp.	400	10,064
Fast Retailing Co., Ltd.	900	539,017
Fuji Electric Co., Ltd.	1,100	33,750
Fuji Media Holdings, Inc.	800	10,417
FUJIFILM Holdings Corp.	2,300	109,024

Security Description	Shares	Value (Note 2)
Japan (continued)
Fujitsu, Ltd.	2,492	$195,582
Fukuoka Financial Group, Inc.	1,100	20,089
Hakuhodo DY Holdings, Inc.	2,914	45,729
Hankyu Hanshin Holdings, Inc.	700	24,563
Hisamitsu Pharmaceutical Co., Inc.	794	31,948
Hitachi, Ltd.	6,600	234,755
Honda Motor Co., Ltd.	8,135	201,728
Hoya Corp.	1,284	98,651
Hulic Co., Ltd.	6,110	52,480
Isuzu Motors, Ltd.	2,000	22,054
ITOCHU Corp.	8,800	167,908
Itochu Techno-Solutions Corp.	2,200	56,328
Japan Airlines Co., Ltd.	2,200	68,855
Japan Exchange Group, Inc.	1,417	20,754
Japan Post Bank Co., Ltd.	6,070	58,875
Japan Post Holdings Co., Ltd.	17,666	173,006
Japan Post Insurance Co., Ltd.	9,100	151,695
Japan Tobacco, Inc.	20,004	444,066
JSR Corp.	900	14,915
JTEKT Corp.	900	10,638
JXTG Holdings, Inc.	219,528	1,032,563
Kajima Corp.	12,798	164,720
Kamigumi Co., Ltd.	500	11,487
Kaneka Corp.	2,763	102,605
Kansai Electric Power Co., Inc.	7,737	95,412
Kansai Paint Co., Ltd.	5,110	100,625
Kao Corp.	4,995	365,269
KDDI Corp.	19,416	506,999
Keihan Holdings Co., Ltd.	600	24,360
Keyence Corp.	100	57,069
Kirin Holdings Co., Ltd.	34,800	756,206
Kobayashi Pharmaceutical Co., Ltd.	600	42,828
Konami Holdings Corp.	2,300	98,089
Konica Minolta, Inc.	2,100	17,385
Kose Corp.	192	32,660
Kurita Water Industries, Ltd.	500	12,624
Kyowa Kirin Co., Ltd.	2,700	44,575
Lintec Corp.	700	14,719
Marubeni Corp.	6,800	44,120
Maruichi Steel Tube, Ltd.	300	7,897
Medipal Holdings Corp.	1,995	42,442
MEIJI Holdings Co., Ltd.	100	6,943
Mitsubishi Chemical Holdings Corp.	12,991	92,385
Mitsubishi Corp.	1,100	29,581
Mitsubishi Electric Corp.	1,200	15,682
Mitsubishi Estate Co., Ltd.	2,600	47,562
Mitsubishi Gas Chemical Co., Inc.	8,327	110,892
Mitsubishi UFJ Financial Group, Inc.	334,900	1,655,503
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,500	7,958
Mitsui & Co., Ltd.	1,600	26,043
Mitsui Chemicals, Inc.	1,024	23,443
Mitsui Fudosan Co., Ltd.	1,700	38,470
MS&AD Insurance Group Holdings, Inc.	11,300	370,352
NEC Corp.	1,100	44,775
NH Foods, Ltd.	400	14,781
Nintendo Co., Ltd.	281	102,950
Nippon Electric Glass Co., Ltd.	900	20,187
Nippon Telegraph & Telephone Corp.	8,600	388,144
Nissan Motor Co., Ltd.	9,750	63,680
Nisshinbo Holdings, Inc.	3,700	28,765
Nitori Holdings Co., Ltd.	100	13,492

19

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Nitto Denko Corp.	6,486	$321,107
Nomura Holdings, Inc.	6,414	21,024
Nomura Research Institute, Ltd.	4,400	77,761
NTN Corp.	16,600	45,965
NTT Data Corp.	5,713	75,013
NTT DOCOMO, Inc.	16,900	405,174
Obayashi Corp.	13,198	124,794
OBIC Co., Ltd.	686	72,614
Olympus Corp.	2,200	24,024
Omron Corp.	3,900	186,120
Ono Pharmaceutical Co., Ltd.	3,183	57,805
Oracle Corp. Japan	931	77,272
Oriental Land Co., Ltd.	500	65,888
ORIX Corp.	28,200	403,199
Osaka Gas Co., Ltd.	2,100	38,549
Otsuka Corp.	4,200	165,306
Otsuka Holdings Co., Ltd.	4,400	161,775
Penta-Ocean Construction Co., Ltd.	2,100	10,183
PeptiDream, Inc.†	300	16,759
Persol Holdings Co., Ltd.	2,500	60,016
Pola Orbis Holdings, Inc.	4,300	107,920
Recruit Holdings Co., Ltd.	5,698	193,908
Resona Holdings, Inc.	6,500	26,398
Ricoh Co., Ltd.	3,787	34,710
Rohm Co., Ltd.	819	57,106
Ryohin Keikaku Co., Ltd.	500	88,920
Secom Co., Ltd.	1,681	132,109
Sekisui Chemical Co., Ltd.	1,600	23,706
Seria Co., Ltd.	500	11,758
Seven & i Holdings Co., Ltd.	2,400	81,611
Shimamura Co., Ltd.	100	7,069
Shimizu Corp.	5,300	42,750
Shin-Etsu Chemical Co., Ltd.	1,808	184,161
Shionogi & Co., Ltd.	940	52,124
Shiseido Co., Ltd.	1,564	115,123
Shizuoka Bank, Ltd.	7,200	49,498
Showa Denko KK	978	26,327
Softbank Corp.	4,600	61,947
SoftBank Group Corp.	2,956	149,786
Sohgo Security Services Co., Ltd.	1,081	52,477
Sompo Holdings, Inc.	7,500	310,818
Sony Corp.	1,032	58,612
Sony Financial Holdings, Inc.	745	18,062
Stanley Electric Co., Ltd.	600	14,820
Subaru Corp.	1,400	32,566
Sumitomo Chemical Co., Ltd.	16,746	76,506
Sumitomo Corp.	13,400	199,129
Sumitomo Dainippon Pharma Co., Ltd.	1,478	27,134
Sumitomo Heavy Industries, Ltd.	500	16,133
Sumitomo Metal Mining Co., Ltd.	200	5,687
Sumitomo Mitsui Financial Group, Inc.	5,460	191,185
Sumitomo Mitsui Trust Holdings, Inc.	2,600	88,796
Sumitomo Realty & Development Co., Ltd.	700	25,494
Sumitomo Rubber Industries, Ltd.	800	8,737
Sundrug Co., Ltd.	500	13,797
Suzuken Co., Ltd.	1,239	68,366
Sysmex Corp.	300	21,695
T&D Holdings, Inc.	21,824	245,000
Taiheiyo Cement Corp.	1,122	31,555
Taisei Corp.	3,700	127,733

Security Description	Shares	Value (Note 2)
Japan (continued)
Taisho Pharmaceutical Holdings Co., Ltd.	420	$31,951
Takeda Pharmaceutical Co., Ltd.	9,700	335,611
Teijin, Ltd.	5,813	100,660
Toho Co., Ltd.	522	20,257
Toho Gas Co., Ltd.	1,000	38,148
Tohoku Electric Power Co., Inc.	9,924	99,397
Tokio Marine Holdings, Inc.	5,100	270,716
Tokyo Electric Power Co. Holdings, Inc.†	12,700	61,046
Tokyo Electron, Ltd.	680	115,447
Tokyo Gas Co., Ltd.	4,300	107,308
Tokyu Fudosan Holdings Corp.	6,035	34,974
Toppan Printing Co., Ltd.	4,700	76,772
Toshiba Corp.	600	19,136
Tosoh Corp.	1,200	16,789
TOTO, Ltd.	814	32,586
Toyo Seikan Group Holdings, Ltd.	1,900	33,156
Toyo Suisan Kaisha, Ltd.	400	15,886
Toyoda Gosei Co., Ltd.	200	3,669
Toyota Motor Corp.	3,685	237,050
Trend Micro, Inc.	2,752	120,081
Ube Industries, Ltd.	5,500	114,436
Ulvac Inc	600	25,153
Yahoo Japan Corp.	3,800	11,116
Yamaha Motor Co., Ltd.	1,600	28,024
Yamazaki Baking Co., Ltd.	1,100	16,747
Yokogawa Electric Corp.	1,000	17,934
Yokohama Rubber Co., Ltd.	600	11,032

		20,749,654

Jersey — 0.0%
Experian PLC	4,705	142,741
Glencore PLC	43,469	139,961
WPP PLC	1,398	16,459

		299,161

Luxembourg — 0.0%
ArcelorMittal	5,444	86,674
Millicom International Cellular SA SDR	449	23,083
RTL Group SA	131	6,436

		116,193

Malta — 0.0%
Kindred Group PLC SDR	1,822	11,252

Netherlands — 0.6%
Adyen NV†*	103	77,748
Aegon NV	3,296	16,263
AerCap Holdings NV†	548	29,882
Airbus SE	1,181	166,964
ASM International NV	982	79,945
BE Semiconductor Industries NV	3,359	99,633
EXOR NV	124	8,621
Ferrari NV	5,708	917,960
Fiat Chrysler Automobiles NV	9,166	121,820
Heineken Holding NV	1,873	189,695
ING Groep NV	6,645	73,752
Koninklijke Ahold Delhaize NV	3,158	71,402
Koninklijke DSM NV	2,763	341,918
Koninklijke KPN NV	80,374	229,087
Koninklijke Philips NV	2,351	110,252

20

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Netherlands (continued)
Koninklijke Vopak NV	319	$15,699
LyondellBasell Industries NV, Class A	1,428	119,509
Mylan NV†	633	13,230
NN Group NV	3,250	122,066
NXP Semiconductors NV	1,504	155,499
QIAGEN NV†	430	16,384
Randstad NV	429	21,495
Takeaway.com NV†*	708	63,249
Unilever NV	20,870	1,203,814
Wolters Kluwer NV	9,995	724,177

		4,990,064

New Zealand — 0.1%
a2 Milk Co., Ltd. (NZX)†	2,863	33,642
a2 Milk Co., Ltd. (ASX)†	6,488	75,222
Auckland International Airport, Ltd.	5,209	31,760
Contact Energy, Ltd.	3,561	18,170
Fisher & Paykel Healthcare Corp., Ltd.	6,316	68,246
Fletcher Building, Ltd.	7,826	25,476
Meridian Energy, Ltd.	10,430	32,101
Ryman Healthcare, Ltd.	9,330	78,917
Spark New Zealand, Ltd.	11,777	30,750

		394,284

Norway — 0.1%
DNB ASA	4,687	83,788
Equinor ASA	15,809	282,236
Gjensidige Forsikring ASA	3,025	58,798
Orkla ASA	6,047	51,322
Schibsted ASA, Class B	515	13,192
Telenor ASA	4,273	86,603

		575,939

Papua New Guinea — 0.0%
Oil Search, Ltd.	5,090	24,412

Portugal — 0.0%
EDP - Energias de Portugal SA	10,787	39,416
Galp Energia SGPS SA	1,370	21,285

		60,701

Singapore — 0.1%
CapitaLand, Ltd.	30	79
ComfortDelGro Corp., Ltd.	9,700	19,095
DBS Group Holdings, Ltd.	3,282	62,724
Flex, Ltd.†	2,284	25,467
Keppel Corp., Ltd.	30,406	140,576
Oversea-Chinese Banking Corp., Ltd.	17,937	149,578
SATS, Ltd.	13,500	47,233
Singapore Airlines, Ltd.	2,500	17,540
Singapore Technologies Engineering, Ltd.	67,600	207,843
Singapore Telecommunications, Ltd.	4,700	11,349
United Overseas Bank, Ltd.	2,354	45,132
Yangzijiang Shipbuilding Holdings, Ltd.	11,000	11,424

		738,040

Spain — 0.3%
Acciona SA	2,976	316,726
Aena SME SA*	1,795	323,567
Banco Bilbao Vizcaya Argentaria SA	5,406	27,389
Banco de Sabadell SA	9,904	8,638

Security Description	Shares	Value (Note 2)
Spain (continued)
Banco Santander SA	30,832	$131,244
Bankia SA	7,011	13,847
Bankinter SA	1,489	9,636
CaixaBank SA	16,179	39,846
Endesa SA	2,117	52,316
Grifols SA	1,809	58,511
Iberdrola SA	12,748	120,785
Iberdrola SA (Interim)†	163	1,541
Industria de Diseno Textil SA	682	20,340
Mapfre SA	22,437	61,440
Merlin Properties Socimi SA	1,110	15,112
Naturgy Energy Group SA	2,519	63,761
Red Electrica Corp. SA	2,425	45,841
Repsol SA	7,693	121,970
Telefonica SA	73,593	561,687

		1,994,197

Sweden — 0.3%
Boliden AB	1,153	26,155
Elekta AB, Series B	3,594	51,150
Essity AB, Class B	1,391	41,324
ICA Gruppen AB	1,841	81,600
Investor AB, Class B	1,558	74,140
L E Lundbergforetagen AB, Class B	651	24,132
Lundin Petroleum AB	2,380	74,722
Skandinaviska Enskilda Banken AB, Class A	2,115	19,894
Svenska Handelsbanken AB, Class A	2,801	25,226
Swedish Match AB	2,543	97,194
Volvo AB, Class B	99,722	1,481,734

		1,997,271

Switzerland — 1.2%
Alcon, Inc.†	2,241	129,617
Baloise Holding AG	304	54,857
Chocoladefabriken Lindt & Spruengli AG	1	82,636
Clariant AG	1,709	31,285
Coca-Cola HBC AG	790	27,286
Credit Suisse Group AG	8,380	101,487
EMS-Chemie Holding AG	40	24,965
Flughafen Zurich AG	64	11,681
Garmin, Ltd.	515	40,474
Logitech International SA	20,574	840,276
Lonza Group AG	81	27,709
Nestle SA	21,487	2,280,146
Novartis AG	11,330	1,038,951
OC Oerlikon Corp. AG	10,527	112,755
Pargesa Holding SA	166	12,458
Roche Holding AG	9,547	2,556,253
SGS SA	4	9,866
Sika AG	9,485	1,370,546
Sonova Holding AG	298	68,735
Straumann Holding AG	200	163,064
Sunrise Communications Group AG*	1,113	82,265
Swiss Life Holding AG	31	14,987
Swiss Re AG	466	45,135
Swisscom AG	116	56,263
TE Connectivity, Ltd.	1,356	125,295
Temenos AG	395	69,380
UBS Group AG	12,250	136,120
Zurich Insurance Group AG	485	168,682

		9,683,174

21

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United Kingdom — 1.6%
3i Group PLC	6,086	$82,043
Admiral Group PLC	491	12,914
Amcor PLC†	15,025	159,265
Anglo American PLC	26,870	663,368
Aon PLC	2,510	475,018
AstraZeneca PLC	2,929	251,403
Atlassian Corp. PLC, Class A†	210	29,425
Auto Trader Group PLC*	15,455	101,306
Aviva PLC	95,080	468,173
BAE Systems PLC	5,736	38,134
Barclays PLC	41,435	77,749
Barratt Developments PLC	4,487	35,042
Berkeley Group Holdings PLC	558	26,338
BHP Group PLC	8,857	211,492
BP PLC	135,448	893,255
British American Tobacco PLC	16,221	578,819
British Land Co. PLC	3,962	24,487
BT Group PLC	2,255	5,264
Burberry Group PLC	1,777	48,477
Carnival PLC	1,147	51,767
Compass Group PLC	8,508	214,459
Diageo PLC	24,205	1,009,946
Dialog Semiconductor PLC†	8,020	364,464
Direct Line Insurance Group PLC	36,065	141,045
Evraz PLC	2,093	16,609
GlaxoSmithKline PLC	61,227	1,267,004
Hargreaves Lansdown PLC	788	20,047
HSBC Holdings PLC	43,797	348,808
Imperial Brands PLC	268	6,779
Intertek Group PLC	208	14,379
Investec PLC	2,965	16,809
J Sainsbury PLC	16,969	40,508
Kingfisher PLC	10,266	27,619
Legal & General Group PLC	148,500	471,019
Liberty Global PLC, Class C†	481	12,525
Lloyds Banking Group PLC	33,560	21,736
London Stock Exchange Group PLC	445	35,901
Meggitt PLC	3,493	25,259
Mondi PLC	1,599	34,944
Next PLC	140	10,295
Nielsen Holdings PLC	260	6,022
NMC Health PLC	76	2,282
Ocado Group PLC†	921	13,850
Pearson PLC	3,289	34,894
Persimmon PLC	1,365	33,252
Prudential PLC	6,785	139,933
Reckitt Benckiser Group PLC	1,421	110,176
RELX PLC	3,999	94,851
Rio Tinto PLC	4,774	271,073
Royal Bank of Scotland Group PLC	14,728	38,902
Royal Dutch Shell PLC, Class A	41,197	1,293,829
Royal Dutch Shell PLC, Class B	36,372	1,147,975
RSA Insurance Group PLC	1,934	13,204
Sage Group PLC	3,937	34,338
Segro PLC	4,162	38,605
Smith & Nephew PLC	6,147	139,273
Spirax-Sarco Engineering PLC	1,079	117,756
St James’s Place PLC	432	5,127
Standard Chartered PLC	6,589	54,041
Taylor Wimpey PLC	14,425	28,276
TechnipFMC PLC	1,224	33,709
Tesco PLC	3,560	9,651

Security Description	Shares	Value (Note 2)
United Kingdom (continued)
Unilever PLC	11,817	$711,719
Vodafone Group PLC	26,629	48,499
Whitbread PLC	818	44,882
WM Morrison Supermarkets PLC	9,734	23,060

		12,823,073

United States — 20.5%
A.O. Smith Corp.	5,178	235,340
Abbott Laboratories	4,802	418,254
AbbVie, Inc.	10,562	703,640
ABIOMED, Inc.†	6	1,671
Activision Blizzard, Inc.	345	16,815
Acuity Brands, Inc.	485	65,097
Adobe, Inc.†	2,347	701,424
ADT, Inc.	7,056	44,806
Advance Auto Parts, Inc.	1,385	208,636
AES Corp.	2,370	39,792
Aflac, Inc.	7,029	370,007
AGCO Corp.	170	13,090
Agilent Technologies, Inc.	1,296	89,955
Akamai Technologies, Inc.†	667	58,783
Albemarle Corp.	692	50,488
Alexandria Real Estate Equities, Inc.	977	142,994
Alexion Pharmaceuticals, Inc.†	1,259	142,632
Align Technology, Inc.†	254	53,106
Alliant Energy Corp.	980	48,549
Allstate Corp.	6,520	700,248
Ally Financial, Inc.	2,513	82,703
Alnylam Pharmaceuticals, Inc.†	460	35,691
Alphabet, Inc., Class A†	1,423	1,733,499
Alphabet, Inc., Class C†	1,821	2,215,574
Altria Group, Inc.	1,418	66,745
Amazon.com, Inc.†	3,421	6,386,254
AMC Networks, Inc., Class A†	571	30,480
AMERCO	33	12,771
Ameren Corp.	964	72,965
American Airlines Group, Inc.	4,508	137,539
American Electric Power Co., Inc.	1,716	150,682
American Express Co.	8,044	1,000,432
American Financial Group, Inc.	1,007	103,097
American Tower Corp.	4,784	1,012,390
Ameriprise Financial, Inc.	805	117,136
AmerisourceBergen Corp.	5,155	449,258
Amgen, Inc.	4,489	837,558
AMN Healthcare Services, Inc.†	329	17,562
Anadarko Petroleum Corp.	1,723	126,916
Analog Devices, Inc.	114	13,390
ANSYS, Inc.†	336	68,248
Antero Midstream Corp.	936	8,536
Anthem, Inc.	2,329	686,147
Apartment Investment & Management Co., Class A	2,201	109,038
Apple Hospitality REIT, Inc.	33,787	530,794
Apple, Inc.	21,006	4,475,118
Archer-Daniels-Midland Co.	2,203	90,499
Arrow Electronics, Inc.†	370	26,866
Arthur J. Gallagher & Co.	210	18,990
Assurant, Inc.	519	58,834
AT&T, Inc.	19,277	656,382
Atmos Energy Corp.	472	51,467
Autodesk, Inc.†	158	24,675
Autoliv, Inc.	367	26,479
Automatic Data Processing, Inc.	5,515	918,358

22

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United States (continued)
AutoZone, Inc.†	565	$634,518
Avista Corp.	11,656	536,526
AXA Equitable Holdings, Inc.	5,338	119,998
Baker Hughes a GE Co., LLC	3,567	90,566
Ball Corp. (LSE)	644	46,033
Ball Corp. (NYSE)	2,010	143,675
Bank of America Corp.	30,450	934,206
Bank of Hawaii Corp.	165	14,066
Bank of New York Mellon Corp.	3,888	182,425
Baxter International, Inc.	3,391	284,742
BB&T Corp.	17,044	878,277
Becton Dickinson and Co.	510	128,928
Berkshire Hathaway, Inc., Class B†	8,315	1,708,150
Best Buy Co., Inc.	4,941	378,135
Bio-Rad Laboratories, Inc., Class A†	195	61,406
Biogen, Inc.†	2,079	494,428
BioMarin Pharmaceutical, Inc.†	721	57,190
Black Hills Corp.	1,212	95,930
Boeing Co.	323	110,201
Booking Holdings, Inc.†	157	296,198
BorgWarner, Inc.	868	32,810
Boston Scientific Corp.†	3,033	128,781
Brighthouse Financial, Inc.†	714	27,967
Bristol-Myers Squibb Co.	16,655	739,649
Brixmor Property Group, Inc.	2,184	41,452
Broadcom, Inc.	3,587	1,040,194
Broadridge Financial Solutions, Inc.	106	13,475
Bruker Corp.	299	14,307
C.H. Robinson Worldwide, Inc.	3,682	308,294
Cabot Microelectronics Corp.	256	31,142
Cabot Oil & Gas Corp.	2,271	43,512
Cadence Design Systems, Inc.†	1,161	85,810
Camden Property Trust	357	37,024
Capital One Financial Corp.	1,422	131,421
Cardinal Health, Inc.	1,618	73,991
Cargurus, Inc.†	655	24,412
Carlisle Cos., Inc.	101	14,565
CarMax, Inc.†	1,698	149,016
CBS Corp., Class B	575	29,618
CDK Global, Inc.	408	21,163
CDW Corp.	1,858	219,541
Celanese Corp.	492	55,188
Celgene Corp.†	4,973	456,820
Centene Corp.†	1,289	67,144
Cerner Corp.	1,892	135,562
CF Industries Holdings, Inc.	215	10,655
Charles Schwab Corp.	40,731	1,760,394
Charter Communications, Inc., Class A†	308	118,697
Chevron Corp.	3,900	480,129
Chipotle Mexican Grill, Inc.†	102	81,144
Church & Dwight Co., Inc.	5,153	388,742
Ciena Corp.†	1,148	51,913
Cigna Corp.	2,051	348,506
Cimarex Energy Co.	388	19,660
Cincinnati Financial Corp.	454	48,728
Cinemark Holdings, Inc.	3,685	147,105
Cintas Corp.	646	168,244
Cirrus Logic, Inc.†	286	14,028
Cisco Systems, Inc.	5,027	278,496
CIT Group, Inc.	345	17,440
Citigroup, Inc.	6,344	451,439

Security Description	Shares	Value (Note 2)
United States (continued)
Citizens Financial Group, Inc.	36,114	$1,345,608
Clorox Co.	427	69,430
CME Group, Inc.	890	173,034
Cognizant Technology Solutions Corp., Class A	462	30,095
Colgate-Palmolive Co.	3,567	255,897
Comcast Corp., Class A	39,776	1,717,130
Comerica, Inc.	1,145	83,814
ConocoPhillips	4,356	257,352
Cooper Cos., Inc.	201	67,817
Copart, Inc.†	1,589	123,195
Cornerstone OnDemand, Inc.†	1,960	116,032
Corteva, Inc.	3,600	106,200
CoStar Group, Inc.†	1,741	1,071,411
Coty, Inc., Class A	5,006	54,615
Crane Co.	3,405	284,999
Crown Holdings, Inc.†	274	17,539
CubeSmart	345	11,713
Cullen/Frost Bankers, Inc.	256	24,305
Cummins, Inc.	594	97,416
CVS Health Corp.	11,358	634,571
Danaher Corp.	14,296	2,008,588
Darden Restaurants, Inc.	3,553	431,903
DaVita, Inc.†	1,627	97,376
Dell Technologies, Inc., Class C†	4,296	248,051
Delta Air Lines, Inc.	4,371	266,806
DENTSPLY SIRONA, Inc.	309	16,825
Devon Energy Corp.	2,900	78,300
DexCom, Inc.†	128	20,079
Discover Financial Services	17,439	1,564,976
Discovery, Inc., Class A†	698	21,156
Discovery, Inc., Class C†	1,253	35,385
Dollar General Corp.	1,426	191,113
Dominion Energy, Inc.	5,984	444,551
Dover Corp.	563	54,527
Dow, Inc.	3,508	169,928
Duke Energy Corp.	1,449	125,657
DuPont de Nemours, Inc.	9,327	673,036
E*TRADE Financial Corp.	244	11,905
East West Bancorp, Inc.	2,418	116,088
Eastman Chemical Co.	569	42,874
Eaton Vance Corp.	442	19,669
Ecolab, Inc.	984	198,502
Edison International	2,045	152,434
Edwards Lifesciences Corp.†	460	97,911
Elanco Animal Health, Inc.†	440	14,502
Eli Lilly & Co.	3,631	395,597
EOG Resources, Inc.	1,119	96,066
EPAM Systems, Inc.†	189	36,626
Equity LifeStyle Properties, Inc.	88	10,934
Erie Indemnity Co., Class A	311	69,281
Estee Lauder Cos., Inc., Class A	4,910	904,373
Etsy, Inc.†	761	51,002
Evergy, Inc.	14,308	865,491
Exact Sciences Corp.†	695	80,001
Exelon Corp.	7,144	321,909
Expedia Group, Inc.	83	11,017
Expeditors International of Washington, Inc.	1,168	89,177
Extended Stay America, Inc.	38,809	648,886
Extra Space Storage, Inc.	1,637	183,982
Exxon Mobil Corp.	13,069	971,811
F5 Networks, Inc.†	254	37,267

23

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United States (continued)
Facebook, Inc., Class A†	20,621	$4,005,217
FactSet Research Systems, Inc.	220	61,006
Fastenal Co.	2,412	74,290
FedEx Corp.	2,718	463,501
Fidelity National Financial, Inc.	2,202	94,422
Fidelity National Information Services, Inc.	13,004	1,732,852
Fifth Third Bancorp	392	11,638
First American Financial Corp.	4,384	253,483
First Horizon National Corp.	2,653	43,509
FirstEnergy Corp.	558	24,535
Fiserv, Inc.†	1,511	159,305
FLIR Systems, Inc.	590	29,299
Fluor Corp.	585	19,018
Ford Motor Co.	13,175	125,558
Fortinet, Inc.†	689	55,334
Fortive Corp.	914	69,510
Fox Corp., Class A	71	2,650
Franklin Resources, Inc.	1,256	40,983
Gap, Inc.	941	18,350
Generac Holdings, Inc.†	664	48,007
General Electric Co.	3,826	39,982
General Mills, Inc.	17,240	915,616
General Motors Co.	5,476	220,902
Gilead Sciences, Inc.	8,488	556,134
GoDaddy, Inc., Class A†	20,547	1,507,739
Goldman Sachs Group, Inc.	1,025	225,633
Green Dot Corp., Class A†	946	47,953
H&R Block, Inc.	1,225	33,920
Halliburton Co.	5,216	119,968
Hanover Insurance Group, Inc.	107	13,879
Harley-Davidson, Inc.	1,160	41,505
Hartford Financial Services Group, Inc.	3,249	187,240
HCA Healthcare, Inc.	3,977	530,969
HCP, Inc.	1,775	56,676
HD Supply Holdings, Inc.†	644	26,088
HEICO Corp.	2,276	311,243
Henry Schein, Inc.†	1,764	117,377
Hess Corp.	1,446	93,759
Hewlett Packard Enterprise Co.	7,610	109,356
Hill-Rom Holdings, Inc.	1,785	190,352
HollyFrontier Corp.	705	35,088
Hologic, Inc.†	427	21,884
Home Depot, Inc.	8,186	1,749,266
Host Hotels & Resorts, Inc.	2,976	51,753
HP, Inc.	6,787	142,798
Hubbell, Inc.	160	20,781
HubSpot, Inc.†	1,372	245,204
Humana, Inc.	1,086	322,271
Huntington Bancshares, Inc.	23,121	329,474
Huntington Ingalls Industries, Inc.	200	45,660
IAC/InterActiveCorp†	553	132,195
IDACORP, Inc.	3,431	350,168
IDEX Corp.	312	52,485
IDEXX Laboratories, Inc.†	371	104,641
Illumina, Inc.†	251	75,144
Incyte Corp.†	1,131	96,045
Ingredion, Inc.	299	23,110
Insperity, Inc.	8,254	877,813
Insulet Corp.†	121	14,876
Intel Corp.	18,239	921,981
Intercontinental Exchange, Inc.	1,158	101,742

Security Description	Shares	Value (Note 2)
United States (continued)
Interpublic Group of Cos., Inc.	51,205	$1,173,619
Intuit, Inc.	5,656	1,568,465
Intuitive Surgical, Inc.†	146	75,848
Ionis Pharmaceuticals, Inc.†	733	48,275
ITT, Inc.	213	13,295
J.M. Smucker Co.	482	53,594
Jack Henry & Associates, Inc.	465	64,961
Jacobs Engineering Group, Inc.	534	44,060
JB Hunt Transport Services, Inc.	351	35,932
Jefferies Financial Group, Inc.	448	9,556
Johnson & Johnson	24,472	3,186,744
Jones Lang LaSalle, Inc.	183	26,661
JPMorgan Chase & Co.	14,393	1,669,588
Juniper Networks, Inc.	1,437	38,828
Keysight Technologies, Inc.†	729	65,260
Kimberly-Clark Corp.	1,304	176,888
Kimco Realty Corp.	1,472	28,277
Kinder Morgan, Inc.	3,104	64,004
KKR & Co, Inc. Class A	598	15,997
Kohl’s Corp.	698	37,594
Kroger Co.	3,386	71,648
L3Harris Technologies, Inc.	4,247	881,677
Laboratory Corp. of America Holdings†	840	140,717
Lamar Advertising Co., Class A	176	14,242
Landstar System, Inc.	1,106	123,065
Lear Corp.	237	30,047
LendingTree, Inc.†	361	116,437
Lennox International, Inc.	128	32,829
Liberty Property Trust	569	29,759
Lincoln National Corp.	2,094	136,822
Lockheed Martin Corp.	3,645	1,320,110
Loews Corp.	2,179	116,664
Lowe’s Cos., Inc.	7,092	719,129
Lululemon Athletica, Inc.†	696	132,999
Macquarie Infrastructure Corp.	651	26,977
Macy’s, Inc.	1,281	29,117
ManpowerGroup, Inc.	261	23,842
Marathon Oil Corp.	4,650	65,426
Marathon Petroleum Corp.	921	51,935
MarketAxess Holdings, Inc.	170	57,297
Marriott International, Inc., Class A	651	90,528
Marsh & McLennan Cos., Inc.	2,730	269,724
MasTec, Inc.†	202	10,367
Mastercard, Inc., Class A	1,598	435,087
Maxim Integrated Products, Inc.	1,091	64,576
McDonald’s Corp.	8,199	1,727,693
McKesson Corp.	1,506	209,259
MDU Resources Group, Inc.	19,704	526,885
MercadoLibre, Inc.†	497	308,846
Merck & Co., Inc.	35,531	2,948,718
MetLife, Inc.	16,849	832,678
Mettler-Toledo International, Inc.†	776	587,238
MGM Resorts International	210	6,304
Micron Technology, Inc.†	4,560	204,698
Microsoft Corp.	31,489	4,291,006
Moody’s Corp.	474	101,597
Morgan Stanley	31,995	1,425,697
Motorola Solutions, Inc.	674	111,857
MSCI, Inc.	521	118,392
National Instruments Corp.	5,340	222,998
National Oilwell Varco, Inc.	3,560	84,799
National Retail Properties, Inc.	594	31,031

24

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United States (continued)
Nektar Therapeutics†	794	$22,597
NetApp, Inc.	993	58,081
Netflix, Inc.†	1,504	485,777
New Relic, Inc.†	1,197	111,525
NextEra Energy, Inc.	528	109,386
Noble Energy, Inc.	731	16,140
Nordstrom, Inc.	474	15,694
Northern Trust Corp.	477	46,746
Northrop Grumman Corp.	8	2,765
NRG Energy, Inc.	1,138	38,851
Nu Skin Enterprises, Inc., Class A	1,372	54,853
NVIDIA Corp.	3,031	511,390
O’Reilly Automotive, Inc.†	1,305	496,892
Occidental Petroleum Corp.	1,149	59,013
OGE Energy Corp.	872	37,452
Okta, Inc.†	288	37,679
Old Dominion Freight Line, Inc.	248	41,411
Omnicom Group, Inc.	1,284	103,002
ON Semiconductor Corp.†	3,027	65,111
Oracle Corp.	1,065	59,960
Outfront Media, Inc.	12,595	342,332
Owens Corning	468	27,144
PACCAR, Inc.	11,744	823,724
PacWest Bancorp	3,258	125,857
Park Hotels & Resorts, Inc.	37,691	995,419
Paychex, Inc.	21,028	1,746,375
Paycom Software, Inc.†	161	38,761
Paylocity Holding Corp.†	350	35,732
PayPal Holdings, Inc.†	2,021	223,118
Penske Automotive Group, Inc.	1,604	73,736
Penumbra, Inc.†	703	117,823
Performance Food Group Co.†	1,282	56,216
Pfizer, Inc.	18,105	703,198
Philip Morris International, Inc.	15,981	1,336,171
Phillips 66	1,949	199,889
Pinnacle West Capital Corp.	485	44,242
Pioneer Natural Resources Co.	410	56,596
Planet Fitness, Inc., Class A†	1,213	95,415
PPL Corp.	1,621	48,030
Principal Financial Group, Inc.	1,036	60,129
Procter & Gamble Co.	9,473	1,118,193
Progressive Corp.	5,531	447,900
Prologis, Inc.	3,699	298,176
Prudential Financial, Inc.	17,307	1,753,372
Public Storage	617	149,783
Pure Storage, Inc., Class A†	10,363	156,896
QUALCOMM, Inc.	4,170	305,077
Quest Diagnostics, Inc.	1,690	172,515
Ralph Lauren Corp.	230	23,973
Raymond James Financial, Inc.	698	56,308
Raytheon Co.	363	66,171
Regeneron Pharmaceuticals, Inc.†	368	112,152
Reinsurance Group of America, Inc.	140	21,829
Republic Services, Inc.	1,343	119,057
ResMed, Inc.	596	76,705
RingCentral, Inc., Class A†	1,088	154,474
RLJ Lodging Trust	46,516	803,796
Robert Half International, Inc.	5,548	335,155
Rockwell Automation, Inc.	4,864	782,034
Rollins, Inc.	1,708	57,269
Ross Stores, Inc.	1,483	157,243
Ryder System, Inc.	1,220	64,977

Security Description	Shares	Value (Note 2)
United States (continued)
Ryman Hospitality Properties, Inc.	3,831	$287,325
S&P Global, Inc.	3,784	926,891
salesforce.com, Inc.†	13,294	2,053,923
SBA Communications Corp.†	96	23,559
Sealed Air Corp.	576	24,071
Seattle Genetics, Inc.†	564	42,700
SEI Investments Co.	518	30,868
ServiceMaster Global Holdings, Inc.†	711	37,847
ServiceNow, Inc.†	4,753	1,318,435
Sherwin-Williams Co.	507	260,111
Simon Property Group, Inc.	9,902	1,606,104
Sinclair Broadcast Group, Inc., Class A	2,620	131,655
Sirius XM Holdings, Inc.	232,406	1,454,862
Skyworks Solutions, Inc.	705	60,122
Snap, Inc., Class A†	782	13,138
Snap-on, Inc.	6,176	942,519
Southwest Airlines Co.	5,445	280,581
Southwest Gas Holdings, Inc.	711	63,215
Spirit AeroSystems Holdings, Inc., Class A	630	48,409
Splunk, Inc.†	124	16,778
Sprint Corp.†	20,056	147,010
Square, Inc., Class A†	646	51,945
State Street Corp.	5,199	302,010
Stifel Financial Corp.	221	13,218
Stryker Corp.	3,208	672,974
Sunstone Hotel Investors, Inc.	16,148	213,315
SunTrust Banks, Inc.	687	45,754
Synchrony Financial	2,056	73,769
Synopsys, Inc.†	582	77,266
T-Mobile US, Inc.†	2,549	203,232
T. Rowe Price Group, Inc.	930	105,453
Tableau Software, Inc., Class A†	121	20,513
Target Corp.	2,307	199,325
TD Ameritrade Holding Corp.	6,425	328,318
Teledyne Technologies, Inc.†	47	13,690
Teleflex, Inc.	20	6,795
Tempur Sealy International, Inc.†	554	44,442
Tesla, Inc.†	678	163,812
Texas Instruments, Inc.	4,695	586,922
Textron, Inc.	915	45,110
Thermo Fisher Scientific, Inc.	3,510	974,657
Tiffany & Co.	309	29,021
TJX Cos., Inc.	1,402	76,493
Torchmark Corp.	610	55,705
Tractor Supply Co.	1,642	178,666
TransDigm Group, Inc.†	54	26,214
TransUnion	1,230	101,832
Travelers Cos., Inc.	5,548	813,448
Trimble, Inc.†	1,054	44,542
TriNet Group, Inc.†	877	64,495
TripAdvisor, Inc.†	899	39,691
Twitter, Inc.†	1,447	61,223
Tyson Foods, Inc., Class A	775	61,613
Uber Technologies, Inc.†	16,967	714,989
UGI Corp.	9,440	482,290
Ulta Beauty, Inc.†	1,241	433,419
Umpqua Holdings Corp.	7,158	124,979
United Airlines Holdings, Inc.†	1,482	136,211
United Parcel Service, Inc., Class B	6,355	759,232
United Rentals, Inc.†	345	43,660
UnitedHealth Group, Inc.	7,080	1,762,991
Universal Health Services, Inc., Class B	1,111	167,605

25

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United States (continued)
Unum Group	2,827	$90,323
US Bancorp	3,943	225,342
Valero Energy Corp.	1,993	169,903
Varian Medical Systems, Inc.†	422	49,530
Veeva Systems, Inc., Class A†	9,541	1,582,852
VEREIT, Inc.	3,336	30,424
VeriSign, Inc.†	4,671	986,001
Verisk Analytics, Inc.	553	83,901
Verizon Communications, Inc.	48,257	2,667,164
Vertex Pharmaceuticals, Inc.†	1,856	309,247
Viacom, Inc., Class B	1,452	44,068
Visa, Inc., Class A	16,833	2,996,274
VMware, Inc., Class A	540	94,225
Voya Financial, Inc.	1,096	61,562
WABCO Holdings, Inc.†	219	28,998
Walt Disney Co.	2,577	368,537
Waste Management, Inc.	2,154	252,018
Waters Corp.†	362	76,223
Watsco, Inc.	129	20,978
Wayfair, Inc., Class A†	630	82,631
Webster Financial Corp.	313	15,963
WellCare Health Plans, Inc.†	413	118,634
Wells Fargo & Co.	59,573	2,883,929
Western Alliance Bancorp†	515	25,462
WestRock Co.	29,029	1,046,495
Williams Cos., Inc.	705	17,371
Woodward, Inc.	122	13,669
Workday, Inc., Class A†	5,076	1,015,099
WR Berkley Corp.	317	21,997
WW Grainger, Inc.	345	100,405
Xerox Corp.	2,107	67,635
Xilinx, Inc.	1,961	223,966
XPO Logistics, Inc.†	2,712	183,006
Yelp, Inc.†	4,401	154,255
Yum! Brands, Inc.	2,691	302,791
Zebra Technologies Corp., Class A†	263	55,464
Zendesk, Inc.†	4,797	400,837
Zimmer Biomet Holdings, Inc.	275	37,161
Zions Bancorp NA	6,184	278,713

Security Description	Shares/ Principal Amount	Value (Note 2)
United States (continued)
Zoetis, Inc.	3,088	$354,780
Zynga, Inc., Class A†	8,747	55,806

		160,343,099

Total Common Stocks (cost $262,644,678)		266,682,666

U.S. GOVERNMENT TREASURIES — 43.1%
United States Treasury Notes
1.50% due 08/15/2026	$24,500,000	23,793,711
2.00% due 11/15/2026	30,000,000	30,112,500
2.25% due 02/15/2027	25,000,000	25,516,601
2.25% due 08/15/2027	28,000,000	28,580,781
2.25% due 11/15/2027	20,000,000	20,406,250
2.38% due 05/15/2027	30,000,000	30,907,031
2.38% due 05/15/2029	28,308,800	29,193,450
2.63% due 02/15/2029	25,503,400	26,833,363
2.75% due 02/15/2028	25,000,000	26,496,094
2.88% due 05/15/2028	28,500,000	30,510,586
2.88% due 08/15/2028	27,930,000	29,929,832
3.13% due 11/15/2028	32,402,900	35,440,672

Total U.S. Government Treasuries (cost $318,514,002)		337,720,871

OPTIONS - PURCHASED — 0.3%
Exchange-Traded Put Options - Purchased(1) (cost $3,624,242)	1,515	2,560,350

TOTAL INVESTMENTS (cost $584,782,922)(2)	77.5%	606,963,887
Other assets less liabilities	22.5	176,252,223

NET ASSETS	100.0%	$783,216,110

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2019, the aggregate value of these securities was $899,757 representing 0.1% of net assets.

(1)	Options — Purchased:

Exchange-Traded Put Options - Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at July 31, 2019	Unrealized Appreciation (Depreciation)
S&P 500 Index	December 2019	$2,450	1,515	2,560,350	$3,624,242	$2,560,350	$(1,063,892)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

(2)	See Note 3 for cost of investments on a tax basis.

ADR	—	American Depositary Receipt
ASX	—	Australian Stock Exchange
CDI	—	Chess Depositary Interest
LSE	—	London Stock Exchange
NYSE	—	New York Stock Exchange
NZX	—	New Zealand Stock Exchange
SDR	—	Swedish Depositary Receipt

26

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation

6	Long	Euro Stoxx 50 Index	September 2019	$225,430	$229,511	$4,081

1	Long	FTSE 100 Index	September 2019	89,731	91,076	1,345

1,326	Long	MSCI EAFE Index	September 2019	124,109,061	124,995,390	886,329

2	Long	Nikkei 225 E-Mini Index	September 2019	192,809	195,274	2,465

722	Long	S&P 500 E-Mini Index	September 2019	104,948,646	107,661,030	2,712,384

59	Long	U.S. Treasury 10 Year Bonds	September 2019	7,473,156	7,517,891	44,735

61	Long	U.S. Treasury 10 Year Ultra Bonds	September 2019	8,180,532	8,408,468	227,936

7	Long	U.S. Treasury Ultra Bonds	September 2019	1,187,549	1,242,937	55,388

						$3,934,663

						Unrealized (Depreciation)

64	Short	S&P/TSX 60 Index	September 2019	$9,454,248	$9,489,923	$(35,675)

494	Short	U.S. Treasury 10 Year Bonds	September 2019	61,722,976	62,946,407	(1,223,431)

						$(1,259,106)

						$2,675,557

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	USD	35,596	NOK	308,000	09/18/2019	$—	$(774)

Citibank N.A.	AUD	53,000	USD	36,976	09/18/2019	673	—
	CAD	229,000	USD	171,582	09/18/2019	—	(2,087)
	CHF	38,000	USD	38,738	09/18/2019	374	—
	EUR	26,419,539	USD	29,935,268	09/18/2019	577,879	—
	GBP	33,000	USD	41,413	09/18/2019	1,188	—
	JPY	26,403,000	USD	246,387	09/18/2019	2,836	—
	SEK	2,875,000	USD	305,759	09/18/2019	7,136	—
	USD	133,231	CHF	131,000	09/18/2019	—	(975)
	USD	71,290	EUR	63,000	09/18/2019	—	(1,284)
	USD	459,332	GBP	361,000	09/18/2019	—	(19,304)
	USD	84,126	JPY	9,039,000	09/18/2019	—	(747)
	USD	28,314	SEK	266,000	09/18/2019	—	(685)
	USD	54,272	SGD	74,000	09/18/2019	—	(383)

						590,086	(25,465)

Deutsche Bank AG	AUD	78,000	USD	54,503	09/18/2019	1,076	—
	CHF	1,132,000	USD	1,161,869	09/18/2019	19,013	—
	EUR	105,000	USD	118,826	09/18/2019	2,150	—
	GBP	555,000	USD	707,092	09/18/2019	30,595	—
	JPY	6,312,000	USD	58,543	09/18/2019	319	—
	NOK	380,000	USD	43,921	09/18/2019	960	—
	NZD	105,000	USD	70,465	09/18/2019	1,454	—
	SEK	680,000	USD	72,597	09/18/2019	1,965	—
	USD	380,926	AUD	543,000	09/18/2019	—	(8,990)
	USD	2,062,383	EUR	1,827,000	09/18/2019	—	(32,221)
	USD	303,184	SEK	2,839,000	09/18/2019	—	(8,300)

						57,532	(49,511)

27

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
JPMorgan Chase Bank	CAD	720,000	USD	542,354	09/18/2019	$—	$(3,681)
	NOK	3,113,000	USD	361,315	09/18/2019	9,369	—
	NZD	238,000	USD	157,459	09/18/2019	1,034	—
	SGD	117,000	USD	86,061	09/18/2019	858	—
	USD	175,158	AUD	250,000	09/18/2019	—	(3,917)
	USD	1,193,754	CHF	1,178,000	09/18/2019	—	(4,456)
	USD	55,450,012	EUR	48,810,614	09/18/2019	—	(1,211,664)
	USD	282,832	GBP	226,000	09/18/2019	—	(7,357)
	USD	740,567	JPY	79,787,000	09/18/2019	—	(4,581)
	USD	125,269	NOK	1,062,000	09/18/2019	—	(5,203)
	USD	229,615	SEK	2,114,000	09/18/2019	—	(10,036)
	USD	7,393	SGD	10,000	09/18/2019	—	(111)

						11,261	(1,251,006)

Morgan Stanley and Co.	AUD	1,034,000	USD	718,864	09/18/2019	10,610	—
	CAD	12,167,540	USD	9,116,885	09/18/2019	—	(110,760)
	JPY	73,569,000	USD	684,727	09/18/2019	6,099	—
	SGD	245,000	USD	179,744	09/18/2019	1,328	—
	USD	539,517	CAD	718,000	09/18/2019	5,002	—
	USD	369,536	CHF	363,000	09/18/2019	—	(3,055)
	USD	702,718	GBP	550,000	09/18/2019	—	(32,315)
	USD	46,563	NZD	70,000	09/18/2019	—	(556)

						23,039	(146,686)

UBS AG	AUD	348,000	USD	244,232	09/18/2019	5,864	—
	GBP	131,000	USD	167,379	09/18/2019	7,701	—
	USD	41,112	CAD	54,000	09/18/2019	—	(159)
	USD	779,161	EUR	686,000	09/18/2019	—	(16,878)
	USD	25,831	NOK	223,000	09/18/2019	—	(619)
	USD	91,959	SEK	861,000	09/18/2019	—	(2,528)

						13,565	(20,184)

Net Unrealized Appreciation(Depreciation)						$695,483	$(1,493,626)

AUD	— Australian Dollar	NZD	— New Zealand Dollar
CAD	— Canada Dollar	NOK	— Norwegian Krone
CHF	— Swiss Franc	SEK	— Swedish Krona
EUR	— Euro Currency	SGD	— Singapore Dollar
GBP	— British Pound Sterling	USD	— United States Dollar
JPY	— Japanese Yen

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$177,371,852	$89,310,814	**	$—	$266,682,666
U.S. Government Treasuries	—	337,720,871		—	337,720,871
Options-Purchased	2,560,350	—		—	2,560,350

Total Investments at Value	$179,932,202	$427,031,685		$—	$606,963,887

Other Financial Instruments:+
Futures Contracts	$3,926,771	$7,892	**	$—	$3,934,663
Forward Foreign Currency Contracts	—	695,483		—	695,483

	$3,926,771	$703,375		$—	$4,630,146

28

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$1,259,106	$—	$—	$1,259,106
Forward Foreign Currency Contracts	—	1,493,626	—	1,493,626

	$1,259,106	$1,493,626	$—	$2,752,732

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

29

SunAmerica Series Trust SA Columbia Technology Portfolio

PORTFOLIO PROFILE — July 31, 2019 — (unaudited)

Industry Allocation*

Electronic Components-Semiconductors	22.6%
Semiconductor Equipment	13.5
Applications Software	7.7
Web Portals/ISP	7.3
Computers	4.9
Computers-Memory Devices	4.7
Finance-Credit Card	4.6
Computer Aided Design	4.3
Enterprise Software/Service	3.4
Repurchase Agreements	3.1
Data Processing/Management	3.0
Commercial Services-Finance	2.7
Semiconductor Components-Integrated Circuits	2.7
Networking Products	2.2
Computer Data Security	2.2
Computer Services	2.1
Entertainment Software	1.8
Computer Software	1.7
Internet Security	1.6
E-Commerce/Services	1.1
Electronic Components-Misc.	1.0
Schools	0.8
Web Hosting/Design	0.6
Office Automation & Equipment	0.5
Computers-Other	0.3
Internet Content-Information/News	0.3
Wireless Equipment	0.3
Computers-Periphery Equipment	0.2
Telecommunication Equipment	0.2

101.4%

*	Calculated as a percentage of net assets

30

SunAmerica Series Trust SA Columbia Technology Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.3%
Applications Software — 7.7%
Linx SA ADR†	36,439	$305,723
Microsoft Corp.	17,700	2,411,979
Nuance Communications, Inc.†	131,488	2,187,960
salesforce.com, Inc.†	8,283	1,279,724

		6,185,386

Commercial Services-Finance — 2.7%
Euronet Worldwide, Inc.†	2,223	346,588
Finablr PLC†*	503,818	1,002,712
Total System Services, Inc.	6,100	827,892

		2,177,192

Computer Aided Design — 4.3%
Synopsys, Inc.†	25,676	3,408,746

Computer Data Security — 2.2%
Carbon Black, Inc.†	7,245	134,829
ForeScout Technologies, Inc.†	7,157	267,386
Fortinet, Inc.†	16,532	1,327,685

		1,729,900

Computer Services — 2.1%
DXC Technology Co.	21,282	1,186,897
Genpact, Ltd.	11,300	448,384

		1,635,281

Computer Software — 1.7%
Cornerstone OnDemand, Inc.†	7,785	460,872
Splunk, Inc.†	3,183	430,692
TiVo Corp.	65,800	498,764

		1,390,328

Computers — 4.9%
Apple, Inc.	16,678	3,553,081
Dell Technologies, Inc., Class C†	6,400	369,536

		3,922,617

Computers-Memory Devices — 4.7%
NetApp, Inc.	33,500	1,959,415
Western Digital Corp.	33,700	1,816,093

		3,775,508

Computers-Other — 0.3%
Lumentum Holdings, Inc.†	4,730	267,860

Computers-Periphery Equipment — 0.2%
Logitech International SA	4,701	191,996

Data Processing/Management — 3.0%
Fidelity National Information Services, Inc.	10,200	1,359,150
Fiserv, Inc.†	10,000	1,054,300

		2,413,450

E-Commerce/Services — 1.1%
Booking Holdings, Inc.†	460	867,841

Electronic Components-Misc. — 1.0%
Advanced Energy Industries, Inc.†	9,600	560,640
SMART Global Holdings, Inc.†	7,718	234,936

		795,576

Electronic Components-Semiconductors — 22.6%
Broadcom, Inc.	14,263	4,136,127
Infineon Technologies AG	81,200	1,538,759
Inphi Corp.†	15,160	912,784

Security Description	Shares	Value (Note 2)
Electronic Components-Semiconductors (continued)
Marvell Technology Group, Ltd.	108,591	$2,851,600
Mellanox Technologies, Ltd.†	10,700	1,205,034
Micron Technology, Inc.†	68,733	3,085,424
ON Semiconductor Corp.†	88,047	1,893,891
Qorvo, Inc.†	14,564	1,067,396
Synaptics, Inc.†	35,301	1,135,986
Xperi Corp.	11,300	241,255

		18,068,256

Enterprise Software/Service — 3.4%
Oracle Corp.	31,600	1,779,080
SailPoint Technologies Holding, Inc.†	15,950	337,183
Verint Systems, Inc.†	10,000	578,700

		2,694,963

Entertainment Software — 1.8%
Activision Blizzard, Inc.	25,671	1,251,205
Sciplay Corp., Class A†	17,554	183,088

		1,434,293

Finance-Credit Card — 4.6%
Pagseguro Digital, Ltd., Class A†	18,359	798,249
Visa, Inc., Class A	16,200	2,883,600

		3,681,849

Internet Content-Information/News — 0.3%
Tencent Holdings, Ltd. ADR	5,300	246,450

Internet Security — 1.6%
Palo Alto Networks, Inc.†	3,700	838,198
Symantec Corp.	19,100	411,796

		1,249,994

Networking Products — 2.2%
Arista Networks, Inc.†	3,600	984,420
LogMeIn, Inc.	10,660	809,840

		1,794,260

Office Automation & Equipment — 0.5%
Xerox Holdings Corp.	11,858	380,642

Schools — 0.8%
Afya, Ltd., Class A†	20,756	600,263

Semiconductor Components-Integrated Circuits — 2.7%
Cypress Semiconductor Corp.	29,647	680,992
NXP Semiconductors NV	14,200	1,468,138

		2,149,130

Semiconductor Equipment — 13.5%
Applied Materials, Inc.	51,600	2,547,492
Lam Research Corp.	26,190	5,463,496
MKS Instruments, Inc.	900	76,617
Teradyne, Inc.	48,803	2,719,791

		10,807,396

Telecommunication Equipment — 0.2%
CommScope Holding Co., Inc.†	13,300	189,924

Web Hosting/Design — 0.6%
GoDaddy, Inc., Class A†	6,293	461,780

Web Portals/ISP — 7.3%
Alphabet, Inc., Class A†	2,700	3,289,140
Alphabet, Inc., Class C†	2,103	2,558,678

		5,847,818

31

SunAmerica Series Trust SA Columbia Technology Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
Wireless Equipment — 0.3%
Cambium Networks Corp.†	25,000	$240,250

Total Long-Term Investment Securities (cost $60,514,708)		78,608,949

REPURCHASE AGREEMENTS — 3.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 07/31/2019, to be repurchased 08/01/2019 in the amount $2,501,035 collateralized by $2,440,000 of United States Treasury Notes, bearing interest at 2.88% due 11/30/2023 and having an approximate value of $2,556,173 (cost $2,501,000)	$2,501,000	2,501,000

TOTAL INVESTMENTS (cost $63,015,708)(1)	101.4%	81,109,949
Liabilities in excess of other assets	(1.4)	(1,087,243)

NET ASSETS	100.0%	$80,022,706

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2019, the aggregate value of these securities was $1,002,712 representing 1.3% of net assets.
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$75,875,481	$2,733,468	**	$—	$78,608,949
Repurchase Agreements	—	2,501,000		—	2,501,000

Total Investments at Value	$75,875,481	$5,234,468		$—	$81,109,949

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

32

SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio

PORTFOLIO PROFILE — July 31, 2019 — (unaudited)

Industry Allocation*

Commercial Paper	14.9%
Banks-Commercial	13.7
Banks-Special Purpose	8.3
SupraNational Banks	7.6
Regional Agencies	6.8
United States Treasury Notes	6.1
Regional Authority	5.3
Registered Investment Companies	4.9
U.S. Government Treasuries	4.5
Certificates of Deposit	3.5
Oil Companies-Integrated	3.5
Auto-Cars/Light Trucks	3.0
Banks-Export/Import	2.7
Retail-Discount	2.4
Sovereign Agency	2.3
Computers	1.5
Medical Labs & Testing Services	1.5
U.S. Government Agencies	1.4
Winding-Up Agency	1.1
Medical-Drugs	1.1
Insurance-Reinsurance	0.9
Diversified Banking Institutions	0.8
Federal Farm Credit Bank	0.8
E-Commerce/Products	0.5
Networking Products	0.3
Food-Misc./Diversified	0.3
Investment Management/Advisor Services	0.3
Enterprise Software/Service	0.1

100.1%

Credit Quality**†

Aaa	42.2%
Aa	51.7
A	3.7
Not Rated@	2.4

100.0%

*	Calculated as a percentage of net assets
**	Calculated as a percentage of total debt issues, excluding short-term securities
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

33

SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 11.7%
Auto-Cars/Light Trucks — 3.0%
Toyota Motor Credit Corp. Senior Notes 2.15% due 03/12/2020	$283,000	$282,683
Toyota Motor Credit Corp. Senior Notes 2.20% due 01/10/2020	4,192,000	4,188,692
Toyota Motor Credit Corp. FRS Senior Notes 2.44% (3 ML + 0.10%) due 01/10/2020	4,000,000	4,000,850
Toyota Motor Credit Corp. FRS Senior Notes 2.46% (3 ML + 0.15%) due 10/09/2020	2,000,000	2,000,476
Toyota Motor Credit Corp. FRS Senior Notes 2.58% (3 ML + 0.28%) due 04/13/2021	300,000	300,418
Toyota Motor Credit Corp. FRS Senior Notes 2.84% (3 ML + 0.54%) due 01/08/2021	1,141,000	1,145,914

		11,919,033

Computers — 1.5%
Apple, Inc. Senior Notes 1.50% due 09/12/2019	2,000,000	1,998,288
Apple, Inc. Senior Notes 1.80% due 11/13/2019	2,691,000	2,687,316
Apple, Inc. Senior Notes 1.90% due 02/07/2020	684,000	682,258
Apple, Inc. FRS Senior Notes 2.61% (3 ML + 0.07%) due 05/11/2020	815,000	815,199

		6,183,061

E-Commerce/Products — 0.5%
Amazon.com, Inc. Senior Notes 1.90% due 08/21/2020	2,000,000	1,994,192

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.25% due 10/08/2019	485,000	484,953

Food-Misc./Diversified — 0.3%
Nestle Holdings, Inc. Company Guar. Notes 2.13% due 01/14/2020	1,000,000	998,800

Insurance-Reinsurance — 0.9%
Berkshire Hathaway Finance Corp. FRS Company Guar. Notes 2.66% (3 ML + 0.32%) due 01/10/2020	2,235,000	2,238,215
Berkshire Hathaway Finance Corp. FRS Company Guar. Notes 2.78% (3 ML + 0.26%) due 08/15/2019	1,500,000	1,500,226

		3,738,441

Security Description	Principal Amount	Value (Note 2)
Medical Labs & Testing Services — 1.5%
Roche Holdings, Inc. FRS Company Guar. Notes 2.67% (3 ML + 0.34%) due 09/30/2019*	$5,900,000	$5,903,392

Medical-Drugs — 1.1%
Merck & Co., Inc. Senior Notes 1.85% due 02/10/2020	1,000,000	997,305
Merck & Co., Inc. FRS Senior Notes 2.92% (3 ML + 0.38%) due 02/10/2020	2,056,000	2,059,832
Novartis Capital Corp. Company Guar. Notes 1.80% due 02/14/2020	491,000	489,741
Novartis Capital Corp. Company Guar. Notes 4.40% due 04/24/2020	958,000	972,762

		4,519,640

Networking Products — 0.3%
Cisco Systems, Inc. Senior Notes 1.40% due 09/20/2019	541,000	540,351
Cisco Systems, Inc. Senior Notes 4.45% due 01/15/2020	716,000	723,077

		1,263,428

Oil Companies-Integrated — 0.1%
Chevron Corp. FRS Senior Notes 2.73% (3 ML + 0.21%) due 03/03/2020	500,000	500,475

Retail-Discount — 2.4%
Walmart, Inc. Senior Notes 1.75% due 10/09/2019	4,400,000	4,394,894
Walmart, Inc. FRS Senior Notes 2.38% (3 ML + 0.04%) due 06/23/2020	2,400,000	2,399,955
Walmart, Inc. Senior Notes 2.85% due 06/23/2020	3,056,000	3,073,956

		9,868,805

Total U.S. Corporate Bonds & Notes (cost $47,332,444)		47,374,220

FOREIGN CORPORATE BONDS & NOTES — 36.5%
Banks-Commercial — 13.7%
ANZ New Zealand International, Ltd. Company Guar. Notes 2.60% due 09/23/2019*	1,750,000	1,751,060
ANZ New Zealand International, Ltd. Company Guar. Notes 2.60% due 09/23/2019	500,000	500,303
Australia & New Zealand Banking Group, Ltd. Senior Notes 2.05% due 09/23/2019	489,000	488,814

34

SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Australia & New Zealand Banking Group, Ltd. Senior Notes 2.25% due 12/19/2019*	$4,550,000	$4,546,906
Bank of Montreal FRS Senior Notes 2.85% (3 ML + 0.44%) due 06/15/2020	2,986,000	2,995,836
Bank of Montreal Senior Notes 3.10% due 07/13/2020	1,000,000	1,008,150
Canadian Imperial Bank of Commerce FRS Senior Notes 2.89% (3 ML + 0.32%) due 02/02/2021	4,400,000	4,404,774
Cooperatieve Rabobank UA Senior Notes 1.38% due 08/09/2019	1,053,000	1,052,789
Cooperatieve Rabobank UA Senior Notes 2.25% due 01/14/2020	1,300,000	1,299,536
Cooperatieve Rabobank UA FRS Senior Notes 3.07% (3 ML + 0.51%) due 08/09/2019	2,387,000	2,387,329
Cooperatieve Rabobank UA Senior Notes 4.75% due 01/15/2020	900,000	909,790
Dexia Credit Local SA Government Guar. Notes 1.88% due 01/29/2020	7,000,000	6,982,174
National Australia Bank, Ltd. Senior Notes 2.25% due 01/10/2020	500,000	499,872
National Australia Bank, Ltd. FRS Senior Notes 2.93% (3 ML + 0.59%) due 01/10/2020*	1,000,000	1,002,324
Nordea Bank AB Senior Notes 1.63% due 09/30/2019*	1,000,000	998,772
Royal Bank of Canada Senior Notes 2.13% due 03/02/2020	1,300,000	1,298,462
Royal Bank of Canada Senior Notes 2.15% due 03/06/2020	1,840,000	1,838,204
Royal Bank of Canada Senior Notes 2.15% due 10/26/2020	3,060,000	3,057,584
Royal Bank of Canada Senior Notes 2.35% due 10/30/2020	365,000	365,689
Royal Bank of Canada FRS Senior Notes 2.51% (3 ML + 0.24%) due 10/26/2020	954,000	956,963
Royal Bank of Canada FRS Senior Notes 2.66% (3 ML + 0.39%) due 04/30/2021	2,511,000	2,518,345

Security Description	Principal Amount	Value (Note 2)
Banks-Commercial (continued)
Royal Bank of Canada FRS Senior Notes 2.90% (3 ML + 0.38%) due 03/02/2020	$923,000	$924,903
Svenska Handelsbanken AB Company Guar. Notes 1.50% due 09/06/2019	700,000	699,354
Svenska Handelsbanken AB FRS Company Guar. Notes 2.96% (3 ML + 0.49%) due 09/06/2019	300,000	300,190
Toronto-Dominion Bank Senior Notes 1.85% due 09/11/2020	1,000,000	995,742
Toronto-Dominion Bank Senior Notes 1.90% due 10/24/2019	1,077,000	1,075,829
Toronto-Dominion Bank FRS Senior Notes 2.52% (3 ML + 0.24%) due 01/25/2021	2,000,000	2,001,567
Toronto-Dominion Bank FRS Senior Notes 2.67% (3 ML + 0.26%) due 09/17/2020	2,302,000	2,306,256
Toronto-Dominion Bank Senior Notes 3.00% due 06/11/2020	3,575,000	3,597,646
Toronto-Dominion Bank FRS Senior Notes 3.19% (3 ML + 0.65%) due 08/13/2019	1,318,000	1,318,382
Westpac Banking Corp. Senior Notes 1.60% due 08/19/2019	1,330,000	1,329,490

		55,413,035

Banks-Export/Import — 2.7%
Export Development Canada Senior Notes 1.00% due 09/13/2019	1,665,000	1,662,369
Export Development Canada Senior Notes 1.75% due 08/19/2019	1,300,000	1,299,129
Export Development Canada Senior Notes 2.30% due 02/10/2020*	7,480,000	7,482,169
Svensk Exportkredit AB Senior Notes 1.75% due 08/28/2020	600,000	597,416

		11,041,083

Banks-Special Purpose — 6.9%
Agence Francaise de Developpement Senior Notes 1.38% due 08/02/2019	600,000	600,000
BNG Bank NV Senior Notes 1.75% due 10/30/2019	1,600,000	1,597,747
BNG Bank NV Senior Notes 1.75% due 10/30/2019*	1,000,000	998,592

35

SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Special Purpose (continued)
BNG Bank NV Senior Notes 1.75% due 03/24/2020	$2,300,000	$2,293,220
BNG Bank NV FRS Senior Notes 2.40% (3 ML + 0.10%) due 07/14/2020*	3,000,000	3,001,722
BNG Bank NV Senior Notes 2.50% due 02/28/2020	1,692,000	1,694,355
KFW Government Guar. Notes 1.25% due 09/30/2019	750,000	748,740
KFW Government Guar. Notes 1.50% due 04/20/2020	5,000,000	4,974,777
KFW Government Guar. Notes 1.75% due 03/31/2020	800,000	797,263
KFW Government Guar. Notes 4.00% due 01/27/2020	200,000	201,730
Landwirtschaftliche Rentenbank Government Guar. Notes 1.88% due 01/22/2020	1,500,000	1,497,522
Nederlandse Waterschapsbank NV Senior Notes 1.25% due 09/09/2019*	450,000	449,496
Nederlandse Waterschapsbank NV Senior Notes 1.63% due 03/04/2020	1,000,000	996,640
Nederlandse Waterschapsbank NV Senior Notes 1.75% due 09/05/2019	800,000	799,524
Nederlandse Waterschapsbank NV FRS Senior Notes 2.55% (3 ML + 0.03%) due 02/24/2020*	2,000,000	2,000,937
Nederlandse Waterschapsbank NV FRS Senior Notes 2.58% (3 ML + 0.02%) due 08/09/2019	2,000,000	2,000,140
NRW Bank FRS Government Guar. Notes 2.60% (3 ML + 0.04%) due 02/08/2021	1,000,000	999,600
Oesterreichische Kontrollbank AG Government Guar. Notes 1.75% due 01/24/2020	2,206,000	2,201,515

		27,853,520

Diversified Banking Institutions — 0.8%
Bank of Nova Scotia Senior Notes 2.35% due 10/21/2020	500,000	500,712
Bank of Nova Scotia FRS Senior Notes 2.59% (3 ML + 0.29%) due 01/08/2021	2,800,000	2,803,660

		3,304,372

Security Description	Principal Amount	Value (Note 2)
Investment Management/Advisor Services — 0.3%
CPPIB Capital, Inc. Company Guar. Notes 1.25% due 09/20/2019*	$1,000,000	$998,492

Oil Companies-Integrated — 3.4%
Shell International Finance BV Company Guar. Notes 2.13% due 05/11/2020	3,500,000	3,496,072
Shell International Finance BV Company Guar. Notes 2.25% due 11/10/2020	2,500,000	2,502,107
Shell International Finance BV FRS Company Guar. Notes 2.79% (3 ML + 0.35%) due 09/12/2019	1,675,000	1,675,948
Shell International Finance BV FRS Company Guar. Notes 2.99% (3 ML + 0.45%) due 05/11/2020	1,800,000	1,805,935
Shell International Finance BV Company Guar. Notes 4.30% due 09/22/2019	306,000	306,796
Statoil ASA Company Guar. Notes 2.25% due 11/08/2019	1,690,000	1,688,163
Statoil ASA Company Guar. Notes 2.90% due 11/08/2020	500,000	504,532
Total Capital SA Company Guar. Notes 4.45% due 06/24/2020	1,497,000	1,525,182

		13,504,735

Sovereign Agency — 0.3%
Kommunalbanken AS FRS Senior Notes 2.74% (3 ML + 0.33%) due 06/16/2020*	1,286,000	1,289,482

SupraNational Banks — 7.4%
African Development Bank Senior Notes 1.88% due 03/16/2020	3,700,000	3,691,575
Council of Europe Development Bank Senior Notes 1.63% due 03/10/2020	1,500,000	1,494,105
Council of Europe Development Bank Senior Notes 1.88% due 01/27/2020	3,000,000	2,994,541
EUROFIMA Senior Notes 1.75% due 05/29/2020	594,000	591,779
European Investment Bank Senior Notes 1.13% due 08/15/2019	1,300,000	1,299,410
European Investment Bank Senior Notes 1.25% due 12/16/2019	1,000,000	996,340
European Investment Bank Senior Notes 1.38% due 06/15/2020	1,200,000	1,191,532
European Investment Bank Senior Notes 1.63% due 03/16/2020	2,039,000	2,031,035

36

SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
SupraNational Banks (continued)
European Investment Bank Senior Notes 1.75% due 05/15/2020	$1,500,000	$1,494,845
Inter-American Development Bank Senior Notes 1.13% due 09/12/2019	2,574,000	2,570,863
Inter-American Development Bank Notes 1.63% due 05/12/2020	1,550,000	1,543,780
Inter-American Development Bank FRS Senior Notes 2.52% (3 ML + 0.22%) due 10/15/2020	2,500,000	2,505,925
International Bank for Reconstruction & Development Senior Notes 0.88% due 08/15/2019	1,000,000	999,447
International Bank for Reconstruction & Development Senior Notes 1.88% due 10/07/2019	2,506,000	2,503,692
International Bank for Reconstruction & Development Senior Notes 1.88% due 04/21/2020	2,500,000	2,494,498
Nordic Investment Bank Senior Notes 2.50% due 04/28/2020	1,500,000	1,502,469

		29,905,836

Winding-Up Agency — 1.0%
FMS Wertmanagement Government Guar. Notes 1.00% due 08/16/2019	1,849,000	1,847,965
FMS Wertmanagement Government Guar. Notes 1.75% due 01/24/2020	500,000	498,897
FMS Wertmanagement Government Guar. Notes 2.25% due 02/03/2020	1,600,000	1,600,144

		3,947,006

Total Foreign Corporate Bonds & Notes (cost $146,994,034)		147,257,561

FOREIGN GOVERNMENT OBLIGATIONS — 15.8%
Banks-Special Purpose — 1.4%
Agence Francaise de Developpement Senior Notes 1.63% due 01/21/2020	1,710,000	1,704,812
Agence Francaise de Developpement Senior Notes 1.88% due 09/14/2020	4,000,000	3,988,776

		5,693,588

Regional Agencies — 6.8%
Kommunalbanken AS FRS Senior Notes 2.48% (3 ML + 0.04%) due 03/12/2021	4,000,000	3,999,590
Kommunekredit Senior Notes 1.13% due 08/23/2019	3,500,000	3,497,438

Security Description	Principal Amount	Value (Note 2)
Regional Agencies (continued)
Kommunekredit Senior Notes 1.63% due 06/12/2020	$6,202,000	$6,172,743
Kommunekredit Senior Notes 1.75% due 01/10/2020	2,000,000	1,995,384
Kommuninvest I Sverige AB Government Guar. Notes 1.63% due 09/01/2020*	400,000	397,700
Kommuninvest I Sverige AB Government Guar. Notes 1.75% due 03/19/2020	2,056,000	2,050,239
Kommuninvest I Sverige AB Government Guar. Notes 2.00% due 11/12/2019	4,850,000	4,846,621
Kommuninvest I Sverige AB Government Guar. Notes 2.50% due 06/01/2020	1,000,000	1,002,091
Municipality Finance PLC Government Guar. Notes 1.50% due 03/23/2020	768,000	764,533
Municipality Finance PLC FRS Government Guar. Notes 2.58% (3 ML + 0.05%) due 02/17/2021	2,000,000	2,000,300
Municipality Finance PLC FRS Government Guar. Notes 2.74% (3 ML + 0.17%) due 02/07/2020	870,000	870,670

		27,597,309

Regional Authority — 5.3%
Province of Alberta, Canada Senior Notes 1.90% due 12/06/2019	6,200,000	6,190,314
Province of Ontario, Canada Senior Notes 1.88% due 05/21/2020	2,000,000	1,993,797
Province of Ontario, Canada Senior Notes 4.00% due 10/07/2019	621,000	622,764
Province of Ontario, Canada Senior Notes 4.40% due 04/14/2020	6,442,000	6,535,914
State of North Rhine-Westphalia, Germany Senior Notes 1.25% due 09/16/2019	3,000,000	2,995,644
State of North Rhine-Westphalia, Germany Senior Notes 1.63% due 01/22/2020	3,000,000	2,991,240

		21,329,673

Sovereign Agency — 2.0%
Caisse d’Amortissement de la Dette Sociale Senior Notes 1.75% due 09/24/2019*	800,000	799,343
Caisse d’Amortissement de la Dette Sociale Senior Notes 1.75% due 09/24/2019	1,315,000	1,313,919

37

SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign Agency (continued)
Caisse d’Amortissement de la Dette Sociale Senior Notes 1.88% due 01/13/2020	$500,000	$499,175
Caisse d’Amortissement de la Dette Sociale Senior Notes 1.88% due 07/28/2020	1,700,000	1,694,529
Kommunalbanken AS Senior Bonds 1.50% due 09/09/2019	1,000,000	999,197
Kommunalbanken AS Senior Bonds 1.50% due 10/22/2019	300,000	299,507
Kommunalbanken AS FRS Senior Notes 2.48% (3 ML + 0.04%) due 03/12/2021*	1,000,000	999,898
Kommunalbanken AS Senior Notes 2.50% due 04/17/2020*	300,000	300,526
Kommunalbanken AS FRS Senior Notes 2.74% (3 ML + 0.33%) due 06/16/2020	1,000,000	1,002,708

		7,908,802

SupraNational Banks — 0.2%
European Bank for Reconstruction & Development Senior Notes 1.75% due 11/26/2019	600,000	598,940

Winding-Up Agency — 0.1%
Erste Abwicklungsanstalt Government Guar. Notes 1.38% due 10/30/2019	600,000	598,466

Total Foreign Government Obligations (cost $63,605,875)		63,726,778

U.S. GOVERNMENT AGENCIES — 0.8%
Federal Farm Credit Bank FRS 2.38% (1 ML + 0.05%) due 04/16/2021 (cost $3,200,000)	3,200,000	3,198,161

U.S. GOVERNMENT TREASURIES — 6.1%
United States Treasury Notes FRS
2.17% (3 M USBMMY + 0.12%) due 01/31/2021	2,000,000	1,998,203
2.19% (3 M USBMMY + 0.14%) due 04/30/2021	22,500,000	22,493,418

Total U.S. Government Treasuries (cost $24,500,208)		24,491,621

Total Long-Term Investment Securities (cost $285,632,561)		286,048,341

SHORT-TERM INVESTMENT SECURITIES — 29.2%
Certificates of Deposit — 3.5%
Bank of Montreal/Chicago IL FRS 2.66% (3 ML + 0.19%) due 03/06/2020	8,000,000	8,007,061

Security Description	Principal Amount	Value (Note 2)
Certificates of Deposit (continued)
Bank of Nova Scotia FRS 2.57% (3 ML + 0.05%) due 02/27/2020	$2,000,000	$2,000,445
Bank of Nova Scotia FRS 2.64% (3 ML + 0.19%) due 03/11/2020	3,000,000	3,003,072
Bank of Nova Scotia FRS 2.67% (3 ML + 0.28%) due 09/21/2020	200,000	200,066
Svenska Handelsbanken NY FRS 2.50% (3 ML + 0.22%) due 01/22/2020	1,000,000	1,000,893

		14,211,537

Commercial Paper — 14.9%
Banque et Caisse d Epargne de l Etat 2.39% due 08/20/2019	1,000,000	998,729
Banque et Caisse d Epargne de l Etat 2.53% due 08/28/2019	500,000	499,119
BNG Bank NV 2.35% due 08/16/2019*	1,000,000	998,979
Caisse des Depots et Consignations 2.53% due 08/20/2019*	4,500,000	4,494,423
Caisse des Depots et Consignations 2.55% due 08/07/2019*	2,400,000	2,398,908
Caisse des Depots et Consignations 2.57% due 08/02/2019*	1,000,000	999,868
Cisco Systems, Inc. 2.47% due 08/08/2019*	1,491,000	1,490,237
Erste Abwicklungsanstalt 2.36% due 08/06/2019*	1,000,000	999,616
Erste Abwicklungsanstalt 2.37% due 08/06/2019*	1,000,000	999,616
Erste Abwicklungsanstalt 2.40% due 08/01/2019*	1,000,000	999,935
Erste Abwicklungsanstalt 2.41% due 08/01/2019*	1,000,000	999,935
Erste Abwicklungsanstalt 2.54% due 09/19/2019*	2,000,000	1,994,245
Erste Abwicklungsanstalt 2.58% due 08/02/2019*	3,000,000	2,999,611
European Investment Bank 2.26% due 08/19/2019	2,000,000	1,997,647
European Investment Bank 2.31% due 08/08/2019	1,000,000	999,476
European Investment Bank 2.32% due 08/08/2019	1,000,000	999,476
Exxon Mobil Corp. 2.28% due 08/13/2019	1,000,000	999,194
Exxon Mobil Corp. 2.31% due 08/06/2019	3,000,000	2,998,844
Exxon Mobil Corp. 2.31% due 08/08/2019	2,000,000	1,998,983
KFW 2.26% due 10/16/2019*	5,000,000	4,976,590
Landesbank Hessen-Thueringen Girozentrale NY 2.35% due 08/01/2019*	2,000,000	1,999,863
Massachusetts Mutual Life Insurance Co. 2.32% due 08/21/2019*	1,000,000	998,668
Nederlandse Waterschapsbank NV 2.29% due 10/15/2019*	3,000,000	2,985,604

38

SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES (continued)
Commercial Paper (continued)
Nederlandse Waterschapsbank NV 2.39% due 08/05/2019*	$1,000,000	$999,669
Nestle Capital Corp. 2.20% due 08/07/2019*	1,500,000	1,499,341
Nestle Finance International, Ltd. 2.33% due 08/05/2019	3,000,000	2,999,053
Novartis Finance Corp. 2.39% due 08/09/2019*	1,250,000	1,249,281
NRW Bank 2.41% due 08/01/2019*	1,000,000	999,934
NRW Bank 2.42% due 08/01/2019*	2,000,000	1,999,868
Pfizer, Inc. 2.47% due 08/01/2019*	400,000	399,358
Queensland Treasury Corp. 2.37% due 08/02/2019	2,000,000	1,999,741
Roche Holdings, Inc. 2.28% due 08/05/2019*	4,000,000	3,998,711
Shell International Finance BV 2.33% due 08/13/2019*	2,000,000	1,998,353

		59,970,875

Registered Investment Companies — 4.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.26%(1)	19,973,444	19,973,444

U.S. Government Agencies — 1.4%
Federal Home Loan Bank
2.18% due 08/01/2019	2,500,000	2,500,000
2.24% due 08/23/2019	3,000,000	2,996,150

		5,496,150

Security Description	Principal Amount	Value (Note 2)
U.S. Government Treasuries — 4.5%
United States Treasury Bills
2.13% due 09/03/2019	$8,000,000	$7,984,874
2.13% due 09/05/2019	7,000,000	6,986,416
2.14% due 09/12/2019	1,000,000	997,715
2.23% due 08/06/2019	2,000,000	1,999,442

		17,968,447

Total Short-Term Investment Securities (cost $117,608,397)		117,620,453

TOTAL INVESTMENTS (cost $403,240,958)(2)	100.1%	403,668,794
Liabilities in excess of other assets	(0.1)	(420,279)

NET ASSETS	100.0%	$403,248,515

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2019, the aggregate value of these securities was $76,401,424 representing 18.9% of net assets.
(1)	The rate shown is the 7-day yield as of July 31, 2019.
(2)	See Note 3 for cost of investments on a tax basis.

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at July 31, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

3 M USBMMY — 3 Month U.S. Treasury Bill Money Market Yield

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$47,374,220	$—	$47,374,220
Foreign Corporate Bonds & Notes	—	147,257,561	—	147,257,561
Foreign Government Obligations	—	63,726,778	—	63,726,778
U.S. Government Agencies	—	3,198,161	—	3,198,161
U.S. Government Treasuries	—	24,491,621	—	24,491,621
Short-Term Investment Securities:
Registered Investment Companies	19,973,444	—	—	19,973,444
Other Short-Term Securities	—	97,647,009	—	97,647,009

Total Investments at Value	$19,973,444	$383,695,350	$—	$403,668,794

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

39

SunAmerica Series Trust SA Dogs of Wall Street Portfolio

PORTFOLIO PROFILE — July 31, 2019 — (unaudited)

Industry Allocation*

Retail-Apparel/Shoe	6.7%
Diversified Manufacturing Operations	6.7
Oil Companies-Integrated	6.6
Cosmetics & Toiletries	3.5
Cruise Lines	3.4
Food-Misc./Diversified	3.4
Pharmacy Services	3.4
Advertising Agencies	3.4
Retail-Auto Parts	3.4
Retail-Building Products	3.4
Retail-Drug Store	3.3
Diversified Banking Institutions	3.3
Telephone-Integrated	3.3
Aerospace/Defense	3.3
Computer Services	3.3
Aerospace/Defense-Equipment	3.3
Data Processing/Management	3.3
Consumer Products-Misc.	3.3
Tools-Hand Held	3.3
Electronic Components-Semiconductors	3.3
Distribution/Wholesale	3.3
Electric Products-Misc.	3.3
Beverages-Non-alcoholic	3.3
Transport-Services	3.3
Apparel Manufacturers	3.2
Chemicals-Diversified	3.1
Medical-Drugs	3.1
Repurchase Agreements	0.4

99.9%

*	Calculated as a percentage of net assets

40

SunAmerica Series Trust SA Dogs of Wall Street Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.5%
Advertising Agencies — 3.4%
Omnicom Group, Inc.	151,109	$12,121,964

Aerospace/Defense — 3.3%
Lockheed Martin Corp.	33,171	12,013,541

Aerospace/Defense-Equipment — 3.3%
United Technologies Corp.	89,644	11,976,438

Apparel Manufacturers — 3.2%
Ralph Lauren Corp.	111,033	11,572,970

Beverages-Non-alcoholic — 3.3%
Coca-Cola Co.	222,494	11,709,859

Chemicals-Diversified — 3.1%
Dow, Inc.	230,663	11,173,316

Computer Services — 3.3%
International Business Machines Corp.	80,856	11,986,093

Consumer Products-Misc. — 3.3%
Clorox Co.	73,542	11,957,929

Cosmetics & Toiletries — 3.5%
Procter & Gamble Co.	107,024	12,633,113

Cruise Lines — 3.4%
Carnival Corp.	260,243	12,291,277

Data Processing/Management — 3.3%
Paychex, Inc.	144,037	11,962,273

Distribution/Wholesale — 3.3%
Fastenal Co.	381,419	11,747,705

Diversified Banking Institutions — 3.3%
JPMorgan Chase & Co.	103,796	12,040,336

Diversified Manufacturing Operations — 6.7%
3M Co.	67,956	11,873,272
Eaton Corp. PLC	147,031	12,084,478

		23,957,750

Electric Products-Misc. — 3.3%
Emerson Electric Co.	180,843	11,733,094

Electronic Components-Semiconductors — 3.3%
Texas Instruments, Inc.	94,193	11,775,067

Food-Misc./Diversified — 3.4%
General Mills, Inc.	229,983	12,214,397

Medical-Drugs — 3.1%
Pfizer, Inc.	283,982	11,029,861

Security Description	Shares/ Principal Amount	Value (Note 2)
Oil Companies-Integrated — 6.6%
Chevron Corp.	95,377	$11,741,862
Exxon Mobil Corp.	159,457	11,857,223

		23,599,085

Pharmacy Services — 3.4%
CVS Health Corp.	217,103	12,129,545

Retail-Apparel/Shoe — 6.7%
Foot Locker, Inc.	285,997	11,743,037
Gap, Inc.	630,266	12,290,187

		24,033,224

Retail-Auto Parts — 3.4%
Genuine Parts Co.	124,637	12,104,745

Retail-Building Products — 3.4%
Home Depot, Inc.	56,584	12,091,435

Retail-Drug Store — 3.3%
Walgreens Boots Alliance, Inc.	221,057	12,045,396

Telephone-Integrated — 3.3%
Verizon Communications, Inc.	217,689	12,031,671

Tools-Hand Held — 3.3%
Snap-on, Inc.	78,031	11,908,311

Transport-Services — 3.3%
C.H. Robinson Worldwide, Inc.	139,824	11,707,464

Total Long-Term Investment Securities (cost $336,268,656)		357,547,859

REPURCHASE AGREEMENTS — 0.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 07/31/2019, to be repurchased 08/01/2019 in the amount of $1,491,021 collateralized by $1,455,000 of United States Treasury Notes, bearing interest at 2.88% due 11/30/2023 and having an approximate value of $1,524,275 (cost $1,491,000)	$1,491,000	1,491,000

TOTAL INVESTMENTS (cost $337,759,656)(1)	99.9%	359,038,859
Other assets less liabilities	0.1	519,693

NET ASSETS	100.0%	$359,558,552

(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$357,547,859	$—	$—	$357,547,859
Repurchase Agreements	—	1,491,000	—	1,491,000

Total Investments at Value	$357,547,859	$1,491,000	$—	$359,038,859

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

41

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO PROFILE — July 31, 2019 — (unaudited)

Industry Allocation*

Banks-Commercial	11.4%
Exchange-Traded Funds	8.7
Internet Content-Information/News	6.0
E-Commerce/Products	4.7
Oil Companies-Integrated	4.5
Electronic Components-Semiconductors	4.2
Semiconductor Components-Integrated Circuits	3.8
Cellular Telecom	2.5
Diversified Financial Services	1.9
Real Estate Operations & Development	1.7
Oil Refining & Marketing	1.6
Insurance-Multi-line	1.3
Insurance-Life/Health	1.3
Oil Companies-Exploration & Production	1.0
Computer Services	1.0
Auto-Cars/Light Trucks	1.0
U.S. Government Treasuries	0.9
Electronic Components-Misc.	0.9
Telecom Services	0.8
Web Portals/ISP	0.8
Food-Misc./Diversified	0.8
Metal-Iron	0.7
Petrochemicals	0.7
Building-Heavy Construction	0.7
Electric-Integrated	0.6
Chemicals-Diversified	0.6
Brewery	0.6
Steel-Producers	0.5
Retail-Apparel/Shoe	0.5
Insurance-Property/Casualty	0.5
Building Products-Cement	0.5
Schools	0.5
Finance-Other Services	0.5
Food-Retail	0.5
Metal-Diversified	0.5
E-Commerce/Services	0.5
Finance-Investment Banker/Broker	0.5
Computers	0.4
Beverages-Non-alcoholic	0.4
Entertainment Software	0.4
Retail-Convenience Store	0.4
Airport Development/Maintenance	0.4
Retail-Restaurants	0.4
Retail-Automobile	0.4
Textile-Apparel	0.4
Gas-Distribution	0.3
Telephone-Integrated	0.3
Electric-Generation	0.3
Retail-Hypermarkets	0.3
Cosmetics & Toiletries	0.3
Photo Equipment & Supplies	0.3
Water	0.3
Internet Content-Entertainment	0.3
Real Estate Management/Services	0.3
Tobacco	0.3
Wireless Equipment	0.3
Retail-Misc./Diversified	0.3
Real Estate Investment Trusts	0.3
Medical-Drugs	0.2
Diversified Operations	0.2
Investment Companies	0.2

Auto/Truck Parts & Equipment-Original	0.2%
Chemicals-Plastics	0.2
Gold Mining	0.2
Medical-Hospitals	0.2
Medical-Generic Drugs	0.2
Non-Ferrous Metals	0.2
Food-Meat Products	0.2
Food-Dairy Products	0.2
Power Converter/Supply Equipment	0.2
Warehousing & Harbor Transportation Services	0.2
Miscellaneous Manufacturing	0.2
Casino Hotels	0.2
Cable/Satellite TV	0.2
Applications Software	0.2
Hotels/Motels	0.2
Shipbuilding	0.2
Appliances	0.2
Paper & Related Products	0.1
Public Thoroughfares	0.1
Coal	0.1
Electric-Distribution	0.1
Medical Labs & Testing Services	0.1
Transport-Rail	0.1
Retail-Discount	0.1
Distribution/Wholesale	0.1
Airlines	0.1
Building & Construction-Misc.	0.1
Retail-Major Department Stores	0.1
Finance-Leasing Companies	0.1
Agricultural Operations	0.1
Energy-Alternate Sources	0.1
Food-Confectionery	0.1
Medical-Biomedical/Gene	0.1
Agricultural Chemicals	0.1
Food-Wholesale/Distribution	0.1
Poultry	0.1
Transport-Services	0.1
Rental Auto/Equipment	0.1
Machinery-General Industrial	0.1
Auto-Heavy Duty Trucks	0.1
Retail-Drug Store	0.1
Computers-Periphery Equipment	0.1
Audio/Video Products	0.1
Soap & Cleaning Preparation	0.1
Female Health Care Products	0.1
Aerospace/Defense	0.1
Diversified Operations/Commercial Services	0.1
Diversified Banking Institutions	0.1
Enterprise Software/Service	0.1
Metal Processors & Fabrication	0.1
Banks-Money Center	0.1
Food-Flour & Grain	0.1
Insurance-Reinsurance	0.1
Medical-Wholesale Drug Distribution	0.1
Consumer Products-Misc.	0.1
Finance-Consumer Loans	0.1
Retail-Building Products	0.1
Food-Baking	0.1
Building & Construction Products-Misc.	0.1
Textile-Products	0.1
Platinum	0.1

42

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO PROFILE — July 31, 2019 — (unaudited) — (continued)

Industry Allocation* (continued)

Auto/Truck Parts & Equipment-Replacement	0.1%
Gambling (Non-Hotel)	0.1
Motion Pictures & Services	0.1
Banks-Special Purpose	0.1

85.6%

Country Allocation*

Cayman Islands	13.3%
South Korea	9.9
United States	9.9
Taiwan	9.3
China	8.6
Brazil	6.6
South Africa	4.8
Russia	3.8
Hong Kong	2.9
India	2.5
Thailand	2.4
Mexico	2.1
Indonesia	1.8
Malaysia	1.7
Philippines	0.9
Poland	0.9
Chile	0.8
Bermuda	0.7
United Arab Emirates	0.6
Turkey	0.4
Colombia	0.3
Qatar	0.3
Greece	0.3
Hungary	0.2
Argentina	0.2
Czech Republic	0.1
Luxembourg	0.1
Romania	0.1
Jersey	0.1

85.6%

*	Calculated as a percentage of net assets

43

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 76.0%
Argentina — 0.2%
Banco BBVA Argentina SA ADR	475	$5,505
Banco Macro SA ADR	562	38,935
Grupo Financiero Galicia SA ADR	1,291	47,431
Pampa Energia SA ADR†	719	23,655
Telecom Argentina SA ADR	994	16,799
Transportadora de Gas del Sur SA ADR	663	10,350
YPF SA ADR	2,106	34,644

		177,319

Bermuda — 0.7%
Beijing Enterprises Water Group, Ltd.	74,000	38,727
Brilliance China Automotive Holdings, Ltd.	38,000	41,643
China Gas Holdings, Ltd.	24,200	100,346
China Oriental Group Co., Ltd.	8,000	3,552
China Resources Gas Group, Ltd.	12,000	61,054
COSCO SHIPPING Ports, Ltd.	18,000	15,636
Credicorp, Ltd.	966	210,578
GOME Retail Holdings, Ltd.†	80,000	8,523
Haier Electronics Group Co., Ltd.	17,000	40,078
Kunlun Energy Co., Ltd.	40,000	34,890
Nine Dragons Paper Holdings, Ltd.	18,000	14,649
Shenzhen International Holdings, Ltd.	11,500	21,235
Sihuan Pharmaceutical Holdings Group, Ltd.	27,000	5,492

		596,403

Brazil — 6.6%
AMBEV SA	67,300	354,985
Atacadao SA	5,000	30,671
B2W Cia Digital†	1,900	18,889
B3 SA - Brasil Bolsa Balcao	29,300	323,913
Banco Bradesco SA	17,400	141,841
Banco Bradesco SA (Preference Shares)	56,460	510,401
Banco BTG Pactual SA	2,500	39,147
Banco do Brasil SA	11,900	153,476
Banco Santander Brasil SA	5,700	64,000
BB Seguridade Participacoes SA	10,200	86,729
BR Malls Participacoes SA	9,600	37,758
Braskem SA, Class A (Preference Shares)†	2,600	23,191
BRF SA†	7,400	64,783
CCR SA	15,900	62,286
Centrais Eletricas Brasileiras SA	2,700	27,868
Centrais Eletricas Brasileiras SA, Class B (Preference Shares)	2,900	30,092
Cia Brasileira de Distribuicao (Preference Shares)	2,000	49,026
Cia de Saneamento Basico do Estado de Sao Paulo	4,600	64,365
Cia Energetica de Minas Gerais (Preference Shares)	11,600	42,979
Cia Siderurgica Nacional SA	7,600	32,918
Cielo SA	15,800	29,974
Cosan SA	1,800	23,998
Embraer SA	8,800	44,526
Energisa SA	2,200	28,477
Engie Brasil Energia SA	2,900	36,680
Equatorial Energia SA	2,200	54,476
Gerdau SA (Preference Shares)	12,700	45,757
Hypera SA	4,200	33,214
IRB Brasil Resseguros S/A	1,900	47,296

Security Description	Shares	Value (Note 2)
Brazil (continued)
Itau Unibanco Holding SA (Preference Shares)	68,450	$624,531
Itausa - Investimentos Itau SA (Preference Shares)	64,080	209,383
JBS SA	14,900	97,216
Klabin SA	8,300	34,885
Kroton Educacional SA	18,900	62,202
Localiza Rent a Car SA	7,600	87,623
Lojas Americanas SA (Preference Shares)	9,000	42,803
Lojas Renner SA	11,000	136,796
M. Dias Branco SA	1,000	10,253
Magazine Luiza SA	1,000	69,103
Multiplan Empreendimentos Imobiliarios SA	3,500	26,037
Natura Cosmeticos SA	2,600	41,674
Notre Dame Intermedica Participacoes SA	3,700	42,368
Petrobras Distribuidora SA	4,300	29,971
Petroleo Brasileiro SA	42,000	316,842
Petroleo Brasileiro SA (Preference Shares)	58,700	401,141
Porto Seguro SA	1,100	15,017
Raia Drogasil SA	3,000	65,253
Rumo SA†	14,600	83,858
Sul America SA	3,000	33,032
Suzano SA	7,191	57,790
Telefonica Brasil SA (Preference Shares)	6,100	83,596
Tim Participacoes SA	10,000	32,020
Ultrapar Participacoes SA	8,800	45,864
Vale SA	44,600	582,107
WEG SA	11,700	73,026

		5,808,107

Cayman Islands — 13.3%
51job, Inc. ADR†	300	23,265
58.com, Inc. ADR†	1,302	73,407
AAC Technologies Holdings, Inc.	9,500	51,501
Agile Property Holdings, Ltd.	16,000	20,691
Airtac International Group	1,000	10,296
Alibaba Group Holding, Ltd. ADR†	20,155	3,489,032
ANTA Sports Products, Ltd.	15,000	111,489
Autohome, Inc. ADR†	796	67,660
Baidu, Inc. ADR†	3,876	432,949
Chailease Holding Co., Ltd.	16,830	70,970
China Aoyuan Group, Ltd.	15,000	20,213
China Conch Venture Holdings, Ltd.	21,500	74,176
China Hongqiao Group, Ltd.	17,500	12,767
China Literature, Ltd.†*	2,600	10,450
China Medical System Holdings, Ltd.	11,000	10,459
China Mengniu Dairy Co., Ltd.	39,000	158,221
China Resources Cement Holdings, Ltd.	32,000	29,498
China Resources Land, Ltd.	40,000	171,562
China State Construction International Holdings, Ltd.	26,000	26,847
CIFI Holdings Group Co., Ltd.	32,000	20,306
Country Garden Holdings Co., Ltd.	107,000	144,380
Ctrip.com International, Ltd. ADR†	5,702	222,264
Dali Foods Group Co., Ltd.*	27,000	16,812
ENN Energy Holdings, Ltd.	10,900	112,673
GDS Holdings, Ltd. ADR†	800	32,944
Geely Automobile Holdings, Ltd.	67,000	101,852
Haitian International Holdings, Ltd.	7,000	14,155
Hengan International Group Co., Ltd.	10,000	75,254
Huazhu Group, Ltd. ADR	1,800	58,968

44

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Cayman Islands (continued)
iQIYI, Inc. ADR†	1,500	$27,885
JD.com, Inc. ADR†	10,224	305,800
Kaisa Group Holdings, Ltd.	25,000	10,344
Kingboard Holdings, Ltd.	7,500	18,427
Kingboard Laminates Holdings, Ltd.	10,500	8,701
Kingdee International Software Group Co., Ltd.	31,000	29,343
KWG Property Holding, Ltd.	15,000	14,034
Lee & Man Paper Manufacturing, Ltd.	13,000	7,930
Li Ning Co., Ltd.	25,500	62,489
Longfor Group Holdings, Ltd.*	25,000	91,920
Meituan Dianping, Class B†	13,600	110,465
Momo, Inc. ADR	1,780	60,467
NetEase, Inc. ADR	980	226,204
New Oriental Education & Technology Group, Inc. ADR†	2,001	208,724
Nexteer Automotive Group, Ltd.	10,000	10,351
NIO, Inc. ADR†	7,500	26,025
Noah Holdings, Ltd.†	300	9,702
Semiconductor Manufacturing International Corp.†	39,000	46,099
Shenzhou International Group Holdings, Ltd.	10,500	143,983
Shimao Property Holdings, Ltd.	15,500	42,795
Shui On Land, Ltd.	19,000	4,048
SINA Corp.†	765	29,927
Sino Biopharmaceutical, Ltd.	93,500	113,680
Sunny Optical Technology Group Co., Ltd.	9,700	113,263
TAL Education Group ADR†	4,963	159,809
Tencent Holdings, Ltd.	81,000	3,788,401
Tencent Music Entertainment Group ADR†	1,000	14,270
Tingyi Cayman Islands Holding Corp.	26,000	38,840
Uni-President China Holdings, Ltd.	15,000	17,817
Vipshop Holdings, Ltd. ADR†	5,533	42,051
Want Want China Holdings, Ltd.	69,000	53,859
Weibo Corp. ADR†	693	27,145
Xiaomi Corp.† Class B*	46,400	53,386
Xinyi Solar Holdings, Ltd.	36,000	19,770
YY, Inc. ADR†	656	42,109
Zhen Ding Technology Holding, Ltd.	5,000	18,279
Zhongsheng Group Holdings, Ltd.	6,500	18,078

		11,681,481

Chile — 0.8%
Aguas Andinas SA, Class A	58,604	32,802
Banco de Chile	476,447	68,352
Banco de Credito e Inversiones SA	646	40,696
Banco Santander Chile	969,367	70,195
Cencosud SA	15,174	29,959
Cia Cervecerias Unidas SA	2,347	32,904
Colbun SA	117,677	22,097
Embotelladora Andina SA (Preference Shares)	4,397	15,458
Empresa Nacional de Telecomunicaciones SA†	1,590	14,567
Empresas CMPC SA	14,547	34,115
Empresas COPEC SA	4,671	42,861
Enel Americas SA	387,126	63,874
Enel Chile SA	419,655	38,036

Security Description	Shares	Value (Note 2)
Chile (continued)
Itau CorpBanca	181,927	$1,411
Latam Airlines Group SA	4,240	40,412
SACI Falabella	10,728	66,287
Sociedad Quimica y Minera de Chile SA, Class B (Preference Shares)	1,485	43,558

		657,584

China — 8.6%
3SBio, Inc.†*	13,500	22,985
Agricultural Bank of China, Ltd.	430,000	174,491
Air China, Ltd.	22,000	21,504
Aluminum Corp of China, Ltd.†	44,000	14,486
Anhui Conch Cement Co., Ltd.	17,000	98,431
AviChina Industry & Technology Co., Ltd.	27,000	14,553
BAIC Motor Corp., Ltd.*	14,500	9,148
Bank of China, Ltd.	1,140,000	462,698
Bank of Communications Co., Ltd.	129,000	93,804
Baozun, Inc. ADR†	400	19,844
Beijing Capital International Airport Co., Ltd.	20,000	15,808
BYD Co., Ltd.	8,000	50,132
CGN Power Co., Ltd.*	157,000	45,422
China Cinda Asset Management Co. Ltd.	76,000	16,644
China CITIC Bank Corp., Ltd.	129,000	71,692
China Coal Energy Co., Ltd.	11,000	4,262
China Communications Construction Co., Ltd.	62,000	52,539
China Communications Services Corp., Ltd.	30,000	20,981
China Construction Bank Corp.	1,380,000	1,062,430
China COSCO Holdings Co., Ltd.†	16,500	6,117
China Eastern Airlines Corp., Ltd.†	14,000	7,706
China Everbright Bank Co., Ltd.	50,000	22,560
China Evergrande Group	26,000	68,489
China Galaxy Securities Co., Ltd.	43,500	23,305
China Huarong Asset Management Co., Ltd.*	111,000	18,800
China International Capital Corp., Ltd.*	14,400	27,325
China Life Insurance Co., Ltd.	106,000	271,018
China Longyuan Power Group Corp. Ltd.	39,000	23,922
China Merchants Bank Co., Ltd.	56,000	278,940
China Minsheng Banking Corp., Ltd.	93,500	64,215
China Molybdenum Co, Ltd.	36,000	10,346
China National Building Material Co., Ltd.	50,000	43,891
China Oilfield Services, Ltd.	16,000	17,998
China Pacific Insurance Group Co., Ltd.	37,400	160,329
China Petroleum & Chemical Corp.	356,000	229,327
China Railway Construction Corp., Ltd.	24,500	28,231
China Railway Group, Ltd.	51,000	35,825
China Railway Signal & Communication Corp., Ltd.*	15,000	10,031
China Reinsurance Group Corp.	63,000	11,090
China Resources Pharmaceutical Group, Ltd.*	15,000	16,379
China Shenhua Energy Co., Ltd.	45,000	89,158
China Southern Airlines Co., Ltd.	18,000	11,686
China Telecom Corp., Ltd.	192,000	86,058
China Tower Corp., Ltd.*	582,000	150,755
China Vanke Co., Ltd.	20,700	78,133
Chongqing Rural Commercial Bank Co., Ltd.	22,000	11,548

45

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
China (continued)
CITIC Securities Co., Ltd.	28,000	$53,840
Country Garden Services Holdings Co., Ltd.	15,689	38,036
CRRC Corp., Ltd.	55,000	43,399
Datang International Power Generation Co., Ltd.	32,000	7,188
Dongfeng Motor Group Co., Ltd.	26,000	23,271
Future Land Development Holdings, Ltd.	22,000	18,623
Fuyao Glass Industry Group Co., Ltd.*	4,800	14,601
Genscript Biotech Corp.†	12,000	29,529
GF Securities Co., Ltd.†	16,000	18,034
Great Wall Motor Co., Ltd.	35,000	23,618
Greentown Service Group Co., Ltd.	12,000	10,166
Guangzhou Automobile Group Co., Ltd.	35,200	36,012
Guangzhou R&F Properties Co., Ltd.	12,400	22,579
Guotai Junan Securities Co., Ltd.*	9,800	15,886
Haitong Securities Co., Ltd.	39,200	39,003
HengTen Networks Group, Ltd.†	172,000	3,243
Huadian Power International Corp., Ltd.	14,000	5,877
Huaneng Power International, Inc.	48,000	27,791
Huaneng Renewables Corp., Ltd.	50,000	13,589
Huatai Securities Co., Ltd.*	22,000	35,723
Industrial & Commercial Bank of China, Ltd.	941,000	633,400
Jiangsu Expressway Co., Ltd.	16,000	21,575
Jiangxi Copper Co., Ltd.	10,000	12,432
Kingsoft Corp., Ltd.†	11,000	23,587
Legend Holdings Corp.*	3,700	8,680
Logan Property Holdings Co., Ltd.	18,000	27,069
Luye Pharma Group, Ltd.*	7,500	5,824
Maanshan Iron & Steel Co., Ltd.	10,000	3,819
Meitu, Inc.†*	16,500	4,839
Metallurgical Corp of China, Ltd.	31,000	7,561
New China Life Insurance Co., Ltd.	10,900	54,333
People’s Insurance Co. Group of China, Ltd.	118,000	49,726
PetroChina Co., Ltd.	282,000	149,460
PICC Property & Casualty Co., Ltd.	96,000	114,195
Pinduoduo, Inc. ADR†	2,500	55,675
Ping An Insurance Group Co. of China, Ltd.	80,500	954,793
Postal Savings Bank of China Co., Ltd.*	113,000	66,025
Shandong Weigao Group Medical Polymer Co., Ltd.	24,000	22,920
Shanghai Electric Group Co., Ltd.	40,000	13,868
Shanghai Fosun Pharmaceutical Group Co., Ltd.	5,500	16,392
Shanghai Pharmaceuticals Holding Co., Ltd.	9,400	18,129
Sinopec Engineering Group Co., Ltd.	15,000	11,795
Sinopec Shanghai Petrochemical Co., Ltd.	36,000	12,568
Sinopharm Group Co., Ltd.	15,600	57,573
Sunac China Holdings, Ltd.	34,000	154,404
TravelSky Technology, Ltd.	16,000	31,244
Tsingtao Brewery Co., Ltd.	6,000	34,925
Weichai Power Co., Ltd.	25,000	38,580
WuXi AppTec Co., Ltd.*	900	8,318
Wuxi Biologics Cayman, Inc.†*	7,500	80,480
Xinjiang Goldwind Science & Technology Co., Ltd.	6,200	6,912
Yanzhou Coal Mining Co., Ltd.	18,000	15,909

Security Description	Shares	Value (Note 2)
China (continued)
Yihai International Holding, Ltd.	6,000	$31,958
Yuzhou Properties Co., Ltd.	15,000	7,043
Zhaojin Mining Industry Co., Ltd.	6,500	7,387
Zhejiang Expressway Co., Ltd.	16,000	15,550
ZhongAn Online P&C Insurance Co., Ltd.†*	2,500	5,636
Zhuzhou CRRC Times Electric Co., Ltd.	7,200	34,565
Zijin Mining Group Co., Ltd.	70,000	27,859
ZTE Corp.†	9,400	28,231
ZTO Express Cayman, Inc. ADR	4,200	82,530

		7,512,813

Colombia — 0.3%
Bancolombia SA	3,019	36,162
Bancolombia SA (Preference Shares)	6,129	77,076
Cementos Argos SA	5,365	12,575
Ecopetrol SA	64,581	57,870
Grupo Argos SA	3,056	15,667
Grupo Aval Acciones y Valores (Preference Shares)	45,394	17,502
Grupo de Inversiones Suramericana SA	3,306	34,764
Grupo de Inversiones Suramericana SA (Preference Shares)	1,290	12,503
Interconexion Electrica SA ESP	5,807	31,505

		295,624

Czech Republic — 0.1%
CEZ AS	2,231	50,051
Komercni banka AS	898	34,594
Moneta Money Bank AS*	3,420	11,731

		96,376

Greece — 0.3%
Alpha Bank AE†	16,962	32,909
Eurobank Ergasias SA†	28,892	28,015
Hellenic Telecommunications Organization SA	3,407	46,779
JUMBO SA	1,601	31,203
Motor Oil Hellas Corinth Refineries SA	642	15,913
National Bank of Greece SA†	6,024	17,558
OPAP SA	3,239	36,479
Titan Cement Co. SA	463	10,039

		218,895

Hong Kong — 2.9%
Alibaba Health Information Technology, Ltd.†	46,000	41,261
Alibaba Pictures Group, Ltd.†	180,000	36,150
Beijing Enterprises Holdings, Ltd.	7,000	34,293
BYD Electronic International Co., Ltd.	6,500	10,213
China Education Group Holdings, Ltd.	6,000	9,402
China Everbright International, Ltd.	48,000	42,452
China Everbright, Ltd.	12,000	15,917
China First Capital Group, Ltd.†	22,000	6,704
China Jinmao Holdings Group, Ltd.	70,000	45,303
China Merchants Port Holdings Co., Ltd.	18,000	29,865
China Mobile, Ltd.	87,000	740,558
China Overseas Land & Investment, Ltd.	56,000	191,677
China Power International Development, Ltd.	35,000	8,762
China Resources Beer Holdings Co., Ltd.	20,000	93,605
China Resources Power Holdings Co., Ltd.	24,000	34,553

46

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Hong Kong (continued)
China Taiping Insurance Holdings Co., Ltd.	21,600	$60,183
China Traditional Chinese Medicine Holdings Co., Ltd.	16,000	7,299
China Unicom Hong Kong, Ltd.	86,000	83,322
CITIC, Ltd.	84,000	110,919
CNOOC, Ltd.	251,000	412,791
CSPC Pharmaceutical Group, Ltd.	62,000	107,288
Far East Horizon, Ltd.	26,000	24,071
Fosun International, Ltd.	33,500	44,073
Fullshare Holdings, Ltd.†	70,000	2,498
Guangdong Investment, Ltd.	42,000	88,393
Hua Hong Semiconductor, Ltd.*	4,000	8,313
Hutchison China MediTech, Ltd. ADR†	600	12,546
Lenovo Group, Ltd.	100,000	80,338
MMG, Ltd.†	20,000	6,186
Shanghai Industrial Holdings, Ltd.	2,000	4,110
Shenzhen Investment, Ltd.	40,000	14,391
Sino-Ocean Land Holdings, Ltd.	31,500	12,681
Sinotruk Hong Kong, Ltd.	8,000	11,800
SSY Group, Ltd.	14,000	12,424
Sun Art Retail Group, Ltd.	28,000	28,349
Towngas China Co., Ltd.	9,000	6,869
Yuexiu Property Co., Ltd.	90,000	20,396

		2,499,955

Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	5,029	51,175
OTP Bank PLC	3,139	130,851
Richter Gedeon Nyrt	1,404	24,686

		206,712

India — 2.5%
Axis Bank, Ltd. GDR	5,223	255,574
Dr. Reddy’s Laboratories, Ltd. ADR	618	22,749
GAIL India, Ltd. GDR	1,894	20,022
HDFC Bank, Ltd. ADR	512	58,870
ICICI Bank, Ltd. ADR	15,774	192,601
Infosys, Ltd. ADR	48,463	548,601
Larsen & Toubro, Ltd. GDR	6,624	133,740
Mahindra & Mahindra, Ltd. GDR	8,562	67,467
Reliance Industries, Ltd. GDR*	20,160	676,376
State Bank of India GDR†	1,941	93,889
Tata Motors, Ltd. ADR†	824	8,001
Vedanta, Ltd. ADR	2,524	22,034
Wipro, Ltd. ADR	11,420	46,708

		2,146,632

Indonesia — 1.8%
Adaro Energy Tbk PT	127,000	11,485
Astra International Tbk PT	275,400	136,817
Bank Central Asia Tbk PT	141,900	312,091
Bank Mandiri Persero Tbk PT	258,000	146,073
Bank Negara Indonesia Persero Tbk PT	100,900	59,474
Bank Rakyat Indonesia Persero Tbk PT	786,900	250,766
Bank Tabungan Negara Persero Tbk PT	26,500	4,619
Barito Pacific Tbk PT	58,700	16,182
Bumi Serpong Damai Tbk PT†	52,500	5,283
Charoen Pokphand Indonesia Tbk PT	93,500	35,663
Gudang Garam Tbk PT	7,500	40,385
Hanjaya Mandala Sampoerna Tbk PT	157,000	33,859
Indah Kiat Pulp and Paper Corp. PT	29,600	15,732
Indocement Tunggal Prakarsa Tbk PT	22,900	36,587

Security Description	Shares	Value (Note 2)
Indonesia (continued)
Indofood CBP Sukses Makmur Tbk PT	28,300	$21,527
Indofood Sukses Makmur Tbk PT	51,000	25,665
Jasa Marga Persero Tbk PT	19,400	8,288
Kalbe Farma Tbk PT	229,600	24,032
Pabrik Kertas Tjiwi Kimia Tbk PT	13,800	11,796
Pakuwon Jati Tbk PT	170,800	8,926
Perusahaan Gas Negara Persero Tbk PT	124,000	18,087
Semen Indonesia Persero Tbk PT	36,800	33,565
Surya Citra Media Tbk PT	44,500	4,910
Telekomunikasi Indonesia Persero Tbk PT	691,500	211,438
Unilever Indonesia Tbk PT	24,400	75,817
United Tractors Tbk PT	19,500	34,674

		1,583,741

Jersey — 0.1%
WNS Holdings, Ltd. ADR†	651	41,026

Luxembourg — 0.1%
Globant SA†	485	51,410
Reinet Investments SCA	1,688	29,679

		81,089

Malaysia — 1.7%
AirAsia Bhd†	13,500	6,385
AMMB Holdings Bhd	18,000	18,414
Axiata Group Bhd	33,500	40,803
British American Tobacco Malaysia Bhd	2,200	12,027
CIMB Group Holdings Bhd	65,600	80,690
Dialog Group Bhd	40,900	34,150
DiGi.Com Bhd	41,800	50,466
Fraser & Neave Holdings Bhd	1,900	15,884
Gamuda Bhd	18,500	16,623
Genting Bhd	26,600	44,231
Genting Malaysia Bhd	33,800	31,673
HAP Seng Consolidated Bhd	11,600	27,795
Hartalega Holdings Bhd	17,500	20,956
Hong Leong Bank Bhd	9,700	42,158
Hong Leong Financial Group Bhd	2,500	10,888
IHH Healthcare Bhd	26,800	37,184
IJM Corp. BHD	28,500	16,073
IOI Corp. Bhd	23,400	23,729
Kuala Lumpur Kepong Bhd	6,400	36,463
Malayan Banking Bhd	57,100	119,534
Malaysia Airports Holdings Bhd	11,000	22,334
Maxis Bhd	27,400	37,677
MISC BHD	10,900	19,094
Nestle Malaysia Bhd	1,200	43,204
Petronas Chemicals Group Bhd	32,900	59,606
Petronas Dagangan Bhd	2,100	11,948
Petronas Gas Bhd	9,000	35,064
PPB Group Bhd	7,800	35,307
Press Metal Aluminium Holdings Bhd	12,800	14,116
Public Bank Bhd	44,500	235,940
QL Resources Bhd	7,400	12,276
RHB Bank Bhd	11,400	15,197
Sime Darby Bhd	29,400	15,573
Sime Darby Plantation Bhd	24,400	27,239
Sime Darby Property Bhd	10,400	2,459
SP Setia Bhd	11,500	5,445
Telekom Malaysia Bhd	9,200	9,112
Tenaga Nasional Bhd	43,000	143,835
Top Glove Corp. Bhd	16,900	18,549
Westports Holdings Bhd	7,000	6,783

47

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Malaysia (continued)
YTL Corp.	23,400	$5,830

		1,462,714

Mexico — 2.1%
Alfa SAB de CV, Class A	39,700	34,389
Alsea SAB de CV†	5,600	11,446
America Movil SAB de CV, Series L	474,200	332,320
Arca Continental SAB de CV	7,200	38,258
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	22,800	32,421
Cemex SAB de CV CPO	207,300	73,774
Coca-Cola Femsa SAB de CV	7,200	44,296
El Puerto de Liverpool SAB de CV, Class C1	2,300	11,185
Fibra Uno Administracion SA de CV	42,000	54,068
Fomento Economico Mexicano SAB de CV	28,600	259,469
Gruma SAB de CV, Class B	2,850	26,107
Grupo Aeroportuario del Pacifico SAB de CV, Class B	5,100	51,176
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,905	43,961
Grupo Bimbo SAB de CV, Class A	24,300	46,435
Grupo Carso SAB de CV, Class A1	5,700	18,230
Grupo Financiero Banorte SAB de CV, Class O	36,400	182,097
Grupo Financiero Inbursa SAB de CV, Class O	31,300	38,333
Grupo Mexico SAB de CV, Class B	48,000	117,722
Grupo Televisa SAB CPO	31,800	60,236
Industrias Penoles SAB de CV	1,360	12,512
Infraestructura Energetica Nova SAB de CV	7,000	26,979
Kimberly-Clark de Mexico SAB de CV, Class A	25,700	53,321
Megacable Holdings SA de CV	3,200	13,574
Mexichem SAB de CV	12,800	23,391
Promotora y Operadora de Infraestructura SAB de CV	3,170	28,534
Wal-Mart de Mexico SAB de CV	74,300	219,251

		1,853,485

Peru — 0.0%
Cia de Minas Buenaventura SAA ADR	2,591	39,487

Philippines — 0.9%
Aboitiz Equity Ventures, Inc.	24,190	25,171
Aboitiz Power Corp.	11,900	8,279
Alliance Global Group, Inc.	48,500	14,838
Ayala Corp.	4,075	76,598
Ayala Land, Inc.	107,400	105,115
Bank of the Philippine Islands	10,610	18,692
BDO Unibank, Inc.	27,090	78,108
DMCI Holdings, Inc.	35,200	6,981
Globe Telecom, Inc.	375	15,861
GT Capital Holdings, Inc.	1,107	20,137
International Container Term Services, Inc.	13,400	35,607
JG Summit Holdings, Inc.	37,820	48,430
Jollibee Foods Corp.	5,820	29,568
Manila Electric Co.	3,030	21,723
Megaworld Corp.	145,600	17,512

Security Description	Shares	Value (Note 2)
Philippines (continued)
Metro Pacific Investments Corp.	187,000	$17,602
Metropolitan Bank & Trust Co.	19,260	28,580
PLDT, Inc.	1,030	22,928
Robinsons Land Corp.	23,800	12,808
Security Bank Corp.	2,580	9,251
SM Investments Corp.	3,430	67,328
SM Prime Holdings, Inc.	147,700	105,795
Universal Robina Corp.	11,800	37,193

		824,105

Poland — 0.9%
Alior Bank SA†	936	11,320
Bank Millennium SA†	7,350	14,329
Bank Polska Kasa Opieki SA	2,332	62,001
CCC SA	299	11,555
CD Projekt SA	941	55,657
Cyfrowy Polsat SA	3,245	25,079
Dino Polska SA†*	569	21,297
Grupa Lotos SA	1,064	23,983
Jastrzebska Spolka Weglowa SA†	287	2,888
KGHM Polska Miedz SA†	1,731	42,017
LPP SA	17	34,362
mBank SA†	183	16,486
Orange Polska SA†	3,962	6,853
PGE Polska Grupa Energetyczna SA†	10,044	22,966
Polski Koncern Naftowy Orlen SA	4,046	101,540
Polskie Gornictwo Naftowe I Gazownictwo SA	19,561	28,352
Powszechna Kasa Oszczednosci Bank Polski SA	12,430	130,967
Powszechny Zaklad Ubezpieczen SA	8,770	94,514
Santander Bank Polska SA	498	42,044

		748,210

Qatar — 0.3%
Barwa Real Estate Co.	21,550	21,128
Commercial Bank PQSC	2,328	3,068
Industries Qatar QSC	24,570	75,650
Masraf Al Rayan QSC	4,661	4,908
Mesaieed Petrochemical Holding Co.	55,820	39,927
Ooredoo QPSC.	7,320	14,384
Qatar Electricity & Water Co. QSC	7,620	32,634
Qatar Fuel QSC	5,690	33,057
Qatar Insurance Co. SAQ	15,910	15,258
Qatar Islamic Bank SAQ	1,565	7,074
Qatar National Bank QPSC.	6,422	34,378

		281,466

Romania — 0.1%
NEPI Rockcastle PLC	5,043	45,562

Russia — 3.8%
Gazprom PJSC ADR	118,101	865,751
Lukoil PJSC ADR	8,879	730,010
Magnit PJSC GDR	4,750	68,839
MMC Norilsk Nickel PJSC ADR	14,606	337,236
Mobile TeleSystems PJSC ADR	6,595	53,881
Novatek PJSC GDR	1,601	334,410
PhosAgro PJSC GDR	1,621	20,205
Rosneft GDR	33,704	222,337
Rostelecom PJSC ADR	13,027	101,307
Severstal PJSC GDR	7,309	117,377
Surgutneftegas OJSC ADR	28,889	120,679

48

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Russia (continued)
Tatneft PJSC ADR	5,417	$376,138

		3,348,170

Singapore — 0.0%
BOC Aviation, Ltd.*	2,400	20,733

South Africa — 4.8%
Absa Group, Ltd.	9,831	109,047
Anglo American Platinum, Ltd.	700	41,569
AngloGold Ashanti, Ltd.	5,385	92,642
Aspen Pharmacare Holdings, Ltd.	4,509	28,331
Bid Corp., Ltd.	4,524	94,520
Bidvest Group, Ltd.	3,837	49,451
Capitec Bank Holdings, Ltd.	637	52,424
Clicks Group, Ltd.	3,336	47,413
Discovery, Ltd.	5,456	50,247
Exxaro Resources, Ltd.	3,014	35,096
FirstRand, Ltd.	48,064	206,337
Fortress REIT, Ltd., Class B	19,803	16,027
Foschini Group, Ltd.	3,053	35,226
Gold Fields, Ltd.	10,454	53,624
Growthpoint Properties, Ltd.	40,809	67,763
Investec, Ltd.	3,287	18,736
Kumba Iron Ore, Ltd.	781	25,875
Liberty Holdings, Ltd.	1,005	7,598
Life Healthcare Group Holdings, Ltd.	15,662	24,796
Momentum Metropolitan Holdings	7,774	9,190
Mondi PLC	1,484	32,118
Mr. Price Group, Ltd.	3,395	41,765
MTN Group, Ltd.	23,347	183,356
MultiChoice Group, Ltd.†	5,894	55,156
Naspers, Ltd., Class N	6,210	1,510,845
Nedbank Group, Ltd.	5,081	85,178
Netcare, Ltd.	11,140	12,996
Old Mutual, Ltd.	69,769	93,400
Pick n Pay Stores, Ltd.	4,028	18,677
PSG Group, Ltd.	2,161	34,424
Rand Merchant Investment Holdings, Ltd.	9,649	20,753
Redefine Properties, Ltd.	64,523	39,572
Remgro, Ltd.	7,572	94,405
RMB Holdings, Ltd.	12,151	63,995
Sanlam, Ltd.	25,034	129,314
Sappi, Ltd.	6,040	21,940
Sasol, Ltd.	7,810	169,187
Shoprite Holdings, Ltd.	6,182	66,446
SPAR Group, Ltd.	2,198	28,158
Standard Bank Group, Ltd.	18,332	228,953
Telkom SA SOC, Ltd.	3,211	19,283
Tiger Brands, Ltd.	1,992	30,754
Truworths International, Ltd.	5,247	22,803
Vodacom Group, Ltd.	8,601	70,426
Woolworths Holdings, Ltd.	12,108	46,386

		4,186,202

South Korea — 9.9%
Amorepacific Corp.	461	54,310
Amorepacific Corp. (Preference Shares)	122	8,007
AMOREPACIFIC Group	417	20,177
BGF retail Co., Ltd.	85	14,653
BNK Financial Group, Inc.	1,964	11,603
Celltrion Healthcare Co., Ltd.†	614	23,756
Celltrion Pharm, Inc.†	89	2,674

Security Description	Shares	Value (Note 2)
South Korea (continued)
Celltrion, Inc.†	1,209	$172,965
Cheil Worldwide, Inc.	865	19,757
CJ CheilJedang Corp.	103	24,732
CJ Corp.	162	12,732
CJ Corp. (Preference Shares)†(1)(2)	33	1,023
CJ Logistics Corp.†	95	10,969
CJ ENM Co., Ltd.	125	17,448
Daelim Industrial Co., Ltd.	398	35,418
Daewoo Engineering & Construction Co., Ltd.†	2,572	8,847
Daewoo Shipbuilding & Marine Engineering Co., Ltd.†	324	7,940
DB Insurance Co., Ltd.	593	27,845
Doosan Bobcat, Inc.	505	15,303
E-Mart Co., Ltd.	242	24,890
Fila Korea, Ltd.	630	35,691
GS Engineering & Construction Corp.	733	20,935
GS Holdings Corp.	476	20,182
GS Retail Co., Ltd.	196	6,166
Hana Financial Group, Inc.	4,026	118,092
Hankook Tire & Technology Co., Ltd.	671	17,427
Hanmi Pharm Co., Ltd.	71	17,360
Hanmi Science Co., Ltd.	76	2,983
Hanon Systems	1,901	18,685
Hanwha Chemical Corp.	1,172	18,352
Hanwha Corp.	292	5,853
Hanwha Life Insurance Co., Ltd.	2,491	5,513
HDC Hyundai Development Co-Engineering & Construction, Class E	247	7,765
Helixmith Co., Ltd.†	161	26,744
HLB, Inc.†	404	9,250
Hotel Shilla Co., Ltd.	446	29,510
Hyundai Department Store Co., Ltd.	126	7,875
Hyundai Engineering & Construction Co., Ltd.	1,029	37,069
Hyundai Glovis Co., Ltd.	222	28,706
Hyundai Heavy Industries Holdings Co., Ltd.	117	31,948
Hyundai Marine & Fire Insurance Co., Ltd.	759	17,916
Hyundai Mobis Co., Ltd.	921	186,444
Hyundai Motor Co.	2,083	221,188
Hyundai Motor Co. (2nd Preference Shares)	469	32,483
Hyundai Motor Co. (Preference Shares)	240	14,855
Hyundai Steel Co.	879	28,764
Industrial Bank of Korea	3,013	33,441
Orange Life Insurance, Ltd.*	301	7,219
Kakao Corp.	681	72,686
Kangwon Land, Inc.	1,592	41,187
KB Financial Group, Inc.	5,462	199,986
KCC Corp.	70	14,310
Kia Motors Corp.	3,558	130,404
Korea Aerospace Industries, Ltd.	983	30,450
Korea Electric Power Corp.†	3,561	83,850
Korea Gas Corp.	222	8,013
Korea Investment Holdings Co., Ltd.	591	36,925
Korea Shipbuilding & Offshore Engineering Co., Ltd.†	501	45,740
Korea Zinc Co., Ltd.	106	39,593
Korean Air Lines Co., Ltd.	499	10,740
KT Corp.	60	1,403

49

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
South Korea (continued)
KT&G Corp.	1,782	$144,879
Kumho Petrochemical Co., Ltd.	204	14,042
LG Chem, Ltd.	655	185,735
LG Chem, Ltd. (Preference Shares)	83	12,550
LG Corp.	1,319	78,778
LG Display Co., Ltd.†	3,041	37,072
LG Electronics, Inc.	1,458	80,019
LG Household & Health Care, Ltd.	136	144,027
LG Household & Health Care, Ltd. (Preference Shares)	32	21,674
LG Innotek Co., Ltd.	173	16,378
LG Uplus Corp.	1,237	13,557
Lotte Chemical Corp.	226	44,351
Lotte Corp.	267	7,645
Lotte Shopping Co., Ltd.	116	13,296
Medy-Tox, Inc.	45	16,075
Meritz Securities Co., Ltd.	3,613	15,441
Mirae Asset Daewoo Co., Ltd.	5,701	36,216
NAVER Corp.	1,970	229,295
NCSoft Corp.	239	96,837
Netmarble Games Corp.†*	350	26,809
NH Investment & Securities Co., Ltd.	1,829	20,073
OCI Co., Ltd.	208	13,199
Orion Corp.	307	20,862
Ottogi Corp.	17	9,263
Pan Ocean Co., Ltd.†	1,971	8,001
PearlAbyss Corp.†	81	11,710
POSCO	1,082	205,517
POSCO Chemical Co., Ltd.	258	10,591
Posco Daewoo Corp.	345	5,451
S-1 Corp.	219	19,336
S-Oil Corp.	531	42,170
Samsung Biologics Co, Ltd.†*	218	51,413
Samsung C&T Corp.	1,216	94,032
Samsung Card Co.	353	10,775
Samsung Electro-Mechanics Co., Ltd.	750	58,042
Samsung Electronics Co., Ltd.	67,721	2,583,780
Samsung Electronics Co., Ltd. (Preference Shares)	11,616	361,881
Samsung Engineering Co., Ltd.†	2,099	29,076
Samsung Fire & Marine Insurance Co., Ltd.	444	98,221
Samsung Heavy Industries Co., Ltd.†	5,879	34,756
Samsung Life Insurance Co., Ltd.	987	62,991
Samsung SDI Co., Ltd.	779	163,248
Samsung SDS Co., Ltd.	540	94,113
Samsung Securities Co. Ltd.	821	25,343
Shinhan Financial Group Co., Ltd.	6,314	231,413
Shinsegae Co. Ltd.	86	18,363
SillaJen, Inc.†	721	26,856
SK Holdings Co Ltd	499	92,309
SK Hynix, Inc.	7,690	496,361
SK Innovation Co., Ltd.	734	105,214
SK Telecom Co., Ltd.	279	58,350
Woongjin Coway Co., Ltd.	681	48,248
Woori Financial Group, Inc.	6,425	71,126
Yuhan Corp.	91	16,597

		8,672,109

Taiwan — 9.3%
Acer, Inc.	35,000	21,145
Advantech Co., Ltd.	5,000	42,122

Security Description	Shares	Value (Note 2)
Taiwan (continued)
ASE Technology Holding Co., Ltd.	46,000	$101,124
Asia Cement Corp.	29,000	38,925
Asustek Computer, Inc.	10,000	71,239
AU Optronics Corp.	96,000	25,458
Catcher Technology Co., Ltd.	9,000	66,347
Cathay Financial Holding Co., Ltd.	107,000	139,695
Chang Hwa Commercial Bank, Ltd.	80,080	56,114
Cheng Shin Rubber Industry Co., Ltd.	15,000	19,471
Chicony Electronics Co., Ltd.	7,065	17,930
China Airlines, Ltd.	34,000	10,445
China Development Financial Holding Corp.	163,000	48,537
China Life Insurance Co., Ltd.†	27,160	22,326
China Steel Corp.	159,000	122,573
Chunghwa Telecom Co., Ltd.	55,000	191,069
Compal Electronics, Inc.	58,000	35,499
CTBC Financial Holding Co., Ltd.	265,000	172,364
Delta Electronics, Inc.	27,000	130,190
E.Sun Financial Holding Co., Ltd.	154,178	128,607
Eclat Textile Co., Ltd.	2,000	26,061
Eva Airways Corp.	23,000	10,794
Far Eastern New Century Corp.	42,000	39,878
Far EasTone Telecommunications Co., Ltd.	21,000	48,273
Feng TAY Enterprise Co., Ltd.	4,400	29,211
First Financial Holding Co., Ltd.	151,500	113,890
Formosa Chemicals & Fibre Corp.	50,000	152,482
Formosa Petrochemical Corp.	17,000	57,803
Formosa Plastics Corp.	63,000	203,374
Formosa Taffeta Co., Ltd.	3,000	3,393
Foxconn Technology Co., Ltd.	12,000	24,735
Fubon Financial Holding Co., Ltd.	95,000	131,780
Giant Manufacturing Co., Ltd.	4,000	30,596
Globalwafers Co., Ltd.	3,000	31,906
Highwealth Construction Corp.	13,000	20,385
Hiwin Technologies Corp.	2,120	18,911
Hon Hai Precision Industry Co., Ltd.	175,200	440,558
Hotai Motor Co., Ltd.	4,000	57,730
Hua Nan Financial Holdings Co., Ltd.	119,000	83,890
Innolux Corp.	90,000	20,898
Inventec Corp.	33,000	24,559
Largan Precision Co., Ltd.	1,000	135,378
Lite-On Technology Corp.	30,000	42,512
MediaTek, Inc.	21,000	210,431
Mega Financial Holding Co., Ltd.	158,000	162,865
Micro-Star International Co., Ltd.	8,000	22,493
Nan Ya Plastics Corp.	74,000	169,424
Nanya Technology Corp.	15,000	35,530
Nien Made Enterprise Co., Ltd.	2,000	15,391
Novatek Microelectronics Corp.	7,000	36,918
Pegatron Corp.	28,000	45,585
Phison Electronics Corp.	1,000	9,826
Pou Chen Corp.	25,000	30,863
Powertech Technology, Inc.	7,000	19,154
President Chain Store Corp.	8,000	77,126
Quanta Computer, Inc.	39,000	71,871
Realtek Semiconductor Corp.	6,000	39,888
Ruentex Development Co., Ltd.	4,000	5,316
Shanghai Commercial & Savings Bank, Ltd.	43,000	70,878
Shin Kong Financial Holding Co., Ltd.	130,598	37,845
SinoPac Financial Holdings Co., Ltd.	143,860	57,308
Standard Foods Corp	4,000	7,732

50

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Taiwan (continued)
Synnex Technology International Corp.	16,000	$19,691
TaiMed Biologics, Inc.†	1,000	5,329
Taishin Financial Holding Co., Ltd.	133,005	62,403
Taiwan Business Bank	44,000	18,911
Taiwan Cement Corp.	64,000	91,649
Taiwan Cooperative Financial Holding Co., Ltd.	139,560	94,016
Taiwan High Speed Rail Corp.	27,000	36,054
Taiwan Mobile Co., Ltd.	23,000	80,991
Taiwan Semiconductor Manufacturing Co., Ltd.	350,000	2,893,616
Tatung Co., Ltd.†	19,000	12,283
Uni-President Enterprises Corp.	68,000	176,799
United Microelectronics Corp.	152,000	67,380
Vanguard International Semiconductor Corp.	11,000	22,181
Walsin Technology Corp.†	4,000	22,436
Win Semiconductors Corp.	4,000	33,998
Winbond Electronics Corp.	29,000	17,792
Wistron Corp.	36,027	26,701
WPG Holdings, Ltd.	20,000	26,456
Yageo Corp.	3,000	25,320
Yuanta Financial Holding Co., Ltd.	157,000	88,191

		8,158,818

Thailand — 2.4%
Advanced Info Service PCL NVDR	14,200	98,165
Airports of Thailand PCL NVDR	62,200	145,059
Bangkok Bank PCL	6,600	38,768
Bangkok Dusit Medical Services PCL NVDR	126,400	101,987
Bangkok Expressway & Metro PCL NVDR	104,700	35,639
Banpu Public Co., Ltd. NVDR	25,700	11,923
Berli Jucker PCL NVDR	16,800	28,203
BTS Group Holdings PCL NVDR	59,400	23,862
Bumrungrad Hospital PCL NVDR	6,300	34,801
Central Pattana PCL NVDR	34,400	81,747
Charoen Pokphand Foods PCL NVDR	51,700	46,357
CP ALL PCL NVDR	81,700	230,065
Delta Electronics Thai PCL NVDR	400	687
Electricity Generating PCL NVDR	4,000	42,722
Energy Absolute PCL NVDR	22,100	37,266
Glow Energy PCL NVDR	600	1,742
Gulf Energy Development PCL NVDR	7,700	31,497
Home Product Center PCL NVDR	84,300	46,954
Indorama Ventures PCL NVDR	24,900	32,926
Intouch Holdings PCL NVDR	26,100	54,017
IRPC PCL NVDR	82,100	12,785
Kasikornbank PCL	15,400	86,476
Kasikornbank PCL NVDR	9,100	50,957
Krung Thai Bank PCL NVDR	47,200	29,971
Land & Houses PCL NVDR	102,700	37,404
Minor International PCL NVDR	35,300	46,107
Muangthai Capital PCL NVDR	8,600	16,742
PTT Exploration & Production PCL NVDR	18,100	79,626
PTT Global Chemical PCL NVDR	28,700	56,381
PTT PCL NVDR	158,200	241,381
Ratch Group PCL NVDR	8,600	18,851
Robinson PCL NVDR	4,300	8,858
Siam Cement PCL NVDR	11,200	157,779

Security Description	Shares	Value (Note 2)
Thailand (continued)
Siam Commercial Bank PCL NVDR	11,600	$51,535
Thai Oil PCL NVDR	15,100	33,549
Thai Union Group PCL NVDR	37,600	23,087
TMB Bank PCL NVDR	153,000	9,394
Total Access Communication PCL NVDR	6,300	11,956
True Corp. PCL NVDR	147,500	30,682

		2,127,908

Turkey — 0.4%
Akbank Turk AS†	33,737	45,669
Anadolu Efes Biracilik Ve Malt Sanayii AS	2,352	9,028
Arcelik AS†	1,442	4,500
Aselsan Elektronik Sanayi Ve Ticaret AS	3,533	11,981
BIM Birlesik Magazalar AS	5,640	47,270
Eregli Demir ve Celik Fabrikalari TAS	15,439	20,520
Ford Otomotiv Sanayi AS	593	6,488
Haci Omer Sabanci Holding AS	9,593	16,977
KOC Holding AS	9,697	32,573
TAV Havalimanlari Holding AS	1,524	6,846
Tupras Turkiye Petrol Rafinerileri AS	1,557	39,040
Turk Hava Yollari AO†	4,036	9,011
Turkcell Iletisim Hizmetleri AS	13,296	31,070
Turkiye Garanti Bankasi AS†	28,281	49,543
Turkiye Is Bankasi, Class C†	18,450	20,564
Turkiye Sise ve Cam Fabrikalari AS	5,468	4,831

		355,911

United Arab Emirates — 0.6%
Abu Dhabi Commercial Bank PJSC	37,799	92,687
Aldar Properties PJSC	41,456	26,058
DP World, Ltd.	2,034	31,291
Dubai Islamic Bank PJSC	18,897	27,350
Emaar Development PJSC	8,225	10,784
Emaar Malls Group PJSC	29,965	17,359
Emaar Properties PJSC	45,416	68,288
Emirates Telecommunications Group Co. PJSC	25,242	118,574
First Abu Dhabi Bank PJSC	38,026	164,549

		556,940

United States — 0.3%
Southern Copper Corp.	1,074	38,439
Yum China Holdings, Inc.	5,072	230,776

		269,215

Total Common Stocks (cost $69,983,718)		66,554,792

EXCHANGE-TRADED FUNDS — 8.7%
United States — 8.7%
iShares MSCI India ETF	118,386	3,906,738
iShares MSCI Emerging Markets ETF	88,617	3,701,532

Total Exchange-Traded Funds (cost $8,205,646)		7,608,270

WARRANTS — 0.0%
Thailand — 0.0%
BTS Group Holdings LLC Expires 11/29/2019 (strike price THB 10.50)†	15,345	1,008
Minor International PCL Expires 04/27/2020 (strike price THB 43.00)†	1,765	316

Total Warrants (cost $0)		1,324

51

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
RIGHTS — 0.0%
South Korea — 0.0%
Helixmith Co., Ltd. (Expires 08/06/2019)† (cost $0)	10	$520

Total Long-Term Investment Securities (cost $78,189,364)		74,164,906

SHORT-TERM INVESTMENT SECURITIES — 0.9%
United States Treasury Bills 2.08% due 09/26/2019(3)	$100,000	99,679
2.11% due 09/19/2019(3)	350,000	349,002
2.14% due 08/27/2019(3)	100,000	99,846
2.14% due 10/03/2019(3)	200,000	199,254

Total Short-Term Investment Securities (cost $747,781)		747,781

TOTAL INVESTMENTS — (cost $78,937,145)(4)	85.6%	74,912,687
Other assets less liabilities	14.4	12,619,112

NET ASSETS —	100.0%	$87,531,799

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2019, the aggregate value of these securities was $1,543,316 representing 1.8% of net assets.
(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2019, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks

CJ Corp. (Preference Shares)	12/27/2018	33	$1,080	$1,023	$31.00	0.00%

(2)	Securities classified as Level 3 (see Note 2).
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CPO — Certification de Participations Ordinario

ETF — Exchange-Traded Funds

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

260	Long	MSCI Emerging Markets Index	September 2019	$13,202,910	$13,332,800	$129,890

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

52

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
South Korea	$—	$8,671,086	**	$1,023	$8,672,109
Other Countries	16,108,479	41,774,204	**	—	57,882,683
Exchange-Traded Funds	7,608,270	—		—	7,608,270
Warrants	1,324	—		—	1,324
Rights	520	—		—	520
Short-Term Investment Securities	—	747,781		—	747,781

Total Investments at Value	$23,718,593	$51,193,071		$1,023	$74,912,687

Other Financial Instruments:†
Future Contracts	$129,890	$—		$—	$129,890

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Amounts represent unrealized/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

53

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO PROFILE — July 31, 2019 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	9.3%
Cable/Satellite TV	4.5
Pipelines	4.4
Electric-Integrated	3.9
Telephone-Integrated	3.6
Real Estate Investment Trusts	3.6
Oil Companies-Exploration & Production	3.2
Medical-Drugs	2.3
Food-Misc./Diversified	1.9
Oil Companies-Integrated	1.8
Brewery	1.7
Banks-Super Regional	1.7
Containers-Paper/Plastic	1.6
Insurance-Life/Health	1.5
Pharmacy Services	1.4
Data Processing/Management	1.3
Banks-Commercial	1.3
Medical Products	1.3
Transport-Rail	1.2
Medical-Biomedical/Gene	1.2
Aerospace/Defense	1.2
Insurance-Multi-line	1.2
Medical-Hospitals	1.1
Investment Management/Advisor Services	1.1
Auto-Cars/Light Trucks	1.0
Finance-Investment Banker/Broker	1.0
Building Products-Wood	0.9
Steel-Producers	0.9
Cellular Telecom	0.9
Diversified Manufacturing Operations	0.8
Finance-Credit Card	0.8
Television	0.8
Gas-Distribution	0.8
Containers-Metal/Glass	0.8
Electric-Generation	0.8
Oil Refining & Marketing	0.7
E-Commerce/Services	0.7
Beverages-Wine/Spirits	0.7
Commercial Services-Finance	0.7
Tobacco	0.7
Metal Products-Distribution	0.7
Diversified Financial Services	0.6
Food-Retail	0.6
Auto/Truck Parts & Equipment-Original	0.6
Computers	0.6
Broadcast Services/Program	0.6
Retail-Auto Parts	0.6
Coatings/Paint	0.6
Rental Auto/Equipment	0.6
Electric-Distribution	0.6
Machinery-Farming	0.6
Electronic Measurement Instruments	0.5
Insurance-Mutual	0.5
Metal-Copper	0.5
Consulting Services	0.4
Diagnostic Equipment	0.4
Multimedia	0.4
Electronic Components-Semiconductors	0.4
Casino Hotels	0.4
Food-Baking	0.4
Machinery-General Industrial	0.4

Trucking/Leasing	0.4%
Insurance Brokers	0.4
Electronic Security Devices	0.4
Paper & Related Products	0.4
Retail-Building Products	0.4
Finance-Other Services	0.4
Radio	0.4
Commercial Services	0.4
Steel Pipe & Tube	0.4
Distribution/Wholesale	0.4
Enterprise Software/Service	0.3
Advertising Agencies	0.3
Computer Services	0.3
Aerospace/Defense-Equipment	0.3
Electric Products-Misc.	0.3
Medical Labs & Testing Services	0.3
Insurance-Property/Casualty	0.3
Medical-HMO	0.3
Chemicals-Specialty	0.3
E-Commerce/Products	0.3
Oil-Field Services	0.3
Gambling (Non-Hotel)	0.3
Finance-Leasing Companies	0.3
Retail-Restaurants	0.3
Vitamins & Nutrition Products	0.3
Beverages-Non-alcoholic	0.2
Retail-Propane Distribution	0.2
Disposable Medical Products	0.2
Independent Power Producers	0.2
Energy-Alternate Sources	0.2
Home Decoration Products	0.2
Research & Development	0.2
Transport-Services	0.2
Building Products-Air & Heating	0.2
Consumer Products-Misc.	0.2
Telecom Services	0.2
Food-Confectionery	0.2
Food-Dairy Products	0.2
Food-Meat Products	0.2
Soap & Cleaning Preparation	0.2
Finance-Mortgage Loan/Banker	0.2
Building & Construction Products-Misc.	0.2
Applications Software	0.2
Casino Services	0.2
Shipbuilding	0.2
Human Resources	0.2
Gold Mining	0.2
Finance-Consumer Loans	0.2
Electronic Components-Misc.	0.2
Satellite Telecom	0.1
Food-Catering	0.1
Retail-Leisure Products	0.1
Semiconductor Equipment	0.1
Resorts/Theme Parks	0.1
Semiconductor Components-Integrated Circuits	0.1
Medical-Generic Drugs	0.1
Hotels/Motels	0.1
Oil & Gas Drilling	0.1
Office Automation & Equipment	0.1
Software Tools	0.1
Retail-Discount	0.1

54

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO PROFILE — July 31, 2019 — (unaudited) — (continued)

Industry Allocation* (continued)

Professional Sports	0.1%
Computer Software	0.1
Medical-Outpatient/Home Medical	0.1
Batteries/Battery Systems	0.1
Rubber/Plastic Products	0.1
Medical Information Systems	0.1
Food-Wholesale/Distribution	0.1
Building & Construction-Misc.	0.1
Advanced Materials	0.1
Computers-Integrated Systems	0.1
Telecom Equipment-Fiber Optics	0.1
Security Services	0.1
Quarrying	0.1
Publishing-Newspapers	0.1
Metal Processors & Fabrication	0.1
Rubber-Tires	0.1
Airlines	0.1
Finance-Auto Loans	0.1
Hazardous Waste Disposal	0.1
Precious Metals	0.1
Auto-Heavy Duty Trucks	0.1
Machinery-Pumps	0.1
SupraNational Banks	0.1
Apparel Manufacturers	0.1
Cosmetics & Toiletries	0.1
Cruise Lines	0.1
Circuit Boards	0.1

98.5%

Credit Quality**†

Aaa	0.1%
Aa	0.7
A	17.0
Baa	53.1
Ba	9.6
B	11.7
Caa	6.2
C	0.1
Not Rated@	1.5

100.0%

*	Calculated as a percentage of net assets
**	Calculated as a percentage of total debt issues, excluding short-term securities
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

55

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 82.5%
Advanced Materials — 0.1%
Hexcel Corp. Senior Notes 3.95% due 02/15/2027	$1,260,000	$1,290,399

Advertising Agencies — 0.3%
Omnicom Group, Inc. Senior Notes 3.63% due 05/01/2022	3,000,000	3,086,435
Omnicom Group, Inc. Senior Notes 3.65% due 11/01/2024	1,770,000	1,845,238

		4,931,673

Aerospace/Defense — 0.7%
BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	4,440,000	4,643,918
Lockheed Martin Corp. Senior Notes 2.90% due 03/01/2025	2,155,000	2,210,035
Lockheed Martin Corp. Senior Notes 3.55% due 01/15/2026	2,190,000	2,335,159
Rockwell Collins, Inc. Senior Notes 3.10% due 11/15/2021	750,000	758,831

		9,947,943

Aerospace/Defense-Equipment — 0.3%
TransDigm, Inc. Company Guar. Notes 6.00% due 07/15/2022	425,000	429,378
TransDigm, Inc. Senior Sec. Notes 6.25% due 03/15/2026*	1,200,000	1,258,500
TransDigm, Inc. Company Guar. Notes 6.38% due 06/15/2026	375,000	381,919
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	1,025,000	1,053,187
TransDigm, Inc. Company Guar. Notes 6.50% due 05/15/2025	1,250,000	1,287,500
TransDigm, Inc. Company Guar. Notes 7.50% due 03/15/2027*	275,000	290,125

		4,700,609

Airlines — 0.1%
Southwest Airlines Co. Senior Notes 2.75% due 11/06/2019	1,000,000	1,000,335

Apparel Manufacturers — 0.1%
Hanesbrands, Inc. Company Guar. Notes 4.88% due 05/15/2026*	650,000	679,250
William Carter Co. Company Guar. Notes 5.63% due 03/15/2027*	125,000	131,250

		810,500

Security Description	Principal Amount	Value (Note 2)
Applications Software — 0.2%
Nuance Communications, Inc. Company Guar. Notes 5.63% due 12/15/2026	$950,000	$1,002,250
Nuance Communications, Inc. Company Guar. Notes 6.00% due 07/01/2024	375,000	389,063
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	1,225,000	1,274,000

		2,665,313

Auto-Cars/Light Trucks — 1.0%
Ford Motor Credit Co. LLC Senior Notes 4.25% due 09/20/2022	550,000	565,111
General Motors Co. Senior Notes 4.00% due 04/01/2025	1,055,000	1,074,660
General Motors Co. Senior Notes 5.20% due 04/01/2045	3,250,000	3,172,795
General Motors Financial Co., Inc. Company Guar. Notes 3.20% due 07/06/2021	1,750,000	1,764,073
General Motors Financial Co., Inc. Company Guar. Notes 3.45% due 04/10/2022	2,750,000	2,785,195
Hyundai Capital America Senior Notes 2.60% due 03/19/2020*	2,500,000	2,499,592
Volkswagen Group of America Finance LLC Company Guar. Notes 4.25% due 11/13/2023*	2,445,000	2,596,632

		14,458,058

Auto-Heavy Duty Trucks — 0.1%
JB Poindexter & Co., Inc. Senior Notes 7.13% due 04/15/2026*	875,000	892,500

Auto-Truck Trailers — 0.0%
BCD Acquisition, Inc. Senior Sec. Notes 9.63% due 09/15/2023*	325,000	339,219

Auto/Truck Parts & Equipment-Original — 0.1%
American Axle & Manufacturing, Inc. Company Guar. Notes 6.25% due 03/15/2026	325,000	323,781
American Axle & Manufacturing, Inc. Company Guar. Notes 6.50% due 04/01/2027	1,325,000	1,325,000

		1,648,781

Banks-Commercial — 1.3%
Associated Banc-Corp Sub. Notes 4.25% due 01/15/2025	2,710,000	2,820,515
Branch Banking & Trust Co. Sub. Notes 3.80% due 10/30/2026	3,000,000	3,179,121
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	3,510,000	3,616,061

56

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Compass Bank Senior Notes 2.75% due 09/29/2019	$1,530,000	$1,530,015
Compass Bank Sub. Notes 3.88% due 04/10/2025	3,110,000	3,206,759
Discover Bank Sub. Notes 8.70% due 11/18/2019	688,000	699,824
Manufacturers & Traders Trust Co. FRS Sub. Notes 3.16% (3 ML+0.64%) due 12/01/2021	2,860,000	2,856,311
MUFG Americas Holdings Corp. Senior Notes 3.00% due 02/10/2025	296,000	299,020
Regions Financial Corp. Senior Notes 3.20% due 02/08/2021	1,380,000	1,393,958

		19,601,584

Banks-Super Regional — 1.7%
Bank One Corp. Sub. Debentures 8.00% due 04/29/2027	460,000	609,819
Comerica, Inc. Sub. Notes 3.80% due 07/22/2026	2,330,000	2,443,276
Fifth Third Bancorp Sub. Notes 4.30% due 01/16/2024	3,485,000	3,708,138
Huntington Bancshares, Inc. Senior Notes 3.15% due 03/14/2021	1,340,000	1,354,157
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/2020	1,780,000	1,885,293
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	6,300,000	6,583,583
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	4,800,000	5,177,961
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	2,330,000	2,723,880

		24,486,107

Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc. Company Guar. Notes 5.50% due 06/15/2025*	100,000	101,531
Energizer Holdings, Inc. Company Guar. Notes 6.38% due 07/15/2026*	500,000	521,250
Energizer Holdings, Inc. Company Guar. Notes 7.75% due 01/15/2027*	825,000	895,711

		1,518,492

Security Description	Principal Amount	Value (Note 2)
Beverages-Non-alcoholic — 0.2%
Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025	$2,000,000	$2,148,191
Keurig Dr Pepper, Inc. Company Guar. Notes 4.99% due 05/25/2038	1,340,000	1,502,102

		3,650,293

Beverages-Wine/Spirits — 0.6%
Constellation Brands, Inc. Company Guar. Notes 4.65% due 11/15/2028	5,335,000	5,976,306
Constellation Brands, Inc. Company Guar. Notes 5.25% due 11/15/2048	2,250,000	2,676,580

		8,652,886

Brewery — 1.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.65% due 02/01/2026	10,050,000	10,599,635
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	3,270,000	3,713,354
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	4,494,000	4,627,558
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	2,920,000	3,184,051

		22,124,598

Broadcast Services/Program — 0.6%
Clear Channel Communications, Inc. 9.00% due 03/01/2021(1)	1,375,000	0
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series A 6.50% due 11/15/2022	75,000	76,515
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Class B 6.50% due 11/15/2022	1,025,000	1,046,525
Diamond Sports Group LLC/Diamond Sports Finance Co. Senior Sec. Notes 5.38% due 08/15/2026*	575,000	584,344
Diamond Sports Group LLC/Diamond Sports Finance Co. Senior Notes 6.63% due 08/15/2027*	725,000	740,859
Fox Corp. Senior Notes 4.71% due 01/25/2029*	1,720,000	1,925,978
iHeartCommunications, Inc. Senior Sec. Notes 6.38% due 05/01/2026	82,046	87,149

57

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Broadcast Services/Program (continued)
iHeartCommunications, Inc. Company Guar. Notes 8.38% due 05/01/2027	$1,648,710	$1,735,267
Nexstar Broadcasting, Inc. Company Guar. Notes 5.88% due 11/15/2022	575,000	588,656
Nexstar Broadcasting, Inc. Company Guar. Notes 5.63% due 08/01/2024*	1,350,000	1,402,313
Nexstar Broadcasting, Inc. Company Guar. Notes 6.13% due 02/15/2022*	725,000	735,875

		8,923,481

Building & Construction Products-Misc. — 0.2%
Standard Industries, Inc. Senior Notes 5.00% due 02/15/2027*	1,650,000	1,678,875
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	1,050,000	1,103,813

		2,782,688

Building & Construction-Misc. — 0.1%
Cornerstone Building Brands, Inc. Company Guar. Notes 8.00% due 04/15/2026*	1,325,000	1,291,875

Building Products-Air & Heating — 0.2%
Lennox International, Inc. Company Guar. Notes 3.00% due 11/15/2023	3,365,000	3,369,503

Building Products-Wood — 0.9%
Masco Corp. Senior Notes 4.38% due 04/01/2026	5,125,000	5,433,400
Masco Corp. Senior Notes 4.45% due 04/01/2025	5,110,000	5,456,446
Masco Corp. Senior Notes 4.50% due 05/15/2047	2,420,000	2,351,234
Masco Corp. Senior Notes 5.95% due 03/15/2022	554,000	597,860

		13,838,940

Cable/Satellite TV — 2.8%
Cablevision Systems Corp. Senior Notes 5.88% due 09/15/2022	1,100,000	1,167,375
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	1,025,000	1,051,958
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2027*	575,000	592,969
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.25% due 09/30/2022	825,000	834,281

Security Description	Principal Amount	Value (Note 2)
Cable/Satellite TV (continued)
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 05/01/2025*	$850,000	$877,625
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 06/01/2029*	425,000	440,406
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 01/15/2024	300,000	306,375
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	900,000	948,114
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	1,000,000	1,040,000
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 05/01/2027*	1,400,000	1,463,000
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	2,350,000	2,533,749
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	2,365,000	2,792,000
Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027	4,690,000	4,869,450
Comcast Corp. Company Guar. Notes 4.00% due 11/01/2049	1,554,000	1,643,261
Cox Communications, Inc. Senior Notes 3.35% due 09/15/2026*	2,625,000	2,662,937
CSC Holdings LLC Senior Notes 5.13% due 12/15/2021*	1,325,000	1,325,000
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	750,000	782,813
CSC Holdings LLC Company Guar. Notes 5.38% due 07/15/2023*	825,000	846,120
CSC Holdings LLC Company Guar. Notes 5.50% due 05/15/2026*	375,000	391,875
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	1,175,000	1,230,812
CSC Holdings LLC Senior Notes 5.75% due 01/15/2030*	225,000	228,375
CSC Holdings LLC Company Guar. Notes 6.63% due 10/15/2025*	875,000	929,688

58

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
CSC Holdings LLC Senior Notes 7.50% due 04/01/2028*	$250,000	$275,313
CSC Holdings LLC Senior Notes 7.75% due 07/15/2025*	1,075,000	1,155,625
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	1,475,000	1,371,779
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	1,000,000	980,000
Time Warner Cable LLC Senior Sec. Notes 4.00% due 09/01/2021	3,273,000	3,343,317
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	1,000,000	947,877
Time Warner Cable LLC Senior Sec. Notes 5.50% due 09/01/2041	3,410,000	3,617,096
Time Warner Cable LLC Senior Sec. Notes 6.75% due 06/15/2039	690,000	827,644

		41,476,834

Casino Hotels — 0.4%
Boyd Gaming Corp. Company Guar. Notes 6.00% due 08/15/2026	125,000	130,625
Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026	175,000	184,625
Boyd Gaming Corp. Company Guar. Notes 6.88% due 05/15/2023	1,450,000	1,498,937
MGM Resorts International Company Guar. Notes 4.63% due 09/01/2026	700,000	717,500
MGM Resorts International Company Guar. Notes 5.50% due 04/15/2027	175,000	185,551
MGM Resorts International Company Guar. Notes 5.75% due 06/15/2025	675,000	729,641
MGM Resorts International Company Guar. Notes 6.00% due 03/15/2023	650,000	705,250
MGM Resorts International Company Guar. Notes 7.75% due 03/15/2022	350,000	391,020
Station Casinos LLC Company Guar. Notes 5.00% due 10/01/2025*	1,200,000	1,222,800
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Senior Sec. Notes 5.88% due 05/15/2025*	725,000	717,750

		6,483,699

Security Description	Principal Amount	Value (Note 2)
Casino Services — 0.2%
Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 04/01/2025	$800,000	$843,000
Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 09/15/2026	200,000	215,924
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. Senior Sec. Notes 6.13% due 08/15/2021*	1,475,000	1,497,125

		2,556,049

Cellular Telecom — 0.6%
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	1,675,000	1,834,125
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	975,000	1,079,842
Sprint Corp. Company Guar. Notes 7.63% due 03/01/2026	525,000	586,703
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	1,325,000	1,477,375
T-Mobile USA, Inc. Company Guar. Notes 4.50% due 02/01/2026	675,000	687,656
T-Mobile USA, Inc. Company Guar. Notes 4.75% due 02/01/2028	275,000	282,563
T-Mobile USA, Inc. Company Guar. Notes 6.00% due 03/01/2023	350,000	356,051
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	625,000	647,656
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2026	1,200,000	1,277,640

		8,229,611

Chemicals-Diversified — 0.0%
Hexion, Inc. Company Guar. Notes 7.88% due 07/15/2027*	550,000	544,500

Chemicals-Specialty — 0.1%
Platform Specialty Products Corp. Company Guar. Notes 5.88% due 12/01/2025*	1,000,000	1,017,500
PQ Corp. Company Guar. Notes 5.75% due 12/15/2025*	500,000	507,500

		1,525,000

Circuit Boards — 0.1%
TTM Technologies, Inc. Company Guar. Notes 5.63% due 10/01/2025*	775,000	755,625

Coatings/Paint — 0.6%
RPM International, Inc. Senior Notes 4.55% due 03/01/2029	3,395,000	3,604,084

59

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Coatings/Paint (continued)
RPM International, Inc. Senior Notes 5.25% due 06/01/2045	$1,740,000	$1,820,131
RPM International, Inc. Senior Notes 6.13% due 10/15/2019	1,875,000	1,887,518
Sherwin-Williams Co. Senior Notes 4.40% due 02/01/2045	1,415,000	1,398,064

		8,709,797

Commercial Services — 0.4%
Cintas Corp. No. 2 Company Guar. Notes 3.70% due 04/01/2027	3,140,000	3,362,489
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*	575,000	574,109
Sterigenics-Nordion Topco LLC Senior Notes 8.13% due 11/01/2021*(2)	1,225,000	1,218,875

		5,155,473

Commercial Services-Finance — 0.7%
Equifax, Inc. Senior Notes 3.25% due 06/01/2026	3,425,000	3,389,418
Equifax, Inc. Senior Notes 3.95% due 06/15/2023	1,315,000	1,369,506
Refinitiv US Holdings, Inc. Company Guar. Notes 8.25% due 11/15/2026*	1,875,000	2,074,687
Total System Services, Inc. Senior Notes 4.45% due 06/01/2028	1,850,000	1,992,889
Total System Services, Inc. Senior Notes 4.80% due 04/01/2026	695,000	766,718

		9,593,218

Computer Services — 0.3%
Banff Merger Sub, Inc. Senior Notes 9.75% due 09/01/2026*	1,475,000	1,312,750
SAIC, Inc. Senior Sec. Notes 5.95% due 12/01/2040	850,000	864,802
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Notes 6.75% due 06/01/2025*	2,575,000	2,655,468
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Notes 6.75% due 06/01/2025*	75,000	77,344

		4,910,364

Computer Software — 0.1%
Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*	1,775,000	1,624,125

Security Description	Principal Amount	Value (Note 2)
Computers — 0.6%
Dell International LLC/EMC Corp. Senior Sec. Notes 6.02% due 06/15/2026*	$1,940,000	$2,144,948
Dell International LLC/EMC Corp. Company Guar. Notes 7.13% due 06/15/2024*	2,000,000	2,115,007
Dell International LLC/EMC Corp. Senior Sec. Notes 8.35% due 07/15/2046*	2,435,000	3,104,634
Hewlett Packard Enterprise Co. Senior Notes 3.60% due 10/15/2020	1,670,000	1,689,629

		9,054,218

Computers-Integrated Systems — 0.1%
NCR Corp. Company Guar. Notes 5.00% due 07/15/2022	225,000	225,776
NCR Corp. Company Guar. Notes 5.88% due 12/15/2021	275,000	276,980
NCR Corp. Company Guar. Notes 6.38% due 12/15/2023	750,000	770,265

		1,273,021

Computers-Memory Devices — 0.0%
Western Digital Corp. Company Guar. Notes 4.75% due 02/15/2026	575,000	568,531

Consulting Services — 0.4%
Gartner, Inc. Company Guar. Notes 5.13% due 04/01/2025*	375,000	385,781
Verisk Analytics, Inc. Senior Notes 4.00% due 06/15/2025	250,000	267,087
Verisk Analytics, Inc. Senior Notes 4.13% due 09/12/2022	2,068,000	2,161,917
Verisk Analytics, Inc. Senior Notes 4.13% due 03/15/2029	160,000	173,373
Verisk Analytics, Inc. Senior Notes 5.50% due 06/15/2045	3,060,000	3,608,187

		6,596,345

Consumer Products-Misc. — 0.2%
Prestige Brands, Inc. Company Guar. Notes 5.38% due 12/15/2021*	1,900,000	1,909,500
Prestige Brands, Inc. Company Guar. Notes 6.38% due 03/01/2024*	1,300,000	1,349,985

		3,259,485

Containers-Metal/Glass — 0.4%
BWAY Holding Co. Senior Sec. Notes 5.50% due 04/15/2024*	950,000	948,528
BWAY Holding Co. Senior Notes 7.25% due 04/15/2025*	2,625,000	2,487,188

60

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Containers-Metal/Glass (continued)
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	$925,000	$962,000
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.88% due 08/15/2023*	225,000	242,156
Owens-Brockway Glass Container, Inc. Company Guar. Notes 6.38% due 08/15/2025*	550,000	600,359

		5,240,231

Containers-Paper/Plastic — 1.5%
Berry Global Escrow Corp. Senior Sec. Notes 4.88% due 07/15/2026*	800,000	832,000
Berry Global Escrow Corp. Sec. Notes 5.63% due 07/15/2027*	500,000	525,625
Berry Global, Inc. Sec. Notes 5.13% due 07/15/2023	300,000	306,375
Berry Global, Inc. Sec. Notes 5.50% due 05/15/2022	1,850,000	1,870,813
Crown Americas LLC/Crown Americas Capital Corp. Company Guar. Notes 4.25% due 09/30/2026	100,000	101,520
Crown Americas LLC/Crown Americas Capital Corp. Company Guar. Notes 4.75% due 02/01/2026	575,000	591,100
Flex Acquisition Co., Inc. Senior Notes 6.88% due 01/15/2025*	2,500,000	2,218,750
Flex Acquisition Co., Inc. Senior Notes 7.88% due 07/15/2026*	1,150,000	1,040,750
Graphic Packaging International LLC Company Guar. Notes 4.75% due 07/15/2027*	300,000	312,750
Packaging Corp. of America Senior Notes 3.65% due 09/15/2024	2,750,000	2,857,805
Packaging Corp. of America Senior Notes 4.50% due 11/01/2023	915,000	975,444
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	1,477,889	1,483,254
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	400,000	426,000
Sealed Air Corp. Company Guar. Notes 5.25% due 04/01/2023*	475,000	505,875
Trident Merger Sub, Inc. Senior Notes 6.63% due 11/01/2025*	1,025,000	899,438
Trident TPI Holdings, Inc. Company Guar. Notes 9.25% due 08/01/2024*	525,000	516,469

Security Description	Principal Amount	Value (Note 2)
Containers-Paper/Plastic (continued)
WestRock RKT Co. Company Guar. Notes 4.00% due 03/01/2023	$700,000	$728,780
WRKCo, Inc. Company Guar. Notes 4.00% due 03/15/2028	3,260,000	3,410,504
WRKCo, Inc. Company Guar. Notes 4.90% due 03/15/2029	2,100,000	2,329,048

		21,932,300

Cosmetics & Toiletries — 0.1%
First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	800,000	799,000

Data Processing/Management — 1.3%
Dun & Bradstreet Corp. Senior Sec. Notes 6.88% due 08/15/2026*	450,000	479,677
Fidelity National Information Services, Inc. Company Guar. Notes 3.50% due 04/15/2023	3,800,000	3,930,227
Fidelity National Information Services, Inc. Company Guar. Notes 3.88% due 06/05/2024	2,265,000	2,393,399
Fidelity National Information Services, Inc. Senior Notes 5.00% due 10/15/2025	517,000	582,222
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	300,000	308,010
First Data Corp. Sec. Notes 5.75% due 01/15/2024*	3,475,000	3,575,080
Fiserv, Inc. Senior Notes 3.85% due 06/01/2025	3,250,000	3,446,350
Fiserv, Inc. Senior Notes 4.20% due 10/01/2028	2,870,000	3,133,776
Star Merger Sub, Inc. Senior Notes 10.25% due 02/15/2027*	1,775,000	1,908,125

		19,756,866

Diagnostic Equipment — 0.4%
Avantor, Inc. Senior Sec. Notes 6.00% due 10/01/2024*	450,000	481,504
Avantor, Inc. Senior Notes 9.00% due 10/01/2025*	1,600,000	1,773,008
Ortho-Clinical Diagnostics, Inc. Senior Notes 6.63% due 05/15/2022*	2,325,000	2,266,875
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	2,040,000	2,063,361

		6,584,748

61

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Direct Marketing — 0.0%
Anna Merger Sub, Inc. Senior Notes 7.75% due 10/01/2022*	$1,475,000	$236,000

Disposable Medical Products — 0.2%
Sotera Health Holdings LLC Senior Notes 6.50% due 05/15/2023*	2,350,000	2,385,250
Teleflex, Inc. Company Guar. Notes 4.63% due 11/15/2027	125,000	129,800
Teleflex, Inc. Company Guar. Notes 4.88% due 06/01/2026	100,000	104,000
Teleflex, Inc. Company Guar. Notes 5.25% due 06/15/2024	900,000	922,500

		3,541,550

Distribution/Wholesale — 0.4%
American Builders & Contractors Supply Co., Inc. Senior Notes 5.75% due 12/15/2023*	225,000	232,875
American Builders & Contractors Supply Co., Inc. Company Guar. Notes 5.88% due 05/15/2026*	1,475,000	1,565,344
Anixter, Inc. Company Guar. Notes 6.00% due 12/01/2025	775,000	844,750
CD&R Waterworks Merger Sub LLC Senior Notes 6.13% due 08/15/2025*	1,425,000	1,467,750
IAA Spinco, Inc. Senior Notes 5.50% due 06/15/2027*	200,000	209,125
KAR Auction Services, Inc. Company Guar. Notes 5.13% due 06/01/2025*	625,000	643,750
Performance Food Group, Inc. Company Guar. Notes 5.50% due 06/01/2024*	225,000	228,375

		5,191,969

Diversified Banking Institutions — 8.9%
Bank of America Corp. Senior Notes 2.33% due 10/01/2021	9,100,000	9,084,299
Bank of America Corp. Senior Notes 2.82% due 07/21/2023	6,540,000	6,592,395
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	2,975,000	3,126,446
Bank of America Corp. Senior Notes 3.82% due 01/20/2028	3,170,000	3,359,018
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	1,000,000	1,047,426
Bank of America Corp. Senior Notes 4.00% due 04/01/2024	3,350,000	3,563,531

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	$3,500,000	$3,673,764
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	2,760,000	2,931,920
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	4,250,000	4,284,969
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	2,085,000	2,140,918
Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	3,340,000	3,457,600
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	6,250,000	6,450,921
Citigroup, Inc. Sub. Notes 4.13% due 07/25/2028	1,340,000	1,416,941
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	3,100,000	3,305,344
Citigroup, Inc. Senior Notes 5.38% due 08/09/2020	3,000,000	3,089,280
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	2,500,000	2,815,345
City National Corp. Senior Notes 5.25% due 09/15/2020	2,205,000	2,276,199
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	2,685,000	2,675,162
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	3,800,000	3,976,493
Goldman Sachs Group, Inc. Senior Notes 4.22% due 05/01/2029	3,125,000	3,365,833
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	3,000,000	3,476,764
Goldman Sachs Group, Inc. Senior Notes 5.75% due 01/24/2022	4,000,000	4,307,689
JPMorgan Chase & Co. Senior Notes 2.78% due 04/25/2023	2,020,000	2,031,618
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	1,510,000	1,548,400
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	5,670,000	5,909,411
JPMorgan Chase & Co. Sub. Notes 3.88% due 09/10/2024	10,500,000	11,021,148
Morgan Stanley Senior Notes 2.50% due 04/21/2021	4,695,000	4,703,947

62

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 3.77% due 01/24/2029	$2,000,000	$2,096,540
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	8,250,000	8,637,296
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	4,000,000	4,193,783
Morgan Stanley Senior Notes 4.46% due 04/22/2039	3,125,000	3,494,985
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	2,000,000	2,210,208
Morgan Stanley Senior Notes 5.50% due 07/24/2020	5,000,000	5,142,666

		131,408,259

Diversified Manufacturing Operations — 0.7%
Amsted Industries, Inc. Company Guar. Notes 5.63% due 07/01/2027*	275,000	286,687
General Electric Capital Corp. Senior Notes 3.10% due 01/09/2023	1,000,000	1,008,976
General Electric Capital Corp. Senior Notes 4.63% due 01/07/2021	859,000	883,378
Koppers, Inc. Company Guar. Notes 6.00% due 02/15/2025*	1,425,000	1,346,625
Parker-Hannifin Corp. Senior Notes 3.25% due 03/01/2027	3,140,000	3,230,864
Textron, Inc. Senior Notes 3.88% due 03/01/2025	905,000	946,020
Textron, Inc. Senior Notes 3.90% due 09/17/2029	1,215,000	1,271,795
Textron, Inc. Senior Notes 4.30% due 03/01/2024	1,945,000	2,054,111

		11,028,456

E-Commerce/Services — 0.7%
Expedia, Inc. Company Guar. Notes 3.80% due 02/15/2028	2,770,000	2,844,898
Expedia, Inc. Company Guar. Notes 5.00% due 02/15/2026	4,450,000	4,890,889
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/2020	930,000	962,318
Go Daddy Operating Co. LLC/GD Finance Co., Inc. Company Guar. Notes 5.25% due 12/01/2027*	300,000	312,375

Security Description	Principal Amount	Value (Note 2)
E-Commerce/Services (continued)
Match Group, Inc. Senior Notes 5.00% due 12/15/2027*	$450,000	$471,937
Match Group, Inc. Senior Notes 6.38% due 06/01/2024	500,000	525,250

		10,007,667

Electric Products-Misc. — 0.3%
Molex Electronic Technologies LLC Senior Notes 3.90% due 04/15/2025*	2,500,000	2,579,447
WESCO Distribution, Inc. Company Guar. Notes 5.38% due 12/15/2021	2,000,000	2,012,500
WESCO Distribution, Inc. Company Guar. Notes 5.38% due 06/15/2024	250,000	258,125

		4,850,072

Electric-Distribution — 0.5%
Sempra Energy Senior Notes 3.55% due 06/15/2024	3,000,000	3,098,331
Sempra Energy Senior Notes 6.00% due 10/15/2039	1,170,000	1,451,060
UIL Holdings Corp. Senior Notes 4.63% due 10/01/2020	2,070,000	2,115,716

		6,665,107

Electric-Generation — 0.4%
Emera US Finance LP Company Guar. Notes 3.55% due 06/15/2026	1,240,000	1,276,385
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	1,880,000	2,109,931
Vistra Operations Co. LLC Company Guar. Notes 5.00% due 07/31/2027*	350,000	358,313
Vistra Operations Co. LLC Company Guar. Notes 5.50% due 09/01/2026*	425,000	445,187
Vistra Operations Co. LLC Senior Notes 5.63% due 02/15/2027*	925,000	975,875

		5,165,691

Electric-Integrated — 3.3%
Ameren Corp. Senior Notes 3.65% due 02/15/2026	1,480,000	1,536,374
American Electric Power Co., Inc. Senior Notes 2.95% due 12/15/2022	2,900,000	2,937,815
American Electric Power Co., Inc. Senior Notes 3.20% due 11/13/2027	3,125,000	3,204,051
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/2036	1,145,000	1,394,133

63

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Consolidated Edison Co. of New York, Inc. Senior Notes 4.63% due 12/01/2054	$1,367,000	$1,580,612
Duke Energy Corp. Senior Notes 1.80% due 09/01/2021	600,000	593,117
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	1,810,000	1,791,452
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	2,000,000	1,989,481
Entergy Gulf States Louisiana LLC 1st Mtg. Notes 5.59% due 10/01/2024	125,000	142,866
Evergy, Inc. Senior Notes 4.85% due 06/01/2021	1,000,000	1,032,514
Eversource Energy Senior Notes 3.35% due 03/15/2026	3,300,000	3,359,074
Exelon Corp. Senior Notes 3.95% due 06/15/2025	1,500,000	1,598,424
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	4,900,000	5,111,927
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/2041	500,000	573,333
Midamerican Energy Holdings Co. Senior Notes 5.95% due 05/15/2037	4,750,000	6,296,728
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.55% due 05/01/2027	1,125,000	1,179,460
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.63% due 06/15/2023	3,000,000	3,115,239
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 4.50% due 06/01/2021	2,000,000	2,065,096
PPL Capital Funding, Inc. Company Guar. Notes 3.95% due 03/15/2024	2,500,000	2,609,238
PPL Capital Funding, Inc. Company Guar. Notes 4.20% due 06/15/2022	590,000	614,159
PSEG Power LLC Company Guar. Notes 4.15% due 09/15/2021	725,000	744,257
Southern Co. Senior Notes 3.25% due 07/01/2026	4,950,000	5,051,212

		48,520,562

Electronic Components-Semiconductors — 0.4%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	3,440,000	3,364,998

Security Description	Principal Amount	Value (Note 2)
Electronic Components-Semiconductors (continued)
Micron Technology, Inc. Senior Notes 4.64% due 02/06/2024	$2,750,000	$2,898,895

		6,263,893

Electronic Measurement Instruments — 0.5%
Agilent Technologies, Inc. Senior Notes 3.05% due 09/22/2026	3,330,000	3,370,003
Keysight Technologies, Inc. Senior Notes 4.55% due 10/30/2024	4,175,000	4,450,290

		7,820,293

Electronic Security Devices — 0.4%
Allegion US Holding Co., Inc. Company Guar. Notes 3.55% due 10/01/2027	5,570,000	5,565,112
Resideo Funding, Inc. Company Guar. Notes 6.13% due 11/01/2026*	475,000	501,719

		6,066,831

Energy-Alternate Sources — 0.2%
Enviva Partners LP/Enviva Partners Finance Corp. Company Guar. Notes 8.50% due 11/01/2021	1,475,000	1,521,094
TerraForm Power Operating LLC Company Guar. Notes 4.25% due 01/31/2023*	100,000	100,097
TerraForm Power Operating LLC Company Guar. Notes 5.00% due 01/31/2028*	1,125,000	1,139,062
TerraForm Power Operating LLC Company Guar. Notes 6.63% due 06/15/2025*	725,000	764,875

		3,525,128

Enterprise Software/Service — 0.3%
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	2,025,000	2,060,437
Informatica Corp. Senior Notes 7.13% due 07/15/2023*	1,700,000	1,731,875
Project Homestake Merger Corp. Company Guar. Notes 8.88% due 03/01/2023*	825,000	492,938
Sophia LP/Sophia Finance, Inc. Senior Notes 9.00% due 09/30/2023*	725,000	749,469

		5,034,719

Finance-Auto Loans — 0.1%
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	875,000	976,719

Finance-Consumer Loans — 0.2%
Navient Corp. Senior Notes 5.88% due 10/25/2024	1,300,000	1,332,500

64

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Consumer Loans (continued)
Navient Corp. Senior Notes 6.75% due 06/25/2025	$400,000	$418,000
Navient Corp. Senior Notes 6.75% due 06/15/2026	150,000	156,188
SLM Corp. Senior Notes 6.13% due 03/25/2024	450,000	473,112

		2,379,800

Finance-Credit Card — 0.8%
Capital One Bank USA NA Sub. Notes 3.38% due 02/15/2023	6,100,000	6,229,984
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	1,690,000	1,776,133
Discover Financial Services Senior Notes 3.85% due 11/21/2022	3,212,000	3,334,693

		11,340,810

Finance-Investment Banker/Broker — 1.0%
Cantor Fitzgerald LP Bonds 7.88% due 10/15/2019*	2,200,000	2,222,141
Jefferies Group LLC Senior Notes 4.85% due 01/15/2027	3,475,000	3,687,532
Jefferies Group LLC Senior Notes 5.13% due 01/20/2023	4,020,000	4,308,607
Jefferies Group LLC Senior Notes 6.50% due 01/20/2043	1,170,000	1,314,501
TD Ameritrade Holding Corp. Senior Notes 3.63% due 04/01/2025	2,650,000	2,790,226

		14,323,007

Finance-Mortgage Loan/Banker — 0.2%
Quicken Loans, Inc. Company Guar. Notes 5.25% due 01/15/2028*	450,000	455,625
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	2,275,000	2,349,210

		2,804,835

Finance-Other Services — 0.4%
Allied Universal Holdco LLC Senior Sec. Notes 6.63% due 07/15/2026*	250,000	261,250
Allied Universal Holdco LLC Senior Notes 9.75% due 07/15/2027*	2,050,000	2,139,687
CBOE Holdings, Inc. Senior Notes 3.65% due 01/12/2027	3,000,000	3,176,174

		5,577,111

Security Description	Principal Amount	Value (Note 2)
Financial Guarantee Insurance — 0.0%
MBIA, Inc. Senior Notes 6.63% due 10/01/2028	$250,000	$238,125

Food-Baking — 0.1%
Flowers Foods, Inc. Senior Notes 3.50% due 10/01/2026	2,180,000	2,193,145

Food-Catering — 0.1%
Aramark Services, Inc. Company Guar. Notes 4.75% due 06/01/2026	275,000	282,219
Aramark Services, Inc. Company Guar. Notes 5.00% due 04/01/2025*	325,000	334,685
Aramark Services, Inc. Company Guar. Bonds 5.00% due 02/01/2028*	700,000	729,750
Aramark Services, Inc. Company Guar. Notes 5.13% due 01/15/2024	725,000	743,400

		2,090,054

Food-Meat Products — 0.2%
Tyson Foods, Inc. Company Guar. Notes 3.95% due 08/15/2024	1,475,000	1,558,902
Tyson Foods, Inc. Company Guar. Notes 5.15% due 08/15/2044	1,250,000	1,418,058

		2,976,960

Food-Misc./Diversified — 1.5%
B&G Foods, Inc. Company Guar. Notes 5.25% due 04/01/2025	1,275,000	1,268,625
General Mills, Inc. Senior Notes 4.70% due 04/17/2048	1,075,000	1,201,565
Kraft Heinz Foods Co. Company Guar. Notes 3.00% due 06/01/2026	1,355,000	1,332,725
Kraft Heinz Foods Co. Company Guar. Notes 3.95% due 07/15/2025	3,405,000	3,540,164
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	2,810,000	2,698,187
Kraft Heinz Foods Co. Company Guar. Notes 5.20% due 07/15/2045	1,830,000	1,932,402
Lamb Weston Holdings, Inc. Company Guar. Notes 4.88% due 11/01/2026*	375,000	389,063
McCormick & Co., Inc. Senior Notes 3.15% due 08/15/2024	3,140,000	3,212,953
McCormick & Co., Inc. Senior Notes 3.40% due 08/15/2027	2,915,000	2,996,685
Post Holdings, Inc. Company Guar. Notes 5.00% due 08/15/2026*	625,000	638,281

65

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Food-Misc./Diversified (continued)
Post Holdings, Inc. Company Guar. Notes 5.50% due 03/01/2025*	$225,000	$234,000
Post Holdings, Inc. Company Guar. Notes 5.63% due 01/15/2028*	500,000	514,375
Post Holdings, Inc. Company Guar. Notes 5.75% due 03/01/2027*	2,200,000	2,279,750

		22,238,775

Food-Retail — 0.6%
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC Company Guar. Notes 5.75% due 03/15/2025	1,775,000	1,810,500
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC Company Guar. Notes 6.63% due 06/15/2024	1,025,000	1,068,562
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC Company Guar. Notes 7.50% due 03/15/2026*	475,000	523,391
Kroger Co. Senior Notes 3.50% due 02/01/2026	3,150,000	3,228,866
Kroger Co. Senior Notes 4.45% due 02/01/2047	1,325,000	1,310,601
Kroger Co. Company Guar. Notes 6.90% due 04/15/2038	940,000	1,187,930

		9,129,850

Food-Wholesale/Distribution — 0.1%
US Foods, Inc. Company Guar. Notes 5.88% due 06/15/2024*	1,400,000	1,435,000

Gambling (Non-Hotel) — 0.2%
Caesars Resort Collection LLC/CRC Finco, Inc. Company Guar. Notes 5.25% due 10/15/2025*	1,625,000	1,621,425
Mohegan Gaming & Entertainment Company Guar. Notes 7.88% due 10/15/2024*	1,075,000	1,045,438

		2,666,863

Gas-Distribution — 0.8%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.50% due 05/20/2025	125,000	131,250
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	325,000	344,906
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.75% due 05/20/2027	175,000	183,750

Security Description	Principal Amount	Value (Note 2)
Gas-Distribution (continued)
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.88% due 08/20/2026	$1,150,000	$1,219,000
National Fuel Gas Co. Senior Notes 3.75% due 03/01/2023	3,800,000	3,859,121
National Fuel Gas Co. Senior Notes 4.90% due 12/01/2021	1,880,000	1,948,060
NiSource, Inc. Senior Notes 2.65% due 11/17/2022	1,350,000	1,357,243
NiSource, Inc. Senior Notes 4.38% due 05/15/2047	935,000	1,030,004
Southern Co. Gas Capital Corp. Company Guar. Notes 3.95% due 10/01/2046	1,120,000	1,114,271

		11,187,605

Home Decoration Products — 0.2%
Newell Brands, Inc. Senior Notes 4.20% due 04/01/2026	3,500,000	3,502,722

Hotels/Motels — 0.1%
Hilton Domestic Operating Co., Inc. Company Guar. Notes 4.25% due 09/01/2024	200,000	202,540
Hilton Domestic Operating Co., Inc. Company Guar. Notes 4.88% due 01/15/2030*	200,000	205,500
Hilton Domestic Operating Co., Inc. Company Guar. Notes 5.13% due 05/01/2026	900,000	934,974
Wyndham Hotels & Resorts, Inc. Company Guar. Notes 5.38% due 04/15/2026*	475,000	494,594

		1,837,608

Human Resources — 0.2%
Team Health Holdings, Inc. Company Guar. Notes 6.38% due 02/01/2025*	2,950,000	2,404,250

Independent Power Producers — 0.2%
Calpine Corp. Senior Sec. Notes 5.25% due 06/01/2026*	100,000	101,002
Calpine Corp. Senior Notes 5.75% due 01/15/2025	1,325,000	1,317,977
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	150,000	153,375
Dynegy, Inc. Company Guar. Notes 5.88% due 06/01/2023	175,000	178,938
NRG Energy, Inc. Company Guar. Notes 5.25% due 06/15/2029*	550,000	580,250
NRG Energy, Inc. Company Guar. Notes 5.75% due 01/15/2028	325,000	346,125

66

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Independent Power Producers (continued)
NRG Energy, Inc. Company Guar. Notes 6.63% due 01/15/2027	$575,000	$613,059
NRG Energy, Inc. Company Guar. Notes 7.25% due 05/15/2026	225,000	242,915

		3,533,641

Insurance Brokers — 0.4%
HUB International, Ltd. Senior Notes 7.00% due 05/01/2026*	3,725,000	3,787,841
USI, Inc. Senior Notes 6.88% due 05/01/2025*	1,675,000	1,666,625

		5,454,466

Insurance-Life/Health — 1.5%
Aflac, Inc. Senior Notes 2.88% due 10/15/2026	4,275,000	4,302,836
Lincoln National Corp. Senior Notes 4.20% due 03/15/2022	1,900,000	1,977,524
Lincoln National Corp. Senior Notes 7.00% due 06/15/2040	1,425,000	1,965,593
Pacific LifeCorp Senior Notes 6.60% due 09/15/2033*	2,700,000	3,451,113
Penn Mutual Life Insurance Co. Sub. Bonds 7.63% due 06/15/2040*	875,000	1,245,645
Principal Financial Group, Inc. Company Guar. Notes 3.13% due 05/15/2023	2,740,000	2,794,566
Principal Financial Group, Inc. Company Guar. Notes 3.30% due 09/15/2022	1,850,000	1,880,283
Prudential Financial, Inc. Senior Notes 6.20% due 11/15/2040	850,000	1,112,214
Prudential Financial, Inc. Senior Notes 6.63% due 12/01/2037	2,130,000	2,932,191

		21,661,965

Insurance-Multi-line — 0.7%
Acrisure LLC/Acrisure Finance, Inc. Senior Notes 7.00% due 11/15/2025*	1,325,000	1,215,688
Acrisure LLC/Acrisure Finance, Inc. Senior Sec. Notes 8.13% due 02/15/2024*	475,000	507,110
Acrisure LLC/Acrisure Finance, Inc. Senior Notes 10.13% due 08/01/2026*	150,000	153,900
Hartford Financial Services Group, Inc. Senior Notes 6.63% due 04/15/2042	2,255,000	2,978,718
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	2,870,000	4,707,135

		9,562,551

Security Description	Principal Amount	Value (Note 2)
Insurance-Mutual — 0.5%
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	$3,120,000	$3,499,341
Liberty Mutual Group, Inc. Company Guar. Notes 4.95% due 05/01/2022*	680,000	717,729
Liberty Mutual Group, Inc. Company Guar. Notes 5.00% due 06/01/2021*	580,000	602,802
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	1,008,000	1,667,890
New York Life Insurance Co. Sub. Notes 6.75% due 11/15/2039*	420,000	607,102

		7,094,864

Insurance-Property/Casualty — 0.3%
AmWINS Group, Inc. Company Guar. Notes 7.75% due 07/01/2026*	1,200,000	1,252,500
AssuredPartners, Inc. Senior Notes 7.00% due 08/15/2025*	1,375,000	1,368,125
Berkshire Hathaway, Inc. Senior Notes 3.13% due 03/15/2026	1,890,000	1,956,518
GTCR AP Finance, Inc. Senior Notes 8.00% due 05/15/2027*	250,000	255,625

		4,832,768

Investment Management/Advisor Services — 1.0%
Eaton Vance Corp. Senior Notes 3.63% due 06/15/2023	1,100,000	1,142,104
FMR LLC Senior Notes 5.35% due 11/15/2021*	1,260,000	1,336,335
FMR LLC Bonds 7.57% due 06/15/2029*	2,200,000	3,025,702
NFP Corp. Senior Notes 6.88% due 07/15/2025*	1,650,000	1,658,250
Raymond James Financial, Inc. Senior Notes 5.63% due 04/01/2024	2,150,000	2,419,964
Stifel Financial Corp. Senior Notes 3.50% due 12/01/2020	2,540,000	2,564,830
Stifel Financial Corp. Senior Notes 4.25% due 07/18/2024	865,000	906,437
TIAA Asset Management Finance Co. LLC Senior Notes 4.13% due 11/01/2024*	1,080,000	1,156,227

		14,209,849

Machinery-Farming — 0.2%
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	2,155,000	2,254,241

67

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Machinery-General Industrial — 0.4%
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	$1,225,000	$1,287,298
Roper Technologies, Inc. Senior Notes 3.85% due 12/15/2025	3,510,000	3,721,297
Roper Technologies, Inc. Senior Notes 4.20% due 09/15/2028	955,000	1,035,639
Stevens Holding Co, Inc. Company Guar. Notes 6.13% due 10/01/2026*	200,000	212,000

		6,256,234

Medical Information Systems — 0.1%
IQVIA, Inc. Company Guar. Notes 5.00% due 10/15/2026*	1,175,000	1,227,875
IQVIA, Inc. Company Guar. Notes 5.00% due 05/15/2027*	225,000	234,536

		1,462,411

Medical Labs & Testing Services — 0.3%
Charles River Laboratories International, Inc. Company Guar. Notes 5.50% due 04/01/2026*	325,000	343,688
Eagle Holding Co. II LLC Senior Notes 7.63% due 05/15/2022*(2)	350,000	352,625
Eagle Holding Co. II LLC Notes 7.75% due 05/15/2022*(2)	400,000	403,500
Envision Healthcare Corp. Company Guar. Notes 8.75% due 10/15/2026*	1,500,000	1,038,750
MEDNAX, Inc. Company Guar. Notes 6.25% due 01/15/2027*	900,000	891,916
West Street Merger Sub, Inc. Senior Notes 6.38% due 09/01/2025*	1,975,000	1,812,062

		4,842,541

Medical Products — 1.2%
Abbott Laboratories Senior Notes 3.75% due 11/30/2026	3,655,000	3,943,709
Abbott Laboratories Senior Notes 4.90% due 11/30/2046	2,900,000	3,606,991
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	3,025,000	3,167,440
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	1,625,000	1,703,835
Becton Dickinson and Co. Senior Notes 4.69% due 12/15/2044	3,088,000	3,407,436
Zimmer Biomet Holdings, Inc. Senior Notes 3.55% due 04/01/2025	1,605,000	1,658,410

		17,487,821

Security Description	Principal Amount	Value (Note 2)
Medical-Biomedical/Gene — 1.2%
Bio-Rad Laboratories, Inc. Senior Notes 4.88% due 12/15/2020	$2,380,000	$2,444,452
Celgene Corp. Senior Notes 3.88% due 08/15/2025	2,600,000	2,765,087
Celgene Corp. Senior Notes 3.90% due 02/20/2028	5,600,000	6,013,707
Celgene Corp. Senior Notes 5.00% due 08/15/2045	5,530,000	6,590,072

		17,813,318

Medical-Drugs — 0.8%
Bausch Health Americas, Inc. Company Guar. Notes 8.50% due 01/31/2027*	925,000	1,018,749
Bausch Health Americas, Inc. Company Guar. Notes 9.25% due 04/01/2026*	675,000	756,000
Bayer US Finance II LLC Company Guar. Notes 3.88% due 12/15/2023*	2,150,000	2,216,924
Bayer US Finance II LLC Company Guar. Notes 4.25% due 12/15/2025*	910,000	955,312
Bayer US Finance II LLC Company Guar. Notes 4.88% due 06/25/2048*	1,000,000	1,030,581
Bayer US Finance LLC Company Guar. Notes 2.38% due 10/08/2019*	2,700,000	2,697,528
Bayer US Finance LLC Company Guar. Notes 3.38% due 10/08/2024*	720,000	726,997
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029*	1,385,000	1,447,621
Eli Lilly & Co. Senior Notes 3.38% due 03/15/2029	1,255,000	1,335,388

		12,185,100

Medical-HMO — 0.3%
Anthem, Inc. Senior Notes 5.85% due 01/15/2036	760,000	924,232
Centene Corp. Senior Notes 5.38% due 06/01/2026*	600,000	633,750
MPH Acquisition Holdings LLC Company Guar. Notes 7.13% due 06/01/2024*	2,650,000	2,570,394
Polaris Intermediate Corp. Senior Notes 8.50% due 12/01/2022*(2)	725,000	670,625

		4,799,001

Medical-Hospitals — 1.0%
Acadia Healthcare Co., Inc. Company Guar. Notes 5.63% due 02/15/2023	550,000	554,323

68

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Hospitals (continued)
Acadia Healthcare Co., Inc. Company Guar. Notes 6.50% due 03/01/2024	$1,375,000	$1,409,375
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	875,000	837,813
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022	950,000	650,750
CHS/Community Health Systems, Inc. Senior Sec. Notes 8.00% due 03/15/2026*	525,000	503,344
CHS/Community Health Systems, Inc. Senior Sec. Notes 8.63% due 01/15/2024*	225,000	225,000
HCA, Inc. Company Guar. Notes 5.63% due 09/01/2028	950,000	1,047,565
HCA, Inc. Company Guar. Notes 5.88% due 02/15/2026	1,325,000	1,474,062
HCA, Inc. Company Guar. Notes 5.88% due 02/01/2029	800,000	893,000
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. Company Guar. Notes 9.75% due 12/01/2026*	1,400,000	1,485,750
Surgery Center Holdings, Inc. Company Guar. Notes 6.75% due 07/01/2025*	1,275,000	1,131,562
Tenet Healthcare Corp. Senior Sec. Notes 4.38% due 10/01/2021	650,000	662,188
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024	375,000	381,375
Tenet Healthcare Corp. Sec. Notes 5.13% due 05/01/2025	925,000	921,725
Tenet Healthcare Corp. Senior Notes 6.75% due 06/15/2023	1,175,000	1,205,844
Tenet Healthcare Corp. Senior Notes 7.00% due 08/01/2025	600,000	598,500

		13,982,176

Medical-Outpatient/Home Medical — 0.1%
Air Medical Group Holdings, Inc. Senior Notes 6.38% due 05/15/2023*	1,750,000	1,575,000

Medical-Wholesale Drug Distribution — 0.0%
Vizient, Inc. Senior Notes 6.25% due 05/15/2027*	200,000	212,500

Metal Processors & Fabrication — 0.1%
Hillman Group, Inc. Company Guar. Notes 6.38% due 07/15/2022*	1,125,000	1,032,525

Security Description	Principal Amount	Value (Note 2)
Metal Products-Distribution — 0.7%
Worthington Industries, Inc. Senior Notes 4.30% due 08/01/2032	$1,805,000	$1,836,785
Worthington Industries, Inc. Senior Notes 4.55% due 04/15/2026	3,083,000	3,221,225
Worthington Industries, Inc. Senior Notes 6.50% due 04/15/2020	4,550,000	4,655,319

		9,713,329

Metal-Copper — 0.4%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	1,275,000	1,277,805
Freeport-McMoRan, Inc. Company Guar. Notes 5.40% due 11/14/2034	1,375,000	1,326,875
Southern Copper Corp. Senior Notes 3.50% due 11/08/2022	1,755,000	1,785,869
Southern Copper Corp. Senior Notes 6.75% due 04/16/2040	950,000	1,216,479

		5,607,028

Multimedia — 0.4%
NBCUniversal Media LLC Company Guar. Notes 2.88% due 01/15/2023	2,710,000	2,763,785
NBCUniversal Media LLC Company Guar. Notes 5.15% due 04/30/2020	1,100,000	1,122,078
NBCUniversal Media LLC Company Guar. Notes 5.95% due 04/01/2041	2,000,000	2,654,186

		6,540,049

Office Automation & Equipment — 0.1%
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.50% due 12/01/2024	850,000	917,235
Xerox Corp. Senior Notes 4.50% due 05/15/2021	825,000	843,414

		1,760,649

Oil Companies-Exploration & Production — 2.5%
Anadarko Petroleum Corp. Senior Notes 3.45% due 07/15/2024	4,600,000	4,657,019
Antero Resources Corp. Company Guar. Notes 5.00% due 03/01/2025	450,000	402,669
Apache Corp. Senior Notes 4.25% due 01/15/2030	3,635,000	3,613,778
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Senior Notes 7.00% due 11/01/2026*	125,000	100,000

69

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Senior Notes 10.00% due 04/01/2022*	$425,000	$419,688
Berry Petroleum Co. LLC Company Guar. Notes 7.00% due 02/15/2026*	575,000	549,125
Callon Petroleum Co. Company Guar. Notes 6.13% due 10/01/2024	940,000	918,869
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026	275,000	268,125
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023	425,000	417,350
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.25% due 07/15/2025	550,000	550,000
Centennial Resource Production LLC Company Guar. Notes 6.88% due 04/01/2027*	650,000	633,750
Chesapeake Energy Corp. Company Guar. Notes 5.75% due 03/15/2023	225,000	193,500
Chesapeake Energy Corp. Company Guar. Notes 7.00% due 10/01/2024	650,000	531,375
Chesapeake Energy Corp. Company Guar. Notes 8.00% due 01/15/2025	250,000	213,750
Chesapeake Energy Corp. Company Guar. Notes 8.00% due 06/15/2027	800,000	640,000
Cimarex Energy Co. Senior Notes 3.90% due 05/15/2027	1,330,000	1,350,930
CrownRock LP/CrownRock Finance, Inc. Senior Notes 5.63% due 10/15/2025*	1,475,000	1,452,875
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.50% due 01/30/2026*	75,000	77,625
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.75% due 01/30/2028*	325,000	344,500
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 8.00% due 11/29/2024*	875,000	579,687
Gulfport Energy Corp. Company Guar. Notes 6.00% due 10/15/2024	550,000	423,445
Gulfport Energy Corp. Company Guar. Notes 6.38% due 05/15/2025	450,000	344,250
Gulfport Energy Corp. Company Guar. Notes 6.38% due 01/15/2026	250,000	188,750

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Hess Corp. Senior Notes 5.60% due 02/15/2041	$2,000,000	$2,114,396
Jagged Peak Energy LLC Company Guar. Notes 5.88% due 05/01/2026	725,000	688,750
Laredo Petroleum, Inc. Company Guar. Notes 5.63% due 01/15/2022	450,000	416,250
Laredo Petroleum, Inc. Company Guar. Notes 6.25% due 03/15/2023	300,000	269,250
Marathon Oil Corp. Senior Notes 3.85% due 06/01/2025	4,250,000	4,398,696
Oasis Petroleum, Inc. Company Guar. Notes 6.25% due 05/01/2026*	675,000	639,495
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022	521,000	518,577
Occidental Petroleum Corp. Senior Notes 4.20% due 03/15/2048	835,000	826,931
Occidental Petroleum Corp. Senior Notes 4.40% due 04/15/2046	850,000	870,094
Parsley Energy LLC/Parsley Finance Corp. Company Guar. Notes 5.25% due 08/15/2025*	200,000	201,500
Parsley Energy LLC/Parsley Finance Corp. Company Guar. Notes 5.63% due 10/15/2027*	500,000	516,250
Parsley Energy LLC/Parsley Finance Corp. Company Guar. Notes 6.25% due 06/01/2024*	200,000	207,250
PDC Energy, Inc. Company Guar. Notes 5.75% due 05/15/2026	625,000	604,194
PDC Energy, Inc. Company Guar. Notes 6.13% due 09/15/2024	200,000	197,500
QEP Resources, Inc. Senior Notes 5.25% due 05/01/2023	550,000	500,500
QEP Resources, Inc. Senior Notes 5.63% due 03/01/2026	400,000	342,008
Range Resources Corp. Company Guar. Notes 4.88% due 05/15/2025	450,000	378,000
Range Resources Corp. Company Guar. Notes 5.00% due 03/15/2023	450,000	396,000
SM Energy Co. Senior Notes 5.63% due 06/01/2025	275,000	238,563
SM Energy Co. Senior Notes 6.63% due 01/15/2027	125,000	108,906

70

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
SM Energy Co. Senior Notes 6.75% due 09/15/2026	$750,000	$675,000
Southwestern Energy Co. Company Guar. Notes 7.75% due 10/01/2027	625,000	546,875
SRC Energy, Inc. Senior Notes 6.25% due 12/01/2025	825,000	717,750
Ultra Resources, Inc. Company Guar. Notes 6.88% due 04/15/2022*	175,000	14,875
Ultra Resources, Inc. Company Guar. Notes 7.13% due 04/15/2025*	700,000	56,000
Whiting Petroleum Corp. Company Guar. Notes 6.25% due 04/01/2023	625,000	611,000
Whiting Petroleum Corp. Company Guar. Notes 6.63% due 01/15/2026	500,000	471,250

		36,396,920

Oil Companies-Integrated — 0.5%
BP Capital Markets America, Inc. Company Guar. Notes 3.12% due 05/04/2026	2,810,000	2,889,416
BP Capital Markets America, Inc. Company Guar. Notes 4.74% due 03/11/2021	2,290,000	2,379,121
XTO Energy, Inc. Company Guar. Notes 6.38% due 06/15/2038	440,000	605,472
XTO Energy, Inc. Company Guar. Notes 6.75% due 08/01/2037	605,000	865,058

		6,739,067

Oil Refining & Marketing — 0.7%
CVR Refining LLC/Coffeyville Finance, Inc. Company Guar. Notes 6.50% due 11/01/2022	1,700,000	1,721,250
Marathon Petroleum Corp. Senior Notes 3.63% due 09/15/2024	1,850,000	1,922,045
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	730,000	917,821
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 5.50% due 02/15/2026	300,000	311,250
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 5.88% due 03/15/2028	425,000	439,875
Valero Energy Corp. Senior Notes 4.00% due 04/01/2029	1,535,000	1,601,236
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	1,000,000	1,102,577

Security Description	Principal Amount	Value (Note 2)
Oil Refining & Marketing (continued)
Valero Energy Corp. Company Guar. Notes 7.50% due 04/15/2032	$1,540,000	$2,089,347

		10,105,401

Oil-Field Services — 0.3%
Apergy Corp. Company Guar. Notes 6.38% due 05/01/2026	150,000	153,000
Archrock Partners LP/Archrock Partners Finance Corp. Company Guar. Notes 6.88% due 04/01/2027*	875,000	920,938
SESI LLC Company Guar. Notes 7.13% due 12/15/2021	800,000	586,000
SESI LLC Company Guar. Notes 7.75% due 09/15/2024	1,450,000	870,000
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	1,175,000	1,222,117
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 09/01/2027*	600,000	623,946

		4,376,001

Paper & Related Products — 0.4%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	525,000	515,812
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	1,150,000	1,065,475
International Paper Co. Senior Notes 4.40% due 08/15/2047	4,175,000	4,170,325
Pope & Talbot, Inc. Debentures 8.38% due 06/01/2013†(1)(3)(4)	250,000	0

		5,751,612

Pharmacy Services — 1.4%
Cigna Corp. Company Guar. Notes 3.75% due 07/15/2023*	2,215,000	2,300,556
Cigna Corp. Company Guar. Notes 4.38% due 10/15/2028*	2,215,000	2,402,311
Cigna Corp. Company Guar. Notes 4.90% due 12/15/2048*	2,215,000	2,429,714
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	1,575,000	1,578,012
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	4,025,000	4,200,555
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	3,130,000	3,319,641

71

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pharmacy Services (continued)
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	$2,740,000	$2,969,801
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	1,265,000	1,371,717
CVS Pass-Through Trust Pass-Through Certs. 5.30% due 01/11/2027*	343,004	364,113

		20,936,420

Pipelines — 4.4%
Andeavor Logistics LP / Tesoro Logistics Finance Corp. Company Guar. Notes 6.38% due 05/01/2024	350,000	366,625
Andeavor Logistics LP / Tesoro Logistics Finance Corp. Company Guar. Notes 6.25% due 10/15/2022	186,000	190,540
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 4.25% due 12/01/2027	850,000	892,020
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.20% due 12/01/2047	2,740,000	2,939,834
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.38% due 09/15/2024	1,125,000	1,082,812
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.75% due 03/01/2027*	375,000	351,570
Antero Midstream Partners LP/Antero Midstream Finance Corp. Senior Notes 5.75% due 01/15/2028*	825,000	770,344
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023	375,000	373,594
Boardwalk Pipelines LP Company Guar. Notes 4.80% due 05/03/2029	980,000	1,027,233
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.13% due 06/30/2027	225,000	244,946
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.88% due 03/31/2025	950,000	1,045,095
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025	1,575,000	1,632,125
Cheniere Energy Partners LP Company Guar. Notes 5.63% due 10/01/2026	350,000	370,125
CNX Midstream Partners LP/CNX Midstream Finance Corp. Senior Notes 6.50% due 03/15/2026*	1,350,000	1,285,875

Security Description	Principal Amount	Value (Note 2)
Pipelines (continued)
Columbia Pipeline Group, Inc. Company Guar. Notes 4.50% due 06/01/2025	$2,065,000	$2,216,779
Columbia Pipeline Group, Inc. Company Guar. Notes 5.80% due 06/01/2045	1,260,000	1,487,802
Energy Transfer Partners LP Company Guar. Notes 4.90% due 02/01/2024	4,250,000	4,568,143
Energy Transfer Partners LP Company Guar. Notes 5.15% due 03/15/2045	3,013,000	3,086,579
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	3,300,000	3,482,891
Florida Gas Transmission Co. LLC Senior Notes 5.45% due 07/15/2020*	700,000	718,473
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	1,575,000	1,641,937
Kinder Morgan Energy Partners LP Company Guar. Notes 3.95% due 09/01/2022	4,600,000	4,769,757
Kinder Morgan Energy Partners LP Company Guar. Notes 5.80% due 03/15/2035	2,540,000	2,946,336
Kinder Morgan Energy Partners LP Company Guar. Notes 6.38% due 03/01/2041	570,000	702,279
Kinder Morgan Energy Partners LP Company Guar. Notes 6.55% due 09/15/2040	2,960,000	3,649,572
MPLX LP Senior Notes 4.50% due 04/15/2038	3,150,000	3,189,238
MPLX LP Senior Notes 5.20% due 03/01/2047	2,250,000	2,412,186
NuStar Logistics LP Company Guar. Notes 5.63% due 04/28/2027	1,450,000	1,496,632
NuStar Logistics LP Company Guar. Notes 6.00% due 06/01/2026	150,000	158,250
Southeast Supply Header LLC Senior Notes 4.25% due 06/15/2024*	2,370,000	2,393,899
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	1,425,000	1,368,000
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.75% due 04/15/2025	850,000	731,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.00% due 01/15/2028	725,000	734,969

72

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.13% due 02/01/2025	$250,000	$257,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.25% due 05/01/2023	150,000	151,687
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.38% due 02/01/2027	625,000	650,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.88% due 04/15/2026	725,000	765,564
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.50% due 07/15/2027*	75,000	81,658
TC PipeLines LP Senior Notes 3.90% due 05/25/2027	1,270,000	1,305,155
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	1,510,000	1,505,371
TransMontaigne Partners LP/TLP Finance Corp. Company Guar. Notes 6.13% due 02/15/2026	425,000	409,062
Williams Cos., Inc. Senior Notes 4.90% due 01/15/2045	2,960,000	3,158,144
Williams Cos., Inc. Senior Notes 5.25% due 03/15/2020	2,720,000	2,763,705

		65,375,306

Precious Metals — 0.1%
Coeur Mining, Inc. Company Guar. Notes 5.88% due 06/01/2024	925,000	903,031

Professional Sports — 0.1%
Football Trust V Pass-Through Certs. 5.35% due 10/05/2020*	1,580,838	1,632,143

Publishing-Newspapers — 0.1%
TEGNA, Inc. Company Guar. Notes 5.50% due 09/15/2024*	350,000	360,938
TEGNA, Inc. Company Guar. Notes 6.38% due 10/15/2023	675,000	692,820

		1,053,758

Quarrying — 0.1%
Compass Minerals International, Inc. Company Guar. Notes 4.88% due 07/15/2024*	1,125,000	1,080,709

Security Description	Principal Amount	Value (Note 2)
Racetracks — 0.0%
Penn National Gaming, Inc. Senior Notes 5.63% due 01/15/2027*	$500,000	$507,750

Radio — 0.4%
Cumulus Media New Holdings, Inc. Senior Sec. Notes 6.75% due 07/01/2026*	300,000	306,375
Entercom Media Corp. Sec. Notes 6.50% due 05/01/2027*	525,000	555,188
Entercom Media Corp. Company Guar. Notes 7.25% due 11/01/2024*	1,025,000	1,073,687
Radio One, Inc. Senior Sec. Notes 7.38% due 04/15/2022*	325,000	325,000
Sirius XM Radio, Inc. Company Guar. Notes 4.63% due 07/15/2024*	1,000,000	1,029,300
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 04/15/2025*	1,050,000	1,090,687
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	925,000	966,625

		5,346,862

Real Estate Investment Trusts — 3.5%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.90% due 06/15/2023	2,100,000	2,204,705
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.95% due 01/15/2028	2,110,000	2,242,637
American Tower Corp. Senior Notes 3.45% due 09/15/2021	3,100,000	3,156,460
American Tower Corp. Senior Notes 5.00% due 02/15/2024	2,400,000	2,633,213
AvalonBay Communities, Inc. Senior Notes 3.35% due 05/15/2027	2,745,000	2,875,216
Boston Properties LP Senior Notes 3.80% due 02/01/2024	1,400,000	1,469,739
Crown Castle International Corp. Senior Notes 2.25% due 09/01/2021	410,000	407,388
Crown Castle International Corp. Senior Bonds 3.80% due 02/15/2028	3,560,000	3,719,491
Health Care REIT, Inc. Senior Notes 4.00% due 06/01/2025	2,600,000	2,747,529
Healthcare Trust of America Holdings LP Company Guar. Notes 3.70% due 04/15/2023	2,300,000	2,354,040
Host Hotels & Resorts LP Senior Notes 4.00% due 06/15/2025	2,815,000	2,928,672

73

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Kimco Realty Corp. Senior Notes 3.40% due 11/01/2022	$490,000	$501,296
Kimco Realty Corp. Senior Notes 3.80% due 04/01/2027	1,730,000	1,815,353
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.63% due 05/01/2024	275,000	293,562
Mid-America Apartments LP Senior Notes 3.75% due 06/15/2024	3,200,000	3,324,005
Physicians Realty LP Company Guar. Notes 4.30% due 03/15/2027	1,590,000	1,651,610
Plum Creek Timberlands LP Senior Notes 3.25% due 03/15/2023	1,370,000	1,389,821
Regency Centers Corp. Company Guar. Notes 3.75% due 11/15/2022	3,900,000	4,030,329
Tanger Properties LP Senior Notes 3.13% due 09/01/2026	2,600,000	2,496,081
Tanger Properties LP Senior Notes 3.75% due 12/01/2024	1,000,000	1,008,329
Tanger Properties LP Senior Notes 3.88% due 12/01/2023	2,100,000	2,143,963
UDR, Inc. Company Guar. Notes 2.95% due 09/01/2026	2,180,000	2,174,036
UDR, Inc. Company Guar. Notes 3.75% due 07/01/2024	500,000	521,778
UDR, Inc. Company Guar. Notes 4.63% due 01/10/2022	710,000	740,442
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024	1,890,000	2,012,979

		50,842,674

Rental Auto/Equipment — 0.6%
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	750,000	793,018
ERAC USA Finance LLC Company Guar. Notes 5.63% due 03/15/2042*	4,090,000	4,928,241
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	1,075,000	1,096,382
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	400,000	416,000
United Rentals North America, Inc. Company Guar. Notes 5.50% due 05/15/2027	425,000	446,781

Security Description	Principal Amount	Value (Note 2)
Rental Auto/Equipment (continued)
United Rentals North America, Inc. Company Guar. Notes 5.88% due 09/15/2026	$400,000	$425,500
United Rentals North America, Inc. Company Guar. Notes 6.50% due 12/15/2026	275,000	298,980

		8,404,902

Research & Development — 0.2%
Jaguar Holding Co. II/Pharmaceutical Product Development LLC Company Guar. Notes 6.38% due 08/01/2023*	3,375,000	3,497,344

Resorts/Theme Parks — 0.1%
Six Flags Entertainment Corp. Company Guar. Notes 4.88% due 07/31/2024*	400,000	409,000
Six Flags Entertainment Corp. Company Guar. Notes 5.50% due 04/15/2027*	1,475,000	1,552,438

		1,961,438

Retail-Arts & Crafts — 0.0%
Michaels Stores, Inc. Company Guar. Notes 8.00% due 07/15/2027*	725,000	701,438

Retail-Auto Parts — 0.6%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 01/15/2022	840,000	873,092
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	3,750,000	3,996,758
AutoZone, Inc. Senior Notes 3.13% due 04/21/2026	975,000	987,705
AutoZone, Inc. Senior Notes 3.75% due 06/01/2027	2,870,000	3,006,497

		8,864,052

Retail-Building Products — 0.4%
Home Depot, Inc. Senior Notes 2.80% due 09/14/2027	3,600,000	3,671,698
Home Depot, Inc. Senior Bonds 5.95% due 04/01/2041	1,510,000	2,064,690

		5,736,388

Retail-Discount — 0.1%
Dollar Tree, Inc. Senior Notes 3.70% due 05/15/2023	1,630,000	1,680,743

Retail-Leisure Products — 0.1%
Party City Holdings, Inc. Company Guar. Notes 6.13% due 08/15/2023*	1,200,000	1,203,000
Party City Holdings, Inc. Company Guar. Notes 6.63% due 08/01/2026*	825,000	794,063

		1,997,063

74

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Propane Distribution — 0.2%
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/2021	$850,000	$748,000
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.75% due 01/15/2022	950,000	826,500
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.50% due 06/01/2024	625,000	637,500
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.75% due 03/01/2025	250,000	253,125
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.88% due 03/01/2027	1,150,000	1,161,500

		3,626,625

Retail-Restaurants — 0.1%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 4.75% due 06/01/2027*	700,000	716,625
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.00% due 06/01/2024*	100,000	103,250
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.25% due 06/01/2026*	450,000	467,190

		1,287,065

Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co. Company Guar. Notes 4.88% due 03/15/2027	425,000	403,070
Goodyear Tire & Rubber Co. Company Guar. Notes 5.00% due 05/31/2026	625,000	623,531

		1,026,601

Rubber/Plastic Products — 0.1%
Gates Global LLC/Gates Global Co. Company Guar. Notes 6.00% due 07/15/2022*	1,483,000	1,486,633

Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 2.60% due 01/30/2023	1,940,000	1,947,312

Semiconductor Equipment — 0.1%
Entegris, Inc. Company Guar. Notes 4.63% due 02/10/2026*	275,000	278,891
Lam Research Corp. Senior Notes 4.00% due 03/15/2029	1,585,000	1,710,804

		1,989,695

Security Description	Principal Amount	Value (Note 2)
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc. Company Guar. Notes 3.48% due 12/01/2027	$2,470,000	$2,531,651

Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc. Senior Notes 3.15% due 08/01/2027	1,350,000	1,365,678

Software Tools — 0.1%
JDA Escrow LLC/JDA Bond Finance, Inc. Company Guar. Notes 7.38% due 10/15/2024*	1,625,000	1,690,000

Steel Pipe & Tube — 0.4%
Valmont Industries, Inc. Company Guar. Notes 5.00% due 10/01/2044	500,000	513,799
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	4,815,000	4,861,879

		5,375,678

Steel-Producers — 0.9%
Carpenter Technology Corp. Senior Notes 4.45% due 03/01/2023	3,347,000	3,423,510
Carpenter Technology Corp. Senior Notes 5.20% due 07/15/2021	2,600,000	2,659,709
Reliance Steel & Aluminum Co. Senior Notes 4.50% due 04/15/2023	6,770,000	7,130,586
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	575,000	593,521

		13,807,326

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc. Senior Notes 4.75% due 03/15/2042	1,100,000	1,235,812

Telephone-Integrated — 2.7%
AT&T, Inc. Senior Notes 2.45% due 06/30/2020	4,000,000	3,999,812
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	5,100,000	5,246,028
AT&T, Inc. Senior Notes 4.25% due 03/01/2027	3,475,000	3,737,698
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	3,485,000	3,678,139
AT&T, Inc. Senior Notes 5.15% due 03/15/2042	1,500,000	1,667,447
AT&T, Inc. Senior Notes 5.30% due 08/15/2058	2,750,000	3,061,003
AT&T, Inc. Senior Notes 6.38% due 03/01/2041	3,500,000	4,385,244

75

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	$1,025,000	$1,127,500
Verizon Communications, Inc. Senior Notes 4.13% due 08/15/2046	8,545,000	9,015,627
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	3,000,000	3,396,826

		39,315,324

Television — 0.8%
AMC Networks, Inc. Company Guar. Notes 4.75% due 08/01/2025	650,000	661,375
AMC Networks, Inc. Company Guar. Notes 5.00% due 04/01/2024	1,075,000	1,102,896
CBS Corp. Company Guar. Notes 4.90% due 08/15/2044	2,550,000	2,745,435
Gray Television, Inc. Company Guar. Notes 5.13% due 10/15/2024*	275,000	282,219
Gray Television, Inc. Company Guar. Notes 5.88% due 07/15/2026*	1,275,000	1,322,812
Gray Television, Inc. Senior Notes 7.00% due 05/15/2027*	325,000	355,469
Nexstar Escrow, Inc. Senior Sec. Notes 5.63% due 07/15/2027*	300,000	311,625
Scripps Escrow, Inc. Senior Notes 5.88% due 07/15/2027*	150,000	151,529
Sinclair Television Group, Inc. Company Guar. Notes 5.13% due 02/15/2027*	250,000	251,250
Sinclair Television Group, Inc. Company Guar. Notes 5.63% due 08/01/2024*	950,000	977,028
Sinclair Television Group, Inc. Company Guar. Notes 5.88% due 03/15/2026*	1,350,000	1,402,717
Tribune Media Co. Company Guar. Notes 5.88% due 07/15/2022	1,650,000	1,677,225

		11,241,580

Tobacco — 0.7%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	226,000	226,165
BAT Capital Corp. Company Guar. Notes 3.56% due 08/15/2027	4,270,000	4,255,300
BAT Capital Corp. Company Guar. Notes 4.54% due 08/15/2047	5,625,000	5,326,039

		9,807,504

Security Description	Principal Amount	Value (Note 2)
Transport-Rail — 0.7%
Burlington Northern and Santa Fe Railway Co. Pass-Through Certs. Series 1992-2 7.57% due 01/02/2021	$19,713	$20,369
Burlington Northern Santa Fe LLC Senior Notes 3.00% due 04/01/2025	3,000,000	3,095,741
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/2040	2,200,000	2,894,847
Kansas City Southern Company Guar. Notes 3.00% due 05/15/2023	1,935,000	1,963,671
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	2,710,000	3,049,370

		11,023,998

Transport-Services — 0.2%
Ryder System, Inc. Senior Notes 3.88% due 12/01/2023	3,300,000	3,466,575

Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	300,000	306,777

Trucking/Leasing — 0.4%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	3,300,000	3,339,560
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.45% due 07/01/2024*	2,750,000	2,837,653

		6,177,213

Vitamins & Nutrition Products — 0.3%
Mead Johnson Nutrition Co. Company Guar. Notes 3.00% due 11/15/2020	2,550,000	2,569,812
Mead Johnson Nutrition Co. Company Guar. Notes 4.13% due 11/15/2025	1,270,000	1,382,529

		3,952,341

Total U.S. Corporate Bonds & Notes (cost $1,161,013,567)		1,214,610,690

FOREIGN CORPORATE BONDS & NOTES — 14.7%
Aerospace/Defense — 0.5%
Embraer Netherlands Finance BV Company Guar. Notes 5.05% due 06/15/2025	3,135,000	3,397,588
Embraer Overseas, Ltd. Company Guar. Notes 5.70% due 09/16/2023*	3,804,000	4,165,418

		7,563,006

Aerospace/Defense-Equipment — 0.0%
TransDigm UK Holdings PLC Company Guar. Notes 6.88% due 05/15/2026	200,000	204,000

76

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Auto/Truck Parts & Equipment-Original — 0.5%
Adient Global Holdings, Ltd. Company Guar. Notes 4.88% due 08/15/2026*	$1,450,000	$1,109,250
Dana Financing Luxembourg SARL Company Guar. Notes 5.75% due 04/15/2025*	300,000	303,750
Dana Financing Luxembourg SARL Company Guar. Notes 6.50% due 06/01/2026*	1,450,000	1,511,625
IHO Verwaltungs GmbH Senior Sec. Notes 4.75% due 09/15/2026*(2)	1,425,000	1,378,687
IHO Verwaltungs GmbH Senior Sec. Notes 6.00% due 05/15/2027*(2)	375,000	374,063
IHO Verwaltungs GmbH Senior Sec. Notes 6.38% due 05/15/2029*(2)	375,000	369,375
Panther BF Aggregator 2 LP/Panther Finance Co, Inc. Senior Sec. Notes 6.25% due 05/15/2026*	225,000	232,808
Panther BF Aggregator 2 LP/Panther Finance Co, Inc. Company Guar. Notes 8.50% due 05/15/2027*	2,150,000	2,184,937

		7,464,495

Beverages-Wine/Spirits — 0.1%
Bacardi, Ltd. Company Guar. Notes 2.75% due 07/15/2026*	1,340,000	1,280,659

Brewery — 0.2%
Heineken NV Senior Notes 3.50% due 01/29/2028*	3,015,000	3,141,995

Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 5.63% due 03/15/2023*	520,000	534,040
Masonite International Corp. Company Guar. Notes 5.75% due 09/15/2026*	175,000	182,438

		716,478

Cable/Satellite TV — 1.7%
Altice Luxembourg SA Company Guar. Notes 7.63% due 02/15/2025*	1,450,000	1,421,058
Grupo Televisa SAB Senior Notes 5.00% due 05/13/2045	835,000	844,420
Grupo Televisa SAB Senior Notes 6.63% due 03/18/2025	7,015,000	8,130,125
Sky, Ltd. Company Guar. Notes 3.75% due 09/16/2024*	4,875,000	5,168,595
Telenet Finance Luxembourg Notes SARL Senior Sec. Notes 5.50% due 03/01/2028*	1,950,000	1,973,400

Security Description	Principal Amount	Value (Note 2)
Cable/Satellite TV (continued)
Unitymedia GmbH Sec. Notes 6.13% due 01/15/2025*	$1,625,000	$1,692,031
Virgin Media Finance PLC Company Guar. Notes 5.75% due 01/15/2025*	600,000	623,820
Virgin Media Finance PLC Company Guar. Notes 6.00% due 10/15/2024*	350,000	363,563
Virgin Media Secured Finance PLC Senior Sec. Notes 5.25% due 01/15/2026*	1,425,000	1,457,062
Virgin Media Secured Finance PLC Senior Sec. Notes 5.50% due 08/15/2026*	400,000	418,000
Virgin Media Secured Finance PLC Senior Sec. Notes 5.50% due 05/15/2029*	200,000	204,900
Ziggo Bond Finance BV Senior Notes 5.88% due 01/15/2025*	450,000	460,688
Ziggo Bond Finance BV Senior Notes 6.00% due 01/15/2027*	875,000	887,250
Ziggo BV Senior Sec. Notes 5.50% due 01/15/2027*	1,150,000	1,177,312

		24,822,224

Cellular Telecom — 0.3%
Altice France SA Senior Sec. Notes 8.13% due 02/01/2027*	200,000	217,750
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	2,875,000	3,063,672
Vodafone Group PLC Senior Notes 4.13% due 05/30/2025	1,475,000	1,567,191

		4,848,613

Chemicals-Specialty — 0.2%
Alpha 2 BV Senior Notes 8.75% due 06/01/2023*(2)	350,000	343,875
Alpha 3 BV/Alpha US Bidco, Inc. Company Guar. Notes 6.25% due 02/01/2025*	1,575,000	1,555,312
Starfruit Finco BV/Starfruit US Holdco LLC Senior Notes 8.00% due 10/01/2026*	1,375,000	1,361,250

		3,260,437

Commercial Services — 0.0%
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.00% due 02/01/2025*	250,000	241,250

Commercial Services-Finance — 0.0%
Refinitiv US Holdings, Inc. Senior Sec. Notes 6.25% due 05/15/2026*	275,000	295,625

77

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Containers-Metal/Glass — 0.4%
ARD Finance SA Senior Sec. Notes 7.13% due 09/15/2023(2)	$1,775,000	$1,828,250
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 5.25% due 08/15/2027*	700,000	700,875
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.00% due 02/15/2025*	725,000	748,563
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 7.25% due 05/15/2024*	1,700,000	1,794,384
Trivium Packaging Finance BV Senior Sec. Notes 5.50% due 08/15/2026*	225,000	232,031
Trivium Packaging Finance BV Company Guar. Notes 8.50% due 08/15/2027*	200,000	211,058

		5,515,161

Containers-Paper/Plastic — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 7.00% due 07/15/2024*	1,250,000	1,293,750

Cruise Lines — 0.1%
VOC Escrow, Ltd. Senior Sec. Notes 5.00% due 02/15/2028*	750,000	764,063

Diversified Banking Institutions — 0.2%
Macquarie Group, Ltd. Senior Notes 6.00% due 01/14/2020*	3,500,000	3,555,022

Diversified Financial Services — 0.6%
GE Capital International Funding Co. ULC Company Guar. Notes 3.37% due 11/15/2025	3,653,000	3,722,185
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	5,500,000	5,562,143

		9,284,328

E-Commerce/Products — 0.3%
Alibaba Group Holding, Ltd. Senior Notes 3.40% due 12/06/2027	3,000,000	3,058,895
Alibaba Group Holding, Ltd. Senior Notes 3.60% due 11/28/2024	1,620,000	1,684,875

		4,743,770

Electric-Distribution — 0.1%
PPL WEM Holdings, Ltd. Senior Notes 5.38% due 05/01/2021*	1,100,000	1,137,572

Security Description	Principal Amount	Value (Note 2)
Electric-Integrated — 0.6%
EDP Finance BV Senior Notes 3.63% due 07/15/2024*	$2,550,000	$2,634,140
Enel Finance International NV Company Guar. Notes 4.88% due 06/14/2029*	980,000	1,082,857
Fortis, Inc. Senior Notes 2.10% due 10/04/2021	1,810,000	1,792,075
Fortis, Inc. Senior Notes 3.06% due 10/04/2026	3,220,000	3,224,819

		8,733,891

Electronic Components-Misc. — 0.2%
Flex, Ltd. Senior Notes 4.75% due 06/15/2025	1,935,000	2,046,855
Sensata Technologies BV Company Guar. Notes 5.63% due 11/01/2024*	150,000	161,625

		2,208,480

Electronic Components-Semiconductors — 0.0%
Sensata Technologies UK Financing Co. PLC Company Guar. Notes 6.25% due 02/15/2026*	250,000	264,688

Finance-Leasing Companies — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.50% due 05/26/2022	1,430,000	1,453,869
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.88% due 01/16/2024	715,000	767,939
Park Aerospace Holdings, Ltd. Company Guar. Notes 4.50% due 03/15/2023*	250,000	259,080
Park Aerospace Holdings, Ltd. Company Guar. Notes 5.50% due 02/15/2024*	1,525,000	1,647,458

		4,128,346

Food-Baking — 0.3%
Grupo Bimbo SAB de CV Company Guar. Notes 4.50% due 01/25/2022*	1,230,000	1,272,389
Grupo Bimbo SAB de CV Company Guar. Notes 4.88% due 06/27/2044*	2,736,000	2,885,155

		4,157,544

Food-Confectionery — 0.2%
Mondelez International Holdings Netherlands BV Company Guar. Notes 2.00% due 10/28/2021*	3,070,000	3,038,651

Food-Dairy Products — 0.2%
Danone SA Senior Notes 2.95% due 11/02/2026*	2,980,000	3,002,867

78

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Food-Misc./Diversified — 0.4%
Kerry Group Financial Services Company Guar. Notes 3.20% due 04/09/2023*	$6,150,000	$6,212,444

Gambling (Non-Hotel) — 0.1%
Stars Group Holdings BV/Stars Group US Co-Borrower LLC Company Guar. Notes 7.00% due 07/15/2026*	1,575,000	1,659,656

Gold Mining — 0.2%
Newcrest Finance Pty, Ltd. Company Guar. Notes 4.20% due 10/01/2022*	2,300,000	2,390,459

Hazardous Waste Disposal — 0.1%
Tervita Escrow Corp. Sec. Notes 7.63% due 12/01/2021*	900,000	918,000

Insurance Brokers — 0.0%
KIRS Midco 3 PLC Senior Sec. Notes 8.63% due 07/15/2023*	750,000	697,500

Investment Management/Advisor Services — 0.1%
Invesco Finance PLC Company Guar. Notes 3.75% due 01/15/2026	800,000	842,252

Machinery-Farming — 0.4%
CNH Industrial NV Senior Notes 3.85% due 11/15/2027	5,245,000	5,327,392

Machinery-Pumps — 0.1%
Titan Acquisition, Ltd./Titan Co-Borrower LLC Senior Notes 7.75% due 04/15/2026*	975,000	884,812

Medical Products — 0.1%
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.63% due 10/15/2023*	1,350,000	853,470

Medical-Drugs — 1.5%
AstraZeneca PLC Senior Notes 2.38% due 06/12/2022	3,085,000	3,092,853
AstraZeneca PLC Senior Notes 3.13% due 06/12/2027	3,085,000	3,155,440
Bausch Health Cos., Inc. Senior Sec. Notes 5.50% due 11/01/2025*	375,000	390,000
Bausch Health Cos., Inc. Senior Sec. Notes 5.75% due 08/15/2027*	325,000	342,062
Bausch Health Cos., Inc. Company Guar. Notes 5.88% due 05/15/2023*	259,000	260,865
Bausch Health Cos., Inc. Company Guar. Notes 6.13% due 04/15/2025*	2,125,000	2,186,094

Security Description	Principal Amount	Value (Note 2)
Medical-Drugs (continued)
Bausch Health Cos., Inc. Senior Sec. Notes 7.00% due 03/15/2024*	$450,000	$474,750
Bausch Health Cos., Inc. Company Guar. Notes 7.25% due 05/30/2029*	450,000	467,721
Bausch Health Cos., Inc. Company Guar. Notes 9.00% due 12/15/2025*	750,000	840,292
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 07/15/2023*	1,050,000	666,750
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 02/01/2025*	1,675,000	1,005,000
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.50% due 04/15/2025*	1,975,000	1,140,562
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	3,215,000	3,207,669
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	3,100,000	2,417,653
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 4.10% due 10/01/2046	3,225,000	2,144,412
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.50% due 03/01/2023*	150,000	150,845

		21,942,968

Medical-Generic Drugs — 0.1%
Allergan Funding SCS Company Guar. Notes 3.45% due 03/15/2022	955,000	972,853
Allergan Funding SCS Company Guar. Notes 3.80% due 03/15/2025	890,000	921,330

		1,894,183

Medical-Hospitals — 0.1%
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	1,975,000	2,135,883

Metal-Copper — 0.1%
Hudbay Minerals, Inc. Company Guar. Notes 7.25% due 01/15/2023*	300,000	308,625
HudBay Minerals, Inc. Company Guar. Notes 7.63% due 01/15/2025*	975,000	1,010,363

		1,318,988

79

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil & Gas Drilling — 0.1%
Precision Drilling Corp. Company Guar. Notes 7.13% due 01/15/2026*	$225,000	$213,750
Precision Drilling Corp. Company Guar. Notes 7.75% due 12/15/2023	800,000	804,000
Shelf Drilling Holdings, Ltd. Company Guar. Notes 8.25% due 02/15/2025*	850,000	782,000

		1,799,750

Oil Companies-Exploration & Production — 0.7%
Canadian Natural Resources, Ltd. Senior Notes 3.80% due 04/15/2024	2,125,000	2,218,409
Canadian Natural Resources, Ltd. Senior Notes 5.85% due 02/01/2035	4,960,000	5,825,554
CNPC HK Overseas Capital, Ltd. Company Guar. Notes 5.95% due 04/28/2041*	1,550,000	2,070,184

		10,114,147

Oil Companies-Integrated — 1.3%
Husky Energy, Inc. Senior Notes 3.95% due 04/15/2022	2,800,000	2,886,821
Husky Energy, Inc. Senior Notes 4.40% due 04/15/2029	2,460,000	2,585,957
Husky Energy, Inc. Senior Notes 7.25% due 12/15/2019	3,000,000	3,048,316
Petro-Canada Senior Notes 5.35% due 07/15/2033	2,650,000	3,187,868
Petroleos Mexicanos Company Guar. Notes 4.88% due 01/18/2024	575,000	564,593
Petroleos Mexicanos Company Guar. Notes 6.00% due 03/05/2020	1,600,000	1,621,696
Shell International Finance BV Company Guar. Notes 2.88% due 05/10/2026	1,110,000	1,140,807
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	3,500,000	3,658,052
Shell International Finance BV Company Guar. Notes 4.00% due 05/10/2046	1,025,000	1,134,689

		19,828,799

Retail-Restaurants — 0.2%
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 5.00% due 10/15/2025*	2,625,000	2,677,500

Satellite Telecom — 0.1%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023	850,000	783,062
Intelsat Jackson Holdings SA Company Guar. Notes 8.50% due 10/15/2024*	1,050,000	1,047,480

Security Description	Principal Amount/ Shares	Value (Note 2)
Satellite Telecom (continued)
Intelsat Jackson Holdings SA Company Guar. Notes 9.75% due 07/15/2025*	$350,000	$361,813

		2,192,355

Security Services — 0.1%
Garda World Security Corp. Senior Notes 8.75% due 05/15/2025*	1,200,000	1,227,000

Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 3.00% due 06/26/2027*	1,440,000	1,460,606

SupraNational Banks — 0.1%
Corp. Andina de Fomento Senior Notes 4.38% due 06/15/2022	825,000	866,522

Telecom Services — 0.2%
TELUS Corp. Senior Notes 2.80% due 02/16/2027	3,170,000	3,136,286

Telephone-Integrated — 0.9%
AT&T, Inc. Senior Notes 4.10% due 02/15/2028	2,500,000	2,655,920
Telefonica Emisiones SAU Company Guar. Notes 4.57% due 04/27/2023	1,500,000	1,613,619
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	1,530,000	1,730,120
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/2021	2,500,000	2,608,788
Telefonica Emisiones SAU Company Guar. Notes 5.52% due 03/01/2049	1,930,000	2,287,800
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	1,575,000	2,123,847

		13,020,094

Transport-Rail — 0.5%
Canadian Pacific Railway Co. Senior Notes 2.90% due 02/01/2025	3,185,000	3,250,506
Canadian Pacific Railway Co. Senior Notes 7.13% due 10/15/2031	2,950,000	4,089,666

		7,340,172

Total Foreign Corporate Bonds & Notes (cost $209,566,535)		216,408,153

U.S. GOVERNMENT AGENCIES — 0.0%
Resolution Funding Corp — 0.0%
Resolution Funding Corp. STRIPS Bonds zero coupon due 01/15/2021 (cost $570,264)	640,000	620,809

COMMON STOCKS — 0.0%
Diversified Financial Services — 0.0%
Hexion Holdings Corp., Class B† (cost $603,140)	20,415	229,669

80

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
PREFERRED SECURITIES — 0.1%
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Class D, 5.67%(1)†	30,000	$300

Real Estate Investment Trusts — 0.1%
Prologis, Inc. Series Q, 8.54%	20,000	1,330,000

Total Preferred Securities (cost $2,274,140)		1,330,300

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.2%
Diversified Banking Institutions — 0.2%
Goldman Sachs Capital I 6.35% due 02/15/2034	$2,500,000	3,166,220

Diversified Manufacturing Operations — 0.1%
Textron Financial Corp. FRS 3.45% (3 ML+1.74%) due 02/15/2067*	2,400,000	1,856,400

Electric-Generation — 0.4%
Electricite de France SA 5.63% due 01/22/2024(5)*	5,000,000	5,175,000

Insurance-Multi-line — 0.5%
AXA SA 8.60% due 12/15/2030	4,000,000	5,746,106
MetLife, Inc. 10.75% due 08/01/2069	900,000	1,444,500
USF&G Capital III 8.31% due 07/01/2046*	250,000	384,323

		7,574,929

Total Preferred Securities/Capital Securities (cost $15,889,937)		17,772,549

WARRANTS — 0.0%
Radio — 0.0%
iHeartmedia, Inc.† (cost $239,415)	14,510	199,512

TOTAL INVESTMENTS (cost $1,390,156,998)(6)	98.5%	1,451,171,682
Other assets less liabilities	1.5	21,897,035

NET ASSETS	100.0%	$1,473,068,717

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2019, the aggregate value of these securities was $367,444,243 representing 24.9% of net assets.
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(3)	Security in default of interest and principal at maturity.
(4)	Company has filed for bankruptcy protection.
(5)	Perpetual maturity — maturity date reflects the next call date.
(6)	See Note 3 for cost of investments on a tax basis.

FRS — Floating Rate Security

The rates shown on FRS is the current rates as of July 31, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

STRIPS — Separate Trading of Registered Interest and Principal Securities

ULC — Unlimited Liability Corp.

Index Legend

3 ML — 3 Month USD LIBOR

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

220	Long	U.S. Treasury 10 Year Notes	September 2019	27,916,433	28,032,813	$116,380

315	Long	U.S. Treasury Long Bonds	September 2019	46,797,896	49,012,031	2,214,135

						$2,330,515

*	Notional Basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

81

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds:
Broadcast Services/Program	$—	$8,923,481	$0	$8,923,481
Paper & Related Products	—	5,751,612	0	5,751,612
Other Industries	—	1,208,859,078	—	1,208,859,078
Foreign Corporate Bonds & Notes	—	207,484,672	—	207,484,672
U.S. Government Agencies	—	620,809	—	620,809
Common Stocks	229,669	—	—	229,669
Preferred Securities:
Finance-Investment Banker/Broker	—	—	300	300
Real Estate Investment Trusts	1,330,000	—	—	1,330,000
Preferred Securities/Capital Securities	—	17,772,549	—	17,772,549
Warrants	199,512	—	—	199,512

Total Investments at Value	$1,759,181	$1,449,412,201	$300	$1,451,171,682

Other Financial Instruments:†
Futures Contracts	$2,330,515	$—	$—	$2,330,515

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

82

SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio#

PORTFOLIO PROFILE — July 31, 2019 — (unaudited)

Industry Allocation*

Enterprise Software/Service	4.5%
Commercial Services-Finance	4.4
Cosmetics & Toiletries	3.9
Internet Content-Information/News	3.4
Food-Misc./Diversified	3.3
Transport-Rail	3.0
Electric-Integrated	2.9
Finance-Other Services	2.8
Apparel Manufacturers	2.8
Beverages-Wine/Spirits	2.3
Textile-Apparel	2.2
Exchange-Traded Funds	2.1
E-Commerce/Products	2.0
Commercial Services	2.0
Building-Heavy Construction	1.9
Private Equity	1.9
Industrial Gases	1.9
Computer Services	1.9
Real Estate Management/Services	1.8
Retail-Restaurants	1.8
Banks-Commercial	1.8
Real Estate Investment Trusts	1.8
Computers-Integrated Systems	1.8
Chemicals-Specialty	1.7
Building & Construction Products-Misc.	1.7
Electric-Distribution	1.7
Finance-Credit Card	1.6
Insurance-Life/Health	1.4
Semiconductor Equipment	1.3
Medical-Biomedical/Gene	1.1
Athletic Footwear	1.1
Human Resources	1.0
Aerospace/Defense-Equipment	1.0
Industrial Automated/Robotic	1.0
Food-Catering	1.0
Retail-Jewelry	1.0
Electronic Components-Misc.	1.0
Brewery	1.0
Retail-Convenience Store	1.0
Electronic Security Devices	1.0
Schools	1.0
Telecommunication Equipment	0.9
Transactional Software	0.9
Web Portals/ISP	0.9
Machinery-General Industrial	0.9
Oil Refining & Marketing	0.9
Auto-Cars/Light Trucks	0.9
Computer Aided Design	0.9
Transport-Services	0.9
Data Processing/Management	0.9
Medical-Wholesale Drug Distribution	0.9
Non-Hazardous Waste Disposal	0.9
Publishing-Periodicals	0.9
Building-Maintenance & Services	0.9
Computer Software	0.9
Chemicals-Diversified	0.9
Hotels/Motels	0.9
Building & Construction-Misc.	0.9
Retail-Apparel/Shoe	0.8
Aerospace/Defense	0.8
Diagnostic Equipment	0.8

Electronic Forms	0.8%
Multimedia	0.7
Finance-Consumer Loans	0.5

99.5%

Country Allocation*

United States	14.1%
France	12.2
Canada	9.2
Netherlands	7.4
Switzerland	7.0
Germany	6.2
Cayman Islands	6.0
United Kingdom	5.7
Japan	5.1
Spain	3.7
Brazil	3.4
Italy	2.8
Ireland	2.5
Sweden	1.9
Denmark	1.9
South Africa	1.8
India	1.7
Hong Kong	1.4
Australia	1.1
Indonesia	1.0
Israel	0.9
Jersey	0.9
Bermuda	0.8
Philippines	0.8

99.5%

*	Calculated as a percentage of net assets
#	See Note 1

83

SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio#

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.4%
Australia — 1.1%
CSL, Ltd.	20,213	$3,156,214

Bermuda — 0.8%
IHS Markit, Ltd.†	37,100	2,389,982

Brazil — 3.4%
B3 SA - Brasil Bolsa Balcao	249,000	2,752,711
Equatorial Energia SA	75,200	1,862,093
Lojas Renner SA	190,300	2,366,565
Rumo SA†	432,400	2,483,579

		9,464,948

Canada — 9.2%
Alimentation Couche-Tard, Inc., Class B	44,122	2,704,554
Brookfield Asset Management, Inc., Class A	57,500	2,817,500
Canadian National Railway Co.	34,116	3,229,103
Canadian Pacific Railway, Ltd.	11,646	2,780,551
CGI, Inc.†	31,200	2,401,346
Constellation Software, Inc.	2,703	2,571,700
Open Text Corp.	49,690	2,119,298
Restaurant Brands International, Inc.	35,000	2,577,663
Thomson Reuters Corp.	30,289	2,034,261
Waste Connections, Inc.	27,396	2,484,903

		25,720,879

Cayman Islands — 6.0%
Alibaba Group Holding, Ltd. ADR†	32,653	5,652,561
New Oriental Education & Technology Group, Inc. ADR†	25,300	2,639,043
Shenzhou International Group Holdings, Ltd.	183,986	2,522,946
Tencent Holdings, Ltd.	127,248	5,951,437

		16,765,987

Denmark — 1.9%
DSV A/S	26,823	2,556,293
Orsted A/S*	29,269	2,666,027

		5,222,320

France — 12.2%
Air Liquide SA	21,900	3,022,447
Capgemini SE	21,700	2,752,756
Dassault Systemes SE	16,913	2,560,337
Edenred	51,753	2,595,162
Hermes International	3,555	2,498,318
Kering SA	5,344	2,760,497
L’Oreal SA	12,111	3,238,395
LVMH Moet Hennessy Louis Vuitton SE	9,055	3,744,183
Pernod Ricard SA	15,669	2,743,505
Safran SA	19,944	2,857,983
Teleperformance	12,245	2,562,606
Vinci SA	28,667	2,937,991

		34,274,180

Germany — 6.2%
adidas AG	9,714	3,115,105
Deutsche Boerse AG	18,808	2,630,792
RWE AG	95,800	2,591,490
SAP SE	32,293	4,005,877
Symrise AG	26,394	2,445,079
Vonovia SE	55,121	2,697,861

		17,486,204

Security Description	Shares	Value (Note 2)
Hong Kong — 1.4%
AIA Group, Ltd.	380,056	$3,881,211

India — 1.7%
HDFC Bank, Ltd. ADR	18,035	2,073,664
Reliance Industries, Ltd. GDR*	76,887	2,587,248

		4,660,912

Indonesia — 1.0%
Bank Central Asia Tbk PT	1,252,280	2,754,228

Ireland — 2.5%
Kerry Group PLC, Class A	20,795	2,408,502
Kingspan Group PLC	46,527	2,269,478
Linde PLC	11,962	2,306,573

		6,984,553

Israel — 0.9%
NICE, Ltd., ADR†	17,393	2,656,259

Italy — 2.8%
Amplifon SpA	101,515	2,501,878
Enel SpA	422,000	2,892,034
Moncler SpA	58,474	2,396,923

		7,790,835

Japan — 5.1%
Hoya Corp.	35,600	2,735,184
Kao Corp.	36,100	2,639,884
Keyence Corp.	5,000	2,853,431
OBIC Co., Ltd.	22,400	2,371,056
Recruit Holdings Co., Ltd.	85,000	2,892,632
Shiseido Co., Ltd.	9,703	720,984

		14,213,171

Jersey — 0.9%
Experian PLC	86,550	2,625,760

Netherlands — 7.4%
ASML Holding NV	16,514	3,662,899
Ferrari NV	15,975	2,569,098
Heineken NV	25,412	2,727,472
InterXion Holding NV†	32,623	2,456,512
Unilever NV	74,383	4,290,528
Wolters Kluwer NV	34,269	2,482,923
Yandex NV, Class A†	67,500	2,647,350

		20,836,782

Philippines — 0.8%
SM Prime Holdings, Inc.	3,245,588	2,324,750

South Africa — 1.8%
Capitec Bank Holdings, Ltd.	14,916	1,227,549
Naspers, Ltd., Class N	15,250	3,710,208

		4,937,757

Spain — 3.7%
Amadeus IT Group SA	33,862	2,648,679
Cellnex Telecom SA*	66,700	2,487,652
Ferrovial SA	93,000	2,417,866
Iberdrola SA	305,800	2,897,395
Iberdrola SA (Interim Shares)†	7,134	67,680

		10,519,272

Sweden — 1.9%
Assa Abloy AB, Class B	117,038	2,680,674
Hexagon AB, Class B	53,553	2,597,962

		5,278,636

84

SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio#

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Switzerland — 7.0%
Cie Financiere Richemont SA	32,400	$2,765,427
Givaudan SA	939	2,491,581
Nestle SA	62,757	6,659,614
Partners Group Holding AG	3,247	2,588,084
Sika AG	17,534	2,533,596
Temenos AG	14,369	2,523,847

		19,562,149

United Kingdom — 5.7%
Atlassian Corp. PLC, Class A†	10,300	1,453,039
Compass Group PLC	109,847	2,768,883
Diageo PLC	90,044	3,757,057
London Stock Exchange Group PLC	31,731	2,559,972
RELX PLC	125,235	2,970,410
Rentokil Initial PLC	467,056	2,463,789

		15,973,150

United States — 12.0%
Adobe, Inc.†	7,602	2,271,934
American Tower Corp.	11,457	2,424,530
Ecolab, Inc.	11,734	2,367,100
Fiserv, Inc.†	23,948	2,524,838
Global Payments, Inc.	15,300	2,569,176
Hilton Worldwide Holdings, Inc.	25,100	2,423,405
Mastercard, Inc., Class A	8,645	2,353,774
Moody’s Corp.	11,847	2,539,286
Prologis, Inc.	29,500	2,377,995
S&P Global, Inc.	10,400	2,547,480
Thermo Fisher Scientific, Inc.	8,231	2,285,584
TransDigm Group, Inc.†	4,771	2,316,034

Security Description	Shares	Value (Note 2)
United States (continued)
Visa, Inc., Class A	13,330	$2,372,740
Yum! Brands, Inc.	21,200	2,385,424

		33,759,300

Total Common Stocks (cost $263,643,057)		273,239,439

EXCHANGE-TRADED FUNDS — 2.1%
United States — 2.1%
iShares MSCI India ETF (cost $6,369,094)	180,959	5,971,647

Total Long-Term Investment Securities (cost $270,012,151)		279,211,086

TOTAL INVESTMENTS (cost $270,012,151)(1)	99.5%	279,211,086
Other assets less liabilities	0.5	1,303,619

NET ASSETS	100.0%	$280,514,705

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2019, the aggregate value of these securities was $7,740,927 representing 2.8% of net assets
#	See Note 1.
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

ETF — Exchange-Traded Funds

GDR — Global Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$93,568,465	$179,670,974	**	$—	$273,239,439
Exchanged-Traded Funds	5,971,647	—		—	5,971,647

Total Investments at Value	$99,540,112	$179,670,974		$—	$279,211,086

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

85

SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio

PORTFOLIO PROFILE — July 31, 2019 — (unaudited)

Industry Allocation*

Real Estate Investment Trusts	97.6%
Hotels/Motels	1.6
Advertising Sales	0.2

99.4%

*	Calculated as a percentage of net assets

86

SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.4%
Advertising Sales — 0.2%
Clear Channel Outdoor Holdings, Inc.†	151,900	$460,257

Hotels/Motels — 1.6%
Hilton Grand Vacations, Inc.†	41,600	1,360,320
Marriott International, Inc., Class A	22,100	3,073,226

		4,433,546

Real Estate Investment Trusts — 97.6%
Acadia Realty Trust	120,166	3,373,060
Agree Realty Corp.	41,800	2,794,330
Alexandria Real Estate Equities, Inc.	74,700	10,933,092
Americold Realty Trust	117,800	3,949,834
AvalonBay Communities, Inc.	62,625	13,075,474
Boston Properties, Inc.	76,742	10,202,849
Braemar Hotels & Resorts, Inc.	8,802	80,274
CareTrust REIT, Inc.	132,200	3,071,006
Cedar Realty Trust, Inc.	160,508	446,212
Clipper Realty, Inc.	122,018	1,409,308
Crown Castle International Corp.	20,900	2,785,134
CubeSmart	256,200	8,697,990
Digital Realty Trust, Inc.	40,700	4,654,452
Douglas Emmett, Inc.	105,000	4,286,100
Duke Realty Corp.	197,200	6,572,676
Equinix, Inc.	37,200	18,678,120
Equity LifeStyle Properties, Inc.	58,396	7,255,703
Equity Residential	99,054	7,814,370
Essex Property Trust, Inc.	30,013	9,070,529
Extra Space Storage, Inc.	53,400	6,001,626
Four Corners Property Trust, Inc.	169,900	4,577,106
Healthcare Realty Trust, Inc.	234,400	7,496,112
Highwoods Properties, Inc.	84,200	3,816,786
Invitation Homes, Inc.	190,200	5,224,794

Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Mack-Cali Realty Corp.	62,900	$1,495,762
National Retail Properties, Inc.	141,200	7,376,288
Outfront Media, Inc.	117,100	3,182,778
Prologis, Inc.	255,658	20,608,591
Public Storage	9,970	2,420,317
RLJ Lodging Trust	246,276	4,255,649
Simon Property Group, Inc.	41,669	6,758,712
SITE Centers Corp.	285,920	4,074,360
Spirit Realty Capital, Inc.	92,000	4,059,040
Sunstone Hotel Investors, Inc.	204,600	2,702,766
Taubman Centers, Inc.	113,134	4,584,190
Terreno Realty Corp.	87,080	4,254,729
UDR, Inc.	196,400	9,046,184
Urban Edge Properties	176,650	2,955,354
Ventas, Inc.	192,645	12,963,082
VEREIT, Inc.	526,353	4,800,339
VICI Properties, Inc.	289,700	6,182,198
Welltower, Inc.	99,164	8,242,512
Weyerhaeuser Co.	144,800	3,679,368

		259,909,156

TOTAL INVESTMENTS (cost $234,586,275)(1)	99.4%	264,802,959
Other assets less liabilities	0.6	1,501,007

NET ASSETS	100.0%	$266,303,966

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$264,802,959	$—	$—	$264,802,959

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

87

SunAmerica Series Trust SA Fixed Income Index Portfolio

PORTFOLIO PROFILE — July 31, 2019 — (unaudited)

Industry Allocation*

United States Treasury Notes	41.3%
United States Treasury Bonds	11.3
Exchange-Traded Funds	6.6
Federal Home Loan Bank	3.6
Diversified Banking Institutions	3.1
Electric-Integrated	2.2
Banks-Commercial	1.9
Pipelines	1.6
Retail-Discount	1.4
Medical-Drugs	1.3
Federal National Mtg. Assoc.	1.2
Federal Home Loan Mtg. Corp.	1.1
Oil Companies-Integrated	1.1
Retail-Building Products	1.0
Real Estate Investment Trusts	1.0
Food-Misc./Diversified	0.9
Medical-Biomedical/Gene	0.9
Banks-Super Regional	0.9
Insurance-Multi-line	0.9
Auto/Truck Parts & Equipment-Original	0.8
Banks-Fiduciary	0.8
Finance-Credit Card	0.7
Repurchase Agreements	0.7
Multimedia	0.6
Telephone-Integrated	0.6
Cable/Satellite TV	0.5
Gas-Distribution	0.5
Food-Meat Products	0.5
Semiconductor Equipment	0.5
Pharmacy Services	0.4
Transport-Rail	0.4
Chemicals-Diversified	0.4
E-Commerce/Products	0.4
Electronic Components-Semiconductors	0.4
Computers	0.4
Aerospace/Defense	0.4
Finance-Other Services	0.4
Medical-HMO	0.4
Medical Products	0.4
Metal-Iron	0.4
Engines-Internal Combustion	0.3
Finance-Leasing Companies	0.3
Retail-Drug Store	0.3
Tennessee Valley Authority	0.3
Medical-Generic Drugs	0.3
Investment Management/Advisor Services	0.3
Aerospace/Defense-Equipment	0.2
Oil Refining & Marketing	0.2
Diversified Manufacturing Operations	0.2
Banks-Money Center	0.2
Commercial Services-Finance	0.2
Applications Software	0.2
Metal-Copper	0.2
Brewery	0.2
Medical Labs & Testing Services	0.2
Airlines	0.2
Enterprise Software/Service	0.2
Diagnostic Equipment	0.2
Medical Instruments	0.2
Beverages-Non-alcoholic	0.2
Oil Companies-Exploration & Production	0.2

Oil-Field Services	0.1%
Machinery-Construction & Mining	0.1
Networking Products	0.1
Computer Services	0.1
Oil Field Machinery & Equipment	0.1
Insurance-Property/Casualty	0.1

99.3%

Credit Quality#†

Aaa	62.3%
Aa	3.6
A	11.2
Baa	16.0
Ba	2.0
Not Rated@	4.9

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

88

SunAmerica Series Trust SA Fixed Income Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 29.2%
Aerospace/Defense — 0.4%
Northrop Grumman Corp. Senior Notes 2.08% due 10/15/2020	$2,000,000	$1,993,593

Aerospace/Defense-Equipment — 0.2%
United Technologies Corp. Senior Notes 5.40% due 05/01/2035	1,000,000	1,228,766

Airlines — 0.2%
United Airlines Pass Through Trust Pass-Through Certs. Series 2016-1, Class AA 3.10% due 01/07/2030	1,028,637	1,045,221

Applications Software — 0.2%
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	1,036,000	1,122,961

Auto/Truck Parts & Equipment-Original — 0.8%
Aptiv Corp. Company Guar. Notes 4.15% due 03/15/2024	1,903,000	1,997,788
BorgWarner, Inc. Senior Notes 4.38% due 03/15/2045	1,900,000	1,921,689

		3,919,477

Banks-Commercial — 1.1%
BB&T Corp. Senior Notes 2.05% due 05/10/2021	2,000,000	1,989,668
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	659,000	665,411
PNC Bank NA Senior Notes 2.00% due 05/19/2020	1,600,000	1,595,707
PNC Bank NA Sub. Notes 4.05% due 07/26/2028	1,000,000	1,086,558

		5,337,344

Banks-Fiduciary — 0.8%
Bank of New York Mellon Corp. Senior Notes 2.95% due 01/29/2023	2,000,000	2,038,746
Bank of New York Mellon Corp. Senior Notes 3.00% due 02/24/2025	928,000	951,049
State Street Corp. Senior Notes 3.55% due 08/18/2025	844,000	891,121

		3,880,916

Banks-Super Regional — 0.9%
SunTrust Banks, Inc. Senior Notes 2.90% due 03/03/2021	2,000,000	2,012,948
US Bancorp Senior Notes 3.15% due 04/27/2027	1,000,000	1,040,014

Security Description	Principal Amount	Value (Note 2)
Banks-Super Regional (continued)
Wells Fargo & Co. Senior Notes 3.90% due 05/01/2045	$1,311,000	$1,424,111

		4,477,073

Beverages-Non-alcoholic — 0.2%
Pepsi-Cola Metropolitan Bottling Co., Inc. Senior Notes 7.00% due 03/01/2029	644,000	862,476

Brewery — 0.2%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	973,000	1,097,702

Cable/Satellite TV — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	500,000	523,612
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	2,000,000	2,139,421

		2,663,033

Chemicals-Diversified — 0.4%
PPG Industries, Inc. Senior Notes 3.75% due 03/15/2028	2,000,000	2,125,594

Commercial Services-Finance — 0.2%
Moody’s Corp. Senior Notes 4.88% due 02/15/2024	1,031,000	1,125,868

Computer Services — 0.1%
International Business Machines Corp. Senior Notes 7.00% due 10/30/2025	400,000	498,452

Computers — 0.4%
Apple, Inc. Senior Notes 2.30% due 05/11/2022	2,000,000	2,010,611

Diagnostic Equipment — 0.2%
Life Technologies Corp. Senior Notes 5.00% due 01/15/2021	876,000	901,099

Diversified Banking Institutions — 2.4%
Bank of America Corp. Senior Notes 3.82% due 01/20/2028	2,000,000	2,119,254
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	1,084,000	1,245,481
Citigroup, Inc. Sub. Notes 4.13% due 07/25/2028	2,000,000	2,114,837
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	1,032,000	1,204,507
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	250,000	265,962

89

SunAmerica Series Trust SA Fixed Income Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	$400,000	$407,088
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	200,000	265,184
JPMorgan Chase & Co. Senior Notes 4.01% due 04/23/2029	2,000,000	2,156,393
JPMorgan Chase & Co. Senior Notes 6.40% due 05/15/2038	999,000	1,394,349
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	500,000	524,223

		11,697,278

Diversified Manufacturing Operations — 0.2%
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	1,000,000	1,171,218

E-Commerce/Products — 0.4%
Amazon.com, Inc. Senior Notes 1.90% due 08/21/2020	1,000,000	997,096
eBay, Inc. Senior Notes 3.45% due 08/01/2024	1,073,000	1,111,152

		2,108,248

Electric-Integrated — 2.2%
Berkshire Hathaway Energy Co. Senior Notes 3.80% due 07/15/2048	1,000,000	1,040,318
Consolidated Edison Co. of New York, Inc. Senior Notes 4.50% due 05/15/2058	1,000,000	1,143,120
Exelon Generation Co. LLC Senior Notes 6.25% due 10/01/2039	200,000	243,400
PPL Capital Funding, Inc. Company Guar. Notes 3.95% due 03/15/2024	1,786,000	1,864,040
Progress Energy, Inc. Senior Notes 4.40% due 01/15/2021	800,000	818,311
PSEG Power LLC Company Guar. Notes 3.00% due 06/15/2021	1,750,000	1,763,040
Puget Energy, Inc. Senior Sec. Notes 5.63% due 07/15/2022	1,912,000	2,043,805
SCANA Corp. Senior Notes 4.75% due 05/15/2021	1,970,000	2,019,793

		10,935,827

Electronic Components-Semiconductors — 0.4%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 2.38% due 01/15/2020	1,000,000	998,608

Security Description	Principal Amount	Value (Note 2)
Electronic Components-Semiconductors (continued)
Intel Corp. Senior Notes 3.10% due 07/29/2022	$1,000,000	$1,027,603

		2,026,211

Engines-Internal Combustion — 0.3%
Cummins, Inc. Senior Notes 4.88% due 10/01/2043	1,400,000	1,677,234

Enterprise Software/Service — 0.2%
CA, Inc. Senior Notes 3.60% due 08/15/2022	1,000,000	1,011,407

Finance-Credit Card — 0.7%
American Express Co. Senior Notes 2.50% due 08/01/2022	2,000,000	2,006,281
Capital One Financial Corp. Senior Notes 3.20% due 02/05/2025	500,000	509,703
Visa, Inc. Senior Notes 4.30% due 12/14/2045	829,000	985,017

		3,501,001

Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 3.88% due 04/01/2021	449,000	458,252

Finance-Other Services — 0.4%
CME Group, Inc. Senior Notes 3.00% due 03/15/2025	680,000	703,192
Intercontinental Exchange, Inc. Company Guar. Notes 3.75% due 12/01/2025	1,143,000	1,219,405

		1,922,597

Food-Meat Products — 0.5%
Tyson Foods, Inc. Company Guar. Notes 4.88% due 08/15/2034	2,000,000	2,292,024

Food-Misc./Diversified — 0.9%
Campbell Soup Co. Senior Notes 4.80% due 03/15/2048	2,000,000	2,113,137
Kraft Heinz Foods Co. Company Guar. Notes 6.88% due 01/26/2039	2,000,000	2,469,871

		4,583,008

Gas-Distribution — 0.5%
Piedmont Natural Gas Co., Inc. Senior Notes 3.50% due 06/01/2029	1,000,000	1,049,391
Southern Co. Gas Capital Corp. Company Guar. Notes 5.88% due 03/15/2041	1,165,000	1,437,939

		2,487,330

90

SunAmerica Series Trust SA Fixed Income Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Multi-line — 0.3%
MetLife, Inc. Senior Notes 3.60% due 04/10/2024	$1,345,000	$1,417,952

Insurance-Property/Casualty — 0.1%
Berkshire Hathaway, Inc. Senior Notes 3.13% due 03/15/2026	397,000	410,972

Investment Management/Advisor Services — 0.3%
Ameriprise Financial, Inc. Senior Notes 3.70% due 10/15/2024	1,176,000	1,243,334

Machinery-Construction & Mining — 0.1%
Caterpillar, Inc. Senior Notes 3.90% due 05/27/2021	600,000	617,829

Medical Instruments — 0.2%
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	701,000	870,637

Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025	1,030,000	1,064,195

Medical Products — 0.4%
Abbott Laboratories Senior Notes 2.95% due 03/15/2025	1,000,000	1,023,315
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	771,000	808,404

		1,831,719

Medical-Biomedical/Gene — 0.9%
Amgen, Inc. Senior Notes 3.63% due 05/15/2022	2,000,000	2,065,074
Gilead Sciences, Inc. Senior Notes 5.65% due 12/01/2041	2,000,000	2,509,165

		4,574,239

Medical-Drugs — 0.9%
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	400,000	412,568
Johnson & Johnson Senior Notes 3.50% due 01/15/2048	2,134,000	2,230,424
Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	800,000	840,423
Pfizer, Inc. Senior Notes 4.20% due 09/15/2048	1,000,000	1,125,218

		4,608,633

Medical-HMO — 0.4%
Aetna, Inc. Senior Notes 4.13% due 06/01/2021	1,800,000	1,847,593

Security Description	Principal Amount	Value (Note 2)
Metal-Copper — 0.2%
Southern Copper Corp. Senior Notes 5.25% due 11/08/2042	$1,000,000	$1,110,393

Multimedia — 0.6%
Historic TW, Inc. Company Guar. Notes 9.15% due 02/01/2023	2,500,000	2,993,438

Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 2.20% due 09/20/2023	500,000	501,079

Oil Companies-Exploration & Production — 0.2%
Devon Energy Corp. Senior Notes 7.95% due 04/15/2032	200,000	282,523
Kerr-McGee Corp. Company Guar. Notes 7.88% due 09/15/2031	200,000	273,542
Marathon Oil Corp. Senior Notes 6.80% due 03/15/2032	200,000	250,080

		806,145

Oil Companies-Integrated — 0.7%
Chevron Corp. Senior Notes 2.95% due 05/16/2026	3,193,000	3,293,322

Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc. Senior Notes 2.60% due 12/01/2022	500,000	497,850

Oil Refining & Marketing — 0.2%
HollyFrontier Corp. Senior Notes 5.88% due 04/01/2026	250,000	276,647
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	500,000	628,644
Valero Energy Corp. Company Guar. Notes 7.50% due 04/15/2032	200,000	271,344

		1,176,635

Oil-Field Services — 0.1%
Halliburton Co. Senior Notes 7.45% due 09/15/2039	500,000	699,225

Pharmacy Services — 0.4%
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	872,000	945,563
Express Scripts Holding Co. Company Guar. Notes 4.50% due 02/25/2026	1,122,000	1,213,518

		2,159,081

Pipelines — 1.6%
Energy Transfer Partners LP Company Guar. Notes 4.65% due 06/01/2021	2,000,000	2,069,490

91

SunAmerica Series Trust SA Fixed Income Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	$2,000,000	$2,030,000
Kinder Morgan Energy Partners LP Company Guar. Notes 7.30% due 08/15/2033	300,000	401,024
Phillips 66 Partners LP Senior Notes 3.61% due 02/15/2025	2,101,000	2,154,092
TC PipeLines LP Senior Notes 4.65% due 06/15/2021	1,026,000	1,056,813

		7,711,419

Real Estate Investment Trusts — 1.0%
American Tower Corp. Senior Notes 5.00% due 02/15/2024	1,261,000	1,383,534
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	1,180,000	1,284,436
Simon Property Group LP Senior Notes 4.13% due 12/01/2021	2,000,000	2,072,074

		4,740,044

Retail-Building Products — 1.0%
Home Depot, Inc. Senior Notes 2.63% due 06/01/2022	2,000,000	2,027,950
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	979,000	975,760
Lowe’s Cos., Inc. Senior Notes 4.05% due 05/03/2047	2,000,000	2,005,372

		5,009,082

Retail-Discount — 1.4%
Costco Wholesale Corp. Senior Notes 2.15% due 05/18/2021	1,000,000	1,000,642
Dollar General Corp. Senior Notes 4.15% due 11/01/2025	1,154,000	1,242,449
Dollar Tree, Inc. Senior Notes 4.20% due 05/15/2028	2,000,000	2,084,012
Target Corp. Senior Notes 6.50% due 10/15/2037	840,000	1,187,068
Wal-Mart Stores, Inc. Senior Notes 5.63% due 04/15/2041	1,050,000	1,422,591

		6,936,762

Retail-Drug Store — 0.3%
Walgreens Boots Alliance, Inc. Senior Notes 3.45% due 06/01/2026	1,391,000	1,418,201

Security Description	Principal Amount	Value (Note 2)
Semiconductor Equipment — 0.5%
Applied Materials, Inc. Senior Notes 4.35% due 04/01/2047	$2,000,000	$2,290,103

Telephone-Integrated — 0.6%
AT&T, Inc. Senior Notes 6.00% due 08/15/2040	864,000	1,038,410
AT&T, Inc. Senior Notes 6.38% due 03/01/2041	902,000	1,130,140
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	500,000	644,905

		2,813,455

Transport-Rail — 0.4%
CSX Corp. Senior Notes 3.80% due 03/01/2028	2,000,000	2,146,257

Total U.S. Corporate Bonds & Notes (cost $138,159,944)		144,951,415

FOREIGN CORPORATE BONDS & NOTES — 3.4%
Banks-Commercial — 0.8%
Bank of Montreal Senior Notes 2.10% due 06/15/2020	2,000,000	1,997,770
Cooperatieve Rabobank UA Senior Notes 3.38% due 05/21/2025	1,264,000	1,330,787
Santander UK Group Holdings PLC Senior Notes 3.13% due 01/08/2021	837,000	840,397

		4,168,954

Banks-Money Center — 0.2%
Lloyds Bank PLC Company Guar. Notes 3.50% due 05/14/2025	1,101,000	1,136,555

Diversified Banking Institutions — 0.7%
Barclays PLC Sub. Notes 5.20% due 05/12/2026	1,000,000	1,044,180
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 2.75% due 03/26/2020	550,000	550,912
HSBC Holdings PLC Sub. Notes 6.50% due 09/15/2037	793,000	1,045,039
Lloyds Banking Group PLC Sub. Notes 4.34% due 01/09/2048	1,000,000	949,049

		3,589,180

Finance-Leasing Companies — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.50% due 05/15/2021	995,000	1,025,426

92

SunAmerica Series Trust SA Fixed Income Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Medical-Drugs — 0.4%
AstraZeneca PLC Senior Notes 2.38% due 06/12/2022	$2,000,000	$2,005,091

Medical-Generic Drugs — 0.3%
Allergan Funding SCS Company Guar. Notes 3.85% due 06/15/2024	250,000	260,435
Allergan Funding SCS Company Guar. Notes 4.55% due 03/15/2035	1,000,000	1,033,002

		1,293,437

Metal-Iron — 0.4%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	1,500,000	1,689,000

Oil Companies-Integrated — 0.4%
Total Capital International SA Company Guar. Notes 2.88% due 02/17/2022	2,000,000	2,030,544

Total Foreign Corporate Bonds & Notes (cost $16,537,791)		16,938,187

U.S. GOVERNMENT AGENCIES — 6.2%
Federal Home Loan Bank — 3.6%
1.13% due 07/14/2021	1,000,000	984,870
1.75% due 06/12/2020	1,000,000	997,655
1.88% due 06/11/2021	2,000,000	1,997,808
2.13% due 02/11/2020	2,000,000	1,999,444
2.42% due 01/24/2022	1,000,000	1,000,023
2.50% due 12/09/2022	1,000,000	1,019,098
2.63% due 12/10/2021	2,000,000	2,031,348
2.88% due 09/13/2024	1,000,000	1,045,494
3.00% due 10/12/2021	2,000,000	2,046,206
3.63% due 06/11/2021	2,000,000	2,059,162
5.50% due 07/15/2036	2,000,000	2,781,110

		17,962,218

Federal Home Loan Mtg. Corp. — 1.1%
zero coupon due 12/14/2029	2,200,000	1,704,502
2.38% due 01/13/2022	2,000,000	2,020,525
2.50% due 04/23/2020	2,000,000	2,005,449

		5,730,476

Federal National Mtg. Assoc. — 1.2%
1.88% due 09/24/2026	2,000,000	1,978,486
2.00% due 01/05/2022	1,000,000	1,001,780
2.13% due 04/24/2026	1,000,000	1,007,028
2.63% due 09/06/2024	2,000,000	2,069,160

		6,056,454

Tennessee Valley Authority — 0.3%
4.88% due 01/15/2048	1,000,000	1,319,250

Total U.S. Government Agencies (cost $30,093,908)		31,068,398

U.S. GOVERNMENT TREASURIES — 52.6%
United States Treasury Bonds — 11.3%
2.25% due 08/15/2046	452,000	426,804
2.50% due 02/15/2045	1,006,000	1,001,756
2.50% due 02/15/2046	692,000	688,189
2.50% due 05/15/2046	652,000	648,154

Security Description	Principal Amount	Value (Note 2)
United States Treasury Bonds (continued)
2.75% due 08/15/2042	$2,000,000	$2,098,047
2.75% due 11/15/2042	3,300,000	3,458,426
2.75% due 08/15/2047	1,000,000	1,042,930
2.75% due 11/15/2047	3,000,000	3,129,258
2.88% due 05/15/2043	1,589,000	1,698,989
2.88% due 08/15/2045	1,027,000	1,096,924
2.88% due 11/15/2046	744,000	795,615
3.00% due 11/15/2044	1,275,000	1,392,141
3.00% due 05/15/2045	1,150,000	1,256,645
3.00% due 11/15/2045	1,037,000	1,133,976
3.00% due 05/15/2047	1,500,000	1,642,148
3.00% due 02/15/2048	2,000,000	2,189,609
3.00% due 08/15/2048	2,000,000	2,192,187
3.00% due 02/15/2049	1,000,000	1,097,539
3.13% due 02/15/2043	1,428,000	1,592,276
3.13% due 08/15/2044	1,351,000	1,506,259
3.13% due 05/15/2048	2,000,000	2,242,422
3.38% due 05/15/2044	1,498,000	1,739,787
3.50% due 02/15/2039	2,000,000	2,372,187
3.63% due 08/15/2043	1,535,000	1,852,613
3.63% due 02/15/2044	1,567,000	1,892,397
3.75% due 11/15/2043	1,685,000	2,073,603
4.50% due 02/15/2036	2,868,000	3,779,374
4.63% due 02/15/2040	2,015,000	2,762,754
4.75% due 02/15/2041	1,751,000	2,447,228
5.25% due 02/15/2029	2,000,000	2,560,859
5.38% due 02/15/2031	2,000,000	2,680,391

		56,491,487

United States Treasury Notes — 41.3%
1.13% due 03/31/2020	2,107,000	2,093,255
1.13% due 04/30/2020	3,967,000	3,937,867
1.13% due 02/28/2021	1,250,000	1,233,643
1.13% due 09/30/2021	2,000,000	1,967,891
1.25% due 03/31/2021	732,000	723,565
1.25% due 10/31/2021	1,000,000	985,898
1.25% due 07/31/2023	1,500,000	1,465,312
1.38% due 03/31/2020	3,305,000	3,288,475
1.38% due 04/30/2020	3,564,000	3,544,231
1.38% due 05/31/2020	3,659,000	3,636,846
1.38% due 08/31/2020	3,408,000	3,383,505
1.38% due 09/30/2020	3,243,000	3,218,551
1.38% due 10/31/2020	3,049,000	3,024,941
1.38% due 01/31/2021	1,868,000	1,851,436
1.38% due 04/30/2021	198,000	196,059
1.38% due 06/30/2023	1,500,000	1,473,047
1.38% due 08/31/2023	1,500,000	1,472,051
1.38% due 09/30/2023	143,000	140,246
1.50% due 05/31/2020	3,646,000	3,627,770
1.50% due 08/15/2020	1,000,000	994,336
1.50% due 01/31/2022	2,000,000	1,981,953
1.50% due 03/31/2023	2,000,000	1,975,000
1.50% due 08/15/2026	2,181,000	2,118,126
1.63% due 11/30/2020	2,465,000	2,452,868
1.63% due 08/15/2022	3,000,000	2,979,375
1.63% due 11/15/2022	1,500,000	1,488,926
1.63% due 04/30/2023	1,500,000	1,487,344
1.63% due 05/31/2023	1,500,000	1,487,285
1.63% due 10/31/2023	265,000	262,536
1.63% due 02/15/2026	2,186,000	2,145,866
1.63% due 05/15/2026	2,233,000	2,189,387
1.75% due 10/31/2020	2,755,000	2,745,745
1.75% due 12/31/2020	2,070,000	2,062,804

93

SunAmerica Series Trust SA Fixed Income Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
1.75% due 05/15/2022	$3,000,000	$2,990,859
1.75% due 05/31/2022	2,000,000	1,993,594
1.75% due 06/15/2022	1,000,000	997,695
1.75% due 06/30/2022	2,000,000	1,994,609
1.75% due 09/30/2022	2,000,000	1,993,594
1.75% due 01/31/2023	2,000,000	1,992,891
1.75% due 05/15/2023	1,500,000	1,493,965
1.88% due 11/30/2021	2,000,000	1,999,766
1.88% due 01/31/2022	2,000,000	1,999,766
1.88% due 07/31/2022	2,000,000	2,001,016
1.88% due 08/31/2022	2,000,000	2,001,172
1.88% due 09/30/2022	2,000,000	2,001,875
1.88% due 10/31/2022	2,000,000	2,001,328
1.88% due 08/31/2024	2,000,000	2,001,484
2.00% due 07/31/2020	3,253,000	3,250,459
2.00% due 02/28/2021	565,000	565,243
2.00% due 10/31/2021	2,000,000	2,004,844
2.00% due 11/15/2021	2,000,000	2,005,234
2.00% due 12/31/2021	2,500,000	2,507,617
2.00% due 07/31/2022	1,000,000	1,004,258
2.00% due 10/31/2022	3,500,000	3,515,449
2.00% due 11/30/2022	2,000,000	2,009,141
2.00% due 02/15/2023	2,000,000	2,009,922
2.00% due 05/31/2024	2,000,000	2,014,766
2.00% due 06/30/2024	3,000,000	3,019,102
2.00% due 02/15/2025	1,332,000	1,339,857
2.00% due 08/15/2025	3,217,000	3,234,593
2.00% due 11/15/2026	1,155,000	1,159,331
2.13% due 01/31/2021	1,249,000	1,251,537
2.13% due 08/15/2021	2,000,000	2,008,437
2.13% due 09/30/2021	2,000,000	2,009,687
2.13% due 12/31/2021	2,000,000	2,011,562
2.13% due 12/31/2022	2,000,000	2,018,359
2.13% due 11/30/2023	273,000	276,018
2.13% due 03/31/2024	2,000,000	2,023,828
2.13% due 09/30/2024	2,000,000	2,025,156
2.13% due 11/30/2024	2,000,000	2,025,391
2.13% due 05/15/2025	2,820,000	2,855,691
2.25% due 07/31/2021	2,000,000	2,013,047
2.25% due 12/31/2023	344,000	349,657
2.25% due 01/31/2024	401,000	407,767
2.25% due 10/31/2024	3,000,000	3,056,367
2.25% due 11/15/2024	1,352,000	1,377,561
2.25% due 12/31/2024	1,000,000	1,019,219
2.25% due 11/15/2025	2,742,000	2,796,733
2.25% due 03/31/2026	3,000,000	3,060,937
2.25% due 02/15/2027	2,000,000	2,041,328
2.25% due 08/15/2027	2,000,000	2,041,484
2.25% due 11/15/2027	3,000,000	3,060,937
2.38% due 08/15/2024	1,221,000	1,250,810
2.38% due 04/30/2026	3,000,000	3,084,727
2.38% due 05/15/2027	1,000,000	1,030,234
2.50% due 02/15/2022	2,000,000	2,031,094
2.50% due 05/15/2024	1,220,000	1,255,885
2.50% due 01/31/2025	3,000,000	3,097,031
2.63% due 11/15/2020	2,000,000	2,015,234
2.63% due 05/15/2021	2,000,000	2,023,828
2.63% due 07/15/2021	2,000,000	2,026,953
2.63% due 12/31/2023	2,000,000	2,064,922
2.75% due 09/15/2021	1,500,000	1,527,129
2.75% due 04/30/2023	2,500,000	2,580,566

Security Description	Shares/ Principal Amount	Value (Note 2)
United States Treasury Notes (continued)
2.75% due 07/31/2023	$2,000,000	$2,068,828
2.75% due 11/15/2023	522,000	541,065
2.75% due 02/15/2024	535,000	555,815
2.75% due 02/28/2025	2,000,000	2,091,953
2.75% due 02/15/2028	2,000,000	2,119,687
2.88% due 11/15/2021	1,500,000	1,533,223
2.88% due 04/30/2025	2,000,000	2,106,875
2.88% due 05/15/2028	2,000,000	2,141,094
3.13% due 11/15/2028	3,000,000	3,281,250
3.63% due 02/15/2021	140,000	143,451

		205,041,927

Total U.S. Government Treasuries (cost $253,134,271)		261,533,414

EXCHANGE-TRADED FUNDS — 6.6%
iShares 1-3 Year Treasury Bond ETF	82,300	6,960,111
iShares 10-20 Year Treasury Bond ETF	500	71,635
iShares 20+ Year Treasury Bond ETF	24,700	3,282,383
iShares 3-7 Year Treasury Bond ETF	61,000	7,646,350
iShares 7-10 Year Treasury Bond ETF	18,700	2,054,569
iShares iBoxx Investment Grade Corporate Bond Fund ETF	103,000	12,805,990

Total Exchange-Traded Funds (cost $31,715,451)		32,821,038

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.6%
Insurance-Multi-line — 0.6%
Aegon NV 5.50% due 04/11/2048	2,100,000	2,231,250
Allstate Corp. 5.75% due 08/15/2053	500,000	530,000

Total Preferred Securities/Capital Securities (cost $2,547,052)		2,761,250

Total Long-Term Investment Securities (cost $472,188,417)		490,073,702

REPURCHASE AGREEMENTS — 0.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 07/31/2019, to be repurchased 08/01/2019 in the amount of $3,322,046 collateralized by $3,335,000 of United States Treasury Notes, bearing interest at 2.63% due 06/15/2021 and having an approximate value of $3,391,862 (cost $3,322,000)	3,322,000	3,322,000

TOTAL INVESTMENTS (cost $475,510,417)(1)	99.3%	493,395,702
Other assets less liabilities	0.7	3,390,410

NET ASSETS	100.0%	$496,786,112

(1)	See Note 3 for cost of investments on a tax basis.

ETF — Exchange Traded Funds

94

SunAmerica Series Trust SA Fixed Income Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$144,951,415	$—	$144,951,415
Foreign Corporate Bonds & Notes	—	16,938,187	—	16,938,187
U.S. Government Agencies	—	31,068,398	—	31,068,398
U.S. Government Treasuries	—	261,533,414	—	261,533,414
Exchange-Traded Funds	32,821,038	—	—	32,821,038
Preferred Securities/Capital Securities	—	2,761,250	—	2,761,250
Repurchase Agreements	—	3,322,000	—	3,322,000

Total Investments at Value	$32,821,038	$460,574,664	$—	$493,395,702

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

95

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio

PORTFOLIO PROFILE — July 31, 2019 — (unaudited)

Industry Allocation*

United States Treasury Notes	52.5%
Exchange-Traded Funds	6.5
Diversified Banking Institutions	6.0
Banks-Commercial	3.6
Federal Home Loan Bank	2.5
Federal National Mtg. Assoc.	1.9
Medical-Drugs	1.4
Finance-Credit Card	1.1
Banks-Super Regional	1.1
Federal Home Loan Mtg. Corp.	1.1
Electric-Distribution	1.0
Commercial Services-Finance	1.0
Pipelines	0.9
Medical-Generic Drugs	0.8
E-Commerce/Products	0.8
United States Treasury Bonds	0.8
Cellular Telecom	0.8
Auto-Cars/Light Trucks	0.7
Food-Retail	0.7
Cable/Satellite TV	0.7
Computers	0.7
Food-Misc./Diversified	0.7
Real Estate Investment Trusts	0.6
E-Commerce/Services	0.6
Federal Farm Credit Bank	0.6
Tobacco	0.6
Pharmacy Services	0.5
Transport-Services	0.5
Oil Companies-Integrated	0.5
Machinery-Farming	0.5
Repurchase Agreements	0.5
Multimedia	0.5
Applications Software	0.4
Home Decoration Products	0.4
Web Portals/ISP	0.4
Networking Products	0.4
Chemicals-Diversified	0.3
Electric-Integrated	0.3
Gas-Distribution	0.3
Metal-Iron	0.3
Retail-Discount	0.3
Medical-HMO	0.3
Computer Services	0.3
Machinery-Construction & Mining	0.3
Auto/Truck Parts & Equipment-Original	0.3
Medical-Biomedical/Gene	0.3
Hotels/Motels	0.3
Enterprise Software/Service	0.3
Brewery	0.3
Beverages-Non-alcoholic	0.3
Diversified Manufacturing Operations	0.2
Semiconductor Components-Integrated Circuits	0.2
Advertising Agencies	0.2
Banks-Fiduciary	0.2
Medical Products	0.1

99.4%

*	Calculated as a percentage of net assets

Credit Quality†#

Aaa	64.4%
Aa	4.6
A	15.2
Baa	12.8
Ba	0.8
Not Rated@	2.2

100.00%

†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

96

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 25.8%
Advertising Agencies — 0.2%
Omnicom Group, Inc. Senior Notes 4.45% due 08/15/2020	$700,000	$713,356

Applications Software — 0.4%
Microsoft Corp. Senior Notes 3.13% due 11/03/2025	1,300,000	1,357,976

Auto-Cars/Light Trucks — 0.7%
Ford Motor Credit Co. LLC Senior Notes 4.25% due 09/20/2022	900,000	924,727
General Motors Financial Co., Inc. Company Guar. Notes 2.65% due 04/13/2020	1,300,000	1,301,014

		2,225,741

Auto/Truck Parts & Equipment-Original — 0.3%
Lear Corp. Senior Notes 3.80% due 09/15/2027	1,000,000	991,745

Banks-Commercial — 1.4%
Capital One NA Senior Notes 2.35% due 01/31/2020	1,000,000	999,099
PNC Bank NA Senior Notes 2.95% due 02/23/2025	2,500,000	2,549,679
Synchrony Bank Senior Notes 3.00% due 06/15/2022	1,000,000	1,006,121

		4,554,899

Banks-Fiduciary — 0.2%
Bank of New York Mellon Corp. Senior Notes 2.05% due 05/03/2021	700,000	697,473

Banks-Super Regional — 1.1%
SunTrust Banks, Inc. Senior Notes 2.90% due 03/03/2021	1,500,000	1,509,711
Wells Fargo & Co. Senior Notes 3.00% due 02/19/2025	1,000,000	1,018,369
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	1,000,000	1,011,993

		3,540,073

Beverages-Non-alcoholic — 0.3%
Coca-Cola Co. Senior Notes 2.88% due 10/27/2025	800,000	825,667

Brewery — 0.3%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	800,000	842,459

Security Description	Principal Amount	Value (Note 2)
Cable/Satellite TV — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	$600,000	$628,335
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 9.46% due 11/15/2022	600,000	734,651
Comcast Corp. Company Guar. Notes 3.00% due 02/01/2024	800,000	821,089

		2,184,075

Chemicals-Diversified — 0.3%
Dow Chemical Co. Senior Notes 4.80% due 11/30/2028*	1,000,000	1,121,141

Commercial Services-Finance — 1.0%
Block Financial LLC Company Guar. Notes 4.13% due 10/01/2020	1,000,000	1,015,356
Moody’s Corp. Senior Notes 3.25% due 06/07/2021	2,000,000	2,028,277

		3,043,633

Computer Services — 0.3%
International Business Machines Corp. Senior Notes 2.88% due 11/09/2022	1,000,000	1,015,831

Computers — 0.7%
Apple, Inc. Senior Notes 3.35% due 02/09/2027	1,000,000	1,052,429
Apple, Inc. Senior Notes 3.45% due 05/06/2024	1,000,000	1,053,452

		2,105,881

Diversified Banking Institutions — 3.4%
Bank of America Corp. Senior Notes 3.88% due 08/01/2025	1,200,000	1,278,540
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	1,300,000	1,310,697
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	1,300,000	1,309,828
Goldman Sachs Group, Inc. Senior Notes 3.50% due 11/16/2026	2,000,000	2,055,258
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	1,300,000	1,333,060
JPMorgan Chase & Co. Sub. Notes 3.88% due 09/10/2024	1,000,000	1,049,633
Morgan Stanley Senior Notes 3.63% due 01/20/2027	1,000,000	1,045,013

97

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 3.75% due 02/25/2023	$1,300,000	$1,352,904

		10,734,933

Diversified Manufacturing Operations — 0.2%
General Electric Capital Corp. Senior Notes 2.20% due 01/09/2020	800,000	799,385

E-Commerce/Products — 0.8%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	1,200,000	1,229,179
eBay, Inc. Senior Notes 3.45% due 08/01/2024	1,300,000	1,346,224

		2,575,403

E-Commerce/Services — 0.6%
Expedia, Inc. Company Guar. Notes 3.80% due 02/15/2028	2,000,000	2,054,078

Electric-Distribution — 1.0%
Connecticut Light & Power Co. 1st Mtg. Notes 3.20% due 03/15/2027	2,000,000	2,060,840
Sempra Energy Senior Notes 3.25% due 06/15/2027	1,000,000	1,004,081

		3,064,921

Electric-Integrated — 0.3%
Dominion Resources, Inc. Senior Notes 3.90% due 10/01/2025	1,000,000	1,062,935

Enterprise Software/Service — 0.3%
Oracle Corp. Senior Notes 2.65% due 07/15/2026	900,000	903,521

Finance-Credit Card — 1.1%
American Express Credit Corp. Senior Notes 2.38% due 05/26/2020	2,500,000	2,499,666
Visa, Inc. Senior Notes 3.15% due 12/14/2025	1,000,000	1,043,567

		3,543,233

Food-Misc./Diversified — 0.7%
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	1,000,000	1,061,950
Kraft Foods Group, Inc. Company Guar. Notes 3.50% due 06/06/2022	1,000,000	1,023,085

		2,085,035

Food-Retail — 0.7%
The Kroger Co. Senior Notes 4.50% due 01/15/2029	2,000,000	2,184,382

Security Description	Principal Amount	Value (Note 2)
Gas-Distribution — 0.3%
Piedmont Natural Gas Co., Inc. Senior Notes 3.50% due 06/01/2029	$1,000,000	$1,049,391

Home Decoration Products — 0.4%
Newell Rubbermaid, Inc. Senior Notes 3.15% due 04/01/2021	1,300,000	1,289,179

Hotels/Motels — 0.3%
Marriott International, Inc. Senior Notes 3.13% due 06/15/2026	900,000	907,891

Machinery-Construction & Mining — 0.3%
Caterpillar Financial Services Corp. Senior Notes 2.10% due 01/10/2020	1,000,000	999,127

Machinery-Farming — 0.5%
John Deere Capital Corp. Senior Notes 2.80% due 09/08/2027	1,500,000	1,525,202

Medical Products — 0.1%
Abbott Laboratories Senior Notes 3.75% due 11/30/2026	283,000	305,354

Medical-Biomedical/Gene — 0.3%
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	900,000	943,479

Medical-Drugs — 1.4%
AbbVie, Inc. Senior Notes 2.90% due 11/06/2022	1,500,000	1,513,298
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	800,000	825,135
Johnson & Johnson Senior Notes 2.45% due 03/01/2026	1,000,000	1,004,817
Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	1,200,000	1,260,635

		4,603,885

Medical-HMO — 0.3%
UnitedHealth Group, Inc. Senior Bonds 2.88% due 03/15/2023	1,000,000	1,018,526

Multimedia — 0.5%
21st Century Fox America, Inc. Company Guar. Notes 3.00% due 09/15/2022	1,500,000	1,505,418

Networking Products — 0.4%
Cisco Systems, Inc. Senior Notes 4.45% due 01/15/2020	1,200,000	1,211,861

Pharmacy Services — 0.5%
CVS Health Corp. Senior Notes 4.00% due 12/05/2023	700,000	732,499

98

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pharmacy Services (continued)
Express Scripts Holding Co. Company Guar. Notes 3.00% due 07/15/2023	$1,000,000	$1,011,695

		1,744,194

Pipelines — 0.9%
Kinder Morgan, Inc. Company Guar. Notes 3.15% due 01/15/2023	600,000	609,980
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 5.75% due 01/15/2020	700,000	708,838
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 03/01/2025	500,000	554,983
Williams Cos., Inc. Senior Notes 3.60% due 03/15/2022	1,000,000	1,024,348

		2,898,149

Real Estate Investment Trusts — 0.6%
American Tower Corp. Senior Notes 3.45% due 09/15/2021	1,010,000	1,028,395
Simon Property Group LP Senior Notes 4.38% due 03/01/2021	1,000,000	1,027,911

		2,056,306

Retail-Discount — 0.3%
Wal-Mart Stores, Inc. Senior Notes 2.65% due 12/15/2024	1,000,000	1,019,516

Semiconductor Components-Integrated Circuits — 0.2%
QUALCOMM, Inc. Senior Notes 3.45% due 05/20/2025	700,000	729,087

Tobacco — 0.6%
Altria Group, Inc. Company Guar. Notes 4.00% due 01/31/2024	700,000	735,700
Philip Morris International, Inc. Senior Notes 3.60% due 11/15/2023	1,000,000	1,042,652

		1,778,352

Transport-Services — 0.5%
FedEx Corp. Company Guar. Bonds 3.40% due 02/15/2028	1,500,000	1,552,509

Web Portals/ISP — 0.4%
Alphabet, Inc. Senior Notes 2.00% due 08/15/2026	1,300,000	1,270,684

Total U.S. Corporate Bonds & Notes (cost $81,273,021)		82,635,886

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES — 7.2%
Banks-Commercial — 2.2%
Bank of Montreal Senior Notes 3.30% due 02/05/2024	$1,000,000	$1,032,620
Canadian Imperial Bank of Commerce Senior Notes 2.70% due 02/02/2021	1,500,000	1,509,454
Cooperatieve Rabobank UA Company Guar. Notes 3.88% due 02/08/2022	1,300,000	1,346,460
Credit Suisse AG Senior Notes 3.63% due 09/09/2024	1,000,000	1,049,672
Royal Bank of Canada Senior Notes 2.15% due 10/26/2020	2,000,000	1,998,421

		6,936,627

Cellular Telecom — 0.8%
America Movil SAB de CV Company Guar. Notes 5.00% due 03/30/2020	293,000	297,650
Vodafone Group PLC Senior Notes 4.38% due 05/30/2028	2,000,000	2,172,301

		2,469,951

Diversified Banking Institutions — 2.6%
Bank of Nova Scotia Senior Notes 2.45% due 03/22/2021	1,850,000	1,855,178
Barclays PLC Senior Notes 3.65% due 03/16/2025	1,000,000	1,001,400
HSBC Holdings PLC Senior Notes 3.26% due 03/13/2023	1,300,000	1,317,751
Lloyds Banking Group PLC Senior Notes 3.00% due 01/11/2022	1,300,000	1,309,286
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.85% due 03/01/2026	800,000	850,181
Royal Bank of Scotland Group PLC Sub. Notes 5.13% due 05/28/2024	1,000,000	1,046,738
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.63% due 07/14/2026	1,000,000	991,756

		8,372,290

Medical-Generic Drugs — 0.8%
Allergan Funding SCS Company Guar. Notes 3.45% due 03/15/2022	2,000,000	2,037,388
Allergan Funding SCS Company Guar. Notes 3.80% due 03/15/2025	600,000	621,121

		2,658,509

Metal-Iron — 0.3%
Vale Overseas, Ltd. Company Guar. Notes 4.38% due 01/11/2022	1,000,000	1,030,010

99

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated — 0.5%
Total Capital International SA Company Guar. Notes 2.88% due 02/17/2022	$883,000	$896,485
Total Capital International SA Company Guar. Notes 3.75% due 04/10/2024	600,000	637,784

		1,534,269

Total Foreign Corporate Bonds & Notes (cost $22,596,626)		23,001,656

U.S. GOVERNMENT AGENCIES — 6.1%
Federal Farm Credit Bank — 0.6%
2.55% due 06/11/2020	2,000,000	2,006,276

Federal Home Loan Bank — 2.5%
1.75% due 06/12/2020	2,000,000	1,995,309
1.88% due 06/11/2021	2,005,000	2,002,803
1.88% due 11/29/2021	1,000,000	998,333
2.42% due 01/24/2022	1,000,000	1,000,023
2.50% due 12/09/2022	1,000,000	1,019,098
2.88% due 09/13/2024	1,000,000	1,045,494

		8,061,060

Federal Home Loan Mtg. Corp. — 1.1%
1.38% due 04/20/2020	2,000,000	1,989,582
2.38% due 01/13/2022	1,500,000	1,515,394

		3,504,976

Federal National Mtg. Assoc. — 1.9%
zero coupon due 10/09/2019	2,000,000	1,991,506
2.00% due 01/05/2022	1,000,000	1,001,780
2.13% due 04/24/2026	2,000,000	2,014,056
2.63% due 09/06/2024	1,000,000	1,034,580

		6,041,922

Total U.S. Government Agencies (cost $19,331,653)		19,614,234

U.S. GOVERNMENT TREASURIES — 53.3%
United States Treasury Bonds — 0.8%
5.25% due 02/15/2029	1,000,000	1,280,429
6.00% due 02/15/2026	1,000,000	1,249,883

		2,530,312

United States Treasury Notes — 52.5%
1.13% due 02/28/2021	2,000,000	1,973,828
1.13% due 06/30/2021	1,400,000	1,379,383
1.13% due 07/31/2021	1,400,000	1,378,563
1.25% due 03/31/2021	1,300,000	1,285,020
1.25% due 10/31/2021	1,500,000	1,478,848
1.25% due 07/31/2023	1,500,000	1,465,313
1.38% due 03/31/2020	650,000	646,750
1.38% due 04/30/2020	1,300,000	1,292,789
1.38% due 08/31/2020	1,300,000	1,290,656
1.38% due 10/31/2020	1,300,000	1,289,742
1.38% due 01/31/2021	1,300,000	1,288,473
1.38% due 04/30/2021	1,300,000	1,287,254
1.38% due 05/31/2021	1,400,000	1,385,781
1.38% due 06/30/2023	2,300,000	2,258,672
1.38% due 08/31/2023	1,300,000	1,275,777
1.38% due 09/30/2023	1,300,000	1,274,965
1.50% due 06/15/2020	1,300,000	1,292,941
1.50% due 07/15/2020	1,400,000	1,392,398
1.50% due 08/15/2020	1,300,000	1,292,637

Security Description	Principal Amount	Value (Note 2)
United States Treasury Notes (continued)
1.50% due 01/31/2022	$1,500,000	$1,486,465
1.50% due 02/28/2023	1,200,000	1,185,469
1.50% due 03/31/2023	1,200,000	1,185,000
1.50% due 08/15/2026	1,500,000	1,456,758
1.63% due 07/31/2020	1,300,000	1,294,313
1.63% due 11/30/2020	2,000,000	1,990,156
1.63% due 08/31/2022	1,300,000	1,290,910
1.63% due 11/15/2022	2,000,000	1,985,234
1.63% due 04/30/2023	2,000,000	1,983,125
1.63% due 05/31/2023	1,000,000	991,523
1.63% due 02/15/2026	1,300,000	1,276,133
1.63% due 05/15/2026	2,400,000	2,353,125
1.75% due 12/31/2020	1,300,000	1,295,480
1.75% due 11/30/2021	1,300,000	1,296,039
1.75% due 09/30/2022	1,000,000	996,797
1.75% due 01/31/2023	3,200,000	3,188,625
1.75% due 05/15/2023	1,300,000	1,294,770
1.88% due 06/30/2020	1,200,000	1,197,703
1.88% due 11/30/2021	1,300,000	1,299,848
1.88% due 02/28/2022	1,300,000	1,300,102
1.88% due 07/31/2022	1,300,000	1,300,660
1.88% due 08/31/2022	1,200,000	1,200,703
1.88% due 09/30/2022	2,000,000	2,001,875
1.88% due 10/31/2022	2,000,000	2,001,328
1.88% due 08/31/2024	1,500,000	1,501,113
2.00% due 09/30/2020	2,000,000	1,998,984
2.00% due 11/30/2020	1,300,000	1,299,898
2.00% due 01/15/2021	2,000,000	2,000,625
2.00% due 05/31/2021	2,000,000	2,002,109
2.00% due 08/31/2021	1,300,000	1,302,539
2.00% due 11/15/2021	1,300,000	1,303,402
2.00% due 12/31/2021	1,300,000	1,303,961
2.00% due 02/15/2022	1,300,000	1,304,316
2.00% due 07/31/2022	1,500,000	1,506,387
2.00% due 10/31/2022	2,000,000	2,008,828
2.00% due 11/30/2022	1,200,000	1,205,484
2.00% due 02/15/2023	1,300,000	1,306,449
2.00% due 04/30/2024	1,300,000	1,308,277
2.00% due 05/31/2024	1,300,000	1,309,598
2.00% due 06/30/2024	1,500,000	1,509,551
2.00% due 02/15/2025	1,300,000	1,307,668
2.00% due 08/15/2025	1,300,000	1,307,109
2.00% due 11/15/2026	1,300,000	1,304,875
2.13% due 08/31/2020	1,300,000	1,300,965
2.13% due 01/31/2021	1,300,000	1,302,641
2.13% due 09/30/2021	1,300,000	1,306,297
2.13% due 12/31/2021	1,300,000	1,307,516
2.13% due 06/30/2022	1,200,000	1,209,188
2.13% due 12/31/2022	1,200,000	1,211,016
2.13% due 11/30/2023	1,300,000	1,314,371
2.13% due 02/29/2024	1,200,000	1,214,016
2.13% due 03/31/2024	1,300,000	1,315,488
2.13% due 07/31/2024	1,300,000	1,316,098
2.13% due 09/30/2024	2,000,000	2,025,156
2.13% due 11/30/2024	1,000,000	1,012,695
2.13% due 05/15/2025	1,300,000	1,316,453
2.25% due 02/15/2021	2,000,000	2,008,203
2.25% due 03/31/2021	2,000,000	2,009,766
2.25% due 04/30/2021	2,000,000	2,010,781
2.25% due 10/31/2024	1,000,000	1,018,789
2.25% due 11/15/2024	1,300,000	1,324,578
2.25% due 11/15/2025	1,300,000	1,325,949
2.25% due 02/15/2027	1,300,000	1,326,863

100

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
2.25% due 08/15/2027	$1,300,000	$1,326,965
2.25% due 11/15/2027	2,000,000	2,040,625
2.38% due 04/30/2020	2,000,000	2,003,594
2.38% due 03/15/2021	1,300,000	1,308,785
2.38% due 02/29/2024	2,000,000	2,046,406
2.38% due 08/15/2024	1,300,000	1,331,738
2.38% due 05/15/2027	1,300,000	1,339,305
2.38% due 05/15/2029	1,000,000	1,031,250
2.50% due 06/30/2020	1,500,000	1,505,625
2.50% due 01/15/2022	2,000,000	2,029,453
2.50% due 03/31/2023	1,000,000	1,022,813
2.50% due 08/15/2023	1,500,000	1,537,559
2.50% due 05/15/2024	1,500,000	1,544,121
2.63% due 08/15/2020	1,300,000	1,307,668
2.63% due 11/15/2020	1,300,000	1,309,902
2.63% due 12/31/2023	2,000,000	2,064,922
2.63% due 03/31/2025	2,000,000	2,078,906
2.63% due 12/31/2025	2,000,000	2,085,000
2.63% due 02/15/2029	1,800,000	1,893,867
2.75% due 11/15/2023	1,300,000	1,347,481
2.75% due 02/15/2024	1,500,000	1,558,359
2.75% due 02/28/2025	2,000,000	2,091,953
2.75% due 02/15/2028	2,000,000	2,119,688
2.88% due 04/30/2025	1,500,000	1,580,156
2.88% due 05/15/2028	2,000,000	2,141,094
2.88% due 08/15/2028	2,000,000	2,143,203
3.13% due 05/15/2021	1,300,000	1,326,508
3.13% due 11/15/2028	2,000,000	2,187,500
3.63% due 02/15/2021	1,300,000	1,332,043

		167,986,422

Total U.S. Government Treasuries (cost $167,811,365)		170,516,734

Security Description	Shares/ Principal Amount	Value (Note 2)
EXCHANGE-TRADED FUNDS — 6.5%
iShares 1-3 Year Treasury Bond ETF	84,800	$7,171,536
iShares 3-7 Year Treasury Bond ETF	63,600	7,972,260
iShares 7-10 Year Treasury Bond ETF	15,900	1,746,933
iShares iBoxx Investment Grade Corporate Bond Fund ETF	31,000	3,854,230

Total Exchange-Traded Funds (cost $20,231,621)		20,744,959

Total Long-Term Investment Securities (cost $311,244,286)		316,513,469

REPURCHASE AGREEMENTS — 0.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50% dated 07/31/2019, to be purchased 08/01/2019 in the amount $1,513,021 and collateralized by $1,475,000 of United States Treasury Notes, bearing interest at 2.88% due 11/30/2023 and having an approximate value of $1,545,228 (cost $1,513,000)	$1,513,000	1,513,000

TOTAL INVESTMENTS (cost $312,757,286)(1)	99.4%	318,026,469
Other assets less liabilities	0.6	1,901,808

NET ASSETS	100.0%	$319,928,277

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2019, the aggregate value of these securities was $1,121,141 representing 0.4% of net assets.
(1)	See Note 3 for cost of investments on a tax basis.
ETF	— Exchange-Traded Funds

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$82,635,886	$—	$82,635,886
Foreign Corporate Bonds & Notes	—	23,001,656	—	23,001,656
U.S. Government Agencies	—	19,614,234	—	19,614,234
U.S. Government Treasuries	—	170,516,734	—	170,516,734
Exchange-Traded Funds	20,744,959	—	—	20,744,959
Repurchase Agreements	—	1,513,000	—	1,513,000

Total Investments at Value	$20,744,959	$297,281,510	$—	$318,026,469

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

101

SunAmerica Series Trust SA Franklin Small Company Value Portfolio

PORTFOLIO PROFILE — July 31, 2019 — (unaudited)

Industry Allocation*

Banks-Commercial	15.3%
Real Estate Investment Trusts	7.0
Insurance-Multi-line	5.9
Electronic Components-Misc.	4.5
Insurance-Property/Casualty	3.4
Machinery-Pumps	3.0
Steel-Producers	2.9
Food-Meat Products	2.9
Building & Construction Products-Misc.	2.8
Lasers-System/Components	2.5
Real Estate Operations & Development	2.5
Machinery-Electrical	2.4
Building Products-Cement	2.4
Electric-Integrated	2.1
Machinery-Construction & Mining	2.0
Theaters	2.0
Metal Processors & Fabrication	2.0
Chemicals-Specialty	2.0
Oil-Field Services	1.9
Gold Mining	1.9
Hotels/Motels	1.9
Retail-Restaurants	1.9
U.S. Government Agencies	1.8
Building Products-Wood	1.8
Building-Mobile Home/Manufactured Housing	1.7
Machine Tools & Related Products	1.7
Apparel Manufacturers	1.6
Gas-Distribution	1.6
Semiconductor Equipment	1.6
Footwear & Related Apparel	1.5
Medical-Biomedical/Gene	1.4
Paper & Related Products	1.3
Consulting Services	1.2
Diversified Manufacturing Operations	1.1
Telecom Equipment-Fiber Optics	1.1
Building-Residential/Commercial	0.9
Wire & Cable Products	0.8
Retail-Apparel/Shoe	0.6
Transport-Equipment & Leasing	0.6
Electronic Components-Semiconductors	0.6
Electronic Measurement Instruments	0.4
Networking Products	0.3
Food-Canned	0.2
Textile-Apparel	0.2
Oil Field Machinery & Equipment	0.2
Repurchase Agreements	0.2
Oil Companies-Exploration & Production	0.1
Transport-Truck	0.1

99.8%

*	Calculated as a percentage of net assets

102

SunAmerica Series Trust SA Franklin Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.5%
Apparel Manufacturers — 1.6%
Carter’s, Inc.	55,797	$5,190,237

Banks-Commercial — 15.3%
Atlantic Union Bankshares Corp.	53,340	2,028,520
Bryn Mawr Bank Corp.	124,239	4,606,782
Columbia Banking System, Inc.	212,400	8,009,604
First Horizon National Corp.	542,500	8,897,000
First of Long Island Corp.	167,322	3,701,163
German American Bancorp, Inc.	44,027	1,389,052
Glacier Bancorp, Inc.	57,400	2,405,634
Lakeland Financial Corp.	148,377	6,823,858
Peoples Bancorp, Inc.	82,200	2,664,102
TCF Financial Corp.	99,667	4,190,001
TrustCo Bank Corp.	216,856	1,756,533
Washington Trust Bancorp, Inc.	57,043	2,865,270

		49,337,519

Building & Construction Products-Misc. — 2.8%
Gibraltar Industries, Inc.†	217,335	9,006,362

Building Products-Cement — 2.4%
Eagle Materials, Inc.	93,800	7,764,764

Building Products-Wood — 1.8%
Universal Forest Products, Inc.	140,490	5,680,011

Building-Mobile Home/Manufactured Housing — 1.7%
LCI Industries	59,984	5,496,334

Building-Residential/Commercial — 0.9%
Toll Brothers, Inc.	84,030	3,022,559

Chemicals-Specialty — 2.0%
Minerals Technologies, Inc.	120,997	6,443,090

Consulting Services — 1.2%
Huron Consulting Group, Inc.†	62,165	3,790,200

Diversified Manufacturing Operations — 1.1%
Federal Signal Corp.	111,646	3,477,773

Electric-Integrated — 2.1%
Black Hills Corp.	69,100	5,469,265
IDACORP, Inc.	13,111	1,338,109

		6,807,374

Electronic Components-Misc. — 4.5%
Advanced Energy Industries, Inc.†	113,922	6,653,045
Gentex Corp.	9,500	260,490
Plexus Corp.†	127,339	7,603,412

		14,516,947

Electronic Components-Semiconductors — 0.6%
Synaptics, Inc.†	62,958	2,025,988

Electronic Measurement Instruments — 0.4%
FARO Technologies, Inc.†	25,800	1,377,462

Food-Canned — 0.2%
Landec Corp.†	66,396	741,643

Food-Meat Products — 2.9%
Maple Leaf Foods, Inc.	397,530	9,322,286

Footwear & Related Apparel — 1.5%
Crocs, Inc.†	208,700	4,768,795

Gas-Distribution — 1.6%
Spire, Inc.	62,488	5,149,636

Gold Mining — 1.9%
OceanaGold Corp.	2,256,702	6,121,377

Security Description	Shares	Value (Note 2)
Hotels/Motels — 1.9%
Wyndham Hotels & Resorts, Inc.	107,900	$6,101,745

Insurance-Multi-line — 5.9%
Horace Mann Educators Corp.	217,688	9,456,367
Old Republic International Corp.	424,200	9,676,002

		19,132,369

Insurance-Property/Casualty — 3.4%
Hanover Insurance Group, Inc.	83,900	10,882,669

Lasers-System/Components — 2.5%
Coherent, Inc.†	58,813	8,166,185

Machine Tools & Related Products — 1.7%
Kennametal, Inc.	156,893	5,425,360

Machinery-Construction & Mining — 2.0%
Astec Industries, Inc.	33,827	1,105,805
Oshkosh Corp.	65,100	5,440,407

		6,546,212

Machinery-Electrical — 2.4%
Regal Beloit Corp.	98,500	7,842,570

Machinery-Pumps — 3.0%
Mueller Water Products, Inc., Class A	880,603	8,955,732
SPX FLOW, Inc.†	17,046	691,386

		9,647,118

Medical-Biomedical/Gene — 1.4%
Cambrex Corp.†	101,401	4,441,364

Metal Processors & Fabrication — 1.8%
Mueller Industries, Inc.	73,544	2,220,294
Rexnord Corp.†	118,435	3,468,961

		5,689,255

Networking Products — 0.3%
LogMeIn, Inc.	10,303	782,719

Oil Field Machinery & Equipment — 0.2%
Natural Gas Services Group, Inc.†	36,814	590,497

Oil-Field Services — 1.9%
Hunting PLC	1,014,640	6,258,057

Paper & Related Products — 1.3%
P.H. Glatfelter Co.	247,400	4,037,568

Real Estate Investment Trusts — 7.0%
Brandywine Realty Trust	299,000	4,410,250
Highwoods Properties, Inc.	130,200	5,901,966
LTC Properties, Inc.	62,193	2,866,475
Retail Properties of America, Inc., Class A	504,838	6,138,830
Sunstone Hotel Investors, Inc.	245,604	3,244,429

		22,561,950

Real Estate Operations & Development — 2.5%
McGrath RentCorp	119,499	8,139,077

Retail-Apparel/Shoe — 0.6%
Caleres, Inc.	109,488	2,056,185

Retail-Restaurants — 1.9%
Brinker International, Inc.	85,704	3,415,304
Jack in the Box, Inc.	36,700	2,636,161

		6,051,465

Semiconductor Equipment — 1.6%
MKS Instruments, Inc.	58,378	4,969,719

103

SunAmerica Series Trust SA Franklin Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
Steel-Producers — 2.9%
Carpenter Technology Corp.	92,501	$4,163,470
Reliance Steel & Aluminum Co.	52,900	5,287,355

		9,450,825

Telecom Equipment-Fiber Optics — 1.1%
Finisar Corp.†	144,900	3,409,497

Textile-Apparel — 0.2%
Unifi, Inc.†	34,200	639,882

Theaters — 2.0%
Cinemark Holdings, Inc.	162,600	6,490,992

Transport-Equipment & Leasing — 0.6%
Greenbrier Cos., Inc.	70,906	2,049,892

Transport-Truck — 0.1%
Heartland Express, Inc.	8,700	172,608

Wire & Cable Products — 0.8%
Encore Wire Corp.	20,653	1,134,263
Insteel Industries, Inc.	80,798	1,576,369

		2,710,632

Total Common Stocks (cost $296,866,984)		314,286,769

U.S. CORPORATE BONDS & NOTES — 0.3%
Metal Processors & Fabrication — 0.2%
Mueller Industries, Inc. Sub. Notes 6.00% due 03/01/2027	792,000	791,010

Security Description	Shares/ Principal Amount	Value (Note 2)
Oil Companies-Exploration & Production — 0.1%
Unit Corp. Company Guar. Notes 6.63% due 05/15/2021	324,000	$289,372

Total U.S. Corporate Bonds & Notes (cost $1,090,800)		1,080,382

Total Long-Term Investment Securities (cost $297,957,784)		315,367,151

SHORT-TERM INVESTMENT SECURITIES — 1.8%
U.S. Government Agencies — 1.8%
Federal Home Loan Bank Disc. Notes 2.18% due 08/01/2019 (cost $5,945,000)	$5,945,000	5,945,000

REPURCHASE AGREEMENTS — 0.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50% dated 07/31/2019, to be purchased 08/01/2019 in the amount $499,007 and collateralized by $490,000 of United States Treasury Notes, bearing interest at 2.88% due 11/30/2023 and having an approximate value of $513,330 (cost $499,000)	499,000	499,000

TOTAL INVESTMENTS (cost $304,401,784)(1)	99.8%	321,811,151
Other assets less liabilities	0.2	592,951

NET ASSETS	100.0%	$322,404,102

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$308,028,712	$6,258,057	**	$—	$314,286,769
U.S Corporate Bonds & Notes	—	1,080,382		—	1,080,382
Short-Term Investment Securities	—	5,945,000		—	5,945,000
Repurchase Agreements	—	499,000		—	499,000

Total Investments at Value	$308,028,712	$13,782,439		$—	$321,811,151

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

104

SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio

PORTFOLIO PROFILE — July 31, 2019 — (unaudited)

Industry Allocation*

Domestic Fixed Income Investment Companies	40.0%
Domestic Equity Investment Companies	32.0
International Equity Investment Companies	28.2

100.2%

*	Calculated as a percentage of net assets

105

SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.2%
Domestic Equity Investment Companies — 32.0%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	281,714	$6,758,311
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	136,828	1,546,160
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	48,443	542,557

Total Domestic Equity Investment Companies (cost $8,434,199)		8,847,028

Domestic Fixed Income Investment Companies — 40.0%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	671,573	7,071,668
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	390,109	3,990,810

Total Domestic Fixed Income Investment Companies (cost $10,643,456)		11,062,478

International Equity Investment Companies — 28.2%
SunAmerica Series Trust SA Emerging Markets Equity Index, Class 1	60,586	836,686
SunAmerica Series Trust SA International Index Portfolio, Class 1	646,326	6,967,397

Total International Equity Investment Companies (cost $7,765,552)		7,804,083

TOTAL INVESTMENTS (cost $26,843,207)(1)	100.2%	27,713,589
Liabilities in excess of other assets	(0.2)	(45,632)

NET ASSETS	100.0%	$27,667,957

@	The SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 8
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$27,713,589	$—	$—	$27,713,589

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

106

SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio

PORTFOLIO PROFILE — July 31, 2019 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	40.6%
International Equity Investment Companies	34.6
Domestic Fixed Income Investment Companies	24.9

100.1%

*	Calculated as a percentage of net assets

107

SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES @# — 100.1%
Domestic Equity Investment Companies — 40.6%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	381,190	$9,144,755
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	195,731	2,211,764
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	110,688	1,239,707

Total Domestic Equity Investment Companies (cost $12,068,944)		12,596,226

Domestic Fixed Income Investment Companies — 24.9%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	456,409	4,805,986
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	285,756	2,923,279

Total Domestic Fixed Income Investment Companies (cost $7,438,794)		7,729,265

International Equity Investment Companies — 34.6%
SunAmerica Series Trust SA Emerging Markets Equity Index, Class 1	113,607	1,568,916

Security Description	Shares	Value (Note 2)
International Equity Investment Companies (continued)
SunAmerica Series Trust SA International Index Portfolio, Class 1	852,205	$9,186,773

Total International Equity Investment Companies (cost $10,707,543)		10,755,689

TOTAL INVESTMENTS (cost $30,215,281)(1)	100.1%	31,081,180
Liabilities in excess of other assets	(0.1)	(45,846)

NET ASSETS	100.0%	$31,035,334

@	The SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectuses.
#	See Note 8
(1)	See Note 3 for cost of investments on a tax basis

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$31,081,180	$—	$—	$31,081,180

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial of Statements

108

SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio

PORTFOLIO PROFILE — July 31, 2019 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	48.6%
International Equity Investment Companies	41.5
Domestic Fixed Income Investment Companies	10.0

100.1%

*	Calculated as a percentage of net assets

109

SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.1%
Domestic Equity Investment Companies — 48.6%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	1,639,226	$39,325,018
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	920,398	10,400,500
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	506,834	5,676,542

Total Domestic Equity Investment Companies (cost $53,516,251)		55,402,060

Domestic Fixed Income Investment Companies — 10.0%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	674,898	7,106,679
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	412,149	4,216,278

Total Domestic Fixed Income Investment Companies (cost $10,955,952)		11,322,957

International Equity Investment Companies — 41.5%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	415,996	5,744,908

Security Description	Shares	Value (Note 2)
International Equity Investment Companies (continued)
SunAmerica Series Trust SA International Index Portfolio, Class 1	3,853,588	$41,541,680

Total International Equity Investment Companies (cost $47,455,556)		47,286,588

TOTAL INVESTMENTS (cost $111,927,759)(1)	100.1%	114,011,605
Liabilities in excess of other assets	(0.1)	(76,569)

NET ASSETS	100.0%	$113,935,036

@	The SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 8
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$114,011,605	$—	$—	$114,011,605

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

110

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO PROFILE — July 31, 2019 — (unaudited)

Industry Allocation*

Sovereign	42.1%
United States Treasury Notes	17.9
United States Treasury Bonds	6.6
Diversified Financial Services	6.5
Banks-Special Purpose	5.7
Diversified Banking Institutions	3.4
Banks-Commercial	3.1
Municipal Bonds & Notes	1.2
Regional Authority	1.0
Real Estate Investment Trusts	0.7
Data Processing/Management	0.6
Federal Home Loan Bank	0.6
Pipelines	0.6
Medical-Drugs	0.5
Federal National Mtg. Assoc.	0.5
SupraNational Banks	0.5
Cable/Satellite TV	0.4
Registered Investment Companies	0.4
Telephone-Integrated	0.4
Cellular Telecom	0.4
Brewery	0.4
Oil Companies-Exploration & Production	0.3
Electronic Components-Semiconductors	0.3
Commercial Paper	0.3
Agricultural Chemicals	0.3
Water	0.2
Federal Home Loan Mtg. Corp.	0.2
Tobacco	0.2
Real Estate Operations & Development	0.2
Medical Products	0.2
Retail-Discount	0.2
Semiconductor Components-Integrated Circuits	0.2
Commercial Services-Finance	0.2
Investment Companies	0.2
Airport Development/Maintenance	0.1
Chemicals-Diversified	0.1
Containers-Metal/Glass	0.1
Containers-Paper/Plastic	0.1
Oil Companies-Integrated	0.1
Retail-Restaurants	0.1
Dialysis Centers	0.1
Veterinary Diagnostics	0.1
Financial Guarantee Insurance	0.1
Pharmacy Services	0.1
Finance-Leasing Companies	0.1
Oil Refining & Marketing	0.1
Aerospace/Defense-Equipment	0.1
Medical-Hospitals	0.1
Consumer Products-Misc.	0.1
Building Societies	0.1

98.1%

Country Allocation*

United States	38.7%
Japan	19.8
United Kingdom	7.7
Italy	6.7
Germany	5.9
France	4.9
Spain	4.6
Belgium	1.8
Australia	1.5
Canada	1.3
Cayman Islands	1.0
Netherlands	0.7
SupraNational	0.6
Austria	0.4
Switzerland	0.4
Denmark	0.3
Sweden	0.3
Luxembourg	0.3
British Virgin Islands	0.2
Argentina	0.2
Mexico	0.1
Hong Kong	0.1
Dominican Republic	0.1
Guernsey	0.1
Israel	0.1
Bermuda	0.1
India	0.1
Indonesia	0.1

98.1%

Credit Quality#†

Aaa	40.9%
Aa	10.4
A	20.0
Baa	19.1
Ba	2.6
B	0.9
Caa	0.5
Not Rated@	5.6

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

111

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited)

Security Description		Principal Amount**	Value (Note 2)
ASSET BACKED SECURITIES — 6.4%
Cayman Islands — 0.8%
Recette Clo, Ltd. FRS Series 2015-1A, Class AR 3.20% (3 ML+0.92%) due 10/20/2027*(1)	$	3,050,000	$3,043,553

United Kingdom — 1.8%
Harben Finance PLC FRS Series 2017-1X, Class A 1.60% (3 ML GBP+0.80%) due 08/20/2056(2)	GBP	665,720	808,495
London Wall Mtg. Capital PLC FRS Series 2017-FL1, Class A 1.66% (3 ML GBP+0.85%) due 11/15/2049(2)	GBP	884,916	1,075,276
Ripon Mortgages PLC FRS Series 1X, Class A2 1.60% (3 ML GBP+0.80%) due 08/20/2056(2)	GBP	2,078,169	2,522,451
Ripon Mortgages PLC FRS Series 1X, Class A1 1.60% (3 ML GBP+0.80%) due 08/20/2056(2)	GBP	210,942	256,038
Silverstone Master Issuer PLC FRS Series 2019-1A, Class 1A 2.87% (3 ML+0.57%) due 01/21/2070*(2)		670,000	670,192
Tower Bridge Funding No.1 PLC FRS Series 2017-1, Class A 1.78% (3 ML GBP + 1.00%) due 03/20/2056(2)	GBP	453,394	551,979
Warwick Finance Residential Mortgages PLC FRS Series 1, Class A 1.77% (3 ML GBP+1.00%) due 09/21/2049(2)	GBP	1,109,257	1,353,533

			7,237,964

United States — 3.9%
Countrywide Alternative Loan Trust FRS Series 2006-OA1, Class 2A1 2.48% (1 ML+0.21%) due 03/20/2046(2)		230,190	213,008
Countrywide Alternative Loan Trust FRS Series 2005-82, Class A1 2.54% (1 ML+0.27%) due 02/25/2036(2)		437,983	401,022
ECMC Group Student Loan Trust FRS Series 2016-1A, Class A 3.75% (1 ML+1.35%) due 07/26/2066*		1,782,241	1,794,399
Higher Education Funding I FRS Series 2014-1, Class A 3.57% (3 ML+1.05%) due 05/25/2034*		1,772,791	1,778,269
Home Equity Loan Trust FRS Series 2007-FRE1, Class 2AV3 2.50% (1 ML+0.23%) due 04/25/2037		750,000	684,971

Security Description		Principal Amount**	Value (Note 2)
United States (continued)
Lehman XS Trust FRS Series 2007-7N, Class 1A2 2.51% (1 ML+0.24%) due 06/25/2047(2)	$	361,100	$327,283
Mill City Mtg. Loan Trust VRS Series 2017-2, Class A3 2.87% due 07/25/2059*(4)		374,478	376,547
Navient Student Loan Trust FRS Series 2016-5A, Class A 3.52% (1 ML+1.25%) due 06/25/2065*		1,976,662	2,004,470
Panhandle-Plains Higher Education Authority, Inc. FRS Series 2011-1, Class A3 3.27% (3 ML+0.95%) due 10/01/2037		1,203,930	1,204,650
Scholar Funding Trust FRS Series 2010-A, Class A 3.01% (3 ML+0.75%) due 10/28/2041*		543,363	541,278
Sequoia Mtg. Trust FRS Series 2004-10, Class A3A 3.29% (6 ML+0.66%) due 11/20/2034(2)		29,173	29,241
SLM Student Loan Trust FRS Series 2007-2, Class A4 2.34% (3 ML+0.06%) due 07/25/2022		1,884,450	1,836,142
SLM Student Loan Trust FRS Series 2003-1, Class A5A 2.52% (3 ML+0.11%) due 12/15/2032*		1,425,388	1,374,711
SLM Student Loan Trust FRS Series 2008-2, Class A3 3.03% (3 ML+0.75%) due 04/25/2023		285,133	282,539
SLM Student Loan Trust FRS Series 2008-4, Class A4 3.93% (3 ML+1.65%) due 07/25/2022		617,958	625,238
SLM Student Loan Trust FRS Series 2008-5, Class A4 3.98% (3 ML+1.70%) due 07/25/2023		778,249	789,908
Station Place Securitization Trust FRS Series 2015-2, Clas AR 2.92% (1 ML+0.55%) due 05/15/2021*(2)(3)		850,000	850,000
Washington Mutual Mtg. Pass-Through Certs. FRS Series 2006-AR5 Class 4A 3.50% (12 MTA+0.99%) due 06/25/2046(2)		306,310	270,074
Wells Fargo Alternative Loan Trust VRS Series 2007-PA6, Class A1 4.74% due 12/28/2037(2)(4)		283,633	282,307

			15,666,057

Total Asset Backed Securities (cost $26,389,525)			25,947,574

112

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
CORPORATE BONDS & NOTES — 19.6%
Belgium — 0.2%
KBC Group NV Senior Notes 0.75% due 10/18/2023	EUR	600,000	$684,041

Bermuda — 0.1%
IHS Markit, Ltd. Company Guar. Notes 4.75% due 02/15/2025*		250,000	268,350

British Virgin Islands — 0.2%
Easy Tactic, Ltd. Senior Sec. Notes 8.13% due 07/11/2024		200,000	200,743
Huarong Finance 2019 Co., Ltd. Company Guar. Notes 3.75% due 05/29/2024		260,000	262,392
Huarong Finance II Co., Ltd. Company Guar. Notes 5.50% due 01/16/2025		200,000	218,773

			681,908

Canada — 0.1%
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 5.00% due 10/15/2025*		400,000	408,000
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027		150,000	154,501

			562,501

Cayman Islands — 0.2%
Avolon Holdings Funding, Ltd. Company Guar. Notes 3.95% due 07/01/2024*		250,000	255,325
Thames Water Utilities Cayman Finance, Ltd. Sec. Notes 5.75% due 09/13/2030	GBP	550,000	736,009

			991,334

France — 2.6%
BNP Paribas SA Senior Notes 3.38% due 01/09/2025*		2,050,000	2,084,312
BPCE SA Senior Notes 4.00% due 09/12/2023*		1,300,000	1,358,890
Dexia Credit Local SA Government Guar. Notes 1.13% due 06/15/2022	GBP	5,600,000	6,867,429
Total Capital International SA Company Guar. Notes 3.46% due 07/12/2049		200,000	199,692

			10,510,323

Germany — 5.8%
Commerzbank AG Sub. Notes 4.00% due 03/23/2026	EUR	300,000	384,203
KFW Government Guar. Notes zero coupon due 06/30/2022	EUR	800,000	901,579

Security Description		Principal Amount**	Value (Note 2)
Germany (continued)
KFW Government Guar. Notes zero coupon due 12/15/2022	EUR	16,000,000	$18,075,635
KFW Government Guar. Notes 0.38% coupon due 03/15/2023	EUR	2,800,000	3,208,397
KFW Government Guar. Notes 5.00% due 12/01/2020	SEK	2,000,000	221,170
KFW Government Guar. Notes 6.00% due 08/20/2020	AUD	800,000	574,991

			23,365,975

Guernsey — 0.1%
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 1.25% due 04/14/2022	EUR	350,000	400,985

Hong Kong — 0.1%
CNAC HK Finbridge Co., Ltd. Company Guar. Notes 3.13% due 06/19/2022		270,000	268,988
CNAC HK Finbridge Co., Ltd. Company Guar. Notes 4.63% due 03/14/2023		200,000	209,071

			478,059

India — 0.1%
Reliance Industries, Ltd. Senior Notes 3.67% due 11/30/2027*		250,000	253,111

Italy — 0.1%
Telecom Italia SpA Senior Notes 4.00% due 04/11/2024	EUR	350,000	424,483

Japan — 0.1%
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.75% due 07/18/2039		200,000	205,805

Luxembourg — 0.3%
Gazprom OAO Via Gaz Capital SA Senior Notes 5.15% due 02/11/2026*		340,000	365,142
Logicor Financing SARL Company Guar. Notes 2.25% due 05/13/2025	EUR	350,000	416,796
Logicor Financing SARL Company Guar. Notes 3.25% due 11/13/2028	EUR	300,000	376,808

			1,158,746

Mexico — 0.1%
Mexico City Airport Trust Senior Sec. Notes 3.88% due 04/30/2028*		210,000	202,390
Mexico City Airport Trust Senior Sec. Notes 5.50% due 07/31/2047*		200,000	198,700

113

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Mexico (continued)
Mexico City Airport Trust Senior Sec. Notes 5.50% due 07/31/2047	$	200,000	$198,700

			599,790

Netherlands — 0.6%
Cooperatieve Rabobank UA Sub. Notes 3.88% due 07/25/2023	EUR	450,000	574,156
NXP BV/NXP Funding LLC Company Guar. Notes 3.88% due 09/01/2022*		900,000	926,288
Syngenta Finance NV Company Guar. Notes 4.44% due 04/24/2023*		450,000	470,395
Syngenta Finance NV Company Guar. Notes 4.89% due 04/24/2025*		350,000	366,574
Syngenta Finance NV Company Guar. Notes 5.18% due 04/24/2028*		200,000	209,897

			2,547,310

Spain — 0.5%
Banco de Sabadell SA Senior Notes 0.88% due 03/05/2023	EUR	300,000	337,959
Banco Santander SA Senior Notes 2.71% due 06/27/2024		600,000	597,361
Banco Santander SA Senior Notes 3.31% due 06/27/2029		200,000	202,107
CaixaBank SA Senior Notes 1.13% due 05/17/2024	EUR	400,000	463,394
FCC Aqualia SA Senior Sec. Notes 2.63% due 06/08/2027	EUR	500,000	611,083

			2,211,904

SupraNational — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 7.25% due 05/15/2024*		400,000	422,208

Switzerland — 0.2%
Credit Suisse Group AG Senior Bonds 3.87% due 01/12/2029*		600,000	619,867

United Kingdom — 1.0%
BAT International Finance PLC Company Guar. Notes 3.95% due 06/15/2025*		1,000,000	1,035,718
HSBC Holdings PLC Senior Notes 2.18% due 06/27/2023	GBP	600,000	743,059
Nationwide Building Society Senior Notes 3.96% due 07/18/2030*		200,000	201,516

Security Description		Principal Amount**	Value (Note 2)
United Kingdom (continued)
Royal Bank of Scotland Group PLC Senior Notes 4.27% due 03/22/2025	$	1,200,000	$1,228,925
Santander UK PLC Senior Notes 2.88% due 06/18/2024		700,000	699,347

			3,908,565

United States — 7.1%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.38% due 08/15/2031		300,000	305,466
Anadarko Petroleum Corp. Senior Notes 5.55% due 03/15/2026		350,000	393,013
Anadarko Petroleum Corp. Senior Notes 6.60% due 03/15/2046		100,000	128,143
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.65% due 02/01/2026		550,000	580,080
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023		270,000	278,024
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.15% due 01/23/2025		300,000	322,907
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048		200,000	218,086
AT&T, Inc. Senior Notes 3.95% due 01/15/2025		100,000	105,592
AT&T, Inc. Senior Notes 4.10% due 02/15/2028		300,000	318,710
AT&T, Inc. Senior Notes 4.35% due 06/15/2045		50,000	50,291
Bank of America Corp. Senior Notes 3.37% due 01/23/2026		1,000,000	1,028,574
Bayer US Finance II LLC Company Guar. Notes 3.88% due 12/15/2023*		400,000	412,451
Bayer US Finance II LLC Company Guar. Notes 4.25% due 12/15/2025*		650,000	682,365
Bayer US Finance II LLC Company Guar. Notes 4.38% due 12/15/2028*		350,000	367,651
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024		950,000	981,591
Broadcom, Inc. Company Guar. Notes 3.13% due 10/15/2022*		350,000	351,202

114

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
United States (continued)
Broadcom, Inc. Company Guar. Notes 3.63% due 10/15/2024*	$	400,000	$400,956
Broadcom, Inc. Company Guar. Notes 4.25% due 04/15/2026*		400,000	403,055
Cigna Corp. Company Guar. Notes 3.75% due 07/15/2023*		250,000	259,657
CIT Group, Inc. Senior Notes 5.25% due 03/07/2025		400,000	438,500
Citigroup, Inc. Senior Notes 3.40% due 05/01/2026		1,400,000	1,449,293
Comcast Corp. Company Guar. Notes 3.70% due 04/15/2024		750,000	793,059
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025		550,000	591,958
Comcast Corp. Company Guar. Notes 4.15% due 10/15/2028		550,000	606,158
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023		100,000	104,371
Crown Castle International Corp. Senior Notes 4.30% due 02/15/2029		250,000	271,077
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024		400,000	399,608
Diamondback Energy, Inc. Company Guar. Notes 4.75% due 11/01/2024		400,000	411,500
Dollar Tree, Inc. Senior Notes 4.00% due 05/15/2025		400,000	416,863
Dollar Tree, Inc. Senior Notes 4.20% due 05/15/2028		500,000	521,003
Elanco Animal Health, Inc. Senior Notes 4.27% due 08/28/2023		350,000	368,137
EMD Finance LLC Company Guar. Notes 3.25% due 03/19/2025*		900,000	917,549
EQM Midstream Partners LP Senior Notes 4.75% due 07/15/2023		400,000	409,341
Fidelity National Information Services, Inc. Senior Notes 0.75% due 05/21/2023	EUR	400,000	455,979
Fidelity National Information Services, Inc. Senior Notes 1.50% due 05/21/2027	EUR	550,000	657,537

Security Description		Principal Amount**	Value (Note 2)
United States (continued)
Fidelity National Information Services, Inc. Senior Notes 2.60% due 05/21/2025	GBP	200,000	$255,897
Fidelity National Information Services, Inc. Senior Notes 2.95% due 05/21/2039	EUR	150,000	198,742
Fiserv, Inc. Senior Notes 1.13% due 07/01/2027	EUR	450,000	518,679
Fiserv, Inc. Senior Notes 3.20% due 07/01/2026		250,000	255,098
Fiserv, Inc. Senior Notes 3.50% due 07/01/2029		250,000	255,755
Fox Corp. Senior Notes 4.03% due 01/25/2024*		150,000	158,846
General Electric Capital Corp. Senior Notes 3.10% due 01/09/2023		150,000	151,346
General Electric Co. Senior Notes 2.70% due 10/09/2022		50,000	49,900
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025		200,000	216,292
HCP, Inc. Senior Notes 3.25% due 07/15/2026		50,000	50,586
JPMorgan Chase & Co. Senior Notes 4.02% due 12/05/2024		1,450,000	1,537,366
Level 3 Financing, Inc. Company Guar. Notes 5.63% due 02/01/2023		400,000	405,200
MGIC Investment Corp. Senior Notes 5.75% due 08/15/2023		250,000	271,563
Morgan Stanley Senior Notes 3.13% due 07/27/2026		1,500,000	1,520,949
MPLX LP Senior Notes 4.50% due 04/15/2038		250,000	253,114
MPLX LP Senior Notes 4.70% due 04/15/2048		200,000	202,149
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 4.63% due 08/01/2029		300,000	303,840
Refinitiv US Holdings, Inc. Senior Sec. Notes 6.25% due 05/15/2026*		400,000	430,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 7.00% due 07/15/2024*		400,000	414,000
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 03/01/2025		650,000	721,477

115

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
United States (continued)
Spectrum Brands, Inc. Company Guar. Notes 6.63% due 11/15/2022	$	200,000	$204,000
Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020		1,450,000	1,503,955
United Technologies Corp. Senior Notes 4.13% due 11/16/2028		200,000	221,018
Valero Energy Partners LP Company Guar. Notes 4.38% due 12/15/2026		300,000	322,514
VEREIT Operating Partnership LP Company Guar. Notes 4.63% due 11/01/2025		650,000	702,552
VEREIT Operating Partnership LP Company Guar. Notes 4.88% due 06/01/2026		300,000	328,558
Verizon Communications, Inc. Senior Notes 2.63% due 08/15/2026		500,000	499,520
WEA Finance LLC Company Guar. Notes 3.50% due 06/15/2029*		400,000	407,258

			28,759,921

Venezuela — 0.0%
Petroleos de Venezuela SA Company Guar. Bonds 5.38% due 04/12/2027†(5)(6)		390,000	54,600

Total Corporate Bonds & Notes (cost $78,941,100)			79,109,786

FOREIGN GOVERNMENT OBLIGATIONS — 43.6%
Argentina — 0.2%
Republic of Argentina Senior Notes 3.38% due 01/15/2023	EUR	240,000	213,195
Republic of Argentina Senior Notes 5.25% due 01/15/2028	EUR	310,000	255,576
Republic of Argentina Senior Notes 3.75% due 12/31/2038(7)		100,000	59,650
Republic of Argentina Senior Bonds 6.88% due 01/11/2048		150,000	113,400

			641,821

Australia — 1.5%
Commonwealth of Australia Senior Bonds 2.75% due 11/21/2027	AUD	3,750,000	2,891,971
Commonwealth of Australia Senior Notes 3.25% due 06/21/2039	AUD	740,000	643,704
Commonwealth of Australia Senior Bonds 4.50% due 04/21/2033	AUD	1,100,000	1,051,246

Security Description		Principal Amount**	Value (Note 2)
Australia (continued)
Commonwealth of Australia Senior Bonds 5.50% due 04/21/2023	AUD	1,660,000	$1,329,605

			5,916,526

Austria — 0.4%
Republic of Austria Senior Notes 1.50% due 11/02/2086*	EUR	1,100,000	1,623,662

Belgium — 1.6%
Kingdom of Belgium Senior Notes 0.20% due 10/22/2023*	EUR	2,170,000	2,486,926
Kingdom of Belgium Senior Notes 0.80% due 06/22/2027*	EUR	650,000	782,193
Kingdom of Belgium Senior Notes 0.90% due 06/22/2029*	EUR	1,140,000	1,389,443
Kingdom of Belgium Senior Bonds 2.15% due 06/22/2066*	EUR	1,170,000	1,824,146

			6,482,708

Canada — 1.2%
Government of Canada Bonds 2.75% due 12/01/2048	CAD	880,000	824,125
Province of British Columbia, Canada Senior Notes 2.85% due 06/18/2025	CAD	3,600,000	2,865,680
Province of British Columbia, Canada Senior Notes 4.95% due 06/18/2040	CAD	400,000	427,901
Province of Ontario, Canada Notes 2.85% due 06/02/2023	CAD	1,200,000	941,861

			5,059,567

Denmark — 0.3%
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	4,700,000	1,353,765

Dominican Republic — 0.1%
Dominican Republic Senior Notes 6.40% due 06/05/2049*		380,000	404,704

France — 2.1%
Government of France Bonds 1.75% due 05/25/2066*	EUR	1,100,000	1,595,056
Government of France Bonds 2.75% due 10/25/2027	EUR	1,220,000	1,702,383
Government of France Bonds 4.50% due 04/25/2041	EUR	2,560,000	5,233,516

			8,530,955

116

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Germany — 0.1%
Federal Republic of Germany Bonds 1.25% due 08/15/2048	EUR	160,000	$233,738

Indonesia — 0.1%
Republic of Indonesia Senior Notes 4.45% due 02/11/2024		200,000	213,816

Israel — 0.1%
Israel Government USAID Government Guar. Bonds 5.50% due 09/18/2023		300,000	342,107

Italy — 6.6%
Republic of Italy Bonds 0.70% due 05/01/2020	EUR	180,000	200,567
Republic of Italy Bonds 0.95% due 03/01/2023	EUR	2,550,000	2,865,211
Republic of Italy Bonds 2.80% due 12/01/2028	EUR	7,390,000	9,154,241
Republic of Italy Bonds 2.80% due 03/01/2067*	EUR	930,000	1,029,968
Republic of Italy Bonds 2.95% due 09/01/2038*	EUR	3,060,000	3,748,019
Republic of Italy Bonds 3.75% due 08/01/2021*	EUR	1,300,000	1,543,720
Republic of Italy Bonds 5.50% due 11/01/2022	EUR	6,380,000	8,203,339

			26,745,065

Japan — 19.7%
Government of Japan Senior Notes 0.10% due 07/01/2021	JPY	1,801,950,000	16,659,963
Government of Japan Senior Notes 0.10% due 08/01/2021	JPY	504,150,000	4,662,426
Government of Japan Senior Notes 0.10% due 06/20/2029	JPY	1,850,000	17,440
Government of Japan Senior Notes 0.30% due 06/20/2039	JPY	601,550,000	5,627,664
Government of Japan Senior Notes 0.40% due 03/20/2039	JPY	133,000,000	1,268,714
Government of Japan Senior Notes 0.40% due 06/20/2049	JPY	114,700,000	1,067,430
Government of Japan Senior Notes 0.50% due 03/20/2049	JPY	218,000,000	2,085,658
Government of Japan Senior Notes 0.50% due 03/20/2059	JPY	359,150,000	3,417,752

Security Description		Principal Amount**	Value (Note 2)
Japan (continued)
Government of Japan Senior Bonds 1.40% due 09/20/2034	JPY	1,431,350,000	$15,836,160
Government of Japan Senior Notes 2.00% due 06/20/2022	JPY	1,056,000,000	10,330,338
Government of Japan Senior Bonds 2.00% due 09/20/2041	JPY	472,800,000	5,986,337
Government of Japan Senior Bonds 2.00% due 03/20/2052	JPY	75,150,000	1,036,716
Government of Japan CPI Linked Senior Bonds 0.10% due 03/10/2025(8)	JPY	619,860,200	5,851,608
Government of Japan CPI Linked Senior Bonds 0.10% due 03/10/2026(8)	JPY	580,447,556	5,511,557

			79,359,763

Spain — 3.9%
Kingdom of Spain Bonds 1.50% due 04/30/2027*	EUR	4,820,000	5,936,013
Kingdom of Spain Senior Notes 3.45% due 07/30/2066*	EUR	750,000	1,333,017
Kingdom of Spain Bonds 3.80% due 04/30/2024*	EUR	2,110,000	2,792,040
Kingdom of Spain Senior Bonds 4.90% due 07/30/2040*	EUR	780,000	1,512,560
Kingdom of Spain Bonds 5.15% due 10/31/2044*	EUR	740,000	1,541,167
Kingdom of Spain Senior Bonds 5.90% due 07/30/2026*	EUR	1,640,000	2,572,082

			15,686,879

SupraNational — 0.5%
Asian Development Bank Senior Notes 2.35% due 06/21/2027	JPY	40,000,000	445,660
European Investment Bank Senior Notes 5.00% due 12/01/2020	SEK	2,950,000	326,329
Inter-American Development Bank Senior Notes 7.00% due 06/15/2025		850,000	1,069,686

			1,841,675

Sweden — 0.3%
Kingdom of Sweden Bonds 1.00% due 11/12/2026	SEK	4,610,000	526,317
Kingdom of Sweden Bonds 3.50% due 06/01/2022	SEK	7,130,000	826,678

			1,352,995

117

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
United Kingdom — 4.9%
United Kingdom Gilt Treasury Bonds 3.25% due 01/22/2044	GBP	3,130,000	$5,352,549
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	3,030,000	5,431,118
United Kingdom Gilt Treasury Bonds 3.50% due 07/22/2068	GBP	770,000	1,696,377
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2046	GBP	800,000	1,627,433
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	3,040,000	5,514,360

			19,621,837

Venezuela — 0.0%
Republic of Venezuela Senior Bonds 9.25% due 05/07/2028†(5)(6)		230,000	35,075

Total Foreign Government Obligations (cost $166,483,766)			175,446,658

MUNICIPAL BONDS & NOTES — 1.2%
United States — 1.2%
Louisiana Public Facilities Authority FRS Revenue Bonds 3.23% (3 ML + 0.95%) due 04/25/2035		3,150,000	3,180,272
New Hampshire Higher Education Loan Corp. FRS Revenue Bonds 3.13% (3 ML + 0.85%) due 10/25/2037		1,466,724	1,475,832

Total Municipal Bonds & Notes (cost $4,574,720)			4,656,104

U.S. GOVERNMENT AGENCIES — 1.3%
United States — 1.3%
Federal Home Loan Bank 2.63% due 09/12/2025		2,200,000	2,280,804
Federal Home Loan Mtg. Corp.
5.00% due 07/01/2035		453,927	498,810
5.00% due 11/01/2038		91,379	99,667
5.00% due 01/01/2039		29,595	32,279
5.00% due 09/01/2039		67,980	74,163
5.00% due 05/01/2041		306,151	334,493
Federal National Mtg. Assoc.
4.50% due 02/01/2040		8,580	8,994
4.50% due 08/01/2041		110,886	119,691
6.00% due 10/01/2034		282,274	319,881
6.00% due 11/01/2034		52,714	58,185
6.00% due 02/01/2037		222,891	246,888
6.00% due 03/01/2037		28,739	32,639
6.00% due 10/01/2037		115,632	131,346
6.00% due 08/01/2038		88,024	99,850
6.00% due 06/01/2039		1,158	1,277
6.00% due 10/01/2040		114,056	129,762
6.00% due 04/01/2041		15,134	17,209

Security Description		Principal Amount**	Value (Note 2)
United States (continued)
6.00% due 05/01/2041	$	103,939	$118,202
6.00% due 10/01/2041		105,245	116,722
Federal National Mtg. Assoc. REMIC
Series 2012-153, Class B 7.00% due 07/25/2042(2)		352,757	413,059
Series 2012-111, Class B 7.00% due 10/25/2042(2)		94,817	112,054

Total U.S. Government Agencies (cost $5,087,589)			5,245,975

U.S. GOVERNMENT TREASURIES — 24.5%
United States — 24.5%
United States Treasury Bonds
2.75% due 11/15/2047		2,010,000	2,096,603
2.88% due 08/15/2045(11)		7,200,000	7,690,219
3.00% due 05/15/2045(11)		7,910,000	8,643,529
3.63% due 02/15/2044(11)		6,910,000	8,344,905
United States Treasury Notes
0.75% due 07/15/2028 TIPS(8)		1,203,732	1,256,004
2.13% due 07/31/2024		7,880,000	7,977,576
2.25% due 11/15/2027		6,070,000	6,193,297
2.38% due 04/30/2020		4,090,000	4,097,349
2.38% due 01/31/2023		49,000,000	49,855,586
2.88% due 08/15/2028		2,520,000	2,700,436

Total U.S. Government Treasuries (cost $96,722,961)			98,855,504

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.7%
France — 0.2%
BNP Paribas SA 6.63% due 09/25/2019*(9)		400,000	417,000
Societe Generale SA VRS 8.00% due 09/29/2019*(9)		350,000	388,937

			805,937

Italy — 0.0%
UniCredit SpA 8.00% due 12/03/2019(9)		200,000	201,000

Netherlands — 0.1%
ING Groep NV 6.75% due 10/16/2019(9)		200,000	208,250

Spain — 0.2%
Banco Santander SA 4.75% due 09/19/2019(9)	EUR	400,000	422,321
CaixaBank SA 5.25% due 09/23/2019(9)	EUR	400,000	417,339

			839,660

Switzerland — 0.2%
Credit Suisse Group AG 7.25% due 09/12/2019*(9)		200,000	214,000
UBS Group Funding Switzerland AG Company Guar. Notes 7.00% due 01/31/2020*(9)		600,000	633,000

			847,000

Total Preferred Securities/Capital Securities (cost $2,884,948)			2,901,847

Total Long-Term Investment Securities (cost $381,084,609)			392,163,448

118

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description		Shares/ Principal Amount**	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 0.8%
Commercial Paper — 0.3%
VW Credit, Inc. 2.64% due 03/30/2020*	$	1,150,000	$1,129,763
Registered Investment Companies — 0.5%
State Street Institutional U.S. Government Money Market Fund, Administration Class 2.26% (10)		1,853,753	1,853,753

Total Short-Term Investment Securities (cost $2,984,040)			2,983,516

TOTAL INVESTMENTS (cost $384,068,649)(12)		98.1%	395,146,964
Other assets less liabilities		1.9	7,702,614

NET ASSETS		100.0%	$402,849,578

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2019, the aggregate value of these securities was $62,182,508 representing 15.4% of net assets.
**	Denominated in United States dollars unless otherwise indicated.
†	Non-income producing security
(1)	Collateralized Loan Obligation
(2)	Collateralized Mortgage Obligation
(3)	Securities classified as Level 3 (see Note 2).
(4)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	Security in default of interest.
(6)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2019, the Portfolio held the following restricted securities:

Description	Acquisition Date	Principal Amount	Acquisition Cost	Value	Value Per Par	% of Net Assets
Corporate Bonds & Notes

Petroleos de Venezuela SA 5.38% due 04/12/2027	10/23/2017	390,000	$115,546	$54,600	$14.00	0.01%

Foreign Government Obligations

Republic of Venezuela 9.25% due 05/07/2028	8/1/2017	230,000	93,621	35,075	15.25	0.01%

				$89,675		0.02%

(7)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of July 31, 2019.
(8)	Principal amount of security is adjusted for inflation.
(9)	Perpetual maturity — maturity date reflects the next call date.
(10)	The rate shown is the 7-day yield as of July 31, 2019.
(11)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(12)	See Note 3 for cost of investments on a tax basis.

CLO — Collateralized Loan Obligation

REMIC — Real Estate Mortgage Investment Conduit

TIPS — Treasury Inflation Protected Securities

USAID — United States Agency for International Development

AUD — Australian Dollar

CAD — Canadian Dollar

DKK — Danish Krone

EUR — Euro Currency

GBP — British Pound

JPY — Japanese Yen

SEK — Swedish Krona

USD — U.S. Dollar

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at July 31, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 MTA — Federal Reserve 12-Month Treasury average Index

119

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation

15	Long	Australian 10 Year Bonds	September 2019	$1,475,981	$1,489,648	$13,667

26	Long	Australian 3 Year Bonds	September 2019	2,047,516	2,052,685	5,169

10	Long	Euro-BTP	September 2019	1,424,709	1,547,697	122,988

73	Long	Euro-Bund	September 2019	13,821,920	14,147,588	325,668

7	Long	Euro-OAT	September 2019	1,273,018	1,295,866	22,848

89	Long	Euro-Schatz	September 2019	11,044,432	11,066,600	22,168

92	Long	U.S. Treasury 10 Year Notes	September 2019	11,721,063	11,722,813	1,750

73	Short	U.S. Treasury 5 Year Notes	September 2019	8,593,805	8,581,492	12,313

63	Long	U.S. Treasury Long Bonds	September 2019	9,582,683	9,802,406	219,723

11	Long	U.S. Treasury Ultra Long Bonds	September 2019	1,931,875	1,953,188	21,313

						$767,607

						Unrealized (Depreciation)

5	Short	90 Day Euro Dollar	September 2019	$1,217,563	$1,222,313	$(4,750)

51	Short	90 Day Euro Dollar	December 2019	12,399,280	12,476,513	(77,233)

1	Long	90 Day Euro Dollar	March 2020	245,421	245,225	(196)

5	Long	90 Day Euro Dollar	June 2020	1,228,254	1,227,375	(879)

8	Short	Euro-BOBL	September 2019	1,186,881	1,195,560	(8,679)

56	Short	Long GILT	September 2019	9,036,569	9,045,933	(9,364)

82	Short	U.S. Treasury 10 Year Ultra Bonds	September 2019	11,114,330	11,303,188	(188,858)

94	Long	U.S. Treasury 2 Year Notes	September 2019	20,211,057	20,154,188	(56,869)

						$(346,828)

		Net Unrealized Appreciation (Depreciation)				$420,779

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Morgan Stanley & Co.	AUD	1,869,399	EUR	1,155,099	09/18/2019	$3,073	$—
	AUD	1,850,919	JPY	138,132,838	09/18/2019	6,374	—
	AUD	10,066,984	USD	7,054,719	09/18/2019	159,186	—
	BRL	20,163,494	USD	5,330,512	08/02/2019	47,062	—
	BRL	1,302,210	USD	346,005	09/04/2019	5,533	—
	CAD	1,371,436	EUR	931,865	09/18/2019	—	(4,584)
	CAD	312,757	GBP	186,576	09/18/2019	—	(9,769)
	CAD	913,234	JPY	75,020,726	09/18/2019	—	(561)
	CAD	9,611,054	USD	7,321,913	09/18/2019	33,061	—
	CHF	231,865	AUD	338,200	09/18/2019	—	(2,434)
	CHF	343,808	EUR	313,236	09/18/2019	963	—
	CHF	344,599	GBP	278,850	09/18/2019	—	(8,009)
	CHF	3,386,122	USD	3,465,752	09/18/2019	47,156	—
	CLP	1,388,991,590	USD	2,012,051	08/05/2019	39,058	—
	CNH	25,056,203	USD	3,625,710	09/18/2019	86	—
	COP	1,338,253,391	USD	419,206	08/20/2019	11,770	—
	EUR	294,907	AUD	479,598	09/18/2019	808	—
	EUR	623,885	CHF	688,694	09/18/2019	2,037	—
	EUR	1,908,227	CZK	49,157,931	09/18/2019	—	(1,899)
	EUR	1,554,569	GBP	1,387,544	09/18/2019	—	(36,139)
	EUR	319,092	HUF	104,083,900	09/18/2019	—	(288)
	EUR	5,022,512	NOK	49,072,173	09/18/2019	—	(33,066)
	EUR	4,700,309	PLN	20,110,824	09/18/2019	—	(28,307)
	EUR	2,586,872	SEK	27,500,879	09/18/2019	—	(18,043)

120

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	EUR	7,686,079	USD	8,739,231	09/18/2019	$198,462	$—
	EUR	1,585,487	USD	1,789,068	09/25/2019	26,253	—
	GBP	177,171	AUD	318,664	09/18/2019	2,318	—
	GBP	2,422,669	EUR	2,653,506	09/18/2019	—	(4,451)
	GBP	111,101	JPY	15,024,234	09/18/2019	3,166	—
	GBP	1,669,830	USD	2,079,178	09/18/2019	43,798	—
	GBP	7,166,000	USD	9,044,517	09/30/2019	304,522	—
	IDR	7,131,995,617	USD	510,876	08/13/2019	4,168	—
	INR	130,013,324	USD	1,885,304	08/05/2019	—	(3,365)
	INR	71,643,801	USD	1,043,180	08/13/2019	4,600	—
	JPY	31,481,671	CHF	287,069	09/18/2019	—	(577)
	JPY	89,208,153	USD	832,140	09/05/2019	10,106	—
	JPY	914,261,404	USD	8,505,652	09/18/2019	72,160	—
	KRW	3,229,659,804	USD	2,734,260	08/05/2019	9,436	—
	MXN	61,367,537	USD	3,184,753	09/18/2019	7,265	—
	NOK	16,645,970	EUR	1,713,602	09/18/2019	22,213	—
	NOK	1,317,909	SEK	1,440,658	09/18/2019	641	—
	NOK	37,678,415	USD	4,400,335	09/18/2019	140,530	—
	NZD	516,817	EUR	311,185	09/18/2019	6,113	—
	NZD	1,699,134	JPY	122,995,129	09/18/2019	17,804	—
	NZD	9,570,143	USD	6,405,078	09/18/2019	115,134	—
	PLN	1,325,812	EUR	311,202	09/18/2019	3,347	—
	PLN	685,309	HUF	51,826,482	09/18/2019	—	(607)
	PLN	1,885,132	USD	502,864	09/18/2019	15,930	—
	RON	2,782,343	USD	665,792	09/18/2019	14,661	—
	SEK	15,604,822	EUR	1,472,229	09/18/2019	15,084	—
	SEK	2,062,939	GBP	175,811	09/18/2019	24	—
	SEK	7,026,500	NOK	6,445,400	09/18/2019	—	(1,139)
	SEK	26,966,693	USD	2,899,848	09/18/2019	98,845	—
	SEK	6,603,594	USD	708,905	10/07/2019	22,057	—
	SGD	3,226,636	USD	2,376,765	09/18/2019	27,038	—
	TRY	1,985,418	EUR	311,921	09/18/2019	—	(2,536)
	TRY	7,927,025	USD	1,324,147	09/18/2019	—	(69,847)
	TWD	112,729,171	USD	3,603,104	08/05/2019	—	(19,781)
	USD	541,951	ARS	24,182,096	08/26/2019	—	(8,807)
	USD	6,522,414	AUD	9,359,309	09/18/2019	—	(111,615)
	USD	5,268,505	BRL	20,163,494	08/02/2019	14,945	—
	USD	4,936,559	BRL	18,696,157	09/04/2019	—	(48,307)
	USD	8,254,542	CAD	10,895,855	09/18/2019	8,680	—
	USD	2,766,514	CHF	2,715,736	09/18/2019	—	(24,734)
	USD	2,035,935	CLP	1,388,991,590	08/05/2019	—	(62,941)
	USD	130,904	CLP	91,724,087	10/01/2019	—	(571)
	USD	3,537,096	CNH	24,413,595	09/18/2019	—	(4,458)
	USD	944,153	COP	3,047,133,300	08/20/2019	—	(16,442)
	USD	575,324	DKK	3,779,000	09/09/2019	—	(13,298)
	USD	5,064,413	EUR	4,484,012	09/18/2019	—	(81,780)
	USD	23,291,490	EUR	20,641,000	09/25/2019	—	(341,903)
	USD	1,824,852	GBP	1,434,793	09/18/2019	—	(75,963)
	USD	428,819	HUF	121,136,222	09/18/2019	—	(16,488)
	USD	1,048,227	IDR	14,873,852,674	08/13/2019	8,517	—
	USD	1,890,333	INR	130,013,324	08/05/2019	—	(1,664)
	USD	1,966,178	INR	136,181,822	08/13/2019	7,974	—
	USD	3,270,107	JPY	351,167,034	09/05/2019	—	(34,178)
	USD	5,848,115	JPY	630,493,261	09/18/2019	—	(32,208)
	USD	2,749,218	KRW	3,229,659,804	08/05/2019	—	(24,394)
	USD	1,700,493	KRW	2,005,765,029	09/30/2019	—	(9,262)
	USD	3,342,518	MXN	64,638,666	09/18/2019	4,343	—
	USD	2,341,959	NOK	20,084,154	09/18/2019	—	(71,307)
	USD	7,494,359	NZD	11,354,923	09/18/2019	—	(31,374)
	USD	347,739	PEN	1,144,501	08/12/2019	—	(1,432)
	USD	3,140,710	RUB	199,926,509	09/23/2019	—	(22,513)
	USD	1,171,678	SEK	10,947,987	09/18/2019	—	(34,521)

121

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	2,590,786	SGD	3,510,792	09/18/2019	$—	$(34,129)
	USD	2,372,221	TRY	14,159,958	09/18/2019	117,856	—
	USD	3,025,304	TWD	94,121,293	08/05/2019	—	(438)
	USD	298,516	ZAR	4,252,473	09/05/2019	—	(3,251)
	USD	4,280,609	ZAR	62,307,891	09/18/2019	38,710	—
	ZAR	7,873,184	USD	552,296	09/05/2019	5,634	—
	ZAR	37,859,726	USD	2,660,327	09/18/2019	35,808	—

Net Unrealized Appreciation/(Depreciation)						$1,784,309	$(1,353,380)

ARS	— Argentine Peso	EUR	— Euro Currency	PEN	— Peruvian Sol
AUD	— Australian Dollar	GBP	— British Pound Sterling	PLN	— Polish Zloty
BRL	— Brazilian Real	HUF	— Hungarian Forint	RON	— Romanian Leu
CAD	— Canadian Dollar	IDR	— Indonesian Rupiah	RUB	— New Russian Ruble
CHF	— Swiss Franc	INR	— Indian Rupee	SEK	— Swedish Krona
CLP	— Chilean Peso	JPY	— Japanese Yen	SGD	— Singapore Dollar
CNH	— Yuan Renminbi Offshore	KRW	— South Korean Won	TRY	— Turkish Lira
COP	— Colombian Peso	MXN	— Mexican Peso	TWD	— New Taiwan Dollar
CZK	— Czech Koruna	NOK	— Norwegian Krone	USD	— United States Dollar
DKK	— Danish Krone	NZD	— New Zealand Dollar	ZAR	— South African Rand

Centrally Cleared Interest Rate Swap Contracts
			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation

USD	11,560	6/15/2021	1.951%/Annually	Less than 1 month FEDI/Annually	$1,253	$63,860

CAD	26,210	9/18/2021	2.500%/Semi-annually	3 month CDOR/Semi-annually	232,182	11,652

NZD	16,660	9/18/2021	1.500%/Semi-annually	3 month NZDBB/Quarterly	22,638	39,356

USD	30,120	9/18/2021	3 month USD-LIBOR/Quarterly	1.750%/Semi-annually	25,130	67,591

GBP	2,240	8/1/2023	1.100%/Annually	6 month SONIA/Annually	50,351	20,659

USD	3,000	11/30/2023	Less than 1 month FEDI/Annually	1.390%/Annually	7,314	8,991

USD	5,000	7/25/2024	3 month USD-LIBOR/Quarterly	1 month USD-LIBOR + 0.09%/Quarterly	—	633

EUR	27,530	9/18/2024	0.500%/Annually	6 month EURIBOR/Semi-annually	941,658	362,316

GBP	2,550	9/18/2024	1.500%/Semi-annually	6 month GBP-LIBOR/Semi-annually	94,604	32,008

USD	7,950	9/18/2024	3 month USD-LIBOR/Quarterly	2.000%/Semi-annually	(105,132)	31,563

PLN	12,000	12/18/2024	6 month WIBOR/Semi-annually	1.860%/Annually	(6,078)	3,506

AUD	4,640	9/18/2026	1.750%/Semi-annually	6 month BBSW/Semi-annually	41,396	78,715

JPY	1,277,370	3/22/2028	0.500%/Semi-annually	6 month JPY-LIBOR/Semi-annually	208,234	69,519

CHF	7,340	8/7/2028	1.050%/Annually	6 month CHF-LIBOR/Semi-annually	(4,605)	463,939

GBP	4,150	10/22/2028	1.101%/Annually	12 month GBP-LIBOR/Annually	6,001	232,733

EUR	6,370	2/12/2029	1.200%/Annually	6 month EURIBOR/Semi-annually	59,066	274,252

USD	6,710	2/12/2029	2.800%/Semi-annually	3 month USD-LIBOR/Quarterly	33,275	189,756

USD	4,850	2/15/2029	1.980%/Semi-annually	3 month USD-LIBOR/Quarterly	10,317	11,503

USD	6,590	5/20/2029	2.500%/Semi-annually	3 month USD-LIBOR/Quarterly	55,931	67,350

CAD	4,690	6/19/2029	3.000%/Semi-annually	3 month CDOR/Semi-annually	147,275	8,198

USD	11,230	6/19/2029	3.000%/Semi-annually	3 month USD-LIBOR/Quarterly	412,325	41,346

AUD	10,520	9/18/2029	2.000%/Semi-annually	6 month BBSW/Semi-annually	312,326	94,726

SEK	15,000	12/18/2029	3 month STIBOR/Quarterly	1.000%/Annually	(9,187)	0

JPY	36,130	6/14/2038	1.250%/Semi-annually	6 month JPY-LIBOR/Semi-annually	25,118	405

122

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Centrally Cleared Interest Rate Swap Contracts — (continued)
			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation

USD	3,360	6/20/2039	3.000%/Semi-Annually	3 month USD-LIBOR/Quarterly	$126,010	$33,503

EUR	1,790	9/18/2039	1.500%/Annually	6 month EURIBOR/Semi-Annually	269,115	142,907

USD	1,860	6/15/2049	2.750%/Semi-Annually	3 month USD-LIBOR/Quarterly	42,866	12,941

					$2,999,383	$2,363,928

			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized (Depreciation)

GBP	48,300	11/7/2019	Less than 1 month SONIA/Maturity	0.727%/Maturity	$121	$(5,211)

BRL	3	1/2/2020	Less than 1 month BZDIO/Maturity	7.250%/Maturity	(3)	(5)

MXN	60,975	3/18/2020	1 month TIIE/Monthly	8.360%/Monthly	(984)	(3,126)

MXN	33,100	6/16/2021	1 month TIIE/Monthly	7.950%/Monthly	(340)	(13,240)

BRL	3,700	1/2/2023	6.660%/Monthly	1 month BRL-LIBOR/Monthly	11,814	(1,293)

USD	20	6/21/2024	3 month USD-LIBOR/Quarterly	1.500%/Semi-annually	950	(648)

CAD	11,100	9/18/2024	2.750%/Semi-annually	3 month CDOR/Semi-annually	423,926	(47,436)

SEK	280,120	9/18/2024	3 month STIBOR/Quarterly	0.250%/Annually	(110,694)	(288,121)

USD	3,300	4/30/2026	Less than 1 month/Annually	1.510%/Annually	36,625	(23,910)

GBP	2,300	9/18/2026	6 month GBP-LIBOR/Semi-annually	1.500%/Semi-annually	(107,290)	(39,712)

EUR	6,110	8/3/2028	6 month EURIBOR/Semi-annually	0.300%/Annually	(7,964)	(28,394)

GBP	9,560	2/12/2029	6 month GBP-LIBOR/Semi-annually	1.500%/Semi-annually	(22,917)	(277,274)

EUR	6,920	5/20/2029	6 month EURIBOR/Semi-annually	0.900%/Annually	(76,103)	(151,858)

AUD	5,130	6/19/2029	6 month BBSW/Semi-annually	3.000%/Semi-annually	(111,202)	(91,132)

EUR	14,190	6/19/2029	6 month EURIBOR/Semi-annually	1.500%/Annually	(630,329)	(309,828)

NZD	1,690	6/19/2029	3 month NZDBB/Quarterly	3.250%/Semi-annually	(14,072)	(48,935)

EUR	2,910	9/18/2029	6 month EURIBOR/Semi-annually	1.000%/Annually	(245,343)	(78,345)

GBP	3,500	9/18/2029	6 month GBP-LIBOR/Semi-annually	1.500%/Semi-annually	(215,872)	(57,423)

NOK	34,470	9/18/2029	6 month NIBOR/Semi-annually	1.800%/Annually	7,608	(12,417)

GBP	3,570	9/7/2034	12 month GBP-LIBOR/Annually	1.220%/Annually	(4,615)	(303,002)

GBP	470	9/18/2034	6 month GBP-LIBOR/Semi-annually	1.750%/Semi-annually	(47,873)	(15,832)

EUR	3,410	6/20/2039	6 month EURIBOR/Semi-annually	1.750%/Annually	(222,370)	(84,953)

USD	4,510	11/15/2044	3 month USD-LIBOR/Quarterly	2.233%/Semi-annually	(15,784)	(46,384)

EUR	1,320	6/15/2049	6 month EURIBOR/Semi-annually	1.500%/Annually	(95,892)	(12,154)

GBP	320	9/18/2049	6 month GBP-LIBOR/Semi-annually	1.750%/Semi-annually	(56,970)	(14,812)

					$(1,505,573)	$(1,955,445)

Net Unrealized Appreciation/(Depreciation)					$1,493,810	$408,483

BBSW	— Bank Bill Swap Reference Rate	LIBOR	— London Interbank Offered Rate	STIBOR	— Stockholm Interbank Offered Rate
BZDIO	— Brazil Deposit Interbank Overnight	NZDBB	— New Zealand Bank Dollar Bill	TIIE	— Interbank Equilibrium Interest Rate
CDOR	— Canadian Dollar Offered Rate	NIBOR	— Norwegian Interbank Offered Rate	WIBOR	— Warsaw Interbank Offered Rate
EURIBOR	— Euro Interbank Offered Rate	SONIA	— Sterling Overnight Index Average

123

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Over the Counter Credit Default Swaps on Sovereign Issues — Buy Protection (1)
							Value(5)

Reference Obligation	Fixed Deal (Pay) Rate	Frequency	Maturity Date	Counterparty	Implied Credit Spread at July 31, 2019(3)	Notional Amount(4) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
People’s Republic of China 7.50% due 10/28/2027	(1.000)%	Quarterly	6/20/2021	Citibank, N.A.	0.1414%	$12,180	$10,350	$(206,123)
People’s Republic of China 7.50% due 10/28/2027	(1.000)%	Quarterly	6/20/2021	Deutsche Bank AG	0.1414%	240	214	(4,072)
People’s Republic of China 7.50% due 10/28/2027	(1.000)%	Quarterly	6/20/2021	JPMorgan Chase Bank, N.A.	0.1414%	80	68	(1,354)
People’s Republic of China 7.50% due 10/28/2027	(1.000)%	Quarterly	6/20/2021	Morgan Stanley & Co. International PLC	0.1414%	11,780	10,517	(199,860)

Total							$21,149	$(411,409)

Over the Counter Credit Default Swaps on Sovereign Issues — Sell Protection (2)
							Value(5)

Reference Obligation	Fixed Deal Receive Rate	Frequency	Maturity Date	Counterparty	Implied Credit Spread at July 31, 2019(3)	Notional Amount(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
People’s Republic of China 7.50% due 10/28/2027	1.000%	Quarterly	12/20/2023	Morgan Stanley & Co. International PLC	0.3624%	$1,120	$24,148	$6,046

Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection (1)
						Value(5)

Reference Obligation	Fixed Deal (Pay) Rate	Frequency	Maturity Date	Implied Credit Spread at July 31, 2019(3)	Notional Amount(4) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX North America Investment Grade Index	(1.000)%	Quarterly	6/20/2029	1.0237%	$5,360	$12,257	$(1,556)
iTraxx Europe Index	(1.000)%	Quarterly	6/20/2024	0.4988%	11,375	(225,036)	(84,667)

Total						$(212,779)	$(86,223)

Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection (2)
						Value(5)

Reference Obligation	Fixed Deal Receive Rate	Frequency	Maturity Date	Implied Credit Spread at July 31, 2019(3)	Notional Amount(4) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX North American Investment Grade Index	1.000%	Quarterly	6/20/2024	0.5491%	$26,305	$473,967	$75,308
iTraxx Europe Index	1.000%	Quarterly	6/20/2029	0.4988%	4,870	26,892	105,702

Total						$500,859	$181,010

124

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Centrally Cleared Credit Default Swaps on Sovereign Issues — Sell Protection (2)
						Value(5)

Reference Obligation	Fixed Deal Receive Rate	Frequency	Maturity Date	Implied Credit Spread at July 31, 2019(3)	Notional Amount(4) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Federal Republic of Brazil 4.25% due 01/07/2025	1.000%	Quarterly	9/20/2019	0.3192%	$720	$550	$140
People’s Republic of China 7.50% due 10/28/2027	1.000%	Quarterly	6/20/2022	0.2042%	2,470	52,153	3,517
Republic of Indonesia 5.88% due 03/13/2020	1.000%	Quarterly	6/20/2024	0.7822%	1,020	6,766	3,518
State of Qatar 9.75% due 06/15/2030	1.000%	Quarterly	6/20/2024	0.4985%	150	3,180	348

Total						$62,649	$7,523

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
United States	$—	$14,816,057	$850,000	$15,666,057
Other Countries	—	10,281,517	—	10,281,517
Corporate Bonds & Notes	—	79,109,786	—	79,109,786
Foreign Government Obligations	—	175,446,658	—	175,446,658
Municipal Bonds & Notes	—	4,656,104	—	4,656,104
U.S. Government Agencies	—	5,245,975	—	5,245,975
U.S. Government Treasuries	—	98,855,504	—	98,855,504
Preferred Securities/Capital Securities	—	2,901,847	—	2,901,847
Short-Term Investment Securities:
Commercial Paper	—	1,129,763	—	1,129,763
Registered Investment Companies	1,853,753	—	—	1,853,753

Total Investments at Value	$1,853,753	$392,443,211	$850,000	$395,146,964

125

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Other Financial Instruments:+
Futures Contracts	$767,607	$—	$—	$767,607
Forward Foreign Currency Contracts	—	1,784,309	—	1,784,309
Centrally Cleared Interest Rate Swap Contracts	—	2,363,928	—	2,363,928
Over the Counter Credit Default Swaps on Sovereign Issues - Sell Protection	—	6,046	—	6,046
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	181,010	—	181,010
Centrally Cleared Credit Default Swaps on Sovereign Issues - Sell Protection	—	7,523	—	7,523

Total Other Financial Instruments	$767,607	$4,342,816	$—	$5,110,423

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$346,828	$—	$—	$346,828
Forward Foreign Currency Contracts	—	1,353,380	—	1,353,380
Centrally Cleared Interest Rate Swap Contracts	—	1,955,445	—	1,955,445
Over the Counter Credit Default Swaps on Sovereign Issues - Buy Protection	—	411,409	—	411,409
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection	—	86,223	—	86,223

Total Other Financial Instruments	$346,828	$3,806,457	$—	$4,153,285

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

126

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio

PORTFOLIO PROFILE — July 31, 2019 — (unaudited)

Industry Allocation*

Registered Investment Companies	30.0%
Exchange-Traded Funds	5.3
Banks-Commercial	2.7
Medical-Drugs	2.5
Electric-Integrated	2.3
Real Estate Investment Trusts	2.2
E-Commerce/Products	1.8
Oil Refining & Marketing	1.8
Medical-Biomedical/Gene	1.5
Insurance-Life/Health	1.5
Computers	1.5
Applications Software	1.4
Web Portals/ISP	1.4
Transport-Rail	1.3
Enterprise Software/Service	1.1
Electronic Measurement Instruments	1.1
Telephone-Integrated	1.0
Electronic Components-Semiconductors	1.0
Retail-Restaurants	1.0
Auto-Cars/Light Trucks	1.0
Commercial Services-Finance	0.9
Coatings/Paint	0.9
Oil Companies-Exploration & Production	0.9
Insurance-Property/Casualty	0.9
Computer Services	0.9
Aerospace/Defense-Equipment	0.9
Finance-Credit Card	0.8
Tobacco	0.8
Medical Products	0.8
Apparel Manufacturers	0.8
Food-Misc./Diversified	0.7
Airlines	0.7
Beverages-Non-alcoholic	0.7
Aerospace/Defense	0.6
Finance-Other Services	0.6
Medical Labs & Testing Services	0.6
Medical-Hospitals	0.6
Diversified Banking Institutions	0.6
Internet Content-Entertainment	0.6
Banks-Super Regional	0.5
Beverages-Wine/Spirits	0.5
Medical-HMO	0.5
Cosmetics & Toiletries	0.5
Retail-Building Products	0.5
Industrial Gases	0.5
Computer Aided Design	0.5
Web Hosting/Design	0.5
Internet Security	0.4
Retail-Discount	0.4
Retail-Drug Store	0.4
Power Converter/Supply Equipment	0.4
Medical-Wholesale Drug Distribution	0.4
Finance-Auto Loans	0.4
Finance-Consumer Loans	0.4
Wireless Equipment	0.4
Distribution/Wholesale	0.4
Real Estate Operations & Development	0.4
Commercial Services	0.4
Athletic Footwear	0.4
Building & Construction Products-Misc.	0.4
Diagnostic Equipment	0.4

Metal-Aluminum	0.4%
Oil Companies-Integrated	0.4
Building Products-Cement	0.4
Electric Products-Misc.	0.3
Insurance-Multi-line	0.3
Machinery-Electrical	0.3
Internet Connectivity Services	0.3
Metal-Diversified	0.3
Semiconductor Equipment	0.3
Casino Hotels	0.3
Instruments-Controls	0.3
Dental Supplies & Equipment	0.3
Publishing-Newspapers	0.3
Insurance-Reinsurance	0.3
Television	0.3
Publishing-Periodicals	0.3
Independent Power Producers	0.3
Human Resources	0.3
Building-Residential/Commercial	0.3
Computer Software	0.3
Oil-Field Services	0.3
Diversified Manufacturing Operations	0.2
Networking Products	0.2
Soap & Cleaning Preparation	0.2
Finance-Leasing Companies	0.2
Retail-Pet Food & Supplies	0.2
Rental Auto/Equipment	0.2
Containers-Paper/Plastic	0.2
Machinery-General Industrial	0.2
Data Processing/Management	0.2
Building-Heavy Construction	0.2
Machinery-Pumps	0.2
Fisheries	0.2
Casino Services	0.2
Banks-Fiduciary	0.1
Electronic Components-Misc.	0.1
Cruise Lines	0.1
Cellular Telecom	0.1
Building Products-Wood	0.1
Telecom Services	0.1
E-Commerce/Services	0.1
Diversified Operations	0.1
Chemicals-Diversified	0.1
Computers-Integrated Systems	0.1
Auto Repair Centers	0.1
Agricultural Chemicals	0.1
Brewery	0.1
Building & Construction-Misc.	0.1
Pastoral & Agricultural	0.1
Auto/Truck Parts & Equipment-Original	0.1
Retail-Automobile	0.1

98.2%

*	Calculated as a percentage of net assets

127

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 62.9%
Aerospace/Defense — 0.6%
Boeing Co.	520	$177,414
Spirit AeroSystems Holdings, Inc., Class A	92	7,069

		184,483

Aerospace/Defense-Equipment — 0.9%
HEICO Corp.	871	119,109
L3Harris Technologies, Inc.	610	126,636
Sumitomo Precision Products Co., Ltd.	100	2,529

		248,274

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	447	22,153

Airlines — 0.7%
Delta Air Lines, Inc.	2,088	127,451
International Consolidated Airlines Group SA	3,326	17,131
Qantas Airways, Ltd.	921	3,590
Southwest Airlines Co.	822	42,358

		190,530

Apparel Manufacturers — 0.8%
Christian Dior SE	182	94,351
Kering SA	221	114,160
Ralph Lauren Corp.	89	9,276

		217,787

Applications Software — 1.4%
HubSpot, Inc.†	621	110,985
Intuit, Inc.	21	5,823
Microsoft Corp.	651	88,712
OBIC Business Consultants Co., Ltd.	1,700	73,100
salesforce.com, Inc.†	54	8,343
ServiceNow, Inc.†	461	127,877

		414,840

Athletic Footwear — 0.4%
adidas AG	349	111,918

Auto Repair Centers — 0.1%
Monro, Inc.	276	23,242

Auto-Cars/Light Trucks — 1.0%
Fiat Chrysler Automobiles NV	8,418	111,878
General Motors Co.	3,390	136,753
Peugeot SA	910	21,370
Subaru Corp.	300	6,978

		276,979

Auto/Truck Parts & Equipment-Original — 0.1%
Allison Transmission Holdings, Inc.	346	15,899

Banks-Commercial — 2.7%
ABN AMRO Group NV CVA*	1,019	20,189
Banco Bilbao Vizcaya Argentaria SA	6,642	33,651
CIT Group, Inc.	562	28,409
Citizens Financial Group, Inc.	137	5,105
DNB ASA	4,202	75,118
Hilltop Holdings, Inc.	406	9,209
International Bancshares Corp.	454	17,084
Popular, Inc.	2,087	120,128
Signature Bank	953	121,469
SVB Financial Group†	528	122,480
Synovus Financial Corp.	1,126	42,979
TriCo Bancshares	453	17,101

Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
Western Alliance Bancorp†	1,770	$87,509
Zions Bancorp NA	1,756	79,143

		779,574

Banks-Fiduciary — 0.1%
Northern Trust Corp.	313	30,674
State Street Corp.	198	11,502

		42,176

Banks-Super Regional — 0.5%
Comerica, Inc.	409	29,939
Fifth Third Bancorp	4,251	126,212

		156,151

Beverages-Non-alcoholic — 0.7%
Coca-Cola Amatil, Ltd.	4,521	32,661
Coca-Cola Consolidated, Inc.	190	55,771
Monster Beverage Corp.†	1,562	100,702

		189,134

Beverages-Wine/Spirits — 0.5%
Diageo PLC	3,638	151,794

Brewery — 0.1%
Carlsberg A/S, Class B	157	21,412

Building & Construction Products-Misc. — 0.4%
LIXIL Group Corp.	6,400	110,683

Building & Construction-Misc. — 0.1%
Taisei Corp.	600	20,713

Building Products-Cement — 0.4%
Continental Building Products, Inc.†	377	9,266
LafargeHolcim, Ltd.	1,875	91,817

		101,083

Building Products-Wood — 0.1%
Masco Corp.	827	33,717

Building-Heavy Construction — 0.2%
ACS Actividades de Construccion y Servicios SA	1,190	48,031

Building-Residential/Commercial — 0.3%
D.R. Horton, Inc.	567	26,043
Kaufman & Broad SA	1,167	47,876
Persimmon PLC	246	5,993

		79,912

Casino Hotels — 0.3%
Las Vegas Sands Corp.	1,516	91,627

Casino Services — 0.2%
Sega Sammy Holdings, Inc.	3,400	43,652

Cellular Telecom — 0.1%
NTT DOCOMO, Inc.	1,600	38,360

Chemicals-Diversified — 0.1%
Covestro AG*	517	23,469

Coatings/Paint — 0.9%
Akzo Nobel NV	1,265	119,328
Sherwin-Williams Co.	270	138,521

		257,849

Commercial Services — 0.4%
Cintas Corp.	221	57,557
CoStar Group, Inc.†	50	30,770

128

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Commercial Services (continued)
Wirecard AG	152	$25,409

		113,736

Commercial Services-Finance — 0.9%
Experian PLC	2,934	89,012
PayPal Holdings, Inc.†	1,406	155,222
S&P Global, Inc.	69	16,902

		261,136

Computer Aided Design — 0.5%
Cadence Design Systems, Inc.†	330	24,390
Dassault Systemes SE	736	111,418

		135,808

Computer Services — 0.9%
Fujitsu, Ltd.	1,600	125,574
Mitsubishi Research Institute, Inc.	1,300	47,431
Nomura Research Institute, Ltd.	300	5,302
NTT Data Corp.	5,500	72,216

		250,523

Computer Software — 0.3%
Citrix Systems, Inc.	847	79,821

Computers — 1.5%
Apple, Inc.	1,962	417,984

Computers-Integrated Systems — 0.1%
NS Solutions Corp.	700	23,441

Containers-Paper/Plastic — 0.2%
Berry Global Group, Inc.†	340	15,317
Sealed Air Corp.	970	40,536

		55,853

Cosmetics & Toiletries — 0.5%
Kao Corp.	900	65,814
Procter & Gamble Co.	306	36,120
Unilever PLC ADR	670	40,281

		142,215

Cruise Lines — 0.1%
Carnival Corp.	828	39,106

Data Processing/Management — 0.2%
Fidelity National Information Services, Inc.	385	51,301

Dental Supplies & Equipment — 0.3%
Align Technology, Inc.†	433	90,532

Diagnostic Equipment — 0.4%
Thermo Fisher Scientific, Inc.	397	110,239

Distribution/Wholesale — 0.4%
D’Ieteren SA	2,395	112,127
Ferguson PLC	91	6,777

		118,904

Diversified Banking Institutions — 0.6%
BNP Paribas SA	2,029	94,282
Citigroup, Inc.	688	48,958
Lloyds Banking Group PLC	18,254	11,823
Sumitomo Mitsui Financial Group, Inc.	300	10,505

		165,568

Security Description	Shares	Value (Note 2)
Diversified Manufacturing Operations — 0.2%
Eaton Corp. PLC	740	$60,821
Parker-Hannifin Corp.	41	7,178

		67,999

Diversified Operations — 0.1%
CK Hutchison Holdings, Ltd.	1,000	9,356
Swire Pacific, Ltd., Class B	10,000	17,850

		27,206

E-Commerce/Products — 1.8%
Amazon.com, Inc.†	213	397,624
eBay, Inc.	3,072	126,536

		524,160

E-Commerce/Services — 0.1%
Booking Holdings, Inc.†	15	28,299

E-Services/Consulting — 0.0%
CDW Corp.	65	7,680

Electric Products-Misc. — 0.3%
AMETEK, Inc.	1,123	100,632

Electric-Integrated — 2.3%
AES Corp.	6,858	115,146
Ameren Corp.	894	67,667
CLP Holdings, Ltd.	500	5,419
CMS Energy Corp.	587	34,175
DTE Energy Co.	658	83,638
EDP - Energias de Portugal SA	1,649	6,026
Enel SpA	12,334	84,527
Exelon Corp.	2,621	118,102
Iren SpA	13,595	35,524
Kansai Electric Power Co., Inc.	200	2,466
PPL Corp.	3,126	92,624
Tohoku Electric Power Co., Inc.	300	3,005

		648,319

Electronic Components-Misc. — 0.1%
Jabil, Inc.	398	12,290
Kyocera Corp.	200	12,235
TDK Corp.	200	15,409

		39,934

Electronic Components-Semiconductors — 1.0%
Cree, Inc.†	1,556	96,752
Dialog Semiconductor PLC†	1,471	66,849
Intel Corp.	2,293	115,911

		279,512

Electronic Measurement Instruments — 1.1%
Agilent Technologies, Inc.	1,533	106,406
Halma PLC	839	20,337
Keysight Technologies, Inc.†	1,308	117,092
National Instruments Corp.	1,786	74,583

		318,418

Electronics-Military — 0.0%
Avio SpA	345	4,611

Engineering/R&D Services — 0.0%
AECOM†	62	2,229

Enterprise Software/Service — 1.1%
Nippon Systemware Co., Ltd.	1,200	30,528
Oracle Corp.	2,372	133,544
SAP SE	301	37,338

129

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Enterprise Software/Service (continued)
Temenos AG	496	$87,120
Veeva Systems, Inc., Class A†	254	42,139

		330,669

Finance-Auto Loans — 0.4%
Ally Financial, Inc.	3,743	123,182

Finance-Consumer Loans — 0.4%
Synchrony Financial	3,429	123,033

Finance-Credit Card — 0.8%
Visa, Inc., Class A	1,324	235,672

Finance-Leasing Companies — 0.2%
NEC Capital Solutions, Ltd.	900	16,346
ORIX Corp.	3,100	44,323

		60,669

Finance-Other Services — 0.6%
ASX, Ltd.	1,945	117,054
Singapore Exchange, Ltd.	11,200	64,445

		181,499

Fisheries — 0.2%
Austevoll Seafood ASA	4,451	45,369

Food-Misc./Diversified — 0.7%
Lamb Weston Holdings, Inc.	438	29,398
Mondelez International, Inc., Class A	2,540	135,865
Nisshin Oillio Group, Ltd.	1,500	43,716

		208,979

Food-Retail — 0.0%
Kroger Co.	331	7,004

Funeral Services & Related Items — 0.0%
San Holdings, Inc.	200	4,232

Gas-Distribution — 0.0%
Towngas China Co., Ltd.	10,000	7,632

Human Resources — 0.3%
Adecco Group AG	1,464	79,915

Import/Export — 0.0%
ITOCHU Corp.	100	1,908

Independent Power Producers — 0.3%
NRG Energy, Inc.	2,382	81,321

Industrial Gases — 0.5%
Air Liquide SA	831	114,688
Air Products & Chemicals, Inc.	105	23,968

		138,656

Instruments-Controls — 0.3%
Watts Water Technologies, Inc., Class A	982	91,159

Insurance Brokers — 0.0%
Aon PLC	30	5,678

Insurance-Life/Health — 1.5%
AIA Group, Ltd.	11,400	116,419
American Equity Investment Life Holding Co.	4,179	107,818
Athene Holding, Ltd., Class A†	1,726	70,524
Aviva PLC	1,605	7,903
Brighthouse Financial, Inc.†	938	36,742
Swiss Life Holding AG	5	2,417
Unum Group	2,525	80,674

		422,497

Security Description	Shares	Value (Note 2)
Insurance-Multi-line — 0.3%
Allianz SE	12	$2,798
Allstate Corp.	106	11,384
Voya Financial, Inc.	1,526	85,715

		99,897

Insurance-Property/Casualty — 0.9%
Berkshire Hathaway, Inc., Class B†	520	106,824
First American Financial Corp.	56	3,238
Insurance Australia Group, Ltd.	430	2,530
MS&AD Insurance Group Holdings, Inc.	300	9,832
Progressive Corp.	1,598	129,406

		251,830

Insurance-Reinsurance — 0.3%
Argo Group International Holdings, Ltd.	1,251	85,618

Internet Connectivity Services — 0.3%
Cogent Communications Holdings, Inc.	1,486	93,633

Internet Content-Entertainment — 0.6%
Facebook, Inc., Class A†	846	164,319

Internet Security — 0.4%
Palo Alto Networks, Inc.†	541	122,558
Symantec Corp.	303	6,533

		129,091

Investment Management/Advisor Services — 0.0%
Value Partners Group, Ltd.	7,000	4,195

Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.	37	4,872

Machinery-Electrical — 0.3%
Hitachi, Ltd.	2,700	96,036

Machinery-General Industrial — 0.2%
Albany International Corp., Class A	120	10,319
Atlas Copco AB, Class A	1,485	45,487

		55,806

Machinery-Pumps — 0.2%
Curtiss-Wright Corp.	369	46,830

Medical Labs & Testing Services — 0.6%
Evotec SE†	2,167	61,589
Lonza Group AG	325	111,180

		172,769

Medical Products — 0.8%
GN Store Nord A/S	1,235	58,643
Smith & Nephew PLC	2,056	46,583
Sonova Holding AG	508	117,172

		222,398

Medical-Biomedical/Gene — 1.5%
Alexion Pharmaceuticals, Inc.†	973	110,231
Biogen, Inc.†	333	79,194
BioMarin Pharmaceutical, Inc.†	58	4,600
Gilead Sciences, Inc.	1,786	117,019
Incyte Corp.†	1,176	99,866
Vertex Pharmaceuticals, Inc.†	119	19,828

		430,738

Medical-Drugs — 2.5%
AbbVie, Inc.	2,181	145,298
Astellas Pharma, Inc.	700	9,949
Bristol-Myers Squibb Co.	2,372	105,341

130

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Drugs (continued)
Johnson & Johnson	483	$62,896
Merck KGaA	438	44,879
Novartis AG	827	75,835
Novo Nordisk A/S, Class B	1,776	85,242
Roche Holding AG	694	185,822
UCB SA	106	8,277

		723,539

Medical-HMO — 0.5%
Anthem, Inc.	489	144,064

Medical-Hospitals — 0.6%
HCA Healthcare, Inc.	647	86,381
Universal Health Services, Inc., Class B	542	81,766

		168,147

Medical-Wholesale Drug Distribution — 0.4%
McKesson Corp.	902	125,333

Metal Processors & Fabrication — 0.0%
SAES Getters SpA	125	2,953

Metal-Aluminum — 0.4%
Alcoa Corp.†	4,886	109,886

Metal-Diversified — 0.3%
Rio Tinto PLC ADR	1,638	93,497

Networking Products — 0.2%
Telefonaktiebolaget LM Ericsson, Class B	7,683	67,409

Oil Companies-Exploration & Production — 0.9%
ConocoPhillips	2,319	137,006
Occidental Petroleum Corp.	2,282	117,204

		254,210

Oil Companies-Integrated — 0.4%
OMV AG	69	3,449
Royal Dutch Shell PLC, Class A	1,709	53,788
Royal Dutch Shell PLC, Class B ADR	694	44,048

		101,285

Oil Refining & Marketing — 1.8%
CVR Energy, Inc.	702	37,255
Delek US Holdings, Inc.	2,639	113,688
JXTG Holdings, Inc.	4,200	19,755
Murphy USA, Inc.†	1,311	115,840
Phillips 66	939	96,304
Valero Energy Corp.	1,528	130,262

		513,104

Oil-Field Services — 0.3%
Apergy Corp.†	434	14,118
Matrix Service Co.†	110	2,021
Schlumberger, Ltd.	50	1,998
TechnipFMC PLC	2,019	55,603

		73,740

Pastoral & Agricultural — 0.1%
Darling Ingredients, Inc.†	896	18,216

Power Converter/Supply Equipment — 0.4%
Schneider Electric SE	1,460	125,702

Publishing-Newspapers — 0.3%
News Corp., Class A	6,624	87,172

Publishing-Periodicals — 0.3%
Wolters Kluwer NV	1,125	81,511

Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts — 2.2%
Camden Property Trust	682	$70,730
Duke Realty Corp.	3,554	118,455
Equity LifeStyle Properties, Inc.	706	87,721
Great Ajax Corp.	778	10,822
Prologis, Inc.	1,625	130,991
Public Storage	52	12,722
Rexford Industrial Realty, Inc.	2,651	109,751
STORE Capital Corp.	351	12,008
Sun Communities, Inc.	632	83,936

		637,136

Real Estate Operations & Development — 0.4%
CK Asset Holdings, Ltd.	4,500	33,851
Kerry Properties, Ltd.	2,000	7,542
Mitsui Fudosan Co., Ltd.	2,900	65,625
Sumitomo Realty & Development Co., Ltd.	200	7,284

		114,302

Rental Auto/Equipment — 0.2%
Kanamoto Co., Ltd.	2,300	59,128

Retail-Automobile — 0.1%
AutoNation, Inc.†	313	15,237

Retail-Building Products — 0.5%
Lowe’s Cos., Inc.	1,402	142,163

Retail-Discount — 0.4%
Target Corp.	1,466	126,662

Retail-Drug Store — 0.4%
Walgreens Boots Alliance, Inc.	2,308	125,763

Retail-Pet Food & Supplies — 0.2%
Freshpet, Inc.†	1,322	59,688

Retail-Restaurants — 1.0%
Starbucks Corp.	1,767	167,317
Wingstop, Inc.	861	82,303
Yum! Brands, Inc.	247	27,793

		277,413

Semiconductor Components-Integrated Circuits — 0.0%
Analog Devices, Inc.	73	8,575

Semiconductor Equipment — 0.3%
ASML Holding NV	421	93,380

Soap & Cleaning Preparation — 0.2%
Henkel AG & Co. KGaA	64	6,016
Henkel AG & Co. KGaA (Preference Shares)	579	59,686

		65,702

Telecom Services — 0.1%
CITIC Telecom International Holdings, Ltd,	33,000	13,529
ORBCOMM, Inc.†	2,980	17,463

		30,992

Telephone-Integrated — 1.0%
KDDI Corp.	2,600	67,893
Nippon Telegraph & Telephone Corp.	700	31,593
SoftBank Group Corp.	1,700	86,142
Telefonica SA	12,563	95,885

		281,513

131

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Television — 0.3%
Nexstar Media Group, Inc., Class A	839	$85,385

Tobacco — 0.8%
British American Tobacco PLC	766	27,333
Imperial Brands PLC	2,357	59,620
Philip Morris International, Inc.	1,483	123,994
Swedish Match AB	359	13,721

		224,668

Transport-Rail — 1.3%
Central Japan Railway Co.	400	80,294
East Japan Railway Co.	1,300	119,180
Union Pacific Corp.	934	168,073

		367,547

Web Hosting/Design — 0.5%
GoDaddy, Inc., Class A†	165	12,107
VeriSign, Inc.†	564	119,055

		131,162

Web Portals/ISP — 1.4%
Alphabet, Inc., Class A†	199	242,422
Alphabet, Inc., Class C†	130	158,168

		400,590

Wireless Equipment — 0.4%
Motorola Solutions, Inc.	717	118,993

Total Common Stocks (cost $17,362,705)		18,063,481

EXCHANGE-TRADED FUNDS — 5.3%
Vanguard Value ETF	9,937	1,111,354
iShares Global Infrastructure ETF	8,934	404,264

Total Exchange-Traded Funds (cost $1,478,211)		1,515,618

Total Long-Term Investment Securities (cost $18,840,916)		19,579,099

Security Description	Shares	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 30.0%
Registered Investment Companies — 30.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.10%(1) (cost $8,611,018)	8,611,018	$8,611,018

TOTAL INVESTMENTS (cost $27,451,934)(2)	98.2%	28,190,117
Other assets less liabilities	1.8	510,658

NET ASSETS	100.0%	$28,700,775

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2019, the aggregate value of these securities was $43,658 representing 0.2% of net assets.
(1)	The rate shown is the 7-day yield as of July 31, 2019.
(2)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CVA — Certification Van Aandelen (Dutch Cert.)

ETF — Exchange-Traded Funds

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
68	Long	U.S. Treasury 10 Year Notes	September 2019	$8,590,361	$8,664,688	$74,327
11	Long	MSCI Emerging Markets Index	September 2019	553,378	564,080	10,702

						$85,029

*	Notional Basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection(1)
					Value(4)
Reference Obligations	Fixed Deal Receive Rate/ Payment Frequency	Termination Date	Implied Credit Spread at July 31, 2019(2)	Notional Amount(3) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North America Investment Grade Index	1.000%/Quarterly	06/20/2024	0.5491%	$4,880	$99,970	$1,929
CDX North America Investment Grade Index	1.000%/Quarterly	06/20/2029	1.0237%	990	(5,184)	3,208

					$94,786	$5,137

132

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$12,467,313	$5,596,168	**	$—	$18,063,481
Exchanged-Traded Funds	1,515,618	—		—	1,515,618
Short-Term Investment Securities	8,611,018	—		—	8,611,018

Total Investments at Value	$22,593,949	$5,596,168		$—	$28,190,117

Other Financial Instruments:†
Futures Contracts	$85,029	$—		$—	$85,029
Centrally Cleared Credit Default Swaps on Credit Indicies - Sell Protection	—	5,137		—	5,137

Total Other Financial Instruments	$85,029	$5,137		$—	$90,166

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

133

SunAmerica Series Trust SA Index Allocation 60/40 Portfolio

PORTFOLIO PROFILE — July 31, 2019 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	52.0%
Domestic Fixed Income Investment Companies	39.7
International Equity Investment Companies	8.3

100.0%

*	Calculated as a percentage of net assets

134

SunAmerica Series Trust SA Index Allocation 60/40 Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.0%
Domestic Equity Investment Companies — 52.0%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	1,932,408	$46,358,461
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	550,678	6,222,661
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	492,592	5,517,027

Total Domestic Equity Investment Companies (cost $55,134,330)		58,098,149

Domestic Fixed Income Investment Companies — 39.7%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	2,694,490	28,372,983
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,562,357	15,982,916

Total Domestic Fixed Income Investment Companies (cost $42,686,810)		44,355,899

International Equity Investment Companies — 8.3%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $9,592,998)	863,666	9,310,322

TOTAL INVESTMENTS (cost $107,414,138)(1)	100.0%	111,764,370
Liabilities in excess of other assets	(0.0)	(55,474)

NET ASSETS	100.0%	$111,708,896

@	The SunAmerica Series Trust SA Index Allocation 60/40 Portfolio invests in Class 1 shares of underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 8
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$111,764,370	$—	$—	$111,764,370

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See	Notes to Financial Statements

135

SunAmerica Series Trust SA Index Allocation 80/20 Portfolio

PORTFOLIO PROFILE — July 31, 2019 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	67.5%
Domestic Fixed Income Investment Companies	19.8
International Equity Investment Companies	12.7

100.0%

*	Calculated as a percentage of net assets

136

SunAmerica Series Trust SA Index Allocation 80/20 Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.0%
Domestic Equity Investment Companies — 67.5%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	4,630,136	$111,076,955
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	2,121,095	23,968,370
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	953,059	10,674,259

Total Domestic Equity Investment Companies (cost $137,549,086)		145,719,584

Domestic Fixed Income Investment Companies — 19.8%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	2,590,230	27,275,122
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,501,763	15,363,041

Total Domestic Fixed Income Investment Companies (cost $41,039,589)		42,638,163

Security Description	Shares	Value (Note 2)
International Equity Investment Companies — 12.7%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $28,221,726)	2,547,238	$27,459,229

TOTAL INVESTMENTS (cost $206,810,401)(1)	100.0%	215,816,976
Liabilities in excess of other assets	(0.0)	(91,072)

NET ASSETS	100.0%	$215,725,904

@	The SunAmerica Series Trust SA Index Allocation 80/20 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 8
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$215,816,976	$—	$—	$215,816,976

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

137

SunAmerica Series Trust SA Index Allocation 90/10 Portfolio

PORTFOLIO PROFILE — July 31, 2019 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	73.5%
International Equity Investment Companies	16.6
Domestic Fixed Income Investment Companies	9.9

100.0%

*	Calculated as a percentage of net assets

138

SunAmerica Series Trust SA Index Allocation 90/10 Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.0%
Domestic Equity Investment Companies — 73.5%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	13,765,198	$330,227,107
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	5,637,861	63,707,832
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	2,534,284	28,383,978

Total Domestic Equity Investment Companies (cost $399,546,493)		422,318,917

Domestic Fixed Income Investment Companies — 9.9%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	3,643,576	38,366,851
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,790,740	18,319,275

Total Domestic Fixed Income Investment Companies (cost $54,654,636)		56,686,126

Security Description	Shares	Value (Note 2)
International Equity Investment Companies — 16.6%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $98,413,445)	8,856,567	$95,473,788

TOTAL INVESTMENTS (cost $552,614,574)(1)	100.0%	574,478,831
Liabilities in excess of other assets	(0.0)	(215,883)

NET ASSETS	100.0%	$574,262,948

@	The SunAmerica Series Trust SA Index Allocation 90/10 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 8
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$574,478,831	$—	$—	$574,478,831

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

139

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO PROFILE — July 31, 2019 — (unaudited)

Industry Allocation*

Medical-Drugs	7.1%
Banks-Commercial	5.2
Diversified Banking Institutions	4.7
Exchange-Traded Funds	4.5
Oil Companies-Integrated	4.0
Food-Misc./Diversified	3.0
Auto-Cars/Light Trucks	2.9
Repurchase Agreements	2.7
Telephone-Integrated	2.4
Cosmetics & Toiletries	2.3
Insurance-Life/Health	2.0
Electric-Integrated	2.0
Insurance-Multi-line	1.8
Real Estate Investment Trusts	1.6
Food-Retail	1.4
Chemicals-Diversified	1.4
Transport-Rail	1.2
Brewery	1.1
Diversified Minerals	1.1
Real Estate Operations & Development	1.1
Beverages-Wine/Spirits	1.1
Medical Products	1.0
Electronic Components-Misc.	1.0
Tobacco	1.0
Enterprise Software/Service	0.9
Metal-Diversified	0.9
Semiconductor Equipment	0.9
Cellular Telecom	0.9
Industrial Automated/Robotic	0.9
Finance-Other Services	0.9
Import/Export	0.9
Aerospace/Defense-Equipment	0.8
Textile-Apparel	0.8
Diversified Manufacturing Operations	0.8
Chemicals-Specialty	0.8
Commercial Services	0.7
Building-Heavy Construction	0.7
Gas-Distribution	0.7
Computer Services	0.7
Apparel Manufacturers	0.7
Insurance-Property/Casualty	0.6
Retail-Apparel/Shoe	0.6
Machinery-Electrical	0.6
Medical-Biomedical/Gene	0.6
Audio/Video Products	0.6
Soap & Cleaning Preparation	0.6
Insurance-Reinsurance	0.6
Real Estate Management/Services	0.6
Food-Dairy Products	0.6
Machinery-General Industrial	0.5
Transport-Services	0.5
Electric-Generation	0.5
Investment Companies	0.5
Building & Construction-Misc.	0.5
Building & Construction Products-Misc.	0.4
Auto/Truck Parts & Equipment-Original	0.4
Building Products-Cement	0.4
Athletic Footwear	0.4
Rubber-Tires	0.4
Industrial Gases	0.4
Building-Residential/Commercial	0.4

Retail-Jewelry	0.4%
Human Resources	0.4
Oil Companies-Exploration & Production	0.4
Toys	0.4
Multimedia	0.4
Food-Catering	0.4
Electronic Components-Semiconductors	0.4
Paper & Related Products	0.4
Aerospace/Defense	0.3
Machinery-Construction & Mining	0.3
Telecom Services	0.3
Steel-Producers	0.3
Oil Refining & Marketing	0.3
Power Converter/Supply Equipment	0.3
Diversified Operations	0.3
Medical Instruments	0.3
Airport Development/Maintenance	0.3
Office Automation & Equipment	0.3
Public Thoroughfares	0.3
Investment Management/Advisor Services	0.3
Commercial Services-Finance	0.3
Distribution/Wholesale	0.3
U.S. Government Treasuries	0.3
Optical Supplies	0.3
Hotels/Motels	0.3
Auto-Heavy Duty Trucks	0.3
Casino Hotels	0.2
Transactional Software	0.2
Dialysis Centers	0.2
Semiconductor Components-Integrated Circuits	0.2
Instruments-Controls	0.2
Medical Labs & Testing Services	0.2
Building Products-Air & Heating	0.2
Private Equity	0.2
Coatings/Paint	0.2
Resorts/Theme Parks	0.2
Wireless Equipment	0.2
Machinery-Farming	0.2
Networking Products	0.2
Electric-Distribution	0.2
Finance-Investment Banker/Broker	0.2
Electronic Security Devices	0.2
Advertising Services	0.2
Food-Confectionery	0.2
Electronic Measurement Instruments	0.2
Electric-Transmission	0.2
Beverages-Non-alcoholic	0.1
Water	0.1
Security Services	0.1
Electric Products-Misc.	0.1
Publishing-Periodicals	0.1
Finance-Leasing Companies	0.1
Photo Equipment & Supplies	0.1
Computer Aided Design	0.1
Energy-Alternate Sources	0.1
Computer Data Security	0.1
Gold Mining	0.1
Computers-Integrated Systems	0.1
Entertainment Software	0.1
Transport-Marine	0.1
E-Commerce/Products	0.1

140

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO PROFILE — July 31, 2019 — (unaudited) — (continued)

Industry Allocation* (continued)

Internet Content-Information/News	0.1%
Casino Services	0.1
Advertising Agencies	0.1
Web Portals/ISP	0.1
Building-Maintenance & Services	0.1
Fisheries	0.1
Diversified Operations/Commercial Services	0.1
Rental Auto/Equipment	0.1
Food-Meat Products	0.1
Agricultural Chemicals	0.1
Containers-Paper/Plastic	0.1
Diagnostic Equipment	0.1
Pipelines	0.1
Electronics-Military	0.1
Bicycle Manufacturing	0.1
Retail-Home Furnishings	0.1
Gas-Transportation	0.1
Machine Tools & Related Products	0.1
Satellite Telecom	0.1
Applications Software	0.1
Telecommunication Equipment	0.1
Retail-Discount	0.1
Medical-Generic Drugs	0.1
Diagnostic Kits	0.1
MRI/Medical Diagnostic Imaging	0.1
Metal-Iron	0.1
Shipbuilding	0.1
Cruise Lines	0.1
Tools-Hand Held	0.1
Consulting Services	0.1
Leisure Products	0.1
Metal Products-Distribution	0.1

98.6%

Country Allocation*

Japan	21.9%
United Kingdom	14.4
France	9.3
Switzerland	8.6
Germany	7.8
United States	7.5
Australia	6.6
Netherlands	4.3
Spain	2.6
Hong Kong	2.6
Sweden	2.2
Italy	1.7
Denmark	1.5
Singapore	1.2
Finland	1.1
Belgium	1.0
Jersey	0.6
Cayman Islands	0.6
Norway	0.6
Ireland	0.6
Israel	0.5
Bermuda	0.3
Luxembourg	0.3
New Zealand	0.2
Austria	0.2

SupraNational	0.2%
Portugal	0.1
Papua New Guinea	0.1

98.6%

*	Calculated as a percentage of net assets

141

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 91.1%
Australia — 6.6%
AGL Energy, Ltd.	19,641	$281,051
Alumina, Ltd.	72,540	115,350
Amcor, Ltd.	34,133	362,499
AMP, Ltd.	87,198	106,437
APA Group	33,202	249,887
Aristocrat Leisure, Ltd.	16,867	352,154
ASX, Ltd.	5,622	338,343
Aurizon Holdings, Ltd.	60,388	235,998
AusNet Services	51,826	62,818
Australia & New Zealand Banking Group, Ltd.	83,976	1,598,589
Bank of Queensland, Ltd.	11,393	72,598
Bendigo & Adelaide Bank, Ltd.	13,834	108,463
BHP Group, Ltd.	86,088	2,377,985
BlueScope Steel, Ltd.	16,870	150,271
Boral, Ltd.	35,119	123,593
Brambles, Ltd.	46,757	418,637
Caltex Australia, Ltd.	7,667	141,081
Challenger, Ltd.	16,875	81,508
CIMIC Group, Ltd.	2,886	71,887
Coca-Cola Amatil, Ltd.	14,810	106,992
Cochlear, Ltd.	1,688	252,353
Coles Group, Ltd.†	33,240	322,091
Commonwealth Bank of Australia	51,656	2,901,264
Computershare, Ltd.	13,557	146,611
Crown Resorts, Ltd.	10,870	88,091
CSL, Ltd.	13,248	2,068,645
Dexus	31,853	285,062
Domino’s Pizza Enterprises, Ltd.	1,828	48,135
Flight Centre Travel Group, Ltd.	1,661	52,091
Fortescue Metals Group, Ltd.	40,431	226,921
Goodman Group	47,926	484,192
GPT Group	51,835	219,442
Harvey Norman Holdings, Ltd.	16,651	49,806
Incitec Pivot, Ltd.	49,539	117,654
Insurance Australia Group, Ltd.	68,326	402,020
LendLease Group	16,457	163,274
Macquarie Group, Ltd.	9,531	832,809
Medibank Private, Ltd.	80,551	198,089
Mirvac Group	109,945	241,358
National Australia Bank, Ltd.	81,047	1,575,642
Newcrest Mining, Ltd.	22,578	539,171
Orica, Ltd.	11,089	165,123
Origin Energy, Ltd.	51,605	277,084
QBE Insurance Group, Ltd.	40,475	344,822
Ramsay Health Care, Ltd.	4,161	206,877
REA Group, Ltd.	1,592	106,277
Rio Tinto, Ltd.	10,847	732,485
Santos, Ltd.	54,090	266,324
Scentre Group	156,483	425,813
SEEK, Ltd.	9,908	141,236
Sonic Healthcare, Ltd.	12,668	242,232
South32, Ltd.	150,093	321,737
Stockland	69,896	218,053
Suncorp Group, Ltd.	37,850	348,740
Sydney Airport	32,732	186,657
Tabcorp Holdings, Ltd.	55,885	170,636
Telstra Corp., Ltd.	121,900	330,185
TPG Telecom, Ltd.	9,867	46,934
Transurban Group	76,534	811,717
Treasury Wine Estates, Ltd.	21,634	260,775
Vicinity Centres	99,342	176,797

Security Description	Shares	Value (Note 2)
Australia (continued)
Washington H. Soul Pattinson & Co., Ltd.	3,148	$48,667
Wesfarmers, Ltd.	33,240	888,310
Westpac Banking Corp.	100,376	1,961,759
Woodside Petroleum, Ltd.	27,399	643,454
Woolworths Group, Ltd.	38,017	923,624
WorleyParsons, Ltd.	9,383	102,980

		28,920,160

Austria — 0.2%
ANDRITZ AG	2,180	77,878
Erste Group Bank AG	8,864	317,011
OMV AG	4,321	215,996
Raiffeisen Bank International AG	4,384	102,449
Verbund AG	1,991	111,636
voestalpine AG	3,377	89,416

		914,386

Belgium — 1.0%
Ageas	5,348	287,798
Anheuser-Busch InBev SA NV	22,267	2,252,146
Colruyt SA	1,676	87,082
Groupe Bruxelles Lambert SA	2,375	224,107
KBC Group NV	7,391	474,682
Proximus SADP	4,401	125,431
Solvay SA	2,190	223,902
Telenet Group Holding NV	1,575	77,444
UCB SA	3,727	291,031
Umicore SA	6,108	190,570

		4,234,193

Bermuda — 0.3%
CK Infrastructure Holdings, Ltd.	18,000	139,468
Dairy Farm International Holdings, Ltd.	10,200	76,417
Hongkong Land Holdings, Ltd.	34,600	211,217
Jardine Matheson Holdings, Ltd.	6,500	395,530
Jardine Strategic Holdings, Ltd.	6,512	224,307
Kerry Properties, Ltd.	21,000	79,186
NWS Holdings, Ltd.	45,000	83,507
Shangri-La Asia, Ltd.	38,000	46,138
Yue Yuen Industrial Holdings, Ltd.	20,000	56,055

		1,311,825

Cayman Islands — 0.6%
ASM Pacific Technology, Ltd.	8,200	96,145
BeiGene, Ltd. ADR†	953	130,885
CK Asset Holdings, Ltd.	76,000	571,703
CK Hutchison Holdings, Ltd.	79,000	739,090
Melco Resorts & Entertainment, Ltd. ADR	6,039	135,696
MGM China Holdings, Ltd.	28,000	45,845
Sands China, Ltd.	71,600	346,068
WH Group, Ltd.*	278,500	271,562
Wharf Real Estate Investment Co., Ltd.	34,000	215,127
Wynn Macau, Ltd.	46,400	103,811

		2,655,932

Denmark — 1.5%
AP Moller - Maersk A/S, Series A	115	122,736
AP Moller - Maersk A/S, Series B	195	218,399
Carlsberg A/S, Class B	3,175	433,011
Chr. Hansen Holding A/S	3,078	268,151

142

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Denmark (continued)
Coloplast A/S, Class B	3,470	$404,143
Danske Bank A/S	19,608	290,645
Demant A/S†	3,051	89,954
DSV A/S	5,212	496,715
Genmab A/S†	1,798	331,429
H. Lundbeck A/S	2,030	78,323
ISS A/S	4,923	138,073
Novo Nordisk A/S, Class B	50,229	2,410,824
Novozymes A/S, Class B	6,407	297,205
Orsted A/S*	5,516	502,436
Pandora A/S	3,272	125,690
Tryg A/S	3,254	99,332
Vestas Wind Systems A/S	5,719	468,690

		6,775,756

Finland — 1.1%
Elisa Oyj	4,145	194,602
Fortum Oyj	13,202	303,252
Kone Oyj, Class B	9,903	564,455
Metso Oyj	3,312	127,406
Neste Oyj	12,345	408,084
Nokia Oyj	165,211	890,222
Nokian Renkaat Oyj	3,390	97,174
Nordea Bank Abp	89,378	571,708
Orion Oyj, Class B	3,029	103,851
Sampo Oyj, Class A	13,105	545,396
Stora Enso Oyj, Class R	16,271	187,295
UPM-Kymmene Oyj	15,725	424,018
Wartsila Oyj Abp	13,185	165,246

		4,582,709

France — 9.3%
Accor SA	5,459	242,925
Aeroports de Paris	871	150,168
Air Liquide SA	12,600	1,738,942
Alstom SA	4,487	192,869
Amundi SA*	1,739	119,843
Arkema SA	2,014	181,258
Atos SE	2,785	224,365
AXA SA	57,069	1,442,388
BioMerieux	1,182	99,954
BNP Paribas SA	32,917	1,529,562
Bollore SA	25,763	110,663
Bouygues SA	6,419	229,311
Bureau Veritas SA	8,384	208,968
Capgemini SE	4,638	588,354
Carrefour SA	17,299	332,401
Casino Guichard Perrachon SA	1,635	60,275
Cie de Saint-Gobain	14,728	563,960
Cie Generale des Etablissements Michelin SCA	5,031	556,511
CNP Assurances	5,061	104,657
Covivio	1,331	135,703
Credit Agricole SA	33,060	392,397
Danone SA	18,022	1,562,500
Dassault Aviation SA	69	94,561
Dassault Systemes SE	3,750	567,685
Edenred	6,885	345,249
Eiffage SA	2,339	230,835
Electricite de France SA	17,136	211,433
Engie SA	53,826	824,247
EssilorLuxottica SA	8,220	1,106,440

Security Description	Shares	Value (Note 2)
France (continued)
Eurazeo SE	1,377	$92,328
Eutelsat Communications SA	5,157	98,562
Faurecia SA	2,223	104,915
Gecina SA	1,350	205,266
Getlink SE	12,839	185,209
Hermes International	922	647,946
ICADE	870	75,483
Iliad SA	773	79,343
Imerys SA	1,068	44,542
Ingenico Group SA	1,630	154,778
Ipsen SA	1,110	127,214
JCDecaux SA	2,215	63,949
Kering SA	2,237	1,155,545
Klepierre SA	6,029	185,475
L’Oreal SA	7,366	1,969,616
Legrand SA	7,883	555,706
LVMH Moet Hennessy Louis Vuitton SE	8,117	3,356,326
Natixis SA	27,607	110,663
Orange SA	58,692	870,861
Pernod Ricard SA	6,223	1,089,593
Peugeot SA	17,152	402,784
Publicis Groupe SA	6,188	305,933
Remy Cointreau SA	653	96,041
Renault SA	5,585	310,327
Safran SA	9,551	1,368,662
Sanofi	32,899	2,745,049
Sartorius Stedim Biotech	809	128,924
Schneider Electric SE	15,984	1,376,177
SCOR SE	4,764	195,837
SEB SA	672	107,636
Societe BIC SA	839	58,211
Societe Generale SA	22,591	553,382
Sodexo SA	2,686	307,576
Suez	10,774	158,151
Teleperformance	1,678	351,168
Thales SA	3,098	349,117
TOTAL SA	69,381	3,595,105
Ubisoft Entertainment SA†	2,286	189,562
Valeo SA	7,044	219,863
Veolia Environnement SA	15,808	397,540
Vinci SA	14,745	1,511,169
Vivendi SA	26,682	741,603
Wendel SA	810	111,050
Worldline SA†*	2,398	171,440

		41,074,051

Germany — 7.8%
1&1 Drillisch AG	1,542	46,463
adidas AG	5,263	1,687,749
Allianz SE	12,386	2,887,427
Axel Springer SE	1,419	98,072
BASF SE	26,852	1,794,209
Bayer AG	27,293	1,772,715
Bayerische Motoren Werke AG	9,761	719,576
Bayerische Motoren Werke AG (Preference Shares)	1,652	98,172
Beiersdorf AG	2,924	339,755
Brenntag AG	4,588	225,613
Carl Zeiss Meditec AG BR	1,174	129,067
Commerzbank AG	29,397	200,802
Continental AG	3,249	449,432
Covestro AG*	5,073	230,291

143

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Germany (continued)
Daimler AG	26,536	$1,373,112
Delivery Hero SE†*	3,282	157,712
Deutsche Bank AG	57,604	447,827
Deutsche Boerse AG	5,544	775,474
Deutsche Lufthansa AG	6,860	109,045
Deutsche Post AG	28,895	942,036
Deutsche Telekom AG	97,695	1,606,755
Deutsche Wohnen AG	10,507	386,562
E.ON SE	64,593	646,383
Evonik Industries AG	5,439	156,048
Fraport AG Frankfurt Airport Services Worldwide	1,196	100,147
Fresenius Medical Care AG & Co. KGaA	6,309	439,458
Fresenius SE & Co. KGaA	12,224	617,279
Fuchs Petrolub SE (Preference Shares)	2,026	78,229
GEA Group AG	4,748	119,367
Hannover Rueck SE	1,784	279,447
HeidelbergCement AG	4,410	320,189
Henkel AG & Co. KGaA	3,042	286,022
Henkel AG & Co. KGaA (Preference Shares)	5,263	542,532
HOCHTIEF AG	722	81,928
HUGO BOSS AG	1,952	123,212
Infineon Technologies AG	33,373	632,426
Innogy SE*	4,092	197,035
KION Group AG	2,068	111,023
Knorr-Bremse AG	1,411	143,518
LANXESS AG	2,692	161,126
Merck KGaA	3,797	389,053
METRO AG	5,275	81,637
MTU Aero Engines AG	1,502	375,676
Muenchener Rueckversicherungs-Gesellschaft AG	4,377	1,055,189
Porsche Automobil Holding SE (Preference Shares)	4,509	298,489
Puma SE	2,450	171,225
RWE AG	15,960	431,735
SAP SE	28,706	3,560,917
Sartorius AG (Preference Shares)	1,041	213,307
Siemens AG	22,421	2,461,235
Siemens Healthineers AG*	4,421	184,695
Symrise AG	3,614	334,793
Telefonica Deutschland Holding AG	21,628	54,553
thyssenkrupp AG	12,825	165,591
TUI AG	12,993	128,073
Uniper SE	5,868	181,199
United Internet AG	3,622	108,323
Volkswagen AG	963	165,056
Volkswagen AG (Preference Shares)	5,472	916,195
Vonovia SE	14,384	704,015
Wirecard AG	3,418	571,366
Zalando SE†*	3,284	151,230

		34,216,787

Hong Kong — 2.6%
AIA Group, Ltd.	353,400	3,608,994
Bank of East Asia, Ltd.	35,800	103,826
BOC Hong Kong Holdings, Ltd.	110,000	421,002
CLP Holdings, Ltd.	48,500	525,670
Galaxy Entertainment Group, Ltd.	63,000	431,617
Hang Lung Properties, Ltd.	59,000	138,812

Security Description	Shares	Value (Note 2)
Hong Kong (continued)
Hang Seng Bank, Ltd.	22,100	$523,914
Henderson Land Development Co., Ltd.	41,349	213,394
Hong Kong & China Gas Co., Ltd.	292,853	645,755
Hong Kong Exchanges & Clearing, Ltd.	34,600	1,171,156
Hysan Development Co., Ltd.	18,000	85,870
Link REIT	62,000	722,994
MTR Corp., Ltd.	44,500	291,810
New World Development Co., Ltd.	171,000	239,360
PCCW, Ltd.	119,000	67,766
Power Assets Holdings, Ltd.	41,000	293,484
Sino Land Co., Ltd.	88,000	142,966
SJM Holdings, Ltd.	59,000	64,443
Sun Hung Kai Properties, Ltd.	46,000	739,275
Swire Pacific, Ltd., Class A	15,500	175,968
Swire Properties, Ltd.	34,000	123,135
Techtronic Industries Co., Ltd.	39,000	292,006
Vitasoy International Holdings, Ltd.	22,000	103,224
Wharf Holdings, Ltd.	34,000	82,902
Wheelock & Co., Ltd.	26,000	164,123

		11,373,466

Ireland — 0.6%
AIB Group PLC	23,750	80,839
Bank of Ireland Group PLC	26,990	118,803
CRH PLC	23,675	787,901
DCC PLC	2,871	241,189
Flutter Entertainment PLC	2,344	185,628
James Hardie Industries PLC CDI	12,939	174,148
Kerry Group PLC, Class A	4,631	536,368
Kingspan Group PLC	4,476	218,329
Smurfit Kappa Group PLC	6,594	205,985

		2,549,190

Isle of Man — 0.0%
GVC Holdings PLC	16,007	114,915

Israel — 0.5%
Azrieli Group, Ltd.	1,250	87,617
Bank Hapoalim B.M.†	33,080	250,958
Bank Leumi Le-Israel B.M.	42,554	310,366
Check Point Software Technologies, Ltd.†	3,653	408,953
CyberArk Software, Ltd.†	1,085	150,685
Elbit Systems, Ltd.	699	112,102
Israel Chemicals, Ltd.	20,464	110,304
Israel Discount Bank, Ltd., Class A	33,967	147,218
Mizrahi Tefahot Bank, Ltd.†	3,849	92,523
NICE, Ltd.†	1,762	269,120
Teva Pharmaceutical Industries, Ltd. ADR†	31,795	252,134
Wix.com, Ltd.†	1,271	188,769

		2,380,749

Italy — 1.7%
Assicurazioni Generali SpA	31,971	595,156
Atlantia SpA	14,400	370,121
Davide Campari-Milano SpA	16,357	151,717
Enel SpA	236,784	1,622,719
Eni SpA	74,916	1,172,805
FinecoBank Banca Fineco SpA	15,103	149,630
Intesa Sanpaolo SpA	435,510	941,153
Leonardo SpA	11,939	145,472

144

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Italy (continued)
Mediobanca Banca di Credito Finanziario SpA	18,146	$181,249
Moncler SpA	5,242	214,876
Pirelli & C SpA*	11,363	67,065
Poste Italiane SpA*	15,185	162,194
Prysmian SpA	7,030	144,747
Recordati SpA	3,125	140,012
Snam SpA	60,737	298,037
Telecom Italia SpA†	266,181	149,997
Telecom Italia SpA (RSP)	177,473	94,035
Terna Rete Elettrica Nazionale SpA	41,681	253,673
UniCredit SpA	58,891	690,994

		7,545,652

Japan — 21.9%
ABC-Mart, Inc.	1,000	63,186
Acom Co., Ltd.	12,000	42,419
Advantest Corp.	5,800	224,815
Aeon Co., Ltd.	19,100	330,977
AEON Financial Service Co., Ltd.	3,600	58,337
Aeon Mall Co., Ltd.	3,600	55,509
AGC, Inc.	5,400	165,362
Air Water, Inc.	4,600	75,025
Aisin Seiki Co., Ltd.	4,600	149,806
Ajinomoto Co., Inc.	13,400	239,378
Alfresa Holdings Corp.	5,500	133,234
Alps Alpine Co., Ltd.	5,700	104,196
Amada Holdings Co., Ltd.	10,300	113,009
ANA Holdings, Inc.	3,300	110,765
Aozora Bank, Ltd.	3,400	77,744
Asahi Group Holdings, Ltd.	10,600	457,182
Asahi Intecc Co., Ltd.	5,600	145,501
Asahi Kasei Corp.	36,800	374,456
Astellas Pharma, Inc.	55,100	783,121
Bandai Namco Holdings, Inc.	5,700	304,963
Bank of Kyoto, Ltd.	1,500	58,025
Benesse Holdings, Inc.	2,000	46,885
Bridgestone Corp.	16,700	626,874
Brother Industries, Ltd.	7,000	124,032
Calbee, Inc.	2,200	61,792
Canon, Inc.	29,400	799,103
Casio Computer Co., Ltd.	6,500	74,091
Central Japan Railway Co.	4,200	843,081
Chiba Bank, Ltd.	16,600	81,833
Chubu Electric Power Co., Inc.	17,800	250,984
Chugai Pharmaceutical Co., Ltd.	6,600	471,303
Chugoku Electric Power Co., Inc.	8,200	102,407
Coca-Cola Bottlers Japan Holdings, Inc.	4,015	98,218
Concordia Financial Group, Ltd.	31,400	110,489
Credit Saison Co., Ltd.	4,200	51,052
CyberAgent, Inc.	2,900	117,126
Dai Nippon Printing Co., Ltd.	7,200	150,998
Dai-ichi Life Holdings, Inc.	31,800	466,556
Daicel Corp.	8,300	70,274
Daifuku Co., Ltd.	2,850	155,928
Daiichi Sankyo Co., Ltd.	16,500	1,001,473
Daikin Industries, Ltd.	7,300	906,226
Daito Trust Construction Co., Ltd.	2,000	258,659
Daiwa House Industry Co., Ltd.	16,500	467,377
Daiwa House REIT Investment Corp.	49	119,940
Daiwa Securities Group, Inc.	47,300	203,932

Security Description	Shares	Value (Note 2)
Japan (continued)
Denso Corp.	12,600	$534,671
Dentsu, Inc.	6,300	209,920
Disco Corp.	900	165,456
East Japan Railway Co.	8,900	815,924
Eisai Co., Ltd.	7,300	394,633
Electric Power Development Co., Ltd.	4,200	94,427
FamilyMart UNY Holdings Co., Ltd.	7,700	164,844
FANUC Corp.	5,700	1,015,451
Fast Retailing Co., Ltd.	1,700	1,018,142
Fuji Electric Co., Ltd.	3,600	110,454
FUJIFILM Holdings Corp.	10,500	497,719
Fujitsu, Ltd.	5,600	439,510
Fukuoka Financial Group, Inc.	4,300	78,530
GMO Payment Gateway, Inc.	1,200	87,494
Hakuhodo DY Holdings, Inc.	6,300	98,866
Hamamatsu Photonics KK	4,100	151,167
Hankyu Hanshin Holdings, Inc.	6,900	242,118
Hikari Tsushin, Inc.	600	132,449
Hino Motors, Ltd.	7,800	62,622
Hirose Electric Co., Ltd.	935	97,894
Hisamitsu Pharmaceutical Co., Inc.	1,500	60,354
Hitachi Chemical Co., Ltd.	2,800	76,891
Hitachi Construction Machinery Co., Ltd.	3,400	80,022
Hitachi High-Technologies Corp.	1,900	94,872
Hitachi Metals, Ltd.	6,300	66,439
Hitachi, Ltd.	28,100	999,488
Honda Motor Co., Ltd.	47,700	1,182,846
Hoshizaki Corp.	1,500	106,000
Hoya Corp.	11,100	852,824
Hulic Co., Ltd.	8,800	75,584
Idemitsu Kosan Co., Ltd.	6,096	167,969
IHI Corp.	4,600	109,623
Iida Group Holdings Co., Ltd.	4,200	68,941
Inpex Corp.	29,900	262,300
Isetan Mitsukoshi Holdings, Ltd.	10,000	79,543
Isuzu Motors, Ltd.	16,100	177,535
ITOCHU Corp.	39,300	749,863
Itochu Techno-Solutions Corp.	2,800	71,690
J. Front Retailing Co., Ltd.	7,000	82,299
Japan Airlines Co., Ltd.	3,400	106,412
Japan Airport Terminal Co., Ltd.	1,400	58,089
Japan Exchange Group, Inc.	15,600	228,480
Japan Post Bank Co., Ltd.	12,000	116,391
Japan Post Holdings Co., Ltd.	46,500	455,381
Japan Prime Realty Investment Corp.	22	97,374
Japan Real Estate Investment Corp.	38	237,859
Japan Retail Fund Investment Corp.	73	146,798
Japan Tobacco, Inc.	35,000	776,961
JFE Holdings, Inc.	14,400	190,620
JGC Corp.	6,000	77,922
JSR Corp.	5,600	92,804
JTEKT Corp.	6,900	81,555
JXTG Holdings, Inc.	95,250	448,014
Kajima Corp.	13,400	172,468
Kakaku.com, Inc.	4,000	83,152
Kamigumi Co., Ltd.	3,200	73,519
Kaneka Corp.	1,300	48,276
Kansai Electric Power Co., Inc.	20,700	255,270
Kansai Paint Co., Ltd.	5,200	102,398
Kao Corp.	14,400	1,053,029
Kawasaki Heavy Industries, Ltd.	4,500	97,470
KDDI Corp.	51,900	1,355,236

145

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Keihan Holdings Co., Ltd.	2,600	$105,562
Keikyu Corp.	6,400	107,608
Keio Corp.	3,100	191,354
Keisei Electric Railway Co., Ltd.	3,800	139,681
Keyence Corp.	2,700	1,540,853
Kikkoman Corp.	4,200	189,880
Kintetsu Group Holdings Co., Ltd.	5,000	236,342
Kirin Holdings Co., Ltd.	24,100	523,694
Kobayashi Pharmaceutical Co., Ltd.	1,400	99,932
Kobe Steel, Ltd.	9,300	59,832
Koito Manufacturing Co., Ltd.	2,900	145,253
Komatsu, Ltd.	26,800	597,498
Konami Holdings Corp.	2,800	119,412
Konica Minolta, Inc.	13,700	113,415
Kose Corp.	1,000	170,105
Kubota Corp.	30,600	474,181
Kuraray Co., Ltd.	9,300	110,144
Kurita Water Industries, Ltd.	2,800	70,693
Kyocera Corp.	9,300	568,924
Kyowa Hakko Kirin Co., Ltd.	7,400	122,169
Kyushu Electric Power Co., Inc.	11,100	110,423
Kyushu Railway Co.	4,700	133,799
Lawson, Inc.	1,400	69,598
LINE Corp.†	2,000	63,683
Lion Corp.	6,500	127,755
LIXIL Group Corp.	7,800	134,895
M3, Inc.	12,000	243,333
Makita Corp.	6,600	216,544
Marubeni Corp.	46,000	298,458
Marui Group Co., Ltd.	6,000	129,892
Maruichi Steel Tube, Ltd.	1,400	36,851
Mazda Motor Corp.	17,100	168,413
McDonald’s Holdings Co. Japan, Ltd.	2,000	89,821
Mebuki Financial Group, Inc.	27,900	68,634
Medipal Holdings Corp.	5,100	108,498
MEIJI Holdings Co., Ltd.	3,300	229,125
Mercari, Inc.†	2,200	58,815
Minebea Mitsumi, Inc.	11,500	196,771
MISUMI Group, Inc.	8,200	184,571
Mitsubishi Chemical Holdings Corp.	37,300	265,256
Mitsubishi Corp.	39,600	1,064,911
Mitsubishi Electric Corp.	53,400	697,845
Mitsubishi Estate Co., Ltd.	34,600	632,940
Mitsubishi Gas Chemical Co., Inc.	4,700	62,591
Mitsubishi Heavy Industries, Ltd.	9,300	384,007
Mitsubishi Materials Corp.	2,900	79,675
Mitsubishi Motors Corp.	19,500	86,184
Mitsubishi Tanabe Pharma Corp.	7,400	83,911
Mitsubishi UFJ Financial Group, Inc.	358,900	1,774,141
Mitsubishi UFJ Lease & Finance Co., Ltd.	13,700	72,688
Mitsui & Co., Ltd.	48,400	787,795
Mitsui Chemicals, Inc.	5,500	125,912
Mitsui Fudosan Co., Ltd.	26,300	595,154
Mitsui OSK Lines, Ltd.	3,600	88,229
Mizuho Financial Group, Inc.	705,000	996,827
MonotaRO Co., Ltd.	3,700	80,856
MS&AD Insurance Group Holdings, Inc.	13,800	452,288
Murata Manufacturing Co., Ltd.	16,800	740,846
Nabtesco Corp.	3,600	96,954
Nagoya Railroad Co., Ltd.	5,400	148,669

Security Description	Shares	Value (Note 2)
Japan (continued)
NEC Corp.	7,800	$317,498
Nexon Co., Ltd.†	14,400	228,483
NGK Insulators, Ltd.	7,800	116,361
NGK Spark Plug Co., Ltd.	5,100	97,123
NH Foods, Ltd.	2,700	99,772
Nidec Corp.	6,500	871,969
Nikon Corp.	9,300	125,661
Nintendo Co., Ltd.	3,300	1,209,025
Nippon Building Fund, Inc.	40	280,915
Nippon Electric Glass Co., Ltd.	2,200	49,346
Nippon Express Co., Ltd.	2,200	123,794
Nippon Paint Holdings Co., Ltd.	4,200	182,666
Nippon Prologis REIT, Inc.	46	110,647
Nippon Steel Corp.	23,600	370,607
Nippon Telegraph & Telephone Corp.	18,800	848,501
Nippon Yusen KK	5,100	84,755
Nissan Chemical Corp.	3,600	157,641
Nissan Motor Co., Ltd.	67,600	441,517
Nisshin Seifun Group, Inc.	5,700	107,894
Nissin Foods Holdings Co., Ltd.	1,800	111,361
Nitori Holdings Co., Ltd.	2,300	310,321
Nitto Denko Corp.	4,700	232,686
Nomura Holdings, Inc.	101,400	332,374
Nomura Real Estate Holdings, Inc.	3,600	73,043
Nomura Real Estate Master Fund, Inc.	116	184,251
Nomura Research Institute, Ltd.	9,600	169,661
NSK, Ltd.	11,000	93,093
NTT Data Corp.	18,100	237,656
NTT DOCOMO, Inc.	38,700	927,824
Obayashi Corp.	19,000	179,655
OBIC Co., Ltd.	1,800	190,531
Odakyu Electric Railway Co., Ltd.	8,600	192,129
Oji Holdings Corp.	24,300	125,514
Olympus Corp.	34,400	375,650
Omron Corp.	5,500	262,477
Ono Pharmaceutical Co., Ltd.	11,000	199,764
Oracle Corp. Japan	1,000	82,998
Oriental Land Co., Ltd.	5,900	777,483
ORIX Corp.	39,100	559,045
Osaka Gas Co., Ltd.	11,000	201,923
Otsuka Corp.	3,100	122,012
Otsuka Holdings Co., Ltd.	11,600	426,498
Pan Pacific International Holdings Corp	3,400	216,948
Panasonic Corp.	65,200	550,941
Park24 Co., Ltd.	3,400	73,524
PeptiDream, Inc.†	2,700	150,828
Persol Holdings Co., Ltd.	5,181	124,378
Pigeon Corp.	3,300	121,309
Pola Orbis Holdings, Inc.	2,400	60,234
Rakuten, Inc.	25,200	257,583
Recruit Holdings Co., Ltd.	34,600	1,177,471
Renesas Electronics Corp.†	24,679	144,561
Resona Holdings, Inc.	61,300	248,956
Ricoh Co., Ltd.	19,500	178,728
Rinnai Corp.	1,100	74,103
Rohm Co., Ltd.	2,700	188,260
Ryohin Keikaku Co., Ltd.	700	124,489
Sankyo Co., Ltd.	1,300	44,786
Santen Pharmaceutical Co., Ltd.	10,900	175,677
SBI Holdings, Inc.	6,600	150,495
Secom Co., Ltd.	6,000	471,537
Sega Sammy Holdings, Inc.	5,500	70,614

146

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Seibu Holdings, Inc.	6,400	$100,629
Seiko Epson Corp.	8,600	126,630
Sekisui Chemical Co., Ltd.	10,700	158,531
Sekisui House, Ltd.	17,600	295,708
Seven & i Holdings Co., Ltd.	22,100	751,502
Seven Bank, Ltd.	17,800	48,114
SG Holdings Co., Ltd.	4,200	110,744
Sharp Corp.	6,300	79,381
Shimadzu Corp.	6,900	166,280
Shimamura Co., Ltd.	600	42,416
Shimano, Inc.	2,200	310,528
Shimizu Corp.	17,300	139,542
Shin-Etsu Chemical Co., Ltd.	10,700	1,089,893
Shinsei Bank, Ltd.	4,600	69,411
Shionogi & Co., Ltd.	7,900	438,063
Shiseido Co., Ltd.	11,700	861,214
Shizuoka Bank, Ltd.	12,800	87,996
Showa Denko KK	4,000	107,676
SMC Corp.	1,700	617,765
Softbank Corp.	48,900	658,528
SoftBank Group Corp.	48,000	2,432,250
Sohgo Security Services Co., Ltd.	2,000	97,090
Sompo Holdings, Inc.	9,700	401,991
Sony Corp.	37,100	2,107,072
Sony Financial Holdings, Inc.	5,000	121,220
Stanley Electric Co., Ltd.	3,800	93,861
Subaru Corp.	18,100	421,035
SUMCO Corp.	6,839	90,028
Sumitomo Chemical Co., Ltd.	43,400	198,278
Sumitomo Corp.	34,700	515,656
Sumitomo Dainippon Pharma Co., Ltd.	4,600	84,448
Sumitomo Electric Industries, Ltd.	22,100	273,547
Sumitomo Heavy Industries, Ltd.	3,100	100,022
Sumitomo Metal Mining Co., Ltd.	7,000	199,058
Sumitomo Mitsui Financial Group, Inc.	38,800	1,358,607
Sumitomo Mitsui Trust Holdings, Inc.	9,600	327,864
Sumitomo Realty & Development Co., Ltd.	9,700	353,268
Sumitomo Rubber Industries, Ltd.	5,000	54,603
Sundrug Co., Ltd.	1,900	52,428
Suntory Beverage & Food, Ltd.	4,100	161,906
Suzuken Co., Ltd.	2,000	110,356
Suzuki Motor Corp.	10,700	417,817
Sysmex Corp.	4,900	354,348
T&D Holdings, Inc.	16,000	179,619
Taiheiyo Cement Corp.	3,700	104,058
Taisei Corp.	6,300	217,491
Taisho Pharmaceutical Holdings Co., Ltd.	1,000	76,074
Taiyo Nippon Sanso Corp.	4,000	82,364
Takeda Pharmaceutical Co., Ltd.	43,400	1,501,601
TDK Corp.	3,700	285,071
Teijin, Ltd.	5,500	95,240
Terumo Corp.	18,800	546,918
THK Co., Ltd.	3,700	93,227
Tobu Railway Co., Ltd.	5,400	153,720
Toho Co., Ltd.	3,300	128,060
Toho Gas Co., Ltd.	2,200	83,926
Tohoku Electric Power Co., Inc.	13,200	132,209
Tokio Marine Holdings, Inc.	18,900	1,003,241

Security Description	Shares	Value (Note 2)
Japan (continued)
Tokyo Century Corp.	1,284	$53,014
Tokyo Electric Power Co. Holdings, Inc.†	42,700	205,251
Tokyo Electron, Ltd.	4,600	780,967
Tokyo Gas Co., Ltd.	11,200	279,501
Tokyu Corp.	14,700	257,696
Tokyu Fudosan Holdings Corp.	17,600	101,995
Toppan Printing Co., Ltd.	7,700	125,776
Toray Industries, Inc.	40,600	279,519
Toshiba Corp.	16,200	516,667
Tosoh Corp.	7,700	107,729
TOTO, Ltd.	4,000	160,128
Toyo Seikan Group Holdings, Ltd.	4,700	82,017
Toyo Suisan Kaisha, Ltd.	2,800	111,205
Toyoda Gosei Co., Ltd.	2,000	36,692
Toyota Industries Corp.	4,200	217,654
Toyota Motor Corp.	66,800	4,297,141
Toyota Tsusho Corp.	6,500	187,885
Trend Micro, Inc.	3,600	157,083
Tsuruha Holdings, Inc.	1,100	112,184
Unicharm Corp.	11,900	337,213
United Urban Investment Corp.	86	145,523
USS Co., Ltd.	6,500	128,896
Welcia Holdings Co., Ltd.	1,400	65,066
West Japan Railway Co.	4,700	383,793
Yahoo Japan Corp.	83,300	243,666
Yakult Honsha Co., Ltd.	3,300	186,021
Yamada Denki Co., Ltd.	18,700	82,675
Yamaha Corp.	4,000	188,681
Yamaha Motor Co., Ltd.	8,600	150,630
Yamato Holdings Co., Ltd.	8,900	174,522
Yamazaki Baking Co., Ltd.	3,700	56,330
Yaskawa Electric Corp.	6,900	228,602
Yokogawa Electric Corp.	6,800	121,950
Yokohama Rubber Co., Ltd.	3,300	60,678
ZOZO, Inc.	5,600	105,871

		96,332,475

Jersey — 0.6%
Experian PLC	27,040	820,341
Ferguson PLC	6,800	506,447
Glencore PLC	324,668	1,045,365
WPP PLC	37,732	444,227

		2,816,380

Luxembourg — 0.3%
ArcelorMittal	19,529	310,923
Aroundtown SA	22,595	180,751
Eurofins Scientific SE	319	135,881
Millicom International Cellular SA SDR	1,953	100,403
RTL Group SA	1,165	57,234
SES SA FDR	10,643	176,910
Tenaris SA	13,904	174,150

		1,136,252

Mauritius — 0.0%
Golden Agri-Resources, Ltd.	207,700	44,452

Netherlands — 4.3%
ABN AMRO Group NV CVA*	12,278	243,261
Adyen NV†*	302	227,961
Aegon NV	51,918	256,172
AerCap Holdings NV†	3,660	199,580

147

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Netherlands (continued)
Airbus SE	16,911	$2,390,798
Akzo Nobel NV	6,594	622,014
ASML Holding NV	12,421	2,755,048
CNH Industrial NV	30,069	303,665
EXOR NV	3,177	220,872
Ferrari NV	3,614	581,203
Fiat Chrysler Automobiles NV	31,514	418,833
Heineken Holding NV	3,428	347,183
Heineken NV	7,666	822,792
ING Groep NV	113,144	1,255,772
Koninklijke Ahold Delhaize NV	34,542	780,990
Koninklijke DSM NV	5,358	663,045
Koninklijke KPN NV	100,654	286,890
Koninklijke Philips NV	27,027	1,267,458
Koninklijke Vopak NV	2,062	101,479
NN Group NV	8,826	331,494
NXP Semiconductors NV	8,623	891,532
QIAGEN NV†	6,443	245,491
Randstad NV	3,515	176,119
STMicroelectronics NV	20,043	367,878
Unilever NV	42,531	2,453,255
Wolters Kluwer NV	8,162	591,369

		18,802,154

New Zealand — 0.2%
a2 Milk Co., Ltd.†	21,423	251,733
Auckland International Airport, Ltd.	28,789	175,532
Fisher & Paykel Healthcare Corp., Ltd.	16,237	175,444
Fletcher Building, Ltd.	25,181	81,970
Meridian Energy, Ltd.	38,569	118,707
Ryman Healthcare, Ltd.	11,320	95,750
Spark New Zealand, Ltd.	53,713	140,244

		1,039,380

Norway — 0.6%
Aker BP ASA	3,181	90,245
DNB ASA	28,748	513,917
Equinor ASA	29,227	521,786
Gjensidige Forsikring ASA	5,996	116,547
Mowi ASA	12,800	307,726
Norsk Hydro ASA	39,590	135,147
Orkla ASA	22,300	189,264
Schibsted ASA, Class B	2,601	66,628
Telenor ASA	22,002	445,926
Yara International ASA	5,270	247,329

		2,634,515

Papua New Guinea — 0.1%
Oil Search, Ltd.	40,230	192,946

Portugal — 0.1%
EDP - Energias de Portugal SA	75,519	275,948
Galp Energia SGPS SA	14,780	229,633
Jeronimo Martins SGPS SA	7,395	119,227

		624,808

Singapore — 1.2%
Ascendas Real Estate Investment Trust	77,200	171,281
CapitaLand Commercial Trust	76,500	114,566
CapitaLand Mall Trust	71,000	135,093
CapitaLand, Ltd.	76,900	201,835

Security Description	Shares	Value (Note 2)
Singapore (continued)
City Developments, Ltd.	12,100	$85,252
ComfortDelGro Corp., Ltd.	63,100	124,219
DBS Group Holdings, Ltd.	52,400	1,001,451
Genting Singapore, Ltd.	178,500	119,135
Jardine Cycle & Carriage, Ltd.	2,700	66,217
Keppel Corp., Ltd.	42,700	197,415
Oversea-Chinese Banking Corp., Ltd.	92,400	770,533
SATS, Ltd.	19,400	67,876
Sembcorp Industries, Ltd.	28,600	48,382
Singapore Airlines, Ltd.	15,100	105,941
Singapore Exchange, Ltd.	23,400	134,645
Singapore Press Holdings, Ltd.	42,700	68,481
Singapore Technologies Engineering, Ltd.	47,000	144,506
Singapore Telecommunications, Ltd.	241,500	583,159
Suntec Real Estate Investment Trust	62,300	86,247
United Overseas Bank, Ltd.	36,800	705,545
UOL Group, Ltd.	14,700	78,344
Venture Corp., Ltd.	8,000	89,748
Wilmar International, Ltd.	55,400	160,266
Yangzijiang Shipbuilding Holdings, Ltd.	58,100	60,337

		5,320,474

Spain — 2.6%
ACS Actividades de Construccion y Servicios SA	7,619	307,518
Aena SME SA*	1,988	358,357
Amadeus IT Group SA	12,872	1,006,845
Banco Bilbao Vizcaya Argentaria SA	196,023	993,136
Banco de Sabadell SA	157,391	137,268
Banco Santander SA	475,385	2,023,592
Bankia SA	36,194	71,486
Bankinter SA	19,991	129,374
CaixaBank SA	105,724	260,378
Cellnex Telecom SA*	5,666	211,320
Enagas SA	6,810	147,969
Endesa SA	9,388	231,997
Ferrovial SA	14,302	371,831
Grifols SA	8,819	285,245
Iberdrola SA	171,243	1,622,494
Iberdrola SA†	3,983	37,781
Industria de Diseno Textil SA	32,185	959,874
Mapfre SA	31,858	87,238
Naturgy Energy Group SA	8,760	221,734
Red Electrica Corp. SA	12,599	238,165
Repsol SA	42,402	672,250
Siemens Gamesa Renewable Energy SA	7,003	97,781
Telefonica SA	136,807	1,044,158

		11,517,791

SupraNational — 0.2%
HK Electric Investments & HK Electric Investments, Ltd.	77,500	78,613
HKT Trust & HKT, Ltd.	107,000	170,958
Unibail-Rodamco-Westfield (Euronext Amsterdam)	4,009	536,692

		786,263

Sweden — 2.2%
Alfa Laval AB	8,674	162,135
Assa Abloy AB, Class B	29,612	678,242
Atlas Copco AB, Class A	19,739	604,625

148

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Sweden (continued)
Atlas Copco AB, Class B	11,504	$314,191
Boliden AB	8,075	183,172
Electrolux AB, Series B	7,125	164,780
Epiroc AB, Class A	19,739	216,157
Epiroc AB, Class B	11,504	119,399
Essity AB, Class B	17,957	533,473
Hennes & Mauritz AB, Class B	23,443	407,530
Hexagon AB, Class B	7,612	369,273
Husqvarna AB, Class B	12,301	109,099
ICA Gruppen AB	2,329	103,229
Industrivarden AB, Class C	4,795	104,159
Investor AB, Class B	13,496	642,229
Kinnevik AB, Class B	6,939	176,755
L E Lundbergforetagen AB, Class B	2,297	85,149
Lundin Petroleum AB	5,473	171,830
Sandvik AB	33,083	509,123
Securitas AB, Class B	9,168	142,095
Skandinaviska Enskilda Banken AB, Class A	47,647	448,185
Skanska AB, Class B	9,944	185,644
SKF AB, Class B	10,902	178,811
Svenska Handelsbanken AB, Class A	44,855	403,969
Swedbank AB, Class A	26,605	363,117
Swedish Match AB	5,150	196,833
Tele2 AB, Class B	14,589	208,475
Telefonaktiebolaget LM Ericsson, Class B	90,531	794,300
Telia Co AB	81,408	363,077
Volvo AB, Class B	43,341	643,989

		9,583,045

Switzerland — 8.6%
ABB, Ltd.	53,540	1,006,334
Adecco Group AG	4,790	261,470
Alcon, Inc.†	12,690	733,976
Baloise Holding AG	1,451	261,836
Barry Callebaut AG	66	129,106
Chocoladefabriken Lindt & Spruengli AG	3	247,909
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	31	228,240
Cie Financiere Richemont SA	15,370	1,311,871
Clariant AG	5,878	107,603
Coca-Cola HBC AG	5,922	204,540
Credit Suisse Group AG	74,975	907,995
Dufry AG	1,258	110,414
EMS-Chemie Holding AG	244	152,286
Geberit AG	1,095	504,352
Givaudan SA	270	716,429
Julius Baer Group, Ltd.	6,604	282,160
Kuehne & Nagel International AG	1,565	230,337
LafargeHolcim, Ltd.	14,206	695,653
Lonza Group AG	2,180	745,758
Nestle SA	89,511	9,498,680
Novartis AG	63,264	5,801,252
Pargesa Holding SA	1,095	82,177
Partners Group Holding AG	545	434,403
Roche Holding AG	20,531	5,497,270
Schindler Holding AG (Participation Certificate) (SIX)	1,211	279,425
Schindler Holding AG	575	129,151
SGS SA	156	384,783

Security Description	Shares	Value (Note 2)
Switzerland (continued)
Sika AG	3,792	$547,930
Sonova Holding AG	1,625	374,811
Straumann Holding AG	302	246,227
Swatch Group AG (TRQX)	1,653	90,060
Swatch Group AG (XEGT)	914	265,045
Swiss Life Holding AG	1,016	491,192
Swiss Prime Site AG	2,219	195,313
Swiss Re AG	8,906	862,603
Swisscom AG	758	367,649
Temenos AG	1,866	327,754
UBS Group AG	113,085	1,256,580
Vifor Pharma AG	1,330	196,919
Zurich Insurance Group AG	4,436	1,542,829

		37,710,322

United Kingdom — 14.4%
3i Group PLC	28,578	385,248
Admiral Group PLC	5,510	144,924
Anglo American PLC	30,880	762,367
Antofagasta PLC	11,518	129,666
Ashtead Group PLC	14,194	387,585
Associated British Foods PLC	10,480	307,538
AstraZeneca PLC	36,874	3,164,984
Auto Trader Group PLC*	29,071	190,557
Aviva PLC	114,477	563,683
BAE Systems PLC	93,236	619,853
Barclays PLC	499,109	936,527
Barratt Developments PLC	29,713	232,052
Berkeley Group Holdings PLC	3,653	172,424
BHP Group PLC	62,240	1,486,199
BP PLC	591,182	3,898,738
British American Tobacco PLC	66,866	2,385,999
British Land Co. PLC	27,157	167,842
BT Group PLC	249,322	581,979
Bunzl PLC	10,006	261,853
Burberry Group PLC	12,296	335,440
Carnival PLC	4,800	216,634
Centrica PLC	161,731	148,802
Coca-Cola European Partners PLC	6,920	382,538
Compass Group PLC	46,359	1,168,559
Croda International PLC	3,774	214,743
Diageo PLC	70,557	2,943,968
Direct Line Insurance Group PLC	40,004	156,450
easyJet PLC	4,615	54,034
Evraz PLC	14,741	116,977
Fresnillo PLC	6,563	47,661
G4S PLC	45,579	105,629
GlaxoSmithKline PLC	145,178	3,004,249
Halma PLC	11,078	268,522
Hargreaves Lansdown PLC	8,329	211,896
HSBC Holdings PLC	585,106	4,659,899
Imperial Brands PLC	27,871	704,997
Informa PLC	36,608	386,528
InterContinental Hotels Group PLC	5,029	348,719
Intertek Group PLC	4,737	327,465
Investec PLC	19,164	108,646
ITV PLC	107,210	143,275
J Sainsbury PLC	48,302	115,305
John Wood Group PLC	19,631	125,386
Johnson Matthey PLC	5,753	224,232
Kingfisher PLC	65,374	175,879
Land Securities Group PLC	21,706	209,858
Legal & General Group PLC	175,108	555,416

149

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United Kingdom (continued)
Lloyds Banking Group PLC	2,078,723	$1,346,358
London Stock Exchange Group PLC	9,329	752,639
Marks & Spencer Group PLC	47,546	119,182
Meggitt PLC	22,748	164,495
Melrose Industries PLC	142,206	319,061
Merlin Entertainments PLC*	20,889	114,068
Micro Focus International PLC	9,998	209,538
Mondi PLC	10,916	238,554
National Grid PLC	99,479	1,022,451
Next PLC	4,101	301,565
NMC Health PLC	3,059	91,849
Ocado Group PLC†	13,264	199,464
Pearson PLC	22,802	241,913
Persimmon PLC	9,053	220,536
Prudential PLC	75,349	1,553,990
Reckitt Benckiser Group PLC	20,645	1,600,693
RELX PLC (LSE)	57,774	1,370,323
Rentokil Initial PLC	53,964	284,668
Rio Tinto PLC	33,263	1,888,710
Rolls-Royce Holdings PLC	48,773	509,973
Royal Bank of Scotland Group PLC	140,801	371,907
Royal Dutch Shell PLC, Class A	129,186	4,057,204
Royal Dutch Shell PLC, Class B	109,491	3,455,761
RSA Insurance Group PLC	29,843	203,744
Sage Group PLC	31,485	274,610
Schroders PLC	3,603	130,003
Segro PLC	31,646	293,536
Severn Trent PLC	6,899	169,075
Smith & Nephew PLC	25,829	585,210
Smiths Group PLC	11,624	231,083
Spirax-Sarco Engineering PLC	2,148	234,421
SSE PLC	29,770	397,568
St James’s Place PLC	15,573	184,813
Standard Chartered PLC	82,252	674,606
Standard Life Aberdeen PLC	69,143	250,239
Taylor Wimpey PLC	96,236	188,644
Tesco PLC	284,804	772,054
Unilever PLC	32,393	1,950,978
United Utilities Group PLC	19,983	191,315
Vodafone Group PLC	776,863	1,414,893
Weir Group PLC	7,068	127,999
Whitbread PLC	5,370	294,638
WM Morrison Supermarkets PLC	65,132	154,301

		63,400,357

United States — 0.0%
International Flavors & Fragrances, Inc.	1	125

Total Common Stocks (cost $388,509,379)		400,591,510

EXCHANGE-TRADED FUNDS — 4.5%
United States — 4.5%
iShares MSCI EAFE ETF (cost $19,998,576)	306,000	19,721,700

Total Long-Term Investment Securities (cost $408,507,955)		420,313,210

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 0.3%
United States Treasury Bills 2.12% due 10/03/2019(1)	$350,000	$348,754
2.46% due 08/22/2019	1,126	1,125
2.48% due 09/05/2019(1)	770,000	768,506

Total Short-Term Investment Securities (cost $1,118,000)		1,118,385

REPURCHASE AGREEMENTS — 2.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 07/31/2019, to be repurchased 08/01/2019 in the amount of $12,069,168 and collateralized by $12,105,000 of United States Treasury Notes, bearing interest at 2.63%, due 06/15/2021 and having an approximate value of $12,311,390 (cost $12,069,000)	12,069,000	12,069,000

TOTAL INVESTMENTS — (cost $421,694,955)(2)	98.6%	433,500,595
Other assets less liabilities	1.4	6,201,645

NET ASSETS —	100.0%	$439,702,240

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2019, the aggregate value of these securities was $3,561,027 representing 0.8% of net assets.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

FDR — Fiduciary Depositary Receipt

LSE — London Stock Exchange

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SIX — Swiss Stock Exchange

TRQX — Turquoise Stock Exchange

XEGT — Equiduct Stock Exchange

150

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

200	Long	MSCI EAFE Index	September 2019	$18,822,520	$18,853,000	$30,480

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:	$3,141,052	$397,450,458	**	$—	$400,591,510
Exchange-Traded Funds	19,721,700	—		—	19,721,700
Short-Term Investment Securities	—	1,118,385		—	1,118,385
Repurchase Agreements	—	12,069,000		—	12,069,000

Total Investments at Value	$22,862,752	$410,637,843		$—	$433,500,595

Other Financial Instruments:†
Future Contracts	$30,480	$—		$—	$30,480

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

151

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio

PORTFOLIO PROFILE — July 31, 2019 — (unaudited)

Industry Allocation*

Enterprise Software/Service	5.5%
Distribution/Wholesale	3.6
Schools	3.3
Therapeutics	3.3
Electronic Components-Semiconductors	3.3
Medical Products	3.3
Computer Services	3.2
Medical Instruments	3.2
Machinery-General Industrial	3.0
Retail-Restaurants	3.0
Computer Data Security	2.9
Building & Construction Products-Misc.	2.7
Computers-Integrated Systems	2.6
Diagnostic Equipment	2.4
Commercial Services	2.2
Medical-Biomedical/Gene	2.2
Medical Labs & Testing Services	2.1
Internet Application Software	2.1
Patient Monitoring Equipment	1.9
Investment Management/Advisor Services	1.9
Security Services	1.8
Commercial Services-Finance	1.7
Veterinary Diagnostics	1.6
Television	1.5
Non-Hazardous Waste Disposal	1.5
Machinery-Pumps	1.4
Medical-Outpatient/Home Medical	1.4
Semiconductor Equipment	1.4
Applications Software	1.3
Aerospace/Defense-Equipment	1.3
Athletic Equipment	1.2
Brewery	1.1
Oil Companies-Exploration & Production	1.1
Recreational Centers	1.0
Finance-Other Services	1.0
Medical-Drugs	1.0
Lighting Products & Systems	1.0
E-Commerce/Products	1.0
Electronic Measurement Instruments	0.9
Racetracks	0.9
Health Care Cost Containment	0.9
Insurance-Multi-line	0.9
Chemicals-Specialty	0.8
Retail-Misc./Diversified	0.8
Satellite Telecom	0.8
Retail-Discount	0.8
Advertising Services	0.8
Food-Misc./Diversified	0.8
Containers-Paper/Plastic	0.8
Electronic Components-Misc.	0.8
Building-Maintenance & Services	0.7
Finance-Investment Banker/Broker	0.7
Lasers-System/Components	0.6
Real Estate Investment Trusts	0.6
Entertainment Software	0.6
Insurance-Property/Casualty	0.6
Medical Imaging Systems	0.6
Drug Delivery Systems	0.6
Web Hosting/Design	0.6
Recreational Vehicles	0.6
Medical-Wholesale Drug Distribution	0.6

97.8%

*	Calculated as a percentage of net assets

152

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.8%
Advertising Services — 0.8%
Trade Desk, Inc., Class A†	9,438	$2,485,120

Aerospace/Defense-Equipment — 1.3%
Aerojet Rocketdyne Holdings, Inc.†	96,449	4,120,301

Applications Software — 1.3%
HubSpot, Inc.†	23,720	4,239,238

Athletic Equipment — 1.2%
Fox Factory Holding Corp.†	48,660	3,896,693

Brewery — 1.1%
Boston Beer Co., Inc., Class A†	8,894	3,489,294

Building & Construction Products-Misc. — 2.7%
Summit Materials, Inc., Class A†	194,890	3,593,772
Trex Co., Inc.†	58,983	4,821,860

		8,415,632

Building-Maintenance & Services — 0.7%
ServiceMaster Global Holdings, Inc.†	44,072	2,345,953

Chemicals-Specialty — 0.8%
Ingevity Corp.†	26,969	2,657,525

Commercial Services — 2.2%
CoStar Group, Inc.†	4,765	2,932,381
HMS Holdings Corp.†	32,306	1,127,479
Morningstar, Inc.	19,025	2,891,420

		6,951,280

Commercial Services-Finance — 1.7%
Euronet Worldwide, Inc.†	19,079	2,974,607
Green Dot Corp., Class A†	47,904	2,428,254

		5,402,861

Computer Data Security — 2.9%
Rapid7, Inc.†	87,306	5,295,109
Varonis Systems, Inc.†	53,499	3,847,113

		9,142,222

Computer Services — 3.2%
EPAM Systems, Inc.†	21,353	4,137,998
Globant SA†	33,299	3,529,694
Science Applications International Corp.	29,785	2,542,745

		10,210,437

Computers-Integrated Systems — 2.6%
Cubic Corp.	38,973	2,580,013
Mercury Systems, Inc.†	69,448	5,661,401

		8,241,414

Containers-Paper/Plastic — 0.8%
Berry Global Group, Inc.†	53,312	2,401,706

Diagnostic Equipment — 2.4%
BioTelemetry, Inc.†	45,667	2,144,066
Repligen Corp.†	56,575	5,340,114

		7,484,180

Distribution/Wholesale — 3.6%
G-III Apparel Group, Ltd.†	53,889	1,544,458
IAA, Inc.†	87,981	4,113,112
KAR Auction Services, Inc.	87,981	2,352,612
Pool Corp.	17,294	3,274,965

		11,285,147

Security Description	Shares	Value (Note 2)
Drug Delivery Systems — 0.6%
DexCom, Inc.†	12,129	$1,902,676

E-Commerce/Products — 1.0%
Etsy, Inc.†	47,687	3,195,983

Electronic Components-Misc. — 0.8%
OSI Systems, Inc.†	21,121	2,377,380

Electronic Components-Semiconductors — 3.3%
Lattice Semiconductor Corp.†	220,438	4,263,271
Monolithic Power Systems, Inc.	23,545	3,488,427
Silicon Laboratories, Inc.†	23,157	2,598,447

		10,350,145

Electronic Measurement Instruments — 0.9%
FLIR Systems, Inc.	60,090	2,984,069

Enterprise Software/Service — 5.5%
Black Knight, Inc.†	81,255	5,145,066
Blackline, Inc.†	43,663	1,947,370
Guidewire Software, Inc.†	30,305	3,093,534
New Relic, Inc.†	42,475	3,957,396
Tyler Technologies, Inc.†	14,282	3,332,705

		17,476,071

Entertainment Software — 0.6%
Take-Two Interactive Software, Inc.†	16,264	1,992,665

Finance-Investment Banker/Broker — 0.7%
E*TRADE Financial Corp.	45,374	2,213,797

Finance-Other Services — 1.0%
Cboe Global Markets, Inc.	30,000	3,279,300

Food-Misc./Diversified — 0.8%
Lancaster Colony Corp.	15,853	2,470,215

Health Care Cost Containment — 0.9%
HealthEquity, Inc.†	34,999	2,869,218

Insurance-Multi-line — 0.9%
Assurant, Inc.	25,051	2,839,781

Insurance-Property/Casualty — 0.6%
Hanover Insurance Group, Inc.	15,025	1,948,893

Internet Application Software — 2.1%
Anaplan, Inc.†	46,293	2,635,924
Zendesk, Inc.†	47,395	3,960,326

		6,596,250

Investment Management/Advisor Services — 1.9%
Blucora, Inc.†	69,954	2,094,423
LPL Financial Holdings, Inc.	45,964	3,855,000

		5,949,423

Lasers-System/Components — 0.6%
II-VI, Inc.†	51,672	2,051,378

Lighting Products & Systems — 1.0%
Universal Display Corp.	15,165	3,201,028

Machinery-General Industrial — 3.0%
Altra Industrial Motion Corp.	113,403	3,258,068
Chart Industries, Inc.†	24,853	1,877,147
Crane Co.	20,660	1,729,242
Welbilt, Inc.†	169,636	2,785,423

		9,649,880

153

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Machinery-Pumps — 1.4%
Gardner Denver Holdings, Inc.†	70,215	$2,314,988
Graco, Inc.	45,746	2,199,468

		4,514,456

Medical Imaging Systems — 0.6%
Lantheus Holdings, Inc.†	84,374	1,908,540

Medical Instruments — 3.2%
Bio-Techne Corp.	19,857	4,172,949
Integra LifeSciences Holdings Corp.†	49,691	3,149,912
LivaNova PLC†	36,517	2,813,635

		10,136,496

Medical Labs & Testing Services — 2.1%
Catalent, Inc.†	58,226	3,289,187
Syneos Health, Inc.†	65,122	3,327,083

		6,616,270

Medical Products — 3.3%
Haemonetics Corp.†	20,224	2,468,946
Hill-Rom Holdings, Inc.	22,441	2,393,108
ICU Medical, Inc.†	9,461	2,407,257
Penumbra, Inc.†	18,348	3,075,125

		10,344,436

Medical-Biomedical/Gene — 2.2%
Amicus Therapeutics, Inc.†	178,055	2,207,882
Retrophin, Inc.†	134,459	2,660,944
Sage Therapeutics, Inc.†	12,171	1,951,498

		6,820,324

Medical-Drugs — 1.0%
Coherus Biosciences, Inc.†	97,241	1,635,594
Eagle Pharmaceuticals, Inc.†	29,448	1,615,517

		3,251,111

Medical-Outpatient/Home Medical — 1.4%
LHC Group, Inc.†	34,749	4,398,528

Medical-Wholesale Drug Distribution — 0.6%
Premier, Inc., Class A†	45,232	1,752,740

Non-Hazardous Waste Disposal — 1.5%
Casella Waste Systems, Inc., Class A†	108,813	4,744,247

Oil Companies-Exploration & Production — 1.1%
Parsley Energy, Inc., Class A†	200,150	3,320,489

Patient Monitoring Equipment — 1.9%
Insulet Corp.†	25,788	3,170,377
Masimo Corp.†	17,911	2,827,251

		5,997,628

Racetracks — 0.9%
Penn National Gaming, Inc.†	149,729	2,922,710

Real Estate Investment Trusts — 0.6%
Physicians Realty Trust	118,398	2,037,630

Recreational Centers — 1.0%
Planet Fitness, Inc., Class A†	41,788	3,287,044

Recreational Vehicles — 0.6%
Malibu Boats, Inc., Class A†	60,553	1,824,462

Retail-Discount — 0.8%
Ollie’s Bargain Outlet Holdings, Inc.†	30,041	2,544,172

Security Description	Shares	Value (Note 2)
Retail-Misc./Diversified — 0.8%
Five Below, Inc.†	22,132	$2,599,625

Retail-Restaurants — 3.0%
Dunkin’ Brands Group, Inc.	38,507	3,086,721
Texas Roadhouse, Inc.	28,442	1,570,852
Wendy’s Co.	137,996	2,510,147
Wingstop, Inc.	25,341	2,422,346

		9,590,066

Satellite Telecom — 0.8%
Iridium Communications, Inc.†	100,098	2,546,493

Schools — 3.3%
Bright Horizons Family Solutions, Inc.†	20,100	3,056,607
Chegg, Inc.†	51,856	2,329,371
Grand Canyon Education, Inc.†	25,727	2,798,326
Strategic Education, Inc.	12,715	2,263,143

		10,447,447

Security Services — 1.8%
Brink’s Co.	63,051	5,684,678

Semiconductor Equipment — 1.4%
Entegris, Inc.	99,502	4,329,332

Television — 1.5%
Sinclair Broadcast Group, Inc., Class A	33,487	1,682,722
World Wrestling Entertainment, Inc., Class A	43,004	3,129,831

		4,812,553

Therapeutics — 3.3%
GW Pharmaceuticals PLC ADR†	17,715	2,875,144
Mirati Therapeutics, Inc.†	15,372	1,626,358
Neurocrine Biosciences, Inc.†	31,769	3,062,214
Sarepta Therapeutics, Inc.†	18,847	2,805,376

		10,369,092

Veterinary Diagnostics — 1.6%
Elanco Animal Health, Inc.†	72,443	2,387,721
Neogen Corp.†	39,640	2,830,296

		5,218,017

Web Hosting/Design — 0.6%
Q2 Holdings, Inc.†	22,984	1,835,732

TOTAL INVESTMENTS (cost $252,394,685)(1)	97.8%	309,971,473
Other assets less liabilities	2.2	6,876,084

NET ASSETS	100.0%	$316,847,557

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

154

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$309,971,473	$—	$—	$309,971,473

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

155

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio

PORTFOLIO PROFILE — July 31, 2019 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	12.5%
United States Treasury Notes	10.1
Medical-Drugs	4.8
Oil Companies-Integrated	3.4
Banks-Commercial	3.1
Oil Companies-Exploration & Production	3.0
Cable/Satellite TV	3.0
Banks-Super Regional	2.2
Electronic Components-Semiconductors	2.1
Auto-Cars/Light Trucks	2.0
Enterprise Software/Service	1.9
Tobacco	1.9
Food-Misc./Diversified	1.6
United States Treasury Bonds	1.6
Aerospace/Defense	1.6
Oil-Field Services	1.5
Medical Products	1.5
Medical Instruments	1.4
Finance-Other Services	1.3
Cruise Lines	1.2
Networking Products	1.2
Pharmacy Services	1.2
Insurance Brokers	1.1
Building Products-Air & Heating	1.1
Television	1.1
Computers	1.1
E-Commerce/Products	1.1
Insurance-Multi-line	1.1
Electric-Integrated	1.1
Chemicals-Diversified	1.0
Medical-Wholesale Drug Distribution	1.0
Real Estate Investment Trusts	1.0
Insurance-Life/Health	1.0
Apparel Manufacturers	1.0
Medical-Biomedical/Gene	0.9
Food-Wholesale/Distribution	0.9
Diversified Manufacturing Operations	0.9
Semiconductor Components-Integrated Circuits	0.9
Transport-Rail	0.9
Computer Services	0.9
Telephone-Integrated	0.9
Cellular Telecom	0.7
Medical-HMO	0.7
Pipelines	0.7
Retail-Building Products	0.7
Agricultural Biotech	0.6
Agricultural Chemicals	0.5
E-Commerce/Services	0.5
Drug Delivery Systems	0.5
Private Equity	0.4
Telecom Equipment-Fiber Optics	0.4
Investment Management/Advisor Services	0.3
Finance-Investment Banker/Broker	0.3
Transport-Equipment & Leasing	0.3
Applications Software	0.3
Finance-Leasing Companies	0.3
Computers-Memory Devices	0.3
Food-Confectionery	0.2
Insurance-Mutual	0.2
Internet Security	0.2
Brewery	0.2

Finance-Credit Card	0.2%
Theaters	0.2
Internet Content-Entertainment	0.2
Semiconductor Equipment	0.2
Insurance-Reinsurance	0.2
Therapeutics	0.2
Finance-Consumer Loans	0.1
Options Purchased	0.1
Data Processing/Management	0.1
Retail-Auto Parts	0.1
Electric-Distribution	0.1
Electronic Parts Distribution	0.1
Airlines	0.1
Gas-Distribution	0.1
Retail-Restaurants	0.1
Commercial Services-Finance	0.1

93.6%

*	Calculated as a percentage of net assets

156

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 62.4%
Aerospace/Defense — 1.5%
General Dynamics Corp.	125,121	$23,264,999

Agricultural Biotech — 0.6%
Corteva, Inc.	305,780	9,020,510

Agricultural Chemicals — 0.5%
Nutrien, Ltd.	154,263	8,455,155

Apparel Manufacturers — 1.0%
Capri Holdings, Ltd.†	418,908	14,908,936

Auto-Cars/Light Trucks — 1.9%
General Motors Co.	724,618	29,231,090

Banks-Commercial — 1.6%
Citizens Financial Group, Inc.	672,516	25,057,946

Banks-Super Regional — 2.0%
PNC Financial Services Group, Inc.	109,884	15,702,424
Wells Fargo & Co.	331,967	16,070,522

		31,772,946

Building Products-Air & Heating — 1.1%
Johnson Controls International PLC	415,521	17,634,711

Cable/Satellite TV — 2.1%
Charter Communications, Inc., Class A†	53,586	20,650,973
Comcast Corp., Class A	264,697	11,426,969

		32,077,942

Cellular Telecom — 0.5%
Vodafone Group PLC	4,715,070	8,587,512

Chemicals-Diversified — 1.0%
Dow, Inc.	151,323	7,330,086
DuPont de Nemours, Inc.	124,920	9,014,227

		16,344,313

Computer Services — 0.9%
Cognizant Technology Solutions Corp., Class A	206,387	13,444,049

Computers — 0.9%
Apple, Inc.	69,159	14,733,633

Cruise Lines — 1.2%
Carnival Corp.	403,509	19,057,730

Diversified Banking Institutions — 11.5%
Bank of America Corp(4).	1,543,372	47,350,653
Citigroup, Inc.	781,355	55,601,222
Goldman Sachs Group, Inc.	80,906	17,809,838
JPMorgan Chase & Co.	269,317	31,240,772
Morgan Stanley	600,109	26,740,857

		178,743,342

Diversified Manufacturing Operations — 0.9%
Ingersoll-Rand PLC	115,313	14,259,606

E-Commerce/Products — 1.0%
eBay, Inc.	364,428	15,010,789

Electric-Integrated — 0.8%
Duke Energy Corp.	61,357	5,320,879
FirstEnergy Corp.	145,075	6,378,948

		11,699,827

Electronic Components-Semiconductors — 1.4%
Intel Corp.	416,328	21,045,380

Security Description	Shares	Value (Note 2)

Enterprise Software/Service — 1.7%
Oracle Corp.	478,213	$26,923,392

Food-Misc./Diversified — 1.6%
Mondelez International, Inc., Class A	464,128	24,826,207

Food-Wholesale/Distribution — 0.9%
US Foods Holding Corp.†	403,322	14,265,499

Insurance Brokers — 1.1%
Willis Towers Watson PLC	90,615	17,689,860

Insurance-Life/Health — 0.5%
AXA Equitable Holdings, Inc.	361,176	8,119,236

Insurance-Multi-line — 0.8%
Voya Financial, Inc.	217,028	12,190,463

Medical Instruments — 1.2%
Alcon, Inc.†	113,389	6,558,298
Medtronic PLC	112,818	11,500,667

		18,058,965

Medical Products — 1.1%
Zimmer Biomet Holdings, Inc.	121,157	16,371,945

Medical-Biomedical/Gene — 0.6%
Celgene Corp.†	94,323	8,664,511

Medical-Drugs — 4.2%
Bristol-Myers Squibb Co.	275,625	12,240,506
Johnson & Johnson	245,705	31,995,705
Novartis AG	110,779	10,158,335
Sanofi	133,766	11,161,260

		65,555,806

Medical-HMO — 0.7%
Anthem, Inc.	35,045	10,324,607

Medical-Wholesale Drug Distribution — 1.0%
McKesson Corp.	114,521	15,912,693

Networking Products — 1.2%
Cisco Systems, Inc.	331,270	18,352,358

Oil Companies-Exploration & Production — 2.9%
Canadian Natural Resources, Ltd.	374,433	9,484,236
Devon Energy Corp.	658,560	17,781,120
Marathon Oil Corp.	963,323	13,553,955
Occidental Petroleum Corp.	71,657	3,680,303

		44,499,614

Oil Companies-Integrated — 3.4%
BP PLC	2,597,611	17,130,774
Chevron Corp.	118,964	14,645,658
Royal Dutch Shell PLC, Class A	691,736	21,724,598

		53,501,030

Oil-Field Services — 1.4%
Schlumberger, Ltd.	115,357	4,610,819
TechnipFMC PLC	610,070	16,801,328

		21,412,147

Pharmacy Services — 1.0%
CVS Health Corp.	273,119	15,259,159

Retail-Building Products — 0.6%
Kingfisher PLC	3,330,664	8,960,666

Semiconductor Components-Integrated Circuits — 0.8%
QUALCOMM, Inc.	179,105	13,103,322

157

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Television — 0.6%
CBS Corp., Class B	174,152	$8,970,570

Tobacco — 1.8%
Philip Morris International, Inc.	333,460	27,880,591

Transport-Rail — 0.9%
CSX Corp.	194,079	13,663,162

Total Common Stocks (cost $858,432,107)		968,856,219

CONVERTIBLE PREFERRED SECURITIES — 0.1%
Investment Management/Advisor Services — 0.1%
AMG Capital Trust II 5.15%	40,900	1,993,875

Pipelines — 0.0%
El Paso Energy Capital Trust I 4.75%	800	42,400

Total Convertible Preferred Securities (cost $2,502,039)		2,036,275

PREFERRED SECURITIES — 0.0%
Banks-Super Regional — 0.0%
Wells Fargo & Co. Series Q 5.85% (cost $30,000)	1,200	31,416

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.0%
Diversified Banking Institutions — 0.0%
JPMorgan Chase & Co. Series V 5.64% due 10/01/2019(1) (cost $200,000)	$200,000	200,200

U.S. CONVERTIBLE BONDS & NOTES — 6.9%
Applications Software — 0.3%
Nuance Communications, Inc. Senior Notes 1.00% due 12/15/2035	1,803,000	1,716,577
Nuance Communications, Inc. Senior Notes 1.25% due 04/01/2025	1,775,000	1,777,818
RealPage, Inc. Senior Notes 1.50% due 11/15/2022	626,000	982,702

		4,477,097

Broadcast Services/Program — 0.0%
Liberty Media Corp-Liberty Formula One Senior Notes 1.00% due 01/30/2023	440,000	530,697

Cable/Satellite TV — 0.3%
DISH Network Corp. Senior Notes 3.38% due 08/15/2026	4,789,000	4,388,343

Commercial Services-Finance — 0.1%
Euronet Worldwide, Inc. Senior Notes 0.75% due 03/15/2049*	684,000	805,701

Security Description	Principal Amount	Value (Note 2)

Computers-Memory Devices — 0.3%
SanDisk Corp. Company Guar. Notes 0.50% due 10/15/2020	$2,198,000	$1,925,470
Western Digital Corp. Company Guar. Notes 1.50% due 02/01/2024*	2,183,000	2,029,088

		3,954,558

Drug Delivery Systems — 0.5%
DexCom, Inc. Senior Notes 0.75% due 05/15/2022	2,280,000	3,766,956
DexCom, Inc. Senior Notes 0.75% due 12/01/2023*	3,329,000	3,996,881

		7,763,837

E-Commerce/Services — 0.4%
IAC Financeco 3, Inc. Company Guar. Notes 2.00% due 01/15/2030*	3,984,000	4,298,889
Liberty Expedia Holdings, Inc. Senior Notes 1.00% due 06/30/2047*	1,414,000	1,404,372

		5,703,261

Electronic Components-Semiconductors — 0.6%
Cree, Inc. Senior Notes 0.88% due 09/01/2023*	3,673,000	4,524,285
Microchip Technology, Inc. Senior Sub. Notes 1.63% due 02/15/2027	1,720,000	2,191,796
ON Semiconductor Corp. Company Guar. Notes 1.00% due 12/01/2020	1,666,000	2,122,304
Silicon Laboratories, Inc. Senior Notes 1.38% due 03/01/2022	510,000	674,392

		9,512,777

Enterprise Software/Service — 0.2%
Workday, Inc. Senior Notes 0.25% due 10/01/2022	2,245,000	3,283,405

Finance-Investment Banker/Broker — 0.3%
GS Finance Corp. Senior Notes 0.25% due 07/08/2024(2)	5,346,000	5,165,626

Finance-Other Services — 1.3%
Convertible Trust - Consumer Series 2018-1 Senior Notes 0.25% due 01/17/2024(2)	6,174,000	6,433,308
Convertible Trust - Energy Series 2019-1 Senior Notes 0.33% due 09/19/2024(2)(5)	6,944,000	7,261,341
Convertible Trust - Healthcare Series 2018-1 Senior Notes 0.25% due 02/05/2024(2)	6,038,000	6,236,650

		19,931,299

158

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S.CONVERTIBLE BONDS & NOTES (continued)
Internet Security — 0.2%
FireEye, Inc. Senior Notes Series A 1.00% due 06/01/2035	$1,641,000	$1,604,077
FireEye, Inc. Senior Notes Series B 1.63% due 06/01/2035	1,663,000	1,562,014

		3,166,091

Medical Instruments — 0.2%
NuVasive, Inc. Senior Notes 2.25% due 03/15/2021	1,978,000	2,376,480

Medical Products — 0.3%
Wright Medical Group, Inc. Company Guar. Notes 1.63% due 06/15/2023	4,222,000	4,582,179

Medical-Biomedical/Gene — 0.2%
BioMarin Pharmaceutical, Inc. Senior Sub. Notes 1.50% due 10/15/2020	2,388,000	2,579,125
Medicines Co. Senior Notes 2.75% due 07/15/2023	929,000	920,937

		3,500,062

Medical-Drugs — 0.1%
Pacira Pharmaceuticals, Inc. Senior Notes 2.38% due 04/01/2022	906,000	931,695
Supernus Pharmaceuticals, Inc. Senior Notes 0.63% due 04/01/2023	1,171,000	1,144,865

		2,076,560

Oil Companies-Exploration & Production — 0.0%
Chesapeake Energy Corp. Company Guar. Notes 5.50% due 09/15/2026	778,000	554,931

Oil-Field Services — 0.1%
Helix Energy Solutions Group, Inc. Senior Notes 4.25% due 05/01/2022	830,000	837,792
Oil States International, Inc. Senior Notes 1.50% due 02/15/2023	1,585,000	1,374,250

		2,212,042

Patient Monitoring Equipment — 0.0%
Insulet Corp. Senior Notes 1.38% due 11/15/2024	461,000	667,913

Telecom Equipment-Fiber Optics — 0.4%
Finisar Corp. Senior Notes 0.50% due 12/15/2036	855,000	834,379
Viavi Solutions, Inc. Senior Notes 1.00% due 03/01/2024	1,625,000	2,034,411

Security Description	Principal Amount	Value (Note 2)

Telecom Equipment-Fiber Optics (continued)
Viavi Solutions, Inc. Senior Notes 1.75% due 06/01/2023	$2,411,000	$2,967,800

		5,836,590

Telephone-Integrated — 0.2%
GCI Liberty, Inc. Senior Notes 1.75% due 09/30/2046*	2,371,000	2,767,158

Television — 0.5%
Liberty Media Corp. Senior Notes 1.38% due 10/15/2023	6,373,000	7,620,220
Liberty Media Corp. Senior Notes 2.25% due 09/30/2046	1,673,000	906,969

		8,527,189

Theaters — 0.2%
Live Nation Entertainment, Inc. Senior Notes 2.50% due 03/15/2023	2,209,000	2,741,813

Therapeutics — 0.2%
Neurocrine Biosciences, Inc. Senior Notes 2.25% due 05/15/2024	1,623,000	2,331,575

Total U.S. Convertible Bonds & Notes (cost $97,476,800)		106,857,184

U.S. CORPORATE BONDS & NOTES — 9.2%
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 2.85% due 12/15/2020*	214,000	214,434
General Dynamics Corp. Company Guar. Notes 2.88% due 05/11/2020	505,000	507,846

		722,280

Aerospace/Defense-Equipment — 0.0%
United Technologies Corp. Senior Notes 4.45% due 11/16/2038	344,000	394,708

Airlines — 0.1%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 3.70% due 04/01/2028	45,115	46,884
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.50% due 09/01/2031	974,731	994,062
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class A 3.75% due 03/03/2028	48,087	50,125

		1,091,071

Applications Software — 0.0%
Microsoft Corp. Senior Notes 3.50% due 02/12/2035	120,000	128,580

159

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks — 0.1%
Ford Motor Credit Co. LLC Senior Notes 3.10% due 05/04/2023	$419,000	$413,786
Ford Motor Credit Co. LLC Senior Notes 3.81% due 01/09/2024	845,000	845,338
Ford Motor Credit Co. LLC Senior Notes 4.13% due 08/04/2025	220,000	219,291
General Motors Co. Senior Notes 6.60% due 04/01/2036	320,000	364,387
General Motors Financial Co., Inc. Company Guar. Notes 5.25% due 03/01/2026	304,000	327,917

		2,170,719

Banks-Commercial — 0.2%
Citizens Financial Group, Inc. Senior Notes 2.38% due 07/28/2021	800,000	796,760
Discover Bank Senior Notes 3.35% due 02/06/2023	1,500,000	1,537,444

		2,334,204

Banks-Super Regional — 0.2%
PNC Financial Services Group, Inc. Senior Notes 3.45% due 04/23/2029	815,000	855,275
US Bancorp Sub. Notes Series W 3.10% due 04/27/2026	750,000	767,012
Wells Fargo & Co. Senior Notes 3.55% due 09/29/2025	260,000	271,161
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	200,000	211,774
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	170,000	192,994

		2,298,216

Brewery — 0.1%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036	570,000	635,164
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	641,000	727,908
Molson Coors Brewing Co. Company Guar. Notes 4.20% due 07/15/2046	282,000	272,842

		1,635,914

Building-Residential/Commercial — 0.0%
MDC Holdings, Inc. Company Guar. Notes 6.00% due 01/15/2043	10,000	9,850

Security Description	Principal Amount	Value (Note 2)

Cable/Satellite TV — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	$845,000	$884,905
Comcast Corp. Company Guar. Notes 2.75% due 03/01/2023	2,000,000	2,030,103
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	1,350,000	1,444,109
Comcast Corp. Company Guar. Notes 4.15% due 10/15/2028	1,335,000	1,471,311
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	425,000	492,450

		6,322,878

Chemicals-Diversified — 0.0%
Eastman Chemical Co. Senior Notes 2.70% due 01/15/2020	544,000	544,248

Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	512,000	548,718

Computer Services — 0.0%
DXC Technology Co. Senior Notes 4.45% due 09/18/2022	30,000	31,428

Computers — 0.2%
Apple, Inc. Senior Notes 2.15% due 02/09/2022	126,000	126,105
Apple, Inc. Senior Notes 3.35% due 02/09/2027	1,425,000	1,499,711
Dell International LLC/EMC Corp. Senior Sec. Notes 8.35% due 07/15/2046*	189,000	240,976
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 5.45% due 06/15/2023*	711,000	766,674

		2,633,466

Containers-Paper/Plastic — 0.0%
Packaging Corp. of America Senior Notes 4.50% due 11/01/2023	77,000	82,087

Data Processing/Management — 0.1%
Fiserv, Inc. Senior Notes 3.80% due 10/01/2023	1,620,000	1,697,667

Diversified Banking Institutions — 0.8%
Bank of America Corp. Senior Notes 3.25% due 10/21/2027	2,000,000	2,050,885
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	790,000	824,285

160

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	$1,500,000	$1,703,027
Citigroup, Inc. Sub. Notes 5.30% due 05/06/2044	20,000	24,206
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	30,000	42,436
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	1,300,000	1,383,005
JPMorgan Chase & Co. Senior Notes 3.20% due 06/15/2026	750,000	773,431
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	1,400,000	1,459,114
JPMorgan Chase & Co. Senior Notes 3.90% due 01/23/2049	1,400,000	1,491,168
JPMorgan Chase & Co. Senior Notes 4.26% due 02/22/2048	1,500,000	1,673,323
Morgan Stanley Senior Notes 3.88% due 01/27/2026	1,000,000	1,058,591
Morgan Stanley Senior Notes 4.00% due 07/23/2025	210,000	223,831

		12,707,302

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.60% due 12/05/2019	1,900,000	1,901,268
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	18,000	22,092

		1,923,360

Electric-Distribution — 0.1%
Oglethorpe Power Corp. 1st Mtg. Bonds 4.55% due 06/01/2044	200,000	209,612
Sempra Energy Senior Notes 3.80% due 02/01/2038	1,140,000	1,141,712

		1,351,324

Electric-Integrated — 0.3%
Georgia Power Co. Senior Notes 2.00% due 03/30/2020	2,304,000	2,297,628
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.55% due 05/01/2027	1,715,000	1,798,021

		4,095,649

Electronic Components-Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024	1,295,000	1,308,508

Security Description	Principal Amount	Value (Note 2)

Electronic Components-Semiconductors (continued)
Texas Instruments, Inc. Senior Notes 2.63% due 05/15/2024	$840,000	$851,910

		2,160,418

Electronic Parts Distribution — 0.1%
Avnet, Inc. Senior Notes 4.63% due 04/15/2026	1,250,000	1,325,299

Finance-Consumer Loans — 0.1%
Synchrony Financial Senior Notes 3.95% due 12/01/2027	2,075,000	2,103,813

Finance-Credit Card — 0.2%
American Express Co. Sub. Notes 3.63% due 12/05/2024	54,000	56,497
Capital One Financial Corp. Senior Notes 3.20% due 01/30/2023	2,750,000	2,805,065

		2,861,562

Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 3.00% due 09/15/2023	929,000	933,796
Air Lease Corp. Senior Notes 4.25% due 09/15/2024	165,000	174,558

		1,108,354

Food-Confectionery — 0.2%
JM Smucker Co. Senior Notes 2.50% due 03/15/2020	3,679,000	3,677,011

Food-Misc./Diversified — 0.0%
General Mills, Inc. Senior Notes 2.20% due 10/21/2019	120,000	119,900

Gas-Distribution — 0.1%
NiSource, Inc. Senior Notes 4.38% due 05/15/2047	903,000	994,752

Insurance Brokers — 0.0%
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	610,000	630,779

Insurance-Life/Health — 0.5%
Athene Global Funding Sec.Notes 2.75% due 06/25/2024*	315,000	314,439
Athene Global Funding Sec. Notes 4.00% due 01/25/2022*	2,900,000	2,997,250
Jackson National Life Global Funding Senior Sec. Notes 2.10% due 10/25/2021*	1,500,000	1,489,889
Jackson National Life Global Funding Senior Sec. Notes 3.25% due 01/30/2024*	1,000,000	1,029,146

161

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Life/Health (continued)
Nationwide Financial Services, Inc. Senior Notes 5.30% due 11/18/2044*	$610,000	$701,478
Prudential Financial, Inc. Senior Notes 3.94% due 12/07/2049	30,000	31,820
Reliance Standard Life Global Funding II Senior Sec. Notes 3.05% due 01/20/2021*	355,000	357,332

		6,921,354

Insurance-Multi-line — 0.3%
Allstate Corp. Senior Notes 3.28% due 12/15/2026	665,000	699,911
American Financial Group, Inc. Senior Notes 4.50% due 06/15/2047	2,050,000	2,099,089
Guardian Life Global Funding Sec. Notes 2.90% due 05/06/2024*	815,000	832,717
Metropolitan Life Global Funding I Sec. Notes 2.05% due 06/12/2020*	1,000,000	997,910

		4,629,627

Insurance-Mutual — 0.2%
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	1,650,000	1,850,613
MassMutual Global Funding II Sec. Notes 2.00% due 04/15/2021*	1,635,000	1,626,337

		3,476,950

Insurance-Property/Casualty — 0.0%
Markel Corp. Senior Notes 5.00% due 05/20/2049	565,000	631,509
Travelers Cos., Inc. Senior Notes 4.60% due 08/01/2043	10,000	11,949

		643,458

Insurance-Reinsurance — 0.2%
PartnerRe Finance B LLC Company Guar. Notes 3.70% due 07/02/2029	1,240,000	1,268,737
Reinsurance Group of America, Inc. Senior Notes 4.70% due 09/15/2023	1,040,000	1,118,971

		2,387,708

Investment Management/Advisor Services — 0.2%
Blackstone Holdings Finance Co. LLC Company Guar. Notes 5.00% due 06/15/2044*	2,915,000	3,386,322

Medical Instruments — 0.0%
Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022	68,000	69,700

Security Description	Principal Amount	Value (Note 2)

Medical Instruments (continued)
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	$42,000	$48,993

		118,693

Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	100,000	101,636
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	43,000	45,488

		147,124

Medical Products — 0.0%
Becton Dickinson and Co. Senior Notes 2.68% due 12/15/2019	44,000	44,010
Becton Dickinson and Co. Senior Notes 4.88% due 05/15/2044	116,000	126,368

		170,378

Medical-Biomedical/Gene — 0.1%
Celgene Corp. Senior Notes 4.00% due 08/15/2023	10,000	10,536
Celgene Corp. Senior Notes 4.63% due 05/15/2044	110,000	122,618
Gilead Sciences, Inc. Senior Notes 2.55% due 09/01/2020	1,900,000	1,904,228
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	171,000	178,282

		2,215,664

Medical-Drugs — 0.3%
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	171,000	178,396
Bayer US Finance II LLC Company Guar. Notes 4.38% due 12/15/2028*	1,529,000	1,606,111
Bayer US Finance LLC Company Guar. Notes 2.38% due 10/08/2019*	2,200,000	2,197,986
Bayer US Finance LLC Company Guar. Notes 3.00% due 10/08/2021*	200,000	201,089
Bristol-Myers Squibb Co. Senior Notes 4.13% due 06/15/2039*	706,000	770,255
Zoetis, Inc. Senior Notes 4.70% due 02/01/2043	5,000	5,621

		4,959,458

Medical-HMO — 0.0%
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	636,000	640,464

162

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 3.90% due 03/01/2035	$84,000	$88,751

Oil Companies-Exploration & Production — 0.1%
ConocoPhillips Co. Company Guar. Notes 4.15% due 11/15/2034	37,000	39,973
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	20,000	21,811
Occidental Petroleum Corp. Senior Notes 3.40% due 04/15/2026	1,300,000	1,321,918

		1,383,702

Pharmacy Services — 0.2%
Cigna Corp. Company Guar. Notes 4.80% due 08/15/2038*	344,000	375,625
CVS Health Corp. Senior Notes 3.38% due 08/12/2024	40,000	40,928
CVS Health Corp. Senior Notes 4.10% due 03/25/2025	1,352,000	1,422,733
CVS Pass-Through Trust Pass-Through Certs. 6.04% due 12/10/2028	964,555	1,077,862

		2,917,148

Pipelines — 0.7%
Energy Transfer Operating LP Company Guar. Notes 4.90% due 03/15/2035	67,000	67,629
Energy Transfer Operating LP Company Guar. Notes 7.50% due 10/15/2020	2,910,000	3,073,260
Energy Transfer Partners LP Company Guar. Notes 4.20% due 09/15/2023	2,062,000	2,161,547
Enterprise Products Operating LLC Company Guar. Notes 2.55% due 10/15/2019	55,000	54,995
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	1,337,000	1,376,285
Kinder Morgan, Inc. Company Guar. Notes 5.30% due 12/01/2034	28,000	31,948
MPLX LP Senior Notes 4.50% due 07/15/2023	2,250,000	2,385,237
MPLX LP Senior Notes 4.50% due 04/15/2038	1,336,000	1,352,642
Spectra Energy Partners LP Company Guar. Notes 4.50% due 03/15/2045	101,000	106,184
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.30% due 04/01/2044	65,000	67,035

Security Description	Principal Amount	Value (Note 2)

Pipelines (continued)
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.50% due 02/15/2020	$40,000	$40,589

		10,717,351

Private Equity — 0.4%
Apollo Management Holdings LP Company Guar. Notes 4.00% due 05/30/2024*	3,000,000	3,117,039
Carlyle Holdings Finance LLC Company Guar. Notes 3.88% due 02/01/2023*	335,000	345,349
KKR Group Finance Co III LLC Company Guar. Notes 5.13% due 06/01/2044*	2,480,000	2,783,158

		6,245,546

Real Estate Investment Trusts — 1.0%
Brixmor Operating Partnership LP Senior Notes 3.65% due 06/15/2024	2,000,000	2,048,760
Crown Castle International Corp. Senior Notes 4.75% due 05/15/2047	1,160,000	1,285,547
EPR Properties Company Guar. Notes 4.75% due 12/15/2026	2,095,000	2,220,632
Government Properties Income Trust Senior Notes 4.00% due 07/15/2022	2,500,000	2,523,098
HCP, Inc. Senior Notes 3.88% due 08/15/2024	1,320,000	1,398,339
HCP, Inc. Senior Notes 4.20% due 03/01/2024	100,000	106,455
Highwoods Realty LP Senior Notes 3.20% due 06/15/2021	200,000	201,537
Hospitality Properties Trust Senior Notes 5.00% due 08/15/2022	1,550,000	1,615,491
Regency Centers LP Company Guar. Notes 4.65% due 03/15/2049	500,000	568,771
Sovran Acquisition LP Company Guar. Notes 3.50% due 07/01/2026	497,000	501,384
Ventas Realty LP Company Guar. Notes 5.70% due 09/30/2043	2,182,000	2,689,138

		15,159,152

Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 2.35% due 10/15/2019*	95,000	94,970

Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	1,480,000	1,577,387

163

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Retail-Auto Parts (continued)
O’Reilly Automotive, Inc. Senior Notes 4.88% due 01/14/2021	$20,000	$20,588

		1,597,975

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 2.00% due 04/01/2021	734,000	731,754
Lowe’s Cos., Inc. Senior Notes 4.55% due 04/05/2049	682,000	742,612

		1,474,366

Retail-Discount — 0.0%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	40,000	41,005

Retail-Drug Store — 0.0%
Walgreens Boots Alliance, Inc. Senior Notes 3.30% due 11/18/2021	94,000	95,711
Walgreens Boots Alliance, Inc. Senior Notes 4.50% due 11/18/2034	69,000	71,249

		166,960

Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 5.45% due 08/15/2034	100,000	98,251

Retail-Restaurants — 0.1%
Starbucks Corp. Senior Notes 3.55% due 08/15/2029	815,000	857,141

Savings & Loans/Thrifts — 0.0%
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	45,000	46,166

Semiconductor Equipment — 0.2%
Applied Materials, Inc. Senior Notes 2.63% due 10/01/2020	2,505,000	2,515,332

Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	115,000	116,738
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	2,800,000	2,880,172
AT&T, Inc. Senior Notes 4.30% due 02/15/2030	527,000	566,065
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	102,000	108,647
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	1,500,000	1,583,130
AT&T, Inc. Senior Notes 5.15% due 03/15/2042	220,000	244,559

Security Description	Principal Amount	Value (Note 2)

Telephone-Integrated (continued)
AT&T, Inc. Senior Notes 5.15% due 11/15/2046	$25,000	$27,693
Verizon Communications, Inc. Senior Notes 4.13% due 08/15/2046	204,000	215,236
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	45,000	49,887
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	39,000	44,832

		5,836,959

Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 5.80% due 02/14/2039	1,378,000	1,581,183
Philip Morris International, Inc. Senior Notes 3.60% due 11/15/2023	15,000	15,640
Philip Morris International, Inc. Senior Notes 4.88% due 11/15/2043	35,000	40,275

		1,637,098

Transport-Equipment & Leasing — 0.3%
Aviation Capital Group Corp. Senior Notes 2.88% due 01/20/2022*	1,400,000	1,408,765
Aviation Capital Group Corp. Senior Notes 4.88% due 10/01/2025*	2,280,000	2,466,566

		3,875,331

Transport-Rail — 0.0%
Union Pacific Corp. Senior Notes 4.15% due 01/15/2045	50,000	52,434
Union Pacific Corp. Senior Notes 4.85% due 06/15/2044	30,000	34,331

		86,765

Transport-Services — 0.0%
FedEx Corp. Company Guar. Notes 4.90% due 01/15/2034	25,000	29,188
FedEx Corp. Company Guar. Notes 5.10% due 01/15/2044	45,000	49,838
United Parcel Service, Inc. Senior Notes 3.40% due 11/15/2046	196,000	191,159

		270,185

Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co. Company Guar. Notes 4.13% due 11/15/2025	29,000	31,570

Total U.S. Corporate Bonds & Notes (cost $137,037,066)		142,544,481

164

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES — 2.0%
Banks-Commercial — 0.9%
ANZ New Zealand International, Ltd. Company Guar. Notes 2.88% due 01/25/2022*	$650,000	$656,504
Australia & New Zealand Banking Group, Ltd. Senior Notes 2.30% due 06/01/2021	891,000	891,203
Australia & New Zealand Banking Group, Ltd. Senior Notes 2.70% due 11/16/2020	3,375,000	3,393,818
Bank of Montreal Senior Notes 2.10% due 12/12/2019	2,775,000	2,772,301
Commonwealth Bank of Australia Senior Notes 2.25% due 03/10/2020*	2,000,000	1,997,943
Mizuho Bank, Ltd. Company Guar. Notes 2.65% due 09/25/2019*	755,000	755,251
National Australia Bank, Ltd. Senior Notes 1.88% due 07/12/2021	1,450,000	1,438,712
Standard Chartered PLC Senior Notes 3.05% due 01/15/2021*	385,000	387,075
Sumitomo Mitsui Banking Corp. Company Guar. Notes 2.65% due 07/23/2020	250,000	250,784
Toronto-Dominion Bank Senior Notes 2.65% due 06/12/2024	670,000	675,288

		13,218,879

Brewery — 0.1%
Heineken NV Senior Notes 3.50% due 01/29/2028*	1,333,000	1,389,148

Cellular Telecom — 0.2%
Rogers Communications, Inc. Company Guar. Notes 4.30% due 02/15/2048	2,190,000	2,367,204
Rogers Communications, Inc. Company Guar. Notes 4.50% due 03/15/2043	30,000	32,714

		2,399,918

Chemicals-Plastics — 0.0%
Montell Finance Co. BV Company Guar. Notes 8.10% due 03/15/2027*	55,000	69,812

Diversified Banking Institutions — 0.2%
Lloyds Banking Group PLC Senior Notes 3.75% due 01/11/2027	2,200,000	2,232,055
Societe Generale SA Senior Notes 2.63% due 09/16/2020*	310,000	310,555
Societe Generale SA Sub. Notes 5.00% due 01/17/2024*	100,000	106,687

Security Description	Principal Amount	Value (Note 2)

Diversified Banking Institutions (continued)
UBS Group Funding Switzerland AG Company Guar. Notes 4.13% due 04/15/2026*	$1,000,000	$1,069,377

		3,718,674

Finance-Leasing Companies — 0.2%
Aircastle, Ltd. Senior Notes 4.40% due 09/25/2023	3,235,000	3,361,698

Medical-Generic Drugs — 0.0%
Actavis Funding SCS Company Guar. Notes 4.85% due 06/15/2044	200,000	207,316
Mylan NV Company Guar. Notes 3.15% due 06/15/2021	382,000	385,239

		592,555

Oil Companies-Integrated — 0.0%
Suncor Energy, Inc. Senior Notes 3.60% due 12/01/2024	52,000	54,160

Private Equity — 0.0%
Brookfield Asset Management, Inc. Senior Notes 4.00% due 01/15/2025	125,000	131,815

Retail-Convenience Store — 0.0%
Alimentation Couche-Tard, Inc. Company Guar. Notes 4.50% due 07/26/2047*	256,000	265,081

Semiconductor Components-Integrated Circuits — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 5.35% due 03/01/2026*	805,000	895,084

Telephone-Integrated — 0.3%
Orange SA Senior Notes 1.63% due 11/03/2019	1,530,000	1,527,123
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	355,000	378,926
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	2,000,000	2,261,595
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	200,000	269,695

		4,437,339

Transport-Equipment & Leasing — 0.0%
SMBC Aviation Capital Finance DAC Company Guar. Notes 2.65% due 07/15/2021*	750,000	747,955

Total Foreign Corporate Bonds & Notes (cost $30,351,665)		31,282,118

FOREIGN CONVERTIBLE BONDS & NOTES — 1.2%
Banks-Commercial — 0.4%
Credit Suisse AG Senior Notes 0.50% due 06/24/2024*	7,110,000	6,642,873

165

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CONVERTIBLE BONDS & NOTES (continued)
Cable/Satellite TV — 0.2%
Liberty Latin America, Ltd. Senior Notes 2.00% due 07/15/2024*	$2,980,000	$2,932,054

E-Commerce/Services — 0.1%
Ctrip.com International, Ltd. Senior Notes 1.25% due 09/15/2022	2,490,000	2,484,293

Internet Content-Entertainment — 0.2%
YY, Inc. Senior Notes 1.38% due 06/15/2026*	2,581,000	2,523,630

Medical Products — 0.1%
Wright Medical Group NV Senior Notes 2.25% due 11/15/2021	845,000	1,221,848

Medical-Drugs — 0.2%
Jazz Investments I, Ltd. Company Guar. Notes 1.88% due 08/15/2021	3,172,000	3,233,631

Total Foreign Convertible Bonds & Notes (cost $19,488,487)		19,038,329

U.S. GOVERNMENT TREASURIES — 11.7%
United States Treasury Bonds — 1.6%
3.00% due 02/15/2049	10,608,100	11,642,804
4.50% due 02/15/2036	9,650,000	12,716,514

		24,359,318

Security Description	Shares/ Principal Amount	Value (Note 2)

United States Treasury Notes — 10.1%
1.75% due 07/31/2021	$73,355,000	$73,154,420
1.75% due 07/15/2022	11,365,000	11,333,036
1.75% due 07/31/2024	46,123,400	45,918,007
1.88% due 07/31/2026	18,885,000	18,821,558
2.38% due 05/15/2029	7,633,000	7,871,531

		157,098,552

Total U.S. Government Treasuries (cost $180,225,264)		181,457,870

OPTIONS - PURCHASED — 0.1%
Exchange-Traded Put Options - Purchased(6) (cost $8,207,354)	2,829	2,022,735

TOTAL INVESTMENTS (cost $1,333,950,782)(3)	93.6%	1,454,326,827
Other assets less liabilities	6.4	99,508,664

NET ASSETS	100.0%	$1,553,835,491

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2019, the aggregate value of these securities was $72,747,833 representing 4.7% of net assets.
(1)	Perpetual maturity — maturity date reflects the next call date.
(2)	Exchangeable for basket of securities
(3)	See Note 3 for cost of investments on a tax basis.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	Securities classified as Level 3 (See Note 2).

(6)	Options — Purchased

Exchange-Traded Put Options - Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at July 31, 2019	Unrealized Appreciation (Depreciation)
S&P 500 Index	October 2019	$2,400	2,829	$843,149,502	$8,207,354	$2,022,735	$(6,184,619)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation (Depreciation)

223	Long	S&P 500 E-Mini Index	September 2019	$32,232,978	$33,252,645	$1,019,667

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

166

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of New York	CAD	4,861,856	USD	3,713,534	08/09/2019	$29,178	$—
	CHF	9,021,136	USD	9,192,456	08/09/2019	118,549	—
	EUR	3,734,004	USD	4,241,029	08/09/2019	105,170	—
	GBP	14,416,156	USD	18,263,972	08/09/2019	726,723	—

						979,620	—

State Street Bank and Trust Co.	CAD	5,746,454	USD	4,387,023	08/09/2019	32,310	—
	CHF	9,021,136	USD	9,193,374	08/09/2019	119,467	—
	EUR	4,276,697	USD	4,853,273	08/09/2019	116,317	—
	GBP	21,107,156	USD	26,523,562	08/09/2019	846,714	—
	USD	1,019,508	CAD	1,335,476	08/09/2019	—	(7,473)
	USD	5,593,808	CHF	5,523,162	08/09/2019	—	(38,337)
	USD	479,461	EUR	428,175	08/09/2019	—	(5,205)
	USD	594,349	GBP	473,194	08/09/2019	—	(18,708)

						1,114,808	(69,723)

Net Unrealized Appreciation/(Depreciation)						$2,094,428	$(69,723)

CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro Currency
GBP	— Pound Sterling
USD	— United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$884,574,776	$84,281,443	**	$—	$968,856,219
Convertible Preferred Securities	2,036,275	—		—	2,036,275
Preferred Securities	31,416	—		—	31,416
Preferred Securities/Capital Securities	—	200,200		—	200,200
U.S. Convertible Bonds & Notes:
Finance-Other Services	—	12,669,958		7,261,341	19,931,299
Other Industries	—	86,925,885		—	86,925,885
U.S. Corporate Bonds & Notes	—	142,544,481		—	142,544,481
Foreign Corporate Bonds & Notes	—	31,282,118		—	31,282,118
Foreign Convertible Bonds & Notes	—	19,038,329		—	19,038,329
U.S. Government Treasuries	—	181,457,870		—	181,457,870
Options-Purchased	2,022,735	—		—	2,022,735

Total Investments at Value	$888,665,202	$558,400,284		$7,261,341	$1,454,326,827

Other Financial Instruments:+
Futures Contracts	$1,019,668	$—		$—	$1,019,668
Forward Foreign Currency Contracts	—	2,094,428		—	2,094,428

Total Other Financial Instruments	$1,019,668	$2,094,428		$—	$3,114,096

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$69,723		$—	$69,723

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

167

SunAmerica Series Trust SA Janus Focused Growth Portfolio

PORTFOLIO PROFILE — July 31, 2019 — (unaudited)

Industry Allocation*

Applications Software	13.3%
Finance-Credit Card	7.1
Medical Instruments	7.0
E-Commerce/Products	6.1
Web Portals/ISP	5.4
Internet Content-Entertainment	4.9
Multimedia	3.9
Electronic Components-Semiconductors	3.8
Medical-Drugs	3.6
Aerospace/Defense-Equipment	3.4
Private Equity	3.2
Retail-Building Products	3.0
Real Estate Investment Trusts	2.9
Finance-Other Services	2.9
Aerospace/Defense	2.7
Coatings/Paint	2.3
Finance-Investment Banker/Broker	2.3
Semiconductor Equipment	2.2
Commercial Services-Finance	2.2
Athletic Footwear	2.0
Industrial Gases	2.0
Electronic Forms	2.0
Commercial Services	1.8
Computers	1.6
Building Products-Cement	1.6
Diagnostic Equipment	1.5
Medical Products	1.4
E-Commerce/Services	1.2
Theaters	1.0
Commercial Paper	0.8
Industrial Automated/Robotic	0.6

99.7%

*	Calculated as a percentage of net assets

168

SunAmerica Series Trust SA Janus Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.9%
Aerospace/Defense — 2.7%
Boeing Co.	31,920	$10,890,466

Aerospace/Defense-Equipment — 3.4%
L3Harris Technologies, Inc.	65,112	13,517,251

Applications Software — 13.3%
Intuit, Inc.	20,077	5,567,553
Microsoft Corp.	225,608	30,743,602
salesforce.com, Inc.†	111,722	17,261,049

		53,572,204

Athletic Footwear — 2.0%
NIKE, Inc., Class B	94,962	8,169,581

Building Products-Cement — 1.6%
Vulcan Materials Co.	46,143	6,383,884

Coatings/Paint — 2.3%
Sherwin-Williams Co.	18,388	9,433,779

Commercial Services — 1.8%
CoStar Group, Inc.†	11,652	7,170,641

Commercial Services-Finance — 2.2%
PayPal Holdings, Inc.†	79,387	8,764,325

Computers — 1.6%
Apple, Inc.	30,066	6,405,261

Diagnostic Equipment — 1.5%
Danaher Corp.	42,646	5,991,763

E-Commerce/Products — 6.1%
Alibaba Group Holding, Ltd. ADR†	34,727	6,011,591
Amazon.com, Inc.†	9,931	18,538,992

		24,550,583

E-Commerce/Services — 1.2%
Uber Technologies, Inc.†	118,342	4,986,932

Electronic Components-Semiconductors — 3.8%
NVIDIA Corp.	12,386	2,089,766
Texas Instruments, Inc.	105,512	13,190,055

		15,279,821

Electronic Forms — 2.0%
Adobe, Inc.†	26,377	7,883,030

Finance-Credit Card — 7.1%
Mastercard, Inc., Class A	83,812	22,819,493
Pagseguro Digital, Ltd., Class A†	134,443	5,845,582

		28,665,075

Finance-Investment Banker/Broker — 2.3%
Charles Schwab Corp.	184,788	7,986,537
Tradeweb Markets, Inc.	27,291	1,292,502

		9,279,039

Finance-Other Services — 2.9%
Intercontinental Exchange, Inc.	132,546	11,645,492

Industrial Automated/Robotic — 0.6%
Cognex Corp.	52,878	2,327,161

Industrial Gases — 2.0%
Air Products & Chemicals, Inc.	35,406	8,082,128

Internet Content-Entertainment — 4.9%
Facebook, Inc., Class A†	50,230	9,756,173
Netflix, Inc.†	30,967	10,002,031

		19,758,204

Security Description	Shares/ Principal Amount	Value (Note 2)
Medical Instruments — 7.0%
Boston Scientific Corp.†	282,170	$11,980,938
Edwards Lifesciences Corp.†	21,224	4,517,528
Intuitive Surgical, Inc.†	22,333	11,602,217

		28,100,683

Medical Products — 1.4%
Abbott Laboratories	62,262	5,423,020

Medical-Drugs — 3.6%
Merck & Co., Inc.	87,164	7,233,741
Zoetis, Inc.	62,161	7,141,677

		14,375,418

Multimedia — 3.9%
Walt Disney Co.	108,156	15,467,389

Private Equity — 3.2%
Blackstone Group, Inc., Class A	264,294	12,680,826

Real Estate Investment Trusts — 2.9%
American Tower Corp.	55,772	11,802,471

Retail-Building Products — 3.0%
Home Depot, Inc.	56,038	11,974,760

Semiconductor Equipment — 2.2%
ASML Holding NV	40,028	8,918,639

Theaters — 1.0%
Live Nation Entertainment, Inc.†	57,484	4,142,297

Web Portals/ISP — 5.4%
Alphabet, Inc., Class C†	17,983	21,879,556

Total Long-Term Investment Securities (cost $279,593,781)		397,521,679

SHORT-TERM INVESTMENT SECURITIES — 0.8%
Commercial Paper — 0.8%
Credit Agricole Corporate and Investment Bank 2.34% due 08/01/2019 (cost $3,200,000)	$3,200,000	3,199,788

TOTAL INVESTMENTS (cost $282,793,781)(1)	99.7%	400,721,467
Other assets less liabilities	0.3	1,134,869

NET ASSETS	100.0%	$401,856,336

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

169

SunAmerica Series Trust SA Janus Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$397,521,679	$—	—	$397,521,679
Short-Term Investment Securities	—	3,199,788	—	3,199,788

Total Investments at Value	$397,521,679	$3,199,788	$—	$400,721,467

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

170

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO PROFILE — July 31, 2019 — (unaudited)

Industry Allocation*

Registered Investment Companies	12.9%
United States Treasury Notes	5.6
Diversified Financial Services	5.3
Federal National Mtg. Assoc.	5.2
Diversified Banking Institutions	4.4
Federal Home Loan Mtg. Corp.	4.1
Banks-Commercial	3.4
Medical-Drugs	2.9
Electric-Integrated	2.5
Applications Software	2.3
Commercial Paper	2.0
United States Treasury Bonds	1.8
Oil Companies-Integrated	1.7
Banks-Super Regional	1.5
Finance-Credit Card	1.5
Real Estate Investment Trusts	1.3
E-Commerce/Products	1.2
Telephone-Integrated	1.1
Cable/Satellite TV	1.1
Aerospace/Defense	1.0
Web Portals/ISP	1.0
Insurance-Life/Health	1.0
Oil Companies-Exploration & Production	0.9
Electronic Components-Semiconductors	0.9
Auto-Cars/Light Trucks	0.8
Diversified Manufacturing Operations	0.8
Transport-Rail	0.8
Computers	0.7
Insurance-Multi-line	0.7
Food-Misc./Diversified	0.7
Medical Instruments	0.7
Tobacco	0.6
Internet Content-Entertainment	0.6
Semiconductor Components-Integrated Circuits	0.6
Medical-HMO	0.6
Retail-Auto Parts	0.6
U.S. Government Treasuries	0.6
Beverages-Non-alcoholic	0.6
Pipelines	0.6
Enterprise Software/Service	0.5
Cosmetics & Toiletries	0.5
Commercial Services-Finance	0.5
Beverages-Wine/Spirits	0.5
Retail-Apparel/Shoe	0.5
Pharmacy Services	0.5
Brewery	0.5
Aerospace/Defense-Equipment	0.5
Medical-Biomedical/Gene	0.4
Investment Management/Advisor Services	0.4
Chemicals-Diversified	0.4
Containers-Metal/Glass	0.4
Insurance-Property/Casualty	0.4
Cellular Telecom	0.4
Building Products-Cement	0.3
Medical-Hospitals	0.3
Airlines	0.3
Oil Refining & Marketing	0.3
Diagnostic Equipment	0.3
Computer Services	0.3
Medical Labs & Testing Services	0.3
Finance-Other Services	0.3

Cruise Lines	0.3%
Electric-Distribution	0.3
Semiconductor Equipment	0.3
Banks-Fiduciary	0.3
Food-Retail	0.2
Hotels/Motels	0.2
Municipal Bonds & Notes	0.2
Retail-Building Products	0.2
Building-Residential/Commercial	0.2
Broadcast Services/Program	0.2
Apparel Manufacturers	0.2
Real Estate Management/Services	0.2
Distribution/Wholesale	0.2
Government National Mtg. Assoc.	0.2
Medical Products	0.2
Diversified Minerals	0.2
Finance-Investment Banker/Broker	0.2
Chemicals-Specialty	0.2
Containers-Paper/Plastic	0.2
Non-Hazardous Waste Disposal	0.2
Real Estate Operations & Development	0.2
Retail-Jewelry	0.2
Data Processing/Management	0.2
Metal-Diversified	0.2
Tools-Hand Held	0.2
Insurance Brokers	0.2
Insurance-Reinsurance	0.2
Networking Products	0.2
Industrial Gases	0.2
Building Products-Air & Heating	0.2
Coatings/Paint	0.2
Auto/Truck Parts & Equipment-Original	0.1
Television	0.1
Building & Construction Products-Misc.	0.1
Toys	0.1
Rental Auto/Equipment	0.1
Gas-Distribution	0.1
Audio/Video Products	0.1
E-Commerce/Services	0.1
Machinery-General Industrial	0.1
Entertainment Software	0.1
Import/Export	0.1
Office Automation & Equipment	0.1
Transport-Services	0.1
Instruments-Controls	0.1
Office Supplies & Forms	0.1
Power Converter/Supply Equipment	0.1
Computer Aided Design	0.1
Electronic Components-Misc.	0.1
Retail-Major Department Stores	0.1
Electric Products-Misc.	0.1
Oil-Field Services	0.1
Industrial Automated/Robotic	0.1
Soap & Cleaning Preparation	0.1
Rubber-Tires	0.1
Electric-Generation	0.1
Casino Hotels	0.1
Banks-Cooperative	0.1
Insurance-Mutual	0.1
Private Equity	0.1
Retail-Gardening Products	0.1

171

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO PROFILE — July 31, 2019 — (unaudited) — (continued)

Machinery-Pumps	0.1%
Internet Content-Information/News	0.1
Electronic Measurement Instruments	0.1
Finance-Leasing Companies	0.1
Athletic Footwear	0.1
Sovereign	0.1
Food-Catering	0.1
Machinery-Electrical	0.1
Telecom Services	0.1
Building-Heavy Construction	0.1
Medical Information Systems	0.1
Building Societies	0.1
Electronic Parts Distribution	0.1
Consumer Products-Misc.	0.1
Textile-Apparel	0.1
Human Resources	0.1
Retail-Consumer Electronics	0.1
Retail-Drug Store	0.1
Drug Delivery Systems	0.1
Transport-Truck	0.1
Commercial Services	0.1
Retail-Regional Department Stores	0.1
Electronic Connectors	0.1
Diversified Operations	0.1
Transport-Equipment & Leasing	0.1
Steel-Producers	0.1
Miscellaneous Manufacturing	0.1
Computers-Integrated Systems	0.1
Machine Tools & Related Products	0.1
Shipbuilding	0.1
Medical-Wholesale Drug Distribution	0.1
Internet Security	0.1
Internet Connectivity Services	0.1
Electronics-Military	0.1
Batteries/Battery Systems	0.1
Computer Software	0.1

98.6%

*	Calculated as a percentage of net assets

172

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 45.6%
Advertising Agencies — 0.0%
WPP PLC	2,120	$24,959

Advertising Sales — 0.0%
JCDecaux SA	125	3,609

Advertising Services — 0.0%
Dentsu, Inc.	400	13,328
Hakuhodo DY Holdings, Inc.	400	6,277
Publicis Groupe SA	356	17,601

		37,206

Aerospace/Defense — 0.9%
BAE Systems PLC	5,372	35,714
Boeing Co.	1,756	599,112
Dassault Aviation SA	4	5,482
General Dynamics Corp.	4,646	863,877
Kawasaki Heavy Industries, Ltd.	200	4,332
Leonardo SpA	680	8,286
Meggitt PLC	1,305	9,437
MTU Aero Engines AG	87	21,760
Northrop Grumman Corp.	2,784	962,067
Rolls-Royce Holdings PLC	2,867	29,977

		2,540,044

Aerospace/Defense-Equipment — 0.3%
Airbus SE	2,487	351,601
Elbit Systems, Ltd.	40	6,415
IHI Corp.	200	4,766
Safran SA	1,689	242,034
United Technologies Corp.	1,570	209,752

		814,568

Agricultural Chemicals — 0.0%
Incitec Pivot, Ltd.	2,698	6,408
Yara International ASA	298	13,985

		20,393

Agricultural Operations — 0.0%
Golden Agri-Resources, Ltd.	10,800	2,311

Airlines — 0.3%
ANA Holdings, Inc.	200	6,713
Delta Air Lines, Inc.	6,076	370,879
Deutsche Lufthansa AG	399	6,343
easyJet PLC	267	3,126
Japan Airlines Co., Ltd.	2,700	84,504
Ryanair Holdings PLC ADR†	1,801	111,896
Singapore Airlines, Ltd.	900	6,314
Southwest Airlines Co.	1,538	79,253

		669,028

Airport Development/Maintenance — 0.0%
Aena SME SA	113	20,369
Aeroports de Paris	50	8,620
Auckland International Airport, Ltd.	1,623	9,896
Fraport AG Frankfurt Airport Services Worldwide	70	5,862
Japan Airport Terminal Co., Ltd.	100	4,149
SATS, Ltd.	1,100	3,849
Singapore Technologies Engineering, Ltd.	2,600	7,994
Sydney Airport	1,858	10,595

		71,334

Security Description	Shares	Value (Note 2)
Apparel Manufacturers — 0.2%
Burberry Group PLC	6,072	$165,647
Columbia Sportswear Co.	1,010	107,040
Hermes International	53	37,246
Kering SA	127	65,603
Moncler SpA	301	12,338
PVH Corp.	2,173	193,223

		581,097

Appliances — 0.0%
Electrolux AB, Series B	379	8,765
Hoshizaki Corp.	100	7,067
SEB SA	38	6,086

		21,918

Applications Software — 2.2%
Intuit, Inc.	1,203	333,604
Microsoft Corp.	30,333	4,133,478
Sage Group PLC	1,824	15,909
salesforce.com, Inc.†	7,721	1,192,895
ServiceNow, Inc.†	1,014	281,273

		5,957,159

Athletic Footwear — 0.1%
adidas AG	677	217,102
Puma SE	140	9,784
Yue Yuen Industrial Holdings, Ltd.	1,000	2,803

		229,689

Audio/Video Products — 0.1%
Panasonic Corp.	15,600	131,820
Sharp Corp.	400	5,040
Sony Corp.	3,900	221,498

		358,358

Auto-Cars/Light Trucks — 0.6%
Bayerische Motoren Werke AG	556	40,988
Bayerische Motoren Werke AG (Preference Shares)	93	5,527
Daimler AG	5,271	272,749
Ferrari NV	205	32,968
Fiat Chrysler Automobiles NV	1,824	24,242
Honda Motor Co., Ltd.	10,200	252,935
Mazda Motor Corp.	1,000	9,849
Mitsubishi Motors Corp.	1,100	4,862
Nissan Motor Co., Ltd.	3,900	25,472
Peugeot SA	988	23,201
Porsche Automobil Holding SE (Preference Shares)	257	17,013
Renault SA	3,006	167,026
Subaru Corp.	1,000	23,262
Suzuki Motor Corp.	600	23,429
Tesla, Inc.†	249	60,161
Toyota Motor Corp.	9,500	611,120
Volkswagen AG	55	9,427
Volkswagen AG (Preference Shares)	312	52,239

		1,656,470

Auto-Heavy Duty Trucks — 0.0%
Hino Motors, Ltd.	500	4,014
Isuzu Motors, Ltd.	900	9,925
Volvo AB, Class B	2,496	37,087

		51,026

173

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Auto/Truck Parts & Equipment-Original — 0.1%
Aisin Seiki Co., Ltd.	300	$9,770
Denso Corp.	700	29,704
Faurecia SA	128	6,041
JTEKT Corp.	300	3,546
Koito Manufacturing Co., Ltd.	200	10,017
NGK Insulators, Ltd.	400	5,967
NGK Spark Plug Co., Ltd.	5,500	104,741
Stanley Electric Co., Ltd.	200	4,940
Sumitomo Electric Industries, Ltd.	6,400	79,217
Toyoda Gosei Co., Ltd.	100	1,835
Toyota Industries Corp.	200	10,364
Valeo SA	404	12,610

		278,752

Banks-Commercial — 1.4%
ABN AMRO Group NV CVA*	711	14,087
AEON Financial Service Co., Ltd.	200	3,241
AIB Group PLC	1,368	4,656
Aozora Bank, Ltd.	200	4,573
Australia & New Zealand Banking Group, Ltd.	17,339	330,070
Banco Bilbao Vizcaya Argentaria SA	11,205	56,769
Banco de Sabadell SA	9,456	8,247
Bank Hapoalim B.M.†	1,905	14,452
Bank Leumi Le-Israel B.M.	2,510	18,307
Bank of East Asia, Ltd.	2,200	6,380
Bank of Ireland Group PLC	1,632	7,184
Bank of Kyoto, Ltd.	100	3,868
Bank of Queensland, Ltd.	675	4,301
Bankia SA	36,960	72,999
Bankinter SA	1,133	7,332
Bendigo & Adelaide Bank, Ltd.	819	6,421
BOC Hong Kong Holdings, Ltd.	6,000	22,964
CaixaBank SA	6,031	14,853
Chiba Bank, Ltd.	900	4,437
Citizens Financial Group, Inc.	6,414	238,986
Commerzbank AG	1,684	11,503
Commonwealth Bank of Australia	3,747	210,451
Concordia Financial Group, Ltd.	1,800	6,334
Danske Bank A/S	1,129	16,735
DBS Group Holdings, Ltd.	13,100	250,363
DNB ASA	1,618	28,924
East West Bancorp, Inc.	3,840	184,358
Erste Group Bank AG	4,454	159,292
FinecoBank Banca Fineco SpA	10,343	102,472
First Republic Bank	2,971	295,199
Fukuoka Financial Group, Inc.	300	5,479
Hang Seng Bank, Ltd.	1,300	30,818
ING Groep NV	19,968	221,623
Intesa Sanpaolo SpA	25,010	54,047
Investec PLC	1,146	6,497
Israel Discount Bank, Ltd., Class A	1,956	8,478
Japan Post Bank Co., Ltd.	700	6,790
KBC Group NV	420	26,974
Mediobanca Banca di Credito Finanziario SpA	1,043	10,418
Mizrahi Tefahot Bank, Ltd.†	235	5,649
National Australia Bank, Ltd.	5,758	111,942
Nordea Bank Abp	5,104	32,648
Oversea-Chinese Banking Corp., Ltd.	5,400	45,031
Raiffeisen Bank International AG	249	5,819
Resona Holdings, Inc.	3,500	14,214

Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
Seven Bank, Ltd.	1,000	$2,703
Shinsei Bank, Ltd.	300	4,527
Shizuoka Bank, Ltd.	800	5,500
Skandinaviska Enskilda Banken AB, Class A	2,735	25,726
Standard Chartered PLC	24,852	203,829
Sumitomo Mitsui Trust Holdings, Inc.	600	20,491
SVB Financial Group†	1,658	384,606
Svenska Handelsbanken AB, Class A	18,515	166,748
Swedbank AB, Class A	1,522	20,773
United Overseas Bank, Ltd.	3,100	59,434
Westpac Banking Corp.	7,813	152,698

		3,743,220

Banks-Fiduciary — 0.1%
Northern Trust Corp.	1,495	146,510

Banks-Super Regional — 1.0%
Fifth Third Bancorp	4,179	124,074
Huntington Bancshares, Inc.	32,855	468,184
KeyCorp	22,988	422,289
PNC Financial Services Group, Inc.	3,037	433,987
SunTrust Banks, Inc.	9,643	642,224
US Bancorp	4,212	240,716
Wells Fargo & Co.	9,770	472,966

		2,804,440

Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.	3,134	131,879

Beverages-Non-alcoholic — 0.5%
Coca-Cola Amatil, Ltd.	852	6,155
Coca-Cola Bottlers Japan Holdings, Inc.	200	4,892
Coca-Cola Co.	22,766	1,198,175
Coca-Cola European Partners PLC	398	22,001
Coca-Cola HBC AG	337	11,640
Keurig Dr Pepper, Inc.	3,543	99,700
Suntory Beverage & Food, Ltd.	200	7,898
Vitasoy International Holdings, Ltd.	2,000	9,384

		1,359,845

Beverages-Wine/Spirits — 0.5%
Constellation Brands, Inc., Class A	3,918	771,141
Davide Campari-Milano SpA	976	9,053
Diageo PLC	4,812	200,779
Pernod Ricard SA	1,741	304,834
Remy Cointreau SA	38	5,589
Treasury Wine Estates, Ltd.	1,208	14,561

		1,305,957

Bicycle Manufacturing — 0.0%
Shimano, Inc.	100	14,115

Brewery — 0.3%
Anheuser-Busch InBev SA NV	4,120	416,708
Asahi Group Holdings, Ltd.	2,100	90,574
Carlsberg A/S, Class B	180	24,549
Heineken Holding NV	194	19,648
Heineken NV	1,092	117,204
Kirin Holdings Co., Ltd.	1,400	30,422
Molson Coors Brewing Co., Class B	1,401	75,640

		774,745

Broadcast Services/Program — 0.1%
Discovery, Inc., Class C†	7,050	199,092

174

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building & Construction Products-Misc. — 0.1%
Cie de Saint-Gobain	827	$31,667
Fletcher Building, Ltd.	1,434	4,668
Fortune Brands Home & Security, Inc.	3,279	180,148
Geberit AG	62	28,557
Imerys SA	60	2,502
James Hardie Industries PLC CDI	700	9,422
Kingspan Group PLC	258	12,585
LIXIL Group Corp.	400	6,918
Sika AG	214	30,922
TOTO, Ltd.	200	8,006

		315,395

Building & Construction-Misc. — 0.0%
CIMIC Group, Ltd.	163	4,060
Eiffage SA	132	13,027
Ferrovial SA	818	21,267
HOCHTIEF AG	42	4,766
Kajima Corp.	800	10,297
LendLease Group	948	9,405
NWS Holdings, Ltd.	3,000	5,567
Obayashi Corp.	1,100	10,401
Shimizu Corp.	1,000	8,066
Taisei Corp.	300	10,357

		97,213

Building Products-Air & Heating — 0.2%
Daikin Industries, Ltd.	1,900	235,867
Lennox International, Inc.	592	151,836
Rinnai Corp.	100	6,737

		394,440

Building Products-Cement — 0.3%
Boral, Ltd.	1,970	6,933
CRH PLC	2,564	85,330
HeidelbergCement AG	250	18,151
LafargeHolcim, Ltd.	4,476	219,185
Martin Marietta Materials, Inc.	1,364	337,931
Taiheiyo Cement Corp.	200	5,625
Vulcan Materials Co.	1,326	183,452

		856,607

Building Products-Doors & Windows — 0.0%
AGC, Inc.	300	9,187

Building-Heavy Construction — 0.1%
ACS Actividades de Construccion y Servicios SA	439	17,719
Bouygues SA	375	13,396
Cellnex Telecom SA*	326	12,159
CK Infrastructure Holdings, Ltd.	1,000	7,748
Keppel Corp., Ltd.	2,400	11,096
Skanska AB, Class B	572	10,679
Vinci SA	1,354	138,767

		211,564

Building-Maintenance & Services — 0.0%
ISS A/S	265	7,432
Rentokil Initial PLC	3,108	16,395

		23,827

Building-Residential/Commercial — 0.2%
Barratt Developments PLC	13,990	109,259
Berkeley Group Holdings PLC	206	9,723
Daiwa House Industry Co., Ltd.	1,000	28,326

Security Description	Shares	Value (Note 2)
Building-Residential/Commercial (continued)
Iida Group Holdings Co., Ltd.	200	$3,283
Lennar Corp., Class A	6,446	306,636
Persimmon PLC	534	13,008
Sekisui Chemical Co., Ltd.	600	8,890
Sekisui House, Ltd.	1,000	16,802
Taylor Wimpey PLC	47,127	92,379

		588,306

Cable/Satellite TV — 0.5%
Charter Communications, Inc., Class A†	2,983	1,149,589
DISH Network Corp., Class A†	4,481	151,727
Telenet Group Holding NV	79	3,884

		1,305,200

Casino Hotels — 0.0%
Crown Resorts, Ltd.	626	5,073
Galaxy Entertainment Group, Ltd.	4,000	27,404
Melco Resorts & Entertainment, Ltd. ADR	348	7,820
MGM China Holdings, Ltd.	1,600	2,620
Sands China, Ltd.	4,000	19,333
SJM Holdings, Ltd.	3,000	3,277
Wynn Macau, Ltd.	2,800	6,264

		71,791

Casino Services — 0.0%
Aristocrat Leisure, Ltd.	966	20,168
Sankyo Co., Ltd.	100	3,445
Sega Sammy Holdings, Inc.	300	3,852

		27,465

Cellular Telecom — 0.1%
1&1 Drillisch AG	89	2,682
Millicom International Cellular SA SDR	111	5,706
NTT DOCOMO, Inc.	2,200	52,745
Softbank Corp.	2,800	37,707
Tele2 AB, Class B	839	11,989
Telstra Corp., Ltd.	6,995	18,947
Vodafone Group PLC	72,329	131,732

		261,508

Chemicals-Diversified — 0.3%
AdvanSix, Inc.†	2,088	53,536
Arkema SA	116	10,440
Asahi Kasei Corp.	2,100	21,368
BASF SE	2,162	144,462
Covestro AG*	292	13,255
Croda International PLC	216	12,291
Eastman Chemical Co.	6,347	478,246
Evonik Industries AG	313	8,980
Hitachi Chemical Co., Ltd.	200	5,492
Israel Chemicals, Ltd.	1,183	6,377
Johnson Matthey PLC	325	12,667
Kaneka Corp.	100	3,714
Koninklijke DSM NV	305	37,743
Kuraray Co., Ltd.	500	5,922
LANXESS AG	146	8,739
Mitsubishi Chemical Holdings Corp.	2,200	15,645
Mitsubishi Gas Chemical Co., Inc.	300	3,995
Nissan Chemical Corp.	200	8,758
Nitto Denko Corp.	300	14,852
Showa Denko KK	200	5,384
Solvay SA	125	12,780

175

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Chemicals-Diversified (continued)
Sumitomo Chemical Co., Ltd.	2,500	$11,422
Symrise AG	216	20,010
Tosoh Corp.	400	5,596

		921,674

Chemicals-Plastics — 0.0%
EMS-Chemie Holding AG	14	8,738

Chemicals-Specialty — 0.2%
Brenntag AG	3,021	148,556
Clariant AG	335	6,133
Daicel Corp.	12,600	106,682
Fuchs Petrolub SE (Preference Shares)	117	4,518
Givaudan SA	16	42,455
Novozymes A/S, Class B	368	17,071
Shin-Etsu Chemical Co., Ltd.	600	61,115
Teijin, Ltd.	300	5,195
Toray Industries, Inc.	15,600	107,401
Umicore SA	331	10,327

		509,453

Coatings/Paint — 0.1%
Akzo Nobel NV	2,143	202,150
Kansai Paint Co., Ltd.	300	5,908
Nippon Paint Holdings Co., Ltd.	200	8,698

		216,756

Commercial Services — 0.1%
Edenred	403	20,209
Intertek Group PLC	271	18,734
Park24 Co., Ltd.	200	4,325
RELX PLC	3,298	78,224
SGS SA	9	22,199
Wirecard AG	197	32,931

		176,622

Commercial Services-Finance — 0.5%
Adyen NV†	17	12,832
Experian PLC	1,529	46,387
Global Payments, Inc.	2,288	384,201
GMO Payment Gateway, Inc.	100	7,291
IHS Markit, Ltd.†	2,673	172,195
PayPal Holdings, Inc.†	3,918	432,547
S&P Global, Inc.	1,254	307,167

		1,362,620

Communications Software — 0.0%
Slack Technologies, Inc., Class A†	1,873	62,596

Computer Aided Design — 0.1%
Autodesk, Inc.†	669	104,478
Dassault Systemes SE	220	33,304
Synopsys, Inc.†	1,307	173,517

		311,299

Computer Data Security — 0.0%
Check Point Software Technologies, Ltd.†	210	23,510
CyberArk Software, Ltd.†	63	8,749

		32,259

Computer Services — 0.3%
Atos SE	162	13,051
Capgemini SE	1,182	149,943

Security Description	Shares	Value (Note 2)
Computer Services (continued)
Computershare, Ltd.	821	$8,879
Fujitsu, Ltd.	300	23,545
Leidos Holdings, Inc.	4,729	388,251
NEC Corp.	400	16,282
Nomura Research Institute, Ltd.	5,700	100,736
NTT Data Corp.	1,100	14,443
Teleperformance	97	20,300

		735,430

Computer Software — 0.1%
Splunk, Inc.†	962	130,168

Computers — 0.6%
Apple, Inc.	7,805	1,662,777
Hewlett Packard Enterprise Co.	3,668	52,709

		1,715,486

Computers-Integrated Systems — 0.1%
Ingenico Group SA	101	9,590
Itochu Techno-Solutions Corp.	200	5,121
OBIC Co., Ltd.	100	10,585
Otsuka Corp.	3,300	129,884

		155,180

Consulting Services — 0.0%
Booz Allen Hamilton Holding Corp.	1,319	90,681
Bureau Veritas SA	483	12,039

		102,720

Consumer Products-Misc. — 0.0%
Clorox Co.	445	72,357

Containers-Metal/Glass — 0.3%
Ball Corp.	6,538	467,336
Crown Holdings, Inc.†	5,581	357,240
Toyo Seikan Group Holdings, Ltd.	200	3,490

		828,066

Containers-Paper/Plastic — 0.2%
Graphic Packaging Holding Co.	8,121	120,678
Packaging Corp. of America	1,550	156,503
WestRock Co.	3,957	142,650

		419,831

Cosmetics & Toiletries — 0.5%
Beiersdorf AG	169	19,637
Coty, Inc., Class A	6,207	67,718
Essity AB, Class B	1,019	30,273
Kao Corp.	3,500	255,944
Kose Corp.	100	17,010
L’Oreal SA	424	113,375
Lion Corp.	400	7,862
Pigeon Corp.	200	7,352
Pola Orbis Holdings, Inc.	200	5,019
Procter & Gamble Co.	2,546	300,530
Shiseido Co., Ltd.	700	51,526
Unicharm Corp.	700	19,836
Unilever NV	6,976	402,387
Unilever PLC	1,865	112,326

		1,410,795

Cruise Lines — 0.3%
Carnival PLC	276	12,457
Royal Caribbean Cruises, Ltd.	5,871	683,032

		695,489

176

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Data Processing/Management — 0.1%
DocuSign, Inc.†	95	$4,913
Fair Isaac Corp.†	337	117,081
Fiserv, Inc.†	1,658	174,803

		296,797

Diagnostic Equipment — 0.3%
Sysmex Corp.	300	21,695
Thermo Fisher Scientific, Inc.	2,465	684,481

		706,176

Diagnostic Kits — 0.0%
QIAGEN NV†	388	14,784

Dialysis Centers — 0.0%
Fresenius Medical Care AG & Co. KGaA	362	25,215
Fresenius SE & Co. KGaA	701	35,399

		60,614

Distribution/Wholesale — 0.2%
Bunzl PLC	565	14,786
Copart, Inc.†	3,331	258,252
Ferguson PLC	2,959	220,379
Jardine Cycle & Carriage, Ltd.	200	4,905
Marubeni Corp.	2,600	16,869

		515,191

Diversified Banking Institutions — 1.6%
Banco Santander SA	49,678	211,467
Bank of America Corp.	24,478	750,985
Barclays PLC	28,793	54,027
BNP Paribas SA	6,604	306,870
Citigroup, Inc.	3,903	277,737
Credit Agricole SA	1,927	22,872
Credit Suisse Group AG	11,911	144,250
Deutsche Bank AG	6,396	49,724
HSBC Holdings PLC	58,205	463,556
Lloyds Banking Group PLC	234,959	152,179
Macquarie Group, Ltd.	729	63,699
Mitsubishi UFJ Financial Group, Inc.	59,700	295,114
Mizuho Financial Group, Inc.	40,500	57,265
Morgan Stanley	19,488	868,385
Natixis SA	24,017	96,272
Royal Bank of Scotland Group PLC	8,099	21,392
Societe Generale SA	1,290	31,599
Sumitomo Mitsui Financial Group, Inc.	7,400	259,116
UBS Group AG	6,480	72,005
UniCredit SpA	4,513	52,953

		4,251,467

Diversified Financial Services — 0.0%
Mebuki Financial Group, Inc.	1,500	3,690

Diversified Manufacturing Operations — 0.4%
Carlisle Cos., Inc.	785	113,205
Eaton Corp. PLC	5,853	481,058
Illinois Tool Works, Inc.	1,292	199,265
Parker-Hannifin Corp.	682	119,405
Siemens AG	1,814	199,129
Smiths Group PLC	665	13,220
Toshiba Corp.	900	28,704

		1,153,986

Diversified Minerals — 0.2%
Anglo American PLC	1,771	43,722
BHP Group PLC	3,549	84,745

Security Description	Shares	Value (Note 2)
Diversified Minerals (continued)
BHP Group, Ltd.	14,470	$399,701
Sumitomo Metal Mining Co., Ltd.	400	11,375

		539,543

Diversified Operations — 0.1%
CK Hutchison Holdings, Ltd.	13,500	126,300
Jardine Matheson Holdings, Ltd.	400	24,340
Swire Pacific, Ltd., Class A	1,000	11,353
Washington H. Soul Pattinson & Co., Ltd.	201	3,108

		165,101

Diversified Operations/Commercial Services — 0.0%
Brambles, Ltd.	2,678	23,977

Drug Delivery Systems — 0.1%
DexCom, Inc.†	1,135	178,047

E-Commerce/Products — 1.2%
Amazon.com, Inc.†	1,603	2,992,448
Mercari, Inc.†	100	2,673
MonotaRO Co., Ltd.	200	4,371
Rakuten, Inc.	1,400	14,310
Wayfair, Inc., Class A†	792	103,879
ZOZO, Inc.	300	5,672

		3,123,353

E-Commerce/Services — 0.1%
Auto Trader Group PLC*	1,570	10,291
Delivery Hero SE†	189	9,082
Expedia Group, Inc.	1,690	224,331
Lyft, Inc., Class A†	1,695	103,175

		346,879

E-Marketing/Info — 0.0%
CyberAgent, Inc.	200	8,078

Electric Products-Misc. — 0.1%
AMETEK, Inc.	1,279	114,611
Brother Industries, Ltd.	400	7,088
Casio Computer Co., Ltd.	300	3,420
Legrand SA	448	31,581
Mabuchi Motor Co., Ltd.	4,000	138,015

		294,715

Electric-Distribution — 0.0%
AusNet Services	3,069	3,720
Innogy SE	233	11,219
Orsted A/S*	318	28,966

		43,905

Electric-Generation — 0.1%
E.ON SE	3,699	37,016
Electric Power Development Co., Ltd.	1,500	33,724
Electricite de France SA	1,012	12,487
Engie SA	3,069	46,996
HK Electric Investments & HK Electric Investments, Ltd.	4,500	4,565
Meridian Energy, Ltd.	2,153	6,626
Sembcorp Industries, Ltd.	1,700	2,876
Uniper SE	338	10,437

		154,727

Electric-Integrated — 1.6%
AGL Energy, Ltd.	1,102	15,769
American Electric Power Co., Inc.	9,220	809,608

177

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electric-Integrated (continued)
Chubu Electric Power Co., Inc.	1,100	$15,510
Chugoku Electric Power Co., Inc.	500	6,244
CLP Holdings, Ltd.	3,000	32,516
Duke Energy Corp.	1,401	121,495
Edison International	3,655	272,444
EDP - Energias de Portugal SA	4,301	15,716
Endesa SA	534	13,196
Enel SpA	58,687	402,192
Eversource Energy	1,729	131,162
Fortum Oyj	746	17,136
Iberdrola SA	38,732	366,978
Iberdrola SA†	901	8,545
Kansai Electric Power Co., Inc.	1,200	14,798
Kyushu Electric Power Co., Inc.	600	5,969
NextEra Energy, Inc.	3,673	760,935
Origin Energy, Ltd.	2,957	15,877
Power Assets Holdings, Ltd.	2,500	17,895
RWE AG	5,670	153,379
SSE PLC	9,849	131,530
Tohoku Electric Power Co., Inc.	700	7,011
Tokyo Electric Power Co. Holdings, Inc.†	2,600	12,498
Verbund AG	114	6,392
Xcel Energy, Inc.	14,511	865,001

		4,219,796

Electric-Transmission — 0.0%
Red Electrica Corp. SA	727	13,743
Terna Rete Elettrica Nazionale SpA	2,364	14,387

		28,130

Electronic Components-Misc. — 0.1%
Alps Alpine Co., Ltd.	400	7,312
Hitachi High-Technologies Corp.	100	4,993
Hoya Corp.	600	46,099
Kyocera Corp.	500	30,587
Minebea Mitsumi, Inc.	600	10,266
Murata Manufacturing Co., Ltd.	1,000	44,098
Nidec Corp.	400	53,660
Nippon Electric Glass Co., Ltd.	100	2,243
Omron Corp.	300	14,317
TDK Corp.	200	15,409
Venture Corp., Ltd.	500	5,609

		234,593

Electronic Components-Semiconductors — 0.9%
Advanced Micro Devices, Inc.†	13,442	409,309
Hamamatsu Photonics KK	200	7,374
Infineon Technologies AG	8,294	157,173
Microchip Technology, Inc.	982	92,720
NVIDIA Corp.	2,759	465,499
Rohm Co., Ltd.	200	13,945
STMicroelectronics NV	1,148	21,071
SUMCO Corp.	400	5,266
Texas Instruments, Inc.	7,871	983,954
Xilinx, Inc.	1,635	186,733

		2,343,044

Electronic Connectors — 0.1%
Amphenol Corp., Class A	1,710	159,577
Hirose Electric Co., Ltd.	100	10,470

		170,047

Security Description	Shares	Value (Note 2)
Electronic Measurement Instruments — 0.1%
Halma PLC	638	$15,465
Keysight Technologies, Inc.†	2,229	199,540
Sartorius AG (Preference Shares)	60	12,294
Yokogawa Electric Corp.	400	7,174

		234,473

Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	2,702	196,192

Electronic Security Devices — 0.0%
Assa Abloy AB, Class B	1,684	38,571

Electronics-Military — 0.1%
Thales SA	1,188	133,877

Energy-Alternate Sources — 0.0%
Siemens Gamesa Renewable Energy SA	401	5,599
Vestas Wind Systems A/S	328	26,881

		32,480

Engineering/R&D Services — 0.0%
JGC Corp.	400	5,195

Enterprise Software/Service — 0.4%
Coupa Software, Inc.†	700	94,997
Micro Focus International PLC	576	12,072
Oracle Corp. Japan	100	8,300
SAP SE	4,600	570,620
Temenos AG	107	18,794
Veeva Systems, Inc., Class A†	1,174	194,767
Workday, Inc., Class A†	1,186	237,176

		1,136,726

Entertainment Software — 0.1%
Konami Holdings Corp.	200	8,529
Nexon Co., Ltd.†	800	12,694
Take-Two Interactive Software, Inc.†	2,540	311,201
Ubisoft Entertainment SA†	140	11,609

		344,033

Explosives — 0.0%
Orica, Ltd.	638	9,500

Filtration/Separation Products — 0.0%
Alfa Laval AB	529	9,888

Finance-Consumer Loans — 0.0%
Acom Co., Ltd.	700	2,474

Finance-Credit Card — 1.3%
American Express Co.	1,823	226,726
Capital One Financial Corp.	5,054	467,091
Credit Saison Co., Ltd.	300	3,647
Mastercard, Inc., Class A	5,266	1,433,774
Visa, Inc., Class A	7,962	1,417,236

		3,548,474

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	8,409	363,437
Daiwa Securities Group, Inc.	2,600	11,209
Nomura Holdings, Inc.	5,600	18,356
SBI Holdings, Inc.	400	9,121
TD Ameritrade Holding Corp.	2,518	128,670

		530,793

178

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Finance-Leasing Companies — 0.0%
Mitsubishi UFJ Lease & Finance Co., Ltd.	700	$3,714
ORIX Corp.	2,200	31,455
Tokyo Century Corp.	100	4,129

		39,298

Finance-Other Services — 0.3%
ASX, Ltd.	325	19,559
Deutsche Boerse AG	1,219	170,509
Hong Kong Exchanges & Clearing, Ltd.	8,200	277,557
Japan Exchange Group, Inc.	900	13,181
London Stock Exchange Group PLC	527	42,517
Nasdaq, Inc.	1,761	169,708
Singapore Exchange, Ltd.	1,400	8,056

		701,087

Fisheries — 0.0%
Mowi ASA	737	17,718
Toyo Suisan Kaisha, Ltd.	100	3,972

		21,690

Food-Baking — 0.0%
Yamazaki Baking Co., Ltd.	200	3,045

Food-Catering — 0.1%
Compass Group PLC	2,665	67,176
Sodexo SA	830	95,044

		162,220

Food-Confectionery — 0.0%
Barry Callebaut AG	4	7,825
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	2	14,725

		22,550

Food-Dairy Products — 0.0%
a2 Milk Co., Ltd.†	1,232	14,477
Danone SA	1,036	89,821
Yakult Honsha Co., Ltd.	200	11,274

		115,572

Food-Flour & Grain — 0.0%
Nisshin Seifun Group, Inc.	300	5,679

Food-Meat Products — 0.0%
NH Foods, Ltd.	100	3,695
WH Group, Ltd.	16,000	15,602

		19,297

Food-Misc./Diversified — 0.6%
Ajinomoto Co., Inc.	700	12,505
Associated British Foods PLC	599	17,578
Calbee, Inc.	100	2,809
Chr. Hansen Holding A/S	1,021	88,948
Kerry Group PLC, Class A	267	30,924
Kikkoman Corp.	200	9,042
MEIJI Holdings Co., Ltd.	200	13,886
Nestle SA	11,613	1,232,342
Nissin Foods Holdings Co., Ltd.	100	6,187
Orkla ASA	1,284	10,897
Post Holdings, Inc.†	1,700	182,274
Wilmar International, Ltd.	3,200	9,257

		1,616,649

Security Description	Shares	Value (Note 2)
Food-Retail — 0.2%
Aeon Co., Ltd.	1,100	$19,062
Carrefour SA	995	19,119
Casino Guichard Perrachon SA	92	3,392
Coles Group, Ltd.†	1,905	18,459
Colruyt SA	96	4,988
Dairy Farm International Holdings, Ltd.	600	4,495
ICA Gruppen AB	152	6,737
J Sainsbury PLC	2,961	7,068
Jardine Strategic Holdings, Ltd.	400	13,778
Jeronimo Martins SGPS SA	423	6,820
Koninklijke Ahold Delhaize NV	1,989	44,971
Kroger Co.	2,912	61,618
METRO AG	303	4,689
Ocado Group PLC†	764	11,489
Seven & i Holdings Co., Ltd.	6,400	217,630
Tesco PLC	16,457	44,612
Wesfarmers, Ltd.	1,905	50,909
WM Morrison Supermarkets PLC	3,980	9,429
Woolworths Group, Ltd.	2,115	51,384

		600,649

Gambling (Non-Hotel) — 0.0%
Flutter Entertainment PLC	132	10,453
Genting Singapore, Ltd.	10,200	6,808
Tabcorp Holdings, Ltd.	3,387	10,342

		27,603

Gas-Distribution — 0.1%
Centrica PLC	9,573	8,808
Enagas SA	381	8,279
Hong Kong & China Gas Co., Ltd.	17,000	37,486
National Grid PLC	5,730	58,893
Naturgy Energy Group SA	504	12,757
NiSource, Inc.	2,922	86,754
Osaka Gas Co., Ltd.	600	11,014
Toho Gas Co., Ltd.	100	3,815
Tokyo Gas Co., Ltd.	2,400	59,893

		287,699

Gas-Transportation — 0.0%
Snam SpA	3,498	17,165

Gold Mining — 0.0%
Newcrest Mining, Ltd.	1,291	30,830

Hotels/Motels — 0.2%
Accor SA	309	13,751
City Developments, Ltd.	800	5,637
Hilton Worldwide Holdings, Inc.	2,795	269,857
InterContinental Hotels Group PLC	3,998	277,228
Shangri-La Asia, Ltd.	2,000	2,428
Whitbread PLC	1,189	65,237

		634,138

Human Resources — 0.1%
Adecco Group AG	266	14,520
Persol Holdings Co., Ltd.	4,100	98,427
Randstad NV	200	10,021
Recruit Holdings Co., Ltd.	2,000	68,062

		191,030

Import/Export — 0.1%
ITOCHU Corp.	2,300	43,885
Mitsubishi Corp.	7,800	209,755

179

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Import/Export (continued)
Mitsui & Co., Ltd.	2,800	$45,575
Sumitomo Corp.	2,000	29,721
Toyota Tsusho Corp.	400	11,562

		340,498

Industrial Automated/Robotic — 0.1%
FANUC Corp.	300	53,445
Keyence Corp.	300	171,206
Nabtesco Corp.	200	5,387
SMC Corp.	100	36,339
THK Co., Ltd.	200	5,039
Yaskawa Electric Corp.	400	13,252

		284,668

Industrial Gases — 0.2%
Air Liquide SA	2,900	400,233
Air Water, Inc.	300	4,893
Taiyo Nippon Sanso Corp.	200	4,118

		409,244

Instruments-Controls — 0.1%
ABB, Ltd.	3,097	58,211
Honeywell International, Inc.	1,529	263,691

		321,902

Insurance Brokers — 0.2%
Arthur J. Gallagher & Co.	3,030	274,003
Marsh & McLennan Cos., Inc.	1,817	179,519

		453,522

Insurance-Life/Health — 0.5%
AIA Group, Ltd.	51,000	520,823
AMP, Ltd.	4,936	6,025
Aviva PLC	28,966	142,628
Challenger, Ltd.	924	4,463
Dai-ichi Life Holdings, Inc.	1,800	26,409
Japan Post Holdings Co., Ltd.	2,600	25,462
Legal & General Group PLC	10,017	31,773
NN Group NV	516	19,380
Prudential Financial, Inc.	798	80,845
Prudential PLC	18,067	372,612
Sony Financial Holdings, Inc.	300	7,273
Suncorp Group, Ltd.	2,182	20,104
Swiss Life Holding AG	58	28,041
T&D Holdings, Inc.	12,300	138,082

		1,423,920

Insurance-Multi-line — 0.6%
Aegon NV	2,993	14,768
Ageas	307	16,521
Allianz SE	889	207,244
Assicurazioni Generali SpA	7,292	135,744
AXA SA	5,869	148,336
Baloise Holding AG	82	14,797
Chubb, Ltd.	1,180	180,351
CNP Assurances	288	5,956
Direct Line Insurance Group PLC	2,311	9,038
Hartford Financial Services Group, Inc.	3,094	178,307
Loews Corp.	7,524	402,835
Mapfre SA	1,811	4,959
Medibank Private, Ltd.	4,628	11,381
Sampo Oyj, Class A	745	31,005
Zurich Insurance Group AG	416	144,684

		1,505,926

Security Description	Shares	Value (Note 2)
Insurance-Property/Casualty — 0.4%
Admiral Group PLC	317	$8,338
Alleghany Corp.†	140	96,002
Gjensidige Forsikring ASA	336	6,531
Insurance Australia Group, Ltd.	3,884	22,853
MS&AD Insurance Group Holdings, Inc.	800	26,220
Progressive Corp.	3,074	248,932
QBE Insurance Group, Ltd.	2,233	19,024
RSA Insurance Group PLC	1,726	11,784
Sompo Holdings, Inc.	600	24,865
Tokio Marine Holdings, Inc.	4,700	249,483
Travelers Cos., Inc.	1,932	283,270
Tryg A/S	203	6,197

		1,003,499

Insurance-Reinsurance — 0.2%
Fairfax Financial Holdings, Ltd.	228	105,676
Hannover Rueck SE	101	15,821
Muenchener Rueckversicherungs-Gesellschaft AG	251	60,510
SCOR SE	274	11,263
Swiss Re AG	2,263	219,186

		412,456

Internet Content-Entertainment — 0.6%
Facebook, Inc., Class A†	3,797	737,491
LINE Corp.†	100	3,184
Netflix, Inc.†	3,043	982,859

		1,723,534

Internet Content-Information/News — 0.1%
Kakaku.com, Inc.	200	4,158
M3, Inc.	700	14,194
SEEK, Ltd.	561	7,997
Spotify Technology SA†	1,374	212,887

		239,236

Internet Gambling — 0.0%
GVC Holdings PLC	978	7,021

Internet Security — 0.1%
Palo Alto Networks, Inc.†	578	130,940
Trend Micro, Inc.	200	8,727

		139,667

Investment Companies — 0.0%
EXOR NV	182	12,653
Groupe Bruxelles Lambert SA	136	12,833
Industrivarden AB, Class C	281	6,104
Investor AB, Class B	765	36,404
Kinnevik AB, Class B	407	10,367
L E Lundbergforetagen AB, Class B	128	4,745
Melrose Industries PLC	8,164	18,317
Pargesa Holding SA	65	4,878
Wendel SA	47	6,444

		112,745

Investment Management/Advisor Services — 0.2%
Ameriprise Financial, Inc.	2,873	418,050
Amundi SA	102	7,029
BlackRock, Inc.	359	167,897
Hargreaves Lansdown PLC	478	12,161
Julius Baer Group, Ltd.	376	16,065
Schroders PLC	209	7,541

180

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Investment Management/Advisor Services (continued)
St James’s Place PLC	890	$10,562
Standard Life Aberdeen PLC	4,186	15,150

		654,455

Leisure Products — 0.0%
Yamaha Corp.	200	9,434

Machine Tools & Related Products — 0.1%
DMG Mori Seiki Co., Ltd.	8,900	128,374
Techtronic Industries Co., Ltd.	2,500	18,718

		147,092

Machinery-Construction & Mining — 0.0%
Epiroc AB, Class A	1,107	12,123
Epiroc AB, Class B	655	6,798
Hitachi Construction Machinery Co., Ltd.	200	4,707
Komatsu, Ltd.	1,600	35,672
Sandvik AB	1,897	29,193

		88,493

Machinery-Electrical — 0.1%
Fuji Electric Co., Ltd.	200	6,136
Hitachi, Ltd.	3,600	128,048
Mitsubishi Electric Corp.	3,100	40,512
Mitsubishi Heavy Industries, Ltd.	500	20,646
Schindler Holding AG (Participation Certificate)	68	15,690
Schindler Holding AG	34	7,637

		218,669

Machinery-Farming — 0.0%
CNH Industrial NV	1,706	17,229
Husqvarna AB, Class B	702	6,226
Kubota Corp.	1,800	27,893

		51,348

Machinery-General Industrial — 0.1%
Amada Holdings Co., Ltd.	600	6,583
ANDRITZ AG	122	4,358
Atlas Copco AB, Class A	1,128	34,552
Atlas Copco AB, Class B	656	17,916
GEA Group AG	258	6,486
Hexagon AB, Class B	438	21,248
Kone Oyj, Class B	570	32,489
Metso Oyj	177	6,809
Middleby Corp.†	583	78,344
Nordson Corp.	816	115,595
Spirax-Sarco Engineering PLC	124	13,533
Sumitomo Heavy Industries, Ltd.	200	6,453

		344,366

Machinery-Material Handling — 0.0%
Daifuku Co., Ltd.	200	10,942
KION Group AG	109	5,852

		16,794

Machinery-Pumps — 0.1%
Dover Corp.	1,714	166,001
Weir Group PLC	436	7,896

		173,897

Security Description	Shares	Value (Note 2)
Medical Instruments — 0.6%
Alcon, Inc.†	729	$42,165
Boston Scientific Corp.†	16,319	692,905
Intuitive Surgical, Inc.†	1,277	663,414
Medtronic PLC	1,559	158,925
Olympus Corp.	5,000	54,600
Shimadzu Corp.	400	9,639

		1,621,648

Medical Labs & Testing Services — 0.2%
BioMerieux	70	5,920
Catalent, Inc.†	2,957	167,041
Eurofins Scientific SE	19	8,093
Lonza Group AG	125	42,761
Teladoc Health, Inc.†	3,715	253,512

		477,327

Medical Laser Systems — 0.0%
Carl Zeiss Meditec AG BR	68	7,476

Medical Products — 0.1%
Asahi Intecc Co., Ltd.	400	10,393
Cochlear, Ltd.	97	14,501
Coloplast A/S, Class B	200	23,294
Demant A/S†	191	5,631
Koninklijke Philips NV	3,125	146,550
Sartorius Stedim Biotech	46	7,331
Siemens Healthineers AG*	252	10,528
Smith & Nephew PLC	1,470	33,306
Sonova Holding AG	93	21,451
Straumann Holding AG	17	13,860
Terumo Corp.	1,100	32,000

		318,845

Medical-Biomedical/Gene — 0.4%
BeiGene, Ltd. ADR†	60	8,240
CSL, Ltd.	1,411	220,324
Exact Sciences Corp.†	1,740	200,291
Exelixis, Inc.†	6,138	130,555
Genmab A/S†	109	20,092
H. Lundbeck A/S	117	4,514
Illumina, Inc.†	591	176,934
Intercept Pharmaceuticals, Inc.†	442	27,780
Nektar Therapeutics†	2,735	77,838
PeptiDream, Inc.†	200	11,173
Sage Therapeutics, Inc.†	472	75,681
Vertex Pharmaceuticals, Inc.†	849	141,460

		1,094,882

Medical-Drugs — 2.7%
AbbVie, Inc.	1,267	84,408
Allergan PLC	1,208	193,884
Astellas Pharma, Inc.	3,200	45,481
AstraZeneca PLC	3,220	276,380
Bayer AG	3,179	206,480
Bristol-Myers Squibb Co.	6,431	285,601
Chugai Pharmaceutical Co., Ltd.	400	28,564
Daiichi Sankyo Co., Ltd.	1,000	60,695
Eisai Co., Ltd.	400	21,624
GlaxoSmithKline PLC	20,930	433,116
Grifols SA	501	16,205
Hisamitsu Pharmaceutical Co., Inc.	100	4,024

181

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Drugs (continued)
Ipsen SA	63	$7,220
Jazz Pharmaceuticals PLC†	1,165	162,378
Johnson & Johnson	3,199	416,574
Kobayashi Pharmaceutical Co., Ltd.	100	7,138
Kyowa Hakko Kirin Co., Ltd.	400	6,604
Merck & Co., Inc.	9,877	819,692
Merck KGaA	217	22,234
Mitsubishi Tanabe Pharma Corp.	400	4,536
Novartis AG	7,814	716,537
Novo Nordisk A/S, Class B	8,796	422,178
Ono Pharmaceutical Co., Ltd.	600	10,896
Orion Oyj, Class B	175	6,000
Otsuka Holdings Co., Ltd.	5,100	187,512
Pfizer, Inc.	36,676	1,424,496
Recordati SpA	176	7,885
Roche Holding AG	2,856	764,707
Sanofi	5,267	439,472
Santen Pharmaceutical Co., Ltd.	600	9,670
Shionogi & Co., Ltd.	500	27,726
Sumitomo Dainippon Pharma Co., Ltd.	300	5,507
Taisho Pharmaceutical Holdings Co., Ltd.	100	7,607
Takeda Pharmaceutical Co., Ltd.	2,500	86,498
UCB SA	212	16,554
Vifor Pharma AG	76	11,252

		7,247,335

Medical-Generic Drugs — 0.0%
Teva Pharmaceutical Industries, Ltd. ADR†	1,831	14,520

Medical-HMO — 0.5%
Anthem, Inc.	669	197,094
Humana, Inc.	1,491	442,455
UnitedHealth Group, Inc.	3,321	826,962

		1,466,511

Medical-Hospitals — 0.1%
Acadia Healthcare Co., Inc.†	3,101	99,046
HCA Healthcare, Inc.	692	92,389
NMC Health PLC	157	4,714
Ramsay Health Care, Ltd.	238	11,833

		207,982

Medical-Wholesale Drug Distribution — 0.1%
Alfresa Holdings Corp.	300	7,267
AmerisourceBergen Corp.	1,393	121,400
Medipal Holdings Corp.	300	6,382
Suzuken Co., Ltd.	100	5,518

		140,567

Metal Processors & Fabrication — 0.0%
NSK, Ltd.	600	5,078
SKF AB, Class B	638	10,464

		15,542

Metal Products-Distribution — 0.0%
MISUMI Group, Inc.	500	11,254

Metal-Aluminum — 0.0%
Alumina, Ltd.	4,113	6,540
Norsk Hydro ASA	2,260	7,715

		14,255

Security Description	Shares	Value (Note 2)
Metal-Copper — 0.0%
Antofagasta PLC	663	$7,464

Metal-Diversified — 0.2%
Boliden AB	460	10,435
Glencore PLC	18,697	60,200
Rio Tinto PLC	2,813	159,725
Rio Tinto, Ltd.	3,209	216,700
South32, Ltd.	8,489	18,197

		465,257

Metal-Iron — 0.0%
Fortescue Metals Group, Ltd.	2,328	13,066

Miscellaneous Manufacturing — 0.1%
Alstom SA	3,537	152,034
Knorr-Bremse AG	81	8,239

		160,273

Motion Pictures & Services — 0.0%
Toho Co., Ltd.	200	7,761

Motorcycle/Motor Scooter — 0.0%
Yamaha Motor Co., Ltd.	500	8,758

MRI/Medical Diagnostic Imaging — 0.0%
Sonic Healthcare, Ltd.	756	14,456

Multimedia — 0.0%
Bollore SA	1,476	6,340
Informa PLC	2,104	22,215
Pearson PLC	1,313	13,930
Vivendi SA	1,537	42,720

		85,205

Networking Products — 0.2%
Arista Networks, Inc.†	540	147,663
Cisco Systems, Inc.	4,165	230,741
Telefonaktiebolaget LM Ericsson, Class B	5,163	45,299

		423,703

Non-Ferrous Metals — 0.0%
Mitsubishi Materials Corp.	200	5,495

Non-Hazardous Waste Disposal — 0.2%
Waste Connections, Inc.	5,373	487,439

Office Automation & Equipment — 0.1%
Canon, Inc.	1,700	46,207
Konica Minolta, Inc.	800	6,623
Ricoh Co., Ltd.	1,100	10,082
Seiko Epson Corp.	500	7,362
Zebra Technologies Corp., Class A†	1,007	212,366

		282,640

Office Supplies & Forms — 0.1%
Avery Dennison Corp.	1,868	214,577
Societe BIC SA	43	2,984

		217,561

Oil Companies-Exploration & Production — 0.8%
Aker BP ASA	182	5,163
Concho Resources, Inc.	3,424	334,456
ConocoPhillips	4,432	261,843
Diamondback Energy, Inc.	5,765	596,274
EOG Resources, Inc.	4,413	378,856
EQT Corp.	4,226	63,855

182

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil Companies-Exploration & Production (continued)
Inpex Corp.	1,700	$14,913
Lundin Petroleum AB	5,025	157,764
Occidental Petroleum Corp.	79	4,058
Oil Search, Ltd.	2,304	11,050
Parsley Energy, Inc., Class A†	10,026	166,331
Pioneer Natural Resources Co.	1,337	184,560
Santos, Ltd.	2,975	14,648
Woodside Petroleum, Ltd.	1,573	36,941

		2,230,712

Oil Companies-Integrated — 1.2%
BP PLC	78,453	517,383
Chevron Corp.	7,737	952,502
Eni SpA	4,275	66,925
Equinor ASA	1,683	30,047
Exxon Mobil Corp.	2,283	169,764
Galp Energia SGPS SA	842	13,082
OMV AG	247	12,347
Repsol SA	2,358	37,384
Royal Dutch Shell PLC, Class A	13,526	424,796
Royal Dutch Shell PLC, Class B	14,492	457,397
TOTAL SA	10,035	519,982

		3,201,609

Oil Refining & Marketing — 0.2%
Caltex Australia, Ltd.	420	7,729
DCC PLC	165	13,862
Idemitsu Kosan Co., Ltd.	300	8,266
JXTG Holdings, Inc.	5,400	25,399
Marathon Petroleum Corp.	3,298	185,974
Murphy USA, Inc.†	1,148	101,437
Neste Oyj	711	23,503
PBF Energy, Inc., Class A	2,590	72,339
Phillips 66	1,568	160,814

		599,323

Oil-Field Services — 0.0%
John Wood Group PLC	1,145	7,313
WorleyParsons, Ltd.	542	5,949

		13,262

Optical Supplies — 0.0%
EssilorLuxottica SA	473	63,667

Paper & Related Products — 0.0%
Mondi PLC	816	17,833
Oji Holdings Corp.	1,400	7,231
Smurfit Kappa Group PLC	379	11,839
Stora Enso Oyj, Class R	978	11,258
UPM-Kymmene Oyj	897	24,187

		72,348

Petrochemicals — 0.0%
Mitsui Chemicals, Inc.	300	6,868

Pharmacy Services — 0.3%
Cigna Corp.	4,433	753,255

Photo Equipment & Supplies — 0.0%
FUJIFILM Holdings Corp.	600	28,441
Nikon Corp.	500	6,756

		35,197

Security Description	Shares	Value (Note 2)
Pipelines — 0.2%
APA Group	1,983	$14,925
Equitrans Midstream Corp.	3,919	65,016
Kinder Morgan, Inc.	11,353	234,099
Koninklijke Vopak NV	118	5,807
Williams Cos., Inc.	7,299	179,847

		499,694

Power Converter/Supply Equipment — 0.1%
Schneider Electric SE	3,690	317,698

Printing-Commercial — 0.0%
Dai Nippon Printing Co., Ltd.	400	8,389
Toppan Printing Co., Ltd.	500	8,167

		16,556

Private Equity — 0.1%
3i Group PLC	16,118	217,280
Eurazeo SE	68	4,560
Partners Group Holding AG	31	24,709

		246,549

Public Thoroughfares — 0.0%
Atlantia SpA	833	21,411
Transurban Group	4,496	47,684

		69,095

Publishing-Newspapers — 0.0%
New York Times Co., Class A	3,169	113,070
Schibsted ASA, Class B	165	4,227
Singapore Press Holdings, Ltd.	2,700	4,330

		121,627

Publishing-Periodicals — 0.0%
Axel Springer SE	82	5,667
Wolters Kluwer NV	470	34,054

		39,721

Radio — 0.0%
Entercom Communications Corp., Class A	16,908	96,037

Real Estate Investment Trusts — 1.1%
American Homes 4 Rent, Class A	5,002	121,098
Ascendas Real Estate Investment Trust	4,200	9,318
British Land Co. PLC	1,522	9,407
Brixmor Property Group, Inc.	9,047	171,712
CapitaLand Commercial Trust	4,400	6,589
CapitaLand Mall Trust	4,300	8,182
Covivio	77	7,851
Daiwa House REIT Investment Corp.	3	7,343
Dexus	14,544	130,158
EastGroup Properties, Inc.	913	109,998
Federal Realty Investment Trust	985	130,030
Gecina SA	77	11,708
Goodman Group	14,484	146,331
GPT Group	3,254	13,776
ICADE	50	4,338
Japan Prime Realty Investment Corp.	1	4,426
Japan Real Estate Investment Corp.	2	12,519
Japan Retail Fund Investment Corp.	4	8,044
Kimco Realty Corp.	7,735	148,589
Klepierre SA	343	10,552
Land Securities Group PLC	1,184	11,447

183

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Link REIT	3,500	$40,814
Mid-America Apartment Communities, Inc.	1,981	233,441
Mirvac Group	6,565	14,412
Nippon Building Fund, Inc.	2	14,046
Nippon Prologis REIT, Inc.	4	9,622
Nomura Real Estate Master Fund, Inc.	7	11,119
Prologis, Inc.	10,838	873,651
Public Storage	937	227,466
Rayonier, Inc.	4,450	129,228
Scentre Group	8,935	24,313
Segro PLC	1,822	16,900
Stockland	4,042	12,610
Suntec Real Estate Investment Trust	3,200	4,430
Unibail-Rodamco-Westfield† (Euronext Paris)	43	5,760
Unibail-Rodamco-Westfield (Euronext Amsterdam)	584	78,181
United Urban Investment Corp.	5	8,461
Vicinity Centres	5,472	9,738
Weyerhaeuser Co.	2,693	68,429

		2,866,037

Real Estate Management/Services — 0.2%
Aeon Mall Co., Ltd.	200	3,084
CBRE Group, Inc., Class A†	8,344	442,316
Daito Trust Construction Co., Ltd.	100	12,933
Deutsche Wohnen AG	600	22,075
Mitsubishi Estate Co., Ltd.	2,000	36,586
REA Group, Ltd.	89	5,941
Swiss Prime Site AG	128	11,266
Vonovia SE	827	40,477

		574,678

Real Estate Operations & Development — 0.2%
Aroundtown SA	1,529	12,231
Azrieli Group, Ltd.	71	4,977
CapitaLand, Ltd.	4,300	11,286
CK Asset Holdings, Ltd.	15,500	116,597
Hang Lung Properties, Ltd.	3,000	7,058
Henderson Land Development Co., Ltd.	2,000	10,322
Hongkong Land Holdings, Ltd.	2,000	12,209
Hulic Co., Ltd.	400	3,436
Hysan Development Co., Ltd.	1,000	4,770
Kerry Properties, Ltd.	1,000	3,771
Mitsui Fudosan Co., Ltd.	7,000	158,406
New World Development Co., Ltd.	10,000	13,998
Nomura Real Estate Holdings, Inc.	200	4,058
Sino Land Co., Ltd.	6,000	9,748
Sumitomo Realty & Development Co., Ltd.	600	21,852
Sun Hung Kai Properties, Ltd.	2,500	40,178
Swire Properties, Ltd.	2,000	7,243
Tokyu Fudosan Holdings Corp.	1,000	5,795
UOL Group, Ltd.	800	4,264
Wharf Holdings, Ltd.	2,000	4,876
Wharf Real Estate Investment Co., Ltd.	2,000	12,654
Wheelock & Co., Ltd.	1,000	6,312

		476,041

Rental Auto/Equipment — 0.0%
Ashtead Group PLC	794	21,681

Security Description	Shares	Value (Note 2)
Resorts/Theme Parks — 0.0%
Merlin Entertainments PLC	1,202	$6,564
Oriental Land Co., Ltd.	300	39,533

		46,097

Respiratory Products — 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	964	10,416

Retail-Apparel/Shoe — 0.5%
ABC-Mart, Inc.	100	6,319
Fast Retailing Co., Ltd.	100	59,891
Hennes & Mauritz AB, Class B	1,350	23,468
HUGO BOSS AG	106	6,691
Industria de Diseno Textil SA	9,208	274,616
Lululemon Athletica, Inc.†	940	179,624
Next PLC	231	16,986
Ross Stores, Inc.	6,202	657,598
Zalando SE†*	211	9,717

		1,234,910

Retail-Auto Parts — 0.6%
Advance Auto Parts, Inc.	2,393	360,481
AutoZone, Inc.†	291	326,805
Genuine Parts Co.	840	81,581
O’Reilly Automotive, Inc.†	2,414	919,155

		1,688,022

Retail-Automobile — 0.0%
USS Co., Ltd.	400	7,932

Retail-Building Products — 0.2%
Home Depot, Inc.	2,439	521,190
Kingfisher PLC	3,546	9,540

		530,730

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	1,685	128,953
Dixons Carphone PLC	37,103	53,864
Yamada Denki Co., Ltd.	1,100	4,863

		187,680

Retail-Convenience Store — 0.0%
FamilyMart UNY Holdings Co., Ltd.	400	8,564
Lawson, Inc.	100	4,971

		13,535

Retail-Discount — 0.0%
Harvey Norman Holdings, Ltd.	892	2,668
Pan Pacific International Holdings Corp	200	12,762

		15,430

Retail-Drug Store — 0.1%
Sundrug Co., Ltd.	100	2,759
Tsuruha Holdings, Inc.	100	10,198
Walgreens Boots Alliance, Inc.	3,071	167,339
Welcia Holdings Co., Ltd.	100	4,648

		184,944

Retail-Gardening Products — 0.1%
Tractor Supply Co.	2,253	245,149

Retail-Home Furnishings — 0.0%
Nitori Holdings Co., Ltd.	100	13,492

Retail-Jewelry — 0.2%
Cie Financiere Richemont SA	3,626	309,489
Pandora A/S	176	6,761

184

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Jewelry (continued)
Swatch Group AG (TRQX)	94	$5,121
Swatch Group AG (XEGT)	49	14,209
Tiffany & Co.	1,451	136,278

		471,858

Retail-Major Department Stores — 0.1%
Marks & Spencer Group PLC	3,277	8,214
Marui Group Co., Ltd.	6,300	136,386
Nordstrom, Inc.	4,898	162,173

		306,773

Retail-Misc./Diversified — 0.0%
Dufry AG	72	6,319
Ryohin Keikaku Co., Ltd.	400	71,137

		77,456

Retail-Regional Department Stores — 0.1%
Isetan Mitsukoshi Holdings, Ltd.	600	4,772
J. Front Retailing Co., Ltd.	400	4,703
Kohl’s Corp.	3,038	163,627

		173,102

Retail-Restaurants — 0.0%
Brinker International, Inc.	2,295	91,456
Domino’s Pizza Enterprises, Ltd.	101	2,659
McDonald’s Holdings Co. Japan, Ltd.	100	4,491

		98,606

Retirement/Aged Care — 0.0%
Ryman Healthcare, Ltd.	672	5,684

Rubber & Vinyl — 0.0%
JSR Corp.	300	4,972

Rubber-Tires — 0.1%
Bridgestone Corp.	5,300	198,948
Cie Generale des Etablissements Michelin SCA	287	31,747
Continental AG	185	25,591
Nokian Renkaat Oyj	209	5,991
Pirelli & C SpA	672	3,966
Sumitomo Rubber Industries, Ltd.	300	3,276
Yokohama Rubber Co., Ltd.	200	3,678

		273,197

Satellite Telecom — 0.0%
Eutelsat Communications SA	293	5,600
SES SA FDR	612	10,173

		15,773

Schools — 0.0%
Benesse Holdings, Inc.	100	2,344

Security Services — 0.0%
G4S PLC	2,607	6,042
Secom Co., Ltd.	400	31,436
Securitas AB, Class B	526	8,152
Sohgo Security Services Co., Ltd.	100	4,854

		50,484

Semiconductor Components-Integrated Circuits — 0.6%
Analog Devices, Inc.	4,776	560,989
NXP Semiconductors NV	497	51,385
QUALCOMM, Inc.	3,587	262,425

Security Description	Shares	Value (Note 2)
Semiconductor Components-Integrated Circuits (continued)
Renesas Electronics Corp.†	13,300	$77,907
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	18,166	774,416

		1,727,122

Semiconductor Equipment — 0.3%
Advantest Corp.	300	11,628
Applied Materials, Inc.	3,522	173,881
ASM Pacific Technology, Ltd.	500	5,863
ASML Holding NV	1,894	420,100
Tokyo Electron, Ltd.	300	50,933

		662,405

Shipbuilding — 0.1%
Wartsila Oyj Abp	10,977	137,573
Yangzijiang Shipbuilding Holdings, Ltd.	4,000	4,154

		141,727

Silver Mining — 0.0%
Fresnillo PLC	371	2,694

Soap & Cleaning Preparation — 0.1%
Henkel AG & Co. KGaA	175	16,454
Henkel AG & Co. KGaA (Preference Shares)	1,679	173,079
Reckitt Benckiser Group PLC	1,189	92,188

		281,721

Steel Pipe & Tube — 0.0%
Maruichi Steel Tube, Ltd.	100	2,632
Tenaris SA	794	9,945

		12,577

Steel-Producers — 0.1%
ArcelorMittal	6,160	98,074
BlueScope Steel, Ltd.	896	7,981
Evraz PLC	849	6,737
JFE Holdings, Inc.	800	10,590
Kobe Steel, Ltd.	500	3,217
Nippon Steel Corp.	1,400	21,985
thyssenkrupp AG	680	8,780
voestalpine AG	195	5,163

		162,527

Steel-Specialty — 0.0%
Hitachi Metals, Ltd.	400	4,218

Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc.	2,745	84,409

Telecom Services — 0.1%
HKT Trust & HKT, Ltd.	6,000	9,586
PCCW, Ltd.	7,000	3,986
Singapore Telecommunications, Ltd.	13,700	33,162
Spark New Zealand, Ltd.	3,086	8,058
Telenor ASA	7,935	160,823
TPG Telecom, Ltd.	624	2,968

		218,583

Telecommunication Equipment — 0.0%
CommScope Holding Co., Inc.†	5,999	85,666
NICE, Ltd.†	104	15,884

		101,550

185

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Telephone-Integrated — 0.8%
BT Group PLC	14,173	$33,083
Deutsche Telekom AG	16,998	279,560
Elisa Oyj	239	11,221
KDDI Corp.	3,000	78,337
Koninklijke KPN NV	6,003	17,110
Nippon Telegraph & Telephone Corp.	5,600	252,745
Orange SA	10,834	160,753
Proximus SADP	256	7,296
SoftBank Group Corp.	2,800	141,881
Swisscom AG	44	21,341
Telecom Italia SpA†	15,329	8,638
Telecom Italia SpA (RSP)	10,129	5,367
Telefonica Deutschland Holding AG	1,500	3,784
Telefonica SA	13,424	102,457
Telia Co AB	4,730	21,096
Verizon Communications, Inc.	19,708	1,089,261

		2,233,930

Television — 0.1%
CBS Corp., Class B	2,484	127,951
ITV PLC	73,505	98,232
Nexstar Media Group, Inc., Class A	1,473	149,907
RTL Group SA	65	3,193

		379,283

Textile-Apparel — 0.1%
LVMH Moet Hennessy Louis Vuitton SE	467	193,101

Tobacco — 0.2%
British American Tobacco PLC	11,139	397,476
Imperial Brands PLC	1,608	40,675
Japan Tobacco, Inc.	7,200	159,832
Swedish Match AB	296	11,313

		609,296

Tools-Hand Held — 0.2%
Makita Corp.	400	13,124
Stanley Black & Decker, Inc.	2,998	442,475

		455,599

Toys — 0.1%
Bandai Namco Holdings, Inc.	300	16,051
Nintendo Co., Ltd.	900	329,734

		345,785

Transactional Software — 0.0%
Amadeus IT Group SA	737	57,648
Worldline SA†	138	9,866

		67,514

Transport-Equipment & Leasing — 0.0%
AerCap Holdings NV†	222	12,106

Transport-Marine — 0.0%
AP Moller - Maersk A/S, Series A	6	6,404
AP Moller - Maersk A/S, Series B	11	12,320
Mitsui OSK Lines, Ltd.	200	4,901
Nippon Yusen KK	300	4,986

		28,611

Transport-Rail — 0.6%
Aurizon Holdings, Ltd.	3,344	13,068
Central Japan Railway Co.	900	180,660
East Japan Railway Co.	500	45,838

Security Description	Shares	Value (Note 2)
Transport-Rail (continued)
Getlink SE	739	$10,661
Hankyu Hanshin Holdings, Inc.	400	14,036
Keihan Holdings Co., Ltd.	200	8,120
Keikyu Corp.	400	6,726
Keio Corp.	200	12,345
Keisei Electric Railway Co., Ltd.	200	7,352
Kintetsu Group Holdings Co., Ltd.	300	14,181
Kyushu Railway Co.	300	8,540
MTR Corp., Ltd.	2,500	16,394
Nagoya Railroad Co., Ltd.	300	8,259
Norfolk Southern Corp.	4,425	845,706
Odakyu Electric Railway Co., Ltd.	500	11,170
Seibu Holdings, Inc.	300	4,717
Tobu Railway Co., Ltd.	300	8,540
Tokyu Corp.	10,700	187,574
West Japan Railway Co.	1,400	114,322

		1,518,209

Transport-Services — 0.1%
ComfortDelGro Corp., Ltd.	3,600	7,087
Deutsche Post AG	6,224	202,915
DSV A/S	300	28,591
Kamigumi Co., Ltd.	200	4,595
Kuehne & Nagel International AG	91	13,393
Nippon Express Co., Ltd.	100	5,627
Poste Italiane SpA	878	9,378
SG Holdings Co., Ltd.	200	5,274
Yamato Holdings Co., Ltd.	2,600	50,984

		327,844

Transport-Truck — 0.1%
Old Dominion Freight Line, Inc.	1,060	176,999

Travel Services — 0.0%
Flight Centre Travel Group, Ltd.	93	2,917
TUI AG	741	7,304

		10,221

Water — 0.0%
Severn Trent PLC	399	9,778
Suez	574	8,426
United Utilities Group PLC	1,146	10,972
Veolia Environnement SA	903	22,708

		51,884

Water Treatment Systems — 0.0%
Kurita Water Industries, Ltd.	200	5,049

Web Hosting/Design — 0.0%
Wix.com, Ltd.†	77	11,436

Web Portals/ISP — 1.0%
Alphabet, Inc., Class A†	1,325	1,614,115
Alphabet, Inc., Class C†	950	1,155,846
Iliad SA	44	4,516
United Internet AG	207	6,191
Yahoo Japan Corp.	4,800	14,041

		2,794,709

Wire & Cable Products — 0.0%
Prysmian SpA	406	8,359

Wireless Equipment — 0.0%
Nokia Oyj	18,666	100,580

Total Common Stocks (cost $118,843,686)		123,033,180

186

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 10.0%
JPMorgan Emerging Markets Equity Fund, Class R6	184,739	$5,560,630
JPMorgan High Yield Fund, Class R6	1,805,554	13,072,208
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	993,536	8,246,345

Total Registered Investment Companies (cost $26,432,648)		26,879,183

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.1%
Diversified Banking Institutions — 0.1%
Credit Suisse Group AG 7.50% due 12/11/2023*(1)	$200,000	220,600
Goldman Sachs Group, Inc. Series P 5.00% due 11/10/2022(1)	70,000	68,366

Total Preferred Securities/Capital Securities (cost $288,001)		288,966

ASSET BACKED SECURITIES — 5.2%
Diversified Financial Services — 5.2%
Alternative Loan Trust FRS Series 2006-OA9, Class 1A1 2.47% (1 ML+0.20%) due 07/20/2046(2)	165,764	131,741
American Credit Acceptance Receivables Trust Series 2019-1, Class C 3.50% due 04/14/2025*	112,000	113,581
American Credit Acceptance Receivables Trust Series 2018-3, Class D 4.14% due 10/15/2024*	51,000	52,070
Angel Oak Mtg. Trust I LLC VRS Series 2018-3, Class A1 3.65% due 09/25/2048*(2)(3)	159,536	161,142
Angel Oak Mtg. Trust I LLC VRS Series 2018-2, Class A1 3.67% due 07/27/2048*(2)(3)	259,008	261,631
Arroyo Mtg. Trust VRS Series 2019-3, Class A1 2.96% due 10/25/2048*(2)(3)	185,000	184,820
Arroyo Mtg. Trust VRS Series 2018-1, Class A1 3.76% due 04/25/2048*(2)(3)	201,981	206,202
Arroyo Mtg. Trust VRS Series 2019-1, Class A1 3.81% due 01/25/2049*(2)(3)	91,270	92,870
BAMLL Commercial Mtg. Securities Trust VRS Series 2018-PARK, Class A 4.09% due 08/10/2038*(3)(4)	100,000	110,727
BANK Series 2017-BNK9, Class A4 3.54% due 11/15/2054(4)	185,000	196,500
BBCMS Mtg. Trust FRS Series 2018-TALL, Class A 3.05% (1 ML+0.72%) due 03/15/2037*(4)	405,000	404,363
BBCMS Trust FRS Series 2018-CBM, Class A 3.33% (1 ML+1.00%) due 07/15/2037*(4)	70,000	70,089

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Blackstone Mtg. Trust, Inc. FRS Series 2017-FL1, Class A 3.18% (1 ML+0.87%) due 06/15/2035*(4)	$310,000	$310,097
Braemar Hotels & Resorts Trust FRS Series 2018-PRME, Class A 3.15% (1 ML+0.82%) due 06/15/2035*(4)	130,000	129,869
BX Commercial Mtg. Trust FRS Series 2018-BIOA, Class A 3.00% (1 ML+0.67%) due 03/15/2037*(4)	270,000	269,828
BX Trust FRS Series 2018-MCSF, Class A 2.90% (1 ML+0.58%) due 04/15/2035*(4)	255,000	254,412
BX Trust FRS Series 2018-MCSF, Class B 3.13% (1 ML+0.81%) due 04/15/2035*(4)	110,000	108,486
BX Trust FRS Series 2018-EXCL, Class A 3.41% (1 ML+1.09%) due 09/15/2037*(4)	181,477	181,368
BXP Trust Series 2017-GM, Class A 3.38% due 06/13/2039*(4)	120,000	125,809
BXP Trust VRS Series 2017-GM, Class B 3.42% due 06/13/2039*(3)(4)	260,000	269,693
Capital Automotive REIT Series 2017-1A, Class A1 3.87% due 04/15/2047*	104,494	106,004
CGDBB Commercial Mtg. Trust FRS Series 2017-BIOC, Class A 3.12% (1 ML+0.79%) due 07/15/2032*(4)	300,000	300,120
CGDBB Commercial Mtg. Trust FRS Series 2017-BIOC, Class B 3.30% (1 ML+0.97%) due 07/15/2032*(4)	281,000	281,112
CIM Trust FRS Series 2019-INV1, Class A2 3.27% (1 ML+1.00%) due 02/25/2049*(2)	118,668	120,047
Citigroup Commercial Mtg. Trust Series 2013-GC11, Class AS 3.42% due 04/10/2046(4)	90,000	92,669
Citigroup Commercial Mtg. Trust Series 2018-B2, Class A4 4.01% due 03/10/2051(4)	275,000	301,859
Citigroup Commercial Mtg. Trust VRS Series 2018-C5, Class A4 4.23% due 06/10/2051(3)(4)	205,000	228,905
Citigroup Mtg. Loan Trust, Inc. FRS Series 2003-HE3, Class A 3.03% (1 ML+0.76%) due 12/25/2033	7,735	7,740
Citigroup Mtg. Loan Trust, Inc. Series 2007-12, Class 2A1 6.50% due 10/25/2036*(2)	110,147	92,057

187

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
COMM Mtg. Trust Series 2016-667M, Class A 3.14% due 10/10/2036*(4)	$100,000	$102,809
COMM Mtg. Trust VRS Series 2014-CR 15, Class C 4.75% due 02/10/2047(3)(4)	100,000	107,655
Commonbond Student Loan Trust FRS Series 2018-AGS, Class A2 2.90% (1 ML+0.50%) due 02/25/2044*	139,381	136,422
Countrywide Alternative Loan Trust Series 2006-J5, Class 1A1 6.50% due 09/25/2036(2)	223,900	191,065
Countrywide Asset-Backed Certs. Trust FRS Series 2004-6, Class M1 3.17% (1 ML+0.90%) due 10/25/2034	38,853	38,387
Countrywide Home Loan Mtg. Pass-Through Trust Series 2005-21, Class A2 5.50% due 10/25/2035(2)	23,101	21,142
Credit Acceptance Auto Loan Trust Series 2018-3A, Class A 3.55% due 08/15/2027*	250,000	253,858
DBGS Mtg. Trust FRS Series 2018-BIOD, Class A 3.13% (1 ML+0.80%) due 05/15/2035*(4)	153,143	153,189
DBGS Mtg. Trust FRS Series 2018-BIOD, Class B 3.21% (1 ML+0.89%) due 05/15/2035*(4)	92,814	92,522
DBGS Mtg. Trust Series 2019-1735, Class A 3.84% due 04/10/2037*(4)	205,000	220,569
Deephaven Residential Mtg. Trust VRS Series 2019-3A, Class A1 2.96% due 07/25/2059*(2)(3)	185,000	184,647
Deephaven Residential Mtg. Trust VRS Series 2019-2A, Class A1 3.56% due 04/25/2059*(2)(3)	144,542	145,664
Deephaven Residential Mtg. Trust VRS Series 2018-3A, Class A1 3.79% due 08/25/2058*(2)(3)	73,176	73,965
Dell Equipment Finance Trust Series 2017-1, Class A3 2.14% due 04/22/2022*	17,537	17,529
DT Auto Owner Trust Series 2018-1A, Class B 3.04% due 01/18/2022*	140,000	140,139
Ellington Financial Mtg. Trust VRS Series 2018-1, Class A1FX 4.14% due 10/25/2058*(2)(3)	161,009	163,145
Exeter Automobile Receivables Trust Series 2018-1A, Class B 2.75% due 04/15/2022*	158,535	158,620
Exeter Automobile Receivables Trust Series 2018-1A, Class C 3.03% due 01/17/2023*	228,000	229,117
Exeter Automobile Receivables Trust Series 2018-2A, Class B 3.27% due 05/16/2022*	220,000	220,662

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Exeter Automobile Receivables Trust Series 2019-2A, Class C 3.30% due 03/15/2024*	$115,000	$116,473
Exeter Automobile Receivables Trust Series 2018-3A, Class B 3.46% due 10/17/2022*	66,000	66,474
Exeter Automobile Receivables Trust Series 2018-2A, Class C 3.69% due 03/15/2023*	135,000	136,390
Exeter Automobile Receivables Trust Series 2015-3A, Class D 6.55% due 10/17/2022*	195,000	200,042
First Franklin Mtg. Loan Trust FRS Series 2004-FF4, Class M1 3.12% (1 ML+0.86%) due 06/25/2034	86,668	86,847
GLS Auto Receivables Issuer Trust Series 2019-2A, Class B 3.32% due 03/15/2024*	312,000	314,492
GPMT, Inc. FRS Series 2018-FL1, Class A 3.20% (1 ML+0.90%) due 11/21/2035*(4)	212,651	212,717
GS Mtg. Securities Trust Series 2017-GPTX, Class A 2.86% due 05/10/2034*(4)	175,000	175,176
GS Mtg. Securities Trust Series 2019 -GC38, Class A2 3.87% due 02/10/2052(4)	80,000	84,617
GS Mtg. Securities Trust VRS Series 2018-GS9, Class A4 3.99% due 03/10/2051(3)(4)	195,000	213,277
GSAMP Trust FRS Series 2006-FM1, Class A2C 2.43% (1 ML+0.16%) due 04/25/2036	213,319	157,303
GSAMP Trust FRS Series 2005-SEA2, Class M1 2.79% (1 ML+0.52%) due 01/25/2045*	25,076	25,074
Homeward Opportunities Fund I Trust VRS Series 2019-1, Class A1 3.45% due 01/25/2059*(2)(3)	112,741	113,578
Homeward Opportunities Fund I Trust VRS Series 2018-1, Class A1 3.77% due 06/25/2048*(2)(3)	73,293	74,251
Hudson Yards Mtg. Trust Series 2019-30HY, Class A 3.23% due 07/10/2039*(4)	115,000	119,080
Independence Plaza Trust Series 2018-INDP, Class A 3.76% due 07/10/2035*(4)	125,000	131,573
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2013-C13, Class AS 4.07% due 01/15/2046(3)(4)	90,000	94,682
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2004-CBX, Class C 5.07% due 01/12/2037(3)(4)	39,186	39,195

188

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
KREF, Ltd. FRS Series 2018-FL1, Class A 3.41% (1 ML+1.10%) due 06/15/2036*	$100,000	$100,125
LB-UBS Commercial Mtg. Trust VRS Series 2006-C6, Class AJ 5.45% due 09/15/2039(3)(4)	207,271	120,217
Lehman Mtg. Trust Series 2007-4, Class 4A1 6.00% due 05/25/2037(2)	13,291	13,396
Lendmark Funding Trust Series 2018-1A, Class A 3.81% due 12/21/2026*	170,000	172,988
Long Beach Mtg. Loan Trust FRS Series 2004-3, Class M1 3.12% (1 ML+0.86%) due 07/25/2034	55,408	55,058
LSTAR Commercial Mtg. Trust Series 2016-4, Class A1 1.82% due 03/10/2049*(4)	155,961	154,570
MAD Mtg. Trust VRS Series 2017-330M, Class A 3.19% due 08/15/2034*(3)(4)	137,000	140,935
MetLife Securitization Trust VRS Series 2017-1A, Class A 3.00% due 04/25/2055*(2)(3)	288,522	290,109
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A4 2.92% due 02/15/2046(4)	55,000	55,927
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9, Class AS 3.46% due 05/15/2046(4)	145,000	149,173
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24, Class A4 3.73% due 05/15/2048(4)	100,000	106,576
Morgan Stanley Capital I Trust Series 2019-H6, Class A4 3.42% due 06/15/2052(4)	135,000	141,759
Morgan Stanley Capital I Trust FRS Series 2018-SUN, Class B 3.53% (1 ML+1.20%) due 07/15/2035*(4)	140,000	140,000
Morgan Stanley Capital I Trust Series 2018-MP, Class A 4.42% due 07/11/2040*(4)	230,000	257,315
New Residential Mtg. Loan Trust VRS Series 2019-NQM3, Class A1 2.80% due 07/25/2049*(2)(3)	122,473	122,355
One Market Plaza Trust Series 2017-1MKT, Class A 3.61% due 02/10/2032*(4)	330,000	343,102
OneMain Direct Auto Receivables Trust Series 2018-1A, Class B 3.71% due 04/14/2025*	132,000	135,156
Option One Mtg. Loan Trust FRS Series 2004-3, Class M2 3.12% (1 ML+0.86%) due 11/25/2034	24,125	24,299

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Progress Residential Trust Series 2015-SFR2, Class A 2.74% due 06/12/2032*	$150,923	$150,557
Prosper Marketplace Issuance Trust Series 2018-1A, Class B 3.90% due 06/17/2024*	100,000	100,341
Renaissance Home Equity Loan Trust FRS Series 2005-2, Class AV3 2.64% (1 ML+0.37%) due 08/25/2035	165,068	161,143
SoFi Consumer Loan Program Trust Series 2018-2, Class A1 2.93% due 04/26/2027*	61,730	61,782
Starwood Mtg. Residential Trust VRS Series 2018-IMC1, Class A1 3.79% due 03/25/2048*(2)(3)	82,520	83,672
Verus Securitization Trust VRS Series 2018-2, Class A1 3.68% due 06/01/2058*(2)(3)	300,121	302,817
Verus Securitization Trust VRS Series 2019-1, Class A1 3.84% due 02/25/2059*(2)(3)	88,477	89,476
Washington Mutual Mtg. Pass-Through Certs. Series 2006-5, Class 2CB1 6.00% due 07/25/2036(2)	59,156	48,512
Wells Fargo Commercial Mtg. Trust Series 2017-C41, Class A3 3.21% due 11/15/2050(4)	60,000	62,280
Wells Fargo Mtg. Backed Securities Trust Series 2005-2, Class 2A1 4.75% due 04/25/2020(2)	225	224
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR8, Class 1A1 4.99% due 06/25/2035(2)(3)	74,066	74,571
Wells Fargo Mtg. Backed Securities Trust Series 2007-7, Class A1 6.00% due 06/25/2037(2)	30,033	30,639
WF-RBS Commercial Mtg. Trust Series 2013-C11, Class AS 3.31% due 03/15/2045(4)	130,000	132,794

Total Asset Backed Securities (cost $14,166,865)		14,000,026

U.S. CORPORATE BONDS & NOTES — 10.4%
Aerospace/Defense — 0.1%
Rockwell Collins, Inc. Senior Notes 3.20% due 03/15/2024	324,000	333,392

Aerospace/Defense-Equipment — 0.1%
Harris Corp. Senior Notes 4.40% due 06/15/2028	80,000	88,249
L3Harris Technologies, Inc. Senior Notes 3.85% due 12/15/2026*	20,000	21,109
United Technologies Corp. Senior Notes 3.95% due 08/16/2025	25,000	26,914

		136,272

189

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Agricultural Chemicals — 0.0%
Mosaic Co. Senior Notes 4.05% due 11/15/2027	$97,000	$100,324

Airlines — 0.0%
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.50% due 09/01/2031	98,259	100,208

Applications Software — 0.1%
Microsoft Corp. Senior Notes 4.10% due 02/06/2037	125,000	142,923

Auto-Cars/Light Trucks — 0.2%
American Honda Finance Corp. FRS Senior Notes 2.69% (3 ML + 0.15%) due 11/13/2019	250,000	250,119
General Motors Co. Senior Notes 5.00% due 04/01/2035	134,000	134,102
General Motors Financial Co., Inc. Senior Notes 5.65% due 01/17/2029	50,000	54,884
Volkswagen Group of America Finance LLC Company Guar. Notes 4.25% due 11/13/2023*	200,000	212,403

		651,508

Auto/Truck Parts & Equipment-Original — 0.0%
American Axle & Manufacturing, Inc. Company Guar. Notes 6.25% due 04/01/2025	70,000	70,175
Dana, Inc. Senior Notes 5.50% due 12/15/2024	20,000	20,100

		90,275

Banks-Commercial — 0.7%
BB&T Corp. Senior Notes 2.63% due 06/29/2020	250,000	250,441
Citizens Bank NA Senior Notes 2.45% due 12/04/2019	250,000	249,951
Compass Bank Senior Notes 2.75% due 09/29/2019	250,000	250,002
Fifth Third Bank Senior Notes 2.20% due 10/30/2020	250,000	249,694
HSBC USA, Inc. Sub. Notes 5.00% due 09/27/2020	250,000	256,872
Manufacturers & Traders Trust Co. Senior Notes 2.10% due 02/06/2020	250,000	249,613
PNC Bank NA Senior Notes 2.15% due 04/29/2021	250,000	249,182

		1,755,755

Security Description	Principal Amount	Value (Note 2)
Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 2.66% due 05/16/2023	$125,000	$125,875

Banks-Super Regional — 0.5%
Bank of America NA FRS Senior Notes 2.59% (3 ML + 0.32%) due 07/26/2021	250,000	250,082
SunTrust Banks, Inc. Senior Notes 4.00% due 05/01/2025	175,000	186,253
US Bank NA Senior Notes 3.10% due 05/21/2021	250,000	251,628
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	255,000	258,730
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	140,000	146,689
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	75,000	82,138
Wells Fargo & Co. Sub. Notes 4.75% due 12/07/2046	45,000	51,740

		1,227,260

Beverages-Non-alcoholic — 0.1%
Dr Pepper Snapple Group, Inc. Company Guar. Notes 2.55% due 09/15/2026	205,000	197,544

Brewery — 0.1%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036	100,000	111,432
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	65,000	73,813
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.44% due 10/06/2048	35,000	37,433

		222,678

Broadcast Services/Program — 0.1%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Class B 6.50% due 11/15/2022	325,000	331,825
Nexstar Broadcasting, Inc. Company Guar. Notes 6.13% due 02/15/2022*	50,000	50,750

		382,575

Building & Construction Products-Misc. — 0.0%
American Woodmark Corp. Company Guar. Notes 4.88% due 03/15/2026*	50,000	49,500

190

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Building & Construction Products-Misc. (continued)
Standard Industries, Inc. Senior Notes 4.75% due 01/15/2028*	$35,000	$34,595

		84,095

Building Products-Cement — 0.0%
Martin Marietta Materials, Inc. Senior Notes 4.25% due 12/15/2047	14,000	13,206

Cable/Satellite TV — 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2027*	45,000	46,406
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	90,000	94,811
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	185,000	192,400
Comcast Corp. Company Guar. Notes 2.35% due 01/15/2027	460,000	449,189
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	130,000	125,467
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	165,000	159,225
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	70,000	65,101
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	65,000	61,612
Time Warner Cable LLC Senior Sec. Notes 5.50% due 09/01/2041	80,000	84,859

		1,279,070

Casino Hotels — 0.1%
MGM Resorts International Company Guar. Notes 4.63% due 09/01/2026	130,000	133,250
MGM Resorts International Company Guar. Notes 6.00% due 03/15/2023	50,000	54,250

		187,500

Cellular Telecom — 0.2%
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	180,000	199,355
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	35,000	39,025
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	160,000	165,800

		404,180

Security Description	Principal Amount	Value (Note 2)
Coatings/Paint — 0.1%
Sherwin-Williams Co. Senior Notes 2.75% due 06/01/2022	$70,000	$70,516
Sherwin-Williams Co. Senior Notes 3.13% due 06/01/2024	58,000	59,178

		129,694

Computers — 0.1%
Apple, Inc. Senior Notes 2.45% due 08/04/2026	245,000	244,898
Dell International LLC/EMC Corp. Senior Sec. Notes 6.02% due 06/15/2026*	45,000	49,754

		294,652

Consumer Products-Misc. — 0.1%
Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028	50,000	50,000
Spectrum Brands, Inc. Company Guar. Notes 5.75% due 07/15/2025	70,000	72,516

		122,516

Containers-Paper/Plastic — 0.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 6.88% due 02/15/2021	69,307	69,481

Data Processing/Management — 0.1%
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	110,000	112,937
First Data Corp. Sec. Notes 5.75% due 01/15/2024*	60,000	61,728

		174,665

Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	40,000	40,458

Distribution/Wholesale — 0.0%
Anixter, Inc. Company Guar. Notes 5.50% due 03/01/2023	45,000	48,038

Diversified Banking Institutions — 1.8%
Bank of America Corp. Senior Notes 2.50% due 10/21/2022	150,000	150,077
Bank of America Corp. Senior Notes 3.00% due 12/20/2023	350,000	354,856
Bank of America Corp. Senior Notes 3.42% due 12/20/2028	314,000	323,522
Bank of America Corp. Senior Notes 3.55% due 03/05/2024	5,000	5,165

191

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Bank of America Corp. Senior Notes 3.86% due 07/23/2024	$260,000	$272,592
Bank of America Corp. Senior Notes 3.97% due 02/07/2030	50,000	53,576
Citigroup, Inc. Senior Notes 2.65% due 10/26/2020	250,000	250,650
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	495,000	499,073
Citigroup, Inc. Senior Notes 3.14% due 01/24/2023	140,000	141,838
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	45,000	45,989
Citigroup, Inc. Senior Notes 3.89% due 01/10/2028	95,000	100,418
Citigroup, Inc. Senior Notes 4.04% due 06/01/2024	360,000	378,272
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	200,000	199,267
Goldman Sachs Group, Inc. Senior Notes 2.60% due 12/27/2020	250,000	250,083
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	330,000	332,495
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	195,000	204,057
Goldman Sachs Group, Inc. Senior Notes 3.85% due 01/26/2027	270,000	283,280
Morgan Stanley Senior Notes 2.80% due 06/16/2020	215,000	215,623
Morgan Stanley Senior Notes 3.59% due 07/22/2028	160,000	166,183
Morgan Stanley Senior Notes 3.74% due 04/24/2024	5,000	5,195
Morgan Stanley Senior Notes 3.77% due 01/24/2029	35,000	36,690
Morgan Stanley Senior Notes 3.97% due 07/22/2038	90,000	95,545
Morgan Stanley Senior Notes 4.38% due 01/22/2047	40,000	45,112
Morgan Stanley Senior Notes 4.43% due 01/23/2030	50,000	55,303

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 5.50% due 07/24/2020	$250,000	$257,133
Morgan Stanley Senior Notes 5.63% due 09/23/2019	200,000	200,869

		4,922,863

Diversified Manufacturing Operations — 0.3%
General Electric Capital Corp. Senior Notes 2.20% due 01/09/2020	170,000	169,869
General Electric Capital Corp. Senior Notes 4.38% due 09/16/2020	250,000	254,758
General Electric Co. Senior Notes 4.13% due 10/09/2042	125,000	121,296
Textron, Inc. Senior Notes 3.88% due 03/01/2025	40,000	41,813
Textron, Inc. Senior Notes 3.90% due 09/17/2029	80,000	83,740

		671,476

E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 3.15% due 08/22/2027	55,000	57,645

Electric-Distribution — 0.2%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	90,000	93,910
Commonwealth Edison Co. 1st Mtg. Notes 3.70% due 03/01/2045	45,000	46,808
Entergy Louisiana LLC Collateral Trust Bonds 2.40% due 10/01/2026	45,000	44,083
Entergy Louisiana LLC Collateral Trust Bonds 4.00% due 03/15/2033	30,000	33,311
Entergy Louisiana LLC Collateral Trust Bonds 4.20% due 09/01/2048	70,000	78,329
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 4.30% due 03/15/2049	10,000	11,477
Sempra Energy Senior Notes 3.40% due 02/01/2028	90,000	91,226

		399,144

Electric-Generation — 0.0%
Emera US Finance LP Company Guar. Notes 3.55% due 06/15/2026	70,000	72,054
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	40,000	44,892

		116,946

192

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated — 0.8%
American Electric Power Co., Inc. Senior Notes 2.15% due 11/13/2020	$250,000	$249,077
Berkshire Hathaway Energy Co. Senior Notes 4.45% due 01/15/2049	35,000	40,210
Cleveland Electric Illuminating Co. Senior Notes 3.50% due 04/01/2028*	65,000	66,717
Cleveland Electric Illuminating Co. Senior Notes 4.55% due 11/15/2030*	55,000	60,914
Dominion Resources, Inc. Senior Notes 5.20% due 08/15/2019	175,000	175,181
Entergy Arkansas, Inc. 1st Mtg. Notes 3.75% due 02/15/2021	65,000	66,159
Exelon Corp. Junior Sub. Notes 3.50% due 06/01/2022	47,000	48,119
Jersey Central Power & Light Co. Senior Notes 4.30% due 01/15/2026*	35,000	37,853
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.15% due 04/01/2024	60,000	61,608
PacifiCorp 1st Mtg. Notes 4.13% due 01/15/2049	60,000	67,387
Potomac Electric Power Co. 1st Mtg. Bonds 3.60% due 03/15/2024	90,000	94,406
Sierra Pacific Power Co. General Refunding Mtg. 2.60% due 05/01/2026	95,000	94,748
Southern California Edison Co. 1st Mtg. Bonds Class C 3.60% due 02/01/2045	36,000	34,767
Southern California Edison Co. 1st Mtg. Notes Class C 4.13% due 03/01/2048	58,000	60,319
Southern Co. Senior Notes 2.75% due 06/15/2020	250,000	250,503
Southwestern Electric Power Co. Senior Notes Class J 3.90% due 04/01/2045	60,000	60,742
Southwestern Public Service Co. 1st Mtg. Notes 3.70% due 08/15/2047	35,000	36,061
Tampa Electric Co. Senior Notes 4.45% due 06/15/2049	50,000	57,470
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	125,000	132,037

Security Description	Principal Amount	Value (Note 2)
Electric-Integrated (continued)
Xcel Energy, Inc. Senior Notes 2.40% due 03/15/2021	$250,000	$249,542
Xcel Energy, Inc. Senior Notes 4.70% due 05/15/2020	95,000	95,582

		2,039,402

Enterprise Software/Service — 0.1%
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	125,000	127,188
Oracle Corp. Senior Notes 2.65% due 07/15/2026	165,000	165,645
Oracle Corp. Senior Notes 4.00% due 11/15/2047	45,000	48,272

		341,105

Finance-Auto Loans — 0.0%
Ally Financial, Inc. Senior Notes 4.13% due 02/13/2022	50,000	51,485
Ally Financial, Inc. Senior Notes 4.63% due 05/19/2022	10,000	10,360

		61,845

Finance-Credit Card — 0.2%
American Express Co. Senior Notes 3.40% due 02/27/2023	180,000	185,867
Capital One Financial Corp. Senior Notes 2.50% due 05/12/2020	250,000	249,925

		435,792

Food-Catering — 0.0%
Aramark Services, Inc. Company Guar. Bonds 5.00% due 02/01/2028*	55,000	57,337

Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 5.20% due 07/15/2045	47,000	49,630
McCormick & Co., Inc. Senior Notes 3.15% due 08/15/2024	35,000	35,813
Post Holdings, Inc. Company Guar. Notes 5.50% due 03/01/2025*	35,000	36,400
TreeHouse Foods, Inc. Company Guar. Notes 6.00% due 02/15/2024*	60,000	62,100

		183,943

Food-Retail — 0.0%
Kroger Co. Senior Notes 3.88% due 10/15/2046	95,000	85,338

193

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Gas-Distribution — 0.0%
Brooklyn Union Gas Co. Senior Notes 4.27% due 03/15/2048*	$65,000	$71,740

Home Furnishings — 0.0%
Tempur Sealy International, Inc. Company Guar. Notes 5.50% due 06/15/2026	60,000	62,926

Hotels/Motels — 0.0%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. Company Guar. Notes 4.63% due 04/01/2025	22,000	22,550
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. Company Guar. Notes 4.88% due 04/01/2027	23,000	23,834

		46,384

Insurance-Life/Health — 0.5%
Athene Global Funding Sec. Notes 2.75% due 04/20/2020*	250,000	250,489
Jackson National Life Global Funding Senior Sec. Notes 2.60% due 12/09/2020*	250,000	250,827
Principal Life Global Funding II Senior Sec. Notes 2.63% due 11/19/2020*	250,000	250,709
Protective Life Global Funding Sec. Notes 2.70% due 11/25/2020*	250,000	251,183
Prudential Financial, Inc. Senior Notes 3.91% due 12/07/2047	30,000	31,697
Prudential Financial, Inc. Senior Notes 4.50% due 11/16/2021	250,000	262,323

		1,297,228

Insurance-Multi-line — 0.1%
MetLife, Inc. Senior Notes 4.13% due 08/13/2042	45,000	48,839
Metropolitan Life Global Funding I Sec. Notes 1.95% due 09/15/2021*	250,000	248,093

		296,932

Insurance-Mutual — 0.1%
New York Life Global Funding Sec. Notes 1.70% due 09/14/2021*	250,000	246,994

Insurance-Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.25% due 01/15/2049	30,000	33,987

Internet Connectivity Services — 0.1%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	65,000	67,762

Security Description	Principal Amount	Value (Note 2)
Internet Connectivity Services (continued)
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.00% due 04/01/2023	$65,000	$66,788

		134,550

Internet Content-Entertainment — 0.0%
Netflix, Inc. Senior Notes 4.88% due 04/15/2028	50,000	51,656

Machinery-Pumps — 0.0%
SPX FLOW, Inc. Company Guar. Notes 5.63% due 08/15/2024*	65,000	67,681

Medical Information Systems — 0.1%
IQVIA, Inc. Company Guar. Notes 5.00% due 10/15/2026*	200,000	209,000

Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2029	100,000	108,603
Boston Scientific Corp. Senior Notes 4.70% due 03/01/2049	35,000	40,793

		149,396

Medical Labs & Testing Services — 0.1%
Roche Holdings, Inc. Company Guar. Notes 2.25% due 09/30/2019*	250,000	249,965

Medical Products — 0.1%
Abbott Laboratories Senior Notes 3.40% due 11/30/2023	145,000	150,889
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	9,000	9,424
Hill-Rom Holdings, Inc. Company Guar. Notes 5.75% due 09/01/2023*	65,000	67,031

		227,344

Medical-Biomedical/Gene — 0.0%
Celgene Corp. Senior Notes 4.55% due 02/20/2048	35,000	40,127
Gilead Sciences, Inc. Senior Notes 4.15% due 03/01/2047	50,000	52,551

		92,678

Medical-Drugs — 0.1%
Bristol-Myers Squibb Co. Senior Notes 2.90% due 07/26/2024*	124,000	126,802
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029*	80,000	83,617
Bristol-Myers Squibb Co. Senior Notes 4.25% due 10/26/2049*	45,000	49,556

194

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Drugs (continued)
Eli Lilly & Co. Senior Notes 3.88% due 03/15/2039	$35,000	$38,325
Eli Lilly & Co. Senior Notes 3.95% due 03/15/2049	65,000	70,809
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	16,000	16,983

		386,092

Medical-HMO — 0.1%
Aetna, Inc. Senior Notes 3.88% due 08/15/2047	120,000	110,558
Anthem, Inc. Senior Notes 3.65% due 12/01/2027	75,000	77,676
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	50,000	50,351

		238,585

Medical-Hospitals — 0.1%
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	115,000	127,328
Tenet Healthcare Corp. Senior Sec. Notes 4.50% due 04/01/2021	205,000	209,100

		336,428

Multimedia — 0.0%
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	35,000	34,840

Office Automation & Equipment — 0.0%
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.50% due 12/01/2024	50,000	53,955

Office Supplies & Forms — 0.0%
ACCO Brands Corp. Company Guar. Notes 5.25% due 12/15/2024*	100,000	102,500

Oil Companies-Exploration & Production — 0.1%
Newfield Exploration Co. Company Guar. Notes 5.75% due 01/30/2022	70,000	74,690
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	34,000	37,079
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 01/15/2023	60,000	59,025
Occidental Petroleum Corp. Senior Notes 3.00% due 02/15/2027	55,000	54,800
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	95,000	95,119

		320,713

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Integrated — 0.1%
BP Capital Markets America, Inc. Company Guar. Notes 3.02% due 01/16/2027	$20,000	$20,407
BP Capital Markets America, Inc. Company Guar. Notes 3.41% due 02/11/2026	240,000	251,154

		271,561

Oil Refining & Marketing — 0.1%
Marathon Petroleum Corp. Senior Notes 4.75% due 09/15/2044	22,000	23,101
Phillips 66 Company Guar. Notes 3.90% due 03/15/2028	105,000	111,339
Phillips 66 Company Guar. Notes 4.88% due 11/15/2044	13,000	14,654

		149,094

Oil-Field Services — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. Senior Notes 3.34% due 12/15/2027	70,000	70,871
Schlumberger Holdings Corp. Senior Notes 3.90% due 05/17/2028*	186,000	194,402
Schlumberger Holdings Corp. Senior Notes 4.00% due 12/21/2025*	9,000	9,556

		274,829

Pharmacy Services — 0.2%
CVS Health Corp. Senior Notes 4.10% due 03/25/2025	45,000	47,354
CVS Health Corp. Senior Notes 4.30% due 03/25/2028	240,000	255,024
CVS Pass-Through Trust Pass-Through Certs. 7.51% due 01/10/2032*	58,953	72,719
Halfmoon Parent, Inc. Company Guar. Notes 3.40% due 09/17/2021*	89,000	90,572

		465,669

Physical Therapy/Rehabilitation Centers — 0.0%
HealthSouth Corp. Company Guar. Notes 5.75% due 09/15/2025	40,000	41,600

Pipelines — 0.3%
Buckeye Partners LP Senior Notes 4.13% due 12/01/2027	135,000	120,110
Columbia Pipeline Group, Inc. Company Guar. Notes 4.50% due 06/01/2025	130,000	139,555
Energy Transfer Partners LP Company Guar. Notes 4.20% due 04/15/2027	130,000	135,461
Energy Transfer Partners LP Company Guar. Notes 5.15% due 02/01/2043	55,000	56,005

195

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
MPLX LP Senior Notes 4.13% due 03/01/2027	$65,000	$67,710
MPLX LP Senior Notes 4.50% due 04/15/2038	50,000	50,623
MPLX LP Senior Notes 5.20% due 03/01/2047	20,000	21,442
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.30% due 04/01/2044	35,000	36,096
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.35% due 05/15/2045	50,000	52,343

		679,345

Radio — 0.0%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 04/15/2025*	60,000	62,325

Real Estate Investment Trusts — 0.2%
American Tower Corp. Senior Notes 3.13% due 01/15/2027	120,000	119,837
American Tower Corp. Senior Notes 3.60% due 01/15/2028	35,000	36,033
American Tower Corp. Senior Notes 3.80% due 08/15/2029	110,000	113,825
Communications Sales & Leasing, Inc./CSL Capital LLC Senior Sec. Notes 6.00% due 04/15/2023*	90,000	85,837
Equinix, Inc. Senior Notes 5.88% due 01/15/2026	40,000	42,488
GEO Group, Inc. Company Guar. Notes 5.88% due 10/15/2024	70,000	58,450
Goodman US Finance Three LLC Company Guar. Notes 3.70% due 03/15/2028*	110,000	111,487
Liberty Property LP Senior Notes 3.38% due 06/15/2023	45,000	46,121

		614,078

Rental Auto/Equipment — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.25% due 03/15/2025*	70,000	70,700
Hertz Corp. Sec. Notes 7.63% due 06/01/2022*	90,000	93,296
United Rentals North America, Inc. Company Guar. Notes 4.63% due 10/15/2025	110,000	111,650
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	75,000	76,492

		352,138

Security Description	Principal Amount	Value (Note 2)
Retail-Building Products — 0.0%
Lowe’s Cos., Inc. Senior Notes 3.70% due 04/15/2046	$35,000	$33,300
Lowe’s Cos., Inc. Senior Notes 4.05% due 05/03/2047	38,000	38,102

		71,402

Retail-Discount — 0.0%
Walmart, Inc. Senior Notes 3.70% due 06/26/2028	65,000	71,006

Retail-Restaurants — 0.0%
Darden Restaurants, Inc. Senior Notes 4.55% due 02/15/2048	10,000	10,112

Telecommunication Equipment — 0.0%
CommScope Technologies LLC Company Guar. Notes 6.00% due 06/15/2025*	90,000	81,900

Telephone-Integrated — 0.3%
AT&T, Inc. Senior Notes 2.95% due 07/15/2026	80,000	80,254
AT&T, Inc. Senior Notes 4.30% due 12/15/2042	285,000	285,720
Level 3 Financing, Inc. Company Guar. Notes 5.13% due 05/01/2023	80,000	80,402
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	75,000	93,094
Verizon Communications, Inc. Senior Notes 3.85% due 11/01/2042	95,000	97,353
Verizon Communications, Inc. Senior Notes 4.02% due 12/03/2029*	260,000	282,027

		918,850

Television — 0.0%
Sinclair Television Group, Inc. Company Guar. Notes 5.63% due 08/01/2024*	60,000	61,707

Theaters — 0.0%
Cinemark USA, Inc. Company Guar. Notes 4.88% due 06/01/2023	60,000	60,757

Tobacco — 0.3%
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	40,000	35,770
Altria Group, Inc. Company Guar. Notes 4.25% due 08/09/2042	60,000	58,397
Altria Group, Inc. Company Guar. Notes 4.80% due 02/14/2029	40,000	43,163
BAT Capital Corp. Company Guar. Notes 3.56% due 08/15/2027	90,000	89,690

196

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Tobacco (continued)
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037	$80,000	$77,102
Philip Morris International, Inc. Senior Notes 2.13% due 05/10/2023	115,000	113,576
Philip Morris International, Inc. Senior Notes 3.88% due 08/21/2042	40,000	40,369
Philip Morris International, Inc. Senior Notes 4.13% due 03/04/2043	5,000	5,187
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	250,000	251,301

		714,555

Toys — 0.0%
Mattel, Inc. Company Guar. Notes 6.75% due 12/31/2025*	50,000	52,564

Transport-Equipment & Leasing — 0.1%
Aviation Capital Group LLC Senior Notes 7.13% due 10/15/2020*	143,000	150,455

Transport-Rail — 0.2%
Burlington Northern Santa Fe LLC Senior Notes 3.60% due 09/01/2020	110,000	110,989
CSX Corp. Senior Notes 3.25% due 06/01/2027	110,000	113,513
CSX Corp. Senior Notes 3.80% due 11/01/2046	50,000	50,779
CSX Corp. Senior Notes 4.25% due 03/15/2029	50,000	55,674
Norfolk Southern Corp. Senior Notes 4.15% due 02/28/2048	55,000	59,604
Union Pacific Corp. Senior Notes 3.55% due 08/15/2039	30,000	30,240

		420,799

Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	100,000	102,259

Total U.S. Corporate Bonds & Notes (cost $27,006,267)		28,025,559

FOREIGN CORPORATE BONDS & NOTES — 4.6%
Aerospace/Defense-Equipment — 0.1%
United Technologies Corp. Senior Notes 4.13% due 11/16/2028	210,000	232,069

Auto/Truck Parts & Equipment-Original — 0.0%
Dana Financing Luxembourg SARL Company Guar. Notes 6.50% due 06/01/2026*	60,000	62,550

Security Description	Principal Amount	Value (Note 2)
Auto/Truck Parts & Equipment-Original (continued)
Delphi Jersey Holdings PLC Company Guar. Notes 5.00% due 10/01/2025*	$50,000	$43,875

		106,425

Banks-Commercial — 1.3%
ABN AMRO Bank NV Senior Notes 1.80% due 09/20/2019*	250,000	249,768
ANZ New Zealand International, Ltd. Company Guar. Notes 2.20% due 07/17/2020*	250,000	249,388
Bank of Montreal Senior Notes 3.30% due 02/05/2024	190,000	196,198
Bank of Montreal Sub. Notes 3.80% due 12/15/2032	125,000	127,305
Barclays Bank PLC Senior Notes 5.13% due 01/08/2020	250,000	252,664
BPCE SA FRS Senior Notes 3.68% (3 ML+1.24%) due 09/12/2023*	250,000	252,561
Canadian Imperial Bank of Commerce FRS Senior Notes 2.99% (3 ML + 0.52%) due 09/06/2019	250,000	250,199
Canadian Imperial Bank of Commerce Senior Notes 3.10% due 04/02/2024	190,000	193,541
Commonwealth Bank of Australia Senior Notes 2.40% due 11/02/2020	250,000	250,526
Commonwealth Bank of Australia Senior Notes 3.35% due 06/04/2024*	165,000	171,827
Cooperatieve Rabobank UA Senior Notes 2.50% due 01/19/2021	250,000	250,411
Macquarie Bank, Ltd. Senior Notes 2.85% due 07/29/2020	250,000	251,255
National Australia Bank, Ltd. Senior Notes 4.38% due 12/10/2020	250,000	256,991
National Bank of Canada Senior Notes 2.20% due 11/02/2020	250,000	249,532
Toronto-Dominion Bank Senior Notes 3.00% due 06/11/2020	250,000	251,584
Westpac Banking Corp. Sub. Notes 4.11% due 07/24/2034	40,000	40,872
Westpac Banking Corp. Sub. Notes 4.32% due 11/23/2031	65,000	67,419

		3,562,041

197

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Cooperative — 0.1%
Federation des Caisses Desjardins du Quebec Senior Notes 2.25% due 10/30/2020*	$250,000	$249,864

Banks-Fiduciary — 0.1%
Mitsubishi UFJ Trust & Banking Corp. Senior Notes 2.65% due 10/19/2020*	250,000	250,675

Brewery — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.65% due 02/01/2026	115,000	121,289
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.15% due 01/23/2025	85,000	91,490

		212,779

Building Societies — 0.1%
Nationwide Building Society Senior Notes 3.77% due 03/08/2024*	200,000	203,798

Cable/Satellite TV — 0.1%
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	160,000	170,400

Cellular Telecom — 0.1%
Vodafone Group PLC Senior Notes 4.38% due 05/30/2028	195,000	211,799

Chemicals-Diversified — 0.1%
INEOS Group Holdings SA Sec. Notes 5.63% due 08/01/2024*	200,000	199,500

Containers-Metal/Glass — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Senior Sec. Notes 4.25% due 09/15/2022*	200,000	203,100

Diversified Banking Institutions — 0.9%
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 2.75% due 03/26/2020	250,000	250,415
HSBC Holdings PLC Senior Notes 3.80% due 03/11/2025	250,000	258,791
HSBC Holdings PLC Senior Notes 3.95% due 05/18/2024	240,000	250,178
Macquarie Group, Ltd. Senior Notes 3.19% due 11/28/2023*	330,000	335,112
Royal Bank of Scotland Group PLC Senior Notes 3.50% due 05/15/2023	285,000	286,264
Royal Bank of Scotland Group PLC Senior Notes 4.27% due 03/22/2025	255,000	261,146

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.70% due 07/16/2024	$200,000	$199,794
UBS AG Senior Notes 2.38% due 08/14/2019	250,000	250,002
UBS AG Senior Notes 4.88% due 08/04/2020	250,000	256,380
UBS Group Funding Switzerland AG Company Guar. Notes 2.86% due 08/15/2023*	285,000	286,440

		2,634,522

Diversified Financial Services — 0.1%
GE Capital International Funding Co. ULC Company Guar. Notes 3.37% due 11/15/2025	200,000	203,788

Diversified Manufacturing Operations — 0.1%
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.00% due 09/15/2023*	250,000	246,606

Electric-Distribution — 0.1%
State Grid Overseas Investment, Ltd. Company Guar. Notes 2.25% due 05/04/2020*	250,000	249,372

Electric-Integrated — 0.1%
Enel Finance International NV Company Guar. Notes 3.50% due 04/06/2028*	200,000	200,477

Electronic Components-Misc. — 0.0%
Sensata Technologies BV Company Guar. Notes 5.63% due 11/01/2024*	70,000	75,425

Finance-Leasing Companies — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.50% due 01/15/2025	190,000	192,295

Investment Management/Advisor Services — 0.2%
CDP Financial, Inc. Company Guar. Notes 3.15% due 07/24/2024*	250,000	262,765
CDP Financial, Inc. Company Guar. Notes 4.40% due 11/25/2019*	250,000	251,615

		514,380

Medical-Drugs — 0.1%
Bausch Health Cos., Inc. Company Guar. Notes 5.88% due 05/15/2023*	34,000	34,245
GlaxoSmithKline Capital PLC Company Guar. Notes 3.00% due 06/01/2024	70,000	71,976
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	105,000	106,101

198

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
Medical-Drugs (continued)
FOREIGN CORPORATE BONDS & NOTES (continued)
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	$100,000	$101,632

		313,954

Medical-Generic Drugs — 0.0%
Allergan Funding SCS Company Guar. Notes 3.45% due 03/15/2022	75,000	76,402

Medical-Hospitals — 0.1%
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	230,000	248,736

Oil Companies-Exploration & Production — 0.0%
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	35,000	33,425

Oil Companies-Integrated — 0.4%
BP Capital Markets PLC Company Guar. Notes 2.52% due 01/16/2020	250,000	250,013
BP Capital Markets PLC Company Guar. Notes 3.28% due 09/19/2027	85,000	87,995
Cenovus Energy, Inc. Senior Notes 5.25% due 06/15/2037	17,000	17,945
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	58,000	47,270
Petroleos Mexicanos FRS Company Guar. Notes 6.10% (3 ML+3.65%) due 03/11/2022	169,000	170,690
Shell International Finance BV Company Guar. Notes 3.75% due 09/12/2046	63,000	67,214
Total Capital International SA Company Guar. Notes 2.83% due 01/10/2030	115,000	115,562
Total Capital International SA Company Guar. Notes 3.46% due 07/12/2049	40,000	39,939
Total Capital SA Company Guar. Notes 4.45% due 06/24/2020	250,000	254,706

		1,051,334

Pipelines — 0.1%
TransCanada PipeLines, Ltd. Senior Notes 4.25% due 05/15/2028	225,000	243,189

Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	95,000	95,060
Imperial Brands Finance PLC Company Guar. Notes 3.13% due 07/26/2024*	200,000	199,565

Security Description	Principal Amount	Value (Note 2)
Tobacco (continued)
Imperial Brands Finance PLC Company Guar. Notes 3.50% due 07/26/2026*	$200,000	$198,954

		493,579

Total Foreign Corporate Bonds & Notes (cost $12,144,923)		12,379,934

U.S. GOVERNMENT AGENCIES — 9.5%
Federal Home Loan Mtg. Corp. — 4.1%
2.50% due 06/01/2028	176,809	178,258
3.00% due 09/01/2030	110,002	112,519
3.00% due 08/01/2049	400,000	403,544
3.50% due 05/01/2042	85,068	88,690
3.50% due 08/01/2042	30,076	31,363
3.50% due 08/01/2044	466,326	486,245
3.50% due 07/01/2045	122,197	127,783
3.50% due 01/01/2046	276,966	286,825
3.50% due 08/01/2046	148,149	154,455
3.50% due 11/01/2047	668,748	689,894
3.50% due 01/01/2048	318,176	328,099
3.50% due 02/01/2048	857,114	884,015
4.00% due 06/01/2045	161,290	171,504
4.00% due 05/01/2048	570,369	593,935
4.00% due 08/01/2048	3,482,853	3,606,219
4.00% due 04/01/2049	1,657,925	1,716,650
4.50% due 10/01/2019	346	355
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2015-K51, Class C 3.95% due 10/25/2048*(3)(4)	115,000	116,449
Series 2012-K18, Class B 4.26% due 01/25/2045*(3)(4)	220,000	228,583
Series 2011-K12, Class B 4.34% due 01/25/2046*(3)(4)	130,000	132,839
Series 2011-K16, Class B 4.61% due 11/25/2046*(3)(4)	255,000	266,033
Series 2011-K10, Class B 4.62% due 11/25/2049*(3)(4)	285,000	291,193
Federal Home Loan Mtg. Corp. REMIC
Series 4056, Class BI 3.00% due 05/15/2027(2)(5)	30,176	2,247
Series 4097, Class HI 3.00% due 08/15/2027(2)(5)	189,157	16,439
Series 4207, Class JI 3.00% due 05/15/2028(2)(5)	240,962	21,466
Series 4323, Class IW 3.50% due 04/15/2028(2)(5)	100,350	7,819

		10,943,421

Federal National Mtg. Assoc. — 5.2%
2.50% due 05/01/2030	194,674	196,580
2.50% due 09/01/2031	495,650	498,988
2.50% due 11/01/2031	173,305	174,472
3.00% due 02/01/2033	337,673	344,669
3.06% due 09/01/2029	147,000	153,697
3.10% due 01/01/2026	230,000	240,660
3.50% due 01/01/2030	319,725	331,355
3.50% due 08/01/2032	367,879	381,249
3.50% due 06/01/2042	147,642	153,850
3.50% due 08/01/2042	59,544	62,017
3.50% due 09/01/2042	27,660	28,826
3.50% due 12/01/2042	248,360	258,515

199

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
3.50% due 07/01/2043	$78,007	$81,293
3.50% due 08/01/2044	406,767	423,306
3.50% due 01/01/2045	333,390	347,434
3.50% due 08/01/2045	384,585	399,375
3.50% due 11/01/2045	216,742	224,314
3.50% due 01/01/2046	416,594	434,551
3.50% due 05/01/2046	403,565	415,939
3.50% due 09/01/2046	359,792	374,388
3.50% due 01/01/2047	761,586	790,547
3.50% due 07/01/2047	369,316	384,732
3.50% due 01/01/2048	407,277	419,696
3.50% due 05/01/2048	303,083	311,761
3.50% due 08/01/2049	250,000	256,183
3.50% due 10/01/2056	156,046	162,715
3.56% due 02/01/2029	240,000	259,458
3.65% due 01/01/2029	230,000	250,031
3.77% due 10/01/2028	110,000	120,439
4.00% due 12/01/2041	185,318	196,930
4.00% due 03/01/2042	727,403	775,362
4.00% due 12/01/2042	101,698	107,778
4.00% due 02/01/2043	39,249	41,586
4.00% due 03/01/2044	58,618	62,099
4.00% due 06/01/2044	669,631	712,055
4.00% due 04/01/2046	12,157	12,838
4.00% due 11/01/2048	217,629	225,209
4.00% due 07/01/2049	477,309	494,743
4.04% due 12/01/2030	220,000	248,100
4.08% due 01/01/2034	140,000	161,487
4.50% due 04/01/2041	696,107	751,159
4.50% due 09/01/2041	123,103	132,876
4.50% due 10/01/2042	111,584	120,939
4.50% due 06/01/2044	429,632	463,577
5.00% due 08/01/2035	52,385	57,504
5.00% due 09/01/2041	101,798	111,149
5.00% due 07/01/2047	148,520	161,697
Series 421, Class C3 4.00% due 07/25/2030(2)(5)	154,263	18,038
Federal National Mtg. Assoc. REMIC Series 2012-145, Class EI 3.00% due 01/25/2028(2)(5)	82,957	6,032
Series 2013-10, Class YI 3.00% due 02/25/2028(2)(5)	76,230	5,677
Series 2014-13, Class KI 3.50% due 03/25/2029(2)(5)	148,381	14,703
Series 2017-46, Class LB 3.50% due 12/25/2052(2)	327,033	337,544
Series 2017-49, Classs JA 4.00% due 07/25/2053(2)	310,769	324,672
Series 2010-116, Class BI 5.00% due 08/25/2020(2)(5)	997	5
Federal National Mtg. Assoc. REMIC FRS Series 2016-63, Class AS 3.73% (6.00%-1 ML) due 09/25/2046(2)(5)(6)	291,947	54,332

		14,079,131

Government National Mtg. Assoc. — 0.2%
4.50% due 05/15/2039	26,007	28,089
4.50% due 07/20/2040	13,813	14,797
4.50% due 10/20/2040	85,573	91,669
4.50% due 08/20/2045	56,747	59,995
4.50% due 03/20/2049	216,747	225,912

Security Description	Principal Amount	Value (Note 2)
Government National Mtg. Assoc. (continued)
5.50% due 01/15/2034	$52,121	$55,746
7.50% due 01/15/2032	23,300	27,698
Government National Mtg. Assoc. REMIC FRS Series 2015-144, Class SA 3.93% (6.20%-1ML) due 10/20/2045(2)(5)(6)	287,964	58,902

		562,808

Total U.S. Government Agencies (cost $25,227,293)		25,585,360

U.S. GOVERNMENT TREASURIES — 7.4%
United States Treasury Bonds — 1.8%
2.25% due 08/15/2046	953,000	899,878
2.88% due 05/15/2049	496,000	532,057
3.00% due 05/15/2045	470,000	513,585
3.00% due 02/15/2047	590,000	646,511
3.00% due 02/15/2049	115,900	127,205
3.13% due 05/15/2048	410,000	459,696
3.38% due 11/15/2048	265,000	311,675
4.50% due 02/15/2036	1,095,000	1,442,962

		4,933,569

United States Treasury Notes — 5.6%
1.38% due 01/31/2020	250,000	249,004
1.38% due 03/31/2020	250,000	248,750
1.38% due 09/30/2020	250,000	248,115
1.50% due 07/15/2020	250,000	248,643
1.75% due 11/15/2020	250,000	249,170
1.75% due 11/30/2021	2,081,000	2,074,659
1.75% due 06/15/2022	500,000	498,848
1.75% due 06/30/2024	1,000,000	995,430
1.75% due 07/31/2024	370,000	368,352
2.00% due 01/31/2020(7)	3,270,000	3,266,934
2.25% due 04/30/2024	10,000	10,180
2.25% due 03/31/2026	850,000	867,266
2.38% due 02/29/2024	283,400	289,976
2.38% due 05/15/2029	429,000	442,406
2.50% due 01/31/2021	250,000	251,973
2.50% due 01/15/2022	415,000	421,111
2.50% due 01/31/2024	230,000	236,370
2.50% due 02/28/2026	130,000	134,621
2.63% due 05/15/2021	250,000	252,979
2.63% due 01/31/2026	350,000	364,971
2.63% due 02/15/2029	915,000	962,716
2.88% due 11/15/2021	735,000	751,279
2.88% due 05/15/2028	735,000	786,852
2.88% due 08/15/2028	361,000	386,848
3.13% due 11/15/2028	503,800	551,031

		15,158,484

Total U.S. Government Treasuries (cost $19,513,935)		20,092,053

MUNICIPAL BONDS & NOTES — 0.2%
New York City Water & Sewer System Revenue Bonds 5.72% due 06/15/2042	225,000	310,880
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	120,000	145,031

200

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
State of California General Obligation Bonds 7.55% due 04/01/2039	$115,000	$184,429

Total Municipal Bonds & Notes (cost $516,805)		640,340

FOREIGN GOVERNMENT OBLIGATIONS — 0.1%
Sovereign — 0.1%
Government of Bermuda Senior Notes 4.75% due 02/15/2029* (cost $198,590)	200,000	223,500

Total Long-Term Investment Securities (cost $244,339,013)		251,148,101

SHORT-TERM INVESTMENT SECURITIES — 5.6%
Commercial Paper — 2.0%
Bell Canada, Inc. 2.40% due 10/16/19*	250,000	248,652
CenterPoint Energy, Inc. 2.55% due 08/01/19*	250,000	249,983
Consolidated Edison Co. of New York, Inc. 2.47% due 08/16/19*	250,000	249,715
CRH America Finance, Inc. 2.57% due 09/16/19*	250,000	249,178
Dow Chemical Co. 2.52% due 08/08/19	250,000	249,863
Duke Energy Corp. 2.47% due 08/12/19*	250,000	249,793
Enbridge US, Inc. 2.50% due 10/23/19*	250,000	248,519
Industrial & Commercial Bank of China, Ltd. NY zero coupon due 10/31/19*	250,000	248,474
Marriott International, Inc. MD 2.54% due 08/15/19*	250,000	249,741
Mohawk Industries, Inc. 2.53% due 08/02/19*	250,000	249,966
NextEra Energy Capital Holdings, Inc. 2.56% due 08/20/19*	250,000	249,654
NiSource, Inc. 2.48% due 08/22/19*	250,000	249,619
Norinchukin Bank 2.30% due 10/03/19	250,000	250,016
Nutrien, Ltd. 2.52% due 08/06/19*	250,000	249,895
PPG Industries, Inc. 2.58% due 08/05/19	250,000	249,914
Puget Sound Energy, Inc. 2.53% due 08/02/19	250,000	249,966
Reckitt Benckiser Treasury Services PLC 2.43% due 05/14/20*	250,000	245,540
Rogers Communications, Inc. 2.51% due 08/01/19*	250,000	249,983
Royal Bank of Canada 2.69% due 02/14/20	250,000	250,706
TELUS Corp. 2.40% due 10/22/19*	250,000	248,537
Union Electric Co. 2.50% due 08/01/19	250,000	249,983
Westar Energy, Inc. 2.48% due 08/05/19*	250,000	249,914

		5,487,611

Security Description	Shares/ Principal Amount	Value (Note 2)
Registered Investment Companies — 3.0%
JPMorgan Prime Money Market Fund, Class IM 2.42%(8)	8,168,722	$8,171,989

U.S. Government Treasuries — 0.6%
United States Treasury Bills 2.07% due 08/06/2019	$600,000	599,833
2.07% due 08/20/2019(7)	800,000	799,143
2.16% due 08/20/2019(7)	195,000	194,791

		1,593,767

Total Short-Term Investment Securities (cost $15,252,810)		15,253,367

TOTAL INVESTMENTS (cost $259,591,823)(9)	98.6%	266,401,468
Other assets less liabilities	1.4	3,710,514

NET ASSETS	100.0%	$270,111,982

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2019, the aggregate value of these securities was $26,602,617 representing 9.8% of net assets.
(1)	Perpetual maturity — maturity date reflects the next call date.
(2)	Collateralized Mortgage Obligation
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Commercial Mortgage Backed Security
(5)	Interest Only
(6)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at July 31, 2019.
(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(8)	The rate shown is the 7-day yield as of July 31, 2019.
(9)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Certification Van Aandelen (Dutch Cert.)

FDR — Fiduciary Depositary Receipt

REMIC — Real Estate Mortgage Investment Conduit

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR — Swedish Depositary Receipt

TRQX — Turquoise Stock Exchange

ULC — Unlimited Liability Corp.

XEGT — Equiduct Stock Exchange

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at July 31, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

1 ML — 1 month USD LIBOR

3 ML — 3 month USD LIBOR

201

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation

55	Long	Australian 10-Year Bond	September 2019	$5,347,645	$5,462,043	$114,398

138	Long	E-Mini Russell 2000 Index	September 2019	10,655,163	10,879,230	224,067

39	Long	Euro BTP	September 2019	5,975,691	6,036,020	60,329

59	Long	FTSE 100 Index	September 2019	5,359,408	5,373,478	14,070

16	Long	MSCI EAFE Index	September 2019	1,483,496	1,495,868	12,372

97	Long	MSCI Emerging Market	September 2019	4,904,458	4,974,160	69,702

88	Long	S&P 500 E-Mini Index	September 2019	12,753,501	13,122,120	368,619

6	Long	SPI 200 Index	September 2019	675,069	690,673	15,604

2	Long	TOPIX Index	September 2019	284,640	286,260	1,620

20	Long	U.S. Long Bonds	September 2019	3,016,380	3,111,875	95,495

44	Long	U.S. Treasury 5 Year Notes	September 2019	5,172,406	5,190,749	18,343

112	Long	U.S. Treasury 10 Year Notes	September 2019	14,063,004	14,271,250	208,246

13	Long	U.S. Ultra Bonds	September 2019	2,216,530	2,308,313	91,783

28	Short	TOPIX Index	September 2019	4,013,181	4,007,636	5,545

32	Short	U.S. Treasury 2 Year Notes	September 2019	6,861,958	6,861,000	958

						$1,301,151

						Unrealized (Depreciation)

6	Long	Euro Stoxx 50 Index	September 2019	$229,742	$229,511	$(231)

7	Long	Hang Seng Index	August 2019	1,269,649	1,230,063	(39,586)

85	Long	U.S. Treasury 2 Year Notes	September 2019	18,224,531	18,191,818	(32,713)

38	Short	Canada 10 Year Bonds	September 2019	4,084,413	4,097,424	(13,011)

21	Short	Euro-Bund	September 2019	3,985,520	4,069,854	(84,334)

83	Short	SPI 200 Index	September 2019	9,362,200	9,554,319	(192,119)

51	Short	U.S. Treasury 10 Year Ultra Futures	September 2019	6,941,045	7,030,031	(88,986)

						$(450,980)

		Net Unrealized Appreciation (Depreciation)				$850,171

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract. Notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$78,535,053	$44,498,127	**	$—	$123,033,180
Registered Investment Companies	26,879,183	—		—	26,879,183
Preferred Securities/Capital Securities	—	288,966		—	288,966
Asset Backed Securities	—	14,000,026		—	14,000,026
U.S. Corporate Bonds & Notes	—	28,025,559		—	28,025,559
Foreign Corporate Bonds & Notes	—	12,379,934		—	12,379,934
U.S. Government Agencies	—	25,585,360		—	25,585,360
U.S. Government Treasuries	—	20,092,053		—	20,092,053
Municipal Bonds & Notes	—	640,340		—	640,340
Foreign Government Obligations	—	223,500		—	223,500
Short-Term Investment Securities:
Registered Investment Companies	8,171,989	—		—	8,171,989
Other Short-Term Investment Securities	—	7,081,378		—	7,081,378

Total Investments at Value	$113,586,225	$152,815,243		$—	$266,401,468

Other Financial Instruments:+
Futures Contracts	$1,264,674	$36,839	**	$—	$1,301,511

202

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$219,407	$231,936	**	$—	$450,980

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity/index futures and securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

203

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio

PORTFOLIO PROFILE — July 31, 2019 — (unaudited)

Industry Allocation*

Banks-Commercial	19.1%
Internet Content-Information/News	6.3
Electronic Components-Semiconductors	5.6
Semiconductor Components-Integrated Circuits	5.4
E-Commerce/Products	5.3
Oil Companies-Integrated	4.2
Oil Refining & Marketing	3.3
Real Estate Operations & Development	2.6
Insurance-Multi-line	2.3
Food-Retail	2.3
Diversified Financial Services	2.3
Auto-Cars/Light Trucks	2.1
Metal-Iron	1.6
Electronic Components-Misc.	1.5
Retail-Hypermarkets	1.4
Oil Companies-Exploration & Production	1.4
Building Products-Cement	1.3
Retail-Restaurants	1.3
Schools	1.3
Circuit Boards	1.2
Tobacco	1.1
Computer Services	1.1
Steel-Producers	1.1
Insurance-Reinsurance	1.1
Metal-Diversified	0.9
Electric-Integrated	0.8
Transport-Truck	0.8
Food-Misc./Diversified	0.8
Insurance-Life/Health	0.7
Telephone-Integrated	0.7
Diversified Banking Institutions	0.7
Airlines	0.7
Water	0.7
Building & Construction-Misc.	0.7
Diamonds/Precious Stones	0.6
Retail-Apparel/Shoe	0.6
Petrochemicals	0.6
Metal Processors & Fabrication	0.6
Gold Mining	0.6
Banks-Special Purpose	0.6
Semiconductor Equipment	0.5
Food-Confectionery	0.5
Auto/Truck Parts & Equipment-Replacement	0.5
Diversified Operations	0.5
Electric-Generation	0.5
Female Health Care Products	0.4
Medical-Drugs	0.4
Building-Residential/Commercial	0.4
Machinery-Construction & Mining	0.4
Power Converter/Supply Equipment	0.4
Coal	0.4
Building-Heavy Construction	0.4
Airport Development/Maintenance	0.3
Finance-Leasing Companies	0.3
Telecommunication Equipment	0.3
Transport-Services	0.3
Appliances	0.3
Athletic Footwear	0.3
Closed-End Funds	0.3
Real Estate Investment Trusts	0.3
Banks-Super Regional	0.3

Metal-Copper	0.3%
Engineering/R&D Services	0.3
Chemicals-Diversified	0.3
Auto/Truck Parts & Equipment-Original	0.3
Electric-Transmission	0.2
Banks-Money Center	0.2
Advertising Agencies	0.2
Insurance-Property/Casualty	0.2
Gas-Distribution	0.2
Housewares	0.2
Vitamins & Nutrition Products	0.2
Cosmetics & Toiletries	0.2
Publishing-Books	0.2
Chemicals-Specialty	0.1
Electric-Distribution	0.1
Apparel Manufacturers	0.1
Industrial Audio & Video Products	0.1
Cellular Telecom	0.1
Transport-Rail	0.1
Agricultural Chemicals	0.1
Public Thoroughfares	0.1
Home Furnishings	0.1

99.2%

Country Allocation*

China	18.1%
Cayman Islands	15.6
South Korea	15.3
Taiwan	12.1
Brazil	9.4
Russia	6.9
India	5.3
Mexico	3.3
Turkey	2.0
Poland	1.7
Thailand	1.7
Hungary	1.7
South Africa	1.5
United States	1.3
Indonesia	1.1
Hong Kong	0.7
Netherlands	0.5
Bermuda	0.4
Argentina	0.3
United Kingdom	0.3

99.2%

*	Calculated as a percentage of net assets

204

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.9%
Argentina — 0.3%
Banco Macro SA ADR	11,020	$763,465

Bermuda — 0.4%
Kunlun Energy Co., Ltd.	972,000	847,823

Brazil — 9.4%
Banco do Brasil SA	153,004	1,973,314
Banco do Estado do Rio Grande do Sul SA, Class B (Preference Shares)	103,640	638,457
Banco Santander Brasil SA	130,960	1,470,420
Cia Brasileira de Distribuicao (Preference Shares)	72,180	1,769,345
Cia de Saneamento Basico do Estado de Sao Paulo	105,390	1,474,662
Cia de Transmissao de Energia Eletrica Paulista (Preference Shares)	84,810	537,792
Cia Paranaense de Energia, Class B (Preference Shares)	49,650	639,432
EDP - Energias do Brasil SA	222,130	1,122,771
IRB Brasil Resseguros S/A	93,041	2,316,060
Kroton Educacional SA	245,205	806,995
MRV Engenharia e Participacoes SA	175,046	930,191
Telefonica Brasil SA	21,510	253,632
Telefonica Brasil SA (Preference Shares)	73,076	1,001,448
Vale SA ADR	272,900	3,544,971
YDUQS Part	214,550	1,928,299

		20,407,789

Cayman Islands — 15.6%
Alibaba Group Holding, Ltd. ADR†	66,292	11,475,808
ANTA Sports Products, Ltd.	187,000	1,389,903
Chailease Holding Co., Ltd.	169,950	716,658
China Resources Cement Holdings, Ltd.	1,032,000	951,311
Chlitina Holding, Ltd.	47,000	369,766
Country Garden Holdings Co., Ltd.	1,541,000	2,079,346
Geely Automobile Holdings, Ltd.	452,000	687,124
Hengan International Group Co., Ltd.	127,000	955,726
Nexteer Automotive Group, Ltd.	305,000	315,706
Tencent Holdings, Ltd.	279,500	13,072,322
Want Want China Holdings, Ltd.	1,384,000	1,080,304
Zhen Ding Technology Holding, Ltd.	232,000	848,144

		33,942,118

China — 18.1%
Air China, Ltd.	1,560,000	1,524,815
Anhui Conch Cement Co., Ltd.	217,000	1,256,439
Anhui Expressway Co., Ltd., Class A	214,600	183,741
Bank of Beijing Co., Ltd., Class A	239,600	195,586
China Communications Services Corp., Ltd.	652,000	455,979
China Construction Bank Corp.	6,701,000	5,158,947
China Life Insurance Co., Ltd.	639,000	1,633,775
China Merchants Bank Co., Ltd.	682,000	3,397,086
China Petroleum & Chemical Corp.	3,782,000	2,436,275
China Railway Construction Corp., Ltd.	142,000	163,627
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd.† Class A	61,500	260,854
China State Construction Engineering Corp., Ltd., Class A	233,700	199,227
China Vanke Co., Ltd.	556,900	2,102,053

Security Description	Shares	Value (Note 2)
China (continued)
Chinese Universe Publishing and Media Group Co., Ltd., Class A	183,897	$343,492
Daqin Railway Co., Ltd., Class A	172,200	197,344
Dongfeng Motor Group Co., Ltd.	440,000	393,822
GD Power Development Co., Ltd. Class A	571,400	211,282
Grandblue Environment Co., Ltd., Class A	103,400	255,581
Great Wall Motor Co., Ltd.	408,000	275,322
Greendland Holdings Corp., Ltd., Class A	225,000	226,296
Huadian Power International Corp., Ltd.	500,000	209,906
Hubei Jumpcan Pharmaceutical Co., Ltd.	40,000	174,598
Industrial & Commercial Bank of China, Ltd.	6,122,000	4,120,804
Jiangxi Copper Co., Ltd.	510,000	634,055
North Huajin Chemical Industries Co., Ltd., Class A	203,900	186,473
Ping An Bank Co., Ltd., Class A	355,100	720,429
Ping An Insurance Group Co. of China, Ltd.	424,500	5,034,903
Postal Savings Bank of China Co., Ltd.*	868,000	507,166
Qingdao Haier Co., Ltd., Class A†	279,008	679,700
Sany Heavy Industry Co., Ltd., Class A	227,000	463,091
SDIC Power Holdings Co., Ltd. Class A	175,300	216,405
Shanghai Tunnel Engineering Co., Ltd., Class A	195,000	174,209
Shanxi Lanhua Sci-Tech Venture Co., Ltd., Class A	179,700	184,855
Sinopec Shanghai Petrochemical Co., Ltd. Class A	783,900	540,995
Weichai Power Co., Ltd.	656,158	1,012,593
Weifu High-Technology Group Co., Ltd., Class A	69,200	182,196
Xiamen C & D, Inc., Class A	523,884	682,817
Yanzhou Coal Mining Co., Ltd.	692,000	611,625
YiChang HEC ChangJiang Pharmaceutical Co., Ltd.*	101,400	512,650
Yihua Lifestyle Technology Co., Ltd., Class A	315,500	162,215
Zhejiang Juhua Co., Ltd.	205,800	229,602
Zhejiang Runtu Co., Ltd., Class A	186,000	323,380
Zhejiang Semir Garment Co., Ltd. Class A	148,700	235,340
Zijin Mining Group Co., Ltd.	1,734,000	690,112

		39,361,662

Hong Kong — 0.7%
Beijing Enterprises Holdings, Ltd.	79,000	387,017
China Overseas Land & Investment, Ltd.	304,000	1,040,535

		1,427,552

Hungary — 1.7%
MOL Hungarian Oil & Gas PLC	96,859	985,628
OTP Bank PLC	63,533	2,648,409

		3,634,037

India — 5.3%
HDFC Bank, Ltd. ADR	35,774	4,113,295
Infosys, Ltd. ADR	214,470	2,427,801

205

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
India (continued)
Reliance Industries, Ltd. GDR*	102,279	$3,441,688
State Bank of India GDR†	31,761	1,537,232

		11,520,016

Indonesia — 1.1%
Bank Rakyat Indonesia Persero Tbk PT	7,392,600	2,355,842

Mexico — 3.3%
Alfa SAB de CV, Class A	381,171	330,177
Fibra Uno Administracion SA de CV	505,850	651,194
Grupo Aeroportuario del Centro Norte SAB de CV	117,380	721,293
Grupo Financiero Banorte SAB de CV, Class O	478,350	2,393,029
Wal-Mart de Mexico SAB de CV	1,028,036	3,033,615

		7,129,308

Netherlands — 0.5%
X5 Retail Group NV GDR	34,100	1,140,304

Poland — 1.7%
Grupa Lotos SA	18,210	410,463
Polski Koncern Naftowy Orlen SA	70,059	1,758,227
Powszechna Kasa Oszczednosci Bank Polski SA	150,040	1,580,882

		3,749,572

Russia — 6.9%
Alrosa PJSC†	1,098,143	1,406,161
Lukoil PJSC ADR	41,320	3,365,514
Magnit PJSC†	10,710	635,305
Magnitogorsk Iron & Steel Works PJSC†	580,856	390,234
MMC Norilsk Nickel PJSC ADR	84,783	1,933,900
RusHydro PJSC†	41,028,670	366,222
Sberbank of Russia PJSC ADR	268,417	4,004,782
Severstal PJSC GDR	41,572	668,893
Surgutneftegas OJSC (Preference Shares)†	1,169,610	574,813
Tatneft PJSC ADR	23,803	1,670,971

		15,016,795

South Africa — 1.5%
Absa Group, Ltd.	105,670	1,172,106
AngloGold Ashanti, Ltd.	33,260	572,193
Naspers, Ltd., Class N	2,750	669,054
SPAR Group, Ltd.	68,226	874,040

		3,287,393

South Korea — 15.3%
Cheil Worldwide, Inc.	21,940	501,110
Doosan Bobcat, Inc.	14,350	434,854
GS Engineering & Construction Corp.	19,380	553,498
GS Holdings Corp.	13,970	592,305
Hana Financial Group, Inc.	75,247	2,207,173
Hyosung Corp.	10,290	709,808
Hyundai Glovis Co., Ltd.	13,170	1,702,984
Hyundai Marine & Fire Insurance Co., Ltd.	17,836	421,005
Industrial Bank of Korea	109,610	1,216,567
KEPCO Plant Service & Engineering Co., Ltd.	23,580	630,536
Kia Motors Corp.	75,290	2,759,440
KT Corp.	12,813	299,627

Security Description	Shares	Value (Note 2)
South Korea (continued)
KT&G Corp.	30,730	$2,498,390
Kumho Petrochemical Co., Ltd.	5,630	387,523
LG Display Co., Ltd.†	60,180	733,639
LG Uplus Corp.	18,196	199,427
Lotte Chemical Corp.	4,310	845,817
POSCO	6,950	1,320,097
Samsung Electronics Co., Ltd.	288,670	11,013,713
Shinhan Financial Group Co., Ltd.	73,061	2,677,740
Woori Financial Group, Inc.	138,240	1,530,343

		33,235,596

Taiwan — 12.1%
AU Optronics Corp.	1,788,000	474,158
Catcher Technology Co., Ltd.	115,000	847,767
Chipbond Technology Corp.	239,000	479,235
Delta Electronics, Inc.	176,000	848,648
E.Sun Financial Holding Co., Ltd.	985,413	821,977
Elite Material Co., Ltd.	212,000	805,282
FLEXium Interconnect, Inc.	217,963	666,757
Globalwafers Co., Ltd.	112,000	1,191,170
Merry Electronics Co., Ltd.	42,000	201,023
Novatek Microelectronics Corp.	177,000	933,507
Pou Chen Corp.	538,000	664,163
Radiant Opto-Electronics Corp.	203,000	797,901
Shin Zu Shing Co., Ltd.	121,000	482,973
Sino-American Silicon Products, Inc.	441,000	1,202,050
Taiwan Cement Corp.	549,100	786,321
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	247,511	10,551,394
TCI Co, Ltd.	28,000	371,436
Uni-President Enterprises Corp.	639,000	1,661,389
Unimicron Technology Corp.	862,000	1,030,337
Yageo Corp.	43,915	370,640
Yuanta Financial Holding Co., Ltd.	2,180,000	1,224,566

		26,412,694

Thailand — 1.7%
Krung Thai Bank PCL NVDR	711,100	451,526
PTT Exploration & Production PCL	496,000	2,185,271
Star Petroleum Refining PCL†	1,320,500	422,921
Tisco Financial Group PCL	177,800	583,898

		3,643,616

Turkey — 2.0%
Ford Otomotiv Sanayi AS	38,220	418,149
KOC Holding AS	200,720	674,235
Tekfen Holding AS	137,792	582,062
Tupras Turkiye Petrol Rafinerileri AS	43,356	1,087,113
Turkiye Sise ve Cam Fabrikalari AS	433,820	383,257
Yapi Ve Kredi Bankasi AS†	2,431,740	1,186,111

		4,330,927

United States — 1.3%
Yum China Holdings, Inc.	63,890	2,906,994

Total Common Stocks (cost $192,203,664)		215,113,503

206

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
CLOSED-END FUNDS — 0.3%
JPMorgan Indian Investment Trust PLC† (cost $652,818)	72,858	$656,618

TOTAL INVESTMENTS — (cost $192,856,482)(1)	99.2%	215,770,121
Other assets less liabilities	0.8	1,837,344

NET ASSETS	100.0%	$217,607,465

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2019, the aggregate value of these securities was $4,461,504 representing 2.1% of net assets.
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Unadjusted Quoted Prices		Level 3 - Unadjusted Quoted Prices	Total
ASSETS:
Investments at Value:*
Common Stocks:
Russia	$11,644,060	$3,372,735		$—	$15,016,795
Other Countries	69,087,168	131,009,540	**	—	200,096,708
Registered Investment Companies	—	656,618	**	—	656,618

Total Investments at Value	$80,731,228	$135,038,893		$—	$215,770,121

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

207

SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio

PORTFOLIO PROFILE — July 31, 2019 — (unaudited)

Industry Allocation*

Medical-Drugs	7.5%
Banks-Super Regional	5.2
Electric-Integrated	4.9
Oil Companies-Integrated	4.8
Insurance-Multi-line	3.9
Investment Management/Advisor Services	3.4
Diversified Banking Institutions	3.2
Real Estate Investment Trusts	3.0
Finance-Other Services	2.7
Applications Software	2.7
Beverages-Non-alcoholic	2.4
Cable/Satellite TV	2.3
Retail-Restaurants	2.2
Banks-Commercial	2.2
Electronic Components-Semiconductors	2.2
Diversified Manufacturing Operations	2.1
Oil Companies-Exploration & Production	2.0
Insurance-Property/Casualty	2.0
Semiconductor Components-Integrated Circuits	2.0
Finance-Credit Card	1.9
Chemicals-Diversified	1.9
Aerospace/Defense	1.8
Industrial Gases	1.7
Tobacco	1.6
Retail-Building Products	1.6
Telephone-Integrated	1.6
Medical Products	1.6
Cosmetics & Toiletries	1.5
Machinery-Pumps	1.4
Computers	1.4
Insurance-Life/Health	1.4
Food-Misc./Diversified	1.3
Data Processing/Management	1.2
Medical Instruments	1.2
Transport-Rail	1.2
Insurance Brokers	1.1
Tools-Hand Held	1.0
Machinery-Farming	0.9
Toys	0.9
Instruments-Controls	0.9
Gas-Distribution	0.9
Computer Services	0.8
Casino Hotels	0.8
Commercial Services-Finance	0.8
Retail-Discount	0.8
Banks-Fiduciary	0.8
Apparel Manufacturers	0.8
Retail-Jewelry	0.7
Non-Hazardous Waste Disposal	0.7
Oil Refining & Marketing	0.6
Medical-Biomedical/Gene	0.5
Hotels/Motels	0.4
Coatings/Paint	0.4
Retail-Auto Parts	0.3
Agricultural Biotech	0.3

99.4%

*	Calculated as a percentage of net assets

208

SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.4%
Aerospace/Defense — 1.8%
General Dynamics Corp.	107,053	$19,905,435

Agricultural Biotech — 0.3%
Corteva, Inc.	91,607	2,702,406

Apparel Manufacturers — 0.8%
VF Corp.	92,468	8,080,779

Applications Software — 2.7%
Microsoft Corp.	212,285	28,928,077

Banks-Commercial — 2.2%
BB&T Corp.	249,524	12,857,971
Cullen/Frost Bankers, Inc.	62,353	5,919,794
M&T Bank Corp.	28,487	4,678,990

		23,456,755

Banks-Fiduciary — 0.8%
Northern Trust Corp.	84,632	8,293,936

Banks-Super Regional — 5.2%
PNC Financial Services Group, Inc.	177,701	25,393,473
US Bancorp	225,153	12,867,494
Wells Fargo & Co.	371,039	17,961,998

		56,222,965

Beverages-Non-alcoholic — 2.4%
Coca-Cola Co.	270,441	14,233,310
PepsiCo, Inc.	91,689	11,718,771

		25,952,081

Cable/Satellite TV — 2.3%
Comcast Corp., Class A	579,542	25,018,828

Casino Hotels — 0.8%
Las Vegas Sands Corp.	145,181	8,774,740

Chemicals-Diversified — 1.9%
DuPont de Nemours, Inc.	91,607	6,610,361
PPG Industries, Inc.	114,645	13,458,177

		20,068,538

Coatings/Paint — 0.4%
RPM International, Inc.	64,196	4,354,415

Commercial Services-Finance — 0.8%
Automatic Data Processing, Inc.	52,190	8,690,679

Computer Services — 0.8%
Accenture PLC, Class A	46,175	8,892,381

Computers — 1.4%
Apple, Inc.	73,129	15,579,402

Cosmetics & Toiletries — 1.5%
Procter & Gamble Co.	133,105	15,711,714

Data Processing/Management — 1.2%
Fidelity National Information Services, Inc.	98,133	13,076,222

Diversified Banking Institutions — 3.2%
Bank of America Corp.	1,107,669	33,983,285

Diversified Manufacturing Operations — 2.1%
Illinois Tool Works, Inc.	66,522	10,259,688
Parker-Hannifin Corp.	70,110	12,274,859

		22,534,547

Electric-Integrated — 4.9%
CMS Energy Corp.	175,772	10,233,446

Security Description	Shares	Value (Note 2)
Electric-Integrated (continued)
DTE Energy Co.	15,528	$1,973,764
Edison International	45,600	3,399,024
NextEra Energy, Inc.	81,623	16,909,837
Public Service Enterprise Group, Inc.	124,873	7,136,492
Xcel Energy, Inc.	212,469	12,665,277

		52,317,840

Electronic Components-Semiconductors — 2.2%
Texas Instruments, Inc.	186,139	23,269,236

Finance-Credit Card — 1.9%
Capital One Financial Corp.	109,081	10,081,266
Discover Financial Services	111,625	10,017,227

		20,098,493

Finance-Other Services — 2.7%
CME Group, Inc.	150,238	29,209,272

Food-Misc./Diversified — 1.3%
Mondelez International, Inc., Class A	267,467	14,306,810

Gas-Distribution — 0.9%
NiSource, Inc.	313,173	9,298,106

Hotels/Motels — 0.4%
Wyndham Hotels & Resorts, Inc.	79,552	4,498,666

Industrial Gases — 1.7%
Air Products & Chemicals, Inc.	80,290	18,327,798

Instruments-Controls — 0.9%
Honeywell International, Inc.	54,412	9,383,894

Insurance Brokers — 1.1%
Arthur J. Gallagher & Co.	101,313	9,161,735
Marsh & McLennan Cos., Inc.	26,309	2,599,329

		11,761,064

Insurance-Life/Health — 1.4%
Prudential Financial, Inc.	151,372	15,335,497

Insurance-Multi-line — 3.9%
Chubb, Ltd.	73,450	11,226,098
Cincinnati Financial Corp.	31,106	3,338,607
Hartford Financial Services Group, Inc.	276,537	15,936,827
MetLife, Inc.	232,976	11,513,674

		42,015,206

Insurance-Property/Casualty — 2.0%
Progressive Corp.	80,998	6,559,218
Travelers Cos., Inc.	103,398	15,160,215

		21,719,433

Investment Management/Advisor Services — 3.4%
BlackRock, Inc.	49,638	23,214,700
T. Rowe Price Group, Inc.	115,603	13,108,224

		36,322,924

Machinery-Farming — 0.9%
Deere & Co.	59,967	9,933,534

Machinery-Pumps — 1.4%
Dover Corp.	161,121	15,604,569

Medical Instruments — 1.2%
Medtronic PLC	126,143	12,859,017

Medical Products — 1.6%
Abbott Laboratories	56,948	4,960,171
Becton Dickinson and Co.	48,015	12,138,192

		17,098,363

209

SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene — 0.5%
Gilead Sciences, Inc.	83,607	$5,477,931

Medical-Drugs — 7.5%
Bristol-Myers Squibb Co.	343,352	15,248,262
Eli Lilly & Co.	96,549	10,519,014
Johnson & Johnson	99,547	12,963,010
Merck & Co., Inc.	226,958	18,835,245
Pfizer, Inc.	592,930	23,029,401

		80,594,932

Non-Hazardous Waste Disposal — 0.7%
Republic Services, Inc.	81,365	7,213,007

Oil Companies-Exploration & Production — 2.0%
ConocoPhillips	373,523	22,067,739

Oil Companies-Integrated — 4.8%
Chevron Corp.	301,067	37,064,358
Exxon Mobil Corp.	199,300	14,819,948

		51,884,306

Oil Refining & Marketing — 0.6%
Valero Energy Corp.	81,858	6,978,394

Real Estate Investment Trusts — 3.0%
Alexandria Real Estate Equities, Inc.	25,907	3,791,749
AvalonBay Communities, Inc.	53,651	11,201,792
Boston Properties, Inc.	39,540	5,256,843
Simon Property Group, Inc.	43,562	7,065,757
Vornado Realty Trust	80,070	5,150,102

		32,466,243

Retail-Auto Parts — 0.3%
Genuine Parts Co.	34,677	3,367,830

Retail-Building Products — 1.6%
Home Depot, Inc.	81,809	17,481,765

Security Description	Shares	Value (Note 2)
Retail-Discount — 0.8%
Walmart, Inc.	76,564	$8,451,134

Retail-Jewelry — 0.7%
Tiffany & Co.	84,229	7,910,788

Retail-Restaurants — 2.2%
McDonald’s Corp.	92,426	19,476,007
Starbucks Corp.	47,016	4,451,945

		23,927,952

Semiconductor Components-Integrated Circuits — 2.0%
Analog Devices, Inc.	180,628	21,216,565

Telephone-Integrated — 1.6%
Verizon Communications, Inc.	312,418	17,267,343

Tobacco — 1.6%
Altria Group, Inc.	192,657	9,068,365
Philip Morris International, Inc.	101,369	8,475,462

		17,543,827

Tools-Hand Held — 1.0%
Stanley Black & Decker, Inc.	71,139	10,499,405

Toys — 0.9%
Hasbro, Inc.	79,358	9,615,015

Transport-Rail — 1.2%
Norfolk Southern Corp.	65,492	12,516,831

TOTAL INVESTMENTS (cost $791,812,805)(1)	99.4%	1,070,067,914
Other assets less liabilities	0.6	6,901,695

NET ASSETS	100.0%	$1,076,969,609

(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,070,067,914	$—	$—	$1,070,067,914

Total Investments at Value	$1,070,067,914	$—	$—	$1,070,067,914

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

210

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio

PORTFOLIO PROFILE — July 31, 2019

Industry Allocation*

Medical-Drugs	6.2%
Diversified Banking Institutions	3.6
Computers	3.4
Medical-Biomedical/Gene	3.2
Finance-Credit Card	3.0
Banks-Commercial	3.0
E-Commerce/Products	2.9
Insurance-Multi-line	2.8
Applications Software	2.8
Television	2.5
Computer Services	2.5
Building-Residential/Commercial	2.4
Web Portals/ISP	2.3
Food-Misc./Diversified	2.3
Oil Companies-Integrated	2.2
Medical Products	2.1
Insurance-Life/Health	2.1
Gold Mining	2.0
Retail-Restaurants	1.9
Retail-Auto Parts	1.9
Diversified Minerals	1.9
Commercial Services-Finance	1.6
Electric-Integrated	1.3
Semiconductor Equipment	1.3
Auto/Truck Parts & Equipment-Original	1.2
Machinery-Electrical	1.2
Oil Refining & Marketing	1.1
Enterprise Software/Service	1.1
Airlines	1.0
Oil Companies-Exploration & Production	1.0
Medical-Wholesale Drug Distribution	0.9
Repurchase Agreements	0.9
Transport-Services	0.9
Cable/Satellite TV	0.9
Real Estate Investment Trusts	0.8
Retail-Apparel/Shoe	0.8
Aerospace/Defense	0.8
Software Tools	0.8
Independent Power Producers	0.8
Retail-Discount	0.8
Electronic Components-Semiconductors	0.8
Engineering/R&D Services	0.8
Dental Supplies & Equipment	0.8
Gas-Transportation	0.8
Apparel Manufacturers	0.8
Investment Management/Advisor Services	0.7
Internet Content-Entertainment	0.7
Import/Export	0.7
Audio/Video Products	0.7
Brewery	0.7
Networking Products	0.7
Insurance-Reinsurance	0.7
Entertainment Software	0.6
Telephone-Integrated	0.6
Machinery-General Industrial	0.6
Food-Retail	0.5
Cellular Telecom	0.5
Containers-Metal/Glass	0.5
Food-Dairy Products	0.5
Electric-Generation	0.5
Consulting Services	0.5
Human Resources	0.5
Chemicals-Diversified	0.5
Cosmetics & Toiletries	0.4
Machine Tools & Related Products	0.4

Finance-Auto Loans	0.4%
Steel-Producers	0.4
Rental Auto/Equipment	0.4
Computer Data Security	0.4
Lighting Products & Systems	0.4
Electronic Forms	0.4
Electronic Parts Distribution	0.4
Building Products-Cement	0.3
Real Estate Operations & Development	0.3
Medical-Hospitals	0.3
Vitamins & Nutrition Products	0.3
Food-Meat Products	0.3
Auto-Cars/Light Trucks	0.3
Coal	0.3
Diversified Manufacturing Operations	0.3
Multimedia	0.2
Private Equity	0.2
Advertising Agencies	0.2
Finance-Other Services	0.2
Hotels/Motels	0.2
Medical Labs & Testing Services	0.2
Toys	0.2
Food-Confectionery	0.2
Gas-Distribution	0.2
Metal-Diversified	0.1
Publishing-Periodicals	0.1
Building-Heavy Construction	0.1
E-Services/Consulting	0.1
Computer Software	0.1
Paper & Related Products	0.1
Machinery-Pumps	0.1
Retail-Home Furnishings	0.1
Financial Guarantee Insurance	0.1
Energy-Alternate Sources	0.1
Retail-Consumer Electronics	0.1
Finance-Mortgage Loan/Banker	0.1
Metal-Iron	0.1

100.0%

Country Allocation*

United States	60.8%
Japan	7.4
Switzerland	6.1
United Kingdom	4.9
Canada	3.8
Germany	2.8
Ireland	2.5
Australia	2.5
Spain	2.4
Netherlands	1.5
Denmark	1.1
Cayman Islands	0.9
Italy	0.9
Finland	0.8
France	0.8
Puerto Rico	0.4
Bermuda	0.3
Belgium	0.1

100.0%

*	Calculated as a percentage of net assets

211

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.1%
Australia — 2.5%
BHP Group, Ltd.	149,750	$4,136,503
Evolution Mining, Ltd.	1,009,363	3,380,362
Fortescue Metals Group, Ltd.	48,372	271,491
JB Hi-Fi, Ltd.	14,799	303,904
Qantas Airways, Ltd.	122,564	477,695
Regis Resources, Ltd.	178,915	664,432

		9,234,387

Belgium — 0.1%
Telenet Group Holding NV	5,531	271,965

Bermuda — 0.3%
Kerry Properties, Ltd.	331,000	1,248,121

Canada — 3.8%
CI Financial Corp.	118,254	1,833,215
Genworth MI Canada, Inc.	9,201	339,582
Kirkland Lake Gold, Ltd.	75,825	3,135,724
National Bank of Canada	9,532	461,361
Quebecor, Inc., Class B	40,443	916,234
Royal Bank of Canada	55,651	4,394,565
TFI International, Inc.	43,592	1,378,971
Toronto-Dominion Bank	23,985	1,402,063

		13,861,715

Cayman Islands — 0.9%
Fabrinet†	17,518	940,366
Herbalife Nutrition, Ltd.†	30,030	1,231,831
WH Group, Ltd.*	1,104,000	1,076,495

		3,248,692

Denmark — 1.1%
Carlsberg A/S, Class B	18,130	2,472,596
Topdanmark A/S	31,412	1,612,412

		4,085,008

Finland — 0.8%
Neste Oyj	17,378	574,459
Valmet Oyj	113,317	2,202,368

		2,776,827

France — 0.8%
Dassault Aviation SA	230	315,203
Gaztransport Et Technigaz SA	15,179	1,376,704
Peugeot SA	24,120	566,414
Rothschild & Co.	15,344	480,772

		2,739,093

Germany — 2.8%
Allianz SE	17,938	4,181,710
E.ON SE	180,133	1,802,594
METRO AG	128,582	1,989,953
Muenchener Rueckversicherungs-Gesellschaft AG	9,941	2,396,534

		10,370,791

Ireland — 2.5%
Allergan PLC	23,171	3,718,946
Greencore Group PLC	980,900	2,545,886
Horizon Therapeutics PLC†	57,975	1,442,998
Jazz Pharmaceuticals PLC†	11,403	1,589,350

		9,297,180

Security Description	Shares	Value (Note 2)
Italy — 0.9%
Azimut Holding SpA	22,234	$415,647
Snam SpA	545,791	2,678,200

		3,093,847

Japan — 7.4%
Astellas Pharma, Inc.	24,100	342,526
Bandai Namco Holdings, Inc.	12,100	647,377
Digital Garage, Inc.	11,100	377,101
DMG Mori Seiki Co., Ltd.	99,600	1,436,634
GungHo Online Entertainment, Inc.	27,230	721,081
Hitachi, Ltd.	48,000	1,707,310
ITOCHU Corp.	105,300	2,009,176
KDDI Corp.	16,000	417,799
Meitec Corp.	27,900	1,436,708
Mitsubishi Corp.	23,000	618,509
Mitsubishi Heavy Industries, Ltd.	35,200	1,453,444
Morinaga & Co., Ltd.	13,800	640,846
Nexon Co., Ltd.†	103,000	1,634,290
Nippon Telegraph & Telephone Corp.	41,100	1,854,967
NOF Corp.	17,700	632,007
NTT DOCOMO, Inc.	80,200	1,922,778
Oji Holdings Corp.	70,400	363,630
Sankyu, Inc.	34,200	1,831,221
Sekisui House, Ltd.	57,800	971,130
Sony Corp.	43,800	2,487,595
Sumitomo Mitsui Financial Group, Inc.	22,100	773,846
Taiheiyo Cement Corp.	46,300	1,302,127
Tokuyama Corp.	41,900	966,769
Toyota Motor Corp.	7,000	450,299

		26,999,170

Netherlands — 1.5%
ASR Nederland NV	76,357	2,868,373
Intertrust NV*	36,896	706,128
Signify NV*	48,304	1,310,300
Wolters Kluwer NV	6,890	499,208

		5,384,009

Puerto Rico — 0.4%
Popular, Inc.	25,894	1,490,459

Spain — 2.4%
ACS Actividades de Construccion y Servicios SA	10,276	414,760
Enagas SA	28,139	611,409
Endesa SA	129,148	3,191,520
Mediaset Espana Comunicacion SA	360,503	2,107,245
Repsol SA	145,605	2,308,437

		8,633,371

Switzerland — 6.1%
Adecco Group AG	32,132	1,753,975
Emmi AG	2,245	1,873,773
Nestle SA	53,739	5,702,646
Novartis AG	47,205	4,328,656
Roche Holding AG	18,324	4,906,335
Swiss Life Holding AG	7,176	3,469,287
Zurich Insurance Group AG	1,102	383,273

		22,417,945

United Kingdom — 4.9%
3i Group PLC	66,690	899,021
Anglo American PLC	113,721	2,807,551
Berkeley Group Holdings PLC	56,885	2,685,013

212

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United Kingdom (continued)
Dialog Semiconductor PLC†	62,094	$2,821,822
Dunelm Group PLC	32,338	361,390
Evraz PLC	168,584	1,337,798
John Laing Group PLC*	72,173	337,317
Legal & General Group PLC	895,371	2,839,980
Next PLC	41,697	3,066,173
OneSavings Bank PLC	67,543	298,743
Rio Tinto PLC	9,001	511,087

		17,965,895

United States — 59.9%
AbbVie, Inc.	53,590	3,570,166
Adobe, Inc.†	4,363	1,303,926
Advance Auto Parts, Inc.	2,627	395,731
AES Corp.	96,716	1,623,862
Allison Transmission Holdings, Inc.	72,617	3,336,751
Alphabet, Inc., Class C†	6,928	8,429,159
Altice USA, Inc., Class A†	108,414	2,798,165
Amazon.com, Inc.†	3,715	6,935,088
AMC Networks, Inc., Class A†	25,795	1,376,937
Amgen, Inc.	24,087	4,494,153
Apple, Inc.	48,912	10,420,213
Applied Materials, Inc.	42,686	2,107,408
Arch Coal, Inc., Class A	11,275	1,005,279
AutoZone, Inc.†	3,007	3,376,981
Ball Corp.	26,804	1,915,950
Bank of America Corp.	178,573	5,478,620
Baxter International, Inc.	6,510	546,645
Biogen, Inc.†	7,109	1,690,662
CACI International, Inc., Class A†	2,974	639,856
Celgene Corp.†	20,038	1,840,691
Chevron Corp.	44,736	5,507,449
Cisco Systems, Inc.	44,095	2,442,863
CIT Group, Inc.	40,277	2,036,002
Citigroup, Inc.	70,437	5,012,297
ConocoPhillips	63,041	3,724,462
Cooper Cos., Inc.	4,868	1,642,463
Credit Acceptance Corp.†	3,002	1,435,046
Crowdstrike Holdings, Inc., Class A†	14,900	1,327,143
Deckers Outdoor Corp.†	8,240	1,287,747
DENTSPLY SIRONA, Inc.	50,643	2,757,511
Discover Financial Services	10,821	971,077
Dollar General Corp.	22,029	2,952,327
Dover Corp.	3,737	361,928
DXC Technology Co.	37,997	2,119,093
eBay, Inc.	92,783	3,821,732
Essex Property Trust, Inc.	8,938	2,701,242
Euronet Worldwide, Inc.†	14,810	2,309,027
Exxon Mobil Corp.	5,512	409,872
Facebook, Inc., Class A†	13,725	2,665,807
FTI Consulting, Inc.†	17,140	1,790,273
Gilead Sciences, Inc.	57,309	3,754,886
H&R Block, Inc.	115,628	3,201,739
Henry Schein, Inc.†	4,999	332,633
Hilton Worldwide Holdings, Inc.	7,300	704,815
Hologic, Inc.†	44,097	2,259,971
HP, Inc.	78,092	1,643,056
International Business Machines Corp.	18,617	2,759,784
IQVIA Holdings, Inc.†	4,391	698,916
j2 Global, Inc.	4,155	370,169
Johnson & Johnson	3,708	482,856
KB Home	40,111	1,053,716

Security Description	Shares	Value (Note 2)
United States (continued)
Lam Research Corp.	11,485	$2,395,886
Lear Corp.	9,566	1,212,778
Leidos Holdings, Inc.	34,733	2,851,579
Lincoln National Corp.	19,701	1,287,263
M&T Bank Corp.	2,211	363,157
Mastercard, Inc., Class A	15,877	4,322,831
McKesson Corp.	24,424	3,393,715
Merck & Co., Inc.	12,787	1,061,193
MetLife, Inc.	15,234	752,864
Microsoft Corp.	74,597	10,165,333
Morgan Stanley	44,416	1,979,177
Nexstar Media Group, Inc., Class A	25,182	2,562,772
NRG Energy, Inc.	87,439	2,985,167
O’Reilly Automotive, Inc.†	8,388	3,193,815
Omnicom Group, Inc.	9,078	728,237
Oracle Corp.	68,939	3,881,266
Perspecta, Inc.	19,799	461,911
Pfizer, Inc.	35,298	1,370,974
Phillips 66	4,500	461,520
Procter & Gamble Co.	13,462	1,589,055
PulteGroup, Inc.	84,420	2,660,074
Ralph Lauren Corp.	12,775	1,331,538
Regal Beloit Corp.	14,721	1,172,086
Regions Financial Corp.	47,871	762,585
Sabre Corp.	17,062	401,128
SBA Communications Corp.†	1,569	385,048
Sinclair Broadcast Group, Inc., Class A	59,304	2,980,026
Spirit AeroSystems Holdings, Inc., Class A	35,629	2,737,732
Starbucks Corp.	43,558	4,124,507
Tech Data Corp.†	12,796	1,296,747
Tenet Healthcare Corp.†	52,741	1,243,105
Toll Brothers, Inc.	42,144	1,515,920
United Airlines Holdings, Inc.†	35,836	3,293,687
United Rentals, Inc.†	10,497	1,328,395
Valero Energy Corp.	34,648	2,953,742
Varian Medical Systems, Inc.†	25,816	3,030,024
Visa, Inc., Class A	23,522	4,186,916
VMware, Inc., Class A†	17,331	3,024,086
Voya Financial, Inc.	12,095	679,376
Wendy’s Co.	167,297	3,043,132
Western Union Co.	77,729	1,632,309

		218,626,801

Total Long-Term Investment Securities (cost $323,648,366)		361,745,276

213

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (continued)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 0.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50% dated 07/31/2019, to be purchased 08/01/2019 in the amount $3,291,046 and collaterallized by $3,205,000 of United States Treasury Notes, bearing interest at 2.88% due 11/30/2023 and having an approximate value of $3,357,596 (cost $3,291,000)	$3,291,000	$3,291,000

TOTAL INVESTMENTS (cost $326,939,366)(1)	100.0%	365,036,276
Other assets less liabilities	0.0	145,996

NET ASSETS	100.0%	$365,182,272

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2019, the aggregate value of these securities was $3,430,240 representing 0.9% of net assets.
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$242,902,465	$118,842,811	**	$—	$361,745,276
Repurchase Agreements	—	3,291,000		—	3,291,000

Total Investments at Value	$242,902,465	$122,133,811		$—	$365,036,276

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

214

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO PROFILE — July 31, 2019 — (unaudited)

Industry Allocation*

Diversified Financial Services	18.0%
Federal National Mtg. Assoc.	13.2
United States Treasury Bonds	11.7
Federal Home Loan Mtg. Corp.	6.6
Government National Mtg. Assoc.	6.4
Diversified Banking Institutions	5.6
United States Treasury Notes	4.3
Banks-Commercial	2.1
Repurchase Agreements	1.6
Electric-Integrated	1.5
Pipelines	1.4
Real Estate Investment Trusts	1.4
Municipal Bonds & Notes	1.0
Computers	0.9
Cable/Satellite TV	0.9
Banks-Super Regional	0.9
Oil Companies-Integrated	0.9
Finance-Investment Banker/Broker	0.9
Uniform Mtg. Backed Securities	0.8
U.S. Government Agencies	0.7
Telephone-Integrated	0.7
Medical-Hospitals	0.7
Insurance-Life/Health	0.6
Insurance Brokers	0.5
Electronic Components-Semiconductors	0.5
Gas-Distribution	0.5
Aerospace/Defense-Equipment	0.5
Brewery	0.5
Pharmacy Services	0.5
Finance-Leasing Companies	0.5
Auto-Cars/Light Trucks	0.4
Small Business Administration	0.4
Applications Software	0.4
Electric-Distribution	0.4
Tobacco	0.4
Airlines	0.4
Data Processing/Management	0.3
Building Products-Cement	0.3
Medical-HMO	0.3
Oil Companies-Exploration & Production	0.3
Finance-Other Services	0.3
Metal-Copper	0.3
Medical Products	0.3
Registered Investment Companies	0.3
Finance-Credit Card	0.3
Medical-Generic Drugs	0.3
Medical-Drugs	0.3
Soap & Cleaning Preparation	0.3
Food-Misc./Diversified	0.3
Broadcast Services/Program	0.3
Sovereign	0.3
Rental Auto/Equipment	0.2
Oil Refining & Marketing	0.2
Investment Management/Advisor Services	0.2
Machinery-General Industrial	0.2
Insurance-Property/Casualty	0.2
E-Commerce/Services	0.2
Containers-Paper/Plastic	0.2
Enterprise Software/Service	0.2
Transport-Rail	0.2
Radio	0.2

Resorts/Theme Parks	0.2%
Retail-Consumer Electronics	0.2
Internet Content-Entertainment	0.2
Computer Services	0.2
Resolution Funding Corp	0.2
Cellular Telecom	0.2
Veterinary Diagnostics	0.2
Medical Labs & Testing Services	0.2
Auto-Heavy Duty Trucks	0.2
Building Products-Wood	0.2
Special Purpose Entities	0.2
Retail-Discount	0.2
Metal-Iron	0.2
Machinery-Farming	0.2
Insurance-Reinsurance	0.2
Diversified Manufacturing Operations	0.2
Television	0.1
Distribution/Wholesale	0.1
Metal-Aluminum	0.1
Containers-Metal/Glass	0.1
Building & Construction Products-Misc.	0.1
Non-Hazardous Waste Disposal	0.1
Banks-Fiduciary	0.1
Medical Instruments	0.1
Aerospace/Defense	0.1
Multimedia	0.1
Electric-Generation	0.1
Chemicals-Diversified	0.1
E-Commerce/Products	0.1
Insurance-Mutual	0.1
Electric-Transmission	0.1
Insurance-Multi-line	0.1
Metal-Diversified	0.1
Retail-Building Products	0.1
Food-Confectionery	0.1
Machinery-Construction & Mining	0.1
Diagnostic Equipment	0.1

100.5%

Credit Quality†#

Aaa	48.8%
Aa	3.6
A	12.3
Baa	18.0
Ba	3.3
B	0.6
Caa	0.1
Not Rated@	13.3

100.0%

*	Calculated as a percentage of net assets.
@	Represent debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Moody's
#	Calculated as percentage of total debt issues, excluding short-term securities.

215

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES — 17.7%
Diversified Financial Services — 17.7%
Academic Loan Funding Trust FRS Series 2013-1A, Class A 3.07% (1 ML+0.80%) due 12/26/2044*	$234,566	$233,702
ACRE TL 2017 LLC FRS Series 2017-A 6.82% (1 ML+4.60%) due 12/15/2020(1)(12)	1,475,000	1,475,000
Allegro CLO II-S, Ltd. FRS Series 2014-1RA, Class A2 3.88% (3 ML+1.60%) due 10/21/2028*(2)	2,477,180	2,451,972
ALM V, Ltd. FRS Series 2012-5A, Class A2R3 3.55% (3 ML+1.25%) due 10/18/2027*(2)	1,580,000	1,565,688
ALM V, Ltd. FRS Series 2012-5A, Class BR3 3.95% (3 ML+1.65%) due 10/18/2027*(2)	670,000	661,467
ALM XII, Ltd. FRS Series 2015-12A, Class A1R2 3.49% (1 ML+0.89%) due 04/16/2027*(2)	2,791,686	2,788,905
American Credit Acceptance Receivables Trust Series 2016-4, Class C 2.91% due 02/13/2023*	119,984	120,024
American Credit Acceptance Receivables Trust Series 2018-2, Class B 3.46% due 08/10/2022*	924,000	926,610
American Homes 4 Rent Trust Series 2015-SFR1, Class A 3.47% due 04/17/2052*	922,592	949,793
American Homes 4 Rent Trust Series 2014-SFR3, Class A 3.68% due 12/17/2036*	1,377,549	1,430,006
American Homes 4 Rent Trust Series 2014-SFR2, Class A 3.79% due 10/17/2036*	919,701	960,191
American Homes 4 Rent Trust Series 2014-SFR3, Class C 4.60% due 12/17/2036*	150,000	160,105
American Homes 4 Rent Trust Series 2015-SFR1, Class E 5.64% due 04/17/2052*	370,000	404,208
American Homes 4 Rent Trust Series 2015-SFR2, Class E 6.07% due 10/17/2052*	500,000	561,428
American Homes 4 Rent Trust Series 2014-SFR2, Class E 6.23% due 10/17/2036*	150,000	168,376
American Homes 4 Rent Trust Series 2014-SFR3, Class E 6.42% due 12/17/2036*	275,000	310,151
American Tower Trust I Series 13, Class 2A 3.07% due 03/15/2048*	750,000	756,375
AmeriCredit Automobile Receivables Trust Series 2017-1, Class B 2.30% due 02/18/2022	305,000	304,611

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
AmeriCredit Automobile Receivables Trust Series 2017-1, Class C 2.71% due 08/18/2022	$163,000	$163,495
AmeriCredit Automobile Receivables Trust Series 2017-1, Class D 3.13% due 01/18/2023	366,000	368,409
Ameriquest Mtg. Securities, Inc. FRS Series 2005-R11, Class M1 2.72% (1 ML+0.45%) due 01/25/2036	873,194	874,311
Anchor Assets LLC Series 2016-1, Class A 5.13% due 02/15/2020*(12)	646,397	646,397
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2018-FL1, Class A 3.48% (1 ML+1.15%) due 06/15/2028*	3,380,000	3,387,392
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2017-FL2, Class C 4.68% (1 ML+2.35%) due 08/15/2027*	668,500	670,171
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2019-FL1, Class D 4.89% (1 ML+2.50%) due 05/15/2037*	3,147,500	3,159,312
Arivo FRS Series 2018-1 A 5.72% (1 ML+3.50%) due 10/02/2019(1)(12)	1,184,600	1,184,600
Atrium XII FRS Series 12A, Class BR 3.63% (3 ML+1.35%) due 04/22/2027*(2)	2,950,000	2,929,211
B2R Mtg. Trust Series 2015-1, Class A1 2.52% due 05/15/2048*	54,614	54,376
B2R Mtg. Trust Series 2015-2, Class A 3.34% due 11/15/2048*	442,940	442,551
Babson CLO, Ltd. FRS Series 2013-IA, Class BR 3.53% (3 ML+1.25%) due 01/20/2028*(2)	4,300,018	4,217,307
Bancorp Commercial Mtg. Trust FRS Series 2018-CR3, Class A 3.18% (1 ML+0.85%) due 01/15/2033*(3)	1,788,465	1,781,204
Bancorp Commercial Mtg. Trust FRS Series 2019-CRE5, Class A 3.33% (1 ML+ 1.00%) due 03/15/2036*(3)	2,019,025	2,019,656
Bancorp Commercial Mtg. Trust FRS Series 2018-CRE4, Class AS 3.43% (1 ML+1.10%) due 09/15/2035*(3)	1,005,000	1,005,002
Bancorp Commercial Mtg. Trust FRS Series 2018-CR3, Class AS 3.58% (1 ML+1.25%) due 01/15/2033*(3)	1,555,188	1,555,698

216

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Bancorp Commercial Mtg. Trust FRS Series 2018-CRE4, Class B 3.58% (1 ML+1.25%) due 09/15/2035*(3)	$905,000	$905,001
Bancorp Commercial Mtg. Trust FRS Series 2019-CRE5, Class AS 3.68% (1 ML+ 1.35%) due 03/15/2036*(3)	621,929	622,706
Bancorp Commercial Mtg. Trust FRS Series 2017-CRE2, Class B 3.93% (1 ML+1.60%) due 08/15/2032*(3)	1,031,000	1,035,856
Bancorp Commercial Mtg. Trust FRS Series 2018-CRE4, Class D 4.43% (1 ML+2.10%) due 09/15/2035*(3)	655,000	655,403
Bancorp Commercial Mtg. Trust FRS Series 2018-CR3, Class D 5.03% (1 ML+2.70%) due 01/15/2033*(3)	716,847	721,942
BANK Series 2019-BN17, Class A4 3.71% due 04/15/2052(3)	2,608,000	2,811,918
BCC Funding XIII LLC Series 2016-1, Class A2 2.20% due 12/20/2021*	7,030	7,028
BDS, Ltd. FRS Series 2019-FL4, Class A 3.50% (1 ML + 1.10%) due 08/15/2036*	2,333,000	2,332,050
Bear Stearns ARM Trust VRS Series 2003-5, Class 2A1 4.46% due 08/25/2033(1)(4)	156,611	155,868
Benchmark Mtg. Trust Series 2019-B10, Class A4 3.72% due 03/15/2062(3)	4,206,000	4,531,260
Blackstone Mtg. Trust, Inc. FRS Series 2017-FL1, Class D 5.01% (1 ML+2.70%) due 06/15/2035*(3)	730,000	733,422
BSPRT Issuer, Ltd. FRS Series 2019-FL5, Class C 4.39% (1 ML+2.00%) due 05/15/2029*	1,485,000	1,485,928
Business Jet Securities LLC Series 2019-1, Class A 4.21% due 07/15/2034*	2,141,200	2,176,546
Business Jet Securities LLC Series 2018-1, Class A 4.34% due 02/15/2033*	4,246,998	4,270,190
Business Jet Securities LLC Series 2018-2, Class A 4.45% due 06/15/2033*	1,083,148	1,092,074
Cabela’s Master Credit Card Trust Series 2015-2, Class A1 2.25% due 07/17/2023	278,000	277,673
Camillo Issuer LLC Series 2016-SFR, Class 1A1 5.00% due 12/05/2023*(12)	1,409,805	1,406,718
Capital Auto Receivables Asset Trust Series 2018-1, Class A3 2.79% due 01/20/2022*	2,040,000	2,044,280

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
CarMax Auto Owner Trust Series 2018-2, Class A2 2.73% due 08/16/2021	$545,619	$546,312
Carnow Auto Receivables Trust Series 2017-1A, Class A 2.92% due 09/15/2022*	93,021	92,982
Carvana Auto Receivables Trust Series 2019-2A, Class C 3.00% due 06/17/2024*	2,000,000	1,997,635
Chesapeake Funding II LLC Series 2017-4A, Class A1 2.12% due 11/15/2029*	1,632,903	1,627,398
Chesapeake Funding II LLC Series 2018-1A, Class A1 3.04% due 04/15/2030*	2,009,982	2,024,292
CLUB Credit Trust Series 2017-P2, Class A 2.61% due 01/15/2024*	192,381	192,287
Colony American Finance, Ltd. Series 2016-2, Class A 2.55% due 11/15/2048*	342,121	340,196
COMM Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(3)	5,000,000	5,188,989
COMM Mtg. Trust Series 2015-DC1, Class A5 3.35% due 02/10/2048(3)	5,000,000	5,195,870
COMM Mtg. Trust Series 2017-COR2, Class A3 3.51% due 09/10/2050(3)	5,110,000	5,395,113
COMM Mtg. Trust Series 2015-CR24, Class A6 3.70% due 08/10/2048(3)	770,833	820,645
COMM Mtg. Trust Series 2015-LC21, Class A4 3.71% due 07/10/2048(3)	2,496,639	2,651,600
COMM Mtg. Trust Series 2015-CR25, Class A4 3.76% due 08/10/2048(3)	625,000	665,875
COMM Mtg. Trust VRS Series 2018-HOME, Class A 3.82% due 04/10/2033*(3)(4)	1,790,000	1,920,983
COMM Mtg. Trust Series 2015-PC1, Class A5 3.90% due 07/10/2050(3)	1,137,175	1,216,442
Corevest American Finance Trust Series 2019-1, Class B 3.88% due 03/15/2052*	1,025,000	1,070,106
CPS Auto Receivables Trust Series 2017-C, Class C 2.86% due 06/15/2023*	959,000	959,246
CPS Auto Receivables Trust Series 2019-B, Class B 3.09% due 04/17/2023*	1,030,000	1,037,190
CPS Auto Receivables Trust Series 2016-C, Class C 3.27% due 06/15/2022*	133,369	133,592
CPS Auto Receivables Trust Series 2014-C, Class C 3.77% due 08/17/2020*	156,292	156,435
CPS Auto Receivables Trust Series 2017-C, Class D 3.79% due 06/15/2023*	495,000	500,293

217

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
CPS Auto Receivables Trust Series 2015-A, Class C 4.00% due 02/16/2021*	$147,763	$148,318
CPS Auto Receivables Trust Series 2015-B, Class C 4.20% due 05/17/2021*	374,303	376,912
CPS Auto Receivables Trust Series 2015-C, Class D 4.63% due 08/16/2021*	516,000	520,937
Credit Acceptance Auto Loan Trust Series 2017-1A, Class A 2.56% due 10/15/2025*	218,752	218,751
Credit Acceptance Auto Loan Trust Series 2018-1A, Class A 3.01% due 02/16/2027*	638,000	640,234
Credit Acceptance Auto Loan Trust Series 2017-2A, Class B 3.02% due 04/15/2026*	1,575,000	1,579,088
Credit Acceptance Auto Loan Trust Series 2017-1A, Class B 3.04% due 12/15/2025*	250,000	250,274
Credit Acceptance Auto Loan Trust Series 2017-2A, Class C 3.35% due 06/15/2026*	250,000	250,999
Credit Acceptance Auto Loan Trust Series 2017-1A, Class C 3.48% due 02/17/2026*	250,000	250,388
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2004-AR2, Class 2A1 4.78% due 03/25/2034(1)(4)	475,535	495,321
CSMA Series 2019-1, Class A 2.00% due 04/25/2023(12)	1,619,496	1,618,730
Cutwater, Ltd. FRS Series 2015-1A, Class BR 4.10% (3 ML+1.80%) due 01/15/2029*(2)	4,810,000	4,794,488
Cutwater, Ltd. FRS Series 2014-1A, Class BR 4.70% (3 ML+2.40%) due 07/15/2026*(2)	1,155,000	1,151,089
DBWF Mtg. Trust Series 2015-LCM, Class A1 3.00% due 06/10/2034*(3)	1,008,250	1,009,014
DBWF Mtg. Trust VRS Series 2015-LCM, Class A2 3.54% due 06/10/2034*(3)(4)	1,000,000	1,016,911
Diamond Resorts Owner Trust Series 2017-1A, Class A 3.27% due 10/22/2029*	399,357	401,649
Diamond Resorts Owner Trust Series 2018-1, Class A 3.70% due 01/21/2031*	825,619	837,435
Drive Auto Receivables Trust Series 2017-2, Class C 2.75% due 09/15/2023	633,856	634,197
Drive Auto Receivables Trust Series 2017-1, Class C 2.84% due 04/15/2022	1,076,678	1,077,267
Drive Auto Receivables Trust Series 2017-AA, Class C 2.98% due 01/18/2022*	137,064	137,184

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Drive Auto Receivables Trust Series 2017-3, Class D 3.53% due 12/15/2023*	$2,800,000	$2,829,042
Drive Auto Receivables Trust Series 2018-4, Class C 3.66% due 11/15/2024	1,495,000	1,509,057
Drive Auto Receivables Trust Series 2018-3, Class C 3.72% due 09/16/2024	1,364,000	1,380,227
Drive Auto Receivables Trust Series 2015-BA, Class D 3.84% due 07/15/2021*	217,539	217,900
Drive Auto Receivables Trust Series 2017-1, Class D 3.84% due 03/15/2023	940,000	950,064
Drive Auto Receivables Trust Series 2019-1, Class D 4.09% due 06/15/2026	510,000	523,480
Drive Auto Receivables Trust Series 2017-AA, Class D 4.16% due 05/15/2024*	486,000	493,125
Drive Auto Receivables Trust Series 2016-CA, Class D 4.18% due 03/15/2024*	769,000	781,329
Drive Auto Receivables Trust Series 2015-CA, Class D 4.20% due 09/15/2021*	80,001	80,117
Drive Auto Receivables Trust Series 2015-DA, Class D 4.59% due 01/17/2023*	355,965	357,828
Dryden 55 CLO, Ltd. FRS Series 2018-55A, Class B 3.85% (3 ML+1.55%) due 04/15/2031*(2)	5,500,000	5,395,071
DSLA Mtg. Loan Trust FRS Series 2004-AR3, Class 2A2A 3.04% (1 ML+0.74%) due 07/19/2044(1)	922,269	939,703
DT Auto Owner Trust Series 2017-2A, Class C 3.03% due 01/17/2023*	279,903	280,005
DT Auto Owner Trust Series 2019-2A, Class C 3.18% due 02/18/2025*	1,515,000	1,529,174
DT Auto Owner Trust Series 2018-1A, Class C 3.47% due 12/15/2023*	703,000	706,704
DT Auto Owner Trust Series 2017-1A, Class D 3.55% due 11/15/2022*	442,000	444,015
DT Auto Owner Trust Series 2017-3A, Class D 3.58% due 05/15/2023*	376,000	378,591
DT Auto Owner Trust Series 2018-2A, Class C 3.67% due 03/15/2024*	1,650,000	1,671,032
DT Auto Owner Trust Series 2016-4A, Class D 3.77% due 10/17/2022*	412,918	415,388
DT Auto Owner Trust Series 2018-1A, Class D 3.81% due 12/15/2023*	496,000	501,224

218

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
DT Auto Owner Trust Series 2017, Class B 5.84% due 12/16/2022(12)	$800,000	$800,101
Engs Commercial Finance Trust Series 2016-1A, Class A2 2.63% due 02/22/2022*	93,444	93,417
Exantas Capital Corp., Ltd. FRS Series 2018-RSO6, Class B 3.46% (1 ML+1.15%) due 06/15/2035*(3)	910,000	911,145
Exantas Capital Corp., Ltd. FRS Series 2019-RSO7, Class B 4.01% (1 ML+1.70%) due 04/15/2036*(3)	1,233,000	1,236,864
Exeter Automobile Receivables Trust Series 2017-3A, Class A 2.05% due 12/15/2021*	54,896	54,860
Exeter Automobile Receivables Trust Series 2016-3A, Class B 2.84% due 08/16/2021*	121,195	121,229
Exeter Automobile Receivables Trust Series 2019-3A, Class D 3.11% due 08/15/2025*	1,650,000	1,652,663
Exeter Automobile Receivables Trust Series 2016-2A, Class B 3.64% due 02/15/2022*	24,271	24,280
Exeter Automobile Receivables Trust Series 2018-4A, Class B 3.64% due 11/15/2022*	549,000	554,023
Exeter Automobile Receivables Trust Series 2017-3A, Class C 3.68% due 07/17/2023*	1,041,000	1,056,457
Exeter Automobile Receivables Trust Series 2017-1A, Class C 3.95% due 12/15/2022*	235,000	237,766
Figueroa CLO, Ltd. FRS Series 2013-2A, Class BRR 4.24% (3 ML + 1.85%) due 06/20/2027*(2)	511,000	507,827
First Investors Auto Owner Trust Series 2017-2A, Class C 3.00% due 08/15/2023*	1,100,000	1,101,036
Flagship Credit Auto Trust Series 2016-4, Class C 2.71% due 11/15/2022*	498,000	498,422
Flagship Credit Auto Trust Series 2015-3, Class B 3.68% due 03/15/2022*	118,202	118,434
Flagship Credit Auto Trust Series 2015-3, Class C 4.65% due 03/15/2022*	189,000	191,656
Flatiron CLO, Ltd. FRS Series 2015-1A, Class BR 3.70% (3 ML+1.40%) due 04/15/2027*(2)	4,102,328	4,090,567
Flatiron CLO, Ltd. FRS Series 2015-1A, Class CR 4.20% (3 ML+1.90%) due 04/15/2027*(2)	760,000	755,292
Ford Credit Auto Owner Trust Series 2014-2, Class A 2.31% due 04/15/2026*	1,800,000	1,799,500

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
FORT CRE LLC FRS Series 2018-1A, Class A1 3.75% (1 ML+1.35%) due 11/21/2035*	$2,787,500	$2,787,494
FORT CRE LLC FRS Series 2018-1A, Class C 5.23% (1 ML+2.83%) due 11/21/2035*	2,370,000	2,392,596
Foundation Finance Trust Series 2019-1A, Class A 3.86% due 11/15/2034*	765,685	772,047
FREED ABS Trust Series 2018-1, Class A 3.61% due 07/18/2024*	397,351	399,019
FREED ABS Trust Series 2018-2, Class A 3.99% due 10/20/2025*	1,050,901	1,057,906
Galaxy CLO, Ltd. FRS Series 2018-29A, Class B 3.92% (3 ML+1.40%) due 11/15/2026*(2)	1,287,655	1,286,352
Galaxy XXIX CLO, Ltd. FRS Series 2018-29A, Class A 3.31% (3 ML+0.79%) due 11/15/2026*(2)	2,929,885	2,922,926
GLS Auto Receivables Trust Series 2016-1A, Class C 6.90% due 10/15/2021*	437,099	445,837
GMF Floorplan Owner Revolving Trust Series 2017-2, Class C 2.63% due 07/15/2022*	1,513,000	1,511,267
GMF Floorplan Owner Revolving Trust FRS Series 2017-1, Class A2 2.90% (1 ML+0.57%) due 01/18/2022*	5,927,000	5,935,783
GoodGreen Trust Series 2017-2A, Class A 3.26% due 10/15/2053*	948,868	960,725
GoodGreen Trust Series 2017-1A, Class A 3.74% due 10/15/2052*	201,099	207,134
GoodGreen Trust Series 2017-R1, Class 5.00% due 10/20/2051*	1,675,558	1,651,742
GPMT, Inc. FRS Series 2018-FL1, Class A 3.20% (1 ML+0.90%) due 11/21/2035*(3)	1,228,649	1,229,034
Grand Avenue CRE FRS Series 2019-FL1, Class A 3.45% (1 ML + 1.12%) due 06/15/2037*	1,704,000	1,705,065
GS Mtg. Securities Corp. II Series 2015-GC30, Class A4 3.38% due 05/10/2050(3)	2,766,411	2,893,312
GSR Mtg. Loan Trust FRS Series 2005-7F, Class 3A1 2.77% (1 ML+0.50%) due 09/25/2035(1)	6,606	6,317

219

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Harbourview CLO VII, Ltd. FRS Series 7RA, Class B 4.00% (3 ML+1.70%) due 07/18/2031*(2)	$2,865,000	$2,835,247
Headlands Residential LLC Series 2017-RPL1, Class A 3.88% due 08/25/2022*(1)(5)	1,400,000	1,403,110
Headlands Residential LLC Series 2019-RPL1, Class NOTE 3.97% due 06/25/2024*(1)(5)	1,800,000	1,794,944
Headlands Residential LLC Series 2018-RPL1, Class A 4.25% due 06/25/2023*(1)(5)	1,790,000	1,804,111
HERO Funding Trust Series 2016-3A, Class A1 3.08% due 09/20/2042*	263,442	267,603
HERO Funding Trust Series 2017-3A, Class A2 3.95% due 09/20/2048*	860,093	893,881
HERO Funding Trust Series 2017-1A, Class A2 4.46% due 09/20/2047*	660,398	694,092
Hilton Grand Vacations Trust Series 2017-AA, Class A 2.66% due 12/26/2028*	181,108	181,515
Hunt CRE, Ltd. FRS Series 2018-FL2, Class AS 3.78% (1 ML+1.45%) due 08/15/2028*	351,000	351,439
Hunt CRE, Ltd. FRS Series 2018-FL2, Class B 3.98% (1 ML+1.65%) due 08/15/2028*	722,500	723,627
Hunt CRE, Ltd. FRS Series 2018-FL2, Class C 4.68% (1 ML+2.35%) due 08/15/2028*	238,500	238,947
Independence Plaza Trust Series 2018-INDP, Class A 3.76% due 07/10/2035*(3)	1,180,000	1,242,047
IndyMac INDX Mtg. Loan Trust VRS Series 2005-AR1, Class 1A1 3.96% due 03/25/2035(1)(4)	156,254	158,033
Invitation Homes Trust FRS Series 2017-SFR, Class A 3.16% (1 ML+0.85%) due 12/17/2036*	512,544	511,506
JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(3)	4,694,676	4,863,046
JPMBB Commercial Mtg. Securities Trust Series 2014-C26, Class A4 3.49% due 01/15/2048(3)	5,000,000	5,235,690
JPMCC Commercial Mtg. Securities Trust Series 2017-JP7, Class A5 3.45% due 09/15/2050(3)	2,847,257	3,008,249
JPMorgan Mtg. Trust VRS Series 2003-A1, Class 1A1 4.44% due 10/25/2033(1)(4)	465,184	479,209

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Kabbage Funding LLC Series 2019-1, Class A 3.83% due 03/15/2024*	$2,135,000	$2,153,432
KREF, Ltd. FRS Series 2018-FL1, Class C 4.31% (1 ML+2.00%) due 06/15/2036*	2,332,500	2,341,247
LHOME Mtg. Trust Series 2019-RTL2, Class A1 3.84% due 03/25/2024*(1)	1,030,000	1,029,292
LoanCore Issuer, Ltd. FRS Series 2019-CRE3, Class AS 3.70% (1 ML+1.37%) due 04/15/2034*(3)	729,500	730,877
LoanCore Issuer, Ltd. FRS Series 2018-CRE1, Class AS 3.83% (1 ML+1.50%) due 05/15/2028*	3,895,000	3,905,957
LoanCore Issuer, Ltd. FRS Series 2019-CRE3, Class B 3.93% (1 ML+1.60%) due 04/15/2034*(3)	938,500	940,830
LoanCore Issuer, Ltd. FRS Series 2019-CRE3, Class C 4.28% (1 ML+1.95%) due 04/15/2034*(3)	687,000	691,068
LoanCore Issuer, Ltd. FRS Series 2019-CRE2, Class D 4.78% (1 ML+2.45%) due 05/09/2036*	501,000	503,505
LoanCore Issuer, Ltd. FRS Series 2018-CRE1, Class C 4.88% (1 ML+2.55%) due 05/15/2028*	1,025,000	1,032,047
Loomis Sayles CLO II, Ltd. FRS Series 2015-2A, Class A1R 3.20% (3 ML+0.90%) due 04/15/2028*(2)	2,500,000	2,485,978
LV Tower 52 Series 2013-1, Class A 5.75% due 02/15/2023*(12)	1,562,380	1,573,833
Mariner Finance Issuance Trust Series 2019-AA, Class B 3.51% due 07/20/2032*	1,075,000	1,071,299
Marlette Funding Trust Series 2018-1A, Class A 2.61% due 03/15/2028*	152,766	152,721
Merrill Lynch Mtg. Investors Trust FRS Series 2003-F, Class A1 2.91% (1 ML+0.64%) due 10/25/2028(1)	431,872	431,744
Merrill Lynch Mtg. Investors Trust FRS Series 2003-G, Class A2 3.24% (6 ML+0.68%) due 01/25/2029(1)	884,196	893,699
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21, Class A4 3.34% due 03/15/2048(3)	1,207,415	1,255,766
Navistar Financial Dealer Note Master Owner Trust II FRS Series 2019-1, Class A 2.91% (1 ML+0.64%) due 05/28/2024*	2,778,000	2,788,957

220

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Neuberger Berman CLO XVI-S, Ltd. FRS Series 2017-16SA, Class B 3.55% (3 ML+1.25%) due 01/15/2028*(2)	$1,920,000	$1,891,688
NextGear Floorplan Master Owner Trust Series 2018-1A, Class A2 3.22% due 02/15/2023*	1,360,000	1,374,463
OCP CLO, Ltd. FRS Series 2015-9A, Class A2R 3.65% (3 ML+1.35%) due 07/15/2027*(2)	2,490,000	2,470,488
Ocwen Master Advance Receivables Trust Series 2018-T2, Class CT2 4.19% due 08/15/2050*	1,011,000	1,018,192
OL SP LLC Series 2018, Class A 4.16% due 02/09/2030	1,225,661	1,237,300
OnDeck Asset Securitization Trust LLC Series 2018-1A, Class A 3.50% due 04/18/2022*	516,000	518,369
OneMain Financial Issuance Trust Series 2016-1A, Class A 3.66% due 02/20/2029*	339,448	340,766
OneMain Financial Issuance Trust Series 2015-1A, Class B 3.85% due 03/18/2026*	44,771	44,812
Oportun Funding IX LLC Series 2018-B, Class A 3.91% due 07/08/2024*	1,941,000	1,966,346
Oportun Funding VI LLC Series 2017-A, Class A 3.23% due 06/08/2023*	460,000	459,212
Oportun Funding VII LLC Series 2017-B, Class A 3.22% due 10/10/2023*	383,000	383,410
Oportun Funding VIII LLC Series 2018-A, Class A 3.61% due 03/08/2024*	1,012,000	1,022,267
Oportun Funding X LLC Series 2018-C, Class A 4.10% due 10/08/2024*	2,653,000	2,709,997
Parallel, Ltd. FRS Series 2015-1A, Class 1R 4.03% (3 ML+1.75%) due 07/20/2027*(2)	680,000	672,522
Parallel, Ltd. FRS Series 2015-1A, Class 2R 4.03% (3 ML+1.75%) due 07/20/2027*(2)	730,000	718,344
Pretium Mtg. Credit Partners LLC Series 2018-NPL4, Class A1 4.83% due 09/25/2058*(5)	938,414	946,829
Progress Residential Trust Series 2015-SFR2, Class A 2.74% due 06/12/2032*	1,603,307	1,599,424
Progress Residential Trust Series 2015-SFR3, Class A 3.07% due 11/12/2032*	1,730,417	1,726,898

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Progress Residential Trust Series 2015-SFR2, Class B 3.14% due 06/12/2032*	$503,000	$501,730
Progress Residential Trust Series 2015-SFR2, Class C 3.44% due 06/12/2032*	855,000	853,636
Progress Residential Trust Series 2018-SFR2, Class E 4.66% due 08/17/2035*	1,002,000	1,037,414
Progress Residential Trust Series 2015-SFR3, Class D 4.67% due 11/12/2032*	400,000	401,190
Progress Residential Trust Series 2015-SFR3, Class E 5.66% due 11/12/2032*	250,000	251,435
Purchasing Power Funding LLC Series 2018-A, Class A 3.34% due 08/15/2022*	2,390,000	2,393,290
Renew Financial Series 2017-1A, Class A 3.67% due 09/20/2052*	268,512	279,153
Rice Park Financing Trust Series 2016-A, Class A 4.63% due 10/31/2041*	995,968	1,000,372
Santander Drive Auto Receivables Trust Series 2015-5, Class E 4.67% due 02/15/2023*	1,900,000	1,915,353
Santander Retail Auto Lease Trust Series 2018-A, Class A3 2.93% due 05/20/2021*	958,000	961,152
Santander Retail Auto Lease Trust Series 2019-A, Class B 3.01% due 05/22/2023*	1,442,000	1,455,097
Sequoia Mtg. Trust FRS Series 2004-9, Class A1 2.95% (1 ML+0.68%) due 10/20/2034(1)	844,823	831,943
Sequoia Mtg. Trust FRS Series 2003-1, Class 1A 3.03% (1 ML+0.76%) due 04/20/2033(1)	880,488	869,541
Shelter Growth Capital Partners FRS Series 2018-FL1, Class B 3.83% (1 ML+1.50%) due 01/15/2035*(3)	1,491,750	1,493,615
SoFi Consumer Loan Program LLC Series 2016-2A, Class A 3.09% due 10/27/2025*	92,983	93,222
Sonoran Auto Receivables Trust 2017-1 4.75% due 07/15/2024(1)(12)	2,074,958	2,110,232
Sonoran Auto Receivables Trust 2018-1 4.75% due 06/15/2025(1)(12)	1,405,747	1,430,629
Structured Asset Mtg. Investments II Trust FRS Series 2005-AR5, Class A3 2.55% (1 ML+0.25%) due 07/19/2035(1)	479,407	474,620
Synchrony Card Funding LLC Series 2019-A2, Class A 2.34% due 06/15/2025	2,300,000	2,302,161

221

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Synchrony Card Funding LLC Series 2019-A1, Class A 2.95% due 03/15/2025	$2,373,000	$2,413,581
Synchrony Card Issuance Trust Series 2018-A1, Class A1 3.38% due 09/15/2024	1,200,000	1,228,688
THL Credit Wind River CLO, Ltd. FRS Series 2015-2A, Class CR 4.00% (3 ML+1.70%) due 10/15/2027*(2)	435,000	428,575
THL Credit Wind River CLO, Ltd. FRS Series 2012-1A, Class CR2 4.35% (3 ML+2.05%) due 01/15/2026*(2)	2,311,210	2,311,168
Thornburg Mtg. Securities Trust VRS Series 2004-4, Class 3A 4.16% due 12/25/2044(1)(4)	148,074	151,175
TICP CLO I-2, Ltd. FRS Series 2018-IA, Class A2 3.77% (3 ML+1.50%) due 04/26/2028*(2)	2,991,269	2,949,068
Tricolor Auto Securitization Trust Series 2018-1A, Class A 5.05% due 12/15/2020*	571,837	572,747
Tricon American Homes Trust Series 2016-SFR1, Class A 2.59% due 11/17/2033*	488,280	487,176
UBS Commercial Mtg. Trust Series 2018-C8, Class A4 3.98% due 02/15/2051(3)	956,930	1,044,959
Upgrade Receivables Trust Series 2018-1A, Class A 3.76% due 11/15/2024*	307,282	308,451
US Auto Funding LLC Series 2019-1A, Class B 3.99% due 12/15/2022*	1,700,000	1,720,860
US Auto Funding LLC Series 2018-1A, Class A 5.50% due 07/15/2023*	988,857	1,008,202
Verizon Owner Trust Series 2016-1A, Class A 1.42% due 01/20/2021*	4,534	4,532
Verizon Owner Trust Series 2017-2A, Class A 1.92% due 12/20/2021*	1,274,370	1,272,075
Verizon Owner Trust Series 2017-3A, Class A1A 2.06% due 04/20/2022*	1,271,000	1,268,019
Verizon Owner Trust Series 2018-1A, Class A1A 2.82% due 09/20/2022*	2,565,000	2,579,078
Veros Automobile Receivables Trust Series 2018-1, Class B 4.05% due 02/15/2024*	1,800,000	1,818,990
VM DEBT LLC 7.50% due 06/15/2024(12)	1,400,000	1,400,000
VOLT LLC Series 2018-FT1, Class A1 3.26% due 01/27/2023	203,750	202,229
VOLT LXIV LLC Series 2017-NP11, Class A1 3.38% due 10/25/2047*(5)	1,118,394	1,117,485

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
VOLT LXIX LLC Series 2018-NPL5, Class AIA 4.21% due 08/25/2048*(5)	$628,149	$629,279
VOLT LXVI Series 2018-NPL2 Class A1 4.34% due 05/25/2048*(5)	762,261	762,747
VOLT LXVII LLC Series 2018-NPL3, Class A1 4.38% due 06/25/2048*(5)	876,170	876,744
VOLT LXVIII LLC Series 2018-NPL4, Class A1A 4.34% due 07/27/2048*(5)	751,453	752,607
VOLT LXX LLC Series 2018-NPL6, Class A1A 4.11% due 09/25/2048*(5)	657,550	658,346
VOLT LXXII LLC Series 2018-NPL8, Class A1A 4.21% due 10/26/2048*(5)	1,986,337	1,990,264
VOLT LXXV LLC Series 2019-NPL1, Class A1A 4.34% due 01/25/2049*(5)	1,284,267	1,289,033
VSE Voi Mtg. LLC Series 2018-A, Class A 3.56% due 02/20/2036*	569,625	584,779
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2005-AR6, Class 2A1A 2.73% (1 ML+0.46%) due 04/25/2045(1)	50,994	50,584
Wells Fargo Commercial Mtg. Trust Series 2016-LC25, Class A4 3.64% due 12/15/2059(3)	5,195,581	5,526,960
Wells Fargo Commercial Mtg. Trust Series 2015-C30, Class A4 3.66% due 09/15/2058(3)	729,000	773,292
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(3)	5,000,000	5,297,182
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-S, Class A1 4.91% due 09/25/2034(1)(4)	502,855	520,676
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR10, Class 2A16 4.97% due 06/25/2035(1)(4)	374,089	381,776
West CLO, Ltd. FRS Series 2014-1A, Class A2R 3.65% (3 ML+1.35%) due 07/18/2026*(2)	3,146,734	3,127,485
West CLO, Ltd. FRS Series 2014-1A, Class CR 5.30% (3 ML+3.00%) due 07/18/2026*(2)	650,000	648,359
Westgate Resorts LLC Series 2017-1A, Class A 3.05% due 12/20/2030*	239,324	239,488
Westlake Automobile Receivables Trust Series 2017-1A, Class C 2.70% due 10/17/2022*	191,398	191,456

222

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Westlake Automobile Receivables Trust Series 2016-2A, Class D 4.10% due 06/15/2021*	$172,254	$172,752
World Financial Network Credit Card Master Trust Series 2019-A, Class A 3.14% due 12/15/2025	1,090,000	1,110,579
World Omni Automobile Lease Securitization Trust Series 2018-A, Class A3 2.83% due 07/15/2021	950,000	953,666

Total Asset Backed Securities (cost $325,233,740)		327,700,177

U.S. CORPORATE BONDS & NOTES — 26.2%
Aerospace/Defense — 0.1%
Boeing Co. Senior Notes 3.95% due 08/01/2059	590,000	595,557
Lockheed Martin Corp. Senior Notes 3.10% due 01/15/2023	104,000	106,774
Lockheed Martin Corp. Senior Notes 4.50% due 05/15/2036	300,000	347,417
Northrop Grumman Corp. Senior Notes 3.20% due 02/01/2027	223,000	229,285
Northrop Grumman Corp. Senior Notes 3.25% due 01/15/2028	100,000	103,039
Northrop Grumman Corp. Senior Notes 3.85% due 04/15/2045	51,000	53,003
Rockwell Collins, Inc. Senior Notes 3.20% due 03/15/2024	105,000	108,044
Rockwell Collins, Inc. Senior Notes 4.35% due 04/15/2047	50,000	55,567

		1,598,686

Aerospace/Defense-Equipment — 0.5%
Harris Corp. Senior Notes 3.83% due 04/27/2025	100,000	105,500
Harris Corp. Senior Notes 4.85% due 04/27/2035	200,000	226,242
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	2,673,000	2,746,508
United Technologies Corp. Senior Notes 3.75% due 11/01/2046	225,000	234,104
United Technologies Corp. Senior Notes 3.95% due 08/16/2025	895,000	963,515
United Technologies Corp. Senior Notes 4.05% due 05/04/2047	2,503,000	2,720,683

Security Description	Principal Amount	Value (Note 2)
Aerospace/Defense-Equipment (continued)
United Technologies Corp. Senior Notes 4.13% due 11/16/2028	$950,000	$1,049,834
United Technologies Corp. Senior Notes 4.15% due 05/15/2045	296,000	324,401
United Technologies Corp. Senior Notes 4.45% due 11/16/2038	55,000	63,108
United Technologies Corp. Senior Notes 4.50% due 06/01/2042	225,000	257,992

		8,691,887

Agricultural Chemicals — 0.0%
Mosaic Co. Senior Notes 5.63% due 11/15/2043	400,000	446,093

Agricultural Operations — 0.0%
Bunge, Ltd. Finance Corp. Company Guar. Notes 3.50% due 11/24/2020	122,000	123,257
Cargill, Inc. Senior Notes 3.25% due 03/01/2023*	45,000	46,166

		169,423

Airlines — 0.3%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-3, Class A 3.00% due 04/15/2030	256,536	258,193
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.65% due 12/15/2029	50,866	52,133
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1, Class AA 3.65% due 08/15/2030	181,800	189,347
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-2, Class B 3.70% due 04/15/2027	506,976	507,554
American Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 3.70% due 04/01/2028	263,172	273,489
American Airlines Pass-Through Trust Pass-Through Certs. Series 2013-2, Class A 4.95% due 07/15/2024	99,322	104,209
Continental Airlines Pass-Through Trust Pass Through Certs. Series 2012-2, Class A 4.00% due 04/29/2026	91,168	95,489
Continental Airlines Pass-Through Trust Pass-Through Certs. Series 2012-1, Class A 4.15% due 10/11/2025	422,813	445,019

223

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Airlines (continued)
Spirit Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1, Class AA 3.38% due 08/15/2031	$203,894	$208,261
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class A 3.45% due 01/07/2030	133,276	135,869
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.50% due 09/01/2031	537,478	548,137
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class B 3.65% due 07/07/2027	200,451	201,380
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class A 3.70% due 09/01/2031	317,377	320,730
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 4.00% due 10/11/2027	291,066	306,609
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 4.15% due 02/25/2033	560,000	601,029
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class A 4.55% due 02/25/2033	500,000	537,834
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class B 4.60% due 09/01/2027	137,244	141,796

		4,927,078

Applications Software — 0.4%
Microsoft Corp. Senior Notes 2.00% due 08/08/2023	3,193,000	3,185,114
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	200,000	200,642
Microsoft Corp. Senior Notes 3.30% due 02/06/2027	223,000	236,289
Microsoft Corp. Senior Notes 3.50% due 02/12/2035	137,000	146,796
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	110,000	121,864
Microsoft Corp. Senior Notes 4.00% due 02/12/2055	263,000	295,216
Microsoft Corp. Senior Notes 4.10% due 02/06/2037	2,561,000	2,928,201
Microsoft Corp. Senior Notes 4.20% due 11/03/2035	154,000	177,494

Security Description	Principal Amount	Value (Note 2)
Applications Software (continued)
Microsoft Corp. Senior Notes 4.50% due 02/06/2057	$333,000	$406,011

		7,697,627

Auto-Cars/Light Trucks — 0.4%
American Honda Finance Corp. Senior Notes 2.45% due 09/24/2020	165,000	165,300
Daimler Finance North America LLC Company Guar. Notes 2.30% due 01/06/2020*	1,080,000	1,079,443
General Motors Co. Senior Notes 4.88% due 10/02/2023	1,200,000	1,277,597
General Motors Co. Senior Notes 5.15% due 04/01/2038	150,000	150,809
General Motors Financial Co., Inc. Company Guar. Notes 3.45% due 04/10/2022	205,000	207,624
General Motors Financial Co., Inc. Company Guar. Notes 3.50% due 11/07/2024	290,000	291,633
General Motors Financial Co., Inc. Company Guar. Notes 3.70% due 05/09/2023	284,000	289,495
General Motors Financial Co., Inc. Company Guar. Notes 3.95% due 04/13/2024	525,000	538,208
General Motors Financial Co., Inc. Company Guar. Notes 4.00% due 10/06/2026	1,466,000	1,480,281
General Motors Financial Co., Inc. Company Guar. Notes 4.30% due 07/13/2025	150,000	154,487
General Motors Financial Co., Inc. Company Guar. Notes 4.35% due 04/09/2025	1,785,000	1,847,592
Nissan Motor Acceptance Corp. Senior Notes 2.55% due 03/08/2021*	250,000	249,641
Nissan Motor Acceptance Corp. Senior Notes 3.15% due 03/15/2021*	150,000	151,125

		7,883,235

Auto-Heavy Duty Trucks — 0.2%
Allison Transmission, Inc. Senior Notes 4.75% due 10/01/2027*	2,845,000	2,848,556

Banks-Commercial — 0.5%
BB&T Corp. Senior Notes 2.63% due 06/29/2020	250,000	250,441
Citizens Bank NA Senior Notes 3.70% due 03/29/2023	340,000	353,655
Citizens Financial Group, Inc. Senior Notes 2.38% due 07/28/2021	47,000	46,810
Citizens Financial Group, Inc. Sub. Notes 4.30% due 12/03/2025	94,000	99,214

224

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Compass Bank Senior Notes 2.88% due 06/29/2022	$4,211,000	$4,239,415
Discover Bank Senior Notes 4.20% due 08/08/2023	475,000	503,371
Fifth Third Bank Senior Notes 2.88% due 10/01/2021	450,000	454,152
PNC Bank NA Senior Notes 3.10% due 10/25/2027	3,099,000	3,191,420
Regions Financial Corp. Senior Notes 2.75% due 08/14/2022	108,000	108,682
Regions Financial Corp. Senior Notes 3.80% due 08/14/2023	106,000	111,029
SunTrust Bank Sub. Notes 3.30% due 05/15/2026	200,000	205,244

		9,563,433

Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 2.60% due 02/07/2022	100,000	100,842
Bank of New York Mellon Corp. Senior Notes 2.66% due 05/16/2023	120,000	120,840
Bank of New York Mellon Corp. Senior Notes 3.25% due 09/11/2024	720,000	745,689
Northern Trust Corp. Sub. Notes 3.38% due 05/08/2032	105,000	106,551
State Street Corp. Sub. Notes 3.10% due 05/15/2023	540,000	552,866
State Street Corp. Senior Notes 3.55% due 08/18/2025	88,000	92,913

		1,719,701

Banks-Super Regional — 0.9%
Fifth Third Bancorp Senior Notes 3.95% due 03/14/2028	250,000	270,505
Huntington Bancshares, Inc. Senior Notes 2.30% due 01/14/2022	339,000	337,833
Huntington National Bank Senior Notes 2.88% due 08/20/2020	250,000	251,040
KeyCorp. Senior Notes 4.15% due 10/29/2025	75,000	80,914
KeyCorp. Senior Notes 5.10% due 03/24/2021	450,000	469,297
SunTrust Banks, Inc. Senior Notes 2.70% due 01/27/2022	102,000	102,456

Security Description	Principal Amount	Value (Note 2)
Banks-Super Regional (continued)
SunTrust Banks, Inc. Senior Notes 2.90% due 03/03/2021	$103,000	$103,667
SunTrust Banks, Inc. Senior Notes 4.00% due 05/01/2025	53,000	56,408
US Bancorp Senior Notes 2.35% due 01/29/2021	300,000	300,428
US Bancorp Senior Notes 2.38% due 07/22/2026	400,000	396,158
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	4,523,000	4,589,156
Wells Fargo & Co. Senior Notes 3.20% due 06/17/2027	640,000	652,777
Wells Fargo & Co. Senior Notes 3.30% due 09/09/2024	1,440,000	1,485,805
Wells Fargo & Co. Senior Notes 3.55% due 09/29/2025	200,000	208,586
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	544,000	576,026
Wells Fargo & Co. Senior Notes 4.15% due 01/24/2029	5,057,000	5,519,675
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	131,000	143,467
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	450,000	510,866
Wells Fargo & Co. Sub. Notes 4.75% due 12/07/2046	144,000	165,569
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	112,000	130,933

		16,351,566

Beverages-Non-alcoholic — 0.0%
Dr. Pepper Snapple Group, Inc. Company Guar. Notes 3.13% due 12/15/2023	200,000	203,047
Dr. Pepper Snapple Group, Inc. Company Guar. Notes 3.43% due 06/15/2027	75,000	76,144
Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025	112,000	120,299
Keurig Dr Pepper, Inc. Company Guar. Notes 4.99% due 05/25/2038	161,000	180,477
PepsiCo, Inc. Senior Notes 4.60% due 07/17/2045	118,000	142,105

		722,072

225

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc. Company Guar. Notes 4.40% due 11/15/2025	$145,000	$158,916
Constellation Brands, Inc. Company Guar. Notes 5.25% due 11/15/2048	85,000	101,115

		260,031

Brewery — 0.5%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036	1,440,000	1,604,624
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	1,380,000	1,567,104
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.70% due 02/01/2024	1,244,000	1,308,162
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.63% due 02/01/2044	65,000	70,581
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.38% due 04/15/2038	540,000	583,157
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 01/23/2029	240,000	273,394
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	325,000	359,818
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	2,684,000	3,248,673

		9,015,513

Broadcast Services/Program — 0.3%
Discovery Communications LLC Company Guar. Notes 6.35% due 06/01/2040	350,000	414,674
Fox Corp. Senior Notes 4.71% due 01/25/2029*	4,001,000	4,480,137

		4,894,811

Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 5.38% due 11/15/2024*	1,018,000	1,043,440
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	1,018,000	1,070,172

		2,113,612

Building Products-Cement — 0.3%
CRH America, Inc. Company Guar. Notes 5.13% due 05/18/2045*	200,000	216,870

Security Description	Principal Amount	Value (Note 2)
Building Products-Cement (continued)
Martin Marietta Materials, Inc. Senior Notes 3.45% due 06/01/2027	$733,000	$728,094
Martin Marietta Materials, Inc. Senior Notes 4.25% due 07/02/2024	3,569,000	3,782,348
Martin Marietta Materials, Inc. Senior Notes 4.25% due 12/15/2047	1,504,000	1,418,732

		6,146,044

Building Products-Wood — 0.2%
Masco Corp. Senior Notes 4.38% due 04/01/2026	2,400,000	2,544,422
Masco Corp. Senior Notes 6.50% due 08/15/2032	250,000	298,698

		2,843,120

Cable/Satellite TV — 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 01/15/2024	280,000	285,950
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	3,159,000	3,406,006
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	138,000	150,436
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	131,000	154,614
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.83% due 10/23/2055	175,000	212,677
Comcast Corp. Company Guar. Notes 3.15% due 03/01/2026	338,000	350,251
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	300,000	295,772
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	273,000	292,031
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025	318,000	342,259
Comcast Corp. Company Guar. Notes 4.20% due 08/15/2034	630,000	701,443
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	385,000	446,101

226

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Comcast Corp. Company Guar. Notes 4.95% due 10/15/2058	$485,000	$589,379
Comcast Corp. Company Guar. Notes 6.50% due 11/15/2035	206,000	280,625
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	2,762,000	2,810,970
Cox Communications, Inc. Senior Notes 3.35% due 09/15/2026*	134,000	135,937
Cox Communications, Inc. Senior Notes 4.60% due 08/15/2047*	137,000	143,200
Cox Communications, Inc. Senior Notes 4.80% due 02/01/2035*	360,000	370,132
CSC Holdings LLC Company Guar. Notes 5.50% due 05/15/2026*	2,925,000	3,056,625
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	2,877,000	2,727,041
Time Warner Cable LLC Senior Sec. Notes 5.50% due 09/01/2041	150,000	159,110

		16,910,559

Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.50% due 08/18/2026	625,000	627,233

Cellular Telecom — 0.0%
Crown Castle Towers LLC Mtg. Notes 3.22% due 05/15/2042*	208,000	209,687

Chemicals-Diversified — 0.1%
Celanese US Holdings LLC Company Guar. Notes 3.50% due 05/08/2024	450,000	462,196
Dow Chemical Co. Senior Notes 3.00% due 11/15/2022	270,000	273,246
Dow Chemical Co. Senior Notes 4.13% due 11/15/2021	270,000	278,798
DowDuPont, Inc. Senior Notes 4.49% due 11/15/2025	330,000	361,309
DowDuPont, Inc. Senior Notes 5.32% due 11/15/2038	165,000	194,779
Westlake Chemical Corp. Company Guar. Notes 4.38% due 11/15/2047	119,000	114,974

		1,685,302

Chemicals-Specialty — 0.0%
Albemarle Corp. Senior Notes 5.45% due 12/01/2044	150,000	160,605

Security Description	Principal Amount	Value (Note 2)
Chemicals-Specialty (continued)
Ecolab, Inc. Senior Notes 3.25% due 01/14/2023	$154,000	$158,186
International Flavors & Fragrances, Inc. Senior Notes 4.45% due 09/26/2028	135,000	147,574
International Flavors & Fragrances, Inc. Senior Notes 5.00% due 09/26/2048	143,000	161,030

		627,395

Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 3.13% due 06/01/2024	103,000	105,091

Computer Services — 0.2%
DXC Technology Co. Senior Notes 4.25% due 04/15/2024	129,000	135,305
IBM Credit LLC Senior Notes 2.65% due 02/05/2021	300,000	301,391
IBM Credit LLC Senior Notes 3.00% due 02/06/2023	400,000	407,734
International Business Machines Corp. Senior Notes 3.30% due 05/15/2026	735,000	763,231
International Business Machines Corp. Senior Notes 3.50% due 05/15/2029	1,365,000	1,430,574

		3,038,235

Computers — 0.9%
Apple, Inc. Senior Notes 2.75% due 01/13/2025	400,000	408,079
Apple, Inc. Senior Notes 2.90% due 09/12/2027	3,086,000	3,157,014
Apple, Inc. Senior Notes 3.00% due 02/09/2024	469,000	483,928
Apple, Inc. Senior Notes 3.00% due 06/20/2027	300,000	309,312
Apple, Inc. Senior Notes 3.20% due 05/13/2025	288,000	301,092
Apple, Inc. Senior Notes 3.20% due 05/11/2027	171,000	178,147
Apple, Inc. Senior Notes 3.35% due 02/09/2027	4,056,000	4,268,651
Apple, Inc. Senior Notes 3.45% due 05/06/2024	186,000	195,942
Apple, Inc. Senior Notes 3.45% due 02/09/2045	519,000	522,150
Apple, Inc. Senior Notes 3.85% due 08/04/2046	362,000	387,347

227

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Computers (continued)
Apple, Inc. Senior Notes 4.38% due 05/13/2045	$1,451,000	$1,666,418
Dell International LLC/EMC Corp. Senior Sec. Notes 5.30% due 10/01/2029*	4,508,000	4,794,654
Dell International LLC/EMC Corp. Senior Sec. Notes 6.02% due 06/15/2026*	590,000	652,329

		17,325,063

Containers-Paper/Plastic — 0.2%
Crown Americas LLC/Crown Americas Capital Corp. Company Guar. Notes 4.75% due 02/01/2026	3,115,000	3,202,220
WRKCo, Inc. Company Guar. Notes 3.75% due 03/15/2025	300,000	312,292
WRKCo., Inc. Company Guar. Notes 3.90% due 06/01/2028	45,000	46,494

		3,561,006

Cosmetics & Toiletries — 0.0%
Procter & Gamble Co. Senior Notes 2.70% due 02/02/2026	300,000	307,969
Unilever Capital Corp. Company Guar. Notes 3.38% due 03/22/2025	120,000	125,423

		433,392

Data Processing/Management — 0.3%
Fidelity National Information Services, Inc. Senior Notes 3.00% due 08/15/2026	3,071,000	3,114,745
Fidelity National Information Services, Inc. Senior Notes 4.75% due 05/15/2048	856,000	970,555
Fiserv, Inc. Senior Notes 3.20% due 07/01/2026	180,000	183,671
Fiserv, Inc. Senior Notes 3.50% due 07/01/2029	1,760,000	1,800,515
Fiserv, Inc. Senior Notes 4.40% due 07/01/2049	175,000	186,543

		6,256,029

Diagnostic Equipment — 0.1%
Danaher Corp. Senior Notes 2.40% due 09/15/2020	81,000	81,000
Thermo Fisher Scientific, Inc. Senior Notes 3.15% due 01/15/2023	450,000	460,235

Security Description	Principal Amount	Value (Note 2)
Diagnostic Equipment (continued)
Thermo Fisher Scientific, Inc. Senior Notes 4.15% due 02/01/2024	$450,000	$481,139

		1,022,374

Distribution/Wholesale — 0.1%
KAR Auction Services, Inc. Company Guar. Notes 5.13% due 06/01/2025*	2,345,000	2,415,350
WW Grainger, Inc. Senior Notes 4.60% due 06/15/2045	104,000	117,591

		2,532,941

Diversified Banking Institutions — 3.5%
Bank of America Corp. Senior Notes 2.37% due 07/21/2021	365,000	364,509
Bank of America Corp. Senior Notes 2.50% due 10/21/2022	359,000	359,185
Bank of America Corp. Senior Notes 2.88% due 04/24/2023	630,000	635,233
Bank of America Corp. Senior Notes 3.09% due 10/01/2025	390,000	397,400
Bank of America Corp. Senior Notes 3.12% due 01/20/2023	144,000	146,113
Bank of America Corp. Senior Notes 3.25% due 10/21/2027	500,000	512,721
Bank of America Corp. Senior Notes 3.30% due 01/11/2023	2,916,000	2,992,610
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	200,000	205,715
Bank of America Corp. Senior Notes 3.42% due 12/20/2028	3,566,000	3,674,142
Bank of America Corp. Senior Notes 3.50% due 05/17/2022	173,000	176,004
Bank of America Corp. Senior Notes 3.55% due 03/05/2024	400,000	413,172
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	1,000,000	1,050,906
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	1,554,000	1,627,699
Bank of America Corp. Senior Notes 3.97% due 03/05/2029	2,482,000	2,650,296
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	292,000	306,497
Bank of America Corp. Senior Notes 4.08% due 04/23/2040	325,000	349,854

228

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026	$270,000	$288,389
Bank of America Corp. Senior Notes 4.33% due 03/15/2050	325,000	368,926
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	5,444,000	6,254,978
Bank of America Corp. Sub. Notes 4.45% due 03/03/2026	575,000	619,355
Citigroup, Inc. Senior Notes 2.35% due 08/02/2021	115,000	114,928
Citigroup, Inc. Senior Notes 2.75% due 04/25/2022	800,000	806,329
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	194,000	198,262
Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	200,000	207,042
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	700,000	730,379
Citigroup, Inc. Sub. Notes 3.88% due 03/26/2025	600,000	623,166
Citigroup, Inc. Senior Notes 3.98% due 03/20/2030	600,000	641,134
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	540,000	575,769
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	190,000	202,305
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	53,000	57,143
Citigroup, Inc. Senior Notes 4.65% due 07/23/2048	310,000	364,730
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	300,000	340,605
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	1,982,000	1,974,738
Goldman Sachs Group, Inc. Senior Notes 2.88% due 10/31/2022	1,800,000	1,811,056
Goldman Sachs Group, Inc. Senior Notes 2.91% due 06/05/2023	450,000	453,671
Goldman Sachs Group, Inc. Senior Notes 3.27% due 09/29/2025	484,000	494,064

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023	$1,399,000	$1,447,721
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028	698,000	725,592
Goldman Sachs Group, Inc. Senior Notes 3.85% due 01/26/2027	898,000	942,168
Goldman Sachs Group, Inc. Senior Notes 4.41% due 04/23/2039	930,000	1,015,784
Goldman Sachs Group, Inc. Senior Notes 4.80% due 07/08/2044	310,000	360,733
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	601,000	611,649
JPMorgan Chase & Co. Senior Notes 3.13% due 01/23/2025	4,250,000	4,356,503
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	4,017,000	4,186,614
JPMorgan Chase & Co. Senior Notes 4.01% due 04/23/2029	5,133,000	5,534,382
Morgan Stanley Senior Notes 2.63% due 11/17/2021	330,000	331,821
Morgan Stanley Senior Notes 3.13% due 07/27/2026	236,000	239,296
Morgan Stanley Senior Notes 3.59% due 07/22/2028	533,000	553,598
Morgan Stanley Senior Notes 3.63% due 01/20/2027	457,000	477,571
Morgan Stanley Senior Notes 3.77% due 01/24/2029	278,000	291,419
Morgan Stanley Senior Notes 3.88% due 01/27/2026	3,445,000	3,646,847
Morgan Stanley Senior Notes 4.00% due 07/23/2025	928,000	989,121
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	300,000	314,534
Morgan Stanley Senior Notes 4.30% due 01/27/2045	1,275,000	1,416,054
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	75,000	80,423
Morgan Stanley Senior Notes 4.46% due 04/22/2039	300,000	335,519
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	228,000	251,964

229

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 5.50% due 07/28/2021	$2,340,000	$2,474,567
Morgan Stanley Senior Notes 5.75% due 01/25/2021	1,440,000	1,508,623

		65,081,528

Diversified Manufacturing Operations — 0.1%
Eaton Corp. Company Guar. Notes 5.80% due 03/15/2037	300,000	363,929
General Electric Capital Corp. Senior Notes 4.65% due 10/17/2021	129,000	134,401
General Electric Co. Senior Notes 5.55% due 01/05/2026	200,000	224,364
Parker-Hannifin Corp. Senior Notes 3.30% due 11/21/2024	180,000	186,517
Parker-Hannifin Corp. Senior Notes 4.10% due 03/01/2047	63,000	66,960
Parker-Hannifin Corp. Senior Notes 4.45% due 11/21/2044	180,000	198,701

		1,174,872

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	270,000	276,566
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	400,000	442,964
Amazon.com, Inc. Senior Notes 4.25% due 08/22/2057	400,000	467,462
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	270,000	331,377

		1,518,369

E-Commerce/Services — 0.2%
Priceline Group, Inc. Senior Notes 2.75% due 03/15/2023	862,000	872,232
Priceline Group, Inc. Senior Notes 3.55% due 03/15/2028	300,000	316,173
Priceline Group, Inc. Senior Notes 3.65% due 03/15/2025	2,307,000	2,425,567

		3,613,972

Electric-Distribution — 0.1%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	121,000	126,257
Connecticut Light & Power Co. 1st Mtg. Notes 4.00% due 04/01/2048	153,000	170,891

Security Description	Principal Amount	Value (Note 2)
Electric-Distribution (continued)
Entergy Louisiana LLC Collateral Trust Bonds 3.05% due 06/01/2031	$145,000	$146,417
Mid-Atlantic Interstate Transmission LLC Senior Notes 4.10% due 05/15/2028*	140,000	151,721
National Rural Utilities Cooperative Finance Corp. Senior Sec. Notes 2.95% due 02/07/2024	87,000	88,956
New England Power Co. Senior Notes 3.80% due 12/05/2047*	140,000	143,823
New York State Electric & Gas Corp. Senior Notes 3.25% due 12/01/2026*	113,000	116,436

		944,501

Electric-Generation — 0.0%
Tri-State Generation & Transmission Association, Inc. 1st Mtg. Notes 4.25% due 06/01/2046	103,000	110,293

Electric-Integrated — 1.0%
Alabama Power Co. Senior Notes 3.75% due 03/01/2045	50,000	52,236
Alabama Power Co. Senior Notes 4.10% due 01/15/2042	63,000	65,877
Alabama Power Co. Senior Notes 5.70% due 02/15/2033	100,000	125,603
Baltimore Gas & Electric Co. Senior Notes 2.80% due 08/15/2022	450,000	454,318
Berkshire Hathaway Energy Co. Senior Notes 3.50% due 02/01/2025	180,000	188,628
Berkshire Hathaway Energy Co. Senior Notes 6.13% due 04/01/2036	176,000	238,913
Cleveland Electric Illuminating Co. Senior Notes 3.50% due 04/01/2028*	286,000	293,555
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/2036	100,000	121,758
CMS Energy Corp. Senior Notes 2.95% due 02/15/2027	116,000	114,817
CMS Energy Corp. Senior Notes 3.88% due 03/01/2024	400,000	417,750
Delmarva Power & Light Co. 1st Mtg. Bonds 4.15% due 05/15/2045	190,000	209,702
Dominion Resources, Inc. Senior Notes 2.75% due 09/15/2022	129,000	129,656

230

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Dominion Resources, Inc. Senior Notes 3.90% due 10/01/2025	$689,000	$732,362
DTE Electric Co. General Refunding Mtg. 3.70% due 03/15/2045	111,000	115,459
DTE Energy Co. Senior Notes 3.50% due 06/01/2024	360,000	372,780
Duke Energy Carolinas LLC Company Guar. Notes 6.00% due 12/01/2028	200,000	247,562
Duke Energy Corp. Senior Notes 3.40% due 06/15/2029	168,000	173,323
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	180,000	189,108
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	200,000	198,948
Duke Energy Indiana LLC 1st Mtg. Notes 3.75% due 05/15/2046	250,000	260,507
Duke Energy Indiana LLC Senior Notes 6.12% due 10/15/2035	100,000	133,076
Duke Energy Ohio, Inc. 1st Mtg. Notes 3.70% due 06/15/2046	133,000	137,338
Duke Energy Progress LLC 1st Mtg. Notes 3.25% due 08/15/2025	254,000	264,161
Duke Energy Progress LLC 1st Mtg. Notes 4.15% due 12/01/2044	180,000	198,497
Duquesne Light Holdings, Inc. Senior Notes 3.62% due 08/01/2027*	400,000	404,042
Edison International Senior Notes 5.75% due 06/15/2027	200,000	223,000
Entergy Arkansas, Inc. 1st Mtg. Bonds 3.50% due 04/01/2026	88,000	92,325
Entergy Mississippi, Inc. 1st Mtg. Notes 2.85% due 06/01/2028	124,000	124,992
Exelon Corp. Junior Sub. Notes 3.50% due 06/01/2022	661,000	676,743
Exelon Generation Co. LLC Senior Notes 3.40% due 03/15/2022	266,000	271,296
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	216,000	225,342
FirstEnergy Corp. Senior Notes 4.85% due 07/15/2047	3,385,000	3,893,880

Security Description	Principal Amount	Value (Note 2)
Electric-Integrated (continued)
Florida Power & Light Co. 1st Mtg. Notes 3.25% due 06/01/2024	$450,000	$468,237
Jersey Central Power & Light Co. Senior Notes 4.30% due 01/15/2026*	245,000	264,971
Jersey Central Power & Light Co. Senior Notes 6.15% due 06/01/2037	100,000	123,104
Kansas City Power & Light Co. Senior Notes 4.20% due 03/15/2048	100,000	111,615
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*	241,000	252,094
MidAmerican Energy Co. 1st Mtg. Notes 3.50% due 10/15/2024	686,000	722,704
Nevada Power Co. General Refunding Mtg. 5.38% due 09/15/2040	96,000	116,050
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 2.40% due 09/15/2019	270,000	269,985
Niagara Mohawk Power Corp. Senior Notes 3.51% due 10/01/2024*	360,000	376,530
Pepco Holdings LLC Senior Notes 7.45% due 08/15/2032	119,000	162,139
PPL Capital Funding, Inc. Company Guar. Notes 5.00% due 03/15/2044	1,100,000	1,243,901
PPL Electric Utilities Corp. 1st Mtg. Bonds 4.13% due 06/15/2044	270,000	296,606
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	150,000	203,882
Public Service Co. of Colorado 1st Mtg. Bonds 3.55% due 06/15/2046	53,000	52,648
Public Service Co. of Oklahoma Senior Notes Series G 6.63% due 11/15/2037	450,000	596,600
Public Service Electric & Gas Co. 1st Mtg. Notes 2.25% due 09/15/2026	70,000	68,076
Public Service Electric & Gas Co. 1st Mtg. Notes 3.00% due 05/15/2025	208,000	212,656
Public Service Electric & Gas Co. 1st Mtg. Notes 5.70% due 12/01/2036	100,000	127,507
Southern California Edison Co. 1st Mtg. Notes 3.65% due 03/01/2028	200,000	208,732
Southern California Edison Co. 1st Mtg. Notes 4.05% due 03/15/2042	350,000	355,776

231

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Southern California Edison Co. 1st Mtg. Notes 5.55% due 01/15/2036	$100,000	$116,339
Southern Co. Senior Notes 3.25% due 07/01/2026	91,000	92,861
Southwestern Public Service Co. 1st Mtg. Notes 4.50% due 08/15/2041	100,000	113,602
Virginia Electric & Power Co. Senior Notes 3.80% due 04/01/2028	120,000	129,589
Virginia Electric & Power Co. Senior Notes 4.45% due 02/15/2044	180,000	206,779
Wisconsin Electric Power Co. Senior Notes 3.10% due 06/01/2025	110,000	112,301
Wisconsin Energy Corp. Senior Notes 3.55% due 06/15/2025	231,000	242,571
Xcel Energy, Inc. Senior Notes 2.40% due 03/15/2021	100,000	99,817
Xcel Energy, Inc. Senior Notes 3.35% due 12/01/2026	220,000	228,006

		18,923,232

Electric-Transmission — 0.1%
AEP Transmission Co. LLC Senior Notes 3.10% due 12/01/2026	972,000	995,207
ITC Holdings Corp. Senior Notes 2.70% due 11/15/2022	350,000	351,008
Pennsylvania Electric Co. Senior Notes 3.25% due 03/15/2028*	75,000	75,911

		1,422,126

Electronic Components-Semiconductors — 0.5%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024	482,000	487,028
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	3,636,000	3,556,725
Broadcom, Inc. Company Guar. Notes 3.63% due 10/15/2024*	3,828,000	3,837,153
Broadcom, Inc. Company Guar. Notes 4.75% due 04/15/2029*	1,400,000	1,426,064

		9,306,970

Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc. Senior Notes 3.25% due 09/08/2024	44,000	43,891

Security Description	Principal Amount	Value (Note 2)
Electronic Parts Distribution (continued)
Arrow Electronics, Inc. Senior Notes 3.50% due 04/01/2022	$200,000	$202,558
Arrow Electronics, Inc. Senior Notes 3.88% due 01/12/2028	133,000	132,450

		378,899

Enterprise Software/Service — 0.2%
Oracle Corp. Senior Notes 2.40% due 09/15/2023	122,000	122,468
Oracle Corp. Senior Notes 2.50% due 05/15/2022	361,000	363,162
Oracle Corp. Senior Notes 2.50% due 10/15/2022	450,000	453,165
Oracle Corp. Senior Notes 2.95% due 11/15/2024	400,000	411,225
Oracle Corp. Senior Notes 2.95% due 05/15/2025	600,000	615,565
Oracle Corp. Senior Notes 3.80% due 11/15/2037	200,000	213,701
Oracle Corp. Senior Notes 3.90% due 05/15/2035	100,000	107,852
Oracle Corp. Senior Notes 4.30% due 07/08/2034	690,000	784,207
Oracle Corp. Senior Notes 4.38% due 05/15/2055	200,000	224,437

		3,295,782

Finance-Consumer Loans — 0.0%
Synchrony Financial Senior Notes 3.70% due 08/04/2026	200,000	201,779

Finance-Credit Card — 0.3%
American Express Credit Corp. Senior Notes 2.38% due 05/26/2020	663,000	662,911
American Express Credit Corp. Senior Notes 2.70% due 03/03/2022	75,000	75,682
Capital One Financial Corp. Senior Notes 3.20% due 02/05/2025	105,000	107,038
Capital One Financial Corp. Senior Notes 3.75% due 04/24/2024	1,065,000	1,120,346
Capital One Financial Corp. Sub. Notes 3.75% due 07/28/2026	240,000	245,878
Capital One Financial Corp. Senior Notes 3.75% due 03/09/2027	1,539,000	1,598,873
Capital One Financial Corp. Senior Notes 3.80% due 01/31/2028	1,034,000	1,071,429

232

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Credit Card (continued)
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	$100,000	$105,097
Western Union Co. Senior Notes 3.60% due 03/15/2022	300,000	307,275

		5,294,529

Finance-Investment Banker/Broker — 0.8%
Charles Schwab Corp. Senior Notes 3.20% due 03/02/2027	3,608,000	3,737,155
Charles Schwab Corp. Senior Notes 3.20% due 01/25/2028	989,000	1,021,953
E*TRADE Financial Corp. Senior Notes 2.95% due 08/24/2022	523,000	526,787
E*TRADE Financial Corp. Senior Notes 3.80% due 08/24/2027	4,193,000	4,292,308
E*TRADE Financial Corp. Senior Notes 4.50% due 06/20/2028	1,523,000	1,630,792
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	1,496,000	1,519,539
TD Ameritrade Holding Corp. Senior Notes 3.30% due 04/01/2027	1,148,000	1,187,824

		13,916,358

Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 3.25% due 03/01/2025	194,000	194,441
International Lease Finance Corp. Senior Notes 5.88% due 08/15/2022	150,000	163,333
International Lease Finance Corp. Senior Notes 8.63% due 01/15/2022	500,000	568,042

		925,816

Finance-Other Services — 0.3%
CME Group, Inc. Senior Notes 3.00% due 03/15/2025	291,000	300,925
GTP Acquisition Partners I LLC Sec. Notes 2.35% due 06/15/2045*	155,000	154,473
GTP Acquisition Partners I LLC Sec. Notes 3.48% due 06/15/2050*	171,000	176,164
Intercontinental Exchange, Inc. Company Guar. Notes 3.10% due 09/15/2027	2,993,000	3,087,354
Intercontinental Exchange, Inc. Senior Notes 3.75% due 09/21/2028	1,520,000	1,637,891

		5,356,807

Security Description	Principal Amount	Value (Note 2)
Food-Confectionery — 0.1%
WM Wrigley Jr. Co. Senior Notes 3.38% due 10/21/2020*	$1,179,000	$1,192,419

Food-Meat Products — 0.0%
Tyson Foods, Inc. Company Guar. Notes 3.95% due 08/15/2024	200,000	211,377

Food-Misc./Diversified — 0.3%
Campbell Soup Co. Senior Notes 3.95% due 03/15/2025	330,000	344,946
Conagra Brands, Inc. Senior Notes 4.60% due 11/01/2025	1,990,000	2,163,336
Conagra Brands, Inc. Senior Notes 5.30% due 11/01/2038	305,000	339,060
General Mills, Inc. Senior Notes 4.00% due 04/17/2025	225,000	238,796
General Mills, Inc. Senior Notes 4.20% due 04/17/2028	145,000	157,869
General Mills, Inc. Senior Notes 4.55% due 04/17/2038	55,000	59,911
Kellogg Co. Senior Notes 3.40% due 11/15/2027	143,000	146,444
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020	650,000	650,870
Kraft Heinz Foods Co. Company Guar. Notes 5.00% due 07/15/2035	580,000	615,885
Kraft Heinz Foods Co. Company Guar. Notes 6.88% due 01/26/2039	82,000	101,265
McCormick & Co., Inc. Senior Notes 3.15% due 08/15/2024	119,000	121,765
McCormick & Co., Inc. Senior Notes 3.40% due 08/15/2027	132,000	135,699

		5,075,846

Food-Retail — 0.0%
The Kroger Co. Senior Notes 4.00% due 02/01/2024	540,000	570,026

Food-Wholesale/Distribution — 0.0%
Sysco Corp. Company Guar. Notes 3.55% due 03/15/2025	140,000	146,363
Sysco Corp. Company Guar. Notes 3.75% due 10/01/2025	111,000	117,242
Sysco Corp. Company Guar. Notes 4.45% due 03/15/2048	100,000	110,639

		374,244

233

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Gas-Distribution — 0.5%
AGL Capital Corp. Company Guar. Notes 3.25% due 06/15/2026	$85,000	$86,378
AGL Capital Corp. Company Guar. Notes 5.25% due 08/15/2019	400,000	400,374
Atmos Energy Corp. Senior Notes 4.13% due 10/15/2044	270,000	299,726
Boston Gas Co. Senior Notes 3.15% due 08/01/2027*	3,603,000	3,687,067
Brooklyn Union Gas Co. Senior Notes 4.27% due 03/15/2048*	250,000	275,923
CenterPoint Energy Resources Corp. Senior Notes 4.50% due 01/15/2021	540,000	552,361
KeySpan Gas East Corp. Notes 2.74% due 08/15/2026*	3,186,000	3,180,071
NiSource, Inc. Senior Notes 6.25% due 12/15/2040	330,000	431,217
Southern Co. Gas Capital Corp. Company Guar. Notes 2.45% due 10/01/2023	58,000	57,699
Southern Co. Gas Capital Corp. Company Guar. Notes 3.95% due 10/01/2046	71,000	70,637

		9,041,453

Independent Power Producers — 0.0%
NRG Energy, Inc. Senior Sec. Notes 4.45% due 06/15/2029*	300,000	309,348

Insurance Brokers — 0.5%
Aon Corp. Company Guar. Notes 3.75% due 05/02/2029	3,568,000	3,746,262
Marsh & McLennan Cos., Inc. Senior Notes 2.35% due 03/06/2020	294,000	293,824
Marsh & McLennan Cos., Inc. Senior Notes 4.20% due 03/01/2048	4,172,000	4,539,976
Marsh & McLennan Cos., Inc. Senior Notes 4.38% due 03/15/2029	878,000	976,997

		9,557,059

Insurance-Life/Health — 0.4%
Athene Global Funding Sec. Notes 2.75% due 04/20/2020*	352,000	352,689
Athene Global Funding Sec. Notes 4.00% due 01/25/2022*	221,000	228,411
Great-West Lifeco Finance Delaware LP Company Guar. Notes 4.15% due 06/03/2047*	300,000	324,068

Security Description	Principal Amount	Value (Note 2)
Insurance-Life/Health (continued)
Jackson National Life Global Funding Senior Sec. Notes 3.25% due 01/30/2024*	$172,000	$177,013
Lincoln National Corp. Senior Notes 3.80% due 03/01/2028	712,000	748,758
Lincoln National Corp. Senior Notes 4.20% due 03/15/2022	450,000	468,361
Pacific Life Insurance Co. Sub. Notes 4.30% due 10/24/2067*	249,000	243,435
Principal Financial Group, Inc. Company Guar. Notes 3.13% due 05/15/2023	100,000	101,992
Principal Financial Group, Inc. Company Guar. Notes 3.40% due 05/15/2025	2,490,000	2,592,912
Protective Life Global Funding Sec. Notes 2.00% due 09/14/2021*	300,000	296,855
Prudential Insurance Co. of America Sub. Notes 8.30% due 07/01/2025*	200,000	256,517
Reliance Standard Life Global Funding II Senior Sec. Notes 3.05% due 01/20/2021*	149,000	149,979
Reliance Standard Life Global Funding II Sec. Notes 3.85% due 09/19/2023*	355,000	368,427
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	200,000	219,596
Torchmark Corp. Senior Notes 4.55% due 09/15/2028	225,000	246,313

		6,775,326

Insurance-Multi-line — 0.1%
American Financial Group, Inc. Senior Notes 3.50% due 08/15/2026	300,000	302,693
Assurant, Inc. Senior Notes 4.20% due 09/27/2023	305,000	316,680
Guardian Life Insurance Co. of America Sub. Notes 4.85% due 01/24/2077*	63,000	74,566
Hartford Financial Services Group, Inc. Senior Notes 4.30% due 04/15/2043	260,000	275,679
Metropolitan Life Global Funding I Senior Sec. Notes 3.00% due 01/10/2023*	326,000	332,018
Voya Financial, Inc. Company Guar. Notes 3.65% due 06/15/2026	50,000	52,160

		1,353,796

234

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	$100,000	$105,461
Liberty Mutual Group, Inc. Company Guar. Notes 4.57% due 02/01/2029*	350,000	386,079
Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	350,000	389,821
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	31,000	51,294
New York Life Global Funding Sec. Notes 3.00% due 01/10/2028*	162,000	165,683
New York Life Insurance Co. Sub. Notes 4.45% due 05/15/2069*	305,000	343,406

		1,441,744

Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/15/2024	630,000	659,885
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/03/2026	50,000	52,572
OneBeacon US Holdings, Inc. Company Guar. Notes 4.60% due 11/09/2022	300,000	308,710

		1,021,167

Internet Content-Entertainment — 0.2%
Netflix, Inc. Senior Notes 4.88% due 04/15/2028	3,046,000	3,146,899

Investment Management/Advisor Services — 0.2%
Ameriprise Financial, Inc. Senior Notes 2.88% due 09/15/2026	331,000	333,777
Blackstone Holdings Finance Co. LLC Company Guar. Notes 4.45% due 07/15/2045*	110,000	117,407
Raymond James Financial, Inc. Senior Notes 4.95% due 07/15/2046	3,045,000	3,478,440

		3,929,624

Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp. Senior Notes 2.75% due 08/20/2021	720,000	727,172
Caterpillar Financial Services Corp. Senior Notes 3.25% due 12/01/2024	180,000	189,127
Caterpillar, Inc. Senior Notes 6.05% due 08/15/2036	100,000	131,873

		1,048,172

Security Description	Principal Amount	Value (Note 2)
Machinery-Farming — 0.1%
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	$539,000	$563,822
John Deere Capital Corp. Senior Notes 3.35% due 06/12/2024	504,000	525,175

		1,088,997

Machinery-General Industrial — 0.2%
Roper Technologies, Inc. Senior Notes 3.00% due 12/15/2020	62,000	62,363
Wabtec Corp. Company Guar. Notes 4.95% due 09/15/2028	3,564,000	3,848,491

		3,910,854

Machinery-Pumps — 0.0%
Xylem, Inc. Senior Notes 3.25% due 11/01/2026	49,000	49,808

Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	500,000	528,653
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2029	875,000	950,278
Boston Scientific Corp. Senior Notes 4.55% due 03/01/2039	200,000	227,270
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	181,000	211,134

		1,917,335

Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	203,000	206,321
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	2,462,000	2,604,467
Quest Diagnostics, Inc. Senior Notes 3.45% due 06/01/2026	56,000	58,061

		2,868,849

Medical Products — 0.3%
Abbott Laboratories Senior Notes 3.40% due 11/30/2023	1,147,000	1,193,581
Abbott Laboratories Senior Notes 3.88% due 09/15/2025	194,000	208,207
Abbott Laboratories Senior Notes 4.90% due 11/30/2046	2,941,000	3,657,987
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	84,000	88,075

235

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical Products (continued)
Zimmer Biomet Holdings, Inc. Senior Notes 3.70% due 03/19/2023	$97,000	$99,883

		5,247,733

Medical-Biomedical/Gene — 0.0%
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	29,000	29,632
Baxalta, Inc. Company Guar. Notes 5.25% due 06/23/2045	14,000	17,302
Celgene Corp. Senior Notes 3.90% due 02/20/2028	325,000	349,010
Celgene Corp. Senior Notes 4.55% due 02/20/2048	155,000	177,704
Celgene Corp. Senior Notes 5.70% due 10/15/2040	114,000	141,967
Gilead Sciences, Inc. Senior Notes 4.60% due 09/01/2035	86,000	98,652

		814,267

Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 4.40% due 11/06/2042	275,000	272,339
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	420,000	438,165
Allergan, Inc. Company Guar. Notes 2.80% due 03/15/2023	300,000	300,113
Allergan, Inc. Company Guar. Notes 3.38% due 09/15/2020	138,000	139,102
Bristol-Myers Squibb Co. Senior Notes 3.20% due 06/15/2026*	358,000	370,458
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029*	386,000	403,453
Bristol-Myers Squibb Co. Senior Notes 4.13% due 06/15/2039*	241,000	262,934
Eli Lilly & Co. Senior Notes 4.15% due 03/15/2059	230,000	252,691
Johnson & Johnson Senior Notes 3.40% due 01/15/2038	309,000	319,636
Johnson & Johnson Senior Notes 4.38% due 12/05/2033	46,000	53,691
Merck & Co., Inc. Senior Notes 3.70% due 02/10/2045	34,000	36,199
Merck & Co., Inc. Senior Notes 3.90% due 03/07/2039	470,000	522,539

Security Description	Principal Amount	Value (Note 2)
Medical-Drugs (continued)
Pfizer, Inc. Senior Notes 3.00% due 12/15/2026	$300,000	$310,274
Pfizer, Inc. Senior Notes 3.90% due 03/15/2039	480,000	524,337

		4,205,931

Medical-HMO — 0.3%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	120,000	120,236
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	540,000	558,853
Anthem, Inc. Senior Notes 4.10% due 03/01/2028	105,000	111,678
Magellan Health, Inc. Senior Notes 4.40% due 09/22/2024	400,000	400,000
UnitedHealth Group, Inc. Senior Bonds 2.38% due 10/15/2022	3,551,000	3,562,599
UnitedHealth Group, Inc. Senior Notes 2.75% due 02/15/2023	181,000	183,386
UnitedHealth Group, Inc. Senior Notes 3.10% due 03/15/2026	201,000	207,708
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	420,000	422,948
UnitedHealth Group, Inc. Senior Notes 4.63% due 07/15/2035	260,000	304,814
WellPoint, Inc. Senior Notes 4.65% due 08/15/2044	180,000	196,422

		6,068,644

Medical-Hospitals — 0.7%
Hackensack Meridian Health, Inc. Sec. Notes 4.21% due 07/01/2048	1,583,000	1,761,429
Hackensack Meridian Health, Inc. Senior Notes 4.50% due 07/01/2057	2,009,000	2,326,935
HCA, Inc. Senior Sec. Notes 5.13% due 06/15/2039	335,000	351,817
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	1,552,000	1,722,162
HCA, Inc. Company Guar. Notes 5.63% due 09/01/2028	3,405,000	3,754,694
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	594,000	611,296
Northwell Healthcare, Inc. Sec. Notes 4.26% due 11/01/2047	1,720,000	1,849,075

236

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Hospitals (continued)
Providence St Joseph Health Obligated Group Notes 2.75% due 10/01/2026	$84,000	$83,671
Texas Health Resources Sec. Notes 4.33% due 11/15/2055	400,000	457,591

		12,918,670

Metal Processors & Fabrication — 0.0%
Precision Castparts Corp. Senior Notes 3.25% due 06/15/2025	160,000	166,387
Precision Castparts Corp. Senior Notes 4.20% due 06/15/2035	150,000	161,852
Precision Castparts Corp. Senior Notes 4.38% due 06/15/2045	100,000	113,637

		441,876

Metal-Aluminum — 0.1%
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	2,345,000	2,430,006

Metal-Copper — 0.3%
Freeport-McMoRan, Inc. Company Guar. Notes 5.40% due 11/14/2034	2,490,000	2,402,850
Freeport-McMoRan, Inc. Company Guar. Notes 6.88% due 02/15/2023	2,800,000	2,947,000

		5,349,850

Metal-Diversified — 0.1%
Glencore Funding LLC Company Guar. Notes 4.13% due 05/30/2023*	1,114,000	1,156,833

Multimedia — 0.1%
NBCUniversal Media LLC Company Guar. Notes 2.88% due 01/15/2023	900,000	917,862
Viacom, Inc. Senior Notes 3.88% due 04/01/2024	112,000	116,807
Walt Disney Co. Company Guar. Notes 3.70% due 10/15/2025*	540,000	576,744
Walt Disney Co. Company Guar. Notes 6.15% due 02/15/2041*	200,000	280,296

		1,891,709

Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 3.63% due 03/04/2024	360,000	382,725

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Senior Notes 3.95% due 05/15/2028	1,322,000	1,436,857

Security Description	Principal Amount	Value (Note 2)
Non-Hazardous Waste Disposal (continued)
Republic Services, Inc. Senior Notes 5.00% due 03/01/2020	$450,000	$456,493
Waste Management, Inc. Company Guar. Notes 3.45% due 06/15/2029	195,000	205,279

		2,098,629

Oil Companies-Exploration & Production — 0.1%
Anadarko Holding Co. Senior Notes 7.15% due 05/15/2028	308,000	366,880
Apache Corp. Senior Notes 5.10% due 09/01/2040	550,000	541,965
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	225,000	256,319
EOG Resources, Inc. Senior Notes 4.15% due 01/15/2026	100,000	109,467
EQT Corp. Senior Notes 3.90% due 10/01/2027	201,000	179,532
Marathon Oil Corp. Senior Notes 2.80% due 11/01/2022	200,000	200,481
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	130,000	138,724
Noble Energy, Inc. Senior Notes 6.00% due 03/01/2041	180,000	208,481
Occidental Petroleum Corp. Senior Notes 3.00% due 02/15/2027	111,000	110,597
Occidental Petroleum Corp. Senior Notes 4.63% due 06/15/2045	53,000	55,693

		2,168,139

Oil Companies-Integrated — 0.1%
BP Capital Markets America, Inc. Company Guar. Notes 3.02% due 01/16/2027	300,000	306,105
BP Capital Markets America, Inc. Company Guar. Notes 3.22% due 04/14/2024	400,000	413,065
Chevron Corp. Senior Notes 2.90% due 03/03/2024	215,000	221,525
Eni USA, Inc. Company Guar. Notes 7.30% due 11/15/2027	200,000	253,875
Exxon Mobil Corp. Senior Notes 4.11% due 03/01/2046	183,000	209,705

		1,404,275

Oil Refining & Marketing — 0.2%
Marathon Petroleum Corp. Senior Notes 4.75% due 09/15/2044	2,160,000	2,268,130

237

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Refining & Marketing (continued)
Marathon Petroleum Corp. Senior Notes 5.85% due 12/15/2045	$1,070,000	$1,194,370
Phillips 66 Company Guar. Notes 3.90% due 03/15/2028	70,000	74,226
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	500,000	525,707

		4,062,433

Oil-Field Services — 0.0%
Baker Hughes a GE Co., LLC Senior Notes 5.13% due 09/15/2040	150,000	166,902
Halliburton Co. Senior Notes 3.50% due 08/01/2023	350,000	362,090
Halliburton Co. Senior Notes 4.85% due 11/15/2035	85,000	93,464
Schlumberger Holdings Corp. Senior Notes 3.90% due 05/17/2028*	227,000	237,254

		859,710

Paper & Related Products — 0.0%
International Paper Co. Senior Notes 3.00% due 02/15/2027	214,000	213,293
International Paper Co. Senior Notes 7.30% due 11/15/2039	100,000	131,719
International Paper Co. Senior Notes 8.70% due 06/15/2038	100,000	144,389

		489,401

Pharmacy Services — 0.5%
Cigna Corp. Company Guar. Notes 3.75% due 07/15/2023*	4,028,000	4,183,585
CVS Health Corp. Senior Notes 4.00% due 12/05/2023	877,000	917,716
CVS Health Corp. Senior Notes 4.10% due 03/25/2025	456,000	479,857
CVS Health Corp. Senior Notes 4.30% due 03/25/2028	339,000	360,221
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	845,000	896,197
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	279,000	302,399
CVS Pass-Through Trust Pass-Through Certs. 7.51% due 01/10/2032*	221,072	272,695
CVS Pass-Through Trust Pass-Through Certs. 8.35% due 07/10/2031*	297,538	378,991

Security Description	Principal Amount	Value (Note 2)
Pharmacy Services (continued)
Express Scripts Holding Co. Company Guar. Notes 3.00% due 07/15/2023	$540,000	$546,316
Express Scripts Holding Co. Company Guar. Notes 3.50% due 06/15/2024	180,000	186,034

		8,524,011

Pipelines — 1.2%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.25% due 01/15/2025	161,000	170,251
Boardwalk Pipelines LP Company Guar. Notes 4.80% due 05/03/2029	200,000	209,639
Buckeye Partners LP Senior Notes 3.95% due 12/01/2026	28,000	24,955
Buckeye Partners LP Senior Notes 4.88% due 02/01/2021	250,000	254,726
Buckeye Partners LP Senior Notes 5.85% due 11/15/2043	260,000	229,413
Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028	150,000	155,382
Energy Transfer Partners LP Company Guar. Notes 3.60% due 02/01/2023	282,000	288,811
Energy Transfer Partners LP Company Guar. Notes 4.05% due 03/15/2025	173,000	180,009
Energy Transfer Partners LP Company Guar. Notes 4.75% due 01/15/2026	128,000	137,885
Energy Transfer Partners LP Company Guar. Notes 6.05% due 06/01/2041	517,000	580,284
Energy Transfer Partners LP Company Guar. Notes 6.50% due 02/01/2042	56,000	66,308
EnLink Midstream Partners LP Senior Notes 4.15% due 06/01/2025	300,000	295,500
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	270,000	284,964
Enterprise Products Operating LLC Company Guar. Notes 3.90% due 02/15/2024	720,000	760,908
Enterprise Products Operating LLC Company Guar. Notes 4.95% due 10/15/2054	180,000	200,326
EQM Midstream Partners LP Senior Notes 5.50% due 07/15/2028	350,000	351,703
Kinder Morgan Energy Partners LP Company Guar. Notes 5.40% due 09/01/2044	1,700,000	1,884,048
Kinder Morgan, Inc. Company Guar. Notes 4.30% due 03/01/2028	500,000	534,437

238

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Magellan Midstream Partners LP Senior Notes 3.20% due 03/15/2025	$103,000	$103,561
Magellan Midstream Partners LP Senior Notes 4.20% due 12/01/2042	108,000	105,372
Magellan Midstream Partners LP Senior Notes 4.25% due 02/01/2021	150,000	153,673
Magellan Midstream Partners LP Senior Notes 6.40% due 05/01/2037	210,000	262,263
MPLX LP Senior Notes 4.13% due 03/01/2027	155,000	161,461
MPLX LP Senior Notes 4.50% due 04/15/2038	210,000	212,616
MPLX LP Senior Notes 4.70% due 04/15/2048	849,000	858,122
MPLX LP Senior Notes 4.80% due 02/15/2029	279,000	305,411
MPLX LP Senior Notes 5.20% due 03/01/2047	81,000	86,839
ONEOK Partners LP Company Guar. Notes 3.38% due 10/01/2022	40,000	40,731
ONEOK Partners LP Company Guar. Notes 4.90% due 03/15/2025	400,000	434,268
ONEOK Partners LP Company Guar. Notes 5.00% due 09/15/2023	90,000	97,047
ONEOK Partners LP Company Guar. Notes 6.65% due 10/01/2036	240,000	297,106
ONEOK, Inc. Company Guar. Notes 5.20% due 07/15/2048	2,354,000	2,581,984
ONEOK, Inc. Company Guar. Notes 7.50% due 09/01/2023	559,000	652,574
Phillips 66 Partners LP Senior Notes 3.55% due 10/01/2026	49,000	49,988
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	106,000	114,690
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.60% due 11/01/2024	810,000	824,207
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	1,114,000	1,164,344
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.75% due 05/15/2024	2,386,000	2,646,961

Security Description	Principal Amount	Value (Note 2)
Pipelines (continued)
Southern Natural Gas Co. LLC Senior Notes 4.80% due 03/15/2047*	$102,000	$108,357
Southern Natural Gas Co. LLC Senor Notes 8.00% due 03/01/2032	140,000	198,586
Spectra Energy Partners LP Company Guar. Notes 3.50% due 03/15/2025	313,000	323,382
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.95% due 01/15/2043	567,000	557,755
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.95% due 12/01/2025	180,000	204,053
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.88% due 04/15/2026	2,930,000	3,093,934
TC PipeLines LP Senior Notes 3.90% due 05/25/2027	106,000	108,934
Texas Eastern Transmission LP Senior Notes 3.50% due 01/15/2028*	60,000	61,590
Williams Cos., Inc. Senior Notes 3.90% due 01/15/2025	174,000	181,636
Williams Cos., Inc. Senior Notes 4.85% due 03/01/2048	178,000	189,485

		22,790,479

Radio — 0.2%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	3,130,000	3,270,850

Real Estate Investment Trusts — 1.4%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.80% due 04/15/2026	70,000	73,535
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.00% due 02/01/2050	334,000	339,996
American Campus Communities Operating Partnership LP Company Guar. Notes 3.63% due 11/15/2027	441,000	451,743
American Tower Corp. Senior Notes 3.38% due 10/15/2026	175,000	179,204
American Tower Corp. Senior Notes 3.55% due 07/15/2027	4,489,000	4,613,681
American Tower Corp. Senior Notes 3.80% due 08/15/2029	703,000	727,448
AvalonBay Communities, Inc. Senior Notes 2.85% due 03/15/2023	150,000	152,227

239

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
AvalonBay Communities, Inc. Senior Notes 2.90% due 10/15/2026	$110,000	$112,007
AvalonBay Communities, Inc. Senior Notes 3.90% due 10/15/2046	64,000	68,533
Boston Properties LP Senior Notes 3.20% due 01/15/2025	228,000	233,701
Boston Properties LP Senior Notes 3.65% due 02/01/2026	148,000	154,977
Brixmor Operating Partnership LP Senior Notes 3.85% due 02/01/2025	200,000	206,541
Crown Castle International Corp. Senior Notes 2.25% due 09/01/2021	1,575,000	1,564,965
Crown Castle International Corp. Senior Notes 3.20% due 09/01/2024	937,000	955,352
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	945,000	987,362
Crown Castle International Corp. Senior Bonds 3.80% due 02/15/2028	893,000	933,007
Crown Castle International Corp. Senior Notes 4.00% due 03/01/2027	464,000	492,405
Crown Castle International Corp. Senior Notes 4.88% due 04/15/2022	100,000	105,909
Crown Castle International Corp. Senior Notes 5.25% due 01/15/2023	100,000	108,506
DDR Corp. Senior Notes 4.70% due 06/01/2027	94,000	101,396
Digital Realty Trust LP Company Guar. Notes 3.70% due 08/15/2027	115,000	119,144
Duke Realty LP Company Guar. Notes 3.63% due 04/15/2023	270,000	278,915
EPR Properties Company Guar. Notes 4.95% due 04/15/2028	39,000	41,965
Equinix, Inc. Senior Notes 5.38% due 05/15/2027	2,685,000	2,882,213
ERP Operating LP Senior Notes 4.75% due 07/15/2020	270,000	274,349
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.25% due 06/01/2025	1,006,000	1,080,545
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 11/01/2023	1,705,000	1,838,143

Security Description	Principal Amount	Value (Note 2)
Real Estate Investment Trusts (continued)
Goodman US Finance Three LLC Company Guar. Notes 3.70% due 03/15/2028*	$215,000	$217,906
Government Properties Income Trust Senior Notes 4.00% due 07/15/2022	275,000	277,541
HCP, Inc. Senior Notes 3.50% due 07/15/2029	356,000	360,801
HCP, Inc. Senior Notes 3.88% due 08/15/2024	575,000	609,125
Health Care REIT, Inc. Senior Notes 3.75% due 03/15/2023	200,000	207,648
Health Care REIT, Inc. Senior Notes 4.00% due 06/01/2025	120,000	126,809
Life Storage LP Company Guar. Notes 4.00% due 06/15/2029	415,000	429,866
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	1,515,000	1,568,025
National Retail Properties, Inc. Senior Notes 4.00% due 11/15/2025	291,000	307,285
Public Storage Senior Notes 3.39% due 05/01/2029	180,000	188,888
Realty Income Corp. Senior Notes 3.25% due 10/15/2022	300,000	307,271
Realty Income Corp. Senior Notes 3.88% due 07/15/2024	100,000	106,112
Realty Income Corp. Senior Notes 3.88% due 04/15/2025	210,000	223,680
Select Income REIT Senior Notes 3.60% due 02/01/2020	450,000	450,889
Senior Housing Properties Trust Senior Notes 4.75% due 02/15/2028	150,000	147,251
UDR, Inc. Company Guar. Notes 3.20% due 01/15/2030	370,000	372,862
Ventas Realty LP Company Guar. Notes 3.75% due 05/01/2024	380,000	396,810

		25,376,538

Rental Auto/Equipment — 0.2%
ERAC USA Finance LLC Company Guar. Notes 2.60% due 12/01/2021*	200,000	200,309
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	685,000	724,290

240

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Rental Auto/Equipment (continued)
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	$2,655,000	$3,630,079

		4,554,678

Resort/Theme Parks — 0.2%
Six Flags Entertainment Corp. Company Guar. Notes 4.88% due 07/31/2024*	3,185,000	3,256,662

Retail-Auto Parts — 0.0%
O’Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027	185,000	191,863

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 2.63% due 06/01/2022	43,000	43,601
Home Depot, Inc. Senior Notes 4.20% due 04/01/2043	172,000	192,852
Home Depot, Inc. Senior Notes 4.40% due 03/15/2045	180,000	208,219
Lowe’s Cos., Inc. Senior Notes 3.13% due 09/15/2024	180,000	185,626
Lowe’s Cos., Inc. Senior Notes 3.65% due 04/05/2029	314,000	328,496
Lowe’s Cos., Inc. Senior Notes 4.55% due 04/05/2049	247,000	268,952

		1,227,746

Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc. Senior Notes 5.50% due 03/15/2021	3,128,000	3,252,774

Retail-Discount — 0.2%
Costco Wholesale Corp. Senior Notes 2.75% due 05/18/2024	215,000	220,179
Dollar General Corp. Senior Notes 4.13% due 05/01/2028	200,000	214,588
Dollar Tree, Inc. Senior Notes 4.20% due 05/15/2028	1,985,000	2,068,382
Wal-Mart Stores, Inc. Senior Notes 3.30% due 04/22/2024	270,000	282,762

		2,785,911

Retail-Drug Store — 0.0%
Walgreens Boots Alliance, Inc. Senior Notes 3.80% due 11/18/2024	100,000	104,473
Walgreens Boots Alliance, Inc. Senior Notes 4.50% due 11/18/2034	460,000	474,997

		579,470

Security Description	Principal Amount	Value (Note 2)
Retail-Restaurants — 0.0%
McDonald’s Corp. Senior Notes 4.70% due 12/09/2035	$155,000	$178,675
McDonald’s Corp. Senior Notes 6.30% due 10/15/2037	102,000	134,982

		313,657

Schools — 0.0%
President and Fellows of Harvard College Notes 3.30% due 07/15/2056	304,000	307,759

Semiconductor Components-Integrated Circuits — 0.0%
Analog Devices, Inc. Senior Notes 3.13% due 12/05/2023	122,000	124,350
Analog Devices, Inc. Senior Notes 4.50% due 12/05/2036	57,000	59,649

		183,999

Software Tools — 0.0%
VMware, Inc. Senior Notes 2.95% due 08/21/2022	389,000	391,915

Special Purpose Entities — 0.2%
Toll Road Investors Partnership II LP Senior Bonds zero coupon due 02/15/2026*	939,000	671,569
Toll Road Investors Partnership II LP Senior Bonds zero coupon due 02/15/2029*	2,723,000	1,661,265
Toll Road Investors Partnership II LP Senior Bonds zero coupon due 02/15/2031*	939,000	507,301

		2,840,135

Specified Purpose Acquisitions — 0.0%
CVS Pass-Through Trust Pass-Through Certs. 4.70% due 01/10/2036*	251,144	267,388

Steel-Producers — 0.0%
Nucor Corp. Senior Notes 6.40% due 12/01/2037	100,000	133,634

Telephone-Integrated — 0.7%
AT&T, Inc. Senior Notes 3.55% due 06/01/2024	1,200,000	1,246,278
AT&T, Inc. Senior Notes 3.60% due 07/15/2025	350,000	364,054
AT&T, Inc. Senior Notes 3.80% due 02/15/2027	1,177,000	1,227,558
AT&T, Inc. Senior Notes 3.95% due 01/15/2025	417,000	440,320
AT&T, Inc. Senior Notes 4.13% due 02/17/2026	330,000	353,135

241

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
AT&T, Inc. Senior Notes 4.30% due 02/15/2030	$1,271,000	$1,365,215
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	1,638,000	1,731,488
AT&T, Inc. Senior Notes 4.90% due 08/15/2037	936,000	1,021,693
AT&T, Inc. Senior Notes 5.15% due 11/15/2046	500,000	553,868
AT&T, Inc. Senior Notes 5.25% due 03/01/2037	1,710,000	1,940,639
AT&T, Inc. Senior Notes 5.35% due 09/01/2040	189,000	213,302
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	50,000	54,286
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	1,268,000	1,405,710
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	195,000	220,837
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	372,000	433,617
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	274,000	329,920

		12,901,920

Television — 0.0%
CBS Corp. Company Guar. Notes 3.70% due 08/15/2024	540,000	560,311

Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 4.80% due 02/14/2029	811,000	875,125
BAT Capital Corp. Company Guar. Notes 3.22% due 08/15/2024	1,096,000	1,104,911
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037	308,000	296,841

		2,276,877

Transport-Equipment & Leasing — 0.0%
Aviation Capital Group Corp. Senior Notes 2.88% due 01/20/2022*	250,000	251,565
Aviation Capital Group LLC Senior Notes 3.88% due 05/01/2023*	100,000	103,088

		354,653

Security Description	Principal Amount	Value (Note 2)
Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 3.00% due 03/15/2023	$300,000	$307,525
Burlington Northern Santa Fe LLC Senior Notes 3.05% due 09/01/2022	720,000	734,707
Burlington Northern Santa Fe LLC Senior Notes 3.55% due 02/15/2050	271,000	273,649
Burlington Northern Santa Fe LLC Senior Notes 3.65% due 09/01/2025	400,000	423,788
CSX Corp. Senior Notes 4.75% due 11/15/2048	390,000	453,721
Norfolk Southern Corp. Senior Notes 3.85% due 01/15/2024	221,000	232,948
Union Pacific Corp. Senior Notes 4.10% due 09/15/2067	100,000	99,204

		2,525,542

Transport-Services — 0.0%
FedEx Corp. Company Guar. Notes 3.90% due 02/01/2035	270,000	275,639
Ryder System, Inc. Senior Notes 2.45% due 09/03/2019	360,000	359,926
Ryder System, Inc. Senior Notes 2.50% due 05/11/2020	147,000	147,044
Ryder System, Inc. Senior Notes 2.88% due 09/01/2020	57,000	57,251

		839,860

Transport-Truck — 0.0%
JB Hunt Transport Services, Inc. Company Guar. Notes 3.88% due 03/01/2026	245,000	258,682

Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.70% due 03/14/2023*	360,000	359,999
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.13% due 08/01/2023*	250,000	261,929

		621,928

Veterinary Diagnostics — 0.2%
Elanco Animal Health, Inc. Senior Notes 4.27% due 08/28/2023	1,367,000	1,437,840
Elanco Animal Health, Inc. Senior Notes 4.90% due 08/28/2028	1,300,000	1,440,098

		2,877,938

242

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co. Company Guar. Notes 4.13% due 11/15/2025	$251,000	$273,240

Water — 0.0%
American Water Capital Corp. Senior Notes 3.40% due 03/01/2025	451,000	468,311

Total U.S. Corporate Bonds & Notes (cost $461,588,077)		484,776,533

FOREIGN CORPORATE BONDS & NOTES — 8.2%
Aerospace/Defense — 0.0%
BAE Systems PLC Senior Notes 4.75% due 10/11/2021*	300,000	313,025

Aerospace/Defense-Equipment — 0.0%
Airbus SE Senior Notes 3.15% due 04/10/2027*	245,000	253,702
Airbus SE Senior Notes 3.95% due 04/10/2047*	150,000	163,896

		417,598

Agricultural Chemicals — 0.0%
Nutrien, Ltd. Senior Notes 4.13% due 03/15/2035	300,000	301,254
Nutrien, Ltd. Senior Notes 4.20% due 04/01/2029	75,000	80,946
Nutrien, Ltd. Senior Notes 5.00% due 04/01/2049	110,000	123,153

		505,353

Airlines — 0.1%
Air Canada Pass-Through Trust Pass-Through Certs. Series 2017-1, Class AA 3.30% due 07/15/2031*	203,043	205,220
Air Canada Pass-Through Trust Pass-Through Certs. Series 2017-1, Class A 3.55% due 07/15/2031*	286,538	288,634
Air Canada Pass-Through Trust Pass-Through Certs. Series 2013-1A, Class A 4.13% due 11/15/2026*	306,138	322,608
British Airways Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 3.30% due 06/15/2034*	395,000	398,911
British Airways Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.80% due 03/20/2033*	320,950	336,445
British Airways Pass-Through Trust Pass-Through Certs. Series 2018-1, Class A 4.13% due 03/20/2033*	428,997	449,288

		2,001,106

Security Description	Principal Amount	Value (Note 2)
Banks-Commercial — 1.3%
ABN AMRO Bank NV Senior Notes 2.45% due 06/04/2020*	$438,000	$437,971
ABN AMRO Bank NV Sub. Notes 4.75% due 07/28/2025*	400,000	429,124
ABN AMRO Bank NV Sub. Notes 4.80% due 04/18/2026*	3,200,000	3,447,981
AIB Group PLC Senior Notes 4.75% due 10/12/2023*	585,000	614,999
ANZ New Zealand International, Ltd. Company Guar. Notes 2.85% due 08/06/2020*	250,000	250,988
ASB Bank, Ltd. Senior Notes 3.13% due 05/23/2024*	440,000	448,587
Australia & New Zealand Banking Group, Ltd. Sub. Notes 4.40% due 05/19/2026*	200,000	210,159
Bank of Montreal Sub. Notes 3.80% due 12/15/2032	167,000	170,080
Banque Federative du Credit Mutuel SA Senior Notes 3.75% due 07/20/2023*	435,000	454,397
BNZ International Funding, Ltd. Company Guar. Notes 2.90% due 02/21/2022*	250,000	252,196
BPCE SA Sub. Notes 4.50% due 03/15/2025*	2,200,000	2,313,150
BPCE SA Sub. Notes 4.63% due 07/11/2024*	600,000	633,479
Commonwealth Bank of Australia Senior Notes 2.00% due 09/06/2021*	300,000	298,173
Commonwealth Bank of Australia Senior Notes 2.50% due 09/18/2022*	400,000	401,626
Commonwealth Bank of Australia Senior Notes 2.85% due 05/18/2026*	300,000	303,987
Commonwealth Bank of Australia Senior Notes 3.45% due 03/16/2023*	300,000	310,734
Commonwealth Bank of Australia Sub. Notes 4.50% due 12/09/2025*	201,000	213,715
Cooperatieve Rabobank UA Senior Notes 3.88% due 09/26/2023*	250,000	262,807
Cooperatieve Rabobank UA Company Guar. Notes 4.38% due 08/04/2025	536,000	568,632
Cooperatieve Rabobank UA Company Guar. Notes 4.63% due 12/01/2023	400,000	428,533

243

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Credit Suisse AG Sub. Notes 6.50% due 08/08/2023*	$528,000	$583,425
Danske Bank A/S Senior Notes 2.00% due 09/08/2021*	200,000	196,908
Danske Bank A/S Senior Notes 2.70% due 03/02/2022*	200,000	199,907
HSBC Bank PLC Senior Notes 4.75% due 01/19/2021*	1,260,000	1,299,627
Industrial & Commercial Bank of China, Ltd. Senior Notes 2.45% due 10/20/2021	300,000	297,841
ING Groep NV Senior Notes 4.10% due 10/02/2023	925,000	977,878
Macquarie Bank, Ltd. Senior Notes 2.85% due 07/29/2020*	250,000	251,255
Macquarie Bank, Ltd. Senior Notes 4.00% due 07/29/2025*	250,000	263,387
National Australia Bank, Ltd. Senior Notes 2.50% due 07/12/2026	250,000	248,536
National Australia Bank, Ltd. Senior Notes 3.38% due 01/14/2026	250,000	261,929
National Australia Bank, Ltd. Senior Notes 3.93% due 08/02/2034*	470,000	472,049
Nordea Bank AB Senior Notes 2.50% due 09/17/2020*	300,000	300,397
Nordea Bank AB Sub. Notes 4.25% due 09/21/2022*	450,000	468,111
Nordea Bank AB Senior Notes 4.88% due 01/27/2020*	100,000	101,219
Royal Bank of Canada Senior Notes 2.75% due 02/01/2022	198,000	200,371
Royal Bank of Canada Senior Notes 3.70% due 10/05/2023	900,000	943,732
Santander UK Group Holdings PLC Senior Notes 3.57% due 01/10/2023	400,000	404,708
Santander UK Group Holdings PLC Sub. Notes 4.75% due 09/15/2025*	200,000	206,620
Standard Chartered PLC Senior Notes 3.05% due 01/15/2021*	250,000	251,347
Standard Chartered PLC Senior Notes 4.25% due 01/20/2023*	400,000	412,018
Standard Chartered PLC Senior Notes 4.31% due 05/21/2030*	200,000	207,014

Security Description	Principal Amount	Value (Note 2)
Banks-Commercial (continued)
Standard Chartered PLC Sub. Notes 4.87% due 03/15/2033*	$250,000	$263,425
Sumitomo Mitsui Trust Bank, Ltd. Senior Notes 2.05% due 10/18/2019*	400,000	399,753
Svenska Handelsbanken AB Company Guar. Notes 2.40% due 10/01/2020	400,000	400,288
Toronto-Dominion Bank Senior Notes 2.65% due 06/12/2024	620,000	624,893
Westpac Banking Corp. Bonds 2.00% due 03/03/2020*	439,000	438,148
Westpac Banking Corp. Senior Notes 2.60% due 11/23/2020	220,000	220,752
Westpac Banking Corp. Senior Notes 2.85% due 05/13/2026	200,000	203,702
Westpac Banking Corp. Sub. Notes 4.32% due 11/23/2031	300,000	311,164
Westpac Banking Corp. Sub. Notes 4.42% due 07/24/2039	265,000	278,223

		24,139,945

Banks-Fiduciary — 0.0%
Mitsubishi UFJ Trust & Banking Corp. Senior Notes 2.65% due 10/19/2020*	300,000	300,810

Banks-Money Center — 0.0%
Lloyds Bank PLC Company Guar. Notes 2.40% due 03/17/2020	300,000	299,875

Beverages-Non-alcoholic — 0.0%
Coca-Cola Femsa SAB de CV Company Guar. Notes 3.88% due 11/26/2023	150,000	157,673

Cellular Telecom — 0.2%
America Movil SAB de CV Senior Notes 3.13% due 07/16/2022	810,000	823,147
Rogers Communications, Inc. Company Guar. Notes 4.35% due 05/01/2049	275,000	298,685
Vodafone Group PLC Senior Notes 3.75% due 01/16/2024	190,000	197,808
Vodafone Group PLC Senior Notes 4.13% due 05/30/2025	228,000	242,251
Vodafone Group PLC Senior Notes 4.88% due 06/19/2049	450,000	483,038
Vodafone Group PLC Senior Notes 5.25% due 05/30/2048	226,000	254,162

244

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Cellular Telecom (continued)
Vodafone Group PLC Senior Notes 6.25% due 11/30/2032	$300,000	$372,391

		2,671,482

Containers-Metal/Glass — 0.1%
ARD Finance SA Senior Sec. Notes 7.13% due 09/15/2023(6)	2,345,000	2,415,350

Diversified Banking Institutions — 1.6%
Banco Santander SA Senior Notes 3.13% due 02/23/2023	200,000	202,286
Bank of Nova Scotia Sub. Notes 4.50% due 12/16/2025	210,000	225,957
Barclays PLC Senior Notes 3.68% due 01/10/2023	652,000	658,954
Barclays PLC Senior Notes 4.38% due 01/12/2026	2,344,000	2,420,760
Barclays PLC Senior Notes 4.61% due 02/15/2023	450,000	463,043
Barclays PLC Senior Notes 4.97% due 05/16/2029	1,576,000	1,674,189
Credit Agricole SA Sub. Notes 4.38% due 03/17/2025*	200,000	210,005
Credit Suisse Group AG Senior Notes 3.57% due 01/09/2023*	500,000	508,509
Credit Suisse Group AG Senior Bonds 3.87% due 01/12/2029*	250,000	258,278
Credit Suisse Group AG Senior Notes 4.28% due 01/09/2028*	250,000	264,472
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.75% due 03/26/2025	2,860,000	2,977,756
Deutsche Bank AG Senior Notes 3.70% due 05/30/2024	450,000	444,909
Deutsche Bank AG Senior Notes 4.25% due 10/14/2021	300,000	303,216
HSBC Holdings PLC Senior Notes 2.65% due 01/05/2022	680,000	680,784
HSBC Holdings PLC Sub. Notes 4.25% due 08/18/2025	200,000	209,429
HSBC Holdings PLC Sub. Notes 4.38% due 11/23/2026	200,000	212,726

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
HSBC Holdings PLC Sub. Notes 6.50% due 05/02/2036	$600,000	$781,094
Lloyds Banking Group PLC Senior Notes 2.91% due 11/07/2023	200,000	198,934
Lloyds Banking Group PLC Senior Notes 3.75% due 01/11/2027	2,132,000	2,163,065
Lloyds Banking Group PLC Senior Notes 4.38% due 03/22/2028	221,000	233,926
Lloyds Banking Group PLC Sub. Notes 4.58% due 12/10/2025	200,000	207,825
Macquarie Group, Ltd. Senior Notes 3.76% due 11/28/2028*	415,000	424,300
Macquarie Group, Ltd. Senior Notes 5.03% due 01/15/2030*	300,000	335,909
Macquarie Group, Ltd. Senior Notes 6.00% due 01/14/2020*	300,000	304,716
Macquarie Group, Ltd. Senior Notes 6.25% due 01/14/2021*	1,260,000	1,324,611
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.00% due 02/22/2022	88,000	89,072
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.41% due 03/07/2024	670,000	692,029
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.75% due 07/18/2039	355,000	365,304
Mizuho Financial Group, Inc. Senior Notes 2.63% due 04/12/2021*	200,000	200,384
NatWest Markets PLC Senior Notes 3.63% due 09/29/2022*	210,000	212,876
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023	250,000	254,575
Royal Bank of Scotland Group PLC Senior Notes 4.27% due 03/22/2025	200,000	204,821
Royal Bank of Scotland Group PLC Senior Notes 4.45% due 05/08/2030	450,000	464,861
Royal Bank of Scotland Group PLC Senior Notes 4.89% due 05/18/2029	200,000	213,084
Societe Generale SA Senior Notes 3.88% due 03/28/2024*	650,000	672,876
Societe Generale SA Sub. Notes 4.25% due 04/14/2025*	250,000	257,143
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.44% due 10/19/2021	186,000	185,892

245

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.63% due 07/14/2026	$188,000	$186,450
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.78% due 07/12/2022	300,000	302,414
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.78% due 10/18/2022	247,000	248,728
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.85% due 01/11/2022	300,000	302,833
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.04% due 07/16/2029	600,000	601,162
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.10% due 01/17/2023	207,000	211,475
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.94% due 10/16/2023	1,000,000	1,055,028
UBS Group Funding Switzerland AG Company Guar. Notes 2.86% due 08/15/2023*	200,000	201,010
UBS Group Funding Switzerland AG Company Guar. Notes 3.00% due 04/15/2021*	3,097,000	3,122,159
UBS Group Funding Switzerland AG Company Guar. Notes 4.13% due 09/24/2025*	1,827,000	1,947,702
UBS Group Funding Switzerland AG Company Guar. Notes 4.13% due 04/15/2026*	280,000	299,426

		29,980,957

Diversified Financial Services — 0.3%
GE Capital International Funding Co. ULC Company Guar. Notes 2.34% due 11/15/2020	365,000	363,432
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	4,381,000	4,430,500

		4,793,932

Diversified Manufacturing Operations — 0.1%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 2.63% due 05/01/2020	180,000	179,952
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 3.55% due 11/01/2024	150,000	155,787
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.35% due 10/15/2026*	300,000	295,428
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.90% due 05/27/2022*	250,000	253,604

Security Description	Principal Amount	Value (Note 2)
Diversified Manufacturing Operations (continued)
Siemens Financieringsmaatschappij NV Company Guar. Notes 3.13% due 03/16/2024*	$250,000	$257,177

		1,141,948

Diversified Minerals — 0.0%
Anglo American Capital PLC Company Guar. Notes 3.63% due 09/11/2024*	200,000	204,726
Anglo American Capital PLC Company Guar. Notes 4.00% due 09/11/2027*	200,000	201,909

		406,635

Diversified Operations — 0.0%
CK Hutchison International, Ltd. Company Guar. Notes 2.88% due 04/05/2022*	300,000	301,007

Electric-Distribution — 0.3%
China Southern Power Grid International Finance BVI Co., Ltd. Company Guar. Notes 3.50% due 05/08/2027*	360,000	372,639
State Grid Overseas Investment, Ltd. Company Guar. Notes 2.75% due 05/04/2022*	5,851,000	5,858,448

		6,231,087

Electric-Generation — 0.1%
Electricite de France SA Senior Notes 4.88% due 09/21/2038*	1,201,000	1,391,857
Korea Southern Power Co., Ltd. Senior Notes 3.00% due 01/29/2021*	200,000	201,396

		1,593,253

Electric-Integrated — 0.5%
Enel Finance International NV Company Guar. Notes 3.50% due 04/06/2028*	3,200,000	3,207,631
Enel Finance International NV Company Guar. Notes 3.63% due 05/25/2027*	5,631,000	5,715,465
Enel Finance International NV Company Guar. Notes 4.63% due 09/14/2025*	200,000	215,003
Fortis, Inc. Senior Notes 3.06% due 10/04/2026	186,000	186,278

		9,324,377

Finance-Investment Banker/Broker — 0.1%
Brookfield Finance, Inc. Company Guar. Notes 3.90% due 01/25/2028	148,000	151,769
Brookfield Finance, Inc. Company Guar. Notes 4.70% due 09/20/2047	171,000	180,378
Brookfield Finance, Inc. Company Guar. Notes 4.85% due 03/29/2029	430,000	472,592

246

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Finance-Investment Banker/Broker (continued)
Daiwa Securities Group, Inc. Senior Notes 3.13% due 04/19/2022*	$183,000	$184,680

		989,419

Finance-Leasing Companies — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.30% due 01/23/2023	150,000	152,009
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.50% due 01/15/2025	180,000	182,174
Aircastle, Ltd. Senior Notes 4.40% due 09/25/2023	285,000	296,162
Avolon Holdings Funding, Ltd. Company Guar. Notes 3.95% due 07/01/2024*	2,126,000	2,171,284
Avolon Holdings Funding, Ltd. Company Guar. Notes 4.38% due 05/01/2026*	395,000	408,517
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.25% due 05/15/2024*	2,610,000	2,801,626
BOC Aviation, Ltd. Senior Notes 2.75% due 09/18/2022*	200,000	198,777
BOC Aviation, Ltd. Senior Notes 3.50% due 10/10/2024*	200,000	203,467
Mitsubishi UFJ Lease & Finance Co., Ltd. Senior Notes 2.65% due 09/19/2022*	200,000	199,657
ORIX Corp. Senior Notes 2.90% due 07/18/2022	151,000	153,448

		6,767,121

Gas-Distribution — 0.0%
Korea Gas Corp. Senior Notes 1.88% due 07/18/2021*	200,000	197,587

Insurance Brokers — 0.0%
Aon PLC Company Guar. Notes 3.50% due 06/14/2024	360,000	374,734

Insurance-Life/Health — 0.1%
AIA Group, Ltd. Senior Notes 3.20% due 03/11/2025*	417,000	424,583
AIA Group, Ltd. Senior Notes 3.90% due 04/06/2028*	250,000	266,239
Athene Holding, Ltd. Senior Notes 4.13% due 01/12/2028	165,000	166,575

Security Description	Principal Amount	Value (Note 2)
Insurance-Life/Health (continued)
Manulife Financial Corp. Sub. Notes 4.06% due 02/24/2032	$400,000	$409,126

		1,266,523

Insurance-Property/Casualty — 0.1%
Allied World Assurance Co. Holdings, Ltd. Company Guar. Notes 4.35% due 10/29/2025	2,500,000	2,540,954

Insurance-Reinsurance — 0.2%
Fairfax Financial Holdings, Ltd. Senior Notes 4.85% due 04/17/2028	2,404,000	2,562,274

Investment Management/Advisor Services — 0.0%
Invesco Finance PLC Company Guar. Notes 3.75% due 01/15/2026	125,000	131,602

Machinery-Farming — 0.1%
CNH Industrial NV Senior Notes 3.85% due 11/15/2027	1,488,000	1,511,374

Machinery-Pumps — 0.0%
Nvent Finance SARL Company Guar. Notes 4.55% due 04/15/2028	225,000	230,550

Medical Products — 0.0%
Covidien International Finance SA Company Guar. Notes 2.95% due 06/15/2023	87,000	89,003

Medical-Drugs — 0.1%
AstraZeneca PLC Senior Notes 6.45% due 09/15/2037	140,000	191,427
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	167,000	168,751
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	707,000	718,537

		1,078,715

Medical-Generic Drugs — 0.3%
Allergan Funding SCS Company Guar. Notes 3.45% due 03/15/2022	450,000	458,412
Allergan Funding SCS Company Guar. Notes 3.80% due 03/15/2025	4,103,000	4,247,434
Allergan Funding SCS Company Guar. Notes 3.85% due 06/15/2024	230,000	239,600
Mylan NV Company Guar. Notes 3.15% due 06/15/2021	200,000	201,696
Mylan NV Company Guar. Notes 3.95% due 06/15/2026	139,000	141,832

		5,288,974

247

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Metal-Diversified — 0.0%
Inco, Ltd. Senior Bonds 7.20% due 09/15/2032	$100,000	$116,750

Metal-Iron — 0.2%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	2,189,000	2,464,814
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/21/2036	216,000	261,330

		2,726,144

Oil Companies-Exploration & Production — 0.2%
Alberta Energy Co., Ltd. Company Guar. Notes 8.13% due 09/15/2030	150,000	198,687
Canadian Natural Resources, Ltd. Senior Notes 3.90% due 02/01/2025	180,000	188,459
Canadian Natural Resources, Ltd. Senior Notes 6.45% due 06/30/2033	248,000	311,987
Encana Corp. Company Guar. Notes 7.20% due 11/01/2031	100,000	127,196
Encana Corp. Company Guar. Notes 7.38% due 11/01/2031	100,000	127,342
Saudi Arabian Oil Co. Senior Notes 3.50% due 04/16/2029*	2,414,000	2,469,605

		3,423,276

Oil Companies-Integrated — 0.8%
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024	180,000	188,874
BP Capital Markets PLC Company Guar. Notes 3.81% due 02/10/2024	868,000	917,050
Cenovus Energy, Inc. Senior Notes 6.75% due 11/15/2039	447,000	536,383
Ecopetrol SA Senior Notes 4.13% due 01/16/2025	180,000	186,527
Ecopetrol SA Senior Notes 5.38% due 06/26/2026	193,000	212,821
Ecopetrol SA Senior Notes 5.88% due 09/18/2023	185,000	205,812
Eni SpA Senior Notes 4.00% due 09/12/2023*	2,645,000	2,760,800
Eni SpA Senior Notes 4.25% due 05/09/2029*	1,407,000	1,492,806
Husky Energy, Inc. Senior Notes 3.95% due 04/15/2022	350,000	360,853

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Integrated (continued)
Petro-Canada Senior Notes 5.95% due 05/15/2035	$200,000	$253,757
Petro-Canada Senior Notes 7.88% due 06/15/2026	144,000	182,050
Petrobras Global Finance BV Company Guar. Notes 5.75% due 02/01/2029	2,644,000	2,837,356
Petroleos Mexicanos Company Guar. Notes 5.35% due 02/12/2028	56,000	51,464
Petroleos Mexicanos Company Guar. Notes 5.50% due 01/21/2021	700,000	715,750
Petroleos Mexicanos Company Guar. Notes 6.38% due 02/04/2021	112,000	115,864
Petroleos Mexicanos Company Guar. Notes 6.50% due 03/13/2027	1,353,000	1,341,770
Petroleos Mexicanos Company Guar. Notes 6.50% due 01/23/2029	378,000	369,400
Petroleos Mexicanos Company Guar. Notes 6.88% due 08/04/2026	336,000	342,502
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	200,000	209,031
Shell International Finance BV Company Guar. Notes 4.13% due 05/11/2035	326,000	367,096
Statoil ASA Company Guar. Notes 2.45% due 01/17/2023	720,000	724,523
Statoil ASA Company Guar. Notes 3.25% due 11/10/2024	90,000	93,976
Total Capital International SA Company Guar. Notes 3.46% due 07/12/2049	385,000	384,408

		14,850,873

Oil-Field Services — 0.0%
Schlumberger Investment SA Company Guar. Notes 3.30% due 09/14/2021*	540,000	548,261

Paper & Related Products — 0.0%
Pabrik Kertas Tjiwi Kimia Tbk PT VRS Sec. Notes 0.00% due 04/28/2027†*(4)(12)	731,485	21,945
Pabrik Kertas Tjiwi Kimia Tbk PT FRS Sec. Notes 5.26% (3 ML+3.00%) due 04/28/2023†*(12)	33,340	1,000
Pindo Deli Pulp & Paper Mills FRS Sec. Notes 5.26% (3 ML+3.00%) due 04/30/2023†*(12)	71,481	0

248

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Paper & Related Products (continued)
Pindo Deli Pulp & Paper Mills FRS Sec. Notes 5.26% (3 ML+3.00%) due 04/28/2027†*(12)	$1,756,853	$0

		22,945

Pipelines — 0.2%
APT Pipelines, Ltd. Company Guar. Notes 4.25% due 07/15/2027*	285,000	299,694
Enbridge, Inc. Company Guar. Notes 4.25% due 12/01/2026	2,425,000	2,639,221
Enbridge, Inc. Company Guar. Notes 4.50% due 06/10/2044	150,000	158,911
TransCanada PipeLines, Ltd. Senior Notes 2.50% due 08/01/2022	270,000	269,330
TransCanada PipeLines, Ltd. Senior Notes 3.75% due 10/16/2023	360,000	375,723
TransCanada PipeLines, Ltd. Senior Notes 4.75% due 05/15/2038	300,000	331,712
TransCanada PipeLines, Ltd. Senior Notes 4.88% due 01/15/2026	185,000	205,928

		4,280,519

Property Trust — 0.0%
Goodman Australia Industrial Fund Bond Issuer Pty, Ltd. Company Guar. Notes 3.40% due 09/30/2026*	263,000	261,839

Real Estate Investment Trusts — 0.0%
Scentre Group Trust 1/Scentre Group Trust 2 Company Guar. Notes 3.50% due 02/12/2025*	400,000	408,724

Real Estate Operations & Development — 0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust Senior Notes 3.13% due 03/20/2022*	235,000	239,255
Ontario Teachers’ Cadillac Fairview Properties Trust Senior Notes 3.88% due 03/20/2027*	243,000	256,636

		495,891

Retail-Drug Store — 0.0%
CK Hutchison International 19, Ltd. Company Guar. Notes 3.63% due 04/11/2029*	610,000	640,399

Soap & Cleaning Preparation — 0.3%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 2.38% due 06/24/2022*	200,000	199,434

Security Description	Principal Amount	Value (Note 2)
Soap & Cleaning Preparation (continued)
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 2.75% due 06/26/2024*	$4,958,000	$4,993,373

		5,192,807

Telephone-Integrated — 0.0%
Deutsche Telekom International Finance BV Company Guar. Notes 3.60% due 01/19/2027*	150,000	154,905
Telefonica Emisiones SAU Company Guar. Notes 4.10% due 03/08/2027	67,000	71,219
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	265,000	282,861

		508,985

Television — 0.1%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	2,200,000	2,298,340

Tobacco — 0.3%
Imperial Brands Finance PLC Company Guar. Notes 3.75% due 07/21/2022*	4,571,000	4,695,937

Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 4.50% due 01/15/2022	600,000	628,693
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	101,000	141,282

		769,975

Total Foreign Corporate Bonds & Notes (cost $146,352,419)		151,265,908

U.S. GOVERNMENT AGENCIES — 27.6%
Federal Home Loan Mtg. Corp. — 6.6%
3.00% due 01/01/2038	1,610,334	1,640,859
3.00% due 08/15/2042 STRIPS(1)	1,447,739	1,475,351
3.00% due 03/01/2043	1,230,740	1,254,918
3.00% due 04/01/2043	85,308	86,983
3.00% due 05/01/2043	139,317	142,054
3.00% due 01/15/2044 STRIPS(1)	556,107	564,703
3.00% due 10/01/2046	6,142,973	6,237,846
3.00% due 02/01/2047	1,858,434	1,886,899
3.00% due 03/01/2048	1,470,506	1,490,322
3.00% due 09/01/2048	334,599	338,380
3.00% due 11/01/2048	2,396,761	2,420,240
3.50% due 11/01/2037	1,089,794	1,128,919
3.50% due 05/01/2038	333,789	345,894
3.50% due 02/01/2042	148,143	154,495
3.50% due 05/01/2042	48,526	50,603
3.50% due 07/01/2042	225,931	235,588
3.50% due 07/15/2042 STRIPS(1)	2,512,006	2,615,473
3.50% due 03/01/2043	127,401	132,852
3.50% due 09/01/2045	5,022,238	5,193,089
3.50% due 12/01/2045	2,808,077	2,903,966
3.50% due 11/01/2046	3,037,057	3,150,048

249

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
3.50% due 12/01/2046	$1,768,110	$1,825,140
3.50% due 03/01/2048	5,136,060	5,292,117
3.50% due 06/01/2048	1,887,526	1,940,009
3.50% due 09/01/2048	1,847,604	1,895,557
4.00% due 07/01/2025	86,663	90,213
4.00% due 08/01/2037	211,633	221,320
4.00% due 10/01/2040	140,024	148,525
4.00% due 11/01/2040	89,280	94,699
4.00% due 01/01/2041	820,968	870,812
4.00% due 04/01/2044	1,056,320	1,113,917
4.00% due 01/01/2046	1,038,649	1,097,343
4.00% due 05/01/2049	4,932,413	5,107,123
4.50% due 07/01/2025	23,283	24,457
4.50% due 07/01/2040	643,984	695,280
4.50% due 03/01/2041	32,814	34,879
4.50% due 05/01/2041	89,266	96,397
4.50% due 05/01/2042	1,700,200	1,835,412
5.00% due 09/01/2019	899	924
5.00% due 11/01/2035	15,695	16,858
5.00% due 10/01/2036	34,219	37,597
5.00% due 12/01/2036	17,945	19,714
5.00% due 10/01/2037	6,436	7,073
5.00% due 08/01/2039	27,452	29,976
5.00% due 01/01/2040	32,584	35,593
5.00% due 04/01/2040	19,287	21,054
5.50% due 08/01/2019	399	398
5.50% due 05/01/2036	7,152	8,008
5.50% due 12/01/2036	2,573	2,883
5.50% due 01/01/2038	24,456	27,391
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2016-K59, Class B 3.58% due 11/25/2049*(3)(4)	690,000	702,153
Series 2015-K44, Class B 3.68% due 01/25/2048*(3)(4)	3,390,000	3,495,905
Series 2016-K722, Class B 3.84% due 07/25/2049*(3)(4)	625,000	644,837
Series 2014-K40, Class C 4.07% due 11/25/2047*(3)(4)	639,000	664,897
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K712, Class A2 1.87% due 11/25/2019(3)	2,588,394	2,581,867
Series KJO2, Class A2 2.60% due 09/25/2020(3)	61,375	61,338
Series KSMC, Class A2 2.62% due 01/25/2023(3)	10,325,000	10,435,514
Series K055, Class A2 2.67% due 03/25/2026(3)	2,400,000	2,453,870
Series K054, Class A2 2.75% due 01/25/2026(3)	1,419,000	1,457,132
Series K718, Class A2 2.79% due 01/25/2022(3)	1,699,000	1,718,584
Series K044, Class A2 2.81% due 01/25/2025(3)	1,464,000	1,501,520
Series KJ09, Class A2 2.84% due 09/25/2022(3)	732,989	743,905
Series K066, Class A2 3.12% due 06/25/2027(3)	964,000	1,011,631
Series K064, Class A2 3.22% due 03/25/2027(3)	1,994,000	2,109,089

Security Description	Principal Amount	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Series K065, Class A2 3.24% due 04/25/2027(3)	$776,000	$821,325
Series K060, Class A2 3.30% due 10/25/2026(3)	1,141,000	1,212,542
Series K029, Class A2 3.32% due 02/25/2023(3)	3,000,000	3,107,246
Series K065, Class AM 3.33% due 05/25/2027(3)	416,000	441,090
Series K073, Class A2 3.35% due 01/25/2028(3)	1,154,000	1,231,202
Series K007, Class A2 4.22% due 03/25/2020(3)	349,400	350,648
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. FRS Series KF-12, Class A 3.10% (1 ML+0.70%) due 09/25/2022(3)	249,800	250,223
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K714, Class A2 3.03% due 10/25/2020(3)(4)	1,021,903	1,026,712
Series K033, Class A2 3.06% due 07/25/2023(3)(4)	4,682,000	4,829,681
Series W5FX, Class AFX 3.21% due 04/25/2028(3)(4)	719,000	753,740
Series K030, Class A2 3.25% due 04/25/2023(3)(4)	5,200,000	5,377,605
Series K070, Class A2 3.30% due 11/25/2027(3)(4)	681,000	724,557
Series K047, Class A2 3.33% due 05/25/2025(3)(4)	2,283,000	2,411,665
Series K077, Class AM 3.85% due 05/25/2028(3)(4)	2,745,000	3,021,994
Series K081, Class A2 3.90% due 08/25/2028(3)(4)	1,255,000	1,395,157
Federal Home Loan Mtg. Corp. REMIC
Series 3382, Class OA zero coupon due 11/15/2037(1)(13)	658,021	601,324
Series 3582, Class MO zero coupon due 10/15/2039(1)(13)	575,735	531,192
Series 4371, Class GZ 2.00% due 05/15/2042(1)	1,317,614	1,148,796
Series 4533, Class GA 3.00% due 06/15/2028(1)	429,884	440,783
Series 4474, Class HJ 3.00% due 07/15/2039(1)	178,360	182,311
Series 3934, Class PG 3.00% due 07/15/2041(1)	362,839	370,852
Series 4058, Class ME 3.50% due 06/15/2042(1)	126,000	132,437
Series 4374, Class NC 3.75% due 02/15/2046(1)	321,688	325,073
Series 2691, Class ZU 5.50% due 09/15/2033(1)	2,254,763	2,519,079
Federal Home Loan Mtg. Corp. REMIC FRS Series 4077, Class MF 2.83% (1 ML+0.50%) due 07/15/2042(1)	358,749	360,449

250

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp. SCRT
Series 2019-1, Class MT 3.50% due 07/25/2058(1)	$2,125,062	$2,172,019
Series 2019-02, Class MV 3.50% due 08/25/2058(1)	178,420	187,371
Series 2019-2, Class MA 3.50% due 08/25/2058(1)	34,169	35,433
Federal Home Loan Mtg. Corp. SLST Series 2019-01, Class A2 3.50% due 05/25/2029(1)	130,000	135,690

		121,720,589

Federal National Mtg. Assoc. — 13.2%
zero coupon due 10/09/2019	470,000	468,004
2.35% due 01/01/2023	2,914,945	2,923,710
2.38% due 03/01/2023	7,211,924	7,241,481
2.41% due 05/01/2023	102,663	103,131
2.55% due 05/01/2023	105,865	106,859
2.70% due 04/01/2025	9,769,191	9,971,437
2.77% due 03/01/2022	470,321	477,234
2.82% due 07/01/2022	2,985,467	3,030,013
2.83% due 05/01/2027	2,500,000	2,571,513
2.83% due 06/01/2027	2,000,000	2,057,640
2.84% due 04/01/2025	3,884,462	3,990,915
2.89% due 05/01/2027	3,786,907	3,912,054
2.92% due 02/01/2030	1,630,907	1,676,144
2.92% due 05/01/2030	2,000,000	2,045,836
2.93% due 01/01/2025	2,909,107	3,003,040
2.94% due 05/01/2030	1,680,000	1,720,418
2.96% due 06/01/2027	1,900,536	1,970,150
2.97% due 06/01/2030	1,963,118	2,027,641
3.00% due 12/01/2031	1,213,319	1,238,844
3.00% due 07/01/2037	511,476	520,823
3.00% due 11/01/2037	968,231	985,986
3.00% due 05/01/2043	520,253	528,229
3.00% due 06/01/2043	1,637,438	1,668,565
3.00% due 09/01/2046	1,237,260	1,255,677
3.00% due 11/01/2046	4,394,271	4,459,227
3.00% due 12/01/2046	699,818	710,109
3.00% due 01/01/2048	3,010,456	3,052,770
3.00% due 02/01/2048	525,357	532,088
3.03% due 04/01/2030	2,000,000	2,064,813
3.04% due 12/01/2024	2,555,924	2,649,818
3.07% due 09/01/2024	4,131,402	4,282,611
3.10% due 09/01/2025	3,259,452	3,404,526
3.12% due 06/01/2035	2,000,000	2,071,205
3.13% due 04/01/2030	5,000,000	5,205,498
3.13% due 06/01/2030	1,000,000	1,042,834
3.16% due 02/01/2032	2,791,282	2,891,356
3.20% due 06/01/2030	998,622	1,045,820
3.23% due 11/01/2020	4,427,881	4,456,482
3.30% due 10/01/2021	11,366,659	11,581,666
3.30% due 07/01/2030	1,005,000	1,063,435
3.48% due 11/01/2020	3,770,639	3,802,851
3.49% due 12/01/2020	3,760,637	3,785,711
3.50% due 04/01/2038	913,464	946,172
3.50% due 01/01/2041	1,058,176	1,102,683
3.50% due 11/01/2041	18,439	19,216
3.50% due 01/01/2042	269,887	281,500
3.50% due 04/01/2043	119,266	124,292
3.50% due 07/01/2043	1,214,162	1,265,288
3.50% due 08/01/2043	564,572	588,322

Security Description	Principal Amount	Value (Note 2)
Federal National Mtg. Assoc. (continued)
3.50% due 03/01/2045	$1,092,357	$1,129,438
3.50% due 11/01/2045	673,989	696,327
3.50% due 07/01/2046	1,733,322	1,798,827
3.50% due 12/01/2046	1,568,060	1,617,640
3.50% due 01/01/2047	3,790,652	3,908,358
3.66% due 10/01/2028	1,878,988	2,035,650
3.76% due 12/01/2035	1,897,208	2,082,544
3.77% due 12/01/2025	1,486,395	1,598,903
3.81% due 12/01/2028	920,000	1,011,877
3.95% due 01/01/2027	137,636	150,839
3.99% due 07/01/2021	636,158	652,430
4.00% due 04/01/2020	1,638	1,701
4.00% due 01/01/2035	4,275,249	4,521,749
4.00% due 09/01/2040	2,615,940	2,772,968
4.00% due 11/01/2040	1,790,869	1,898,333
4.00% due 02/01/2041	205,764	218,126
4.00% due 06/01/2041	1,388,923	1,472,179
4.00% due 10/01/2041	1,232,947	1,306,826
4.00% due 11/01/2041	538,152	570,433
4.00% due 01/01/2042	4,158,763	4,409,662
4.00% due 04/01/2042	755,086	803,387
4.00% due 10/01/2042	793,730	844,575
4.00% due 12/01/2042	486,144	517,241
4.00% due 01/01/2043	1,606,638	1,703,042
4.00% due 06/01/2043	864,312	915,999
4.00% due 07/01/2043	558,076	591,976
4.00% due 04/01/2044	401,244	425,317
4.00% due 06/01/2045	1,721,576	1,821,759
4.08% due 01/01/2029	816,184	907,556
4.26% due 12/01/2019	274,137	274,107
4.30% due 06/01/2021	908,449	939,073
4.50% due 05/01/2025	13,436	14,107
4.50% due 03/01/2034	77,109	82,687
4.50% due 05/01/2040	30,666	33,093
4.50% due 10/01/2040	35,979	38,828
4.50% due 02/01/2041	923,523	996,700
4.50% due 04/01/2041	1,544,093	1,666,662
4.50% due 07/01/2042	819,111	884,059
4.50% due 11/01/2042	1,827,912	1,972,322
4.50% due 01/01/2043	1,353,971	1,460,723
4.50% due 04/01/2044	101,098	109,087
4.50% due 06/01/2044	3,761,100	4,051,970
4.50% due 07/01/2049	2,500,000	2,673,329
5.00% due 03/01/2034	16,044	17,378
5.00% due 04/01/2034	23,428	25,660
5.00% due 05/01/2035	13,744	15,084
5.00% due 07/01/2035	44,789	48,883
5.00% due 08/01/2035	31,698	34,778
5.00% due 09/01/2035	11,601	12,723
5.00% due 10/01/2035	43,197	47,416
5.00% due 10/01/2039	21,184	23,124
5.00% due 11/01/2039	50,949	55,593
5.00% due 12/01/2039	51,850	56,573
5.00% due 02/01/2040	41,676	45,501
5.00% due 06/01/2040	32,533	35,522
5.00% due 03/01/2042	5,968,711	6,511,497
5.50% due 11/01/2034	3,469	3,883
5.50% due 01/01/2036	131,329	146,968
5.50% due 11/01/2036	40,021	44,804
5.50% due 06/01/2037	121,672	136,036
5.50% due 08/01/2037	119,725	133,629
5.50% due 01/01/2038	20,786	22,944

251

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
5.50% due 12/01/2038	$2,863,159	$3,204,812
5.58% due 03/01/2038	1,665,711	1,857,532
6.00% due 02/01/2033	41,229	45,397
6.00% due 10/01/2035	12,140	13,773
6.00% due 01/01/2036	17,346	19,731
6.00% due 02/01/2037	12,141	13,820
6.00% due 03/01/2037	6,930	7,883
6.00% due 04/01/2037	11,701	13,288
6.00% due 06/01/2037	120,332	135,306
6.00% due 06/01/2038	53,829	61,274
6.00% due 10/01/2038	6,727	7,595
Federal National Mtg. Assoc. FRS 2.89% (1 ML+0.49%) due 11/01/2023	580,929	580,142
Federal National Mtg. Assoc. Grantor Trust Series 2017-T1, Class A 2.90% due 06/25/2027	1,524,748	1,561,670
Federal National Mtg. Assoc. REMIC
Series 2008-11, Class DO zero coupon due 03/25/2038(1)(13)	1,059,462	918,520
Series 2012-96, Class CB 1.50% due 04/25/2039(1)	669,589	673,197
Series 2013-53, Class CB 2.00% due 10/25/2040(1)	164,862	162,552
Series 2016-19, Class AD 2.00% due 04/25/2046(1)	286,624	280,759
Series 2015-M7, Class A2 2.59% due 12/25/2024(3)	3,280,000	3,322,211
Series 2015-M3, Class A2 2.72% due 10/25/2024(3)	15,000,000	15,287,630
Series 2016-38, Class NA 3.00% due 01/25/2046(1)	600,989	613,109
Series 2010-43, Class AH 3.25% due 05/25/2040(1)	178,427	183,770
Series 2014-7, Class VA 3.50% due 05/25/2025(1)	432,016	445,041
Series 2014-10, Class KM 3.50% due 09/25/2043(1)	490,231	504,049
Series 2011-104, Class NY 4.00% due 03/25/2039(1)	1,320,882	1,350,657
Series 2010-113, Class GB 4.00% due 10/25/2040(1)	189,803	201,186
Series 2010-45, Class A1 5.00% due 02/25/2021(1)(7)	47,420	541
Series 2010-47, Class MB 5.00% due 09/25/2039(1)	1,827,984	2,009,218
Series 2005-93, Class PZ 5.50% due 10/25/2035(1)	1,499,712	1,764,625
Series 2002-56, Class ZQ 6.00% due 09/25/2032(1)	483,526	550,106
Series 2005-109, Class GE 6.00% due 12/25/2035(1)	1,397,000	1,655,373
Series 2009-39, Class Z 6.00% due 06/25/2039(1)	2,836,501	3,244,742
Federal National Mtg. Assoc. REMIC FRS Series 2015-M17, Class FA 3.37% (1 ML+0.93%) due 11/25/2022(3)	406,024	406,493

Security Description	Principal Amount	Value (Note 2)
Federal National Mtg. Assoc. (continued)
Federal National Mtg. Assoc. REMIC VRS
Series 2017-M3, Class A2 2.57% due 12/25/2026(3)(4)	$1,850,000	$1,861,220
Series 2017-M4, Class A2 2.59% due 12/25/2026(3)(4)	2,403,000	2,425,589
Series 2015-N8, Class A2 2.90% due 01/25/2025(3)(4)	2,000,000	2,056,222
Series 2017-M8, Class A2 3.06% due 05/25/2027(3)(4)	1,200,000	1,247,446
Series 2015-M10, Class A2 3.09% due 04/25/2027(3)(4)	1,556,000	1,622,786
Series 2018-M4, Class A2 3.14% due 03/25/2028(3)(4)	845,000	883,917
Series 2015-M2, Class A3 3.15% due 12/25/2024(3)(4)	872,326	900,699
Series 2017-M12, Class A2 3.18% due 06/25/2027(3)(4)	1,248,000	1,302,422
Series 2018-M3, Class A2 3.19% due 02/25/2030(3)(4)	606,000	631,135
Series 2017-M5, Class A2 3.30% due 04/25/2029(3)(4)	1,062,000	1,115,446
Series 2018-M10, Class A2 3.50% due 07/25/2028(3)(4)	1,514,000	1,618,563
Series 2019-M2, Class A2 3.75% due 11/25/2028(3)(4)	2,250,000	2,451,189
Series 2018-M12, Class A2 3.78% due 08/25/2030(3)(4)	1,800,000	1,966,365

		244,105,043

Government National Mtg. Assoc. — 6.4%
3.00% due 04/20/2046	190,400	195,511
3.00% due 09/20/2046	865,217	888,950
3.00% due 11/20/2047	4,459,134	4,561,047
3.00% due 01/20/2048	8,928,581	9,132,643
3.50% due 10/20/2033	1,016,401	1,060,688
3.50% due 11/15/2040	76,361	79,448
3.50% due 12/15/2041	129,830	135,095
3.50% due 02/15/2042	195,786	204,279
3.50% due 04/15/2042	24,722	25,807
3.50% due 11/20/2047	12,776,701	13,217,782
3.50% due 12/20/2048	979,844	1,013,671
3.50% due 06/20/2049	2,244,857	2,322,355
3.50% due 07/20/2049	1,800,000	1,862,140
3.50% due 08/20/2049	450,000	465,632
4.00% due 12/20/2042	1,218,914	1,293,620
4.00% due 09/20/2044	400,027	415,270
4.00% due 03/20/2048	206,190	214,828
4.00% due 05/20/2048	557,368	579,830
4.00% due 05/20/2049	2,762,321	2,871,676
4.00% due 06/20/2049	4,241,654	4,409,574
4.00% due 07/20/2049	925,000	962,481
4.00% due August 30 TBA	2,725,000	2,830,274
4.00% due September 30 TBA	900,000	934,488
4.25% due 01/20/2045	1,545,468	1,629,882
4.25% due 02/20/2045	1,744,451	1,839,660
4.25% due 04/20/2045	1,410,999	1,480,088
4.25% due 06/20/2045	892,013	937,325
4.50% due 04/15/2039	75,154	82,679
4.50% due 05/15/2039	37,164	40,283
4.50% due 09/15/2039	49,768	54,004
4.50% due 01/15/2040	190,251	205,352
4.50% due 02/15/2040	230,353	248,483

252

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
4.50% due 03/15/2040	$99,500	$107,525
4.50% due 04/15/2040	118,753	127,677
4.50% due 06/15/2040	162,514	175,509
4.50% due 07/15/2040	50,977	55,066
4.50% due 01/20/2041	98,202	105,203
4.50% due 06/20/2041	98,990	106,017
4.50% due 09/20/2041	1,529,075	1,637,410
4.50% due 07/20/2045	1,282,981	1,348,738
4.50% due 05/20/2048	2,053,283	2,176,299
4.50% due 05/20/2049	1,517,314	1,588,424
5.50% due 12/15/2036	65,590	74,100
5.50% due 04/15/2038	15,502	17,192
5.50% due 01/20/2042	45,210	50,351
6.00% due 12/15/2032	31,827	35,342
6.00% due 01/15/2039	35,692	39,149
Government National Mtg. Assoc. REMIC
Series 2010-157, Class OP zero coupon due 12/20/2040(1)(13)	233,514	201,974
Series 2013-169, Class KV 2.50% due 07/20/2032(1)	225,000	220,346
Series 2011-123, Class MA 4.00% due 07/20/2041(1)	162,000	175,088
Series 2012-12, Class KN 4.50% due 09/20/2041(1)	171,479	183,165
Series 2005-55, Class Z 4.75% due 07/20/2035(1)	3,336,892	3,651,825
Series 2009-92, Class ZC 5.00% due 10/20/2039(1)	1,605,491	1,806,952
Series 2010-105, Class B 5.00% due 08/20/2040(1)	1,621,566	1,789,852
Series 2009-33, Class DB 5.50% due 05/20/2039(1)	282,480	286,329
Government National Mtg. Assoc. REMIC FRS
Series 2015-H15, Class FJ 2.87% (1 ML+0.44%) due 06/20/2065(1)	794,795	793,282
Series 2015-H16, Class FG 2.87% (1 ML+0.44%) due 07/20/2065(1)	1,382,490	1,379,834
Series 2015-H16, Class FL 2.87% (1 ML+0.44%) due 07/20/2065(1)	2,977,935	2,972,006
Series 2011-H06, Class FA 2.88% (1 ML+0.45%) due 02/20/2061(1)	1,239,036	1,237,893
Series 2015-H05, Class FC 2.91% (1 ML+0.48%) due 02/20/2065(1)	3,643,176	3,641,692
Series 2015-H06, Class FA 2.91% (1 ML+0.48%) due 02/20/2065(1)	2,900,901	2,900,128
Series 2015-H08, Class FC 2.91% (1 ML+0.48%) due 03/20/2065(1)	6,547,013	6,544,498
Series 2015-H12, Class FA 2.91% (1 ML+0.48%) due 05/20/2065(1)	2,269,949	2,269,101
Series 2013-H18, Class EA 2.93% (1 ML+0.50%) due 07/20/2063(1)	2,053,066	2,053,775

Security Description	Principal Amount	Value (Note 2)
Government National Mtg. Assoc. (continued)
Series 2015-H07, Class ES 2.94% (1 ML+0.47%) due 02/20/2065(1)	$2,213,022	$2,211,953
Series 2015-H10, Class FC 2.95% (1 ML+0.48%) due 04/20/2065(1)	3,808,504	3,806,872
Series 2015-H23, Class FB 2.95% (1 ML+0.52%) due 09/20/2065(1)	1,162,408	1,163,673
Series 2015-H26, Class FG 2.99% (1 ML+0.52%) due 10/20/2065(1)	809,495	810,398
Series 2015-H30, Class FE 3.03% (1 ML+0.60%) due 11/20/2065(1)	3,191,952	3,205,672
Series 2012-H08, Class FB 3.07% (1 ML+0.60%) due 03/20/2062(1)	1,580,807	1,584,512
Series 2014-H09, Class TA 3.07% (1 ML+0.60%) due 04/20/2064(1)	966,439	969,176
Series 2015-H29, Class FL 3.07% (1 ML+0.60%) due 11/20/2065(1)	2,890,529	2,902,604
Series 2015-H32, Class FH 3.09% (1 ML+0.66%) due 12/20/2065(1)	943,406	949,657
Series 2016-H26, Class FC 3.43% (1 ML+1.00%) due 12/20/2066(1)	597,762	606,904
Government National Mtg. Assoc. REMIC VRS
Series 2014-168, Class VB 3.42% due 06/16/2047(3)(4)	822,787	867,058
Series 2015-137, Class WA 5.48% due 01/20/2038(1)(4)	48,145	54,413
Series 2015-137, Class W 5.55% due 10/20/2040(1)(4)	2,483,044	2,767,500

		117,846,979

Resolution Funding Corp — 0.2%
zero coupon due 10/15/2019	880,000	875,939
zero coupon due 07/15/2020	1,350,000	1,323,004
zero coupon due 01/15/2030	1,000,000	771,669

		2,970,612

Small Business Administration — 0.4%
Series 2013-20D, Class 1 2.08% due 04/01/2033	1,022,545	1,007,150
Series 2012-20H, Class 1 2.37% due 08/01/2032	596,036	595,301
Series 2013-20F, Class 1 2.45% due 06/01/2033	1,342,098	1,336,531
Series 2013-20G, Class 1 3.15% due 07/01/2033	1,925,876	1,975,914
Series 2013-20H, Class 1 3.16% due 08/01/2033	1,907,056	1,956,566
Series 2013-20I, Class 1 3.62% due 09/01/2033	956,195	1,004,042

		7,875,504

Tennessee Valley Authority — 0.0%
4.25% due 09/15/2065	405,000	507,688
4.63% due 09/15/2060	240,000	318,845

		826,533

253

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Uniform Mtg. Backed Securities — 0.8%
2.50% due August 15 TBA	$2,050,000	$2,061,696
3.00% due August 15 TBA	8,375,000	8,540,327
3.00% due September 15 TBA	1,950,000	1,987,884
3.50% due August 15 TBA	2,600,000	2,684,620

		15,274,527

Total U.S. Government Agencies (cost $507,342,518)		510,619,787

U.S. GOVERNMENT TREASURIES — 16.0%
United States Treasury Bonds — 11.7%
zero coupon due 05/15/2020 STRIPS	840,000	826,857
zero coupon due 05/15/2021 STRIPS	9,290,000	8,969,574
zero coupon due 08/15/2021 STRIPS	2,430,000	2,335,618
zero coupon due 11/15/2021 STRIPS	60,000	57,411
zero coupon due 02/15/2022 STRIPS	2,070,000	1,970,580
zero coupon due 05/15/2022 STRIPS	3,980,000	3,772,859
zero coupon due 08/15/2022 STRIPS	3,060,000	2,888,688
zero coupon due 11/15/2022 STRIPS	7,260,000	6,821,893
zero coupon due 02/15/2023 STRIPS	7,735,000	7,235,770
zero coupon due 05/15/2023 STRIPS	8,880,000	8,258,460
zero coupon due 08/15/2023 STRIPS	3,185,000	2,951,714
zero coupon due 05/15/2024 STRIPS	90,000	82,047
zero coupon due 11/15/2024 STRIPS	710,000	642,057
zero coupon due 02/15/2025 STRIPS	800,000	718,829
zero coupon due 08/15/2026 STRIPS	90,000	78,214
zero coupon due 11/15/2026 STRIPS	3,240,000	2,798,080
zero coupon due 02/15/2027 STRIPS	4,290,000	3,683,687
zero coupon due 05/15/2027 STRIPS	2,430,000	2,071,110
zero coupon due 08/15/2027 STRIPS	1,170,000	993,304
zero coupon due 11/15/2027 STRIPS	1,620,000	1,368,707
zero coupon due 02/15/2028 STRIPS	1,800,000	1,506,142
zero coupon due 05/15/2028 STRIPS	2,970,000	2,468,997
zero coupon due 08/15/2028 STRIPS	1,440,000	1,193,869
zero coupon due 11/15/2028 STRIPS	1,260,000	1,037,698
zero coupon due 11/15/2029 STRIPS	4,210,000	3,374,808
zero coupon due 02/15/2030 STRIPS	3,330,000	2,651,663
zero coupon due 05/15/2030 STRIPS	2,700,000	2,142,164
zero coupon due 11/15/2030 STRIPS	1,270,000	991,275
zero coupon due 02/15/2031 STRIPS	800,000	621,221
zero coupon due 05/15/2031 STRIPS	2,520,000	1,941,880
zero coupon due 08/15/2031 STRIPS	2,000,000	1,527,890
zero coupon due 11/15/2031 STRIPS	2,440,000	1,853,772
zero coupon due 02/15/2032 STRIPS	2,490,000	1,877,422
zero coupon due 05/15/2032 STRIPS	5,010,000	3,749,855
zero coupon due 08/15/2032 STRIPS	2,800,000	2,080,420
zero coupon due 11/15/2032 STRIPS	2,770,000	2,042,980
zero coupon due 02/15/2033 STRIPS	490,000	359,045
zero coupon due 05/15/2033 STRIPS	400,000	290,898
zero coupon due 08/15/2033 STRIPS	630,000	454,868
zero coupon due 11/15/2033 STRIPS	5,725,000	4,101,657
zero coupon due 02/15/2034 STRIPS	1,765,000	1,255,290
zero coupon due 05/15/2034 STRIPS	8,800,000	6,214,250
zero coupon due 08/15/2034 STRIPS	540,000	378,347
zero coupon due 11/15/2034 STRIPS	630,000	438,157
zero coupon due 02/15/2035 STRIPS	540,000	372,657
zero coupon due 05/15/2035 STRIPS	990,000	678,242
1.75% due 01/15/2028 TIPS(8)	1,430,126	1,601,478
2.25% due 08/15/2046	3,240,000	3,059,395
2.50% due 01/15/2029 TIPS(8)	4,544,225	5,467,129
2.50% due 02/15/2045	3,900,000	3,883,547
2.75% due 08/15/2042	1,300,000	1,363,731
2.75% due 11/15/2042	150,000	157,201

Security Description	Principal Amount	Value (Note 2)
United States Treasury Bonds (continued)
2.88% due 05/15/2043	$13,146,800	$14,056,805
2.88% due 08/15/2045	2,600,000	2,777,023
2.88% due 11/15/2046	4,899,000	5,238,868
2.88% due 05/15/2049	59,000	63,289
3.00% due 02/15/2048	12,039,200	13,180,573
3.13% due 02/15/2043	3,050,000	3,400,869
3.50% due 02/15/2039(14)	13,451,000	15,954,147
3.63% due 08/15/2043	3,900,000	4,706,965
3.63% due 02/15/2044	1,250,000	1,509,570
3.75% due 11/15/2043	21,669,000	26,666,413
3.88% due 08/15/2040	2,200,000	2,744,844
4.25% due 05/15/2039	270,000	352,772
4.25% due 11/15/2040	543,000	711,627
4.38% due 02/15/2038	649,000	856,756
4.38% due 05/15/2040	1,700,000	2,261,199
4.38% due 05/15/2041	1,400,000	1,867,469
5.25% due 11/15/2028	90,000	114,645

		216,127,241

United States Treasury Notes — 4.3%
0.13% due 01/15/2022 TIPS(8)	4,389,832	4,348,628
1.38% due 01/15/2020 TIPS(8)	2,155,208	2,146,388
1.38% due 08/31/2023	3,500,000	3,434,785
1.50% due 02/28/2023	2,000,000	1,975,781
1.63% due 11/30/2020	15,695,000	15,617,751
1.63% due 02/15/2026	11,400	11,191
1.75% due 11/30/2021	18,715,000	18,657,978
1.75% due 09/30/2022	2,975,000	2,965,471
1.75% due 01/31/2023	4,000,000	3,985,781
1.75% due 05/15/2023	2,808,000	2,796,702
2.00% due 10/31/2021	9,500,000	9,523,008
2.00% due 07/31/2022	3,450,000	3,464,689
2.13% due 06/30/2022	1,000,000	1,007,656
2.13% due 02/29/2024	263,000	266,072
2.25% due 10/31/2024	1,000,000	1,018,789
2.25% due 11/15/2024	58,000	59,097
2.25% due 02/15/2027	309,000	315,385
2.50% due 08/15/2023	2,000,000	2,050,078
2.63% due 05/15/2021	1,526,900	1,545,092
2.75% due 05/31/2023	377,000	389,414
2.75% due 11/15/2023	600,000	621,914
2.88% due 05/31/2025	3,041,000	3,204,810
2.88% due 05/15/2028	245,000	262,284

		79,668,744

Total U.S. Government Treasuries (cost $285,814,430)		295,795,985

MUNICIPAL BONDS & NOTES — 1.0%
New Jersey Economic Development Authority Revenue Bonds Series B zero coupon due 02/15/2023	5,231,000	4,746,348
Ohio State University Revenue Bonds 4.05% due 12/01/2056	244,000	274,305
Oklahoma Development Finance Authority Revenue Bonds 5.45% due 08/13/2028	1,578,000	1,782,383
School District of Philadelphia General Obligation Bonds 6.62% due 06/01/2030	1,250,000	1,540,463

254

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
School District of Philadelphia General Obligation Bonds 6.77% due 06/01/2040	$840,000	$1,102,886
State of California General Obligation Bonds 7.30% due 10/01/2039	360,000	547,592
State of California General Obligation Bonds 7.60% due 11/01/2040	2,700,000	4,424,247
Village of Bridgeview, Illinois General Obligation Bonds 5.06% due 1201/2025	400,000	411,244
Village of Bridgeview, Illinois General Obligation Bonds 5.14% due 12/01/2036	3,955,000	3,960,932

Total Municipal Bonds & Notes (cost $17,655,285)		18,790,400

FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Electric-Distribution — 0.0%
Hydro-Quebec Government Guar. Notes 8.05% due 07/07/2024	360,000	455,633

Regional Authority — 0.0%
Province of Ontario, Canada Debentures 7.13% due 02/09/2024	540,000	653,100

Sovereign — 0.3%
Israel Government USAID Series 1 Government Guar. Notes zero coupon due 11/01/2024	380,000	338,063
Israel Government USAID Series 2 Government Guar. Notes zero coupon due 11/01/2024	1,350,000	1,201,325
Republic of Colombia Senior Notes 4.00% due 02/26/2024	200,000	209,802
Republic of Colombia Senior Notes 4.50% due 01/28/2026	314,000	338,021
Republic of Colombia Senior Notes 7.38% due 09/18/2037	100,000	137,626
Republic of Panama Senior Notes 4.50% due 04/16/2050	200,000	224,002
Republic of Peru Senior Notes 5.63% due 11/18/2050	54,000	74,791
United Mexican States Senior Notes 3.75% due 01/11/2028	547,000	553,290
United Mexican States Senior Bonds 4.13% due 01/21/2026	200,000	209,450
United Mexican States Senior Bonds 4.60% due 02/10/2048	400,000	404,504

Security Description	Shares/ Principal Amount	Value (Note 2)
Sovereign (continued)
United Mexican States Senior Bonds 4.75% due 03/08/2044	$1,080,000	$1,115,640

		4,806,514

Total Foreign Government Obligations (cost $5,829,299)		5,915,247

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.9%
Banks-Commercial — 0.3%
BPCE SA 12.50% due 09/30/2019*(11)	2,056,000	2,089,410
Macquarie Bank, Ltd. 6.13% due 03/08/2027*(11)	3,380,000	3,361,004

		5,450,414

Diversified Banking Institutions — 0.5%
Bank of America Corp. Series FF 5.88% due 03/15/2028(11)	2,659,000	2,819,072
Bank of America Corp. Series AA 6.10% due 03/17/2025(11)	3,392,000	3,701,690
Bank of America Corp. Series Z 6.50% due 10/23/2024(11)	2,200,000	2,448,050
Royal Bank of Scotland Group PLC 7.50% due 08/10/2020(11)	720,000	731,700

		9,700,512

Insurance-Life/Health — 0.1%
Dai-ichi Life Insurance Co., Ltd. 4.00% due 07/24/2026*(11)	316,000	319,160
Harborwalk Funding Trust 5.08% due 02/15/2069*	470,000	538,136

		857,296

Insurance-Property/Casualty — 0.0%
Progressive Corp. Series B 5.38% due 03/15/2023(11)	180,000	185,625

Pipelines — 0.0%
Enbridge, Inc. 6.25% due 03/01/2078	200,000	208,142

Total Preferred Securities/Capital Securities (cost $15,761,349)		16,401,989

WARRANTS — 0.0%
Central Bank — 0.0%
Central Bank of Nigeria Expires 11/15/2020 (strike price $250.00)†(12) (cost $0)	250	0

OPTIONS - PURCHASED — 0.0%
Exchange-Traded Put Options-Purchased (cost $156,330)(15)	450	5,091

Total Long-Term Investment Securities (cost $1,765,733,447)		1,811,271,117

255

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 1.0%
Registered Investment Companies — 0.3%
State Street Institutional Liquid Reserves Fund, Trust Class 2.33%(9)	5,300,353	$5,300,883

U.S. Government Agencies — 0.7%
Federal Home Loan Bank Disc. Notes 2.18% due 08/01/2019	$13,419,000	13,419,000

Total Short-Term Investment Securities (cost $18,720,185)		18,719,883

REPURCHASE AGREEMENTS — 1.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 07/31/2019, to be repurchased 08/01/2019 in the amount of $30,036,417 and collateralized by $29,245,000 of United States Treasury Notes, bearing interest at 2.88%, due 11/30/2023 and having an approximate value of $30,637,413. (cost $30,036,000)	30,036,000	30,036,000

TOTAL INVESTMENTS (cost $1,814,489,632)(10)	100.5%	1,860,027,000
Liabilities in excess of other assets	(0.5)	(9,586,864)

NET ASSETS	100.0%	$1,850,440,136

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2019, the aggregate value of these securities was $395,157,941 representing 21.4% of net assets.
(1)	Collateralized Mortgage Obligation
(2)	Collateralized Loan Obligation
(3)	Commercial Mortgage Backed Security
(4)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of July 31, 2019.
(6)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(7)	Interest Only
(8)	Principal amount of security is adjusted for inflation.
(9)	The rate shown is the 7-day yield as of July 31, 2019.
(10)	See Note 3 for cost of investments on a tax basis.
(11)	Perpetual maturity — maturity date reflects the next call date.
(12)	Securities classified as Level 3 (see Note 2).
(13)	Principal only
(14)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(15)	Purchased Options:

Exchange-Traded Put Options — Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at July 31, 2019	Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Note	August 2019	$122	450	$450,000	$156,330	$5,091	$(151,239)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

CLO — Collateralized Loan Obligation

REMIC — Real Estate Mortgage Investment Conduit

SCRT — Structured Credit Risk Transfer

SLST — Seasoned Loan Structured Transaction

STRIPS — Separate Trading of Registered Interest and Principal Securities

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

ULC — Unlimited Liability Corp.

USAID — United States Agency for International Development

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates on FRS and VRS are the current interest rates as of July 31, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

256

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
180	Long	U.S. Treasury Ultra Bonds	September 2019	$31,340,369	$31,961,250	$620,881
467	Long	U.S. Treasury 2 Year Notes	September 2019	100,008,968	100,127,719	118,751

						$739,632

						Unrealized (Depreciation)
40	Long	U.S. Treasury 5 Year Notes	September 2019	$4,727,641	$4,702,187	$(25,454)
265	Short	U.S. Treasury 10 Year Ultra Notes	September 2019	35,939,663	36,528,594	(588,931)

						$(614,385)

		Net Unrealized Appreciation (Depreciation)				$125,247

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$314,053,937	$13,646,240	$327,700,177
U.S. Corporate Bonds & Notes	—	484,776,533	—	484,776,533
Foreign Corporate Bonds & Notes:
Paper & Related Products	—	—	22,945	22,945
Other Industries	—	151,242,963	—	151,242,963
U.S. Government Agencies	—	510,619,787	—	510,619,787
U.S. Government Treasuries	—	295,795,985	—	295,795,985
Municipal Bonds & Notes	—	18,790,400	—	18,790,400
Foreign Government Obligations	—	5,915,247	—	5,915,247
Preferred Securities/Capital Securities	—	16,401,989	—	16,401,989
Warrants	—	—	0	0
Options-Purchased	5,091	—	—	5,091
Short-Term Investment Securities:
Registered Investment Companies	5,300,883	—	—	5,300,883
U.S. Government Agencies	—	13,419,000	—	13,419,000
Repurchase Agreements	—	30,036,000	—	30,036,000

Total Investments at Value	$5,305,974	$1,841,051,841	$13,669,185	$1,860,027,000

Other Financial Instruments:+
Futures Contracts	$739,632	$—	$—	$739,632

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$614,385	$—	$—	$614,385

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts presented represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no material Level 3 transfers during the reporting period.

See Notes to Financial Statements

257

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio

PORTFOLIO PROFILE — July 31, 2019 — (unaudited)

Industry Allocation*

Commercial Services-Finance	5.6%
Electronic Components-Semiconductors	4.9
Repurchase Agreements	3.9
Medical-Biomedical/Gene	3.9
Consulting Services	3.7
Data Processing/Management	3.6
Retail-Apparel/Shoe	3.2
Computer Aided Design	2.2
Retail-Auto Parts	2.2
Enterprise Software/Service	2.2
Medical-HMO	2.2
Non-Hazardous Waste Disposal	2.1
Diversified Manufacturing Operations	2.0
Internet Security	2.0
Electronic Measurement Instruments	1.9
Applications Software	1.9
Medical Labs & Testing Services	1.9
Banks-Commercial	1.7
Entertainment Software	1.6
Containers-Metal/Glass	1.6
Web Hosting/Design	1.6
Retail-Gardening Products	1.6
Distribution/Wholesale	1.6
Semiconductor Equipment	1.5
Building Products-Cement	1.5
Electronic Connectors	1.4
Office Supplies & Forms	1.3
Hotels/Motels	1.3
Internet Application Software	1.3
Internet Content-Information/News	1.2
Office Automation & Equipment	1.2
Electric Products-Misc.	1.2
Aerospace/Defense-Equipment	1.2
Real Estate Management/Services	1.2
Schools	1.2
Respiratory Products	1.1
Networking Products	1.1
Tools-Hand Held	1.1
Computer Software	1.1
Drug Delivery Systems	1.1
Medical-Drugs	1.1
Patient Monitoring Equipment	0.9
Transport-Truck	0.9
Building & Construction Products-Misc.	0.9
Insurance-Property/Casualty	0.9
Building Products-Air & Heating	0.8
Decision Support Software	0.8
Advertising Services	0.8
Finance-Investment Banker/Broker	0.8
Finance-Other Services	0.8
Oil Companies-Exploration & Production	0.8
Building-Residential/Commercial	0.8
Commercial Services	0.7
Machinery-General Industrial	0.7
Veterinary Diagnostics	0.7
Publishing-Newspapers	0.7
E-Commerce/Products	0.7
Power Converter/Supply Equipment	0.6
Retail-Vision Service Center	0.6
Auto/Truck Parts & Equipment-Original	0.6
Retail-Perfume & Cosmetics	0.6

Telecom Equipment-Fiber Optics	0.6%
Gambling (Non-Hotel)	0.5
E-Commerce/Services	0.5
Medical-Hospitals	0.5
Retail-Restaurants	0.4
Computer Data Security	0.4
Communications Software	0.3
Therapeutics	0.3

99.8%

*	Calculated as a percentage of net assets

258

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 95.9%
Advertising Services — 0.8%
Trade Desk, Inc., Class A†	12,800	$3,370,368

Aerospace/Defense-Equipment — 1.2%
HEICO Corp., Class A	45,620	4,807,892

Applications Software — 1.9%
Intuit, Inc.	13,800	3,826,878
ServiceNow, Inc.†	14,300	3,966,677

		7,793,555

Auto/Truck Parts & Equipment-Original — 0.6%
Aptiv PLC	26,300	2,305,195

Banks-Commercial — 1.7%
East West Bancorp, Inc.	72,000	3,456,720
First Republic Bank	35,200	3,497,472

		6,954,192

Building & Construction Products-Misc. — 0.9%
Fortune Brands Home & Security, Inc.	66,200	3,637,028

Building Products-Air & Heating — 0.8%
Lennox International, Inc.	13,283	3,406,824

Building Products-Cement — 1.5%
Vulcan Materials Co.	42,600	5,893,710

Building-Residential/Commercial — 0.8%
NVR, Inc.†	950	3,176,933

Commercial Services — 0.7%
CoStar Group, Inc.†	4,700	2,892,380

Commercial Services-Finance — 5.6%
Global Payments, Inc.	64,000	10,746,880
IHS Markit, Ltd.†	75,000	4,831,500
S&P Global, Inc.	17,400	4,262,130
Square, Inc., Class A†	34,100	2,741,981

		22,582,491

Communications Software — 0.3%
Slack Technologies, Inc., Class A†	35,200	1,176,384

Computer Aided Design — 2.2%
Autodesk, Inc.†	16,500	2,576,805
Synopsys, Inc.†	48,900	6,491,964

		9,068,769

Computer Data Security — 0.4%
Crowdstrike Holdings, Inc., Class A†	19,100	1,701,237

Computer Software — 1.1%
Splunk, Inc.†	32,600	4,411,106

Consulting Services — 3.7%
Booz Allen Hamilton Holding Corp.	87,400	6,008,750
FTI Consulting, Inc.†	15,700	1,639,865
Gartner, Inc.†	20,400	2,842,332
Verisk Analytics, Inc.	30,700	4,657,804

		15,148,751

Containers-Metal/Glass — 1.6%
Ball Corp.	91,000	6,504,680

Data Processing/Management — 3.6%
DocuSign, Inc.†	2,300	118,956
Fair Isaac Corp.†	9,200	3,196,264
Fidelity National Information Services, Inc.	13,124	1,748,761

Security Description	Shares	Value (Note 2)
Data Processing/Management (continued)
Fiserv, Inc.†	90,800	$9,573,044

		14,637,025

Decision Support Software — 0.8%
MSCI, Inc.	14,900	3,385,876

Distribution/Wholesale — 1.6%
Copart, Inc.†	81,700	6,334,201

Diversified Manufacturing Operations — 2.0%
Ingersoll-Rand PLC	50,600	6,257,196
Parker-Hannifin Corp.	11,400	1,995,912

		8,253,108

Drug Delivery Systems — 1.1%
DexCom, Inc.†	27,900	4,376,673

E-Commerce/Products — 0.7%
Wayfair, Inc., Class A†	20,200	2,649,432

E-Commerce/Services — 0.5%
Lyft, Inc., Class A†	31,600	1,923,492

Electric Products-Misc. — 1.2%
AMETEK, Inc.	53,900	4,829,979

Electronic Components-Semiconductors — 4.9%
Advanced Micro Devices, Inc.†	217,000	6,607,650
Marvell Technology Group, Ltd.	162,025	4,254,777
Microchip Technology, Inc.	28,100	2,653,202
Xilinx, Inc.	55,400	6,327,234

		19,842,863

Electronic Connectors — 1.4%
Amphenol Corp., Class A	58,700	5,477,884

Electronic Measurement Instruments — 1.9%
FLIR Systems, Inc.	46,700	2,319,122
Keysight Technologies, Inc.†	61,700	5,523,384

		7,842,506

Enterprise Software/Service — 2.2%
Paycom Software, Inc.†	14,100	3,394,575
Veeva Systems, Inc., Class A†	33,500	5,557,650

		8,952,225

Entertainment Software — 1.6%
Take-Two Interactive Software, Inc.†	54,192	6,639,604

Finance-Investment Banker/Broker — 0.8%
TD Ameritrade Holding Corp.	65,800	3,362,380

Finance-Other Services — 0.8%
Nasdaq, Inc.	33,500	3,228,395

Gambling (Non-Hotel) — 0.5%
Red Rock Resorts, Inc., Class A	99,600	2,075,664

Hotels/Motels — 1.3%
Hilton Worldwide Holdings, Inc.	54,466	5,258,692

Insurance-Property/Casualty — 0.9%
Progressive Corp.	44,700	3,619,806

Internet Application Software — 1.3%
Okta, Inc.†	27,900	3,650,157
Zendesk, Inc.†	17,600	1,470,656

		5,120,813

Internet Content-Information/News — 1.2%
Spotify Technology SA†	32,200	4,989,068

259

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Internet Security — 2.0%
Palo Alto Networks, Inc.†	19,500	$4,417,530
Proofpoint, Inc.†	29,300	3,697,660

		8,115,190

Machinery-General Industrial — 0.7%
Nordson Corp.	20,400	2,889,864

Medical Labs & Testing Services — 1.9%
Catalent, Inc.†	51,800	2,926,182
Teladoc Health, Inc.†	67,400	4,599,376

		7,525,558

Medical-Biomedical/Gene — 3.9%
Alnylam Pharmaceuticals, Inc.†	18,300	1,419,897
BioMarin Pharmaceutical, Inc.†	14,400	1,142,208
Exact Sciences Corp.†	42,000	4,834,620
Exelixis, Inc.†	116,100	2,469,447
Illumina, Inc.†	6,620	1,981,896
Intercept Pharmaceuticals, Inc.†	15,700	986,745
Moderna, Inc.†	48,700	637,970
Sage Therapeutics, Inc.†	15,300	2,453,202

		15,925,985

Medical-Drugs — 1.1%
Jazz Pharmaceuticals PLC†	30,446	4,243,563

Medical-HMO — 2.2%
Centene Corp.†	67,500	3,516,075
WellCare Health Plans, Inc.†	18,200	5,227,950

		8,744,025

Medical-Hospitals — 0.5%
Acadia Healthcare Co., Inc.†	56,600	1,807,804

Networking Products — 1.1%
Arista Networks, Inc.†	16,300	4,457,235

Non-Hazardous Waste Disposal — 2.1%
Waste Connections, Inc.	94,800	8,600,256

Office Automation & Equipment — 1.2%
Zebra Technologies Corp., Class A†	23,388	4,932,295

Office Supplies & Forms — 1.3%
Avery Dennison Corp.	46,600	5,352,942

Oil Companies-Exploration & Production — 0.8%
Concho Resources, Inc.	33,000	3,223,440

Patient Monitoring Equipment — 0.9%
Insulet Corp.†	30,700	3,774,258

Power Converter/Supply Equipment — 0.6%
Generac Holdings, Inc.†	35,600	2,573,880

Publishing-Newspapers — 0.7%
New York Times Co., Class A	75,900	2,708,112

Real Estate Management/Services — 1.2%
CBRE Group, Inc., Class A†	90,100	4,776,201

Respiratory Products — 1.1%
ResMed, Inc.	36,000	4,633,200

Retail-Apparel/Shoe — 3.2%
American Eagle Outfitters, Inc.	71,100	1,257,759
Lululemon Athletica, Inc.†	28,192	5,387,209
Ross Stores, Inc.	61,000	6,467,830

		13,112,798

Security Description	Shares/ Principal Amount	Value (Note 2)
Retail-Auto Parts — 2.2%
O’Reilly Automotive, Inc.†	23,600	$8,985,936

Retail-Gardening Products — 1.6%
Tractor Supply Co.	58,700	6,387,147

Retail-Perfume & Cosmetics — 0.6%
Ulta Beauty, Inc.†	6,500	2,270,125

Retail-Restaurants — 0.4%
Chipotle Mexican Grill, Inc.†	2,200	1,750,166

Retail-Vision Service Center — 0.6%
National Vision Holdings, Inc.†	75,000	2,369,250

Schools — 1.2%
Bright Horizons Family Solutions, Inc.†	31,100	4,729,377

Semiconductor Equipment — 1.5%
Lam Research Corp.	28,600	5,966,246

Telecom Equipment-Fiber Optics — 0.6%
Corning, Inc.	72,900	2,241,675

Therapeutics — 0.3%
Agios Pharmaceuticals, Inc.†	23,400	1,125,774

Tools-Hand Held — 1.1%
Stanley Black & Decker, Inc.	30,200	4,457,218

Transport-Truck — 0.9%
Old Dominion Freight Line, Inc.	21,800	3,640,164

Veterinary Diagnostics — 0.7%
Elanco Animal Health, Inc.†	82,900	2,732,384

Web Hosting/Design — 1.6%
GoDaddy, Inc., Class A†	39,800	2,920,524
Shopify, Inc., Class A†	11,000	3,496,680

		6,417,204

Total Long-Term Investment Securities (cost $305,297,483)		388,100,453

REPURCHASE AGREEMENTS — 3.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 07/31/2019, to be repurchased 08/01/2019 in the amount of $15,966,222 collateralized by $15,550,000 of United States Treasury Notes, bearing interest at 2.88% due 11/30/2023 and having an approximate value of $16,290,367 (cost $15,966,000)	$15,966,000	15,966,000

TOTAL INVESTMENTS (cost $321,263,483)(1)	99.8%	404,066,453
Other assets less liabilities	0.2	675,493

NET ASSETS	100.0%	$404,741,946

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

260

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$388,100,453	$—	$—	$388,100,453
Repurchase Agreements	—	15,966,000	—	15,966,000

Total Investments at Value	$388,100,453	$15,966,000	$—	$404,066,453

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

261

SunAmerica Series Trust SA Large Cap Growth Index Portfolio

PORTFOLIO PROFILE — July 31, 2019 — (unaudited)

Industry Allocation*

Applications Software	8.8%
Medical-Drugs	6.0
E-Commerce/Products	5.6
Exchange-Traded Funds	5.3
Web Portals/ISP	5.3
Internet Content-Entertainment	4.6
Finance-Credit Card	4.5
Electronic Components-Semiconductors	3.4
Real Estate Investment Trusts	3.1
Commercial Services-Finance	2.7
Medical Products	2.3
Medical Instruments	2.1
Retail-Restaurants	2.0
Aerospace/Defense	2.0
Medical-Biomedical/Gene	1.9
Networking Products	1.8
Beverages-Non-alcoholic	1.7
Telephone-Integrated	1.6
Cosmetics & Toiletries	1.6
Transport-Rail	1.6
Oil Companies-Exploration & Production	1.6
Insurance-Property/Casualty	1.5
Electric-Integrated	1.5
Data Processing/Management	1.3
Oil Companies-Integrated	1.3
Diagnostic Equipment	1.1
Electronic Forms	1.0
Retail-Building Products	1.0
Multimedia	1.0
Industrial Gases	0.9
Cable/Satellite TV	0.8
Diversified Manufacturing Operations	0.8
Banks-Super Regional	0.6
Semiconductor Components-Integrated Circuits	0.6
Aerospace/Defense-Equipment	0.5
Computer Aided Design	0.5
Instruments-Controls	0.5
Transport-Services	0.5
Insurance Brokers	0.5
Finance-Other Services	0.5
Enterprise Software/Service	0.5
Retail-Major Department Stores	0.5
Tobacco	0.5
Retail-Auto Parts	0.5
Computer Services	0.4
Athletic Footwear	0.4
Medical-HMO	0.4
Non-Hazardous Waste Disposal	0.4
E-Commerce/Services	0.4
Chemicals-Specialty	0.4
Consumer Products-Misc.	0.3
Food-Misc./Diversified	0.3
Machinery-General Industrial	0.3
Hotels/Motels	0.3
Medical-Hospitals	0.3
Apparel Manufacturers	0.3
Beverages-Wine/Spirits	0.3
Distribution/Wholesale	0.3
Pharmacy Services	0.3
Retail-Discount	0.2
Finance-Investment Banker/Broker	0.2

Chemicals-Diversified	0.2%
Consulting Services	0.2
Banks-Commercial	0.2
Electronic Measurement Instruments	0.2
Wireless Equipment	0.2
Entertainment Software	0.2
Computer Software	0.2
Coatings/Paint	0.2
Retail-Apparel/Shoe	0.2
Diagnostic Kits	0.2
Investment Management/Advisor Services	0.2
Medical Information Systems	0.2
Web Hosting/Design	0.2
Commercial Services	0.2
Computers-Memory Devices	0.2
Food-Wholesale/Distribution	0.1
Electric Products-Misc.	0.1
Retail-Perfume & Cosmetics	0.1
Decision Support Software	0.1
Soap & Cleaning Preparation	0.1
Respiratory Products	0.1
Medical Labs & Testing Services	0.1
Machinery-Pumps	0.1
Building Products-Cement	0.1
Pipelines	0.1
Containers-Metal/Glass	0.1
Disposable Medical Products	0.1
Auto/Truck Parts & Equipment-Original	0.1
Instruments-Scientific	0.1
Retail-Gardening Products	0.1
Water	0.1
Food-Confectionery	0.1
Semiconductor Equipment	0.1
Computer Data Security	0.1
Banks-Fiduciary	0.1
Food-Meat Products	0.1
Electronic Connectors	0.1
Industrial Automated/Robotic	0.1
Independent Power Producers	0.1
Agricultural Chemicals	0.1
Broadcast Services/Program	0.1
Internet Infrastructure Software	0.1
Containers-Paper/Plastic	0.1
Toys	0.1
Oil Refining & Marketing	0.1
Insurance-Multi-line	0.1
Dental Supplies & Equipment	0.1
Dialysis Centers	0.1
Gas-Distribution	0.1
Metal-Copper	0.1

99.9%

*	Calculated as a percentage of net assets

262

SunAmerica Series Trust SA Large Cap Growth Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 94.6%
Aerospace/Defense — 2.0%
Boeing Co.	9,939	$3,390,988
Lockheed Martin Corp.	2,801	1,014,438
Raytheon Co.	2,275	414,710
TransDigm Group, Inc.†	929	450,974

		5,271,110

Aerospace/Defense-Equipment — 0.5%
L3Harris Technologies, Inc.	2,187	454,021
United Technologies Corp.	7,395	987,972

		1,441,993

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	1,806	89,505
Mosaic Co.	3,169	79,827

		169,332

Apparel Manufacturers — 0.3%
Hanesbrands, Inc.	3,021	48,608
Tapestry, Inc.	3,692	114,194
Under Armour, Inc., Class A†	2,321	53,545
Under Armour, Inc., Class C†	2,398	48,775
VF Corp.	6,186	540,595

		805,717

Applications Software — 8.8%
Intuit, Inc.	4,924	1,365,475
Microsoft Corp.	145,549	19,833,962
salesforce.com, Inc.†	14,750	2,278,875

		23,478,312

Athletic Footwear — 0.4%
NIKE, Inc., Class B	12,174	1,047,329

Auto/Truck Parts & Equipment-Original — 0.1%
Aptiv PLC	2,987	261,811

Banks-Commercial — 0.2%
First Republic Bank	3,130	310,997
SVB Financial Group†	994	230,578

		541,575

Banks-Fiduciary — 0.1%
Northern Trust Corp.	2,191	214,718

Banks-Super Regional — 0.6%
Comerica, Inc.	1,347	98,600
US Bancorp	28,426	1,624,546

		1,723,146

Beverages-Non-alcoholic — 1.7%
Coca-Cola Co.	37,923	1,995,887
Monster Beverage Corp.†	7,434	479,270
PepsiCo, Inc.	16,242	2,075,890

		4,551,047

Beverages-Wine/Spirits — 0.3%
Brown-Forman Corp., Class B	3,160	173,200
Constellation Brands, Inc., Class A	3,176	625,100

		798,300

Broadcast Services/Program — 0.1%
Fox Corp., Class A	3,096	115,543
Fox Corp., Class B	1,419	52,787

		168,330

Security Description	Shares	Value (Note 2)
Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	676	$167,479
Vulcan Materials Co.	1,204	166,573

		334,052

Building Products-Wood — 0.0%
Masco Corp.	2,621	106,858

Building-Maintenance & Services — 0.0%
Rollins, Inc.	2,800	93,884

Cable/Satellite TV — 0.8%
Charter Communications, Inc., Class A†	1,405	541,459
Comcast Corp., Class A	39,574	1,708,409

		2,249,868

Cellular Telecom — 0.0%
T-Mobile US, Inc.†	1,501	119,675

Chemicals-Diversified — 0.2%
Celanese Corp.	1,275	143,017
Eastman Chemical Co.	1,421	107,072
FMC Corp.	1,100	95,062
PPG Industries, Inc.	2,063	242,176

		587,327

Chemicals-Specialty — 0.4%
Ecolab, Inc.	4,818	971,935

Coatings/Paint — 0.2%
Sherwin-Williams Co.	957	490,979

Commercial Services — 0.2%
Cintas Corp.	1,609	419,048

Commercial Services-Finance — 2.7%
Automatic Data Processing, Inc.	8,267	1,376,621
Equifax, Inc.	1,400	194,726
FleetCor Technologies, Inc.†	982	279,055
Global Payments, Inc.	2,976	499,730
H&R Block, Inc.	2,394	66,290
IHS Markit, Ltd.†	6,910	445,142
MarketAxess Holdings, Inc.	716	241,321
Moody’s Corp.	1,535	329,012
PayPal Holdings, Inc.†	22,317	2,463,797
S&P Global, Inc.	4,674	1,144,896
Total System Services, Inc.	2,103	285,419

		7,326,009

Computer Aided Design — 0.5%
ANSYS, Inc.†	1,594	323,773
Autodesk, Inc.†	4,172	651,541
Cadence Design Systems, Inc.†	3,149	232,743
Synopsys, Inc.†	1,623	215,470

		1,423,527

Computer Data Security — 0.1%
Fortinet, Inc.†	2,757	221,415

Computer Services — 0.4%
Accenture PLC, Class A	5,573	1,073,248

Computer Software — 0.2%
Akamai Technologies, Inc.†	3,117	274,701
Citrix Systems, Inc.	2,376	223,914

		498,615

Computers-Memory Devices — 0.2%
NetApp, Inc.	4,691	274,377

263

SunAmerica Series Trust SA Large Cap Growth Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Computers-Memory Devices (continued)
Seagate Technology PLC	3,063	$141,847

		416,224

Consulting Services — 0.2%
Gartner, Inc.†	1,711	238,394
Verisk Analytics, Inc.	2,145	325,439

		563,833

Consumer Products-Misc. — 0.3%
Clorox Co.	2,419	393,329
Kimberly-Clark Corp.	3,526	478,302

		871,631

Containers-Metal/Glass — 0.1%
Ball Corp.	4,260	304,505

Containers-Paper/Plastic — 0.1%
Amcor PLC†	15,106	160,124

Cosmetics & Toiletries — 1.6%
Colgate-Palmolive Co.	9,295	666,824
Estee Lauder Cos., Inc., Class A	2,832	521,626
Procter & Gamble Co.	26,681	3,149,425

		4,337,875

Data Processing/Management — 1.3%
Broadridge Financial Solutions, Inc.	2,206	280,427
Fidelity National Information Services, Inc.	11,641	1,551,163
Fiserv, Inc.†	10,824	1,141,174
Jack Henry & Associates, Inc.	704	98,349
Paychex, Inc.	3,767	312,849

		3,383,962

Decision Support Software — 0.1%
MSCI, Inc.	1,608	365,402

Dental Supplies & Equipment — 0.1%
Align Technology, Inc.†	705	147,401

Diagnostic Equipment — 1.1%
Danaher Corp.	6,701	941,490
Thermo Fisher Scientific, Inc.	7,597	2,109,535

		3,051,025

Diagnostic Kits — 0.2%
IDEXX Laboratories, Inc.†	1,634	460,870

Dialysis Centers — 0.1%
DaVita, Inc.†	2,402	143,760

Disposable Medical Products — 0.1%
Teleflex, Inc.	877	297,952

Distribution/Wholesale — 0.3%
Copart, Inc.†	2,604	201,888
Fastenal Co.	10,871	334,827
WW Grainger, Inc.	853	248,248

		784,963

Diversified Manufacturing Operations — 0.8%
3M Co.	5,584	975,637
Eaton Corp. PLC	3,858	317,089
Illinois Tool Works, Inc.	2,277	351,182
Ingersoll-Rand PLC	4,581	566,486

		2,210,394

Security Description	Shares	Value (Note 2)
E-Commerce/Products — 5.6%
Amazon.com, Inc.†	7,855	$14,663,557
eBay, Inc.	5,913	243,556

		14,907,113

E-Commerce/Services — 0.4%
Booking Holdings, Inc.†	395	745,211
Expedia Group, Inc.	1,630	216,366
TripAdvisor, Inc.†	1,317	58,146

		1,019,723

Electric Products-Misc. — 0.1%
AMETEK, Inc.	4,328	387,832

Electric-Integrated — 1.5%
Alliant Energy Corp.	2,558	126,723
Ameren Corp.	4,665	353,094
CMS Energy Corp.	3,018	175,708
Dominion Energy, Inc.	7,163	532,139
Eversource Energy	3,354	254,435
NextEra Energy, Inc.	9,097	1,884,626
Pinnacle West Capital Corp.	2,133	194,572
WEC Energy Group, Inc.	2,876	245,783
Xcel Energy, Inc.	4,399	262,224

		4,029,304

Electronic Components-Misc. — 0.0%
Garmin, Ltd.	1,428	112,227

Electronic Components-Semiconductors — 3.4%
Advanced Micro Devices, Inc.†	16,846	512,961
Broadcom, Inc.	7,519	2,180,435
Intel Corp.	56,975	2,880,086
Microchip Technology, Inc.	2,305	217,638
NVIDIA Corp.	6,131	1,034,422
Skyworks Solutions, Inc.	2,001	170,645
Texas Instruments, Inc.	11,762	1,470,368
Xilinx, Inc.	4,823	550,835

		9,017,390

Electronic Connectors — 0.1%
Amphenol Corp., Class A	2,156	201,198

Electronic Forms — 1.0%
Adobe, Inc.†	9,268	2,769,834

Electronic Measurement Instruments — 0.2%
Agilent Technologies, Inc.	3,181	220,793
Keysight Technologies, Inc.†	3,574	319,945

		540,738

Electronic Security Devices — 0.0%
Allegion PLC	910	94,221

Enterprise Software/Service — 0.5%
Oracle Corp.	23,045	1,297,433

Entertainment Software — 0.2%
Electronic Arts, Inc.†	2,705	250,212
Take-Two Interactive Software, Inc.†	2,138	261,948

		512,160

Finance-Credit Card — 4.5%
Alliance Data Systems Corp.	856	134,324
American Express Co.	6,503	808,778
Discover Financial Services	3,997	358,691
Mastercard, Inc., Class A	17,072	4,648,193
Visa, Inc., Class A	33,031	5,879,518

264

SunAmerica Series Trust SA Large Cap Growth Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Finance-Credit Card (continued)
Western Union Co.	3,436	$72,156

		11,901,660

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	11,735	507,187
E*TRADE Financial Corp.	2,742	133,782

		640,969

Finance-Other Services — 0.5%
Cboe Global Markets, Inc.	2,122	231,956
Intercontinental Exchange, Inc.	10,710	940,981
Nasdaq, Inc.	1,542	148,602

		1,321,539

Food-Confectionery — 0.1%
Hershey Co.	1,614	244,908

Food-Meat Products — 0.1%
Hormel Foods Corp.	5,171	211,959

Food-Misc./Diversified — 0.3%
Kellogg Co.	4,721	274,857
Lamb Weston Holdings, Inc.	2,778	186,459
McCormick & Co., Inc.	2,326	368,764

		830,080

Food-Wholesale/Distribution — 0.1%
Sysco Corp.	5,658	387,969

Gas-Distribution — 0.1%
Atmos Energy Corp.	1,311	142,951

Home Decoration Products — 0.0%
Newell Brands, Inc.	3,845	54,561

Hotels/Motels — 0.3%
Hilton Worldwide Holdings, Inc.	5,529	533,825
Marriott International, Inc., Class A	2,100	292,026

		825,851

Human Resources — 0.0%
Robert Half International, Inc.	1,035	62,524

Independent Power Producers — 0.1%
NRG Energy, Inc.	5,074	173,226

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	1,124	180,717

Industrial Gases — 0.9%
Air Products & Chemicals, Inc.	4,181	954,397
Linde PLC	6,907	1,321,171

		2,275,568

Instruments-Controls — 0.5%
Honeywell International, Inc.	6,911	1,191,871
Mettler-Toledo International, Inc.†	302	228,539

		1,420,410

Instruments-Scientific — 0.1%
PerkinElmer, Inc.	1,096	94,388
Waters Corp.†	792	166,763

		261,151

Insurance Brokers — 0.5%
Aon PLC	2,878	544,662
Arthur J. Gallagher & Co.	2,358	213,234
Marsh & McLennan Cos., Inc.	6,119	604,557

		1,362,453

Security Description	Shares	Value (Note 2)
Insurance-Life/Health — 0.0%
Torchmark Corp.	865	$78,992

Insurance-Multi-line — 0.1%
Cincinnati Financial Corp.	1,383	148,437

Insurance-Property/Casualty — 1.5%
Berkshire Hathaway, Inc., Class B†	17,667	3,629,332
Progressive Corp.	5,879	476,081

		4,105,413

Internet Content-Entertainment — 4.6%
Facebook, Inc., Class A†	45,634	8,863,492
Netflix, Inc.†	8,305	2,682,432
Twitter, Inc.†	13,870	586,839

		12,132,763

Internet Infrastructure Software — 0.1%
F5 Networks, Inc.†	1,134	166,380

Investment Management/Advisor Services — 0.2%
Ameriprise Financial, Inc.	1,373	199,785
T. Rowe Price Group, Inc.	2,246	254,674

		454,459

Machinery-General Industrial — 0.3%
Roper Technologies, Inc.	1,972	717,118
Wabtec Corp.	1,414	109,839

		826,957

Machinery-Pumps — 0.1%
Flowserve Corp.	1,320	66,040
Xylem, Inc.	3,418	274,431

		340,471

Medical Information Systems — 0.2%
Cerner Corp.	6,181	442,869

Medical Instruments — 2.1%
Boston Scientific Corp.†	26,414	1,121,539
Edwards Lifesciences Corp.†	3,960	842,886
Intuitive Surgical, Inc.†	2,193	1,139,285
Medtronic PLC	25,466	2,596,004

		5,699,714

Medical Labs & Testing Services — 0.1%
IQVIA Holdings, Inc.†	2,188	348,264

Medical Products — 2.3%
Abbott Laboratories	33,509	2,918,634
ABIOMED, Inc.†	857	238,726
Baxter International, Inc.	3,875	325,384
Becton Dickinson and Co.	3,228	816,038
Cooper Cos., Inc.	404	136,310
Henry Schein, Inc.†	1,274	84,772
Hologic, Inc.†	2,800	143,500
Stryker Corp.	3,470	727,936
Varian Medical Systems, Inc.†	1,727	202,698
Zimmer Biomet Holdings, Inc.	3,890	525,656

		6,119,654

Medical-Biomedical/Gene — 1.9%
Alexion Pharmaceuticals, Inc.†	4,259	482,502
Amgen, Inc.	7,646	1,426,591
Biogen, Inc.†	1,989	473,024
Celgene Corp.†	6,296	578,350
Illumina, Inc.†	2,792	835,869
Incyte Corp.†	1,623	137,825

265

SunAmerica Series Trust SA Large Cap Growth Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene (continued)
Regeneron Pharmaceuticals, Inc.†	881	$268,494
Vertex Pharmaceuticals, Inc.†	4,865	810,606

		5,013,261

Medical-Drugs — 6.0%
AbbVie, Inc.	14,601	972,719
Bristol-Myers Squibb Co.	15,845	703,676
Eli Lilly & Co.	16,412	1,788,087
Johnson & Johnson	29,754	3,874,566
Merck & Co., Inc.	48,903	4,058,460
Pfizer, Inc.	105,452	4,095,756
Zoetis, Inc.	5,000	574,450

		16,067,714

Medical-HMO — 0.4%
Humana, Inc.	2,565	761,164
WellCare Health Plans, Inc.†	956	274,611

		1,035,775

Medical-Hospitals — 0.3%
HCA Healthcare, Inc.	5,071	677,029
Universal Health Services, Inc., Class B	897	135,322

		812,351

Metal-Copper — 0.1%
Freeport-McMoRan, Inc.	12,399	137,133

Multimedia — 1.0%
Walt Disney Co.	18,569	2,655,553

Networking Products — 1.8%
Arista Networks, Inc.†	1,004	274,544
Cisco Systems, Inc.	81,309	4,504,518

		4,779,062

Non-Hazardous Waste Disposal — 0.4%
Republic Services, Inc.	1,760	156,024
Waste Management, Inc.	7,421	868,257

		1,024,281

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	722	82,936

Oil Companies-Exploration & Production — 1.6%
Anadarko Petroleum Corp.	9,537	702,495
Apache Corp.	7,140	174,359
Cabot Oil & Gas Corp.	5,548	106,300
Cimarex Energy Co.	1,079	54,673
Concho Resources, Inc.	2,096	204,737
ConocoPhillips	21,467	1,268,270
Devon Energy Corp.	7,886	212,922
Diamondback Energy, Inc.	2,940	304,084
Hess Corp.	2,663	172,669
Marathon Oil Corp.	15,536	218,592
Occidental Petroleum Corp.	14,208	729,723

		4,148,824

Oil Companies-Integrated — 1.3%
Exxon Mobil Corp.	45,005	3,346,572

Oil Refining & Marketing — 0.1%
HollyFrontier Corp.	2,984	148,514

Pharmacy Services — 0.3%
Cigna Corp.	4,108	698,031

Security Description	Shares	Value (Note 2)
Pipelines — 0.1%
ONEOK, Inc.	4,469	$313,187

Real Estate Investment Trusts — 3.1%
American Tower Corp.	8,396	1,776,761
Apartment Investment & Management Co., Class A	2,827	140,050
AvalonBay Communities, Inc.	1,801	376,031
Boston Properties, Inc.	1,556	206,870
Crown Castle International Corp.	3,238	431,496
Digital Realty Trust, Inc.	2,215	253,307
Duke Realty Corp.	4,574	152,451
Equinix, Inc.	958	481,012
Equity Residential	4,785	377,489
Essex Property Trust, Inc.	924	279,251
Extra Space Storage, Inc.	1,598	179,599
Federal Realty Investment Trust	683	90,163
HCP, Inc.	9,079	289,892
Host Hotels & Resorts, Inc.	6,614	115,017
Mid-America Apartment Communities, Inc.	1,213	142,940
Public Storage	2,851	692,109
Realty Income Corp.	4,365	302,102
Regency Centers Corp.	1,428	95,248
SBA Communications Corp.†	1,248	306,272
Simon Property Group, Inc.	3,932	637,770
UDR, Inc.	2,944	135,601
Vornado Realty Trust	1,682	108,186
Welltower, Inc.	7,692	639,359

		8,208,976

Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	792	100,228

Respiratory Products — 0.1%
ResMed, Inc.	2,724	350,579

Retail-Apparel/Shoe — 0.2%
Foot Locker, Inc.	1,045	42,908
Ross Stores, Inc.	3,978	421,787

		464,695

Retail-Auto Parts — 0.5%
Advance Auto Parts, Inc.	886	133,467
AutoZone, Inc.†	466	523,337
O’Reilly Automotive, Inc.†	1,487	566,190

		1,222,994

Retail-Automobile — 0.0%
CarMax, Inc.†	1,421	124,707

Retail-Building Products — 1.0%
Home Depot, Inc.	9,614	2,054,416
Lowe’s Cos., Inc.	6,841	693,677

		2,748,093

Retail-Discount — 0.2%
Dollar General Corp.	4,907	657,636

Retail-Gardening Products — 0.1%
Tractor Supply Co.	2,292	249,393

Retail-Jewelry — 0.0%
Tiffany & Co.	924	86,782

Retail-Major Department Stores — 0.5%
Nordstrom, Inc.	979	32,415
TJX Cos., Inc.	23,034	1,256,735

		1,289,150

266

SunAmerica Series Trust SA Large Cap Growth Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	1,055	$368,459

Retail-Regional Department Stores — 0.0%
Macy’s, Inc.	2,464	56,007

Retail-Restaurants — 2.0%
Chipotle Mexican Grill, Inc.†	463	368,330
Darden Restaurants, Inc.	1,635	198,751
McDonald’s Corp.	14,503	3,056,072
Starbucks Corp.	11,733	1,110,998
Yum! Brands, Inc.	5,812	653,966

		5,388,117

Semiconductor Components-Integrated Circuits — 0.6%
Analog Devices, Inc.	3,793	445,526
Maxim Integrated Products, Inc.	3,105	183,785
QUALCOMM, Inc.	12,007	878,432

		1,507,743

Semiconductor Equipment — 0.1%
KLA Corp.	1,688	230,108

Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	4,677	352,833

Telephone-Integrated — 1.6%
Verizon Communications, Inc.	78,555	4,341,735

Tobacco — 0.5%
Philip Morris International, Inc.	15,071	1,260,086

Toys — 0.1%
Hasbro, Inc.	1,254	151,935

Transport-Rail — 1.6%
CSX Corp.	14,601	1,027,911
Kansas City Southern	841	104,065
Norfolk Southern Corp.	3,486	666,244
Union Pacific Corp.	13,445	2,419,428

		4,217,648

Transport-Services — 0.5%
Expeditors International of Washington, Inc.	3,267	249,436
FedEx Corp.	2,049	349,416
United Parcel Service, Inc., Class B	6,624	791,369

		1,390,221

Security Description	Shares/ Principal Amount	Value (Note 2)
Transport-Truck — 0.0%
JB Hunt Transport Services, Inc.	1,107	$113,324

Water — 0.1%
American Water Works Co., Inc.	2,160	247,925

Web Hosting/Design — 0.2%
VeriSign, Inc.†	1,992	420,491

Web Portals/ISP — 5.3%
Alphabet, Inc., Class A†	5,688	6,929,122
Alphabet, Inc., Class C†	5,821	7,082,294

		14,011,416

Wireless Equipment — 0.2%
Motorola Solutions, Inc.	3,130	519,455

Total Common Stocks (cost $211,354,667)		252,285,053

EXCHANGE-TRADED FUNDS — 5.3%
iShares S&P 500 Growth Index Fund	30,014	5,443,639
SPDR Portfolio S&P 500 Growth ETF	219,260	8,588,414

Total Exchange-Traded Funds (cost $13,593,616)		14,032,053

Total Long-Term Investment Securities (cost $224,948,283)		266,317,106

SHORT-TERM INVESTMENT SECURITIES — 0.0%
U.S. Government Treasuries — 0.0%
United States Treasury Bills 2.11% due 09/19/2019(1) (cost $99,715)	100,000	99,715

TOTAL INVESTMENTS (cost $225,047,998)(2)	99.9%	266,416,821
Other assets less liabilities	0.1	294,898

NET ASSETS	100.0%	$266,711,719

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 3 for cost of investments on a tax basis.

ETF — Exchange-Traded Funds

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
3	Long	S&P 500 E-Mini Index	September 2019	$434,263	$447,345	$13,082

*	Notional Basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

267

SunAmerica Series Trust SA Large Cap Growth Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$252,285,053	$—	$—	$252,285,053
Exchange-Traded Funds	14,032,053	—	—	14,032,053
Short-Term Investment Securities	—	99,715	—	99,715

Total Investments at Value	$266,317,106	$99,715	$—	$266,416,821

Other Financial Instruments:†
Futures Contracts	$13,082	$—	$—	$13,082

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

268

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO PROFILE — July 31, 2019 — (unaudited)

Industry Allocation*

Applications Software	4.6%
Medical-Drugs	4.3
Repurchase Agreements	4.1
Exchange-Traded Funds	3.6
Computers	3.6
Diversified Banking Institutions	3.5
E-Commerce/Products	3.0
Real Estate Investment Trusts	2.8
Web Portals/ISP	2.7
Finance-Credit Card	2.7
Electronic Components-Semiconductors	2.7
Electric-Integrated	2.6
Internet Content-Entertainment	2.4
Oil Companies-Integrated	2.0
Telephone-Integrated	1.8
Insurance-Property/Casualty	1.8
Medical-Biomedical/Gene	1.7
Aerospace/Defense	1.7
Banks-Super Regional	1.6
Commercial Services-Finance	1.6
Medical Products	1.6
Beverages-Non-alcoholic	1.5
Cosmetics & Toiletries	1.5
Medical-HMO	1.4
Retail-Discount	1.4
Retail-Restaurants	1.3
Diversified Manufacturing Operations	1.3
Oil Companies-Exploration & Production	1.2
Retail-Building Products	1.2
Computer Services	1.1
Medical Instruments	1.1
Cable/Satellite TV	1.0
Multimedia	1.0
Insurance-Multi-line	1.0
Networking Products	0.9
Transport-Rail	0.9
Tobacco	0.8
Diagnostic Equipment	0.7
Food-Misc./Diversified	0.7
Data Processing/Management	0.7
Chemicals-Diversified	0.7
Aerospace/Defense-Equipment	0.6
Industrial Gases	0.6
Transport-Services	0.6
Semiconductor Components-Integrated Circuits	0.6
Electronic Forms	0.5
Instruments-Controls	0.5
Finance-Other Services	0.5
Insurance Brokers	0.5
Pharmacy Services	0.5
Enterprise Software/Service	0.5
Investment Management/Advisor Services	0.5
Banks-Commercial	0.5
Insurance-Life/Health	0.5
Oil Refining & Marketing	0.5
Athletic Footwear	0.4
E-Commerce/Services	0.4
Airlines	0.4
Oil-Field Services	0.4
Semiconductor Equipment	0.4
Pipelines	0.4

Computer Aided Design	0.3%
Auto-Cars/Light Trucks	0.3
Banks-Fiduciary	0.3
Retail-Auto Parts	0.3
Entertainment Software	0.3
U.S. Government Treasuries	0.3
Machinery-Construction & Mining	0.3
Chemicals-Specialty	0.3
Retail-Major Department Stores	0.3
Apparel Manufacturers	0.3
Finance-Investment Banker/Broker	0.3
Electronic Measurement Instruments	0.3
Consumer Products-Misc.	0.3
Hotels/Motels	0.2
Non-Hazardous Waste Disposal	0.2
Electric Products-Misc.	0.2
Electronic Connectors	0.2
Medical Labs & Testing Services	0.2
Distribution/Wholesale	0.2
Retail-Apparel/Shoe	0.2
Medical-Wholesale Drug Distribution	0.2
Machinery-Farming	0.2
Electric-Distribution	0.2
Machinery-General Industrial	0.2
Cruise Lines	0.2
Medical-Hospitals	0.2
Containers-Paper/Plastic	0.2
Retail-Drug Store	0.2
Beverages-Wine/Spirits	0.2
Computers-Memory Devices	0.2
Coatings/Paint	0.2
Consulting Services	0.1
Building-Residential/Commercial	0.1
Commercial Services	0.1
Machinery-Pumps	0.1
Food-Meat Products	0.1
Broadcast Services/Program	0.1
Food-Confectionery	0.1
Building Products-Air & Heating	0.1
Building Products-Cement	0.1
Food-Wholesale/Distribution	0.1
Tools-Hand Held	0.1
Auto/Truck Parts & Equipment-Original	0.1
Gold Mining	0.1
Dental Supplies & Equipment	0.1
Casino Hotels	0.1
Wireless Equipment	0.1
Advertising Agencies	0.1
Computer Software	0.1
Cellular Telecom	0.1
Auto-Heavy Duty Trucks	0.1
Diagnostic Kits	0.1
Instruments-Scientific	0.1
Telecom Equipment-Fiber Optics	0.1
Containers-Metal/Glass	0.1
Gas-Distribution	0.1
Engines-Internal Combustion	0.1
Medical Information Systems	0.1
Agricultural Operations	0.1
Finance-Consumer Loans	0.1
Web Hosting/Design	0.1

269

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO PROFILE — July 31, 2019 — (unaudited) — (continued)

Industry Allocation* (continued)

Agricultural Biotech	0.1%
Water	0.1
Agricultural Chemicals	0.1
Retail-Perfume & Cosmetics	0.1
Decision Support Software	0.1
Industrial Automated/Robotic	0.1
Soap & Cleaning Preparation	0.1
Respiratory Products	0.1
Television	0.1
Retail-Consumer Electronics	0.1
Medical-Generic Drugs	0.1
Paper & Related Products	0.1
Food-Retail	0.1
Real Estate Management/Services	0.1
Steel-Producers	0.1
Metal-Copper	0.1
Retail-Regional Department Stores	0.1
Disposable Medical Products	0.1
Retail-Automobile	0.1
Toys	0.1
Internet Security	0.1

100.2%

*	Calculated as a percentage of net assets

270

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 92.2%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	33,517	$768,210
Omnicom Group, Inc.	19,066	1,529,474

		2,297,684

Aerospace/Defense — 1.7%
Boeing Co.	45,312	15,459,548
General Dynamics Corp.	23,515	4,372,379
Lockheed Martin Corp.	21,286	7,709,151
Northrop Grumman Corp.	14,704	5,081,262
Raytheon Co.	24,121	4,397,017
TransDigm Group, Inc.†	4,237	2,056,809

		39,076,166

Aerospace/Defense-Equipment — 0.6%
Arconic, Inc.	34,577	865,808
L3Harris Technologies, Inc.	19,173	3,980,315
United Technologies Corp.	70,242	9,384,331

		14,230,454

Agricultural Biotech — 0.1%
Corteva, Inc.	64,846	1,912,957

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	19,145	948,826
Mosaic Co.	30,736	774,240

		1,723,066

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	48,509	1,992,750

Airlines — 0.4%
Alaska Air Group, Inc.	10,695	677,635
American Airlines Group, Inc.	34,284	1,046,005
Delta Air Lines, Inc.	51,589	3,148,993
Southwest Airlines Co.	42,325	2,181,007
United Airlines Holdings, Inc.†	19,141	1,759,249

		8,812,889

Apparel Manufacturers — 0.3%
Capri Holdings, Ltd.†	13,071	465,197
Hanesbrands, Inc.	31,303	503,665
PVH Corp.	6,487	576,824
Ralph Lauren Corp.	4,520	471,119
Tapestry, Inc.	25,125	777,116
Under Armour, Inc., Class A†	16,282	375,626
Under Armour, Inc., Class C†	16,823	342,180
VF Corp.	28,202	2,464,573

		5,976,300

Appliances — 0.0%
Whirlpool Corp.	5,485	797,958

Applications Software — 4.6%
Intuit, Inc.	22,450	6,225,610
Microsoft Corp.	663,583	90,426,455
salesforce.com, Inc.†	67,247	10,389,661

		107,041,726

Athletic Footwear — 0.4%
NIKE, Inc., Class B	108,830	9,362,645

Auto-Cars/Light Trucks — 0.3%
Ford Motor Co.	339,350	3,234,005
General Motors Co.	114,232	4,608,119

		7,842,124

Security Description	Shares	Value (Note 2)
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	30,001	$2,104,270

Auto/Truck Parts & Equipment-Original — 0.1%
Aptiv PLC	22,328	1,957,049
BorgWarner, Inc.	17,949	678,472

		2,635,521

Banks-Commercial — 0.5%
BB&T Corp.	66,327	3,417,830
Citizens Financial Group, Inc.	39,693	1,478,961
First Republic Bank	14,270	1,417,867
M&T Bank Corp.	11,831	1,943,242
Regions Financial Corp.	87,743	1,397,746
SVB Financial Group†	4,531	1,051,056
Zions Bancorp NA	15,810	712,557

		11,419,259

Banks-Fiduciary — 0.3%
Bank of New York Mellon Corp.	76,285	3,579,292
Northern Trust Corp.	18,850	1,847,300
State Street Corp.	32,315	1,877,179

		7,303,771

Banks-Super Regional — 1.6%
Comerica, Inc.	13,350	977,220
Fifth Third Bancorp	62,970	1,869,579
Huntington Bancshares, Inc.	90,619	1,291,321
KeyCorp	87,316	1,603,995
PNC Financial Services Group, Inc.	39,094	5,586,533
SunTrust Banks, Inc.	38,434	2,559,704
US Bancorp	129,597	7,406,468
Wells Fargo & Co.	350,280	16,957,055

		38,251,875

Beverages-Non-alcoholic — 1.5%
Coca-Cola Co.	332,492	17,499,054
Monster Beverage Corp.†	33,892	2,185,017
PepsiCo, Inc.	121,395	15,515,495

		35,199,566

Beverages-Wine/Spirits — 0.2%
Brown-Forman Corp., Class B	14,405	789,538
Constellation Brands, Inc., Class A	14,480	2,849,954

		3,639,492

Brewery — 0.0%
Molson Coors Brewing Co., Class B	16,262	877,985

Broadcast Services/Program — 0.1%
Discovery, Inc., Class A†	13,669	414,307
Discovery, Inc., Class C†	31,223	881,738
Fox Corp., Class A	30,686	1,145,202
Fox Corp., Class B	14,061	523,069

		2,964,316

Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc.	12,113	665,488

Building Products-Air & Heating — 0.1%
Johnson Controls International PLC	68,913	2,924,668

Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	5,411	1,340,575
Vulcan Materials Co.	11,439	1,582,586

		2,923,161

271

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building Products-Wood — 0.0%
Masco Corp.	25,421	$1,036,414

Building-Maintenance & Services — 0.0%
Rollins, Inc.	12,764	427,977

Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	29,408	1,350,710
Lennar Corp., Class A	24,718	1,175,835
PulteGroup, Inc.	22,079	695,709

		3,222,254

Cable/Satellite TV — 1.0%
Charter Communications, Inc., Class A†	14,897	5,741,006
Comcast Corp., Class A	392,231	16,932,612
DISH Network Corp., Class A†	19,981	676,557

		23,350,175

Casino Hotels — 0.1%
MGM Resorts International	44,194	1,326,704
Wynn Resorts, Ltd.	8,391	1,091,417

		2,418,121

Cellular Telecom — 0.1%
T-Mobile US, Inc.†	27,373	2,182,449

Chemicals-Diversified — 0.7%
Celanese Corp.	10,964	1,229,832
Dow, Inc.	64,846	3,141,140
DuPont de Nemours, Inc.	64,844	4,679,143
Eastman Chemical Co.	12,001	904,275
FMC Corp.	11,401	985,275
LyondellBasell Industries NV, Class A	23,801	1,991,906
PPG Industries, Inc.	20,446	2,400,156

		15,331,727

Chemicals-Specialty — 0.3%
Albemarle Corp.	9,176	669,481
Ecolab, Inc.	21,966	4,431,201
International Flavors & Fragrances, Inc.	8,777	1,263,800

		6,364,482

Coatings/Paint — 0.2%
Sherwin-Williams Co.	7,035	3,609,236

Commercial Services — 0.1%
Cintas Corp.	7,335	1,910,327
Nielsen Holdings PLC	30,785	712,981
Quanta Services, Inc.	12,304	460,416

		3,083,724

Commercial Services-Finance — 1.6%
Automatic Data Processing, Inc.	37,690	6,276,139
Equifax, Inc.	10,463	1,455,299
FleetCor Technologies, Inc.†	7,464	2,121,045
Global Payments, Inc.	13,569	2,278,506
H&R Block, Inc.	17,605	487,482
IHS Markit, Ltd.†	31,502	2,029,359
MarketAxess Holdings, Inc.	3,264	1,100,099
Moody’s Corp.	14,284	3,061,633
PayPal Holdings, Inc.†	101,747	11,232,869
S&P Global, Inc.	21,310	5,219,884
Total System Services, Inc.	14,099	1,913,516

		37,175,831

Security Description	Shares	Value (Note 2)
Computer Aided Design — 0.3%
ANSYS, Inc.†	7,268	$1,476,276
Autodesk, Inc.†	19,019	2,970,197
Cadence Design Systems, Inc.†	24,337	1,798,748
Synopsys, Inc.†	12,981	1,723,358

		7,968,579

Computer Data Security — 0.0%
Fortinet, Inc.†	12,569	1,009,416

Computer Services — 1.1%
Accenture PLC, Class A	55,235	10,637,156
Cognizant Technology Solutions Corp., Class A	49,299	3,211,337
DXC Technology Co.	23,232	1,295,649
International Business Machines Corp.	76,781	11,382,015

		26,526,157

Computer Software — 0.1%
Akamai Technologies, Inc.†	14,210	1,252,327
Citrix Systems, Inc.	10,831	1,020,714

		2,273,041

Computers — 3.6%
Apple, Inc.	378,521	80,640,114
Hewlett Packard Enterprise Co.	115,967	1,666,446
HP, Inc.	130,441	2,744,478

		85,051,038

Computers-Memory Devices — 0.2%
NetApp, Inc.	21,387	1,250,926
Seagate Technology PLC	21,816	1,010,299
Western Digital Corp.	25,373	1,367,351

		3,628,576

Consulting Services — 0.1%
Gartner, Inc.†	7,802	1,087,053
Verisk Analytics, Inc.	14,173	2,150,327

		3,237,380

Consumer Products-Misc. — 0.3%
Clorox Co.	11,030	1,793,478
Kimberly-Clark Corp.	29,772	4,038,572

		5,832,050

Containers-Metal/Glass — 0.1%
Ball Corp.	28,988	2,072,062

Containers-Paper/Plastic — 0.2%
Amcor PLC†	140,555	1,489,883
Packaging Corp. of America	8,183	826,238
Sealed Air Corp.	13,484	563,496
WestRock Co.	22,259	802,437

		3,682,054

Cosmetics & Toiletries — 1.5%
Colgate-Palmolive Co.	74,345	5,333,510
Coty, Inc., Class A	26,028	283,965
Estee Lauder Cos., Inc., Class A	18,988	3,497,400
Procter & Gamble Co.	217,216	25,640,177

		34,755,052

Cruise Lines — 0.2%
Carnival Corp.	34,674	1,637,653
Norwegian Cruise Line Holdings, Ltd.†	18,653	922,204
Royal Caribbean Cruises, Ltd.	14,887	1,731,954

		4,291,811

272

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Data Processing/Management — 0.7%
Broadridge Financial Solutions, Inc.	10,057	$1,278,446
Fidelity National Information Services, Inc.	53,074	7,072,111
Fiserv, Inc.†	49,347	5,202,654
Jack Henry & Associates, Inc.	6,686	934,034
Paychex, Inc.	27,699	2,300,402

		16,787,647

Decision Support Software — 0.1%
MSCI, Inc.	7,333	1,666,351

Dental Supplies & Equipment — 0.1%
Align Technology, Inc.†	6,305	1,318,249
DENTSPLY SIRONA, Inc.	20,262	1,103,266

		2,421,515

Diagnostic Equipment — 0.7%
Danaher Corp.	54,558	7,665,399
Thermo Fisher Scientific, Inc.	34,637	9,618,002

		17,283,401

Diagnostic Kits — 0.1%
IDEXX Laboratories, Inc.†	7,448	2,100,708

Dialysis Centers — 0.0%
DaVita, Inc.†	10,951	655,417

Disposable Medical Products — 0.1%
Teleflex, Inc.	3,997	1,357,941

Distribution/Wholesale — 0.2%
Copart, Inc.†	17,460	1,353,674
Fastenal Co.	49,561	1,526,479
LKQ Corp.†	27,191	732,253
WW Grainger, Inc.	3,889	1,131,816

		4,744,222

Diversified Banking Institutions — 3.5%
Bank of America Corp.	765,752	23,493,271
Citigroup, Inc.	200,254	14,250,075
Goldman Sachs Group, Inc.	29,463	6,485,690
JPMorgan Chase & Co.	280,921	32,586,836
Morgan Stanley	110,715	4,933,461

		81,749,333

Diversified Manufacturing Operations — 1.3%
3M Co.	49,917	8,721,498
A.O. Smith Corp.	12,222	555,490
Eaton Corp. PLC	36,640	3,011,442
General Electric Co.	755,202	7,891,861
Illinois Tool Works, Inc.	25,954	4,002,885
Ingersoll-Rand PLC	20,884	2,582,515
Parker-Hannifin Corp.	11,109	1,944,964
Textron, Inc.	20,157	993,740

		29,704,395

E-Commerce/Products — 3.0%
Amazon.com, Inc.†	35,813	66,854,992
eBay, Inc.	70,944	2,922,183

		69,777,175

E-Commerce/Services — 0.4%
Booking Holdings, Inc.†	3,749	7,072,901
Cars.com, Inc.†	1	19
Expedia Group, Inc.	11,989	1,591,420
TripAdvisor, Inc.†	8,964	395,760

		9,060,100

Security Description	Shares	Value (Note 2)
Electric Products-Misc. — 0.2%
AMETEK, Inc.	19,731	$1,768,095
Emerson Electric Co.	53,225	3,453,238

		5,221,333

Electric-Distribution — 0.2%
CenterPoint Energy, Inc.	43,487	1,261,558
Sempra Energy	23,761	3,217,952

		4,479,510

Electric-Integrated — 2.6%
AES Corp.	57,477	965,039
Alliant Energy Corp.	20,463	1,013,737
Ameren Corp.	21,268	1,609,775
American Electric Power Co., Inc.	42,730	3,752,121
CMS Energy Corp.	24,572	1,430,582
Consolidated Edison, Inc.	28,326	2,406,577
Dominion Energy, Inc.	69,483	5,161,892
DTE Energy Co.	15,866	2,016,727
Duke Energy Corp.	63,047	5,467,436
Edison International	30,639	2,283,831
Entergy Corp.	16,447	1,737,132
Evergy, Inc.	21,138	1,278,638
Eversource Energy	27,807	2,109,439
Exelon Corp.	84,083	3,788,780
FirstEnergy Corp.	43,721	1,922,412
NextEra Energy, Inc.	41,475	8,592,376
Pinnacle West Capital Corp.	9,723	886,932
PPL Corp.	62,501	1,851,905
Public Service Enterprise Group, Inc.	43,769	2,501,398
Southern Co.	90,134	5,065,531
WEC Energy Group, Inc.	27,316	2,334,425
Xcel Energy, Inc.	44,570	2,656,818

		60,833,503

Electronic Components-Misc. — 0.0%
Garmin, Ltd.	10,500	825,195

Electronic Components-Semiconductors — 2.7%
Advanced Micro Devices, Inc.†	76,805	2,338,712
Broadcom, Inc.	34,279	9,940,567
Intel Corp.	387,698	19,598,134
IPG Photonics Corp.†	3,083	403,904
Microchip Technology, Inc.	20,604	1,945,430
Micron Technology, Inc.†	95,837	4,302,123
NVIDIA Corp.	52,738	8,897,955
Qorvo, Inc.†	10,318	756,206
Skyworks Solutions, Inc.	14,955	1,275,362
Texas Instruments, Inc.	81,247	10,156,688
Xilinx, Inc.	21,989	2,511,364

		62,126,445

Electronic Connectors — 0.2%
Amphenol Corp., Class A	25,870	2,414,188
TE Connectivity, Ltd.	29,172	2,695,493

		5,109,681

Electronic Forms — 0.5%
Adobe, Inc.†	42,255	12,628,329

Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	27,364	1,899,335
FLIR Systems, Inc.	11,727	582,363
Fortive Corp.	25,537	1,942,089
Keysight Technologies, Inc.†	16,295	1,458,728

		5,882,515

273

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Security Devices — 0.0%
Allegion PLC	8,136	$842,401

Engineering/R&D Services — 0.0%
Jacobs Engineering Group, Inc.	9,937	819,902

Engines-Internal Combustion — 0.1%
Cummins, Inc.	12,547	2,057,708

Enterprise Software/Service — 0.5%
Oracle Corp.	210,132	11,830,432

Entertainment Software — 0.3%
Activision Blizzard, Inc.	66,334	3,233,119
Electronic Arts, Inc.†	25,689	2,376,233
Take-Two Interactive Software, Inc.†	9,746	1,194,080

		6,803,432

Finance-Consumer Loans — 0.1%
Synchrony Financial	54,918	1,970,458

Finance-Credit Card — 2.7%
Alliance Data Systems Corp.	3,901	612,145
American Express Co.	59,299	7,375,016
Capital One Financial Corp.	40,666	3,758,352
Discover Financial Services	28,034	2,515,771
Mastercard, Inc., Class A	77,832	21,191,319
Visa, Inc., Class A	150,592	26,805,376
Western Union Co.	37,298	783,258

		63,041,237

Finance-Investment Banker/Broker — 0.3%
Charles Schwab Corp.	102,892	4,446,992
E*TRADE Financial Corp.	21,188	1,033,763
Jefferies Financial Group, Inc.	21,942	468,023

		5,948,778

Finance-Other Services — 0.5%
Cboe Global Markets, Inc.	9,674	1,057,465
CME Group, Inc.	31,000	6,027,020
Intercontinental Exchange, Inc.	48,829	4,290,116
Nasdaq, Inc.	10,045	968,037

		12,342,638

Food-Confectionery — 0.1%
Hershey Co.	12,063	1,830,440
J.M. Smucker Co.	9,850	1,095,221

		2,925,661

Food-Meat Products — 0.1%
Hormel Foods Corp.	23,577	966,421
Tyson Foods, Inc., Class A	25,529	2,029,556

		2,995,977

Food-Misc./Diversified — 0.7%
Campbell Soup Co.	16,691	690,006
Conagra Brands, Inc.	42,079	1,214,821
General Mills, Inc.	51,854	2,753,966
Kellogg Co.	21,525	1,253,185
Kraft Heinz Co.	53,878	1,724,635
Lamb Weston Holdings, Inc.	12,667	850,209
McCormick & Co., Inc.	10,604	1,681,158
Mondelez International, Inc., Class A	124,738	6,672,236

		16,840,216

Food-Retail — 0.1%
Kroger Co.	69,857	1,478,174

Security Description	Shares	Value (Note 2)
Food-Wholesale/Distribution — 0.1%
Sysco Corp.	40,948	$2,807,804

Gas-Distribution — 0.1%
Atmos Energy Corp.	10,131	1,104,684
NiSource, Inc.	32,310	959,284

		2,063,968

Gold Mining — 0.1%
Newmont Goldcorp Corp.	70,978	2,592,117

Home Decoration Products — 0.0%
Newell Brands, Inc.	33,708	478,317

Home Furnishings — 0.0%
Leggett & Platt, Inc.	11,368	454,379

Hotels/Motels — 0.2%
Hilton Worldwide Holdings, Inc.	25,205	2,433,543
Marriott International, Inc., Class A	23,934	3,328,262

		5,761,805

Human Resources — 0.0%
Robert Half International, Inc.	10,260	619,807

Independent Power Producers — 0.0%
NRG Energy, Inc.	23,135	789,829

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	10,250	1,647,995

Industrial Gases — 0.6%
Air Products & Chemicals, Inc.	19,063	4,351,511
Linde PLC	47,002	8,990,543

		13,342,054

Instruments-Controls — 0.5%
Honeywell International, Inc.	63,021	10,868,602
Mettler-Toledo International, Inc.†	2,148	1,625,499

		12,494,101

Instruments-Scientific — 0.1%
PerkinElmer, Inc.	9,605	827,183
Waters Corp.†	6,016	1,266,729

		2,093,912

Insurance Brokers — 0.5%
Aon PLC	20,829	3,941,888
Arthur J. Gallagher & Co.	16,042	1,450,678
Marsh & McLennan Cos., Inc.	44,281	4,374,963
Willis Towers Watson PLC	11,192	2,184,902

		11,952,431

Insurance-Life/Health — 0.5%
Aflac, Inc.	64,556	3,398,228
Globe Life, Inc.	8,759	799,872
Lincoln National Corp.	17,522	1,144,887
Principal Financial Group, Inc.	22,433	1,302,011
Prudential Financial, Inc.	35,159	3,561,958
Unum Group	18,348	586,219

		10,793,175

Insurance-Multi-line — 1.0%
Allstate Corp.	28,846	3,098,060
American International Group, Inc (3).	75,319	4,217,111
Assurant, Inc.	5,324	603,529
Chubb, Ltd.	39,651	6,060,259
Cincinnati Financial Corp.	13,138	1,410,102

274

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Multi-line (continued)
Hartford Financial Services Group, Inc.	31,305	$1,804,107
Loews Corp.	23,234	1,243,948
MetLife, Inc.	82,300	4,067,266

		22,504,382

Insurance-Property/Casualty — 1.8%
Berkshire Hathaway, Inc., Class B†	167,809	34,473,003
Progressive Corp.	50,572	4,095,321
Travelers Cos., Inc.	22,681	3,325,488

		41,893,812

Insurance-Reinsurance — 0.0%
Everest Re Group, Ltd.	3,527	869,899

Internet Content-Entertainment — 2.4%
Facebook, Inc., Class A†	208,055	40,410,523
Netflix, Inc.†	37,862	12,229,047
Twitter, Inc.†	63,234	2,675,431

		55,315,001

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	5,169	758,396

Internet Security — 0.1%
Symantec Corp.	53,534	1,154,193

Investment Management/Advisor Services — 0.5%
Affiliated Managers Group, Inc.	4,434	380,393
Ameriprise Financial, Inc.	11,596	1,687,334
BlackRock, Inc.	10,304	4,818,975
Franklin Resources, Inc.	25,493	831,837
Invesco, Ltd.	34,690	665,701
Raymond James Financial, Inc.	10,942	882,691
T. Rowe Price Group, Inc.	20,478	2,322,000

		11,588,931

Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	49,523	6,520,693

Machinery-Farming — 0.2%
Deere & Co.	27,451	4,547,258

Machinery-General Industrial — 0.2%
Roper Technologies, Inc.	8,992	3,269,941
Wabtec Corp.	14,010	1,088,297

		4,358,238

Machinery-Pumps — 0.1%
Dover Corp.	12,585	1,218,857
Flowserve Corp.	11,356	568,141
Xylem, Inc.	15,582	1,251,079

		3,038,077

Medical Information Systems — 0.1%
Cerner Corp.	28,181	2,019,169

Medical Instruments — 1.1%
Boston Scientific Corp.†	120,427	5,113,330
Edwards Lifesciences Corp.†	18,056	3,843,220
Intuitive Surgical, Inc.†	9,998	5,194,061
Medtronic PLC	116,101	11,835,336

		25,985,947

Medical Labs & Testing Services — 0.2%
IQVIA Holdings, Inc.†	13,664	2,174,899
Laboratory Corp. of America Holdings†	8,530	1,428,945
Quest Diagnostics, Inc.	11,637	1,187,905

		4,791,749

Security Description	Shares	Value (Note 2)
Medical Products — 1.6%
Abbott Laboratories	152,774	$13,306,616
ABIOMED, Inc.†	3,908	1,088,613
Baxter International, Inc.	41,087	3,450,075
Becton Dickinson and Co.	23,358	5,904,902
Cooper Cos., Inc.	4,286	1,446,096
Henry Schein, Inc.†	12,909	858,965
Hologic, Inc.†	23,213	1,189,666
Stryker Corp.	26,817	5,625,670
Varian Medical Systems, Inc.†	7,876	924,406
Zimmer Biomet Holdings, Inc.	17,735	2,396,531

		36,191,540

Medical-Biomedical/Gene — 1.7%
Alexion Pharmaceuticals, Inc.†	19,418	2,199,865
Amgen, Inc.	52,819	9,854,969
Biogen, Inc.†	16,791	3,993,236
Celgene Corp.†	61,074	5,610,258
Gilead Sciences, Inc.	110,114	7,214,669
Illumina, Inc.†	12,730	3,811,107
Incyte Corp.†	15,413	1,308,872
Nektar Therapeutics†	15,095	429,604
Regeneron Pharmaceuticals, Inc.†	6,810	2,075,415
Vertex Pharmaceuticals, Inc.†	22,179	3,695,465

		40,193,460

Medical-Drugs — 4.3%
AbbVie, Inc.	128,020	8,528,692
Allergan PLC	26,684	4,282,782
Bristol-Myers Squibb Co.	141,650	6,290,677
Eli Lilly & Co.	74,824	8,152,075
Johnson & Johnson	229,922	29,940,443
Merck & Co., Inc.	222,958	18,503,285
Pfizer, Inc.	480,774	18,673,262
Zoetis, Inc.	41,451	4,762,305

		99,133,521

Medical-Generic Drugs — 0.1%
Mylan NV†	44,638	932,934
Perrigo Co. PLC	10,834	585,145

		1,518,079

Medical-HMO — 1.4%
Anthem, Inc.	22,273	6,561,849
Centene Corp.†	35,797	1,864,666
Humana, Inc.	11,694	3,470,194
UnitedHealth Group, Inc.	82,298	20,493,025
WellCare Health Plans, Inc.†	4,357	1,251,548

		33,641,282

Medical-Hospitals — 0.2%
HCA Healthcare, Inc.	23,122	3,087,018
Universal Health Services, Inc., Class B	7,177	1,082,722

		4,169,740

Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	13,469	1,173,823
Cardinal Health, Inc.	25,811	1,180,337
McKesson Corp.	16,450	2,285,728

		4,639,888

Metal-Copper — 0.1%
Freeport-McMoRan, Inc.	125,622	1,389,379

275

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	13,775	$492,869

Multimedia — 1.0%
Viacom, Inc., Class B	30,625	929,469
Walt Disney Co.	151,174	21,619,393

		22,548,862

Networking Products — 0.9%
Arista Networks, Inc.†	4,578	1,251,854
Cisco Systems, Inc.	370,702	20,536,891

		21,788,745

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	18,659	1,654,120
Waste Management, Inc.	33,834	3,958,578

		5,612,698

Office Automation & Equipment — 0.0%
Xerox Holdings Corp.	16,923	543,228

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	7,310	839,700

Oil & Gas Drilling — 0.0%
Helmerich & Payne, Inc.	9,570	475,438

Oil Companies-Exploration & Production — 1.2%
Anadarko Petroleum Corp.	43,482	3,202,884
Apache Corp.	32,554	794,969
Cabot Oil & Gas Corp.	36,656	702,329
Cimarex Energy Co.	8,784	445,085
Concho Resources, Inc.	17,371	1,696,799
ConocoPhillips	97,871	5,782,219
Devon Energy Corp.	35,955	970,785
Diamondback Energy, Inc.	13,405	1,386,479
EOG Resources, Inc.	50,255	4,314,392
Hess Corp.	22,073	1,431,213
Marathon Oil Corp.	70,830	996,578
Noble Energy, Inc.	41,414	914,421
Occidental Petroleum Corp.	64,777	3,326,947
Pioneer Natural Resources Co.	14,585	2,013,314

		27,978,414

Oil Companies-Integrated — 2.0%
Chevron Corp.	164,961	20,308,349
Exxon Mobil Corp.	366,403	27,245,727

		47,554,076

Oil Field Machinery & Equipment — 0.0%
National Oilwell Varco, Inc.	33,420	796,064

Oil Refining & Marketing — 0.5%
HollyFrontier Corp.	13,605	677,121
Marathon Petroleum Corp.	57,381	3,235,715
Phillips 66	36,170	3,709,595
Valero Energy Corp.	36,132	3,080,253

		10,702,684

Oil-Field Services — 0.4%
Baker Hughes a GE Co., LLC	44,589	1,132,115
Halliburton Co.	75,685	1,740,755
Schlumberger, Ltd.	119,948	4,794,322
TechnipFMC PLC	36,473	1,004,466

		8,671,658

Security Description	Shares	Value (Note 2)
Paper & Related Products — 0.1%
International Paper Co.	34,408	$1,510,855

Pharmacy Services — 0.5%
Cigna Corp.	32,860	5,583,571
CVS Health Corp.	112,498	6,285,263

		11,868,834

Pipelines — 0.4%
Kinder Morgan, Inc.	168,590	3,476,326
ONEOK, Inc.	35,744	2,504,939
Williams Cos., Inc.	104,937	2,585,648

		8,566,913

Publishing-Newspapers — 0.0%
News Corp., Class A	33,386	439,360
News Corp., Class B	10,718	144,264

		583,624

Real Estate Investment Trusts — 2.8%
Alexandria Real Estate Equities, Inc.	9,780	1,431,401
American Tower Corp.	38,278	8,100,390
Apartment Investment & Management Co., Class A	12,888	638,472
AvalonBay Communities, Inc.	12,072	2,520,513
Boston Properties, Inc.	13,381	1,779,004
Crown Castle International Corp.	36,002	4,797,626
Digital Realty Trust, Inc.	18,037	2,062,711
Duke Realty Corp.	31,126	1,037,430
Equinix, Inc.	7,280	3,655,288
Equity Residential	32,081	2,530,870
Essex Property Trust, Inc.	5,691	1,719,934
Extra Space Storage, Inc.	11,037	1,240,448
Federal Realty Investment Trust	6,487	856,349
HCP, Inc.	41,392	1,321,647
Host Hotels & Resorts, Inc.	64,160	1,115,742
Iron Mountain, Inc.	24,843	730,633
Kimco Realty Corp.	36,548	702,087
Macerich Co.	9,173	303,168
Mid-America Apartment Communities, Inc.	9,872	1,163,316
Prologis, Inc.	54,625	4,403,321
Public Storage	12,997	3,155,152
Realty Income Corp.	27,262	1,886,803
Regency Centers Corp.	14,471	965,216
SBA Communications Corp.†	9,807	2,406,736
Simon Property Group, Inc.	26,757	4,339,985
SL Green Realty Corp.	7,303	592,127
UDR, Inc.	24,403	1,124,002
Ventas, Inc.	31,990	2,152,607
Vornado Realty Trust	15,033	966,923
Welltower, Inc.	35,067	2,914,769
Weyerhaeuser Co.	64,497	1,638,869

		64,253,539

Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	27,082	1,435,617

Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	6,809	861,679

Respiratory Products — 0.1%
ResMed, Inc.	12,418	1,598,197

Retail-Apparel/Shoe — 0.2%
Foot Locker, Inc.	9,726	399,349
Gap, Inc.	18,330	357,435

276

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Apparel/Shoe (continued)
L Brands, Inc.	19,862	$515,419
Ross Stores, Inc.	31,820	3,373,875

		4,646,078

Retail-Auto Parts — 0.3%
Advance Auto Parts, Inc.	6,212	935,776
AutoZone, Inc.†	2,124	2,385,337
Genuine Parts Co.	12,649	1,228,471
O’Reilly Automotive, Inc.†	6,779	2,581,172

		7,130,756

Retail-Automobile — 0.1%
CarMax, Inc.†	14,392	1,263,042

Retail-Building Products — 1.2%
Home Depot, Inc.	95,282	20,360,810
Lowe’s Cos., Inc.	67,799	6,874,819

		27,235,629

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	20,119	1,539,707

Retail-Discount — 1.4%
Costco Wholesale Corp.	38,085	10,497,369
Dollar General Corp.	22,370	2,998,027
Dollar Tree, Inc.†	20,574	2,093,404
Target Corp.	44,367	3,833,309
Walmart, Inc.	121,134	13,370,771

		32,792,880

Retail-Drug Store — 0.2%
Walgreens Boots Alliance, Inc.	67,300	3,667,177

Retail-Gardening Products — 0.0%
Tractor Supply Co.	10,447	1,136,738

Retail-Jewelry — 0.0%
Tiffany & Co.	9,357	878,809

Retail-Major Department Stores — 0.3%
Nordstrom, Inc.	9,107	301,533
TJX Cos., Inc.	105,014	5,729,564

		6,031,097

Retail-Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	4,809	1,679,543

Retail-Regional Department Stores — 0.1%
Kohl’s Corp.	14,031	755,710
Macy’s, Inc.	26,748	607,982

		1,363,692

Retail-Restaurants — 1.3%
Chipotle Mexican Grill, Inc.†	2,112	1,680,159
Darden Restaurants, Inc.	10,649	1,294,492
McDonald’s Corp.	66,122	13,933,228
Starbucks Corp.	104,887	9,931,750
Yum! Brands, Inc.	26,497	2,981,443

		29,821,072

Savings & Loans/Thrifts — 0.0%
People’s United Financial, Inc.	34,152	560,776

Semiconductor Components-Integrated Circuits — 0.6%
Analog Devices, Inc.	32,020	3,761,069
Maxim Integrated Products, Inc.	23,591	1,396,351
QUALCOMM, Inc.	105,277	7,702,066

		12,859,486

Security Description	Shares	Value (Note 2)
Semiconductor Equipment — 0.4%
Applied Materials, Inc.	81,065	$4,002,179
KLA Corp.	13,996	1,907,935
Lam Research Corp.	12,983	2,708,383

		8,618,497

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	3,598	821,423

Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	21,322	1,608,532

Steel-Producers — 0.1%
Nucor Corp.	26,394	1,435,306

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	67,958	2,089,708

Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	29,818	805,682

Telephone-Integrated — 1.8%
AT&T, Inc.	631,990	21,519,259
CenturyLink, Inc.	83,088	1,004,534
Verizon Communications, Inc.	358,143	19,794,564

		42,318,357

Television — 0.1%
CBS Corp., Class B	30,478	1,569,922

Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	5,331	664,722

Tobacco — 0.8%
Altria Group, Inc.	162,017	7,626,140
Philip Morris International, Inc.	134,729	11,264,692

		18,890,832

Tools-Hand Held — 0.1%
Snap-on, Inc.	4,798	732,223
Stanley Black & Decker, Inc.	13,122	1,936,676

		2,668,899

Toys — 0.1%
Hasbro, Inc.	10,027	1,214,871

Transport-Rail — 0.9%
CSX Corp.	66,568	4,686,387
Kansas City Southern	8,711	1,077,899
Norfolk Southern Corp.	23,032	4,401,876
Union Pacific Corp.	61,297	11,030,395

		21,196,557

Transport-Services — 0.6%
C.H. Robinson Worldwide, Inc.	11,826	990,191
Expeditors International of Washington, Inc.	14,894	1,137,157
FedEx Corp.	20,760	3,540,203
United Parcel Service, Inc., Class B	60,404	7,216,466

		12,884,017

Transport-Truck — 0.0%
JB Hunt Transport Services, Inc.	7,533	771,153

Water — 0.1%
American Water Works Co., Inc.	15,633	1,794,356

Water Treatment Systems — 0.0%
Pentair PLC	13,695	531,503

277

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
Web Hosting/Design — 0.1%
VeriSign, Inc.†	9,082	$1,917,119

Web Portals/ISP — 2.7%
Alphabet, Inc., Class A†	25,930	31,587,926
Alphabet, Inc., Class C†	26,540	32,290,687

		63,878,613

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	14,270	2,368,249

Total Common Stocks (cost $1,399,070,834)		2,148,270,249

EXCHANGE-TRADED FUNDS — 3.6%
SPDR S&P 500 Trust ETF (cost $80,534,179)	286,300	85,154,209

Total Long-Term Investment Securities (cost $1,479,605,013)		2,233,424,458

SHORT-TERM INVESTMENT SECURITIES — 0.3%
U.S. Government Treasuries — 0.3%
United States Treasury Bills
2.45% due 09/05/2019(1)	$2,900,000	2,894,372
2.54% due 08/15/2019(1)	3,700,000	3,697,116

Total Short-Term Investment Securities (cost $6,589,437)		6,591,488

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 4.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50% dated 07/31/2019, to be repurchased 08/01/2019 in the amount of $95,452,326 and collateralized by $95,730,000 of United States Treasury Inflation Indexed Notes, bearing interest at 2.63% due 06/15/2021 and having an approximate value of $97,362,197 (cost $95,451,000)	$95,451,000	$95,451,000

TOTAL INVESTMENTS (cost $1,581,645,450)(2)	100.2%	2,335,466,946
Liabilities in excess of other assets	(0.2)	(4,438,888)

NET ASSETS	100.0%	$2,331,028,058

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures
(2)	See Note 3 for cost of investments on a tax basis.
(3)	Security represents an investment in an affiliated company (see Note 8)

ETF — Exchange-Traded Funds

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

668	Long	S&P 500 E-Mini Index	September 2019	$96,695,959	$99,608,820	$2,912,861

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$2,148,270,249	$—	$—	$2,148,270,249
Exchange-Traded Funds	85,154,209	—	—	85,154,209
Short-Term Investment Securities	—	6,591,488	—	6,591,488
Repurchase Agreements	—	95,451,000	—	95,451,000

Total Investments at Value	$2,233,424,458	$102,042,488	$—	$2,335,466,946

Other Financial Instruments:†
Futures Contracts	$2,912,861	$—	$—	$2,912,861

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

278

SunAmerica Series Trust SA Large Cap Value Index Portfolio

PORTFOLIO PROFILE — July 31, 2019 — (unaudited)

Industry Allocation*

Computers	8.3%
Diversified Banking Institutions	8.0
Electric-Integrated	4.2
Oil Companies-Integrated	3.2
Banks-Super Regional	3.0
Retail-Discount	2.9
Medical-HMO	2.8
Real Estate Investment Trusts	2.6
Medical-Drugs	2.5
Insurance-Property/Casualty	2.3
Telephone-Integrated	2.2
Insurance-Multi-line	2.1
Computer Services	2.1
Exchange-Traded Funds	2.1
Electronic Components-Semiconductors	2.1
Diversified Manufacturing Operations	1.9
Medical-Biomedical/Gene	1.7
Aerospace/Defense	1.5
Cosmetics & Toiletries	1.5
Retail-Building Products	1.4
Beverages-Non-alcoholic	1.4
Tobacco	1.3
Cable/Satellite TV	1.3
Food-Misc./Diversified	1.3
Chemicals-Diversified	1.2
Multimedia	1.0
Insurance-Life/Health	1.0
Oil Refining & Marketing	1.0
Investment Management/Advisor Services	0.9
Oil Companies-Exploration & Production	0.9
Banks-Commercial	0.9
Airlines	0.9
Finance-Credit Card	0.9
Pharmacy Services	0.9
Oil-Field Services	0.9
Medical Products	0.8
Auto-Cars/Light Trucks	0.8
Aerospace/Defense-Equipment	0.8
Semiconductor Equipment	0.7
Pipelines	0.7
Transport-Services	0.6
Machinery-Construction & Mining	0.6
Banks-Fiduciary	0.6
Finance-Other Services	0.6
Instruments-Controls	0.6
Semiconductor Components-Integrated Circuits	0.6
Enterprise Software/Service	0.6
Insurance Brokers	0.6
Retail-Restaurants	0.5
Medical-Wholesale Drug Distribution	0.5
Athletic Footwear	0.5
Machinery-Farming	0.4
Electric-Distribution	0.4
Entertainment Software	0.4
E-Commerce/Services	0.4
Cruise Lines	0.4
Electronic Connectors	0.4
Commercial Services-Finance	0.4
Retail-Drug Store	0.4
Electric Products-Misc.	0.3
Electronic Measurement Instruments	0.3

Diagnostic Equipment	0.3%
Building-Residential/Commercial	0.3
Medical Labs & Testing Services	0.3
Finance-Investment Banker/Broker	0.3
Industrial Gases	0.3
Containers-Paper/Plastic	0.3
Building Products-Air & Heating	0.3
Tools-Hand Held	0.3
Gold Mining	0.3
Retail-Apparel/Shoe	0.2
Casino Hotels	0.2
Apparel Manufacturers	0.2
Advertising Agencies	0.2
Broadcast Services/Program	0.2
Auto-Heavy Duty Trucks	0.2
Telecom Equipment-Fiber Optics	0.2
Engines-Internal Combustion	0.2
Food-Meat Products	0.2
Hotels/Motels	0.2
Agricultural Operations	0.2
Finance-Consumer Loans	0.2
Transport-Rail	0.2
Chemicals-Specialty	0.2
Agricultural Biotech	0.2
Consumer Products-Misc.	0.2
E-Commerce/Products	0.2
Food-Confectionery	0.2
Dental Supplies & Equipment	0.2
Computers-Memory Devices	0.2
Cellular Telecom	0.2
Television	0.2
Retail-Auto Parts	0.2
Retail-Consumer Electronics	0.2
Medical-Generic Drugs	0.2
Paper & Related Products	0.1
Machinery-Pumps	0.1
Computer Aided Design	0.1
Food-Retail	0.1
Auto/Truck Parts & Equipment-Original	0.1
Real Estate Management/Services	0.1
Steel-Producers	0.1
Gas-Distribution	0.1
Building Products-Cement	0.1
Coatings/Paint	0.1
Data Processing/Management	0.1
Commercial Services	0.1
Distribution/Wholesale	0.1
Internet Security	0.1
Retail-Regional Department Stores	0.1
Food-Wholesale/Distribution	0.1
Agricultural Chemicals	0.1
Non-Hazardous Waste Disposal	0.1
Instruments-Scientific	0.1
Brewery	0.1
Insurance-Reinsurance	0.1
Industrial Automated/Robotic	0.1
Shipbuilding	0.1
Engineering/R&D Services	0.1
Telecommunication Equipment	0.1
Appliances	0.1
Oil Field Machinery & Equipment	0.1
Metal-Copper	0.1

279

SunAmerica Series Trust SA Large Cap Value Index Portfolio

PORTFOLIO PROFILE — July 31, 2019 — (unaudited) — (continued)

Industry Allocation* (continued)

Retail-Automobile	0.1%
Containers-Metal/Glass	0.1
Consulting Services	0.1
Building & Construction Products-Misc.	0.1
Textile-Home Furnishings	0.1
Water	0.1
Machinery-General Industrial	0.1
Publishing-Newspapers	0.1
Savings & Loans/Thrifts	0.1
Building Products-Wood	0.1
Office Automation & Equipment	0.1
Water Treatment Systems	0.1
Toys	0.1

99.9%

*	Calculated as a percentage of net assets

280

SunAmerica Series Trust SA Large Cap Value Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.8%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.	8,087	$185,354
Omnicom Group, Inc.	4,600	369,012

		554,366

Aerospace/Defense — 1.5%
General Dynamics Corp.	5,674	1,055,024
Lockheed Martin Corp.	2,054	743,897
Northrop Grumman Corp.	3,548	1,226,082
Raytheon Co.	3,317	604,656

		3,629,659

Aerospace/Defense-Equipment — 0.8%
Arconic, Inc.	8,343	208,909
L3Harris Technologies, Inc.	2,221	461,079
United Technologies Corp.	8,813	1,177,417

		1,847,405

Agricultural Biotech — 0.2%
Corteva, Inc.	15,646	461,557

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	2,633	130,491
Mosaic Co.	3,931	99,022

		229,513

Agricultural Operations — 0.2%
Archer-Daniels-Midland Co.	11,705	480,841

Airlines — 0.9%
Alaska Air Group, Inc.	2,581	163,532
American Airlines Group, Inc.	8,272	252,379
Delta Air Lines, Inc.	12,448	759,826
Southwest Airlines Co.	10,213	526,276
United Airlines Holdings, Inc.†	4,618	424,440

		2,126,453

Apparel Manufacturers — 0.2%
Capri Holdings, Ltd.†	3,154	112,251
Hanesbrands, Inc.	4,230	68,061
PVH Corp.	1,565	139,160
Ralph Lauren Corp.	1,091	113,715
Tapestry, Inc.	2,001	61,891
Under Armour, Inc., Class A†	1,375	31,721
Under Armour, Inc., Class C†	1,421	28,903

		555,702

Appliances — 0.1%
Whirlpool Corp.	1,323	192,470

Athletic Footwear — 0.5%
NIKE, Inc., Class B	12,867	1,106,948

Auto-Cars/Light Trucks — 0.8%
Ford Motor Co.	81,881	780,326
General Motors Co.	27,563	1,111,891

		1,892,217

Auto-Heavy Duty Trucks — 0.2%
PACCAR, Inc.	7,239	507,743

Auto/Truck Parts & Equipment-Original — 0.1%
Aptiv PLC	2,101	184,152
BorgWarner, Inc.	4,331	163,712

		347,864

Security Description	Shares	Value (Note 2)
Banks-Commercial — 0.9%
BB&T Corp.	16,004	$824,686
Citizens Financial Group, Inc.	9,577	356,839
M&T Bank Corp.	2,855	468,934
Regions Financial Corp.	21,171	337,254
Zions Bancorp NA	3,815	171,942

		2,159,655

Banks-Fiduciary — 0.6%
Bank of New York Mellon Corp.	18,407	863,656
Northern Trust Corp.	2,138	209,524
State Street Corp.	7,797	452,928

		1,526,108

Banks-Super Regional — 3.0%
Comerica, Inc.	1,739	127,295
Fifth Third Bancorp	15,194	451,110
Huntington Bancshares, Inc.	21,865	311,576
KeyCorp	21,068	387,019
PNC Financial Services Group, Inc.	9,433	1,347,976
SunTrust Banks, Inc.	9,274	617,649
Wells Fargo & Co.	84,518	4,091,516

		7,334,141

Beverages-Non-alcoholic — 1.4%
Coca-Cola Co.	38,509	2,026,729
PepsiCo, Inc.	11,423	1,459,973

		3,486,702

Brewery — 0.1%
Molson Coors Brewing Co., Class B	3,924	211,857

Broadcast Services/Program — 0.2%
Discovery, Inc., Class A†	3,298	99,962
Discovery, Inc., Class C†	7,534	212,760
Fox Corp., Class A	3,998	149,205
Fox Corp., Class B	1,832	68,151

		530,078

Building & Construction Products-Misc. — 0.1%
Fortune Brands Home & Security, Inc.	2,923	160,590

Building Products-Air & Heating — 0.3%
Johnson Controls International PLC	16,628	705,692

Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	561	138,988
Vulcan Materials Co.	1,435	198,532

		337,520

Building Products-Wood — 0.1%
Masco Corp.	3,251	132,543

Building-Residential/Commercial — 0.3%
D.R. Horton, Inc.	7,096	325,919
Lennar Corp., Class A	5,964	283,708
PulteGroup, Inc.	5,327	167,854

		777,481

Cable/Satellite TV — 1.3%
Charter Communications, Inc., Class A†	2,049	789,644
Comcast Corp., Class A	51,106	2,206,246
DISH Network Corp., Class A†	4,821	163,239

		3,159,129

Casino Hotels — 0.2%
MGM Resorts International	10,664	320,133

281

SunAmerica Series Trust SA Large Cap Value Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Casino Hotels (continued)
Wynn Resorts, Ltd.	2,025	$263,392

		583,525

Cellular Telecom — 0.2%
T-Mobile US, Inc.†	4,954	394,982

Chemicals-Diversified — 1.2%
Celanese Corp.	1,243	139,427
Dow, Inc.	15,647	757,941
DuPont de Nemours, Inc.	15,646	1,129,015
Eastman Chemical Co.	1,332	100,366
FMC Corp.	1,541	133,173
LyondellBasell Industries NV, Class A	5,743	480,632
PPG Industries, Inc.	2,664	312,727

		3,053,281

Chemicals-Specialty — 0.2%
Albemarle Corp.	2,214	161,533
International Flavors & Fragrances, Inc.	2,118	304,971

		466,504

Coatings/Paint — 0.1%
Sherwin-Williams Co.	645	330,911

Commercial Services — 0.1%
Nielsen Holdings PLC	7,428	172,032
Quanta Services, Inc.	2,969	111,100

		283,132

Commercial Services-Finance — 0.4%
Equifax, Inc.	985	137,004
FleetCor Technologies, Inc.†	720	204,602
H&R Block, Inc.	1,614	44,692
Moody’s Corp.	1,758	376,810
Total System Services, Inc.	1,089	147,799

		910,907

Computer Aided Design — 0.1%
Cadence Design Systems, Inc.†	2,408	177,975
Synopsys, Inc.†	1,347	178,828

		356,803

Computer Services — 2.1%
Accenture PLC, Class A	7,197	1,385,998
Cognizant Technology Solutions Corp., Class A	11,895	774,841
DXC Technology Co.	5,605	312,591
International Business Machines Corp.	18,526	2,746,294

		5,219,724

Computers — 8.3%
Apple, Inc.	91,332	19,457,369
Hewlett Packard Enterprise Co.	27,981	402,087
HP, Inc.	31,474	662,213

		20,521,669

Computers-Memory Devices — 0.2%
Seagate Technology PLC	1,895	87,757
Western Digital Corp.	6,122	329,915

		417,672

Consulting Services — 0.1%
Verisk Analytics, Inc.	1,060	160,823

Security Description	Shares	Value (Note 2)
Consumer Products-Misc. — 0.2%
Kimberly-Clark Corp.	3,304	$448,188

Containers-Metal/Glass — 0.1%
Ball Corp.	2,308	164,976

Containers-Paper/Plastic — 0.3%
Amcor PLC†	17,296	183,338
Packaging Corp. of America	1,974	199,315
Sealed Air Corp.	3,253	135,943
WestRock Co.	5,371	193,624

		712,220

Cosmetics & Toiletries — 1.5%
Colgate-Palmolive Co.	7,714	553,402
Coty, Inc., Class A	6,280	68,515
Estee Lauder Cos., Inc., Class A	1,466	270,023
Procter & Gamble Co.	23,061	2,722,120

		3,614,060

Cruise Lines — 0.4%
Carnival Corp.	8,366	395,126
Norwegian Cruise Line Holdings, Ltd.†	4,501	222,530
Royal Caribbean Cruises, Ltd.	3,592	417,893

		1,035,549

Data Processing/Management — 0.1%
Jack Henry & Associates, Inc.	839	117,208
Paychex, Inc.	2,540	210,947

		328,155

Dental Supplies & Equipment — 0.2%
Align Technology, Inc.†	745	155,765
DENTSPLY SIRONA, Inc.	4,889	266,206

		421,971

Diagnostic Equipment — 0.3%
Danaher Corp.	5,792	813,776

Distribution/Wholesale — 0.1%
Copart, Inc.†	1,348	104,510
LKQ Corp.†	6,561	176,688

		281,198

Diversified Banking Institutions — 8.0%
Bank of America Corp.	184,766	5,668,621
Citigroup, Inc.	48,319	3,438,380
Goldman Sachs Group, Inc.	7,109	1,564,904
JPMorgan Chase & Co.	67,783	7,862,828
Morgan Stanley	26,714	1,190,376

		19,725,109

Diversified Manufacturing Operations — 1.9%
3M Co.	5,902	1,031,197
A.O. Smith Corp.	2,949	134,032
Eaton Corp. PLC	4,597	377,827
General Electric Co.	182,221	1,904,210
Illinois Tool Works, Inc.	3,757	579,442
Parker-Hannifin Corp.	2,681	469,390
Textron, Inc.	4,864	239,795

		4,735,893

E-Commerce/Products — 0.2%
eBay, Inc.	10,613	437,149

E-Commerce/Services — 0.4%
Booking Holdings, Inc.†	470	886,707
Expedia Group, Inc.	1,100	146,014

282

SunAmerica Series Trust SA Large Cap Value Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
E-Commerce/Services (continued)
TripAdvisor, Inc.†	714	$31,523

		1,064,244

Electric Products-Misc. — 0.3%
Emerson Electric Co.	12,842	833,189

Electric-Distribution — 0.4%
CenterPoint Energy, Inc.	10,493	304,402
Sempra Energy	5,733	776,420

		1,080,822

Electric-Integrated — 4.2%
AES Corp.	13,869	232,861
Alliant Energy Corp.	2,123	105,173
American Electric Power Co., Inc.	10,310	905,321
CMS Energy Corp.	2,609	151,896
Consolidated Edison, Inc.	6,835	580,702
Dominion Energy, Inc.	8,886	660,141
DTE Energy Co.	3,828	486,577
Duke Energy Corp.	15,212	1,319,185
Edison International	7,393	551,074
Entergy Corp.	3,968	419,100
Evergy, Inc.	5,100	308,499
Eversource Energy	3,019	229,021
Exelon Corp.	20,288	914,177
FirstEnergy Corp.	10,549	463,840
PPL Corp.	15,081	446,850
Public Service Enterprise Group, Inc.	10,561	603,561
Southern Co.	21,748	1,222,238
WEC Energy Group, Inc.	3,427	292,871
Xcel Energy, Inc.	5,915	352,593

		10,245,680

Electronic Components-Misc. — 0.0%
Garmin, Ltd.	963	75,682

Electronic Components-Semiconductors — 2.1%
Intel Corp.	30,870	1,560,479
IPG Photonics Corp.†	744	97,471
Microchip Technology, Inc.	2,436	230,007
Micron Technology, Inc.†	23,124	1,038,036
NVIDIA Corp.	5,981	1,009,114
Qorvo, Inc.†	2,490	182,492
Skyworks Solutions, Inc.	1,407	119,989
Texas Instruments, Inc.	6,665	833,192

		5,070,780

Electronic Connectors — 0.4%
Amphenol Corp., Class A	3,870	361,148
TE Connectivity, Ltd.	7,039	650,404

		1,011,552

Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	3,103	215,379
FLIR Systems, Inc.	2,830	140,538
Fortive Corp.	6,162	468,620

		824,537

Electronic Security Devices — 0.0%
Allegion PLC	962	99,605

Engineering/R&D Services — 0.1%
Jacobs Engineering Group, Inc.	2,398	197,859

Engines-Internal Combustion — 0.2%
Cummins, Inc.	3,028	496,592

Security Description	Shares	Value (Note 2)
Enterprise Software/Service — 0.6%
Oracle Corp.	25,351	$1,427,261

Entertainment Software — 0.4%
Activision Blizzard, Inc.	16,006	780,132
Electronic Arts, Inc.†	3,223	298,128

		1,078,260

Finance-Consumer Loans — 0.2%
Synchrony Financial	13,251	475,446

Finance-Credit Card — 0.9%
American Express Co.	7,154	889,743
Capital One Financial Corp.	9,812	906,825
Discover Financial Services	2,368	212,504
Western Union Co.	5,220	109,620

		2,118,692

Finance-Investment Banker/Broker — 0.3%
Charles Schwab Corp.	11,917	515,053
E*TRADE Financial Corp.	2,096	102,264
Jefferies Financial Group, Inc.	5,294	112,921

		730,238

Finance-Other Services — 0.6%
CME Group, Inc.	7,480	1,454,262
Nasdaq, Inc.	727	70,061

		1,524,323

Food-Confectionery — 0.2%
Hershey Co.	1,135	172,225
J.M. Smucker Co.	2,377	264,299

		436,524

Food-Meat Products — 0.2%
Tyson Foods, Inc., Class A	6,160	489,720

Food-Misc./Diversified — 1.3%
Campbell Soup Co.	4,027	166,476
Conagra Brands, Inc.	10,153	293,117
General Mills, Inc.	12,512	664,513
Kraft Heinz Co.	13,000	416,130
Mondelez International, Inc., Class A	30,098	1,609,942

		3,150,178

Food-Retail — 0.1%
Kroger Co.	16,856	356,673

Food-Wholesale/Distribution — 0.1%
Sysco Corp.	3,656	250,692

Gas-Distribution — 0.1%
Atmos Energy Corp.	1,002	109,258
NiSource, Inc.	7,796	231,463

		340,721

Gold Mining — 0.3%
Newmont Goldcorp Corp.	17,126	625,442

Home Decoration Products — 0.0%
Newell Brands, Inc.	3,904	55,398

Home Furnishings — 0.0%
Leggett & Platt, Inc.	2,743	109,638

Hotels/Motels — 0.2%
Marriott International, Inc., Class A	3,465	481,843

Human Resources — 0.0%
Robert Half International, Inc.	1,337	80,768

283

SunAmerica Series Trust SA Large Cap Value Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	1,237	$198,885

Industrial Gases — 0.3%
Linde PLC	3,743	715,961

Instruments-Controls — 0.6%
Honeywell International, Inc.	7,603	1,311,214
Mettler-Toledo International, Inc.†	187	141,512

		1,452,726

Instruments-Scientific — 0.1%
PerkinElmer, Inc.	1,112	95,766
Waters Corp.†	581	122,335

		218,101

Insurance Brokers — 0.6%
Aon PLC	1,860	352,005
Arthur J. Gallagher & Co.	1,277	115,479
Marsh & McLennan Cos., Inc.	3,953	390,557
Willis Towers Watson PLC	2,700	527,094

		1,385,135

Insurance-Life/Health — 1.0%
Aflac, Inc.	15,577	819,973
Lincoln National Corp.	4,228	276,258
Principal Financial Group, Inc.	5,413	314,170
Prudential Financial, Inc.	8,483	859,413
Torchmark Corp.	1,162	106,114
Unum Group	4,427	141,443

		2,517,371

Insurance-Multi-line — 2.1%
Allstate Corp.	6,960	747,504
American International Group, Inc.(3)	18,173	1,017,506
Assurant, Inc.	1,285	145,668
Chubb, Ltd.	9,567	1,462,220
Cincinnati Financial Corp.	1,648	176,880
Hartford Financial Services Group, Inc.	7,553	435,280
Loews Corp.	5,606	300,145
MetLife, Inc.	19,858	981,382

		5,266,585

Insurance-Property/Casualty — 2.3%
Berkshire Hathaway, Inc., Class B†	21,055	4,325,329
Progressive Corp.	5,735	464,420
Travelers Cos., Inc.	5,473	802,451

		5,592,200

Insurance-Reinsurance — 0.1%
Everest Re Group, Ltd.	851	209,891

Internet Security — 0.1%
Symantec Corp.	12,917	278,491

Investment Management/Advisor Services — 0.9%
Affiliated Managers Group, Inc.	1,070	91,795
Ameriprise Financial, Inc.	1,287	187,271
BlackRock, Inc.	2,486	1,162,653
Franklin Resources, Inc.	6,151	200,707
Invesco, Ltd.	8,370	160,620
Raymond James Financial, Inc.	2,640	212,969
T. Rowe Price Group, Inc.	2,471	280,187

		2,296,202

Machinery-Construction & Mining — 0.6%
Caterpillar, Inc.	11,949	1,573,325

Security Description	Shares	Value (Note 2)
Machinery-Farming — 0.4%
Deere & Co.	6,624	$1,097,266

Machinery-General Industrial — 0.1%
Wabtec Corp.	1,825	141,766

Machinery-Pumps — 0.1%
Dover Corp.	3,037	294,133
Flowserve Corp.	1,288	64,439

		358,572

Medical Labs & Testing Services — 0.3%
IQVIA Holdings, Inc.†	890	141,661
Laboratory Corp. of America Holdings†	2,058	344,756
Quest Diagnostics, Inc.	2,808	286,641

		773,058

Medical Products — 0.8%
Baxter International, Inc.	5,651	474,514
Becton Dickinson and Co.	2,085	527,088
Cooper Cos., Inc.	589	198,729
Henry Schein, Inc.†	1,713	113,983
Hologic, Inc.†	2,520	129,150
Stryker Corp.	2,653	556,546

		2,000,010

Medical-Biomedical/Gene — 1.7%
Amgen, Inc.	4,333	808,451
Biogen, Inc.†	1,864	443,297
Celgene Corp.†	7,810	717,427
Gilead Sciences, Inc.	26,569	1,740,801
Incyte Corp.†	1,934	164,235
Nektar Therapeutics†	3,642	103,651
Regeneron Pharmaceuticals, Inc.†	674	205,408

		4,183,270

Medical-Drugs — 2.5%
AbbVie, Inc.	14,827	987,775
Allergan PLC	6,438	1,033,299
Bristol-Myers Squibb Co.	16,747	743,734
Johnson & Johnson	22,746	2,961,984
Zoetis, Inc.	4,501	517,120

		6,243,912

Medical-Generic Drugs — 0.2%
Mylan NV†	10,771	225,114
Perrigo Co. PLC	2,614	141,182

		366,296

Medical-HMO — 2.8%
Anthem, Inc.	5,374	1,583,234
Centene Corp.†	8,637	449,901
UnitedHealth Group, Inc.	19,857	4,944,592

		6,977,727

Medical-Hospitals — 0.0%
Universal Health Services, Inc., Class B	745	112,391

Medical-Wholesale Drug Distribution — 0.5%
AmerisourceBergen Corp.	3,250	283,237
Cardinal Health, Inc.	6,228	284,806
McKesson Corp.	3,969	551,493

		1,119,536

Metal-Copper — 0.1%
Freeport-McMoRan, Inc.	16,671	184,381

Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	3,324	118,933

284

SunAmerica Series Trust SA Large Cap Value Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Multimedia — 1.0%
Viacom, Inc., Class B	7,389	$224,256
Walt Disney Co.	16,050	2,295,311

		2,519,567

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	2,566	227,476

Office Automation & Equipment — 0.1%
Xerox Holdings Corp.	4,083	131,064

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	970	111,424

Oil & Gas Drilling — 0.0%
Helmerich & Payne, Inc.	2,309	114,711

Oil Companies-Exploration & Production — 0.9%
Cabot Oil & Gas Corp.	2,742	52,537
Cimarex Energy Co.	933	47,275
Concho Resources, Inc.	1,886	184,225
EOG Resources, Inc.	12,126	1,041,017
Hess Corp.	2,397	155,421
Noble Energy, Inc.	9,993	220,645
Pioneer Natural Resources Co.	3,519	485,763

		2,186,883

Oil Companies-Integrated — 3.2%
Chevron Corp.	39,803	4,900,147
Exxon Mobil Corp.	38,900	2,892,604

		7,792,751

Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	8,064	192,084

Oil Refining & Marketing — 1.0%
Marathon Petroleum Corp.	13,845	780,720
Phillips 66	8,727	895,041
Valero Energy Corp.	8,718	743,209

		2,418,970

Oil-Field Services — 0.9%
Baker Hughes a GE Co., LLC	10,759	273,171
Halliburton Co.	18,262	420,026
Schlumberger, Ltd.	28,942	1,156,812
TechnipFMC PLC	8,801	242,379

		2,092,388

Paper & Related Products — 0.1%
International Paper Co.	8,302	364,541

Pharmacy Services — 0.9%
Cigna Corp.	3,409	579,257
CVS Health Corp.	27,144	1,516,536

		2,095,793

Pipelines — 0.7%
Kinder Morgan, Inc.	40,679	838,801
ONEOK, Inc.	3,709	259,927
Williams Cos., Inc.	25,320	623,885

		1,722,613

Publishing-Newspapers — 0.1%
News Corp., Class A	8,056	106,017
News Corp., Class B	2,586	34,808

		140,825

Real Estate Investment Trusts — 2.6%
Alexandria Real Estate Equities, Inc.	2,360	345,410
AvalonBay Communities, Inc.	932	194,592

Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Boston Properties, Inc.	1,517	$201,685
Crown Castle International Corp.	5,125	682,957
Digital Realty Trust, Inc.	1,915	218,999
Duke Realty Corp.	2,478	82,592
Equinix, Inc.	703	352,976
Equity Residential	2,477	195,410
Essex Property Trust, Inc.	357	107,893
Extra Space Storage, Inc.	905	101,713
Federal Realty Investment Trust	814	107,456
Host Hotels & Resorts, Inc.	8,205	142,685
Iron Mountain, Inc.	5,994	176,284
Kimco Realty Corp.	8,818	169,394
Macerich Co.	2,213	73,140
Mid-America Apartment Communities, Inc.	1,048	123,496
Prologis, Inc.	13,180	1,062,440
Realty Income Corp.	1,776	122,917
Regency Centers Corp.	1,920	128,064
SBA Communications Corp.†	994	243,938
Simon Property Group, Inc.	2,131	345,648
SL Green Realty Corp.	1,762	142,863
UDR, Inc.	2,650	122,059
Ventas, Inc.	7,719	519,411
Vornado Realty Trust	1,777	114,297
Weyerhaeuser Co.	15,562	395,430

		6,473,749

Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	6,535	346,420

Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	772	97,697

Retail-Apparel/Shoe — 0.2%
Foot Locker, Inc.	1,197	49,149
Gap, Inc.	4,423	86,249
L Brands, Inc.	4,793	124,378
Ross Stores, Inc.	3,301	350,005

		609,781

Retail-Auto Parts — 0.2%
Advance Auto Parts, Inc.	525	79,086
Genuine Parts Co.	3,052	296,410

		375,496

Retail-Automobile — 0.1%
CarMax, Inc.†	1,910	167,622

Retail-Building Products — 1.4%
Home Depot, Inc.	12,415	2,652,961
Lowe’s Cos., Inc.	8,834	895,768

		3,548,729

Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc.	4,854	371,477

Retail-Discount — 2.9%
Costco Wholesale Corp.	9,189	2,532,764
Dollar Tree, Inc.†	4,964	505,087
Target Corp.	10,705	924,912
Walmart, Inc.	29,228	3,226,187

		7,188,950

Retail-Drug Store — 0.4%
Walgreens Boots Alliance, Inc.	16,239	884,863

Retail-Jewelry — 0.0%
Tiffany & Co.	1,242	116,649

285

SunAmerica Series Trust SA Large Cap Value Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
Retail-Major Department Stores — 0.0%
Nordstrom, Inc.	1,121	$37,116

Retail-Regional Department Stores — 0.1%
Kohl’s Corp.	3,386	182,370
Macy’s, Inc.	3,743	85,078

		267,448

Retail-Restaurants — 0.5%
Darden Restaurants, Inc.	771	93,723
Starbucks Corp.	12,401	1,174,250

		1,267,973

Savings & Loans/Thrifts — 0.1%
People’s United Financial, Inc.	8,240	135,301

Semiconductor Components-Integrated Circuits — 0.6%
Analog Devices, Inc.	3,554	417,453
Maxim Integrated Products, Inc.	2,277	134,775
QUALCOMM, Inc.	12,193	892,040

		1,444,268

Semiconductor Equipment — 0.7%
Applied Materials, Inc.	19,560	965,677
KLA Corp.	1,520	207,207
Lam Research Corp.	3,133	653,575

		1,826,459

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	868	198,164

Steel-Producers — 0.1%
Nucor Corp.	6,368	346,292

Telecom Equipment-Fiber Optics — 0.2%
Corning, Inc.	16,397	504,208

Telecommunication Equipment — 0.1%
Juniper Networks, Inc.	7,195	194,409

Telephone-Integrated — 2.2%
AT&T, Inc.	152,491	5,192,319
CenturyLink, Inc.	20,048	242,380

		5,434,699

Television — 0.2%
CBS Corp., Class B	7,354	378,805

Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	1,286	160,351

Tobacco — 1.3%
Altria Group, Inc.	39,093	1,840,107
Philip Morris International, Inc.	15,929	1,331,824

		3,171,931

Security Description	Shares/ Principal Amount	Value (Note 2)
Tools-Hand Held — 0.3%
Snap-on, Inc.	1,158	$176,722
Stanley Black & Decker, Inc.	3,166	467,270

		643,992

Toys — 0.1%
Hasbro, Inc.	1,040	126,006

Transport-Rail — 0.2%
Kansas City Southern	1,177	145,642
Norfolk Southern Corp.	1,723	329,300

		474,942

Transport-Services — 0.6%
C.H. Robinson Worldwide, Inc.	2,853	238,882
FedEx Corp.	2,755	469,810
United Parcel Service, Inc., Class B	7,287	870,578

		1,579,270

Transport-Truck — 0.0%
JB Hunt Transport Services, Inc.	600	61,422

Water — 0.1%
American Water Works Co., Inc.	1,396	160,233

Water Treatment Systems — 0.1%
Pentair PLC	3,304	128,228

Total Common Stocks (cost $222,032,744)		240,820,801

EXCHANGE-TRADED FUNDS — 2.1%
iShares S&P 500 Value ETF (cost $4,983,233)	43,340	5,140,557

Total Long-Term Investment Securities (cost $227,015,977)		245,961,358

SHORT-TERM INVESTMENT SECURITIES — 0.0%
U.S. Government Treasuries — 0.0%
United States Treasury Bills 2.11% due 09/19/2019(2) (cost $99,715)	$100,000	99,715

TOTAL INVESTMENTS (cost $227,115,692)(1)	99.9%	246,061,073
Other assets less liabilities	0.1	139,238

NET ASSETS	100.0%	$246,200,311

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.
(3)	Security represents an investment in an affiliated company (see Note 8).
ETF	— Exchange-Traded Funds

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

4	Long	S&P 500 E-Mini Index	September 2019	$579,018	$596,460	$17,442

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

286

SunAmerica Series Trust SA Large Cap Value Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$240,820,801	$—	$—	$240,820,801
Exchange-Traded Funds	5,140,557	—	—	5,140,557
Short-Term Investment Securities	—	99,715	—	99,715

Total Investments at Value	$245,961,358	$99,715	$—	$246,061,073

Other Financial Instruments:†
Futures Contracts	$17,442	$—	$—	$17,442

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

287

SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio

PORTFOLIO PROFILE — July 31, 2019 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	11.4%
Medical-Drugs	10.1
Oil Companies-Integrated	6.1
Banks-Super Regional	5.3
Computers	4.1
Electronic Components-Semiconductors	4.1
Aerospace/Defense	2.9
Medical-Biomedical/Gene	2.8
Insurance-Multi-line	2.8
Telephone-Integrated	2.5
Enterprise Software/Service	2.4
Cable/Satellite TV	2.2
Finance-Credit Card	2.2
Insurance-Property/Casualty	2.2
Computer Services	2.1
Electric-Integrated	2.0
Banks-Commercial	1.8
Investment Management/Advisor Services	1.7
Insurance-Life/Health	1.7
Tobacco	1.6
Airlines	1.4
Chemicals-Diversified	1.2
Finance-Investment Banker/Broker	1.1
Transport-Services	1.1
Auto-Cars/Light Trucks	1.0
Oil Companies-Exploration & Production	1.0
Machinery-Construction & Mining	0.9
Semiconductor Equipment	0.9
Diversified Manufacturing Operations	0.8
Oil Refining & Marketing	0.8
Banks-Fiduciary	0.8
Medical-HMO	0.7
Cruise Lines	0.7
Machinery-Farming	0.6
Medical-Wholesale Drug Distribution	0.6
Transport-Rail	0.6
Building-Residential/Commercial	0.6
Exchange-Traded Funds	0.6
Retail-Discount	0.5
Medical-Hospitals	0.5
Auto/Truck Parts & Equipment-Original	0.5
Registered Investment Companies	0.5
Retail-Auto Parts	0.5
Electric Products-Misc.	0.4
Pipelines	0.4
Telecom Equipment-Fiber Optics	0.4
Finance-Auto Loans	0.4
Food-Misc./Diversified	0.3
Tools-Hand Held	0.3
Medical Labs & Testing Services	0.3
Distribution/Wholesale	0.3
Building Products-Air & Heating	0.3
Containers-Paper/Plastic	0.3
Advertising Agencies	0.3
Engines-Internal Combustion	0.3
Finance-Consumer Loans	0.3
Auto-Heavy Duty Trucks	0.3
Steel-Producers	0.3
Agricultural Operations	0.3
Retail-Consumer Electronics	0.2
Food-Meat Products	0.2

Finance-Other Services	0.2%
Insurance-Reinsurance	0.2
Television	0.2
Real Estate Management/Services	0.2
Paper & Related Products	0.2
Rental Auto/Equipment	0.2
Transport-Truck	0.2
Retail-Automobile	0.2
Electronic Components-Misc.	0.2
Casino Hotels	0.2
Building & Construction Products-Misc.	0.2
Commercial Services	0.1
Food-Confectionery	0.1
Machinery-Pumps	0.1
Building Products-Wood	0.1
Human Resources	0.1
Multimedia	0.1
Apparel Manufacturers	0.1
Medical Products	0.1
Shipbuilding	0.1
Telecommunication Equipment	0.1
Appliances	0.1
Office Supplies & Forms	0.1
Brewery	0.1
Textile-Home Furnishings	0.1
Power Converter/Supply Equipment	0.1
Water Treatment Systems	0.1
Electronic Parts Distribution	0.1
Office Automation & Equipment	0.1
Applications Software	0.1
Recreational Vehicles	0.1
Commercial Services-Finance	0.1
Lighting Products & Systems	0.1
Motorcycle/Motor Scooter	0.1
Home Furnishings	0.1
Engineering/R&D Services	0.1

100.2%

*	Calculated as a percentage of net assets

288

SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.1%
Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc.	58,000	$1,329,360
Omnicom Group, Inc.	33,300	2,671,326

		4,000,686

Aerospace/Defense — 2.9%
General Dynamics Corp.	43,600	8,106,984
Lockheed Martin Corp.	39,900	14,450,583
Northrop Grumman Corp.	25,600	8,846,592
Raytheon Co.	39,400	7,182,226
Spirit AeroSystems Holdings, Inc., Class A	17,100	1,313,964

		39,900,349

Agricultural Operations — 0.3%
Archer-Daniels-Midland Co.	84,500	3,471,260

Airlines — 1.4%
Alaska Air Group, Inc.	18,600	1,178,496
American Airlines Group, Inc.	56,100	1,711,611
Delta Air Lines, Inc.	106,700	6,512,968
JetBlue Airways Corp.†	45,500	874,965
Southwest Airlines Co.	88,700	4,570,711
United Continental Holdings, Inc.†	39,800	3,658,018

		18,506,769

Apparel Manufacturers — 0.1%
Hanesbrands, Inc.	44,000	707,960
Ralph Lauren Corp.	7,900	823,417

		1,531,377

Appliances — 0.1%
Whirlpool Corp.	9,500	1,382,060

Applications Software — 0.1%
CDK Global, Inc.	17,300	897,351

Auto-Cars/Light Trucks — 1.0%
Ford Motor Co.	591,500	5,636,995
General Motors Co.	214,100	8,636,794

		14,273,789

Auto-Heavy Duty Trucks — 0.3%
PACCAR, Inc.	53,200	3,731,448

Auto/Truck Parts & Equipment-Original — 0.5%
Allison Transmission Holdings, Inc.	20,900	960,355
Aptiv PLC	38,900	3,409,585
BorgWarner, Inc.	31,800	1,202,040
Lear Corp.	9,400	1,191,732

		6,763,712

Banks-Commercial — 1.8%
BB&T Corp.	117,400	6,049,622
CIT Group, Inc.	19,400	980,670
Citizens Financial Group, Inc.	73,600	2,742,336
Commerce Bancshares, Inc.	16,650	1,012,819
Cullen/Frost Bankers, Inc.	9,500	901,930
M&T Bank Corp.	22,500	3,695,625
Popular, Inc.	13,800	794,328
Prosperity Bancshares, Inc.	10,200	707,778
Regions Financial Corp.	171,200	2,727,216
Signature Bank	6,800	866,728
SVB Financial Group†	6,400	1,484,608
Webster Financial Corp.	13,900	708,900
Zions Bancorp NA	29,800	1,343,086

		24,015,646

Security Description	Shares	Value (Note 2)
Banks-Fiduciary — 0.8%
Bank of New York Mellon Corp.	153,000	$7,178,760
Northern Trust Corp.	32,900	3,224,200

		10,402,960

Banks-Super Regional — 5.3%
Comerica, Inc.	22,200	1,625,040
Huntington Bancshares, Inc.	161,800	2,305,650
KeyCorp	160,100	2,941,037
PNC Financial Services Group, Inc.	71,600	10,231,640
SunTrust Banks, Inc.	70,800	4,715,280
US Bancorp	249,700	14,270,355
Wells Fargo & Co.	738,800	35,765,308

		71,854,310

Brewery — 0.1%
Molson Coors Brewing Co., Class B	23,800	1,284,962

Building & Construction Products-Misc. — 0.2%
Fortune Brands Home & Security, Inc.	21,200	1,164,728
Owens Corning	15,500	899,000

		2,063,728

Building Products-Air & Heating — 0.3%
Johnson Controls International PLC	98,800	4,193,072

Building Products-Wood — 0.1%
Masco Corp.	44,300	1,806,111

Building-Residential/Commercial — 0.6%
D.R. Horton, Inc.	56,300	2,585,859
Lennar Corp., Class A	43,100	2,050,267
NVR, Inc.†	530	1,772,394
PulteGroup, Inc.	39,600	1,247,796
Toll Brothers, Inc.	21,800	784,146

		8,440,462

Cable/Satellite TV — 2.2%
Comcast Corp., Class A	683,700	29,515,329
DISH Network Corp., Class A†	28,000	948,080

		30,463,409

Casino Hotels — 0.2%
Las Vegas Sands Corp.	35,400	2,139,576

Chemicals-Diversified — 1.2%
Celanese Corp.	20,600	2,310,702
Eastman Chemical Co.	21,600	1,627,560
FMC Corp.	19,900	1,719,758
LyondellBasell Industries NV, Class A	67,500	5,649,075
PPG Industries, Inc.	37,700	4,425,603

		15,732,698

Commercial Services — 0.1%
Nielsen Holdings PLC	50,700	1,174,212
Quanta Services, Inc.	21,500	804,530

		1,978,742

Commercial Services-Finance — 0.1%
H&R Block, Inc.	30,500	844,545

Computer Services — 2.1%
Cognizant Technology Solutions Corp., Class A	85,900	5,595,526
International Business Machines Corp.	139,900	20,738,776
Leidos Holdings, Inc.	21,800	1,789,780

		28,124,082

289

SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Computers — 4.1%
Apple, Inc.	226,000	$48,147,040
Hewlett Packard Enterprise Co.	202,200	2,905,614
HP, Inc.	248,200	5,222,128

		56,274,782

Computers-Memory Devices — 0.0%
NetApp, Inc.	7,570	442,769

Containers-Paper/Plastic — 0.3%
Berry Global Group, Inc.†	17,500	788,375
Packaging Corp. of America	14,300	1,443,871
Sealed Air Corp.	23,500	982,065
Sonoco Products Co.	14,000	840,420

		4,054,731

Cruise Lines — 0.7%
Carnival Corp.	80,600	3,806,738
Norwegian Cruise Line Holdings, Ltd.†	32,500	1,606,800
Royal Caribbean Cruises, Ltd.	32,300	3,757,782

		9,171,320

Distribution/Wholesale — 0.3%
HD Supply Holdings, Inc.†	25,800	1,045,158
LKQ Corp.†	38,600	1,039,498
WW Grainger, Inc.	7,500	2,182,725

		4,267,381

Diversified Banking Institutions — 11.4%
Bank of America Corp.	1,355,800	41,595,944
Citigroup, Inc.	390,500	27,787,980
Goldman Sachs Group, Inc.	57,500	12,657,475
JPMorgan Chase & Co.	523,800	60,760,800
Morgan Stanley	273,200	12,173,792

		154,975,991

Diversified Manufacturing Operations — 0.8%
A.O. Smith Corp.	17,600	799,920
Eaton Corp. PLC	66,500	5,465,635
Parker-Hannifin Corp.	19,400	3,396,552
Textron, Inc.	29,500	1,454,350

		11,116,457

Electric Products-Misc. — 0.4%
Emerson Electric Co.	92,800	6,020,864

Electric-Integrated — 2.0%
AES Corp.	79,900	1,341,521
Ameren Corp.	36,600	2,770,254
American Electric Power Co., Inc.	69,800	6,129,138
DTE Energy Co.	25,400	3,228,594
Eversource Energy	45,100	3,421,286
OGE Energy Corp.	23,700	1,017,915
Pinnacle West Capital Corp.	15,800	1,441,276
Public Service Enterprise Group, Inc.	76,300	4,360,545
WEC Energy Group, Inc.	47,600	4,067,896

		27,778,425

Electronic Components-Misc. — 0.2%
Gentex Corp.	40,700	1,115,994
Sensata Technologies Holding PLC†	24,400	1,157,292

		2,273,286

Electronic Components-Semiconductors — 4.1%
Broadcom, Inc.	29,100	8,438,709
Intel Corp.	706,400	35,708,520

Security Description	Shares	Value (Note 2)
Electronic Components-Semiconductors (continued)
Micron Technology, Inc.†	137,400	$6,167,886
ON Semiconductor Corp.†	62,300	1,340,073
Qorvo, Inc.†	18,000	1,319,220
Skyworks Solutions, Inc.	26,100	2,225,808

		55,200,216

Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	13,100	951,191

Engineering/R&D Services — 0.1%
AECOM†	19,600	704,620

Engines-Internal Combustion — 0.3%
Cummins, Inc.	23,800	3,903,200

Enterprise Software/Service — 2.4%
Oracle Corp.	583,600	32,856,680

Finance-Auto Loans — 0.4%
Ally Financial, Inc.	65,700	2,162,187
Credit Acceptance Corp.†	2,900	1,386,287
Santander Consumer USA Holdings, Inc.	54,200	1,458,522

		5,006,996

Finance-Consumer Loans — 0.3%
Synchrony Financial	104,000	3,731,520

Finance-Credit Card — 2.2%
American Express Co.	131,200	16,317,344
Capital One Financial Corp.	70,900	6,552,578
Discover Financial Services	58,300	5,231,842
Western Union Co.	69,400	1,457,400

		29,559,164

Finance-Investment Banker/Broker — 1.1%
Charles Schwab Corp.	190,400	8,229,088
E*TRADE Financial Corp.	38,900	1,897,931
Jefferies Financial Group, Inc.	53,800	1,147,554
TD Ameritrade Holding Corp.	83,600	4,271,960

		15,546,533

Finance-Other Services — 0.2%
Nasdaq, Inc.	19,700	1,898,489
SEI Investments Co.	21,800	1,299,062

		3,197,551

Food-Confectionery — 0.1%
J.M. Smucker Co.	17,100	1,901,349

Food-Meat Products — 0.2%
Tyson Foods, Inc., Class A	41,600	3,307,200

Food-Misc./Diversified — 0.3%
Campbell Soup Co.	45,500	1,880,970
Kellogg Co.	48,300	2,812,026

		4,692,996

Food-Wholesale/Distribution — 0.0%
US Foods Holding Corp.†	14,000	495,180

Home Furnishings — 0.1%
Leggett & Platt, Inc.	18,500	739,445

Hotels/Motels — 0.0%
Hyatt Hotels Corp., Class A	5,400	417,690

Human Resources — 0.1%
ManpowerGroup, Inc.	9,100	831,285
Robert Half International, Inc.	16,000	966,560

		1,797,845

290

SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Life/Health — 1.7%
Aflac, Inc.	117,700	$6,195,728
Athene Holding, Ltd., Class A†	24,000	980,640
Lincoln National Corp.	32,900	2,149,686
Principal Financial Group, Inc.	42,000	2,437,680
Prudential Financial, Inc.	63,800	6,463,578
Torchmark Corp.	42,300	3,862,836
Unum Group	32,000	1,022,400

		23,112,548

Insurance-Multi-line — 2.8%
Allstate Corp.	55,800	5,992,920
American Financial Group, Inc.	26,000	2,661,880
Chubb, Ltd.	70,300	10,744,652
Cincinnati Financial Corp.	24,800	2,661,784
Hartford Financial Services Group, Inc.	53,800	3,100,494
Loews Corp.	49,500	2,650,230
MetLife, Inc.	158,900	7,852,838
Old Republic International Corp.	37,700	859,937
Voya Financial, Inc.	26,500	1,488,505

		38,013,240

Insurance-Property/Casualty — 2.2%
Alleghany Corp.†	2,400	1,645,752
Arch Capital Group, Ltd.†	60,900	2,356,221
Fidelity National Financial, Inc.	35,200	1,509,376
Markel Corp.†	2,230	2,484,064
Progressive Corp.	72,000	5,830,560
Travelers Cos., Inc.	92,700	13,591,674
WR Berkley Corp.	27,550	1,911,694

		29,329,341

Insurance-Reinsurance — 0.2%
Everest Re Group, Ltd.	6,100	1,504,504
Reinsurance Group of America, Inc.	9,900	1,543,608

		3,048,112

Investment Management/Advisor Services — 1.7%
Ameriprise Financial, Inc.	23,900	3,477,689
BlackRock, Inc.	23,300	10,896,944
Franklin Resources, Inc.	76,700	2,502,721
LPL Financial Holdings, Inc.	11,800	989,666
Raymond James Financial, Inc.	21,200	1,710,204
T. Rowe Price Group, Inc.	35,700	4,048,023

		23,625,247

Lighting Products & Systems — 0.1%
Acuity Brands, Inc.	6,000	805,320

Machinery-Construction & Mining — 0.9%
Caterpillar, Inc.	86,300	11,363,121
Oshkosh Corp.	10,500	877,485

		12,240,606

Machinery-Farming — 0.6%
AGCO Corp.	10,900	839,300
Deere & Co.	47,800	7,918,070

		8,757,370

Machinery-General Industrial — 0.0%
Crane Co.	6,200	518,940

Machinery-Pumps — 0.1%
Dover Corp.	18,700	1,811,095

Security Description	Shares	Value (Note 2)
Medical Labs & Testing Services — 0.3%
Laboratory Corp. of America Holdings†	15,500	$2,596,560
Quest Diagnostics, Inc.	20,300	2,072,224

		4,668,784

Medical Products — 0.1%
Henry Schein, Inc.†	22,500	1,497,150

Medical-Biomedical/Gene — 2.8%
Amgen, Inc.	101,300	18,900,554
Bio-Rad Laboratories, Inc., Class A†	3,700	1,165,130
Celgene Corp.†	60,800	5,585,088
Gilead Sciences, Inc.	197,400	12,933,648

		38,584,420

Medical-Drugs — 10.1%
AbbVie, Inc.	210,800	14,043,496
Bristol-Myers Squibb Co.	190,000	8,437,900
Jazz Pharmaceuticals PLC†	8,600	1,198,668
Johnson & Johnson	374,700	48,793,434
Merck & Co., Inc.	363,500	30,166,865
Pfizer, Inc.	898,700	34,905,508

		137,545,871

Medical-HMO — 0.7%
Anthem, Inc.	31,900	9,398,059

Medical-Hospitals — 0.5%
HCA Healthcare, Inc.	52,800	7,049,328

Medical-Wholesale Drug Distribution — 0.6%
AmerisourceBergen Corp.	31,700	2,762,655
Cardinal Health, Inc.	45,000	2,057,850
McKesson Corp.	28,200	3,918,390

		8,738,895

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	21,600	772,848

Multimedia — 0.1%
Viacom, Inc., Class B	53,300	1,617,655

Office Automation & Equipment — 0.1%
Xerox Corp.	28,000	898,800

Office Supplies & Forms — 0.1%
Avery Dennison Corp.	11,800	1,355,466

Oil Companies-Exploration & Production — 1.0%
ConocoPhillips	175,600	10,374,448
Hess Corp.	47,600	3,086,384

		13,460,832

Oil Companies-Integrated — 6.1%
Chevron Corp.	287,600	35,406,436
Exxon Mobil Corp.	638,700	47,493,732

		82,900,168

Oil Refining & Marketing — 0.8%
Phillips 66	73,100	7,497,136
Valero Energy Corp.	40,575	3,459,019

		10,956,155

Paper & Related Products — 0.2%
International Paper Co.	59,900	2,630,209

Pipelines — 0.4%
Kinder Morgan, Inc.	271,700	5,602,454

291

SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Power Converter/Supply Equipment — 0.1%
Hubbell, Inc.	8,300	$1,078,004

Real Estate Management/Services — 0.2%
CBRE Group, Inc., Class A†	50,800	2,692,908

Real Estate Operations & Development — 0.0%
Howard Hughes Corp.†	2,000	270,000

Recreational Vehicles — 0.1%
Polaris Industries, Inc.	9,300	880,431

Rental Auto/Equipment — 0.2%
AMERCO	3,100	1,199,700
United Rentals, Inc.†	11,000	1,392,050

		2,591,750

Retail-Apparel/Shoe — 0.0%
Foot Locker, Inc.	15,300	628,218

Retail-Auto Parts — 0.5%
AutoZone, Inc.†	3,900	4,379,856
Genuine Parts Co.	18,200	1,767,584

		6,147,440

Retail-Automobile — 0.2%
CarMax, Inc.†	27,400	2,404,624

Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc.	44,100	3,374,973

Retail-Discount — 0.5%
Target Corp.	82,100	7,093,440

Savings & Loans/Thrifts — 0.0%
New York Community Bancorp, Inc.	48,500	559,205

Semiconductor Equipment — 0.9%
Applied Materials, Inc.	141,300	6,975,981
Lam Research Corp.	21,400	4,464,254
Teradyne, Inc.	6,535	364,196

		11,804,431

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	6,300	1,438,290

Steel-Producers — 0.3%
Nucor Corp.	48,000	2,610,240
Reliance Steel & Aluminum Co.	10,800	1,079,460

		3,689,700

Telecom Equipment-Fiber Optics — 0.4%
Corning, Inc.	174,800	5,375,100

Telecommunication Equipment — 0.1%
Juniper Networks, Inc.	52,000	1,405,040

Telephone-Integrated — 2.5%
Verizon Communications, Inc.	624,200	34,499,534

Television — 0.2%
CBS Corp., Class B	53,200	2,740,332

Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	9,000	1,122,210

Theaters — 0.0%
Cinemark Holdings, Inc.	10,100	403,192

Tobacco — 1.6%
Altria Group, Inc.	43,541	2,049,475

Security Description	Shares	Value (Note 2)
Tobacco (continued)
Philip Morris International, Inc.	234,800	$19,631,628

		21,681,103

Tools-Hand Held — 0.3%
Snap-on, Inc.	8,700	1,327,707
Stanley Black & Decker, Inc.	22,800	3,365,052

		4,692,759

Transport-Rail — 0.6%
CSX Corp.	99,400	6,997,760
Kansas City Southern	12,600	1,559,124

		8,556,884

Transport-Services — 1.1%
C.H. Robinson Worldwide, Inc.	20,600	1,724,838
United Parcel Service, Inc., Class B	105,300	12,580,191

		14,305,029

Transport-Truck — 0.2%
JB Hunt Transport Services, Inc.	14,700	1,504,839
Knight-Swift Transportation Holdings, Inc.	26,200	939,008

		2,443,847

Water Treatment Systems — 0.1%
Pentair PLC	26,000	1,009,060

Total Common Stocks (cost $1,152,823,002)		1,350,014,903

EXCHANGE-TRADED FUNDS — 0.6%
iShares Russell 1000 Value ETF (cost $8,236,657)	64,800	8,322,912

Total Long-Term Investment Securities (cost $1,161,059,659)		1,358,337,815

SHORT-TERM INVESTMENT SECURITIES — 0.5%
Registered Investment Companies — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.26%(1) (cost $6,479,690)	6,479,690	6,479,690

TOTAL INVESTMENTS (cost $1,167,539,349)(2)	100.2%	1,364,817,505
Liabilities in excess of other assets	(0.2)	(2,446,229)

NET ASSETS	100.0%	$1,362,371,276

†	Non-income producing security
(1)	The rate shown is the 7-day yield as of July 31, 2019.
(2)	See Note 3 for cost of investments on a tax basis.

ETF — Exchange-Traded Funds

292

SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,350,014,903	$—	$—	$1,350,014,903
Exchange-Traded Funds	8,322,912	—	—	8,322,912
Short-Term Investment Securities	6,479,690	—	—	6,479,690

Total Investments at Value	$1,364,817,505	$—	$—	$1,364,817,505

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

293

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO PROFILE — July 31, 2019 — (unaudited)

Industry Allocation*

United States Treasury Notes	8.0%
Exchange-Traded Funds	5.6
Diversified Banking Institutions	4.6
Medical-Drugs	4.3
Registered Investment Companies	3.3
Oil Companies-Integrated	2.7
Telephone-Integrated	2.6
United States Treasury Bonds	2.5
Federal National Mtg. Assoc.	2.3
Banks-Commercial	2.2
Banks-Super Regional	1.9
Applications Software	1.8
Finance-Credit Card	1.7
Insurance-Property/Casualty	1.6
Electric-Integrated	1.5
Insurance-Multi-line	1.5
Medical-HMO	1.5
Enterprise Software/Service	1.4
Transport-Rail	1.3
Tobacco	1.2
Electronic Components-Semiconductors	1.2
Retail-Restaurants	1.2
Transport-Services	1.1
Cable/Satellite TV	1.1
Medical-Biomedical/Gene	1.1
Computers	1.1
Multimedia	1.1
Real Estate Investment Trusts	1.1
Oil Companies-Exploration & Production	0.9
Retail-Discount	0.9
Retail-Building Products	0.8
Non-Hazardous Waste Disposal	0.8
Auto-Cars/Light Trucks	0.8
Computer Services	0.8
Brewery	0.8
Internet Content-Entertainment	0.7
Food-Misc./Diversified	0.7
Insurance-Life/Health	0.7
Pipelines	0.7
E-Commerce/Products	0.7
Chemicals-Diversified	0.7
Web Portals/ISP	0.7
Food-Retail	0.6
Diversified Manufacturing Operations	0.6
Machinery-Farming	0.6
Aerospace/Defense	0.6
Insurance-Reinsurance	0.6
Beverages-Non-alcoholic	0.6
Oil Refining & Marketing	0.6
Aerospace/Defense-Equipment	0.6
Pharmacy Services	0.5
Electronic Forms	0.5
Federal Home Loan Mtg. Corp.	0.5
Telecom Services	0.5
Networking Products	0.5
Investment Management/Advisor Services	0.5
Building-Residential/Commercial	0.5
Instruments-Controls	0.5
Cosmetics & Toiletries	0.4
Import/Export	0.4
Commercial Services-Finance	0.4

Diagnostic Equipment	0.4%
Building & Construction-Misc.	0.4
Medical Products	0.4
Machinery-Electrical	0.4
Chemicals-Specialty	0.4
Finance-Other Services	0.4
Cellular Telecom	0.4
Semiconductor Components-Integrated Circuits	0.4
Electronic Components-Misc.	0.3
Satellite Telecom	0.3
Retail-Major Department Stores	0.3
Distribution/Wholesale	0.3
Gas-Distribution	0.3
Semiconductor Equipment	0.3
Rubber-Tires	0.3
Real Estate Operations & Development	0.3
Industrial Gases	0.3
Food-Confectionery	0.3
Real Estate Management/Services	0.3
Medical Instruments	0.3
Airlines	0.3
Computer Software	0.3
E-Commerce/Services	0.3
Machinery-Construction & Mining	0.3
Human Resources	0.2
Building Products-Cement	0.2
Retail-Jewelry	0.2
Building & Construction Products-Misc.	0.2
Auto/Truck Parts & Equipment-Original	0.2
Building-Heavy Construction	0.2
Apparel Manufacturers	0.2
Wireless Equipment	0.2
Metal-Diversified	0.2
Consumer Products-Misc.	0.2
Photo Equipment & Supplies	0.2
Finance-Investment Banker/Broker	0.2
Agricultural Chemicals	0.2
Transport-Marine	0.2
Soap & Cleaning Preparation	0.2
Airport Development/Maintenance	0.2
Oil-Field Services	0.1
Steel-Producers	0.1
Paper & Related Products	0.1
Diversified Operations	0.1
Retail-Regional Department Stores	0.1
Diversified Minerals	0.1
Electric Products-Misc.	0.1
Electric-Transmission	0.1
Gold Mining	0.1
Retail-Drug Store	0.1
Retail-Auto Parts	0.1
Food-Dairy Products	0.1
Commercial Services	0.1
Advertising Agencies	0.1
Power Converter/Supply Equipment	0.1
Internet Security	0.1
Medical Labs & Testing Services	0.1
Finance-Consumer Loans	0.1
Computer Data Security	0.1
Office Automation & Equipment	0.1
Machinery-Material Handling	0.1

294

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO PROFILE — July 31, 2019 — (unaudited) — (continued)

Industry Allocation* (continued)

Banks-Fiduciary	0.1%
Warehousing & Harbor Transportation Services	0.1
Finance-Leasing Companies	0.1
Coatings/Paint	0.1
Savings & Loans/Thrifts	0.1
Machinery-General Industrial	0.1
Software Tools	0.1
Retail-Apparel/Shoe	0.1
Rental Auto/Equipment	0.1
Containers-Paper/Plastic	0.1
Medical-Outpatient/Home Medical	0.1
Beverages-Wine/Spirits	0.1
Data Processing/Management	0.1
Electric-Generation	0.1
Computers-Integrated Systems	0.1
Office Furnishings-Original	0.1
Television	0.1
Medical-Wholesale Drug Distribution	0.1
Casino Hotels	0.1
Steel Pipe & Tube	0.1
Miscellaneous Manufacturing	0.1
Building Products-Doors & Windows	0.1
Telecom Equipment-Fiber Optics	0.1
Food-Wholesale/Distribution	0.1
Retail-Automobile	0.1
Coal	0.1
Athletic Footwear	0.1
Entertainment Software	0.1
Textile-Apparel	0.1
Oil Field Machinery & Equipment	0.1

99.5%

*	Calculated as a percentage of net assets

295

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 61.6%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	112	$2,567
Omnicom Group, Inc.	555	44,522

		47,089

Advertising Services — 0.0%
Trade Desk, Inc., Class A†	60	15,799

Aerospace/Defense — 0.6%
Dassault Aviation SA	7	9,593
General Dynamics Corp.	84	15,619
Lockheed Martin Corp.	242	87,645
Northrop Grumman Corp.	50	17,278
Raytheon Co.	771	140,546
Spirit AeroSystems Holdings, Inc., Class A	34	2,613

		273,294

Aerospace/Defense-Equipment — 0.2%
Safran SA	48	6,879
United Technologies Corp.	507	67,735

		74,614

Agricultural Biotech — 0.0%
Corteva, Inc.	271	7,995

Agricultural Chemicals — 0.2%
China BlueChemical, Ltd.	38,000	10,424
Incitec Pivot, Ltd.	5,036	11,961
Nutrien, Ltd.	900	49,344
OCI NV†	250	6,533

		78,262

Agricultural Operations — 0.0%
Archer-Daniels-Midland Co.	164	6,737

Airlines — 0.3%
Air Canada†	500	17,203
Alaska Air Group, Inc.	35	2,218
American Airlines Group, Inc.	109	3,326
Cathay Pacific Airways, Ltd.	19,240	27,173
Delta Air Lines, Inc.	207	12,635
Deutsche Lufthansa AG	1,538	24,448
Hawaiian Holdings, Inc.	200	5,198
JetBlue Airways Corp.†	84	1,615
Qantas Airways, Ltd.	1,831	7,136
Southwest Airlines Co.	172	8,863
United Airlines Holdings, Inc.†	77	7,077

		116,892

Airport Development/Maintenance — 0.2%
Grupo Aeroportuario del Pacifico SAB de CV, Class B	6,800	68,235

Apparel Manufacturers — 0.2%
Burberry Group PLC	567	15,468
Capri Holdings, Ltd.†	820	29,184
Deckers Outdoor Corp.†	100	15,628
Gildan Activewear, Inc.	300	11,815
Hanesbrands, Inc.	85	1,368
Kering SA	30	15,497
Ralph Lauren Corp.	15	1,563

		90,523

Appliances — 0.0%
Whirlpool Corp.	18	2,619

Security Description	Shares	Value (Note 2)
Applications Software — 1.5%
CDK Global, Inc.	33	$1,712
HubSpot, Inc.†	50	8,936
Microsoft Corp.	4,495	612,534
salesforce.com, Inc.†	282	43,569
TravelSky Technology, Ltd.	7,420	14,489

		681,240

Athletic Footwear — 0.1%
adidas AG	68	21,806

Audio/Video Products — 0.0%
Sony Corp.	200	11,359

Auto-Cars/Light Trucks — 0.8%
Bayerische Motoren Werke AG	610	44,969
Fiat Chrysler Automobiles NV	336	4,466
Ford Motor Co.	9,947	94,795
General Motors Co.	415	16,741
Honda Motor Co., Ltd.	2,276	56,439
Mazda Motor Corp.	600	5,909
Nissan Motor Co., Ltd.	300	1,959
Peugeot SA	437	10,262
Subaru Corp.	2,200	51,176
Toyota Motor Corp.	300	19,299
Volkswagen AG (Preference Shares)	240	40,184

		346,199

Auto-Heavy Duty Trucks — 0.0%
PACCAR, Inc.	103	7,224

Auto/Truck Parts & Equipment-Original — 0.2%
Adient PLC	200	4,750
Allison Transmission Holdings, Inc.	38	1,746
Aptiv PLC	75	6,574
BorgWarner, Inc.	62	2,344
Dana, Inc.	950	15,875
JTEKT Corp.	500	5,910
Lear Corp.	18	2,282
Magna International, Inc.	100	5,043
Meritor, Inc.†	400	9,892
NGK Spark Plug Co., Ltd.	300	5,713
Stanley Electric Co., Ltd.	300	7,410
Sumitomo Electric Industries, Ltd.	700	8,664
Tenneco, Inc., Class A	200	1,808
Titan International, Inc.	1,800	6,804
Tower International, Inc.	338	10,410

		95,225

Banks-Commercial — 1.8%
Ameris Bancorp	100	3,977
Banco Bilbao Vizcaya Argentaria SA	3,000	15,199
Bancorp, Inc.†	1,051	10,174
Bank Leumi Le-Israel B.M.	903	6,586
Bankinter SA	9,045	58,536
BAWAG Group AG*	620	24,661
BB&T Corp.	227	11,697
BOC Hong Kong Holdings, Ltd.	3,000	11,482
Cadence BanCorp	1,022	17,517
CaixaBank SA	1,333	3,283
Central Pacific Financial Corp.	147	4,332
China Construction Bank Corp.	50,170	38,625
CIT Group, Inc.	36	1,820
Citizens Financial Group, Inc.	143	5,328
Commerce Bancshares, Inc.	31	1,886
Commerzbank AG	688	4,700

296

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Banks-Commercial (continued)
Commonwealth Bank of Australia	46	$2,584
Cullen/Frost Bankers, Inc.	18	1,709
Customers Bancorp, Inc.†	400	8,248
CYBG PLC	10,050	20,707
Danske Bank A/S	4,444	65,873
DNB ASA	2,065	36,915
Erste Group Bank AG	221	7,904
Financial Institutions, Inc.	371	11,423
First BanCorp./Puerto Rico	855	9,200
First Financial Corp.	176	7,640
First Internet Bancorp	125	2,635
Fukuoka Financial Group, Inc.	500	9,131
Grupo Financiero Banorte SAB de CV, Class O	1,100	5,503
Hachijuni Bank, Ltd.	900	3,380
Hang Seng Bank, Ltd.	3,400	80,602
Heartland Financial USA, Inc.	200	9,618
Heritage Commerce Corp.	1,000	12,370
Hilltop Holdings, Inc.	300	6,804
HomeStreet, Inc.†	400	11,608
Hope Bancorp, Inc.	500	7,375
ING Groep NV	1,674	18,580
KBC Group NV	200	12,845
M&T Bank Corp.	44	7,227
Midland States Bancorp, Inc.	449	12,177
Northeast Bank	201	4,412
OFG Bancorp	600	13,578
Peapack Gladstone Financial Corp.	110	3,127
Peoples Bancorp, Inc.	398	12,899
Popular, Inc.	27	1,554
Prosperity Bancshares, Inc.	19	1,318
Raiffeisen Bank International AG	357	8,343
Regions Financial Corp.	331	5,273
Republic Bancorp, Inc., Class A	98	4,681
Resona Holdings, Inc.	1,500	6,092
Sandy Spring Bancorp, Inc.	342	12,462
Seven Bank, Ltd.	4,000	10,812
Signature Bank	13	1,657
Skandinaviska Enskilda Banken AB, Class A	1,583	14,890
Standard Chartered PLC	6,566	53,852
SVB Financial Group†	12	2,784
TCF Financial Corp.	200	8,408
Toronto-Dominion Bank	900	52,610
Webster Financial Corp.	25	1,275
Wintrust Financial Corp.	82	5,866
Zions Bancorp NA	58	2,614

		820,368

Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp.	662	31,061
Northern Trust Corp.	64	6,272

		37,333

Banks-Mortgage — 0.0%
Flagstar Bancorp, Inc.	300	10,344

Banks-Super Regional — 0.9%
Comerica, Inc.	43	3,148
Huntington Bancshares, Inc.	313	4,460
KeyCorp	310	5,695
PNC Financial Services Group, Inc.	374	53,444
SunTrust Banks, Inc.	137	9,124

Security Description	Shares	Value (Note 2)
Banks-Super Regional (continued)
US Bancorp	1,548	$88,468
Wells Fargo & Co.	4,953	239,775

		404,114

Beverages-Non-alcoholic — 0.6%
Coca-Cola Co.	2,621	137,943
Coca-Cola European Partners PLC	192	10,614
Fevertree Drinks PLC	200	5,667
PepsiCo, Inc.	796	101,737

		255,961

Beverages-Wine/Spirits — 0.1%
Diageo PLC	700	29,207

Brewery — 0.5%
Anheuser-Busch InBev SA NV	470	47,537
Anheuser-Busch InBev SA NV ADR	563	56,852
Asahi Group Holdings, Ltd.	1,500	64,696
Boston Beer Co., Inc., Class A†	30	11,770
Kirin Holdings Co., Ltd.	600	13,038
Molson Coors Brewing Co., Class B	46	2,483
Royal Unibrew A/S	125	9,273

		205,649

Building & Construction Products-Misc. — 0.2%
Armstrong Flooring, Inc.†	300	2,508
Builders FirstSource, Inc.†	239	4,106
Caesarstone, Ltd.	400	5,628
Fortune Brands Home & Security, Inc.	39	2,143
Geberit AG	30	13,818
LIXIL Group Corp.	1,000	17,294
Louisiana-Pacific Corp.	400	10,456
Owens Corning	29	1,682
Patrick Industries, Inc.†	300	13,761
Wienerberger AG	1,080	24,726

		96,122

Building & Construction-Misc. — 0.4%
China Machinery Engineering Corp.	33,830	14,457
Eiffage SA	59	5,823
HOCHTIEF AG	27	3,064
Kajima Corp.	3,300	42,473
LendLease Group	1,383	13,721
Obayashi Corp.	5,400	51,060
Taisei Corp.	1,400	48,331

		178,929

Building Products-Air & Heating — 0.0%
Johnson Controls International PLC	191	8,106

Building Products-Cement — 0.2%
Anhui Conch Cement Co., Ltd.	1,800	10,422
Cemex SAB de CV ADR	5,290	18,832
Continental Building Products, Inc.†	150	3,687
Taiheiyo Cement Corp.	500	14,062
Vulcan Materials Co.	420	58,107

		105,110

Building Products-Doors & Windows — 0.1%
Apogee Enterprises, Inc.	300	12,168
Masonite International Corp.†	200	10,660

		22,828

Building Products-Wood — 0.0%
Boise Cascade Co.	300	8,100

297

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building Products-Wood (continued)
Masco Corp.	86	$3,506

		11,606

Building-Heavy Construction — 0.2%
ACS Actividades de Construccion y Servicios SA	237	9,566
Bouygues SA	660	23,578
China Railway Group, Ltd.	11,000	7,727
Dycom Industries, Inc.†	175	9,653
Granite Construction, Inc.	100	3,550
Orion Group Holdings, Inc.†	4,337	17,652
Primoris Services Corp.	287	6,015
Skanska AB, Class B	784	14,636

		92,377

Building-Residential/Commercial — 0.5%
Barratt Developments PLC	2,228	17,400
Beazer Homes USA, Inc.†	1,000	11,720
Bellway PLC	297	10,705
Berkeley Group Holdings PLC	814	38,422
D.R. Horton, Inc.	109	5,006
KB Home	469	12,321
Lennar Corp., Class A	83	3,948
MDC Holdings, Inc.	137	4,951
NVR, Inc.†	1	3,344
PulteGroup, Inc.	77	2,426
Sekisui House, Ltd.	3,600	60,486
Taylor Wimpey PLC	19,367	37,964
Toll Brothers, Inc.	40	1,439

		210,132

Cable/Satellite TV — 0.7%
Comcast Corp., Class A	7,488	323,257
DISH Network Corp., Class A†	53	1,795

		325,052

Casino Hotels — 0.1%
Las Vegas Sands Corp.	69	4,170
MGM China Holdings, Ltd.	5,200	8,514
Wynn Macau, Ltd.	5,600	12,529

		25,213

Casino Services — 0.0%
Aristocrat Leisure, Ltd.	500	10,439
Everi Holdings, Inc.†	500	6,005

		16,444

Cellular Telecom — 0.4%
China Unicom Hong Kong, Ltd.	10,000	9,688
NTT DOCOMO, Inc.	4,100	98,297
Telstra Corp., Ltd.	1,841	4,987
Turkcell Iletisim Hizmet AS ADR	356	1,976
Vodafone Group PLC	25,681	46,772

		161,720

Chemicals-Diversified — 0.7%
BASF SE	590	39,423
Celanese Corp.	40	4,487
Covestro AG*	96	4,358
DuPont de Nemours, Inc.	271	19,555
Eastman Chemical Co.	42	3,165
FMC Corp.	39	3,370
LyondellBasell Industries NV, Class A	658	55,068

Security Description	Shares	Value (Note 2)
Chemicals-Diversified (continued)
Mitsubishi Gas Chemical Co., Inc.	500	$6,658
Nitto Denko Corp.	100	4,951
PPG Industries, Inc.	1,167	136,994
Solvay SA	116	11,860
Westlake Chemical Corp.	100	6,757

		296,646

Chemicals-Fibers — 0.0%
Rayonier Advanced Materials, Inc.	1,000	4,650

Chemicals-Plastics — 0.0%
A. Schulman, Inc. CVR†(1)	111	33
PolyOne Corp.	100	3,277

		3,310

Chemicals-Specialty — 0.4%
Daicel Corp.	300	2,540
Ecolab, Inc.	746	150,491
Methanex Corp.	200	7,872
Tronox Holdings PLC, Class A	204	2,256

		163,159

Coal — 0.1%
Arch Coal, Inc., Class A	100	8,916
Peabody Energy Corp.	141	2,970
SunCoke Energy, Inc.†	360	2,732
Warrior Met Coal, Inc.	300	7,422

		22,040

Coatings/Paint — 0.1%
Akzo Nobel NV	211	19,904
Sherwin-Williams Co.	30	15,391

		35,295

Commercial Services — 0.1%
HMS Holdings Corp.†	180	6,282
Medifast, Inc.	61	6,811
Nielsen Holdings PLC	94	2,177
Quanta Services, Inc.	40	1,497
SGS SA	4	9,866
Weight Watchers International, Inc.†	250	5,413
Wirecard AG	100	16,716

		48,762

Commercial Services-Finance — 0.4%
Automatic Data Processing, Inc.	817	136,047
H&R Block, Inc.	57	1,578
IHS Markit, Ltd.†	674	43,419
Liberty Tax, Inc.	405	4,820

		185,864

Computer Data Security — 0.1%
Check Point Software Technologies, Ltd.†	127	14,218
Qualys, Inc.†	100	8,656
Rapid7, Inc.†	202	12,251
Tenable Holdings, Inc.†	200	5,012

		40,137

Computer Services — 0.8%
Atos SE	497	40,039
Capgemini SE	504	63,935
Cognizant Technology Solutions Corp., Class A	166	10,813
Infosys, Ltd. ADR	3,100	35,092
International Business Machines Corp.	1,202	178,185

298

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Computer Services (continued)
Leidos Holdings, Inc.	42	$3,448
MAXIMUS, Inc.	150	11,027

		342,539

Computer Software — 0.3%
Akamai Technologies, Inc.†	654	57,637
Box, Inc., Class A†	187	3,093
Cornerstone OnDemand, Inc.†	200	11,840
Splunk, Inc.†	323	43,705

		116,275

Computers — 1.1%
Apple, Inc.	2,010	428,210
Hewlett Packard Enterprise Co.	392	5,633
HP, Inc.	2,796	58,828
Nutanix, Inc., Class A†	723	16,412

		509,083

Computers-Integrated Systems — 0.1%
Cray, Inc.†	350	12,124
NetScout Systems, Inc.†	175	4,557
Otsuka Corp.	300	11,808

		28,489

Computers-Memory Devices — 0.0%
NetApp, Inc.	15	877

Computers-Periphery Equipment — 0.0%
Logitech International SA	230	9,394

Consulting Services — 0.0%
Navigant Consulting, Inc.	300	7,308

Consumer Products-Misc. — 0.2%
Kimberly-Clark Corp.	477	64,705
Quanex Building Products Corp.	700	13,034
Spectrum Brands Holdings, Inc.	100	5,011

		82,750

Containers-Metal/Glass — 0.0%
Greif, Inc., Class A	74	2,587

Containers-Paper/Plastic — 0.1%
Berry Global Group, Inc.†	32	1,441
Greatview Aseptic Packaging Co., Ltd.	42,530	23,207
Packaging Corp. of America	27	2,726
Sealed Air Corp.	44	1,839
Sonoco Products Co.	27	1,621

		30,834

Cosmetics & Toiletries — 0.4%
Essity AB, Class B	400	11,883
Procter & Gamble Co.	1,326	156,521
Unilever NV	500	28,841

		197,245

Cruise Lines — 0.0%
Carnival Corp.	156	7,368
Norwegian Cruise Line Holdings, Ltd.†	61	3,016
Royal Caribbean Cruises, Ltd.	63	7,329

		17,713

Data Processing/Management — 0.1%
Bottomline Technologies, Inc.†	42	1,768
CommVault Systems, Inc.†	210	9,542

Security Description	Shares	Value (Note 2)
Data Processing/Management (continued)
Fidelity National Information Services, Inc.	130	$17,323

		28,633

Diagnostic Equipment — 0.4%
GenMark Diagnostics, Inc.†	900	5,634
Oxford Immunotec Global PLC†	800	10,320
Thermo Fisher Scientific, Inc.	598	166,053

		182,007

Diagnostic Kits — 0.0%
Genomic Health, Inc.†	200	14,594

Distribution/Wholesale — 0.3%
Core-Mark Holding Co., Inc.	300	11,229
H&E Equipment Services, Inc.	49	1,500
HD Supply Holdings, Inc.†	48	1,944
LKQ Corp.†	74	1,993
Marubeni Corp.	1,700	11,030
ScanSource, Inc.†	200	6,790
Sojitz Corp.	3,000	9,377
Systemax, Inc.	300	6,510
Titan Machinery, Inc.†	200	4,148
Triton International, Ltd.	82	2,712
Veritiv Corp.†	440	7,665
WESCO International, Inc.†	100	5,074
WW Grainger, Inc.	258	75,086

		145,058

Diversified Banking Institutions — 2.5%
Banco Santander SA	13,927	59,284
Bank of America Corp.	6,222	190,891
Barclays PLC	23,870	44,790
Barclays PLC ADR	5,500	41,140
BNP Paribas SA	1,640	76,206
Citigroup, Inc.	756	53,797
Goldman Sachs Group, Inc.	111	24,434
HSBC Holdings PLC	2,500	19,910
JPMorgan Chase & Co.	3,782	438,712
Lloyds Banking Group PLC	27,990	18,129
Mitsubishi UFJ Financial Group, Inc.	4,000	19,773
Mizuho Financial Group, Inc.	4,900	6,928
Morgan Stanley	529	23,572
Royal Bank of Scotland Group PLC	14,470	38,221
Sumitomo Mitsui Financial Group, Inc.	100	3,502
UBS Group AG	1,000	11,112
UniCredit SpA	4,301	50,465

		1,120,866

Diversified Manufacturing Operations — 0.2%
3M Co.	252	44,029
A.O. Smith Corp.	34	1,545
Aalberts NV	300	12,064
Eaton Corp. PLC	129	10,603
Fabrinet†	150	8,052
Parker-Hannifin Corp.	38	6,653
Siemens AG	100	10,977
Textron, Inc.	55	2,712

		96,635

Diversified Minerals — 0.1%
Anglo American PLC	500	12,344
BHP Group PLC	693	16,548
BHP Group, Ltd.	600	16,574

299

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Diversified Minerals (continued)
Teck Resources, Ltd., Class B	700	$14,320

		59,786

Diversified Operations — 0.1%
CK Hutchison Holdings, Ltd.	1,500	14,033
Jardine Matheson Holdings, Ltd.	590	35,902
Swire Pacific, Ltd., Class A	1,000	11,353

		61,288

Drug Delivery Systems — 0.0%
Revance Therapeutics, Inc.†	71	893

E-Commerce/Products — 0.7%
Alibaba Group Holding, Ltd. ADR†	252	43,624
Amazon.com, Inc.†	131	244,548
Etsy, Inc.†	257	17,224

		305,396

E-Commerce/Services — 0.3%
Auto Trader Group PLC*	2,200	14,421
Booking Holdings, Inc.†	10	18,866
Cargurus, Inc.†	300	11,181
GrubHub, Inc.†	360	24,347
Rightmove PLC	1,610	10,358
Uber Technologies, Inc.†	755	31,815

		110,988

Electric Products-Misc. — 0.1%
Brother Industries, Ltd.	600	10,631
Emerson Electric Co.	753	48,855

		59,486

Electric-Distribution — 0.0%
Sempra Energy	117	15,845

Electric-Generation — 0.1%
Electric Power Development Co., Ltd.	500	11,241
Engie SA	1,133	17,350

		28,591

Electric-Integrated — 1.5%
AES Corp.	155	2,602
Ameren Corp.	71	5,374
American Electric Power Co., Inc.	135	11,854
Atco, Ltd., Class I	743	24,765
Avista Corp.	350	16,110
Dominion Energy, Inc.	1,000	74,290
DTE Energy Co.	49	6,228
Duke Energy Corp.	769	66,688
EDP - Energias de Portugal SA	19,900	72,715
El Paso Electric Co.	105	6,957
Endesa SA	608	15,025
Enel SpA	1,479	10,136
Eversource Energy	87	6,600
Fortum Oyj	743	17,067
IDACORP, Inc.	175	17,860
Kansai Electric Power Co., Inc.	4,200	51,794
NextEra Energy, Inc.	111	22,996
NorthWestern Corp.	80	5,594
OGE Energy Corp.	46	1,976
Origin Energy, Ltd.	802	4,306
Otter Tail Corp.	200	10,676
PGE Polska Grupa Energetyczna SA†	540	1,235
Pinnacle West Capital Corp.	32	2,919

Security Description	Shares	Value (Note 2)
Electric-Integrated (continued)
PNM Resources, Inc.	250	$12,418
Portland General Electric Co.	1,619	88,802
Public Service Enterprise Group, Inc.	148	8,458
RWE AG	155	4,193
Southern Co.	1,516	85,199
Tohoku Electric Power Co., Inc.	800	8,013
WEC Energy Group, Inc.	92	7,862

		670,712

Electric-Transmission — 0.1%
Red Electrica Corp. SA	3,002	56,748

Electronic Components-Misc. — 0.3%
Benchmark Electronics, Inc.	550	14,883
Gentex Corp.	75	2,057
Jabil, Inc.	1,648	50,890
Nippon Electric Glass Co., Ltd.	500	11,215
Plexus Corp.†	171	10,210
Sanmina Corp.†	500	15,875
Sensata Technologies Holding PLC†	825	39,130
Vishay Intertechnology, Inc.	500	8,500

		152,760

Electronic Components-Semiconductors — 0.9%
Amkor Technology, Inc.†	380	3,507
Broadcom, Inc.	56	16,240
Diodes, Inc.†	203	8,648
DSP Group, Inc.†	100	1,612
Intel Corp.	2,733	138,153
Micron Technology, Inc.†	265	11,896
NVIDIA Corp.	171	28,851
ON Semiconductor Corp.†	116	2,495
Photronics, Inc.†	1,000	9,630
Qorvo, Inc.†	35	2,565
Skyworks Solutions, Inc.	51	4,349
Texas Instruments, Inc.	1,215	151,887
Xperi Corp.	600	12,810

		392,643

Electronic Forms — 0.5%
Adobe, Inc.†	732	218,766

Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc.†	24	1,743

Electronic Security Devices — 0.0%
Alarm.com Holdings, Inc.†	100	4,991

Energy-Alternate Sources — 0.0%
Renewable Energy Group, Inc.†	144	1,957

Engineering/R&D Services — 0.0%
AECOM†	38	1,366
KBR, Inc.	352	9,286

		10,652

Engines-Internal Combustion — 0.0%
Briggs & Stratton Corp.	900	8,577
Cummins, Inc.	46	7,544

		16,121

Enterprise Software/Service — 1.0%
Benefitfocus, Inc.†	100	2,499
Manhattan Associates, Inc.†	100	8,499
MobileIron, Inc.†	908	6,265
New Relic, Inc.†	74	6,895
Open Text Corp. (NASDAQ)	2,000	85,260

300

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Enterprise Software/Service (continued)
Open Text Corp. (TSX)	300	$12,795
Oracle Corp.	4,106	231,168
Progress Software Corp.	300	12,987
SailPoint Technologies Holding, Inc.†	250	5,285
SAP SE	110	13,645
SAP SE ADR	173	21,284
SPS Commerce, Inc.†	100	11,183
Verint Systems, Inc.†	133	7,697
Workiva, Inc.†	150	8,623

		434,085

Entertainment Software — 0.1%
Glu Mobile, Inc.†	1,000	7,460
Konami Holdings Corp.	100	4,264
Ubisoft Entertainment SA†	120	9,951

		21,675

Finance-Auto Loans — 0.0%
Ally Financial, Inc.	127	4,180
Credit Acceptance Corp.†	6	2,868
Santander Consumer USA Holdings, Inc.	101	2,718

		9,766

Finance-Consumer Loans — 0.1%
Enova International, Inc.†	581	15,658
Navient Corp.	450	6,367
Regional Management Corp.†	459	11,076
Synchrony Financial	201	7,212

		40,313

Finance-Credit Card — 0.9%
American Express Co.	620	77,109
Capital One Financial Corp.	137	12,662
Discover Financial Services	113	10,141
Meta Financial Group, Inc.	108	3,334
Visa, Inc., Class A	1,764	313,992
Western Union Co.	134	2,814

		420,052

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	1,468	63,447
Daiwa Securities Group, Inc.	700	3,018
E*TRADE Financial Corp.	75	3,659
Evercore, Inc., Class A	11	950
Jefferies Financial Group, Inc.	100	2,133
TD Ameritrade Holding Corp.	162	8,278

		81,485

Finance-Leasing Companies — 0.1%
Aircastle, Ltd.	173	3,597
Far East Horizon, Ltd.	25,030	23,173
ORIX Corp.	600	8,579

		35,349

Finance-Mortgage Loan/Banker — 0.0%
Charter Court Financial Services Group PLC*	1,304	4,690
PennyMac Financial Services, Inc.	303	7,275

		11,965

Finance-Other Services — 0.4%
BGC Partners, Inc., Class A	2,000	11,020
CME Group, Inc.	300	58,326

Security Description	Shares	Value (Note 2)
Finance-Other Services (continued)
IG Group Holdings PLC	12,508	$86,940
Nasdaq, Inc.	37	3,565
SEI Investments Co.	42	2,503

		162,354

Financial Guarantee Insurance — 0.0%
Assured Guaranty, Ltd.	100	4,369
MGIC Investment Corp.†	850	10,922

		15,291

Firearms & Ammunition — 0.0%
Sturm Ruger & Co., Inc.	57	3,221

Food-Confectionery — 0.3%
Hershey Co.	601	91,196
J.M. Smucker Co.	354	39,361

		130,557

Food-Dairy Products — 0.1%
Danone SA	583	50,546

Food-Meat Products — 0.0%
Tyson Foods, Inc., Class A	81	6,440

Food-Misc./Diversified — 0.7%
Associated British Foods PLC	500	14,673
Campbell Soup Co.	1,273	52,626
Kellogg Co.	1,244	72,426
McCormick & Co., Inc.	163	25,842
Mondelez International, Inc., Class A	887	47,446
Nestle SA	600	63,670
Tate & Lyle PLC	5,269	48,018

		324,701

Food-Retail — 0.6%
Carrefour SA	600	11,529
Empire Co., Ltd., Class A	600	15,880
ICA Gruppen AB	1,700	75,350
Kesko Oyj, Class B	700	42,359
Koninklijke Ahold Delhaize NV	4,450	100,614
WM Morrison Supermarkets PLC	18,698	44,296

		290,028

Food-Wholesale/Distribution — 0.1%
Performance Food Group Co.†	100	4,385
SpartanNash Co.	700	8,274
United Natural Foods, Inc.†	900	8,874
US Foods Holding Corp.†	24	849

		22,382

Footwear & Related Apparel — 0.0%
Crocs, Inc.†	400	9,140

Gas-Distribution — 0.3%
Enagas SA	4,523	98,276
New Jersey Resources Corp.	160	7,979
ONE Gas, Inc.	125	11,398
Osaka Gas Co., Ltd.	700	12,850
Spire, Inc.	150	12,361

		142,864

Gas-Transportation — 0.0%
Snam SpA	2,238	10,982

Gold Mining — 0.1%
Newcrest Mining, Ltd.	1,140	27,224

301

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Gold Mining (continued)
Novagold Resources, Inc.†	4,730	$29,244

		56,468

Hazardous Waste Disposal — 0.0%
Heritage-Crystal Clean, Inc.†	170	4,769

Home Furnishings — 0.0%
Leggett & Platt, Inc.	35	1,399

Hotels/Motels — 0.0%
Hyatt Hotels Corp., Class A	10	773
Marcus Corp.	300	10,497

		11,270

Human Resources — 0.2%
Adecco Group AG	672	36,682
Barrett Business Services, Inc.	122	10,675
Heidrick & Struggles International, Inc.	350	10,395
Insperity, Inc.	150	15,953
Kforce, Inc.	310	10,568
Korn Ferry	300	11,784
ManpowerGroup, Inc.	18	1,644
Paylocity Holding Corp.†	100	10,209
Robert Half International, Inc.	30	1,812

		109,722

Import/Export — 0.4%
ITOCHU Corp.	4,600	87,770
Mitsubishi Corp.	700	18,824
Mitsui & Co., Ltd.	3,600	58,596
Sumitomo Corp.	1,100	16,347
Toyota Tsusho Corp.	300	8,672

		190,209

Industrial Gases — 0.3%
Air Products & Chemicals, Inc.	408	93,134
Linde PLC	225	43,038

		136,172

Instruments-Controls — 0.5%
Honeywell International, Inc.	1,176	202,813

Instruments-Scientific — 0.0%
Fluidigm Corp.†	400	4,700

Insurance-Life/Health — 0.4%
Aflac, Inc.	228	12,002
AIA Group, Ltd.	1,000	10,212
Athene Holding, Ltd., Class A†	45	1,839
Aviva PLC	5,995	29,519
CNO Financial Group, Inc.	524	8,861
FGL Holdings	800	6,520
Globe Life, Inc.	82	7,488
Great-West Lifeco, Inc.	600	13,175
Health Insurance Innovations, Inc., Class A†	300	6,597
iA Financial Corp., Inc.	300	12,038
Japan Post Holdings Co., Ltd.	800	7,835
Legal & General Group PLC	1,754	5,563
Lincoln National Corp.	64	4,182
Manulife Financial Corp.	800	14,487
NN Group NV	400	15,024
Principal Financial Group, Inc.	81	4,701
Prudential Financial, Inc.	124	12,562
T&D Holdings, Inc.	1,000	11,226

Security Description	Shares	Value (Note 2)
Insurance-Life/Health (continued)
Unum Group	60	$1,917

		185,748

Insurance-Multi-line — 1.2%
Aegon NV	3,088	15,237
Ageas	300	16,144
Allianz SE	150	34,968
Allstate Corp.	108	11,599
American Financial Group, Inc.	50	5,119
ASR Nederland NV	367	13,786
Assurant, Inc.	421	47,725
AXA SA	2,310	58,384
Baloise Holding AG	43	7,759
Chubb, Ltd.	136	20,786
Cincinnati Financial Corp.	48	5,152
Direct Line Insurance Group PLC	21,600	84,475
Genworth Financial, Inc., Class A†	3,400	13,566
Hartford Financial Services Group, Inc.	924	53,250
Loews Corp.	96	5,140
MetLife, Inc.	1,404	69,386
Old Republic International Corp.	73	1,665
Talanx AG	1,315	55,367
Voya Financial, Inc.	51	2,865
Zurich Insurance Group AG	22	7,651

		530,024

Insurance-Property/Casualty — 1.3%
Alleghany Corp.†	5	3,429
Arch Capital Group, Ltd.†	118	4,565
Berkshire Hathaway, Inc., Class B†	1,009	207,279
Fidelity National Financial, Inc.	1,704	73,068
First American Financial Corp.	809	46,776
Fosun International, Ltd.	7,500	9,867
HCI Group, Inc.	300	12,027
Markel Corp.†	4	4,456
MS&AD Insurance Group Holdings, Inc.	200	6,555
Progressive Corp.	139	11,256
Safety Insurance Group, Inc.	100	9,866
Samsung Fire & Marine Insurance Co., Ltd.	185	40,925
Sompo Holdings, Inc.	200	8,288
Travelers Cos., Inc.	981	143,834
Universal Insurance Holdings, Inc.	250	6,203
WR Berkley Corp.	53	3,678

		592,072

Insurance-Reinsurance — 0.6%
Axis Capital Holdings, Ltd.	1,101	70,101
Essent Group, Ltd.†	156	7,201
Everest Re Group, Ltd.	378	93,230
Hannover Rueck SE	48	7,519
Reinsurance Group of America, Inc.	19	2,962
Swiss Re AG	815	78,938

		259,951

Internet Content-Entertainment — 0.7%
Facebook, Inc., Class A†	1,678	325,918

Internet Content-Information/News — 0.0%
Yelp, Inc.†	350	12,267

Internet Security — 0.1%
Palo Alto Networks, Inc.†	184	41,683

302

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Investment Management/Advisor Services — 0.5%
Affiliated Managers Group, Inc.	100	$8,579
Altisource Portfolio Solutions SA†	145	3,045
Ameriprise Financial, Inc.	46	6,694
BlackRock, Inc.	134	62,669
Boston Private Financial Holdings, Inc.	1,100	12,694
Brightsphere Investment Group, Inc.	669	7,158
CI Financial Corp.	600	9,301
Federated Investors, Inc., Class B	400	13,900
Franklin Resources, Inc.	149	4,862
Julius Baer Group, Ltd.	1,052	44,947
LPL Financial Holdings, Inc.	22	1,845
Quilter PLC*	5,000	8,781
Raymond James Financial, Inc.	41	3,308
Stifel Financial Corp.	300	17,943
T. Rowe Price Group, Inc.	69	7,824

		213,550

Leisure Products — 0.0%
Johnson Outdoors, Inc., Class A	53	3,603

Lighting Products & Systems — 0.0%
Acuity Brands, Inc.	12	1,611

Machine Tools & Related Products — 0.0%
Milacron Holdings Corp.†	750	12,630

Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	380	50,035
Hyster-Yale Materials Handling, Inc.	150	9,276
Komatsu, Ltd.	1,574	35,092
Oshkosh Corp.	20	1,671
Sandvik AB	324	4,986
Terex Corp.	300	9,135

		110,195

Machinery-Electrical — 0.4%
Hitachi, Ltd.	2,097	74,588
Mitsubishi Heavy Industries, Ltd.	2,100	86,711
Schindler Holding AG (Participation Certificate)	45	10,384

		171,683

Machinery-Farming — 0.1%
AGCO Corp.	20	1,540
CNH Industrial NV	3,760	38,014
Deere & Co.	93	15,405

		54,959

Machinery-General Industrial — 0.1%
Amada Holdings Co., Ltd.	1,000	10,972
Atlas Copco AB, Class A	400	12,252
Crane Co.	11	921
Intevac, Inc.†	452	2,323
Manitowoc Co, Inc.†	400	7,180

		33,648

Machinery-Material Handling — 0.1%
KION Group AG	710	38,117

Machinery-Pumps — 0.0%
Dover Corp.	35	3,390

Medical Imaging Systems — 0.0%
Lantheus Holdings, Inc.†	354	8,007

Security Description	Shares	Value (Note 2)
Medical Instruments — 0.3%
Apyx Medical Corp.†	900	$6,516
LivaNova PLC†	100	7,705
Medtronic PLC	985	100,411
Silk Road Medical, Inc.†	100	4,329

		118,961

Medical Labs & Testing Services — 0.1%
ICON PLC†	60	9,370
Laboratory Corp. of America Holdings†	30	5,025
Medpace Holdings, Inc.†	200	15,752
Natera, Inc.†	239	6,592
Quest Diagnostics, Inc.	38	3,879

		40,618

Medical Products — 0.4%
Avanos Medical, Inc.†	150	6,108
Becton Dickinson and Co.	236	59,661
Cardiovascular Systems, Inc.†	175	8,020
ConforMIS, Inc.†	1,450	4,002
Globus Medical, Inc., Class A†	200	9,116
Haemonetics Corp.†	110	13,429
Henry Schein, Inc.†	44	2,928
Inogen, Inc.†	60	3,690
Intersect ENT, Inc.†	90	1,779
iRhythm Technologies, Inc.†	200	16,628
Koninklijke Philips NV	370	17,352
Luminex Corp.	252	5,476
Nevro Corp.†	100	6,686
Orthofix Medical, Inc.†	150	8,017
Surmodics, Inc.†	200	8,340
Zynex, Inc.	200	1,664

		172,896

Medical-Biomedical/Gene — 0.7%
ACADIA Pharmaceuticals, Inc.†	200	4,916
Achillion Pharmaceuticals, Inc.†	696	3,069
Aduro Biotech, Inc.†	1,400	1,848
Alexion Pharmaceuticals, Inc.†	360	40,784
AMAG Pharmaceuticals, Inc.†	171	1,412
Amgen, Inc.	196	36,570
Arena Pharmaceuticals, Inc.†	200	12,536
Bio-Rad Laboratories, Inc., Class A†	7	2,204
BioMarin Pharmaceutical, Inc.†	339	26,890
Celgene Corp.†	118	10,839
Editas Medicine, Inc.†	210	5,303
Emergent BioSolutions, Inc.†	87	3,840
Esperion Therapeutics, Inc.†	150	5,954
Gilead Sciences, Inc.	1,880	123,178
H. Lundbeck A/S	250	9,646
Myriad Genetics, Inc.†	26	758
PDL BioPharma, Inc.†	1,124	3,237
PTC Therapeutics, Inc.†	200	9,634
Puma Biotechnology, Inc.†	100	965
REGENXBIO, Inc.†	120	5,329
Retrophin, Inc.†	137	2,711
Veracyte, Inc.†	300	8,511

		320,134

Medical-Drugs — 4.3%
AbbVie, Inc.	1,358	90,470
Akorn, Inc.†	1,400	5,208
Astellas Pharma, Inc.	4,100	58,272
AstraZeneca PLC	150	12,875
Bausch Health Cos, Inc.†	300	7,208

303

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Drugs (continued)
Bayer AG	740	$48,064
Bristol-Myers Squibb Co.	368	16,343
Catalyst Pharmaceuticals, Inc.†	1,182	5,898
Chimerix, Inc.†	1,500	5,400
Concert Pharmaceuticals, Inc.†	553	5,563
Corcept Therapeutics, Inc.†	204	2,297
Eli Lilly & Co.	579	63,082
Enanta Pharmaceuticals, Inc.†	100	7,502
GlaxoSmithKline PLC	4,429	91,652
Harrow Health, Inc.†	1,800	13,950
Hikma Pharmaceuticals PLC	434	9,677
Insys Therapeutics, Inc.†	348	84
Ipsen SA	29	3,324
Jazz Pharmaceuticals PLC†	17	2,370
Johnson & Johnson	2,742	357,063
Jounce Therapeutics, Inc.†	1,400	6,706
Mallinckrodt PLC†	500	3,405
Merck & Co., Inc.	3,690	306,233
Novartis AG	840	77,027
Novo Nordisk A/S, Class B	2,272	109,048
Ono Pharmaceutical Co., Ltd.	200	3,632
Pacira BioSciences, Inc.†	300	13,167
Pfizer, Inc.	6,806	264,345
Phibro Animal Health Corp., Class A	250	7,783
Roche Holding AG	709	189,838
Sanofi	889	74,177
Shionogi & Co., Ltd.	200	11,090
Supernus Pharmaceuticals, Inc.†	90	3,003
UCB SA	125	9,761
Vanda Pharmaceuticals, Inc.†	269	3,349
Voyager Therapeutics, Inc.†	200	4,402
Zoetis, Inc.	553	63,534

		1,956,802

Medical-Generic Drugs — 0.0%
Endo International PLC†	1,400	4,438
Momenta Pharmaceuticals, Inc.†	248	2,802

		7,240

Medical-HMO — 0.9%
Anthem, Inc.	61	18,352
Humana, Inc.	164	48,667
Triple-S Management Corp., Class B†	260	6,226
UnitedHealth Group, Inc.	1,265	314,998

		388,243

Medical-Hospitals — 0.0%
HCA Healthcare, Inc.	102	13,618

Medical-Nursing Homes — 0.0%
Ensign Group, Inc.	200	12,052

Medical-Outpatient/Home Medical — 0.1%
Addus HomeCare Corp.†	150	12,088
Amedisys, Inc.†	100	13,789
Providence Service Corp.†	67	3,735

		29,612

Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp.	60	5,229
Cardinal Health, Inc.	87	3,978
McKesson Corp.	55	7,642
Suzuken Co., Ltd.	200	11,036

		27,885

Security Description	Shares	Value (Note 2)
Metal-Aluminum — 0.0%
Century Aluminum Co.†	267	$1,920

Metal-Diversified — 0.2%
Glencore PLC	21,664	69,753
Rio Tinto PLC	201	11,413
South32, Ltd.	1,885	4,041

		85,207

Miscellaneous Manufacturing — 0.1%
Alstom SA	250	10,746
FreightCar America, Inc.†	1,592	8,708
Hillenbrand, Inc.	111	3,740

		23,194

Motion Pictures & Services — 0.0%
IMAX Corp.†	500	10,975

Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	42	1,503

Multimedia — 0.5%
Pearson PLC	700	7,426
Viacom, Inc., Class B	100	3,035
Walt Disney Co.	1,585	226,671

		237,132

Networking Products — 0.5%
Cisco Systems, Inc.	3,636	201,435
Telefonaktiebolaget LM Ericsson, Class B	1,771	15,538

		216,973

Non-Ferrous Metals — 0.0%
Mitsubishi Materials Corp.	200	5,495

Non-Hazardous Waste Disposal — 0.5%
Republic Services, Inc.	716	63,473
Waste Management, Inc.	1,347	157,599

		221,072

Office Automation & Equipment — 0.1%
Canon, Inc.	1,300	35,335
Ricoh Co., Ltd.	300	2,750
Xerox Holdings Corp.	54	1,733

		39,818

Office Furnishings-Original — 0.1%
Herman Miller, Inc.	221	10,020
HNI Corp.	400	13,696
Steelcase, Inc., Class A	266	4,498

		28,214

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	22	2,527

Oil & Gas Drilling — 0.0%
Drilling Co. of 1972 A/S†	66	4,440
Noble Corp. PLC†	2,430	5,419

		9,859

Oil Companies-Exploration & Production — 0.4%
Amplify Energy Corp.†	900	4,095
Berry Petroleum Corp.	600	5,880
Bonanza Creek Energy, Inc.†	120	2,616
ConocoPhillips	340	20,087
Encana Corp.	5,850	26,728
Hess Corp.	92	5,965
Laredo Petroleum, Inc.†	1,200	3,984

304

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil Companies-Exploration & Production (continued)
Penn Virginia Corp.†	90	$3,082
Pioneer Natural Resources Co.	522	72,057
Santos, Ltd.	2,520	12,408
SM Energy Co.	400	3,988
Southwestern Energy Co.†	1,400	3,080
Talos Energy, Inc.†	149	3,066
Tourmaline Oil Corp.	500	6,592

		173,628

Oil Companies-Integrated — 1.6%
BP PLC	12,903	85,093
Chevron Corp.	1,486	182,941
China Petroleum & Chemical Corp.	66,000	42,516
Eni SpA	797	12,477
Exxon Mobil Corp.	3,085	229,401
Galp Energia SGPS SA	559	8,685
Husky Energy, Inc.	600	4,655
Imperial Oil, Ltd.	300	8,215
Repsol SA	1,148	18,201
Royal Dutch Shell PLC, Class A	2,887	90,863
TOTAL SA	1,047	54,252

		737,299

Oil Field Machinery & Equipment — 0.1%
CIMC Enric Holdings, Ltd.	27,570	19,883

Oil Refining & Marketing — 0.6%
Caltex Australia, Ltd.	1,079	19,855
CVR Energy, Inc.	24	1,274
Neste Oyj	2,049	67,733
Phillips 66	462	47,383
Sunoco LP	1,454	49,130
Valero Energy Corp.	776	66,154

		251,529

Oil-Field Services — 0.1%
C&J Energy Services, Inc.†	153	1,674
Saipem SpA†	6,020	29,765
SBM Offshore NV	321	6,345
Schlumberger, Ltd.	655	26,180

		63,964

Optical Supplies — 0.0%
STAAR Surgical Co.†	300	8,793

Paper & Related Products — 0.1%
Clearwater Paper Corp.†	600	11,778
Domtar Corp.	300	12,735
International Paper Co.	116	5,094
Oji Holdings Corp.	1,100	5,682
Resolute Forest Products, Inc.	1,004	6,124
Stora Enso Oyj, Class R	387	4,455
UPM-Kymmene Oyj	277	7,469
Verso Corp., Class A†	525	8,494

		61,831

Patient Monitoring Equipment — 0.0%
CareDx, Inc.†	300	9,831
Masimo Corp.†	53	8,366

		18,197

Pharmacy Services — 0.2%
CVS Health Corp.	1,735	96,934

Security Description	Shares	Value (Note 2)
Photo Equipment & Supplies — 0.2%
FUJIFILM Holdings Corp.	1,600	$75,843
Nikon Corp.	500	6,756

		82,599

Physical Therapy/Rehabilitation Centers — 0.0%
Catasys, Inc.†	300	5,226

Pipelines — 0.3%
Enterprise Products Partners LP	1,635	49,230
Kinder Morgan, Inc.	3,356	69,201

		118,431

Poultry — 0.0%
Sanderson Farms, Inc.	100	13,102

Power Converter/Supply Equipment — 0.1%
Hubbell, Inc.	16	2,078
Schneider Electric SE	520	44,771

		46,849

Printing-Commercial — 0.0%
RR Donnelley & Sons Co.	1,569	3,169

Private Equity — 0.0%
3i Group PLC	1,125	15,166

Publishing-Periodicals — 0.0%
Wolters Kluwer NV	225	16,302

Real Estate Investment Trusts — 1.1%
AGNC Investment Corp.	3,341	57,265
American Tower Corp.	594	125,702
Annaly Capital Management, Inc.	5,345	51,045
CareTrust REIT, Inc.	300	6,969
CBL & Associates Properties, Inc.	482	506
Chatham Lodging Trust	186	3,322
Chesapeake Lodging Trust	300	8,241
CoreCivic, Inc.	700	11,879
Cousins Properties, Inc.	87	3,061
DiamondRock Hospitality Co.	252	2,538
Equinix, Inc.	102	51,214
Essential Properties Realty Trust, Inc.	300	6,336
GEO Group, Inc.	400	7,124
Hersha Hospitality Trust	177	2,765
Industrial Logistics Properties Trust	300	6,414
Life Storage, Inc.	880	85,791
Mirvac Group	3,913	8,590
Monmouth Real Estate Investment Corp.	500	6,895
Park Hotels & Resorts, Inc.	229	6,048
Pebblebrook Hotel Trust	199	5,570
RLJ Lodging Trust	800	13,824
RPT Realty	270	3,307
Ryman Hospitality Properties, Inc.	29	2,175
Sabra Health Care REIT, Inc.	300	6,192
Scentre Group	2,500	6,803
Xenia Hotels & Resorts, Inc.	207	4,436

		494,012

Real Estate Management/Services — 0.3%
CBRE Group, Inc., Class A†	98	5,195
Daito Trust Construction Co., Ltd.	700	90,530
Marcus & Millichap, Inc.†	80	2,656
RE/MAX Holdings, Inc., Class A	182	5,293
Vonovia SE	359	17,571

		121,245

305

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Operations & Development — 0.3%
CapitaLand, Ltd.	3,900	$10,236
China Vanke Co., Ltd.	3,400	12,833
Howard Hughes Corp.†	4	540
Kerry Properties, Ltd.	1,000	3,771
LEG Immobilien AG	100	11,591
McGrath RentCorp	97	6,607
PSP Swiss Property AG	575	68,900
Swire Properties, Ltd.	1,800	6,519
TAG Immobilien AG	455	10,756
Wharf Holdings, Ltd.	2,000	4,876

		136,629

Recreational Vehicles — 0.0%
MasterCraft Boat Holdings, Inc.†	114	1,892
Polaris Industries, Inc.	18	1,704

		3,596

Rental Auto/Equipment — 0.1%
AMERCO	6	2,322
Ashtead Group PLC	431	11,769
Herc Holdings, Inc.†	300	13,542
Textainer Group Holdings, Ltd.†	100	973
United Rentals, Inc.†	21	2,658

		31,264

Resort/Theme Parks — 0.0%
SeaWorld Entertainment, Inc.†	200	6,114

Retail-Apparel/Shoe — 0.1%
Cato Corp., Class A	282	4,052
Designer Brands, Inc.	159	2,923
Express, Inc.†	611	1,509
Foot Locker, Inc.	29	1,191
Next PLC	185	13,604
Shoe Carnival, Inc.	100	2,538
Vera Bradley, Inc.†	500	5,875

		31,692

Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc.	261	39,317
AutoZone, Inc.†	7	7,862
Genuine Parts Co.	35	3,399

		50,578

Retail-Automobile — 0.1%
America’s Car-Mart, Inc.†	100	9,016
CarMax, Inc.†	53	4,651
Rush Enterprises, Inc., Class A	225	8,474

		22,141

Retail-Building Products — 0.5%
BMC Stock Holdings, Inc.†	600	12,690
Home Depot, Inc.	1,037	221,597

		234,287

Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	85	6,505
Yamada Denki Co., Ltd.	2,700	11,937

		18,442

Retail-Discount — 0.6%
Costco Wholesale Corp.	173	47,684
Target Corp.	159	13,738

Security Description	Shares	Value (Note 2)
Retail-Discount (continued)
Walmart, Inc.	1,885	$208,066

		269,488

Retail-Drug Store — 0.1%
Sundrug Co., Ltd.	300	8,278
Walgreens Boots Alliance, Inc.	850	46,317

		54,595

Retail-Jewelry — 0.2%
Pandora A/S	2,417	92,846
Signet Jewelers, Ltd.	300	5,442

		98,288

Retail-Major Department Stores — 0.3%
TJX Cos., Inc.	2,705	147,585

Retail-Misc./Diversified — 0.0%
Mr. Price Group, Ltd.	652	8,021

Retail-Pawn Shops — 0.0%
EZCORP, Inc., Class A†	1,000	9,850

Retail-Petroleum Products — 0.0%
World Fuel Services Corp.	500	19,520

Retail-Regional Department Stores — 0.1%
Dillard’s, Inc., Class A	63	4,585
Kohl’s Corp.	1,049	56,499

		61,084

Retail-Restaurants — 0.9%
BJ’s Restaurants, Inc.	141	5,598
Bloomin’ Brands, Inc.	600	10,218
Brinker International, Inc.	1,302	51,885
Cheesecake Factory, Inc.	1,338	57,641
Chipotle Mexican Grill, Inc.†	48	38,185
Dine Brands Global, Inc.	200	16,418
Jack in the Box, Inc.	90	6,465
McDonald’s Corp.	499	105,149
Starbucks Corp.	1,000	94,690

		386,249

Retail-Sporting Goods — 0.0%
Dick’s Sporting Goods, Inc.	200	7,434
Hibbett Sports, Inc.†	653	12,015

		19,449

Rubber-Tires — 0.3%
Bridgestone Corp.	1,300	48,799
Cie Generale des Etablissements Michelin SCA	142	15,708
Continental AG	290	40,115
Sumitomo Rubber Industries, Ltd.	3,000	32,762

		137,384

Rubber/Plastic Products — 0.0%
Trinseo SA	350	13,583

Satellite Telecom — 0.3%
Eutelsat Communications SA	4,785	91,452
Intelsat SA†	350	7,924
SES SA FDR	3,172	52,725

		152,101

Savings & Loans/Thrifts — 0.1%
Axos Financial, Inc.†	209	6,126
Berkshire Hills Bancorp, Inc.	107	3,510
First Financial Northwest, Inc.	279	4,124

306

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Savings & Loans/Thrifts (continued)
HomeTrust Bancshares, Inc.	241	$6,297
New York Community Bancorp, Inc.	89	1,026
People’s United Financial, Inc.	244	4,006
United Financial Bancorp, Inc.	216	3,097
WSFS Financial Corp.	150	6,356

		34,542

Schools — 0.0%
Career Education Corp.†	191	3,621
K12, Inc.†	150	4,478
Laureate Education, Inc., Class A†	400	6,556

		14,655

Security Services — 0.0%
G4S PLC	4,080	9,455

Seismic Data Collection — 0.0%
Geospace Technologies Corp.†	199	3,106

Semiconductor Components-Integrated Circuits — 0.4%
Cirrus Logic, Inc.†	116	5,690
NXP Semiconductors NV	200	20,678
QUALCOMM, Inc.	617	45,139
Renesas Electronics Corp.†	2,100	12,301
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,460	62,240
United Microelectronics Corp.	4,895	10,671

		156,719

Semiconductor Equipment — 0.3%
Applied Materials, Inc.	274	13,527
ASM Pacific Technology, Ltd.	3,170	37,168
ASML Holding NV (Euronext Amsterdam)	138	30,609
ASML Holding NV (NASDAQ)	143	31,862
Cabot Microelectronics Corp.	100	12,165
Lam Research Corp.	41	8,553
MKS Instruments, Inc.	36	3,065
Teradyne, Inc.	12	669

		137,618

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	12	2,740

Soap & Cleaning Preparation — 0.2%
Church & Dwight Co., Inc.	974	73,479

Software Tools — 0.1%
VMware, Inc., Class A	192	33,502

Steel Pipe & Tube — 0.1%
Advanced Drainage Systems, Inc.	400	13,172
Tenaris SA	958	11,999

		25,171

Steel-Producers — 0.1%
ArcelorMittal	1,160	18,468
BlueScope Steel, Ltd.	426	3,795
Nucor Corp.	93	5,057
POSCO ADR	51	2,388
Reliance Steel & Aluminum Co.	20	1,999
Schnitzer Steel Industries, Inc., Class A	200	5,326
SSAB AB, Class A	3,194	9,062
thyssenkrupp AG	1,380	17,818

		63,913

Security Description	Shares	Value (Note 2)
Superconductor Product & Systems — 0.0%
American Superconductor Corp.†	600	$5,334

Telecom Equipment-Fiber Optics — 0.1%
Ciena Corp.†	183	8,275
Corning, Inc.	338	10,394
Finisar Corp.†	175	4,118

		22,787

Telecom Services — 0.5%
BCE, Inc.	1,700	76,821
HKT Trust & HKT, Ltd.	55,000	87,875
Switch, Inc., Class A	200	2,714
TELUS Corp.	1,400	50,323

		217,733

Telecommunication Equipment — 0.0%
ADTRAN, Inc.	831	9,232
Juniper Networks, Inc.	97	2,621

		11,853

Telephone-Integrated — 1.9%
AT&T, Inc.	4,492	152,953
Deutsche Telekom AG	6,837	112,446
Frontier Communications Corp.†	279	368
KDDI Corp.	4,300	112,284
Koninklijke KPN NV	1,294	3,688
KT Corp. ADR	6,900	81,420
Nippon Telegraph & Telephone Corp.	1,900	85,753
Shenandoah Telecommunications Co.	200	7,872
SoftBank Group Corp.	200	10,134
Telecom Italia SpA†	34,080	19,204
Telefonica SA	2,000	15,265
Telephone & Data Systems, Inc.	200	6,468
Verizon Communications, Inc.	4,368	241,419

		849,274

Television — 0.1%
CBS Corp., Class B	103	5,306
Sinclair Broadcast Group, Inc., Class A	250	12,562
World Wrestling Entertainment, Inc., Class A	140	10,189

		28,057

Textile-Apparel — 0.1%
LVMH Moet Hennessy Louis Vuitton SE	50	20,675

Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	17	2,120

Theaters — 0.0%
Cinemark Holdings, Inc.	18	719

Therapeutics — 0.0%
Akebia Therapeutics, Inc.†	202	846
Sarepta Therapeutics, Inc.†	56	8,336

		9,182

Tobacco — 0.9%
Altria Group, Inc.	1,784	83,973
British American Tobacco PLC	189	6,744
Imperial Brands PLC	4,787	121,087
Japan Tobacco, Inc.	2,700	59,937
KT&G Corp.	1,244	101,139
Philip Morris International, Inc.	455	38,043
Scandinavian Tobacco Group A/S*	354	3,726

307

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Tobacco (continued)
Swedish Match AB	305	$11,657

		426,306

Tools-Hand Held — 0.0%
Snap-on, Inc.	17	2,594
Stanley Black & Decker, Inc.	44	6,494

		9,088

Toys — 0.0%
Bandai Namco Holdings, Inc.	300	16,051

Transactional Software — 0.0%
SimCorp A/S	130	11,711

Transport-Air Freight — 0.0%
Atlas Air Worldwide Holdings, Inc.†	150	6,848

Transport-Marine — 0.2%
AP Moller - Maersk A/S, Series B	45	50,400
DHT Holdings, Inc.	1,000	5,650
GasLog, Ltd.	400	5,696
International Seaways, Inc.†	300	5,103
Nordic American Tankers, Ltd.	2,400	4,848
Safe Bulkers, Inc.†	1,204	2,444

		74,141

Transport-Rail — 0.3%
Aurizon Holdings, Ltd.	23,500	91,839
CSX Corp.	192	13,517
Kansas City Southern	24	2,970
Seibu Holdings, Inc.	800	12,578

		120,904

Transport-Services — 0.7%
C.H. Robinson Worldwide, Inc.	232	19,425
ComfortDelGro Corp., Ltd.	32,700	64,373
Kamigumi Co., Ltd.	500	11,488
Royal Mail PLC	21,945	55,749
United Parcel Service, Inc., Class B	1,538	183,745

		334,780

Transport-Truck — 0.0%
Covenant Transportation Group, Inc., Class A†	131	2,207
JB Hunt Transport Services, Inc.	28	2,866
Knight-Swift Transportation Holdings, Inc.	51	1,828
Werner Enterprises, Inc.	116	3,846

		10,747

Vitamins & Nutrition Products — 0.0%
USANA Health Sciences, Inc.†	100	6,805

Warehousing & Harbor Transportation Services — 0.1%
Hutchison Port Holdings Trust	166,203	36,461

Water — 0.0%
United Utilities Group PLC	1,236	11,833
Veolia Environnement SA	220	5,533

		17,366

Water Treatment Systems — 0.0%
Kurita Water Industries, Ltd.	200	5,049
Pentair PLC	48	1,863

		6,912

Security Description	Shares/ Principal Amount	Value (Note 2)
Web Hosting/Design — 0.0%
NIC, Inc.	700	$12,698

Web Portals/ISP — 0.7%
Alphabet, Inc., Class A†	84	102,329
Alphabet, Inc., Class C†	132	160,602
Baidu, Inc. ADR†	250	27,925

		290,856

Wire & Cable Products — 0.0%
Insteel Industries, Inc.	200	3,902

Wireless Equipment — 0.2%
Motorola Solutions, Inc.	521	86,465

Total Common Stocks (cost $26,951,692)		27,830,341

U.S. CORPORATE BONDS & NOTES — 14.7%
Aerospace/Defense-Equipment — 0.4%
United Technologies Corp. Senior Notes 4.50% due 04/15/2020	$158,000	160,231

Applications Software — 0.3%
Microsoft Corp. Senior Notes 4.25% due 02/06/2047	110,000	129,757

Banks-Commercial — 0.4%
BB&T Corp. Senior Notes 3.20% due 09/03/2021	190,000	193,051

Banks-Super Regional — 1.0%
PNC Funding Corp. Senior Notes 3.30% due 03/08/2022	115,000	117,820
US Bancorp Senior Notes 3.15% due 04/27/2027	181,000	188,242
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	135,000	136,532

		442,594

Cable/Satellite TV — 0.4%
Comcast Corp. Company Guar. Notes 4.65% due 07/15/2042	168,000	196,074

Diversified Banking Institutions — 1.8%
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	179,000	186,982
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	124,000	126,724
Goldman Sachs Group, Inc. Senior Notes 4.80% due 07/08/2044	166,000	193,167
JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/2042	158,000	200,434
Morgan Stanley Senior Notes 3.77% due 01/24/2029	115,000	120,551

		827,858

308

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Manufacturing Operations — 0.4%
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	$154,000	$192,950

Electronic Components-Semiconductors — 0.3%
Texas Instruments, Inc. Senior Notes 4.15% due 05/15/2048	115,000	132,899

Enterprise Software/Service — 0.4%
Oracle Corp. Senior Notes 2.50% due 10/15/2022	200,000	201,406

Finance-Credit Card — 0.8%
American Express Credit Corp. Senior Notes 3.30% due 05/03/2027	180,000	189,215
Capital One Financial Corp. Senior Notes 3.20% due 02/05/2025	185,000	188,590

		377,805

Insurance-Life/Health — 0.3%
Prudential Financial, Inc. Senior Bonds 4.60% due 05/15/2044	112,000	129,806

Insurance-Multi-line — 0.3%
MetLife, Inc. Senior Notes 3.60% due 04/10/2024	117,000	123,346

Insurance-Property/Casualty — 0.3%
ACE INA Holdings, Inc. Company Guar. Notes 2.88% due 11/03/2022	130,000	132,232

Machinery-Farming — 0.5%
John Deere Capital Corp. Senior Notes 2.65% due 01/06/2022	225,000	227,247

Medical-Biomedical/Gene — 0.4%
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	187,000	194,964

Medical-HMO — 0.6%
UnitedHealth Group, Inc. Senior Notes 2.70% due 07/15/2020	126,000	126,532
WellPoint, Inc. Senior Notes 3.13% due 05/15/2022	125,000	127,159

		253,691

Multimedia — 0.6%
Walt Disney Co. Company Guar. Notes 3.00% due 02/13/2026	250,000	259,631

Non-Hazardous Waste Disposal — 0.3%
Waste Management, Inc. Company Guar. Notes 3.45% due 06/15/2029	120,000	126,326

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Exploration & Production — 0.5%
Noble Energy, Inc. Senior Notes 4.15% due 12/15/2021	$113,000	$116,476
Occidental Petroleum Corp. Senior Notes 3.40% due 04/15/2026	125,000	127,107

		243,583

Oil Companies-Integrated — 0.7%
Chevron Corp. Senior Notes 2.42% due 11/17/2020	200,000	200,779
Exxon Mobil Corp. Senior Notes 3.57% due 03/06/2045	122,000	127,544

		328,323

Pharmacy Services — 0.3%
CVS Health Corp. Senior Notes 3.35% due 03/09/2021	128,000	129,669

Pipelines — 0.4%
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	182,000	192,087

Retail-Building Products — 0.3%
Home Depot, Inc. Senior Notes 4.20% due 04/01/2043	108,000	121,093

Retail-Discount — 0.3%
Target Corp. Senior Notes 3.90% due 11/15/2047	115,000	124,205

Retail-Restaurants — 0.3%
McDonald’s Corp. Senior Notes 3.38% due 05/26/2025	117,000	122,100

Telephone-Integrated — 0.7%
AT&T, Inc. Senior Notes 5.35% due 09/01/2040	120,000	135,430
Verizon Communications, Inc. Senior Notes 4.33% due 09/21/2028	134,000	148,672
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	10,000	11,091

		295,193

Tobacco — 0.3%
Altria Group, Inc. Company Guar. Notes 4.80% due 02/14/2029	110,000	118,698

Transport-Rail — 1.0%
Burlington Northern Santa Fe LLC Senior Notes 3.45% due 09/15/2021	180,000	183,873
Norfolk Southern Corp. Senior Notes 3.85% due 01/15/2024	255,000	268,787

		452,660

309

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Transport-Services — 0.4%
FedEx Corp. Company Guar. Notes 4.75% due 11/15/2045	$184,000	$194,980

Total U.S. Corporate Bonds & Notes (cost $6,376,617)		6,624,459

FOREIGN CORPORATE BONDS & NOTES — 1.0%
Brewery — 0.3%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.15% due 01/23/2025	120,000	129,163

Diversified Banking Institutions — 0.3%
HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	125,000	129,748

Oil Companies-Integrated — 0.4%
Shell International Finance BV Company Guar. Notes 3.88% due 11/13/2028	175,000	192,069

Total Foreign Corporate Bonds & Notes (cost $440,156)		450,980

U.S. GOVERNMENT AGENCIES — 2.8%
Federal Home Loan Mtg. Corp. — 0.5%
3.50% due 03/01/2046	209,099	217,888

Federal National Mtg. Assoc. — 2.3%
2.13% due 04/24/2026	397,000	399,790
2.63% due 09/06/2024	255,000	263,818
4.50% due 02/01/2048	363,994	383,815

		1,047,423

Total U.S. Government Agencies (cost $1,233,057)		1,265,311

U.S. GOVERNMENT TREASURIES — 10.5%
United States Treasury Bonds — 2.5%
1.00% due 02/15/2048 TIPS(2)	119,421	127,345
2.75% due 11/15/2047	505,000	526,758
3.38% due 05/15/2044	392,000	455,271

		1,109,374

United States Treasury Notes — 8.0%
1.25% due 10/31/2021	325,000	320,417
1.50% due 10/31/2019	119,000	118,782
1.75% due 05/15/2023	268,000	266,922
2.00% due 11/30/2022	265,000	266,211
2.00% due 02/15/2025	310,000	311,829
2.00% due 11/15/2026	370,000	371,387
2.13% due 06/30/2022	447,000	450,422
2.25% due 01/31/2024	181,000	184,054
2.25% due 11/15/2024	449,000	457,489
2.25% due 02/15/2027	245,000	250,063
2.63% due 08/31/2020	130,000	130,726
2.63% due 02/15/2029	125,000	131,519
3.13% due 05/15/2021	357,000	364,279

		3,624,100

Total U.S. Government Treasuries (cost $4,588,120)		4,733,474

Security Description	Shares	Value (Note 2)
EXCHANGE-TRADED FUNDS — 5.6%
FlexShares Quality Dividend Index Fund ETF	9,360	$425,693
iShares Edge MSCI USA Momentum Factor ETF	14,577	1,759,881
iShares MSCI ACWI ETF	3,000	221,280
iShares Russell 1000 Value ETF	205	26,330
iShares Russell 2000 ETF	773	121,021

Total Exchange-Traded Funds (cost $2,446,557)		2,554,205

Total Long-Term Investment Securities (cost $42,036,199)		43,458,770

SHORT-TERM INVESTMENT SECURITIES — 3.3%
Registered Investment Companies — 3.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.26%(3) (cost $1,501,218)	1,501,218	1,501,218

TOTAL INVESTMENTS (cost $43,537,417)(4)	99.5%	44,959,988
Other assets less liabilities	0.5	221,478

NET ASSETS	100.0%	$45,181,466

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2019, the aggregate value of these securities was $60,637 representing 0.1% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Principal amount of security is adjusted for inflation.
(3)	The rate shown is the 7-day yield as of July 31, 2019.
(4)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CVR — Contingent Value Rights

ETF — Exchange-Traded Funds

Euronext Amsterdam — Euronext Stock Exchange, Amsterdam

FDR — Fiduciary Depositary Receipt

NASDAQ — National Association of Securities Dealers Automated Quotations

TIPS — Treasury Inflation Protected Securities

TSX — Toronto Stock Exchange

310

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation

16	Long	S&P 500 E-Mini Index	September 2019	$2,362,162	$2,385,840	$23,678

						Unrealized (Depreciation)

19	Short	U.S. Treasury 10 Year Notes	September 2019	$2,402,853	$2,421,016	$(18,163)

		Net Unrealized Appreciation (Depreciation)				$5,515

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Chemicals-Plastics	$3,277	$—		$33	$3,310
Other Industries	19,547,707	8,279,324	**	—	27,827,031
U.S. Corporate Bonds & Notes	—	6,624,459		—	6,624,459
Foreign Corporate Bonds & Notes	—	450,980		—	450,980
U.S. Government Agencies	—	1,265,311		—	1,265,311
U.S. Government Treasuries	—	4,733,474		—	4,733,474
Exchange-Traded Funds	2,554,205	—		—	2,554,205
Short-Term Investment Securities	1,501,218	—		—	1,501,218

Total Investments at Value	$23,606,407	$21,353,548		$33	$44,959,988

Other Financial Instruments:†
Futures Contracts	$23,678	$—		$—	$23,678

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$18,163	$—		$—	$18,163

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

311

SunAmerica Series Trust SA MFS Blue Chip Growth Portfolio

PORTFOLIO PROFILE — July 31, 2019 — (unaudited)

Industry Allocation*

Applications Software	10.8%
E-Commerce/Products	6.3
Computers	6.3
Web Portals/ISP	5.3
Medical-Biomedical/Gene	4.5
Finance-Credit Card	4.5
Internet Content-Entertainment	3.9
Retail-Restaurants	2.8
Networking Products	2.7
Medical-Drugs	2.4
Electronic Forms	2.4
Computer Services	2.3
Transport-Rail	2.1
Aerospace/Defense	2.1
Data Processing/Management	2.1
Real Estate Investment Trusts	1.9
Diversified Manufacturing Operations	1.7
Semiconductor Equipment	1.6
Electronic Components-Semiconductors	1.5
Consumer Products-Misc.	1.4
Tobacco	1.4
Retail-Discount	1.3
E-Commerce/Services	1.3
Medical-Hospitals	1.2
Beverages-Non-alcoholic	1.2
Athletic Footwear	1.2
Auto/Truck Parts & Equipment-Original	1.1
Internet Application Software	1.1
Recreational Centers	1.1
Airlines	1.0
Insurance-Multi-line	1.0
Cable/Satellite TV	1.0
Retail-Auto Parts	1.0
Enterprise Software/Service	1.0
Diagnostic Kits	0.9
Commercial Services-Finance	0.9
Food-Misc./Diversified	0.9
Medical Instruments	0.8
Independent Power Producers	0.8
Medical-HMO	0.8
Food-Meat Products	0.8
Machinery-Farming	0.8
Chemicals-Diversified	0.7
Retail-Apparel/Shoe	0.7
Internet Telephone	0.6
Electric-Integrated	0.5
Pharmacy Services	0.5
Retail-Drug Store	0.5
Retail-Consumer Electronics	0.5
Diversified Banking Institutions	0.4
Engines-Internal Combustion	0.4
Finance-Investment Banker/Broker	0.4
Computers-Memory Devices	0.4
Non-Hazardous Waste Disposal	0.4
Medical-Wholesale Drug Distribution	0.3
Finance-Consumer Loans	0.3
Entertainment Software	0.3
Distribution/Wholesale	0.3
Building-Residential/Commercial	0.3
Computer Aided Design	0.3
Pipelines	0.2

Hotels/Motels	0.2%
Computer Data Security	0.2
U.S. Government Agencies	0.1

99.7%

*	Calculated as a percentage of net assets

312

SunAmerica Series Trust SA MFS Blue Chip Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.6%
Aerospace/Defense — 2.1%
Boeing Co.	42,589	$14,530,515
Spirit AeroSystems Holdings, Inc., Class A	9,336	717,378

		15,247,893

Airlines — 1.0%
Delta Air Lines, Inc.	119,838	7,314,912

Applications Software — 10.8%
Microsoft Corp.	427,310	58,229,534
salesforce.com, Inc.†	64,373	9,945,628
ServiceNow, Inc.†	34,533	9,579,109

		77,754,271

Athletic Footwear — 1.2%
NIKE, Inc., Class B	96,448	8,297,421

Auto/Truck Parts & Equipment-Original — 1.1%
Allison Transmission Holdings, Inc.	61,875	2,843,156
Lear Corp.	42,795	5,425,550

		8,268,706

Beverages-Non-alcoholic — 1.2%
PepsiCo, Inc.	69,788	8,919,604

Building-Residential/Commercial — 0.3%
Toll Brothers, Inc.	57,487	2,067,807

Cable/Satellite TV — 1.0%
Comcast Corp., Class A	162,877	7,031,400

Chemicals-Diversified — 0.7%
Eastman Chemical Co.	66,656	5,022,530

Commercial Services-Finance — 0.9%
FleetCor Technologies, Inc.†	12,767	3,627,998
Global Payments, Inc.	11,090	1,862,233
WEX, Inc.†	3,670	800,317

		6,290,548

Computer Aided Design — 0.3%
Cadence Design Systems, Inc.†	26,622	1,967,632

Computer Data Security — 0.2%
Zscaler, Inc.†	17,569	1,480,540

Computer Services — 2.3%
Accenture PLC, Class A	62,485	12,033,361
Leidos Holdings, Inc.	53,119	4,361,070

		16,394,431

Computers — 6.3%
Apple, Inc.	211,885	45,139,980

Computers-Memory Devices — 0.4%
Western Digital Corp.	50,948	2,745,588

Consumer Products-Misc. — 1.4%
Kimberly-Clark Corp.	72,457	9,828,792

Data Processing/Management — 2.1%
Fidelity National Information Services, Inc.	63,292	8,433,659
Fiserv, Inc.†	61,961	6,532,526

		14,966,185

Diagnostic Kits — 0.9%
IDEXX Laboratories, Inc.†	23,305	6,573,175

Security Description	Shares	Value (Note 2)
Distribution/Wholesale — 0.3%
HD Supply Holdings, Inc.†	54,720	$2,216,707

Diversified Banking Institutions — 0.4%
Citigroup, Inc.	43,228	3,076,104

Diversified Manufacturing Operations — 1.7%
Eaton Corp. PLC	18,538	1,523,638
Illinois Tool Works, Inc.	16,590	2,558,676
Ingersoll-Rand PLC	63,291	7,826,565

		11,908,879

E-Commerce/Products — 6.3%
Amazon.com, Inc.†	24,372	45,497,162

E-Commerce/Services — 1.3%
Booking Holdings, Inc.†	4,923	9,287,781

Electric-Integrated — 0.5%
AES Corp.	233,017	3,912,355

Electronic Components-Semiconductors — 1.5%
Broadcom, Inc.	18,237	5,288,548
Texas Instruments, Inc.	42,997	5,375,055

		10,663,603

Electronic Forms — 2.4%
Adobe, Inc.†	56,958	17,022,468

Engines-Internal Combustion — 0.4%
Cummins, Inc.	18,527	3,038,428

Enterprise Software/Service — 1.0%
Atlassian Corp. PLC, Class A†	13,482	1,889,098
Oracle Corp.	45,555	2,564,747
Paycom Software, Inc.†	9,931	2,390,888

		6,844,733

Entertainment Software — 0.3%
Electronic Arts, Inc.†	25,817	2,388,073

Finance-Consumer Loans — 0.3%
Synchrony Financial	68,753	2,466,858

Finance-Credit Card — 4.5%
Mastercard, Inc., Class A	79,810	21,729,869
Visa, Inc., Class A	60,546	10,777,188

		32,507,057

Finance-Investment Banker/Broker — 0.4%
TD Ameritrade Holding Corp.	55,130	2,817,143

Food-Meat Products — 0.8%
Tyson Foods, Inc., Class A	70,557	5,609,282

Food-Misc./Diversified — 0.9%
General Mills, Inc.	116,802	6,203,354

Hotels/Motels — 0.2%
Marriott International, Inc., Class A	10,734	1,492,670

Independent Power Producers — 0.8%
NRG Energy, Inc.	167,551	5,720,191

Insurance-Multi-line — 1.0%
MetLife, Inc.	146,896	7,259,600

Internet Application Software — 1.1%
Okta, Inc.†	61,456	8,040,288

Internet Content-Entertainment — 3.9%
Facebook, Inc., Class A†	143,727	27,916,095

Internet Telephone — 0.6%
RingCentral, Inc., Class A†	29,211	4,147,378

313

SunAmerica Series Trust SA MFS Blue Chip Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Machinery-Farming — 0.8%
AGCO Corp.	72,034	$5,546,618

Medical Instruments — 0.8%
Boston Scientific Corp.†	140,761	5,976,712

Medical-Biomedical/Gene — 4.5%
Amgen, Inc.	9,957	1,857,777
Biogen, Inc.†	33,242	7,905,612
Celgene Corp.†	44,175	4,057,915
Illumina, Inc.†	30,033	8,991,280
Incyte Corp.†	9,455	802,919
Regeneron Pharmaceuticals, Inc.†	5,326	1,623,152
Vertex Pharmaceuticals, Inc.†	44,395	7,397,095

		32,635,750

Medical-Drugs — 2.4%
Eli Lilly & Co.	105,492	11,493,354
Johnson & Johnson	43,160	5,620,295

		17,113,649

Medical-HMO — 0.8%
Molina Healthcare, Inc.†	5,231	694,572
UnitedHealth Group, Inc.	20,020	4,985,180

		5,679,752

Medical-Hospitals — 1.2%
HCA Healthcare, Inc.	66,984	8,943,034

Medical-Wholesale Drug Distribution — 0.3%
McKesson Corp.	18,197	2,528,473

Networking Products — 2.7%
Cisco Systems, Inc.	349,299	19,351,165

Non-Hazardous Waste Disposal — 0.4%
Waste Management, Inc.	22,035	2,578,095

Pharmacy Services — 0.5%
Cigna Corp.	21,606	3,671,292

Pipelines — 0.2%
Equitrans Midstream Corp.	99,778	1,655,317

Real Estate Investment Trusts — 1.9%
American Tower Corp.	38,667	8,182,711
Simon Property Group, Inc.	32,405	5,256,091

		13,438,802

Recreational Centers — 1.1%
Planet Fitness, Inc., Class A†	97,548	7,673,126

Retail-Apparel/Shoe — 0.7%
Lululemon Athletica, Inc.†	18,757	3,584,275
Ross Stores, Inc.	10,612	1,125,190

		4,709,465

Retail-Auto Parts — 1.0%
AutoZone, Inc.†	6,225	6,990,924

Retail-Consumer Electronics — 0.5%
Best Buy Co., Inc.	44,294	3,389,820

Retail-Discount — 1.3%
Costco Wholesale Corp.	28,252	7,787,099
Target Corp.	22,031	1,903,478

		9,690,577

Retail-Drug Store — 0.5%
Walgreens Boots Alliance, Inc.	62,559	3,408,840

Security Description	Shares/ Principal Amount	Value (Note 2)

Retail-Restaurants — 2.8%
Chipotle Mexican Grill, Inc.†	6,378	$5,073,890
Starbucks Corp.	160,734	15,219,903

		20,293,793

Semiconductor Equipment — 1.6%
Applied Materials, Inc.	186,854	9,224,982
Lam Research Corp.	10,089	2,104,666

		11,329,648

Tobacco — 1.4%
Altria Group, Inc.	48,790	2,296,545
Philip Morris International, Inc.	89,396	7,474,400

		9,770,945

Transport-Rail — 2.1%
Union Pacific Corp.	85,104	15,314,465

Web Portals/ISP — 5.3%
Alphabet, Inc., Class A†	13,912	16,947,598
Alphabet, Inc., Class C†	17,313	21,064,381

		38,011,979

Total Long-Term Investment Securities (cost $578,786,620)		715,049,865

SHORT-TERM INVESTMENT SECURITIES — 0.1%
U.S. Government Agencies — 0.1%
Federal Home Loan Bank Disc. Notes 2.18% due 08/01/2019 (cost $486,000)	$486,000	486,000

TOTAL INVESTMENTS (cost $579,272,620)(1)	99.7%	715,535,865
Other assets less liabilities	0.3	2,110,535

NET ASSETS	100.0%	$717,646,400

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

314

SunAmerica Series Trust SA MFS Blue Chip Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$715,049,865	$—	$—	$715,049,865
Short-Term Investment Securities	—	486,000	—	486,000

Total Investments at Value	$715,049,865	$486,000	$—	$715,535,865

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

315

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Port

PORTFOLIO PROFILE — July 31, 2019 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	6.5%
Computer Services	5.8
Finance-Credit Card	5.6
Web Portals/ISP	4.6
Medical-Drugs	4.5
Diagnostic Equipment	4.5
Retail-Discount	2.8
Applications Software	2.7
Real Estate Investment Trusts	2.6
Medical Instruments	2.5
Medical Products	2.4
Data Processing/Management	2.3
Beverages-Wine/Spirits	2.3
Cable/Satellite TV	2.0
Instruments-Controls	2.0
Chemicals-Diversified	1.9
Internet Content-Entertainment	1.6
Networking Products	1.6
Cosmetics & Toiletries	1.6
Electronic Components-Semiconductors	1.6
Retail-Restaurants	1.6
Coatings/Paint	1.6
Pipelines	1.5
Finance-Other Services	1.5
Transport-Rail	1.5
Food-Misc./Diversified	1.4
Oil-Field Services	1.4
Food-Dairy Products	1.4
Retail-Apparel/Shoe	1.4
Electronic Forms	1.4
Private Equity	1.4
Oil Companies-Exploration & Production	1.4
Aerospace/Defense-Equipment	1.3
Textile-Apparel	1.3
Retail-Gardening Products	1.3
Computers	1.2
Banks-Commercial	1.2
Entertainment Software	1.2
Insurance-Multi-line	1.2
Containers-Metal/Glass	1.1
Electric Products-Misc.	1.0
Semiconductor Components-Integrated Circuits	1.0
Athletic Footwear	1.0
Finance-Investment Banker/Broker	1.0
Electronic Measurement Instruments	1.0
Veterinary Diagnostics	1.0
Electronic Connectors	0.9
Medical-Wholesale Drug Distribution	0.9
Consumer Products-Misc.	0.9
Multimedia	0.7
Transport-Truck	0.6
Machinery-Pumps	0.5
Electric-Integrated	0.5
U.S. Government Agencies	0.1

99.8%

*	Calculated as a percentage of net assets

316

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Port

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.7%
Aerospace/Defense-Equipment — 1.3%
United Technologies Corp.	100,619	$13,442,698

Applications Software — 2.7%
Microsoft Corp.	135,526	18,468,128
salesforce.com, Inc.†	59,739	9,229,676

		27,697,804

Athletic Footwear — 1.0%
NIKE, Inc., Class B	119,353	10,267,939

Banks-Commercial — 1.2%
BB&T Corp.	239,675	12,350,453

Beverages-Wine/Spirits — 2.3%
Diageo PLC	260,404	10,865,272
Pernod Ricard SA	77,011	13,483,952

		24,349,224

Cable/Satellite TV — 2.0%
Comcast Corp., Class A	490,617	21,179,936

Chemicals-Diversified — 1.9%
DuPont de Nemours, Inc.	129,968	9,378,491
PPG Industries, Inc.	86,170	10,115,496

		19,493,987

Coatings/Paint — 1.6%
Sherwin-Williams Co.	31,554	16,188,464

Computer Services — 5.8%
Accenture PLC, Class A	107,344	20,672,307
Amdocs, Ltd.	195,929	12,537,497
Cognizant Technology Solutions Corp., Class A	242,833	15,818,142
DXC Technology Co.	204,956	11,430,396

		60,458,342

Computers — 1.2%
Apple, Inc.	58,055	12,368,037

Consumer Products-Misc. — 0.9%
Kimberly-Clark Corp.	65,774	8,922,243

Containers-Metal/Glass — 1.1%
Crown Holdings, Inc.†	183,114	11,721,127

Cosmetics & Toiletries — 1.6%
Colgate-Palmolive Co.	166,761	11,963,434
Estee Lauder Cos., Inc., Class A	26,312	4,846,407

		16,809,841

Data Processing/Management — 2.3%
Fidelity National Information Services, Inc.	182,886	24,369,560

Diagnostic Equipment — 4.5%
Danaher Corp.	161,174	22,644,947
Thermo Fisher Scientific, Inc.	84,817	23,551,985

		46,196,932

Diversified Banking Institutions — 6.5%
Bank of America Corp.	754,828	23,158,123
Goldman Sachs Group, Inc.	72,933	16,054,741
JPMorgan Chase & Co.	244,036	28,308,176

		67,521,040

Electric Products-Misc. — 1.0%
AMETEK, Inc.	121,698	10,905,358

Security Description	Shares	Value (Note 2)
Electric-Integrated — 0.5%
American Electric Power Co., Inc.	61,543	$5,404,091

Electronic Components-Semiconductors — 1.6%
Texas Instruments, Inc.	130,887	16,362,184

Electronic Connectors — 0.9%
TE Connectivity, Ltd.	101,375	9,367,050

Electronic Forms — 1.4%
Adobe, Inc.†	48,818	14,589,747

Electronic Measurement Instruments — 1.0%
Fortive Corp.	132,108	10,046,813

Entertainment Software — 1.2%
Electronic Arts, Inc.†	131,527	12,166,248

Finance-Credit Card — 5.6%
Mastercard, Inc., Class A	97,066	26,428,160
Visa, Inc., Class A	176,254	31,373,212

		57,801,372

Finance-Investment Banker/Broker — 1.0%
TD Ameritrade Holding Corp.	198,833	10,160,366

Finance-Other Services — 1.5%
Nasdaq, Inc.	160,890	15,504,969

Food-Dairy Products — 1.4%
Danone SA	169,918	14,731,825

Food-Misc./Diversified — 1.4%
Mondelez International, Inc., Class A	280,806	15,020,313

Instruments-Controls — 2.0%
Honeywell International, Inc.	117,733	20,304,233

Insurance-Multi-line — 1.2%
Chubb, Ltd.	78,955	12,067,482

Internet Content-Entertainment — 1.6%
Facebook, Inc., Class A†	87,822	17,057,667

Machinery-Pumps — 0.5%
Flowserve Corp.	112,970	5,651,889

Medical Instruments — 2.5%
Medtronic PLC	257,188	26,217,745

Medical Products — 2.4%
Abbott Laboratories	131,473	11,451,299
Becton Dickinson and Co.	54,554	13,791,251

		25,242,550

Medical-Drugs — 4.5%
Eli Lilly & Co.	118,258	12,884,209
Johnson & Johnson	183,989	23,959,048
Zoetis, Inc.	85,410	9,812,755

		46,656,012

Medical-Wholesale Drug Distribution — 0.9%
McKesson Corp.	67,260	9,345,777

Multimedia — 0.7%
Walt Disney Co.	49,193	7,035,091

Networking Products — 1.6%
Cisco Systems, Inc.	307,045	17,010,293

Oil Companies-Exploration & Production — 1.4%
EOG Resources, Inc.	167,324	14,364,765

Oil-Field Services — 1.4%
Core Laboratories NV	87,666	4,398,203

317

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Port

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
Oil-Field Services (continued)
Schlumberger, Ltd.	263,857	$10,546,365

		14,944,568

Pipelines — 1.5%
Enterprise Products Partners LP	532,696	16,039,477

Private Equity — 1.4%
Blackstone Group, Inc., Class A	300,145	14,400,957

Real Estate Investment Trusts — 2.6%
American Tower Corp.	127,613	27,005,463

Retail-Apparel/Shoe — 1.4%
Ross Stores, Inc.	138,596	14,695,334

Retail-Discount — 2.8%
Costco Wholesale Corp.	42,601	11,742,114
Dollar General Corp.	71,820	9,625,316
Dollar Tree, Inc.†	74,199	7,549,748

		28,917,178

Retail-Gardening Products — 1.3%
Tractor Supply Co.	120,262	13,085,708

Retail-Restaurants — 1.6%
Starbucks Corp.	172,325	16,317,454

Semiconductor Components-Integrated Circuits — 1.0%
Analog Devices, Inc.	88,579	10,404,489

Textile-Apparel — 1.3%
LVMH Moet Hennessy Louis Vuitton SE	31,833	13,162,735

Security Description	Shares/ Principal Amount	Value (Note 2)
Transport-Rail — 1.5%
Canadian National Railway Co.	159,573	$15,097,202

Transport-Truck — 0.6%
Old Dominion Freight Line, Inc.	34,527	5,765,318

Veterinary Diagnostics — 1.0%
Elanco Animal Health, Inc.†	303,695	10,009,787

Web Portals/ISP — 4.6%
Alphabet, Inc., Class A†	27,974	34,077,927
Alphabet, Inc., Class C†	11,143	13,557,465

		47,635,392

Total Long-Term Investment Securities (cost $710,103,650)		1,033,832,529

SHORT-TERM INVESTMENT SECURITIES — 0.1%
U.S. Government Agencies — 0.1%
Federal Home Loan Bank Disc. Notes 2.18% due 08/01/2019 (cost $1,056,000)	$1,056,000	1,056,000

TOTAL INVESTMENTS (cost $711,159,650)(1)	99.8%	1,034,888,529
Other assets less liabilities	0.2	2,448,783

NET ASSETS	100.0%	$1,037,337,312

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$981,588,745	$52,243,784	**	$—	$1,033,832,529
Short-Term Investment Securities	—	1,056,000		—	1,056,000

Total Investments at Value	$981,588,745	$53,299,784		$—	$1,034,888,529

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

318

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO PROFILE — July 31, 2019 — (unaudited)

Industry Allocation*

United States Treasury Notes	8.2%
Diversified Banking Institutions	6.6
Federal National Mtg. Assoc.	4.7
Federal Home Loan Mtg. Corp.	4.3
United States Treasury Bonds	4.0
Medical-Drugs	4.0
Diversified Financial Services	3.5
Government National Mtg. Assoc.	2.9
Electric-Integrated	2.9
Banks-Super Regional	2.2
Diversified Manufacturing Operations	2.0
Diagnostic Equipment	2.0
Cable/Satellite TV	1.9
Insurance-Multi-line	1.8
Computer Services	1.6
Real Estate Investment Trusts	1.5
Pipelines	1.5
Oil Companies-Integrated	1.5
Food-Misc./Diversified	1.3
Electronic Components-Semiconductors	1.3
Applications Software	1.3
Medical Products	1.3
Transport-Rail	1.3
Insurance Brokers	1.2
Tobacco	1.1
Chemicals-Diversified	1.1
Auto/Truck Parts & Equipment-Original	1.0
Aerospace/Defense-Equipment	1.0
Data Processing/Management	1.0
Medical Instruments	0.9
Instruments-Controls	0.9
Investment Management/Advisor Services	0.9
Aerospace/Defense	0.8
Building Products-Air & Heating	0.8
Oil Companies-Exploration & Production	0.8
Insurance-Property/Casualty	0.8
Banks-Fiduciary	0.7
Semiconductor Components-Integrated Circuits	0.7
Computers	0.7
Networking Products	0.7
Commercial Services-Finance	0.7
Coatings/Paint	0.7
Medical-Hospitals	0.6
Electronic Forms	0.6
Retail-Restaurants	0.6
Finance-Credit Card	0.6
E-Commerce/Products	0.6
Oil Refining & Marketing	0.6
Banks-Commercial	0.6
Retail-Discount	0.6
Telephone-Integrated	0.6
Beverages-Wine/Spirits	0.5
Pharmacy Services	0.5
Machinery-Farming	0.5
Insurance-Life/Health	0.4
Consumer Products-Misc.	0.4
Finance-Other Services	0.4
Medical-Wholesale Drug Distribution	0.4
U.S. Government Agencies	0.4
Soap & Cleaning Preparation	0.4
Electric-Distribution	0.3
Brewery	0.3

Finance-Leasing Companies	0.3%
Tools-Hand Held	0.3
Metal-Diversified	0.3
Web Portals/ISP	0.3
Oil-Field Services	0.3
Finance-Investment Banker/Broker	0.3
Machinery-Electrical	0.3
Private Equity	0.3
Food-Confectionery	0.3
Appliances	0.2
Uniform Mtg. Backed Securities	0.2
Beverages-Non-alcoholic	0.2
Agricultural Operations	0.2
Investment Companies	0.2
Advertising Agencies	0.2
Municipal Bonds & Notes	0.2
Veterinary Diagnostics	0.2
Enterprise Software/Service	0.2
Hotels/Motels	0.2
Semiconductor Equipment	0.2
Athletic Footwear	0.2
Retail-Consumer Electronics	0.2
Retail-Drug Store	0.2
E-Commerce/Services	0.2
Textile-Apparel	0.2
Airlines	0.2
Transport-Services	0.2
Rental Auto/Equipment	0.1
Food-Retail	0.1
Machinery-General Industrial	0.1
Electric-Transmission	0.1
Computer Data Security	0.1
Entertainment Software	0.1
Medical Labs & Testing Services	0.1
Containers-Metal/Glass	0.1
Engines-Internal Combustion	0.1
Retail-Gardening Products	0.1
Food-Meat Products	0.1
Broadcast Services/Program	0.1
Banks-Money Center	0.1
Auto-Cars/Light Trucks	0.1
Food-Wholesale/Distribution	0.1
Apparel Manufacturers	0.1
Food-Catering	0.1
Finance-Consumer Loans	0.1
Cosmetics & Toiletries	0.1
Medical-Biomedical/Gene	0.1
Building Products-Cement	0.1
Building Products-Wood	0.1
Computers-Memory Devices	0.1
Paper & Related Products	0.1
Insurance-Mutual	0.1
Retail-Building Products	0.1
Agricultural Biotech	0.1
Non-Hazardous Waste Disposal	0.1
Consulting Services	0.1
Printing-Commercial	0.1
Power Converter/Supply Equipment	0.1
Medical-Generic Drugs	0.1

99.5%

*	Calculated as a percentage of net assets

319

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 60.4%
Advertising Agencies — 0.2%
Omnicom Group, Inc.	13,586	$1,089,869

Aerospace/Defense — 0.8%
Lockheed Martin Corp.	5,526	2,001,352
Northrop Grumman Corp.	6,348	2,193,678

		4,195,030

Aerospace/Defense-Equipment — 0.8%
L3Harris Technologies, Inc.	3,942	818,359
United Technologies Corp.	22,867	3,055,031

		3,873,390

Agricultural Biotech — 0.1%
Corteva, Inc.	10,378	306,151

Agricultural Operations — 0.2%
Archer-Daniels-Midland Co.	29,023	1,192,265

Airlines — 0.2%
Delta Air Lines, Inc.	13,368	815,983

Apparel Manufacturers — 0.0%
Hanesbrands, Inc.	11,047	177,746

Appliances — 0.2%
Whirlpool Corp.	8,491	1,235,271

Applications Software — 1.2%
Microsoft Corp.	44,083	6,007,190

Athletic Footwear — 0.2%
NIKE, Inc., Class B	10,656	916,736

Auto/Truck Parts & Equipment-Original — 0.9%
Allison Transmission Holdings, Inc.	3,916	179,940
Aptiv PLC	17,361	1,521,692
Lear Corp.	16,881	2,140,173
Magna International, Inc.	10,321	520,507

		4,362,312

Banks-Commercial — 0.4%
BB&T Corp.	29,420	1,516,013
Intesa Sanpaolo SpA	179,868	388,701

		1,904,714

Banks-Fiduciary — 0.7%
Bank of New York Mellon Corp.	49,400	2,317,848
State Street Corp.	24,415	1,418,267

		3,736,115

Banks-Super Regional — 2.1%
PNC Financial Services Group, Inc.	19,428	2,776,261
SunTrust Banks, Inc.	8,909	593,339
US Bancorp	64,854	3,706,406
Wells Fargo & Co.	66,901	3,238,678

		10,314,684

Beverages-Non-alcoholic — 0.2%
Coca-Cola European Partners PLC	11,614	642,022
PepsiCo, Inc.	4,347	555,590

		1,197,612

Beverages-Wine/Spirits — 0.4%
Diageo PLC	52,474	2,189,461

Brewery — 0.2%
Molson Coors Brewing Co., Class B	22,048	1,190,372

Security Description	Shares	Value (Note 2)
Building Products-Air & Heating — 0.8%
Johnson Controls International PLC	96,706	$4,104,203

Cable/Satellite TV — 1.6%
Comcast Corp., Class A	187,230	8,082,719

Chemicals-Diversified — 1.1%
Celanese Corp.	8,201	919,906
DuPont de Nemours, Inc.	10,378	748,877
PPG Industries, Inc.	32,306	3,792,401

		5,461,184

Chemicals-Specialty — 0.0%
Methanex Corp.	4,280	168,247

Coatings/Paint — 0.6%
Axalta Coating Systems, Ltd.†	27,794	823,536
Sherwin-Williams Co.	4,041	2,073,195

		2,896,731

Commercial Services-Finance — 0.5%
Equifax, Inc.	10,642	1,480,196
Moody’s Corp.	4,326	927,235

		2,407,431

Computer Data Security — 0.1%
Check Point Software Technologies, Ltd.†	5,460	611,247

Computer Services — 1.6%
Accenture PLC, Class A	24,581	4,733,809
Amdocs, Ltd.	19,135	1,224,449
Cognizant Technology Solutions Corp., Class A	6,917	450,573
DXC Technology Co.	25,912	1,445,112

		7,853,943

Computers — 0.4%
Apple, Inc.	8,621	1,836,618

Computers-Memory Devices — 0.1%
Seagate Technology PLC	8,025	371,638

Consumer Products-Misc. — 0.4%
Kimberly-Clark Corp.	16,076	2,180,709

Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.†	9,233	591,004

Cosmetics & Toiletries — 0.1%
Colgate-Palmolive Co.	3,001	215,292
Procter & Gamble Co.	1,961	231,476

		446,768

Data Processing/Management — 0.8%
Fidelity National Information Services, Inc.	17,442	2,324,120
Fiserv, Inc.†	14,560	1,535,061

		3,859,181

Diagnostic Equipment — 1.7%
Danaher Corp.	34,965	4,912,583
Thermo Fisher Scientific, Inc.	12,462	3,460,448

		8,373,031

Distribution/Wholesale — 0.0%
HD Supply Holdings, Inc.†	5,052	204,657

Diversified Banking Institutions — 5.0%
Bank of America Corp.	150,867	4,628,599
BNP Paribas SA	5,307	246,602

320

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc.	81,594	$5,806,229
Goldman Sachs Group, Inc.	14,770	3,251,320
JPMorgan Chase & Co.	82,920	9,618,720
Morgan Stanley	32,104	1,430,554
Sumitomo Mitsui Financial Group, Inc.	6,500	227,602

		25,209,626

Diversified Manufacturing Operations — 2.0%
3M Co.	9,936	1,736,018
Eaton Corp. PLC	48,877	4,017,201
Illinois Tool Works, Inc.	19,235	2,966,614
Ingersoll-Rand PLC	8,693	1,074,976

		9,794,809

E-Commerce/Products — 0.6%
Amazon.com, Inc.†	1,565	2,921,511

Electric-Distribution — 0.2%
Sempra Energy	5,937	804,048

Electric-Integrated — 2.2%
Duke Energy Corp.	30,198	2,618,770
Exelon Corp.	54,410	2,451,715
FirstEnergy Corp.	29,905	1,314,923
Public Service Enterprise Group, Inc.	14,526	830,161
Southern Co.	44,238	2,486,176
SSE PLC	14,382	192,066
WEC Energy Group, Inc.	7,782	665,050
Xcel Energy, Inc.	8,437	502,929

		11,061,790

Electronic Components-Semiconductors — 1.1%
Intel Corp.	18,515	935,933
Marvell Technology Group, Ltd.	27,272	716,163
Samsung Electronics Co., Ltd. (Preference Shares)	9,892	308,172
Texas Instruments, Inc.	28,788	3,598,788

		5,559,056

Electronic Forms — 0.6%
Adobe, Inc.†	10,485	3,133,547

Engines-Internal Combustion — 0.1%
Cummins, Inc.	3,597	589,908

Enterprise Software/Service — 0.2%
Oracle Corp.	17,940	1,010,022

Entertainment Software — 0.1%
Electronic Arts, Inc.†	6,497	600,972

Finance-Consumer Loans — 0.1%
Synchrony Financial	12,634	453,308

Finance-Credit Card — 0.4%
American Express Co.	6,691	832,160
Visa, Inc., Class A	5,800	1,032,400

		1,864,560

Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp.	11,665	504,161

Finance-Leasing Companies — 0.2%
ORIX Corp.	73,900	1,056,610

Finance-Other Services — 0.2%
Nasdaq, Inc.	12,251	1,180,629

Security Description	Shares	Value (Note 2)
Food-Catering — 0.1%
Aramark	13,063	$472,750

Food-Confectionery — 0.3%
J.M. Smucker Co.	11,123	1,236,766

Food-Meat Products — 0.1%
Tyson Foods, Inc., Class A	7,209	573,116

Food-Misc./Diversified — 1.3%
Danone SA	12,660	1,097,617
General Mills, Inc.	26,184	1,390,632
Ingredion, Inc.	9,053	699,707
Mondelez International, Inc., Class A	12,676	678,039
Nestle SA	26,379	2,799,273

		6,665,268

Food-Retail — 0.1%
Kroger Co.	29,715	628,769

Food-Wholesale/Distribution — 0.1%
US Foods Holding Corp.†	14,471	511,839

Hotels/Motels — 0.1%
Marriott International, Inc., Class A	3,849	535,242

Instruments-Controls — 0.9%
Honeywell International, Inc.	27,510	4,744,375

Insurance Brokers — 1.0%
Aon PLC	21,671	4,101,237
Marsh & McLennan Cos., Inc.	7,221	713,435

		4,814,672

Insurance-Life/Health — 0.4%
Prudential Financial, Inc.	21,826	2,211,192

Insurance-Multi-line — 1.8%
Chubb, Ltd.	27,006	4,127,597
MetLife, Inc.	73,717	3,643,094
Zurich Insurance Group AG	3,878	1,348,759

		9,119,450

Insurance-Property/Casualty — 0.7%
Samsung Fire & Marine Insurance Co., Ltd.	1,112	245,995
Travelers Cos., Inc.	20,598	3,020,079

		3,266,074

Investment Management/Advisor Services — 0.8%
BlackRock, Inc.	3,968	1,855,754
Invesco, Ltd.	56,042	1,075,446
T. Rowe Price Group, Inc.	11,082	1,256,588

		4,187,788

Machinery-Electrical — 0.3%
Hitachi, Ltd.	31,800	1,131,093
Regal Beloit Corp.	3,146	250,484

		1,381,577

Machinery-Farming — 0.4%
AGCO Corp.	19,015	1,464,155
Deere & Co.	4,313	714,448

		2,178,603

Medical Instruments — 0.9%
Medtronic PLC	45,147	4,602,285

321

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical Products — 0.9%
Abbott Laboratories	39,677	$3,455,867
Zimmer Biomet Holdings, Inc.	6,895	931,721

		4,387,588

Medical-Biomedical/Gene — 0.1%
Biogen, Inc.†	1,841	437,827

Medical-Drugs — 4.0%
Bayer AG	15,095	980,439
Bristol-Myers Squibb Co.	36,805	1,634,510
Eli Lilly & Co.	22,325	2,432,309
Johnson & Johnson	45,537	5,929,828
Merck & Co., Inc.	13,831	1,147,835
Novartis AG	2,649	242,911
Pfizer, Inc.	153,522	5,962,795
Roche Holding AG	5,981	1,601,440

		19,932,067

Medical-Generic Drugs — 0.1%
Mylan NV†	12,614	263,633

Medical-Hospitals — 0.5%
HCA Healthcare, Inc.	20,372	2,719,866

Medical-Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp.	8,294	722,822
McKesson Corp.	8,980	1,247,771

		1,970,593

Metal-Diversified — 0.2%
Rio Tinto PLC	21,325	1,210,857

Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	3,116	111,490

Networking Products — 0.7%
Cisco Systems, Inc.	62,142	3,442,667

Oil Companies-Exploration & Production — 0.8%
Anadarko Petroleum Corp.	4,118	303,332
EOG Resources, Inc.	15,615	1,340,548
Hess Corp.	11,330	734,637
Noble Energy, Inc.	17,253	380,946
Occidental Petroleum Corp.	5,638	289,568
Pioneer Natural Resources Co.	5,232	722,225

		3,771,256

Oil Companies-Integrated — 1.3%
BP PLC	209,061	1,378,719
Chevron Corp.	15,768	1,941,199
Eni SpA	75,935	1,188,757
Exxon Mobil Corp.	24,983	1,857,736

		6,366,411

Oil Refining & Marketing — 0.3%
Marathon Petroleum Corp.	11,259	634,895
Phillips 66	6,941	711,869

		1,346,764

Oil-Field Services — 0.3%
Schlumberger, Ltd.	35,638	1,424,451

Pharmacy Services — 0.5%
Cigna Corp.	15,924	2,705,806

Pipelines — 0.9%
Enterprise Products Partners LP	65,355	1,967,839
EQT Midstream Partners LP	15,595	600,564

Security Description	Shares	Value (Note 2)
Pipelines (continued)
Equitrans Midstream Corp.	59,542	$987,802
MPLX LP	13,344	391,646
Plains GP Holdings LP, Class A	29,526	713,348

		4,661,199

Power Converter/Supply Equipment — 0.1%
Schneider Electric SE	3,206	276,027

Printing-Commercial — 0.1%
Transcontinental, Inc., Class A	24,187	278,193

Private Equity — 0.3%
Blackstone Group, Inc., Class A	25,838	1,239,707

Real Estate Investment Trusts — 1.2%
EPR Properties	15,539	1,156,568
Medical Properties Trust, Inc.	118,163	2,067,852
Public Storage	1,743	423,131
Simon Property Group, Inc.	4,381	710,598
STORE Capital Corp.	52,987	1,812,685

		6,170,834

Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.	22,356	217,077

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	4,927	377,063

Retail-Discount — 0.5%
Dollar Tree, Inc.†	6,208	631,664
Target Corp.	22,058	1,905,811

		2,537,475

Retail-Drug Store — 0.2%
Walgreens Boots Alliance, Inc.	16,444	896,034

Retail-Gardening Products — 0.1%
Tractor Supply Co.	5,315	578,325

Retail-Restaurants — 0.6%
Chipotle Mexican Grill, Inc.†	846	673,018
Starbucks Corp.	25,156	2,382,022

		3,055,040

Semiconductor Components-Integrated Circuits — 0.7%
Analog Devices, Inc.	7,116	835,845
Maxim Integrated Products, Inc.	13,604	805,221
NXP Semiconductors NV	1,156	119,519
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	43,610	1,859,094

		3,619,679

Semiconductor Equipment — 0.2%
Applied Materials, Inc.	18,720	924,206

Soap & Cleaning Preparation — 0.2%
Reckitt Benckiser Group PLC	11,122	862,335

Telephone-Integrated — 0.4%
Verizon Communications, Inc.	33,383	1,845,078

Textile-Apparel — 0.2%
LVMH Moet Hennessy Louis Vuitton SE	2,029	838,978

Tobacco — 1.1%
Altria Group, Inc.	10,310	485,292
British American Tobacco PLC	20,138	718,590
Japan Tobacco, Inc.	37,400	830,238
Philip Morris International, Inc.	44,119	3,688,790

		5,722,910

322

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
Tools-Hand Held — 0.3%
Stanley Black & Decker, Inc.	11,296	$1,667,177

Transport-Rail — 1.3%
Canadian National Railway Co.	6,763	639,847
Union Pacific Corp.	32,301	5,812,565

		6,452,412

Transport-Services — 0.2%
United Parcel Service, Inc., Class B	6,747	806,064

Veterinary Diagnostics — 0.2%
Elanco Animal Health, Inc.†	32,092	1,057,752

Web Portals/ISP — 0.3%
Alphabet, Inc., Class A†	1,208	1,471,586

Total Common Stocks (cost $224,670,587)		302,674,962

CONVERTIBLE PREFERRED SECURITIES — 0.3%
Diagnostic Equipment — 0.1%
Danaher Corp. 4.75%	263	298,479

Electric-Distribution — 0.1%
CenterPoint Energy, Inc 7.00%.	21,930	1,120,842

Electric-Integrated — 0.1%
NextEra Energy, Inc. 6.12%	4,241	280,203

Total Convertible Preferred Securities (cost $1,639,024)		1,699,524

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.1%
Banks-Money Center — 0.1%
BBVA Bancomer SA 6.75% due 09/30/2022* (cost $545,545)	$510,000	549,525

ASSET BACKED SECURITIES — 3.5%
Diversified Financial Services — 3.5%
ALM V, Ltd. FRS Series 2012-5A, Class A2R3 3.55% (3 ML+1.25%) due 10/18/2027*(1)	514,000	509,344
ALM VII, Ltd. FRS Series 2013-7R2A, Class A1B2 3.70% (3 ML+1.40%) due 10/15/2027*(1)	890,000	882,488
American Tower Trust I Series 13, Class 2A 3.07% due 03/15/2048*	630,000	635,355
AREIT Trust FRS Series 2018-CRE2, Class A 3.31% (1 ML+0.98%) due 11/14/2035*(2)	748,351	748,351
Avis Budget Rental Car Funding AESOP LLC Series 2019-1A, Class A 3.45% due 03/20/2023*	770,000	786,482
Bancorp Commercial Mtg. Trust FRS Series 2018-CRE4, Class A 3.23% (1 ML+0.90%) due 09/15/2035*(2)	625,625	625,626

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
BANK Series 2019-BN17, Class A4 3.71% due 04/15/2052(2)	$557,000	$600,551
Bayview Financial Revolving Mtg. Loan Trust FRS Series 2005-E, Class M1 3.84% (1 ML+1.60%) due 12/28/2040*	229,825	224,434
BDS, Ltd. FRS Series 2019-FL4, Class A 3.50% (1 ML + 1.10%) due 08/15/2036*	494,000	493,799
BDS, Ltd. FRS Series 2018-FL2, Class B 3.71% (1 ML+1.14%) due 08/15/2035*(2)	843,000	843,527
Chesapeake Funding II LLC Series 2018-1A, Class A1 3.04% due 04/15/2030*	255,676	257,496
Chesapeake Funding II LLC FRS Series 2016-2A, Class A2 3.33% (3 ML+1.00%) due 06/15/2028*	104,090	104,225
COMM Mtg. Trust Series 2015-LC21, Class A4 3.71% due 07/10/2048(2)	821,121	872,086
CSAIL Commercial Mtg. Trust Series 2015-C2, Class A4 3.50% due 06/15/2057(2)	467,518	490,019
Cutwater, Ltd. FRS Series 2015-1A, Class AR 3.52% (3 ML+1.22%) due 01/15/2029*(1)	890,000	890,009
Dryden 55 CLO, Ltd. FRS Series 2018-55A, Class A1 3.32% (3 ML+1.02%) due 04/15/2031*(1)	882,000	874,991
Dryden Senior Loan Fund FRS Series 2013-26A, Class AR 3.20% (3 ML+0.90%) due 04/15/2029*(1)	412,000	408,496
Figueroa CLO, Ltd. FRS Series 2014-1A, Class BR 3.80% (3 ML+1.50%) due 01/15/2027*(1)	270,000	269,218
Ford Credit Auto Owner Trust Series 2014-2, Class A 2.31% due 04/15/2026*	268,000	267,926
FORT CRE LLC FRS Series 2018-1A, Class A1 3.48% (1 ML+1.35%) due 10/21/2023*	325,000	324,999
GMAC Mtg. Corp. Loan Trust VRS Series 2006-HE3, Class A3 5.81% due 10/25/2036(3)	64,688	68,290
GS Mtg. Securities Corp. II Series 2015-GC30, Class A4 3.38% due 05/10/2050(2)	879,375	919,714
JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(2)	635,131	657,909

323

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
JPMBB Commercial Mtg. Securities Trust Series 2014-C26, Class A4 3.49% due 01/15/2048(2)	$1,010,000	$1,057,609
KREF, Ltd. FRS Series 2018-FL1, Class A 3.41% (1 ML+1.10%) due 06/15/2036*	433,500	434,042
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34, Class A4 3.54% due 11/15/2052(2)	324,355	342,974
Morgan Stanley Capital I Trust Series 2017-H1, Class A5 3.53% due 06/15/2050(2)	294,880	312,057
Mountain Hawk III CLO, Ltd. FRS Series 2014-3A, Class BR 4.10% (3 ML+1.80%) due 04/18/2025*(1)	905,390	904,952
Navistar Financial Dealer Note Master Owner Trust II FRS Series 2018-1, Class A 2.90% (1 ML+0.63%) due 09/25/2023*	528,000	528,977
Neuberger Berman CLO XX, Ltd. FRS Series 2015-20A, Class AR 3.10% (3 ML+0.80%) due 01/15/2028*(1)	385,000	383,134
Residential Funding Mtg. Securities II, Inc. VRS Series 2005-HS2, Class AI3 5.32% due 12/25/2035(3)	110,670	108,357
Wells Fargo Commercial Mtg. Trust Series 2015-C28, Class A4 3.54% due 05/15/2048(2)	893,749	942,217

Total Asset Backed Securities (cost $17,625,174)		17,769,654

U.S. CORPORATE BONDS & NOTES — 8.8%
Aerospace/Defense-Equipment — 0.2%
L3Harris Technologies, Inc. Senior Notes 3.85% due 06/15/2023*	537,000	561,297
United Technologies Corp. Senior Notes 4.13% due 11/16/2028	350,000	386,781

		948,078

Apparel Manufacturers — 0.1%
Coach, Inc. Senior Notes 4.13% due 07/15/2027	292,000	297,038

Applications Software — 0.1%
Microsoft Corp. Senior Notes 4.25% due 02/06/2047	458,000	540,263

Auto-Cars/Light Trucks — 0.1%
General Motors Co. Senior Notes 5.15% due 04/01/2038	35,000	35,189
General Motors Co. Senior Notes 6.75% due 04/01/2046	234,000	268,371

Security Description	Principal Amount	Value (Note 2)
Auto-Cars/Light Trucks (continued)
General Motors Financial Co., Inc. Company Guar. Notes 4.35% due 04/09/2025	$220,000	$227,714

		531,274

Auto/Truck Parts & Equipment-Original — 0.1%
Lear Corp. Senior Notes 3.80% due 09/15/2027	500,000	495,872
Lear Corp. Senior Notes 4.25% due 05/15/2029	300,000	305,595

		801,467

Banks-Super Regional — 0.1%
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	342,000	358,340

Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 3.50% due 05/09/2027	665,000	686,886

Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.00% due 11/15/2039	464,000	703,171

Broadcast Services/Program — 0.1%
Fox Corp. Senior Notes 4.03% due 01/25/2024*	526,000	557,020

Building Products-Cement — 0.1%
CRH America Finance, Inc. Company Guar. Notes 4.50% due 04/04/2048*	223,000	225,133
Martin Marietta Materials, Inc. Senior Notes 3.50% due 12/15/2027	182,000	182,704

		407,837

Building Products-Wood — 0.1%
Masco Corp. Senior Notes 4.38% due 04/01/2026	381,000	403,927

Cable/Satellite TV — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	449,000	484,108
Time Warner Entertainment Co. LP Senior Sec. Notes 8.38% due 07/15/2033	700,000	959,440

		1,443,548

Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.90% due 08/08/2029	209,000	211,527

Coatings/Paint — 0.1%
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	250,000	267,929

324

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Computers — 0.3%
Apple, Inc. Senior Notes 2.85% due 02/23/2023	$740,000	$757,126
Apple, Inc. Senior Notes 3.35% due 02/09/2027	250,000	263,108
Apple, Inc. Senior Notes 3.85% due 05/04/2043	228,000	243,597
Dell International LLC/EMC Corp. Senior Sec. Notes 4.90% due 10/01/2026*	369,000	386,109

		1,649,940

Consulting Services — 0.1%
Verisk Analytics, Inc. Senior Notes 4.13% due 03/15/2029	272,000	294,734

Data Processing/Management — 0.2%
Fidelity National Information Services, Inc. Senior Notes 4.50% due 08/15/2046	131,000	141,896
Fidelity National Information Services, Inc. Senior Notes 4.75% due 05/15/2048	312,000	353,754
Fiserv, Inc. Senior Notes 4.40% due 07/01/2049	331,000	352,833

		848,483

Diagnostic Equipment — 0.2%
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	527,000	533,035
Thermo Fisher Scientific, Inc. Senior Notes 3.20% due 08/15/2027	553,000	567,366

		1,100,401

Diversified Banking Institutions — 1.5%
Bank of America Corp. Senior Notes 3.00% due 12/20/2023	334,000	338,634
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	363,000	373,372
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	357,000	372,918
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	800,000	848,991
Bank of America Corp. Senior Notes 4.13% due 01/22/2024	898,000	958,532
Goldman Sachs Group, Inc. Senior Notes 3.85% due 01/26/2027	325,000	340,985
JPMorgan Chase & Co. Senior Notes 3.20% due 01/25/2023	1,084,000	1,112,181

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 3.78% due 02/01/2028	$1,137,000	$1,208,315
JPMorgan Chase & Co. Senior Notes 3.90% due 01/23/2049	246,000	262,020
Morgan Stanley Senior Notes 3.13% due 01/23/2023	74,000	75,381
Morgan Stanley Senior Notes 3.63% due 01/20/2027	1,047,000	1,094,129
Morgan Stanley Senior Notes 3.88% due 04/29/2024	338,000	357,019
Morgan Stanley Senior Notes 4.00% due 07/23/2025	248,000	264,334

		7,606,811

E-Commerce/Services — 0.2%
Priceline Group, Inc. Senior Notes 2.75% due 03/15/2023	855,000	865,149

Electric-Integrated — 0.5%
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	82,000	81,160
Exelon Corp. Senior Notes 3.40% due 04/15/2026	707,000	732,418
Jersey Central Power & Light Co. Senior Notes 4.30% due 01/15/2026*	300,000	324,455
Midamerican Energy Holdings Co. Senior Notes 3.75% due 11/15/2023	410,000	431,502
PPL Capital Funding, Inc. Company Guar. Notes 3.40% due 06/01/2023	530,000	542,850
PPL Capital Funding, Inc. Company Guar. Notes 5.00% due 03/15/2044	180,000	203,547

		2,315,932

Electric-Transmission — 0.1%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	495,000	615,702

Electronic Components-Semiconductors — 0.2%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.50% due 01/15/2028	618,000	580,620
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	220,000	215,203
Broadcom, Inc. Company Guar. Notes 4.25% due 04/15/2026*	315,000	317,406

		1,113,229

325

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Credit Card — 0.2%
Capital One Financial Corp. Senior Notes 3.75% due 03/09/2027	$515,000	$535,036
Visa, Inc. Senior Notes 3.15% due 12/14/2025	617,000	643,881

		1,178,917

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp. Senior Notes 3.20% due 01/25/2028	275,000	284,163
E*TRADE Financial Corp. Senior Notes 2.95% due 08/24/2022	155,000	156,122
E*TRADE Financial Corp. Senior Notes 3.80% due 08/24/2027	214,000	219,068
E*TRADE Financial Corp. Senior Notes 4.50% due 06/20/2028	220,000	235,571

		894,924

Finance-Other Services — 0.2%
Intercontinental Exchange, Inc. Company Guar. Notes 2.35% due 09/15/2022	304,000	304,898
Intercontinental Exchange, Inc. Company Guar. Notes 4.00% due 10/15/2023	519,000	551,011

		855,909

Food-Misc./Diversified — 0.0%
Conagra Brands, Inc. Senior Notes 5.30% due 11/01/2038	51,000	56,695
Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048	101,000	113,315

		170,010

Gas-Distribution — 0.0%
NiSource, Inc. Senior Notes 5.65% due 02/01/2045	110,000	136,534

Hotels/Motels — 0.1%
Marriott International, Inc. Senior Notes 4.00% due 04/15/2028	427,000	450,772

Insurance Brokers — 0.2%
Aon Corp. Company Guar. Notes 3.75% due 05/02/2029	342,000	359,087
Marsh & McLennan Cos., Inc. Senior Notes 4.75% due 03/15/2039	188,000	219,678
Marsh & McLennan Cos., Inc. Senior Notes 4.80% due 07/15/2021	570,000	591,322

		1,170,087

Security Description	Principal Amount	Value (Note 2)
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	$297,000	$333,110

Insurance-Property/Casualty — 0.1%
Berkshire Hathaway, Inc. Senior Notes 3.13% due 03/15/2026	245,000	253,623

Investment Management/Advisor Services — 0.1%
Raymond James Financial, Inc. Senior Notes 4.95% due 07/15/2046	487,000	556,322

Machinery-Farming — 0.1%
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	422,000	441,434

Machinery-General Industrial — 0.1%
Roper Technologies, Inc. Senior Notes 4.20% due 09/15/2028	174,000	188,692
Wabtec Corp. Company Guar. Notes 4.95% due 09/15/2028	405,000	437,329

		626,021

Medical Instruments — 0.0%
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	139,000	146,966

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	133,000	135,176
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	431,000	455,941

		591,117

Medical Products — 0.4%
Abbott Laboratories Senior Notes 4.90% due 11/30/2046	468,000	582,094
Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	212,000	214,588
Becton Dickinson and Co. Senior Notes 4.67% due 06/06/2047	448,000	504,809
Zimmer Biomet Holdings, Inc. FRS Senior Notes 3.17% (3 ML + 0.75%) due 03/19/2021	193,000	193,011
Zimmer Holdings, Inc. Senior Notes 3.55% due 04/01/2025	603,000	623,066

		2,117,568

Medical-HMO — 0.0%
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	166,000	167,165

326

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Hospitals — 0.1%
HCA, Inc. Senior Sec. Notes 5.13% due 06/15/2039	$153,000	$160,681
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	35,000	36,019
Northwell Healthcare, Inc. Sec. Notes 4.26% due 11/01/2047	279,000	299,937

		496,637

Metal-Diversified — 0.1%
Glencore Funding LLC Company Guar. Notes 4.13% due 05/30/2023*	292,000	303,227

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Senior Notes 3.95% due 05/15/2028	277,000	301,066

Oil Companies-Integrated — 0.1%
BP Capital Markets America, Inc. Company Guar. Notes 3.41% due 02/11/2026	558,000	583,933

Oil Refining & Marketing — 0.3%
Marathon Petroleum Corp. Senior Notes 3.63% due 09/15/2024	529,000	549,601
Marathon Petroleum Corp. Senior Notes 4.75% due 09/15/2044	357,000	374,871
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	563,000	620,751

		1,545,223

Pipelines — 0.4%
Enterprise Products Operating LLC Company Guar. Notes 4.20% due 01/31/2050	176,000	179,409
Kinder Morgan Energy Partners LP Company Guar. Notes 4.15% due 02/01/2024	520,000	548,323
MPLX LP Senior Notes 4.50% due 04/15/2038	183,000	185,280
ONEOK, Inc. Company Guar. Notes 4.95% due 07/13/2047	542,000	574,084
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.00% due 03/15/2027	464,000	505,772

		1,992,868

Real Estate Investment Trusts — 0.3%
American Tower Corp. Senior Notes 3.00% due 06/15/2023	253,000	256,557
American Tower Corp. Senior Notes 3.60% due 01/15/2028	253,000	260,467
Crown Castle International Corp. Senior Notes 3.65% due 09/01/2027	633,000	655,203

Security Description	Principal Amount	Value (Note 2)
Real Estate Investment Trusts (continued)
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	$360,000	$389,952

		1,562,179

Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	479,000	654,918

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 3.90% due 06/15/2047	296,000	320,450

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc. Senior Notes 4.45% due 10/01/2028	502,000	534,388

Retail-Discount — 0.1%
Dollar Tree, Inc. Senior Notes 4.00% due 05/15/2025	213,000	221,979
Dollar Tree, Inc. Senior Notes 4.20% due 05/15/2028	102,000	106,285

		328,264

Telephone-Integrated — 0.2%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	523,000	530,906
AT&T, Inc. Senior Notes 5.45% due 03/01/2047	344,000	397,578

		928,484

Total U.S. Corporate Bonds & Notes (cost $40,747,293)		44,210,802

FOREIGN CORPORATE BONDS & NOTES — 1.5%
Banks-Commercial — 0.2%
ABN AMRO Bank NV Sub. Notes 4.80% due 04/18/2026*	400,000	430,998
Banco de Credito del Peru Senior Notes 5.38% due 09/16/2020	522,000	537,007

		968,005

Commercial Services-Finance — 0.2%
Experian Finance PLC Company Guar. Notes 4.25% due 02/01/2029*	336,000	369,557
IHS Markit, Ltd. Senior Notes 3.63% due 05/01/2024	77,000	78,979
IHS Markit, Ltd. Company Guar. Notes 4.00% due 03/01/2026*	439,000	456,516
IHS Markit, Ltd. Senior Notes 4.25% due 05/01/2029	115,000	121,187

		1,026,239

327

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions — 0.1%
UBS Group Funding Switzerland AG Company Guar. Notes 3.49% due 05/23/2023*	$500,000	$511,318

Electric-Integrated — 0.1%
Enel Finance International NV Company Guar. Notes 4.88% due 06/14/2029*	437,000	482,866

Finance-Leasing Companies — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.65% due 07/21/2027	350,000	350,819
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.88% due 01/16/2024	150,000	161,106
Avolon Holdings Funding, Ltd. Company Guar. Notes 4.38% due 05/01/2026*	154,000	159,270

		671,195

Investment Companies — 0.2%
Temasek Financial I, Ltd. Company Guar. Notes 2.38% due 01/23/2023*	1,110,000	1,114,361

Oil Companies-Integrated — 0.1%
Eni SpA Senior Notes 4.75% due 09/12/2028*	418,000	461,599

Paper & Related Products — 0.1%
Suzano Austria GmbH Company Guar. Notes 6.00% due 01/15/2029*	329,000	363,117

Pipelines — 0.2%
APT Pipelines, Ltd. Company Guar. Notes 4.20% due 03/23/2025*	774,000	811,324
APT Pipelines, Ltd. Company Guar. Notes 4.25% due 07/15/2027*	58,000	60,991

		872,315

Soap & Cleaning Preparation — 0.2%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 2.75% due 06/26/2024*	219,000	220,562
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 3.63% due 09/21/2023*	650,000	675,617

		896,179

Total Foreign Corporate Bonds & Notes (cost $6,955,959)		7,367,194

U.S. GOVERNMENT AGENCIES — 12.1%
Federal Home Loan Mtg. Corp. — 4.3%
3.00% due 01/01/2038	478,748	487,823
3.00% due 03/01/2043	310,521	316,621
3.00% due 04/01/2043	679,041	692,374
3.00% due 05/01/2043	601,689	613,508
3.00% due 05/01/2046	289,401	293,945

Security Description	Principal Amount	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
3.00% due 10/01/2046	$561,219	$569,887
3.00% due 11/01/2046	748,121	759,656
3.00% due 12/01/2046	92,999	94,398
3.00% due 03/01/2048	406,704	412,185
3.50% due 11/01/2037	320,528	332,035
3.50% due 05/01/2038	111,263	115,298
3.50% due 02/01/2042	273,555	285,284
3.50% due 04/01/2042	190,636	200,106
3.50% due 12/01/2042	467,554	489,033
3.50% due 04/01/2043	128,890	134,810
3.50% due 07/01/2043	24,594	25,646
3.50% due 08/01/2043	291,233	303,696
3.50% due 12/01/2045	361,418	373,759
3.50% due 11/01/2046	238,769	247,653
3.50% due 12/01/2046	1,021,083	1,054,025
3.50% due 01/01/2047	832,678	861,278
4.00% due 08/01/2037	62,706	65,576
4.00% due 11/01/2040	344,425	365,337
4.00% due 01/01/2041	715,879	759,337
4.00% due 04/01/2044	228,816	241,293
4.00% due 08/01/2047	627,009	655,493
4.00% due 05/01/2049	947,606	981,171
4.50% due 08/01/2019	7	7
4.50% due 02/01/2020	429	439
4.50% due 08/01/2024	75,390	78,132
4.50% due 04/01/2035	18,506	19,975
4.50% due 07/01/2039	143,903	155,341
4.50% due 09/01/2039	63,603	68,666
4.50% due 10/01/2039	36,630	39,550
4.50% due 12/01/2039	56,383	60,895
4.50% due 05/01/2042	100,799	108,815
5.00% due 09/01/2033	76,401	83,390
5.00% due 03/01/2034	31,180	34,153
5.00% due 04/01/2034	13,714	15,032
5.00% due 08/01/2035	19,440	21,347
5.00% due 10/01/2035	45,348	49,808
5.00% due 11/01/2035	122,030	133,415
5.00% due 12/01/2036	23,873	26,226
5.00% due 07/01/2039	180,239	196,779
5.50% due 12/01/2033	61,375	68,782
5.50% due 01/01/2034	78,686	88,135
5.50% due 04/01/2034	9,116	9,768
5.50% due 11/01/2034	7,268	7,889
5.50% due 05/01/2035	13,085	14,149
5.50% due 09/01/2035	16,953	18,394
5.50% due 10/01/2035	14,946	16,435
6.00% due 08/01/2019	165	165
6.00% due 09/01/2019	83	83
6.00% due 11/01/2019	385	385
6.00% due 05/01/2021	1,847	1,871
6.00% due 10/01/2021	13,866	14,080
6.00% due 04/01/2034	51,308	57,578
6.00% due 07/01/2034	37,511	42,475
6.00% due 08/01/2034	92,268	104,929
6.00% due 09/01/2034	4,831	5,339
6.00% due 07/01/2035	23,824	27,110
6.00% due 08/01/2035	21,492	24,455
6.00% due 11/01/2035	30,420	34,541
6.00% due 03/01/2036	10,045	11,050
6.00% due 07/01/2036	13,881	15,386
6.00% due 10/01/2036	24,171	27,396
6.00% due 01/01/2037	26,415	30,031
6.00% due 03/01/2037	7,883	8,706

328

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
6.00% due 05/01/2037	$50,194	$56,887
6.00% due 06/01/2037	22,030	25,041
6.50% due 05/01/2034	6,695	7,430
6.50% due 06/01/2034	30,841	34,415
6.50% due 08/01/2034	37,279	41,372
6.50% due 10/01/2034	22,079	25,519
6.50% due 11/01/2034	1,311	1,456
6.50% due 05/01/2037	29,784	33,445
6.50% due 07/01/2037	20,606	23,412
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K712, Class A2 1.87% due 11/25/2019(2)	112,801	112,516
Series K503, Class A2 2.46% due 08/25/2019(2)	4,600	4,592
Series K026, Class A2 2.51% due 11/25/2022(2)	308,000	310,979
Series K042, Class A2 2.67% due 12/25/2024(2)	320,000	326,141
Series K055, Class A2 2.67% due 03/25/2026(2)	232,000	237,207
Series K718, Class A2 2.79% due 01/25/2022(2)	299,000	302,446
Series K049, Class A2 3.01% due 07/25/2025(2)	83,000	86,264
Series K028, Class A2 3.11% due 02/25/2023(2)	439,000	451,413
Series K066, Class A2 3.12% due 06/25/2027(2)	220,000	230,870
Series K052, Class A2 3.15% due 11/25/2025(2)	198,000	207,875
Series K041, Class A2 3.17% due 10/25/2024(2)	267,000	278,459
Series K064, Class A2 3.22% due 03/25/2027(2)	204,000	215,774
Series K068, Class A2 3.24% due 08/25/2027(2)	155,000	164,095
Series K071, Class A2 3.29% due 11/25/2027(2)	494,000	525,162
Series K029, Class A2 3.32% due 02/25/2023(2)	143,000	148,112
Series K062, Class A2 3.41% due 12/25/2026(2)	154,000	164,841
Series K076, Class A2 3.90% due 04/25/2028(2)	330,000	365,683
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K071, Class XAM 0.20% due 11/25/2027(2)(3)(5)	3,192,000	55,943
Series K070, Class XAM 0.24% due 12/25/2027(2)(3)(5)	1,984,000	42,335
Series K721, Class XAM 0.27% due 11/25/2024(2)(3)(5)	3,013,000	45,783
Series K069, Class XAM 0.28% due 09/25/2027(2)(3)(5)	2,042,000	47,884
Series K071, Class X1 0.29% due 11/25/2027(2)(3)(5)	2,281,430	49,996
Series K072, Class XAM 0.29% due 12/25/2027(2)(3)(5)	2,208,000	53,809

Security Description	Principal Amount	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Series K154, Class X1 0.31% due 11/25/2032(2)(3)(5)	$1,754,379	$54,858
Series K728, Class XAM 0.31% due 08/25/2024(2)(3)(5)	2,996,000	52,214
Series K070, Class X1 0.33% due 11/25/2027(2)(3)(5)	2,061,695	51,801
Series K068, Class XAM 0.33% due 08/25/2027(2)(3)(5)	1,898,000	51,120
Series K729, Class X1 0.37% due 10/25/2024(2)(3)(5)	4,018,165	66,071
Series K069, Class X1 0.37% due 09/25/2027(2)(3)(5)	1,711,085	47,300
Series K072, Class X1 0.37% due 12/25/2027(2)(3)(5)	3,533,396	98,994
Series K728, Class X1 0.41% due 08/25/2024(2)(3)(5)	5,547,775	101,565
Series K068, Class X1 0.44% due 08/25/2027(2)(3)(5)	1,330,182	41,317
Series K727, Class XAM 0.50% due 07/25/2024(2)(3)(5)	2,786,000	69,738
Series K067, Class X1 0.58% due 07/25/2027(2)(3)(5)	2,369,127	97,316
Series K727, Class X1 0.61% due 07/25/2024(2)(3)(5)	1,008,477	25,616
Series K066, Class XAM 0.64% due 06/25/2027(2)(3)(5)	2,696,000	129,584
Series K066, Class X1 0.75% due 06/25/2027(2)(3)(5)	911,981	46,570
Series K726, Class X1 0.88% due 04/25/2024(2)(3)(5)	1,219,962	41,042
Series K033, Class A2 3.06% due 07/25/2023(2)(3)	135,000	139,258
Series K728, Class A2 3.06% due 08/25/2024(2)(3)	156,000	161,633
Series K069, Class A2 3.19% due 09/25/2027(2)(3)	148,000	156,161
Series K030, Class A2 3.25% due 04/25/2023(2)(3)	507,000	524,316
Series K063, Class A2 3.43% due 01/25/2027(2)(3)	151,200	161,998
Series K035, Class A2 3.46% due 08/25/2023(2)(3)	523,000	546,338
Series K075, Class A2 3.65% due 02/25/2028(2)(3)	177,000	192,599
Federal Home Loan Mtg. Corp. REMIC
Series 4474, Class HJ 3.00% due 07/15/2039(4)	54,600	55,809
Series 3934, Class PG 3.00% due 07/15/2041(4)	109,349	111,764
Series 4058, Class ME 3.50% due 06/15/2042(4)	39,000	40,992
Series 3629, Class CZ 5.00% due 01/15/2040(4)	72,487	80,544
Federal Home Loan Mtg. Corp. SCRT
Series 2019-02, Class MV 3.50% due 08/25/2058(4)	49,561	52,048
Series 2019-2, Class MA 3.50% due 08/25/2058(4)	9,762	10,124
Federal Home Loan Mtg. Corp. SLST Series 2019-01, Class A2 3.50% due 05/25/2029(4)	40,000	41,751

		21,379,926

329

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. — 4.7%
2.28% due 11/01/2026	$95,238	$94,897
2.41% due 05/01/2023	97,353	97,797
2.55% due 05/01/2023	89,103	89,940
2.59% due 05/01/2023	91,501	92,490
2.70% due 07/01/2025	75,000	76,582
3.00% due 12/01/2031	674,638	689,354
3.00% due 09/01/2032	547,579	558,933
3.00% due 03/01/2033	109,357	111,622
3.00% due 11/01/2033	45,068	45,963
3.00% due 07/01/2037	143,213	145,831
3.00% due 11/01/2037	279,711	284,840
3.00% due 09/01/2046	113,875	115,570
3.00% due 10/01/2046	446,270	452,855
3.00% due 11/01/2046	583,458	592,083
3.50% due 04/01/2038	267,355	276,928
3.50% due 11/01/2041	25,718	26,802
3.50% due 01/01/2042	355,513	370,927
3.50% due 01/01/2043	127,151	132,510
3.50% due 04/01/2043	434,858	453,183
3.50% due 05/01/2043	555,052	578,354
3.50% due 07/01/2043	641,963	669,016
3.50% due 09/01/2043	855,801	891,662
3.50% due 02/01/2045	629,123	657,605
3.50% due 09/01/2045	730,654	755,215
3.50% due 10/01/2045	496,097	515,826
3.50% due 01/01/2046	155,886	162,210
3.50% due 05/01/2046	231,289	239,251
3.50% due 07/01/2046	658,452	683,336
3.50% due 08/01/2043	209,101	217,897
3.50% due 10/01/2046	194,813	201,482
3.50% due 12/01/2046	541,765	558,895
3.50% due 01/01/2047	83,732	86,332
4.00% due 09/01/2040	625,104	662,634
4.00% due 11/01/2040	144,139	152,788
4.00% due 12/01/2040	137,992	146,279
4.00% due 12/01/2040	203,211	215,436
4.00% due 02/01/2041	387,723	411,005
4.00% due 06/01/2041	378,704	401,405
4.00% due 11/01/2041	127,113	134,738
4.00% due 01/01/2042	884,932	938,314
4.00% due 04/01/2042	122,743	130,595
4.00% due 10/01/2042	102,210	108,757
4.00% due 12/01/2042	114,983	122,338
4.00% due 01/01/2043	128,423	136,129
4.00% due 04/01/2043	28,687	30,410
4.00% due 05/01/2043	215,076	228,039
4.00% due 06/01/2043	165,834	175,751
4.00% due 07/01/2043	150,669	159,821
4.00% due 04/01/2044	77,477	82,126
4.00% due 05/01/2044	279,249	295,846
4.00% due 11/01/2044	138,173	145,577
4.00% due 06/01/2047	581,359	608,345
4.50% due 04/01/2020	1,981	2,031
4.50% due 07/01/2020	519	532
4.50% due 08/01/2033	78,731	84,240
4.50% due 03/01/2034	244,791	262,499
4.50% due 01/01/2040	78,939	85,172
4.50% due 02/01/2041	161,411	174,205
4.50% due 04/01/2041	233,078	251,549
4.50% due 01/01/2043	169,599	182,992
4.50% due 04/01/2044	993,185	1,071,668
4.50% due 06/01/2044	110,668	119,404

Security Description	Principal Amount	Value (Note 2)
Federal National Mtg. Assoc. (continued)
5.00% due 11/01/2019	$1,296	$1,330
5.00% due 03/01/2020	2,238	2,298
5.00% due 07/01/2020	1,264	1,297
5.00% due 08/01/2020	1,837	1,886
5.00% due 12/01/2020	3,622	3,719
5.00% due 03/01/2026	50,583	57,350
5.00% due 11/01/2033	42,601	46,537
5.00% due 03/01/2034	33,111	36,148
5.00% due 05/01/2034	13,392	14,661
5.00% due 08/01/2034	13,503	14,779
5.00% due 09/01/2034	37,600	41,211
5.00% due 06/01/2035	55,461	60,831
5.00% due 07/01/2035	125,015	137,144
5.00% due 08/01/2035	26,789	29,365
5.00% due 09/01/2035	20,200	22,185
5.00% due 10/01/2035	104,752	114,983
5.00% due 10/01/2039	33,878	36,815
5.00% due 11/01/2039	62,296	68,000
5.00% due 11/01/2040	41,325	44,925
5.00% due 01/01/2041	3,789	4,025
5.00% due 03/01/2041	27,915	30,479
5.50% due 09/01/2019	487	485
5.50% due 01/01/2021	4,457	4,497
5.50% due 03/01/2021	2,399	2,420
5.50% due 05/01/2022	4,606	4,687
5.50% due 02/01/2033	32,916	36,819
5.50% due 06/01/2033	49,922	55,538
5.50% due 07/01/2033	166,515	185,472
5.50% due 11/01/2033	55,510	61,869
5.50% due 12/01/2033	7,428	7,956
5.50% due 01/01/2034	46,302	50,437
5.50% due 02/01/2034	82,014	90,905
5.50% due 03/01/2034	14,919	16,200
5.50% due 04/01/2034	24,355	26,290
5.50% due 05/01/2034	111,774	124,578
5.50% due 06/01/2034	11,374	12,636
5.50% due 07/01/2034	119,625	132,504
5.50% due 09/01/2034	128,238	139,389
5.50% due 10/01/2034	226,807	251,284
5.50% due 11/01/2034	231,739	258,825
5.50% due 12/01/2034	109,002	121,773
5.50% due 01/01/2035	190,097	212,482
5.50% due 04/01/2035	23,736	26,534
5.50% due 09/01/2035	98,688	110,354
5.50% due 06/01/2036	40,452	43,320
5.50% due 03/01/2037	17,134	18,701
6.00% due 01/01/2021	4,697	4,743
6.00% due 05/01/2021	2,484	2,518
6.00% due 07/01/2021	8,509	8,615
6.00% due 04/01/2034	60,515	68,778
6.00% due 05/01/2034	33,083	36,501
6.00% due 06/01/2034	169,140	190,856
6.00% due 07/01/2034	70,006	78,538
6.00% due 08/01/2034	34,738	38,541
6.00% due 10/01/2034	93,749	105,849
6.00% due 11/01/2034	13,813	15,325
6.00% due 12/01/2034	4,029	4,429
6.00% due 08/01/2035	13,843	15,437
6.00% due 09/01/2035	37,027	42,023
6.00% due 10/01/2035	31,763	35,829
6.00% due 11/01/2035	5,118	5,626
6.00% due 12/01/2035	77,418	87,416
6.00% due 02/01/2036	72,659	80,648

330

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
6.00% due 03/01/2036	$7,454	$8,325
6.00% due 04/01/2036	21,174	23,952
6.00% due 06/01/2036	4,850	5,513
6.00% due 12/01/2036	15,429	17,446
6.00% due 07/01/2037	27,829	31,639
6.50% due 06/01/2031	18,659	21,343
6.50% due 07/01/2031	667	740
6.50% due 09/01/2031	14,661	16,261
6.50% due 07/01/2032	52,091	59,337
6.50% due 08/01/2032	33,629	38,758
6.50% due 01/01/2033	28,925	33,034
6.50% due 04/01/2034	8,209	9,674
6.50% due 06/01/2034	12,198	13,530
6.50% due 08/01/2034	22,729	25,210
6.50% due 05/01/2036	19,755	22,260
6.50% due 01/01/2037	7,237	8,027
6.50% due 02/01/2037	46,775	52,912
6.50% due 05/01/2037	18,293	20,323
6.50% due 07/01/2037	24,178	27,646
Federal National Mtg. Assoc. Multifamily REMIC Trust FRS Series 2015-M12, Class FA 2.72% (1 ML+0.34%) due 04/25/2020(2)	1,317	1,315
Federal National Mtg. Assoc. REMIC
Series 2013-53, Class CB 2.00% due 10/25/2040(4)	48,489	47,809
Series 2015-61, Class PA 2.00% due 05/25/2044(4)	100,206	98,970
Series 2016-2, Class PB 2.00% due 02/25/2046(4)	107,694	105,613
Series 2016-19, Class AD 2.00% due 04/25/2046(4)	83,599	81,888
Series 2010-43, Class AH 3.25% due 05/25/2040(4)	54,765	56,405
Series 2014-7, Class VA 3.50% due 05/25/2025(4)	139,360	143,562
Series 2010-113, Class GB 4.00% due 10/25/2040(4)	56,941	60,356
Series 2005-18, Class EC 5.00% due 03/25/2025(4)	25,782	26,980
Federal National Mtg. Assoc. REMIC VRS Series 2017-M4, Class A2 2.59% due 12/25/2026(2)(3)	316,000	318,971

		23,412,207

Government National Mtg. Assoc. — 2.9%
3.00% due 04/20/2046	102,268	105,013
3.00% due 09/20/2046	252,355	259,277
3.00% due 11/20/2047	1,335,801	1,366,331
3.00% due 01/20/2048	2,369,440	2,423,593
3.00% due 03/20/2048	370,153	378,612
3.50% due 12/15/2041	195,713	203,651
3.50% due 02/15/2042	62,472	65,216
3.50% due 06/20/2043	348,009	364,850
3.50% due 07/20/2043	448,275	468,590
3.50% due 11/20/2047	453,074	468,715
3.50% due 03/20/2048	1,541,414	1,594,627
3.50% due 08/20/2049	400,000	413,895
4.00% due 01/20/2041	420,764	446,377
4.00% due 02/20/2041	104,687	111,063
4.00% due 04/20/2041	80,668	85,578

Security Description	Principal Amount	Value (Note 2)
Government National Mtg. Assoc. (continued)
4.00% due 02/20/2042	$111,934	$118,746
4.00% due 05/20/2049	846,116	879,612
4.00% due 06/20/2049	573,871	596,590
4.00% due 07/20/2049	275,000	286,143
4.00% due August 30 TBA	300,000	311,590
4.00% due September 30 TBA	100,000	103,832
4.50% due 07/20/2033	6,941	7,285
4.50% due 09/20/2033	49,018	51,484
4.50% due 12/20/2034	17,079	17,942
4.50% due 11/15/2039	119,816	129,450
4.50% due 03/15/2040	135,945	147,507
4.50% due 04/15/2040	149,055	161,052
4.50% due 06/15/2040	56,159	60,645
4.50% due 01/20/2041	99,988	107,116
4.50% due 01/20/2049	194,408	202,628
4.50% due 05/20/2049	547,228	572,874
4.50% due August 30 TBA	685,000	713,363
5.00% due 07/20/2033	10,377	11,173
5.00% due 06/15/2034	51,350	56,053
5.00% due 10/15/2034	22,250	24,278
5.50% due 11/15/2032	42,357	45,298
5.50% due 05/15/2033	195,004	220,294
5.50% due 12/15/2033	57,085	64,543
5.50% due 10/15/2035	1,065	1,145
6.00% due 09/15/2032	56,172	64,240
6.00% due 04/15/2033	78,530	89,814
6.00% due 02/15/2034	91,137	101,843
6.00% due 07/15/2034	29,188	32,966
6.00% due 09/15/2034	13,948	15,317
6.00% due 01/20/2035	15,340	17,650
6.00% due 02/20/2035	20,027	22,979
6.00% due 04/20/2035	12,933	14,874
6.00% due 01/15/2038	68,655	76,033
Government National Mtg. Assoc. REMIC
Series 2013-169, Class KV 2.50% due 07/20/2032(4)	75,000	73,449
Series 2011-123, Class MA 4.00% due 07/20/2041(4)	50,000	54,039
Series 2012-12, Class KN 4.50% due 09/20/2041(4)	53,003	56,615
Government National Mtg. Assoc. REMIC VRS Series 2017-94, Class IO 0.66% due 02/16/2059(2) (3)(5)	1,437,210	86,712

		14,352,562

Small Business Administration — 0.0%
Series 2003-20G, Class 1 4.35% due 07/01/2023	5,989	6,171
Series 2004-20D, Class 1 4.77% due 04/01/2024	26,147	27,122
Series 2005-20C, Class 1 4.95% due 03/01/2025	69,472	72,462
Series 2004-20I, Class 1 4.99% due 09/01/2024	42,377	44,208
Series 2004-20E, Class 1 5.18% due 05/01/2024	35,409	37,024
Series 2004-20F, Class 1 5.52% due 06/01/2024	43,732	45,910

		232,897

331

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Uniform Mtg. Backed Securities — 0.2%
3.00% due August 15 TBA	$900,000	$917,766
3.00% due September 15 TBA	275,000	280,343

		1,198,109

Total U.S. Government Agencies (cost $59,244,958)		60,575,701

U.S. GOVERNMENT TREASURIES — 12.2%
United States Treasury Bonds — 4.0%
2.50% due 02/15/2045	4,616,000	4,596,527
2.88% due 05/15/2043	4,855,200	5,191,271
2.88% due 11/15/2046	2,075,000	2,218,953
3.00% due 02/15/2048	2,648,500	2,899,590
3.50% due 02/15/2039	1,805,000	2,140,899
4.50% due 08/15/2039	1,911,400	2,578,673
5.00% due 05/15/2037	16,000	22,527
6.25% due 08/15/2023	128,000	149,760
8.00% due 11/15/2021	318,000	360,669

		20,158,869

United States Treasury Notes — 8.2%
1.38% due 02/29/2020	497,000	494,690
1.75% due 11/30/2021	15,128,000	15,081,907
1.75% due 09/30/2022	566,000	564,187
2.25% due 08/15/2027	1,850,000	1,888,373
2.50% due 08/15/2023	10,128,000	10,381,595
3.13% due 05/15/2021	7,914,000	8,075,371
3.50% due 05/15/2020	4,702,000	4,751,959

		41,238,082

Total U.S. Government Treasuries (cost $59,222,328)		61,396,951

MUNICIPAL BONDS & NOTES — 0.2%
New Jersey Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040 (cost $702,615)	675,000	1,062,619

Total Long-Term Investment Securities (cost $411,353,483)		497,306,932

SHORT-TERM INVESTMENT SECURITIES — 0.4%
U.S. Government Agencies — 0.4%
Federal Home Loan Bank Disc. Notes 2.18% due 08/01/2019 (cost $1,778,000)	1,778,000	1,778,000

TOTAL INVESTMENTS (cost $413,131,483)(6)	99.5%	499,084,932
Other assets less liabilities	0.5	2,264,590

NET ASSETS	100.0%	$501,349,522

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2019, the aggregate value of these securities was $21,728,167 representing 4.3% of net assets.
(1)	Collateralized Loan Obligation
(2)	Commercial Mortgage Backed Security
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Collateralized Mortgage Obligation
(5)	Interest Only
(6)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CLO — Collateralized Loan Obligation

REMIC — Real Estate Mortgage Investment Conduit

SCRT — Seasoned Credit Risk Transfer Trust

SLST — Seasoned Loans Structured Transaction

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current rates as of July 31, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

332

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$281,313,718	$21,361,244	**	$—	$302,674,962
Convertible Preferred Securities	1,699,524	—		—	1,699,524
Preferred Securities/Capital Securities	—	549,525		—	549,525
Asset Backed Securities	—	17,769,654		—	17,769,654
U.S. Corporate Bonds & Notes	—	44,210,802		—	44,210,802
Foreign Corporate Bonds & Notes	—	7,367,194		—	7,367,194
U.S. Government Agencies	—	60,575,701		—	60,575,701
U.S. Government Treasuries	—	61,396,951		—	61,396,951
Municipal Bonds & Notes	—	1,062,619		—	1,062,619
Short-Term Investment Securities . . .	—	1,778,000		—	1,778,000

Total Investments at Value	$283,013,242	$216,071,690		$—	$499,084,932

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

333

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO PROFILE — July 31, 2019 — (unaudited)

Industry Allocation*

Real Estate Investment Trusts	9.0%
Banks-Commercial	6.3
Repurchase Agreements	5.5
Exchange-Traded Funds	4.1
Electric-Integrated	1.8
Medical Products	1.8
Retail-Restaurants	1.8
Insurance-Property/Casualty	1.7
Chemicals-Specialty	1.7
Gas-Distribution	1.6
Computer Services	1.5
Transport-Truck	1.4
Machinery-General Industrial	1.3
Medical Instruments	1.2
Electronic Components-Semiconductors	1.1
Insurance-Multi-line	1.1
Food-Misc./Diversified	1.1
Steel-Producers	1.1
Building-Residential/Commercial	1.1
Medical Labs & Testing Services	1.0
Oil Companies-Exploration & Production	1.0
Investment Management/Advisor Services	1.0
Enterprise Software/Service	1.0
Electronic Parts Distribution	1.0
Commercial Services-Finance	1.0
Medical-Biomedical/Gene	0.9
Insurance-Reinsurance	0.9
Electronic Components-Misc.	0.9
Diversified Manufacturing Operations	0.8
Applications Software	0.8
Electronic Measurement Instruments	0.8
Distribution/Wholesale	0.8
Lighting Products & Systems	0.7
Theaters	0.7
Semiconductor Equipment	0.7
Engineering/R&D Services	0.7
Machinery-Pumps	0.7
Savings & Loans/Thrifts	0.7
Human Resources	0.7
Disposable Medical Products	0.7
Insurance-Life/Health	0.6
Garden Products	0.6
Data Processing/Management	0.6
Office Automation & Equipment	0.6
Semiconductor Components-Integrated Circuits	0.6
Oil-Field Services	0.6
Machine Tools & Related Products	0.6
Multimedia	0.6
Aerospace/Defense	0.6
Medical-Outpatient/Home Medical	0.5
Commercial Services	0.5
Hotels/Motels	0.5
Recreational Vehicles	0.5
U.S. Government Treasuries	0.5
Finance-Other Services	0.5
Building Products-Air & Heating	0.5
Water	0.5
Casino Hotels	0.5
Building Products-Cement	0.5
Coatings/Paint	0.5
Apparel Manufacturers	0.5

Computer Software	0.4%
Insurance Brokers	0.4
Funeral Services & Related Items	0.4
Publishing-Newspapers	0.4
Medical-HMO	0.4
Medical-Drugs	0.4
Retail-Misc./Diversified	0.4
Building & Construction Products-Misc.	0.4
Auto/Truck Parts & Equipment-Original	0.4
Hazardous Waste Disposal	0.4
Resorts/Theme Parks	0.4
Machinery-Construction & Mining	0.4
Patient Monitoring Equipment	0.4
Miscellaneous Manufacturing	0.4
Industrial Automated/Robotic	0.4
Real Estate Management/Services	0.4
Gold Mining	0.4
Medical Information Systems	0.4
Finance-Investment Banker/Broker	0.4
Racetracks	0.4
Power Converter/Supply Equipment	0.4
Finance-Consumer Loans	0.4
Wireless Equipment	0.4
Rental Auto/Equipment	0.3
Building-Heavy Construction	0.3
Telecom Equipment-Fiber Optics	0.3
Filtration/Separation Products	0.3
Physical Therapy/Rehabilitation Centers	0.3
Instruments-Controls	0.3
Transport-Rail	0.3
Cable/Satellite TV	0.3
Containers-Paper/Plastic	0.3
Oil Refining & Marketing	0.3
Retail-Convenience Store	0.3
Schools	0.3
Containers-Metal/Glass	0.3
Computers-Integrated Systems	0.3
Airlines	0.3
Health Care Cost Containment	0.3
Television	0.3
Batteries/Battery Systems	0.3
Retail-Home Furnishings	0.3
Footwear & Related Apparel	0.3
Toys	0.3
Machinery-Farming	0.3
Energy-Alternate Sources	0.3
Medical-Hospitals	0.3
Building & Construction-Misc.	0.2
Oil & Gas Drilling	0.2
Retail-Apparel/Shoe	0.2
Security Services	0.2
Retail-Discount	0.2
Food-Baking	0.2
Environmental Consulting & Engineering	0.2
Computers-Other	0.2
Transport-Marine	0.2
Electric Products-Misc.	0.2
Firearms & Ammunition	0.2
Office Furnishings-Original	0.2
Casino Services	0.2
Oil Companies-Integrated	0.2

334

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO PROFILE — July 31, 2019 — (unaudited) — (continued)

Industry Allocation* (continued)

Networking Products	0.2%
Transactional Software	0.2
Consumer Products-Misc.	0.2
Tools-Hand Held	0.2
Home Furnishings	0.2
Brewery	0.2
Machinery-Electrical	0.2
Pipelines	0.2
Lasers-System/Components	0.2
Chemicals-Diversified	0.2
Retail-Catalog Shopping	0.2
Rubber-Tires	0.2
Metal Processors & Fabrication	0.2
Building-Mobile Home/Manufactured Housing	0.2
Telephone-Integrated	0.2
Steel Pipe & Tube	0.2
Transport-Services	0.2
Transport-Equipment & Leasing	0.1
Retail-Automobile	0.1
Steel-Specialty	0.1
Paper & Related Products	0.1
Retail-Petroleum Products	0.1
Poultry	0.1
Chemicals-Plastics	0.1
Retail-Sporting Goods	0.1
Internet Content-Information/News	0.1
Finance-Mortgage Loan/Banker	0.1
Multilevel Direct Selling	0.1
Publishing-Periodicals	0.1
Publishing-Books	0.1
Food-Retail	0.1
Auction Houses/Art Dealers	0.1
Quarrying	0.1
Wire & Cable Products	0.1
Cosmetics & Toiletries	0.1
Dental Supplies & Equipment	0.1
Metal Products-Distribution	0.1
Retail-Regional Department Stores	0.1
Retail-Bedding	0.1
Telecommunication Equipment	0.1
E-Commerce/Services	0.1
Retail-Jewelry	0.1

100.2%

*	Calculated as a percentage of net assets

335

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 90.1%
Aerospace/Defense — 0.6%
Teledyne Technologies, Inc.†	5,274	$1,536,211

Airlines — 0.3%
JetBlue Airways Corp.†	43,801	842,293

Apparel Manufacturers — 0.5%
Carter’s, Inc.	6,580	612,072
Deckers Outdoor Corp.†	4,241	662,783

		1,274,855

Applications Software — 0.8%
CDK Global, Inc.	17,703	918,255
Covetrus, Inc.†	13,981	330,930
PTC, Inc.†	15,069	1,021,377

		2,270,562

Auction Houses/Art Dealers — 0.1%
Sotheby’s†	4,817	287,623

Auto/Truck Parts & Equipment-Original — 0.4%
Adient PLC	12,660	300,675
Dana, Inc.	20,946	350,008
Delphi Technologies PLC	12,802	239,909
Visteon Corp.†	4,115	271,096

		1,161,688

Banks-Commercial — 6.3%
Associated Banc-Corp.	23,855	516,938
BancorpSouth Bank	13,386	400,108
Bank of Hawaii Corp.	5,966	508,602
Bank OZK	17,594	538,025
Cathay General Bancorp	11,115	413,700
Commerce Bancshares, Inc.	14,315	870,781
Cullen/Frost Bankers, Inc.	9,183	871,834
East West Bancorp, Inc.	21,183	1,016,996
First Financial Bankshares, Inc.	19,751	646,845
First Horizon National Corp.	45,899	752,744
FNB Corp.	47,265	569,543
Fulton Financial Corp.	24,569	417,673
Hancock Whitney Corp.	12,476	518,004
Home BancShares, Inc.	22,495	442,477
International Bancshares Corp.	7,930	298,406
PacWest Bancorp	17,295	668,106
Pinnacle Financial Partners, Inc.	10,529	639,531
Prosperity Bancshares, Inc.	9,660	670,307
Signature Bank	8,019	1,022,102
Synovus Financial Corp.	22,923	874,971
TCF Financial Corp.†	23,896	510,896
TCF Financial Corp.	10,414	437,805
Texas Capital Bancshares, Inc.†	7,317	460,459
Trustmark Corp.	9,422	334,858
UMB Financial Corp.	6,427	438,707
Umpqua Holdings Corp.	32,090	560,291
United Bankshares, Inc.	14,863	558,700
Valley National Bancorp	48,284	538,849
Webster Financial Corp.	13,411	683,961
Wintrust Financial Corp.	8,247	589,990

		17,772,209

Batteries/Battery Systems — 0.3%
Energizer Holdings, Inc.	9,255	389,451
EnerSys	6,238	424,870

		814,321

Security Description	Shares	Value (Note 2)
Brewery — 0.2%
Boston Beer Co., Inc., Class A†	1,273	$499,423

Building & Construction Products-Misc. — 0.4%
Louisiana-Pacific Corp.	17,967	469,658
Trex Co., Inc.†	8,515	696,101

		1,165,759

Building & Construction-Misc. — 0.2%
EMCOR Group, Inc.	8,164	688,960

Building Products-Air & Heating — 0.5%
Lennox International, Inc.	5,137	1,317,538

Building Products-Cement — 0.5%
Eagle Materials, Inc.	6,421	531,531
MDU Resources Group, Inc.	28,830	770,914

		1,302,445

Building-Heavy Construction — 0.3%
Arcosa, Inc.	1	37
Dycom Industries, Inc.†	4,582	252,743
Granite Construction, Inc.	6,814	241,897
MasTec, Inc.†	8,993	461,521

		956,198

Building-Mobile Home/Manufactured Housing — 0.2%
Thor Industries, Inc.	7,613	453,735

Building-Residential/Commercial — 1.1%
KB Home	12,305	323,252
NVR, Inc.†	491	1,641,973
Toll Brothers, Inc.	19,264	692,926
TRI Pointe Group, Inc.†	20,698	283,356

		2,941,507

Cable/Satellite TV — 0.3%
Cable One, Inc.	722	878,530

Casino Hotels — 0.5%
Boyd Gaming Corp.	11,630	308,079
Caesars Entertainment Corp.†	85,182	1,008,555

		1,316,634

Casino Services — 0.2%
Eldorado Resorts, Inc.†	9,471	427,331
Scientific Games Corp.†	8,115	165,952

		593,283

Chemicals-Diversified — 0.2%
Olin Corp.	23,994	481,560

Chemicals-Plastics — 0.1%
PolyOne Corp.	11,326	371,153

Chemicals-Specialty — 1.7%
Ashland Global Holdings, Inc.	9,130	725,652
Cabot Corp.	8,510	380,567
Chemours Co.	23,864	455,087
Ingevity Corp.†	6,090	600,109
Minerals Technologies, Inc.	5,128	273,066
NewMarket Corp.	1,270	535,445
Sensient Technologies Corp.	6,159	419,859
Valvoline, Inc.	27,391	553,024
Versum Materials, Inc.	15,899	826,430

		4,769,239

Coatings/Paint — 0.5%
RPM International, Inc.	19,077	1,293,993

336

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Commercial Services — 0.5%
CoreLogic, Inc.†	11,744	$535,174
Healthcare Services Group, Inc.	10,781	257,774
LiveRamp Holdings, Inc.†	10,038	528,902
Weight Watchers International, Inc.†	5,656	122,452

		1,444,302

Commercial Services-Finance — 1.0%
Green Dot Corp., Class A†	6,962	352,904
Sabre Corp.	39,983	940,000
WEX, Inc.†	6,295	1,372,751

		2,665,655

Computer Services — 1.5%
CACI International, Inc., Class A†	3,620	778,843
Leidos Holdings, Inc.	20,989	1,723,197
MAXIMUS, Inc.	9,287	682,687
Perspecta, Inc.	20,369	475,209
Science Applications International Corp.	7,407	632,336

		4,292,272

Computer Software — 0.4%
j2 Global, Inc.	6,767	602,872
Teradata Corp.†	17,043	624,115

		1,226,987

Computers-Integrated Systems — 0.3%
NCR Corp.†	17,480	590,999
NetScout Systems, Inc.†	10,147	264,228

		855,227

Computers-Other — 0.2%
Lumentum Holdings, Inc.†	11,120	629,726

Consumer Products-Misc. — 0.2%
Helen of Troy, Ltd.†	3,641	539,887

Containers-Metal/Glass — 0.3%
Greif, Inc., Class A	3,823	133,652
Owens-Illinois, Inc.	22,593	383,403
Silgan Holdings, Inc.	11,323	340,370

		857,425

Containers-Paper/Plastic — 0.3%
Sonoco Products Co.	14,561	874,097

Cosmetics & Toiletries — 0.1%
Edgewell Personal Care Co.†	7,878	239,728

Data Processing/Management — 0.6%
CommVault Systems, Inc.†	5,585	253,782
Fair Isaac Corp.†	4,219	1,465,765

		1,719,547

Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.	12,051	238,610

Disposable Medical Products — 0.7%
STERIS PLC	12,306	1,831,871

Distribution/Wholesale — 0.8%
Pool Corp.	5,789	1,096,263
Resideo Technologies, Inc.†	17,858	336,802
Watsco, Inc.	4,691	762,850

		2,195,915

Security Description	Shares	Value (Note 2)
Diversified Manufacturing Operations — 0.8%
Carlisle Cos., Inc.	8,305	$1,197,664
ITT, Inc.	12,779	797,665
Trinity Industries, Inc.	18,897	370,381

		2,365,710

E-Commerce/Services — 0.1%
Cars.com, Inc.†	8,921	169,499

Electric Products-Misc. — 0.2%
Littelfuse, Inc.	3,599	608,087

Electric-Integrated — 1.8%
ALLETE, Inc.	7,514	653,342
Black Hills Corp.	7,908	625,918
Hawaiian Electric Industries, Inc.	15,855	710,304
IDACORP, Inc.	7,333	748,406
NorthWestern Corp.	7,341	513,283
OGE Energy Corp.	29,134	1,251,305
PNM Resources, Inc.	11,593	575,825

		5,078,383

Electronic Components-Misc. — 0.9%
Gentex Corp.	37,198	1,019,969
Jabil, Inc.	20,248	625,258
nVent Electric PLC	23,133	573,467
Vishay Intertechnology, Inc.	19,261	327,437

		2,546,131

Electronic Components-Semiconductors — 1.1%
Cree, Inc.†	15,318	952,473
Monolithic Power Systems, Inc.	5,765	854,142
Semtech Corp.†	9,704	513,051
Silicon Laboratories, Inc.†	6,308	707,821
Synaptics, Inc.†	5,021	161,576

		3,189,063

Electronic Measurement Instruments — 0.8%
National Instruments Corp.	16,313	681,231
Trimble, Inc.†	36,623	1,547,688

		2,228,919

Electronic Parts Distribution — 1.0%
Arrow Electronics, Inc.†	12,331	895,354
Avnet, Inc.	15,471	702,693
SYNNEX Corp.	6,038	594,985
Tech Data Corp.†	5,310	538,115

		2,731,147

Energy-Alternate Sources — 0.3%
First Solar, Inc.†	11,040	711,970

Engineering/R&D Services — 0.7%
AECOM†	22,900	823,255
Fluor Corp.	20,366	662,098
KBR, Inc.	20,589	543,138

		2,028,491

Enterprise Software/Service — 1.0%
Blackbaud, Inc.	7,159	651,469
Manhattan Associates, Inc.†	9,401	798,991
Tyler Technologies, Inc.†	5,580	1,302,093

		2,752,553

Environmental Consulting & Engineering — 0.2%
Tetra Tech, Inc.	7,985	632,412

337

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Filtration/Separation Products — 0.3%
Donaldson Co., Inc.	18,561	$927,122

Finance-Consumer Loans — 0.4%
Navient Corp.	30,999	438,636
SLM Corp.	62,914	573,146

		1,011,782

Finance-Investment Banker/Broker — 0.4%
Evercore, Inc., Class A	5,977	516,234
Interactive Brokers Group, Inc., Class A	10,928	560,169

		1,076,403

Finance-Mortgage Loan/Banker — 0.1%
LendingTree, Inc.†	1,087	350,601

Finance-Other Services — 0.5%
Deluxe Corp.	6,351	283,381
SEI Investments Co.	18,647	1,111,175

		1,394,556

Firearms & Ammunition — 0.2%
Axon Enterprise, Inc.†	8,606	604,313

Food-Baking — 0.2%
Flowers Foods, Inc.	26,776	634,591

Food-Confectionery — 0.0%
Tootsie Roll Industries, Inc.	2,754	102,889

Food-Misc./Diversified — 1.1%
Hain Celestial Group, Inc.†	13,036	283,794
Ingredion, Inc.	9,706	750,177
Lancaster Colony Corp.	2,842	442,840
Post Holdings, Inc.†	9,709	1,040,999
TreeHouse Foods, Inc.†	8,171	484,867

		3,002,677

Food-Retail — 0.1%
Sprouts Farmers Market, Inc.†	17,168	290,654

Footwear & Related Apparel — 0.3%
Skechers U.S.A., Inc., Class A†	19,559	742,068

Funeral Services & Related Items — 0.4%
Service Corp. International	26,524	1,223,817

Garden Products — 0.6%
Scotts Miracle-Gro Co.	5,732	643,016
Toro Co.	15,491	1,128,054

		1,771,070

Gas-Distribution — 1.6%
National Fuel Gas Co.	12,561	599,662
New Jersey Resources Corp.	12,986	647,612
ONE Gas, Inc.	7,668	699,168
Southwest Gas Holdings, Inc.	7,772	691,009
Spire, Inc.	7,386	608,680
UGI Corp.	25,351	1,295,183

		4,541,314

Gold Mining — 0.4%
Royal Gold, Inc.	9,536	1,091,395

Hazardous Waste Disposal — 0.4%
Clean Harbors, Inc.†	7,400	575,794
Stericycle, Inc.†	12,455	572,432

		1,148,226

Security Description	Shares	Value (Note 2)
Health Care Cost Containment — 0.3%
HealthEquity, Inc.†	10,111	$828,900

Home Furnishings — 0.2%
Tempur Sealy International, Inc.†	6,691	536,752

Hotels/Motels — 0.5%
Wyndham Destinations, Inc.	13,626	641,240
Wyndham Hotels & Resorts, Inc.	14,161	800,804

		1,442,044

Housewares — 0.0%
Tupperware Brands Corp.	7,093	108,594

Human Resources — 0.7%
ASGN, Inc.†	7,685	484,539
Insperity, Inc.	5,464	581,096
ManpowerGroup, Inc.	8,707	795,385

		1,861,020

Industrial Automated/Robotic — 0.4%
Cognex Corp.	24,941	1,097,653

Instruments-Controls — 0.3%
Woodward, Inc.	8,137	911,669

Insurance Brokers — 0.4%
Brown & Brown, Inc.	34,071	1,224,171

Insurance-Life/Health — 0.6%
Brighthouse Financial, Inc.†	16,855	660,210
CNO Financial Group, Inc.	23,287	393,783
Primerica, Inc.	6,162	756,016

		1,810,009

Insurance-Multi-line — 1.1%
American Financial Group, Inc.	10,312	1,055,743
Genworth Financial, Inc., Class A†	73,254	292,283
Kemper Corp.	9,096	800,630
Old Republic International Corp.	41,447	945,406

		3,094,062

Insurance-Property/Casualty — 1.7%
Alleghany Corp.†	2,102	1,441,405
First American Financial Corp.	16,315	943,333
Hanover Insurance Group, Inc.	5,924	768,402
Mercury General Corp.	3,948	223,891
WR Berkley Corp.	21,055	1,461,006

		4,838,037

Insurance-Reinsurance — 0.9%
Reinsurance Group of America, Inc.	9,105	1,419,652
RenaissanceRe Holdings, Ltd.	6,427	1,164,251

		2,583,903

Internet Content-Information/News — 0.1%
Yelp, Inc.†	10,346	362,627

Investment Management/Advisor Services — 1.0%
Eaton Vance Corp.	16,602	738,789
Federated Investors, Inc., Class B	13,995	486,326
Janus Henderson Group PLC	23,859	478,850
Legg Mason, Inc.	12,604	474,667
Stifel Financial Corp.	10,299	615,983

		2,794,615

Lasers-System/Components — 0.2%
Coherent, Inc.†	3,521	488,891

338

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Lighting Products & Systems — 0.7%
Acuity Brands, Inc.	5,808	$779,550
Universal Display Corp.	6,184	1,305,318

		2,084,868

Machine Tools & Related Products — 0.6%
Colfax Corp.†	13,859	383,617
Kennametal, Inc.	11,991	414,649
Lincoln Electric Holdings, Inc.	9,140	772,513

		1,570,779

Machinery-Construction & Mining — 0.4%
Oshkosh Corp.	10,176	850,408
Terex Corp.	9,119	277,674

		1,128,082

Machinery-Electrical — 0.2%
Regal Beloit Corp.	6,232	496,192

Machinery-Farming — 0.3%
AGCO Corp.	9,388	722,876

Machinery-General Industrial — 1.3%
Crane Co.	7,409	620,133
IDEX Corp.	11,019	1,853,616
Nordson Corp.	7,525	1,065,992

		3,539,741

Machinery-Pumps — 0.7%
Curtiss-Wright Corp.	6,225	790,015
Graco, Inc.	24,236	1,165,267

		1,955,282

Medical Information Systems — 0.4%
Allscripts Healthcare Solutions, Inc.†	24,224	249,507
Medidata Solutions, Inc.†	9,062	827,995

		1,077,502

Medical Instruments — 1.2%
Bio-Techne Corp.	5,512	1,158,347
Cantel Medical Corp.	5,289	488,069
Integra LifeSciences Holdings Corp.†	10,326	654,565
LivaNova PLC†	7,033	541,893
NuVasive, Inc.†	7,552	502,963

		3,345,837

Medical Labs & Testing Services — 1.0%
Catalent, Inc.†	21,208	1,198,040
Charles River Laboratories International, Inc.†	7,096	954,696
MEDNAX, Inc.†	12,595	309,459
Syneos Health, Inc.†	8,910	455,212

		2,917,407

Medical Products — 1.8%
Avanos Medical, Inc.†	6,914	281,538
Globus Medical, Inc., Class A†	11,142	507,852
Haemonetics Corp.†	7,453	909,862
Hill-Rom Holdings, Inc.	9,718	1,036,328
ICU Medical, Inc.†	2,430	618,289
Inogen, Inc.†	2,617	160,946
West Pharmaceutical Services, Inc.	10,695	1,468,103

		4,982,918

Medical-Biomedical/Gene — 0.9%
Bio-Rad Laboratories, Inc., Class A†	2,916	918,248

Security Description	Shares	Value (Note 2)
Medical-Biomedical/Gene (continued)
Exelixis, Inc.†	43,920	$934,179
Ligand Pharmaceuticals, Inc.†	2,852	260,987
United Therapeutics Corp.†	6,376	505,234

		2,618,648

Medical-Drugs — 0.4%
Mallinckrodt PLC†	12,199	83,075
PRA Health Sciences, Inc.†	8,601	859,326
Prestige Consumer Healthcare, Inc.†	7,539	260,849

		1,203,250

Medical-HMO — 0.4%
Molina Healthcare, Inc.†	9,114	1,210,157

Medical-Hospitals — 0.3%
Acadia Healthcare Co., Inc.†	12,910	412,345
Tenet Healthcare Corp.†	12,158	286,564

		698,909

Medical-Outpatient/Home Medical — 0.5%
Amedisys, Inc.†	4,244	585,205
Chemed Corp.	2,320	940,505

		1,525,710

Metal Processors & Fabrication — 0.2%
Timken Co.	9,971	455,774

Metal Products-Distribution — 0.1%
Worthington Industries, Inc.	5,672	228,128

Miscellaneous Manufacturing — 0.4%
AptarGroup, Inc.	9,197	1,113,021

Multilevel Direct Selling — 0.1%
Nu Skin Enterprises, Inc., Class A	8,076	322,878

Multimedia — 0.6%
FactSet Research Systems, Inc.	5,566	1,543,452

Networking Products — 0.2%
LogMeIn, Inc.	7,251	550,858

Office Automation & Equipment — 0.6%
Zebra Technologies Corp., Class A†	7,856	1,656,752

Office Furnishings-Original — 0.2%
Herman Miller, Inc.	8,560	388,110
HNI Corp.	6,308	215,986

		604,096

Oil & Gas Drilling — 0.2%
Ensco Rowan PLC, Class A†	28,652	234,660
Transocean, Ltd.†	73,886	449,227

		683,887

Oil Companies-Exploration & Production — 1.0%
Callon Petroleum Co.†	33,171	163,201
Chesapeake Energy Corp.†	152,174	275,435
CNX Resources Corp.†	28,449	233,851
EQT Corp.	37,188	561,911
Matador Resources Co.†	15,103	266,266
Oasis Petroleum, Inc.†	39,371	191,737
QEP Resources, Inc.†	34,646	171,498
Range Resources Corp.	30,339	172,629
Southwestern Energy Co.†	78,762	173,276
WPX Energy, Inc.†	57,771	603,129

		2,812,933

339

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil Companies-Integrated — 0.2%
Murphy Oil Corp.	23,754	$571,046

Oil Refining & Marketing — 0.3%
Murphy USA, Inc.†	4,354	384,719
PBF Energy, Inc., Class A	17,443	487,183

		871,902

Oil-Field Services — 0.6%
Apergy Corp.†	11,264	366,418
Core Laboratories NV	6,455	323,847
McDermott International, Inc.†	26,439	169,738
NOW, Inc.†	15,824	193,844
Oceaneering International, Inc.†	14,398	222,449
Patterson-UTI Energy, Inc.	30,352	352,994

		1,629,290

Paper & Related Products — 0.1%
Domtar Corp.	9,184	389,861

Patient Monitoring Equipment — 0.4%
Masimo Corp.†	7,144	1,127,680

Physical Therapy/Rehabilitation Centers — 0.3%
Encompass Health Corp.	14,387	918,466

Pipelines — 0.2%
Equitrans Midstream Corp.	29,693	492,607

Poultry — 0.1%
Sanderson Farms, Inc.	2,837	371,704

Power Converter/Supply Equipment — 0.4%
Hubbell, Inc.	7,933	1,030,338

Publishing-Books — 0.1%
John Wiley & Sons, Inc., Class A	6,558	298,455

Publishing-Newspapers — 0.4%
New York Times Co., Class A	20,677	737,755
TEGNA, Inc.	31,488	478,303

		1,216,058

Publishing-Periodicals — 0.1%
Meredith Corp.	5,832	319,944

Quarrying — 0.1%
Compass Minerals International, Inc.	4,931	275,396

Racetracks — 0.4%
Churchill Downs, Inc.	5,149	616,078
International Speedway Corp., Class A	3,472	156,518
Penn National Gaming, Inc.†	15,514	302,833

		1,075,429

Real Estate Investment Trusts — 9.0%
Alexander & Baldwin, Inc.	9,869	232,020
American Campus Communities, Inc.	19,977	933,925
Brixmor Property Group, Inc.	43,370	823,163
Camden Property Trust	14,071	1,459,303
CoreCivic, Inc.	17,330	294,090
CoreSite Realty Corp.	5,370	562,830
Corporate Office Properties Trust	16,289	454,789
Cousins Properties, Inc.	21,150	744,057
CyrusOne, Inc.	16,472	945,493
Douglas Emmett, Inc.	23,545	961,107
EastGroup Properties, Inc.	5,349	644,448
EPR Properties	10,988	817,837
First Industrial Realty Trust, Inc.	18,409	703,040
GEO Group, Inc.	17,641	314,186

Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Healthcare Realty Trust, Inc.	18,806	$601,416
Highwoods Properties, Inc.	15,092	684,120
Hospitality Properties Trust	23,933	591,384
JBG SMITH Properties	17,565	687,318
Kilroy Realty Corp.	14,696	1,167,744
Lamar Advertising Co., Class A	12,454	1,007,778
Liberty Property Trust	21,581	1,128,686
Life Storage, Inc.	6,787	661,665
Mack-Cali Realty Corp.	13,148	312,659
Medical Properties Trust, Inc.	63,955	1,119,213
National Retail Properties, Inc.	23,677	1,236,886
Omega Healthcare Investors, Inc.	31,223	1,133,395
Pebblebrook Hotel Trust	19,013	532,174
PotlatchDeltic Corp.	9,837	362,198
PS Business Parks, Inc.	2,913	509,775
Rayonier, Inc.	18,868	547,927
Sabra Health Care REIT, Inc.	26,125	539,220
Senior Housing Properties Trust	34,600	283,720
Spirit Realty Capital, Inc.	12,711	560,809
Tanger Factory Outlet Centers, Inc.	13,696	217,492
Taubman Centers, Inc.	8,902	360,709
Uniti Group, Inc.	26,803	225,681
Urban Edge Properties	17,524	293,177
Weingarten Realty Investors	17,413	485,997

		25,141,431

Real Estate Management/Services — 0.4%
Jones Lang LaSalle, Inc.	7,529	1,096,900

Recreational Vehicles — 0.5%
Brunswick Corp.	12,674	623,054
Polaris Industries, Inc.	8,355	790,968

		1,414,022

Rental Auto/Equipment — 0.3%
Aaron’s, Inc.	9,850	621,042
Avis Budget Group, Inc.†	9,281	337,736

		958,778

Resorts/Theme Parks — 0.4%
Marriott Vacations Worldwide Corp.	5,676	580,257
Six Flags Entertainment Corp.	10,424	550,700

		1,130,957

Retail-Apparel/Shoe — 0.2%
American Eagle Outfitters, Inc.	23,813	421,252
Urban Outfitters, Inc.†	9,981	237,648

		658,900

Retail-Arts & Crafts — 0.0%
Michaels Cos., Inc.†	13,122	90,148

Retail-Automobile — 0.1%
AutoNation, Inc.†	8,310	404,531

Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.	19,225	186,675

Retail-Catalog Shopping — 0.2%
MSC Industrial Direct Co., Inc., Class A	6,546	465,093

Retail-Convenience Store — 0.3%
Casey’s General Stores, Inc.	5,331	863,142

Retail-Discount — 0.2%
Ollie’s Bargain Outlet Holdings, Inc.†	7,577	641,696

340

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Home Furnishings — 0.3%
Williams-Sonoma, Inc.	11,470	$764,820

Retail-Jewelry — 0.1%
Signet Jewelers, Ltd.	7,596	137,791

Retail-Misc./Diversified — 0.4%
Five Below, Inc.†	8,145	956,712
Sally Beauty Holdings, Inc.†	17,550	241,137

		1,197,849

Retail-Petroleum Products — 0.1%
World Fuel Services Corp.	9,788	382,123

Retail-Regional Department Stores — 0.1%
Dillard’s, Inc., Class A	2,593	188,719

Retail-Restaurants — 1.8%
Brinker International, Inc.	5,458	217,501
Cheesecake Factory, Inc.	6,054	260,807
Cracker Barrel Old Country Store, Inc.	3,499	607,811
Domino’s Pizza, Inc.	5,982	1,462,779
Dunkin’ Brands Group, Inc.	12,028	964,165
Jack in the Box, Inc.	3,757	269,865
Papa John’s International, Inc.	3,284	145,875
Texas Roadhouse, Inc.	9,723	537,001
Wendy’s Co.	26,526	482,508

		4,948,312

Retail-Sporting Goods — 0.1%
Dick’s Sporting Goods, Inc.	9,829	365,344

Rubber-Tires — 0.2%
Goodyear Tire & Rubber Co.	33,835	464,555

Savings & Loans/Thrifts — 0.7%
New York Community Bancorp, Inc.	68,020	784,270
Sterling Bancorp	30,500	666,425
Washington Federal, Inc.	11,708	428,279

		1,878,974

Schools — 0.3%
Adtalem Global Education, Inc.†	8,235	390,092
Graham Holdings Co., Class B	633	470,148

		860,240

Security Services — 0.2%
Brink’s Co.	7,258	654,381

Semiconductor Components-Integrated Circuits — 0.6%
Cirrus Logic, Inc.†	8,459	414,914
Cypress Semiconductor Corp.	53,260	1,223,382

		1,638,296

Semiconductor Equipment — 0.7%
MKS Instruments, Inc.	7,911	673,463
Teradyne, Inc.	24,946	1,390,241

		2,063,704

Steel Pipe & Tube — 0.2%
Valmont Industries, Inc.	3,181	437,706

Steel-Producers — 1.1%
Carpenter Technology Corp.	6,897	310,434
Commercial Metals Co.	17,163	300,524
Reliance Steel & Aluminum Co.	9,786	978,111
Steel Dynamics, Inc.	32,346	1,019,222
United States Steel Corp.	25,091	377,118

		2,985,409

Security Description	Shares	Value (Note 2)
Steel-Specialty — 0.1%
Allegheny Technologies, Inc.†	18,344	$399,349

Telecom Equipment-Fiber Optics — 0.3%
Ciena Corp.†	20,830	941,933

Telecommunication Equipment — 0.1%
Plantronics, Inc.	4,774	183,322

Telephone-Integrated — 0.2%
Telephone & Data Systems, Inc.	13,676	442,282

Television — 0.3%
AMC Networks, Inc., Class A†	6,597	352,148
World Wrestling Entertainment, Inc., Class A	6,354	462,444

		814,592

Theaters — 0.7%
Cinemark Holdings, Inc.	15,510	619,159
Live Nation Entertainment, Inc.†	20,329	1,464,908

		2,084,067

Tools-Hand Held — 0.2%
MSA Safety, Inc.	5,124	539,813

Toys — 0.3%
Mattel, Inc.†	50,275	734,015

Transactional Software — 0.2%
ACI Worldwide, Inc.†	16,092	540,047

Transport-Equipment & Leasing — 0.1%
GATX Corp.	5,269	404,975

Transport-Marine — 0.2%
Kirby Corp.†	7,846	614,813

Transport-Rail — 0.3%
Genesee & Wyoming, Inc., Class A†	8,226	903,297

Transport-Services — 0.2%
Ryder System, Inc.	7,757	413,138

Transport-Truck — 1.4%
Knight-Swift Transportation Holdings, Inc.	18,141	650,173
Landstar System, Inc.	5,845	650,373
Old Dominion Freight Line, Inc.	9,425	1,573,787
Werner Enterprises, Inc.	6,307	209,077
XPO Logistics, Inc.†	13,384	903,152

		3,986,562

Water — 0.5%
Aqua America, Inc.	31,400	1,317,230

Wire & Cable Products — 0.1%
Belden, Inc.	5,742	261,031

Wireless Equipment — 0.4%
InterDigital, Inc.	4,617	297,473
ViaSat, Inc.†	8,290	676,381

		973,854

Total Common Stocks (cost $239,307,933)		252,752,687

EXCHANGE-TRADED FUNDS — 4.1%
SPDR S&P MidCap 400 ETF Trust (cost $11,132,941)	31,900	11,417,648

Total Long-Term Investment Securities (cost $250,440,874)		264,170,335

341

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 0.5%
U.S. Government Treasuries — 0.5%
United States Treasury Bills 2.07% due 09/10/2019(1)	$765,000	$763,296
2.11% due 10/03/2019(1)	520,000	518,149
2.45% due 09/05/2019(1)	50,000	49,903
2.54% due 08/15/2019(1)	70,000	69,945

Total Short-Term Investment Securities (cost $1,401,137)		1,401,293

REPURCHASE AGREEMENTS — 5.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 07/31/2019, to be repurchased 08/01/2019 in the amount of $15,444,215 collateralized by $815,000 of United States Treasury Bonds, bearing interest at 2.63% due 06/15/2021 and by $15,125,000 of United States Treasury Bonds, bearing interest at 1.13% due 06/30/2021 and having an approximate value of $15,755,410. (cost $15,444,000)	15,444,000	15,444,000

TOTAL INVESTMENTS (cost $267,286,011)(2)	100.2%	281,015,628
Liabilities in excess of other assets	(0.2)	(621,871)

NET ASSETS	100.0%	$280,393,757

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 3 for cost of investments on a tax basis.

ETF — Exchange Traded Funds

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

81	Long	S&P 400 E-Mini Index	September 2019	$15,485,360	$15,941,610	$456,250

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$252,752,687	$—	$—	$252,752,687
Exchanged-Traded Funds	11,417,648	—	—	11,417,648
Short-Term Investment Securities	—	1,401,293	—	1,401,293
Repurchase Agreements	—	15,444,000	—	15,444,000

Total Investments at Value	$264,170,335	$16,845,293	$—	$281,015,628

Other Financial Instruments:†
Futures Contracts	$456,250	$—	$—	$456,250

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

342

SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio

PORTFOLIO PROFILE — July 31, 2019 — (unaudited)

Industry Allocation*

Medical-Drugs	12.8%
Cosmetics & Toiletries	8.3
Soap & Cleaning Preparation	8.0
Enterprise Software/Service	6.3
Brewery	5.9
Insurance-Life/Health	5.9
Banks-Commercial	5.7
Tobacco	4.8
Commercial Services	3.1
Oil Companies-Integrated	3.1
Beverages-Wine/Spirits	3.0
Aerospace/Defense-Equipment	3.0
Dialysis Centers	2.7
Gold Mining	2.5
Industrial Automated/Robotic	2.4
Internet Content-Information/News	2.0
Transport-Services	1.9
Insurance-Multi-line	1.7
Electronics-Military	1.5
Diversified Banking Institutions	1.3
Electronic Components-Misc.	1.3
Investment Management/Advisor Services	1.1
Semiconductor Components-Integrated Circuits	1.1
Oil Refining & Marketing	1.0
Building Products-Cement	1.0
Commercial Services-Finance	1.0
Auto-Cars/Light Trucks	0.8
Retail-Automobile	0.7
Rental Auto/Equipment	0.7
Non-Ferrous Metals	0.6
Distribution/Wholesale	0.6
Telephone-Integrated	0.6
Rubber-Tires	0.5
Auto/Truck Parts & Equipment-Original	0.5
Medical Instruments	0.4
Insurance-Property/Casualty	0.4

98.2%

Country Allocation*

United Kingdom	20.1%
Germany	15.3
France	14.8
Japan	11.8
Netherlands	7.8
Canada	6.0
Switzerland	4.9
Hong Kong	3.0
Jersey	2.7
Cayman Islands	2.5
South Korea	1.6
Singapore	1.4
China	1.4
Spain	1.2
Taiwan	1.1
Finland	1.0
Italy	0.7
Portugal	0.5
Denmark	0.4

98.2%

*	Calculated as a percentage of net assets

343

SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.2%
Canada — 6.0%
Barrick Gold Corp.	678,404	$11,025,735
Cameco Corp.	305,480	2,805,287
Constellation Software, Inc.	13,527	12,869,919

		26,700,941

Cayman Islands — 2.5%
Minth Group, Ltd.	720,000	2,020,722
Tencent Holdings, Ltd.	190,500	8,909,758

		10,930,480

China — 1.4%
China Petroleum & Chemical Corp.	9,638,000	6,208,571

Denmark — 0.4%
Danske Bank A/S	120,269	1,782,723

Finland — 1.0%
Neste Oyj	138,409	4,575,338

France — 14.8%
AXA SA	303,640	7,674,338
L’Oreal SA	16,325	4,365,189
Pernod Ricard SA	75,528	13,224,291
Safran SA	91,398	13,097,371
Sanofi	153,069	12,771,877
Thales SA	57,984	6,534,270
TOTAL SA	144,091	7,466,342

		65,133,678

Germany — 15.3%
Bayer AG	141,165	9,168,847
Continental AG	17,573	2,430,859
Deutsche Post AG	266,043	8,673,547
Fresenius SE & Co. KGaA	236,478	11,941,499
HeidelbergCement AG	58,673	4,259,960
Henkel AG & Co. KGaA (Preference Shares)	157,517	16,237,513
SAP SE	120,881	14,995,026

		67,707,251

Hong Kong — 3.0%
AIA Group, Ltd.	1,290,000	13,173,748

Italy — 0.7%
Intesa Sanpaolo SpA	1,505,438	3,253,305

Japan — 11.8%
FANUC Corp.	30,900	5,504,815
Hoya Corp.	75,700	5,816,107
Keyence Corp.	8,600	4,907,901
Kirin Holdings Co., Ltd.	617,200	13,411,794
Lion Corp.	236,900	4,656,192
Shiseido Co., Ltd.	74,300	5,469,079
Sumitomo Mitsui Financial Group, Inc.	169,200	5,924,648
Toyota Motor Corp.	52,800	3,396,542
USS Co., Ltd.	158,700	3,147,055

		52,234,133

Jersey — 2.7%
Experian PLC	138,062	4,188,534
Ferguson PLC	34,920	2,600,754
Man Group PLC	2,420,521	4,989,685

		11,778,973

Security Description	Shares	Value (Note 2)
Netherlands — 7.8%
Heineken NV	120,126	$12,893,133
ING Groep NV	598,011	6,637,257
Unilever NV	256,100	14,772,250

		34,302,640

Portugal — 0.5%
Banco Comercial Portugues SA	7,717,057	1,968,369

Singapore — 1.4%
United Overseas Bank, Ltd.	329,800	6,323,064

South Korea — 1.6%
LG Household & Health Care, Ltd.	6,637	7,028,727

Spain — 1.2%
Banco Bilbao Vizcaya Argentaria SA	375,939	1,904,667
Bankinter SA	514,800	3,331,591

		5,236,258

Switzerland — 4.9%
Alcon, Inc.†	32,712	1,892,027
Novartis AG	137,498	12,608,443
Roche Holding AG	25,864	6,925,205

		21,425,675

Taiwan — 1.1%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	115,515	4,924,404

United Kingdom — 20.1%
Admiral Group PLC	64,776	1,703,738
Ashtead Group PLC	112,679	3,076,839
Aviva PLC	358,827	1,766,859
British American Tobacco PLC	326,305	11,643,637
BT Group PLC	1,109,034	2,588,761
GlaxoSmithKline PLC	699,423	14,473,547
Imperial Brands PLC	376,957	9,535,127
Prudential PLC	536,441	11,063,501
Reckitt Benckiser Group PLC	245,708	19,050,772
RELX PLC	321,376	7,622,565
RELX PLC (LSE)	270,745	6,421,716

		88,947,062

TOTAL INVESTMENTS — (cost $429,559,728) (1)	98.2%	433,635,340
Other assets less liabilities	1.8	8,067,034

NET ASSETS —	100.0%	$441,702,374

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

LSE — London Stock Exchange

344

SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portolio net assets as of July 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$31,625,346	$402,009,994	**	$—	$433,635,340

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

345

SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio

PORTFOLIO PROFILE — July 31, 2019 — (unaudited)

Industry Allocation*

Applications Software	8.2%
Diversified Banking Institutions	4.6
Medical-Drugs	4.5
Insurance-Property/Casualty	4.2
E-Commerce/Products	3.8
Internet Content-Entertainment	3.6
Medical-HMO	3.3
Cosmetics & Toiletries	3.2
Real Estate Investment Trusts	3.1
Wireless Equipment	3.0
Finance-Credit Card	2.9
Aerospace/Defense	2.8
Repurchase Agreements	2.5
Oil Companies-Integrated	2.3
Semiconductor Equipment	2.2
Insurance-Life/Health	2.2
Retail-Building Products	2.2
Tobacco	2.1
Veterinary Diagnostics	2.1
Commercial Services-Finance	2.0
Telephone-Integrated	1.8
E-Commerce/Services	1.8
Transport-Rail	1.7
Retail-Restaurants	1.6
Finance-Other Services	1.6
Diversified Manufacturing Operations	1.5
Semiconductor Components-Integrated Circuits	1.5
Retail-Consumer Electronics	1.5
Banks-Commercial	1.5
Medical Products	1.5
Diagnostic Equipment	1.4
Electric-Integrated	1.4
Soap & Cleaning Preparation	1.4
Non-Hazardous Waste Disposal	1.3
Pipelines	1.2
Distribution/Wholesale	1.1
Oil-Field Services	1.1
Computer Services	1.1
Retail-Auto Parts	1.0
Computers-Memory Devices	0.8
Retail-Perfume & Cosmetics	0.8
Medical-Biomedical/Gene	0.8
Medical Instruments	0.8
Beverages-Wine/Spirits	0.8
Commercial Services	0.7
Auto-Cars/Light Trucks	0.7
Electronic Components-Semiconductors	0.7
Chemicals-Specialty	0.6
Building-Residential/Commercial	0.6
Medical Labs & Testing Services	0.4
Finance-Investment Banker/Broker	0.4
Banks-Super Regional	0.3

100.2%

*	Calculated as a percentage of net assets

346

SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.7%
Aerospace/Defense — 2.8%
Lockheed Martin Corp.	33,828	$12,251,487

Applications Software — 8.2%
Microsoft Corp.	229,580	31,284,866
ServiceNow, Inc.†	15,330	4,252,389

		35,537,255

Auto-Cars/Light Trucks — 0.7%
General Motors Co.	75,270	3,036,392

Banks-Commercial — 1.5%
Danske Bank A/S	129,104	1,913,683
SVB Financial Group†	20,100	4,662,597

		6,576,280

Banks-Super Regional — 0.3%
SunTrust Banks, Inc.	20,190	1,344,654

Beverages-Wine/Spirits — 0.8%
Constellation Brands, Inc., Class A	16,370	3,221,943

Building-Residential/Commercial — 0.6%
D.R. Horton, Inc.	51,610	2,370,447

Chemicals-Specialty — 0.6%
Ecolab, Inc.	12,630	2,547,850

Commercial Services — 0.7%
Cintas Corp.	8,440	2,198,113
Nielsen Holdings PLC	43,161	999,609

		3,197,722

Commercial Services-Finance — 2.0%
S&P Global, Inc.	34,970	8,565,901

Computer Services — 1.1%
Amdocs, Ltd.	70,475	4,509,695

Computers-Memory Devices — 0.8%
NetApp, Inc.	58,100	3,398,269

Cosmetics & Toiletries — 3.2%
Procter & Gamble Co.	115,710	13,658,408

Diagnostic Equipment — 1.4%
Thermo Fisher Scientific, Inc.	22,240	6,175,603

Distribution/Wholesale — 1.1%
Fastenal Co.	154,200	4,749,360

Diversified Banking Institutions — 4.6%
JPMorgan Chase & Co.	172,060	19,958,960

Diversified Manufacturing Operations — 1.5%
Illinois Tool Works, Inc.	43,220	6,665,821

E-Commerce/Products — 3.8%
Amazon.com, Inc.†	8,678	16,199,917

E-Commerce/Services — 1.8%
Booking Holdings, Inc.†	4,190	7,904,896

Electric-Integrated — 1.4%
Duke Energy Corp.	68,120	5,907,366

Electronic Components-Semiconductors — 0.7%
Texas Instruments, Inc.	23,950	2,993,990

Finance-Credit Card — 2.9%
Capital One Financial Corp.	75,130	6,943,515
Visa, Inc., Class A	32,080	5,710,240

		12,653,755

Security Description	Shares	Value (Note 2)
Finance-Investment Banker/Broker — 0.4%
Tradeweb Markets, Inc., Class A	37,280	$1,765,581

Finance-Other Services — 1.6%
Intercontinental Exchange, Inc.	79,520	6,986,627

Insurance-Life/Health — 2.2%
AXA Equitable Holdings, Inc.	429,499	9,655,138

Insurance-Property/Casualty — 4.2%
Berkshire Hathaway, Inc., Class B†	60,025	12,330,936
Progressive Corp.	71,400	5,781,972

		18,112,908

Internet Content-Entertainment — 3.6%
Facebook, Inc., Class A†	78,758	15,297,166

Medical Instruments — 0.8%
Boston Scientific Corp.†	76,856	3,263,306

Medical Labs & Testing Services — 0.4%
Laboratory Corp. of America Holdings†	11,220	1,879,574

Medical Products — 1.5%
Zimmer Biomet Holdings, Inc.	48,100	6,499,753

Medical-Biomedical/Gene — 0.8%
Gilead Sciences, Inc.	50,290	3,295,001

Medical-Drugs — 4.5%
AstraZeneca PLC ADR	131,270	5,698,430
Merck & Co., Inc.	162,525	13,487,950

		19,186,380

Medical-HMO — 3.3%
UnitedHealth Group, Inc.	57,851	14,405,478

Non-Hazardous Waste Disposal — 1.3%
Republic Services, Inc.	63,950	5,669,168

Oil Companies-Integrated — 2.3%
Suncor Energy, Inc.	346,542	9,945,755

Oil-Field Services — 1.1%
Schlumberger, Ltd.	117,120	4,681,286

Pipelines — 1.2%
Magellan Midstream Partners LP	77,241	5,108,720

Real Estate Investment Trusts — 3.1%
Prologis, Inc.	165,906	13,373,683

Retail-Auto Parts — 1.0%
O’Reilly Automotive, Inc.†	11,490	4,374,932

Retail-Building Products — 2.2%
Home Depot, Inc.	45,070	9,631,008

Retail-Consumer Electronics — 1.5%
Best Buy Co., Inc.	86,210	6,597,651

Retail-Perfume & Cosmetics — 0.8%
Ulta Beauty, Inc.†	9,580	3,345,815

Retail-Restaurants — 1.6%
Starbucks Corp.	74,510	7,055,352

Semiconductor Components-Integrated Circuits — 1.5%
QUALCOMM, Inc.	90,830	6,645,123

Semiconductor Equipment — 2.2%
Applied Materials, Inc.	196,087	9,680,815

Soap & Cleaning Preparation — 1.4%
Church & Dwight Co., Inc.	77,890	5,876,022

Telephone-Integrated — 1.8%
Verizon Communications, Inc.	143,815	7,948,655

347

SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
Tobacco — 2.1%
Philip Morris International, Inc.	108,180	$9,044,930

Transport-Rail — 1.7%
Union Pacific Corp.	39,810	7,163,809

Veterinary Diagnostics — 2.1%
Elanco Animal Health, Inc.†	270,980	8,931,501

Wireless Equipment — 3.0%
Motorola Solutions, Inc.	78,060	12,954,838

Total Long-Term Investment Securities (cost $357,265,944)		421,801,946

REPURCHASE AGREEMENTS — 2.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50% dated 07/31/2019, to be repurchased 08/01/2019 in the amount of $10,684,148 and collateralized by $10,405,000 of United States Treasury Notes, bearing interest at 2.88% due 11/30/2023 and having an approximate value of $10,900,403. (cost $10,684,000)	$10,684,000	10,684,000

TOTAL INVESTMENTS (cost $367,949,944) (1)	100.2%	432,485,946
Liabilities in excess of other assets	(0.2)	(1,075,063)

NET ASSETS	100.0%	$431,410,883

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$419,888,263	$1,913,683	**	$—	$421,801,946
Repurchase Agreement	—	10,684,000		—	10,684,000

Total Investments at Value	$419,888,263	$12,597,683		$—	$432,485,946

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

348

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO PROFILE — July 31, 2019 — (unaudited)

Industry Allocation*

Repurchase Agreements	76.1%
Uniform Mtg. Backed Securities	28.1
United States Treasury Notes	24.0
United States Treasury Bonds	9.3
Diversified Financial Services	5.3
Diversified Banking Institutions	2.9
Banks-Commercial	1.2
Real Estate Investment Trusts	1.1
Federal National Mtg. Assoc.	1.1
Electric-Integrated	0.8
Federal Home Loan Mtg. Corp.	0.7
Pipelines	0.6
Insurance-Life/Health	0.6
Government National Mtg. Assoc.	0.6
Sovereign	0.6
Options Purchased	0.6
Airlines	0.5
Telephone-Integrated	0.4
Medical-Drugs	0.3
Banks-Super Regional	0.3
Computers	0.3
Auto-Cars/Light Trucks	0.2
Regional Agencies	0.2
Finance-Leasing Companies	0.2
Cable/Satellite TV	0.2
Electric-Distribution	0.2
Gas-Distribution	0.2
Oil Companies-Exploration & Production	0.2
Building & Construction Products-Misc.	0.2
Certificates of Deposit	0.2
Cellular Telecom	0.1
Machinery-General Industrial	0.1
Chemicals-Specialty	0.1
Electronic Components-Semiconductors	0.1
Insurance-Multi-line	0.1
Building Societies	0.1
Brewery	0.1
Trucking/Leasing	0.1
Oil-Field Services	0.1
Food-Misc./Diversified	0.1
Applications Software	0.1
Insurance-Reinsurance	0.1
Commercial Services	0.1
Aerospace/Defense	0.1
Oil Companies-Integrated	0.1
Retail-Restaurants	0.1
Transport-Truck	0.1
Medical-HMO	0.1
Medical Instruments	0.1
Tobacco	0.1
Diversified Manufacturing Operations	0.1
Commercial Services-Finance	0.1
Aerospace/Defense-Equipment	0.1
Finance-Other Services	0.1
Medical-Biomedical/Gene	0.1
Medical-Hospitals	0.1
Enterprise Software/Service	0.1
Electronic Parts Distribution	0.1
Beverages-Wine/Spirits	0.1

160.1%

Credit Quality#†

Aaa	78.4%
Aa	1.8
A	4.3
Baa	9.2
Ba	0.8
B	0.2
Caa	0.5
Ca	0.1
Not Rated@	4.7

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as percentage of total debt issues, excluding short-term securities.
†	Source: Moody's
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

349

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited)

Security Description		Principal Amount**	Value (Note 2)
ASSET BACKED SECURITIES — 5.2%
Diversified Financial Services — 5.2%
ALBA PLC FRS Series 2005-1, Class A3 0.98% (3 ML GBP+0.19%) due 11/25/2042(1)	GBP	516,595	$592,547
ALBA PLC FRS Series 2015-1, Class A 1.96% (1 ML GBP+1.25%) due 04/24/2049(1)	GBP	361,315	440,645
Alternative Loan Trust FRS Series 2006-OA3, Class 2A1 2.48% (1 ML+0.21%) due 05/25/2036(1)	$	5,082,419	4,532,648
Alternative Loan Trust Series 2005-J11, Class 1A15 5.50% due 11/25/2035(1)		216,090	183,201
Alternative Loan Trust Series 2005-65CB, Class 2A6 6.00% due 12/25/2035(1)		272,825	261,073
Alternative Loan Trust Series 2007-J1, Class 2A4 6.00% due 03/25/2037(1)		772,119	471,387
American Home Mtg. Assets Trust FRS Series 2006-3, Class 3A11 2.39% (1 ML+0.12%) due 10/25/2046(1)		27,775	26,348
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2019-FL1, Class A 3.54% (1 ML+1.15%) due 05/15/2037*		1,300,000	1,302,443
BAMLL Commercial Mtg. Securities Trust FRS Series 2019-RLJ, Class A 3.38% (1 ML+1.05%) due 04/15/2036*(2)		1,300,000	1,301,224
Banco La Hipotecaria SA Series 2016-1A, Class A 3.36% due 01/15/2046*(1)(3)		1,176,257	1,218,898
Barings BDC Static CLO, Ltd. FRS Series 2019-1A, Class A1 3.32% (3 ML+1.02%) due 04/15/2027*(4)		1,169,798	1,164,847
Bayview Opportunity Master Fund Trust Series 2018-RN8, Class A1 4.07% due 09/28/2033*		96,212	96,245
BX Trust FRS Series 2017-APPL, Class A 3.21% (1 ML+0.88%) due 07/15/2034*(2)		3,396,161	3,397,186
Citigroup Commercial Mtg. Trust Series 2019-SMRT, Class A 4.15% due 01/10/2024*(2)		2,400,000	2,564,517
Citigroup Mtg. Loan Trust, Inc. FRS Series 2007-AMC1, Class A1 2.43% (1 ML+0.16%) due 12/25/2036*		1,439,540	963,706

Security Description		Principal Amount**	Value (Note 2)
Diversified Financial Services (continued)
Citigroup Mtg. Loan Trust, Inc. VRS Series 2019-B, Class A1 3.26% due 04/25/2066*(1)(5)	$	437,502	$436,285
COMM Mtg. Trust VRS Series 2018-HOME, Class A 3.82% due 04/10/2033*(2)(5)		1,100,000	1,180,492
Countrywide Asset-Backed Certs. FRS Series 2007-1, Class 2A3 2.41% (1 ML + 0.14%) due 07/25/2037		238,129	216,755
Countrywide Asset-Backed Certs. FRS Series 2007-10, Class 2A4 2.52% (1 ML+0.25%) due 06/25/2047		800,000	754,166
Credit Suisse Mtg. Capital Certs. Series 2019-RPL4, Class A1 3.83% due 08/26/2058*(1)		697,990	702,214
Crown Point CLO 5, Ltd. FRS Series 2018-5A, Class A 3.53% (3 ML+0.94%) due 07/17/2028*(4)		1,600,000	1,592,666
CVP Cascade, Ltd. FRS Series 2013-CLO1, Class A1R 3.47% (3 ML+1.15%) due 01/16/2026*(4)		1,624,040	1,624,127
DBUBS Mtg. Trust Series 2017-BRBK, Class A 3.45% due 10/10/2034*(2)		2,400,000	2,508,563
Deutsche Alt-A Securities Mtg. Loan Trust FRS Series 2007-AR3, Class 2A2A 2.45% (1 M+0.18%) due 06/25/2037(1)		7,114	6,891
Dryden Senior Loan Fund FRS Series 2012-25A, Class ARR 3.20% (3 ML+0.90%) due 10/15/2027*(4)		1,500,000	1,496,278
Eurosail PLC FRS Series 2006-4X, Class A3C 0.95% (3 ML GBP+0.16%) due 12/10/2044(1)	GBP	202,271	243,786
Eurosail PLC FRS Series 2007-3A, Class A3C 1.74% (3 ML GBP+0.95%) due 06/13/2045*(1)	GBP	590,871	711,646
Eurosail PLC FRS Series 2007-3X, Class A3A 1.74% (3 ML GBP+0.95%) due 06/13/2045(1)	GBP	523,796	634,225
Eurosail PLC FRS Series 2007-3X, Class A3C 1.74% (3 ML GBP+0.95%) due 06/13/2045(1)	GBP	698,302	841,036
Figueroa CLO, Ltd. FRS Series 2013-2A, Class A1RR 3.24% (3 ML+0.85%) due 06/20/2027*(4)		800,000	797,759

350

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Flagship CLO VIII, Ltd. FRS Series 2014-8A, Class ARR 3.17% (3 ML+0.85%) due 01/16/2026*(4)	$	560,142	$558,696
Flagship VII, Ltd. FRS Series 2013-7A, Class A1R 3.40% (3 ML+1.12%) due 01/20/2026*(4)		234,485	234,441
Ford Credit Auto Owner Trust Series 2016-2, Class A 2.03% due 12/15/2027*		2,100,000	2,089,697
Fremont Home Loan Trust FRS Series 2005-1, Class M5 3.33% (1 ML+1.07%) due 06/25/2035		800,000	798,461
Gallatin CLO IX, Ltd. FRS Series 2018-1A, Class A 3.33% (3 ML+1.05%) due 01/21/2028*(4)		900,000	898,554
Halcyon Loan Advisors Funding, Ltd. FRS Series 2014-3A, Class AR 3.38% (3 ML+1.10%) due 10/22/2025*(4)		1,070,810	1,070,266
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A2A 2.49% (1 ML+0.19%) due 01/19/2038(1)		23,537	22,637
HarborView Mtg. Loan Trust VRS Series 2005-4, Class 3A1 4.42% due 07/19/2035(1)(5)		184,732	174,189
Independence Plaza Trust Series 2018-INDP, Class A 3.76% due 07/10/2035*(2)		1,600,000	1,684,132
JPMorgan Mtg. Trust FRS Series 2019-3, Class A11 3.22% (1 ML+0.95%) due 09/25/2049*(1)		2,206,379	2,206,165
Legacy Mtg. Asset Trust Series 2019-GS3, Class A1 3.75% due 04/25/2059*		1,235,020	1,247,886
LoanCore Issuer, Ltd. FRS Series 2019-CRE2, Class A 3.46% (1 ML+1.13%) due 05/09/2036*		1,300,000	1,302,844
Ludgate Funding PLC FRS Series 2006-1X, Class A2A 0.98% (3 ML GBP+0.19%) due 12/01/2060(1)	GBP	704,023	812,672
Ludgate Funding PLC FRS Series 2008-W1X, Class A1 1.38% (3 ML GBP+0.60%) due 01/01/2061(1)	GBP	1,052,886	1,244,323
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A4 3.37% due 10/15/2048(2)		1,800,000	1,882,659

Security Description		Principal Amount**	Value (Note 2)
Diversified Financial Services (continued)
MortgageIT Trust FRS Series 2005-2, Class 1A1 2.79% (1 ML+0.52%) due 05/25/2035(1)	$	78,908	$79,772
Mountain View CLO, Ltd. FRS Series 2014-1A, Class ARR 3.10% (3 ML+0.80%) due 10/15/2026*(4)		1,162,004	1,156,716
Natixis Commercial Mtg. Securities Trust Series 2019-10K, Class A 3.62% due 05/15/2039*(2)		1,600,000	1,695,575
Natixis Commercial Mtg. Securities Trust Series 2019-LVL, Class A 3.89% due 08/15/2038*(2)		800,000	863,911
New Residential Mtg. Loan Trust VRS Series 2018-3A, Class A1 4.50% due 05/25/2058*(1)(5)		509,757	535,029
Palmer Square Loan Funding, Ltd. FRS Series 2018-4A, Class A1 3.42% (3 ML+0.90%) due 11/15/2026*(4)		1,101,786	1,101,988
Park Avenue Mtg. Trust FRS Series 2017-280P, Class A 3.21% (1 ML+0.88%) due 09/15/2034*(2)		1,400,000	1,400,440
PHEAA Student Loan Trust FRS Series 2016-2A, Class A 3.22% (1 ML+0.95%) due 11/25/2065*		518,510	517,619
SMB Private Education Loan Trust FRS Series 2016-B, Class A2B 3.78% (1 ML+1.45%) due 02/17/2032*		1,240,528	1,261,901
START, Ltd. Series 2019-1, Class A 4.09% due 03/15/2044*		585,714	596,273
TICP CLO II-2, Ltd. FRS Series 2018-IIA, Class A1 3.43% (3 ML+0.84%) due 04/20/2028*(4)		2,500,000	2,483,325
Uropa Securities PLC FRS Series 2007-1, Class A3A 0.98% (3 ML GBP+0.20%) due 10/10/2040(1)	GBP	377,956	435,733
Uropa Securities PLC FRS Series 2008-1, Class A 0.99% (3 ML GBP+0.20%) due 06/10/2059(1)	GBP	703,385	823,095
Uropa Securities PLC FRS Series 2008-1, Class M1 1.14% (3 ML GBP+0.35%) due 06/10/2059(1)	GBP	171,672	197,716
Uropa Securities PLC FRS Series 2008-1, Class M2 1.34% (3 ML GBP+0.55%) due 06/10/2059(1)	GBP	134,095	154,129

351

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Uropa Securities PLC FRS Series 2008-1, Class B 1.54% (3 ML GBP+0.75%) due 06/10/2059(1)	GBP	142,937	$162,356
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2005-AR19, Class A1A1 2.54% (1 ML+0.27%) due 12/25/2045(1)		447,784	452,253
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR9, Class 2A 2.64% (COFI+1.50%) due 08/25/2046(1)		1,353,944	1,318,502
Worldwide Plaza Trust Series 2017-WWP, Class A 3.53% due 11/10/2036*(2)		2,100,000	2,216,898
Zais CLO, Ltd. FRS Series 2014-1A, Class A1AR 3.45% (3 ML+1.15%) due 04/15/2028*(4)		1,300,000	1,297,962

Total Asset Backed Securities (cost $66,855,276)			67,242,619

U.S. CORPORATE BONDS & NOTES — 8.4%
Aerospace/Defense — 0.1%
Boeing Co. Senior Notes 2.30% due 08/01/2021		1,000,000	999,124

Aerospace/Defense-Equipment — 0.1%
Spirit AeroSystems, Inc. Company Guar. Notes 3.85% due 06/15/2026		800,000	806,530

Airlines — 0.3%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-3, Class A 3.00% due 04/15/2030		627,885	631,942
American Airlines Pass-Through Trust Pass-Through Certs. 3.25% due 04/15/2030		179,416	179,593
American Airlines Pass-Through Trust Pass-Through Certs. 4.00% due 01/15/2027		349,421	367,091
American Airlines Pass-Through Trust Pass-Through Certs. 4.00% due 08/15/2030		90,000	93,568
Spirit Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1, Class A 3.65% due 08/15/2031		476,388	478,707
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class AA 2.88% due 04/07/2030		920,707	916,656

Security Description		Principal Amount**	Value (Note 2)
Airlines (continued)
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.10% due 04/07/2030	$	920,707	$915,275
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class A 4.55% due 08/25/2031		1,000,000	1,075,668

			4,658,500

Applications Software — 0.1%
Microsoft Corp. Senior Notes 4.10% due 02/06/2037		1,000,000	1,143,382

Auto-Cars/Light Trucks — 0.2%
Ford Motor Credit Co. LLC FRS Senior Notes 3.10% (3 ML+0.81%) due 04/05/2021		200,000	198,119
Ford Motor Credit Co. LLC FRS Senior Notes 3.27% (3 ML+0.93%) due 09/24/2020		1,500,000	1,503,247
Ford Motor Credit Co. LLC FRS Senior Notes 3.66% (3 ML+1.08%) due 08/03/2022		400,000	392,848
Ford Motor Credit Co., LLC Senior Notes 5.75% due 02/01/2021		200,000	207,796
General Motors Financial Co., Inc. FRS Senior Notes 3.67% (3 ML+1.10%) due 11/06/2021		200,000	199,667
Nissan Motor Acceptance Corp. Senior Notes 2.55% due 03/08/2021*		400,000	399,425

			2,901,102

Banks-Commercial — 0.1%
HSBC USA, Inc. Senior Notes 2.38% due 11/13/2019		150,000	149,945
HSBC USA, Inc. Senior Notes 2.75% due 08/07/2020		880,000	883,433
HSBC USA, Inc. FRS Senior Notes 3.15% (3 ML+0.61%) due 11/13/2019		200,000	200,285

			1,233,663

Banks-Fiduciary — 0.0%
Bank of New York Mellon Corp. Senior Notes 3.00% due 02/24/2025		200,000	204,967

Banks-Super Regional — 0.3%
Wells Fargo & Co. Senior Notes 2.55% due 12/07/2020		110,000	110,408

352

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional (continued)
Wells Fargo & Co. Senior Notes 3.00% due 02/19/2025	$	50,000	$50,919
Wells Fargo & Co. FRS Senior Notes 3.49% (3 ML+1.23%) due 10/31/2023		1,900,000	1,935,458
Wells Fargo Bank NA Senior Notes 3.55% due 08/14/2023		1,600,000	1,666,516

			3,763,301

Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.38% due 04/15/2038		900,000	971,928
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.55% due 01/23/2049		300,000	372,421

			1,344,349

Broadcast Services/Program — 0.0%
Discovery Communications LLC Company Guar. Notes 3.45% due 03/15/2025		10,000	10,143

Building & Construction Products-Misc. — 0.2%
Fortune Brands Home & Security, Inc. Senior Notes 4.00% due 09/21/2023		1,300,000	1,365,646
Fortune Brands Home & Security, Inc. Senior Notes 4.00% due 06/15/2025		60,000	63,038
Owens Corning Senior Notes 3.40% due 08/15/2026		700,000	689,330
Owens Corning Senior Notes 4.20% due 12/01/2024		20,000	20,879

			2,138,893

Cable/Satellite TV — 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020		450,000	453,408
Charter Communications Operating LLC/Charter Communications Operating Capital FRS Senior Sec. Notes 3.90% (3 ML+1.65%) due 02/01/2024		1,900,000	1,937,544

			2,390,952

Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.20% due 08/08/2024		400,000	401,836

Security Description		Principal Amount**	Value (Note 2)
Cellular Telecom — 0.1%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 4.74% due 09/20/2029*	$	900,000	$946,125
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 5.15% due 09/20/2029*		1,000,000	1,062,500

			2,008,625

Chemicals-Specialty — 0.1%
Huntsman International LLC Senior Notes 4.50% due 05/01/2029		200,000	206,064
Huntsman International LLC Company Guar. Notes 5.13% due 11/15/2022		300,000	317,974
International Flavors & Fragrances, Inc. Senior Notes 3.40% due 09/25/2020		1,100,000	1,110,197

			1,634,235

Commercial Services — 0.1%
RELX Capital, Inc. Company Guar. Notes 4.00% due 03/18/2029		1,000,000	1,068,630

Commercial Services-Finance — 0.1%
Equifax, Inc. Senior Notes 3.25% due 06/01/2026		800,000	791,689
S&P Global, Inc. Company Guar. Notes 4.40% due 02/15/2026		50,000	55,299

			846,988

Computers — 0.3%
Apple, Inc. Senior Notes 2.90% due 09/12/2027		300,000	306,903
Apple, Inc. Senior Notes 3.35% due 02/09/2027		200,000	210,486
Apple, Inc. Senior Notes 4.65% due 02/23/2046		500,000	598,249
Dell International LLC/EMC Corp. Senior Sec. Notes 5.30% due 10/01/2029*		900,000	957,229
Dell International LLC/EMC Corp. Senior Sec. Notes 8.10% due 07/15/2036*		1,100,000	1,383,530

			3,456,397

Diversified Banking Institutions — 0.5%
Bank of America Corp. Senior Notes 2.63% due 10/19/2020		600,000	602,821
Bank of America Corp. FRS Senior Notes 3.44% (3 ML+1.16%) due 01/20/2023		200,000	202,455

353

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	$	700,000	$735,634
Citigroup, Inc. Senior Notes 4.04% due 06/01/2024		1,200,000	1,260,908
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025		750,000	798,571
Goldman Sachs Group, Inc. Senior Notes 3.75% due 05/22/2025		30,000	31,334
Goldman Sachs Group, Inc. Senior Notes 3.85% due 07/08/2024		1,300,000	1,361,895
Goldman Sachs Group, Inc. FRS Senior Notes 4.12% (3 ML+1.60%) due 11/29/2023		100,000	102,987
JPMorgan Chase & Co. FRS Senior Notes 3.18% (3 ML+0.90%) due 04/25/2023		600,000	604,922
Morgan Stanley FRS Senior Notes 3.26% (SOFR+0.83%) due 06/10/2022		400,000	400,952
Morgan Stanley Senior Notes 3.74% due 04/24/2024		900,000	935,026
Morgan Stanley Senior Notes 4.00% due 07/23/2025		60,000	63,952

			7,101,457

Diversified Manufacturing Operations — 0.1%
General Electric Capital Corp. Senior Notes 3.10% due 01/09/2023		400,000	403,590
General Electric Co. Senior Notes 5.55% due 01/05/2026		400,000	448,728

			852,318

Electric-Integrated — 0.8%
AEP Texas, Inc. Senior Notes 3.95% due 06/01/2028		1,300,000	1,405,125
Appalachian Power Co. Senior Notes 3.40% due 06/01/2025		550,000	568,163
Cleco Corporate Holdings LLC Senior Sec. Notes 3.74% due 05/01/2026		1,600,000	1,627,302
DTE Electric Co General Refunding Mtg. 3.70% due 06/01/2046		1,700,000	1,770,311
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026		1,000,000	989,752
Entergy Mississippi, Inc. 1st Mtg. Notes 2.85% due 06/01/2028		1,900,000	1,915,193

Security Description		Principal Amount**	Value (Note 2)
Electric-Integrated (continued)
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	$	700,000	$719,589
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.20% due 02/25/2022		700,000	712,124
Pacific Gas & Electric Co. Senior Notes 3.50% due 06/15/2025(6)		30,000	29,700
Pacific Gas & Electric Co. Senior Notes 4.25% due 08/01/2023*(6)		400,000	412,000
Southern California Edison Co. 1st Mtg. Notes 3.90% due 03/15/2043		200,000	200,646
Southern California Edison Co. 1st Mtg. Notes 4.05% due 03/15/2042		200,000	203,300

			10,553,205

Electronic Components-Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027		1,000,000	978,197
Broadcom, Inc. Company Guar. Notes 3.13% due 04/15/2021*		600,000	603,318

			1,581,515

Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc. Senior Notes 3.25% due 09/08/2024		700,000	698,267

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.95% due 05/15/2025		700,000	718,159

Finance-Consumer Loans — 0.0%
Synchrony Financial Senior Notes 2.70% due 02/03/2020		12,000	11,998

Finance-Credit Card — 0.0%
American Express Credit Corp. FRS Senior Notes 3.01% (3 ML+0.49%) due 08/15/2019		300,000	300,073

Finance-Investment Banker/Broker — 0.0%
Lazard Group LLC Senior Notes 3.75% due 02/13/2025		25,000	25,989
Lazard Group LLC Senior Notes 4.38% due 03/11/2029		200,000	213,373

			239,362

Finance-Other Services — 0.1%
BGC Partners, Inc. Senior Notes 5.13% due 05/27/2021		700,000	722,911

354

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Other Services (continued)
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	$	50,000	$50,234

			773,145

Food-Misc./Diversified — 0.1%
Conagra Brands, Inc. Senior Notes 5.30% due 11/01/2038		200,000	222,334
Kraft Heinz Foods Co. Company Guar. Notes 3.50% due 07/15/2022		100,000	102,204
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046		550,000	528,115
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*		300,000	309,537

			1,162,190

Gas-Distribution — 0.2%
Boston Gas Co. Senior Notes 3.00% due 08/01/2029*		700,000	706,393
Southern California Gas Co. 1st Mtg. Notes 4.13% due 06/01/2048		1,400,000	1,548,568

			2,254,961

Insurance-Life/Health — 0.6%
Great-West Lifeco Finance 2018 LP Company Guar. Notes 4.05% due 05/17/2028*		500,000	548,215
Jackson National Life Global Funding Senior Sec. Notes 2.60% due 12/09/2020*		1,090,000	1,093,606
Pacific Life Insurance Co. Sub. Notes 4.30% due 10/24/2067*		2,300,000	2,248,595
Pricoa Global Funding I Sec. Notes 2.55% due 11/24/2020*		1,070,000	1,072,973
Principal Life Global Funding II Senior Sec. Notes 2.20% due 04/08/2020*		400,000	399,674
Protective Life Global Funding Sec. Notes 2.70% due 11/25/2020*		1,070,000	1,075,063
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*		1,600,000	1,756,766

			8,194,892

Insurance-Multi-line — 0.1%
MetLife, Inc. Senior Notes 4.05% due 03/01/2045		10,000	10,842
Metropolitan Life Global Funding I Sec. Notes 2.00% due 04/14/2020*		150,000	149,676

Security Description		Principal Amount**	Value (Note 2)
Insurance-Multi-line (continued)
Metropolitan Life Global Funding I Sec. Notes 2.50% due 12/03/2020*	$	1,230,000	$1,232,615

			1,393,133

Insurance-Mutual — 0.0%
New York Life Insurance Co. Sub. Notes 4.45% due 05/15/2069*		400,000	450,368

Insurance-Property/Casualty — 0.0%
First American Financial Corp. Senior Notes 4.60% due 11/15/2024		20,000	21,321

Insurance-Reinsurance — 0.0%
Reinsurance Group of America, Inc. Senior Notes 3.90% due 05/15/2029		300,000	312,285

Machinery-General Industrial — 0.1%
Wabtec Corp. Company Guar. Notes 4.40% due 03/15/2024		1,600,000	1,680,829

Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 3.38% due 05/15/2022		550,000	563,634
Boston Scientific Corp. Senior Notes 4.70% due 03/01/2049		300,000	349,651

			913,285

Medical Products — 0.0%
Zimmer Biomet Holdings, Inc. Senior Notes 2.70% due 04/01/2020		10,000	10,008
Zimmer Biomet Holdings, Inc. Senior Notes 3.15% due 04/01/2022		30,000	30,398
Zimmer Biomet Holdings, Inc. Senior Notes 3.55% due 04/01/2025		30,000	30,998

			71,404

Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 4.40% due 05/01/2045		700,000	748,048
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022		6,000	6,131

			754,179

Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 4.25% due 11/14/2028		1,600,000	1,706,284
Bayer US Finance II LLC FRS Company Guar. Notes 3.42% (3 ML+1.01%) due 12/15/2023*		200,000	200,294
Zoetis, Inc. Senior Notes 3.90% due 08/20/2028		1,200,000	1,286,717

			3,193,295

355

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 4.55% due 04/15/2028	$	600,000	$631,769

Medical-HMO — 0.1%
UnitedHealth Group, Inc. Senior Notes 2.88% due 12/15/2021		310,000	314,154
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039		200,000	201,404
UnitedHealth Group, Inc. Senior Notes 3.70% due 08/15/2049		200,000	202,272
UnitedHealth Group, Inc. Senior Notes 3.88% due 08/15/2059		200,000	201,378

			919,208

Medical-Hospitals — 0.1%
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046		700,000	720,382

Oil-Field Services — 0.1%
Patterson-UTI Energy, Inc. Senior Notes 3.95% due 02/01/2028		1,200,000	1,171,758

Pipelines — 0.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.75% due 03/01/2027*		1,200,000	1,125,024
Energy Transfer Partners LP Company Guar. Notes 4.05% due 03/15/2025		100,000	104,052
Energy Transfer Partners LP Company Guar. Notes 4.75% due 01/15/2026		40,000	43,089
Energy Transfer Partners LP Company Guar. Notes 6.05% due 06/01/2041		1,200,000	1,346,888
Enterprise Products Operating LLC Company Guar. Notes 4.80% due 02/01/2049		1,300,000	1,447,374
ONEOK, Inc. Company Guar. Notes 4.35% due 03/15/2029		1,900,000	2,028,033
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023		600,000	651,874
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.75% due 05/15/2024		1,600,000	1,774,994

			8,521,328

Real Estate Investment Trusts — 1.0%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.50% due 07/30/2029		100,000	111,066
American Tower Corp. Senior Notes 2.25% due 01/15/2022		1,200,000	1,193,651

Security Description		Principal Amount**	Value (Note 2)
Real Estate Investment Trusts (continued)
American Tower Corp. Senior Notes 3.38% due 10/15/2026	$	1,200,000	$1,228,826
American Tower Corp. Senior Notes 4.00% due 06/01/2025		690,000	732,812
Brixmor Operating Partnership LP FRS Senior Notes 3.30% (3 ML+1.05%) due 02/01/2022		1,400,000	1,399,998
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026		290,000	315,667
Crown Castle International Corp. Senior Notes 4.88% due 04/15/2022		900,000	953,184
Crown Castle International Corp. Senior Notes 5.25% due 01/15/2023		800,000	868,050
Goodman US Finance Three LLC Company Guar. Notes 3.70% due 03/15/2028*		1,200,000	1,216,219
Regency Centers LP Company Guar. Notes 4.65% due 03/15/2049		100,000	113,754
STORE Capital Corp. Senior Notes 4.63% due 03/15/2029		100,000	106,687
Welltower, Inc. Senior Notes 3.95% due 09/01/2023		300,000	315,089
Welltower, Inc. Senior Notes 4.95% due 09/01/2048		1,000,000	1,150,775
Weyerhaeuser Co. Senior Notes 4.00% due 11/15/2029		2,700,000	2,893,652
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024		500,000	532,534

			13,131,964

Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*		12,000	12,688

Retail-Restaurants — 0.1%
McDonald’s Corp. Senior Notes 3.80% due 04/01/2028		900,000	972,627

Telephone-Integrated — 0.4%
AT&T, Inc. FRS Senior Notes 3.26% (3 ML+0.93%) due 06/30/2020		90,000	90,568
AT&T, Inc. FRS Senior Notes 3.62% (3 ML+1.18%) due 06/12/2024		3,800,000	3,870,186

356

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
AT&T, Inc. Senior Notes 4.35% due 03/01/2029	$	200,000	$215,989
Verizon Communications, Inc. Senior Notes 3.38% due 02/15/2025		14,000	14,600
Verizon Communications, Inc. Senior Notes 4.02% due 12/03/2029*		90,000	97,625
Verizon Communications, Inc. Senior Notes 4.33% due 09/21/2028		1,435,000	1,592,119

			5,881,087

Tobacco — 0.1%
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037		700,000	674,639
Reynolds American, Inc. Company Guar. Notes 4.00% due 06/12/2022		20,000	20,726
Reynolds American, Inc. Company Guar. Notes 4.85% due 09/15/2023		100,000	107,687

			803,052

Transport-Truck — 0.1%
JB Hunt Transport Services, Inc. Company Guar. Notes 3.88% due 03/01/2026		900,000	950,261

Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.45% due 07/01/2024*		200,000	206,375
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.95% due 03/10/2025*		1,000,000	1,050,401

			1,256,776

Water — 0.0%
American Water Capital Corp. Senior Notes 3.40% due 03/01/2025		20,000	20,768

Total U.S. Corporate Bonds & Notes (cost $104,963,107)			109,236,926

FOREIGN CORPORATE BONDS & NOTES — 4.8%
Airlines — 0.2%
British Airways Pass-Through Trust Pass-Through Certs. Series 2019-1, Class A 3.35% due 12/15/2030*		600,000	603,660
British Airways Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.80% due 03/20/2033*		583,545	611,719
WestJet Airlines, Ltd. Company Guar. Notes 3.50% due 06/16/2021*		1,000,000	1,002,804

			2,218,183

Security Description		Principal Amount**	Value (Note 2)
Airport Development/Maintenance — 0.0%
Sydney Airport Finance Co. Pty, Ltd. Senior Sec. Notes 3.38% due 04/30/2025*	$	20,000	$20,317
Sydney Airport Finance Co. Pty, Ltd. Senior Sec. Notes 3.63% due 04/28/2026*		300,000	308,276

			328,593

Banks-Commercial — 1.0%
AIB Group PLC Senior Notes 4.75% due 10/12/2023*		1,000,000	1,051,281
Bank of Ireland Group PLC Senior Notes 4.50% due 11/25/2023*		1,300,000	1,355,726
Bank of Montreal Notes 1.75% due 06/15/2021*		1,500,000	1,489,208
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 2.30% due 03/05/2020*		200,000	199,816
BPCE SA FRS Senior Notes 3.68% (3 ML+1.24%) due 09/12/2023*		2,200,000	2,222,541
Dexia Credit Local SA Government Guar. Notes 1.88% due 09/15/2021*		2,700,000	2,688,142
Mizuho Bank, Ltd. Company Guar. Notes 3.60% due 09/25/2024*		200,000	209,873
Santander UK Group Holdings PLC Senior Notes 2.88% due 10/16/2020		990,000	991,249
Santander UK Group Holdings PLC Senior Notes 3.13% due 01/08/2021		140,000	140,568
Santander UK Group Holdings PLC Senior Notes 3.57% due 01/10/2023		200,000	202,354
Santander UK Group Holdings PLC Senior Notes 3.82% due 11/03/2028		200,000	202,889
Santander UK PLC FRS Senior Notes 3.18% (3 ML+0.66%) due 11/15/2021		1,200,000	1,202,148
Sumitomo Mitsui Banking Corp. Company Guar. Notes 2.65% due 07/23/2020		850,000	852,666

			12,808,461

Banks-Fiduciary — 0.0%
Mitsubishi UFJ Trust & Banking Corp. Senior Notes 2.65% due 10/19/2020*		200,000	200,540

357

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Beverages-Wine/Spirits — 0.1%
Bacardi, Ltd. Company Guar. Notes 4.45% due 05/15/2025*	$	200,000	$211,361
Pernod-Ricard SA Senior Notes 5.75% due 04/07/2021*		400,000	420,936

			632,297

Building Societies — 0.1%
Nationwide Building Society Senior Notes 3.96% due 07/18/2030*		1,400,000	1,410,609

Casino Hotels — 0.0%
Sands China, Ltd. Senior Notes 5.40% due 08/08/2028		200,000	223,857

Diversified Banking Institutions — 2.2%
Barclays PLC Senior Notes 3.25% due 02/12/2027	GBP	700,000	869,757
Barclays PLC Senior Notes 3.65% due 03/16/2025		950,000	951,330
Barclays PLC Senior Notes 4.61% due 02/15/2023		1,000,000	1,028,984
Barclays PLC FRS Senior Notes 4.66% (3 ML+2.11%) due 08/10/2021		1,900,000	1,943,784
BNP Paribas SA Senior Notes 3.38% due 01/09/2025*		2,200,000	2,236,822
Credit Suisse Group AG Senior Bonds 3.87% due 01/12/2029*		900,000	929,801
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.75% due 03/26/2025		250,000	260,293
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.80% due 06/09/2023		1,500,000	1,555,050
Deutsche Bank AG FRS Senior Notes 3.86% (3 ML+1.29%) due 02/04/2021		1,600,000	1,591,130
HSBC Holdings PLC FRS Senior Notes 3.79% (3 ML+1.50%) due 01/05/2022		300,000	306,550
HSBC Holdings PLC FRS Senior Notes 3.82% (3 ML+1.38%) due 09/12/2026		1,000,000	1,007,605
HSBC Holdings PLC Senior Notes 4.30% due 03/08/2026		550,000	587,954
Lloyds Banking Group PLC Senior Notes 4.05% due 08/16/2023		2,400,000	2,503,135

Security Description		Principal Amount**	Value (Note 2)
Diversified Banking Institutions (continued)
Lloyds Banking Group PLC Senior Notes 4.38% due 03/22/2028	$	600,000	$635,092
Mitsubishi UFJ Financial Group, Inc. FRS Senior Notes 3.13% (3 ML+0.86%) due 07/26/2023		2,200,000	2,208,184
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.41% due 03/07/2024		100,000	103,288
Mizuho Financial Group, Inc. FRS Senior Notes 3.45% (3 ML+1.00%) due 09/11/2024		800,000	807,254
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023		800,000	814,639
Royal Bank of Scotland Group PLC Senior Notes 4.89% due 05/18/2029		1,100,000	1,171,962
Royal Bank of Scotland Group PLC Senior Notes 5.08% due 01/27/2030		900,000	973,965
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.06% due 07/14/2021		1,000,000	993,574
UBS Group Funding Switzerland AG Company Guar. Notes 2.65% due 02/01/2022*		1,600,000	1,606,804
UBS Group Funding Switzerland AG FRS Company Guar. Notes 4.11% (3 ML+1.53%) due 02/01/2022*		900,000	923,141
UBS Group Funding Switzerland AG Company Guar. Notes 4.13% due 04/15/2026*		550,000	588,157
UniCredit SpA Senior Notes 6.57% due 01/14/2022*		900,000	963,120
UniCredit SpA Senior Notes 7.83% due 12/04/2023*		1,300,000	1,501,851

			29,063,226

Diversified Financial Services — 0.1%
Shinhan Financial Group Co., Ltd. Sub. Notes 3.34% due 02/05/2030*		800,000	804,348

Electric-Distribution — 0.1%
SP Group Treasury Pte, Ltd. Company Guar. Notes 3.38% due 02/27/2029*		700,000	734,466

Finance-Leasing Companies — 0.2%
Mitsubishi UFJ Lease & Finance Co., Ltd. Senior Notes 2.65% due 09/19/2022*		1,200,000	1,197,943

358

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Finance-Leasing Companies (continued)
ORIX Corp. Senior Notes 3.25% due 12/04/2024	$	1,400,000	$1,437,779

			2,635,722

Insurance-Reinsurance — 0.1%
RenaissanceRe Holdings, Ltd. Senior Notes 3.60% due 04/15/2029		800,000	826,465

Medical-Drugs — 0.1%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 1.90% due 09/23/2019		1,000,000	999,199
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023		400,000	404,194
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026		500,000	508,159

			1,911,552

Oil & Gas Drilling — 0.0%
Odebrecht Drilling Norbe, Ltd. Senior Sec. Notes 6.35% due 12/01/2021		521,686	517,779

Oil Companies-Exploration & Production — 0.2%
Sinopec Group Overseas Development 2018, Ltd. Company Guar. Notes 4.13% due 09/12/2025*		1,600,000	1,713,633
Woodside Finance, Ltd. Company Guar. Notes 3.65% due 03/05/2025*		10,000	10,249
Woodside Finance, Ltd. Company Guar. Notes 3.70% due 03/15/2028*		200,000	202,755
Woodside Finance, Ltd. Company Guar. Notes 4.50% due 03/04/2029*		300,000	320,549

			2,247,186

Oil Companies-Integrated — 0.1%
Eni SpA Senior Notes 4.75% due 09/12/2028*		900,000	993,873

Real Estate Investment Trusts — 0.1%
VEREIT Operating Partnership LP Company Guar. Notes 4.63% due 11/01/2025		1,300,000	1,405,104

Regional Agencies — 0.2%
Japan Finance Organization for Municipalities Senior Notes 2.13% due 10/25/2023*		2,700,000	2,689,881

Tobacco — 0.0%
BAT International Finance PLC Company Guar. Notes 3.50% due 06/15/2022*		20,000	20,431

Security Description		Principal Amount**	Value (Note 2)
Tobacco (continued)
BAT International Finance PLC Company Guar. Notes 3.95% due 06/15/2025*	$	40,000	$41,429

			61,860

Transport-Equipment & Leasing — 0.0%
SMBC Aviation Capital Finance DAC Company Guar. Notes 2.65% due 07/15/2021*		200,000	199,454
SMBC Aviation Capital Finance DAC Company Guar. Notes 3.55% due 04/15/2024*		300,000	308,099

			507,553

Transport-Marine — 0.0%
AP Moller - Maersk A/S Senior Notes 3.75% due 09/22/2024*		600,000	615,634

Total Foreign Corporate Bonds & Notes (cost $61,310,034)			62,837,189

U.S. GOVERNMENT AGENCIES — 30.5%
Federal Home Loan Mtg. Corp. — 0.7%
4.50% due 08/01/2048		3,421,768	3,629,082
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series W5FX, Class AFX 3.21% due 04/25/2028(2)(5)		2,700,000	2,830,458
Federal Home Loan Mtg. Corp. REMIC Series 4745, Class CZ 3.50% due 01/15/2048(1)		1,056,896	1,107,330
Federal Home Loan Mtg. Corp. REMIC FRS Series 4579, Class FD 2.79% (1 ML+0.35%) due 01/15/2038(1)		1,139,596	1,132,753
Federal Home Loan Mtg. Corp. REMIC VRS Series 4579, Class SD 2.84% due 01/15/2038(1)(5)(7)		1,139,596	73,163
Federal Home Loan Mtg. Corp. STRIPS 3.57% (5.89%-1 ML) due 09/15/2043(1)(7)(8)		1,878,058	335,647

			9,108,433

Federal National Mtg. Assoc. — 1.1%
3.70% due 09/01/2034		919,501	1,008,667
4.00% due 07/01/2045		3,014,136	3,173,008
4.00% due 02/01/2046		2,729,768	2,871,443
4.00% due 09/01/2046		2,696,020	2,837,467
Federal National Mtg. Assoc. REMIC Series 2013-17, Class TI 3.00% due 03/25/2028(1)(7)		1,091,960	87,120
Federal National Mtg. Assoc. REMIC FRS Series 2012-113, Class PF 2.62% (1 ML+0.35%) due 10/25/2040(1)		678,473	680,042

359

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Series 2007-85, Class FL 2.81% (1 ML+0.54%) due 09/25/2037(1)	$	2,405,795	$2,423,151
Series 2012-21, Class FQ 2.82% (1 ML+0.55%) due 02/25/2041(1)		738,834	742,829

			13,823,727

Government National Mtg. Assoc. — 0.6%
Government National Mtg. Assoc. REMIC FRS
Series 2016-H10, Class FJ 3.03% (1 ML+0.60%) due 04/20/2066(1)		192,191	192,446
Series 2014-H02, Class FB 3.08% (1 ML+0.65%) due 12/20/2063(1)		865,773	869,313
Series 2016-H14, Class FA 3.23% (1 ML+0.80%) due 06/20/2066(1)		1,406,798	1,416,270
Series 2016-H17, Class FC 3.26% (1 ML+0.83%) due 08/20/2066(1)		3,160,218	3,185,690
Series 2016-H11, Class F 3.27% (1 ML+0.80%) due 05/20/2066(1)		2,368,471	2,384,192

			8,047,911

Uniform Mtg. Backed Securities — 28.1%
2.50% due August TBA		12,900,000	12,744,797
3.00% due August TBA		31,000,000	31,264,590
3.00% due September TBA		14,900,000	15,014,150
4.00% due August TBA		216,300,000	223,898,562
4.00% due September TBA		2,200,000	2,276,598
4.50% due September TBA		14,600,000	15,307,187
5.50% due September TBA		800,000	857,288
3.50% due August TBA		6,100,000	6,248,211
3.50% due September TBA		55,000,000	56,319,141

			363,930,524

Total U.S. Government Agencies (cost $394,585,165)			394,910,595

U.S. GOVERNMENT TREASURIES — 33.3%
United States Treasury Bonds — 9.3%
zero coupon due 08/15/2044 STRIPS		100,000	52,604
1.00% due 02/15/2046 TIPS(9)		3,242,220	3,440,766
1.00% due 02/15/2048 TIPS(9)		2,076,880	2,214,687
2.75% due 08/15/2047		1,560,000	1,626,970
2.75% due 11/15/2047		100,000	104,309
2.88% due 05/15/2043		300,000	320,766
2.88% due 11/15/2046		290,000	310,119
3.00% due 05/15/2042		5,300,000	5,801,430
3.00% due 11/15/2044		8,130,000	8,876,944
3.00% due 02/15/2048		4,320,000	4,729,556
3.00% due 08/15/2048		1,570,000	1,720,867
3.00% due 02/15/2049(14)		1,290,000	1,415,825
3.13% due 11/15/2041		8,690,000	9,717,185
3.13% due 02/15/2042		8,890,000	9,936,311
3.13% due 08/15/2044(14)		25,480,000	28,408,210
3.13% due 05/15/2048		1,320,000	1,479,999
3.38% due 05/15/2044		7,200,000	8,362,125
4.25% due 05/15/2039		5,900,000	7,708,719

Security Description		Principal Amount**	Value (Note 2)
United States Treasury Bonds (continued)
4.25% due 11/15/2040	$	7,280,000	$9,540,781
4.38% due 05/15/2040		200,000	266,023
4.38% due 05/15/2041		5,500,000	7,336,484
4.50% due 08/15/2039		1,750,000	2,360,928
6.25% due 05/15/2030		3,660,000	5,149,877

			120,881,485

United States Treasury Notes — 24.0%
0.13% due 04/15/2022 TIPS(9)		1,158,256	1,146,083
0.50% due 01/15/2028 TIPS(9)		10,557,884	10,742,884
0.75% due 07/15/2028 TIPS(9)		4,080,600	4,257,801
0.88% due 01/15/2029 TIPS(9)		2,129,715	2,244,927
1.50% due 03/31/2023		6,640,000	6,557,000
1.63% due 05/15/2026		4,559,000	4,469,957
1.75% due 02/28/2022(15)		2,500,000	2,492,676
1.88% due 03/31/2022(14)		47,600,000	47,631,609
1.88% due 04/30/2022		9,700,000	9,701,895
1.88% due 07/31/2022(15)		3,200,000	3,201,625
1.88% due 08/31/2022		38,800,000	38,822,734
2.00% due 12/31/2021(15)		2,600,000	2,607,922
2.00% due 11/30/2022		5,741,000	5,767,238
2.00% due 11/15/2026		7,635,000	7,663,631
2.13% due 05/15/2025		14,270,000	14,450,605
2.25% due 04/30/2021(15)		1,100,000	1,105,930
2.25% due 02/15/2027(14)		65,500,000	66,853,496
2.25% due 08/15/2027(14)		48,880,000	49,893,878
2.25% due 11/15/2027		2,330,000	2,377,328
2.38% due 05/15/2029		990,000	1,020,937
2.50% due 01/31/2024		60,000	61,662
2.50% due 05/15/2024		7,300,000	7,514,723
2.63% due 02/15/2029(14)		6,050,000	6,365,498
2.75% due 04/30/2023(15)		3,400,000	3,509,570
2.88% due 05/15/2028		470,000	503,157
3.00% due 09/30/2025		4,300,000	4,571,773
3.00% due 10/31/2025		4,320,000	4,595,400

			310,131,939

Total U.S. Government Treasuries (cost $417,062,265)			431,013,424

FOREIGN GOVERNMENT OBLIGATIONS — 0.6%
Sovereign — 0.6%
Emirate of Abu Dhabi Senior Notes 3.13% due 10/11/2027*		500,000	518,450
Republic of Indonesia Senior Notes 4.45% due 02/11/2024		2,200,000	2,351,976
Republic of Peru Senior Notes 5.94% due 02/12/2029*	PEN	4,400,000	1,486,956
Republic of Peru Senior Notes 6.15% due 08/12/2032*	PEN	700,000	239,786
State of Kuwait Senior Bonds 3.50% due 03/20/2027*		1,000,000	1,059,008

360

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description		Shares/ Principal Amount**	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Tokyo Metropolitan Government Senior Notes 2.00% due 05/17/2021*	$	2,400,000	$2,386,417

Total Foreign Government Obligations (cost $7,677,828)			8,042,593

MUNICIPAL BONDS & NOTES — 0.0%
County of Miami-Dade Florida Revenue Bonds Series C 3.86% due 10/01/2029 (cost $400,000)		400,000	436,468

OPTIONS - PURCHASED(10) — 0.6%
Exchange-Traded Put Options — Purchased (cost $8,461,372)		1,722	7,462,000

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.4%
Banks-Commercial — 0.1%
Stichting AK Rabobank Certificaten 6.50% due 09/29/2019(11)	EUR	900,000	1,233,221

Diversified Banking Institutions — 0.2%
HSBC Holdings PLC 5.88% due 09/28/2026(11)	GBP	500,000	638,452
JPMorgan Chase & Co. 5.00% due 08/01/2024(11)		1,200,000	1,212,000

			1,850,452

Electric-Distribution — 0.1%
CenterPoint Energy, Inc. Series A 6.13% due 09/01/2023(11)		1,500,000	1,564,050

Insurance-Multi-line — 0.0%
Voya Financial, Inc. Company Guar. Notes 4.70% due 01/23/2048		200,000	184,211

Investment Management/Advisor Services — 0.0%
Brighthouse Holdings LLC Series A 6.50% due 07/27/2037*(11)		500,000	470,000

Total Preferred Securities/Capital Securities (cost $5,101,732)			5,301,934

Total Long-Term Investment Securities (cost $1,066,416,779)			1,086,483,748

SHORT-TERM INVESTMENT SECURITIES — 0.2%
Certificates of Deposit — 0.2%
Barclays Bank PLC FRS 2.68% (3 ML+0.40%) due 10/25/2019		600,000	600,430
Lloyds Bank Corporate Markets PLC FRS 2.81% (3 ML+0.50%) due 10/26/2020		1,300,000	1,303,467

			1,903,897

Security Description	Principal Amount**	Value (Note 2)
Commercial Paper — 0.0%
Enbridge US, Inc. 2.83% due 08/06/2019*	300,000	$299,877

Total Short-Term Investment Securities (cost $2,199,882)		2,203,774

REPURCHASE AGREEMENTS — 76.1%
Agreement with Barclays Bank PLC, bearing interest at 2.60%, dated 07/31/2019, to be repurchased 08/01/2019 in the amount of $131,309,483 and collateralized by $128,930,000 of United States Treasury Notes, bearing interest at 2.25% due 11/15/2027 and having an approximate value of $136,088,593	131,300,000	131,300,000
Agreement with JPMorgan Chase, bearing interest at 2.28%, dated 07/31/2019, to be repurchased 08/01/2019 in the amount of $277,017,543 and collateralized by $283,521,000 of United States Treasury Notes, bearing interest at 0.13% due 04/15/2020 and having an approximate value of $284,172,067	277,000,000	277,000,000
Agreement with JPMorgan Chase, bearing interest at 2.75%, dated 07/31/2019, to be repurchased 08/02/2019 in the amount of $277,021,160 and collateralized by $277,638,000 of United States Treasury Notes, bearing interest at 3.00% due 11/15/2045 and having an approximate value of $286,629,643	277,000,000	277,000,000
Agreement with Toronto-Dominion Bank, bearing interest at 2.65%, dated 07/31/2019, to be repurchased 08/01/2019 in the amount of $300,222,098 and collateralized by $300,200,000 of United States TIPS, bearing interest at 0.75% due 02/15/2045 having an approximate value of $312,356,227	300,200,000	300,200,000

Total Repurchase Agreements (cost $985,500,000)		985,500,000

TOTAL INVESTMENTS (cost $2,054,116,661)(12)	160.1%	2,074,187,522
Liabilities in excess of other assets	(60.1)	(778,647,560)

NET ASSETS	100.0%	$1,295,539,962

REVERSE REPURCHASE AGREEMENTS(13) (11.4%)		(147,851,663)

361

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2019, the aggregate value of these securities was $109,265,391 representing 8.4% of net assets.
**	Denominated in United States Dollars unless otherwise indicated.
(1)	Collateralized Mortgage Obligation
(2)	Commercial Mortgage Backed Security
(3)	Securities classified as Level 3 (see Note 2).
(4)	Collateralized Loan Obligation
(5)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(6)	Security in default
(7)	Interest Only
(8)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at July 31, 2019.
(9)	Principal amount of security is adjusted for inflation.

(10)	Options — Purchased:

Exchange-Traded Put Options — Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at July 31, 2019	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	June 2020	$2,050	574	$171,073,812	$1,099,204	$924,140	$(175,064)
S&P 500 Index	June 2020	2,350	574	171,073,812	2,413,692	2,115,190	(298,502)
S&P 500 Index	June 2020	2,650	574	171,073,812	4,948,476	4,422,670	(525,806)

					$8,461,372	$7,462,000	$(999,372)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

(11)	Perpetual maturity — maturity date reflects the next call date.
(12)	See Note 3 for cost of investments on a tax basis.
(13)	Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Amount Borrowed	Amount Payable
J.P. Morgan Securities LLC	2.35%	7/25/2019	8/5/2019	$(1,414,163)	$(1,414,809)
J.P. Morgan Securities LLC	2.55	7/30/2019	8/6/2019	(45,319,500)	(45,325,920)
J.P. Morgan Securities LLC	2.57	7/9/2019	8/5/2019	(60,490,500)	(60,589,822)
J.P. Morgan Securities LLC	2.58	5/16/2019	8/6/2019	(38,380,000)	(38,591,794)
Royal Bank of Scotland	2.55	7/22/2019	8/2/2019	(2,247,500)	(2,249,092)

				$(147,851,663)	$(148,171,437)

(14)	The security or portion thereof was pledged as collateral for reverse repurchase agreements.
(15)	The security or portion thereof was pledged as collateral to cover margin requirements for open derivative contracts.

PEN — Peruvian Sol

CLO — Collateralized Loan Obligation

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate Trading of Registered Interest and Principal Securities

TIPS — Treasury Inflation Protected Securities

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at July 31, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

3 ML GBP — 3 Month British Pound Sterling LIBOR

362

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Over the Counter Written Put Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Received	Value at July 31, 2019	Unrealized Appreciation / (Depreciation)
Put option to enter into an interest rate swap for the right to receive a fixed rate of 1.00% versus CDX Investment Grade Index maturing on 09/18/2019	Citibank N.A.	September 2019	1.00%	$8,800	$9,240	$740	$8,500

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation

822	Long	Russell 2000 E-Mini Index	September 2019	$62,973,811	$64,802,370	$1,828,559

5,585	Long	S&P 500 E-Mini Index	September 2019	812,283,813	832,807,275	20,523,462

748	Long	U.S. Treasury 2 Year Notes	September 2019	159,920,997	160,375,875	454,878

						$22,806,899

						Unrealized (Depreciation)

365	Long	90 Day Euro Dollar	September 2019	$89,356,939	$89,228,813	$(128,126)

163	Long	U.S. Treasury 10 Year Notes	September 2019	20,820,923	20,769,766	(51,157)

95	Long	U.S. Treasury 10 Year Ultra Long Bonds	September 2019	13,100,258	13,095,156	(5,102)

49	Short	Euro-OAT	September 2019	8,760,744	9,071,061	(310,317)

1,485	Short	U.S. Treasury 5 Year Notes	September 2019	173,117,215	174,568,712	(1,451,497)

485	Short	U.S. Treasury Long Bonds	September 2019	72,751,469	75,462,969	(2,711,500)

15	Short	U.S. Treasury Ultra Bonds	September 2019	2,621,142	2,663,436	(42,294)

						$(4,699,993)

		Net Unrealized Appreciation (Depreciation)				$18,106,906

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	GBP	7,294,000	USD	8,894,595	09/03/2019	$10,505	$—
	JPY	25,400,000	USD	235,303	08/15/2019	1,608	—
	USD	1,237,068	EUR	1,087,000	08/02/2019	—	(33,758)
	USD	8,880,755	GBP	7,294,000	08/02/2019	—	(10,524)
	USD	563,573	JPY	60,700,000	08/15/2019	—	(5,097)
	USD	539,106	IDR	7,938,337,200	09/18/2019	20,264	—

						32,377	(49,379)

Barclays Bank PLC	USD	539,908	INR	37,919,874	09/18/2019	5,751	—

Citibank N.A.	GBP	7,294,000	USD	9,281,938	08/02/2019	411,707	—
	JPY	62,800,000	USD	576,956	08/15/2019	—	(841)
	PEN	5,797,212	USD	1,761,000	08/19/2019	7,378	—
	USD	2,572,274	MXN	50,556,000	08/14/2019	60,536	—
	USD	2,604,701	JPY	281,400,000	08/15/2019	—	(15,657)
	USD	2,301,118	RUB	151,385,980	08/15/2019	72,609	—
	USD	489,887	COP	1,567,530,300	10/15/2019	—	(14,269)

						552,230	(30,767)

Goldman Sachs Bank USA	MXN	50,556,000	USD	2,572,571	08/14/2019	—	(60,240)

Net Unrealized Appreciation/(Depreciation)						$590,358	$(140,386)

363

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

COP	— Colombian Peso	IDR	— Indonesian Rupiah	MXN	— Mexican Peso
EUR	— Euro Currency	INR	— Indian Rupee	RUB	— New Russian Ruble
GBP	— British Pound Sterling	JPY	— Japanese Yen	USD	— United States Dollar

Over the Counter Total Return Swap Contracts
					Value
Counterparty	Notional Amount (000’s)	Termination Date	Fixed Payments Received (Paid) by the Portfolio	Total Return Received or Paid by Portfolio	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

Citibank	130,027	05/20/2020	(3 Month USD LIBOR-BBA minus 22 bps)	MSCI EAFE Index	$—	$4,287,297

Centrally Cleared Interest Rate Swap Contracts
			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received (Paid) by the Portfolio / Frequency	Payments Made by the Portfolio / Frequency	Upfront Premiums Paid/ (Received)	Unrealized Appreciation

EUR	6,400	12/18/2029	0.500%/Annually	6 Month USD EURIBOR-BBA/Annually	$119,862	$210,150

USD	300	12/20/2020	3 Month USD LIBOR-BBA/Quarterly	2.000%/Semi-annually	(544)	515

					$119,318	$210,665

			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received (Paid) by the Portfolio / Frequency	Payments Made by the Portfolio / Frequency	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)

JPY	740,000	03/20/2038	6 Month JPY LIBOR-BBA/Semi-annually	0.750%/Semi-annually	$96,007	$(745,210)

USD	5,800	08/20/2019	3 Month USD LIBOR-BBA/Quarterly	2.910%/Semi-annually	—	(1,139)

USD	54,400	02/04/2023	3 Month USD LIBOR-BBA/Quarterly	3.000%/Semi-annually	—	(1,346,203)

USD	13,500	06/19/2024	3 Month USD LIBOR-BBA/Quarterly	3.000%/Semi-annually	(471,617)	(268,088)

USD	106,900	06/19/2029	3 Month USD LIBOR-BBA/Quarterly	3.000%/Semi-annually	(5,484,886)	(4,650,318)

USD	21,000	12/10/2029	3 Month USD LIBOR-BBA/Quarterly	2.000%/Semi-annually	(35,670)	(45,270)

USD	20,100	03/10/2030	3 Month USD LIBOR-BBA/Quarterly	2.000%/Semi-annually	(19,056)	(54,982)

USD	100	01/13/2050	3 Month USD LIBOR-BBA/Quarterly	2.250%/Semi-annually	(235)	(1,243)

USD	400	03/12/2050	3 Month USD LIBOR-BBA/Quarterly	2.250%/Semi-annually	(862)	(5,033)

					$(5,916,319)	$(7,117,486)

Net Unrealized Appreciation/(Depreciation)					$(5,797,001)	$(6,906,821)

Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection(4)
					Value(3)
Reference Obligation	Fixed Deal Receive Rate / Payment Frequency	Maturity Date	Implied Credit Spread at July 31, 2019(1)	Notional Amount (2) (000’s)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX ITRAXX Investment Grade Index	1.000%/Quarterly	12/20/2023	0.4819%	$45,000	$(476,465)	$(501,340)

(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

364

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

BBA — British Banking Association

EUR — Euro Currency

EURIBOR — Euro Interbank Offered Rate

LIBOR — London Interbank Offered Rate

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$66,023,721	$1,218,898	$67,242,619
U.S. Corporate Bonds & Notes	—	109,236,926	—	109,236,926
Foreign Corporate Bonds & Notes	—	62,837,189	—	62,837,189
U.S. Government Agencies	—	394,910,595	—	394,910,595
U.S. Government Treasuries	—	431,013,424	—	431,013,424
Foreign Government Obligations	—	8,042,593	—	8,042,593
Municipal Bonds & Notes	—	436,468	—	436,468
Exchange-Traded Put Options - Purchased	7,462,000	—	—	7,462,000
Preferred Securities/Capital Securities	—	5,301,934	—	5,301,934
Short-Term Investment Securities	—	2,203,774	—	2,203,774
Repurchase Agreements	—	985,500,000	—	985,500,000

Total Investments at Value	$7,462,000	$2,065,506,624	$1,218,898	$2,074,187,522

Other Financial Instruments:+
Over the Counter Written Put Options on Interest Rate Swap Contracts	$—	$8,500	$—	$8,500
Futures Contracts	22,806,899	—	—	22,806,899
Forward Foreign Currency Contracts	—	590,358	—	590,358
Over the Counter Total Return Swap Contracts	—	4,287,297	—	4,287,297
Centrally Cleared Interest Rate Swap Contracts	—	210,665	—	210,665

Total Other Financial Instruments	$22,806,899	$5,096,820	$—	$27,903,719

LIABILITIES:
Investments at Value:*
Reverse Repurchase Agreements	$—	$147,851,663	$—	$147,851,663

Other Financial Instruments:+
Futures Contracts	$4,699,993	$—	$—	$4,699,993
Forward Foreign Currency Contracts	—	140,386	—	140,386
Centrally Cleared Interest Rate Swap Contracts	—	7,117,486	—	7,117,486
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	501,340	—	501,340

Total Other Financial Instruments	$4,699,993	$7,759,212	$—	$12,459,205

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

365

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO PROFILE — July 31, 2019 — (unaudited)

Industry Allocation*

Cable/Satellite TV	6.5%
Real Estate Investment Trusts	5.3
Registered Investment Companies	5.0
Oil Companies-Exploration & Production	4.9
Cellular Telecom	4.7
Pipelines	4.1
Finance-Consumer Loans	2.6
Containers-Metal/Glass	2.3
Telephone-Integrated	2.3
Television	2.1
Satellite Telecom	1.8
Security Services	1.7
Oil-Field Services	1.6
Real Estate Operations & Development	1.5
Internet Content-Entertainment	1.4
Medical-Hospitals	1.4
Batteries/Battery Systems	1.4
Computers	1.3
Radio	1.3
Cosmetics & Toiletries	1.2
Metal-Copper	1.2
Agricultural Chemicals	1.2
Medical-Drugs	1.1
Rental Auto/Equipment	1.1
Oil Field Machinery & Equipment	1.1
Applications Software	1.0
Distribution/Wholesale	1.0
Metal-Iron	0.9
Commercial Services	0.9
Building & Construction-Misc.	0.9
Food-Misc./Diversified	0.9
Electronic Parts Distribution	0.8
Hotels/Motels	0.8
Finance-Leasing Companies	0.8
Auto-Heavy Duty Trucks	0.8
Finance-Mortgage Loan/Banker	0.8
Medical-HMO	0.8
Multimedia	0.8
Building-Heavy Construction	0.8
Building & Construction Products-Misc.	0.7
Energy-Alternate Sources	0.7
Food-Meat Products	0.7
Casino Services	0.7
Enterprise Software/Service	0.7
Containers-Paper/Plastic	0.7
Electronic Components-Semiconductors	0.7
Dialysis Centers	0.7
Retail-Appliances	0.7
Computers-Integrated Systems	0.6
E-Commerce/Services	0.6
Independent Power Producers	0.6
Retail-Restaurants	0.6
Diagnostic Equipment	0.6
Retail-Petroleum Products	0.5
Retail-Automobile	0.5
Computers-Memory Devices	0.5
Insurance-Property/Casualty	0.5
Food-Retail	0.5
Consumer Products-Misc.	0.5
Real Estate Management/Services	0.5
Finance-Investment Banker/Broker	0.5

Theaters	0.5%
Casino Hotels	0.5
Food-Dairy Products	0.5
Internet Connectivity Services	0.5
Electric-Distribution	0.5
Diversified Minerals	0.5
Disposable Medical Products	0.5
Electric-Generation	0.5
Auto/Truck Parts & Equipment-Original	0.5
Poultry	0.5
Finance-Auto Loans	0.5
Investment Companies	0.5
Coal	0.5
Retail-Pawn Shops	0.5
Steel-Producers	0.4
Medical-Generic Drugs	0.4
Chemicals-Plastics	0.4
Human Resources	0.4
Paper & Related Products	0.4
Diversified Financial Services	0.4
Medical Products	0.4
Electric-Integrated	0.4
Computer Software	0.4
Chemicals-Fibers	0.4
Oil & Gas Drilling	0.4
Machinery-Construction & Mining	0.3
Hazardous Waste Disposal	0.3
Gambling (Non-Hotel)	0.3
Publishing-Books	0.3
Chemicals-Diversified	0.3
Medical Labs & Testing Services	0.3
Airlines	0.2

98.8%

Credit Quality#†

Baa	3.4%
Ba	38.0
B	47.1
Caa	9.2
Not Rated@	2.3

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody's
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

366

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 75.1%
Airlines — 0.2%
Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2020(1)	$47,941	$48,219
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	605,283	621,807

		670,026

Applications Software — 1.0%
CDK Global, Inc. Senior Notes 5.88% due 06/15/2026	1,563,000	1,662,641
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	1,705,000	1,773,200

		3,435,841

Auto-Heavy Duty Trucks — 0.8%
Allison Transmission, Inc. Senior Notes 5.00% due 10/01/2024*	1,595,000	1,620,440
JB Poindexter & Co., Inc. Senior Notes 7.13% due 04/15/2026*	986,000	1,005,720

		2,626,160

Batteries/Battery Systems — 1.4%
Energizer Holdings, Inc. Company Guar. Notes 6.38% due 07/15/2026*	2,010,000	2,095,425
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	2,500,000	2,550,000

		4,645,425

Building & Construction Products-Misc. — 0.7%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	2,350,000	2,470,438

Building & Construction-Misc. — 0.9%
Frontdoor, Inc. Senior Notes 6.75% due 08/15/2026*	1,654,000	1,761,510
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	1,229,000	1,229,000

		2,990,510

Building-Heavy Construction — 0.8%
Tutor Perini Corp. Company Guar. Notes 6.88% due 05/01/2025*	2,571,000	2,522,794

Cable/Satellite TV — 4.5%
Block Communications, Inc. Senior Notes 6.88% due 02/15/2025*	2,108,000	2,202,860

Security Description	Principal Amount	Value (Note 2)
Cable/Satellite TV (continued)
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	$1,161,000	$1,191,534
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 05/01/2025*	830,000	856,975
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 06/01/2029*	735,000	761,644
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	524,000	547,580
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	581,000	604,240
Charter Communications Operating LLC/Charter Communications Operating Capital FRS Senior Sec. Notes 3.90% (3 ML+1.65%) due 02/01/2024	1,686,000	1,719,315
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	1,375,000	1,435,156
CSC Holdings LLC Company Guar. Notes 5.38% due 07/15/2023*	395,000	405,112
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	5,155,000	5,399,863

		15,124,279

Casino Services — 0.7%
Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 09/15/2026	2,180,000	2,353,572

Cellular Telecom — 2.9%
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	8,688,000	9,687,120

Chemicals-Fibers — 0.4%
Rayonier AM Products, Inc. Company Guar. Notes 5.50% due 06/01/2024*	1,525,000	1,220,000

Chemicals-Plastics — 0.4%
Neon Holdings, Inc. Senior Sec. Notes 10.13% due 04/01/2026*	1,479,000	1,416,143

Coal — 0.5%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*	1,566,000	1,552,219

367

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Commercial Services — 0.9%
Harsco Corp. Company Guar. Notes 5.75% due 07/31/2027*	$1,088,000	$1,120,640
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*	1,925,000	1,922,016

		3,042,656

Computer Software — 0.4%
Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*	1,360,000	1,244,400

Computers — 1.3%
Dell International LLC/EMC Corp. Senior Sec. Notes 6.02% due 06/15/2026*	3,890,000	4,300,952

Computers-Integrated Systems — 0.6%
Diebold Nixdorf, Inc. Company Guar. Notes 8.50% due 04/15/2024	2,127,000	2,081,801

Consumer Products-Misc. — 0.5%
Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028	1,761,000	1,761,000

Containers-Metal/Glass — 1.7%
Crown Americas LLC/Crown Americas Capital Corp. Company Guar. Notes 4.50% due 01/15/2023	325,000	335,562
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	1,295,000	1,521,625
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	2,172,000	2,258,880
Silgan Holdings, Inc. Senior Notes 4.75% due 03/15/2025	1,700,000	1,725,500

		5,841,567

Containers-Paper/Plastic — 0.2%
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	589,000	627,285

Cosmetics & Toiletries — 1.2%
Coty, Inc. Company Guar. Notes 6.50% due 04/15/2026*	2,400,000	2,310,000
First Quality Finance Co., Inc. Company Guar. Notes 5.00% due 07/01/2025*	1,761,000	1,787,415

		4,097,415

Diagnostic Equipment — 0.6%
Ortho-Clinical Diagnostics, Inc. Senior Notes 6.63% due 05/15/2022*	1,890,000	1,842,750

Security Description	Principal Amount	Value (Note 2)
Dialysis Centers — 0.7%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024	$2,209,000	$2,206,835

Distribution/Wholesale — 1.0%
Anixter, Inc. Company Guar. Notes 6.00% due 12/01/2025	1,224,000	1,334,160
H&E Equipment Services, Inc. Company Guar. Notes 5.63% due 09/01/2025	2,030,000	2,085,825

		3,419,985

E-Commerce/Services — 0.5%
GrubHub Holdings, Inc. Company Guar. Notes 5.50% due 07/01/2027*	1,569,000	1,610,202

Electric-Distribution — 0.5%
NextEra Energy Operating Partners LP Senior Notes 4.25% due 07/15/2024*	1,625,000	1,647,344

Electric-Generation — 0.5%
Vistra Operations Co. LLC Company Guar. Notes 5.00% due 07/31/2027*	1,585,000	1,622,644

Electric-Integrated — 0.4%
Talen Energy Supply LLC Senior Sec. Notes 6.63% due 01/15/2028*	657,000	629,899
Talen Energy Supply LLC Senior Sec. Notes 7.25% due 05/15/2027*	732,000	722,572

		1,352,471

Electronic Components-Semiconductors — 0.7%
Amkor Technology, Inc. Senior Notes 6.63% due 09/15/2027*	2,152,000	2,244,794

Electronic Parts Distribution — 0.8%
Ingram Micro, Inc. Senior Notes 5.45% due 12/15/2024	2,734,000	2,813,282

Energy-Alternate Sources — 0.7%
Pattern Energy Group, Inc. Company Guar. Notes 5.88% due 02/01/2024*	2,373,000	2,420,460

Enterprise Software/Service — 0.7%
Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024	2,200,000	2,288,000

Finance-Auto Loans — 0.5%
Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026*	1,446,000	1,559,945

Finance-Consumer Loans — 2.6%
Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	2,329,000	2,247,485
Enova International, Inc. Company Guar. Notes 8.50% due 09/15/2025*	1,420,000	1,366,750

368

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Consumer Loans (continued)
SLM Corp. Senior Notes 5.63% due 08/01/2033	$2,824,000	$2,358,040
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	2,425,000	2,712,556

		8,684,831

Finance-Investment Banker/Broker — 0.5%
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	1,662,000	1,724,325

Finance-Mortgage Loan/Banker — 0.8%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	2,500,000	2,581,550

Food-Dairy Products — 0.0%
Land O’ Lakes, Inc. Junior Sub. Notes 7.00% due 09/18/2028*(9)	110,000	104,363

Food-Misc./Diversified — 0.9%
Lamb Weston Holdings, Inc. Company Guar. Notes 4.63% due 11/01/2024*	1,095,000	1,138,548
Post Holdings, Inc. Company Guar. Notes 5.50% due 03/01/2025*	1,645,000	1,710,800

		2,849,348

Food-Retail — 0.5%
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC Company Guar. Notes 5.75% due 03/15/2025	1,739,000	1,773,780

Gambling (Non-Hotel) — 0.3%
Twin River Worldwide Holdings, Inc. Senior Notes 6.75% due 06/01/2027*	988,000	1,029,990
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014†*(1)	569,536	32,919

		1,062,909

Hazardous Waste Disposal — 0.3%
Clean Harbors, Inc. Senior Notes 4.88% due 07/15/2027*	1,046,000	1,076,073

Hotels/Motels — 0.8%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Company Guar. Notes 6.13% due 12/01/2024	952,000	1,021,020
Wyndham Worldwide Corp. Senior Sec. Notes 5.40% due 04/01/2024	875,000	920,937
Wyndham Worldwide Corp. Senior Sec. Notes 5.75% due 04/01/2027	805,000	856,319

		2,798,276

Security Description	Principal Amount	Value (Note 2)
Independent Power Producers — 0.6%
Clearway Energy Operating LLC Company Guar. Notes 5.75% due 10/15/2025*	$997,000	$1,034,088
NRG Yield Operating LLC Company Guar. Notes 5.00% due 09/15/2026	907,000	907,000

		1,941,088

Insurance-Property/Casualty — 0.5%
AmWINS Group, Inc. Company Guar. Notes 7.75% due 07/01/2026*	1,715,000	1,790,031

Internet Connectivity Services — 0.5%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	1,598,000	1,665,915

Internet Content-Entertainment — 1.4%
Netflix, Inc. Senior Notes 4.38% due 11/15/2026	2,529,000	2,554,290
Netflix, Inc. Senior Notes 5.88% due 02/15/2025	2,057,000	2,239,291

		4,793,581

Investment Companies — 0.5%
FS Energy & Power Fund Senior Sec. Notes 7.50% due 08/15/2023*	1,529,000	1,559,580

Machinery-Construction & Mining — 0.3%
Terex Corp. Company Guar. Notes 5.63% due 02/01/2025*	1,095,000	1,092,263

Medical Labs & Testing Services — 0.3%
Catalent Pharma Solutions, Inc. Company Guar. Notes 5.00% due 07/15/2027*	828,000	850,770

Medical Products — 0.4%
Hologic, Inc. Company Guar. Notes 4.38% due 10/15/2025*	1,350,000	1,355,724

Medical-Generic Drugs — 0.4%
Par Pharmaceutical, Inc. Senior Sec. Notes 7.50% due 04/01/2027*	1,591,000	1,443,833

Medical-HMO — 0.8%
Centene Corp. Senior Notes 4.75% due 01/15/2025	603,000	620,336
MPH Acquisition Holdings LLC Company Guar. Notes 7.13% due 06/01/2024*	2,000,000	1,939,920

		2,560,256

Medical-Hospitals — 1.4%
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	4,400,000	4,758,424

369

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Metal-Copper — 0.6%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	$1,931,000	$1,935,248

Metal-Iron — 0.4%
Cleveland-Cliffs, Inc. Company Guar. Notes 5.75% due 03/01/2025	1,291,000	1,311,011

Multimedia — 0.8%
E.W. Scripps Co. Company Guar. Notes 5.13% due 05/15/2025*	2,525,000	2,531,313

Oil Companies-Exploration & Production — 4.2%
Brazos Valley Longhorn LLC Company Guar. Notes 6.88% due 02/01/2025	2,000,000	1,850,000
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026	1,705,000	1,662,375
Centennial Resource Production LLC Company Guar. Notes 6.88% due 04/01/2027*	1,650,000	1,608,750
Chaparral Energy, Inc. Senior Notes 8.75% due 07/15/2023*	2,934,000	1,687,050
Extraction Oil & Gas, Inc. Company Guar. Notes 5.63% due 02/01/2026*	2,150,000	1,586,743
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	2,563,000	2,454,072
Lonestar Resources America, Inc. Company Guar. Notes 11.25% due 01/01/2023*	1,985,000	1,855,975
Southwestern Energy Co. Company Guar. Notes 7.50% due 04/01/2026	1,600,000	1,400,000

		14,104,965

Oil Field Machinery & Equipment — 1.1%
Forum Energy Technologies, Inc. Company Guar. Notes 6.25% due 10/01/2021	1,645,000	1,468,162
Hi-Crush Partners LP Company Guar. Notes 9.50% due 08/01/2026*	3,326,000	2,120,325

		3,588,487

Oil-Field Services — 1.6%
Calfrac Holdings LP Company Guar. Notes 8.50% due 06/15/2026*	1,740,000	1,174,500
Nine Energy Service, Inc. Senior Notes 8.75% due 11/01/2023*	937,000	915,918
Pioneer Energy Services Corp. Company Guar. Notes 6.13% due 03/15/2022	2,263,000	882,570
SESI LLC Company Guar. Notes 7.75% due 09/15/2024	2,298,000	1,378,800

Security Description	Principal Amount	Value (Note 2)
Oil-Field Services (continued)
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	$1,073,000	$1,116,027

		5,467,815

Pipelines — 4.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.75% due 03/01/2027*	937,000	878,456
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 7.00% due 06/30/2024	2,625,000	2,985,990
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025	1,315,000	1,362,695
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	1,950,000	1,915,875
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	650,000	653,250
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	1,124,000	1,171,770
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	1,275,000	1,254,281
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 11/15/2023	1,415,000	1,361,938
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	2,131,000	2,045,760

		13,630,015

Poultry — 0.5%
Pilgrim’s Pride Corp. Company Guar. Notes 5.88% due 09/30/2027*	1,520,000	1,596,000

Publishing-Books — 0.3%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance Senior Notes 7.88% due 05/15/2024*	1,135,000	1,018,663

Radio — 1.3%
Sirius XM Radio, Inc. Company Guar. Notes 4.63% due 07/15/2024*	3,515,000	3,617,989
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	611,000	638,495

		4,256,484

370

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts — 5.3%
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025	$2,329,000	$2,410,515
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	1,414,000	1,454,653
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	1,390,000	1,512,487
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 5.25% due 07/15/2024*	984,000	1,034,430
Iron Mountain, Inc. Company Guar. Notes 4.88% due 09/15/2027*	1,860,000	1,846,050
iStar, Inc. Senior Notes 5.25% due 09/15/2022	1,064,000	1,081,205
iStar, Inc. Senior Notes 6.00% due 04/01/2022	898,000	920,450
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.75% due 02/01/2027*	849,000	916,079
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	2,293,000	2,373,255
Sabra Health Care LP Company Guar. Notes 5.13% due 08/15/2026	2,536,000	2,654,464
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	1,598,000	1,621,650

		17,825,238

Real Estate Management/Services — 0.5%
Newmark Group, Inc. Senior Notes 6.13% due 11/15/2023	1,609,000	1,727,694

Real Estate Operations & Development — 1.5%
Greystar Real Estate Partners LLC Senior Sec. Notes 5.75% due 12/01/2025*	2,003,000	2,048,067
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	2,830,000	2,889,487

		4,937,554

Rental Auto/Equipment — 1.1%
Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	1,860,000	1,608,900
Capitol Investment Merger Sub 2 LLC Sec Notes. 10.00% due 08/01/2024*	900,000	927,000

Security Description	Principal Amount	Value (Note 2)
Rental Auto/Equipment (continued)
Herc Holdings, Inc. Company Guar. Notes 5.50% due 07/15/2027*	$1,174,000	$1,175,467

		3,711,367

Retail-Appliances — 0.7%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	2,194,000	2,183,030

Retail-Automobile — 0.5%
Lithia Motors, Inc. Company Guar. Notes 5.25% due 08/01/2025*	1,763,000	1,820,298

Retail-Pawn Shops — 0.5%
FirstCash, Inc. Company Guar. Notes 5.38% due 06/01/2024*	1,466,000	1,513,689

Retail-Restaurants — 0.6%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	1,828,000	1,864,560

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(1)(2)(3)	750,000	0

Satellite Telecom — 0.6%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	1,923,000	2,073,879

Security Services — 1.0%
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.25% due 04/15/2024*	1,862,000	1,899,277
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.75% due 04/15/2026*	1,368,000	1,426,140

		3,325,417

Steel-Producers — 0.4%
Commercial Metals Co. Senior Notes 5.75% due 04/15/2026	1,429,000	1,471,870

Telephone-Integrated — 2.3%
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024	4,000,000	4,378,760
Frontier Communications Corp. Senior Notes 7.63% due 04/15/2024	2,973,000	1,639,015
Frontier Communications Corp. Senior Notes 8.75% due 04/15/2022	2,575,000	1,557,875

		7,575,650

Television — 1.8%
Belo Corp. Company Guar. Notes 7.25% due 09/15/2027	1,080,000	1,204,200

371

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Television (continued)
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027	$1,977,000	$2,243,895
Gray Television, Inc. Company Guar. Notes 5.13% due 10/15/2024*	1,097,000	1,125,796
Tribune Media Co. Company Guar. Notes 5.88% due 07/15/2022	1,550,000	1,575,575

		6,149,466

Total U.S. Corporate Bonds & Notes (cost $251,676,439)		250,826,948

FOREIGN CORPORATE BONDS & NOTES — 16.4%
Agricultural Chemicals — 1.2%
Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*	2,220,000	2,261,625
OCI NV Senior Sec. Notes 6.63% due 04/15/2023*	1,544,000	1,605,760

		3,867,385

Auto/Truck Parts & Equipment-Original — 0.5%
Delphi Jersey Holdings PLC Company Guar. Notes 5.00% due 10/01/2025*	1,840,000	1,614,600

Cable/Satellite TV — 2.0%
Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*	3,365,000	3,524,837
Altice Luxembourg SA Company Guar. Notes 7.63% due 02/15/2025*	2,045,000	2,004,182
UPCB Finance IV, Ltd. Senior Sec. Notes 5.38% due 01/15/2025*	1,100,000	1,127,500

		6,656,519

Casino Hotels — 0.5%
Wynn Macau, Ltd. Senior Notes 5.50% due 10/01/2027*	1,660,000	1,672,450

Cellular Telecom — 1.8%
Altice France SA Senior Sec. Notes 8.13% due 02/01/2027*	550,000	598,813
C&W Senior Financing Designated Activity Co. Senior Notes 6.88% due 09/15/2027*	2,185,000	2,286,165
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	2,808,000	2,992,275

		5,877,253

Chemicals-Diversified — 0.3%
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*	906,000	933,180

Security Description	Principal Amount	Value (Note 2)
Computers-Memory Devices — 0.5%
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025	$1,765,000	$1,790,119

Containers-Metal/Glass — 0.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 5.25% due 08/15/2027*	622,000	622,778
Trivium Packaging Finance BV Senior Sec. Notes 5.50% due 08/15/2026*	677,000	698,156
Trivium Packaging Finance BV Company Guar. Notes 8.50% due 08/15/2027*	736,000	776,693

		2,097,627

Containers-Paper/Plastic — 0.5%
Intertape Polymer Group, Inc. Company Guar. Notes 7.00% due 10/15/2026*	1,568,000	1,622,880

Diversified Financial Services — 0.4%
Fairstone Financial, Inc. Senior Notes 7.88% due 07/15/2024*	1,328,000	1,367,840

Diversified Minerals — 0.5%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 5.13% due 03/15/2023*	1,575,000	1,639,969

Finance-Leasing Companies — 0.8%
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.13% due 10/01/2023*	1,675,000	1,779,855
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.25% due 05/15/2024*	797,000	855,516

		2,635,371

Food-Meat Products — 0.7%
JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.75% due 06/15/2025*	452,000	466,690
JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.88% due 07/15/2024*	1,860,000	1,911,150

		2,377,840

Medical-Drugs — 1.1%
Bausch Health Cos., Inc. Company Guar. Notes 6.13% due 04/15/2025*	3,745,000	3,852,669

Metal-Copper — 0.6%
First Quantum Minerals, Ltd. Company Guar. Notes 6.50% due 03/01/2024*	916,000	881,210
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*	1,182,000	1,170,180

		2,051,390

Metal-Iron — 0.5%
Mineral Resources, Ltd. Senior Notes 8.13% due 05/01/2027*	1,699,000	1,783,780

372

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil & Gas Drilling — 0.4%
Noble Holding International, Ltd. Company Guar. Notes 7.88% due 02/01/2026*	$1,407,000	$1,199,468

Oil Companies-Exploration & Production — 0.7%
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	2,526,000	2,526,000

Paper & Related Products — 0.4%
Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*	1,003,000	1,013,030
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	360,000	365,058

		1,378,088

Retail-Petroleum Products — 0.5%
eG Global Finance PLC Senior Sec. Notes 6.75% due 02/07/2025*	1,848,000	1,854,930

Satellite Telecom — 1.2%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023	2,411,000	2,221,134
Telesat Canada/Telesat LLC Company Guar. Notes 8.88% due 11/15/2024*	1,524,000	1,645,920

		3,867,054

Security Services — 0.7%
Garda World Security Corp. Senior Notes 8.75% due 05/15/2025*	2,210,000	2,259,725

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II SCA Sub. Notes 6.03% due 01/15/2015†*(1)(2)(3)	1,210,000	0

Total Foreign Corporate Bonds & Notes (cost $54,825,406)		54,926,137

LOANS(5)(6)(7) — 1.5%
Disposable Medical Products — 0.5%
Sterigenics-Nordion Holdings LLC FRS BTL 5.23% (1 ML+3.00%) due 05/15/2022	1,652,547	1,632,579

E-Commerce/Services — 0.1%
RentPath LLC FRS 2nd Lien 11.24% (1 ML+9.00%) due 12/17/2022	2,913,240	349,589

Human Resources — 0.4%
Team Health Holdings, Inc. FRS 1st Lien 4.98% (1 ML+2.75%) due 02/06/2024	1,602,703	1,404,369

Security Description	Shares/ Principal Amount	Value (Note 2)
Theaters — 0.5%
William Morris Endeavor Entertainment LLC FRS BTL-B1 4.99% (1 ML+2.75%) due 05/29/2025	$1,764,355	$1,716,571

Total Loans (cost $7,711,849)		5,103,108

COMMON STOCKS — 0.3%
Television — 0.3%
ION Media Networks, Inc.†(1)(4) (cost $8)	822	893,514

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.5%
Food-Dairy Products — 0.5%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028* (cost $1,470,670)	1,410,000	1,561,575

Total Long-Term Investment Securities (cost $315,684,372)		313,311,282

SHORT-TERM INVESTMENT SECURITIES — 5.0%
Registered Investment Companies — 5.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.26%(8) (cost $16,554,987)	16,554,987	16,554,987

TOTAL INVESTMENTS (cost $332,239,359)(10)	98.8%	329,866,269
Other assets less liabilities	1.2	4,047,640

NET ASSETS	100.0%	$333,913,909

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2019, the aggregate value of these securities was $185,567,706 representing 55.6% of net assets.
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	Security in default of interest and principal at maturity.
(3)	Company has filed for bankruptcy protection.

373

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2019, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc	03/05/2014	822	$8	$893,514	$1,087.00	0.27%

(5)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(6)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(7)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(8)	The rate shown is the 7-day yield as of July 31, 2019.
(9)	Perpetual maturity – maturity date reflects the next call date.
(10)	See Note 3 for cost of investments on a tax basis.

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at July 31, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes:
Airlines	$—	$621,807	$48,219	$670,026
Gambling (Non-Hotel)	—	1,029,990	32,919	1,062,909
Rubber/Plastic Products	—	—	0	0
Other Industries	—	249,094,013	—	249,094,013
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	54,926,137	—	54,926,137
Loans	—	5,103,108	—	5,103,108
Common Stocks	—	—	893,514	893,514
Preferred Securities/Capital Securities	—	1,561,575	—	1,561,575
Short-Term Investment Securities	16,554,987	—	—	16,554,987

Total Investments at Value	$16,554,987	$312,336,630	$974,652	$329,866,269

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

374

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio

PORTFOLIO PROFILE — July 31, 2019 — (unaudited)

Industry Allocation*

Banks-Commercial	8.6%
Medical-Drugs	8.1
Oil Companies-Integrated	7.8
Diversified Banking Institutions	5.5
Insurance-Multi-line	5.3
Insurance-Life/Health	4.9
Electronic Components-Misc.	4.0
Cellular Telecom	3.9
Import/Export	3.8
Building-Heavy Construction	3.0
Telephone-Integrated	2.6
Electronic Components-Semiconductors	2.4
Building Products-Cement	2.2
Cosmetics & Toiletries	2.2
Electric-Integrated	2.0
Diversified Manufacturing Operations	2.0
Food-Retail	2.0
Water	1.9
Food-Misc./Diversified	1.8
Audio/Video Products	1.7
Aerospace/Defense	1.4
Diversified Minerals	1.4
Metal-Diversified	1.3
Tobacco	1.3
Distribution/Wholesale	1.3
Brewery	1.2
Investment Management/Advisor Services	1.2
Private Equity	1.1
Airlines	1.1
Insurance-Property/Casualty	1.1
Finance-Leasing Companies	1.1
Telecom Services	1.0
Auto/Truck Parts & Equipment-Original	1.0
Rental Auto/Equipment	1.0
Airport Development/Maintenance	0.9
Building & Construction Products-Misc.	0.8
Machinery-General Industrial	0.8
Hotels/Motels	0.8
Metal Processors & Fabrication	0.7
Toys	0.7
Motorcycle/Motor Scooter	0.6
Machinery-Material Handling	0.6
Oil Companies-Exploration & Production	0.5
Medical Instruments	0.4
Auto-Cars/Light Trucks	0.2
Repurchase Agreements	0.2
Insurance-Reinsurance	0.1
Real Estate Investment Trusts	0.1

99.6%

Country Allocation*

Japan	21.0%
United Kingdom	20.6
France	13.0
Switzerland	8.9
Netherlands	5.9
Australia	5.6
Canada	4.6
Ireland	4.1
Germany	4.0
Hong Kong	2.6
South Korea	1.7
Sweden	1.3
Jersey	1.3
Spain	1.2
Norway	1.0
Finland	1.0
Singapore	0.9
Taiwan	0.7
United States	0.2

99.6%

*	Calculated as a percentage of net assets

375

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.4%
Australia — 5.6%
Australia & New Zealand Banking Group, Ltd.	288,257	$5,487,337
Boral, Ltd.	289,911	1,020,270
Qantas Airways, Ltd.	632,033	2,463,359
QBE Insurance Group, Ltd.	302,018	2,573,011
Telstra Corp., Ltd.	635,259	1,720,696
Vicinity Centres	129,648	230,731

		13,495,404

Canada — 4.6%
BCE, Inc.	54,900	2,480,858
Encana Corp.	252,900	1,155,468
Magna International, Inc.	45,812	2,310,385
Suncor Energy, Inc.	173,851	4,988,436

		10,935,147

Finland — 1.0%
Fortum Oyj	103,425	2,375,692

France — 13.0%
AXA SA	185,129	4,679,036
Cie de Saint-Gobain	51,720	1,980,447
Eurazeo SE	40,555	2,719,213
Natixis SA	386,072	1,547,568
Sanofi	56,240	4,692,592
SCOR SE	5,975	245,618
TOTAL SA	67,137	3,478,828
Veolia Environnement SA	180,865	4,548,402
Vinci SA	70,190	7,193,554

		31,085,258

Germany — 4.0%
Allianz SE	14,858	3,463,699
KION Group AG	26,287	1,411,253
Siemens AG	43,245	4,747,161

		9,622,113

Hong Kong — 2.6%
AIA Group, Ltd.	611,400	6,243,744

Ireland — 4.1%
Bank of Ireland Group PLC	284,609	1,252,777
CRH PLC	74,247	2,470,932
Dalata Hotel Group PLC	365,762	1,881,472
Kerry Group PLC, Class A (ISE)	26,082	3,020,848
Kerry Group PLC, Class A (LSE)	9,593	1,119,910

		9,745,939

Japan — 21.0%
Asahi Group Holdings, Ltd.	66,200	2,855,231
Hoya Corp.	30,900	2,374,078
ITOCHU Corp.	175,700	3,352,442
Japan Airlines Co., Ltd.	4,500	140,840
KDDI Corp.	64,400	1,681,642
Kyocera Corp.	24,000	1,468,192
Minebea Mitsumi, Inc.	182,700	3,126,094
Mitsubishi Corp.	211,000	5,674,146
Mizuho Financial Group, Inc.	1,394,600	1,971,879
Nintendo Co., Ltd.	4,300	1,575,396
Nippon Telegraph & Telephone Corp.	102,900	4,644,186
Nissan Motor Co., Ltd.	84,100	549,284
NSK, Ltd.	194,600	1,646,892
ORIX Corp.	176,500	2,523,568
Panasonic Corp.	185,400	1,566,632

Security Description	Shares	Value (Note 2)
Japan (continued)
SCREEN Holdings Co., Ltd.	46,900	$2,542,766
Seven & i Holdings Co., Ltd.	55,200	1,877,055
Shiseido Co., Ltd.	25,700	1,891,727
Sony Corp.	48,100	2,731,811
Sumitomo Mitsui Financial Group, Inc.	132,600	4,643,075
Yamaha Motor Co., Ltd.	83,300	1,459,006

		50,295,942

Jersey — 1.3%
Ferguson PLC	40,317	3,002,709

Netherlands — 5.9%
ING Groep NV	717,337	7,961,642
Koninklijke Ahold Delhaize NV	125,439	2,836,159
Unilever NV	57,416	3,311,845

		14,109,646

Norway — 1.0%
DNB ASA	134,026	2,395,932

Singapore — 0.9%
DBS Group Holdings, Ltd.	112,900	2,157,707

South Korea — 1.7%
Samsung Electronics Co., Ltd.	106,159	4,050,316

Spain — 1.2%
Aena SME SA*	11,893	2,143,834
CaixaBank SA	320,147	788,461

		2,932,295

Sweden — 1.3%
Skandinaviska Enskilda Banken AB, Class A	59,113	556,039
Tele2 AB, Class B	172,631	2,466,880

		3,022,919

Switzerland — 8.9%
Alcon, Inc.†	14,436	834,963
Chubb, Ltd.	29,406	4,494,413
Credit Suisse Group AG	118,775	1,438,440
LafargeHolcim, Ltd.	36,779	1,801,029
Novartis AG	100,239	9,191,826
SIG Combibloc Group AG	155,568	1,891,877
UBS Group AG	135,501	1,505,663

		21,158,211

Taiwan — 0.7%
Sino-American Silicon Products, Inc.	615,000	1,676,328

United Kingdom — 20.6%
Anglo American PLC	132,294	3,266,082
Ashtead Group PLC	84,169	2,298,338
AstraZeneca PLC	63,391	5,441,001
BAE Systems PLC	499,469	3,320,576
Imperial Brands PLC	123,142	3,114,877
Lloyds Banking Group PLC	3,885,526	2,516,597
Prudential PLC	267,956	5,526,295
Quilter PLC*	1,576,629	2,768,918
Rio Tinto PLC	55,348	3,142,721
Royal Dutch Shell PLC, Class A	207,722	6,537,702
Royal Dutch Shell PLC, Class B	116,216	3,668,016
SSE PLC	177,745	2,373,721
Vodafone Group PLC	2,835,966	5,165,118

		49,139,962

Total Long-Term Investment Securities (cost $235,199,368)		237,445,264

376

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 0.0%
United States Treasury Bills
2.09% due 08/20/2019	$52,000	$51,944
2.01% due 12/12/2019	62,000	61,535

Total Short-Term Investment Securities (cost $113,486)		113,479

REPURCHASE AGREEMENTS — 0.2%
Agreement with Bank of America N.A, bearing interest at 2.53%, dated 07/31/2019, to be repurchased 08/01/2019 in the amount of $541,038 and collateralized by $534,000 of United States Treasury Notes, bearing interest at 2.63%, due 06/30/2023 and having an approximate value of $552,744. (cost $541,000)	541,000	541,000

TOTAL INVESTMENTS (cost $235,853,854)(1)	99.6%	238,099,743
Other assets less liabilities	0.4	847,681

NET ASSETS	100.0%	$238,947,424

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2019, the aggregate value of these securities was $4,912,752 representing 2.1% of net assets.
(1)	See Note 3 for cost of investments on a tax basis.

ISE — Irish Stock Exchange

LSE — London Stock Exchange

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	CAD	2,466,400	USD	1,883,395	10/16/2019	$12,081	$—
	EUR	756,700	USD	854,549	09/18/2019	13,704	—
	GBP	737,500	USD	929,217	09/18/2019	30,267	—
	USD	2,960,229	JPY	326,205,500	08/21/2019	42,362	—
	USD	671,881	EUR	591,700	09/18/2019	—	(14,384)
	USD	1,990,031	GBP	1,564,800	09/18/2019	—	(82,674)

						98,414	(97,058)

Barclays Bank PLC	CAD	421,100	USD	321,574	10/16/2019	2,076	—
	CHF	10,623,200	USD	10,752,785	09/18/2019	27,707	—
	HKD	5,393,800	USD	687,917	08/21/2019	—	(1,288)
	JPY	91,979,200	USD	852,205	08/21/2019	5,573	—
	USD	4,192,534	HKD	32,825,400	08/21/2019	1,804	—
	USD	848,313	JPY	91,979,200	08/21/2019	—	(1,682)
	USD	2,351,346	GBP	1,850,900	09/18/2019	—	(95,257)

						37,160	(98,227)

Citibank N.A.	CAD	3,224,300	USD	2,462,399	10/16/2019	16,049	—
	DKK	4,617,000	USD	702,477	09/18/2019	15,294	—
	EUR	1,153,100	USD	1,301,519	09/18/2019	20,194	—
	JPY	66,999,800	USD	613,571	08/21/2019	—	(3,135)
	USD	2,644,933	JPY	292,950,100	08/21/2019	51,555	—
	USD	1,348,080	DKK	8,903,300	09/18/2019	—	(22,935)
	USD	784,246	EUR	688,900	09/18/2019	—	(18,740)
	USD	543,142	GBP	427,500	09/18/2019	—	(22,056)

						103,092	(66,866)

Goldman Sachs International	CAD	77,300	USD	59,035	10/16/2019	385	—
	JPY	100,392,900	USD	925,830	08/21/2019	1,753	—
	TWD	36,186,700	USD	1,172,989	08/21/2019	10,355	—
	USD	2,098,935	JPY	229,982,200	08/21/2019	17,959	—
	USD	595,032	NZD	890,000	10/16/2019	—	(9,779)

						30,452	(9,779)

377

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
HSBC Bank USA N.A.	GBP	1,168,900	USD	1,432,355	09/18/2019	$7,565	$—
	USD	4,893,773	EUR	4,335,000	09/18/2019	—	(76,721)

						7,565	(76,721)

JPMorgan Chase Bank N.A.	CAD	2,015,600	USD	1,539,230	10/16/2019	9,948	—
	EUR	40,400	USD	45,608	09/18/2019	716	—
	JPY	251,113,700	USD	2,333,996	08/21/2019	22,595	—
	KRW	4,502,207,900	USD	3,892,455	08/21/2019	101,545	—
	NOK	5,482,300	USD	630,841	09/18/2019	11,029	—
	USD	5,021,114	JPY	546,252,700	08/21/2019	6,923	—
	USD	133,706	KRW	156,743,500	08/21/2019	—	(1,726)
	USD	1,069,258	SGD	1,454,800	08/21/2019	—	(10,289)
	USD	6,017,408	CHF	5,945,500	09/18/2019	—	(14,890)
	USD	2,083,040	GBP	1,639,800	09/18/2019	—	(84,263)
	USD	1,641,435	AUD	2,339,800	10/16/2019	—	(37,383)

						152,756	(148,551)

NatWest Markets PLC	GBP	1,433,800	USD	1,794,044	09/18/2019	46,364	—

State Street Bank and Trust Co.	CAD	1,931,400	USD	1,474,994	10/16/2019	9,597	—
	EUR	712,700	USD	802,903	09/18/2019	10,951	—
	JPY	258,052,600	USD	2,374,116	08/21/2019	—	(1,155)
	SEK	2,714,900	USD	288,924	09/18/2019	6,930	—
	USD	2,330,176	JPY	258,052,600	08/21/2019	45,094	—
	USD	2,782,903	AUD	3,966,900	10/16/2019	—	(63,391)
	USD	203,497	CAD	267,900	10/16/2019	—	(235)
	USD	1,489,542	ILS	5,284,700	10/16/2019	22,224	—

						94,796	(64,781)

UBS AG	CAD	2,561,300	USD	1,955,878	10/16/2019	12,561	—
	USD	1,425,539	SEK	13,354,200	09/18/2019	—	(38,452)

						12,561	(38,452)

Westpac Banking Corp.	CAD	1,929,200	USD	1,473,172	10/16/2019	9,444	—

Net Unrealized Appreciation/(Depreciation)						$592,604	$(600,435)

AUD	— Australian Dollar	HKD	— Hong Kong Dollar	SEK	— Swedish Krona
CAD	— Canadian Dollar	ILS	— Israeli Shekel	SGD	— Singapore Dollar
CHF	— Swiss Franc	JPY	— Japanese Yen	TWD	— New Taiwan Dollar
DKK	— Danish Krone	KRW	— South Korean Won	USD	— United States Dollar
EUR	— Euro Currency	NOK	— Norwegian Krone
GBP	— Pound Sterling	NZD	— New Zealand Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$15,429,560	$222,015,704	**	$—	$237,445,264
Short-Term Investment Securities	—	113,479		—	113,479
Repurchase Agreements	—	541,000		—	541,000

Total Investments at Value	$15,429,560	$222,670,183		$—	$238,099,743

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$592,604		$—	$592,604

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$600,435		$—	$600,435

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
+	Amounts presented represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

378

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO PROFILE — July 31, 2019 — (unaudited)

Industry Allocation*

Registered Investment Companies	40.4%
Diversified Banking Institutions	5.3
Exchange-Traded Funds	4.9
Banks-Commercial	3.9
Medical-Drugs	3.0
Real Estate Investment Trusts	2.5
Telephone-Integrated	2.0
Pipelines	1.9
Finance-Credit Card	1.6
Oil Companies-Integrated	1.5
Insurance-Life/Health	1.4
Banks-Super Regional	1.3
Oil Companies-Exploration & Production	1.2
Food-Misc./Diversified	1.1
Applications Software	1.0
Electronic Components-Semiconductors	0.8
Tobacco	0.8
Computers	0.7
Transport-Rail	0.7
Electric-Integrated	0.7
Diversified Manufacturing Operations	0.7
Data Processing/Management	0.7
Cable/Satellite TV	0.6
Medical Products	0.6
Cosmetics & Toiletries	0.6
Brewery	0.6
Diversified Financial Services	0.5
Machinery-General Industrial	0.5
Gold Mining	0.5
Beverages-Wine/Spirits	0.5
Computer Services	0.5
Medical-Biomedical/Gene	0.5
Beverages-Non-alcoholic	0.4
Web Portals/ISP	0.4
E-Commerce/Products	0.4
Electronic Measurement Instruments	0.4
Insurance-Property/Casualty	0.4
Electric-Distribution	0.4
Commercial Services-Finance	0.4
Investment Management/Advisor Services	0.4
Pharmacy Services	0.4
Commercial Services	0.4
Cellular Telecom	0.3
Oil Refining & Marketing	0.3
Enterprise Software/Service	0.3
Auto-Cars/Light Trucks	0.3
Electric Products-Misc.	0.3
Electronic Components-Misc.	0.3
Chemicals-Diversified	0.2
Medical Instruments	0.2
Broadcast Services/Program	0.2
Advanced Materials	0.2
Building Products-Cement	0.2
Coatings/Paint	0.2
Networking Products	0.2
Retail-Discount	0.2
Power Converter/Supply Equipment	0.2
Food-Baking	0.2
Insurance-Multi-line	0.2
Retail-Restaurants	0.2
Home Decoration Products	0.2

Transport-Services	0.2%
Aerospace/Defense-Equipment	0.2
Internet Content-Entertainment	0.2
Food-Meat Products	0.2
Casino Hotels	0.2
Medical-HMO	0.2
Wireless Equipment	0.2
Banks-Money Center	0.2
Electronic Connectors	0.2
Diagnostic Equipment	0.2
Real Estate Operations & Development	0.2
Electronic Security Devices	0.2
Telecom Services	0.2
Metal-Diversified	0.2
Industrial Automated/Robotic	0.2
Auto/Truck Parts & Equipment-Original	0.1
Multimedia	0.1
Finance-Other Services	0.1
Finance-Consumer Loans	0.1
Food-Retail	0.1
Retail-Apparel/Shoe	0.1
Agricultural Chemicals	0.1
Diversified Minerals	0.1
Semiconductor Components-Integrated Circuits	0.1
Retail-Building Products	0.1
Instruments-Controls	0.1
Distribution/Wholesale	0.1
Banks-Fiduciary	0.1
Consumer Products-Misc.	0.1
Medical-Hospitals	0.1
Import/Export	0.1
Finance-Leasing Companies	0.1
Medical Labs & Testing Services	0.1
Consulting Services	0.1
Electric-Transmission	0.1
Textile-Apparel	0.1
Options Purchased	0.1
Athletic Footwear	0.1
Transport-Truck	0.1
Computer Data Security	0.1
Food-Confectionery	0.1
Publishing-Periodicals	0.1
Advertising Services	0.1
Entertainment Software	0.1
Retail-Catalog Shopping	0.1
Advertising Agencies	0.1
Soap & Cleaning Preparation	0.1

98.1%

379

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO PROFILE — July 31, 2019 — (unaudited) — (continued)

Country Allocation*

United States	85.3%
United Kingdom	2.7
Japan	1.5
Canada	1.4
France	1.3
Switzerland	0.8
Spain	0.7
Netherlands	0.7
Ireland	0.6
Australia	0.4
Cayman Islands	0.3
Mexico	0.2
Germany	0.2
Italy	0.2
Luxembourg	0.2
SupraNational	0.2
Hong Kong	0.2
Sweden	0.2
Norway	0.2
Denmark	0.1
Guernsey	0.1
Israel	0.1
Bermuda	0.1
Austria	0.1
South Korea	0.1
Singapore	0.1
Portugal	0.1

98.1%

Credit Quality#†

Aaa	2.3%
A	29.3
Baa	62.4
Ba	5.2
Not Rated@	0.8

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody's
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

380

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES — 0.5%
United States — 0.5%
Flagstar Mtg. Trust VRS Series 2017-2, Class A5 3.50% due 10/25/2047*(1)	$1,109,696	$1,126,341
JP Morgan Mtg. Trust VRS Series 2017-4, Class A5 3.50% due 11/25/2048*(1)	1,230,118	1,246,263
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(1)	961,899	965,437

Total Asset Backed Securities (cost $3,347,485)		3,338,041

FOREIGN CORPORATE BONDS & NOTES — 4.3%
Australia — 0.2%
Boral Finance Pty, Ltd. Company Guar. Notes 3.00% due 11/01/2022*	1,290,000	1,285,399

Canada — 0.7%
Canadian Natural Resources, Ltd. Senior Notes 4.95% due 06/01/2047	1,200,000	1,354,085
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027	449,000	462,473
Cenovus Energy, Inc. Senior Notes 5.40% due 06/15/2047	951,000	1,034,345
Rogers Communications, Inc. Company Guar. Notes 4.35% due 05/01/2049	1,488,000	1,616,156

		4,467,059

Cayman Islands — 0.1%
Avolon Holdings Funding, Ltd. Company Guar. Notes 3.63% due 05/01/2022*	474,000	480,494

France — 0.4%
BPCE SA Company Guar. Notes 3.00% due 05/22/2022*	2,250,000	2,270,885

Guernsey — 0.0%
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 4.55% due 04/17/2026	250,000	272,020

Hong Kong — 0.1%
AIA Group, Ltd. Senior Notes 3.60% due 04/09/2029*	750,000	784,770

Ireland — 0.4%
Bank of Ireland Group PLC Senior Notes 4.50% due 11/25/2023*	1,708,000	1,781,216
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	610,000	608,609

		2,389,825

Security Description	Principal Amount	Value (Note 2)
Luxembourg — 0.2%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 3.50% due 03/21/2026	$1,049,000	$1,085,964

Netherlands — 0.3%
Enel Finance International NV Company Guar. Notes 4.63% due 09/14/2025*	544,000	584,808
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.20% due 07/21/2021	1,170,000	1,097,986

		1,682,794

Spain — 0.5%
Banco Santander SA Senior Notes 2.71% due 06/27/2024	400,000	398,241
Banco Santander SA Senior Notes 3.13% due 02/23/2023	1,400,000	1,416,000
Banco Santander SA Senior Notes 3.31% due 06/27/2029	200,000	202,107
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	1,107,000	1,251,793

		3,268,141

SupraNational — 0.2%
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 3.88% due 06/18/2026*	1,072,000	1,099,968

United Kingdom — 1.1%
Barclays Bank PLC Sub. Notes 10.18% due 06/12/2021*	325,000	366,051
HSBC Holdings PLC Senior Notes 3.26% due 03/13/2023	959,000	972,095
HSBC Holdings PLC Senior Notes 3.80% due 03/11/2025	872,000	902,663
Lloyds Banking Group PLC Senior Notes 3.90% due 03/12/2024	368,000	380,687
Lloyds Banking Group PLC Senior Notes 4.05% due 08/16/2023	279,000	290,989
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023	930,000	947,018
Royal Bank of Scotland Group PLC Senior Notes 4.27% due 03/22/2025	405,000	414,762
Santander UK Group Holdings PLC Senior Notes 4.80% due 11/15/2024	1,005,000	1,067,336
Standard Chartered PLC Senior Notes 3.89% due 03/15/2024*	1,289,000	1,317,912

		6,659,513

Total Foreign Corporate Bonds & Notes (cost $24,826,584)		25,746,832

381

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 25.8%
United States — 25.8%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.00% due 01/15/2024	$139,000	$147,209
Altria Group, Inc. Company Guar. Notes 3.80% due 02/14/2024	580,000	603,808
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	197,000	176,169
American Express Co Senior Notes 3.13% due 05/20/2026	1,914,000	1,962,983
American Tower Corp. Senior Notes 3.80% due 08/15/2029	1,544,000	1,597,695
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	500,000	502,906
Amphenol Corp. Senior Notes 3.20% due 04/01/2024	372,000	381,922
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	871,000	989,092
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	380,000	370,754
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.00% due 04/13/2028	848,000	920,178
AT&T, Inc. Senior Notes 4.13% due 02/17/2026	660,000	706,270
AT&T, Inc. Senior Notes 4.10% due 02/15/2028	1,337,000	1,420,386
AT&T, Inc. Senior Notes 4.30% due 02/15/2030	655,000	703,553
AT&T, Inc. Senior Notes 4.30% due 12/15/2042	1,275,000	1,278,223
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	477,000	504,225
AT&T, Inc. Senior Notes 4.85% due 03/01/2039	750,000	818,966
AXA Equitable Holdings, Inc. Senior Notes 4.35% due 04/20/2028	302,000	317,370
AXA Equitable Holdings, Inc. Senior Notes 5.00% due 04/20/2048	1,017,000	1,077,794
Bank of America Corp. Senior Notes 3.00% due 12/20/2023	413,000	418,730
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	1,414,000	1,454,403

Security Description	Principal Amount	Value (Note 2)
United States (continued)
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	$320,000	$334,269
Bank of America Corp. Senior Notes 3.56% due 04/23/2027	3,525,000	3,674,603
Barrick North America Finance LLC Company Guar. Notes 5.75% due 05/01/2043	2,300,000	2,900,525
BAT Capital Corp. Company Guar. Notes 3.22% due 08/15/2024	1,998,000	2,014,245
BAT Capital Corp. Company Guar. Notes 3.56% due 08/15/2027	963,000	959,685
Bayer US Finance II LLC Company Guar. Notes 4.25% due 12/15/2025*	603,000	633,025
Bayer US Finance II LLC Company Guar. Notes 4.63% due 06/25/2038*	381,000	389,355
BB&T Corp Senior Notes 2.85% due 10/26/2024	1,600,000	1,622,891
BBVA USA Senior Notes 3.50% due 06/11/2021	1,500,000	1,525,034
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	2,280,000	2,355,819
Boston Properties LP Senior Notes 3.40% due 06/21/2029	776,000	797,301
Boston Properties LP Senior Notes 4.50% due 12/01/2028	622,000	697,271
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2029	723,000	785,201
Bristol-Myers Squibb Co. Senior Notes 3.20% due 06/15/2026*	814,000	842,327
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029*	2,525,000	2,639,165
Broadcom, Inc. Company Guar. Notes 3.13% due 10/15/2022*	1,066,000	1,069,662
Broadcom, Inc. Company Guar. Notes 3.63% due 10/15/2024*	294,000	294,703
Camden Property Trust Senior Notes 3.15% due 07/01/2029	417,000	427,198
Camden Property Trust Senior Notes 4.10% due 10/15/2028	154,000	169,145
Campbell Soup Co. Senior Notes 3.95% due 03/15/2025	550,000	574,910
Capital One Financial Corp. Senior Notes 3.05% due 03/09/2022	1,560,000	1,580,703

382

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
United States (continued)
Capital One Financial Corp. Senior Notes 3.75% due 03/09/2027	$255,000	$264,921
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	806,000	869,022
Citigroup, Inc. Senior Notes 3.30% due 04/27/2025	1,000,000	1,033,594
Citigroup, Inc. Senior Notes 3.89% due 01/10/2028	1,550,000	1,638,402
Citigroup, Inc. Senior Notes 4.04% due 06/01/2024	2,450,000	2,574,354
Comcast Corp. Company Guar. Notes 4.15% due 10/15/2028	710,000	782,495
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	1,584,000	1,835,389
Comcast Corp. Company Guar. Notes 4.70% due 10/15/2048	457,000	536,550
Comerica Bank Senior Notes 2.50% due 07/23/2024	915,000	913,732
Comerica, Inc. Senior Notes 3.70% due 07/31/2023	640,000	666,998
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	2,111,000	2,241,776
Concho Resources, Inc. Company Guar. Notes 3.75% due 10/01/2027	1,283,000	1,321,513
Constellation Brands, Inc. Company Guar. Notes 3.15% due 08/01/2029	811,000	809,794
Constellation Brands, Inc. Company Guar. Notes 3.22% due 11/15/2021	510,000	510,179
Constellation Brands, Inc. Company Guar. Bonds 3.60% due 02/15/2028	535,000	557,972
Constellation Brands, Inc. Company Guar. Notes 3.70% due 12/06/2026	438,000	458,644
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	275,000	284,322
Crown Castle International Corp. Senior Notes 3.20% due 09/01/2024	450,000	458,814
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	1,500,000	1,567,241
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	1,418,000	1,536,926

Security Description	Principal Amount	Value (Note 2)
United States (continued)
Dell International LLC/EMC Corp. Senior Sec. Notes 4.90% due 10/01/2026*	$715,000	$748,152
Dell International LLC/EMC Corp. Senior Sec. Notes 5.30% due 10/01/2029*	521,000	554,129
Devon Energy Corp. Senior Notes 5.00% due 06/15/2045	1,500,000	1,713,237
Devon Energy Corp. Senior Notes 5.85% due 12/15/2025	650,000	766,785
Digital Realty Trust LP Company Guar. Notes 3.70% due 08/15/2027	3,008,000	3,116,387
Discover Financial Services Senior Notes 4.50% due 01/30/2026	1,747,000	1,881,175
Discovery Communications LLC Company Guar. Notes 4.13% due 05/15/2029	1,166,000	1,217,614
Dollar Tree, Inc. Senior Notes 3.00% due 04/17/2020	1,210,000	1,210,121
DowDuPont, Inc. Senior Notes 4.21% due 11/15/2023	494,000	525,881
Duke Energy Ohio, Inc. 1st Mtg. Notes 3.70% due 06/15/2046	80,000	82,609
Energy Transfer Operating LP Company Guar. Notes 5.25% due 04/15/2029	500,000	558,745
Energy Transfer Partners LP Company Guar. Notes 4.05% due 03/15/2025	460,000	478,638
EQT Corp. Senior Notes 3.90% due 10/01/2027	1,672,000	1,493,418
Essex Portfolio LP Company Guar. Notes 3.00% due 01/15/2030	811,000	802,863
FedEx Corp. Company Guar. Notes 4.10% due 02/01/2045	531,000	520,358
Fidelity National Information Services, Inc. Senior Notes 3.75% due 05/21/2029	605,000	640,794
Fifth Third Bancorp Senior Notes 3.65% due 01/25/2024	1,413,000	1,478,827
First Republic Bank Sub. Notes 4.63% due 02/13/2047	770,000	833,000
Fiserv, Inc. Senior Notes 3.20% due 07/01/2026	1,600,000	1,632,630
Ford Motor Credit Co. LLC Senior Notes 5.11% due 05/03/2029	600,000	611,442
Fortive Corp. Senior Notes 2.35% due 06/15/2021	1,020,000	1,015,916

383

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
United States (continued)
General Electric Co. Senior Notes 4.13% due 10/09/2042	$763,000	$740,390
General Mills, Inc. Senior Notes 4.00% due 04/17/2025	595,000	631,484
General Motors Financial Co., Inc. Company Guar. Notes 3.15% due 06/30/2022	131,000	131,998
Halfmoon Parent, Inc. Company Guar. Notes 3.40% due 09/17/2021*	485,000	493,564
HCA, Inc. Senior Sec. Notes 5.13% due 06/15/2039	572,000	600,714
Hess Corp. Senior Notes 3.50% due 07/15/2024	357,000	359,500
Hess Corp. Senior Notes 4.30% due 04/01/2027	390,000	400,778
Hexcel Corp. Senior Notes 3.95% due 02/15/2027	1,465,000	1,500,345
High Street Funding Trust II Senior Notes 4.68% due 02/15/2048*	395,000	426,995
JPMorgan Chase & Co. Senior Notes 2.95% due 10/01/2026	271,000	274,791
JPMorgan Chase & Co. Senior Notes 2.99% due 04/23/2024	3,189,000	3,177,847
JPMorgan Chase & Co. Senior Notes 4.02% due 12/05/2024	907,000	961,649
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	826,000	874,757
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	1,650,000	1,856,628
Keurig Dr Pepper, Inc. Company Guar. Notes 3.55% due 05/25/2021	810,000	824,992
Keurig Dr Pepper, Inc. Company Guar. Notes 4.06% due 05/25/2023	453,000	475,674
KeyBank NA Senior Notes 3.38% due 03/07/2023	1,000,000	1,032,949
Keysight Technologies, Inc. Senior Notes 4.60% due 04/06/2027	801,000	859,079
Kraft Foods Group, Inc. Company Guar. Notes 5.00% due 06/04/2042	916,000	946,018
Kroger Co. Senior Notes 3.88% due 10/15/2046	254,000	228,167
Kroger Co. Senior Notes 4.45% due 02/01/2047	710,000	702,284

Security Description	Principal Amount	Value (Note 2)
United States (continued)
Las Vegas Sands Corp. Senior Notes 3.20% due 08/08/2024	$792,000	$795,636
Manufacturers & Traders Trust Co. Sub. Notes 3.40% due 08/17/2027	1,500,000	1,583,960
Marathon Petroleum Corp. Senior Notes 4.50% due 04/01/2048	864,000	866,812
Mastercard, Inc. Senior Notes 2.95% due 06/01/2029	1,804,000	1,855,734
Mastercard, Inc. Senior Notes 3.65% due 06/01/2049	248,000	264,262
Merck & Co, Inc. Senior Notes 3.40% due 03/07/2029	329,000	350,233
Microsoft Corp. Senior Notes 4.10% due 02/06/2037	872,000	997,029
Morgan Stanley Senior Notes 3.88% due 01/27/2026	1,860,000	1,968,980
Morgan Stanley Senior Notes 4.43% due 01/23/2030	2,396,000	2,650,132
Mosaic Co. Senior Notes 3.25% due 11/15/2022	644,000	654,441
Mosaic Co. Senior Notes 4.25% due 11/15/2023	237,000	251,219
Motorola Solutions, Inc. Senior Notes 4.60% due 02/23/2028	925,000	973,199
MPLX LP Senior Notes 4.50% due 04/15/2038	1,944,000	1,968,215
Newell Brands, Inc. Senior Notes 3.85% due 04/01/2023	660,000	668,539
Newell Brands, Inc Senior Notes 4.20% due 04/01/2026	487,000	487,379
Norfolk Southern Corp. Senior Notes 3.00% due 04/01/2022	500,000	507,840
ONEOK, Inc. Company Guar. Notes 4.35% due 03/15/2029	850,000	907,278
PNC Bank NA Sub. Notes 2.70% due 11/01/2022	790,000	794,329
PNC Bank NA Senior Notes 2.95% due 02/23/2025	595,000	606,824
PNC Bank NA Senior Notes 3.25% due 06/01/2025	1,500,000	1,551,334
PNC Financial Services Group, Inc. Senior Notes 2.60% due 07/23/2026	770,000	768,415

384

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
United States (continued)
Regions Financial Corp. Senior Notes 2.75% due 08/14/2022	$1,500,000	$1,509,475
Regions Financial Corp. Senior Notes 3.20% due 02/08/2021	500,000	505,057
Roper Technologies, Inc. Senior Notes 3.65% due 09/15/2023	1,973,000	2,053,102
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	2,000,000	2,090,383
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 03/01/2025	340,000	377,388
Santander Holdings USA, Inc. Senior Notes 3.50% due 06/07/2024	579,000	586,839
Sempra Energy Senior Notes 3.55% due 06/15/2024	1,000,000	1,032,777
Sempra Energy Senior Notes 3.80% due 02/01/2038	1,145,000	1,146,719
Sherwin-Williams Co. Senior Notes 2.75% due 06/01/2022	1,197,000	1,205,826
Southern California Edison Co. 1st Mtg. Bonds 4.20% due 03/01/2029	1,585,000	1,728,935
SunTrust Banks, Inc. Senior Notes 2.70% due 01/27/2022	1,206,000	1,211,387
Synchrony Financial Senior Notes 3.95% due 12/01/2027	511,000	518,096
Synchrony Financial Senior Notes 4.38% due 03/19/2024	263,000	276,943
Texas Instruments, Inc. Senior Notes 3.88% due 03/15/2039	735,000	815,355
The Dow Chemical Co. Senior Notes 9.40% due 05/15/2039	363,000	585,263
Tyson Foods, Inc. Senior Notes 4.00% due 03/01/2026	960,000	1,025,741
UDR, Inc. Company Guar. Notes 3.20% due 01/15/2030	643,000	647,974
Union Electric Co. 1st Mtg. Notes 3.50% due 03/15/2029	975,000	1,039,916
United Technologies Corp. Senior Notes 2.80% due 05/04/2024	319,000	324,082
United Technologies Corp. Senior Notes 3.95% due 08/16/2025	676,000	727,750

Security Description	Shares/ Principal Amount	Value (Note 2)
United States (continued)
UnitedHealth Group, Inc. Senior Notes 4.45% due 12/15/2048	$444,000	$504,532
Valero Energy Corp. Senior Notes 4.00% due 04/01/2029	933,000	973,260
Ventas Realty LP Company Guar. Notes 3.50% due 02/01/2025	750,000	777,591
Verizon Communications, Inc. Senior Notes 3.85% due 11/01/2042	2,136,000	2,188,897
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	1,229,000	1,334,341
Vornado Realty LP Senior Notes 3.50% due 01/15/2025	1,010,000	1,035,046
Wells Fargo & Co. Senior Notes 3.20% due 06/17/2027	905,000	923,067
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	822,000	861,272
Welltower, Inc. Senior Notes 3.63% due 03/15/2024	785,000	816,354
Williams Cos., Inc. Senior Notes 4.00% due 09/15/2025	2,120,000	2,230,943
Williams Cos., Inc. Senior Notes 4.85% due 03/01/2048	345,000	367,259
Zions Bancorp NA Senior Notes 3.50% due 08/27/2021	595,000	605,639

Total U.S. Corporate Bonds & Notes (cost $149,797,246)		156,384,634

COMMON STOCKS — 20.5%
Australia — 0.2%
ASX, Ltd.	1,702	102,430
Beach Energy, Ltd.	30,911	44,728
BHP Group, Ltd.	13,304	367,493
carsales.com, Ltd.	11,137	112,107
Cochlear, Ltd.	270	40,365
Computershare, Ltd.	13,571	146,762
McMillan Shakespeare, Ltd.	2,853	26,973
Perseus Mining, Ltd.†	58,058	26,602
Platinum Asset Management, Ltd.	9,303	30,558
Rio Tinto, Ltd.	4,840	326,839
Woodside Petroleum, Ltd.	1,885	44,268

		1,269,125

Austria — 0.1%
Erste Group Bank AG	3,925	140,373
OMV AG	4,692	234,541
Raiffeisen Bank International AG	1,422	33,231

		408,145

Belgium — 0.0%
Sofina SA	210	40,484

385

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Bermuda — 0.1%
Athene Holding, Ltd., Class A†	6,500	$265,590
Invesco, Ltd.	4,900	94,031
Kerry Properties, Ltd.	24,500	92,384

		452,005

Brazil — 0.0%
Cielo SA	25,800	48,945

British Virgin Islands — 0.0%
Capri Holdings, Ltd.†	1,700	60,503

Canada — 0.5%
BCE, Inc.	7,500	338,915
Bonavista Energy Corp.	19,400	7,937
Canadian National Railway Co.	5,000	473,253
Centerra Gold, Inc.†	14,700	117,395
CI Financial Corp.	16,500	255,789
Eldorado Gold Corp.†	1,820	13,955
Enerflex, Ltd.	3,200	40,273
Genworth MI Canada, Inc.	4,879	180,070
Husky Energy, Inc.	4,300	33,363
Linamar Corp.	1,400	47,416
Magna International, Inc.	3,500	176,512
Manulife Financial Corp.	26,600	481,694
Martinrea International, Inc.	465	3,809
Methanex Corp.	800	31,490
Open Text Corp.	1,100	46,915
Parex Resources, Inc.†	2,900	49,571
Precision Drilling Corp.†	27,900	47,987
Suncor Energy, Inc.	7,700	220,942
Surge Energy, Inc.	31,400	29,977
Teck Resources, Ltd., Class B	4,245	86,843
TransAlta Renewables, Inc.	5,600	58,088
Transcontinental, Inc., Class A	8,500	97,765
Westshore Terminals Investment Corp.	3,800	59,945

		2,899,904

Cayman Islands — 0.2%
CK Asset Holdings, Ltd.	45,000	338,508
Hengan International Group Co., Ltd.	18,000	135,457
Lifestyle International Holdings, Ltd.	42,000	57,517
Sands China, Ltd.	42,400	204,934
Want Want China Holdings, Ltd.	114,000	88,985
Wharf Real Estate Investment Co., Ltd.	16,000	101,236
Xinyi Glass Holdings, Ltd.	88,000	89,200

		1,015,837

Chile — 0.0%
Enel Americas SA ADR	4,496	37,092

China — 0.0%
Bank of China, Ltd.	209,000	84,828
China Construction Bank Corp.	105,000	80,837
Industrial & Commercial Bank of China, Ltd.	60,000	40,387

		206,052

Denmark — 0.1%
Chr. Hansen Holding A/S	982	85,550
Novo Nordisk A/S, Class B	9,993	479,631
Novozymes A/S, Class B	1,367	63,412
Pandora A/S	2,050	78,748

Security Description	Shares	Value (Note 2)
Denmark (continued)
Spar Nord Bank A/S	3,105	$27,336

		734,677

Finland — 0.0%
Nokian Renkaat Oyj	6,636	190,220

France — 0.9%
BNP Paribas SA	5,754	267,373
Bureau Veritas SA	12,565	313,178
Dassault Systemes SE	1,222	184,990
Eutelsat Communications SA	6,051	115,648
Faurecia SA	1,073	50,640
Gaztransport Et Technigaz SA	562	50,972
Hermes International	128	89,953
L’Oreal SA	1,514	404,833
Legrand SA	4,907	345,915
LVMH Moet Hennessy Louis Vuitton SE	1,151	475,931
Metropole Television SA	5,607	97,329
Peugeot SA	4,100	96,281
Publicis Groupe SA	6,344	313,646
Sanofi	8,696	725,583
Schneider Electric SE	8,078	695,493
Societe BIC SA	2,081	144,383
Societe Generale SA	6,612	161,966
TOTAL SA	12,595	652,633

		5,186,747

Germany — 0.2%
Beiersdorf AG	1,284	149,195
Covestro AG*	2,918	132,464
Deutsche Bank AG	17,238	134,012
Porsche Automobil Holding SE (Preference Shares)	2,454	162,451
ProSiebenSat.1 Media SE	5,401	70,057
SAP SE	5,156	639,591
Siltronic AG	664	51,689
Software AG	1,377	39,069

		1,378,528

Guernsey — 0.1%
Amdocs, Ltd.	7,073	452,601

Hong Kong — 0.1%
Dah Sing Financial Holdings, Ltd.	3,200	14,385
Hang Lung Group, Ltd.	14,000	36,065
Sun Hung Kai Properties, Ltd.	10,500	168,748
Wheelock & Co., Ltd.	13,000	82,061

		301,259

India — 0.0%
Infosys, Ltd. ADR	12,700	143,764

Indonesia — 0.0%
Telekomunikasi Indonesia Persero Tbk PT	135,200	41,475

Ireland — 0.2%
Allegion PLC	2,100	217,434
Bank of Ireland Group PLC	8,063	35,491
Jazz Pharmaceuticals PLC†	700	97,566
Medtronic PLC	6,900	703,386
nVent Electric PLC	1,300	32,227
Pentair PLC	4,672	181,321

		1,267,425

386

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Isle of Man — 0.0%
Playtech PLC	6,748	$36,476

Israel — 0.1%
Bank Leumi Le-Israel B.M.	11,022	80,388
Check Point Software Technologies, Ltd.†	3,600	403,020
Ituran Location and Control, Ltd.	1,900	55,442

		538,850

Italy — 0.2%
Enel SpA	35,908	246,083
Eni SpA	23,499	367,875
Italgas SpA	9,217	58,313
Mediobanca Banca di Credito Finanziario SpA	18,284	182,627
Moncler SpA	3,433	140,723
Recordati SpA	5,385	241,269
UniCredit SpA	11,572	135,779

		1,372,669

Japan — 1.5%
ABC-Mart, Inc.	2,600	164,284
ADEKA Corp.	1,700	24,826
Astellas Pharma, Inc.	49,200	699,266
Awa Bank, Ltd.	400	9,051
Brother Industries, Ltd.	2,500	44,297
Central Japan Railway Co.	3,200	642,347
Chiba Bank, Ltd.	16,000	78,875
Chubu Electric Power Co., Inc.	2,000	28,200
Dai Nippon Printing Co., Ltd.	1,700	35,652
Daicel Corp.	10,700	90,595
Daiichikosho Co., Ltd.	1,000	40,962
Daiwa House Industry Co., Ltd.	4,400	124,634
Daiwa Securities Group, Inc.	22,000	94,852
FCC Co., Ltd.	2,800	54,719
Fuji Media Holdings, Inc.	2,800	36,461
Hachijuni Bank, Ltd.	14,000	52,583
Hirano Tecseed Co., Ltd.	1,700	25,996
Honda Motor Co., Ltd.	8,900	220,699
Hosokawa Micron Corp.	500	20,326
Hoya Corp.	3,700	284,275
Inpex Corp.	11,900	104,394
ITOCHU Corp.	15,300	291,932
Iyo Bank, Ltd.	4,400	21,327
Japan Exchange Group, Inc.	6,300	92,271
Japan Petroleum Exploration Co., Ltd.	2,400	52,286
Japan Post Bank Co., Ltd.	15,400	149,369
JXTG Holdings, Inc.	13,300	62,557
Kakaku.com, Inc.	3,900	81,073
Kandenko Co., Ltd.	2,700	23,571
KDDI Corp.	14,800	386,464
Keyence Corp.	400	228,274
KOMEDA Holdings Co., Ltd.	1,900	35,088
Kyokuto Kaihatsu Kogyo Co., Ltd.	1,300	16,028
Mazda Motor Corp.	5,300	52,198
Mitsubishi Chemical Holdings Corp.	11,500	81,781
Mitsubishi Corp.	4,000	107,567
Mitsubishi Gas Chemical Co., Inc.	1,500	19,976
Mitsubishi UFJ Financial Group, Inc.	39,900	197,237
Mitsui & Co., Ltd.	3,900	63,479
Mitsui Chemicals, Inc.	1,700	39,191
Mitsui Sugar Co., Ltd.	2,700	57,643
Mixi, Inc.	3,500	66,437

Security Description	Shares	Value (Note 2)
Japan (continued)
Mizuho Financial Group, Inc.	94,700	$133,900
Mizuno Corp.	1,100	25,300
Nexon Co., Ltd.†	14,200	225,310
NHK Spring Co., Ltd.	7,400	58,108
Nikon Corp.	3,200	43,238
Nippon Telegraph & Telephone Corp.	6,300	284,338
Nishio Rent All Co., Ltd.	1,200	33,565
Nissin Kogyo Co.,, Ltd.	1,800	24,484
Nomura Research Institute, Ltd.	9,600	169,661
NTT DOCOMO, Inc.	21,900	525,048
OBIC Co., Ltd.	600	63,510
Oji Holdings Corp.	24,300	125,514
Oracle Corp. Japan	2,700	224,096
ORIX Corp.	6,400	91,506
Osaka Gas Co., Ltd.	6,100	111,975
Rengo Co., Ltd.	5,000	38,193
Seino Holdings Co., Ltd.	4,500	56,164
Shizuoka Bank, Ltd.	12,700	87,309
Showa Denko KK	900	24,227
SKY Perfect JSAT Holdings, Inc.	5,400	21,325
Stanley Electric Co., Ltd.	2,800	69,161
Sumitomo Corp.	8,800	130,772
Sumitomo Electric Industries, Ltd.	11,900	147,294
Sumitomo Heavy Industries, Ltd.	1,100	35,492
Sumitomo Metal Mining Co., Ltd.	2,000	56,874
Sumitomo Mitsui Financial Group, Inc.	6,200	217,097
Sumitomo Seika Chemicals Co., Ltd	400	12,517
Suzuki Motor Corp.	1,800	70,287
Teikoku Piston Ring Co., Ltd.	2,100	36,390
Tocalo Co., Ltd.	5,400	40,666
Tokai Rika Co., Ltd.	1,300	21,259
Tokyo Broadcasting System, Inc.	1,400	23,684
Tokyo Electric Power Co. Holdings, Inc.†	4,500	21,631
Topre Corp.	1,300	19,509
Tosoh Corp.	3,700	51,766
Toyo Ink SC Holdings Co., Ltd.	800	17,455
Toyota Boshoku Corp.	4,800	67,156
Trend Micro, Inc.	900	39,271
TS Tech Co., Ltd.	1,100	30,251
Ube Industries, Ltd.	2,600	54,097
Unipres Corp.	2,000	32,551
USS Co., Ltd.	4,400	87,253
Wakita & Co., Ltd.	7,800	78,107
West Holdings Corp.	2,400	25,598
Yamaha Motor Co., Ltd.	1,700	29,776
Yuasa Trading Co., Ltd.	600	16,920
Zeon Corp.	6,100	70,948

		8,873,596

Jersey — 0.0%
Janus Henderson Group PLC	1,200	24,084

Luxembourg — 0.0%
RTL Group SA	1,400	68,779

Malaysia — 0.0%
Petronas Chemicals Group Bhd	41,700	75,549

Mexico — 0.0%
Grupo Aeroportuario del Centro Norte SAB de CV	17,300	106,307
Grupo Aeroportuario del Pacifico SAB de CV ADR	900	90,081

		196,388

387

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Netherlands — 0.4%
Aegon NV	14,674	$72,404
ASR Nederland NV	6,126	230,125
Euronext NV	1,899	146,964
Heineken NV	3,608	387,247
ING Groep NV	7,167	79,546
Intertrust NV	1,852	35,444
LyondellBasell Industries NV, Class A	500	41,845
Mylan NV†	6,900	144,210
NN Group NV	6,838	256,827
Unilever NV	9,446	544,860
Wolters Kluwer NV	4,964	359,661

		2,299,133

Norway — 0.2%
DNO International ASA	46,678	78,316
Equinor ASA	22,286	397,869
Telenor ASA	13,420	271,990
TGS NOPEC Geophysical Co. ASA	4,775	115,535

		863,710

Portugal — 0.1%
Galp Energia SGPS SA	20,176	313,470

Singapore — 0.1%
Jardine Cycle & Carriage, Ltd.	2,000	49,049
Singapore Exchange, Ltd.	31,400	180,678
Singapore Telecommunications, Ltd.	39,500	95,437

		325,164

South Africa — 0.0%
Momentum Metropolitan Holdings	23,718	28,039
RMB Holdings, Ltd.	5,943	31,300
Truworths International, Ltd.	12,741	55,372
Vodacom Group, Ltd.	16,293	133,409

		248,120

South Korea — 0.1%
Hankook Tire Co., Ltd.	1,687	43,815
Hyundai Mobis Co., Ltd.	456	92,311
LG Corp.	805	48,079
Lotte Chemical Corp.	196	38,464
Samsung Electronics Co., Ltd.	4,155	158,527

		381,196

Spain — 0.2%
Banco Bilbao Vizcaya Argentaria SA	27,330	138,465
Bolsas y Mercados Espanoles	2,798	66,159
Industria de Diseno Textil SA	6,751	201,340
Mediaset Espana Comunicacion SA	11,299	66,046
Red Electrica Corp. SA	25,628	484,458
Repsol SA	14,995	237,733
Zardoya Otis SA	21,558	147,418

		1,341,619

Sweden — 0.2%
Assa Abloy AB, Class B	13,303	304,696
Atlas Copco AB, Class A	13,318	407,943
SKF AB, Class B	6,344	104,052
Swedish Match AB	1,886	72,083
Tethys Oil AB	4,264	35,875
Thule Group AB	3,175	69,535

		994,184

Security Description	Shares	Value (Note 2)
Switzerland — 0.8%
Adecco Group AG	1,881	$102,677
Alcon, Inc.†	2,530	146,332
Credit Suisse Group AG	8,626	104,466
dormakaba Holding AG	256	187,589
Garmin, Ltd.	4,327	340,059
Geberit AG	211	97,186
Nestle SA	12,451	1,321,268
Novartis AG	10,566	968,893
Roche Holding AG	4,377	1,171,962
SGS SA	105	258,989
Swisscom AG	264	128,047
TE Connectivity, Ltd.	2,500	231,000

		5,058,468

Taiwan — 0.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,400	144,942

Thailand — 0.0%
PTT Exploration & Production PCL NVDR	10,900	47,952
PTT PCL NVDR	74,900	114,282

		162,234

Turkey — 0.0%
Eregli Demir ve Celik Fabrikalari TAS	13,630	18,116

United Kingdom — 1.6%
Anglo American PLC	6,229	153,782
Auto Trader Group PLC*	21,725	142,405
Aviva PLC	97,250	478,858
Barclays PLC	118,416	222,195
Barratt Developments PLC	9,558	74,646
Bellway PLC	1,583	57,059
Berkeley Group Holdings PLC	680	32,096
BHP Group PLC	9,579	228,732
BP PLC	19,270	127,082
Burberry Group PLC	5,697	155,416
Centrica PLC	45,789	42,128
Close Brothers Group PLC	3,521	56,647
Diageo PLC	13,309	555,314
Dialog Semiconductor PLC†	715	32,493
Diploma PLC	2,583	47,751
Ferrexpo PLC	11,963	37,269
GlaxoSmithKline PLC	44,566	922,229
HSBC Holdings PLC (LSE)	60,324	480,432
HSBC Holdings PLC (HKSE)	15,600	125,908
IG Group Holdings PLC	13,669	95,010
IMI PLC	8,189	102,811
Intertek Group PLC	4,771	329,815
Legal & General Group PLC	88,820	281,723
London Stock Exchange Group PLC	2,935	236,788
Next PLC	2,325	170,968
Noble Corp. PLC†	11,100	24,753
Persimmon PLC	3,407	82,996
RELX PLC (LSE)	16,461	390,433
Rightmove PLC	19,282	124,050
Rio Tinto PLC	5,630	319,678
Royal Bank of Scotland Group PLC	77,567	204,883
Royal Dutch Shell PLC, Class A	18,946	595,016
Royal Dutch Shell PLC, Class A (EN Amsterdam)	7,954	250,339
Royal Dutch Shell PLC, Class B	17,957	566,760
Royal Mail PLC	11,032	28,026
Sage Group PLC	37,298	325,310
Sensata Technologies Holding PLC†	2,300	109,089

388

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United Kingdom (continued)
Smith & Nephew PLC	16,259	$368,381
Smiths Group PLC	16,433	326,685
Standard Chartered PLC	25,853	212,039
Tate & Lyle PLC	5,530	50,397
Taylor Wimpey PLC	17,850	34,990
Tullow Oil PLC	15,324	35,741
Unilever PLC	7,463	449,484
Victrex PLC	6,277	156,108

		9,844,715

United States — 12.3%
3M Co.	2,800	489,216
AbbVie, Inc.	12,600	839,412
Adobe, Inc.†	360	107,590
Affiliated Managers Group, Inc.	2,300	197,317
Allison Transmission Holdings, Inc.	8,044	369,622
Alphabet, Inc., Class A†	1,104	1,344,893
Alphabet, Inc., Class C†	1,193	1,451,499
Altria Group, Inc.	6,600	310,662
Amazon.com, Inc.†	992	1,851,846
AMC Networks, Inc., Class A†	2,100	112,098
American Equity Investment Life Holding Co.	1,663	42,905
American Financial Group, Inc.	3,200	327,616
American National Insurance Co.	423	51,191
Ameriprise Financial, Inc.	1,800	261,918
AMETEK, Inc.	3,900	349,479
Amgen, Inc.	5,200	970,216
Amphenol Corp., Class A	2,900	270,628
Analog Devices, Inc.	2,800	328,888
ANSYS, Inc.†	800	162,496
Antero Resources Corp.†	2,100	9,681
Apple Hospitality REIT, Inc.	16,600	260,786
Apple, Inc.	13,200	2,812,128
Argonaut Gold, Inc.†	10,300	18,028
AT&T, Inc.	10,493	357,287
Automatic Data Processing, Inc.	2,800	466,256
AutoZone, Inc.†	200	224,608
Bank of America Corp.	24,100	739,388
Berkshire Hathaway, Inc., Class B†	1,500	308,145
Biogen, Inc.†	1,600	380,512
Boeing Co.	300	102,354
BOK Financial Corp.	1,000	83,680
Brighthouse Financial, Inc.†	1,300	50,921
Bristol-Myers Squibb Co.	18,200	808,262
Broadridge Financial Solutions, Inc.	2,100	266,952
Brown-Forman Corp., Class B	2,400	131,544
Buckle, Inc.	4,400	89,540
C.H. Robinson Worldwide, Inc.	3,000	251,190
Cabot Oil & Gas Corp.	3,200	61,312
Callon Petroleum Co.†	3,100	15,252
Capital One Financial Corp.	2,800	258,776
CARBO Ceramics, Inc.†	2,700	3,456
Carter’s, Inc.	1,100	102,322
Caterpillar, Inc.	600	79,002
Cato Corp., Class A	1,800	25,866
CBL & Associates Properties, Inc.	12,300	12,915
CDK Global, Inc.	2,800	145,236
Celanese Corp.	1,000	112,170
Cerner Corp.	2,700	193,455
Chevron Corp.	6,700	824,837
Choice Hotels International, Inc.	1,500	128,715

Security Description	Shares	Value (Note 2)
United States (continued)
Church & Dwight Co., Inc.	3,600	$271,584
Cintas Corp.	1,100	286,484
Cisco Systems, Inc.	22,000	1,218,800
Citigroup, Inc.	9,200	654,672
Citizens Financial Group, Inc.	4,400	163,944
Citrix Systems, Inc.	2,300	216,752
Clorox Co.	1,400	227,640
Coca-Cola Co.	15,200	799,976
Cognizant Technology Solutions Corp., Class A	9,600	625,344
Colgate-Palmolive Co.	4,500	322,830
Comcast Corp., Class A	4,000	172,680
Comerica, Inc.	2,500	183,000
ConocoPhillips	900	53,172
Copart, Inc.†	2,100	162,813
CSW Industrials, Inc.	400	28,244
Cummins, Inc.	1,400	229,600
Danaher Corp.	3,500	491,750
Deluxe Corp.	3,600	160,632
Diamond Offshore Drilling, Inc.†	4,900	44,296
Discovery, Inc., Class A†	4,000	121,240
Donaldson Co., Inc.	2,600	129,870
DXC Technology Co.	2,100	117,117
Eastman Chemical Co.	1,400	105,490
Eaton Vance Corp.	4,900	218,050
eBay, Inc.	16,600	683,754
Eli Lilly & Co.	5,400	588,330
Emerson Electric Co.	8,600	557,968
Ennis, Inc.	1,000	20,330
Essex Property Trust, Inc.	600	181,332
Expeditors International of Washington, Inc.	4,400	335,940
Exxon Mobil Corp.	7,600	565,136
Facebook, Inc., Class A†	5,400	1,048,842
FactSet Research Systems, Inc.	900	249,570
Fair Isaac Corp.†	300	104,226
Fastenal Co.	10,800	332,640
Federated Investors, Inc., Class B	4,037	140,286
First Interstate BancSystem, Inc., Class A	900	36,027
Fiserv, Inc.†	3,300	347,919
FleetCor Technologies, Inc.†	700	198,919
FLIR Systems, Inc.	3,900	193,674
Fortive Corp.	3,700	281,385
Fox Corp., Class A	6,800	253,776
Franklin Resources, Inc.	8,600	280,618
Gentex Corp.	12,287	336,909
Gilead Sciences, Inc.	8,300	543,816
Goldman Sachs Group, Inc.	1,800	396,234
Graco, Inc.	2,600	125,008
GrafTech International, Ltd.	5,100	58,395
GreenSky, Inc., Class A†	5,700	65,151
H&R Block, Inc.	14,200	393,198
Hershey Co.	2,000	303,480
HollyFrontier Corp.	600	29,862
Home Depot, Inc.	3,900	833,391
Honeywell International, Inc.	3,400	586,364
Host Hotels & Resorts, Inc.	16,600	288,674
Houlihan Lokey, Inc.	900	41,400
Hubbell, Inc.	3,900	506,532
Huntsman Corp.	1,600	32,880
IDEX Corp.	1,400	235,508
IDEXX Laboratories, Inc.†	300	84,615

389

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United States (continued)
Illinois Tool Works, Inc.	2,000	$308,460
Ingredion, Inc.	1,400	108,206
Innoviva, Inc.†	1,900	22,572
Intel Corp.	25,500	1,289,025
International Business Machines Corp.	6,300	933,912
Intuit, Inc.	1,300	360,503
Jack Henry & Associates, Inc.	400	55,880
Johnson & Johnson	11,900	1,549,618
JPMorgan Chase & Co.	12,200	1,415,200
Kimberly-Clark Corp.	3,300	447,645
Kohl’s Corp.	1,000	53,860
Lamb Weston Holdings, Inc.	5,300	355,736
Lancaster Colony Corp.	300	46,746
Landstar System, Inc.	3,400	378,318
Lear Corp.	1,200	152,136
Liberty Oilfield Services, Inc., Class A	3,300	46,695
Life Storage, Inc.	700	68,243
Lincoln Electric Holdings, Inc.	2,500	211,300
Lincoln National Corp.	9,000	588,060
LTC Properties, Inc.	772	35,581
M&T Bank Corp.	1,800	295,650
Mammoth Energy Services, Inc.	1,000	6,480
Marathon Petroleum Corp.	3,000	169,170
Mastercard, Inc., Class A	1,800	490,086
Maxim Integrated Products, Inc.	3,600	213,084
McDonald’s Corp.	3,000	632,160
Merck & Co., Inc.	12,700	1,053,973
Mettler-Toledo International, Inc.†	200	151,350
Michaels Cos., Inc.†	1,900	13,053
Micron Technology, Inc.†	5,500	246,895
Microsoft Corp.	25,500	3,474,885
Moody’s Corp.	1,600	342,944
Morgan Stanley	6,900	307,464
MSC Industrial Direct Co., Inc., Class A	4,000	284,200
National Western Life Group, Inc., Class A	100	26,900
Natural Health Trends Corp.	900	6,759
Newmark Group, Inc., Class A	4,300	42,398
NIKE, Inc., Class B	5,300	455,959
Norfolk Southern Corp.	2,000	382,240
Nu Skin Enterprises, Inc., Class A	1,100	43,978
Occidental Petroleum Corp.	2,700	138,672
Omnicom Group, Inc.	3,500	280,770
ON Semiconductor Corp.†	2,600	55,926
Oracle Corp.	12,000	675,600
Packaging Corp. of America	2,300	232,231
Park Hotels & Resorts, Inc.	11,700	308,997
Parker-Hannifin Corp.	2,900	507,732
Paychex, Inc.	4,100	340,505
PayPal Holdings, Inc.†	5,100	563,040
PepsiCo, Inc.	6,600	843,546
Pfizer, Inc.	30,700	1,192,388
Philip Morris International, Inc.	6,500	543,465
PNC Financial Services Group, Inc.	3,200	457,280
Principal Financial Group, Inc.	6,827	396,239
Procter & Gamble Co.	10,567	1,247,329
ProPetro Holding Corp.†	1,600	29,008
Prosperity Bancshares, Inc.	1,600	111,024
Prudential Financial, Inc.	2,200	222,882

Security Description	Shares/ Principal Amount	Value (Note 2)
United States (continued)
Public Storage	900	$218,484
PulteGroup, Inc.	1,900	59,869
QUALCOMM, Inc.	2,800	204,848
Quest Diagnostics, Inc.	5,600	571,648
Raymond James Financial, Inc.	4,000	322,680
Regal Beloit Corp.	500	39,810
ResMed, Inc.	1,200	154,440
RLJ Lodging Trust	2,300	39,744
Rockwell Automation, Inc.	1,700	273,326
Roper Technologies, Inc.	800	290,920
Ross Stores, Inc.	2,000	212,060
SIGA Technologies, Inc.†	4,000	22,400
Simon Property Group, Inc.	2,800	454,160
Snap-on, Inc.	900	137,349
Sonoco Products Co.	1,260	75,638
Starbucks Corp.	5,200	492,388
State Street Corp.	1,300	75,517
Stryker Corp.	1,900	398,582
Synchrony Financial	4,000	143,520
T. Rowe Price Group, Inc.	1,800	204,102
Tanger Factory Outlet Centers, Inc.	3,200	50,816
Tapestry, Inc.	1,700	52,581
Tech Data Corp.†	600	60,804
Texas Instruments, Inc.	700	87,507
Thermo Fisher Scientific, Inc.	1,300	360,984
Tiffany & Co.	1,500	140,880
TJX Cos., Inc.	4,700	256,432
UnitedHealth Group, Inc.	1,900	473,119
Unum Group	6,000	191,700
US Bancorp	7,100	405,765
USANA Health Sciences, Inc.†	1,000	68,050
Varian Medical Systems, Inc.†	1,900	223,003
Verisk Analytics, Inc.	1,300	197,236
Verizon Communications, Inc.	8,000	442,160
VF Corp.	2,100	183,519
Viacom, Inc., Class B	5,200	157,820
Visa, Inc., Class A	6,600	1,174,800
VMware, Inc., Class A	1,100	191,939
Walt Disney Co.	5,300	757,953
Waste Management, Inc.	1,700	198,900
Waters Corp.†	900	189,504
Weingarten Realty Investors	2,700	75,357
Wells Fargo & Co.	24,200	1,171,522
Whiting Petroleum Corp.†	2,300	40,664
Xilinx, Inc.	2,100	239,841

		74,430,436

Total Common Stocks (cost $119,531,602)		123,746,686

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.6%
Canada — 0.2%
Enbridge, Inc. Series 16-A 6.00% due 01/15/2077	$920,000	952,200

Mexico — 0.2%
Grupo Bimbo SAB de CV 5.95% due 04/17/2023*(2)	1,140,000	1,196,430

United States — 1.2%
BB&T Corp. 4.80% due 09/01/2024(2)	1,992,000	1,974,072

390

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
United States (continued)
Enterprise Products Operating LLC Company Guar. Notes 5.38% due 02/15/2078	$548,000	$523,340
M&T Bank Corp. Series F 5.13% due 11/01/2026(2)	617,000	638,595
MetLife, Inc. 6.40% due 12/15/2066	485,000	562,377
Progressive Corp. Series B 5.38% due 03/15/2023(2)	1,901,000	1,960,406
Prudential Financial, Inc. 4.50% due 09/15/2047	1,183,000	1,189,743
State Street Corp 5.63% due 12/15/2023(2)	598,000	609,637

		7,458,170

Total Preferred Securities/Capital Securities (cost $9,433,452)		9,606,800

EXCHANGE-TRADED FUNDS — 4.9%
iShares Core S&P 500 ETF	59,245	17,727,881
SPDR Bloomberg Barclays High Yield Bond ETF	109,399	11,879,638

Total Exchange-Traded Funds (cost $28,165,781)		29,607,519

OPTIONS - PURCHASED — 0.1%
Exchange-Traded Put Options– Purchased(5) (cost $945,540)	929	462,770

Total Long-Term Investment Securities (cost $336,047,690)		348,893,282

Security Description	Shares	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 40.4%
Registered Investment Companies — 40.4%
State Street Institutional Liquid Reserves Fund, Premier Class 2.39%(4) (cost $244,614,821)	244,598,466	$244,622,926

TOTAL INVESTMENTS (cost $580,662,511)(3)	98.1%	593,516,208
Other assets less liabilities	1.9	11,541,982

NET ASSETS	100.0%	$605,058,190

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2019, the aggregate value of these securities was $23,123,863 representing 3.8% of net assets.
†	Non-income producing security
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Perpetual maturity — maturity date reflects the next call date.
(3)	See Note 3 for cost of investments on a tax basis.
(4)	The rate shown is the 7-day yield as of July 31, 2019.
(5)	Options — Purchased:

Exchange-Traded Put Options - Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at July 31, 2019	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	September 2019	$2,500	355	$105,803,490	$345,699	$152,650	$(193,049)
S&P 500 Index	August 2019	2,425	292	87,027,096	325,230	18,250	(306,980)
S&P 500 Index	October 2019	2,550	282	84,046,716	274,611	291,870	17,259

					$945,540	$462,770	$(482,770)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

ADR — American Depositary Receipt

EN Amsterdam — Euronext Amsterdam Stock Exchange

HKSE — Hong Kong Stock Exchange

LSE — London Stock Exchange

NVDR — Non Voting Depository Receipt

VRS — Variable Rate Security

The rates shown on VRS are the current interest rates at July 31, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

391

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation

103	Long	SPI 200 Index	September 2019	$11,466,179	$11,856,565	$390,386

59	Long	S&P/Toronto Stock Exchange 60 Index	September 2019	8,694,454	8,748,523	54,069

1,127	Long	Euro Stoxx 50 Index	September 2019	42,363,047	43,109,916	746,869

83	Long	Nikkei 225 E-Mini Index	September 2019	16,126,074	16,344,207	218,133

97	Long	FTSE 100 Index	September 2019	8,570,527	8,834,361	263,834

957	Long	S&P 500 E-Mini Index	September 2019	138,248,829	142,703,055	4,454,226

133	Long	U.S. Treasury Long Bonds	September 2019	20,184,357	20,693,969	509,612

141	Long	U.S. Treasury 2 Year Notes	September 2019	30,216,868	30,231,281	14,413

98	Short	CAC40 Index	August 2019	6,042,566	6,008,481	34,085

56	Short	U.S. Treasury 5 Year Notes	September 2019	6,587,624	6,583,063	4,561

						$6,690,188

						Unrealized (Depreciation)

50	Long	FTSE/MIB Index	September 2019	$6,035,913	$5,905,618	$(130,295)

175	Long	MSCI Emerging Markets Index	September 2019	9,281,928	8,974,000	(307,928)

111	Short	U.S. Treasury 10 Year Notes	September 2019	14,130,048	14,143,828	(13,780)

						$(452,003)

		Net Unrealized Appreciation (Depreciation)				$6,238,185

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	CAD	17,532,412	AUD	19,113,000	08/29/2019	$—	$(207,871)
	USD	2,537,171	SEK	23,965,000	08/29/2019	—	(51,621)

						—	(259,492)

Barclays Bank PLC	SGD	12,473,000	USD	9,145,233	08/29/2019	64,666	—
	USD	3,079,171	RUB	195,475,000	08/29/2019	—	(20,746)

						64,666	(20,746)

Citibank N.A.	BRL	11,313,000	USD	3,004,861	08/02/2019	40,510	—
	GBP	337,100	USD	418,870	08/28/2019	8,404	—
	USD	2,940,962	BRL	11,313,000	08/02/2019	23,388	—

						72,302	—

Morgan Stanley and Co. International PLC	AUD	19,113,000	CAD	17,412,765	08/29/2019	117,166	—

UBS AG	BRL	11,313,000	USD	2,984,362	08/02/2019	20,011	—
	USD	3,004,861	BRL	11,313,000	08/02/2019	—	(40,510)
	USD	5,522,187	AUD	7,900,000	08/29/2019	—	(114,353)
	USD	8,622,869	CAD	11,322,577	08/29/2019	—	(39,169)
	USD	5,756,709	CHF	5,659,000	08/29/2019	—	(54,215)
	USD	1,127,270	DKK	7,533,000	08/29/2019	—	(7,989)
	USD	21,145,788	EUR	18,921,000	08/29/2019	—	(155,214)
	USD	10,756,979	GBP	8,632,579	08/29/2019	—	(245,093)
	USD	2,969,873	IDR	41,758,499,000	08/29/2019	—	(16,614)
	USD	2,939,203	INR	203,481,000	08/29/2019	—	(1,782)
	USD	21,206,281	JPY	2,284,919,534	08/29/2019	—	(162,267)
	USD	2,892,293	ZAR	40,484,000	08/29/2019	—	(78,974)
	USD	2,977,202	BRL	11,313,000	09/04/2019	—	(19,332)

						20,011	(935,512)

Net Unrealized Appreciation/(Depreciation)						$274,145	$(1,215,750)

392

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

AUD	— Australian Dollar	EUR	— Euro Dollar	RUB	— New Russian Ruble
BRL	— Brazilian Real	GBP	— British Pound Sterling	SEK	— Swedish Krona
CAD	— Canadian Dollar	IDR	— Indonesian Rupiah	SGD	— Singapore Dollar
CHF	— Swiss Franc	INR	— Indian Rupee	USD	— United States Dollar
DKK	— Danish Krone	JPY	— Japanese Yen	ZAR	— South African Rand

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$3,338,041		$—	$3,338,041
Foreign Corporate Bonds & Notes	—	25,746,832		—	25,746,832
U.S. Corporate Bonds & Notes	—	156,384,634		—	156,384,634
Common Stocks	81,594,804	42,151,882	**	—	123,746,686
Preferred Securities/Capital Securities	—	9,606,800		—	9,606,800
Exchange-Traded Funds	29,607,519	—		—	29,607,519
Options-Purchased	462,770	—		—	462,770
Short-Term Investment Securities	244,622,926	—		—	244,622,926

Total Investments at Value	$356,288,019	$237,228,189		$—	$593,516,208

Other Financial Instruments:†
Futures Contracts	$5,036,881	$1,653,307	**	$—	$6,690,188
Forward Foreign Currency Contracts	—	274,145		—	274,145

Total Other Financial Instruments	$5,036,881	$1,927,452		$—	$6,964,333

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$321,708	$130,295	**	$—	$452,003
Forward Foreign Currency Contracts	—	1,215,750		—	1,215,750

Total Other Financial Instruments	$321,708	$1,346,045		$—	$1,667,753

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

393

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO PROFILE — July 31, 2019 — (unaudited)

Industry Allocation*

Banks-Commercial	8.5%
Real Estate Investment Trusts	7.4
Medical-Biomedical/Gene	4.9
Exchanged-Trade Funds	4.3
Repurchase Agreements	3.9
Medical Products	2.3
Medical-Drugs	2.0
Enterprise Software/Service	1.8
Electric-Integrated	1.5
Savings & Loans/Thrifts	1.4
Retail-Restaurants	1.4
Electronic Components-Semiconductors	1.3
Chemicals-Specialty	1.2
Insurance-Property/Casualty	1.2
Oil Companies-Exploration & Production	1.2
Gas-Distribution	1.1
Computer Services	1.1
Investment Management/Advisor Services	1.0
Computer Software	1.0
Building & Construction Products-Misc.	0.9
Human Resources	0.9
Auto/Truck Parts & Equipment-Original	0.8
Oil-Field Services	0.8
Electronic Components-Misc.	0.8
Schools	0.8
Building-Residential/Commercial	0.7
Medical Labs & Testing Services	0.7
Commercial Services	0.7
Machinery-General Industrial	0.7
Aerospace/Defense-Equipment	0.6
E-Commerce/Services	0.6
Distribution/Wholesale	0.6
Metal Processors & Fabrication	0.6
Retail-Apparel/Shoe	0.6
Computers-Integrated Systems	0.6
Energy-Alternate Sources	0.6
Computer Data Security	0.6
Building & Construction-Misc.	0.6
Building-Heavy Construction	0.5
Rental Auto/Equipment	0.5
Semiconductor Equipment	0.5
Consulting Services	0.5
Therapeutics	0.5
Water	0.5
Medical-Outpatient/Home Medical	0.5
Transport-Marine	0.5
Medical Instruments	0.4
Telecom Equipment-Fiber Optics	0.4
Airlines	0.4
Applications Software	0.4
Commercial Services-Finance	0.4
Food-Misc./Diversified	0.4
Insurance-Life/Health	0.4
Food-Wholesale/Distribution	0.4
Diversified Manufacturing Operations	0.4
Chemicals-Diversified	0.4
Retail-Automobile	0.4
U.S. Government Treasuries	0.4
Engineering/R&D Services	0.4
Oil Refining & Marketing	0.4
Consumer Products-Misc.	0.4
Office Furnishings-Original	0.4

Insurance-Reinsurance	0.4%
Finance-Investment Banker/Broker	0.4
Diagnostic Equipment	0.4
Real Estate Management/Services	0.4
Racetracks	0.4
Apparel Manufacturers	0.3
Computers-Other	0.3
Electronic Measurement Instruments	0.3
Financial Guarantee Insurance	0.3
Footwear & Related Apparel	0.3
Finance-Consumer Loans	0.3
Semiconductor Components-Integrated Circuits	0.3
Transport-Services	0.3
Machinery-Pumps	0.3
Transport-Truck	0.3
Building-Mobile Home/Manufactured Housing	0.3
Non-Hazardous Waste Disposal	0.3
Rubber/Plastic Products	0.3
Coal	0.3
Resorts/Theme Parks	0.3
Health Care Cost Containment	0.3
Miscellaneous Manufacturing	0.3
Steel-Producers	0.3
Firearms & Ammunition	0.3
Power Converter/Supply Equipment	0.3
Building Products-Doors & Windows	0.2
Medical Information Systems	0.2
Insurance-Multi-line	0.2
Retail-Building Products	0.2
Diagnostic Kits	0.2
Data Processing/Management	0.2
Disposable Medical Products	0.2
Casino Services	0.2
Satellite Telecom	0.2
Athletic Equipment	0.2
Oil Field Machinery & Equipment	0.2
Retail-Pawn Shops	0.2
Aerospace/Defense	0.2
Web Hosting/Design	0.2
Medical-Hospitals	0.2
Retail-Home Furnishings	0.2
Telecom Services	0.2
Machine Tools & Related Products	0.2
Publishing-Newspapers	0.2
Security Services	0.2
Environmental Consulting & Engineering	0.2
Internet Content-Information/News	0.2
Veterinary Diagnostics	0.2
Medical-Nursing Homes	0.2
Transactional Software	0.2
Retail-Misc./Diversified	0.2
Finance-Other Services	0.2
Transport-Equipment & Leasing	0.2
Retail-Discount	0.2
Networking Products	0.2
Paper & Related Products	0.2
Electronic Parts Distribution	0.2
Tools-Hand Held	0.2
Wireless Equipment	0.2
Building Products-Air & Heating	0.2
Electric Products-Misc.	0.2
Healthcare Safety Devices	0.2

394

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO PROFILE — July 31, 2019 — (unaudited) — (continued)

Industry Allocation* ( continued)

Instruments-Controls	0.2%
Brewery	0.2
Building Products-Wood	0.2
Private Equity	0.2
Cosmetics & Toiletries	0.2
Tobacco	0.2
Pastoral & Agricultural	0.2
Internet Connectivity Services	0.2
Machinery-Construction & Mining	0.2
Wire & Cable Products	0.2
Printing-Commercial	0.1
Banks-Super Regional	0.1
Metal-Iron	0.1
Drug Delivery Systems	0.1
Insurance Brokers	0.1
Identification Systems	0.1
Linen Supply & Related Items	0.1
Batteries/Battery Systems	0.1
Telecommunication Equipment	0.1
Golf	0.1
Medical-Generic Drugs	0.1
Medical-HMO	0.1
Oil & Gas Drilling	0.1
Electric-Generation	0.1
Real Estate Operations & Development	0.1
Cable/Satellite TV	0.1
Beverages-Non-alcoholic	0.1
Building-Maintenance & Services	0.1
Gambling (Non-Hotel)	0.1
Machinery-Electrical	0.1
Auto Repair Centers	0.1
Steel-Specialty	0.1
Poultry	0.1
Banks-Mortgage	0.1
Retail-Petroleum Products	0.1
Chemicals-Plastics	0.1
Food-Confectionery	0.1
Lasers-System/Components	0.1
E-Marketing/Info	0.1
Auto/Truck Parts & Equipment-Replacement	0.1
Finance-Mortgage Loan/Banker	0.1
Transport-Air Freight	0.1
Casino Hotels	0.1
Retail-Pet Food & Supplies	0.1
Telephone-Integrated	0.1
Multimedia	0.1
Home Furnishings	0.1
E-Commerce/Products	0.1
Finance-Commercial	0.1
Internet Telephone	0.1
Auto-Heavy Duty Trucks	0.1
Hotels/Motels	0.1
Publishing-Periodicals	0.1
Electronic Security Devices	0.1
Retail-Vision Service Center	0.1
Filtration/Separation Products	0.1
Appliances	0.1
Steel Pipe & Tube	0.1
Television	0.1
Machinery-Farming	0.1
Independent Power Producers	0.1
Quarrying	0.1

Metal-Aluminum	0.1%
Auction Houses/Art Dealers	0.1
Water Treatment Systems	0.1
Metal Products-Distribution	0.1
Precious Metals	0.1
Hazardous Waste Disposal	0.1
X-Ray Equipment	0.1
Agricultural Operations	0.1
Physical Therapy/Rehabilitation Centers	0.1
Publishing-Books	0.1
Communications Software	0.1
Dental Supplies & Equipment	0.1
Gold Mining	0.1
Building Products-Cement	0.1
Computer Aided Design	0.1
Audio/Video Products	0.1
Finance-Credit Card	0.1
Storage/Warehousing	0.1
Metal Products-Fasteners	0.1
Retirement/Aged Care	0.1
Food-Baking	0.1
Diversified Operations/Commercial Services	0.1
Funeral Services & Related Items	0.1
Retail-Jewelry	0.1
Rubber-Tires	0.1
Patient Monitoring Equipment	0.1
Educational Software	0.1
Broadcast Services/Program	0.1
Recreational Vehicles	0.1
Optical Supplies	0.1
Vitamins & Nutrition Products	0.1
Retail-Bedding	0.1
Motion Pictures & Services	0.1
Diversified Minerals	0.1
Containers-Metal/Glass	0.1
Capacitors	0.1
Electric-Distribution	0.1
Retail-Office Supplies	0.1
E-Services/Consulting	0.1
Finance-Leasing Companies	0.1
Investment Companies	0.1
Pipelines	0.1
Circuit Boards	0.1
Radio	0.1
Retail-Sporting Goods	0.1
B2B/E-Commerce	0.1
Food-Retail	0.1

99.4%

*	Calculated as a percentage of net assets

395

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 90.8%
Advanced Materials — 0.0%
Haynes International, Inc.	1,297	$38,599

Advertising Agencies — 0.0%
MDC Partners, Inc., Class A†	5,905	14,763
Telaria, Inc.†	4,512	36,547

		51,310

Advertising Sales — 0.0%
Boston Omaha Corp., Class A†	1,047	22,144
Clear Channel Outdoor Holdings, Inc.†	4,002	12,126
National CineMedia, Inc.	6,504	46,309

		80,579

Advertising Services — 0.0%
Fluent, Inc.†	4,451	23,145
Marchex, Inc., Class B†	3,619	15,743
SharpSpring, Inc.†	894	8,511

		47,399

Aerospace/Defense — 0.2%
AeroVironment, Inc.†	2,222	121,877
Kratos Defense & Security Solutions, Inc.†	9,407	231,883
National Presto Industries, Inc.	519	47,732
Park Aerospace Corp.	1,929	35,088
Wesco Aircraft Holdings, Inc.†	5,559	58,536

		495,116

Aerospace/Defense-Equipment — 0.6%
AAR Corp.	3,480	145,673
Aerojet Rocketdyne Holdings, Inc.†	7,627	325,825
Astronics Corp.†	2,531	93,242
Barnes Group, Inc.	4,994	259,888
Coda Octopus Group, Inc.†	483	5,719
Ducommun, Inc.†	1,120	47,208
Kaman Corp.	2,889	183,162
Moog, Inc., Class A	3,356	273,380
Triumph Group, Inc.	5,178	125,463

		1,459,560

Agricultural Biotech — 0.0%
Calyxt, Inc.†	973	9,039

Agricultural Chemicals — 0.0%
Intrepid Potash, Inc.†	9,951	37,217
Marrone Bio Innovations, Inc.†	5,416	7,203

		44,420

Agricultural Operations — 0.1%
Alico, Inc.	421	13,430
Andersons, Inc.	3,286	88,229
Cadiz, Inc.†	1,336	14,456
Limoneira Co.	1,632	32,297
Tejon Ranch Co.†	2,192	40,618

		189,030

Airlines — 0.4%
Allegiant Travel Co.	1,357	203,347
Hawaiian Holdings, Inc.	4,974	129,274
Mesa Air Group, Inc.†	2,172	22,241
SkyWest, Inc.	5,226	317,271
Spirit Airlines, Inc.†	7,161	303,841

		975,974

Security Description	Shares	Value (Note 2)
Apparel Manufacturers — 0.3%
Centric Brands, Inc.†	1,723	$4,652
Deckers Outdoor Corp.†	3,054	477,279
Delta Apparel, Inc.†	645	12,281
Kontoor Brands, Inc.†	4,618	135,446
Oxford Industries, Inc.	1,737	127,131
Superior Group of Cos., Inc.	1,112	18,926
Vince Holding Corp.†	322	4,521

		780,236

Appliances — 0.1%
Hamilton Beach Brands Holding Co., Class A	698	11,454
iRobot Corp.†	2,865	209,432

		220,886

Applications Software — 0.4%
Appfolio, Inc., Class A†	1,599	154,384
Brightcove, Inc.†	3,957	49,383
Ebix, Inc.	2,428	111,761
Five9, Inc.†	6,144	303,329
Ideanomics, Inc.†	5,339	10,144
Immersion Corp.†	3,254	26,162
PDF Solutions, Inc.†	2,951	39,396
Telenav, Inc.†	3,303	31,147
Upland Software, Inc.†	2,346	103,201
Verra Mobility Corp.†	10,281	142,392

		971,299

Athletic Equipment — 0.2%
Clarus Corp.	2,446	35,149
Fox Factory Holding Corp.†	3,928	314,554
Vista Outdoor, Inc.†	6,035	43,452
YETI Holdings, Inc.†	3,227	112,171

		505,326

Auction Houses/Art Dealers — 0.1%
Sotheby’s†	3,305	197,342

Audio/Video Products — 0.1%
Daktronics, Inc.	3,825	24,251
Sonos, Inc.†	7,281	78,999
Universal Electronics, Inc.†	1,403	60,076

		163,326

Auto Repair Centers — 0.1%
Monro, Inc.	3,408	286,988

Auto-Heavy Duty Trucks — 0.1%
Blue Bird Corp.†	1,580	32,738
Navistar International Corp.†	5,176	161,698
REV Group, Inc.	2,835	41,306

		235,742

Auto-Truck Trailers — 0.0%
Wabash National Corp.	5,703	90,278

Auto/Truck Parts & Equipment-Original — 0.8%
Adient PLC	9,155	217,431
American Axle & Manufacturing Holdings, Inc.†	11,692	141,123
Cooper-Standard Holdings, Inc.†	1,815	89,806
Dana, Inc.	15,081	252,004
Dorman Products, Inc.†	2,814	202,270
Gentherm, Inc.†	3,523	144,126
Meritor, Inc.†	8,375	207,114

396

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Auto/Truck Parts & Equipment-Original (continued)
Methode Electronics, Inc.	3,815	$114,259
Miller Industries, Inc.	1,153	35,997
Modine Manufacturing Co.†	5,170	70,932
Spartan Motors, Inc.	3,582	43,056
Tenneco, Inc., Class A	5,297	47,885
Titan International, Inc.	5,235	19,788
Tower International, Inc.	2,085	64,218
Visteon Corp.†	2,949	194,280

		1,844,289

Auto/Truck Parts & Equipment-Replacement — 0.1%
Commercial Vehicle Group, Inc.†	3,170	25,740
Douglas Dynamics, Inc.	2,339	96,133
Motorcar Parts of America, Inc.†	1,951	34,884
Standard Motor Products, Inc.	2,198	101,130

		257,887

B2B/E-Commerce — 0.1%
ePlus, Inc.†	1,394	105,805

Banks-Commercial — 8.5%
1st Constitution Bancorp	783	14,258
1st Source Corp.	1,473	69,157
ACNB Corp.	714	26,632
Allegiance Bancshares, Inc.†	2,032	68,194
Amalgamated Bank, Class A	1,446	24,813
Amerant Bancorp, Inc.†	2,019	37,109
American National Bankshares, Inc.	1,117	41,318
Ameris Bancorp	6,828	271,550
Ames National Corp.	926	25,289
Arrow Financial Corp.	1,293	43,005
Atlantic Capital Bancshares, Inc.†	2,461	45,258
Atlantic Union Bankshares Corp.	8,485	322,685
BancFirst Corp.	1,944	113,413
Bancorp, Inc.†	5,242	50,743
BancorpSouth Bank	9,992	298,661
Bank First Corp.	603	34,914
Bank of Commerce Holdings	1,809	19,483
Bank of Marin Bancorp	1,397	61,077
Bank of N.T. Butterfield & Son, Ltd.	5,712	179,528
Bank of Princeton	586	16,156
Bank7 Corp.†	393	7,432
Bankwell Financial Group, Inc.	694	19,501
Banner Corp.	3,605	213,632
Bar Harbor Bankshares	1,592	40,421
Baycom Corp.†	1,082	24,778
BCB Bancorp, Inc.	1,456	18,680
Bridge Bancorp, Inc.	1,702	49,715
Bridgewater Bancshares, Inc.†	2,435	29,025
Bryn Mawr Bank Corp.	2,077	77,015
Business First Bancshares, Inc.	1,303	32,497
Byline Bancorp, Inc.†	2,432	46,476
C&F Financial Corp.	343	18,625
Cadence BanCorp	13,109	224,688
Cambridge Bancorp	448	35,034
Camden National Corp.	1,601	71,581
Capital Bancorp, Inc.†	830	10,574
Capital City Bank Group, Inc.	1,402	36,200
Capstar Financial Holdings, Inc.	1,524	24,689
Carolina Financial Corp.	2,185	76,737
Carter Bank & Trust†	2,364	47,162
Cathay General Bancorp	8,006	297,983
CenterState Bank Corp.	13,140	319,565

Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
Central Pacific Financial Corp.	2,913	$85,846
Central Valley Community Bancorp	1,216	25,208
Century Bancorp, Inc., Class A	293	24,539
Chemung Financial Corp.	371	16,190
Citizens & Northern Corp.	1,252	32,076
City Holding Co.	1,679	130,039
Civista Bancshares, Inc.	1,601	35,494
CNB Financial Corp.	1,515	42,753
Coastal Financial Corp.†	810	12,871
Codorus Valley Bancorp, Inc.	957	22,394
Colony Bankcorp, Inc.	775	12,981
Columbia Banking System, Inc.	7,674	289,387
Community Bank System, Inc.	5,308	350,275
Community Financial Corp.	511	16,623
Community Trust Bancorp, Inc.	1,615	68,298
ConnectOne Bancorp, Inc.	3,458	79,050
Customers Bancorp, Inc.†	2,960	61,035
CVB Financial Corp.	13,940	306,819
DNB Financial Corp.	363	16,622
Eagle Bancorp, Inc.	3,515	141,690
Enterprise Bancorp, Inc.	936	28,595
Enterprise Financial Services Corp.	2,572	107,201
Equity Bancshares, Inc., Class A†	1,577	41,775
Esquire Financial Holdings, Inc.†	665	17,057
Evans Bancorp, Inc.	493	18,271
Farmers & Merchants Bancorp, Inc.	1,052	30,129
Farmers National Banc Corp.	2,673	39,053
FB Financial Corp.	1,776	67,506
Fidelity D&D Bancorp, Inc.	292	19,263
Financial Institutions, Inc.	1,615	49,726
First Bancorp	3,059	112,999
First Bancorp, Inc.	1,070	28,045
First BanCorp./Puerto Rico	22,410	241,132
First Bancshares, Inc.	1,731	57,487
First Bank	1,734	19,733
First Busey Corp.	5,418	146,449
First Business Financial Services, Inc.	873	20,804
First Choice Bancorp	1,053	23,377
First Commonwealth Financial Corp.	10,216	140,674
First Community Bankshares, Inc.	1,602	52,978
First Financial Bancorp	10,176	259,386
First Financial Bankshares, Inc.	13,582	444,810
First Financial Corp.	1,246	54,089
First Foundation, Inc.	4,081	61,378
First Guaranty Bancshares, Inc.	489	10,685
First Internet Bancorp	1,021	21,523
First Interstate BancSystem, Inc., Class A	3,911	156,557
First Merchants Corp.	4,727	186,291
First Mid Bancshares, Inc.	1,519	51,768
First Midwest Bancorp, Inc.	11,123	240,590
First Northwest Bancorp	936	15,042
First of Long Island Corp.	2,500	55,300
FNCB Bancorp, Inc.	1,786	14,199
Franklin Financial Network, Inc.	1,369	40,385
Franklin Financial Services Corp.	437	15,950
Fulton Financial Corp.	17,230	292,910
FVCBankcorp, Inc.†	1,267	22,831
German American Bancorp, Inc.	2,423	76,446
Glacier Bancorp, Inc.	8,854	371,071
Great Southern Bancorp, Inc.	1,156	69,314
Great Western Bancorp, Inc.	5,974	202,041
Guaranty Bancshares, Inc.	859	26,474
Hancock Whitney Corp.	8,934	370,940

397

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Banks-Commercial (continued)
Hanmi Financial Corp.	3,162	$67,951
HarborOne Bancorp, Inc.†	1,524	29,185
Hawthorn Bancshares, Inc.	591	14,438
Heartland Financial USA, Inc.	3,423	164,612
Heritage Commerce Corp.	4,359	53,921
Heritage Financial Corp.	3,826	109,118
Hilltop Holdings, Inc.	7,569	171,665
Home BancShares, Inc.	16,200	318,654
HomeStreet, Inc.†	2,595	75,307
Hope Bancorp, Inc.	12,592	185,732
Horizon Bancorp	3,896	67,868
Howard Bancorp, Inc.†	1,345	20,027
IBERIABANK Corp.	5,631	442,428
Independent Bank Corp./Massachusetts	3,467	269,594
Independent Bank Corp./Michigan	2,356	51,219
International Bancshares Corp.	5,807	218,517
Investar Holding Corp.	971	23,411
Kearny Financial Corp.	8,696	116,092
Lakeland Bancorp, Inc.	5,087	83,325
Lakeland Financial Corp.	2,572	118,286
LCNB Corp.	1,303	23,467
LegacyTexas Financial Group, Inc.	5,026	214,811
Level One Bancorp, Inc.	537	12,652
Live Oak Bancshares, Inc.	2,658	51,751
Luther Burbank Corp.	2,083	23,246
Macatawa Bank Corp.	2,715	27,910
Mackinac Financial Corp.	962	14,815
MainStreet Bancshares, Inc.†	741	16,910
MBT Financial Corp.	3,533	38,086
Mercantile Bank Corp.	1,675	56,280
Merchants Bancorp	900	16,101
Metropolitan Bank Holding Corp.†	732	30,722
Mid Penn Bancorp, Inc.	720	18,756
Midland States Bancorp, Inc.	2,261	61,318
MidSouth Bancorp, Inc.	1,640	20,057
MidWestOne Financial Group, Inc.	1,239	38,496
MVB Financial Corp.	985	17,149
National Bankshares, Inc.	659	24,146
NBT Bancorp, Inc.	4,457	172,486
Nicolet Bankshares, Inc.†	855	56,182
Northeast Bank	782	17,165
Northrim BanCorp, Inc.	705	27,474
Norwood Financial Corp.	603	20,876
Oak Valley Bancorp	714	13,380
OFG Bancorp	5,280	119,486
Ohio Valley Banc Corp.	432	15,578
Old Line Bancshares, Inc.	1,591	44,930
Old National Bancorp	18,061	318,054
Old Second Bancorp, Inc.	3,027	39,775
OP Bancorp	1,355	13,360
Opus Bank	2,285	51,207
Origin Bancorp, Inc.	2,018	70,247
Orrstown Financial Services, Inc.	1,069	24,448
Pacific Mercantile Bancorp†	2,030	15,672
Park National Corp.	1,405	132,899
PCB Bancorp	1,292	21,447
PCSB Financial Corp.	1,691	32,873
Peapack Gladstone Financial Corp.	1,974	56,121
Penns Woods Bancorp, Inc.	477	21,637
People’s Utah Bancorp	1,637	49,601
Peoples Bancorp of North Carolina, Inc.	480	13,018
Peoples Bancorp, Inc.	1,878	60,866

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Banks-Commercial (continued)
Peoples Financial Services Corp.	719	$34,785
Preferred Bank	1,465	79,388
Premier Financial Bancorp, Inc.	1,361	21,259
Provident Bancorp, Inc.†	445	12,304
QCR Holdings, Inc.	1,540	58,920
RBB Bancorp	1,694	34,049
Red River Bancshares, Inc.†	73	3,440
Reliant Bancorp, Inc.	1,066	26,501
Renasant Corp.	5,951	213,581
Republic Bancorp, Inc., Class A	1,012	48,343
Republic First Bancorp, Inc.†	4,559	19,832
S&T Bancorp, Inc.	3,524	134,159
Sandy Spring Bancorp, Inc.	3,671	133,771
SB One Bancorp	854	19,565
Seacoast Banking Corp. of Florida†	5,270	142,501
Select Bancorp, Inc.†	1,711	19,420
ServisFirst Bancshares, Inc.	4,966	169,142
Shore Bancshares, Inc.	1,320	21,648
Sierra Bancorp	1,477	38,505
Simmons First National Corp., Class A	9,478	244,058
SmartFinancial, Inc.†	1,328	28,804
South Plains Financial, Inc.	356	6,214
South State Corp.	3,662	293,216
Southern First Bancshares, Inc.†	728	29,688
Southern National Bancorp of Virginia, Inc.	2,057	32,747
Southside Bancshares, Inc.	3,347	115,873
Spirit of Texas Bancshares, Inc.†	1,226	26,285
Sterling Bancorp, Inc.	1,771	17,391
Stock Yards Bancorp, Inc.	2,115	80,899
Summit Financial Group, Inc.	1,155	30,735
Tompkins Financial Corp.	1,539	126,152
Towne Bank	6,958	195,798
TriCo Bancshares	2,794	105,473
TriState Capital Holdings, Inc.†	2,550	53,550
Triumph Bancorp, Inc.†	2,570	80,210
TrustCo Bank Corp.	9,927	80,409
Trustmark Corp.	6,716	238,687
UMB Financial Corp.	4,627	315,839
United Bankshares, Inc.	10,188	382,967
United Community Banks, Inc.	8,224	236,029
United Security Bancshares	1,406	15,072
Unity Bancorp, Inc.	823	17,044
Univest Financial Corp.	3,003	82,462
Valley National Bancorp	33,888	378,190
Veritex Holdings, Inc.	5,490	140,489
Washington Trust Bancorp, Inc.	1,578	79,263
WesBanco, Inc.	5,516	201,775
West Bancorporation, Inc.	1,669	35,349
Westamerica Bancorporation	2,721	174,416
Western New England Bancorp, Inc.	2,516	23,499

		19,394,178

Banks-Fiduciary — 0.0%
Parke Bancorp, Inc.	940	22,532
Union Bankshares, Inc.	406	13,475

		36,007

Banks-Mortgage — 0.1%
Flagstar Bancorp, Inc.	2,978	102,681
Walker & Dunlop, Inc.	2,891	168,661

		271,342

398

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Banks-Super Regional — 0.1%
Independent Bank Group, Inc.	3,784	$214,969
National Bank Holdings Corp., Class A	3,079	111,706

		326,675

Batteries/Battery Systems — 0.1%
EnerSys	4,515	307,517

Beverages-Non-alcoholic — 0.1%
Celsius Holdings, Inc.†	2,623	13,089
Coca-Cola Consolidated, Inc.	490	143,830
National Beverage Corp.	1,233	53,672
New Age Beverages Corp.†	7,551	28,241
Primo Water Corp.†	3,657	54,014

		292,846

Beverages-Wine/Spirits — 0.0%
MGP Ingredients, Inc.	1,355	67,736

Brewery — 0.2%
Boston Beer Co., Inc., Class A†	872	342,103
Craft Brew Alliance, Inc.†	1,211	19,025

		361,128

Broadcast Services/Program — 0.1%
Hemisphere Media Group, Inc.†	1,765	21,727
MSG Networks, Inc., Class A†	6,109	116,010

		137,737

Building & Construction Products-Misc. — 0.9%
American Woodmark Corp.†	1,583	134,317
Armstrong Flooring, Inc.†	2,230	18,643
Builders FirstSource, Inc.†	11,899	204,425
Caesarstone, Ltd.	2,353	33,107
Cornerstone Building Brands, Inc.†	4,800	27,936
Forterra, Inc.†	1,939	12,603
Gibraltar Industries, Inc.†	3,369	139,611
Louisiana-Pacific Corp.	12,964	338,879
Patrick Industries, Inc.†	2,354	107,978
Select Interior Concepts, Inc., Class A†	2,233	25,568
Simpson Manufacturing Co., Inc.	4,676	288,790
Summit Materials, Inc., Class A†	11,747	216,615
Trex Co., Inc.†	6,135	501,536

		2,050,008

Building & Construction-Misc. — 0.6%
BrightView Holdings, Inc.†	3,257	64,358
Comfort Systems USA, Inc.	3,797	159,474
Concrete Pumping Holdings, Inc.†	1,160	4,698
EMCOR Group, Inc.	5,828	491,825
IES Holdings, Inc.†	861	15,593
MYR Group, Inc.†	1,680	60,682
NV5 Global, Inc.†	1,064	84,556
TopBuild Corp.†	3,543	287,443
WillScot Corp.†	5,391	85,825

		1,254,454

Building Products-Air & Heating — 0.2%
AAON, Inc.	4,287	217,779
SPX Corp.†	4,561	159,179

		376,958

Building Products-Cement — 0.1%
Continental Building Products, Inc.†	3,633	89,299
US Concrete, Inc.†	1,668	78,546

		167,845

Security Description	Shares	Value (Note 2)
Building Products-Doors & Windows — 0.2%
Apogee Enterprises, Inc.	2,731	$110,769
Griffon Corp.	3,809	62,277
JELD-WEN Holding, Inc.†	7,050	154,466
Masonite International Corp.†	2,599	138,527
PGT Innovations, Inc.†	5,924	95,495

		561,534

Building Products-Wood — 0.2%
Boise Cascade Co.	4,054	109,458
Universal Forest Products, Inc.	6,216	251,313

		360,771

Building-Heavy Construction — 0.5%
Aegion Corp.†	3,226	60,810
Arcosa, Inc.	5,082	190,575
Construction Partners, Inc., Class A†	1,254	19,600
Dycom Industries, Inc.†	3,174	175,078
Granite Construction, Inc.	4,896	173,808
Great Lakes Dredge & Dock Corp.†	6,362	68,264
MasTec, Inc.†	6,266	321,571
Primoris Services Corp.	4,626	96,961
Sterling Construction Co., Inc.†	2,725	34,117
Tutor Perini Corp.†	4,164	54,382

		1,195,166

Building-Maintenance & Services — 0.1%
ABM Industries, Inc.	6,951	292,568

Building-Mobile Home/Manufactured Housing — 0.3%
Cavco Industries, Inc.†	899	159,438
LCI Industries	2,547	233,382
Skyline Champion Corp.†	5,255	149,767
Winnebago Industries, Inc.	3,247	130,854

		673,441

Building-Residential/Commercial — 0.7%
Beazer Homes USA, Inc.†	3,106	36,402
Century Communities, Inc.†	2,737	75,459
Green Brick Partners, Inc.†	2,538	23,883
Installed Building Products, Inc.†	2,364	125,954
KB Home	8,849	232,463
LGI Homes, Inc.†	2,091	146,976
M/I Homes, Inc.†	2,772	98,046
MDC Holdings, Inc.	5,181	187,241
Meritage Homes Corp.†	3,782	237,547
Taylor Morrison Home Corp., Class A†	11,202	252,269
TRI Pointe Group, Inc.†	14,756	202,010
William Lyon Homes, Class A†	3,317	65,146

		1,683,396

Cable/Satellite TV — 0.1%
Liberty Latin America, Ltd., Class A†	4,827	79,115
Liberty Latin America, Ltd., Class C†	11,883	194,881
WideOpenWest, Inc.†	2,572	19,521

		293,517

Capacitors — 0.1%
KEMET Corp.	5,943	119,573

Casino Hotels — 0.1%
Boyd Gaming Corp.	8,413	222,861
Century Casinos, Inc.†	2,845	28,080

		250,941

399

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Casino Services — 0.2%
Eldorado Resorts, Inc.†	6,877	$310,290
Everi Holdings, Inc.†	7,060	84,791
Scientific Games Corp.†	5,823	119,080

		514,161

Cellular Telecom — 0.0%
ATN International, Inc.	1,155	64,992
NII Holdings, Inc.†	9,345	15,980

		80,972

Chemicals-Diversified — 0.4%
AdvanSix, Inc.†	2,970	76,151
Codexis, Inc.†	5,518	101,366
Innophos Holdings, Inc.	2,047	55,617
Innospec, Inc.	2,538	236,998
Koppers Holdings, Inc.†	1,964	53,617
Orion Engineered Carbons SA	6,219	121,146
Quaker Chemical Corp.	1,370	256,724

		901,619

Chemicals-Fibers — 0.0%
Rayonier Advanced Materials, Inc.	5,094	23,687

Chemicals-Other — 0.0%
American Vanguard Corp.	2,963	42,312

Chemicals-Plastics — 0.1%
A. Schulman, Inc. CVR†(1)	1,986	592
PolyOne Corp.	8,109	265,732

		266,324

Chemicals-Specialty — 1.2%
Amyris, Inc.†	3,888	12,014
Balchem Corp.	3,361	344,973
Ferro Corp.†	8,520	125,500
GCP Applied Technologies, Inc.†	5,647	124,403
H.B. Fuller Co.	5,316	254,158
Hawkins, Inc.	1,018	44,456
Ingevity Corp.†	4,389	432,492
Kraton Corp.†	3,267	100,199
Materion Corp.	2,119	131,653
Minerals Technologies, Inc.	3,677	195,800
Oil-Dri Corp. of America	541	19,168
OMNOVA Solutions, Inc.†	4,573	45,501
PQ Group Holdings, Inc.†	3,954	61,643
Rogers Corp.†	1,932	306,531
Sensient Technologies Corp.	4,423	301,516
Stepan Co.	2,137	211,884
Tronox Holdings PLC, Class A	10,028	110,910
Valhi, Inc.	3,023	6,499

		2,829,300

Circuit Boards — 0.1%
TTM Technologies, Inc.†	10,340	108,156

Coal — 0.3%
Advanced Emissions Solutions, Inc.	1,718	21,870
Arch Coal, Inc., Class A	1,759	156,832
CONSOL Energy, Inc.†	2,871	61,698
Hallador Energy Co.	2,122	11,374
NACCO Industries, Inc., Class A	385	20,463
Peabody Energy Corp.	7,388	155,591
Ramaco Resources, Inc.†	854	4,159
SunCoke Energy, Inc.†	9,151	69,456

Security Description	Shares	Value (Note 2)
Coal (continued)
Warrior Met Coal, Inc.	5,396	$133,497

		634,940

Coatings/Paint — 0.0%
Kronos Worldwide, Inc.	2,365	31,715

Coffee — 0.0%
Farmer Bros. Co.†	1,105	17,945
Youngevity International, Inc.†	862	4,043

		21,988

Commercial Services — 0.7%
Acacia Research Corp.†	5,071	14,148
Care.com, Inc.†	2,252	24,682
Collectors Universe, Inc.	836	19,822
Emerald Expositions Events, Inc.	2,580	27,503
Forrester Research, Inc.	1,111	52,584
Harsco Corp.†	8,305	194,835
Healthcare Services Group, Inc.	7,764	185,637
HMS Holdings Corp.†	9,061	316,229
LiveRamp Holdings, Inc.†	7,126	375,469
Medifast, Inc.	1,185	132,305
National Research Corp.	1,256	84,679
SP Plus Corp.†	2,381	82,216
Team, Inc.†	3,109	51,485
Weight Watchers International, Inc.†	4,878	105,609

		1,667,203

Commercial Services-Finance — 0.4%
Cardtronics PLC, Class A†	3,986	113,521
Cass Information Systems, Inc.	1,470	74,838
CBIZ, Inc.†	5,356	125,170
EVERTEC, Inc.	6,331	202,718
Evo Payments, Inc., Class A†	3,264	101,576
Green Dot Corp., Class A†	5,180	262,574
I3 Verticals, Inc., Class A†	964	27,541
International Money Express, Inc.†	1,352	18,712
PRGX Global, Inc.†	2,175	12,202
Priority Technology Holdings, Inc.†	684	5,308

		944,160

Communications Software — 0.1%
Avaya Holdings Corp.†	11,578	139,399
Pareteum Corp.†	11,212	39,242

		178,641

Computer Aided Design — 0.1%
Altair Engineering, Inc., Class A†	4,025	167,480

Computer Data Security — 0.6%
Carbon Black, Inc.†	5,824	108,385
ForeScout Technologies, Inc.†	4,237	158,294
OneSpan, Inc.†	3,419	49,986
Qualys, Inc.†	3,550	307,288
Rapid7, Inc.†	5,022	304,584
SecureWorks Corp., Class A†	876	10,459
Tenable Holdings, Inc.†	3,865	96,857
Varonis Systems, Inc.†	3,095	222,562

		1,258,415

Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.	4,223	84,333

Computer Services — 1.1%
Carbonite, Inc.†	3,456	61,966
Conduent, Inc.†	18,066	164,400

400

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Computer Services (continued)
ExlService Holdings, Inc.†	3,500	$240,765
Insight Enterprises, Inc.†	3,700	203,574
MAXIMUS, Inc.	6,641	488,180
Parsons Corp.†	1,950	71,584
Perspecta, Inc.	14,763	344,421
Presidio, Inc.	4,814	67,396
Rimini Street, Inc.†	2,059	10,151
Science Applications International Corp.	6,197	529,038
StarTek, Inc.†	1,696	11,380
Sykes Enterprises, Inc.†	4,085	115,565
TTEC Holdings, Inc.	1,495	70,145
Unisys Corp.†	5,317	65,878
Virtusa Corp.†	3,003	134,174

		2,578,617

Computer Software — 1.0%
Avid Technology, Inc.†	2,921	29,940
Bandwidth, Inc., Class A†	1,678	125,011
Box, Inc., Class A†	14,959	247,422
Cision, Ltd.†	9,558	99,308
Cloudera, Inc.†	24,643	147,365
Cornerstone OnDemand, Inc.†	5,846	346,083
Envestnet, Inc.†	4,988	356,193
j2 Global, Inc.	4,869	433,779
Simulations Plus, Inc.	1,247	48,409
TiVo Corp.	12,801	97,032
Yext, Inc.†	9,703	201,919
Zuora, Inc., Class A†	8,898	133,559

		2,266,020

Computers — 0.0%
Inspired Entertainment, Inc.†	923	7,366

Computers-Integrated Systems — 0.6%
Agilysys, Inc.†	1,846	45,282
Cray, Inc.†	4,262	147,636
Cubic Corp.	3,264	216,077
Diebold Nixdorf, Inc.†	8,016	111,502
Mercury Systems, Inc.†	5,571	454,148
MTS Systems Corp.	1,875	108,037
NetScout Systems, Inc.†	7,797	203,034
PAR Technology Corp.†	1,207	31,370
USA Technologies, Inc.†	6,146	40,441

		1,357,527

Computers-Other — 0.3%
3D Systems Corp.†	11,858	106,959
Lumentum Holdings, Inc.†	7,986	452,247
PlayAGS, Inc.†	2,777	52,096
Stratasys, Ltd.†	5,367	149,686

		760,988

Computers-Periphery Equipment — 0.0%
Mitek Systems, Inc.†	3,851	38,664

Computers-Voice Recognition — 0.0%
Vocera Communications, Inc.†	3,217	82,580

Consulting Services — 0.5%
CRA International, Inc.	817	35,474
Franklin Covey Co.†	1,017	37,121
FTI Consulting, Inc.†	3,937	411,220
GP Strategies Corp.†	1,321	20,977
Hackett Group, Inc.	2,552	41,904
Huron Consulting Group, Inc.†	2,341	142,731

Security Description	Shares	Value (Note 2)
Consulting Services (continued)
ICF International, Inc.	1,894	$161,350
Information Services Group, Inc.†	3,600	9,792
Kelly Services, Inc., Class A	3,457	96,208
Navigant Consulting, Inc.	4,065	99,023
Vectrus, Inc.†	1,179	47,679

		1,103,479

Consumer Products-Misc. — 0.4%
Central Garden & Pet Co.†	1,093	33,205
Central Garden & Pet Co., Class A†	4,437	122,240
Helen of Troy, Ltd.†	2,622	388,790
Quanex Building Products Corp.	3,444	64,127
WD-40 Co.	1,435	260,539

		868,901

Containers-Metal/Glass — 0.1%
Greif, Inc., Class A	2,700	94,392
Greif, Inc., Class B	629	27,047

		121,439

Containers-Paper/Plastic — 0.0%
UFP Technologies, Inc.†	705	30,710

Cosmetics & Toiletries — 0.2%
e.l.f. Beauty, Inc.†	2,739	45,440
Edgewell Personal Care Co.†	5,643	171,717
Inter Parfums, Inc.	1,837	127,267
Revlon, Inc., Class A†	721	14,362

		358,786

Cruise Lines — 0.0%
Lindblad Expeditions Holdings, Inc.†	2,396	45,117

Data Processing/Management — 0.2%
Bottomline Technologies, Inc.†	4,473	188,269
CommVault Systems, Inc.†	3,571	162,266
CSG Systems International, Inc.	3,434	175,958

		526,493

Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.	8,727	172,795

Diagnostic Equipment — 0.4%
Accelerate Diagnostics, Inc.†	2,847	53,182
BioTelemetry, Inc.†	3,464	162,635
GenMark Diagnostics, Inc.†	5,683	35,576
OPKO Health, Inc.†	35,456	74,812
Quanterix Corp.†	994	30,794
Repligen Corp.†	4,950	467,230

		824,229

Diagnostic Kits — 0.2%
Celcuity, Inc.†	614	13,975
Genomic Health, Inc.†	2,812	205,191
Meridian Bioscience, Inc.	4,396	52,532
OraSure Technologies, Inc.†	6,420	53,607
Quidel Corp.†	3,696	218,175

		543,480

Dialysis Centers — 0.0%
American Renal Associates Holdings, Inc.†	1,915	14,745

Direct Marketing — 0.0%
Quotient Technology, Inc.†	8,270	87,000

401

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Disposable Medical Products — 0.2%
BioLife Solutions, Inc.†	697	$13,292
CONMED Corp.	2,844	248,423
Merit Medical Systems, Inc.†	5,593	220,700
Utah Medical Products, Inc.	363	33,029

		515,444

Distribution/Wholesale — 0.6%
Anixter International, Inc.†	3,182	204,794
BlueLinx Holdings, Inc.†	933	19,789
Core-Mark Holding Co., Inc.	4,729	177,007
EVI Industries, Inc.	474	16,647
Fossil Group, Inc.†	4,884	53,919
G-III Apparel Group, Ltd.†	4,720	135,275
H&E Equipment Services, Inc.	3,334	102,054
ScanSource, Inc.†	2,696	91,529
SiteOne Landscape Supply, Inc.†	4,266	315,129
Systemax, Inc.	1,291	28,015
Titan Machinery, Inc.†	1,977	41,003
Triton International, Ltd.	5,930	196,164
Veritiv Corp.†	1,353	23,569

		1,404,894

Diversified Manufacturing Operations — 0.4%
Actuant Corp., Class A	5,824	133,370
Chase Corp.	764	79,135
EnPro Industries, Inc.	2,148	152,594
Fabrinet†	3,806	204,306
Federal Signal Corp.	6,238	194,314
LSB Industries, Inc.†	2,347	11,711
Lydall, Inc.†	1,780	42,008
NL Industries, Inc.†	873	4,443
Standex International Corp.	1,310	92,185

		914,066

Diversified Minerals — 0.1%
Covia Holdings Corp.†	4,342	7,555
Livent Corp.†	15,311	98,603
United States Lime & Minerals, Inc.	209	16,904

		123,062

Diversified Operations/Commercial Services — 0.1%
Viad Corp.	2,095	144,848

Drug Delivery Systems — 0.1%
Antares Pharma, Inc.†	16,882	53,854
Assertio Therapeutics, Inc.†	6,731	23,087
BioDelivery Sciences International, Inc.†	8,512	31,579
Heron Therapeutics, Inc.†	7,704	134,358
Revance Therapeutics, Inc.†	4,596	57,818
Senseonics Holdings, Inc.†	11,136	12,361

		313,057

E-Commerce/Products — 0.1%
1-800-flowers.com, Inc., Class A†	2,589	50,693
Lands’ End, Inc.†	1,109	12,088
Overstock.com, Inc.†	2,806	63,191
Stitch Fix, Inc., Class A†	4,378	114,178

		240,150

E-Commerce/Services — 0.6%
Cargurus, Inc.†	7,748	288,768
Cars.com, Inc.†	7,002	133,038
ChannelAdvisor Corp.†	2,787	25,445
Eventbrite, Inc., Class A†	3,814	67,470

Security Description	Shares	Value (Note 2)
E-Commerce/Services (continued)
EverQuote, Inc., Class A†	885	$13,160
Expedia Group, Inc.	2,048	271,905
Groupon, Inc.†	47,159	148,551
Leaf Group, Ltd.†	1,804	11,004
Shutterfly, Inc.†	3,578	181,369
Shutterstock, Inc.	1,993	76,471
Stamps.com, Inc.†	1,749	83,515
Travelzoo†	555	6,982
TrueCar, Inc.†	10,811	54,920
Upwork, Inc.†	5,732	94,234

		1,456,832

E-Marketing/Info — 0.1%
Cardlytics, Inc.†	1,419	40,300
comScore, Inc.†	5,111	16,866
Liquidity Services, Inc.†	2,859	18,641
New Media Investment Group, Inc.	6,258	67,399
QuinStreet, Inc.†	4,728	77,019
Rubicon Project, Inc.†	5,002	38,065

		258,290

E-Services/Consulting — 0.1%
Perficient, Inc.†	3,369	115,119

Educational Software — 0.1%
Instructure, Inc.†	3,512	139,391

Electric Products-Misc. — 0.2%
Graham Corp.	1,002	21,693
nLight, Inc.†	3,387	55,682
Novanta, Inc.†	3,515	295,577

		372,952

Electric-Distribution — 0.1%
Genie Energy, Ltd., Class B	1,501	16,541
Spark Energy, Inc., Class A	1,215	13,292
Unitil Corp.	1,524	89,261

		119,094

Electric-Generation — 0.1%
Atlantic Power Corp.†	11,158	26,667
Ormat Technologies, Inc.	4,143	271,574

		298,241

Electric-Integrated — 1.5%
ALLETE, Inc.	5,413	470,660
Ameresco, Inc., Class A†	2,292	32,661
Avista Corp.	6,851	315,351
Black Hills Corp.	6,303	498,882
El Paso Electric Co.	4,238	280,810
MGE Energy, Inc.	3,644	270,203
NorthWestern Corp.	5,288	369,737
Otter Tail Corp.	4,116	219,712
PNM Resources, Inc.	8,301	412,311
Portland General Electric Co.	9,374	514,164

		3,384,491

Electronic Components-Misc. — 0.8%
Advanced Energy Industries, Inc.†	3,974	232,082
Applied Optoelectronics, Inc.†	1,984	19,860
Atkore International Group, Inc.†	4,828	131,756
Bel Fuse, Inc., Class B	1,030	16,985
Benchmark Electronics, Inc.	4,026	108,943
Comtech Telecommunications Corp.	2,452	72,971
IntriCon Corp.†	857	15,409

402

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Components-Misc. (continued)
Kimball Electronics, Inc.†	2,561	$40,720
Knowles Corp.†	8,492	172,812
NVE Corp.	498	33,476
OSI Systems, Inc.†	1,738	195,629
Plexus Corp.†	3,102	185,220
Sanmina Corp.†	7,066	224,345
SMART Global Holdings, Inc.†	1,366	41,581
Transcat, Inc.†	712	16,960
Vishay Intertechnology, Inc.	13,851	235,467
Vishay Precision Group, Inc.†	1,089	44,366
ZAGG, Inc.†	2,928	19,413

		1,807,995

Electronic Components-Semiconductors — 1.3%
Adesto Technologies Corp.†	2,792	23,788
Alpha & Omega Semiconductor, Ltd.†	2,090	21,214
Ambarella, Inc.†	3,297	164,685
Amkor Technology, Inc.†	10,253	94,635
AVX Corp.	4,914	74,840
AXT, Inc.†	4,020	17,165
CEVA, Inc.†	2,267	62,977
CTS Corp.	3,392	106,916
Diodes, Inc.†	4,286	182,584
DSP Group, Inc.†	2,274	36,657
GSI Technology, Inc.†	1,595	13,111
Impinj, Inc.†	1,542	55,820
Inphi Corp.†	4,693	282,566
Lattice Semiconductor Corp.†	13,017	251,749
MACOM Technology Solutions Holdings, Inc.†	4,796	94,098
Photronics, Inc.†	6,808	65,561
Rambus, Inc.†	11,529	143,651
Rudolph Technologies, Inc.†	3,197	86,063
Semtech Corp.†	6,880	363,746
Silicon Laboratories, Inc.†	4,488	503,598
Synaptics, Inc.†	3,633	116,910
Xperi Corp.	5,141	109,760

		2,872,094

Electronic Measurement Instruments — 0.3%
Badger Meter, Inc.	2,986	159,721
FARO Technologies, Inc.†	1,799	96,049
Fitbit, Inc., Class A†	23,117	97,091
Itron, Inc.†	3,580	221,960
Mesa Laboratories, Inc.	356	89,598
Stoneridge, Inc.†	2,894	94,258

		758,677

Electronic Parts Distribution — 0.2%
Tech Data Corp.†	3,843	389,450

Electronic Security Devices — 0.1%
Alarm.com Holdings, Inc.†	3,836	191,455
Napco Security Technologies, Inc.†	1,207	34,942
Wrap Technologies, Inc.†	794	3,827

		230,224

Energy-Alternate Sources — 0.6%
Clean Energy Fuels Corp.†	14,023	37,441
Enphase Energy, Inc.†	9,587	269,874
FutureFuel Corp.	2,695	31,397
Green Plains, Inc.	4,122	41,591
Pattern Energy Group, Inc., Class A	9,220	211,415

Security Description	Shares	Value (Note 2)
Energy-Alternate Sources (continued)
Plug Power, Inc.†	23,961	$52,954
Renewable Energy Group, Inc.†	3,842	52,213
REX American Resources Corp.†	585	43,641
SunPower Corp.†	6,566	76,756
Sunrun, Inc.†	11,547	219,970
TerraForm Power, Inc., Class A	7,630	117,578
TPI Composites, Inc.†	3,015	77,094
Vivint Solar, Inc.†	4,552	37,554

		1,269,478

Engineering/R&D Services — 0.4%
Argan, Inc.	1,537	63,247
Exponent, Inc.	5,401	371,589
Iteris, Inc.†	2,946	15,938
KBR, Inc.	14,784	390,002
Mistras Group, Inc.†	1,879	28,486
VSE Corp.	910	27,263

		896,525

Engines-Internal Combustion — 0.0%
Briggs & Stratton Corp.	4,255	40,550

Enterprise Software/Service — 1.8%
American Software, Inc., Class A	3,010	40,093
Appian Corp.†	3,255	127,889
Benefitfocus, Inc.†	3,093	77,294
Blackbaud, Inc.	5,101	464,191
Blackline, Inc.†	4,465	199,139
Daily Journal Corp.†	118	29,276
Domo, Inc., Class B†	1,803	50,015
Donnelley Financial Solutions, Inc.†	3,254	44,352
eGain Corp.†	2,127	16,463
Everbridge, Inc.†	3,405	348,331
Evolent Health, Inc., Class A†	7,561	51,566
Exela Technologies, Inc.†	4,680	12,402
Intelligent Systems Corp.†	712	34,952
LivePerson, Inc.†	6,350	210,756
Majesco†	792	7,461
ManTech International Corp., Class A	2,796	192,309
MicroStrategy, Inc., Class A†	864	118,135
MobileIron, Inc.†	9,983	68,883
Model N, Inc.†	3,389	74,084
Omnicell, Inc.†	4,280	321,899
Phunware, Inc.†	452	773
Progress Software Corp.	4,642	200,952
PROS Holdings, Inc.†	3,435	248,557
QAD, Inc., Class A	1,151	49,654
SailPoint Technologies Holding, Inc.†	8,951	189,224
SPS Commerce, Inc.†	1,875	209,681
SVMK, Inc.†	8,758	148,623
Verint Systems, Inc.†	6,831	395,310
Workiva, Inc.†	3,659	210,356

		4,142,620

Entertainment Software — 0.0%
Glu Mobile, Inc.†	12,090	90,191

Environmental Consulting & Engineering — 0.2%
NRC Group Holdings Corp.†	1,059	12,983
Tetra Tech, Inc.	5,697	451,203

		464,186

Filtration/Separation Products — 0.1%
ESCO Technologies, Inc.	2,667	222,855

403

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Finance-Commercial — 0.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,427	$176,421
Marlin Business Services Corp.	915	21,237
MMA Capital Holdings, Inc.†	512	16,425
NewStar Financial, Inc. CVR†(1)	2,250	1,215
On Deck Capital, Inc.†	6,939	24,842

		240,140

Finance-Consumer Loans — 0.3%
Curo Group Holdings Corp.†	1,816	22,555
Elevate Credit, Inc.†	2,302	9,576
Encore Capital Group, Inc.†	3,225	116,036
Enova International, Inc.†	3,440	92,708
LendingClub Corp.†	6,868	101,509
Nelnet, Inc., Class A	1,869	116,925
Ocwen Financial Corp.†	14,058	26,710
PRA Group, Inc.†	4,699	146,280
Regional Management Corp.†	969	23,382
World Acceptance Corp.†	695	88,077

		743,758

Finance-Credit Card — 0.1%
Meta Financial Group, Inc.	3,838	118,479
Paysign, Inc.†	3,108	43,854

		162,333

Finance-Investment Banker/Broker — 0.4%
Cowen, Inc.†	3,004	52,750
Diamond Hill Investment Group, Inc.	339	47,782
GAIN Capital Holdings, Inc.	1,991	8,482
Greenhill & Co., Inc.	1,755	29,133
Houlihan Lokey, Inc.	3,514	161,644
INTL. FCStone, Inc.†	1,665	67,899
Ladenburg Thalmann Financial Services, Inc.	12,400	38,316
Moelis & Co., Class A	4,957	180,633
Oppenheimer Holdings, Inc., Class A	1,009	29,402
Piper Jaffray Cos.	1,437	111,080
PJT Partners, Inc., Class A	2,423	102,154
Siebert Financial Corp.†	792	9,361

		838,636

Finance-Leasing Companies — 0.1%
Aircastle, Ltd.	5,469	113,700

Finance-Mortgage Loan/Banker — 0.1%
CBTX, Inc.	1,942	58,532
Federal Agricultural Mtg. Corp., Class C	942	72,788
Mr. Cooper Group, Inc.†	7,945	60,462
PennyMac Financial Services, Inc.	2,607	62,594

		254,376

Finance-Other Services — 0.2%
Deluxe Corp.	4,566	203,735
WageWorks, Inc.†	4,176	213,686

		417,421

Financial Guarantee Insurance — 0.3%
MBIA, Inc.†	8,847	82,542
NMI Holdings, Inc., Class A†	6,800	169,184
Radian Group, Inc.	21,851	498,203

		749,929

Security Description	Shares	Value (Note 2)
Firearms & Ammunition — 0.3%
American Outdoor Brands Corp.†	5,647	$54,437
Axon Enterprise, Inc.†	6,090	427,640
Sturm Ruger & Co., Inc.	1,746	98,649

		580,726

Food-Baking — 0.1%
Hostess Brands, Inc.†	10,455	147,625

Food-Canned — 0.0%
Landec Corp.†	2,551	28,495
Seneca Foods Corp., Class A†	708	22,358

		50,853

Food-Confectionery — 0.1%
Simply Good Foods Co.†	7,404	201,611
Tootsie Roll Industries, Inc.	1,718	64,184

		265,795

Food-Dairy Products — 0.0%
Dean Foods Co.	8,532	12,371

Food-Meat Products — 0.0%
Nathan’s Famous, Inc.	302	21,324

Food-Misc./Diversified — 0.4%
B&G Foods, Inc.	6,757	123,518
Bridgford Foods Corp.†	181	6,456
Cal-Maine Foods, Inc.	3,289	130,804
J&J Snack Foods Corp.	1,578	293,255
John B. Sanfilippo & Son, Inc.	901	78,306
Lancaster Colony Corp.	1,973	307,433

		939,772

Food-Retail — 0.1%
Ingles Markets, Inc., Class A	1,477	46,496
Village Super Market, Inc., Class A	861	21,551
Weis Markets, Inc.	996	36,304

		104,351

Food-Wholesale/Distribution — 0.4%
Calavo Growers, Inc.	1,692	149,641
Chefs’ Warehouse, Inc.†	2,520	91,904
Fresh Del Monte Produce, Inc.	3,241	98,300
HF Foods Group, Inc.†	785	17,788
Performance Food Group Co.†	10,746	471,212
SpartanNash Co.	3,743	44,242
United Natural Foods, Inc.†	5,305	52,307

		925,394

Footwear & Related Apparel — 0.3%
Crocs, Inc.†	6,687	152,798
Rocky Brands, Inc.	724	22,821
Steven Madden, Ltd.	8,867	306,000
Weyco Group, Inc.	641	17,640
Wolverine World Wide, Inc.	9,121	247,635

		746,894

Funeral Services & Related Items — 0.1%
Carriage Services, Inc.	1,752	33,498
Matthews International Corp., Class A	3,219	109,929

		143,427

Gambling (Non-Hotel) — 0.1%
Golden Entertainment, Inc.†	1,785	25,026
Monarch Casino & Resort, Inc.†	1,183	55,684
Red Rock Resorts, Inc., Class A	7,288	151,882

404

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Gambling (Non-Hotel) (continued)
Twin River Worldwide Holdings, Inc.	2,186	$57,688

		290,280

Gas-Distribution — 1.1%
Chesapeake Utilities Corp.	1,668	155,891
New Jersey Resources Corp.	9,270	462,295
Northwest Natural Holding Co.	3,005	214,617
ONE Gas, Inc.	5,455	497,387
RGC Resources, Inc.	785	22,592
South Jersey Industries, Inc.	9,671	329,298
Southwest Gas Holdings, Inc.	5,573	495,496
Spire, Inc.	5,191	427,790

		2,605,366

Gold Mining — 0.1%
Gold Resource Corp.	6,030	21,648
Novagold Resources, Inc.†	24,161	149,073

		170,721

Golf — 0.1%
Acushnet Holdings Corp.	3,673	93,882
Callaway Golf Co.	9,758	178,961
Drive Shack, Inc.†	6,308	32,928

		305,771

Hazardous Waste Disposal — 0.1%
Heritage-Crystal Clean, Inc.†	1,568	43,982
US Ecology, Inc.	2,303	146,540

		190,522

Health Care Cost Containment — 0.3%
CorVel Corp.†	941	80,173
HealthEquity, Inc.†	6,408	525,328

		605,501

Healthcare Safety Devices — 0.2%
Tandem Diabetes Care, Inc.†	5,793	367,450

Home Furnishings — 0.1%
Ethan Allen Interiors, Inc.	2,506	51,573
Flexsteel Industries, Inc.	780	14,329
Hooker Furniture Corp.	1,213	25,291
Purple Innovation, Inc.†	384	2,538
Sleep Number Corp.†	3,099	152,378

		246,109

Hotels/Motels — 0.1%
BBX Capital Corp.	6,836	29,463
Bluegreen Vacations Corp.	747	7,702
Marcus Corp.	2,335	81,702
Red Lion Hotels Corp.†	2,476	16,812
St. Joe Co.†	3,532	67,956
Target Hospitality Corp.†	3,447	29,299

		232,934

Housewares — 0.0%
Lifetime Brands, Inc.	1,219	10,764
Tupperware Brands Corp.	5,094	77,989

		88,753

Human Resources — 0.9%
AMN Healthcare Services, Inc.†	4,807	256,598
ASGN, Inc.†	5,335	336,372
Barrett Business Services, Inc.	748	65,450

Security Description	Shares	Value (Note 2)
Human Resources (continued)
BG Staffing, Inc.	1,036	$17,218
Cross Country Healthcare, Inc.†	3,730	35,398
Heidrick & Struggles International, Inc.	1,965	58,361
Insperity, Inc.	4,046	430,292
Kforce, Inc.	2,360	80,452
Korn Ferry	5,890	231,359
Resources Connection, Inc.	3,192	56,179
TriNet Group, Inc.†	4,665	343,064
TrueBlue, Inc.†	4,161	82,263
Willdan Group, Inc.†	1,038	36,309

		2,029,315

Identification Systems — 0.1%
Brady Corp., Class A	4,988	258,029
Digimarc Corp.†	1,193	53,900

		311,929

Independent Power Producers — 0.1%
Clearway Energy, Inc., Class A	3,639	62,482
Clearway Energy, Inc., Class C	7,699	138,736

		201,218

Industrial Audio & Video Products — 0.0%
Akoustis Technologies, Inc.†	2,621	15,254
GoPro, Inc., Class A†	12,776	67,585

		82,839

Industrial Automated/Robotic — 0.0%
Hurco Cos., Inc.	663	22,668
Ichor Holdings, Ltd.†	2,297	57,907

		80,575

Instruments-Controls — 0.2%
Allied Motion Technologies, Inc.	738	29,254
Control4 Corp.†	2,770	66,231
Watts Water Technologies, Inc., Class A	2,882	267,536

		363,021

Instruments-Scientific — 0.0%
Fluidigm Corp.†	7,217	84,800

Insurance Brokers — 0.1%
Crawford & Co., Class A	1,727	17,840
eHealth, Inc.†	2,333	242,049
Goosehead Insurance, Inc., Class A	1,167	52,526

		312,415

Insurance-Life/Health — 0.4%
American Equity Investment Life Holding Co.	9,411	242,804
CNO Financial Group, Inc.	16,718	282,701
FBL Financial Group, Inc., Class A	1,011	63,390
FGL Holdings	15,221	124,051
GWG Holdings, Inc.	190	2,063
Health Insurance Innovations, Inc., Class A†	1,018	22,386
Independence Holding Co.	518	19,632
National Western Life Group, Inc., Class A	238	64,022
Tiptree, Inc.	2,596	17,731
Trupanion, Inc.†	2,968	95,451

		934,231

405

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Multi-line — 0.2%
Citizens, Inc.†	5,164	$38,472
Genworth Financial, Inc., Class A†	52,840	210,832
Horace Mann Educators Corp.	4,317	187,530
United Fire Group, Inc.	2,211	115,569

		552,403

Insurance-Property/Casualty — 1.2%
Ambac Financial Group, Inc.†	4,717	85,944
AMERISAFE, Inc.	1,995	129,795
Donegal Group, Inc., Class A	1,078	16,008
Employers Holdings, Inc.	3,295	144,650
Enstar Group, Ltd.†	1,200	212,580
FedNat Holding Co.	1,205	15,050
Hallmark Financial Services, Inc.†	1,364	21,142
HCI Group, Inc.	678	27,181
Heritage Insurance Holdings, Inc.	2,781	37,377
Investors Title Co.	146	23,959
James River Group Holdings, Ltd.	3,091	147,842
Kinsale Capital Group, Inc.	2,053	184,483
National General Holdings Corp.	7,075	174,965
NI Holdings, Inc.†	996	16,743
Palomar Holdings, Inc.†	592	16,961
ProAssurance Corp.	5,564	217,497
Protective Insurance Corp., Class B	981	16,235
RLI Corp.	4,170	375,842
Safety Insurance Group, Inc.	1,542	152,134
Selective Insurance Group, Inc.	6,110	459,472
State Auto Financial Corp.	1,797	62,140
Stewart Information Services Corp.	2,448	92,608
United Insurance Holdings Corp.	2,152	24,382
Universal Insurance Holdings, Inc.	3,237	80,310
Watford Holdings, Ltd.†	2,113	40,062

		2,775,362

Insurance-Reinsurance — 0.4%
Argo Group International Holdings, Ltd.	3,409	233,312
EMC Insurance Group, Inc.	984	35,365
Essent Group, Ltd.†	10,057	464,231
Global Indemnity, Ltd.	868	24,556
Greenlight Capital Re, Ltd., Class A†	3,044	25,417
Third Point Reinsurance, Ltd.†	7,715	77,767

		860,648

Internet Application Software — 0.0%
Tucows, Inc., Class A†	985	48,196
VirnetX Holding Corp.†	6,326	46,243

		94,439

Internet Connectivity Services — 0.2%
Boingo Wireless, Inc.†	4,536	68,131
Cogent Communications Holdings, Inc.	4,385	276,299

		344,430

Internet Content-Entertainment — 0.0%
Limelight Networks, Inc.†	11,688	31,674

Internet Content-Information/News — 0.2%
DHI Group, Inc.†	5,338	19,644
HealthStream, Inc.†	2,719	76,784
LiveXLive Media, Inc.†	3,083	9,095
OptimizeRx Corp.†	1,251	18,878
TechTarget, Inc.†	2,369	54,534

Security Description	Shares	Value (Note 2)
Internet Content-Information/News (continued)
Yelp, Inc.†	7,877	$276,089

		455,024

Internet Security — 0.0%
Zix Corp.†	5,579	50,825

Internet Telephone — 0.1%
8x8, Inc.†	9,786	236,528

Investment Companies — 0.1%
Altus Midstream Co., Class A†	5,258	16,878
Ellington Financial, Inc.	2,816	49,224
Medallion Financial Corp.†	2,154	10,791
PDL Community Bancorp†	915	13,158
Rafael Holdings, Inc., Class B†	1,100	22,770

		112,821

Investment Management/Advisor Services — 1.0%
Altisource Portfolio Solutions SA†	612	12,852
Ares Management Corp., Class A	6,721	196,589
Artisan Partners Asset Management, Inc., Class A	5,224	154,578
Associated Capital Group, Inc., Class A	203	7,586
B. Riley Financial, Inc.	2,107	39,738
Blucora, Inc.†	5,020	150,299
Boston Private Financial Holdings, Inc.	8,658	99,913
Brightsphere Investment Group, Inc.	7,321	78,335
Cohen & Steers, Inc.	2,378	124,536
Columbia Financial, Inc.†	5,524	84,462
Federated Investors, Inc., Class B	10,066	349,793
Focus Financial Partners, Inc. Class A†	3,163	88,279
GAMCO Investors, Inc., Class A	548	11,124
Hamilton Lane, Inc., Class A	2,275	133,543
Och-Ziff Capital Management Group, Inc., Class A	1,758	40,926
Pzena Investment Management, Inc., Class A	1,843	15,002
Silvercrest Asset Management Group, Inc., Class A	894	12,811
Stifel Financial Corp.	7,181	429,496
Virtus Investment Partners, Inc.	695	74,476
Waddell & Reed Financial, Inc., Class A	7,740	135,450
Westwood Holdings Group, Inc.	853	26,699
WisdomTree Investments, Inc.	13,913	86,261

		2,352,748

Lasers-System/Components — 0.1%
II-VI, Inc.†	6,561	260,472

Leisure Products — 0.0%
Escalade, Inc.	1,117	12,879
Johnson Outdoors, Inc., Class A	515	35,015
Marine Products Corp.	771	12,382

		60,276

Linen Supply & Related Items — 0.1%
UniFirst Corp.	1,580	311,055

Machine Tools & Related Products — 0.2%
Kennametal, Inc.	8,573	296,454
Luxfer Holdings PLC	2,840	56,289
Milacron Holdings Corp.†	7,164	120,642

		473,385

Machinery-Construction & Mining — 0.2%
Astec Industries, Inc.	2,332	76,233

406

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Machinery-Construction & Mining (continued)
Hyster-Yale Materials Handling, Inc.	1,056	$65,303
Terex Corp.	6,616	201,457

		342,993

Machinery-Electrical — 0.1%
Babcock & Wilcox Enterprises, Inc.†	323	1,138
Bloom Energy Corp. Class A†	5,754	60,129
Franklin Electric Co., Inc.	4,825	226,100

		287,367

Machinery-Farming — 0.1%
Alamo Group, Inc.	1,018	99,652
Lindsay Corp.	1,127	102,805

		202,457

Machinery-General Industrial — 0.7%
Albany International Corp., Class A	3,020	259,690
Altra Industrial Motion Corp.	6,716	192,951
Applied Industrial Technologies, Inc.	4,004	243,603
Chart Industries, Inc.†	3,702	279,612
DXP Enterprises, Inc.†	1,698	57,647
Gencor Industries, Inc.†	948	12,096
Kadant, Inc.	1,147	107,199
Manitowoc Co, Inc.†	3,708	66,559
Tennant Co.	1,878	142,935
Twin Disc, Inc.†	1,065	12,854
Welbilt, Inc.†	13,557	222,606

		1,597,752

Machinery-Material Handling — 0.0%
Columbus McKinnon Corp.	2,378	91,410

Machinery-Pumps — 0.3%
Cactus, Inc., Class A†	4,915	144,353
CSW Industrials, Inc.	1,552	109,587
Gorman-Rupp Co.	1,839	61,092
Mueller Water Products, Inc., Class A	16,385	166,635
NN, Inc.	4,379	35,952
SPX FLOW, Inc.†	4,372	177,328

		694,947

Marine Services — 0.0%
SEACOR Marine Holdings, Inc.†	2,011	28,315

Medical Imaging Systems — 0.0%
Lantheus Holdings, Inc.†	3,983	90,095

Medical Information Systems — 0.2%
Allscripts Healthcare Solutions, Inc.†	17,314	178,334
Castlight Health, Inc., Class B†	10,508	16,918
Computer Programs & Systems, Inc.	1,326	34,224
Inovalon Holdings, Inc., Class A†	7,346	110,190
NextGen Healthcare, Inc.†	5,648	92,401
Tabula Rasa HealthCare, Inc.†	2,036	122,710

		554,777

Medical Instruments — 0.4%
AngioDynamics, Inc.†	3,808	77,607
Apyx Medical Corp.†	3,476	25,166
LivaNova PLC†	5,069	390,566
Natus Medical, Inc.†	3,522	109,429
NuVasive, Inc.†	5,421	361,039
Silk Road Medical, Inc.†	727	31,472
TransEnterix, Inc.†	19,211	26,319

		1,021,598

Security Description	Shares	Value (Note 2)
Medical Labs & Testing Services — 0.7%
Avalon GloboCare Corp.†	2,262	$4,728
Cellular Biomedicine Group, Inc.†	1,263	17,417
Invitae Corp.†	9,045	243,220
Medpace Holdings, Inc.†	2,881	226,908
Natera, Inc.†	5,840	161,067
Neuronetics, Inc.†	1,368	16,293
R1 RCM, Inc.†	10,685	134,417
SI-BONE, Inc.†	1,678	30,170
Syneos Health, Inc.†	6,500	332,085
Teladoc Health, Inc.†	7,456	508,797
Vapotherm, Inc.†	486	7,820

		1,682,922

Medical Laser Systems — 0.0%
Cutera, Inc.†	1,443	36,883

Medical Products — 2.3%
Accuray, Inc.†	9,068	37,542
Alphatec Holdings, Inc.†	3,116	14,645
AtriCure, Inc.†	3,873	124,246
Atrion Corp.	149	114,655
Avanos Medical, Inc.†	4,938	201,075
Avedro, Inc.†	526	9,710
AxoGen, Inc.†	3,540	63,649
Axonics Modulation Technologies, Inc.†	1,612	59,160
BioSig Technologies, Inc.†	1,635	12,279
Cardiovascular Systems, Inc.†	3,565	163,384
Cerus Corp.†	14,218	83,175
ConforMIS, Inc.†	6,667	18,401
Corindus Vascular Robotics, Inc.†	9,585	24,250
CryoLife, Inc.†	3,806	109,689
CytoSorbents Corp.†	3,196	22,436
Glaukos Corp.†	3,720	303,850
Globus Medical, Inc., Class A†	7,937	361,768
Haemonetics Corp.†	5,347	652,762
Hanger, Inc.†	3,782	65,239
Inogen, Inc.†	1,907	117,280
Inspire Medical Systems, Inc.†	1,390	94,006
Integer Holdings Corp.†	3,393	296,989
Intersect ENT, Inc.†	3,206	63,383
Invacare Corp.	3,510	18,778
iRadimed Corp.†	460	10,985
iRhythm Technologies, Inc.†	2,583	214,751
LeMaitre Vascular, Inc.	1,689	55,889
Luminex Corp.	4,387	95,330
Misonix, Inc.†	768	18,225
NanoString Technologies, Inc.†	3,450	113,367
Nevro Corp.†	3,085	206,263
Novocure, Ltd.†	8,845	736,081
Orthofix Medical, Inc.†	1,886	100,807
OrthoPediatrics Corp.†	916	32,344
Pulse Biosciences, Inc.†	1,174	15,332
Rockwell Medical, Inc.†	5,823	15,489
RTI Surgical Holdings, Inc.†	5,929	25,258
SeaSpine Holdings Corp.†	1,656	21,048
Shockwave Medical, Inc.†	690	33,755
Sientra, Inc.†	2,385	14,548
Soliton, Inc.†	229	2,778
Surmodics, Inc.†	1,368	57,046
Tactile Systems Technology, Inc.†	1,896	109,475
Wright Medical Group NV†	13,172	380,144
Zynex, Inc.	1,625	13,520

		5,304,786

407

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene — 4.9%
Abeona Therapeutics, Inc.†	3,360	$8,702
ACADIA Pharmaceuticals, Inc.†	10,997	270,306
Acceleron Pharma, Inc.†	4,701	205,246
Acer Therapeutics, Inc.†	524	1,567
Achillion Pharmaceuticals, Inc.†	14,222	62,719
Acorda Therapeutics, Inc.†	4,684	32,460
ADMA Biologics, Inc.†	2,854	10,331
Aduro Biotech, Inc.†	6,837	9,025
Adverum Biotechnologies, Inc.†	5,545	74,358
Affimed NV†	6,286	18,858
Agenus, Inc.†	10,922	26,322
AgeX Therapeutics, Inc.†	2,220	6,505
Albireo Pharma, Inc.†	1,078	27,909
Alder Biopharmaceuticals, Inc.†	7,614	77,054
Aldeyra Therapeutics, Inc.†	2,354	12,900
Allakos, Inc.†	1,811	62,968
Allogene Therapeutics, Inc.†	4,049	125,519
AMAG Pharmaceuticals, Inc.†	3,514	29,026
Amicus Therapeutics, Inc.†	24,171	299,720
AnaptysBio, Inc.†	2,564	137,712
Anavex Life Sciences Corp.†	4,481	11,471
ANI Pharmaceuticals, Inc.†	954	80,699
Apellis Pharmaceuticals, Inc.†	5,045	140,907
Arcus Biosciences, Inc.†	3,291	26,032
Ardelyx, Inc.†	4,923	11,864
Arena Pharmaceuticals, Inc.†	5,215	326,876
ArQule, Inc.†	10,644	107,398
Arrowhead Pharmaceuticals, Inc.†	9,747	283,248
Assembly Biosciences, Inc.†	2,361	29,512
Atara Biotherapeutics, Inc.†	4,631	66,084
Athersys, Inc.†	13,364	18,576
Audentes Therapeutics, Inc.†	4,578	178,176
Avid Bioservices, Inc.†	5,850	37,908
Avrobio, Inc.†	1,637	34,737
BioCryst Pharmaceuticals, Inc.†	11,494	36,436
Biohaven Pharmaceutical Holding Co., Ltd.†	3,475	149,564
BioTime, Inc.†	11,288	12,417
Blueprint Medicines Corp.†	5,097	510,465
Calithera Biosciences, Inc.†	3,594	15,239
Cambrex Corp.†	3,518	154,088
Cara Therapeutics, Inc.†	3,559	85,202
CASI Pharmaceuticals, Inc.†	5,263	16,421
CEL-SCI Corp.†	2,751	20,055
Cerecor, Inc.†	2,239	9,023
ChemoCentryx, Inc.†	4,253	33,939
ChromaDex Corp.†	3,990	18,474
Constellation Pharmaceuticals, Inc.†	1,613	14,920
Cortexyme, Inc.†	302	10,691
Crinetics Pharmaceuticals, Inc.†	1,153	23,383
Cue Biopharma, Inc.†	1,883	15,648
Cymabay Therapeutics, Inc.†	7,190	44,434
CytomX Therapeutics, Inc.†	4,700	48,457
Deciphera Pharmaceuticals, Inc.†	1,542	34,078
Denali Therapeutics, Inc.†	5,005	106,857
Dicerna Pharmaceuticals, Inc.†	5,404	73,657
Dynavax Technologies Corp.†	6,764	18,669
Editas Medicine, Inc.†	5,180	130,795
Eidos Therapeutics, Inc.†	1,155	37,630
Eiger BioPharmaceuticals, Inc.†	2,447	27,088
ElectroCore, Inc.†	1,355	1,911
Emergent BioSolutions, Inc.†	4,763	210,239

Security Description	Shares	Value (Note 2)
Medical-Biomedical/Gene (continued)
Enochian Biosciences, Inc.†	419	$2,049
Enzo Biochem, Inc.†	4,606	18,009
Epizyme, Inc.†	8,106	107,486
Esperion Therapeutics, Inc.†	2,603	103,313
Evelo Biosciences, Inc.†	1,435	8,768
Evolus, Inc.†	1,157	20,537
EyePoint Pharmaceuticals, Inc.†	6,461	8,981
Fate Therapeutics, Inc.†	5,460	120,393
FibroGen, Inc.†	8,103	382,948
Five Prime Therapeutics, Inc.†	3,528	18,028
Forty Seven, Inc.†	1,724	15,344
Geron Corp.†	18,054	21,665
GlycoMimetics, Inc.†	3,530	32,582
Gossamer Bio, Inc.†	2,088	41,447
Halozyme Therapeutics, Inc.†	14,942	253,865
Homology Medicines, Inc.†	2,538	45,126
ImmunoGen, Inc.†	15,138	34,060
Immunomedics, Inc.†	18,269	269,468
Innoviva, Inc.†	6,668	79,216
Inovio Pharmaceuticals, Inc.†	9,579	26,438
Insmed, Inc.†	8,092	177,619
Intercept Pharmaceuticals, Inc.†	2,584	162,404
Intrexon Corp.†	7,490	59,845
Iovance Biotherapeutics, Inc.†	11,970	294,342
Kaleido Biosciences, Inc.†	526	4,034
Karyopharm Therapeutics, Inc.†	6,028	53,107
Kezar Life Sciences, Inc.†	1,624	9,143
Kindred Biosciences, Inc.†	3,866	26,366
Kiniksa Pharmaceuticals, Ltd., Class A†	1,456	17,181
Krystal Biotech, Inc.†	915	43,929
Lexicon Pharmaceuticals, Inc.†	4,332	5,848
Ligand Pharmaceuticals, Inc.†	1,994	182,471
Liquidia Technologies, Inc.†	1,401	10,241
LogicBio Therapeutics, Inc.†	873	10,913
MacroGenics, Inc.†	4,975	71,590
Magenta Therapeutics, Inc.†	2,033	27,466
Marker Therapeutics, Inc.†	2,828	13,037
Medicines Co.†	7,346	263,281
MEI Pharma, Inc.†	7,113	12,092
MeiraGTx Holdings PLC†	1,629	44,390
Menlo Therapeutics, Inc.†	1,617	6,128
Mersana Therapeutics, Inc.†	3,749	13,122
Molecular Templates, Inc.†	1,777	11,675
Mustang Bio, Inc.†	2,906	8,863
Myriad Genetics, Inc.†	7,322	213,363
NeoGenomics, Inc.†	9,136	222,644
Neon Therapeutics, Inc.†	1,476	4,221
NextCure, Inc.†	302	6,635
NGM Biopharmaceuticals, Inc.†	702	9,877
Novavax, Inc.†	2,449	10,555
Omeros Corp.†	4,859	75,363
Oncocyte Corp.†	2,244	3,972
Oncternal Therapeutics, Inc. CVR†(1)	73	150
Organogenesis Holdings, Inc.†	1,100	5,456
Osmotica Pharmaceuticals PLC†	834	2,719
Pacific Biosciences of California, Inc.†	14,857	80,228
Palatin Technologies, Inc.†	21,123	19,211
PDL BioPharma, Inc.†	12,424	35,781
Pfenex, Inc.†	3,114	18,310
Pieris Pharmaceuticals, Inc.†	4,831	26,570
PolarityTE, Inc.†	1,465	6,973
Precision BioSciences, Inc.†	957	12,317
Prothena Corp. PLC†	4,196	39,275

408

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene (continued)
PTC Therapeutics, Inc.†	5,978	$287,960
Puma Biotechnology, Inc.†	3,211	30,986
Radius Health, Inc.†	4,704	100,948
REGENXBIO, Inc.†	3,484	154,724
Replimune Group, Inc.†	1,211	15,041
resTORbio, Inc.†	1,561	16,984
Retrophin, Inc.†	4,322	85,532
Rigel Pharmaceuticals, Inc.†	17,558	40,032
Rocket Pharmaceuticals, Inc.†	3,104	37,807
Rubius Therapeutics, Inc.†	3,647	48,505
Sangamo Therapeutics, Inc.†	11,990	144,000
Savara, Inc.†	3,316	8,423
Scholar Rock Holding Corp.†	1,618	19,885
Solid Biosciences, Inc.†	1,579	9,048
Sorrento Therapeutics, Inc.†	12,210	32,845
Spark Therapeutics, Inc.†	3,588	358,872
Stemline Therapeutics, Inc.†	4,181	55,482
Strongbridge Biopharma PLC†	3,778	9,823
Syndax Pharmaceuticals, Inc.†	2,098	20,141
Synlogic, Inc.†	1,638	9,189
Synthorx, Inc.†	766	12,639
TCR2 Therapeutics, Inc.†	185	2,875
Theravance Biopharma, Inc.†	4,616	96,244
Tocagen, Inc.†	2,215	11,784
Translate Bio, Inc.†	3,066	24,589
TransMedics Group, Inc.†	689	16,350
Twist Bioscience Corp.†	2,219	74,825
Tyme Technologies, Inc.†	6,161	6,777
Ultragenyx Pharmaceutical, Inc.†	5,704	343,723
UNITY Biotechnology, Inc.†	2,786	19,669
VBI Vaccines, Inc.†	8,758	6,410
Veracyte, Inc.†	4,863	137,963
Vericel Corp.†	4,590	87,761
Viking Therapeutics, Inc.†	6,773	52,084
WaVe Life Sciences, Ltd.†	2,350	50,313
X4 Pharmaceuticals, Inc.†	729	8,675
XBiotech, Inc.†	1,744	12,278
Y-mAbs Therapeutics, Inc.†	2,124	47,514
ZIOPHARM Oncology, Inc.†	16,754	116,273

		11,259,878

Medical-Drugs — 2.0%
AcelRx Pharmaceuticals, Inc.†	8,179	21,347
Aclaris Therapeutics, Inc.†	3,216	4,116
Adamas Pharmaceuticals, Inc.†	2,357	14,755
Aeglea BioTherapeutics, Inc.†	2,731	24,470
Aerie Pharmaceuticals, Inc.†	4,406	95,478
Aimmune Therapeutics, Inc.†	4,637	89,262
Akcea Therapeutics, Inc.†	1,298	28,076
Akorn, Inc.†	9,748	36,263
Alector, Inc.†	1,026	21,669
Amphastar Pharmaceuticals, Inc.†	3,745	75,462
Athenex, Inc.†	6,184	111,312
Axcella Health, Inc.†	171	1,450
Beyondspring, Inc.†	1,118	18,738
BioSpecifics Technologies Corp.†	640	37,184
Bioxcel Therapeutics, Inc.†	629	6,774
Catalyst Pharmaceuticals, Inc.†	10,069	50,244
cbdMD, Inc.†	985	4,285
Checkpoint Therapeutics, Inc.†	2,406	6,328
Chiasma, Inc.†	2,718	14,922
Chimerix, Inc.†	5,004	18,014

Security Description	Shares	Value (Note 2)
Medical-Drugs (continued)
Clovis Oncology, Inc.†	5,096	$53,763
Coherus Biosciences, Inc.†	6,461	108,674
Collegium Pharmaceutical, Inc.†	3,355	36,804
Concert Pharmaceuticals, Inc.†	2,248	22,615
Corbus Pharmaceuticals Holdings, Inc.†	6,196	37,176
Corcept Therapeutics, Inc.†	10,096	113,681
Corium International, Inc.†(1)	2,517	453
Cyclerion Therapeutics, Inc.†	2,465	22,900
Cytokinetics, Inc.†	5,716	69,678
Dova Pharmaceuticals, Inc.†	852	13,623
Eagle Pharmaceuticals, Inc.†	969	53,159
Eloxx Pharmaceuticals, Inc.†	2,369	19,331
Enanta Pharmaceuticals, Inc.†	1,791	134,361
Galectin Therapeutics, Inc.†	3,366	12,454
Global Blood Therapeutics, Inc.†	5,683	311,428
Gritstone Oncology, Inc.†	2,601	27,311
Harpoon Therapeutics,, Inc.†	619	9,217
Hookipa Pharma, Inc.†	218	1,589
Intellia Therapeutics, Inc.†	3,800	68,780
Intra-Cellular Therapies, Inc.†	4,648	38,811
Ironwood Pharmaceuticals, Inc.†	16,042	170,526
Jounce Therapeutics, Inc.†	1,689	8,090
Kadmon Holdings, Inc.†	13,590	35,606
Kala Pharmaceuticals, Inc.†	2,279	13,401
KalVista Pharmaceuticals, Inc.†	1,218	20,207
Kura Oncology, Inc.†	3,025	57,838
Lannett Co., Inc.†	3,300	23,331
Madrigal Pharmaceuticals, Inc.†	816	71,229
Mallinckrodt PLC†	8,771	59,731
Marinus Pharmaceuticals, Inc.†	5,238	5,762
MediciNova, Inc.†	4,297	40,993
Millendo Therapeutics, Inc.†	980	9,614
Minerva Neurosciences, Inc.†	3,086	20,491
MyoKardia, Inc.†	4,638	252,446
Ocular Therapeutix, Inc.†	3,928	18,265
Odonate Therapeutics, Inc.†	810	33,008
Optinose, Inc.†	2,601	13,967
Pacira BioSciences, Inc.†	4,233	185,786
Paratek Pharmaceuticals, Inc.†	3,341	10,791
PhaseBio Pharmaceuticals, Inc.†	1,432	11,184
Phibro Animal Health Corp., Class A	2,129	66,276
Prestige Consumer Healthcare, Inc.†	5,427	187,774
Principia Biopharma, Inc.†	1,398	51,922
Progenics Pharmaceuticals, Inc.†	8,877	47,758
Protagonist Therapeutics, Inc.†	1,583	17,445
Ra Pharmaceuticals, Inc.†	3,269	111,277
Reata Pharmaceuticals, Inc., Class A†	2,098	190,184
Rhythm Pharmaceuticals, Inc.†	2,398	46,162
Seres Therapeutics, Inc.†	2,238	6,110
SIGA Technologies, Inc.†	5,750	32,200
Spectrum Pharmaceuticals, Inc.†	11,637	88,208
Spero Therapeutics, Inc.†	1,069	11,107
Supernus Pharmaceuticals, Inc.†	5,147	171,755
Sutro Biopharma, Inc.†	1,136	12,803
Syros Pharmaceuticals, Inc.†	3,617	27,055
TG Therapeutics, Inc.†	8,206	61,463
TherapeuticsMD, Inc.†	20,561	44,206
Tricida, Inc.†	2,279	71,925
Turning Point Therapeutics, Inc.†	693	27,609
UroGen Pharma, Ltd.†	1,956	66,700
Vanda Pharmaceuticals, Inc.†	5,435	67,666
Verrica Pharmaceuticals, Inc.†	1,346	16,475
Voyager Therapeutics, Inc.†	2,520	55,465

409

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Drugs (continued)
Xeris Pharmaceuticals, Inc.†	2,783	$32,561
Zogenix, Inc.†	4,452	214,453
Zynerba Pharmaceuticals, Inc.†	2,170	22,980

		4,647,762

Medical-Generic Drugs — 0.1%
Amneal Pharmaceuticals, Inc.†	9,780	35,795
Arvinas, Inc.†	1,836	48,984
Endo International PLC†	23,468	74,394
Kodiak Sciences, Inc.†	2,461	30,295
Momenta Pharmaceuticals, Inc.†	10,284	116,209

		305,677

Medical-HMO — 0.1%
Magellan Health, Inc.†	2,257	158,757
Tivity Health, Inc.†	4,955	86,465
Triple-S Management Corp., Class B†	2,390	57,318

		302,540

Medical-Hospitals — 0.2%
Community Health Systems, Inc.†	8,993	18,435
Select Medical Holdings Corp.†	11,484	192,242
Surgery Partners, Inc.†	2,509	19,144
Tenet Healthcare Corp.†	10,738	253,095

		482,916

Medical-Nursing Homes — 0.2%
Ensign Group, Inc.	5,281	318,233
Genesis Healthcare, Inc.†	8,507	9,953
National HealthCare Corp.	1,276	111,778

		439,964

Medical-Outpatient/Home Medical — 0.5%
Addus HomeCare Corp.†	1,101	88,730
Amedisys, Inc.†	3,275	451,590
Joint Corp.†	1,363	25,188
LHC Group, Inc.†	3,142	397,714
Providence Service Corp.†	1,217	67,835

		1,031,057

Medical-Wholesale Drug Distribution — 0.0%
Diplomat Pharmacy, Inc.†	6,010	31,673
Evofem Biosciences, Inc.†	1,477	7,178
Owens & Minor, Inc.	6,434	17,436

		56,287

Metal Processors & Fabrication — 0.6%
AZZ, Inc.	2,712	126,325
CIRCOR International, Inc.†	2,038	77,444
Helios Technologies, Inc.	3,058	143,604
Lawson Products, Inc.†	436	18,255
LB Foster Co., Class A†	1,045	25,258
Mayville Engineering Co., Inc.†	658	8,666
Mueller Industries, Inc.	5,790	174,800
Park-Ohio Holdings Corp.	920	28,152
RBC Bearings, Inc.†	2,532	411,931
Rexnord Corp.†	10,992	321,956
Tredegar Corp.	2,720	45,342

		1,381,733

Metal Products-Distribution — 0.1%
Olympic Steel, Inc.	963	12,115
Ryerson Holding Corp.†	1,689	13,782

Security Description	Shares	Value (Note 2)
Metal Products-Distribution (continued)
Worthington Industries, Inc.	4,120	$165,706

		191,603

Metal Products-Fasteners — 0.1%
Eastern Co.	564	14,247
TriMas Corp.†	4,746	142,332

		156,579

Metal-Aluminum — 0.1%
Century Aluminum Co.†	5,242	37,690
Kaiser Aluminum Corp.	1,670	160,771

		198,461

Metal-Iron — 0.1%
Cleveland-Cliffs, Inc.	29,390	313,297

Mining Services — 0.0%
Contura Energy, Inc.†	1,983	71,051

Miscellaneous Manufacturing — 0.3%
Hillenbrand, Inc.	6,468	217,907
John Bean Technologies Corp.	3,256	386,357

		604,264

Motion Pictures & Services — 0.1%
Eros International PLC†	3,732	6,195
IMAX Corp.†	5,461	119,869

		126,064

MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	4,386	64,606

Multimedia — 0.1%
E.W. Scripps Co., Class A	5,711	87,550
Entravision Communications Corp., Class A	6,335	20,652
Liberty Media Corp. — Liberty Braves, Series A†	1,038	29,998
Liberty Media Corp. — Liberty Braves, Series C†	3,762	108,233

		246,433

Networking Products — 0.2%
A10 Networks, Inc.†	5,831	44,199
Calix, Inc.†	4,776	29,993
Extreme Networks, Inc.†	12,203	99,332
Infinera Corp.†	18,314	70,692
Inseego Corp.†	4,651	24,185
NeoPhotonics Corp.†	3,959	18,172
NETGEAR, Inc.†	3,249	109,979

		396,552

Night Clubs — 0.0%
RCI Hospitality Holdings, Inc.	944	16,001

Non-Ferrous Metals — 0.0%
Energy Fuels, Inc.†	9,253	16,841
Uranium Energy Corp.†	18,605	18,426

		35,267

Non-Hazardous Waste Disposal — 0.3%
Advanced Disposal Services, Inc.†	7,586	245,559
Casella Waste Systems, Inc., Class A†	4,652	202,827
Charah Solutions, Inc.†	992	5,159
Covanta Holding Corp.	12,319	212,133

		665,678

410

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Office Automation & Equipment — 0.0%
AstroNova, Inc.	714	$17,264
Pitney Bowes, Inc.	18,915	76,606

		93,870

Office Furnishings-Original — 0.4%
CompX International, Inc.	172	2,829
Herman Miller, Inc.	6,151	278,886
HNI Corp.	4,521	154,799
Interface, Inc.	6,201	85,946
Kimball International, Inc., Class B	3,723	64,557
Knoll, Inc.	5,118	124,112
Steelcase, Inc., Class A	9,077	153,492

		864,621

Office Supplies & Forms — 0.0%
ACCO Brands Corp.	10,492	102,612

Oil & Gas Drilling — 0.1%
Diamond Offshore Drilling, Inc.†	6,775	61,246
Nabors Industries, Ltd.	36,810	108,957
Noble Corp. PLC†	25,899	57,755
Pacific Drilling SA†	3,116	29,290
Parker Drilling Co.†	973	16,736
Seadrill, Ltd.†	6,119	25,088

		299,072

Oil Companies-Exploration & Production — 1.2%
Abraxas Petroleum Corp.†	16,718	14,551
Berry Petroleum Corp.	6,614	64,817
Bonanza Creek Energy, Inc.†	1,975	43,055
Brigham Minerals, Inc., Class A†	1,679	36,014
California Resources Corp.†	5,046	77,254
Callon Petroleum Co.†	23,886	117,519
Carrizo Oil & Gas, Inc.†	9,278	88,419
Chaparral Energy, Inc., Class A†	3,243	11,513
CNX Resources Corp.†	20,283	166,726
Comstock Resources, Inc.†	1,572	10,737
Denbury Resources, Inc.†	48,000	54,240
Earthstone Energy, Inc., Class A†	2,036	8,918
Evolution Petroleum Corp.	2,837	17,306
Extraction Oil & Gas, Inc.†	10,447	38,758
Falcon Minerals Corp.	4,027	31,853
Goodrich Petroleum Corp.†	937	10,785
Gulfport Energy Corp.†	16,720	63,202
HighPoint Resources Corp.†	11,727	14,659
Isramco, Inc.†	77	9,256
Jagged Peak Energy, Inc.†	6,837	50,184
Laredo Petroleum, Inc.†	18,834	62,529
Magnolia Oil & Gas Corp., Class A†	10,549	117,938
Mammoth Energy Services, Inc.	1,357	8,793
Matador Resources Co.†	11,592	204,367
Midstates Petroleum Co., Inc.†	1,364	6,206
Montage Resources Corp.†	2,233	7,458
Northern Oil and Gas, Inc.†	29,158	47,236
Oasis Petroleum, Inc.†	33,338	162,356
Panhandle Oil and Gas, Inc., Class A	1,619	19,120
PDC Energy, Inc.†	6,938	199,329
Penn Virginia Corp.†	1,415	48,450
PrimeEnergy Resources Corp.†	54	6,525
QEP Resources, Inc.†	24,977	123,636
Ring Energy, Inc.†	6,286	15,401
Roan Resources, Inc.†	3,724	4,469
Rosehill Resources, Inc.†	1,089	3,071

Security Description	Shares	Value (Note 2)
Oil Companies-Exploration & Production (continued)
SandRidge Energy, Inc.†	3,217	$21,715
SilverBow Resources, Inc.†	739	7,678
SM Energy Co.	11,697	116,619
Southwestern Energy Co.†	56,750	124,850
SRC Energy, Inc.†	25,266	103,085
Talos Energy, Inc.†	2,101	43,239
Tellurian, Inc.†	9,857	60,818
Unit Corp.†	5,545	36,042
W&T Offshore, Inc.†	9,828	44,128
Whiting Petroleum Corp.†	9,498	167,925

		2,692,749

Oil Field Machinery & Equipment — 0.2%
Dril-Quip, Inc.†	3,778	198,798
Exterran Corp.†	3,283	44,813
Flotek Industries, Inc.†	5,612	17,229
Forum Energy Technologies, Inc.†	8,638	22,632
Natural Gas Services Group, Inc.†	1,313	21,060
Smart Sand, Inc.†	2,251	5,290
Thermon Group Holdings, Inc.†	3,394	86,004
US Silica Holdings, Inc.	7,652	106,057

		501,883

Oil Refining & Marketing — 0.4%
CVR Energy, Inc.	3,089	163,933
Delek US Holdings, Inc.	7,998	344,554
Murphy USA, Inc.†	3,183	281,250
Par Pacific Holdings, Inc.†	3,592	82,831
Trecora Resources†	2,228	21,144

		893,712

Oil-Field Services — 0.8%
Archrock, Inc.	13,451	147,692
C&J Energy Services, Inc.†	6,869	75,147
DMC Global, Inc.	1,508	78,778
Era Group, Inc.†	2,130	21,982
Frank’s International NV†	11,128	63,430
FTS International, Inc.†	3,467	13,764
Helix Energy Solutions Group, Inc.†	14,813	129,762
Independence Contract Drilling, Inc.†	5,009	6,612
Keane Group, Inc.†	5,540	34,847
KLX Energy Services Holdings, Inc.†	2,173	34,159
Liberty Oilfield Services, Inc., Class A	4,669	66,066
Matrix Service Co.†	2,773	50,940
McDermott International, Inc.†	18,943	121,614
MRC Global, Inc.†	8,301	129,828
National Energy Services Reunited Corp.†	2,476	19,808
NCS Multistage Holdings, Inc.†	1,199	3,849
Newpark Resources, Inc.†	9,287	70,860
Nine Energy Service, Inc.†	1,659	21,351
NOW, Inc.†	11,306	138,498
Oceaneering International, Inc.†	10,342	159,784
Oil States International, Inc.†	6,254	93,310
ProPetro Holding Corp.†	8,343	151,259
RPC, Inc.	6,063	37,469
Select Energy Services, Inc., Class A†	6,185	62,901
Solaris Oilfield Infrastructure, Inc., Class A	3,207	45,892
Superior Energy Services, Inc.†	16,217	14,712
TETRA Technologies, Inc.†	12,650	19,734
US Well Services, Inc.†	2,095	6,494

		1,820,542

411

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Optical Supplies — 0.1%
STAAR Surgical Co.†	4,639	$135,969

Paper & Related Products — 0.2%
Clearwater Paper Corp.†	1,669	32,763
Neenah, Inc.	1,747	114,795
P.H. Glatfelter Co.	4,546	74,191
Schweitzer-Mauduit International, Inc.	3,224	111,002
Verso Corp., Class A†	3,639	58,879

		391,630

Pastoral & Agricultural — 0.2%
Darling Ingredients, Inc.†	17,145	348,558

Patient Monitoring Equipment — 0.1%
CareDx, Inc.†	4,292	140,649

Pharmacy Services — 0.0%
BioScrip, Inc.†	12,858	36,388

Physical Therapy/Rehabilitation Centers — 0.1%
Catasys, Inc.†	737	12,838
U.S. Physical Therapy, Inc.	1,312	169,353

		182,191

Physicians Practice Management — 0.0%
Apollo Medical Holdings, Inc.†	659	10,083

Pipelines — 0.1%
NextDecade Corp.†	1,193	5,869
SemGroup Corp., Class A	8,289	105,022

		110,891

Pollution Control — 0.0%
CECO Environmental Corp.†	3,207	29,601

Poultry — 0.1%
Sanderson Farms, Inc.	2,077	272,129

Power Converter/Supply Equipment — 0.3%
Energous Corp.†	2,903	11,873
Generac Holdings, Inc.†	6,386	461,708
Powell Industries, Inc.	931	34,438
Vicor Corp.†	1,858	54,922

		562,941

Precious Metals — 0.1%
Coeur Mining, Inc.†	21,204	97,538
Hecla Mining Co.	50,289	93,035

		190,573

Printing-Commercial — 0.1%
Cimpress NV†	2,288	220,678
Ennis, Inc.	2,661	54,098
LSC Communications, Inc.	3,419	3,419
Quad/Graphics, Inc.	3,244	36,690
RR Donnelley & Sons Co.	7,372	14,891

		329,776

Private Equity — 0.2%
Kennedy-Wilson Holdings, Inc.	12,810	275,671
NexPoint Residential Trust, Inc.	1,955	84,378

		360,049

Protection/Safety — 0.0%
ShotSpotter, Inc.†	837	31,463

Security Description	Shares	Value (Note 2)
Publishing-Books — 0.1%
Houghton Mifflin Harcourt Co.†	10,898	$63,753
Scholastic Corp.	2,968	101,416
Tribune Publishing Co.	1,828	15,118

		180,287

Publishing-Newspapers — 0.2%
Gannett Co., Inc.	11,051	113,273
Lee Enterprises, Inc.†	5,589	12,128
TEGNA, Inc.	22,699	344,798

		470,199

Publishing-Periodicals — 0.1%
Meredith Corp.	4,156	227,998
Value Line, Inc.	111	2,897

		230,895

Quarrying — 0.1%
Compass Minerals International, Inc.	3,562	198,938

Racetracks — 0.4%
Churchill Downs, Inc.	3,669	438,996
Empire Resorts, Inc.†	397	3,879
International Speedway Corp., Class A	2,446	110,265
Penn National Gaming, Inc.†	11,594	226,315
Speedway Motorsports, Inc.	1,188	23,522

		802,977

Radio — 0.1%
Cumulus Media, Inc., Class A†	1,481	22,378
Entercom Communications Corp., Class A	12,908	73,318
Saga Communications, Inc., Class A	397	12,394

		108,090

Real Estate Investment Trusts — 7.4%
Acadia Realty Trust	8,501	238,623
AG Mortgage Investment Trust, Inc.	3,397	55,575
Agree Realty Corp.	3,927	262,520
Alexander & Baldwin, Inc.	7,164	168,426
Alexander’s, Inc.	222	83,139
American Assets Trust, Inc.	4,859	225,458
American Finance Trust, Inc.	11,161	130,695
Anworth Mtg. Asset Corp.	10,194	39,247
Apollo Commercial Real Estate Finance, Inc.	15,874	298,749
Ares Commercial Real Estate Corp.	2,817	42,734
Arlington Asset Investment Corp., Class A	3,767	24,787
Armada Hoffler Properties, Inc.	5,436	92,031
ARMOUR Residential REIT, Inc.	6,214	111,044
Ashford Hospitality Trust, Inc.	9,397	25,466
Blackstone Mtg. Trust, Inc., Class A	13,177	468,047
Bluerock Residential Growth REIT, Inc.	2,216	26,127
Braemar Hotels & Resorts, Inc.	3,135	28,591
BRT Apartments Corp.	1,017	14,197
Capstead Mtg. Corp.	8,830	74,437
CareTrust REIT, Inc.	9,968	231,557
CatchMark Timber Trust, Inc., Class A	5,118	51,999
CBL & Associates Properties, Inc.	17,697	18,582
Cedar Realty Trust, Inc.	8,952	24,887
Chatham Lodging Trust	4,791	85,567
Cherry Hill Mtg. Investment Corp.	1,637	25,357
Chesapeake Lodging Trust	6,233	171,220
CIM Commercial Trust Corp.	421	8,580

412

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
City Office REIT, Inc.	4,047	$50,102
Clipper Realty, Inc.	1,504	17,371
Colony Credit Real Estate, Inc.	8,445	136,809
Community Healthcare Trust, Inc.	1,872	76,920
CoreCivic, Inc.	12,438	211,073
CorEnergy Infrastructure Trust, Inc.	1,343	54,351
CorePoint Lodging, Inc.	4,308	50,533
DiamondRock Hospitality Co.	21,025	211,722
Dynex Capital, Inc.	2,502	40,783
Easterly Government Properties, Inc.	7,125	134,449
EastGroup Properties, Inc.	3,791	456,740
Essential Properties Realty Trust, Inc.	5,173	109,254
Exantas Capital Corp.	3,184	35,629
Farmland Partners, Inc.	3,025	18,604
First Industrial Realty Trust, Inc.	13,166	502,810
Four Corners Property Trust, Inc.	7,151	192,648
Franklin Street Properties Corp.	10,837	87,346
Front Yard Residential Corp.	5,170	62,092
GEO Group, Inc.	12,426	221,307
Getty Realty Corp.	3,484	104,450
Gladstone Commercial Corp.	3,126	66,459
Gladstone Land Corp.	1,703	19,567
Global Medical REIT, Inc.	3,212	33,180
Global Net Lease, Inc.	8,811	171,991
Granite Point Mtg. Trust, Inc.	5,546	105,929
Great Ajax Corp.	1,676	23,313
Healthcare Realty Trust, Inc.	13,359	427,221
Hersha Hospitality Trust	3,643	56,904
Independence Realty Trust, Inc.	9,394	116,016
Industrial Logistics Properties Trust	6,767	144,678
Innovative Industrial Properties, Inc.	979	103,451
Invesco Mtg. Capital, Inc.	13,505	222,562
Investors Real Estate Trust	1,230	78,412
iStar, Inc.	6,455	85,206
Jernigan Capital, Inc.	2,175	43,152
Kite Realty Group Trust	8,650	137,621
KKR Real Estate Finance Trust, Inc.	2,636	52,799
Ladder Capital Corp.	10,747	180,872
Lexington Realty Trust	23,918	236,071
LTC Properties, Inc.	4,110	189,430
Mack-Cali Realty Corp.	9,467	225,125
Monmouth Real Estate Investment Corp.	9,517	131,239
National Health Investors, Inc.	4,370	346,891
National Storage Affiliates Trust	5,943	180,013
New Senior Investment Group, Inc.	8,644	61,632
New York Mortgage Trust, Inc.	21,764	132,978
NorthStar Realty Europe Corp.	4,616	78,472
Office Properties Income Trust	4,980	140,287
One Liberty Properties, Inc.	1,607	46,057
Orchid Island Capital, Inc.	5,385	33,333
Pebblebrook Hotel Trust	13,578	380,048
Pennsylvania Real Estate Investment Trust	7,248	43,343
PennyMac Mtg. Investment Trust	7,870	173,376
Physicians Realty Trust	19,386	333,633
Piedmont Office Realty Trust, Inc., Class A	13,074	272,070
PotlatchDeltic Corp.	6,906	254,279
Preferred Apartment Communities, Inc., Class A	4,522	65,524
PS Business Parks, Inc.	2,090	365,750

Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
QTS Realty Trust, Inc., Class A	5,714	$264,444
Ready Capital Corp.	3,256	50,045
Redwood Trust, Inc.	10,038	169,843
Retail Opportunity Investments Corp.	11,757	213,272
Retail Value, Inc.	1,557	58,605
Rexford Industrial Realty, Inc.	10,843	448,900
RLJ Lodging Trust	17,978	310,660
RPT Realty	8,153	99,874
Ryman Hospitality Properties, Inc.	4,791	359,325
Sabra Health Care REIT, Inc.	18,684	385,638
Saul Centers, Inc.	1,241	67,994
Senior Housing Properties Trust	24,715	202,663
Seritage Growth Properties, Class A	3,412	142,519
Spirit MTA REIT	4,501	37,853
STAG Industrial, Inc.	13,206	392,482
Summit Hotel Properties, Inc.	10,808	120,077
Sunstone Hotel Investors, Inc.	23,831	314,807
Tanger Factory Outlet Centers, Inc.	9,540	151,495
Terreno Realty Corp.	6,489	317,053
TPG RE Finance Trust, Inc.	5,175	102,206
UMH Properties, Inc.	3,657	48,090
Uniti Group, Inc.	19,320	162,674
Universal Health Realty Income Trust	1,339	123,402
Urban Edge Properties	12,018	201,061
Urstadt Biddle Properties, Inc., Class A	3,087	66,648
Washington Prime Group, Inc.	19,505	70,803
Washington Real Estate Investment Trust	8,375	225,706
Western Asset Mtg. Capital Corp.	4,916	49,947
Whitestone REIT	3,960	50,490
Xenia Hotels & Resorts, Inc.	11,834	253,603

		17,023,698

Real Estate Management/Services — 0.4%
Cushman & Wakefield PLC†	10,697	212,228
eXp World Holdings, Inc.†	1,665	17,599
Marcus & Millichap, Inc.†	2,397	79,580
Maui Land & Pineapple Co., Inc.†	705	7,988
Newmark Group, Inc., Class A	14,990	147,801
RE/MAX Holdings, Inc., Class A	1,865	54,234
Realogy Holdings Corp.	11,879	61,890
Redfin Corp.†	9,216	166,257
RMR Group, Inc., Class A	746	36,733
Safehold, Inc.	777	25,540

		809,850

Real Estate Operations & Development — 0.1%
American Realty Investors, Inc.†	260	4,087
Consolidated-Tomoka Land Co.	521	32,677
Forestar Group, Inc.†	1,100	22,726
FRP Holdings, Inc.†	735	36,441
Griffin Industrial Realty, Inc.	101	3,925
Legacy Housing Corp.†	487	6,131
McGrath RentCorp	2,527	172,114
Stratus Properties, Inc.†	613	17,299
Transcontinental Realty Investors, Inc.†	111	2,812

		298,212

Recreational Centers — 0.0%
OneSpaWorld Holdings, Ltd.†	4,741	74,244

Recreational Vehicles — 0.1%
Camping World Holdings, Inc., Class A	3,437	40,316
Malibu Boats, Inc., Class A†	2,165	65,232

413

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Recreational Vehicles (continued)
MasterCraft Boat Holdings, Inc.†	1,922	$31,905

		137,453

Rental Auto/Equipment — 0.5%
Aaron’s, Inc.	7,054	444,755
Avis Budget Group, Inc.†	6,175	224,708
CAI International, Inc.†	1,765	40,242
Herc Holdings, Inc.†	2,516	113,572
Hertz Global Holdings, Inc.†	10,594	164,419
Rent-A-Center, Inc.†	5,085	137,448
Textainer Group Holdings, Ltd.†	2,939	28,596

		1,153,740

Resorts/Theme Parks — 0.3%
Marriott Vacations Worldwide Corp.	4,610	471,280
SeaWorld Entertainment, Inc.†	5,268	161,043

		632,323

Retail-Apparel/Shoe — 0.6%
Abercrombie & Fitch Co., Class A	6,945	131,469
American Eagle Outfitters, Inc.	16,893	298,837
Ascena Retail Group, Inc.†	16,347	7,261
Boot Barn Holdings, Inc.†	2,921	91,398
Buckle, Inc.	3,016	61,376
Caleres, Inc.	4,269	80,172
Cato Corp., Class A	2,285	32,835
Chico’s FAS, Inc.	12,185	38,870
Children’s Place, Inc.	1,604	156,663
Designer Brands, Inc.	6,790	124,800
Duluth Holdings, Inc., Class B†	1,121	13,620
Express, Inc.†	6,869	16,966
Genesco, Inc.†	1,850	72,853
Guess?, Inc.	5,980	100,763
J. Jill, Inc.	1,759	3,764
RTW RetailWinds, Inc.†	3,167	6,904
Shoe Carnival, Inc.	999	25,355
Tailored Brands, Inc.	5,218	25,412
Tilly’s, Inc., Class A	2,268	18,575
Vera Bradley, Inc.†	2,136	25,098
Winmark Corp.	255	43,098

		1,376,089

Retail-Appliances — 0.0%
Conn’s, Inc.†	2,078	43,222

Retail-Arts & Crafts — 0.0%
Michaels Cos., Inc.†	8,919	61,274

Retail-Automobile — 0.4%
America’s Car-Mart, Inc.†	652	58,784
Asbury Automotive Group, Inc.†	2,015	185,541
Group 1 Automotive, Inc.	1,841	154,570
Lithia Motors, Inc., Class A	2,311	304,775
Rush Enterprises, Inc., Class A	2,874	108,235
Rush Enterprises, Inc., Class B	482	18,991
Sonic Automotive, Inc., Class A	2,542	70,083

		900,979

Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.	13,158	127,764

Retail-Bookstores — 0.0%
Barnes & Noble Education, Inc.†	4,100	14,350
Barnes & Noble, Inc.	6,138	40,020

		54,370

Security Description	Shares	Value (Note 2)
Retail-Building Products — 0.2%
At Home Group, Inc.†	4,976	$29,806
Beacon Roofing Supply, Inc.†	7,090	256,871
BMC Stock Holdings, Inc.†	6,953	147,056
Foundation Building Materials, Inc.†	1,549	26,658
GMS, Inc.†	3,353	75,476
Tile Shop Holdings, Inc.	4,073	10,549

		546,416

Retail-Computer Equipment — 0.0%
PC Connection, Inc.	1,175	38,434
PCM, Inc.†	988	34,412

		72,846

Retail-Discount — 0.2%
Big Lots, Inc.	4,157	106,419
BJ’s Wholesale Club Holdings, Inc.†	11,835	278,833
Citi Trends, Inc.	1,185	18,190

		403,442

Retail-Drug Store — 0.0%
Rite Aid Corp.†	5,656	39,422

Retail-Floor Coverings — 0.0%
Lumber Liquidators Holdings, Inc.†	2,977	26,108

Retail-Hair Salons — 0.0%
Regis Corp.†	2,976	54,461

Retail-Home Furnishings — 0.2%
Bassett Furniture Industries, Inc.	1,036	13,240
Haverty Furniture Cos., Inc.	1,928	34,916
La-Z-Boy, Inc.	4,683	154,492
Lovesac Co.†	609	13,057
RH†	1,902	265,139

		480,844

Retail-Jewelry — 0.1%
Movado Group, Inc.	1,643	43,260
Signet Jewelers, Ltd.	5,411	98,156

		141,416

Retail-Leisure Products — 0.0%
MarineMax, Inc.†	2,320	35,821
Party City Holdco, Inc.†	5,630	35,919

		71,740

Retail-Major Department Stores — 0.0%
J.C. Penney Co., Inc.†	33,210	26,419

Retail-Misc./Diversified — 0.2%
Container Store Group, Inc.†	1,660	10,143
Gaia, Inc.†	1,097	6,341
GameStop Corp., Class A	10,627	42,720
Hudson, Ltd., Class A†	4,140	52,909
PriceSmart, Inc.	2,346	143,106
Sally Beauty Holdings, Inc.†	12,599	173,110

		428,329

Retail-Office Supplies — 0.1%
Office Depot, Inc.	56,740	115,750

Retail-Pawn Shops — 0.2%
EZCORP, Inc., Class A†	5,308	52,284
FirstCash, Inc.	4,423	445,131

		497,415

414

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Pet Food & Supplies — 0.1%
Freshpet, Inc.†	3,241	$146,331
PetIQ, Inc.†	1,971	67,487
PetMed Express, Inc.	2,096	36,408

		250,226

Retail-Petroleum Products — 0.1%
World Fuel Services Corp.	6,927	270,430

Retail-Regional Department Stores — 0.0%
Dillard’s, Inc., Class A	1,110	80,786

Retail-Restaurants — 1.4%
Biglari Holdings, Inc., Class B†	99	8,989
BJ’s Restaurants, Inc.	2,160	85,752
Bloomin’ Brands, Inc.	9,595	163,403
Brinker International, Inc.	3,901	155,455
Cannae Holdings, Inc.†	7,056	204,271
Carrols Restaurant Group, Inc.†	3,644	33,962
Cheesecake Factory, Inc.	4,398	189,466
Chuy’s Holdings, Inc.†	1,755	41,506
Cracker Barrel Old Country Store, Inc.	2,010	349,157
Dave & Buster’s Entertainment, Inc.	3,803	154,592
Del Frisco’s Restaurant Group, Inc.†	3,471	27,629
Del Taco Restaurants, Inc.†	3,013	36,518
Denny’s Corp.†	6,135	138,590
Dine Brands Global, Inc.	1,741	142,919
El Pollo Loco Holdings, Inc.†	2,250	22,140
Fiesta Restaurant Group, Inc.†	2,448	23,379
Habit Restaurants, Inc., Class A†	2,149	21,490
J Alexander’s Holdings, Inc.†	1,340	14,432
Jack in the Box, Inc.	2,694	193,510
Noodles & Co.†	2,980	22,082
Papa John’s International, Inc.	2,308	102,521
Potbelly Corp.†	2,200	9,152
Red Robin Gourmet Burgers, Inc.†	1,354	44,709
Ruth’s Hospitality Group, Inc.	2,979	66,342
Shake Shack, Inc., Class A†	2,943	219,724
Texas Roadhouse, Inc.	7,118	393,127
Waitr Holdings, Inc.†	5,475	25,130
Wingstop, Inc.	3,063	292,792

		3,182,739

Retail-Sporting Goods — 0.1%
Hibbett Sports, Inc.†	1,911	35,163
Sportsman’s Warehouse Holdings, Inc.†	4,429	19,886
Zumiez, Inc.†	2,083	51,596

		106,645

Retail-Vision Service Center — 0.1%
National Vision Holdings, Inc.†	7,184	226,943

Retail-Vitamins & Nutrition Supplements — 0.0%
GNC Holdings, Inc., Class A†	8,536	17,755

Retirement/Aged Care — 0.1%
Brookdale Senior Living, Inc.†	19,268	150,098

Rubber-Tires — 0.1%
Cooper Tire & Rubber Co.	5,249	141,303

Rubber/Plastic Products — 0.3%
Myers Industries, Inc.	3,703	59,877
Proto Labs, Inc.†	2,816	293,146
Raven Industries, Inc.	3,745	135,719
Trinseo SA	4,273	165,835

		654,577

Security Description	Shares	Value (Note 2)
Satellite Telecom — 0.2%
Gogo, Inc.†	5,732	$24,017
Intelsat SA†	6,998	158,435
Iridium Communications, Inc.†	10,339	263,024
KVH Industries, Inc.†	1,693	17,099
Loral Space & Communications, Inc.†	1,340	49,299

		511,874

Savings & Loans/Thrifts — 1.4%
Axos Financial, Inc.†	6,035	176,886
Banc of California, Inc.	4,729	73,914
BankFinancial Corp.	1,455	19,512
Berkshire Hills Bancorp, Inc.	4,828	158,358
Brookline Bancorp, Inc.	8,186	121,398
Capitol Federal Financial, Inc.	13,787	188,330
Community Bankers Trust Corp.	2,255	17,950
Dime Community Bancshares, Inc.	3,310	66,796
Entegra Financial Corp.†	704	20,986
ESSA Bancorp, Inc.	987	15,150
First Capital, Inc.	338	19,182
First Defiance Financial Corp.	2,028	58,244
First Financial Northwest, Inc.	827	12,223
Flushing Financial Corp.	2,822	57,456
FS Bancorp, Inc.	417	20,558
Greene County Bancorp, Inc.	345	9,574
Hingham Institution for Savings	145	27,955
Home Bancorp, Inc.	812	30,336
HomeTrust Bancshares, Inc.	1,682	43,951
Investors Bancorp, Inc.	24,073	273,469
Malvern Bancorp, Inc.†	788	16,737
Meridian Bancorp, Inc.	5,008	91,847
MutualFirst Financial, Inc.	618	20,141
Northfield Bancorp, Inc.	4,605	72,068
Northwest Bancshares, Inc.	10,478	179,698
OceanFirst Financial Corp.	5,276	128,734
Oritani Financial Corp.	4,115	74,482
Pacific Premier Bancorp, Inc.	6,410	202,748
Provident Financial Holdings, Inc.	611	12,690
Provident Financial Services, Inc.	6,446	155,864
Prudential Bancorp, Inc.	913	16,681
Riverview Bancorp, Inc.	2,220	18,870
Southern Missouri Bancorp, Inc.	822	28,647
Territorial Bancorp, Inc.	813	23,374
Timberland Bancorp, Inc.	774	21,393
United Community Financial Corp.	4,987	50,768
United Financial Bancorp, Inc.	5,300	76,002
Washington Federal, Inc.	8,366	306,028
Waterstone Financial, Inc.	2,539	42,909
WSFS Financial Corp.	5,488	232,527

		3,184,436

Schools — 0.8%
Adtalem Global Education, Inc.†	5,895	279,246
American Public Education, Inc.†	1,699	56,101
Career Education Corp.†	7,197	136,455
Chegg, Inc.†	12,113	544,116
K12, Inc.†	4,025	120,146
Laureate Education, Inc., Class A†	9,928	162,720
Rosetta Stone, Inc.†	2,145	49,249
Strategic Education, Inc.	2,226	396,206

		1,744,239

Security Services — 0.2%
Brink’s Co.	5,211	469,824

415

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Seismic Data Collection — 0.0%
Geospace Technologies Corp.†	1,381	$21,557

Semiconductor Components-Integrated Circuits — 0.3%
Cirrus Logic, Inc.†	6,187	303,472
MaxLinear, Inc.†	6,805	149,574
Power Integrations, Inc.	2,957	269,294

		722,340

Semiconductor Equipment — 0.5%
Aquantia Corp.†	2,936	38,550
Axcelis Technologies, Inc.†	3,430	55,052
Brooks Automation, Inc.	7,409	287,469
Cabot Microelectronics Corp.	3,027	368,235
Cohu, Inc.	4,202	63,702
FormFactor, Inc.†	7,762	130,246
Nanometrics, Inc.†	2,425	76,096
Ultra Clean Holdings, Inc.†	4,077	59,483
Veeco Instruments, Inc.†	5,025	59,848

		1,138,681

Silver Mining — 0.0%
Pan American Silver Corp. CVR†(1)(3)	29,003	6,091

Software Tools — 0.0%
Digital Turbine, Inc.†	8,077	43,858

Specified Purpose Acquisitions — 0.0%
GTY Technology Holdings, Inc.†	3,152	21,938

Steel Pipe & Tube — 0.1%
Advanced Drainage Systems, Inc.	3,800	125,134
Northwest Pipe Co.†	999	23,336
Omega Flex, Inc.	303	23,046
Synalloy Corp.	868	14,739
TimkenSteel Corp.†	4,201	29,365

		215,620

Steel-Producers — 0.3%
AK Steel Holding Corp.†	32,879	92,719
Carpenter Technology Corp.	4,917	221,314
Commercial Metals Co.	12,310	215,548
Schnitzer Steel Industries, Inc., Class A	2,682	71,422

		601,003

Steel-Specialty — 0.1%
Allegheny Technologies, Inc.†	13,131	285,862

Storage/Warehousing — 0.1%
Mobile Mini, Inc.	4,670	158,593

Superconductor Product & Systems — 0.0%
American Superconductor Corp.†	2,192	19,487

SupraNational Banks — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	3,221	67,705

Telecom Equipment-Fiber Optics — 0.4%
Acacia Communications, Inc.†	3,912	262,769
Clearfield, Inc.†	1,169	15,489
Finisar Corp.†	12,294	289,278
Harmonic, Inc.†	8,992	67,170
Viavi Solutions, Inc.†	23,999	352,066

		986,772

Telecom Services — 0.2%
Consolidated Communications Holdings, Inc.	7,358	34,656

Security Description	Shares	Value (Note 2)
Telecom Services (continued)
GTT Communications, Inc.†	3,473	$42,023
Ooma, Inc.†	2,025	26,386
ORBCOMM, Inc.†	7,767	45,515
RigNet, Inc.†	1,497	13,069
Spok Holdings, Inc.	1,870	24,291
Vonage Holdings Corp.†	23,638	293,111

		479,051

Telecommunication Equipment — 0.1%
ADTRAN, Inc.	4,975	55,272
Aerohive Networks, Inc.†	4,563	20,260
Airgain, Inc.†	966	12,539
Casa Systems, Inc.†	3,304	21,773
DASAN Zhone Solutions, Inc.†	638	6,425
Digi International, Inc.†	2,898	38,051
Plantronics, Inc.	3,490	134,016
Preformed Line Products Co.	321	18,544

		306,880

Telephone-Integrated — 0.1%
Cincinnati Bell, Inc.†	5,177	19,776
Frontier Communications Corp.†	10,950	14,454
IDT Corp., Class B†	1,738	17,658
Shenandoah Telecommunications Co.	5,005	196,997

		248,885

Television — 0.1%
Central European Media Enterprises, Ltd., Class A†	9,256	43,503
Gray Television, Inc.†	9,506	168,732

		212,235

Textile-Apparel — 0.0%
Unifi, Inc.†	1,505	28,159

Textile-Products — 0.0%
Culp, Inc.	1,151	20,683

Theaters — 0.0%
AMC Entertainment Holdings, Inc., Class A	5,385	63,704
Reading International, Inc., Class A†	1,772	23,125

		86,829

Therapeutics — 0.5%
Akebia Therapeutics, Inc.†	12,323	51,633
Anika Therapeutics, Inc.†	1,441	79,385
Axsome Therapeutics, Inc.†	2,542	64,821
CorMedix, Inc.†	2,460	23,837
Flexion Therapeutics, Inc.†	3,526	35,401
G1 Therapeutics, Inc.†	3,532	87,629
La Jolla Pharmaceutical Co.†	2,162	18,074
MannKind Corp.†	19,571	21,920
Mirati Therapeutics, Inc.†	2,608	275,927
Portola Pharmaceuticals, Inc.†	6,965	185,826
Recro Pharma, Inc.†	1,999	19,190
Xencor, Inc.†	4,938	217,371

		1,081,014

Tobacco — 0.2%
22nd Century Group, Inc.†	12,078	19,204
Greenlane Holdings, Inc., Class A†	647	5,454
Pyxus International, Inc.†	881	12,572
Turning Point Brands, Inc.	864	32,080
Universal Corp.	2,562	152,439

416

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Tobacco (continued)
Vector Group, Ltd.	11,032	$127,420

		349,169

Tools-Hand Held — 0.2%
MSA Safety, Inc.	3,686	388,320

Toys — 0.0%
Funko, Inc., Class A†	1,774	44,368

Traffic Management Sys — 0.0%
Arlo Technologies, Inc.†	7,716	33,179

Transactional Software — 0.2%
ACI Worldwide, Inc.†	11,389	382,215
InnerWorkings, Inc.†	4,608	16,865
Synchronoss Technologies, Inc.†	3,994	32,312

		431,392

Transport-Air Freight — 0.1%
Air Transport Services Group, Inc.†	6,104	142,284
Atlas Air Worldwide Holdings, Inc.†	2,427	110,793

		253,077

Transport-Equipment & Leasing — 0.2%
GATX Corp.	3,771	289,839
General Finance Corp.†	1,212	9,793
Greenbrier Cos., Inc.	3,352	96,907
Willis Lease Finance Corp.†	305	18,986

		415,525

Transport-Marine — 0.5%
Ardmore Shipping Corp.†	3,485	25,580
Costamare, Inc.	5,125	30,904
DHT Holdings, Inc.	9,252	52,274
Diamond S Shipping, Inc.†	2,294	27,413
Dorian LPG, Ltd.†	2,902	26,553
Eagle Bulk Shipping, Inc.†	4,620	21,391
GasLog, Ltd.	4,223	60,136
Genco Shipping & Trading, Ltd.†	1,584	15,238
Golar LNG, Ltd.	9,891	167,554
International Seaways, Inc.†	2,632	44,770
Nordic American Tankers, Ltd.	14,543	29,377
Overseas Shipholding Group, Inc., Class A†	6,754	13,170
Safe Bulkers, Inc.†	5,381	10,923
Scorpio Bulkers, Inc.	5,593	33,614
Scorpio Tankers, Inc.	4,525	118,600
SEACOR Holdings, Inc.†	1,816	86,514
Ship Finance International, Ltd.	8,487	111,604
Teekay Corp.	7,167	32,682
Teekay Tankers, Ltd., Class A†	19,880	24,452
Tidewater, Inc.†	3,935	90,466

		1,023,215

Transport-Services — 0.3%
CryoPort, Inc.†	2,825	57,828
Daseke, Inc.†	4,773	17,660
Echo Global Logistics, Inc.†	2,861	60,253
Forward Air Corp.	2,983	187,929
Hub Group, Inc., Class A†	3,444	156,185
Matson, Inc.	4,437	181,518
Radiant Logistics, Inc.†	4,080	22,399
Universal Logistics Holdings, Inc.	879	17,307

		701,079

Security Description	Shares	Value (Note 2)
Transport-Truck — 0.3%
ArcBest Corp.	2,659	$79,584
Covenant Transportation Group, Inc., Class A†	1,316	22,175
Heartland Express, Inc.	4,794	95,113
Marten Transport, Ltd.	4,095	82,187
P.A.M. Transportation Services, Inc.†	205	11,974
Roadrunner Transportation Systems, Inc.†	372	3,605
Saia, Inc.†	2,707	206,544
US Xpress Enterprises, Inc. Class A†	2,279	11,600
Werner Enterprises, Inc.	4,724	156,600
YRC Worldwide, Inc.†	3,481	11,348

		680,730

Travel Services — 0.0%
Liberty TripAdvisor Holdings, Inc., Class A†	7,580	87,549

Venture Capital — 0.0%
Safeguard Scientifics, Inc.†	2,035	23,769

Veterinary Diagnostics — 0.2%
Heska Corp.†	724	58,021
Neogen Corp.†	5,352	382,133

		440,154

Vitamins & Nutrition Products — 0.1%
Lifevantage Corp.†	1,459	16,924
Natural Grocers by Vitamin Cottage, Inc.†	946	8,675
Nature’s Sunshine Products, Inc.†	913	8,244
USANA Health Sciences, Inc.†	1,411	96,019

		129,862

Water — 0.5%
American States Water Co.	3,828	296,555
Artesian Resources Corp., Class A	835	30,043
California Water Service Group	5,018	267,911
Connecticut Water Service, Inc.	1,264	88,354
Consolidated Water Co., Ltd.	1,506	21,129
Global Water Resources, Inc.	1,231	15,584
Middlesex Water Co.	1,674	104,843
PICO Holdings, Inc.†	1,910	19,272
SJW Group	2,748	178,318
York Water Co.	1,348	48,487

		1,070,496

Water Treatment Systems — 0.1%
AquaVenture Holdings, Ltd.†	1,244	21,434
Energy Recovery, Inc.†	3,877	42,570
Evoqua Water Technologies Corp.†	7,815	111,129
Pure Cycle Corp.†	1,787	19,425

		194,558

Web Hosting/Design — 0.2%
Endurance International Group Holdings, Inc.†	7,473	35,422
NIC, Inc.	6,864	124,513
Q2 Holdings, Inc.†	4,183	334,096

		494,031

Web Portals/ISP — 0.0%
Meet Group, Inc.†	7,593	26,120

417

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
Wire & Cable Products — 0.2%
Belden, Inc.	4,074	$185,204
Encore Wire Corp.	2,125	116,705
Insteel Industries, Inc.	1,926	37,576

		339,485

Wireless Equipment — 0.2%
CalAmp Corp.†	3,412	38,078
InterDigital, Inc.	3,319	213,843
Maxar Technologies, Inc.	6,238	45,912
pdvWireless, Inc.†	966	42,977
Ribbon Communications, Inc.†	6,229	30,647
Sonim Technologies, Inc.†	376	4,162
TESSCO Technologies, Inc.	646	9,509

		385,128

Wound, Burn & Skin Care — 0.0%
Dermira, Inc.†	4,867	42,878

X-Ray Equipment — 0.1%
Varex Imaging Corp.†	3,930	124,935
ViewRay, Inc.†	7,247	64,933

		189,868

Total Common Stocks (cost $209,191,609)		208,399,757

EXCHANGE-TRADED FUNDS — 4.3%
iShares Russell 2000 ETF (cost $9,363,732)	63,400	9,925,904

Total Long-Term Investment Securities (cost $218,555,341)		218,325,661

SHORT-TERM INVESTMENT SECURITIES — 0.4%
U.S. Government Treasuries — 0.4%
United States Treasury Bills
2.48% due 09/05/2019(2)	$800,000	798,448
2.60% due 08/15/2019(2)	100,000	99,922

Total Short-Term Investment Securities (cost $897,997)		898,370

REPURCHASE AGREEMENTS — 3.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 7/31/2019, to be repurchased 8/01/2019 in the amount $9,036,126 collateralized by $9,065,000 of United States Treasury Notes, bearing interest at 2.63% due 06/15/2021 and having an approximate value of $9,219,558 (cost $ 9,036,000)	9,036,000	9,036,000

TOTAL INVESTMENTS (cost $228,489,338)(4)	99.4%	228,260,031
Other assets less liabilities	0.6	1,291,986

NET ASSETS	100.0%	$229,552,017

†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2019, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Pan American Silver Corp. CVR
	6/22/2018	22,619	$6,969
	9/27/2018	6,384	1,208

		29,003	8,177	$6,091	$0.21	0.00%

(4)	See Notes 3 for cost of investments on a tax basis.

CVR — Contingent Value Rights

ETF — Exchange-Traded Fund

418

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

142	Long	E-mini Russell 2000 Index	September 2019	$10,910,276	$11,194,570	$284,294

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Chemicals-Plastics . . . . .	$265,732	$—	$592	$266,324
Finance-Commercial . . .	238,925	—	1,215	240,140
Medical-Biomedical/Gene	11,259,728	—	150	11,259,878
Medical-Drugs	4,647,309	—	453	4,647,762
Silver Mining	—	—	6,091	6,091
Other Industries . . . . . . .	191,979,562	—	—	191,979,562
Exchange-Traded Funds . .	9,925,904	—	—	9,925,904
Short-Term Securities . . . .	—	898,370	—	898,370
Repurchase Agreements . .	—	9,036,000	—	9,036,000

Total Investments at Value	$218,317,160	$9,934,370	$8,501	$228,260,031

Other Financial Instruments:+
Futures Contracts	$284,294	$—	$—	$284,294

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

419

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO PROFILE — July 31, 2019 — (unaudited)

Industry Allocation*

United States Treasury Notes	7.7%
United States Treasury Bonds	4.0
Applications Software	3.9
Medical-Drugs	3.2
Diversified Banking Institutions	3.0
Real Estate Investment Trusts	2.6
E-Commerce/Products	2.6
Medical Products	2.2
Finance-Credit Card	2.1
Electric-Integrated	2.1
Banks-Commercial	2.0
Aerospace/Defense	1.9
Insurance-Multi-line	1.8
Diagnostic Equipment	1.7
Internet Content-Entertainment	1.6
Web Portals/ISP	1.5
Electronic Components-Semiconductors	1.4
Food-Misc./Diversified	1.4
Medical-HMO	1.4
Oil Companies-Integrated	1.4
Banks-Super Regional	1.3
Registered Investment Companies	1.3
Commercial Services-Finance	1.3
Telephone-Integrated	1.2
Diversified Manufacturing Operations	1.2
Insurance Brokers	1.1
Medical Instruments	1.1
Semiconductor Components-Integrated Circuits	1.0
Oil Companies-Exploration & Production	1.0
Data Processing/Management	0.9
Retail-Discount	0.9
Retail-Restaurants	0.9
Computers	0.9
Insurance-Property/Casualty	0.9
Cosmetics & Toiletries	0.9
Medical-Biomedical/Gene	0.9
Pharmacy Services	0.9
Diversified Financial Services	0.8
Insurance-Life/Health	0.8
Industrial Gases	0.8
Electric-Distribution	0.7
Cable/Satellite TV	0.7
Pipelines	0.7
Chemicals-Diversified	0.7
Auto-Cars/Light Trucks	0.7
Networking Products	0.7
Instruments-Controls	0.7
Beverages-Non-alcoholic	0.6
Electronic Measurement Instruments	0.6
Municipal Bonds & Notes	0.6
Finance-Other Services	0.6
Gas-Distribution	0.6
Machinery-General Industrial	0.6
E-Commerce/Services	0.6
Auto/Truck Parts & Equipment-Original	0.6
Semiconductor Equipment	0.6
Food-Meat Products	0.5
Retail-Apparel/Shoe	0.5
Hotels/Motels	0.5
Finance-Investment Banker/Broker	0.5
Computer Services	0.5

Cellular Telecom	0.5%
Transport-Rail	0.5
Transport-Services	0.5
Tobacco	0.5
Non-Hazardous Waste Disposal	0.5
Enterprise Software/Service	0.4
Apparel Manufacturers	0.4
Multimedia	0.4
Internet Content-Information/News	0.4
Retail-Building Products	0.4
Airlines	0.4
Containers-Metal/Glass	0.3
Computer Software	0.3
Insurance-Reinsurance	0.3
Import/Export	0.3
Electric-Generation	0.3
Coatings/Paint	0.3
Electronic Connectors	0.3
Aerospace/Defense-Equipment	0.3
Chemicals-Specialty	0.2
Containers-Paper/Plastic	0.2
Wireless Equipment	0.2
Beverages-Wine/Spirits	0.2
Oil-Field Services	0.2
Retail-Auto Parts	0.2
Casino Hotels	0.2
Machinery-Electrical	0.2
Electronic Components-Misc.	0.2
Auto-Heavy Duty Trucks	0.2
Computer Aided Design	0.2
Transport-Equipment & Leasing	0.2
Finance-Leasing Companies	0.2
Software Tools	0.2
Industrial Automated/Robotic	0.2
Commercial Services	0.2
Veterinary Diagnostics	0.2
Transport-Truck	0.2
Entertainment Software	0.2
Audio/Video Products	0.2
Regional Authority	0.2
Brewery	0.2
Paper & Related Products	0.2
Medical-Hospitals	0.2
Building-Residential/Commercial	0.2
Advertising Agencies	0.1
Broadcast Services/Program	0.1
Athletic Footwear	0.1
Real Estate Operations & Development	0.1
Diversified Minerals	0.1
Human Resources	0.1
Food-Catering	0.1
Water	0.1
Oil Refining & Marketing	0.1
Consumer Products-Misc.	0.1
Banks-Fiduciary	0.1
Metal-Diversified	0.1
Dialysis Centers	0.1
Food-Retail	0.1
Diversified Operations	0.1
Schools	0.1
Internet Security	0.1

420

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO PROFILE — July 31, 2019 — (unaudited) — (continued)

Industry Allocation* (continued)

Rental Auto/Equipment	0.1%
Advertising Services	0.1
Office Supplies & Forms	0.1
Steel-Producers	0.1
Government National Mtg. Assoc.	0.1
Electric Products-Misc.	0.1
Satellite Telecom	0.1
Metal-Copper	0.1
Distribution/Wholesale	0.1
Savings & Loans/Thrifts	0.1
Insurance-Mutual	0.1
Investment Companies	0.1
Finance-Auto Loans	0.1
Photo Equipment & Supplies	0.1
Tools-Hand Held	0.1
Therapeutics	0.1
Non-Ferrous Metals	0.1
Agricultural Chemicals	0.1
Electronic Parts Distribution	0.1
Telecom Equipment-Fiber Optics	0.1
Miscellaneous Manufacturing	0.1
Cruise Lines	0.1
Wire & Cable Products	0.1
Medical-Wholesale Drug Distribution	0.1
Web Hosting/Design	0.1
Agricultural Operations	0.1
Investment Management/Advisor Services	0.1
Retail-Drug Store	0.1
Consulting Services	0.1
Power Converter/Supply Equipment	0.1
Engineering/R&D Services	0.1
E-Marketing/Info	0.1
Private Equity	0.1
Retail-Gardening Products	0.1
Disposable Medical Products	0.1
Rubber-Tires	0.1
Machinery-Pumps	0.1
Retail-Perfume & Cosmetics	0.1
Computers-Integrated Systems	0.1
Finance-Consumer Loans	0.1
Federal National Mtg. Assoc.	0.1

100.5%

*	Calculated as a percentage of net assets

421

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 78.7%
Advertising Agencies — 0.1%
Omnicom Group, Inc.	536	$42,998
WPP PLC	16,775	197,496

		240,494

Advertising Services — 0.1%
Stroeer SE & Co. KGaA	1,594	126,024
Trade Desk, Inc., Class A†	110	28,964

		154,988

Aerospace/Defense — 1.8%
Boeing Co.	5,547	1,892,526
Meggitt PLC	34,281	247,892
Northrop Grumman Corp.	2,378	821,765
Spirit AeroSystems Holdings, Inc., Class A	1,193	91,670
Teledyne Technologies, Inc.†	210	61,169

		3,115,022

Aerospace/Defense-Equipment — 0.2%
HEICO Corp.	60	8,205
HEICO Corp., Class A	373	39,311
L3Harris Technologies, Inc.	1,400	290,640
United Technologies Corp.	204	27,254

		365,410

Agricultural Biotech — 0.0%
Corteva, Inc.	1,048	30,916

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	2,330	115,475

Agricultural Operations — 0.1%
Bunge, Ltd.	1,128	65,909
Cadiz, Inc.†	1,570	16,987

		82,896

Airlines — 0.3%
Alaska Air Group, Inc.	2,012	127,480
Delta Air Lines, Inc.	2,059	125,682
Hawaiian Holdings, Inc.	1,040	27,030
United Airlines Holdings, Inc.†	2,374	218,194

		498,386

Apparel Manufacturers — 0.4%
Burberry Group PLC	6,533	178,223
Kering SA	339	175,114
Kontoor Brands, Inc.†	58	1,701
Moncler SpA	4,198	172,081
Oxford Industries, Inc.	480	35,131
Samsonite International SA*	35,700	70,125
VF Corp.	1,029	89,925

		722,300

Appliances — 0.0%
iRobot Corp.†	397	29,021

Applications Software — 3.9%
CDK Global, Inc.	880	45,646
Intuit, Inc.	2,097	581,519
Microsoft Corp.	34,984	4,767,270
Nuance Communications, Inc.†	2,450	40,768
salesforce.com, Inc.†	4,199	648,745
ServiceNow, Inc.†	2,232	619,134
Tableau Software, Inc., Class A†	180	30,515

Security Description	Shares	Value (Note 2)
Applications Software (continued)
Upland Software, Inc.†	730	$32,113

		6,765,710

Athletic Footwear — 0.1%
NIKE, Inc., Class B	2,900	249,487

Audio/Video Products — 0.2%
Panasonic Corp.	15,700	132,665
Sony Corp.	2,400	136,307

		268,972

Auto-Cars/Light Trucks — 0.5%
Ferrari NV	573	92,299
Honda Motor Co., Ltd.	3,300	81,832
Suzuki Motor Corp.	3,500	136,669
Tesla, Inc.†	387	93,503
Toyota Motor Corp.	5,900	379,538

		783,841

Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	3,030	212,524

Auto/Truck Parts & Equipment-Original — 0.6%
Aisin Seiki Co., Ltd.	2,100	68,390
Aptiv PLC	2,809	246,209
Autoliv, Inc.	432	31,169
Autoliv, Inc. SDR	1,632	117,547
Dorman Products, Inc.†	285	20,486
Garrett Motion, Inc.†	89	1,261
Lear Corp.	306	38,795
Magna International, Inc.	5,908	297,881
Stanley Electric Co., Ltd.	3,900	96,331
Tenneco, Inc., Class A	500	4,520
Veoneer, Inc.†	412	7,478
WABCO Holdings, Inc.†	325	43,033

		973,100

Auto/Truck Parts & Equipment-Replacement — 0.0%
Standard Motor Products, Inc.	760	34,968

Banks-Commercial — 1.8%
ABN AMRO Group NV CVA*	8,718	172,727
Australia & New Zealand Banking Group, Ltd.	9,934	189,106
BankUnited, Inc.	1,250	43,013
Commerzbank AG	5,283	36,087
Danske Bank A/S	6,655	98,646
DBS Group Holdings, Ltd.	12,100	231,251
DNB ASA	15,807	282,576
East West Bancorp, Inc.	1,046	50,218
Erste Group Bank AG	1,694	60,584
Farmers & Merchants Bancorp, Inc.	1,260	36,086
First Interstate BancSystem, Inc., Class A	910	36,427
First Republic Bank	616	61,206
FNB Corp.	3,730	44,947
Hilltop Holdings, Inc.	1,780	40,370
Home BancShares, Inc.	2,070	40,717
ING Groep NV	22,417	248,804
Intesa Sanpaolo SpA	52,397	113,232
LegacyTexas Financial Group, Inc.	880	37,611
National Bank of Canada	4,347	210,400
PacWest Bancorp	970	37,471
Park National Corp.	380	35,944
Popular, Inc.	850	48,926
Prosperity Bancshares, Inc.	690	47,879

422

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Banks-Commercial (continued)
Signature Bank	389	$49,582
Standard Chartered PLC	16,339	134,008
Sumitomo Mitsui Trust Holdings, Inc.	3,800	129,779
Svenska Handelsbanken AB, Class A	24,775	223,126
TCF Financial Corp.†	1,980	42,332
United Bankshares, Inc.	1,130	42,477
United Overseas Bank, Ltd.	6,900	132,290
Webster Financial Corp.	510	26,010
Western Alliance Bancorp†	950	46,968

		3,030,800

Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp.	1,770	83,049
State Street Corp.	2,514	146,038

		229,087

Banks-Super Regional — 1.2%
Fifth Third Bancorp	11,868	352,361
KeyCorp	420	7,715
PNC Financial Services Group, Inc.	1,069	152,760
US Bancorp	6,538	373,647
Wells Fargo & Co.	24,759	1,198,583

		2,085,066

Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc.	670	28,194
EnerSys	630	42,909

		71,103

Beverages-Non-alcoholic — 0.6%
Coca-Cola Co.	6,086	320,306
Keurig Dr Pepper, Inc.	3,731	104,990
Monster Beverage Corp.†	834	53,768
National Beverage Corp.	165	7,183
New Age Beverages Corp.†	2,300	8,602
PepsiCo, Inc.	4,499	575,017
Primo Water Corp.†	1,610	23,780

		1,093,646

Beverages-Wine/Spirits — 0.2%
Constellation Brands, Inc., Class A	10	1,968
Diageo PLC	9,242	385,620
MGP Ingredients, Inc.	370	18,496

		406,084

Brewery — 0.1%
Kirin Holdings Co., Ltd.	4,400	95,612

Broadcast Services/Program — 0.1%
Fox Corp., Class A	2,468	92,106
Fox Corp., Class B	2,982	110,930
Liberty Media Corp. - Liberty Formula One, Series C†	630	24,809
MSG Networks, Inc., Class A†	1,040	19,750

		247,595

Building & Construction Products-Misc. — 0.0%
Cornerstone Building Brands, Inc.†	920	5,354
Fortune Brands Home & Security, Inc.	515	28,294

		33,648

Building & Construction-Misc. — 0.0%
TopBuild Corp.†	450	36,508

Security Description	Shares	Value (Note 2)
Building Products-Cement — 0.0%
MDU Resources Group, Inc.	1,660	$44,388

Building Products-Doors & Windows — 0.0%
Apogee Enterprises, Inc.	360	14,602
Griffon Corp.	910	14,878
Masonite International Corp.†	610	32,513

		61,993

Building-Heavy Construction — 0.0%
Aegion Corp.†	1,320	24,882
Dycom Industries, Inc.†	301	16,603
Goldfield Corp.†	2,200	5,170

		46,655

Building-Residential/Commercial — 0.2%
Green Brick Partners, Inc.†	3,400	31,994
NVR, Inc.†	27	90,292
Persimmon PLC	5,370	130,816

		253,102

Cable/Satellite TV — 0.6%
Altice USA, Inc., Class A†	678	17,499
Cable One, Inc.	38	46,239
Charter Communications, Inc., Class A†	175	67,442
Comcast Corp., Class A	18,502	798,731
DISH Network Corp., Class A†	194	6,569
Liberty Broadband Corp., Class C†	1,236	122,994
Liberty Global PLC, Class A†	288	7,681
Liberty Global PLC, Class C†	878	22,863
Sirius XM Holdings, Inc.	3,240	20,282

		1,110,300

Capacitors — 0.0%
KEMET Corp.	880	17,706

Casino Hotels — 0.2%
Las Vegas Sands Corp.	1,030	62,253
MGM Resorts International	6,358	190,867
Wynn Resorts, Ltd.	815	106,007

		359,127

Casino Services — 0.0%
Eldorado Resorts, Inc.†	490	22,109
Scientific Games Corp.†	450	9,202

		31,311

Cellular Telecom — 0.2%
Sprint Corp.†	3,750	27,487
T-Mobile US, Inc.†	249	19,853
Telstra Corp., Ltd.	13,235	35,849
Vodafone Group PLC ADR	13,766	249,440

		332,629

Chemicals-Diversified — 0.7%
AdvanSix, Inc.†	780	19,999
Asahi Kasei Corp.	18,800	191,298
BASF SE	2,716	181,479
Covestro AG*	2,542	115,395
Dow, Inc.	1,802	87,289
DuPont de Nemours, Inc.	3,674	265,116
Johnson Matthey PLC	4,451	173,485
PPG Industries, Inc.	634	74,425
Tosoh Corp.	1,800	25,183
Westlake Chemical Corp.	300	20,271

		1,153,940

423

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Chemicals-Specialty — 0.2%
Chemours Co.	1,260	$24,028
Ecolab, Inc.	210	42,363
Element Solutions, Inc.†	2,420	24,248
Minerals Technologies, Inc.	598	31,844
NewMarket Corp.	97	40,896
Rogers Corp.†	233	36,968
Sensient Technologies Corp.	538	36,676
Umicore SA	4,049	126,329
Valvoline, Inc.	1,880	37,957

		401,309

Circuit Boards — 0.0%
TTM Technologies, Inc.†	1,760	18,410

Coal — 0.0%
Arch Coal, Inc., Class A	278	24,786
CONSOL Energy, Inc.†	510	10,960

		35,746

Coatings/Paint — 0.3%
Axalta Coating Systems, Ltd.†	1,640	48,593
RPM International, Inc.	3,563	241,679
Sherwin-Williams Co.	381	195,468

		485,740

Commercial Services — 0.2%
Cintas Corp.	145	37,764
CoStar Group, Inc.†	195	120,003
LiveRamp Holdings, Inc.†	760	40,044
Macquarie Infrastructure Corp.	597	24,740
TechnoPro Holdings, Inc.	1,300	72,553

		295,104

Commercial Services-Finance — 1.3%
Automatic Data Processing, Inc.	1,268	211,147
Equifax, Inc.	911	126,711
Euronet Worldwide, Inc.†	329	51,294
FleetCor Technologies, Inc.†	647	183,858
Global Payments, Inc.	2,885	484,449
Green Dot Corp., Class A†	630	31,935
IHS Markit, Ltd.†	304	19,584
Moody’s Corp.	49	10,503
PayPal Holdings, Inc.†	4,429	488,962
S&P Global, Inc.	1,402	343,420
Square, Inc., Class A†	455	36,586
Total System Services, Inc.	227	30,808
TransUnion	1,615	133,706

		2,152,963

Computer Aided Design — 0.2%
Synopsys, Inc.†	2,523	334,953

Computer Services — 0.5%
Accenture PLC, Class A	3,009	579,473
Cognizant Technology Solutions Corp., Class A	1,552	101,097
Conduent, Inc.†	1,560	14,196
Leidos Holdings, Inc.	520	42,692
Presidio, Inc.	1,550	21,700
Science Applications International Corp.	510	43,539
Sykes Enterprises, Inc.†	970	27,441

		830,138

Security Description	Shares	Value (Note 2)
Computer Software — 0.3%
Bandwidth, Inc., Class A†	200	$14,900
Cloudera, Inc.†	1,820	10,884
j2 Global, Inc.	460	40,981
MongoDB, Inc.†	170	24,347
Splunk, Inc.†	1,935	261,825
SS&C Technologies Holdings, Inc.	1,100	52,745
Twilio, Inc., Class A†	440	61,209
Veritone, Inc.†	530	3,678
Yext, Inc.†	1,010	21,018
Zoom Video Communications, Inc., Class A†	69	6,590

		498,177

Computers — 0.8%
Apple, Inc.	6,340	1,350,674
Dell Technologies, Inc., Class C†	831	47,982

		1,398,656

Computers-Integrated Systems — 0.1%
NCR Corp.†	1,170	39,558
NetScout Systems, Inc.†	1,450	37,758

		77,316

Computers-Other — 0.0%
3D Systems Corp.†	1,430	12,898
Lumentum Holdings, Inc.†	506	28,655

		41,553

Computers-Periphery Equipment — 0.0%
Qualstar Corp.†	700	3,626
Qumu Corp.†	3,000	11,160

		14,786

Consulting Services — 0.1%
Booz Allen Hamilton Holding Corp.	837	57,544
FTI Consulting, Inc.†	440	45,958

		103,502

Consumer Products-Misc. — 0.1%
Kimberly-Clark Corp.	1,498	203,204
Spectrum Brands Holdings, Inc.	529	26,508

		229,712

Containers-Metal/Glass — 0.3%
Ball Corp.	7,959	568,909
Greif, Inc., Class B	370	15,910

		584,819

Containers-Paper/Plastic — 0.2%
Amcor, Ltd.	12,010	127,548
Packaging Corp. of America	1,835	185,280
Sealed Air Corp.	587	24,531
Sonoco Products Co.	750	45,023

		382,382

Cosmetics & Toiletries — 0.8%
Colgate-Palmolive Co.	494	35,440
Edgewell Personal Care Co.†	624	18,988
L’Oreal SA	1,050	280,762
Pola Orbis Holdings, Inc.	2,100	52,705
Procter & Gamble Co.	2,423	286,011
Unilever PLC	11,555	695,939
Veru, Inc.†	4,100	9,266

		1,379,111

424

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Cruise Lines — 0.1%
Norwegian Cruise Line Holdings, Ltd.†	66	$3,263
Royal Caribbean Cruises, Ltd.	953	110,872

		114,135

Data Processing/Management — 0.9%
CSG Systems International, Inc.	720	36,893
DocuSign, Inc.†	155	8,016
Fidelity National Information Services, Inc.	8,346	1,112,153
Fiserv, Inc.†	4,062	428,204

		1,585,266

Dental Supplies & Equipment — 0.0%
Align Technology, Inc.†	95	19,863

Diagnostic Equipment — 1.7%
Accelerate Diagnostics, Inc.†	980	18,306
Danaher Corp.	10,359	1,455,440
Repligen Corp.†	540	50,971
Thermo Fisher Scientific, Inc.	4,908	1,362,853

		2,887,570

Dialysis Centers — 0.1%
Fresenius SE & Co. KGaA	4,318	218,047

Disposable Medical Products — 0.1%
Teleflex, Inc.	256	86,973

Distribution/Wholesale — 0.1%
EVI Industries, Inc.	330	11,590
HD Supply Holdings, Inc.†	1,250	50,637
Hudson Technologies, Inc.†	2,360	1,447
Resideo Technologies, Inc.†	160	3,018
SiteOne Landscape Supply, Inc.†	320	23,638
Systemax, Inc.	990	21,483
WESCO International, Inc.†	790	40,085

		151,898

Diversified Banking Institutions — 2.2%
Bank of America Corp.	33,381	1,024,129
Barclays PLC ADR	3,847	28,776
BNP Paribas SA	5,624	261,332
Citigroup, Inc.	3,956	281,509
Goldman Sachs Group, Inc.	82	18,051
JPMorgan Chase & Co.	10,961	1,271,476
Lloyds Banking Group PLC	271,603	175,913
Macquarie Group, Ltd.	2,335	204,030
Mitsubishi UFJ Financial Group, Inc.	44,100	217,998
Morgan Stanley	8,906	396,851

		3,880,065

Diversified Financial Services — 0.0%
ANT International Co., Ltd., Class C†(1)(2)	1,708	9,582

Diversified Manufacturing Operations — 1.0%
Actuant Corp., Class A	570	13,053
Carlisle Cos., Inc.	354	51,050
Fabrinet†	520	27,914
General Electric Co.	84,862	886,808
Illinois Tool Works, Inc.	1,652	254,788
Siemens AG	4,490	492,884
Textron, Inc.	1,254	61,822

		1,788,319

Security Description	Shares	Value (Note 2)
Diversified Minerals — 0.1%
BHP Group PLC	8,192	$195,613
BHP Group, Ltd.	1,757	48,533

		244,146

Diversified Operations — 0.1%
CK Hutchison Holdings, Ltd.	22,000	205,823

Drug Delivery Systems — 0.0%
DexCom, Inc.†	380	59,611
Heron Therapeutics, Inc.†	530	9,243

		68,854

E-Commerce/Products — 2.5%
Alibaba Group Holding, Ltd. ADR†	5,916	1,024,119
Amazon.com, Inc.†	1,720	3,210,861
ASOS PLC†	2,975	93,582

		4,328,562

E-Commerce/Services — 0.5%
Booking Holdings, Inc.†	311	586,736
Ctrip.com International, Ltd. ADR†	1,355	52,818
GrubHub, Inc.†	420	28,405
IAC/InterActiveCorp†	792	189,327
TrueCar, Inc.†	1,330	6,756
Zillow Group, Inc., Class A†	70	3,489
Zillow Group, Inc., Class C†	530	26,479

		894,010

E-Marketing/Info — 0.1%
CyberAgent, Inc.	2,400	96,932

E-Services/Consulting — 0.0%
CDW Corp.	614	72,550

Electric Products-Misc. — 0.1%
Legrand SA	1,714	120,827
Novanta, Inc.†	440	37,000

		157,827

Electric-Distribution — 0.6%
CenterPoint Energy, Inc.	2,137	61,994
Sempra Energy	7,420	1,004,891
Spark Energy, Inc., Class A	1,030	11,268

		1,078,153

Electric-Generation — 0.3%
E.ON SE	7,325	73,301
Electric Power Development Co., Ltd.	5,300	119,158
Engie SA	17,082	261,580

		454,039

Electric-Integrated — 1.6%
DTE Energy Co.	774	98,383
Edison International	3,971	295,998
Entergy Corp.	4,457	470,748
Evergy, Inc.	1,075	65,027
Eversource Energy	2,414	183,126
NextEra Energy, Inc.	5,816	1,204,901
NorthWestern Corp.	600	41,952
OGE Energy Corp.	1,185	50,896
Southern Co.	5,567	312,865

		2,723,896

Electronic Components-Misc. — 0.2%
Applied Optoelectronics, Inc.†	490	4,905
Atkore International Group, Inc.†	740	20,194

425

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Components-Misc. (continued)
Knowles Corp.†	1,520	$30,932
Murata Manufacturing Co., Ltd.	2,800	123,474
Omron Corp.	2,500	119,308
Sensata Technologies Holding PLC†	1,060	50,276

		349,089

Electronic Components-Semiconductors — 1.4%
Amkor Technology, Inc.†	2,180	20,121
Broadcom, Inc.	1,982	574,760
EMCORE Corp.†	1,740	5,185
GSI Technology, Inc.†	980	8,056
Hamamatsu Photonics KK	2,300	84,801
Impinj, Inc.†	260	9,412
Inphi Corp.†	420	25,288
MACOM Technology Solutions Holdings, Inc.†	780	15,304
Marvell Technology Group, Ltd.	6,502	170,743
Microchip Technology, Inc.	2,478	233,973
Micron Technology, Inc.†	6,068	272,393
NVIDIA Corp.	1,177	198,583
QuickLogic Corp.†	11,600	6,127
Samsung Electronics Co., Ltd.	8,704	332,086
Texas Instruments, Inc.	3,644	455,536
Xilinx, Inc.	442	50,481

		2,462,849

Electronic Connectors — 0.3%
Amphenol Corp., Class A	2,348	219,115
TE Connectivity, Ltd.	2,761	255,117

		474,232

Electronic Measurement Instruments — 0.6%
Agilent Technologies, Inc.	3,924	272,365
Fortive Corp.	6,282	477,746
Keysight Technologies, Inc.†	2,983	267,038

		1,017,149

Electronic Parts Distribution — 0.1%
Avnet, Inc.	940	42,695
SYNNEX Corp.	404	39,810
Tech Data Corp.†	324	32,834

		115,339

Electronic Security Devices — 0.0%
Identiv, Inc.†	800	3,808

Energy-Alternate Sources — 0.0%
REX American Resources Corp.†	417	31,108
SunPower Corp.†	710	8,300
Sunworks, Inc.†	4,000	2,200

		41,608

Engineering/R&D Services — 0.1%
Argan, Inc.	630	25,924
Jacobs Engineering Group, Inc.	878	72,444

		98,368

Engines-Internal Combustion — 0.0%
Cummins, Inc.	142	23,288

Enterprise Software/Service — 0.4%
Alteryx, Inc., Class A†	100	11,754
Asure Software, Inc.†	480	4,344
Atlassian Corp. PLC, Class A†	214	29,986

Security Description	Shares	Value (Note 2)
Enterprise Software/Service (continued)
Benefitfocus, Inc.†	610	$15,244
Coupa Software, Inc.†	390	52,927
Evolent Health, Inc., Class A†	780	5,320
Manhattan Associates, Inc.†	680	57,793
Oracle Corp.	1,242	69,924
Paycom Software, Inc.†	110	26,482
Veeva Systems, Inc., Class A†	428	71,005
Workday, Inc., Class A†	2,017	403,360

		748,139

Entertainment Software — 0.2%
Activision Blizzard, Inc.	1,015	49,471
Electronic Arts, Inc.†	2,637	243,923

		293,394

Finance-Auto Loans — 0.1%
Ally Financial, Inc.	3,247	106,859
Credit Acceptance Corp.†	72	34,418

		141,277

Finance-Consumer Loans — 0.1%
SLM Corp.	3,190	29,061
Synchrony Financial	1,338	48,007

		77,068

Finance-Credit Card — 1.9%
American Express Co.	827	102,854
Capital One Financial Corp.	446	41,219
Mastercard, Inc., Class A	3,930	1,070,021
Meta Financial Group, Inc.	1,272	39,267
Visa, Inc., Class A	11,292	2,009,976

		3,263,337

Finance-Investment Banker/Broker — 0.5%
Charles Schwab Corp.	6,286	271,681
Close Brothers Group PLC	1,664	26,771
Piper Jaffray Cos.	440	34,012
TD Ameritrade Holding Corp.	11,160	570,276

		902,740

Finance-Leasing Companies — 0.1%
Mitsubishi UFJ Lease & Finance Co., Ltd.	17,400	92,318

Finance-Mortgage Loan/Banker — 0.0%
LendingTree, Inc.†	57	18,385

Finance-Other Services — 0.6%
Cboe Global Markets, Inc.	656	71,707
CME Group, Inc.	982	190,920
Intercontinental Exchange, Inc.	7,375	647,968
WageWorks, Inc.†	630	32,237

		942,832

Financial Guarantee Insurance — 0.0%
Assured Guaranty, Ltd.	130	5,680

Firearms & Ammunition — 0.0%
Sturm Ruger & Co., Inc.	80	4,520

Food-Baking — 0.0%
Hostess Brands, Inc.†	990	13,979

Food-Catering — 0.1%
Aramark	1,450	52,475
Compass Group PLC	7,361	185,547

		238,022

426

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Food-Meat Products — 0.5%
Tyson Foods, Inc., Class A	11,288	$897,396

Food-Misc./Diversified — 1.4%
Campbell Soup Co.	782	32,328
Conagra Brands, Inc.	16,005	462,064
Ingredion, Inc.	286	22,105
Kraft Heinz Co.	1,185	37,932
McCormick & Co., Inc.	595	94,331
Mondelez International, Inc., Class A	7,607	406,899
Nestle SA	10,760	1,141,824
Wilmar International, Ltd.	52,800	152,744

		2,350,227

Food-Retail — 0.1%
Kroger Co.	1,136	24,038
Seven & i Holdings Co., Ltd.	5,700	193,826

		217,864

Food-Wholesale/Distribution — 0.0%
US Foods Holding Corp.†	940	33,248

Footwear & Related Apparel — 0.0%
Skechers U.S.A., Inc., Class A†	1,010	38,319

Funeral Services & Related Items — 0.0%
Matthews International Corp., Class A	800	27,320
Service Corp. International	1,075	49,600

		76,920

Garden Products — 0.0%
Toro Co.	660	48,061

Gas-Distribution — 0.5%
Atmos Energy Corp.	2,681	292,336
Beijing Enterprises Holdings, Ltd.	17,000	83,282
National Grid PLC	15,329	157,552
NiSource, Inc.	8,500	252,365
ONE Gas, Inc.	437	39,846
Southwest Gas Holdings, Inc.	505	44,900
UGI Corp.	1,040	53,134

		923,415

Golf — 0.0%
Acushnet Holdings Corp.	1,310	33,484

Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	420	19,303

Healthcare Safety Devices — 0.0%
Tandem Diabetes Care, Inc.†	400	25,372

Hotels/Motels — 0.5%
Hilton Worldwide Holdings, Inc.	3,439	332,035
Marcus Corp.	920	32,191
Marriott International, Inc., Class A	2,944	409,393
Playa Hotels & Resorts NV†	2,250	16,492
St. Joe Co.†	2,050	39,442
Wyndham Destinations, Inc.	930	43,766
Wyndham Hotels & Resorts, Inc.	700	39,585

		912,904

Human Resources — 0.1%
Barrett Business Services, Inc.	200	17,500
ManpowerGroup, Inc.	497	45,401
Recruit Holdings Co., Ltd.	5,200	176,961

		239,862

Security Description	Shares	Value (Note 2)
Import/Export — 0.3%
Castle Brands, Inc.†	4,600	$2,560
Mitsubishi Corp.	7,100	190,931
Sumitomo Corp.	20,000	297,208

		490,699

Industrial Automated/Robotic — 0.2%
Ichor Holdings, Ltd.†	970	24,454
SMC Corp.	300	109,017
THK Co., Ltd.	6,900	173,856

		307,327

Industrial Gases — 0.8%
Air Liquide SA	1,422	196,252
Air Products & Chemicals, Inc.	2,715	619,753
Linde PLC	3,015	576,709

		1,392,714

Instruments-Controls — 0.7%
ABB, Ltd.	10,443	196,286
Honeywell International, Inc.	5,748	991,300

		1,187,586

Insurance Brokers — 1.0%
Aon PLC	1,336	252,838
Marsh & McLennan Cos., Inc.	7,686	759,377
Willis Towers Watson PLC	3,937	768,581

		1,780,796

Insurance-Life/Health — 0.7%
AIA Group, Ltd.	20,200	206,287
Aviva PLC	27,244	134,149
AXA Equitable Holdings, Inc.	4,887	109,860
Challenger, Ltd.	24,348	117,603
Health Insurance Innovations, Inc., Class A†	350	7,696
Prudential Financial, Inc.	658	66,662
Prudential PLC	15,208	313,648
Sun Life Financial, Inc.	6,841	284,255
Trupanion, Inc.†	1,010	32,482

		1,272,642

Insurance-Multi-line — 1.8%
American Financial Group, Inc.	483	49,450
AXA SA	12,805	323,639
Chubb, Ltd.	11,738	1,794,036
Direct Line Insurance Group PLC	44,191	172,825
MetLife, Inc.	1,855	91,674
Ping An Insurance Group Co. of China, Ltd.	18,500	219,425
Storebrand ASA	24,247	163,724
Voya Financial, Inc.	1,810	101,668
Zurich Insurance Group AG	709	246,588

		3,163,029

Insurance-Property/Casualty — 0.8%
Alleghany Corp.†	82	56,230
American National Insurance Co.	304	36,790
Arch Capital Group, Ltd.†	1,885	72,931
Berkshire Hathaway, Inc., Class B†	1,315	270,140
Fidelity National Financial, Inc.	1,679	71,995
James River Group Holdings, Ltd.	540	25,828
Markel Corp.†	64	71,292
Mercury General Corp.	620	35,160
PICC Property & Casualty Co., Ltd.	78,000	92,784

427

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Property/Casualty (continued)
Progressive Corp.	3,294	$266,748
RSA Insurance Group PLC	14,993	102,360
Tokio Marine Holdings, Inc.	5,100	270,716
White Mountains Insurance Group, Ltd.	39	41,964

		1,414,938

Insurance-Reinsurance — 0.3%
Argo Group International Holdings, Ltd.	479	32,783
Axis Capital Holdings, Ltd.	670	42,659
Muenchener Rueckversicherungs-Gesellschaft AG	1,290	310,988
Reinsurance Group of America, Inc.	355	55,351
RenaissanceRe Holdings, Ltd.	275	49,816

		491,597

Internet Application Software — 0.0%
Okta, Inc.†	450	58,873

Internet Content-Entertainment — 1.6%
Facebook, Inc., Class A†	11,151	2,165,859
Netflix, Inc.†	1,607	519,045
YY, Inc. ADR†	1,810	116,184

		2,801,088

Internet Content-Information/News — 0.4%
Tencent Holdings, Ltd.	15,100	706,233

Internet Security — 0.1%
Palo Alto Networks, Inc.†	258	58,447
Symantec Corp.	6,196	133,586

		192,033

Internet Telephone — 0.0%
8x8, Inc.†	1,580	38,189

Investment Companies — 0.1%
Melrose Industries PLC	63,698	142,916

Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc.	373	54,275
Franklin Resources, Inc.	298	9,724
GAM Holding AG†	4,270	18,687
Raymond James Financial, Inc.	271	21,862

		104,548

Lasers-System/Components — 0.0%
Coherent, Inc.†	161	22,355

Lighting Products & Systems — 0.0%
Universal Display Corp.	166	35,039

Machinery-Construction & Mining — 0.0%
Oshkosh Corp.	537	44,877

Machinery-Electrical — 0.2%
BWX Technologies, Inc.	840	45,285
Mitsubishi Electric Corp.	23,500	307,104

		352,389

Machinery-General Industrial — 0.6%
Middleby Corp.†	365	49,049
Roper Technologies, Inc.	2,271	825,849
Tennant Co.	540	41,099
Wabtec Corp.	597	46,375

		962,372

Security Description	Shares	Value (Note 2)
Machinery-Pumps — 0.1%
Cactus, Inc., Class A†	1,200	$35,244
Flowserve Corp.	934	46,728
Xylem, Inc.	18	1,445

		83,417

Medical Imaging Systems — 0.0%
Lantheus Holdings, Inc.†	615	13,911

Medical Information Systems — 0.0%
MTBC, Inc.†	1,200	5,700

Medical Instruments — 1.0%
Alcon, Inc.† (NYSE)	2,654	155,922
Alcon, Inc.† (SIX)	1,362	78,777
Boston Scientific Corp.†	4,764	202,279
Elekta AB, Series B	10,340	147,159
Intuitive Surgical, Inc.†	957	497,171
Medtronic PLC	6,469	659,450
NuVasive, Inc.†	570	37,962
TransEnterix, Inc.†	3,600	4,932

		1,783,652

Medical Labs & Testing Services — 0.0%
MEDNAX, Inc.†	1,210	29,730
Miraca Holdings, Inc.	700	15,849

		45,579

Medical Products — 2.2%
Abbott Laboratories	1,533	133,524
Becton Dickinson and Co.	5,520	1,395,456
Cooper Cos., Inc.	46	15,520
Glaukos Corp.†	350	28,588
GN Store Nord A/S	2,310	109,688
Hologic, Inc.†	812	41,615
Inogen, Inc.†	248	15,252
Koninklijke Philips NV	11,340	531,801
Nuvectra Corp.†	1,560	3,307
Penumbra, Inc.†	285	47,766
Pulse Biosciences, Inc.†	800	10,448
Siemens Healthineers AG*	3,284	137,195
Stryker Corp.	5,348	1,121,904
Tactile Systems Technology, Inc.†	540	31,180
West Pharmaceutical Services, Inc.	420	57,653
Zimmer Biomet Holdings, Inc.	731	98,780

		3,779,677

Medical-Biomedical/Gene — 0.8%
Aldeyra Therapeutics, Inc.†	710	3,891
Alexion Pharmaceuticals, Inc.†	1,455	164,837
Alnylam Pharmaceuticals, Inc.†	540	41,899
Amgen, Inc.	410	76,498
Anavex Life Sciences Corp.†	2,200	5,632
BioCryst Pharmaceuticals, Inc.†	1,600	5,072
Biogen, Inc.†	172	40,905
BioMarin Pharmaceutical, Inc.†	1,065	84,476
Bluebird Bio, Inc.†	140	18,372
Cara Therapeutics, Inc.†	670	16,040
ChemoCentryx, Inc.†	1,330	10,613
Cleveland BioLabs, Inc.†	2,200	3,300
CSL, Ltd.	594	92,752
Exact Sciences Corp.†	490	56,404
Exelixis, Inc.†	1,810	38,499
Five Prime Therapeutics, Inc.†	650	3,321
Gilead Sciences, Inc.	1,016	66,568
Immunomedics, Inc.†	1,100	16,225

428

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene (continued)
Incyte Corp.†	147	$12,483
Intercept Pharmaceuticals, Inc.†	251	15,775
Lexicon Pharmaceuticals, Inc.†	1,740	2,349
Medicines Co.†	730	26,163
Ovid therapeutics, Inc.†	1,861	3,796
PolarityTE, Inc.†	560	2,666
Puma Biotechnology, Inc.†	392	3,783
Radius Health, Inc.†	700	15,022
Regeneron Pharmaceuticals, Inc.†	28	8,533
Rexahn Pharmaceuticals, Inc.†	158	809
Savara, Inc.†	4,360	11,074
Seattle Genetics, Inc.†	700	52,997
Selecta Biosciences, Inc.†	1,310	2,358
Theravance Biopharma, Inc.†	680	14,178
United Therapeutics Corp.†	336	26,625
Vertex Pharmaceuticals, Inc.†	2,493	415,384
WaVe Life Sciences, Ltd.†	280	5,995
ZIOPHARM Oncology, Inc.†	1,400	9,716

		1,375,010

Medical-Drugs — 3.2%
AbbVie, Inc.	3,662	243,962
Aclaris Therapeutics, Inc.†	1,460	1,869
Aimmune Therapeutics, Inc.†	810	15,593
Alkermes PLC†	920	21,307
Allergan PLC	447	71,744
Ascendis Pharma A/S ADR†	471	54,523
Astellas Pharma, Inc.	25,200	358,161
Bayer AG	5,115	332,226
Corbus Pharmaceuticals Holdings, Inc.†	2,410	14,460
Eagle Pharmaceuticals, Inc.†	180	9,875
Eli Lilly & Co.	500	54,475
GlaxoSmithKline PLC ADR	7,229	298,413
Horizon Therapeutics PLC†	1,640	40,820
Johnson & Johnson	5,123	667,117
Jounce Therapeutics, Inc.†	760	3,640
Merck & Co., Inc.	5,749	477,110
Novartis AG	6,549	600,537
Novo Nordisk A/S, Class B	2,394	114,904
Pacira BioSciences, Inc.†	400	17,556
Pfizer, Inc.	22,800	885,552
Prestige Consumer Healthcare, Inc.†	940	32,524
Progenics Pharmaceuticals, Inc.†	1,640	8,823
Ra Pharmaceuticals, Inc.†	1,040	35,402
Roche Holding AG	2,032	544,077
Sanofi	3,519	293,621
Spectrum Pharmaceuticals, Inc.†	1,530	11,597
Syros Pharmaceuticals, Inc.†	1,180	8,826
Takeda Pharmaceutical Co., Ltd. ADR	4,065	71,544
TherapeuticsMD, Inc.†	1,900	4,085
Zoetis, Inc.	2,216	254,596

		5,548,939

Medical-Generic Drugs — 0.0%
Momenta Pharmaceuticals, Inc.†	1,260	14,238
Teligent, Inc.†	1,620	1,053

		15,291

Medical-HMO — 1.2%
Anthem, Inc.	1,820	536,190
Centene Corp.†	2,289	119,234
Humana, Inc.	20	5,935
Molina Healthcare, Inc.†	349	46,340

Security Description	Shares	Value (Note 2)
Medical-HMO (continued)
UnitedHealth Group, Inc.	4,898	$1,219,651
WellCare Health Plans, Inc.†	565	162,297

		2,089,647

Medical-Hospitals — 0.1%
HCA Healthcare, Inc.	888	118,557
Tenet Healthcare Corp.†	760	17,913

		136,470

Medical-Outpatient/Home Medical — 0.0%
LHC Group, Inc.†	324	41,012

Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp.	91	7,931
Diplomat Pharmacy, Inc.†	6,880	36,258
McKesson Corp.	272	37,794

		81,983

Metal Products-Distribution — 0.0%
Ryerson Holding Corp.†	1,140	9,302
Worthington Industries, Inc.	780	31,372

		40,674

Metal-Copper — 0.1%
Antofagasta PLC	13,653	153,701

Metal-Diversified — 0.1%
Mitsui Mining & Smelting Co., Ltd.	2,600	59,888
Rio Tinto, Ltd.	1,222	82,520
South32, Ltd.	38,013	81,484

		223,892

Metal-Iron — 0.0%
Cleveland-Cliffs, Inc.	2,970	31,660

Miscellaneous Manufacturing — 0.1%
Knorr-Bremse AG	1,126	114,530

Multimedia — 0.4%
E.W. Scripps Co., Class A	570	8,738
Walt Disney Co.	4,746	678,726

		687,464

Networking Products — 0.7%
Cisco Systems, Inc.	18,598	1,030,329
Infinera Corp.†	1,350	5,211
Lantronix, Inc.†	1,100	3,784
Telefonaktiebolaget LM Ericsson, Class B	17,925	157,270

		1,196,594

Non-Ferrous Metals — 0.1%
Independence Group NL	33,661	123,250

Non-Hazardous Waste Disposal — 0.3%
Covanta Holding Corp.	1,850	31,857
Republic Services, Inc.	1,010	89,537
Waste Connections, Inc.	3,349	303,821

		425,215

Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	1,600	6,480

Office Furnishings-Original — 0.0%
HNI Corp.	650	22,256
Steelcase, Inc., Class A	930	15,726

		37,982

429

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Office Supplies & Forms — 0.1%
Avery Dennison Corp.	1,552	$178,278

Oil & Gas Drilling — 0.0%
Transocean, Ltd.†	3,570	21,706

Oil Companies-Exploration & Production — 0.7%
Cabot Oil & Gas Corp.	782	14,983
Callon Petroleum Co.†	2,580	12,694
CNX Resources Corp.†	1,800	14,796
Concho Resources, Inc.	1,152	112,527
ConocoPhillips	673	39,761
Continental Resources, Inc.†	370	13,753
EOG Resources, Inc.	2,823	242,354
Hess Corp.	420	27,233
Mammoth Energy Services, Inc.	870	5,638
Occidental Petroleum Corp.	9,460	485,865
Parsley Energy, Inc., Class A†	2,010	33,346
Pioneer Natural Resources Co.	502	69,296
Tellurian, Inc.†	1,120	6,910
Torchlight Energy Resources, Inc.†	10,100	14,342
WPX Energy, Inc.†	2,740	28,606
Zion Oil & Gas, Inc.†	13,700	4,521

		1,126,625

Oil Companies-Integrated — 1.2%
BP PLC ADR	4,048	160,867
Chevron Corp.	697	85,808
Equinor ASA	10,599	189,223
Exxon Mobil Corp.	4,284	318,558
Royal Dutch Shell PLC, Class B ADR	5,031	319,318
TOTAL SA	12,790	662,737
TOTAL SA ADR	5,724	296,160

		2,032,671

Oil Refining & Marketing — 0.1%
DCC PLC	1,999	167,933
Marathon Petroleum Corp.	1,120	63,157

		231,090

Oil-Field Services — 0.2%
C&J Energy Services, Inc.†	1,090	11,925
Halliburton Co.	2,665	61,295
MRC Global, Inc.†	1,040	16,266
Patterson-UTI Energy, Inc.	1,640	19,073
Schlumberger, Ltd.	2,182	87,214
WorleyParsons, Ltd.	12,926	141,865

		337,638

Paper & Related Products — 0.2%
International Paper Co.	2,108	92,562
Stora Enso Oyj, Class R	14,959	172,193

		264,755

Patient Monitoring Equipment — 0.0%
Insulet Corp.†	300	36,882

Pharmacy Services — 0.7%
Cigna Corp.	5,405	918,417
CVS Health Corp.	3,809	212,809

		1,131,226

Photo Equipment & Supplies — 0.1%
Largan Precision Co., Ltd.	1,000	135,378

Security Description	Shares	Value (Note 2)
Pipelines — 0.5%
Cheniere Energy, Inc.†	695	$45,279
NextDecade Corp.†	3,080	15,154
Targa Resources Corp.	4,566	177,663
TC Energy Corp.	11,989	586,981

		825,077

Poultry — 0.0%
Pilgrim’s Pride Corp.†	1,200	32,472

Power Converter/Supply Equipment — 0.1%
Hubbell, Inc.	762	98,969

Private Equity — 0.1%
KKR & Co, Inc. Class A	3,450	92,287

Publishing-Books — 0.0%
Houghton Mifflin Harcourt Co.†	1,440	8,424
John Wiley & Sons, Inc., Class A	700	31,857

		40,281

Publishing-Newspapers — 0.0%
TEGNA, Inc.	1,100	16,709

Publishing-Periodicals — 0.0%
Meredith Corp.	220	12,069

Quarrying — 0.0%
Compass Minerals International, Inc.	540	30,159

Radio — 0.0%
Beasley Broadcast Group, Inc., Class A	110	358
Liberty Media Corp. - Liberty SiriusXM, Series C†	970	40,604

		40,962

Real Estate Investment Trusts — 2.1%
American Tower Corp.	1,733	366,737
Annaly Capital Management, Inc.	5,650	53,957
Apple Hospitality REIT, Inc.	2,680	42,103
AvalonBay Communities, Inc.	567	118,384
CIM Commercial Trust Corp.	1,600	32,608
Colony Capital, Inc.	4,750	26,838
CoreCivic, Inc.	1,200	20,364
CoreSite Realty Corp.	397	41,610
Crown Castle International Corp.	2,875	383,122
CubeSmart	1,390	47,191
EPR Properties	542	40,341
Equity Residential	1,789	141,134
Great Portland Estates PLC	11,065	89,056
Healthcare Trust of America, Inc., Class A	1,520	40,934
Hospitality Properties Trust	1,110	27,428
Hudson Pacific Properties, Inc.	1,140	40,242
JBG SMITH Properties	1,257	49,186
Kilroy Realty Corp.	595	47,279
Lamar Advertising Co., Class A	570	46,124
LTC Properties, Inc.	870	40,098
Medical Properties Trust, Inc.	2,530	44,275
National Retail Properties, Inc.	960	50,150
Omega Healthcare Investors, Inc.	1,230	44,649
Orchid Island Capital, Inc.	3,760	23,274
Outfront Media, Inc.	1,570	42,673
Paramount Group, Inc.	2,720	37,618
Park Hotels & Resorts, Inc.	1,610	42,520
Physicians Realty Trust	2,380	40,960
Piedmont Office Realty Trust, Inc., Class A	1,980	41,204

430

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Prologis, Inc.	6,890	$555,403
Public Storage	1,214	294,711
Regency Centers Corp.	381	25,413
RLJ Lodging Trust	2,350	40,608
Sabra Health Care REIT, Inc.	1,990	41,074
Scentre Group	42,185	114,791
Senior Housing Properties Trust	1,880	15,416
Simon Property Group, Inc.	197	31,953
SL Green Realty Corp.	266	21,567
Starwood Property Trust, Inc.	1,980	45,995
Summit Hotel Properties, Inc.	2,850	31,664
Unibail-Rodamco-Westfield (Euronext Amsterdam)	670	89,694
Unibail-Rodamco-Westfield† (Euronext Paris)	4	536
Ventas, Inc.	2,194	147,634
VEREIT, Inc.	5,650	51,528
Vornado Realty Trust	283	18,203
Weyerhaeuser Co.	1,677	42,613
WP Carey, Inc.	575	49,760

		3,680,622

Real Estate Management/Services — 0.0%
Maui Land & Pineapple Co., Inc.†	1,320	14,956
Redfin Corp.†	1,280	23,091
RMR Group, Inc., Class A	300	14,772

		52,819

Real Estate Operations & Development — 0.1%
Howard Hughes Corp.†	323	43,605
Mitsui Fudosan Co., Ltd.	8,100	183,298
Transcontinental Realty Investors, Inc.†	800	20,264

		247,167

Rental Auto/Equipment — 0.1%
Element Fleet Management Corp.	24,713	187,997

Resort/Theme Parks — 0.0%
Vail Resorts, Inc.	208	51,276

Retail-Apparel/Shoe — 0.5%
Burlington Stores, Inc.†	411	74,288
Caleres, Inc.	670	12,582
Lululemon Athletica, Inc.†	220	42,040
Ross Stores, Inc.	6,421	680,819
Zalando SE†*	2,268	104,443

		914,172

Retail-Arts & Crafts — 0.0%
Michaels Cos., Inc.†	950	6,527

Retail-Auto Parts — 0.1%
AutoZone, Inc.†	38	42,675
O’Reilly Automotive, Inc.†	193	73,487

		116,162

Retail-Automobile — 0.0%
Penske Automotive Group, Inc.	630	28,961

Retail-Building Products — 0.4%
Foundation Building Materials, Inc.†	1,310	22,545
Home Depot, Inc.	2,086	445,757
Kingfisher PLC	53,564	144,106
Lowe’s Cos., Inc.	592	60,029

		672,437

Security Description	Shares	Value (Note 2)
Retail-Catalog Shopping — 0.0%
MSC Industrial Direct Co., Inc., Class A	627	$44,548
Qurate Retail, Inc.†	1,670	23,614

		68,162

Retail-Convenience Store — 0.0%
Casey’s General Stores, Inc.	231	37,401

Retail-Discount — 0.9%
Costco Wholesale Corp.	794	218,850
Dollar General Corp.	4,700	629,894
Dollar Tree, Inc.†	3,575	363,756
Ollie’s Bargain Outlet Holdings, Inc.†	370	31,336
Walmart, Inc.	2,592	286,105

		1,529,941

Retail-Drug Store — 0.1%
Walgreens Boots Alliance, Inc.	294	16,020
Welcia Holdings Co., Ltd.	1,900	88,304

		104,324

Retail-Floor Coverings — 0.0%
Floor & Decor Holdings, Inc., Class A†	560	21,924

Retail-Gardening Products — 0.1%
Tractor Supply Co.	804	87,483

Retail-Home Furnishings — 0.0%
La-Z-Boy, Inc.	810	26,722

Retail-Major Department Stores — 0.0%
TJX Cos., Inc.	987	53,851

Retail-Office Supplies — 0.0%
Office Depot, Inc.	3,600	7,344

Retail-Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	227	79,280

Retail-Pet Food & Supplies — 0.0%
PetMed Express, Inc.	740	12,854

Retail-Restaurants — 0.9%
Darden Restaurants, Inc.	210	25,528
Domino’s Pizza, Inc.	249	60,888
Jack in the Box, Inc.	299	21,477
McDonald’s Corp.	4,307	907,571
Papa John’s International, Inc.	490	21,766
Restaurant Brands International, Inc.	1,440	106,128
Starbucks Corp.	614	58,140
Yum! Brands, Inc.	2,941	330,921

		1,532,419

Rubber-Tires — 0.1%
Cooper Tire & Rubber Co.	880	23,689
Sumitomo Rubber Industries, Ltd.	5,700	62,248

		85,937

Rubber/Plastic Products — 0.0%
Proto Labs, Inc.†	400	41,640

Satellite Telecom — 0.1%
Eutelsat Communications SA	7,158	136,805
Globalstar, Inc.†	20,500	9,742
Gogo, Inc.†	2,550	10,684

		157,231

Savings & Loans/Thrifts — 0.1%
Capitol Federal Financial, Inc.	2,770	37,838
Investors Bancorp, Inc.	3,550	40,328

431

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Savings & Loans/Thrifts (continued)
TFS Financial Corp.	1,860	$33,406
WSFS Financial Corp.	924	39,150

		150,722

Schools — 0.1%
2U, Inc.†	670	8,576
Bright Horizons Family Solutions, Inc.†	360	54,745
Grand Canyon Education, Inc.†	339	36,873
Strategic Education, Inc.	231	41,116

		141,310

Semiconductor Components-Integrated Circuits — 1.0%
Analog Devices, Inc.	2,123	249,368
Cirrus Logic, Inc.†	570	27,959
Maxim Integrated Products, Inc.	1,481	87,660
MaxLinear, Inc.†	1,260	27,695
NXP Semiconductors NV	4,244	438,787
Power Integrations, Inc.	402	36,610
QUALCOMM, Inc.	5,424	396,820
Renesas Electronics Corp.†	10,100	59,162
Taiwan Semiconductor Manufacturing Co., Ltd.	49,000	405,106

		1,729,167

Semiconductor Equipment — 0.6%
Aehr Test Systems†	1,500	1,965
Applied Materials, Inc.	3,708	183,064
ASML Holding NV (Euronext Amsterdam)	980	217,369
ASML Holding NV (NASDAQ)	668	148,837
Brooks Automation, Inc.	680	26,384
KLA Corp.	699	95,288
Lam Research Corp.	270	56,325
MKS Instruments, Inc.	394	33,541
Tokyo Electron, Ltd.	1,100	186,753

		949,526

Software Tools — 0.2%
VMware, Inc., Class A	1,795	313,210

Steel Pipe & Tube — 0.0%
TimkenSteel Corp.†	990	6,920

Steel-Producers — 0.1%
AK Steel Holding Corp.†	2,900	8,178
Commercial Metals Co.	1,800	31,518
Reliance Steel & Aluminum Co.	467	46,677
Shiloh Industries, Inc.†	720	3,629
United States Steel Corp.	710	10,671

		100,673

Telecom Equipment-Fiber Optics — 0.1%
Ciena Corp.†	1,120	50,646
Finisar Corp.†	1,020	24,001
Viavi Solutions, Inc.†	2,740	40,196

		114,843

Telecom Services — 0.0%
Aviat Networks, Inc.†	360	4,615

Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	785	21,211

Telephone-Integrated — 1.0%
AT&T, Inc.	13,504	459,811
GCI Liberty, Inc., Class A†	616	36,794

Security Description	Shares	Value (Note 2)
Telephone-Integrated (continued)
KT Corp.	3,102	$72,539
Nippon Telegraph & Telephone Corp.	11,500	519,029
SoftBank Group Corp.	2,700	136,814
Telecom Italia SpA (RSP)	132,751	70,339
Telefonica Deutschland Holding AG	46,131	116,358
Telefonica SA	15,762	120,301
Telephone & Data Systems, Inc.	1,100	35,574
Verizon Communications, Inc.	2,652	146,576

		1,714,135

Television — 0.0%
Nexstar Media Group, Inc., Class A	370	37,655
Sinclair Broadcast Group, Inc., Class A	300	15,075

		52,730

Textile-Products — 0.0%
Culp, Inc.	1,220	21,923

Theaters — 0.0%
Cinemark Holdings, Inc.	690	27,545

Therapeutics — 0.1%
Mirati Therapeutics, Inc.†	400	42,320
Neurocrine Biosciences, Inc.†	300	28,917
Sarepta Therapeutics, Inc.†	200	29,770
Xencor, Inc.†	770	33,895

		134,902

Tobacco — 0.4%
Altria Group, Inc.	2,049	96,447
Philip Morris International, Inc.	5,836	487,948
Vector Group, Ltd.	1,646	19,011

		603,406

Tools-Hand Held — 0.1%
Snap-on, Inc.	151	23,044
Stanley Black & Decker, Inc.	760	112,169

		135,213

Transport-Marine — 0.0%
Kirby Corp.†	510	39,964

Transport-Rail — 0.4%
Canadian Pacific Railway, Ltd.	435	103,787
Central Japan Railway Co.	800	160,587
CSX Corp.	24	1,689
Genesee & Wyoming, Inc., Class A†	300	32,943
Kansas City Southern	399	49,372
Norfolk Southern Corp.	23	4,396
Union Pacific Corp.	1,673	301,056

		653,830

Transport-Services — 0.5%
C.H. Robinson Worldwide, Inc.	608	50,908
Hub Group, Inc., Class A†	970	43,990
United Parcel Service, Inc., Class B	5,650	675,005

		769,903

Transport-Truck — 0.2%
JB Hunt Transport Services, Inc.	2,043	209,142
Old Dominion Freight Line, Inc.	310	51,764
XPO Logistics, Inc.†	570	38,463

		299,369

Veterinary Diagnostics — 0.2%
Elanco Animal Health, Inc.†	9,250	304,880

432

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Vitamins & Nutrition Products — 0.0%
Natural Health Trends Corp.	250	$1,877
USANA Health Sciences, Inc.†	260	17,693

		19,570

Water — 0.1%
American Water Works Co., Inc.	1,806	207,292
Aqua America, Inc.	584	24,499

		231,791

Web Hosting/Design — 0.1%
Endurance International Group Holdings, Inc.†	960	4,550
GoDaddy, Inc., Class A†	630	46,229
NIC, Inc.	1,620	29,387
VeriSign, Inc.†	152	32,086

		112,252

Web Portals/ISP — 1.5%
Alphabet, Inc., Class A†	495	603,009
Alphabet, Inc., Class C†	1,478	1,798,253
Baidu, Inc. ADR†	678	75,733
NAVER Corp.	643	74,841
Yahoo Japan Corp.	24,800	72,544

		2,624,380

Wire & Cable Products — 0.1%
Prysmian SpA	5,483	112,895

Wireless Equipment — 0.2%
InterDigital, Inc.	479	30,862
Motorola Solutions, Inc.	2,018	334,907
Ubiquiti Networks, Inc.	170	21,884
ViaSat, Inc.†	350	28,557

		416,210

Wound, Burn & Skin Care — 0.0%
Dermira, Inc.†	1,260	11,101

Total Common Stocks (cost $127,597,531)		136,170,546

CONVERTIBLE PREFERRED SECURITIES — 0.1%
Electric-Distribution — 0.0%
Sempra Energy Series A 6.00%	372	41,352
Sempra Energy Series B 6.75%	195	21,640

		62,992

Electric-Integrated — 0.1%
NextEra Energy, Inc. 6.12%	1,377	90,978

Electronic Measurement Instruments — 0.0%
Fortive Corp. Series A 5.00%	30	29,307

Security Description	Shares/ Principal Amount	Value (Note 2)
Medical Products — 0.0%
Becton Dickinson and Co. Series A 6.13%	712	$43,895

Total Convertible Preferred Securities (cost $212,075)		227,172

ASSET BACKED SECURITIES — 0.8%
Diversified Financial Services — 0.8%
Applebee’s Funding LLC/IHOP Funding LLC Series 2019-1A, Class A2I 4.19% due 06/07/2049*	$75,000	76,098
Avis Budget Rental Car Funding AESOP LLC Series 2019-1A, Class A 3.45% due 03/20/2023*	100,000	102,141
Avis Budget Rental Car Funding AESOP LLC Series 2019-2A, Class B 3.55% due 09/22/2025*	105,000	107,760
BBCMS Trust FRS Series 2018-CBM, Class A 3.33% (1 ML+1.00%) due 07/15/2037*(3)	55,000	55,070
Cantor Commercial Real Estate Lending VRS Series 2019-CF1, Class 65A 4.41% due 05/15/2052*(3)(4)	100,000	105,097
Deephaven Residential Mtg. Trust VRS Series 2019-2A, Class A1 3.56% due 04/25/2059*(4)(5)	93,253	93,977
Driven Brands Funding LLC Series 2019-1A, Class A2 4.64% due 04/20/2049*	69,650	71,847
Enterprise Fleet Financing LLC Series 2018-2, Class A2 3.14% due 02/20/2024*	92,891	93,480
Galton Funding Mtg. Trust VRS Series 2019 -1, Class A42 4.00% due 02/25/2059*(4)(5)	72,964	74,060
GMF Floorplan Owner Revolving Trust Series 2019-1, Class C 3.06% due 04/15/2024*	101,000	101,949
Homeward Opportunities Fund I Trust VRS Series 2018-1, Class A1 3.77% due 06/25/2048*(4)(5)	73,293	74,251
New Orleans Hotel Trust FRS Series 2019-HNLA, Class C 3.91% (1 ML+1.59%) due 04/15/2032*(3)	100,000	100,214
Planet Fitness Master Issuer LLC Series 2018-1A, Class A2I 4.26% due 09/05/2048*	94,288	96,863
Santander Retail Auto Lease Trust Series 2019-A, Class A3 2.77% due 06/20/2022*	40,000	40,348
Sequoia Mtg. Trust VRS Series 2018-CH3, Class A2 4.00% due 08/25/2048*(4)(5)	69,764	71,083

433

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
SMB Private Education Loan Trust Series 2016-A, Class A2A 2.70% due 05/15/2031*	$67,190	$67,494
SMB Private Education Loan Trust Series 2017-A, Class A2A 2.88% due 09/15/2034*	85,888	86,578
World Omni Automobile Lease Securitization Trust Series 2018-A, Class B 3.06% due 05/15/2023	40,000	40,169

Total Asset Backed Securities (cost $1,434,545)		1,458,479

U.S. CORPORATE BONDS & NOTES — 5.6%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc. Senior Notes 3.50% due 10/01/2020	5,000	5,057
Omnicom Group, Inc. Senior Notes 3.65% due 11/01/2024	50,000	52,126

		57,183

Aerospace/Defense — 0.1%
General Dynamics Corp. Company Guar. Notes 2.88% due 05/11/2020	85,000	85,479
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	25,000	30,261
Northrop Grumman Corp. Senior Notes 3.85% due 04/15/2045	50,000	51,964

		167,704

Aerospace/Defense-Equipment — 0.1%
United Technologies Corp. Senior Notes 3.35% due 08/16/2021	15,000	15,290
United Technologies Corp. Senior Notes 4.45% due 11/16/2038	50,000	57,370

		72,660

Agricultural Operations — 0.0%
Bunge, Ltd. Finance Corp. Company Guar. Notes 3.00% due 09/25/2022	25,000	25,062

Airlines — 0.1%
Delta Air Lines, Inc. Senior Notes 2.60% due 12/04/2020	30,000	29,963
Delta Air Lines, Inc. Senior Notes 3.80% due 04/19/2023	20,000	20,629
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 4.15% due 02/25/2033	115,000	123,426

		174,018

Security Description	Principal Amount	Value (Note 2)
Applications Software — 0.0%
Microsoft Corp. Senior Notes 3.13% due 11/03/2025	$25,000	$26,115

Auto-Cars/Light Trucks — 0.2%
BMW US Capital LLC Company Guar. Notes 2.95% due 04/14/2022*	80,000	80,974
BMW US Capital LLC Company Guar. Notes 3.25% due 08/14/2020*	50,000	50,369
General Motors Financial Co., Inc. Company Guar. Notes 3.15% due 01/15/2020	25,000	25,038
General Motors Financial Co., Inc. Senior Notes 4.20% due 11/06/2021	105,000	108,172
Harley-Davidson Financial Services, Inc. Company Guar. Notes 3.55% due 05/21/2021*	25,000	25,319
Hyundai Capital America Senior Notes 3.45% due 03/12/2021*	25,000	25,282
Nissan Motor Acceptance Corp. Senior Notes 3.65% due 09/21/2021*	35,000	35,723
Toyota Motor Credit Corp. Senior Notes 2.95% due 04/13/2021	35,000	35,433

		386,310

Auto-Heavy Duty Trucks — 0.1%
PACCAR Financial Corp. Senior Notes 2.65% due 05/10/2022	105,000	106,104
PACCAR Financial Corp. Senior Notes 3.10% due 05/10/2021	30,000	30,437

		136,541

Banks-Commercial — 0.1%
M&T Bank Corp. Senior Notes 3.55% due 07/26/2023	60,000	62,683
SunTrust Bank Senior Notes 3.50% due 08/02/2022	65,000	66,178

		128,861

Banks-Super Regional — 0.1%
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	175,000	177,560
Wells Fargo & Co. Senior Notes 3.50% due 03/08/2022	50,000	51,358

		228,918

Beverages-Non-alcoholic — 0.0%
Keurig Dr Pepper, Inc. Company Guar. Notes 3.55% due 05/25/2021	40,000	40,740

434

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Brewery — 0.0%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.55% due 01/23/2049	$50,000	$62,070

Building Products-Cement — 0.0%
Martin Marietta Materials, Inc. Senior Notes 4.25% due 12/15/2047	50,000	47,165

Cable/Satellite TV — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.75% due 02/15/2028	25,000	25,153
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.50% due 02/01/2024	25,000	26,528
Comcast Corp. Company Guar. Notes 3.13% due 07/15/2022	75,000	76,919
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	15,000	16,046
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025	85,000	91,484

		236,130

Cellular Telecom — 0.0%
Crown Castle Towers LLC Senior Sec. Notes 3.72% due 07/15/2043*	25,000	25,708

Chemicals-Diversified — 0.0%
Dow Chemical Co. Senior Notes 3.15% due 05/15/2024*	30,000	30,628

Chemicals-Specialty — 0.0%
Ecolab, Inc. Senior Notes 3.25% due 12/01/2027	50,000	52,090

Commercial Services — 0.0%
RELX Capital, Inc. Company Guar. Notes 3.50% due 03/16/2023	10,000	10,322

Computers — 0.1%
Apple, Inc. Senior Notes 3.20% due 05/11/2027	75,000	78,135
Apple, Inc. Senior Notes 3.75% due 09/12/2047	50,000	52,799

		130,934

Containers-Paper/Plastic — 0.0%
Packaging Corp. of America Senior Notes 2.45% due 12/15/2020	5,000	4,997
Packaging Corp. of America Senior Notes 3.65% due 09/15/2024	50,000	51,960

		56,957

Security Description	Principal Amount	Value (Note 2)
Cosmetics & Toiletries — 0.1%
Unilever Capital Corp. Company Guar. Notes 3.00% due 03/07/2022	$110,000	$112,093

Data Processing/Management — 0.0%
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	25,000	27,394
Fiserv, Inc. Senior Notes 3.20% due 07/01/2026	35,000	35,714

		63,108

Diversified Banking Institutions — 0.7%
Bank of America Corp. FRS Senior Notes 3.00% (3 ML+0.65%) due 06/25/2022	50,000	50,202
Bank of America Corp. Senior Notes 3.82% due 01/20/2028	200,000	211,925
Citigroup, Inc. Senior Notes 2.35% due 08/02/2021	50,000	49,969
Citigroup, Inc. Senior Notes 3.89% due 01/10/2028	125,000	132,129
Citigroup, Inc. Senior Notes 4.65% due 07/23/2048	25,000	29,414
Goldman Sachs Group, Inc. Senior Notes 3.00% due 04/26/2022	75,000	75,601
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	50,000	53,192
Goldman Sachs Group, Inc. Senior Notes 4.41% due 04/23/2039	25,000	27,306
Goldman Sachs Group, Inc. Senior Notes 5.75% due 01/24/2022	50,000	53,846
JPMorgan Chase & Co. Senior Notes 3.13% due 01/23/2025	50,000	51,253
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	20,000	20,509
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038	125,000	133,206
JPMorgan Chase & Co. Senior Notes 3.90% due 01/23/2049	25,000	26,628
JPMorgan Chase & Co. Senior Notes 4.50% due 01/24/2022	50,000	52,478
Morgan Stanley Senior Notes 3.13% due 07/27/2026	100,000	101,397
Morgan Stanley Senior Notes 3.59% due 07/22/2028	75,000	77,898

435

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	$25,000	$26,211

		1,173,164

Diversified Manufacturing Operations — 0.1%
General Electric Capital Corp. Senior Notes 3.10% due 01/09/2023	40,000	40,359
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	50,000	58,561

		98,920

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	25,000	25,608
Amazon.com, Inc. Senior Notes 4.95% due 12/05/2044	65,000	82,821

		108,429

E-Commerce/Services — 0.1%
Expedia, Inc. Company Guar. Notes 5.00% due 02/15/2026	50,000	54,954
Priceline Group, Inc. Senior Notes 3.60% due 06/01/2026	25,000	26,256

		81,210

Electric-Distribution — 0.1%
CenterPoint Energy, Inc. Senior Notes 3.60% due 11/01/2021	30,000	30,695
Commonwealth Edison Co. 1st Mtg. Bonds 4.35% due 11/15/2045	25,000	28,731
Metropolitan Edison Co. Senior Notes 4.30% due 01/15/2029*	100,000	110,208
National Rural Utilities Cooperative Finance Corp. Senior Notes 2.90% due 03/15/2021	20,000	20,233
Sempra Energy Senior Notes 2.90% due 02/01/2023	35,000	35,296

		225,163

Electric-Generation — 0.0%
Vistra Operations Co. LLC Senior Sec. Notes 3.55% due 07/15/2024*	35,000	35,242

Electric-Integrated — 0.4%
American Electric Power Co., Inc. Senior Notes 3.65% due 12/01/2021	5,000	5,143
Appalachian Power Co. Senior Notes 4.40% due 05/15/2044	50,000	55,325

Security Description	Principal Amount	Value (Note 2)
Electric-Integrated (continued)
Berkshire Hathaway Energy Co. Senior Notes 3.80% due 07/15/2048	$25,000	$26,008
Dominion Resources, Inc. Senior Notes 2.75% due 09/15/2022	25,000	25,127
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	50,000	49,488
Eversource Energy Senior Notes 3.30% due 01/15/2028	30,000	30,784
Eversource Energy Senior Notes 3.80% due 12/01/2023	20,000	21,058
Exelon Corp. Senior Notes 3.40% due 04/15/2026	25,000	25,899
FirstEnergy Transmission LLC Senior Notes 4.35% due 01/15/2025*	25,000	26,846
Florida Power & Light Co. 1st Mtg. Bonds 4.13% due 06/01/2048	25,000	28,488
Mississippi Power Co. Senior Notes 3.95% due 03/30/2028	30,000	31,992
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.34% due 09/01/2020	80,000	80,773
Pacific Gas & Electric Co. Senior Notes 4.00% due 12/01/2046(6)	78,000	71,760
PacifiCorp 1st Mtg. Notes 4.13% due 01/15/2049	25,000	28,078
San Diego Gas & Electric Co. 1st Mtg. Notes 4.10% due 06/15/2049	55,000	58,437
Southern Co. Senior Notes 4.40% due 07/01/2046	25,000	26,664
Virginia Electric & Power Co. Senior Notes 2.88% due 07/15/2029	100,000	100,749

		692,619

Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.10% due 11/15/2048	50,000	56,626

Electronic Components-Semiconductors — 0.0%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 2.20% due 01/15/2021	10,000	9,922
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.00% due 01/15/2022	30,000	30,117
Microchip Technology, Inc. Senior Sec. Notes 3.92% due 06/01/2021	10,000	10,172

		50,211

436

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electronic Measurement Instruments — 0.0%
Keysight Technologies, Inc. Senior Notes 4.55% due 10/30/2024	$25,000	$26,648

Enterprise Software/Service — 0.0%
Oracle Corp. Senior Notes 2.40% due 09/15/2023	25,000	25,096

Finance-Credit Card — 0.2%
American Express Co. Senior Notes 2.20% due 10/30/2020	35,000	34,934
American Express Co. Senior Notes 3.70% due 11/05/2021	60,000	61,763
Capital One Financial Corp. Senior Notes 3.20% due 01/30/2023	85,000	86,702
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	25,000	26,333
Discover Financial Services Senior Notes 3.85% due 11/21/2022	68,000	70,598

		280,330

Finance-Leasing Companies — 0.0%
Air Lease Corp. Senior Notes 2.50% due 03/01/2021	15,000	15,000
Air Lease Corp. Senior Notes 3.50% due 01/15/2022	15,000	15,366

		30,366

Finance-Other Services — 0.0%
Intercontinental Exchange, Inc. Senior Notes 3.45% due 09/21/2023	60,000	62,452

Food-Meat Products — 0.0%
Tyson Foods, Inc. Senior Notes 5.10% due 09/28/2048	25,000	28,557

Food-Misc./Diversified — 0.0%
Kraft Heinz Foods Co. Company Guar. Notes 4.00% due 06/15/2023	50,000	52,293

Gas-Distribution — 0.1%
NiSource, Inc. Senior Notes 3.65% due 06/15/2023	20,000	20,789
NiSource, Inc. Senior Notes 3.95% due 03/30/2048	25,000	25,549
Southern California Gas Co. 1st Mtg. Notes 4.13% due 06/01/2048	25,000	27,653

		73,991

Security Description	Principal Amount	Value (Note 2)
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 06/03/2024	$30,000	$31,219
Willis North America, Inc. Company Guar. Notes 4.50% due 09/15/2028	50,000	54,239

		85,458

Insurance-Life/Health — 0.1%
Aflac, Inc. Senior Notes 4.75% due 01/15/2049	55,000	65,048
AXA Equitable Holdings, Inc. Senior Notes 3.90% due 04/20/2023	10,000	10,413
Lincoln National Corp. Senior Notes 4.35% due 03/01/2048	25,000	26,813
Principal Financial Group, Inc. Company Guar. Notes 3.70% due 05/15/2029	25,000	26,376
Principal Financial Group, Inc. Company Guar. Notes 4.30% due 11/15/2046	25,000	27,158
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	25,000	27,449

		183,257

Insurance-Multi-line — 0.0%
Voya Financial, Inc. Company Guar. Notes 3.13% due 07/15/2024	30,000	30,463

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	25,000	26,365
Liberty Mutual Group, Inc. Company Guar. Notes 4.50% due 06/15/2049*	80,000	86,645
New York Life Global Funding Sec. Notes 3.25% due 08/06/2021*	30,000	30,570

		143,580

Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/15/2024	25,000	26,186
Fidelity National Financial, Inc. Senior Notes 4.50% due 08/15/2028	55,000	57,931

		84,117

Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp. Senior Notes 3.15% due 09/07/2021	60,000	61,216

Machinery-Farming — 0.0%
John Deere Capital Corp. Senior Notes 2.35% due 01/08/2021	15,000	15,048

437

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Machinery-General Industrial — 0.0%
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	$25,000	$26,271

Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	95,000	100,444

Medical Products — 0.0%
Abbott Laboratories Senior Notes 3.40% due 11/30/2023	17,000	17,690
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	33,000	34,554

		52,244

Medical-Biomedical/Gene — 0.1%
Celgene Corp. Senior Notes 3.88% due 08/15/2025	75,000	79,762

Medical-Drugs — 0.0%
AbbVie, Inc. Senior Notes 2.30% due 05/14/2021	25,000	24,964
Bristol-Myers Squibb Co. Senior Notes 2.90% due 07/26/2024*	45,000	46,017

		70,981

Medical-HMO — 0.2%
Anthem, Inc. Senior Notes 2.50% due 11/21/2020	25,000	25,035
Anthem, Inc. Senior Notes 4.55% due 03/01/2048	15,000	16,080
Cigna Corp. Company Guar. Notes 3.25% due 04/15/2025	50,000	50,806
Cigna Corp. Company Guar. Notes 3.88% due 10/15/2047	50,000	46,991
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	85,000	85,597
UnitedHealth Group, Inc. Senior Notes 4.63% due 11/15/2041	25,000	28,643
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	25,000	29,365

		282,517

Medical-Hospitals — 0.1%
Centra Health, Inc. Notes 4.70% due 01/01/2048	45,000	49,122
Stanford Health Care Notes 3.80% due 11/15/2048	10,000	10,863

Security Description	Principal Amount	Value (Note 2)
Medical-Hospitals (continued)
West Virginia United Health System Obligated Group Sec. Notes 4.92% due 06/01/2048	$50,000	$59,457

		119,442

Medical-Wholesale Drug Distribution — 0.0%
McKesson Corp. Senior Notes 3.65% due 11/30/2020	30,000	30,453

Multimedia — 0.0%
Walt Disney Co. Company Guar. Notes 5.65% due 08/15/2020*	25,000	25,859

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Senior Notes 2.50% due 08/15/2024	40,000	39,936
Republic Services, Inc. Senior Notes 3.38% due 11/15/2027	30,000	31,362

		71,298

Oil Companies-Exploration & Production — 0.2%
Cimarex Energy Co. Senior Notes 4.38% due 03/15/2029	90,000	94,208
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	50,000	56,960
EOG Resources, Inc. Senior Notes 2.63% due 03/15/2023	100,000	100,914
Hess Corp. Senior Notes 4.30% due 04/01/2027	25,000	25,691
Marathon Oil Corp. Senior Notes 4.40% due 07/15/2027	25,000	26,353

		304,126

Oil Companies-Integrated — 0.0%
BP Capital Markets America, Inc. Company Guar. Notes 2.52% due 09/19/2022	25,000	25,113

Oil-Field Services — 0.0%
Schlumberger Holdings Corp. Senior Notes 3.75% due 05/01/2024*	25,000	26,132

Pharmacy Services — 0.2%
Cigna Corp. Company Guar. Notes 3.75% due 07/15/2023*	35,000	36,352
CVS Health Corp. Senior Notes 3.13% due 03/09/2020	45,000	45,187
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	50,000	52,181
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	70,000	75,871

438

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pharmacy Services (continued)
Express Scripts Holding Co. Company Guar. Notes 3.00% due 07/15/2023	$25,000	$25,292
Express Scripts Holding Co. Company Guar. Notes 4.80% due 07/15/2046	25,000	26,867

		261,750

Pipelines — 0.2%
Boardwalk Pipelines LP Company Guar. Notes 4.95% due 12/15/2024	50,000	53,181
Enbridge Energy Partners LP Company Guar. Notes 7.38% due 10/15/2045	45,000	65,445
Enterprise Products Operating LLC Company Guar. Notes 3.50% due 02/01/2022	85,000	87,226
Florida Gas Transmission Co. LLC Senior Notes 4.35% due 07/15/2025*	50,000	53,309
Kinder Morgan Energy Partners LP Company Guar. Notes 6.95% due 01/15/2038	50,000	64,784
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.50% due 12/15/2026	25,000	26,694
Transcontinental Gas Pipe Line Co. LLC Senior Notes 4.60% due 03/15/2048	20,000	21,253

		371,892

Real Estate Investment Trusts — 0.5%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.00% due 01/15/2024	5,000	5,295
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.00% due 02/01/2050	110,000	111,975
American Campus Communities Operating Partnership LP Company Guar. Notes 3.30% due 07/15/2026	45,000	45,545
American Campus Communities Operating Partnership LP Company Guar. Notes 3.63% due 11/15/2027	55,000	56,340
Brixmor Operating Partnership LP Senior Notes 3.25% due 09/15/2023	25,000	25,386
Duke Realty LP Senior Notes 4.00% due 09/15/2028	70,000	75,131
Essex Portfolio LP Company Guar. Notes 4.00% due 03/01/2029	90,000	96,497
Essex Portfolio LP Company Guar. Notes 4.50% due 03/15/2048	15,000	16,478
Healthcare Realty Trust, Inc. Senior Notes 3.63% due 01/15/2028	55,000	56,136

Security Description	Principal Amount	Value (Note 2)
Real Estate Investment Trusts (continued)
Kilroy Realty LP Company Guar. Notes 3.45% due 12/15/2024	$30,000	$30,846
Life Storage LP Company Guar. Notes 4.00% due 06/15/2029	40,000	41,433
National Retail Properties, Inc. Senior Notes 4.80% due 10/15/2048	50,000	57,546
Simon Property Group LP Senior Notes 2.75% due 02/01/2023	50,000	50,545
VEREIT Operating Partnership LP Company Guar. Notes 3.95% due 08/15/2027	25,000	26,096
WP Carey, Inc. Senior Notes 3.85% due 07/15/2029	90,000	91,564

		786,813

Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 3.13% due 04/18/2024	65,000	66,453
AutoZone, Inc. Senior Notes 3.13% due 04/21/2026	50,000	50,652
O’Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027	25,000	25,927
O’Reilly Automotive, Inc. Senior Notes 3.90% due 06/01/2029	95,000	101,073

		244,105

Retail-Discount — 0.0%
Walmart, Inc. Senior Notes 3.40% due 06/26/2023	50,000	52,273

Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 4.38% due 03/15/2023	65,000	66,708

Schools — 0.0%
Georgetown University Notes 4.32% due 04/01/2049	50,000	58,682

Steel-Producers — 0.0%
Nucor Corp. Senior Notes 3.95% due 05/01/2028	35,000	38,097

Telephone-Integrated — 0.2%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	100,000	101,512
Verizon Communications, Inc. Senior Notes 4.33% due 09/21/2028	50,000	55,474
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	100,000	110,911

439

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 5.50% due 03/16/2047	$25,000	$31,483

		299,380

Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 3.49% due 02/14/2022	20,000	20,427
Altria Group, Inc. Company Guar. Notes 5.80% due 02/14/2039	60,000	68,847
BAT Capital Corp. Company Guar. Notes 2.76% due 08/15/2022	50,000	49,994

		139,268

Transport-Equipment & Leasing — 0.1%
GATX Corp. Senior Notes 2.60% due 03/30/2020	50,000	49,992
GATX Corp. Senior Notes 4.35% due 02/15/2024	60,000	63,511

		113,503

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 4.15% due 04/01/2045	25,000	27,716
Burlington Northern Santa Fe LLC Senior Notes 4.15% due 12/15/2048	25,000	27,890
CSX Corp. Senior Notes 4.25% due 03/15/2029	50,000	55,675
CSX Corp. Senior Notes 4.30% due 03/01/2048	25,000	27,218

		138,499

Total U.S. Corporate Bonds & Notes (cost $9,265,583)		9,761,385

FOREIGN CORPORATE BONDS & NOTES — 1.3%
Advertising Services — 0.0%
WPP Finance 2010 Company Guar. Notes 3.75% due 09/19/2024	25,000	25,868

Auto-Cars/Light Trucks — 0.0%
Toyota Motor Corp. Senior Notes 3.18% due 07/20/2021	30,000	30,568

Banks-Commercial — 0.1%
Bank of Montreal Senior Notes 3.10% due 04/13/2021	35,000	35,532
Svenska Handelsbanken AB Company Guar. Notes 3.35% due 05/24/2021	25,000	25,459

Security Description	Principal Amount	Value (Note 2)
Banks-Commercial (continued)
Toronto-Dominion Bank Senior Notes 2.50% due 12/14/2020	$50,000	$50,178

		111,169

Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.15% due 01/23/2025	100,000	107,636

Broadcast Services/Program — 0.0%
Fox Corp. Senior Notes 4.03% due 01/25/2024*	15,000	15,885

Building Products-Cement — 0.0%
Boral Finance Pty, Ltd. Company Guar. Notes 3.00% due 11/01/2022*	2,000	1,993

Cellular Telecom — 0.3%
America Movil SAB de CV Senior Notes 3.63% due 04/22/2029	200,000	209,040
Rogers Communications, Inc. Company Guar. Notes 4.30% due 02/15/2048	25,000	27,023
Rogers Communications, Inc. Company Guar. Notes 4.35% due 05/01/2049	80,000	86,890
Vodafone Group PLC Senior Notes 3.75% due 01/16/2024	60,000	62,466
Vodafone Group PLC Senior Notes 4.88% due 06/19/2049	60,000	64,405

		449,824

Chemicals-Diversified — 0.0%
LYB International Finance II BV Company Guar. Notes 3.50% due 03/02/2027	50,000	50,649

Diversified Banking Institutions — 0.1%
Bank of Nova Scotia Senior Notes 3.13% due 04/20/2021	35,000	35,471
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	50,000	52,182
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.54% due 07/26/2021	55,000	56,092
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.75% due 07/19/2023	55,000	57,503

		201,248

Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 2.70% due 10/09/2022	75,000	74,850

440

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Finance-Leasing Companies — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.88% due 01/16/2024	$150,000	$161,106
Avolon Holdings Funding, Ltd. Company Guar. Notes 3.95% due 07/01/2024*	30,000	30,639

		191,745

Insurance Brokers — 0.0%
Trinity Acquisition PLC Company Guar. Notes 3.50% due 09/15/2021	25,000	25,409

Medical-Drugs — 0.0%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	50,000	50,524

Non-Hazardous Waste Disposal — 0.1%
Waste Connections, Inc. Senior Notes 3.50% due 05/01/2029	100,000	104,134

Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 2.95% due 01/15/2023	25,000	25,245
Canadian Natural Resources, Ltd. Senior Notes 6.25% due 03/15/2038	25,000	31,219
Woodside Finance, Ltd. Company Guar. Notes 3.70% due 03/15/2028*	25,000	25,344
Woodside Finance, Ltd. Company Guar. Notes 4.50% due 03/04/2029*	110,000	117,535

		199,343

Oil Companies-Integrated — 0.2%
BP Capital Markets PLC Company Guar. Notes 3.28% due 09/19/2027	50,000	51,762
BP Capital Markets PLC Company Guar. Notes 3.28% due 09/19/2027	25,000	25,881
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	25,000	26,129
Suncor Energy, Inc. Senior Notes 3.60% due 12/01/2024	25,000	26,039
Suncor Energy, Inc. Senior Notes 3.60% due 12/01/2024	10,000	10,415
Total Capital International SA Company Guar. Notes 2.43% due 01/10/2025	155,000	155,415

		295,641

Pipelines — 0.0%
Enbridge, Inc. Company Guar. Notes 4.00% due 10/01/2023	25,000	26,246

Security Description	Principal Amount	Value (Note 2)
Pipelines (continued)
Enbridge, Inc. Company Guar. Notes 5.50% due 12/01/2046	$13,000	$16,134
TransCanada PipeLines, Ltd. Senior Notes 2.50% due 08/01/2022	25,000	24,938

		67,318

Real Estate Investment Trusts — 0.0%
VEREIT Operating Partnership LP Company Guar. Notes 4.63% due 11/01/2025	60,000	64,851

Steel-Producers — 0.0%
ArcelorMittal Senior Notes 4.55% due 03/11/2026	35,000	36,659

Transport-Equipment & Leasing — 0.1%
SMBC Aviation Capital Finance DAC Company Guar. Notes 3.55% due 04/15/2024*	210,000	215,669

Total Foreign Corporate Bonds & Notes (cost $2,227,034)		2,320,983

U.S. GOVERNMENT AGENCIES — 0.2%
Federal Home Loan Mtg. Corp. — 0.0%
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2019-HQA2, Class M1 2.97% (1 ML+0.70%) due 04/25/2049*(5)	20,000	20,009

Federal National Mtg. Assoc. — 0.1%
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2018-C05, Class 1M1 2.99% (1 ML+0.72%) due 01/25/2031(5)	45,186	45,221
Series 2019-R03, Class 1M1 3.02% (1 ML + 0.75%) due 09/25/2031*(5)	29,275	29,291

		74,512

Government National Mtg. Assoc. — 0.1%
3.50% due 07/20/2049	1,000	1,034
4.00% due 08/20/2048	875	909
4.00% due 03/20/2049	55,249	57,403
4.00% due September TBA	49,000	50,836
4.50% due 02/20/2046	11,274	11,927
4.50% due 08/20/2048	4,072	4,246
4.50% due 01/20/2049	30,984	32,294
4.50% due 07/20/2049	11,000	11,544
5.00% due 06/20/2048	32,778	34,361
5.50% due 12/20/2048	2,846	3,018
5.50% due 03/20/2049	8,404	8,913

		216,485

Total U.S. Government Agencies (cost $310,790)		311,006

U.S. GOVERNMENT TREASURIES — 11.7%
United States Treasury Bonds — 4.0%
2.25% due 08/15/2046	42,000	39,659
2.50% due 02/15/2045	99,500	99,080

441

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Bonds (continued)
2.50% due 02/15/2046	$108,000	$107,405
2.50% due 05/15/2046	50,200	49,904
2.75% due 08/15/2042	48,000	50,353
2.75% due 08/15/2047(7)	1,117,000	1,164,953
2.75% due 11/15/2047	188,300	196,413
2.88% due 05/15/2043	60,000	64,153
2.88% due 08/15/2045	52,000	55,541
2.88% due 11/15/2046	59,000	63,093
2.88% due 05/15/2049	84,000	90,106
3.00% due 05/15/2042	128,000	140,110
3.00% due 11/15/2044	85,000	92,809
3.00% due 05/15/2045	76,000	83,048
3.00% due 11/15/2045	77,500	84,747
3.00% due 02/15/2047	21,000	23,011
3.00% due 05/15/2047	73,200	80,137
3.00% due 02/15/2048	138,000	151,083
3.00% due 08/15/2048	915,500	1,003,474
3.00% due 02/15/2049	187,000	205,240
3.13% due 11/15/2041	461,000	515,492
3.13% due 02/15/2042	34,000	38,002
3.13% due 02/15/2043	173,000	192,902
3.13% due 08/15/2044	103,000	114,837
3.13% due 05/15/2048	140,500	157,530
3.38% due 05/15/2044	67,000	77,814
3.38% due 11/15/2048	51,500	60,571
3.50% due 02/15/2039	1,283,000	1,521,758
3.63% due 08/15/2043	46,000	55,518
3.63% due 02/15/2044	61,000	73,667
3.75% due 11/15/2043	29,000	35,688
4.25% due 05/15/2039	42,000	54,876
4.25% due 11/15/2040	48,000	62,906
4.38% due 11/15/2039	34,000	45,159
4.38% due 05/15/2040	15,000	19,952
4.38% due 05/15/2041	30,000	40,017
4.63% due 02/15/2040	20,000	27,422
4.75% due 02/15/2041	10,000	13,976

		6,952,406

United States Treasury Notes — 7.7%
0.25% due 07/15/2029 TIPS(8)	43,047	43,001
0.88% due 01/15/2029 TIPS(8)	40,566	42,761
1.38% due 09/15/2020	170,000	168,771
1.63% due 08/31/2022	150,000	148,951
1.63% due 04/30/2023	62,000	61,477
1.75% due 06/30/2022	500,000	498,652
1.88% due 09/30/2022	45,000	45,042
2.00% due 01/15/2021	250,000	250,078
2.00% due 05/31/2024	600,000	604,430
2.13% due 05/31/2021	320,000	321,150
2.25% due 11/15/2024	225,000	229,254
2.25% due 08/15/2027	40,000	40,830
2.25% due 11/15/2027	20,000	20,406
2.50% due 01/31/2024	1,775,000	1,824,159
2.63% due 07/31/2020	220,000	221,212
2.63% due 08/15/2020	1,205,000	1,212,108
2.63% due 02/28/2023	1,060,000	1,087,991
2.75% due 04/30/2023	38,000	39,225
2.75% due 08/31/2023	1,375,000	1,423,394
2.75% due 02/15/2028	45,000	47,693
2.88% due 04/30/2025	1,715,000	1,806,645
2.88% due 05/15/2028	1,040,000	1,113,369
2.88% due 08/15/2028	245,000	262,542

Security Description	Principal Amount	Value (Note 2)
United States Treasury Notes (continued)
3.13% due 05/15/2021	$1,675,000	$1,709,154

		13,222,295

Total U.S. Government Treasuries (cost $19,340,844)		20,174,701

MUNICIPAL BONDS & NOTES — 0.6%
Chicago O’Hare International Airport Revenue Bonds Series B 6.40% due 01/01/2040	50,000	70,890
County of Cook, IL General Obligation Bonds 6.23% due 11/15/2034	50,000	66,313
County of Miami-Dade, FL Transit System Revenue Bonds 5.62% due 07/01/2040	25,000	32,503
County of Washoe NV Revenue Bonds 7.97% due 02/01/2040	40,000	61,876
Denver Schools Certificate Participation Series B 4.24% due 12/15/2037	25,000	28,305
Illinois Municipal Electric Agency Revenue Bonds Series B 6.83% due 02/01/2035	95,000	122,380
Los Angeles County Public Works Financing Authority Revenue Bonds 7.49% due 08/01/2033	50,000	68,827
Metropolitan Transportation Authority Revenue Bonds 5.87% due 11/15/2039	10,000	12,990
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds 5.72% due 12/01/2038	50,000	65,481
Municipal Electric Authority of Georgia Revenue Bonds 6.66% due 04/01/2057	50,000	67,877
New York State Dormitory Authority Revenue Bonds Series B 4.85% due 07/01/2048	100,000	111,893
Rutgers The State University of New Jersey Revenue Bonds 5.67% due 05/01/2040	50,000	64,906
San Jose Redevelopment Agency Successor Agency Tax Allocation Series A-T 3.38% due 08/01/2034	5,000	5,189
State of California General Obligation Bonds 7.63% due 03/01/2040	50,000	79,791
Texas A&M University Revenue Bonds Series B 3.33% due 05/15/2039	125,000	126,654

442

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
University of California Revenue Bonds 5.77% due 05/15/2043	$20,000	$26,379
Virginia Commonwealth University Health System Authority Revenue Bonds Series A 4.96% due 01/01/2044	25,000	30,046

Total Municipal Bonds & Notes (cost $992,406)		1,042,300

FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
Regional Authority — 0.2%
Province of Alberta, Canada Senior Notes 2.20% due 07/26/2022	75,000	75,309
Province of Manitoba, Canada Senior Notes 2.60% due 04/16/2024	86,000	87,926
Province of New Brunswick, Canada Senior Notes 3.63% due 02/24/2028	25,000	27,185
Province of Ontario, Canada Senior Notes 2.20% due 10/03/2022	75,000	75,322

Total Foreign Government Obligations (cost $260,906)		265,742

Total Long-Term Investment Securities (cost $161,641,714)		171,732,314

SHORT-TERM INVESTMENT SECURITIES — 1.3%
Registered Investment Companies — 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.26%(9)	2,202,654	2,202,654
T. Rowe Price Treasury Reserve Fund 2.36%(9)	100	100

Total Short-Term Investment Securities (cost $2,202,754)		2,202,754

TOTAL INVESTMENTS (cost $163,844,468)(10)	100.5%	173,935,068
Liabilities in excess of other assets	(0.5)	(992,195)

NET ASSETS	100.0%	$172,942,873

FORWARD SALES CONTRACTS — (0.0)%
U.S. Government Agencies — (0.0)%
Government National Mtg. Assoc. 4.00% due August TBA
Total Forward Sales Contracts (proceeds $(50,876))	(49,000)	(50,876)

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2019, the aggregate value of these securities was $3,279,557 representing 1.9% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2019, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks

ANT International Co., Ltd., Class C	06/07/2018	1,708	$9,582	$9,582	$5.61	0.01%

(3)	Commercial Mortgage Backed Security
(4)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	Collateralized Mortgage Obligation
(6)	Security in default of interest.
(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(8)	Principal amount of security is adjusted for inflation.
(9)	The rate shown is the 7-day yield as of July 31, 2019.
(10)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CVA — Certification Van Aandelen (Dutch Cert.)

Euronext Amsterdam — Euronext Stock Exchange, Amsterdam

Euronext Paris — Euronext Stock Exchange, Paris

NASDAQ — National Association of Securities Dealers Automated

Quotations

NYSE — New York Stock Exchange

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR — Swedish Depositary Receipt

SIX — Swiss Stock Exchange

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount andmaturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at July 31, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

443

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation

3	Long	U.S. Treasury Long Bonds	September 2019	$462,348	$466,781	$4,433

						Unrealized (Depreciation)

9	Long	U.S. Treasury 2 Year Notes	September 2019	$1,931,103	$1,929,656	$(1,447)

2	Short	U.S. Treasury Ultra 10 Year Notes	September 2019	275,092	275,688	(596)

						$(2,043)

		Net Unrealized Appreciation (Depreciation)				$2,390

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Diversified Financial Services	$—	$—		$9,582	$9,582
Other Industries	109,624,116	26,536,848	**	—	136,160,964
Convertible Preferred Securities:
Electric-Distribution	41,352	21,640		—	62,992
Other Industries	164,180	—		—	164,180
Asset Backed Securities	—	1,458,479		—	1,458,479
U.S. Corporate Bonds & Notes	—	9,761,385		—	9,761,385
Foreign Corporate Bonds & Notes	—	2,320,983		—	2,320,983
U.S. Government Agencies	—	311,006		—	311,006
U.S. Government Treasuries	—	20,174,701		—	20,174,701
Municipal Bonds & Notes	—	1,042,300		—	1,042,300
Foreign Government Obligations	—	265,742		—	265,742
Short-Term Investment Securities	2,202,754	—		—	2,202,754

Total Investments at Value	$112,032,402	$61,893,084		$9,582	$173,935,068

Other Financial Instruments:†
Futures Contracts	$4,433	$—		$—	$4,433

LIABILITIES:
Forward Sales Contracts:
U.S. Government Agencies	$—	$50,876		$—	$50,876

Other Financial Instruments:†
Futures Contracts	$2,043	$—		$—	$2,043

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

444

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO PROFILE — July 31, 2019 — (unaudited)

Industry Allocation*

Registered Investment Companies	12.0%
Federal National Mtg. Assoc.	5.9
United States Treasury Notes	3.2
Applications Software	3.1
Diversified Banking Institutions	3.0
Medical-Drugs	2.8
Banks-Commercial	2.6
E-Commerce/Products	2.6
United States Treasury Bonds	2.5
Government National Mtg. Assoc.	2.5
Diversified Financial Services	2.0
Real Estate Investment Trusts	1.9
Electric-Integrated	1.9
Medical Products	1.7
Insurance-Multi-line	1.6
Aerospace/Defense	1.6
Web Portals/ISP	1.6
Internet Content-Entertainment	1.5
Finance-Credit Card	1.5
Oil Companies-Integrated	1.2
Electronic Components-Semiconductors	1.2
Food-Misc./Diversified	1.2
Insurance-Life/Health	1.2
Diagnostic Equipment	1.1
Banks-Super Regional	1.1
Medical-HMO	1.1
Telephone-Integrated	1.0
Semiconductor Components-Integrated Circuits	0.9
Medical Instruments	0.9
Cable/Satellite TV	0.9
Commercial Services-Finance	0.8
Oil Companies-Exploration & Production	0.8
Auto-Cars/Light Trucks	0.8
Diversified Manufacturing Operations	0.8
Cosmetics & Toiletries	0.8
Chemicals-Diversified	0.8
Pharmacy Services	0.7
Electric-Distribution	0.7
Retail-Restaurants	0.7
Auto/Truck Parts & Equipment-Original	0.7
Insurance Brokers	0.6
Data Processing/Management	0.6
Retail-Discount	0.6
Networking Products	0.6
Medical-Biomedical/Gene	0.6
Computers	0.6
Industrial Gases	0.6
Insurance-Property/Casualty	0.6
Municipal Bonds & Notes	0.6
Pipelines	0.5
Semiconductor Equipment	0.5
E-Commerce/Services	0.5
Food-Meat Products	0.5
Instruments-Controls	0.5
Internet Content-Information/News	0.5
Finance-Other Services	0.4
Apparel Manufacturers	0.4
Gas-Distribution	0.4
Airlines	0.4
Medical-Hospitals	0.4
Regional Authority	0.4

Machinery-General Industrial	0.4%
Electric-Generation	0.4
Cellular Telecom	0.4
Electronic Measurement Instruments	0.3
Finance-Investment Banker/Broker	0.3
Tobacco	0.3
Retail-Apparel/Shoe	0.3
Import/Export	0.3
Containers-Paper/Plastic	0.3
Transport-Services	0.3
Transport-Rail	0.3
Oil Refining & Marketing	0.3
Retail-Auto Parts	0.3
Paper & Related Products	0.3
Broadcast Services/Program	0.3
Containers-Metal/Glass	0.3
Finance-Leasing Companies	0.3
Beverages-Non-alcoholic	0.2
Retail-Building Products	0.2
Diversified Minerals	0.2
Federal Home Loan Mtg. Corp.	0.2
Metal-Diversified	0.2
Hotels/Motels	0.2
Enterprise Software/Service	0.2
Rental Auto/Equipment	0.2
Insurance-Reinsurance	0.2
Computer Aided Design	0.2
Machinery-Electrical	0.2
Wireless Equipment	0.2
Industrial Automated/Robotic	0.2
Aerospace/Defense-Equipment	0.2
Auto-Heavy Duty Trucks	0.2
Audio/Video Products	0.2
Beverages-Wine/Spirits	0.2
Entertainment Software	0.2
Real Estate Operations & Development	0.2
Oil-Field Services	0.2
Multimedia	0.2
Electronic Components-Misc.	0.2
Agricultural Chemicals	0.2
Food-Retail	0.1
Gambling (Non-Hotel)	0.1
Computer Services	0.1
Gold Mining	0.1
Veterinary Diagnostics	0.1
Advertising Agencies	0.1
Software Tools	0.1
Chemicals-Specialty	0.1
Dialysis Centers	0.1
Casino Hotels	0.1
Diversified Operations	0.1
Steel-Producers	0.1
Food-Catering	0.1
Electronic Connectors	0.1
Commercial Services	0.1
Human Resources	0.1
Metal-Copper	0.1
Insurance-Mutual	0.1
Computer Software	0.1
Non-Hazardous Waste Disposal	0.1
Building-Residential/Commercial	0.1

445

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO PROFILE — July 31, 2019 — (unaudited) — (continued)

Industry Allocation* (continued)

Television	0.1%
Transport-Equipment & Leasing	0.1
Telecom Services	0.1
Investment Companies	0.1
Coal	0.1
Non-Ferrous Metals	0.1
Advertising Services	0.1
Satellite Telecom	0.1
Athletic Footwear	0.1
Coatings/Paint	0.1
Investment Management/Advisor Services	0.1
Uniform Mtg. Backed Securities	0.1
Electric Products-Misc.	0.1
Sovereign	0.1
Internet Security	0.1
Miscellaneous Manufacturing	0.1
Oil & Gas Drilling	0.1
Wire & Cable Products	0.1
Photo Equipment & Supplies	0.1
Cruise Lines	0.1
Retail-Drug Store	0.1
E-Marketing/Info	0.1
Brewery	0.1
Machinery-Construction & Mining	0.1
Building-Heavy Construction	0.1
Electric-Transmission	0.1

100.4%

Country Allocation*

United States	74.4%
Japan	4.4
United Kingdom	3.7
Switzerland	1.9
Canada	2.2
France	2.0
Cayman Islands	1.8
Netherlands	1.7
Germany	1.5
Australia	1.3
Ireland	1.2
Sweden	0.3
Norway	0.4
Singapore	0.4
Denmark	0.5
Italy	0.3
Taiwan	0.3
South Korea	0.3
Jersey	0.2
Hong Kong	0.3
China	0.2
Mexico	0.2
Luxembourg	0.1
Spain	0.1
Bermuda	0.1
Finland	0.1
SupraNational	0.1
Belgium	0.1
British Virgin Islands	0.1
New Zealand	0.1
Liberia	0.1

100.4%

*	Calculated as a percentage of net assets

446

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 57.8%
Advertising Agencies — 0.1%
WPP PLC	154,150	$1,814,841

Advertising Services — 0.1%
Stroeer SE & Co. KGaA	14,872	1,175,800

Aerospace/Defense — 1.4%
Boeing Co.	39,894	13,611,035
Meggitt PLC	318,345	2,302,006
Northrop Grumman Corp.	14,089	4,868,736
Spirit AeroSystems Holdings, Inc., Class A	4,362	335,176

		21,116,953

Aerospace/Defense-Equipment — 0.2%
L3Harris Technologies, Inc.	11,587	2,405,461
United Technologies Corp.	1,668	222,845

		2,628,306

Agricultural Biotech — 0.0%
Calyxt, Inc.†	257	2,388
Corteva, Inc.	9,191	271,134

		273,522

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	20,461	1,014,047
Incitec Pivot, Ltd.	8,492	20,169
Yara International ASA	831	39,000

		1,073,216

Agricultural Operations — 0.0%
Bunge, Ltd.	3,916	228,812

Airlines — 0.2%
Alaska Air Group, Inc.	7,081	448,652
Delta Air Lines, Inc.	16,889	1,030,904
United Airlines Holdings, Inc.†	19,225	1,766,970

		3,246,526

Apparel Manufacturers — 0.4%
Burberry Group PLC	63,245	1,725,349
Kering SA	3,118	1,610,634
Kontoor Brands, Inc.†	490	14,372
Moncler SpA	39,030	1,599,889
Samsonite International SA*	333,300	654,695
VF Corp.	8,510	743,689

		6,348,628

Applications Software — 3.0%
Intuit, Inc.	17,241	4,781,102
Microsoft Corp.	229,141	31,225,044
salesforce.com, Inc.†	34,586	5,343,537
ServiceNow, Inc.†	14,378	3,988,313

		45,337,996

Athletic Footwear — 0.1%
NIKE, Inc., Class B	14,690	1,263,781

Audio/Video Products — 0.2%
Panasonic Corp.	149,700	1,264,967
Sony Corp.	22,400	1,272,194

		2,537,161

Auto-Cars/Light Trucks — 0.4%
Ferrari NV	4,802	773,506
Honda Motor Co., Ltd.	30,500	756,327

Security Description	Shares	Value (Note 2)
Auto-Cars/Light Trucks (continued)
Suzuki Motor Corp.	32,300	$1,261,260
Toyota Motor Corp.	53,200	3,422,274

		6,213,367

Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	14,147	992,271

Auto/Truck Parts & Equipment-Original — 0.5%
Aisin Seiki Co., Ltd.	20,000	651,330
Aptiv PLC	23,646	2,072,572
Autoliv, Inc. SDR	15,421	1,110,718
Garrett Motion, Inc.†	807	11,435
Magna International, Inc.	52,860	2,665,201
Stanley Electric Co., Ltd.	35,900	886,742

		7,397,998

Banks-Commercial — 1.4%
ABN AMRO Group NV CVA*	79,747	1,580,005
Australia & New Zealand Banking Group, Ltd.	92,916	1,768,774
Commerzbank AG	48,670	332,451
Danske Bank A/S	63,092	935,200
DBS Group Holdings, Ltd.	106,400	2,033,481
DNB ASA	146,487	2,618,692
Erste Group Bank AG	15,573	556,950
First Republic Bank	5,142	510,909
ING Groep NV	198,996	2,208,634
Intesa Sanpaolo SpA	478,827	1,034,762
National Bank of Canada	39,500	1,911,850
Standard Chartered PLC	153,403	1,258,165
Sumitomo Mitsui Trust Holdings, Inc.	35,600	1,215,829
Svenska Handelsbanken AB, Class A	230,893	2,079,445
United Overseas Bank, Ltd.	61,600	1,181,021

		21,226,168

Banks-Fiduciary — 0.0%
State Street Corp.	4,476	260,011

Banks-Super Regional — 0.8%
Fifth Third Bancorp	98,538	2,925,593
KeyCorp	3,610	66,316
PNC Financial Services Group, Inc.	8,883	1,269,381
US Bancorp	6,293	359,645
Wells Fargo & Co.	141,723	6,860,810

		11,481,745

Beverages-Non-alcoholic — 0.2%
Coca-Cola Co.	19,476	1,025,022
Keurig Dr Pepper, Inc.	10,530	296,314
Monster Beverage Corp.†	7,013	452,128
PepsiCo, Inc.	14,289	1,826,277

		3,599,741

Beverages-Wine/Spirits — 0.2%
Constellation Brands, Inc., Class A	124	24,406
Diageo PLC	60,136	2,509,155

		2,533,561

Brewery — 0.1%
Kirin Holdings Co., Ltd.	40,900	888,759

Broadcast Services/Program — 0.1%
Fox Corp., Class A	1,771	66,094
Fox Corp., Class B	24,984	929,405

		995,499

447

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc.	4,294	$235,912

Building-Residential/Commercial — 0.1%
NVR, Inc.†	84	280,908
Persimmon PLC	50,504	1,230,302

		1,511,210

Cable/Satellite TV — 0.4%
Altice USA, Inc., Class A†	5,945	153,440
Charter Communications, Inc., Class A†	1,485	572,289
Comcast Corp., Class A	94,605	4,084,098
DISH Network Corp., Class A†	1,667	56,445
Liberty Broadband Corp., Class C†	7,496	745,927

		5,612,199

Casino Hotels — 0.1%
MGM Resorts International	11,920	357,838
Wynn Resorts, Ltd.	6,729	875,241

		1,233,079

Cellular Telecom — 0.2%
T-Mobile US, Inc.†	2,039	162,570
Telstra Corp., Ltd.	134,238	363,604
Vodafone Group PLC ADR	125,150	2,267,718

		2,793,892

Chemicals-Diversified — 0.7%
Asahi Kasei Corp.	168,400	1,713,541
BASF SE	25,500	1,703,870
Covestro AG*	23,675	1,074,736
Croda International PLC	1,037	59,006
Dow, Inc.	15,209	736,724
DuPont de Nemours, Inc.	30,872	2,227,724
Johnson Matthey PLC	41,481	1,616,788
Koninklijke DSM NV	509	62,988
Orion Engineered Carbons SA	615	11,980
PPG Industries, Inc.	3,862	453,360
Quaker Chemical Corp.	201	37,665
Symrise AG	357	33,072
Tosoh Corp.	17,300	242,041
Westlake Chemical Corp.	2,899	195,886

		10,169,381

Chemicals-Specialty — 0.1%
SGL Carbon AG†	909	6,179
Umicore SA	38,365	1,196,988
Victrex PLC	671	16,687

		1,219,854

Coatings/Paint — 0.1%
Akzo Nobel NV	446	42,071
RPM International, Inc.	4,813	326,466
Sherwin-Williams Co.	1,737	891,151

		1,259,688

Commercial Services — 0.1%
Cintas Corp.	1,255	326,852
CoStar Group, Inc.†	508	312,623
TechnoPro Holdings, Inc.	11,900	664,139

		1,303,614

Security Description	Shares	Value (Note 2)
Commercial Services-Finance — 0.8%
Automatic Data Processing, Inc.	1,227	$204,320
FleetCor Technologies, Inc.†	5,355	1,521,730
Global Payments, Inc.	23,839	4,003,045
IHS Markit, Ltd.†	2,606	167,878
Moody’s Corp.	411	88,094
PayPal Holdings, Inc.†	37,519	4,142,097
S&P Global, Inc.	6,628	1,623,529
Total System Services, Inc.	1,905	258,547
TransUnion	6,123	506,923

		12,516,163

Computer Aided Design — 0.2%
Synopsys, Inc.†	21,115	2,803,227

Computer Services — 0.1%
Accenture PLC, Class A	6,947	1,337,853
Cognizant Technology Solutions Corp., Class A	12,939	842,847

		2,180,700

Computer Software — 0.1%
Splunk, Inc.†	11,537	1,561,071
Zoom Video Communications, Inc., Class A†	517	49,379

		1,610,450

Computers — 0.5%
Apple, Inc.	33,472	7,130,875

Consumer Products-Misc. — 0.0%
Kimberly-Clark Corp.	5,254	712,705

Containers-Metal/Glass — 0.1%
Ball Corp.	26,162	1,870,060
Vidrala SA	269	24,391

		1,894,451

Containers-Paper/Plastic — 0.2%
Amcor, Ltd.	112,846	1,198,446
Packaging Corp. of America	15,653	1,580,483
Sealed Air Corp.	5,045	210,831

		2,989,760

Cosmetics & Toiletries — 0.8%
L’Oreal SA	9,698	2,593,176
Pola Orbis Holdings, Inc.	21,600	542,109
Procter & Gamble Co.	20,159	2,379,568
Unilever PLC	106,231	6,398,122

		11,912,975

Cruise Lines — 0.1%
Norwegian Cruise Line Holdings, Ltd.†	563	27,835
Royal Caribbean Cruises, Ltd.	7,854	913,734

		941,569

Data Processing/Management — 0.6%
DocuSign, Inc.†	1,170	60,512
Fidelity National Information Services, Inc.	43,942	5,855,330
Fiserv, Inc.†	27,560	2,905,651

		8,821,493

Dental Supplies & Equipment — 0.0%
Align Technology, Inc.†	833	174,164

448

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Diagnostic Equipment — 1.0%
Danaher Corp.	53,100	$7,460,550
Thermo Fisher Scientific, Inc.	28,161	7,819,746

		15,280,296

Dialysis Centers — 0.1%
Fresenius SE & Co. KGaA	38,502	1,944,247

Diamonds/Precious Stones — 0.0%
Alrosa PJSC	38,530	49,303

Disposable Medical Products — 0.0%
Teleflex, Inc.	2,069	702,922

Diversified Banking Institutions — 1.8%
Bank of America Corp.	275,937	8,465,747
Barclays PLC ADR	33,600	251,328
BNP Paribas SA	51,815	2,407,700
Citigroup, Inc.	33,004	2,348,565
Goldman Sachs Group, Inc.	687	151,229
JPMorgan Chase & Co.	40,590	4,708,440
Lloyds Banking Group PLC	2,518,348	1,631,096
Macquarie Group, Ltd.	21,579	1,885,550
Mitsubishi UFJ Financial Group, Inc.	415,500	2,053,931
Morgan Stanley	54,746	2,439,482

		26,343,068

Diversified Financial Services — 0.0%
ANT International Co., Ltd., Class C†(1)(2)	57,396	321,992

Diversified Manufacturing Operations — 0.8%
General Electric Co.	574,938	6,008,102
Illinois Tool Works, Inc.	2,588	399,147
Siemens AG	41,815	4,590,184
Textron, Inc.	10,375	511,488

		11,508,921

Diversified Minerals — 0.2%
Anglo American PLC	3,853	95,123
BHP Group PLC	84,611	2,020,385
BHP Group, Ltd.	41,476	1,145,680
Lundin Mining Corp.	8,751	42,369
Sumitomo Metal Mining Co., Ltd.	2,800	79,623
Teck Resources, Ltd., Class B	6,342	129,948

		3,513,128

Diversified Operations — 0.1%
CK Hutchison Holdings, Ltd.	196,000	1,833,692

E-Commerce/Products — 2.4%
Alibaba Group Holding, Ltd. ADR†	49,945	8,645,979
Amazon.com, Inc.†	14,228	26,560,546
ASOS PLC†	27,765	873,380

		36,079,905

E-Commerce/Services — 0.4%
Booking Holdings, Inc.†	2,569	4,846,701
Ctrip.com International, Ltd. ADR†	10,689	416,657
IAC/InterActiveCorp†	4,416	1,055,645

		6,319,003

E-Marketing/Info — 0.1%
CyberAgent, Inc.	22,200	896,618

Electric Products-Misc. — 0.1%
Legrand SA	15,932	1,123,115

Security Description	Shares	Value (Note 2)
Electric-Distribution — 0.5%
CenterPoint Energy, Inc.	17,747	$514,840
Sempra Energy	46,700	6,324,581

		6,839,421

Electric-Generation — 0.3%
E.ON SE	68,269	683,169
Electric Power Development Co., Ltd.	50,600	1,137,617
Engie SA	159,197	2,437,813

		4,258,599

Electric-Integrated — 1.2%
American Electric Power Co., Inc.	616	54,091
Edison International	32,839	2,447,819
Entergy Corp.	37,461	3,956,631
Evergy, Inc.	8,984	543,442
Eversource Energy	7,489	568,115
NextEra Energy, Inc.	37,147	7,695,744
Southern Co.	45,953	2,582,559
Xcel Energy, Inc.	800	47,688

		17,896,089

Electronic Components-Misc. — 0.2%
Murata Manufacturing Co., Ltd.	26,200	1,155,367
Omron Corp.	24,200	1,154,899

		2,310,266

Electronic Components-Semiconductors — 1.1%
Broadcom, Inc.	17,188	4,984,348
Hamamatsu Photonics KK	20,900	770,584
Marvell Technology Group, Ltd.	34,154	896,884
Microchip Technology, Inc.	8,527	805,120
Micron Technology, Inc.†	50,861	2,283,150
NVIDIA Corp.	9,669	1,631,354
Samsung Electronics Co., Ltd.	78,763	3,005,068
Texas Instruments, Inc.	8,254	1,031,833
Xilinx, Inc.	3,805	434,569

		15,842,910

Electronic Connectors — 0.1%
Amphenol Corp., Class A	10,660	994,791
TE Connectivity, Ltd.	7,517	694,571

		1,689,362

Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	8,828	612,751
Fortive Corp.	31,652	2,407,135
Keysight Technologies, Inc.†	23,845	2,134,604

		5,154,490

Electronic Security Devices — 0.0%
Resideo Technologies, Inc.†	1,326	25,008

Engineering/R&D Services — 0.0%
Fluor Corp.	700	22,757
Jacobs Engineering Group, Inc.	7,767	640,855

		663,612

Engines-Internal Combustion — 0.0%
Cummins, Inc.	1,133	185,812

449

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Enterprise Software/Service — 0.2%
Atlassian Corp. PLC, Class A†	1,722	$241,287
Oracle Corp.	10,505	591,431
Workday, Inc., Class A†	11,989	2,397,560

		3,230,278

Entertainment Software — 0.2%
Activision Blizzard, Inc.	8,689	423,502
Electronic Arts, Inc.†	21,351	1,974,967

		2,398,469

Finance-Auto Loans — 0.0%
Ally Financial, Inc.	10,332	340,026

Finance-Consumer Loans — 0.0%
Synchrony Financial	11,313	405,910

Finance-Credit Card — 1.3%
Capital One Financial Corp.	3,819	352,952
Mastercard, Inc., Class A	32,519	8,853,948
Visa, Inc., Class A	59,874	10,657,572

		19,864,472

Finance-Investment Banker/Broker — 0.3%
Charles Schwab Corp.	45,223	1,954,538
Close Brothers Group PLC	16,681	268,368
TD Ameritrade Holding Corp.	58,791	3,004,220

		5,227,126

Finance-Leasing Companies — 0.1%
Mitsubishi UFJ Lease & Finance Co., Ltd.	157,000	832,988

Finance-Other Services — 0.4%
Cboe Global Markets, Inc.	5,536	605,140
CME Group, Inc.	2,585	502,576
Intercontinental Exchange, Inc.	60,856	5,346,808

		6,454,524

Food-Catering — 0.1%
Compass Group PLC	68,063	1,715,645

Food-Meat Products — 0.5%
Tyson Foods, Inc., Class A	89,525	7,117,237

Food-Misc./Diversified — 1.1%
Cal-Maine Foods, Inc.	589	23,425
Campbell Soup Co.	6,565	271,397
Conagra Brands, Inc.	131,949	3,809,368
Kraft Heinz Co.	10,346	331,175
Mondelez International, Inc., Class A	19,591	1,047,923
Nestle SA	86,762	9,206,963
Wilmar International, Ltd.	490,600	1,419,248

		16,109,499

Food-Retail — 0.1%
Kroger Co.	9,550	202,078
Seven & i Holdings Co., Ltd.	53,500	1,819,247

		2,021,325

Forestry — 0.0%
West Fraser Timber Co., Ltd.	1,127	44,054

Garden Products — 0.0%
Toro Co.	572	41,653

Security Description	Shares	Value (Note 2)
Gas-Distribution — 0.3%
Atmos Energy Corp.	3,091	$337,043
Beijing Enterprises Holdings, Ltd.	157,000	769,136
National Grid PLC	144,996	1,490,278
NiSource, Inc.	70,738	2,100,211

		4,696,668

Gold Mining — 0.1%
Agnico Eagle Mines, Ltd.	1,900	99,261
Alamos Gold, Inc., Class A	1,445	9,481
AngloGold Ashanti, Ltd.	3,537	60,849
B2Gold Corp.†	3,353	10,696
Barrick Gold Corp.	14,641	237,952
Centamin PLC	16,861	26,254
Centerra Gold, Inc.†	783	6,253
Cia de Minas Buenaventura SAA ADR	2,600	39,624
Detour Gold Corp.†	567	8,661
Evolution Mining, Ltd.	10,041	33,627
Franco-Nevada Corp.	2,352	204,405
Gold Fields, Ltd.	7,053	36,179
Kinross Gold Corp.†	10,479	42,399
Kirkland Lake Gold, Ltd.	4,194	173,442
Newcrest Mining, Ltd.	6,297	150,375
Newmont Goldcorp Corp.	5,417	197,829
Newmont Goldcorp Corp.	1,591	57,996
Northern Star Resources, Ltd.	12,758	110,766
Osisko Gold Royalties, Ltd.	2,503	29,528
Regis Resources, Ltd.	8,541	31,719
Sandstorm Gold, Ltd.†	4,400	27,071
Saracen Mineral Holdings, Ltd.†	27,045	75,638
SEMAFO, Inc.†	13,269	53,185
Torex Gold Resources, Inc.†	1,700	21,897

		1,745,087

Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	2,753	126,528

Hotels/Motels — 0.2%
Hilton Worldwide Holdings, Inc.	16,039	1,548,565
Marriott International, Inc., Class A	13,301	1,849,637

		3,398,202

Human Resources — 0.1%
Recruit Holdings Co., Ltd.	48,300	1,643,695

Import/Export — 0.3%
Mitsubishi Corp.	66,600	1,790,987
Sumitomo Corp.	185,900	2,762,549

		4,553,536

Industrial Automated/Robotic — 0.2%
SMC Corp.	3,200	1,162,853
THK Co., Ltd.	60,200	1,516,828

		2,679,681

Industrial Gases — 0.6%
Air Liquide SA	13,344	1,841,622
Air Products & Chemicals, Inc.	11,676	2,665,281
Linde PLC	19,791	3,785,622

		8,292,525

Instruments-Controls — 0.5%
ABB, Ltd.	97,933	1,840,741
Honeywell International, Inc.	30,559	5,270,205

		7,110,946

450

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance Brokers — 0.5%
Marsh & McLennan Cos., Inc.	32,235	$3,184,818
Willis Towers Watson PLC	25,218	4,923,058

		8,107,876

Insurance-Life/Health — 0.8%
AIA Group, Ltd.	186,200	1,901,513
Aviva PLC	261,540	1,287,819
AXA Equitable Holdings, Inc.	39,555	889,196
Challenger, Ltd.	226,272	1,092,912
Prudential Financial, Inc.	5,479	555,078
Prudential PLC	142,787	2,944,824
Sun Life Financial, Inc.	62,797	2,609,325

		11,280,667

Insurance-Multi-line — 1.5%
AXA SA	119,326	3,015,900
Chubb, Ltd.	24,113	3,685,431
Direct Line Insurance Group PLC	409,075	1,599,838
Hartford Financial Services Group, Inc.	134,930	7,776,016
MetLife, Inc.	15,042	743,376
Ping An Insurance Group Co. of China, Ltd.	174,000	2,063,776
Storebrand ASA	225,757	1,524,391
Voya Financial, Inc.	7,481	420,208
Zurich Insurance Group AG	6,592	2,292,681

		23,121,617

Insurance-Property/Casualty — 0.5%
Berkshire Hathaway, Inc., Class B†	10,964	2,252,335
Fidelity National Financial, Inc.	2,740	117,491
PICC Property & Casualty Co., Ltd.	714,000	849,327
Progressive Corp.	6,340	513,413
RSA Insurance Group PLC	139,638	953,334
Tokio Marine Holdings, Inc.	48,000	2,547,914

		7,233,814

Insurance-Reinsurance — 0.2%
Muenchener Rueckversicherungs-Gesellschaft AG	12,047	2,904,240

Internet Content-Entertainment — 1.5%
Facebook, Inc., Class A†	92,157	17,899,654
Netflix, Inc.†	13,251	4,279,941
YY, Inc. ADR†	16,848	1,081,473

		23,261,068

Internet Content-Information/News — 0.4%
Tencent Holdings, Ltd.	130,000	6,080,150

Internet Security — 0.1%
Symantec Corp.	51,567	1,111,785

Investment Companies — 0.1%
Melrose Industries PLC	593,627	1,331,894

Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc.	3,075	447,443
Franklin Resources, Inc.	2,509	81,869
GAM Holding AG†	44,950	196,717
Raymond James Financial, Inc.	2,379	191,914

		917,943

Machinery-Construction & Mining — 0.0%
Epiroc AB, Class B	2,760	28,646
Sandvik AB	2,487	38,273

		66,919

Security Description	Shares	Value (Note 2)
Machinery-Electrical — 0.2%
Mitsubishi Electric Corp.	213,500	$2,790,074

Machinery-Farming — 0.0%
AGCO Corp.	326	25,102

Machinery-General Industrial — 0.3%
Roper Technologies, Inc.	10,339	3,759,777
Wabtec Corp.	5,078	394,459

		4,154,236

Machinery-Pumps — 0.0%
Flowserve Corp.	8,486	424,555
Weir Group PLC	1,373	24,865
Xylem, Inc.	619	49,699

		499,119

Medical Instruments — 0.8%
Alcon, Inc.†	12,896	745,891
Alcon, Inc.†	21,577	1,267,649
Boston Scientific Corp.†	39,997	1,698,272
Elekta AB, Series B	97,463	1,387,095
Intuitive Surgical, Inc.†	7,903	4,105,687
Medtronic PLC	33,599	3,425,082

		12,629,676

Medical Labs & Testing Services — 0.0%
Miraca Holdings, Inc.	5,400	122,264

Medical Products — 1.6%
Abbott Laboratories	12,887	1,122,458
Becton Dickinson and Co.	30,652	7,748,826
Cooper Cos., Inc.	403	135,972
GN Store Nord A/S	22,184	1,053,388
Hologic, Inc.†	6,947	356,034
Koninklijke Philips NV	104,529	4,901,990
Siemens Healthineers AG*	30,609	1,278,743
Stryker Corp.	31,561	6,620,866
Zimmer Biomet Holdings, Inc.	6,216	839,968

		24,058,245

Medical-Biomedical/Gene — 0.5%
Alexion Pharmaceuticals, Inc.†	12,364	1,400,718
Amgen, Inc.	3,472	647,806
Biogen, Inc.†	1,467	348,882
BioMarin Pharmaceutical, Inc.†	1,887	149,677
CSL, Ltd.	5,738	895,975
Gilead Sciences, Inc.	8,621	564,848
Incyte Corp.†	1,290	109,547
Regeneron Pharmaceuticals, Inc.†	243	74,057
Vertex Pharmaceuticals, Inc.†	20,496	3,415,043

		7,606,553

Medical-Drugs — 2.5%
AbbVie, Inc.	30,253	2,015,455
Allergan PLC	3,805	610,703
Ascendis Pharma A/S ADR†	4,000	463,040
Astellas Pharma, Inc.	234,900	3,338,568
Bayer AG	47,609	3,092,265
Eli Lilly & Co.	4,123	449,201
GlaxoSmithKline PLC ADR	67,305	2,778,350
Johnson & Johnson	26,225	3,415,019
Merck & Co., Inc.	35,045	2,908,385
Novartis AG	60,996	5,593,278
Novo Nordisk A/S, Class B	22,428	1,076,469

451

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Drugs (continued)
Pfizer, Inc.	99,761	$3,874,717
Roche Holding AG	18,928	5,068,059
Sanofi	33,034	2,756,314
Takeda Pharmaceutical Co., Ltd. ADR	37,350	657,360
Zoetis, Inc.	1,000	114,890

		38,212,073

Medical-HMO — 0.9%
Anthem, Inc.	14,867	4,379,967
Centene Corp.†	18,902	984,605
Humana, Inc.	171	50,744
UnitedHealth Group, Inc.	24,481	6,096,014
WellCare Health Plans, Inc.†	4,675	1,342,894

		12,854,224

Medical-Hospitals — 0.1%
HCA Healthcare, Inc.	7,357	982,233

Medical-Wholesale Drug Distribution — 0.0%
AmerisourceBergen Corp.	797	69,459
McKesson Corp.	2,279	316,667

		386,126

Metal-Aluminum — 0.0%
Alumina, Ltd.	42,232	67,156
Norsk Hydro ASA	11,727	40,032

		107,188

Metal-Copper — 0.1%
Antofagasta PLC	128,346	1,444,874
First Quantum Minerals, Ltd.	2,500	23,034
Freeport-McMoRan, Inc.	9,128	100,956
Southern Copper Corp.	1,763	63,098

		1,631,962

Metal-Diversified — 0.2%
Boliden AB	6,211	140,890
Glencore PLC	41,155	132,511
Mitsui Mining & Smelting Co., Ltd.	23,200	534,383
MMC Norilsk Nickel OJSC	369	85,113
Rio Tinto PLC	9,296	527,837
Rio Tinto, Ltd.	12,867	868,893
South32, Ltd.	410,615	880,188

		3,169,815

Metal-Iron — 0.0%
Fortescue Metals Group, Ltd.	11,014	61,817
Vale SA	18,719	244,315

		306,132

Miscellaneous Manufacturing — 0.1%
Knorr-Bremse AG	10,424	1,060,264

Multimedia — 0.2%
Walt Disney Co.	16,045	2,294,595

Networking Products — 0.6%
Cisco Systems, Inc.	123,778	6,857,301
Telefonaktiebolaget LM Ericsson, Class B	166,941	1,464,706

		8,322,007

Security Description	Shares	Value (Note 2)
Non-Ferrous Metals — 0.1%
Grupo Mexico SAB de CV, Class B	14,100	$34,581
Independence Group NL	337,314	1,235,081
Industrias Penoles SAB de CV	2,295	21,113

		1,290,775

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	8,403	744,926
Waste Connections, Inc.	5,835	529,351

		1,274,277

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	3,081	353,914

Oil Companies-Exploration & Production — 0.4%
Anadarko Petroleum Corp.	693	51,046
Cabot Oil & Gas Corp.	8,630	165,351
Cairn Energy PLC†	9,827	18,815
Centennial Resource Development, Inc., Class A†	2,737	16,285
Concho Resources, Inc.	10,925	1,067,154
ConocoPhillips	6,527	385,615
Continental Resources, Inc.	1,566	58,208
Devon Energy Corp.	1,717	46,359
Diamondback Energy, Inc.	904	93,501
Encana Corp.	2,777	12,691
EOG Resources, Inc.	14,393	1,235,639
Hess Corp.	3,611	234,137
Jagged Peak Energy, Inc.†	2,049	15,040
Kelt Exploration, Ltd.†	2,350	7,443
Kosmos Energy, Ltd.	5,750	34,558
Lundin Petroleum AB	1,425	44,739
Magnolia Oil & Gas Corp.†	1,400	15,652
Occidental Petroleum Corp.	49,206	2,527,220
Pioneer Natural Resources Co.	4,878	673,359
Seven Generations Energy, Ltd., Class A†	3,523	19,566
Venture Global LNG, Inc., Series C†(1)(2)	3	15,600
WPX Energy, Inc.†	2,561	26,737

		6,764,715

Oil Companies-Integrated — 1.1%
BP PLC	21,287	140,384
BP PLC ADR	33,963	1,349,690
Chevron Corp.	6,036	743,092
Equinor ASA	102,321	1,826,724
Exxon Mobil Corp.	36,376	2,704,919
Galp Energia SGPS SA	4,057	63,033
Royal Dutch Shell PLC, Class B ADR	46,170	2,930,410
Suncor Energy, Inc.	1,029	29,532
TOTAL SA	80,440	4,168,147
TOTAL SA ADR	47,562	2,460,858

		16,416,789

Oil Field Machinery & Equipment — 0.0%
Dril-Quip, Inc.†	506	26,626
Schoeller-Bleckmann Oilfield Equipment AG	130	10,315

		36,941

Oil Refining & Marketing — 0.1%
DCC PLC	18,542	1,557,690
Marathon Petroleum Corp.	10,019	564,971

452

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil Refining & Marketing (continued)
Phillips 66	420	$43,075
Valero Energy Corp.	600	51,150

		2,216,886

Oil-Field Services — 0.2%
Baker Hughes a GE Co., LLC	1,392	35,343
Halliburton Co.	24,102	554,346
Schlumberger, Ltd.	10,425	416,687
WorleyParsons, Ltd.	120,463	1,322,100

		2,328,476

Paper & Related Products — 0.2%
International Paper Co.	17,949	788,141
Mondi PLC	1,709	37,348
Stora Enso Oyj, Class R	139,216	1,602,514

		2,428,003

Pharmacy Services — 0.5%
Cigna Corp.	38,013	6,459,169
CVS Health Corp.	12,771	713,516

		7,172,685

Photo Equipment & Supplies — 0.1%
Largan Precision Co., Ltd.	7,000	947,649

Pipelines — 0.3%
Enbridge, Inc.	1,154	38,532
Plains GP Holdings LP, Class A	1,365	32,978
Targa Resources Corp.	31,251	1,215,977
TC Energy Corp.	68,595	3,358,411

		4,645,898

Platinum — 0.0%
Anglo American Platinum, Ltd.	923	54,812
Impala Platinum Holdings, Ltd.†	8,307	44,614

		99,426

Poultry — 0.0%
Sanderson Farms, Inc.	380	49,788

Power Converter/Supply Equipment — 0.0%
Schneider Electric SE	278	23,935

Precious Metals — 0.0%
Wheaton Precious Metals Corp.	2,587	67,625

Private Equity — 0.0%
KKR & Co, Inc. Class A	7,155	191,396

Real Estate Investment Trusts — 1.5%
Acadia Realty Trust	4,091	114,834
Alexander & Baldwin, Inc.	2,229	52,404
Alexandria Real Estate Equities, Inc.	1,073	157,044
Allied Properties Real Estate Investment Trust	1,150	42,635
American Campus Communities, Inc.	3,342	156,239
American Tower Corp.	2,648	560,370
AvalonBay Communities, Inc.	6,561	1,369,871
Boston Properties, Inc.	699	92,932
Camden Property Trust	1,609	166,869
Canadian Apartment Properties REIT	1,337	49,345
CapitaLand Commercial Trust	24,800	37,140
CapitaLand Mall Trust	31,600	60,126
Charter Hall Retail REIT	11,094	34,203

Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Concentradora Fibra Danhos SA de CV	22,910	$31,083
Crown Castle International Corp.	8,830	1,176,686
CubeSmart	4,750	161,262
CyrusOne, Inc.	402	23,075
Derwent London PLC	1,695	60,060
Dexus	4,413	39,493
Digital Realty Trust, Inc.	768	87,828
Douglas Emmett, Inc.	4,942	201,732
EastGroup Properties, Inc.	683	82,288
EPR Properties	93	6,922
Equinix, Inc.	205	102,931
Equity Residential	9,742	768,546
Essex Property Trust, Inc.	949	286,807
Federal Realty Investment Trust	1,037	136,894
First Industrial Realty Trust, Inc.	1,219	46,554
Gecina SA	448	68,118
Goodman Group	6,121	61,840
Great Portland Estates PLC	111,126	894,387
Healthcare Realty Trust, Inc.	5,212	166,680
Healthcare Trust of America, Inc., Class A	4,987	134,300
Highwoods Properties, Inc.	1,118	50,679
Hoshino Resorts REIT, Inc.	6	31,050
Host Hotels & Resorts, Inc.	4,601	80,011
Hudson Pacific Properties, Inc.	2,693	95,063
Inmobiliaria Colonial SA	5,229	58,521
JBG SMITH Properties	5,584	218,502
Kilroy Realty Corp.	1,241	98,610
Kimco Realty Corp.	2,333	44,817
Macerich Co.	4,319	142,743
Mitsui Fudosan Logistics Park, Inc.	19	68,695
National Retail Properties, Inc.	206	10,761
National Storage REIT	19,199	21,487
Nippon Accommodations Fund, Inc.	16	94,210
Nippon Prologis REIT, Inc.	24	57,729
Paramount Group, Inc.	2,747	37,991
Pebblebrook Hotel Trust	1,290	36,107
Prologis, Inc.	62,931	5,072,868
PS Business Parks, Inc.	361	63,175
Public Storage	11,281	2,738,576
Rayonier, Inc.	1,578	45,825
Realty Income Corp.	385	26,646
Regency Centers Corp.	5,566	371,252
Rexford Industrial Realty, Inc.	1,170	48,438
Scentre Group	395,659	1,076,646
Shaftesbury PLC	3,275	31,326
Simon Property Group, Inc.	2,852	462,594
SL Green Realty Corp.	4,391	356,022
Spirit Realty Capital, Inc.	101	4,456
Sunstone Hotel Investors, Inc.	7,883	104,134
Terreno Realty Corp.	2,754	134,560
Unibail-Rodamco-Westfield (Euronext Paris)	68	9,108
Unibail-Rodamco-Westfield (Euronext Amsterdam)	6,537	875,121
UNITE Group PLC	3,018	37,805
Urban Edge Properties	2,827	47,296
Ventas, Inc.	17,661	1,188,409
VEREIT, Inc.	1,235	11,263
Vornado Realty Trust	4,431	285,002
Weyerhaeuser Co.	16,605	421,933
WP Carey, Inc.	616	53,309

		22,044,238

453

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Management/Services — 0.0%
Hufvudstaden AB, Class A	3,998	$70,510
Mitsubishi Estate Co., Ltd.	4,000	73,172

		143,682

Real Estate Operations & Development — 0.2%
ADO Properties SA*	1,338	57,678
Grainger PLC	5,892	16,277
Hang Lung Properties, Ltd.	25,000	58,819
Hongkong Land Holdings, Ltd.	8,700	53,109
Hysan Development Co., Ltd.	12,000	57,246
Kojamo Oyj	3,759	52,826
Mitsui Fudosan Co., Ltd.	78,600	1,778,672
PSP Swiss Property AG	874	104,728
Shurgard Self Storage SA	900	31,200
Sun Hung Kai Properties, Ltd.	7,500	120,534

		2,331,089

Rental Auto/Equipment — 0.1%
Element Fleet Management Corp.	234,533	1,784,143

Retail-Apparel/Shoe — 0.3%
Burlington Stores, Inc.†	1,059	191,414
Ross Stores, Inc.	33,016	3,500,687
Zalando SE†*	21,138	973,417

		4,665,518

Retail-Auto Parts — 0.1%
AutoZone, Inc.†	324	363,865
O’Reilly Automotive, Inc.†	1,623	617,973

		981,838

Retail-Building Products — 0.2%
Home Depot, Inc.	7,852	1,677,894
Kingfisher PLC	504,530	1,357,364
Lowe’s Cos., Inc.	4,952	502,133

		3,537,391

Retail-Discount — 0.6%
Costco Wholesale Corp.	3,765	1,037,747
Dollar General Corp.	19,578	2,623,844
Dollar Tree, Inc.†	29,776	3,029,708
Walmart, Inc.	21,148	2,334,316

		9,025,615

Retail-Drug Store — 0.1%
Walgreens Boots Alliance, Inc.	2,410	131,321
Welcia Holdings Co., Ltd.	16,700	776,143

		907,464

Retail-Major Department Stores — 0.0%
TJX Cos., Inc.	8,209	447,883

Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	1,840	642,620

Retail-Restaurants — 0.6%
Darden Restaurants, Inc.	1,782	216,620
Domino’s Pizza, Inc.	394	96,345
McDonald’s Corp.	27,255	5,743,173
Restaurant Brands International, Inc.	11,860	874,082
Starbucks Corp.	5,075	480,552
Yum! Brands, Inc.	11,113	1,250,435

		8,661,207

Security Description	Shares	Value (Note 2)
Rubber-Tires — 0.0%
Sumitomo Rubber Industries, Ltd.	53,100	$579,888

Satellite Telecom — 0.1%
Eutelsat Communications SA	66,709	1,274,956

Semiconductor Components-Integrated Circuits — 0.9%
Analog Devices, Inc.	17,453	2,050,029
Maxim Integrated Products, Inc.	11,392	674,293
NXP Semiconductors NV	38,060	3,935,023
QUALCOMM, Inc.	45,165	3,304,271
Renesas Electronics Corp.†	100,400	588,109
Taiwan Semiconductor Manufacturing Co., Ltd.	427,000	3,530,211

		14,081,936

Semiconductor Equipment — 0.5%
Applied Materials, Inc.	30,415	1,501,588
ASML Holding NV(Borsa Italiana)	8,936	1,982,056
ASML Holding NV(NASDAQ)	5,545	1,235,481
KLA Corp	5,743	782,886
Lam Research Corp.	2,185	455,813
Tokyo Electron, Ltd.	10,000	1,697,755

		7,655,579

Shipbuilding — 0.0%
Wartsila Oyj Abp	2,819	35,330

Silver Mining — 0.0%
Fresnillo PLC	3,727	27,066

Software Tools — 0.1%
VMware, Inc., Class A	12,095	2,110,457

Steel Pipe & Tube — 0.0%
Tenaris SA	2,389	29,923
Valmont Industries, Inc.	102	14,035

		43,958

Steel-Producers — 0.0%
ArcelorMittal	4,936	78,587
BlueScope Steel, Ltd.	4,936	43,968
China Steel Corp.	76,000	58,588
Gerdau SA (Preference Shares)	6,075	21,888
JFE Holdings, Inc.	2,900	38,389
Nippon Steel Corp.	5,800	91,081
Nucor Corp.	1,768	96,144
POSCO	512	97,250
Steel Dynamics, Inc.	1,758	55,395
thyssenkrupp AG	2,711	35,003
voestalpine AG	605	16,019

		632,312

Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	6,862	185,411

Telephone-Integrated — 0.8%
AT&T, Inc.	38,541	1,312,321
KT Corp.	30,886	722,256
Nippon Telegraph & Telephone Corp.	105,400	4,757,019
SoftBank Group Corp.	25,000	1,266,797
Telecom Italia SpA (RSP)	1,236,077	654,942
Telefonica Deutschland Holding AG	439,733	1,109,152
Telefonica SA	146,895	1,121,153
Verizon Communications, Inc.	21,811	1,205,494

		12,149,134

454

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Tobacco — 0.2%
Altria Group, Inc.	16,961	$798,354
Philip Morris International, Inc.	29,837	2,494,672

		3,293,026

Tools-Hand Held — 0.0%
Snap-on, Inc.	1,246	190,152

Transport-Rail — 0.2%
Canadian Pacific Railway, Ltd.	3,487	831,963
Central Japan Railway Co.	7,500	1,505,501
CSX Corp.	204	14,361
Kansas City Southern	3,305	408,961
Norfolk Southern Corp.	198	37,842
Union Pacific Corp.	2,166	389,772

		3,188,400

Transport-Services — 0.3%
United Parcel Service, Inc., Class B	34,037	4,066,400

Transport-Truck — 0.0%
JB Hunt Transport Services, Inc.	5,917	605,723

Veterinary Diagnostics — 0.1%
Elanco Animal Health, Inc.†	61,235	2,018,306

Water — 0.0%
American Water Works Co., Inc.	4,195	481,502
Aqua America, Inc.	4,888	205,052

		686,554

Web Hosting/Design — 0.0%
VeriSign, Inc.†	1,295	273,362

Web Portals/ISP — 1.5%
Alphabet, Inc., Class A†	4,114	5,011,675
Alphabet, Inc., Class C†	12,234	14,884,863
Baidu, Inc. ADR†	5,808	648,753
NAVER Corp.	5,738	667,866
Yahoo Japan Corp.	225,300	659,038

		21,872,195

Wire & Cable Products — 0.1%
Prysmian SpA	50,994	1,049,965

Wireless Equipment — 0.2%
Motorola Solutions, Inc.	16,484	2,735,685

Total Common Stocks (cost $753,633,785)		869,361,398

CONVERTIBLE PREFERRED SECURITIES — 0.1%
Chemicals-Specialty — 0.0%
International Flavors & Fragrances, Inc.	278	14,948

E-Commerce/Services — 0.0%
Farmers Business Network, Inc., Series C(1)(2)	563	13,123

Electric-Distribution — 0.0%
Sempra Energy Series B 6.75%	1,663	184,552
Sempra Energy Series A 6.00%	3,033	337,148

		521,700

Electric-Integrated — 0.1%
NextEra Energy, Inc. 6.12%	12,635	834,794

Electronic Measurement Instruments — 0.0%
Fortive Corp. Series A 5.00%	238	232,505

Security Description	Shares/ Principal Amount	Value (Note 2)
Medical Products — 0.0%
Becton Dickinson and Co. Series A 6.13%	6,259	$385,867

Total Convertible Preferred Securities (cost $1,729,187)		2,002,937

PREFERRED SECURITIES — 0.0%
Pipelines — 0.0%
Crestwood Equity Partners LP 9.25% (cost $218,325)	23,000	217,120

ASSET BACKED SECURITIES — 2.0%
Diversified Financial Services — 2.0%
Allegro CLO III, Ltd. FRS Series 2015-1A, Class AR 3.12% (3 ML+0.84%) due 07/25/2027*(3)	$1,100,000	1,096,743
Ally Auto Receivables Trust Series 2016-1, Class C 2.29% due 06/15/2021	95,000	94,988
American Express Credit Account Master Trust FRS Series 2017-5, Class B 2.91% (1 ML+0.58%) due 02/18/2025	320,000	320,736
AmeriCredit Automobile Receivables Trust Series 2017-1, Class A3 1.87% due 08/18/2021	46,982	46,928
AmeriCredit Automobile Receivables Trust Series 2016-3, Class D 2.71% due 09/08/2022	475,000	476,577
Ascentium Equipment Receivables Trust Series 2016-2A, Class A3 1.65% due 05/10/2022*	45,488	45,459
Atrium Hotel Portfolio Trust FRS Series 2017-ATRM, Class A 3.26% (1 ML+0.93%) due 12/15/2036*(4)	680,000	679,993
Avis Budget Rental Car Funding AESOP LLC Series 2019-2A, Class B 3.55% due 09/22/2025*	425,000	436,171
BMW Vehicle Lease Trust Series 2017-2, Class A3 2.07% due 10/20/2020	161,859	161,720
Cantor Commercial Real Estate Lending VRS Series 2019-CF1, Class 65A 4.41% due 05/15/2052*(4)(6)	280,000	294,272
CarMax Auto Owner Trust Series 2016-1, Class A4 1.88% due 06/15/2021	10,000	9,975
CarMax Auto Owner Trust Series 2017-4, Class A3 2.11% due 10/17/2022	130,000	129,779
CD Commercial Mtg. Trust VRS Series 2016-CD2, Class A4 3.53% due 11/10/2049(4)(6)	520,000	550,903

455

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
CGGS Commercial Mtg. Trust FRS Series 2018-WSS, Class A 3.23% (1 ML+0.90%) due 02/15/2037*(4)	$705,000	$704,545
CIFC Funding, Ltd. FRS Series 2015-5A, Class A1R 3.14% (3 ML+0.86%) due 10/25/2027*(3)	660,000	657,440
Citigroup Commercial Mtg. Trust Series 2016-GC36, Class A5 3.62% due 02/10/2049(4)	250,000	265,375
Citigroup Commercial Mtg. Trust Series 2015-GC33, Class A4 3.78% due 09/10/2058(4)	50,000	53,415
CNH Equipment Trust Series 2016-C, Class A3 1.44% due 12/15/2021	57,434	57,195
CNH Equipment Trust Series 2016-A, Class A4 1.79% due 09/15/2021	25,000	24,892
CNH Equipment Trust Series 2017-C, Class A3 2.08% due 02/15/2023	260,000	259,557
COLT Mtg. Loan Trust VRS Series 2018-1, Class A1 2.93% due 02/25/2048*(5)(6)	110,417	110,353
COMM Mtg. Trust Series 2017-PANW, Class A 3.24% due 10/10/2029*(4)	645,000	664,528
COMM Mtg. Trust Series 2015-CR26, Class A4 3.63% due 10/10/2048(4)	345,000	366,076
COMM Mtg. Trust Series 2015-CR24, Class A6 3.70% due 08/10/2048(4)	250,000	266,155
COMM Mtg. Trust Series 2015-PC1, Class A5 3.90% due 07/10/2050(4)	165,000	176,501
CSAIL Commercial Mtg. Trust Series 2016-C6, Class A5 3.09% due 01/15/2049(4)	245,000	251,440
Deephaven Residential Mtg. Trust VRS Series 2018-1A, Class A1 2.98% due 12/25/2057*(5)(6)	195,682	195,611
Deephaven Residential Mtg. Trust VRS Series 2019-2A, Class A1 3.56% due 04/25/2059*(5)(6)	452,276	455,786
Discover Card Execution Note Trust Series 2016-A4, Class A4 1.39% due 03/15/2022	455,000	454,436
Driven Brands Funding LLC Series 2019-1A, Class A2 4.64% due 04/20/2049*	641,775	662,017
Driven Brands Funding LLC Series 2018-1A, Class A2 4.74% due 04/20/2048*	172,813	180,200
Elara HGV Timeshare Issuer Series 2017-A, Class A 2.69% due 03/25/2030*	132,712	132,946

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Enterprise Fleet Financing LLC Series 2017-1, Class A2 2.13% due 07/20/2022*	$53,227	$53,164
Galton Funding Mtg. Trust VRS Series 2018-1, Class A23 3.50% due 11/25/2057*(5)(6)	254,618	256,145
GM Financial Consumer Automobile Receivables Trust Series 2018-2, Class A3 2.81% due 12/16/2022	515,000	518,844
GMF Floorplan Owner Revolving Trust Series 2017-1, Class A1 2.22% due 01/18/2022*	390,000	389,616
GreatAmerica Leasing Receivables Funding LLC Series 2017-1, Class A3 2.06% due 06/22/2020*	51,867	51,823
GreatAmerica Leasing Receivables Funding LLC Series 2018-1, Class A3 2.60% due 06/15/2021*	110,000	110,145
GS Mtg. Securities Trust Series 2015-GC32, Class A4 3.76% due 07/10/2048(4)	25,000	26,686
GS Mtg. Securities Trust VRS Series 2018-GS9, Class A4 3.99% due 03/10/2051(4)(6)	275,000	300,775
Hardee’s Funding LLC Series 2018-1A, Class A2I 4.25% due 06/20/2048*	228,275	232,297
Hardee’s Funding LLC Series 2018-1A, Class A2II 4.96% due 06/20/2048*	565,725	597,338
Homeward Opportunities Fund Trust VRS Series 2018-1, Class A1 3.77% due 06/25/2048*(5)(6)	333,485	337,842
Huntington Auto Trust Series 2016-1, Class A3 1.59% due 11/16/2020	12,930	12,925
Hyundai Auto Receivables Trust Series 2018-A, Class A3 2.79% due 07/15/2022	260,000	261,544
Jimmy Johns Funding LLC Series 2017-1A, Class A2I 3.61% due 07/30/2047*	230,300	232,156
JPMCC Commercial Mtg. Securities Trust Series 2017-JP5, Class A5 3.72% due 03/15/2050(4)	910,000	975,362
JPMDB Commercial Mtg. Securities Trust Series 2016-C2, Class A4 3.14% due 06/15/2049(4)	50,000	51,638
Mill City Mtg. Loan Trust VRS Series 2016-1, Class A1 2.50% due 04/25/2057*(6)	43,667	43,468
Mill City Mtg. Loan Trust VRS Series 2017-2, Class A1 2.75% due 07/25/2059*(6)	173,181	173,694

456

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Mill City Mtg. Loan Trust VRS Series 2018-1, Class A1 3.25% due 05/25/2062*(6)	$440,668	$445,535
MMAF Equipment Finance LLC Series 2016-AA, Class A4 1.76% due 01/17/2023*	100,000	99,327
MMAF Equipment Finance LLC Series 2017-B, Class A3 2.21% due 10/17/2022*	380,000	379,169
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30, Class A5 2.86% due 09/15/2049(4)	110,000	111,476
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A5 3.64% due 10/15/2048(4)	250,000	264,969
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17, Class A5 3.74% due 08/15/2047(4)	115,000	121,541
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27, Class AS 4.07% due 12/15/2047(4)	410,000	436,768
Navient Private Education Refi Loan Trust Series 2019-CA, Class A2 3.13% due 02/15/2068*	625,000	637,686
New Orleans Hotel Trust FRS Series 2019-HNLA, Class C 3.91% (1 ML+1.59%) due 04/15/2032*(4)	280,000	280,599
Octagon Investment Partners XXIII, Ltd. FRS Series 2015-1A, Class A1-R 3.15% (3 ML+ 0.85%) due 07/15/2027*(3)	365,000	364,203
OZLM, Ltd. FRS Series 2014-8A, Class A1RR 3.47% (3 ML+1.17%) due 10/17/2029*(3)	595,000	594,064
Planet Fitness Master Issuer LLC Series 2018-1A, Class A2I 4.26% due 09/05/2048*	977,613	1,004,321
RETL FRS Series 2019-RVP, Class A 3.48% (1 ML+1.15%) due 03/15/2036*(4)	256,182	256,983
Santander Drive Auto Receivables Trust Series 2018-2, Class A4 3.03% due 09/15/2022	355,000	356,012
Santander Retail Auto Lease Trust Series 2019-A, Class A3 2.77% due 06/20/2022*	445,000	448,868
Sequoia Mtg. Trust VRS Series 2018-CH1, Class A11 3.50% due 02/25/2048*(5)(6)	369,053	375,577
Sequoia Mtg. Trust VRS Series 2018-CH2, Class A3 4.00% due 06/25/2048*(5)(6)	666,118	682,022

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Sequoia Mtg. Trust VRS Series 2018-CH4, Class A11 4.00% due 10/25/2048*(5)(6)	$793,692	$809,289
SLM Student Loan Trust FRS Series 2007-7, Class A4 2.61% (3 ML+0.33%) due 01/25/2022	727,477	712,852
SLM Student Loan Trust FRS Series 2010-1, Class A 2.67% (1 ML+0.40%) due 03/25/2025	266,078	258,278
SLM Student Loan Trust FRS Series 2008-9, Class A 3.78% (3 ML+1.50%) due 04/25/2023	60,719	61,435
SLM Student Loan Trust FRS Series 2008-5, Class A4 3.98% (3 ML+1.70%) due 07/25/2023	60,354	61,258
Sonic Capital LLC Series 2018-1A, Class A2 4.03% due 02/20/2048*	69,533	71,115
Starwood Mtg. Residential Trust VRS Series 2019-IMC1, Class A1 3.47% due 02/25/2049*(5)(6)	384,986	389,620
Synchrony Credit Card Master Note Trust Series 2017-2, Class A 2.62% due 10/15/2025	275,000	277,868
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(6)	71,066	70,710
Towd Point Mtg. Trust VRS Series 2016-1, Class A1B 2.75% due 02/25/2055*(6)	32,001	31,956
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(6)	48,855	48,972
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(6)	167,538	168,154
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(6)	1,069,917	1,069,711
Towd Point Mtg. Trust VRS Series 2017-3, Class A1 2.75% due 07/25/2057*(6)	324,196	323,873
Towd Point Mtg. Trust VRS Series 2017-6, Class A1 2.75% due 10/25/2057*(6)	608,682	609,836
Towd Point Mtg. Trust VRS Series 2018-1, Class A1 3.00% due 01/25/2058*(6)	174,946	175,701
Verus Securitization Trust VRS Series 2019-INV1, Class A1 3.40% due 12/25/2059*(5)(6)	291,256	293,515
Verus Securitization Trust VRS Series 2018-INV1, Class A1 3.63% due 03/25/2058*(5)(6)	304,657	306,506
Volvo Financial Equipment LLC Series 2017-1A, Class A3 1.92% due 03/15/2021*	74,220	74,046

457

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Wells Fargo Commercial Mtg. Trust Series 2016-C34, Class A4 3.10% due 06/15/2049(4)	$120,000	$123,512
Wendys Funding LLC Series 2018-1A, Class A2I 3.57% due 03/15/2048*	246,250	248,122
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(4)	25,000	26,657
World Omni Auto Receivables Trust Series 2016-A, Class A3 1.77% due 09/15/2021	25,088	25,048
World Omni Auto Receivables Trust Series 2018-A, Class A2 2.19% due 05/17/2021	115,815	115,772
World Omni Auto Receivables Trust Series 2017-B, Class B 2.37% due 05/15/2024	710,000	709,696
Worldwide Plaza Trust Series 2017-WWP, Class A 3.53% due 11/10/2036*(4)	640,000	675,626

Total Asset Backed Securities (cost $29,225,199)		29,506,422

U.S. CORPORATE BONDS & NOTES — 9.4%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/2022	175,000	180,049
Omnicom Group, Inc. Senior Notes 3.60% due 04/15/2026	40,000	41,324
Omnicom Group, Inc. Senior Notes 3.65% due 11/01/2024	75,000	78,188

		299,561

Advertising Sales — 0.0%
Outfront Media Capital LLC/Outfront Media Capital Corp. Senior Notes 5.00% due 08/15/2027*	465,000	471,975

Aerospace/Defense — 0.2%
General Dynamics Corp. Company Guar. Notes 2.88% due 05/11/2020	990,000	995,579
Lockheed Martin Corp. Senior Notes 3.55% due 01/15/2026	400,000	426,513
Lockheed Martin Corp. Senior Notes 4.50% due 05/15/2036	200,000	231,611
Rockwell Collins, Inc. Senior Notes 3.20% due 03/15/2024	665,000	684,277

		2,337,980

Agricultural Chemicals — 0.0%
CVR Partners LP/CVR Nitrogen Finance Corp. Sec. Notes 9.25% due 06/15/2023*	365,000	379,600

Security Description	Principal Amount	Value (Note 2)
Airlines — 0.2%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.65% due 12/15/2029	$114,010	$116,849
American Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 3.70% due 04/01/2028	120,307	125,023
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1B, Class B 4.95% due 08/15/2026	445,254	463,806
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class B 5.25% due 07/15/2025	389,176	409,142
Delta Air Lines, Inc. Senior Notes 2.88% due 03/13/2020	780,000	780,128
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.10% due 04/07/2030	359,076	356,957
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class A 3.45% due 01/07/2030	169,949	173,256
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 4.15% due 02/25/2033	395,000	423,940

		2,849,101

Applications Software — 0.1%
Microsoft Corp. Senior Notes 1.85% due 02/06/2020	900,000	898,192
Microsoft Corp. Senior Notes 4.20% due 11/03/2035	150,000	172,884

		1,071,076

Auto-Cars/Light Trucks — 0.4%
BMW US Capital LLC Company Guar. Notes 1.45% due 09/13/2019*	250,000	249,723
BMW US Capital LLC Company Guar. Notes 3.25% due 08/14/2020*	850,000	856,275
Daimler Finance North America LLC Company Guar. Notes 2.30% due 02/12/2021*	575,000	572,432
General Motors Co. Senior Notes 4.00% due 04/01/2025	550,000	560,249
General Motors Financial Co., Inc. Company Guar. Notes 3.15% due 01/15/2020	50,000	50,075
General Motors Financial Co., Inc. Senior Notes 3.55% due 07/08/2022	810,000	822,758
Hyundai Capital America Senior Notes 3.45% due 03/12/2021*	890,000	900,042

458

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks (continued)
Toyota Motor Credit Corp. Senior Notes 2.95% due 04/13/2021	$750,000	$759,286
Volkswagen Group of America Finance LLC Company Guar. Notes 4.00% due 11/12/2021*	805,000	829,951

		5,600,791

Auto-Heavy Duty Trucks — 0.1%
PACCAR Financial Corp. Senior Notes 1.95% due 02/27/2020	430,000	428,883
PACCAR Financial Corp. Senior Notes 3.10% due 05/10/2021	625,000	634,101

		1,062,984

Banks-Commercial — 0.3%
Capital One NA Senior Notes 1.85% due 09/13/2019	350,000	349,714
Capital One NA Senior Notes 2.35% due 01/31/2020	600,000	599,460
Citizens Bank NA Senior Bonds 2.25% due 03/02/2020	500,000	499,167
Citizens Bank NA Senior Notes 2.55% due 05/13/2021	250,000	250,302
Citizens Financial Group, Inc. Senior Notes 2.38% due 07/28/2021	40,000	39,838
Fifth Third Bank Senior Notes 3.35% due 07/26/2021	805,000	820,586
KeyBank NA Senior Notes 1.60% due 08/22/2019	250,000	249,876
KeyBank NA Senior Notes 3.35% due 06/15/2021	770,000	783,965
Manufacturers & Traders Trust Co. Sub. Notes 3.40% due 08/17/2027	250,000	263,993
PNC Bank NA Senior Notes 3.50% due 06/08/2023	380,000	395,843
SunTrust Bank Senior Notes 3.50% due 08/02/2022	840,000	855,218

		5,107,962

Banks-Fiduciary — 0.0%
State Street Corp. Senior Notes 1.95% due 05/19/2021	250,000	248,755

Banks-Super Regional — 0.3%
Citibank NA Senior Notes 2.13% due 10/20/2020	650,000	648,804

Security Description	Principal Amount	Value (Note 2)
Banks-Super Regional (continued)
Citibank NA Senior Notes 3.40% due 07/23/2021	$600,000	$611,615
PNC Funding Corp. Senior Notes 3.30% due 03/08/2022	545,000	558,365
Wells Fargo & Co. Senior Notes 2.50% due 03/04/2021	975,000	978,330
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	765,000	776,190
Wells Fargo Bank NA Senior Notes 3.33% due 07/23/2021	600,000	605,031

		4,178,335

Beverages-Non-alcoholic — 0.0%
Dr Pepper Snapple Group, Inc. Company Guar. Notes 2.55% due 09/15/2026	140,000	134,908
Keurig Dr Pepper, Inc. Company Guar. Notes 3.55% due 05/25/2021	390,000	397,218

		532,126

Broadcast Services/Program — 0.2%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 9.25% due 02/15/2024*	1,075,000	1,166,375
Diamond Sports Group LLC/Diamond Sports Finance Co. Senior Sec. Notes 5.38% due 08/15/2026*	245,000	248,981
Diamond Sports Group LLC/Diamond Sports Finance Co. Senior Notes 6.63% due 08/15/2027*	540,000	551,813
iHeartCommunications, Inc. Company Guar. Notes 8.38% due 05/01/2027	372,522	392,079

		2,359,248

Building & Construction Products-Misc. — 0.0%
CPG Merger Sub LLC Company Guar. Notes 8.00% due 10/01/2021*	200,000	200,000

Building Products-Cement — 0.0%
Martin Marietta Materials, Inc. Senior Notes 4.25% due 07/02/2024	11,000	11,658
Vulcan Materials Co. Senior Notes 4.50% due 06/15/2047	130,000	128,636

		140,294

Building-Heavy Construction — 0.1%
New Enterprise Stone & Lime Co., Inc. Senior Notes 10.13% due 04/01/2022*	630,000	644,962

459

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Building-Mobile Home/Manufactured Housing — 0.0%
Williams Scotsman International, Inc. Senior Sec. Notes 6.88% due 08/15/2023*	$540,000	$565,650

Cable/Satellite TV — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	908,000	956,542
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.50% due 02/01/2024	1,225,000	1,299,847
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025	1,000,000	1,076,287
CSC Holdings LLC Senior Notes 7.75% due 07/15/2025*	550,000	591,250
GCI LLC Senior Notes 6.63% due 06/15/2024*	395,000	420,675
GCI LLC Senior Notes 6.88% due 04/15/2025	450,000	473,063
Radiate Holdco LLC/Radiate Finance, Inc. Senior Notes 6.63% due 02/15/2025*	780,000	770,250
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	480,000	562,051

		6,149,965

Casino Hotels — 0.0%
MGM Resorts International Company Guar. Notes 5.75% due 06/15/2025	220,000	237,809

Cellular Telecom — 0.0%
Crown Castle Towers LLC Senior Sec. Notes 3.72% due 07/15/2043*	195,000	200,525

Chemicals-Diversified — 0.1%
Dow Chemical Co. Senior Notes 3.15% due 05/15/2024*	295,000	301,177
Hexion, Inc. Company Guar. Notes 7.88% due 07/15/2027*	475,000	470,250

		771,427

Chemicals-Specialty — 0.0%
Kraton Polymers LLC/Kraton Polymers Capital Corp. Company Guar. Notes 7.00% due 04/15/2025*	445,000	451,675

Coal — 0.1%
Peabody Energy Corp. Senior Sec. Notes 6.38% due 03/31/2025*	810,000	834,300

Security Description	Principal Amount	Value (Note 2)
Coal (continued)
Warrior Met Coal, Inc. Senior Sec. Notes 8.00% due 11/01/2024*	$445,000	$465,014

		1,299,314

Commercial Services — 0.0%
Weight Watchers International, Inc. Company Guar. Notes 8.63% due 12/01/2025*	380,000	369,048

Computers — 0.1%
Apple, Inc. Senior Notes 1.10% due 08/02/2019	250,000	250,000
Apple, Inc. Senior Notes 1.90% due 02/07/2020	400,000	398,981
Apple, Inc. Senior Notes 3.25% due 02/23/2026	265,000	277,111
Hewlett Packard Enterprise Co. Senior Notes 2.10% due 10/04/2019*	350,000	349,647

		1,275,739

Computers-Integrated Systems — 0.0%
NCR Corp. Company Guar. Notes 6.38% due 12/15/2023	510,000	523,780

Containers-Paper/Plastic — 0.1%
Berry Global Escrow Corp. Senior Sec. Notes 4.88% due 07/15/2026*	380,000	395,200
Berry Global Escrow Corp. Sec. Notes 5.63% due 07/15/2027*	420,000	441,525
Flex Acquisition Co., Inc. Senior Notes 6.88% due 01/15/2025*	335,000	297,313
Packaging Corp. of America Senior Notes 2.45% due 12/15/2020	385,000	384,763

		1,518,801

Data Processing/Management — 0.0%
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	555,000	608,155

Diagnostic Equipment — 0.1%
Ortho-Clinical Diagnostics, Inc. Senior Notes 6.63% due 05/15/2022*	460,000	448,500
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	300,000	303,435
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	70,000	71,418

		823,353

460

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions — 0.7%
Bank of America Corp. FRS Senior Notes 3.00% (3 ML+0.65%) due 06/25/2022	$850,000	$853,437
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	800,000	822,859
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	150,000	156,688
Bank of America Corp. Sub. Notes 4.45% due 03/03/2026	350,000	376,999
Citigroup, Inc. Senior Notes 2.35% due 08/02/2021	250,000	249,843
Citigroup, Inc. Senior Notes 2.90% due 12/08/2021	500,000	505,641
Citigroup, Inc. Senior Notes 3.89% due 01/10/2028	505,000	533,802
Citigroup, Inc. Sub. Notes 4.60% due 03/09/2026	175,000	189,061
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	500,000	498,168
Goldman Sachs Group, Inc. Senior Notes 3.00% due 04/26/2022	980,000	987,850
Goldman Sachs Group, Inc. Senior Notes 3.75% due 05/22/2025	125,000	130,558
JPMorgan Chase & Co. Senior Notes 2.55% due 03/01/2021	140,000	140,390
JPMorgan Chase & Co. Senior Notes 2.78% due 04/25/2023	500,000	502,876
JPMorgan Chase & Co. Senior Notes 3.13% due 01/23/2025	1,140,000	1,168,568
JPMorgan Chase & Co. Senior Notes 3.20% due 06/15/2026	200,000	206,248
JPMorgan Chase & Co. Senior Notes 3.78% due 02/01/2028	445,000	472,911
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038	545,000	580,777
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	25,000	27,240
Morgan Stanley Senior Notes 3.13% due 07/27/2026	550,000	557,681
Morgan Stanley Senior Notes 3.97% due 07/22/2038	970,000	1,029,759

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	$795,000	$833,514
Morgan Stanley Senior Notes 4.30% due 01/27/2045	25,000	27,766

		10,852,636

Diversified Financial Services — 0.0%
CNG Holdings, Inc. Senior Sec. Notes 12.50% due 06/15/2024*	245,000	241,938

Diversified Manufacturing Operations — 0.0%
General Electric Capital Corp. Senior Notes 2.20% due 01/09/2020	150,000	149,885
General Electric Capital Corp. Senior Notes 3.15% due 09/07/2022	100,000	101,332

		251,217

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	245,000	250,957
Amazon.com, Inc. Senior Notes 3.30% due 12/05/2021	50,000	51,353
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	385,000	426,353
Amazon.com, Inc. Senior Notes 5.20% due 12/03/2025	405,000	470,497

		1,199,160

E-Commerce/Services — 0.1%
Priceline Group, Inc. Senior Notes 3.60% due 06/01/2026	850,000	892,705

Electric-Distribution — 0.1%
National Rural Utilities Cooperative Finance Corp. Senior Notes 2.90% due 03/15/2021	900,000	910,467
Sempra Energy Senior Notes 2.40% due 02/01/2020	1,005,000	1,003,970

		1,914,437

Electric-Generation — 0.1%
Vistra Operations Co. LLC Senior Sec. Notes 3.55% due 07/15/2024*	425,000	427,939
Vistra Operations Co. LLC Company Guar. Notes 5.50% due 09/01/2026*	559,000	585,553

		1,013,492

Electric-Integrated — 0.5%
Alabama Power Co. Senior Notes 3.75% due 03/01/2045	170,000	177,601

461

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
CMS Energy Corp. Senior Notes 3.00% due 05/15/2026	$195,000	$196,695
Dominion Energy, Inc. Junior Sub. Notes 2.58% due 07/01/2020	160,000	160,015
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	45,000	44,539
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	40,000	39,790
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	225,000	232,686
Eversource Energy Senior Notes 3.30% due 01/15/2028	170,000	174,444
Exelon Corp. Senior Notes 3.40% due 04/15/2026	245,000	253,808
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	120,000	120,138
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	410,000	566,391
FirstEnergy Transmission LLC Senior Notes 4.35% due 01/15/2025*	550,000	590,605
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	900,000	895,483
Ohio Power Co. Senior Notes 5.38% due 10/01/2021	450,000	478,502
Ohio Power Co. Senior Notes 6.60% due 03/01/2033	255,000	343,970
Pacific Gas & Electric Co. Senior Notes 3.95% due 12/01/2047(16)	347,000	314,902
Pacific Gas & Electric Co. Senior Notes 4.00% due 12/01/2046(16)	266,000	244,720
San Diego Gas & Electric Co. 1st Mtg. Notes 4.10% due 06/15/2049	805,000	855,305
Talen Energy Supply LLC Senior Sec. Notes 7.25% due 05/15/2027*	462,000	456,049
Virginia Electric & Power Co. Senior Notes 2.88% due 07/15/2029	400,000	402,997
Virginia Electric & Power Co. Senior Notes 4.00% due 01/15/2043	400,000	428,243

		6,976,883

Electric-Transmission — 0.1%
ITC Holdings Corp. Senior Notes 2.70% due 11/15/2022	640,000	641,843

Security Description	Principal Amount	Value (Note 2)
Electronic Components-Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.00% due 01/15/2022	$800,000	$803,121
Microchip Technology, Inc. Senior Sec. Notes 3.92% due 06/01/2021	190,000	193,275
Micron Technology, Inc. Senior Notes 4.19% due 02/15/2027	475,000	480,901

		1,477,297

Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc. Senior Notes 3.88% due 07/15/2023	75,000	78,514
Keysight Technologies, Inc. Senior Notes 3.30% due 10/30/2019	450,000	450,259

		528,773

Finance-Credit Card — 0.2%
American Express Co. Senior Notes 3.70% due 11/05/2021	425,000	437,487
American Express Credit Corp. Senior Notes 2.20% due 03/03/2020	825,000	824,149
Discover Financial Services Senior Notes 3.75% due 03/04/2025	600,000	624,356
Discover Financial Services Senior Notes 3.85% due 11/21/2022	380,000	394,516
Visa, Inc. Senior Notes 2.15% due 09/15/2022	740,000	740,883
Visa, Inc. Senior Notes 4.15% due 12/14/2035	90,000	104,721

		3,126,112

Finance-Investment Banker/Broker — 0.0%
AG Merger Sub II, Inc. Senior Notes 10.75% due 08/01/2027*	50,000	48,070

Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 2.50% due 03/01/2021	365,000	365,008
Air Lease Corp. Senior Notes 3.63% due 04/01/2027	535,000	545,504

		910,512

Finance-Other Services — 0.0%
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	45,000	45,211

Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 4.00% due 06/15/2023	600,000	627,513

462

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Food-Retail — 0.0%
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC Company Guar. Notes 7.50% due 03/15/2026*	$430,000	$473,806

Gambling (Non-Hotel) — 0.1%
Caesars Resort Collection LLC/CRC Finco, Inc. Company Guar. Notes 5.25% due 10/15/2025*	975,000	972,855
Twin River Worldwide Holdings, Inc. Senior Notes 6.75% due 06/01/2027*	460,000	479,550

		1,452,405

Gas-Distribution — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.50% due 05/20/2025	460,000	483,000
NiSource, Inc. Senior Notes 3.49% due 05/15/2027	620,000	642,738
NiSource, Inc. Senior Notes 3.95% due 03/30/2048	425,000	434,333

		1,560,071

Gold Mining — 0.0%
Newmont Goldcorp Corp. Company Guar. Notes 3.63% due 06/09/2021*	424,000	430,639

Hazardous Waste Disposal — 0.0%
Stericycle, Inc. Company Guar. Notes 5.38% due 07/15/2024*	225,000	234,977

Insurance Brokers — 0.1%
HUB International, Ltd. Senior Notes 7.00% due 05/01/2026*	485,000	493,182
Marsh & McLennan Cos., Inc. Senior Notes 3.30% due 03/14/2023	110,000	112,965
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	395,000	408,455
Willis North America, Inc. Company Guar. Notes 4.50% due 09/15/2028	430,000	466,452

		1,481,054

Insurance-Life/Health — 0.3%
Aflac, Inc. Senior Notes 4.00% due 10/15/2046	540,000	574,550
Lincoln National Corp. Senior Notes 3.80% due 03/01/2028	795,000	836,043
Pricoa Global Funding I Sec. Notes 1.45% due 09/13/2019*	225,000	224,749

Security Description	Principal Amount	Value (Note 2)
Insurance-Life/Health (continued)
Pricoa Global Funding I Sec. Notes 2.45% due 09/21/2022*	$700,000	$700,878
Principal Financial Group, Inc. Company Guar. Notes 3.40% due 05/15/2025	375,000	390,499
Principal Financial Group, Inc. Company Guar. Notes 3.70% due 05/15/2029	320,000	337,612
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	1,000,000	1,097,979
Unum Group Senior Notes 3.00% due 05/15/2021	55,000	55,305

		4,217,615

Insurance-Multi-line — 0.1%
Acrisure LLC/Acrisure Finance, Inc. Senior Sec. Notes 8.13% due 02/15/2024*	545,000	581,842
Metropolitan Life Global Funding I Sec. Notes 2.05% due 06/12/2020*	240,000	239,498
Metropolitan Life Global Funding I Sec. Notes 3.45% due 10/09/2021*	610,000	624,225
Voya Financial, Inc. Company Guar. Notes 3.13% due 07/15/2024	575,000	583,870

		2,029,435

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	115,000	121,280
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	510,000	572,008
MassMutual Global Funding II Sec. Notes 1.95% due 09/22/2020*	630,000	628,306
New York Life Global Funding Sec. Notes 1.50% due 10/24/2019*	305,000	304,373

		1,625,967

Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 4.35% due 11/03/2045	75,000	88,712
AssuredPartners, Inc. Senior Notes 7.00% due 08/15/2025*	185,000	184,075
Berkshire Hathaway, Inc. Senior Notes 2.75% due 03/15/2023	200,000	203,851
GTCR AP Finance, Inc. Senior Notes 8.00% due 05/15/2027*	275,000	281,188

		757,826

463

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Investment Management/Advisor Services — 0.0%
Ameriprise Financial, Inc. Senior Notes 2.88% due 09/15/2026	$285,000	$287,391
Raymond James Financial, Inc. Senior Notes 3.63% due 09/15/2026	30,000	31,154

		318,545

Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp. Senior Notes 3.15% due 09/07/2021	630,000	642,770

Machinery-Farming — 0.0%
John Deere Capital Corp. Senior Notes 2.35% due 01/08/2021	525,000	526,694

Machinery-General Industrial — 0.1%
Roper Technologies, Inc. Senior Notes 3.00% due 12/15/2020	120,000	120,704
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	745,000	782,887
Wabtec Corp. Company Guar. Notes 3.45% due 11/15/2026	405,000	403,922

		1,307,513

Machinery-Material Handling — 0.0%
Cloud Crane LLC Sec. Notes 10.13% due 08/01/2024*	355,000	379,850

Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	795,000	840,558
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	22,000	27,324

		867,882

Medical Products — 0.1%
Abbott Laboratories Senior Notes 3.40% due 11/30/2023	207,000	215,407
Abbott Laboratories Senior Notes 4.75% due 11/30/2036	395,000	474,418
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	414,000	433,494

		1,123,319

Medical-Biomedical/Gene — 0.1%
Baxalta, Inc. Company Guar. Notes 2.88% due 06/23/2020	14,000	14,038
Celgene Corp. Senior Notes 3.55% due 08/15/2022	570,000	588,554
Celgene Corp. Senior Notes 3.88% due 08/15/2025	70,000	74,444

Security Description	Principal Amount	Value (Note 2)
Medical-Biomedical/Gene (continued)
Gilead Sciences, Inc. Senior Notes 1.85% due 09/20/2019	$350,000	$349,772
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	50,000	51,334

		1,078,142

Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 2.30% due 05/14/2021	65,000	64,906
AbbVie, Inc. Senior Notes 3.20% due 05/14/2026	100,000	100,642
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	415,000	428,039
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	50,000	52,163
Bausch Health Americas, Inc. Company Guar. Notes 9.25% due 04/01/2026*	1,245,000	1,394,400
Bayer US Finance II LLC Company Guar. Notes 3.50% due 06/25/2021*	335,000	339,659
Bristol-Myers Squibb Co. Senior Notes 2.90% due 07/26/2024*	840,000	858,981

		3,238,790

Medical-Generic Drugs — 0.0%
Par Pharmaceutical, Inc. Senior Sec. Notes 7.50% due 04/01/2027*	440,000	399,300

Medical-HMO — 0.2%
Anthem, Inc. Senior Notes 2.50% due 11/21/2020	240,000	240,332
Centene Corp. Senior Notes 5.38% due 06/01/2026*	545,000	575,656
Humana, Inc. Senior Notes 2.63% due 10/01/2019	50,000	50,005
MPH Acquisition Holdings LLC Company Guar. Notes 7.13% due 06/01/2024*	680,000	659,573
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	1,125,000	1,132,896
UnitedHealth Group, Inc. Senior Notes 4.70% due 02/15/2021	25,000	25,753
WellPoint, Inc. Senior Notes 3.13% due 05/15/2022	100,000	101,727

		2,785,942

Medical-Hospitals — 0.3%
Baylor Scott & White Holdings Sec. Notes 3.97% due 11/15/2046	100,000	104,975

464

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Hospitals (continued)
Centra Health, Inc. Notes 4.70% due 01/01/2048	$900,000	$982,453
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	500,000	514,559
Providence St Joseph Health Obligated Group Notes 3.93% due 10/01/2048	1,375,000	1,448,349
Select Medical Corp. Company Guar. Notes 6.25% due 08/15/2026*	340,000	345,100
Stanford Health Care Notes 3.80% due 11/15/2048	420,000	456,232
Tenet Healthcare Corp. Senior Notes 7.00% due 08/01/2025	429,000	427,927
West Virginia United Health System Obligated Group Sec. Notes 4.92% due 06/01/2048	700,000	832,398

		5,111,993

Metal-Iron — 0.0%
Cleveland-Cliffs, Inc. Company Guar. Notes 5.75% due 03/01/2025	480,000	487,440

Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 1.40% due 09/20/2019	500,000	499,400

Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Senior Notes 3.38% due 11/15/2027	270,000	282,259

Oil & Gas Drilling — 0.0%
Nabors Industries, Inc. Company Guar. Notes 5.50% due 01/15/2023	100,000	93,500

Oil Companies-Exploration & Production — 0.2%
Bruin E&P Partners LLC Senior Notes 8.88% due 08/01/2023*	170,000	127,075
Cimarex Energy Co. Senior Notes 4.38% due 06/01/2024	15,000	15,808
Cimarex Energy Co. Senior Notes 4.38% due 03/15/2029	965,000	1,010,123
Concho Resources, Inc. Company Guar. Notes 3.75% due 10/01/2027	155,000	159,653
Hess Corp. Senior Notes 4.30% due 04/01/2027	185,000	190,112
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	460,000	440,450

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Northern Oil and Gas, Inc. Sec. Notes 9.50% due 05/15/2023(17)	$660,875	$677,397
Occidental Petroleum Corp. Senior Notes 3.00% due 02/15/2027	425,000	423,458
Occidental Petroleum Corp. Senior Notes 3.40% due 04/15/2026	50,000	50,843

		3,094,919

Oil Refining & Marketing — 0.1%
PBF Holding Co. LLC/PBF Finance Corp. Company Guar. Notes 7.00% due 11/15/2023	275,000	285,395
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 5.50% due 02/15/2026	451,000	467,912

		753,307

Paper & Related Products — 0.1%
International Paper Co. Senior Notes 4.80% due 06/15/2044	165,000	173,573
International Paper Co. Senior Notes 5.00% due 09/15/2035	500,000	557,747

		731,320

Pharmacy Services — 0.2%
Cigna Corp. Company Guar. Notes 3.75% due 07/15/2023*	1,080,000	1,121,716
CVS Health Corp. Senior Notes 3.50% due 07/20/2022	600,000	615,156
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	565,000	612,386
Express Scripts Holding Co. Company Guar. Notes 2.60% due 11/30/2020	675,000	675,598
Express Scripts Holding Co. Company Guar. Notes 3.00% due 07/15/2023	500,000	505,848
Express Scripts Holding Co. Company Guar. Notes 3.30% due 02/25/2021	50,000	50,550

		3,581,254

Pipelines — 0.2%
Boardwalk Pipelines LP Company Guar. Notes 4.45% due 07/15/2027	85,000	86,842
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025	445,000	461,140
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	460,000	466,900
Magellan Midstream Partners LP Senior Notes 4.25% due 09/15/2046	45,000	46,615

465

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	$610,000	$637,567
Spectra Energy Partners LP Company Guar. Notes 3.38% due 10/15/2026	185,000	189,765
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.50% due 07/15/2027*	440,000	479,059
Western Gas Partners LP Senior Notes 5.45% due 04/01/2044	140,000	128,521
Williams Cos., Inc. Senior Notes 5.10% due 09/15/2045	405,000	441,222

		2,937,631

Publishing-Newspapers — 0.0%
TEGNA, Inc. Company Guar. Notes 5.50% due 09/15/2024*	440,000	453,750

Racetracks — 0.0%
Churchill Downs, Inc. Company Guar. Notes 5.50% due 04/01/2027*	450,000	471,516

Radio — 0.0%
Entercom Media Corp. Company Guar. Notes 7.25% due 11/01/2024*	130,000	136,175

Real Estate Investment Trusts — 0.4%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.45% due 04/30/2025	1,035,000	1,065,978
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.95% due 01/15/2027	45,000	47,638
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.95% due 01/15/2028	350,000	372,001
Brixmor Operating Partnership LP Senior Notes 3.25% due 09/15/2023	235,000	238,628
Brixmor Operating Partnership LP Senior Notes 3.90% due 03/15/2027	280,000	288,850
Brixmor Operating Partnership LP Senior Notes 4.13% due 06/15/2026	115,000	120,265
Crown Castle International Corp. Senior Notes 3.40% due 02/15/2021	35,000	35,410
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	150,000	156,724
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	350,000	380,977
Crown Castle International Corp. Senior Notes 4.75% due 05/15/2047	145,000	160,693

Security Description	Principal Amount	Value (Note 2)
Real Estate Investment Trusts (continued)
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	$350,000	$360,063
Essex Portfolio LP Company Guar. Notes 3.38% due 04/15/2026	635,000	652,983
Federal Realty Investment Trust Senior Notes 2.75% due 06/01/2023	35,000	35,264
Highwoods Realty LP Senior Notes 3.63% due 01/15/2023	280,000	287,633
Iron Mountain, Inc. Company Guar. Notes 5.75% due 08/15/2024	455,000	458,276
Kilroy Realty LP Company Guar. Notes 3.45% due 12/15/2024	350,000	359,877
Kilroy Realty LP Company Guar. Notes 4.38% due 10/01/2025	15,000	16,006
Kimco Realty Corp. Senior Notes 3.30% due 02/01/2025	265,000	270,394
Regency Centers LP Company Guar. Notes 3.60% due 02/01/2027	140,000	145,564
SBA Tower Trust Mtg. Notes Series 2016-1 2.88% due 07/15/2046*	175,000	175,143
SBA Tower Trust Mtg. Notes Series 2014-1C 2.90% due 10/15/2044*	50,000	50,006
Ventas Realty LP Company Guar. Notes 3.25% due 10/15/2026	270,000	272,998
VEREIT Operating Partnership LP Company Guar. Notes 3.95% due 08/15/2027	345,000	360,124

		6,311,495

Rental Auto/Equipment — 0.1%
Capitol Investment Merger Sub 2 LLC Sec Notes. 10.00% due 08/01/2024*	245,000	252,350
Herc Holdings, Inc. Company Guar. Notes 5.50% due 07/15/2027*	490,000	490,612
United Rentals North America, Inc. Company Guar. Notes 4.63% due 10/15/2025	535,000	543,025

		1,285,987

Retail-Auto Parts — 0.2%
AutoZone, Inc. Senior Notes 3.13% due 04/21/2026	50,000	50,652
AutoZone, Inc. Senior Notes 3.75% due 06/01/2027	1,000,000	1,047,560
O’Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027	430,000	445,952

466

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Auto Parts (continued)
O’Reilly Automotive, Inc. Senior Notes 3.90% due 06/01/2029	$850,000	$904,339

		2,448,503

Retail-Leisure Products — 0.0%
Party City Holdings, Inc. Company Guar. Notes 6.63% due 08/01/2026*	470,000	452,375

Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 4.45% due 02/15/2025	120,000	122,086
QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024	75,000	77,357

		199,443

Retail-Restaurants — 0.1%
Golden Nugget, Inc. Company Guar. Notes 8.75% due 10/01/2025*	440,000	460,900
IRB Holding Corp. Company Guar. Notes 6.75% due 02/15/2026*	450,000	447,750

		908,650

Schools — 0.0%
George Washington University Notes 3.55% due 09/15/2046	45,000	45,119

Security Services — 0.0%
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.25% due 04/15/2024*	355,000	362,107

Steel-Producers — 0.1%
Carpenter Technology Corp. Senior Notes 5.20% due 07/15/2021	150,000	153,445
Nucor Corp. Senior Notes 3.95% due 05/01/2028	595,000	647,653

		801,098

Telecommunication Equipment — 0.0%
CommScope Finance LLC Company Guar. Notes 8.25% due 03/01/2027*	430,000	423,550

Telephone-Integrated — 0.2%
CB Escrow Corp. Company Guar. Notes 8.00% due 10/15/2025*	675,000	561,937
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024	430,000	470,717
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	445,000	552,356
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	740,000	803,427

Security Description	Principal Amount	Value (Note 2)
Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 4.33% due 09/21/2028	$350,000	$388,322
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	725,000	804,108

		3,580,867

Television — 0.1%
AMC Networks, Inc. Company Guar. Notes 4.75% due 08/01/2025	560,000	569,800
Gray Television, Inc. Senior Notes 7.00% due 05/15/2027*	415,000	453,906
Nexstar Escrow, Inc. Senior Sec. Notes 5.63% due 07/15/2027*	445,000	462,244

		1,485,950

Therapeutics — 0.0%
Horizon Pharma USA, Inc. Company Guar. Notes 5.50% due 08/01/2027*	490,000	502,799

Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 3.49% due 02/14/2022	290,000	296,192
BAT Capital Corp. Company Guar. Notes 2.76% due 08/15/2022	510,000	509,935

		806,127

Toys — 0.0%
Mattel, Inc. Company Guar. Notes 6.75% due 12/31/2025*	450,000	473,071

Transport-Equipment & Leasing — 0.1%
GATX Corp. Senior Notes 2.60% due 03/30/2020	50,000	49,992
GATX Corp. Senior Notes 3.25% due 09/15/2026	375,000	375,748
GATX Corp. Senior Notes 3.50% due 03/15/2028	605,000	612,966

		1,038,706

Transport-Rail — 0.1%
CSX Corp. Senior Notes 4.25% due 03/15/2029	770,000	857,387

Veterinary Diagnostics — 0.0%
Elanco Animal Health, Inc. Senior Notes 3.91% due 08/27/2021	120,000	122,550

Total U.S. Corporate Bonds & Notes (cost $137,043,734)		140,700,580

467

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES — 3.4%
Advertising Services — 0.0%
WPP Finance 2010 Company Guar. Notes 3.75% due 09/19/2024	$100,000	$103,473

Agricultural Chemicals — 0.1%
Nutrien, Ltd. Senior Notes 4.00% due 12/15/2026	110,000	116,581
Syngenta Finance NV Company Guar. Notes 3.70% due 04/24/2020*	515,000	518,258

		634,839

Auto-Cars/Light Trucks — 0.0%
Toyota Motor Corp. Senior Notes 3.18% due 07/20/2021	465,000	473,798

Auto/Truck Parts & Equipment-Original — 0.1%
IHO Verwaltungs GmbH Senior Sec. Notes 6.00% due 05/15/2027*(7)	480,000	478,800
Toyota Industries Corp. Senior Notes 3.11% due 03/12/2022*	725,000	736,020

		1,214,820

Banks-Commercial — 0.9%
ABN AMRO Bank NV Sub. Notes 4.75% due 07/28/2025*	500,000	536,405
ANZ New Zealand International, Ltd. Company Guar. Notes 2.20% due 07/17/2020*	285,000	284,303
ANZ New Zealand International, Ltd. Company Guar. Notes 2.75% due 01/22/2021*	675,000	678,373
Bank of Montreal Senior Notes 3.10% due 04/13/2021	800,000	812,152
Barclays Bank PLC Senior Notes 2.65% due 01/11/2021	850,000	851,742
BPCE SA Company Guar. Notes 3.00% due 05/22/2022*	250,000	252,321
BPCE SA Sub. Notes 4.50% due 03/15/2025*	300,000	315,430
BPCE SA Sub. Notes 4.88% due 04/01/2026*	400,000	432,332
Cooperatieve Rabobank UA Senior Notes 3.13% due 04/26/2021	505,000	510,915
Danske Bank A/S Senior Notes 2.20% due 03/02/2020*	570,000	568,302
ING Groep NV Senior Notes 3.15% due 03/29/2022	265,000	269,097
ING Groep NV Senior Notes 3.55% due 04/09/2024	1,050,000	1,086,762

Security Description	Principal Amount	Value (Note 2)
Banks-Commercial (continued)
Intesa Sanpaolo SpA Senior Notes 3.13% due 07/14/2022*	$415,000	$414,426
Intesa Sanpaolo SpA Senior Notes 3.38% due 01/12/2023*	200,000	200,381
Nordea Bank AB Senior Notes 2.13% due 05/29/2020*	400,000	399,022
Santander UK Group Holdings PLC Senior Notes 2.88% due 08/05/2021	445,000	444,706
Santander UK PLC Senior Notes 2.35% due 09/10/2019	25,000	24,997
Santander UK PLC Senior Notes 3.75% due 11/15/2021	420,000	430,761
Skandinaviska Enskilda Banken AB Senior Notes 1.50% due 09/13/2019	500,000	499,506
Standard Chartered PLC FRS Senior Notes 3.65% (3 ML+1.13%) due 08/19/2019*	325,000	325,177
Svenska Handelsbanken AB Company Guar. Notes 3.35% due 05/24/2021	520,000	529,542
Toronto-Dominion Bank Senior Notes 3.50% due 07/19/2023	750,000	784,119
Toronto-Dominion Bank Sub. Notes 3.63% due 09/15/2031	55,000	55,855
United Overseas Bank, Ltd. Senior Notes 3.20% due 04/23/2021*	1,000,000	1,013,774
Westpac Banking Corp. Senior Notes 2.15% due 03/06/2020	1,100,000	1,098,349

		12,818,749

Banks-Money Center — 0.0%
BBVA Bancomer SA Senior Notes 4.38% due 04/10/2024*	600,000	623,256

Building Products-Cement — 0.0%
Boral Finance Pty, Ltd. Company Guar. Notes 3.00% due 11/01/2022*	55,000	54,804

Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 5.38% due 02/01/2028*	495,000	507,766

Cable/Satellite TV — 0.1%
Ziggo Bond Finance BV Senior Notes 6.00% due 01/15/2027*	930,000	943,020

Casino Hotels — 0.0%
MGM China Holdings, Ltd. Senior Notes 5.38% due 05/15/2024*	240,000	248,400

468

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Casino Hotels (continued)
MGM China Holdings, Ltd. Senior Notes 5.88% due 05/15/2026*	$200,000	$209,500

		457,900

Cellular Telecom — 0.2%
America Movil SAB de CV Senior Notes 3.63% due 04/22/2029	500,000	522,600
C&W Senior Financing DAC Senior Notes 7.50% due 10/15/2026*	320,000	341,600
Rogers Communications, Inc. Company Guar. Notes 4.35% due 05/01/2049	445,000	483,326
Vodafone Group PLC Senior Notes 3.75% due 01/16/2024	800,000	832,875

		2,180,401

Chemicals-Diversified — 0.0%
LYB International Finance II BV Company Guar. Notes 3.50% due 03/02/2027	400,000	405,194

Chemicals-Specialty — 0.0%
Alpha 2 BV Senior Notes 8.75% due 06/01/2023*(7)	400,000	393,000

Containers-Metal/Glass — 0.1%
ARD Finance SA Senior Sec. Notes 7.13% due 09/15/2023(7)	550,000	566,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 5.25% due 08/15/2027*	355,000	355,444

		921,944

Diversified Banking Institutions — 0.5%
Banco Santander SA Senior Notes 3.13% due 02/23/2023	600,000	606,857
Bank of Nova Scotia Senior Notes 3.13% due 04/20/2021	740,000	749,960
Barclays PLC Senior Notes 3.25% due 01/12/2021	205,000	206,209
Barclays PLC Senior Notes 3.68% due 01/10/2023	315,000	318,360
Credit Agricole SA Senior Notes 3.75% due 04/24/2023*	600,000	622,191
Credit Agricole SA FRS Senior Notes 3.77% (3 ML+1.43%) due 01/10/2022*	275,000	279,926
Credit Suisse Group AG Senior Notes 3.00% due 12/14/2023*	320,000	320,665

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
HSBC Holdings PLC Senior Notes 2.65% due 01/05/2022	$350,000	$350,403
HSBC Holdings PLC Senior Notes 3.26% due 03/13/2023	325,000	329,438
HSBC Holdings PLC Sub. Notes 4.38% due 11/23/2026	500,000	531,815
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.54% due 07/26/2021	1,035,000	1,055,555
Royal Bank of Scotland Group PLC Senior Notes 4.52% due 06/25/2024	900,000	935,600
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.75% due 07/19/2023	1,235,000	1,291,202
UBS Group Funding Switzerland AG Company Guar. Notes 3.00% due 04/15/2021*	200,000	201,625
UBS Group Funding Switzerland AG Company Guar. Notes 3.49% due 05/23/2023*	335,000	342,583

		8,142,389

Diversified Manufacturing Operations — 0.0%
Siemens Financieringsmaatschappij NV Company Guar. Notes 1.30% due 09/13/2019*	500,000	499,398

E-Commerce/Products — 0.1%
Alibaba Group Holding, Ltd. Senior Notes 4.00% due 12/06/2037	965,000	1,010,596

Electric-Distribution — 0.1%
Ausgrid Finance Pty, Ltd. Senior Sec. Notes 3.85% due 05/01/2023*	480,000	497,375
State Grid Overseas Investment, Ltd. Company Guar. Notes 2.25% due 05/04/2020*	445,000	443,883
State Grid Overseas Investment, Ltd. Company Guar. Notes 3.75% due 05/02/2023*	510,000	529,143

		1,470,401

Electric-Integrated — 0.1%
Enel Finance International NV Company Guar. Notes 2.75% due 04/06/2023*	900,000	901,487

Finance-Leasing Companies — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.50% due 05/26/2022	150,000	152,504
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.13% due 07/03/2023	740,000	772,238

469

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Finance-Leasing Companies (continued)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.88% due 01/16/2024	$150,000	$161,106
Avolon Holdings Funding, Ltd. Company Guar. Notes 3.95% due 07/01/2024*	165,000	168,514

		1,254,362

Food-Dairy Products — 0.0%
Danone SA Senior Notes 2.95% due 11/02/2026*	450,000	453,453

Food-Misc./Diversified — 0.0%
Sigma Holdco BV Company Guar. Notes 7.88% due 05/15/2026*	525,000	486,937

Gambling (Non-Hotel) — 0.0%
Stars Group Holdings BV/Stars Group US Co-Borrower LLC Company Guar. Notes 7.00% due 07/15/2026*	456,000	480,510

Hazardous Waste Disposal — 0.0%
GFL Environmental, Inc. Senior Notes 7.00% due 06/01/2026*	460,000	474,950

Insurance Brokers — 0.0%
Aon PLC Company Guar. Notes 3.88% due 12/15/2025	35,000	37,300
Aon PLC Company Guar. Notes 4.75% due 05/15/2045	350,000	400,467
Trinity Acquisition PLC Company Guar. Notes 3.50% due 09/15/2021	25,000	25,409

		463,176

Insurance-Life/Health — 0.1%
AIA Group, Ltd. Senior Notes 3.60% due 04/09/2029*	1,055,000	1,103,910

Internet Content-Entertainment — 0.0%
Weibo Corp. Senior Notes 3.50% due 07/05/2024	430,000	431,555

Internet Content-Information/News — 0.1%
Tencent Holdings, Ltd. Senior Notes 2.99% due 01/19/2023*	265,000	267,630
Tencent Holdings, Ltd. Senior Notes 3.60% due 01/19/2028*	645,000	665,107

		932,737

Medical-Drugs — 0.1%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	430,000	434,508

Security Description	Principal Amount	Value (Note 2)
Medical-Drugs (continued)
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	$350,000	$353,670

		788,178

Medical-Generic Drugs — 0.0%
Teva Pharmaceutical Finance IV BV Company Guar. Notes 3.65% due 11/10/2021	330,000	314,325

Metal-Diversified — 0.0%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 3.75% due 06/15/2025	300,000	320,503

Multimedia — 0.0%
Thomson Reuters Corp. Senior Notes 3.35% due 05/15/2026	30,000	30,332

Oil & Gas Drilling — 0.1%
Ensign Drilling, Inc. Company Guar. Notes 9.25% due 04/15/2024*	540,000	527,850
Transocean, Inc. Company Guar. Notes 9.00% due 07/15/2023*	415,000	436,667

		964,517

Oil Companies-Exploration & Production — 0.2%
Canadian Natural Resources, Ltd. Senior Notes 2.95% due 01/15/2023	775,000	782,601
CNOOC Finance 2013, Ltd. Company Guar. Notes 3.00% due 05/09/2023	200,000	201,628
Woodside Finance, Ltd. Company Guar. Notes 3.70% due 09/15/2026*	101,000	102,897
Woodside Finance, Ltd. Company Guar. Notes 3.70% due 03/15/2028*	470,000	476,475
Woodside Finance, Ltd. Company Guar. Notes 4.50% due 03/04/2029*	885,000	945,619

		2,509,220

Oil Companies-Integrated — 0.1%
BP Capital Markets PLC Company Guar. Notes 1.77% due 09/19/2019	365,000	364,677
Petroleos Mexicanos Company Guar. Notes 6.38% due 02/04/2021	250,000	258,625
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	250,000	261,289
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045	40,000	46,459

		931,050

Oil Refining & Marketing — 0.1%
Parkland Fuel Corp. Senior Notes 5.88% due 07/15/2027*	375,000	385,781

470

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Refining & Marketing (continued)
Parkland Fuel Corp. Senior Notes 6.00% due 04/01/2026*	$385,000	$397,513

		783,294

Paper & Related Products — 0.0%
Celulosa Arauco y Constitucion SA Senior Notes 3.88% due 11/02/2027	260,000	263,578

Pastoral & Agricultural — 0.0%
JBS Investments II GmbH Company Guar. Notes 7.00% due 01/15/2026*	380,000	406,790

Pipelines — 0.0%
APT Pipelines, Ltd. Company Guar. Notes 4.25% due 07/15/2027*	240,000	252,374
Enbridge, Inc. Company Guar. Notes 4.00% due 10/01/2023	90,000	94,488
Enbridge, Inc. Company Guar. Notes 4.25% due 12/01/2026	115,000	125,159
TransCanada PipeLines, Ltd. Senior Notes 4.88% due 01/15/2026	15,000	16,697

		488,718

Public Thoroughfares — 0.0%
Transurban Finance Co. Pty., Ltd. Senior Sec. Notes 3.38% due 03/22/2027*	90,000	89,567

Steel-Producers — 0.0%
ArcelorMittal Senior Notes 4.55% due 03/11/2026	365,000	382,305

Telecom Services — 0.1%
DKT Finance APS Senior Sec. Notes 9.38% due 06/17/2023*	825,000	893,021
Sable International Finance, Ltd. Senior Sec. Notes 5.75% due 09/07/2027*	510,000	523,388

		1,416,409

Tobacco — 0.0%
Imperial Brands Finance PLC Company Guar. Notes 2.95% due 07/21/2020*	600,000	601,328

Transport-Equipment & Leasing — 0.0%
SMBC Aviation Capital Finance DAC Company Guar. Notes 3.55% due 04/15/2024*	200,000	205,399
SMBC Aviation Capital Finance DAC Company Guar. Notes 4.13% due 07/15/2023*	200,000	208,915

		414,314

Security Description	Principal Amount	Value (Note 2)
Transport-Services — 0.0%
Autoridad del Canal de Panama Senior Notes 4.95% due 07/29/2035*	$300,000	$334,878

Web Portals/ISP — 0.1%
Baidu, Inc. Senior Notes 3.88% due 09/29/2023	615,000	636,673

Total Foreign Corporate Bonds & Notes (cost $50,203,377)		51,514,804

U.S. GOVERNMENT AGENCIES — 8.7%
Federal Home Loan Mtg. Corp. — 0.2%
1.38% due 08/15/2019	895,000	894,681
3.00% due 12/01/2046	872,921	886,358
3.50% due 09/01/2042	29,884	31,021
3.50% due 11/01/2042	93,492	97,085
3.50% due 03/01/2044	94,349	97,969
3.50% due 03/01/2046	128,158	133,544
4.00% due 09/01/2045	11,630	12,248
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K057, Class A1 2.21% due 06/25/2025(4)	161,882	162,030
Series K068, Class A1 2.95% due 02/25/2027(4)	321,426	329,960
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4604, Class FH 2.83% (1 ML+0.50%) due 08/15/2046(5)	17,778	17,831
Series 4623, Class MF 2.83% (1 ML+0.50%) due 10/15/2046(5)	47,759	47,941
Series 4621, Class FK 2.83% (1 ML+0.50%) due 10/15/2046(5)	77,743	77,773
Federal Home Loan Mtg. Corp. SCRT VRS
Series 2016-1, Class M1 3.00% due 09/25/2055*(5)(6)	75,000	72,694
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2019-HQA2, Class M1 2.97% (1 ML+0.70%) due 04/25/2049*(5)	135,000	135,062
Series 2016-DNA3, Class M2 4.27% (1 ML+2.00%) due 12/25/2028(5)	110,630	111,113
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk VRS Series 2018-SPI2, Class M1 3.82% due 05/25/2048*(5)(6)	387,656	388,764

		3,496,074

Federal National Mtg. Assoc. — 5.9%
1.50% due 02/28/2020	790,000	787,181
2.50% due 11/01/2031	190,964	192,251
2.50% due 01/01/2032	386,238	388,710
2.50% due 02/01/2032	321,254	323,219
2.50% due 05/01/2032	724,463	729,814

471

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
2.50% due 05/01/2043	$148,904	$147,711
2.50% due 08/01/2046	379,215	374,650
2.50% due 10/01/2046	365,806	361,404
3.00% due 01/01/2031	15,376	15,698
3.00% due 10/01/2032	1,093,656	1,117,425
3.00% due 12/01/2032	2,213,497	2,258,540
3.00% due 02/01/2033	1,092,284	1,114,967
3.00% due 11/01/2033	375,166	383,201
3.00% due 11/01/2036	353,216	360,195
3.00% due 12/01/2036	92,115	94,090
3.00% due 10/01/2037	865,550	881,378
3.00% due 03/01/2038	392,210	399,399
3.00% due 01/01/2043	261,708	266,675
3.00% due 02/01/2043	386,325	393,650
3.00% due 05/01/2043	165,639	168,773
3.00% due 07/01/2043	32,256	32,885
3.00% due 08/01/2043	26,259	26,759
3.00% due 01/01/2044	724,372	738,125
3.00% due 03/01/2044	771,150	785,770
3.00% due 09/01/2045	294,980	299,672
3.00% due 03/01/2046	676,679	687,084
3.00% due 10/01/2046	1,989,216	2,018,980
3.00% due 11/01/2046	4,572,426	4,640,704
3.00% due 12/01/2046	1,050,271	1,065,913
3.00% due 01/01/2047	2,522,996	2,558,073
3.00% due 02/01/2047	376,965	384,027
3.00% due 06/01/2047	192,753	195,874
3.00% due 08/01/2047	894,668	907,914
3.00% due 11/01/2047	1,552,052	1,574,473
3.00% due 09/01/2048	395,273	401,053
3.00% due 11/01/2048	1,336,495	1,357,110
3.50% due 11/01/2031	704,007	726,887
3.50% due 11/01/2032	252,308	262,939
3.50% due 02/01/2035	25,705	26,701
3.50% due 01/01/2036	229,245	238,085
3.50% due 06/01/2038	256,653	265,644
3.50% due 10/01/2041	32,876	34,261
3.50% due 07/01/2042	94,514	98,465
3.50% due 09/01/2042	93,420	96,945
3.50% due 10/01/2042	204,688	212,394
3.50% due 07/01/2043	20,338	21,259
3.50% due 08/01/2043	490,039	508,528
3.50% due 10/01/2043	90,953	94,382
3.50% due 01/01/2044	2,496,783	2,591,005
3.50% due 07/01/2044	378,844	396,536
3.50% due 04/01/2045	414,030	430,075
3.50% due 05/01/2045	171,680	178,358
3.50% due 06/01/2045	211,022	219,286
3.50% due 07/01/2045	917,401	950,177
3.50% due 08/01/2045	732,208	758,359
3.50% due 09/01/2045	1,003,291	1,045,237
3.50% due 11/01/2045	606,126	626,537
3.50% due 12/01/2045	635,102	657,081
3.50% due 01/01/2046	1,138,957	1,177,706
3.50% due 03/01/2046	2,725,047	2,814,185
3.50% due 04/01/2046	856,919	884,796
3.50% due 06/01/2046	1,515,499	1,577,653
3.50% due 09/01/2046	1,063,892	1,096,978
3.50% due 10/01/2046	507,476	523,645
3.50% due 02/01/2047	283,209	292,099
3.50% due 03/01/2047	1,976,927	2,046,548
3.50% due 04/01/2047	2,632,868	2,714,926

Security Description	Principal Amount	Value (Note 2)
Federal National Mtg. Assoc. (continued)
3.50% due 05/01/2047	$1,197,256	$1,232,551
3.50% due 08/01/2047	593,712	616,475
3.50% due 12/01/2047	20,987	21,609
3.50% due 01/01/2048	657,253	680,249
3.50% due 06/01/2049	588,802	603,547
4.00% due 11/01/2040	530,711	560,516
4.00% due 12/01/2040	16,861	17,874
4.00% due 02/01/2041	681,462	722,572
4.00% due 03/01/2042	1,744,548	1,858,363
4.00% due 07/01/2044	994,085	1,047,964
4.00% due 06/01/2045	498,894	525,327
4.00% due 07/01/2045	749,684	789,193
4.00% due 09/01/2045	624,963	657,810
4.00% due 10/01/2045	319,999	336,842
4.00% due 11/01/2045	24,620	25,904
4.00% due 12/01/2045	493,730	527,965
4.00% due 03/01/2046	168,792	177,731
4.00% due 09/01/2046	25,243	26,567
4.00% due 01/01/2047	205,394	215,152
4.00% due 02/01/2047	495,941	521,384
4.00% due 03/01/2047	1,548,809	1,623,284
4.00% due 04/01/2047	1,611,467	1,688,505
4.00% due 05/01/2047	1,387,894	1,455,539
4.00% due 08/01/2047	3,804,153	3,986,418
4.00% due 10/01/2048	528,290	552,944
4.00% due 03/01/2049	1,069,163	1,111,728
4.00% due 08/01/2049	770,000	796,818
4.50% due 07/01/2040	202,871	218,012
4.50% due 01/01/2044	176,217	188,845
4.50% due 03/01/2046	1,278,282	1,370,641
4.50% due 09/01/2046	310,602	332,810
4.50% due 11/01/2047	538,969	580,810
4.50% due 05/01/2048	2,590,006	2,760,521
4.50% due 09/01/2048	629,792	661,380
4.50% due 11/01/2048	130,136	136,409
4.50% due 12/01/2048	401,407	420,928
5.00% due 10/01/2033	16,157	17,639
5.00% due 07/01/2035	1,214,729	1,325,144
5.00% due 05/01/2040	96,109	104,940
5.00% due 08/01/2048	586,484	623,297
5.00% due 02/01/2049	260,460	276,558
5.50% due 10/01/2035	17,231	19,289
5.50% due 05/01/2036	52,254	58,477
5.50% due 08/01/2037	1,253,189	1,402,763
5.50% due 05/01/2044	1,172,448	1,310,279
5.50% due 01/01/2047	496,959	555,019
6.00% due 09/01/2037	75,561	86,006
6.00% due 07/01/2041	569,602	647,940
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2018-C03, Class 1M1 2.95% (1 ML+0.68%) due 10/25/2030(5)	285,486	285,676
Series 2019-R03, Class 1M1 3.02% (1 ML + 0.75%) due 09/25/2031*(5)	419,611	419,838
Series 2016-C04, Class 1M1 3.72% (1 ML+1.45%) due 01/25/2029(5)	16,683	16,723
Series 2016-C03, Class 1M1 4.27% (1 ML+0.75%) due 10/25/2028(5)	10,023	10,079
Federal National Mtg. Assoc. REMIC Series 2018-44, Class PC 4.00% due 06/25/2044(5)	297,469	307,490

		88,519,368

472

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. — 2.5%
3.00% due 03/20/2045	$959,000	$984,756
3.00% due 04/20/2046	112,653	115,677
3.00% due 06/20/2046	757,661	777,778
3.00% due 08/20/2046	2,143,013	2,200,532
3.00% due 09/20/2046	1,373,532	1,411,208
3.00% due 10/20/2046	97,491	100,107
3.00% due 11/20/2046	659,222	676,910
3.50% due 07/20/2042	367,748	385,487
3.50% due 08/20/2042	638,896	669,550
3.50% due 09/20/2042	85,533	89,593
3.50% due 05/20/2043	783,456	819,442
3.50% due 06/20/2043	316,393	331,704
3.50% due 10/20/2044	13,017	13,581
3.50% due 05/20/2045	14,403	15,013
3.50% due 02/20/2046	88,121	91,748
3.50% due 10/20/2046	889,389	923,398
3.50% due 02/20/2047	722,116	749,379
3.50% due 07/20/2047	285,276	295,438
3.50% due 02/20/2048	2,784,056	2,875,596
3.50% due 01/20/2049	269,542	278,847
3.50% due September 30 TBA	1,635,000	1,689,223
4.00% due 09/20/2045	378,881	399,022
4.00% due 05/20/2046	104,906	110,411
4.00% due 05/20/2047	1,955,565	2,043,408
4.00% due 07/20/2047	1,362,106	1,421,414
4.00% due 08/20/2047	464,854	485,531
4.00% due 11/20/2047	1,492,836	1,558,458
4.00% due 03/20/2048	403,497	422,206
4.00% due 06/20/2048	652,106	677,521
4.00% due 08/20/2048	109,403	113,667
4.50% due 04/20/2041	14,986	16,051
4.50% due 07/20/2045	157,690	166,240
4.50% due 09/15/2045	83,446	90,151
4.50% due 12/20/2045	600,305	635,604
4.50% due 01/20/2046	98,812	104,550
4.50% due 07/20/2047	807,552	846,835
4.50% due 08/20/2047	1,557,789	1,633,626
4.50% due 09/20/2047	439,196	460,364
4.50% due 06/20/2048	180,862	188,565
4.50% due 07/20/2048	104,225	108,632
4.50% due 09/20/2048	337,091	356,974
4.50% due 01/20/2049	830,121	865,220
4.50% due 04/20/2049	532,914	555,447
5.00% due 08/20/2042	75,548	83,095
5.00% due 07/20/2047	642,190	684,959
5.00% due 08/20/2047	102,495	109,334
5.00% due 09/20/2047	748,131	797,963
5.00% due 10/20/2047	35,599	37,970
5.00% due 11/20/2047	213,610	227,795
5.00% due 12/20/2047	758,631	809,023
5.00% due 01/20/2048	1,025,194	1,091,063
5.00% due 02/20/2048	176,563	186,244
5.00% due 05/20/2048	196,367	208,277
5.00% due 06/20/2048	347,787	367,648
5.00% due 07/20/2048	44,373	47,665
5.00% due 08/20/2048	140,620	148,162
5.00% due 11/20/2048	109,858	115,163
5.00% due 06/20/2049	927,953	979,967
5.50% due 05/20/2048	586,965	626,181
5.50% due 12/20/2048	609,219	646,146
5.50% due 01/20/2049	105,278	111,659
5.50% due 03/20/2049	396,460	420,491

Security Description	Principal Amount	Value (Note 2)
Government National Mtg. Assoc. (continued)
Government National Mtg. Assoc. REMIC Series 2018-8, Class DA 3.00% due 11/20/2047(5)	$236,024	$238,932
Series 2017-184, Class JH 3.00% due 12/20/2047(5)	290,478	297,566
Government National Mtg. Assoc. REMIC FRS Series 2018 -122, Class FE 2.57% (1 ML+0.30%) due 09/20/2048(5)	255,940	255,128

		37,245,295

Uniform Mtg. Backed Securities — 0.1%
3.50% due August 15 TBA	530,000	547,249
5.00% due August 30 TBA	570,000	605,670

		1,152,919

Total U.S. Government Agencies (cost $128,572,051)		130,413,656

U.S. GOVERNMENT TREASURIES — 5.7%
United States Treasury Bonds — 2.5%
0.63% due 02/15/2043TIPS(8)	51,235	50,288
0.75% due 02/15/2042 TIPS(8)	135,312	137,404
0.75% due 02/15/2045 TIPS(8)	19,574	19,611
0.88% due 02/15/2047 TIPS(8)	107,673	111,192
1.00% due 02/15/2046 TIPS(8)	160,166	169,974
1.00% due 02/15/2049 TIPS(8)	3,969	4,260
1.38% due 02/15/2044 TIPS(8)	25,271	29,021
1.75% due 01/15/2028 TIPS(8)	24,080	26,965
2.13% due 02/15/2040 TIPS(8)	50,945	65,766
2.13% due 02/15/2041 TIPS(8)	50,282	65,379
2.50% due 01/15/2029 TIPS(8)	89,453	107,621
2.25% due 08/15/2046	1,445,000	1,364,453
2.50% due 02/15/2046	1,545,000	1,536,490
2.75% due 08/15/2047	2,740,000	2,857,627
2.88% due 11/15/2046	1,875,000	2,005,078
2.88% due 05/15/2049	36,000	38,617
3.00% due 11/15/2045	1,025,000	1,120,853
3.00% due 05/15/2047	3,535,000	3,869,996
3.00% due 02/15/2048	3,400,000	3,722,336
3.00% due 08/15/2048	3,465,000	3,797,965
3.13% due 11/15/2041	5,480,000	6,127,753
3.13% due 02/15/2043	1,655,000	1,845,390
3.88% due 04/15/2029 TIPS(8)	107,636	144,000
3.88% due 08/15/2040	350,000	436,680
4.50% due 05/15/2038(13)	6,055,000	8,123,634
4.75% due 02/15/2037	50,000	68,367

		37,846,720

United States Treasury Notes — 3.2%
0.13% due 04/15/2021 TIPS(8)	260,929	257,752
0.13% due 01/15/2022 TIPS(8)	194,261	192,438
0.13% due 07/15/2022 TIPS(8)	199,325	198,215
0.13% due 01/15/2023 TIPS(8)	177,504	176,115
0.13% due 07/15/2026 TIPS(8)	323,698	321,732
0.25% due 01/15/2025 TIPS(8)	462,408	461,954
0.38% due 07/15/2025 TIPS(8)	113,382	114,493
0.38% due 01/15/2027 TIPS(8)	72,192	72,759
0.38% due 07/15/2027 TIPS(8)	149,697	151,291
0.50% due 01/15/2028 TIPS(8)	149,492	152,112
0.50% due 04/15/2024 TIPS(8)	258,909	261,520
0.63% due 07/15/2021 TIPS(8)	244,277	245,047

473

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
0.63% due 04/15/2023 TIPS(8)	$185,567	$187,247
0.63% due 01/15/2026 TIPS(8)	125,121	128,021
0.75% due 07/15/2028 TIPS(8)	189,748	197,988
0.88% due 01/15/2029 TIPS(8)	124,740	131,489
1.13% due 01/15/2021 TIPS(8)	50,102	50,281
2.25% due 08/15/2027	3,490,000	3,562,390
2.63% due 12/15/2021	2,955,000	3,007,290
2.75% due 08/31/2023	3,775,000	3,907,862
2.75% due 02/15/2024(13)	23,700,000	24,622,078
2.75% due 02/15/2028	8,460,000	8,966,278

		47,366,352

Total U.S. Government Treasuries (cost $81,222,609)		85,213,072

Municipal Bonds & Notes — 0.6%
Bay Area Toll Authority Revenue Bonds 6.91% due 10/01/2050	600,000	973,752
California State Public Works Board Revenue Bonds 7.80% due 03/01/2035	300,000	430,404
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	500,000	680,225
Detroit City School District General Obligation Bonds 6.65% due 05/01/2029	295,000	373,918
Florida State Board of Administration Finance Corp. Revenue Bonds Series A 2.64% due 07/01/2021	50,000	50,432
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds 5.72% due 12/01/2038	375,000	491,108
Municipal Electric Authority of Georgia Revenue Bonds 6.66% due 04/01/2057	1,091,000	1,481,076
New York State Dormitory Authority Revenue Bonds Series B 3.88% due 07/01/2046	200,000	204,956
Northern California Power Agency Revenue Bonds 7.31% due 06/01/2040	300,000	427,125
San Jose Redevelopment Agency Successor Agency Tax Allocation Series A-T 3.38% due 08/01/2034	285,000	295,759
South Carolina Public Service Authority Revenue Bonds Series D 2.39% due 12/01/2023	145,000	143,405

Security Description	Principal Amount	Value (Note 2)
Municipal Bonds & Notes (continued)
State of California General Obligation Bonds 7.50% due 04/01/2034	$300,000	$449,820
State of California General Obligation Bonds 7.63% due 03/01/2040	620,000	989,408
State of Wisconsin Revenue Bonds 3.95% due 05/01/2036	850,000	912,849
Texas A&M University Revenue Bonds Series B 3.33% due 05/15/2039	1,100,000	1,114,553

Total Municipal Bonds & Notes (cost $8,378,598)		9,018,790

FOREIGN GOVERNMENT OBLIGATIONS — 0.5%
Regional Authority — 0.4%
Province of Alberta, Canada Senior Notes 1.90% due 12/06/2019	550,000	549,141
Province of Alberta, Canada Senior Notes 2.20% due 07/26/2022	850,000	853,505
Province of Alberta, Canada Senior Notes 3.30% due 03/15/2028	555,000	594,916
Province of Manitoba, Canada Senior Notes 3.05% due 05/14/2024	150,000	156,568
Province of Ontario, Canada Senior Notes 2.40% due 02/08/2022	1,000,000	1,008,451
Province of Ontario, Canada Senior Notes 2.55% due 02/12/2021	1,505,000	1,514,731
Province of Quebec, Canada Senior Notes 2.88% due 10/16/2024	25,000	26,010
Province of Quebec, Canada Notes 3.50% due 07/29/2020	1,100,000	1,114,069

		5,817,391

Sovereign — 0.1%
Government of Bermuda Senior Notes 4.85% due 02/06/2024*	296,000	323,013
Republic of Indonesia Senior Notes 4.88% due 05/05/2021	200,000	207,400
Republic of Poland Senior Notes 3.25% due 04/06/2026	110,000	115,663
United Mexican States Senior Bonds 4.13% due 01/21/2026	450,000	471,262

		1,117,338

Total Foreign Government Obligations (cost $6,849,325)		6,934,729

474

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
LOANS(9)(10)(11) — 0.2%
Auto-Heavy Duty Trucks — 0.0%
Navistar, Inc. FRS BTL-B 5.83% (1 ML+3.50%) due 11/06/2024	$512,714	$512,329

Auto/Truck Parts & Equipment-Original — 0.1%
Panther BF Aggregator 2 LP FRS BTL-B 5.73% (1 ML+3.50%) due 04/30/2026	530,000	529,669

Containers-Metal/Glass — 0.1%
BWAY Corp. FRS BTL 5.59% (3 ML+3.25%) due 04/03/2024	542,766	533,494

Gambling (Non-Hotel) — 0.0%
Scientific Games International, Inc. FRS BTL-B5 4.98% (1 ML+2.75%) due 08/14/2024	497,732	494,933

Medical Labs & Testing Services — 0.0%
Envision Healthcare Corp. FRS 1st Lien 5.98% (1 ML+3.75%) due 10/10/2025	527,475	451,650

Theaters — 0.0%
AMC Entertainment Holdings, Inc. FRS BTL-B coupon TBD due 04/22/2026	518,700	519,024

Total Loans (cost $3,109,835)		3,041,099

OPTIONS - PURCHASED(15) — 0.0%
Exchange-Traded Put Options-Purchased (cost $4,244,023)	1,923	423,060

Total Long-Term Investment Securities (cost $1,204,430,048)		1,328,347,667

SHORT-TERM INVESTMENT SECURITIES — 12.0%
Registered Investment Companies — 12.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.10%(14) (cost $179,894,084)	179,894,084	179,894,084

TOTAL INVESTMENTS (cost $1,384,324,132)(12)	100.4%	1,508,241,751
Liabilities in excess of other assets	(0.4)	(5,405,214)

NET ASSETS	100.0%	$1,502,836,537

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities.
At July 31, 2019, the aggregate value of these securities was $93,552,673 representing 6.2% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2019, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ANT International Co., Ltd. Class C	6/8/2018	57,396	$321,992	$321,992	$5.61	0.02%
Venture Global LNG, Inc. Series C	10/16/2017	3	11,313	15,600	5,200.00	0.00%
Convertible Preferred Securities
Farmers Business Network, Inc. Series D	11/3/2017	563	10,395	13,123	23.31	0.00%

				$350,715		0.02%

(3)	Collateralized Loan Obligation
(4)	Commercial Mortgage Backed Security
(5)	Collateralized Mortgage Obligation
(6)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(7)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(8)	Principal amount of security is adjusted for inflation.
(9)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(10)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(11)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.

475

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

(12)	See Note 3 for cost of investments on a tax basis.
(13)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(14)	The rate shown is the 7-day yield as of July 31, 2019.
(15)	Purchased Options:

Exchange-Traded Put Options - Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at July 31, 2019	Unrealized Appreciation (Depreciation)
S&P 500 Index	September 2019	$2,350	1,923	$573,127,074	$4,244,022	$423,060	$(3,820,962)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

(16)	Security in default of interest.
(17)	PIK (“Payment-in-Kind”) security - Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in the form of additional securities at the coupon rate listed.

ADR — American Depositary Receipt

Borsa Italiana — Italian Stock Exchange

CLO — Collateralized Loan Obligation

CVA — Certification Van Aandelen (Dutch Cert.)

ETF — Exchange-Traded Funds

NASDAQ — National Association of Securities Dealers Automated Quotations

REMIC — Real Estate Mortgage Investment Conduit

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR — Swedish Depositary Receipt

SCRT — Seasoned Credit Risk Transfer Trust

TBA —Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at July 31, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation

948	Long	MSCI EAFE Index	September 2019	$89,112,547	$89,363,220	$250,673

1,476	Long	S&P 500 E-Mini Index	September 2019	214,048,142	220,093,740	6,045,598

107	Short	U.S. Treasury 2 Year Notes	September 2019	22,968,272	22,941,469	26,803

						$6,323,074

						Unrealized (Depreciation)

54	Short	U.S. Treasury Long Bonds	September 2019	$8,080,862	$8,402,062	$(321,200)

318	Short	U.S. Treasury 5 Year Notes	September 2019	37,197,594	37,382,391	(184,797)

150	Short	U.S. Treasury 10 Year Notes	September 2019	18,787,326	19,113,281	(325,955)

68	Short	U.S. Treasury Ultra Bonds	September 2019	11,528,247	12,074,250	(546,003)

						$(1,377,955)

		Net Unrealized Appreciation (Depreciation)				$4,945,119

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

476

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Diversified Financial Services	$—	$—		$321,992	$321,992
Oil Companies-Exploration & Production	6,749,115	—		15,600	6,764,715
Other Industries	615,247,194	247,027,497	**	—	862,274,691
Convertible Preferred Securities:
E-Commerce/Services	—	—		13,123	13,123
Electric-Distribution	337,148	184,552		—	521,700
Other Industries	1,468,114	—		—	1,468,114
Preferred Securities	217,120	—		—	217,120
Asset Backed Securities	—	29,506,422		—	29,506,422
U.S. Corporate Bonds & Notes	—	140,700,580		—	140,700,580
Foreign Corporate Bonds & Notes	—	51,514,804		—	51,514,804
U.S. Government Agencies	—	130,413,656		—	130,413,656
U.S. Government Treasuries	—	85,213,072		—	85,213,072
Municipal Bonds & Notes	—	9,018,790		—	9,018,790
Foreign Government Obligations	—	6,934,729		—	6,934,729
Loans	—	3,041,099		—	3,041,099
Exchange-Traded Put Options - Purchased	423,060	—		—	423,060
Short-Term Investment Securities	179,894,084	—		—	179,894,084

Total Investments at Value	$804,335,835	$703,555,201		$350,715	$1,508,241,751

Other Financial Instruments:†
Futures Contracts	$6,323,074	$—		$—	$6,323,074

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,377,955	$—		$—	$1,377,955

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
+	Amounts presented represent unrealized appreciation/depreciation as of the end of the Reporting period.

At the beginning and at the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

477

SunAmerica Series Trust SA Templeton Foreign Value Portfolio

PORTFOLIO PROFILE — July 31, 2019 — (unaudited)

Industry Allocation*

Medical-Drugs	11.3%
Oil Companies-Integrated	9.9
Diversified Banking Institutions	8.0
Banks-Commercial	6.4
Cellular Telecom	4.6
Real Estate Operations & Development	3.6
Semiconductor Components-Integrated Circuits	3.5
Telecom Services	3.2
Electronic Components-Semiconductors	2.9
Diversified Financial Services	2.7
Water	2.6
Electric-Generation	2.5
Telephone-Integrated	2.5
Precious Metals	2.5
Aerospace/Defense	2.4
Building Products-Cement	2.3
Repurchase Agreements	2.3
Brewery	2.0
Diversified Manufacturing Operations	1.7
Diversified Minerals	1.6
Diversified Operations	1.5
Food-Retail	1.5
Agricultural Chemicals	1.5
Building & Construction Products-Misc.	1.4
Energy-Alternate Sources	1.4
Satellite Telecom	1.4
Dialysis Centers	1.4
Retail-Building Products	1.2
Rubber-Tires	1.2
Web Portals/ISP	1.1
Transport-Marine	1.0
Beverages-Non-alcoholic	1.0
Medical-Wholesale Drug Distribution	0.9
Retail-Drug Store	0.9
Medical-Generic Drugs	0.8
Chemicals-Diversified	0.8
Audio/Video Products	0.8
Food-Confectionery	0.5
Steel Pipe & Tube	0.5
Retail-Misc./Diversified	0.2
Insurance-Multi-line	0.1
Oil & Gas Drilling	0.1

99.7%

Country Allocation*

United Kingdom	16.8%
Japan	14.9
France	13.7
Germany	11.2
South Korea	5.6
Cayman Islands	4.6
Netherlands	4.4
Ireland	3.4
China	3.1
Canada	3.0
Switzerland	2.6
Denmark	2.5
Italy	2.4
United States	2.3
Luxembourg	1.9
Taiwan	1.7
Hong Kong	1.7
Singapore	1.6
Norway	1.5
Israel	0.8

99.7%

*	Calculated as a percentage of net assets

478

SunAmerica Series Trust SA Templeton Foreign Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.4%
Canada — 3.0%
Husky Energy, Inc.	463,800	$3,598,509
Wheaton Precious Metals Corp.	679,600	17,764,964

		21,363,473

Cayman Islands — 4.6%
Baidu, Inc. ADR†	69,830	7,800,011
CK Asset Holdings, Ltd.	1,893,284	14,242,054
CK Hutchison Holdings, Ltd.	1,177,284	11,014,166

		33,056,231

China — 3.1%
China Telecom Corp., Ltd.	26,087,383	11,692,835
Shanghai Pharmaceuticals Holding Co., Ltd.	2,088,000	4,027,008
Sinopharm Group Co., Ltd.	1,870,000	6,901,345

		22,621,188

Denmark — 2.5%
AP Moller - Maersk A/S, Series B	6,968	7,804,113
Drilling Co. of 1972 A/S†	6,250	420,431
Vestas Wind Systems A/S	122,050	10,002,388

		18,226,932

France — 13.7%
AXA SA	35,014	884,960
BNP Paribas SA	491,030	22,816,807
Cie de Saint-Gobain	264,399	10,124,288
Cie Generale des Etablissements Michelin SCA	75,924	8,398,432
Credit Agricole SA	508,544	6,036,024
Sanofi	179,756	14,998,605
TOTAL SA	324,466	16,812,806
Veolia Environnement SA	756,158	19,015,897

		99,087,819

Germany — 11.2%
Bayer AG	157,349	10,220,018
Deutsche Telekom AG	1,050,911	17,283,966
E.ON SE	1,790,371	17,916,271
Fresenius Medical Care AG & Co. KGaA	139,280	9,701,652
Merck KGaA	121,244	12,423,039
Siemens AG	114,148	12,530,441
Telefonica Deutschland Holding AG	196,536	495,729

		80,571,116

Hong Kong — 1.7%
China Mobile, Ltd.	1,408,000	11,985,119

Ireland — 3.4%
Bank of Ireland Group PLC	1,731,556	7,621,873
CRH PLC	502,727	16,730,698

		24,352,571

Israel — 0.8%
Teva Pharmaceutical Industries, Ltd. ADR†	747,142	5,924,836

Italy — 2.4%
Eni SpA	1,091,414	17,086,013

Japan — 14.9%
Astellas Pharma, Inc.	919,100	13,062,910
Ezaki Glico Co., Ltd.	91,800	3,974,968

Security Description	Shares	Value (Note 2)
Japan (continued)
Kirin Holdings Co., Ltd.	680,800	$14,793,826
Matsumotokiyoshi Holdings Co., Ltd.	72,800	2,424,586
Mitsui Fudosan Co., Ltd.	510,200	11,545,526
Panasonic Corp.	646,400	5,462,087
Ryohin Keikaku Co., Ltd.	7,100	1,262,671
Seven & i Holdings Co., Ltd.	320,000	10,881,475
Sumitomo Metal Mining Co., Ltd.	396,500	11,275,206
Sumitomo Mitsui Financial Group, Inc.	384,300	13,456,515
Sumitomo Rubber Industries, Ltd.	8,000	87,365
Suntory Beverage & Food, Ltd.	175,700	6,938,285
Takeda Pharmaceutical Co., Ltd.	360,002	12,455,742

		107,621,162

Luxembourg — 1.9%
SES SA FDR	588,665	9,784,907
Tenaris SA	294,508	3,688,767

		13,473,674

Netherlands — 4.4%
ING Groep NV	1,678,529	18,629,804
NXP Semiconductors NV	126,000	13,027,140

		31,656,944

Norway — 1.5%
Yara International ASA	227,930	10,697,101

Singapore — 1.6%
Singapore Telecommunications, Ltd.	4,832,300	11,668,737

South Korea — 5.6%
Hana Financial Group, Inc.	322,748	9,466,963
KB Financial Group, Inc. ADR	284,236	10,280,816
Samsung Electronics Co., Ltd. GDR (OTC)*	21,713	20,974,758

		40,722,537

Switzerland — 2.6%
Novartis AG	78,160	7,167,202
Roche Holding AG	43,804	11,728,723

		18,895,925

Taiwan — 1.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,514,000	12,516,954

Thailand — 0.0%
Bangkok Bank PCL	19,400	113,956

United Kingdom — 16.8%
BAE Systems PLC	2,661,624	17,695,039
BP PLC	2,356,897	15,543,308
HSBC Holdings PLC ADR	385,697	15,489,592
Johnson Matthey PLC	141,647	5,520,918
Kingfisher PLC	3,335,437	8,973,507
Royal Dutch Shell PLC, Class B ADR	282,332	17,919,612
Standard Chartered PLC	2,345,116	19,233,932
Vodafone Group PLC	11,429,796	20,816,979

		121,192,887

Total Long-Term Investment Securities (cost $732,752,808)		702,835,175

479

SunAmerica Series Trust SA Templeton Foreign Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 2.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 07/31/2019, to be repurchased 08/01/2019 in the amount of $16,516,229 collateralized by $16,085,000 of United States Treasury Notes, bearing interest at 2.88% due 11/30/2023 and having an approximate value of $16,850,839. (cost $16,516,000)	$16,516,000	$16,516,000

TOTAL INVESTMENTS — (cost $749,268,808)(1)	99.7%	719,351,175
Other assets less liabilities	0.3	1,981,883

NET ASSETS —	100.0%	$721,333,058

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2019, the aggregate value of these securities was $20,974,758 representing 2.9% of net assets.
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

FDR — Fiduciary Depositary Receipt

GDR — Global Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$112,780,238	$590,054,937	**	$—	$702,835,175
Repurchase Agreements	—	16,516,000		—	16,516,000

Total Investments at Value	$112,780,238	$606,570,937		$—	$719,351,175

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

480

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio

PORTFOLIO PROFILE — July 31, 2019 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	46.9%
Domestic Fixed Income Investment Companies	23.7
United States Treasury Notes	15.0
International Equity Investment Companies	9.8
Registered Investment Companies	3.7
Options Purchased	0.9
United States Treasury Bonds	0.4
International Fixed Income Investment Companies	0.3

100.7%

*	Calculated as a percentage of net assets

481

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 80.7%
Domestic Equity Investment Companies — 46.9%
Anchor Series Trust SA Wellington Capital Appreciation Portfolio, Class 1	5,969,682	$311,975,602
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	9,741,572	178,855,257
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	13,846,522	212,959,503
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	22,445,401	353,290,614
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	4,892,811	100,009,063
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	8,323,196	135,501,630
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	6,617,516	89,932,040
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	13,452,142	322,178,804
SunAmerica Series Trust SA AB Growth Portfolio, Class 1†	7,355,619	361,308,019
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	2,104,110	28,700,066
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	4,412,733	88,342,912
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	11,781,495	119,582,176
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	5,818,018	93,379,183
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	11,104,297	412,302,549
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	5,079,993	103,123,866
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	8,319,766	145,096,714
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	45,064,659	1,081,101,171
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	8,862,369	144,545,243
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	11,597,994	247,617,178
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	27,155,028	379,627,292
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	13,431,227	343,033,538
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	7,759,681	87,684,398

Security Description	Shares	Value (Note 2)
Domestic Equity Investment Companies (continued)
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	7,735,250	$86,634,803
SunAmerica Series Trust SA WellsCap Aggressive Growth Portfolio, Class 1	2,093,378	52,501,922

Total Domestic Equity Investment Companies (cost $4,901,073,845)		5,479,283,543

Domestic Fixed Income Investment Companies — 23.7%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	31,610,242	490,907,061
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	54,706,081	658,661,211
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	21,028,096	205,234,215
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	10,361,797	111,596,557
SunAmerica Series Trust SA Federated Corporate Bond Portfolio, Class 1	27,663,125	380,921,229
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	15,603,796	164,307,973
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	12,680,579	129,722,326
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	60,190,312	559,167,995
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	12,483,971	71,782,833

Total Domestic Fixed Income Investment Companies (cost $2,696,653,368)		2,772,301,400

International Equity Investment Companies — 9.8%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	20,304,892	183,962,321
SunAmerica Series Trust SA Emerging Markets Equity Index, Class 1	2,904,456	40,110,533
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1†	12,105,926	187,036,560
SunAmerica Series Trust SA International Index Portfolio, Class 1	12,439,282	134,095,458
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	4,326,419	34,827,670
SunAmerica Series Trust SA JPMorgan Global Equities Portfolio, Class 1	9,841,867	191,129,060
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	20,898,439	210,029,308

482

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) —(continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# (continued)
International Equity Investment Companies (continued)
SunAmerica Series Trust SA Templeton Foreign Value Portfolio, Class 1	12,403,540	$167,571,824

Total International Equity Investment Companies (cost $1,119,364,179)		1,148,762,734

International Fixed Income Investment Companies — 0.3%
SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio, Class 1 (cost $38,166,607)	3,455,232	38,249,419

Total Affiliated Registered Investment Companies (cost $8,755,257,999)		9,438,597,096

U.S. GOVERNMENT TREASURIES — 15.4%
United States Treasury Bonds — 0.4%
6.13% due 11/15/2027	$17,066,000	22,487,788
6.38% due 08/15/2027	16,086,000	21,343,483

		43,831,271

United States Treasury Notes — 15.0%
1.50% due 08/15/2026(1)	42,721,600	41,490,016
2.00% due 11/15/2026(1)	180,091,700	180,767,044
2.25% due 02/15/2027	182,615,500	186,389,078
2.25% due 08/15/2027(1)	137,523,500	140,376,039
2.25% due 11/15/2027	130,624,300	133,277,606
2.38% due 05/15/2027	148,582,000	153,074,285
2.38% due 05/15/2029	152,525,000	157,291,406
2.63% due 02/15/2029	154,587,800	162,649,312
2.75% due 02/15/2028	92,391,300	97,920,342
2.88% due 05/15/2028	154,664,500	165,575,598
2.88% due 08/15/2028	152,956,000	163,907,888

Security Description	Shares/ Principal Amount	Value (Note 2)
United States Treasury Notes (continued)
3.13% due 11/15/2028	$155,906,100	$170,522,297

		1,753,240,911

Total U.S. Government Treasuries (cost $1,718,908,978)		1,797,072,182

OPTIONS - PURCHASED — 0.9%
Over the Counter Put Options - Purchased(4) (cost $125,927,550)	2,990,000	104,247,285

Total Long-Term Investment Securities (cost $10,600,094,527)		11,339,916,563

SHORT-TERM INVESTMENT SECURITIES — 3.7%
Registered Investment Companies — 3.7%
AllianceBernstein Government STIF Portfolio, Class AB 2.42%(2) (cost $438,678,845)	438,678,845	438,678,845

TOTAL INVESTMENTS (cost $11,038,773,372)(3)	100.7%	11,778,595,408
Liabilities in excess of other assets	(0.7)	(78,062,397)

NET ASSETS	100.0%	$11,700,533,011

†	Non-income producing security
@	The SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust, Anchor Series Trust, and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 8

STIF — Short Term Index Fund

(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	The rate shown is the 7-day yield as of July 31, 2019.
(3)	See Note 3 for cost of investments on a tax basis.

(4)	Purchased Options:

Over the Counter Put Options — Purchased

Issue	Counterparty	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at July 31, 2019	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	CitiBank N.A.	December 2019	$2,500	200,000	$596,076,000	$9,185,160	$4,026,938	$(5,158,222)
S&P 500 Index	UBS AG	December 2019	2,500	650,000	1,937,247,000	25,208,755	13,087,547	(12,121,208)
S&P 500 Index	CitiBank N.A.	December 2019	2,500	10,000	29,803,800	406,000	201,347	(204,653)
S&P 500 Index	CitiBank N.A.	December 2019	2,500	40,000	119,215,200	1,745,236	805,387	(939,849)
S&P 500 Index	JPMorgan Chase Bank	December 2019	2,500	20,000	59,607,600	708,000	402,694	(305,306)
S&P 500 Index	JPMorgan Chase Bank	December 2019	2,500	50,000	149,019,000	1,434,000	1,006,734	(427,266)
S&P 500 Index	Goldman Sachs International	January 2020	2,575	740,000	2,205,481,200	29,585,496	23,846,917	(5,738,579)
S&P 500 Index	CitiBank N.A.	January 2020	2,575	110,000	327,841,800	5,093,550	3,544,812	(1,548,738)
S&P 500 Index	Goldman Sachs International	January 2020	2,575	140,000	417,253,200	4,604,740	4,511,579	(93,161)
S&P 500 Index	JPMorgan Chase Bank	January 2020	2,575	100,000	298,038,000	3,173,700	3,222,556	48,856
S&P 500 Index	CitiBank N.A.	March 2020	2,625	400,000	1,192,152,000	19,721,280	21,329,365	1,608,085
S&P 500 Index	USB AG	March 2020	2,625	530,000	1,579,601,400	25,061,633	28,261,409	3,199,776

						$125,927,550	$104,247,285	$(21,680,265)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

483

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) —(continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

22,100	Long	S&P 500 E-Mini Index	September 2019	$3,237,810,896	$3,295,441,500	$57,630,604

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$9,438,597,096	$—	$—	$9,438,597,096
U.S. Government Treasuries	—	1,797,072,182	—	1,797,072,182
Options-Purchased	—	104,247,285	—	104,247,285
Short-Term Investment Securities	438,678,845	—	—	438,678,845

Total Investments at Value	$9,877,275,941	$1,901,319,467	$—	$11,778,595,408

Other Financial Instruments:†
Futures Contracts	$57,630,604	$—	$—	$57,630,604

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

484

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio

PORTFOLIO PROFILE — July 31, 2019 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	55.2%
Domestic Fixed Income Investment Companies	15.5
United States Treasury Notes	15.0
International Equity Investment Companies	9.7
Registered Investment Companies	3.1
Options Purchased	0.9
International Fixed Income Investment Companies	0.8
United States Treasury Bonds	0.4

100.6%

*	Calculated as a percentage of net assets

485

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 81.2%
Domestic Equity Investment Companies — 55.2%
Anchor Series Trust SA Wellington Capital Appreciation Portfolio, Class 1	694,255	$36,281,782
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	5,185,640	95,208,353
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	10,916,970	167,902,995
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	16,750,199	263,648,135
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	3,880,373	79,314,832
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	2,624,058	42,719,659
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	9,804,378	133,241,491
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	4,226,166	207,589,298
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	5,492,001	78,206,088
SunAmerica Series Trust SA Dogs of Wall Street Portfolio, Class 1	10,766,482	156,006,322
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	2,131,432	29,072,727
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	1,673,555	33,504,571
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	2,516,752	25,545,035
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	8,992,401	144,328,033
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	6,217,396	230,851,931
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	3,289,966	66,786,304
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	5,553,554	96,853,985
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	20,442,497	490,415,506
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	4,779,315	77,950,625
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	8,083,097	172,574,120
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	11,240,546	157,142,826
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	10,139,265	258,956,826
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	4,237,922	47,888,516
SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio, Class 1	10,793,189	257,957,223

Security Description	Shares	Value (Note 2)
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	4,110,524	$46,037,869

Total Domestic Equity Investment Companies (cost $3,035,746,514)		3,395,985,052

Domestic Fixed Income Investment Companies — 15.5%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	9,603,408	149,140,924
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	10,488,030	126,275,878
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	7,609,760	74,271,258
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	3,595,084	38,719,060
SunAmerica Series Trust SA Federated Corporate Bond Portfolio, Class 1	9,657,338	132,981,544
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	7,870,228	82,873,504
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	6,300,592	64,455,055
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	27,023,667	251,049,864
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	5,312,246	30,545,415

Total Domestic Fixed Income Investment Companies (cost $922,735,554)		950,312,502

International Equity Investment Companies — 9.7%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	9,580,710	86,801,235
SunAmerica Series Trust SA Emerging Markets Equity Index, Class 1	1,969,808	27,203,042
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1†	4,782,754	73,893,546
SunAmerica Series Trust SA International Index Portfolio, Class 1	6,381,799	68,795,795
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	1,880,358	15,136,882
SunAmerica Series Trust SA JPMorgan Global Equities Portfolio, Class 1	4,832,391	93,845,030
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	3,753,783	37,725,522
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	8,350,523	81,000,074
SunAmerica Series Trust SA Templeton Foreign Value Portfolio, Class 1	8,339,668	112,668,921

Total International Equity Investment Companies (cost $596,988,983)		597,070,047

486

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# (continued)
International Fixed Income Investment Companies — 0.8%
SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio, Class 1 (cost $50,995,216)	4,475,871	49,547,890

Total Affiliated Registered Investment Companies (cost $4,606,466,267)		4,992,915,491

U.S. GOVERNMENT TREASURIES — 15.4%
United States Treasury Bonds — 0.4%
6.13% due 11/15/2027	$9,218,000	12,146,516
6.38% due 08/15/2027	9,410,000	12,485,526

		24,632,042

United States Treasury Notes — 15.0%
1.50% due 08/15/2026(1)	16,299,400	15,829,519
2.00% due 11/15/2026(1)	94,580,800	94,935,478
2.25% due 02/15/2027(1)	100,122,000	102,190,927
2.25% due 08/15/2027	66,322,900	67,698,582
2.25% due 11/15/2027	69,181,000	70,586,239
2.38% due 05/15/2027	78,917,000	81,303,006
2.38% due 05/15/2029	83,645,000	86,258,906
2.63% due 02/15/2029	74,170,000	78,037,850
2.75% due 02/15/2028	79,131,800	83,867,344
2.88% due 05/15/2028	60,698,700	64,980,804
2.88% due 08/15/2028	82,722,300	88,645,346
3.13% due 11/15/2028	83,073,500	90,861,641

		925,195,642

Total U.S. Government Treasuries (cost $908,709,193)		949,827,684

Security Description	Shares	Value (Note 2)
OPTIONS - PURCHASED — 0.9%
Over the Counter Put Options - Purchased(4) (cost $66,375,683)	1,570,000	$55,640,487

Total Long-Term Investment Securities (cost $5,581,551,143)		5,998,383,662

SHORT-TERM INVESTMENT SECURITIES — 3.1%
Registered Investment Companies — 3.1%
AllianceBernstein Government Portfolio, Class AB 2.42%(2) (cost $187,329,249)	187,329,249	187,329,249

TOTAL INVESTMENTS (cost $5,768,880,392)(3)	100.6%	6,185,712,911
Liabilities in excess of other assets	(0.6)	(35,057,400)

NET ASSETS	100.0%	$6,150,655,511

@	The SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust, Anchor Series Trust, and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 8
†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	The rate shown is the 7-day yield as of July 31, 2019.
(3)	See Note 3 for cost of investments on a tax basis.
(4)	Options — Purchased:

Over the Counter Put Options - Purchased

Issue	Counterparty	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at July 31, 2019	Unrealized Appreciation (Depreciation)
S&P 500 Index	Citibank, N.A.	December 2019	$2,500	100,000	$298,038,000	$4,592,580	$2,013,469	$(2,579,111)
S&P 500 Index	Citibank, N.A.	December 2019	2,500	10,000	29,803,800	406,000	201,347	(204,653)
S&P 500 Index	Citibank, N.A.	December 2019	2,500	10,000	29,803,800	436,309	201,347	(234,962)
S&P 500 Index	Citibank, N.A.	December 2019	2,500	10,000	29,803,800	348,000	201,347	(146,653)
S&P 500 Index	Citibank, N.A.	January 2020	2,575	70,000	208,626,600	3,241,350	2,255,789	(985,561)
S&P 500 Index	Citibank, N.A.	March 2020	2,625	200,000	596,076,000	9,860,640	10,664,682	804,042
S&P 500 Index	Goldman Sachs International	January 2020	2,575	360,000	1,072,936,800	14,392,944	11,601,203	(2,791,741)
S&P 500 Index	Goldman Sachs International	January 2020	2,575	70,000	208,626,600	2,302,370	2,255,789	(46,581)
S&P 500 Index	JPMorgan Chase Bank	December 2019	2,500	20,000	59,607,600	573,600	402,694	(170,906)
S&P 500 Index	JPMorgan Chase Bank	January 2020	2,575	60,000	178,822,800	1,904,220	1,933,534	29,314
S&P 500 Index	UBS AG	December 2019	2,500	340,000	1,013,329,200	13,186,118	6,845,794	(6,340,324)
S&P 500 Index	UBS AG	March 2020	2,625	320,000	953,721,600	15,131,552	17,063,492	1,931,940

						$66,375,683	$55,640,487	$(10,735,196)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

487

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

8,200	Long	S&P 500 E-Mini Index	September 2019	$1,207,207,417	$1,222,743,000	$15,535,583

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$4,992,915,491	$—	$—	$4,992,915,491
U.S. Government Treasuries	—	949,827,684	—	949,827,684
Options—Purchased	—	55,640,487	—	55,640,487
Short-Term Investment Securities	187,329,249	—	—	187,329,249

Total Investments at Value	$5,180,244,740	$1,005,468,171	$—	$6,185,712,911

Other Financial Instruments:†
Futures Contracts	$15,535,583	$—	$—	$15,535,583

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

488

SunAmerica Series Trust SA VCP Index Allocation Portfolio

PORTFOLIO PROFILE — July 31, 2019 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	48.8%
Domestic Fixed Income Investment Companies	24.2
Registered Investment Companies	17.2
International Equity Investment Companies	8.4
U.S. Government Treasuries	1.6
Options Purchased	0.2

100.4%

*	Calculated as a percentage of net assets

489

SunAmerica Series Trust SA VCP Index Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 81.4%
Domestic Equity Investment Companies — 48.8%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	4,936,446	$118,425,345
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	1,802,816	20,371,822
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,115,456	12,493,104

Total Domestic Equity Investment Companies (cost $146,464,429)		151,290,271

Domestic Fixed Income Investment Companies — 24.2%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	4,401,835	46,351,325
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	2,788,506	28,526,414

Total Domestic Fixed Income Investment Companies (cost $71,910,584)		74,877,739

International Equity Investment Companies — 8.4%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $26,052,634)	2,404,012	25,915,246

Total Affiliated Registered Investment Companies (cost $244,427,647)		252,083,256

OPTIONS - PURCHASED — 0.2%
Exchange-Traded Put Options-Purchased(1) (cost $1,276,638)	506	655,270

Total Long-Term Investment Securities (cost $245,704,285)		252,738,526

Security Description	Shares/ Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 18.8%
Registered Investment Companies — 17.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.26%(2)	53,324,090	$53,324,090
T. Rowe Price Treasury Reserve Fund 2.36%(2)	1,035	1,035

		53,325,125

U.S. Government Treasuries — 1.6%
United States Treasury Bills 2.15% due 11/07/2019(3)	$5,060,000	5,031,897

Total Short-Term Investment Securities (cost $58,355,786)		58,357,022

TOTAL INVESTMENTS (cost $304,060,071)(4)	100.4%	311,095,548
Liabilities in excess of other assets	(0.4)	(1,142,722)

NET ASSETS	100.0%	$309,952,826

@	The SunAmerica Series Trust SA VCP Index Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/get prospectus.
#	See Note 8
(1)	Options — Purchased

Exchange-Traded Put Options - Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at July 31, 2019	Unrealized Appreciation (Depreciation)
S&P 500 Index	December 2019	$2,375	506	$150,807,228	$1,276,638	$655,270	$(621,368)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

(2)	The rate shown is the 7-day yield as of July 31, 2019.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 3 for cost of investments on a tax basis.

490

SunAmerica Series Trust SA VCP Index Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation

509	Long	S&P 500 E-Mini Index	September 2019	$73,693,328	$75,899,535	$2,206,207

81	Long	E-Mini Russell 2000 Index	September 2019	6,211,787	6,385,635	173,848

53	Long	S&P 400 E-Mini Index	September 2019	10,127,087	10,430,930	303,843

141	Long	MSCI EAFE Index	September 2019	13,248,674	13,291,365	42,691

						$2,726,589

						Unrealized (Depreciation)

61	Short	U.S. Treasury 10 Year Notes	September 2019	$7,639,991	$7,772,734	$(132,743)

14	Short	U.S. Treasury Long Bonds	September 2019	2,079,746	2,178,313	(98,567)

16	Short	U.S. Treasury Ultra Bonds	September 2019	2,705,188	2,841,000	(135,812)

63	Short	U.S. Treasury 5 Year Notes	September 2019	7,353,282	7,405,945	(52,663)

52	Short	U.S. Treasury 2 Year Notes	September 2019	11,128,325	11,149,125	(20,800)

						$(440,585)

		Net Unrealized Appreciation (Depreciation)				$2,286,004

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$252,083,256	$—	$—	$252,083,256
Options-Purchased	655,270	—	—	655,270
Short-Term Investment Securities:
Registered Investment Companies	53,325,125	—	—	53,325,125
U.S. Government Treasuries	—	5,031,897	—	5,031,897

Total Investments at Value	$306,063,651	$5,031,897	$—	$311,095,548

Other Financial Instruments:†
Futures Contracts	$2,726,589	$—	$—	$2,726,589

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$440,585	$—	$—	$440,585

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

491

SunAmerica Series Trust SA WellsCap Aggressive Growth Portfolio

PORTFOLIO PROFILE — July 31, 2019 — (unaudited)

Industry Allocation*

Computer Services	6.1%
Medical-Biomedical/Gene	5.4
Medical Products	5.4
Enterprise Software/Service	5.0
Computer Software	3.8
Commercial Services-Finance	3.7
Chemicals-Specialty	3.6
Non-Hazardous Waste Disposal	3.5
Internet Application Software	3.3
E-Commerce/Services	3.0
Retail-Restaurants	2.9
Schools	2.8
Distribution/Wholesale	2.6
Computers-Integrated Systems	2.4
Medical Labs & Testing Services	2.1
Drug Delivery Systems	2.0
E-Commerce/Products	2.0
Resorts/Theme Parks	1.9
Consulting Services	1.9
Health Care Cost Containment	1.9
Electric Products-Misc.	1.7
Retail-Apparel/Shoe	1.6
Machinery-General Industrial	1.6
Finance-Credit Card	1.6
Patient Monitoring Equipment	1.6
Instruments-Controls	1.5
Therapeutics	1.5
Aerospace/Defense	1.5
Environmental Consulting & Engineering	1.4
Entertainment Software	1.4
Office Automation & Equipment	1.4
Television	1.3
Transport-Truck	1.3
Security Services	1.3
Tools-Hand Held	1.3
Miscellaneous Manufacturing	1.3
Building & Construction-Misc.	1.2
Electronic Components-Semiconductors	1.2
Food-Misc./Diversified	1.2
Veterinary Diagnostics	1.2
Apparel Manufacturers	1.1
Building-Mobile Home/Manufactured Housing	1.0
Repurchase Agreements	1.0
Wireless Equipment	1.0
Retail-Misc./Diversified	1.0
Finance-Consumer Loans	0.6
Retail-Automobile	0.6
Medical-Drugs	0.5
Diversified Manufacturing Operations	0.4

100.6%

*	Calculated as a percentage of net assets

492

SunAmerica Series Trust SA WellsCap Aggressive Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.6%
Aerospace/Defense — 1.5%
Teledyne Technologies, Inc.†	6,960	$2,027,309

Apparel Manufacturers — 1.1%
Under Armour, Inc., Class C†	72,750	1,479,735

Building & Construction-Misc. — 1.2%
WillScot Corp.†	100,157	1,594,499

Building-Mobile Home/Manufactured Housing — 1.0%
Skyline Champion Corp.†	48,810	1,391,085

Chemicals-Specialty — 3.6%
Ingevity Corp.†	17,300	1,704,742
Rogers Corp.†	11,282	1,790,002
Univar, Inc.†	62,009	1,371,639

		4,866,383

Commercial Services-Finance — 3.7%
Euronet Worldwide, Inc.†	13,380	2,086,076
WEX, Inc.†	13,167	2,871,327

		4,957,403

Computer Services — 6.1%
Elastic NV†	24,070	2,378,838
EPAM Systems, Inc.†	12,878	2,495,628
Globant SA†	15,680	1,662,080
WNS Holdings, Ltd. ADR†	25,360	1,598,187

		8,134,733

Computer Software — 3.8%
Envestnet, Inc.†	20,320	1,451,051
InterXion Holding NV†	26,840	2,021,052
Twilio, Inc., Class A†	11,880	1,652,627

		5,124,730

Computers-Integrated Systems — 2.4%
Mercury Systems, Inc.†	23,050	1,879,036
NCR Corp.†	38,650	1,306,756

		3,185,792

Consulting Services — 1.9%
Booz Allen Hamilton Holding Corp.	36,810	2,530,687

Distribution/Wholesale — 2.6%
IAA, Inc.†	46,620	2,179,485
SiteOne Landscape Supply, Inc.†	17,446	1,288,736

		3,468,221

Diversified Manufacturing Operations — 0.4%
Carlisle Cos., Inc.	3,387	488,439

Drug Delivery Systems — 2.0%
DexCom, Inc.†	17,080	2,679,340

E-Commerce/Products — 2.0%
Etsy, Inc.†	26,200	1,755,924
Wayfair, Inc., Class A†	6,985	916,153

		2,672,077

E-Commerce/Services — 3.0%
Match Group, Inc.†	24,030	1,809,219
MercadoLibre, Inc.†	3,438	2,136,442

		3,945,661

Electric Products-Misc. — 1.7%
Littelfuse, Inc.	6,235	1,053,466

Security Description	Shares	Value (Note 2)
Electric Products-Misc. (continued)
Novanta, Inc.†	14,300	$1,202,487

		2,255,953

Electronic Components-Semiconductors — 1.2%
Lattice Semiconductor Corp.†	82,280	1,591,295

Enterprise Software/Service — 5.0%
Black Knight, Inc.†	43,720	2,768,351
Pluralsight, Inc., Class A†	57,070	1,751,478
Veeva Systems, Inc., Class A†	13,380	2,219,742

		6,739,571

Entertainment Software — 1.4%
Take-Two Interactive Software, Inc.†	15,209	1,863,407

Environmental Consulting & Engineering — 1.4%
Tetra Tech, Inc.	24,150	1,912,680

Finance-Consumer Loans — 0.6%
SLM Corp.	94,471	860,631

Finance-Credit Card — 1.6%
Pagseguro Digital, Ltd., Class A†	48,870	2,124,868

Food-Misc./Diversified — 1.2%
Lamb Weston Holdings, Inc.	23,090	1,549,801

Health Care Cost Containment — 1.9%
HealthEquity, Inc.†	30,392	2,491,536

Instruments-Controls — 1.5%
Woodward, Inc.	18,450	2,067,138

Internet Application Software — 3.3%
Okta, Inc.†	15,010	1,963,758
Zendesk, Inc.†	28,500	2,381,460

		4,345,218

Machinery-General Industrial — 1.6%
Middleby Corp.†	16,150	2,170,237

Medical Labs & Testing Services — 2.1%
Catalent, Inc.†	32,420	1,831,406
Invitae Corp.†	36,516	981,915

		2,813,321

Medical Products — 5.4%
ABIOMED, Inc.†	4,600	1,281,376
Haemonetics Corp.†	18,110	2,210,869
ICU Medical, Inc.†	7,960	2,025,342
iRhythm Technologies, Inc.†	20,020	1,664,463

		7,182,050

Medical-Biomedical/Gene — 5.4%
Bio-Rad Laboratories, Inc., Class A†	5,280	1,662,672
CRISPR Therapeutics AG†	15,895	805,718
Exact Sciences Corp.†	22,280	2,564,651
Immunomedics, Inc.†	32,470	478,932
Precision BioSciences, Inc.†	27,085	348,584
Twist Bioscience Corp.†	19,241	648,806
Zai Lab, Ltd. ADR†	22,564	724,756

		7,234,119

Medical-Drugs — 0.5%
Turning Point Therapeutics, Inc.†	15,998	637,360

Miscellaneous Manufacturing — 1.3%
AptarGroup, Inc.	13,900	1,682,178

493

SunAmerica Series Trust SA WellsCap Aggressive Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Non-Hazardous Waste Disposal — 3.5%
Casella Waste Systems, Inc., Class A†	40,532	$1,767,195
Waste Connections, Inc.	31,961	2,899,502

		4,666,697

Office Automation & Equipment — 1.4%
Zebra Technologies Corp., Class A†	8,800	1,855,832

Patient Monitoring Equipment — 1.6%
Insulet Corp.†	17,250	2,120,715

Resort/Theme Parks — 1.9%
Vail Resorts, Inc.	10,562	2,603,744

Retail-Apparel/Shoe — 1.6%
Burlington Stores, Inc.†	12,115	2,189,786

Retail-Automobile — 0.6%
Carvana Co.†	12,890	819,288

Retail-Misc./Diversified — 1.0%
Five Below, Inc.†	11,630	1,366,060

Retail-Restaurants — 2.9%
Chipotle Mexican Grill, Inc.†	2,680	2,132,020
Domino’s Pizza, Inc.	7,320	1,789,960

		3,921,980

Schools — 2.8%
Adtalem Global Education, Inc.†	24,750	1,172,407
Bright Horizons Family Solutions, Inc.†	16,951	2,577,739

		3,750,146

Security Services — 1.3%
Brink’s Co.	19,130	1,724,761

Television — 1.3%
World Wrestling Entertainment, Inc., Class A	24,670	1,795,483

Therapeutics — 1.5%
Mirati Therapeutics, Inc.†	6,940	734,252

Security Description	Shares/ Principal Amount	Value (Note 2)
Therapeutics (continued)
Sarepta Therapeutics, Inc.†	8,820	$1,312,857

		2,047,109

Tools-Hand Held — 1.3%
MSA Safety, Inc.	16,040	1,689,814

Transport-Truck — 1.3%
Saia, Inc.†	23,450	1,789,235

Veterinary Diagnostics — 1.2%
Elanco Animal Health, Inc.†	46,658	1,537,848

Wireless Equipment — 1.0%
Motorola Solutions, Inc.	8,250	1,369,170

Total Long-Term Investment Securities (cost $97,297,735)		133,315,125

REPURCHASE AGREEMENTS — 1.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 07/31/2019, to be repurchased 08/01/2019 in the amount of $1,390,019 and collateralized by $1,355,000 of United States Treasury Notes, bearing interest at 2.88% due 11/30/2023 and having an approximate value of $1,419,514 (cost $1,390,000)	$1,390,000	$1,390,000

TOTAL INVESTMENTS (cost $98,687,735)(1)	100.6%	134,705,125
Liabilities in excess of other assets	(0.6)	(819,882)

NET ASSETS	100.0%	$133,885,243

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$133,315,125	$—	$—	$133,315,125
Repurchase Agreements	—	1,390,000	—	1,390,000

Total Investments at Value	$133,315,125	$1,390,000	$—	$134,705,125

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

494

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2019 — (unaudited)

	SA AB Growth	SA AB Small & Mid Cap Value	SA BlackRock VCP Global Multi Asset	SA Columbia Technology	SA DFA Ultra Short Bond
ASSETS:
Investments at value (unaffiliated)*	$1,482,394,848	$494,914,302	$606,963,887	$78,608,949	$403,668,794
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	2,501,000	—
Cash	135,063,487	7,352,470	171,479,201	888	—
Foreign cash*	—	—	1,468,742	—	—
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	12,764,016	—	—
Receivable for:
Fund shares sold	86,437	2,688	—	49	307,078
Dividends and interest	259,071	86,372	3,163,066	35	1,428,216
Investments sold	4,300,267	861,342	2,085,604	476,066	602,063
Investments sold on an extended settlement basis	—	—	198,938	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	12,936	16,337	6,834	11,245	9,108
Due from investment adviser for expense reimbursements/fee waivers	—	—	22,618	12,542	—
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	—	—	56,781	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	695,483	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	1,622,117,046	503,233,511	798,905,170	81,610,774	406,015,259

LIABILITIES:
Payable for:
Fund shares redeemed	451,744	171,163	138,287	38,135	468,636
Investments purchased	6,379,777	10,261	11,072,605	1,419,874	1,997,770
Investments purchased on an extended settlement basis	—	—	374,123	—	—
Reverse repurchase agreements	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Interest on forward sales contracts	—	—	—	—	—
Investment advisory and management fees	837,613	397,028	572,379	66,362	156,468
Service fees — Class 2	10,338	1,325	—	649	1,942
Service fees — Class 3	91,306	88,437	167,795	12,359	40,455
Transfer agent fees	91	394	187	413	975
Trustees’ fees and expenses	—	6,575	8,355	—	4,302
Other accrued expenses	158,163	112,856	212,416	50,276	96,196
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	1,649,287	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Forward sales contracts, at value#	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	1,493,626	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	7,929,032	788,039	15,689,060	1,588,068	2,766,744

Net Assets	$1,614,188,014	$502,445,472	$783,216,110	$80,022,706	$403,248,515

* Cost
Investments (unaffiliated)	$1,211,234,113	$484,278,356	$584,782,922	$60,514,708	$403,240,958

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$—	$1,485,651	$—	$—

# Proceeds from forward sales contracts	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

495

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2019 — (unaudited)

	SA AB Growth	SA AB Small & Mid Cap Value	SA BlackRock VCP Global Multi Asset	SA Columbia Technology	SA DFA Ultra Short Bond
NET ASSETS REPRESENTED BY:
Paid-in capital	$1,172,200,193	$465,794,888	$752,371,730	$47,381,679	$399,158,024
Total accumulated earnings (loss)	441,987,821	36,650,584	30,844,380	32,641,027	4,090,491

Net Assets	$1,614,188,014	$502,445,472	$783,216,110	$80,022,706	$403,248,515

Class 1 (unlimited shares authorized):
Net assets	$1,108,153,179	$78,230,271	$129,643	$15,153,349	$197,109,535
Shares of beneficial interest issued and outstanding	22,557,873	5,494,722	11,651	2,015,179	18,303,896
Net asset value, offering and redemption price per share	$49.12	$14.24	$11.13	$7.52	$10.77

Class 2 (unlimited shares authorized):
Net assets	$78,901,496	$10,340,713	$—	$5,200,401	$15,024,955
Shares of beneficial interest issued and outstanding	1,620,465	726,332	—	715,284	1,413,327
Net asset value, offering and redemption price per share	$48.69	$14.24	$—	$7.27	$10.63

Class 3 (unlimited shares authorized):
Net assets	$427,133,339	$413,874,488	$783,086,467	$59,668,956	$191,114,025
Shares of beneficial interest issued and outstanding	8,894,722	29,343,570	70,358,383	8,387,135	18,138,410
Net asset value, offering and redemption price per share	$48.02	$14.10	$11.13	$7.11	$10.54

See Notes to Financial Statements

496

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2019 — (unaudited)

	SA Dogs of Wall Street	SA Emerging Markets Equity Index	SA Federated Corporate Bond	SA Fidelity Institutional AM® International Growth†	SA Fidelity Institutional AM® Real Estate
ASSETS:
Investments at value (unaffiliated)*	$357,547,859	$74,912,687	$1,451,171,682	$279,211,086	$264,802,959
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	1,491,000	—	—	—	—
Cash	476	10,796,300	6,519,694	3,750,286	1,379,127
Foreign cash*	—	1,876,444	—	315,943	—
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	5	2,009,375	—	—
Receivable for:
Fund shares sold	59,397	42,341	19,084	8,039	—
Dividends and interest	820,340	311,143	17,474,182	104,744	72,718
Investments sold	—	—	247,854	579,060	564,211
Investments sold on an extended settlement basis	—	—	359,402	1,015,117	—
Written options	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	6,638	2,346	7,763	—	10,155
Due from investment adviser for expense reimbursements/fee waivers	—	50,662	—	11,097	—
Deferred offering costs	—	—	—	30,964	—
Variation margin on futures contracts	—	—	322,344	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	359,925,710	87,991,928	1,478,131,380	285,026,336	266,829,170

LIABILITIES:
Payable for:
Fund shares redeemed	69,410	29,055	519,065	95,311	153,192
Investments purchased	—	—	793,046	4,129,347	81,221
Investments purchased on an extended settlement basis	—	—	2,575,156	—	—
Reverse repurchase agreements	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Interest on forward sales contracts	—	—	—	—	—
Investment advisory and management fees	185,083	34,250	645,479	185,154	175,424
Service fees — Class 2	776	—	2,328	—	626
Service fees — Class 3	34,845	333	172,075	85	38,236
Transfer agent fees	498	—	720	151	439
Trustees’ fees and expenses	3,987	396	17,768	842	3,107
Other accrued expenses	72,559	243,995	337,026	100,741	72,959
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	152,100	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Forward sales contracts, at value#	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	367,158	460,129	5,062,663	4,511,631	525,204

Net Assets	$359,558,552	$87,531,799	$1,473,068,717	$280,514,705	$266,303,966

* Cost
Investments (unaffiliated)	$336,268,656	$78,937,145	$1,390,156,998	$270,012,151	$234,586,275

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$1,889,362	$—	$317,381	$—

# Proceeds from forward sales contracts	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

†	See Note 1

See Notes to Financial Statements

497

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2019 — (unaudited)

	SA Dogs of Wall Street	SA Emerging Markets Equity Index	SA Federated Corporate Bond	SA Fidelity Institutional AM® International Growth†	SA Fidelity Institutional AM® Real Estate
NET ASSETS REPRESENTED BY:
Paid-in capital	$271,435,819	$94,745,686	$1,319,590,374	$270,178,291	$228,407,144
Total accumulated earnings (loss)	88,122,733	(7,213,887)	153,478,343	10,336,414	37,896,822

Net Assets	$359,558,552	$87,531,799	$1,473,068,717	$280,514,705	$266,303,966

Class 1 (unlimited shares authorized):
Net assets	$190,854,773	$85,941,757	$642,015,449	$280,072,959	$83,069,345
Shares of beneficial interest issued and outstanding	13,168,658	6,223,207	46,625,048	18,129,815	6,091,414
Net asset value, offering and redemption price per share	$14.49	$13.81	$13.77	$15.45	$13.64

Class 2 (unlimited shares authorized):
Net assets	$6,009,099	$—	$18,328,129	$—	$4,868,497
Shares of beneficial interest issued and outstanding	415,750	—	1,332,534	—	358,236
Net asset value, offering and redemption price per share	$14.45	$—	$13.75	$—	$13.59

Class 3 (unlimited shares authorized):
Net assets	$162,694,680	$1,590,042	$812,725,139	$441,746	$178,366,124
Shares of beneficial interest issued and outstanding	11,359,842	115,335	59,506,919	28,585	13,232,270
Net asset value, offering and redemption price per share	$14.32	$13.79	$13.66	$15.45	$13.48

†	See Note 1

See Notes to Financial Statements

498

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2019 — (unaudited)

	SA Fixed Income Index	SA Fixed Income Intermediate Index	SA Franklin Small Company Value	SA Global Index Allocation 60/40	SA Global Index Allocation 75/25
ASSETS:
Investments at value (unaffiliated)*	$490,073,702	$316,513,469	$321,312,151	$—	$—
Investments at value (affiliated)*	—	—	—	27,713,589	31,081,180
Repurchase agreements (cost approximates value)	3,322,000	1,513,000	499,000	—	—
Cash	590	961	654	—	—
Foreign cash*	—	—	—	—	—
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	351,167	185,639	3,565	9,343	—
Dividends and interest	3,421,440	1,963,887	164,594	—	—
Investments sold	—	—	2,105,744	—	5,305
Investments sold on an extended settlement basis	—	—	—	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	2,608	2,526	6,645	2,337	2,338
Due from investment adviser for expense reimbursements/fee waivers	20,956	16,296	26,363	7,277	6,931
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	497,192,463	320,195,778	324,118,716	27,732,546	31,095,754

LIABILITIES:
Payable for:
Fund shares redeemed	124,379	77,550	138,544	389	4,923
Investments purchased	—	—	1,176,104	8,572	—
Investments purchased on an extended settlement basis	—	—	—	—	—
Reverse repurchase agreements	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Interest on forward sales contracts	—	—	—	—	—
Investment advisory and management fees	125,608	81,133	263,077	2,368	2,635
Service fees — Class 2	—	—	—	—	—
Service fees — Class 3	3,438	3,025	40,168	5,898	6,555
Transfer agent fees	642	583	459	—	—
Trustees’ fees and expenses	2,040	2,194	4,105	95	390
Other accrued expenses	150,244	103,016	92,157	47,267	45,917
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Forward sales contracts, at value#	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	406,351	267,501	1,714,614	64,589	60,420

Net Assets	$496,786,112	$319,928,277	$322,404,102	$27,667,957	$31,035,334

* Cost
Investments (unaffiliated)	$472,188,417	$311,244,286	$303,902,784	$—	$—

Investments (affiliated)	$—	$—	$—	$26,843,207	$30,215,281

Foreign cash	$—	$—	$—	$—	$—

# Proceeds from forward sales contracts	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

499

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2019 — (unaudited)

	SA Fixed Income Index	SA Fixed Income Intermediate Index	SA Franklin Small Company Value	SA Global Index Allocation 60/40	SA Global Index Allocation 75/25
NET ASSETS REPRESENTED BY:
Paid-in capital	$473,300,182	$311,767,553	$250,400,327	$26,948,116	$30,407,748
Total accumulated earnings (loss)	23,485,930	8,160,724	72,003,775	719,841	627,586

Net Assets	$496,786,112	$319,928,277	$322,404,102	$27,667,957	$31,035,334

Class 1 (unlimited shares authorized):
Net assets	$479,858,379	$305,069,527	$131,493,014	$105,329	$151,921
Shares of beneficial interest issued and outstanding	45,549,021	29,817,651	6,569,069	6,884	10,005
Net asset value, offering and redemption price per share	$10.53	$10.23	$20.02	$15.30	$15.18

Class 2 (unlimited shares authorized):
Net assets	$—	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	—	—	—	—	—
Net asset value, offering and redemption price per share	$—	$—	$—	$—	$—

Class 3 (unlimited shares authorized):
Net assets	16,927,733	14,858,750	$190,911,088	$27,562,628	$30,883,413
Shares of beneficial interest issued and outstanding	1,609,692	1,454,607	9,646,216	1,801,229	2,033,021
Net asset value, offering and redemption price per share	$10.52	$10.21	$19.79	$15.30	$15.19

See Notes to Financial Statements

500

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2019 — (unaudited)

	SA Global Index Allocation 90/10	SA Goldman Sachs Global Bond	SA Goldman Sachs Multi-Asset Insights	SA Index Allocation 60/40	SA Index Allocation 80/20
ASSETS:
Investments at value (unaffiliated)*	$—	$395,146,964	$28,190,117	$—	$—
Investments at value (affiliated)*	114,011,605	—	—	111,764,370	215,816,976
Repurchase agreements (cost approximates value)	—	—	—	—	—
Cash	—	21,021	4	—	—
Foreign cash*	—	91,489	91,435	—	—
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	2,613,953	136,990	—	—
Receivable for:
Fund shares sold	394,673	2,313	190,729	73,080	892,571
Dividends and interest	—	1,752,628	33,305	—	—
Investments sold	—	2,196,901	313,114	—	—
Investments sold on an extended settlement basis	—	4,668,152	—	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	65,958	6,844	—	—
Prepaid expenses and other assets	2,339	6,984	2,386	2,384	2,390
Due from investment adviser for expense reimbursements/fee waivers	—	—	9,463	—	—
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	—	158,773	4,750	—	—
Unrealized appreciation on forward foreign currency contracts	—	1,784,309	—	—	—
Swap premiums paid	—	4,226,491	99,970	—	—
Unrealized appreciation on swap contracts	—	2,558,507	5,137	—	—

Total assets	114,408,617	415,294,443	29,084,244	111,839,834	216,711,937

LIABILITIES:
Payable for:
Fund shares redeemed	1,010	78,740	109	1,137	3,491
Investments purchased	393,281	726,321	319,539	71,560	888,698
Investments purchased on an extended settlement basis	—	4,662,940	—	—	—
Reverse repurchase agreements	—	—	—	—	—
Payments on swap contracts	—	71,704	—	—	—
Interest on forward sales contracts	—	—	—	—	—
Investment advisory and management fees	9,529	210,627	16,903	9,303	18,125
Service fees — Class 2	—	681	—	—	—
Service fees — Class 3	23,697	60,029	6,012	23,225	44,981
Transfer agent fees	—	562	170	190	150
Trustees’ fees and expenses	—	4,970	1,130	—	104
Other accrued expenses	45,152	422,647	27,987	24,900	30,484
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	62,532	6,435	—	—
Due to investment adviser from expense recoupment	912	—	—	623	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Forward sales contracts, at value#	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	1,353,380	—	—	—
Swap premiums received	—	2,336,655	5,184	—	—
Unrealized depreciation on swap contracts	—	2,453,077	—	—	—

Total liabilities	473,581	12,444,865	383,469	130,938	986,033

Net Assets	$113,935,036	$402,849,578	$28,700,775	$111,708,896	$215,725,904

* Cost
Investments (unaffiliated)	$—	$384,068,649	$27,451,934	$—	$—

Investments (affiliated)	$111,927,759	$—	$—	$107,414,138	$206,810,401

Foreign cash	$—	$80,714	$92,840	$—	$—

# Proceeds from forward sales contracts	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

501

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2019 — (unaudited)

	SA Global Index Allocation 90/10	SA Goldman Sachs Global Bond	SA Goldman Sachs Multi-Asset Insights	SA Index Allocation 60/40	SA Index Allocation 80/20
NET ASSETS REPRESENTED BY:
Paid-in capital	$112,162,917	$416,084,033	$27,799,138	$106,823,950	$205,046,952
Total accumulated earnings (loss)	1,772,119	(13,234,455)	901,637	4,884,946	10,678,952

Net Assets	$113,935,036	$402,849,578	$28,700,775	$111,708,896	$215,725,904

Class 1 (unlimited shares authorized):
Net assets	$581,857	$116,470,495	$114,466	$158,501	$1,558,736
Shares of beneficial interest issued and outstanding	38,679	10,520,543	10,982	13,949	133,718
Net asset value, offering and redemption price per share	$15.04	$11.07	$10.42	$11.36	$11.66

Class 2 (unlimited shares authorized):
Net assets	$—	$5,319,512	$—	$—	$—
Shares of beneficial interest issued and outstanding	—	485,258	—	—	—
Net asset value, offering and redemption price per share	$—	$10.96	$—	$—	$—

Class 3 (unlimited shares authorized):
Net assets	$113,353,179	$281,059,571	$28,586,309	$111,550,395	$214,167,168
Shares of beneficial interest issued and outstanding	7,532,238	25,919,380	2,746,521	9,810,326	18,355,731
Net asset value, offering and redemption price per share	$15.05	$10.84	$10.41	$11.37	$11.67

See Notes to Financial Statements

502

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2019 — (unaudited)

	SA Index Allocation 90/10	SA International Index	SA Invesco Growth Opportunities	SA Invesco VCP Equity-Income	SA Janus Focused Growth
ASSETS:
Investments at value (unaffiliated)*	$—	$421,431,595	$309,971,473	$1,454,326,827	$400,721,467
Investments at value (affiliated)*	574,478,831	—	—	—	—
Repurchase agreements (cost approximates value)	—	12,069,000	—	—	—
Cash	—	537	7,923,440	94,108,579	—
Foreign cash*	—	4,904,348	—	2,037,047	—
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	—	452	—
Receivable for:
Fund shares sold	807,471	434,586	3,532	73,501	4,087
Dividends and interest	—	1,414,264	24,882	3,601,113	313,112
Investments sold	—	—	—	1,983,960	1,908,890
Investments sold on an extended settlement basis	—	—	—	8,301,953	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	2,345	2,632	10,684	13,714	7,777
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	127,906	66,225
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	2,094,428	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	575,288,647	440,256,962	317,934,011	1,566,669,480	403,021,558

LIABILITIES:
Payable for:
Fund shares redeemed	11,511	75,220	151,662	549,038	102,766
Investments purchased	795,578	—	637,854	2,835,796	—
Investments purchased on an extended settlement basis	—	—	—	7,261,341	—
Reverse repurchase agreements	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Interest on forward sales contracts	—	—	—	—	—
Investment advisory and management fees	48,323	151,649	198,275	1,118,071	290,674
Service fees — Class 2	—	—	392	—	1,180
Service fees — Class 3	120,395	480	31,494	329,424	27,285
Transfer agent fees	143	569	559	238	288
Trustees’ fees and expenses	1,417	1,968	3,353	17,516	3,913
Other accrued expenses	48,332	229,044	62,865	318,342	88,275
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	81,000	—	334,500	—
Due to investment adviser from expense recoupment	—	8,929	—	—	—
Due to custodian	—	—	—	—	650,841
Due to custodian for foreign cash	—	—	—	—	—
Due to broker	—	5,863	—	—	—
Forward sales contracts, at value#	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	69,723	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	1,025,699	554,722	1,086,454	12,833,989	1,165,222

Net Assets	$574,262,948	$439,702,240	$316,847,557	$1,553,835,491	$401,856,336

* Cost
Investments (unaffiliated)	$—	$409,625,955	$252,394,685	$1,333,950,782	$282,793,781

Investments (affiliated)	$552,614,574	$—	$—	$—	$—

Foreign cash	$—	$4,985,013	$—	$2,037,055	$—

# Proceeds from forward sales contracts	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

503

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2019 — (unaudited)

	SA Index Allocation 90/10	SA International Index	SA Invesco Growth Opportunities	SA Invesco VCP Equity-Income	SA Janus Focused Growth
NET ASSETS REPRESENTED BY:
Paid-in capital	$547,258,581	$424,074,224	$199,904,350	$1,404,780,141	$250,629,693
Total accumulated earnings (loss)	27,004,367	15,628,016	116,943,207	149,055,350	151,226,643

Net Assets	$574,262,948	$439,702,240	$316,847,557	$1,553,835,491	$401,856,336

Class 1 (unlimited shares authorized):
Net assets	$1,932,884	$437,359,885	$164,996,668	$338,765	$263,854,292
Shares of beneficial interest issued and outstanding	164,059	40,581,166	16,251,286	26,110	16,443,330
Net asset value, offering and redemption price per share	$11.78	$10.78	$10.15	$12.97	$16.05

Class 2 (unlimited shares authorized):
Net assets	$—	$—	$3,082,831	$—	$9,201,016
Shares of beneficial interest issued and outstanding	—	—	317,917	—	588,083
Net asset value, offering and redemption price per share	$—	$—	$9.70	$—	$15.65

Class 3 (unlimited shares authorized):
Net assets	$572,330,064	$2,342,355	$148,768,058	$1,553,496,726	$128,801,028
Shares of beneficial interest issued and outstanding	48,514,922	217,737	15,781,243	119,659,099	8,386,291
Net asset value, offering and redemption price per share	$11.80	$10.76	$9.43	$12.98	$15.36

See Notes to Financial Statements

504

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2019 — (unaudited)

	SA JPMorgan Diversified Balanced	SA JPMorgan Emerging Markets	SA JPMorgan Equity- Income	SA JPMorgan Global Equities	SA JPMorgan MFS Core Bond
ASSETS:
Investments at value (unaffiliated)*	$266,401,468	$215,770,121	$1,070,067,914	$361,745,276	$1,829,991,000
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	3,291,000	30,036,000
Cash	3,980,741	629,850	9,926,910	528	207,626
Foreign cash*	83,824	814,368	—	30,338	—
Cash collateral for futures contracts	201,000	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	80,613	—	—	—	—
Receivable for:
Fund shares sold	28,974	4,986	21,722	36	45,577
Dividends and interest	812,136	980,242	1,289,776	724,545	10,226,763
Investments sold	726,413	886,502	—	—	3,002,747
Investments sold on an extended settlement basis	—	—	—	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	12,837	9,063	11,527	9,166	8,635
Due from investment adviser for expense reimbursements/fee waivers	32,626	43,393	—	—	308,996
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	205,861	—	—	—	326,250
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	272,566,493	219,138,525	1,081,317,849	365,800,889	1,874,153,594

LIABILITIES:
Payable for:
Fund shares redeemed	20,498	78,255	364,457	226,800	546,718
Investments purchased	1,554,809	645,585	3,219,572	—	188,454
Investments purchased on an extended settlement basis	29,914	—	—	—	21,125,767
Reverse repurchase agreements	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Interest on forward sales contracts	—	—	—	—	—
Investment advisory and management fees	147,036	211,522	502,361	235,285	943,269
Service fees — Class 2	1,355	401	1,278	466	972
Service fees — Class 3	40,317	27,549	49,242	7,366	189,858
Transfer agent fees	562	672	719	525	719
Trustees’ fees and expenses	2,102	3,949	12,828	6,280	22,039
Other accrued expenses	228,301	525,897	197,783	141,895	497,447
Accrued foreign tax on capital gains	—	37,230	—	—	—
Variation margin on futures contracts	427,398	—	—	—	198,211
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	2,219	—	—	—	4
Forward sales contracts, at value#	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	2,454,511	1,531,060	4,348,240	618,617	23,713,458

Net Assets	$270,111,982	$217,607,465	$1,076,969,609	$365,182,272	$1,850,440,136

* Cost
Investments (unaffiliated)	$259,591,823	$192,856,482	$791,812,805	$323,648,366	$1,784,453,632

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$84,974	$836,260	$—	$31,333	$—

# Proceeds from forward sales contracts	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

505

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2019 — (unaudited)

	SA JPMorgan Diversified Balanced	SA JPMorgan Emerging Markets	SA JPMorgan Equity- Income	SA JPMorgan Global Equities	SA JPMorgan MFS Core Bond
NET ASSETS REPRESENTED BY:
Paid-in capital	$240,288,650	$232,477,381	$676,229,434	$278,292,022	$1,768,857,036
Total accumulated earnings (loss)	29,823,332	(14,869,916)	400,740,175	86,890,250	81,583,100

Net Assets	$270,111,982	$217,607,465	$1,076,969,609	$365,182,272	$1,850,440,136

Class 1 (unlimited shares authorized):
Net assets	$70,846,707	$87,894,937	$836,067,699	$327,805,517	$948,623,074
Shares of beneficial interest issued and outstanding	3,640,379	10,924,730	22,515,071	16,878,179	102,116,580
Net asset value, offering and redemption price per share	$19.46	$8.05	$37.13	$19.42	$9.29

Class 2 (unlimited shares authorized):
Net assets	$10,340,915	$3,079,236	$10,017,064	$3,584,787	$7,633,611
Shares of beneficial interest issued and outstanding	532,924	384,842	270,281	185,190	825,236
Net asset value, offering and redemption price per share	$19.40	$8.00	$37.06	$19.36	$9.25

Class 3 (unlimited shares authorized):
Net assets	$188,924,360	$126,633,292	$230,884,846	$33,791,968	$894,183,451
Shares of beneficial interest issued and outstanding	9,786,202	15,966,216	6,263,408	1,757,329	97,386,506
Net asset value, offering and redemption price per share	$19.31	$7.93	$36.86	$19.23	$9.18

See Notes to Financial Statements

506

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2019 — (unaudited)

	SA JPMorgan Mid-Cap Growth	SA Large Cap Growth Index	SA Large Cap Index	SA Large Cap Value Index	SA Legg Mason BW Large Cap Value
ASSETS:
Investments at value (unaffiliated)*	$388,100,453	$266,416,821	$2,235,798,835	$245,043,567	$1,364,817,505
Investments at value (affiliated)*	—	—	4,217,111	1,017,506	—
Repurchase agreements (cost approximates value)	15,966,000	—	95,451,000	—	—
Cash	916	250,857	—	144,073	—
Foreign cash*	—	—	—	—	—
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	279	—	—
Receivable for:
Fund shares sold	7,168	57,133	1,198,045	10,882	9,099
Dividends and interest	26,710	165,656	1,851,309	267,713	1,606,457
Investments sold	1,973,058	1,174,776	—	—	29,788,373
Investments sold on an extended settlement basis	1,625,686	—	—	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	12,625	19,945	—	2,361	23,976
Due from investment adviser for expense reimbursements/fee waivers	—	13,888	420,811	13,240	118,097
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	407,712,616	268,099,076	2,338,937,390	246,499,342	1,396,363,507

LIABILITIES:
Payable for:
Fund shares redeemed	164,426	90,126	529,136	77,573	738,705
Investments purchased	994,996	1,091,258	5,155,863	43,606	32,020,122
Investments purchased on an extended settlement basis	1,413,386	—	—	—	—
Reverse repurchase agreements	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Interest on forward sales contracts	—	—	—	—	—
Investment advisory and management fees	263,181	68,815	793,827	62,846	841,590
Service fees — Class 2	1,937	—	—	—	5,636
Service fees — Class 3	33,215	472	3,325	625	104,329
Transfer agent fees	835	—	477	—	794
Trustees’ fees and expenses	4,092	1,260	22,644	1,363	16,959
Other accrued expenses	94,602	113,333	402,060	107,011	264,096
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	4,500	1,002,000	6,000	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	17,593	3,915,871	7	—
Forward sales contracts, at value#	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	2,970,670	1,387,357	7,909,332	299,031	33,992,231

Net Assets	$404,741,946	$266,711,719	$2,331,028,058	$246,200,311	$1,362,371,276

* Cost
Investments (unaffiliated)	$305,297,483	$225,047,998	$1,482,118,086	$226,092,559	$1,167,539,349

Investments (affiliated)	$—	$—	$4,076,364	$1,023,133	$—

Foreign cash	$—	$—	$—	$—	$—

# Proceeds from forward sales contracts	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

507

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2019 — (unaudited)

	SA JPMorgan Mid-Cap Growth	SA Large Cap Growth Index	SA Large Cap Index	SA Large Cap Value Index	SA Legg Mason BW Large Cap Value
NET ASSETS REPRESENTED BY:
Paid-in capital	$254,673,909	$231,753,087	$1,537,031,930	$225,055,501	$976,286,152
Total accumulated earnings (loss)	150,068,037	34,958,632	793,996,128	21,144,810	386,085,124

Net Assets	$404,741,946	$266,711,719	$2,331,028,058	$246,200,311	$1,362,371,276

Class 1 (unlimited shares authorized):
Net assets	$233,639,221	$264,295,014	$2,314,913,331	$243,120,052	$831,397,843
Shares of beneficial interest issued and outstanding	11,506,640	15,156,821	96,498,835	14,901,976	38,943,976
Net asset value, offering and redemption price per share	$20.30	$17.44	$23.99	$16.31	$21.35

Class 2 (unlimited shares authorized):
Net assets	$15,109,932	$—	$—	$—	$44,036,118
Shares of beneficial interest issued and outstanding	774,284	—	—	—	2,063,907
Net asset value, offering and redemption price per share	$19.51	$—	$—	$—	$21.34

Class 3 (unlimited shares authorized):
Net assets	$155,992,793	$2,416,705	$16,114,727	$3,080,259	$486,937,315
Shares of beneficial interest issued and outstanding	8,193,338	138,747	672,021	188,770	22,968,194
Net asset value, offering and redemption price per share	$19.04	$17.42	$23.98	$16.32	$21.20

See Notes to Financial Statements

508

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2019 — (unaudited)

	SA Legg Mason Tactical Opportunities	SA MFS Blue Chip Growth	SA MFS Massachusetts Investors Trust	SA MFS Total Return	SA Mid Cap Index
ASSETS:
Investments at value (unaffiliated)*	$44,959,988	$715,535,865	$1,034,888,529	$499,084,932	$265,571,628
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	—	15,444,000
Cash	—	1,082,498	2,360,510	3,976,433	894
Foreign cash*	7,791	—	—	—	—
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	153,236	—	—	—	—
Receivable for:
Fund shares sold	171,314	39,366	—	256,895	247,497
Dividends and interest	140,512	202,330	752,265	1,589,182	129,676
Investments sold	361,042	1,555,318	16,414,985	58,144	—
Investments sold on an extended settlement basis	8,484	—	—	784,376	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	2,418	6,830	7,735	7,635	2,506
Due from investment adviser for expense reimbursements/fee waivers	19,043	—	—	—	—
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	45,823,828	718,422,207	1,054,424,024	505,757,597	281,396,201

LIABILITIES:
Payable for:
Fund shares redeemed	67	210,613	367,487	184,728	51,075
Investments purchased	487,975	—	15,821,672	259,089	632,492
Investments purchased on an extended settlement basis	6,755	—	—	3,435,997	—
Reverse repurchase agreements	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Interest on forward sales contracts	—	—	—	—	—
Investment advisory and management fees	26,508	400,273	599,918	279,554	70,577
Service fees — Class 2	—	410	1,083	3,020	—
Service fees — Class 3	9,437	27,439	79,187	66,862	1,125
Transfer agent fees	148	647	562	562	558
Trustees’ fees and expenses	1,388	7,898	12,451	5,880	855
Other accrued expenses	84,600	128,527	204,352	172,383	67,344
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	25,484	—	—	—	172,530
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	5,888
Forward sales contracts, at value#	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	642,362	775,807	17,086,712	4,408,075	1,002,444

Net Assets	$45,181,466	$717,646,400	$1,037,337,312	$501,349,522	$280,393,757

* Cost
Investments (unaffiliated)	$43,537,417	$579,272,620	$711,159,650	$413,131,483	$251,842,011

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$7,845	$—	$—	$—	$—

# Proceeds from forward sales contracts	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

509

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2019 — (unaudited)

	SA Legg Mason Tactical Opportunities	SA MFS Blue Chip Growth	SA MFS Massachusetts Investors Trust	SA MFS Total Return	SA Mid Cap Index
NET ASSETS REPRESENTED BY:
Paid-in capital	$43,402,841	$492,486,403	$546,667,484	$382,932,529	$262,410,331
Total accumulated earnings (loss)	1,778,625	225,159,997	490,669,828	118,416,993	17,983,426

Net Assets	$45,181,466	$717,646,400	$1,037,337,312	$501,349,522	$280,393,757

Class 1 (unlimited shares authorized):
Net assets	$140,277	$585,957,686	$657,194,802	$162,885,858	$274,960,018
Shares of beneficial interest issued and outstanding	13,191	41,904,400	25,735,401	8,477,960	24,337,772
Net asset value, offering and redemption price per share	$10.63	$13.98	$25.54	$19.21	$11.30

Class 2 (unlimited shares authorized):
Net assets	$—	$3,175,497	$8,457,382	$23,637,581	$—
Shares of beneficial interest issued and outstanding	—	228,142	331,240	1,230,180	—
Net asset value, offering and redemption price per share	$—	$13.92	$25.53	$19.21	$—

Class 3 (unlimited shares authorized):
Net assets	$45,041,189	$128,513,217	$371,685,128	$314,826,083	$5,433,739
Shares of beneficial interest issued and outstanding	4,241,902	9,301,559	14,643,395	16,449,026	481,844
Net asset value, offering and redemption price per share	$10.62	$13.82	$25.38	$19.14	$11.28

See Notes to Financial Statements

510

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2019 — (unaudited)

	SA Morgan Stanley International Equities	SA Oppenheimer Main Street Large Cap	SA PIMCO VCP Tactical Balanced	SA PineBridge High-Yield Bond	SA Putnam International Growth and Income
ASSETS:
Investments at value (unaffiliated)*	$433,635,340	$421,801,946	$1,088,687,522	$329,866,269	$237,558,743
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	10,684,000	985,500,000	—	541,000
Cash	7,118,182	526	31,541,050	126,519	58
Foreign cash*	63,545	—	585,063	—	55,125
Cash collateral for futures contracts	—	—	41,100,000	—	—
Cash collateral for centrally cleared swap contracts	—	—	374,000	—	—
Due from broker	—	—	14,510,671	—	—
Receivable for:
Fund shares sold	11,827	13,818	138,248	12,614	7,366
Dividends and interest	1,626,451	195,791	5,440,798	5,583,687	684,917
Investments sold	16	4,532,676	4,694,716	730,491	582,654
Investments sold on an extended settlement basis	—	—	310,508,453	1,520,624	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	372,152	—	—
Prepaid expenses and other assets	7,019	6,700	7,256	97,291	9,006
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	20,405
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	—	—	131,914	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	590,358	—	592,604
Swap premiums paid	—	—	215,869	—	—
Unrealized appreciation on swap contracts	—	—	4,497,962	—	—

Total assets	442,462,380	437,235,457	2,488,896,032	337,937,495	240,051,878

LIABILITIES:
Payable for:
Fund shares redeemed	206,050	145,001	253,287	173,828	164,003
Investments purchased	—	5,280,701	285,110,801	1,087,756	—
Investments purchased on an extended settlement basis	—	—	727,364,240	2,448,256	—
Reverse repurchase agreements	—	—	148,171,437	—	—
Payments on swap contracts	—	—	1,486,081	—	—
Interest on forward sales contracts	—	—	—	—	—
Investment advisory and management fees	320,735	271,466	947,987	175,067	200,537
Service fees — Class 2	1,182	466	—	1,037	584
Service fees — Class 3	28,000	21,223	276,920	32,922	23,016
Transfer agent fees	721	682	145	713	836
Trustees’ fees and expenses	6,154	5,149	14,756	3,724	3,343
Other accrued expenses	197,164	99,886	285,863	100,283	111,700
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	9,515,266	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	5,680,000	—	—
Forward sales contracts, at value#	—	—	—	—	—
Call and put options written, at value@	—	—	740	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	140,386	—	600,435
Swap premiums received	—	—	6,489,335	—	—
Unrealized depreciation on swap contracts	—	—	7,618,826	—	—

Total liabilities	760,006	5,824,574	1,193,356,070	4,023,586	1,104,454

Net Assets	$441,702,374	$431,410,883	$1,295,539,962	$333,913,909	$238,947,424

* Cost
Investments (unaffiliated)	$429,559,728	$357,265,944	$1,068,616,661	$332,239,359	$235,312,854

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$63,843	$—	$612,357	$—	$55,129

# Proceeds from forward sales contracts	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$9,240	$—	$—

See Notes to Financial Statements

511

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2019 — (unaudited)

	SA Morgan Stanley International Equities	SA Oppenheimer Main Street Large Cap	SA PIMCO VCP Tactical Balanced	SA PineBridge High-Yield Bond	SA Putnam International Growth and Income
NET ASSETS REPRESENTED BY:
Paid-in capital	$401,869,685	$301,398,432	$1,284,154,517	$326,151,881	$219,914,259
Total accumulated earnings (loss)	39,832,689	130,012,451	11,385,445	7,762,028	19,033,165

Net Assets	$441,702,374	$431,410,883	$1,295,539,962	$333,913,909	$238,947,424

Class 1 (unlimited shares authorized):
Net assets	$305,049,230	$328,504,872	$122,832	$170,878,023	$129,187,222
Shares of beneficial interest issued and outstanding	30,354,256	13,743,223	11,494	29,688,473	13,311,461
Net asset value, offering and redemption price per share	$10.05	$23.90	$10.69	$5.76	$9.70

Class 2 (unlimited shares authorized):
Net assets	$8,987,066	$3,621,734	$—	$7,859,323	$4,469,488
Shares of beneficial interest issued and outstanding	898,684	151,656	—	1,367,154	458,404
Net asset value, offering and redemption price per share	$10.00	$23.88	$—	$5.75	$9.75

Class 3 (unlimited shares authorized):
Net assets	$127,666,078	$99,284,277	$1,295,417,130	$155,176,563	$105,290,714
Shares of beneficial interest issued and outstanding	12,799,426	4,177,952	121,794,812	27,179,141	10,831,332
Net asset value, offering and redemption price per share	$9.97	$23.76	$10.64	$5.71	$9.72

See Notes to Financial Statements

512

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2019 — (unaudited)

	SA Schroders VCP Global Allocation	SA Small Cap Index	SA T. Rowe Price Asset Allocation Growth	SA T. Rowe Price VCP Balanced	SA Templeton Foreign Value
ASSETS:
Investments at value (unaffiliated)*	$593,516,208	$219,224,031	$173,935,068	$1,508,241,751	$702,835,175
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	9,036,000	—	—	16,516,000
Cash	—	1,116,952	5,723	35,893	27,613
Foreign cash*	157,035	—	40,365	209,699	4
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	14,184,695	8	—	—	—
Receivable for:
Fund shares sold	77,628	131,481	343,050	282,732	2,172
Dividends and interest	2,067,394	66,598	389,586	4,912,141	3,060,062
Investments sold	1,772,898	314,242	659,131	4,280,370	1,377,338
Investments sold on an extended settlement basis	252,114	—	346,818	3,127,963	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	6,745	2,494	2,398	16,469	13,279
Due from investment adviser for expense reimbursements/fee waivers	—	5,367	26,380	—	—
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	146,506	—	2,906	39,102	—
Unrealized appreciation on forward foreign currency contracts	274,145	—	—		—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	612,455,368	229,897,173	175,751,425	1,521,146,120	723,831,643

LIABILITIES:
Payable for:
Fund shares redeemed	30,997	62,270	480	260,391	325,732
Investments purchased	2,465,190	—	1,953,681	4,908,456	1,251,571
Investments purchased on an extended settlement basis	800,245	—	493,133	8,643,269	—
Reverse repurchase agreements	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Interest on forward sales contracts	—	—	109	—	—
Investment advisory and management fees	430,828	67,591	99,588	980,297	506,739
Service fees — Class 2	—	—	—	—	1,275
Service fees — Class 3	129,561	1,016	35,520	321,061	94,578
Transfer agent fees	145	511	222	225	420
Trustees’ fees and expenses	6,904	973	—	14,005	10,900
Other accrued expenses	268,594	145,542	172,441	396,652	307,370
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	2,047,105	67,253	2,461	2,785,221	—
Due to investment adviser from expense recoupment	1,859	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	41	6	—
Forward sales contracts, at value#	—	—	50,876	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	1,215,750	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	7,397,178	345,156	2,808,552	18,309,583	2,498,585

Net Assets	$605,058,190	$229,552,017	$172,942,873	$1,502,836,537	$721,333,058

* Cost
Investments (unaffiliated)	$580,662,511	$219,453,338	$163,844,468	$1,384,324,132	$732,752,808

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$127,523	$—	$40,440	$210,609	$4

# Proceeds from forward sales contracts	$—	$—	$50,876	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

513

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2019 — (unaudited)

	SA Schroders VCP Global Allocation	SA Small Cap Index	SA T. Rowe Price Asset Allocation Growth	T. Rowe Price VCP Balanced	SA Templeton Foreign Value
NET ASSETS REPRESENTED BY:
Paid-in capital	$586,335,874	$222,138,257	$162,687,707	$1,380,481,407	$732,516,024
Total accumulated earnings (loss)	18,722,316	7,413,760	10,255,166	122,355,130	(11,182,966)

Net Assets	$605,058,190	$229,552,017	$172,942,873	$1,502,836,537	$721,333,058

Class 1 (unlimited shares authorized):
Net assets	$276,135	$224,695,185	$219,123	$199,889	$280,293,568
Shares of beneficial interest issued and outstanding	24,654	20,058,118	19,718	16,409	20,743,208
Net asset value, offering and redemption price per share	$11.20	$11.20	$11.11	$12.18	$13.51

Class 2 (unlimited shares authorized):
Net assets	$—	$—	$—	$—	$9,665,945
Shares of beneficial interest issued and outstanding	—	—	—	—	714,582
Net asset value, offering and redemption price per share	$—	$—	$—	$—	$13.53

Class 3 (unlimited shares authorized):
Net assets	$604,782,055	$4,856,832	$172,723,750	$1,502,636,648	$431,373,545
Shares of beneficial interest issued and outstanding	54,029,390	434,256	15,528,434	123,303,557	31,969,836
Net asset value, offering and redemption price per share	$11.19	$11.18	$11.12	$12.19	$13.49

See Notes to Financial Statements

514

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2019 — (unaudited)

	SA VCP Dynamic Allocation	SA VCP Dynamic Strategy	SA VCP Index Allocation	SA WellsCap Aggressive Growth
ASSETS:
Investments at value (unaffiliated)*	$2,339,998,312	$1,192,797,420	$59,012,292	$133,315,125
Investments at value (affiliated)*	9,438,597,096	4,992,915,491	252,083,256	—
Repurchase agreements (cost approximates value)	—	—	—	1,390,000
Cash	—	—	—	761
Foreign cash*	—	534	—	—
Cash collateral for futures contracts	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—
Due from broker	—	—	—	—
Receivable for:
Fund shares sold	87,162	92,008	428,136	21,982
Dividends and interest	15,178,562	8,098,194	100,891	7,893
Investments sold	3,276,123	1,275,821	—	253,371
Investments sold on an extended settlement basis	27,502,729	13,097,517	—	—
Written options	—	—	—	—
Receipts on swap contracts	—	—	—	—
Prepaid expenses and other assets	16,316	7,257	4,074	10,265
Due from investment adviser for expense reimbursements/fee waivers	130,746	30,118	—	—
Deferred offering costs	—	—	—	—
Variation margin on futures contracts	—	—	13,281	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—
Swap premiums paid	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—

Total assets	11,824,787,046	6,208,314,360	311,641,930	134,999,397

LIABILITIES:
Payable for:
Fund shares redeemed	4,181,934	1,686,402	159,362	57,993
Investments purchased	901,020	386,477	314,622	915,094
Investments purchased on an extended settlement basis	27,142,557	13,257,453	—	—
Reverse repurchase agreements	—	—	—	—
Payments on swap contracts	—	—	—	—
Interest on forward sales contracts	—	—	—	—
Investment advisory and management fees	2,091,804	1,142,128	51,718	82,627
Service fees — Class 2	—	—	—	443
Service fees — Class 3	2,503,237	1,316,142	64,623	6,633
Transfer agent fees	355	319	244	600
Trustees’ fees and expenses	139,004	74,181	—	1,243
Other accrued expenses	791,142	425,985	65,752	49,521
Accrued foreign tax on capital gains	—	—	—	—
Variation margin on futures contracts	33,150,000	12,300,000	1,024,158	—
Due to investment adviser from expense recoupment	—	—	8,618	—
Due to custodian	—	—	—	—
Due to broker	53,352,982	27,069,762	7	—
Forward sales contracts, at value#	—	—	—	—
Call and put options written, at value@	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—
Swap premiums received	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—

Total liabilities	124,254,035	57,658,849	1,689,104	1,114,154

Net Assets	$11,700,533,011	$6,150,655,511	$309,952,826	$133,885,243

* Cost
Investments (unaffiliated)	$2,283,515,373	$1,162,414,125	$59,632,424	$97,297,735

Investments (affiliated)	$8,755,257,999	$4,606,466,267	$244,427,647	$—

Foreign cash	$—	$563	$—	$—

# Proceeds from forward sales contracts	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—

See Notes to Financial Statements

515

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2019 — (unaudited)

	SA VCP Dynamic Allocation	SA VCP Dynamic Strategy	SA VCP Index Allocation	SA WellsCap Aggressive Growth
NET ASSETS REPRESENTED BY:
Paid-in capital	$10,527,854,507	$5,593,895,681	$304,462,050	$80,580,880
Total accumulated earnings (loss)	1,172,678,504	556,759,830	5,490,776	53,304,363

Net Assets	$11,700,533,011	$6,150,655,511	$309,952,826	$133,885,243

Class 1 (unlimited shares authorized):
Net assets	$210,506	$210,382	$111,152	$98,659,272
Shares of beneficial interest issued and outstanding	16,309	16,170	10,412	3,933,386
Net asset value, offering and redemption price per share	$12.91	$13.01	$10.68	$25.08

Class 2 (unlimited shares authorized):
Net assets	$—	$—	$—	$3,501,320
Shares of beneficial interest issued and outstanding	—	—	—	142,631
Net asset value, offering and redemption price per share	$—	$—	$—	$24.55

Class 3 (unlimited shares authorized):
Net assets	$11,700,322,505	$6,150,445,129	$309,841,674	$31,724,651
Shares of beneficial interest issued and outstanding	905,888,136	472,069,683	28,988,269	1,314,431
Net asset value, offering and redemption price per share	$12.92	$13.03	$10.69	$24.14

See Notes to Financial Statements

516

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended July 31, 2019 — (unaudited)

	SA AB Growth	SA AB Small & Mid Cap Value	SA BlackRock VCP Global Multi Asset	SA Columbia Technology	SA DFA Ultra Short Bond
INVESTMENT INCOME:
Dividends (unaffiliated)	$4,856,418	$4,387,172	$4,107,641	$427,221	$—
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	305,692	—	4,386,118	2,778	4,989,895
Interest (affiliated)	—	—	—	—	—

Total investment income*	5,162,110	4,387,172	8,493,759	429,999	4,989,895

EXPENSES:
Investment advisory and management fees	4,806,836	2,365,080	3,246,568	368,633	908,266
Services fees:
Class 2	58,993	8,013	—	3,613	11,187
Class 3	524,492	527,183	951,325	68,438	227,805
Transfer agent fees	1,448	639	359	792	1,869
Custodian and accounting fees	33,670	32,101	96,084	13,367	28,390
Reports to shareholders	51,999	31,695	52,766	3,492	22,641
Audit and tax fees	17,359	17,714	22,010	18,231	20,050
Legal fees	4,097	8,187	5,962	7,836	2,308
Trustees’ fees and expenses	11,793	8,996	11,970	1,175	6,302
Deferred offering costs	—	—	—	—	—
Interest expense	—	—	842	193	—
License fee	—	—	—	—	—
Other expenses	19,747	11,601	19,437	6,477	2,855

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	5,530,434	3,011,209	4,407,323	492,247	1,231,673
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	—	—	(24,806)	(36,863)	—
Fees paid indirectly (Note 5)	(192)	(8,442)	—	(4,391)	—

Net expenses	5,530,242	3,002,767	4,382,517	450,993	1,231,673

Net investment income (loss)	(368,132)	1,384,405	4,111,242	(20,994)	3,758,222

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	85,228,909	19,578,865	6,432,729	6,182,956	363,172
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	20,956,258	—	—
Forward contracts	—	—	(1,176,337)	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	100,969	(385)	—
Net realized gain (loss) on forward sales contacts	—	—	—	—	—
Net realized gain (loss) on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	1,202,832	—	—

Net realized gain (loss) on investments and foreign currencies	85,228,909	19,578,865	27,516,451	6,182,571	363,172

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	112,650,367	(7,780,457)	20,565,257	7,208,956	588,869
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	(5,554,805)	—	—
Forward contracts	—	—	(916,953)	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	(244)	—	(40,218)	—	—
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	112,650,123	(7,780,457)	14,053,281	7,208,956	588,869

Net realized and unrealized gain (loss) on investments and foreign currencies	197,879,032	11,798,408	41,569,732	13,391,527	952,041

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$197,510,900	$13,182,813	$45,680,974	$13,370,533	$4,710,263

* Net of foreign withholding taxes on interest and dividends of	$10,810	$17,493	$271,670	$1,978	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

517

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2019 — (unaudited)

	SA Dogs of Wall Street	SA Emerging Markets Equity Index	SA Federated Corporate Bond	SA Fidelity Institutional AM® International Growth†	SA Fidelity Institutional AM® Real Estate
INVESTMENT INCOME:
Dividends (unaffiliated)	$5,450,983	$1,283,528	$42,700	$771,439	$4,899,714
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	4,301	6,001	33,874,375	—	—
Interest (affiliated)	—	—	—	—	—

Total investment income*	5,455,284	1,289,529	33,917,075	771,439	4,899,714

EXPENSES:
Investment advisory and management fees	1,064,626	197,743	3,749,923	405,340	1,025,274
Services fees:
Class 2	4,567	—	13,407	—	3,599
Class 3	199,584	1,370	984,113	161	224,406
Transfer agent fees	932	656	1,373	176	864
Custodian and accounting fees	19,013	95,620	118,085	50,381	20,947
Reports to shareholders	20,232	383	89,569	3,733	15,114
Audit and tax fees	17,357	23,182	22,671	19,585	17,714
Legal fees	3,396	10,110	3,502	3,778	3,591
Trustees’ fees and expenses	5,662	847	24,531	882	4,338
Deferred offering costs	—	10,095	—	10,435	—
Interest expense	394	—	2,127	—	520
License fee	—	45,875	—	—	—
Other expenses	7,997	8,823	7,555	8,137	7,671

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,343,760	394,704	5,016,856	502,608	1,324,038
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	—	(138,465)	—	(35,187)	—
Fees paid indirectly (Note 5)	—	—	—	—	(331)

Net expenses	1,343,760	256,239	5,016,856	467,421	1,323,707

Net investment income (loss)	4,111,524	1,033,290	28,900,219	304,018	3,576,007

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	33,410,896	(1,499,296)	1,164,544	941,154	1,485,706
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	262,089	1,285,085	(2,585)	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(18,100)	—	(98,551)	—
Net realized gain (loss) on forward sales contacts	—	—	—	—	—
Net realized gain (loss) on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	33,410,896	(1,255,307)	2,449,629	840,018	1,485,706

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	(7,885,499)	(563,817)	72,462,748	9,198,935	15,918,119
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	(707,505)	2,257,491	—	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—		—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	(30,560)	—	(6,557)	—
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(7,885,499)	(1,301,882)	74,720,239	9,192,378	15,918,119

Net realized and unrealized gain (loss) on investments and foreign currencies	25,525,397	(2,557,189)	77,169,868	10,032,396	17,403,825

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$29,636,921	$(1,523,899)	$106,070,087	$10,336,414	$20,979,832

* Net of foreign withholding taxes on interest and dividends of	$—	$175,734	$—	$82,892	$—

** Net of foreign withholding taxes on capital gains of	$—		$—	$—	$—

†	See Note 1

See Notes to Financial Statements

518

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2019 — (unaudited)

	SA Fixed Income Index	SA Fixed Income Intermediate Index	SA Franklin Small Company Value	SA Global Index Allocation 60/40	SA Global Index Allocation 75/25
INVESTMENT INCOME:
Dividends (unaffiliated)	$314,563	$211,468	$3,164,781	$—	$—
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	6,077,637	3,500,286	194,677	—	—
Interest (affiliated)	—	—	—	—	—

Total investment income*	6,392,200	3,711,754	3,359,458	—	—

EXPENSES:
Investment advisory and management fees	681,968	450,006	1,558,668	11,408	13,074
Services fees:
Class 2	—	—	—	—	—
Class 3	16,875	15,639	237,595	28,393	32,514
Transfer agent fees	1,272	1,228	872	279	288
Custodian and accounting fees	25,976	21,766	31,758	6,170	6,170
Reports to shareholders	20,745	12,880	19,101	182	156
Audit and tax fees	17,917	17,090	17,443	13,683	13,683
Legal fees	2,729	3,218	2,469	3,554	3,548
Trustees’ fees and expenses	4,410	3,452	5,550	135	253
Deferred offering costs	—	—	—	6,096	6,096
Interest expense	—	—	—	—	—
License fee	45,465	30,000	—	—	—
Other expenses	35,665	18,341	8,695	5,546	5,398

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	853,022	573,620	1,882,151	75,446	81,180
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	(63,251)	(47,975)	(80,398)	(26,519)	(25,133)
Fees paid indirectly (Note 5)	—	—	—	—	—

Net expenses	789,771	525,645	1,801,753	48,927	56,047

Net investment income (loss)	5,602,429	3,186,109	1,557,705	(48,927)	(56,047)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(21,030)	279,892	4,105,520	—	—
Investments (affiliated)	—	—	—	(67,292)	(127,808)
Futures contracts	—	—	—	—	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	(53,472)	—	—
Net realized gain (loss) on forward sales contacts	—	—	—	—	—
Net realized gain (loss) on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	(21,030)	279,892	4,052,048	(67,292)	(127,808)

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	19,658,574	7,709,605	7,343,763	—	—
Investments (affiliated)	—	—	—	1,366,536	1,663,987
Futures contracts	—	—	—	—	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	(183)	—	—
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	19,658,574	7,709,605	7,343,580	1,366,536	1,663,987

Net realized and unrealized gain (loss) on investments and foreign currencies	19,637,544	7,989,497	11,395,628	1,299,244	1,536,179

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$25,239,973	$11,175,606	$12,953,333	$1,250,317	$1,480,132

* Net of foreign withholding taxes on interest and dividends of	$—	$—	$16,173	$—	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

519

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2019 — (unaudited)

	SA Global Index Allocation 90/10	SA Goldman Sachs Global Bond	SA Goldman Sachs Multi-Asset Insights	SA Index Allocation 60/40	SA Index Allocation 80/20
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$—	$195,064	$—	$—
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	—	3,794,764	113,967	—	—
Interest (affiliated)	—	—	—	—	—

Total investment income*	—	3,794,764	309,031	—	—

EXPENSES:
Investment advisory and management fees	47,419	1,208,630	88,359	48,039	95,513
Services fees:
Class 2	—	3,925	—	—	—
Class 3	117,975	341,633	31,418	119,907	237,037
Transfer agent fees	349	1,078	441	432	358
Custodian and accounting fees	6,170	196,388	12,650	6,323	6,323
Reports to shareholders	454	24,051	470	3,402	7,774
Audit and tax fees	13,683	27,777	14,170	14,140	14,140
Legal fees	3,581	13,758	3,668	2,277	2,204
Trustees’ fees and expenses	408	6,758	481	305	1,188
Deferred offering costs	6,096	—	—	—	—
Interest expense	—	6,996	—	—	—
License fee	—	—	—	—	—
Other expenses	9,659	8,830	6,468	3,306	4,606

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	205,794	1,839,824	158,125	198,131	369,143
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	(2,464)	—	(24,462)	8,247	17,498
Fees paid indirectly (Note 5)	—	—	—	—	—

Net expenses	203,330	1,839,824	133,663	206,378	386,641

Net investment income (loss)	(203,330)	1,954,940	175,368	(206,378)	(386,641)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	—	4,574,733	(2,431)	—	—
Investments (affiliated)	(447,137)	—	—	91,621	197,845
Futures contracts	—	1,073,721	635,963	—	—
Forward contracts	—	(1,102,032)	(925)	—	—
Swap contracts	—	754,188	100,294	—	—
Written option contracts	—	(560,511)	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	6,152	111	—	—
Net realized gain (loss) on forward sales contacts	—	—	—	—	—
Net realized gain (loss) on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	(447,137)	4,746,251	733,012	91,621	197,845

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	—	5,945,741	693,559	—	—
Investments (affiliated)	6,172,772	—	—	6,775,872	14,866,472
Futures contracts	—	67,220	(228,372)	—	—
Forward contracts	—	1,376,546	(44)	—	—
Swap contracts	—	(94,224)	19,648	—	—
Written option contracts	—	97,330	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	(18,192)	(2,188)	—	—
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	6,172,772	7,374,421	482,603	6,775,872	14,866,472

Net realized and unrealized gain (loss) on investments and foreign currencies	5,725,635	12,120,672	1,215,615	6,867,493	15,064,317

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,522,305	$14,075,612	$1,390,983	$6,661,115	$14,677,676

* Net of foreign withholding taxes on interest and dividends of	$—	$243	$13,820	$—	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

520

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2019 — (unaudited)

	SA Index Allocation 90/10	SA International Index	SA Invesco Growth Opportunities	SA Invesco VCP Equity-Income	SA Janus Focused Growth
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$8,823,943	$621,280	$12,804,982	$2,068,666
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	—	101,376	—	5,868,490	90,640
Interest (affiliated)	—	—	—	—	—

Total investment income*	—	8,925,319	621,280	18,673,472	2,159,306

EXPENSES:
Investment advisory and management fees	257,637	860,520	1,145,777	6,420,639	1,643,492
Services fees:
Class 2	—	—	2,242	—	6,683
Class 3	641,762	2,286	186,202	1,889,954	156,708
Transfer agent fees	358	1,227	1,190	432	963
Custodian and accounting fees	6,324	44,416	17,407	112,045	19,891
Reports to shareholders	22,840	21,120	17,232	88,438	20,644
Audit and tax fees	14,140	23,306	17,373	20,519	17,369
Legal fees	2,583	3,221	3,123	7,536	9,785
Trustees’ fees and expenses	4,303	4,366	4,769	24,644	5,642
Deferred offering costs	—	—	—	—	—
Interest expense	—	—	88	—	—
License fee	—	79,416	—	—	—
Other expenses	8,075	34,926	7,904	16,687	11,047

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	958,022	1,074,804	1,403,307	8,580,894	1,892,224
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	—	46,158	—	(378,045)	(193,352)
Fees paid indirectly (Note 5)	—	—	(2,738)	(1,132)	(870)

Net expenses	958,022	1,120,962	1,400,569	8,201,717	1,698,002

Net investment income (loss)	(958,022)	7,804,357	(779,289)	10,471,755	461,304

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	—	(1,459,630)	20,155,614	15,058,499	12,152,599
Investments (affiliated)	307,877	—	—	—	—
Futures contracts	—	4,598,187	—	1,657,627	—
Forward contracts	—	—	—	554,030	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(157,503)	—	127,184	—
Net realized gain (loss) on forward sales contacts	—	—	—	—	—
Net realized gain (loss) on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	307,877	2,981,054	20,155,614	17,397,340	12,152,599

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	—	10,872,068	24,864,299	59,284,543	43,630,936
Investments (affiliated)	41,719,157	—	—	—	—
Futures contracts	—	(3,481,604)	—	(2,392,011)	—
Forward contracts	—	—	—	3,048,510	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	(138,763)	—	103,384	—
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	41,719,157	7,251,701	24,864,299	60,044,426	43,630,936

Net realized and unrealized gain (loss) on investments and foreign currencies	42,027,034	10,232,755	45,019,913	77,441,766	55,783,535

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$41,069,012	$18,037,112	$44,240,624	$87,913,521	$56,244,839

* Net of foreign withholding taxes on interest and dividends of	$—	$925,255	$—	$289,393	$14,071

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

521

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2019 — (unaudited)

	SA JPMorgan Diversified Balanced	SA JPMorgan Emerging Markets	SA JPMorgan Equity- Income	SA JPMorgan Global Equities	SA JPMorgan MFS Core Bond
INVESTMENT INCOME:
Dividends (unaffiliated)	$2,386,755	$5,147,494	$14,128,890	$5,589,657	$100,961
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	1,535,576	—	—	5,567	30,538,090
Interest (affiliated)	—	—	—	—	—

Total investment income*	3,922,331	5,147,494	14,128,890	5,595,224	30,639,051

EXPENSES:
Investment advisory and management fees	841,153	1,319,933	2,888,611	1,544,503	5,403,629
Services fees:
Class 2	8,240	2,359	7,399	2,727	5,699
Class 3	227,938	160,768	280,237	42,487	1,079,273
Transfer agent fees	1,078	1,218	1,372	1,007	1,372
Custodian and accounting fees	74,927	151,743	59,150	50,306	183,131
Reports to shareholders	18,388	15,131	64,604	28,567	111,504
Audit and tax fees	20,081	24,519	17,440	32,633	35,647
Legal fees	6,429	8,619	3,472	5,966	7,260
Trustees’ fees and expenses	3,530	4,774	17,667	8,300	30,259
Deferred offering costs	—	—	—	—	—
Interest expense	237	11,934	—	12,925	816
License fee	—	—	—	—	—
Other expenses	11,371	7,291	12,514	9,337	8,395

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,213,372	1,708,289	3,352,466	1,738,758	6,866,985
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	(92,847)	(133,695)	—	—	(900,605)
Fees paid indirectly (Note 5)	(1,084)	(2,345)	(4,544)	(1,304)	—

Net expenses	1,119,441	1,572,249	3,347,922	1,737,454	5,966,380

Net investment income (loss)	2,802,890	3,575,245	10,780,968	3,857,770	24,672,671

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	389,493	4,266,604	15,091,097	8,542,930	1,653,344
Investments (affiliated)	—	—	—	—	—
Futures contracts	2,041,985	—	—	—	(361,434)
Forward contracts	—	—	—	2,413	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(1,949)	(122,055)	—	36,834	—
Net realized gain (loss) on forward sales contacts	—	—	—	—	—
Net realized gain (loss) on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	2,429,529	4,144,549	15,091,097	8,582,177	1,291,910

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	10,413,967	(8,052,666)	84,215,543	(2,402,196)	73,305,428
Investments (affiliated)	—	—	—	—	—
Futures contracts	(857,170)	—	—	—	(297,804)
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	(6,852)	(11,002)	—	(8,837)	—
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	153,317	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	9,549,945	(7,910,351)	84,215,543	(2,411,033)	73,007,624

Net realized and unrealized gain (loss) on investments and foreign currencies	11,979,474	(3,765,802)	99,306,640	6,171,144	74,299,534

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,782,364	$(190,557)	$110,087,608	$10,028,914	$98,972,205

* Net of foreign withholding taxes on interest and dividends of	$102,651	$703,597	$—	$382,862	$(1)

** Net of foreign withholding taxes on capital gains of	$—	$190,090	$—	$—	$—

See Notes to Financial Statements

522

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2019 — (unaudited)

	SA JPMorgan Mid-Cap Growth	SA Large Cap Growth Index	SA Large Cap Index	SA Large Cap Value Index	SA Legg Mason BW Large Cap Value
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,242,668	$1,964,777	$21,410,754	$3,141,803	$18,319,414
Dividends (affiliated)	—	—	48,245	11,986	—
Interest (unaffiliated)	26,729	1,161	275,064	1,161	61,424
Interest (affiliated)	—	—	—	—	—

Total investment income*	1,269,397	1,965,938	21,734,063	3,154,950	18,380,838

EXPENSES:
Investment advisory and management fees	1,489,184	388,281	4,403,536	359,986	4,896,763
Services fees:
Class 2	11,063	—	—	—	32,797
Class 3	191,003	1,691	16,789	2,710	608,649
Transfer agent fees	1,436	532	1,256	555	1,516
Custodian and accounting fees	29,243	24,311	112,692	21,244	80,469
Reports to shareholders	21,249	7,278	124,319	6,918	100,755
Audit and tax fees	17,363	19,248	18,851	19,190	17,212
Legal fees	2,979	4,088	9,218	4,108	3,785
Trustees’ fees and expenses	5,953	2,420	33,289	2,428	23,137
Deferred offering costs	—	8,535	—	8,535	—
Interest expense	—	2,742	—	1,458	—
License fee	—	25,885	110,088	23,999	—
Other expenses	6,905	14,309	26,313	14,728	8,428

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,776,378	499,320	4,856,351	465,859	5,773,511
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	—	(44,634)	(1,210,973)	(43,165)	(352,253)
Fees paid indirectly (Note 5)	(3,260)	—	—	—	(3,938)

Net expenses	1,773,118	454,686	3,645,378	422,694	5,417,320

Net investment income (loss)	(503,721)	1,511,252	18,088,685	2,732,256	12,963,518

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	35,827,723	2,150,488	10,918,829	780,067	35,006,433
Investments (affiliated)	—	—	(2,177)	(4,091)	—
Futures contracts	—	42,007	7,743,349	56,001	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(112)	—	—	—	603
Net realized gain (loss) on forward sales contacts	—	—	—	—	—
Net realized gain (loss) on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	35,827,611	2,192,495	18,660,001	831,977	35,007,036

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	28,803,434	27,611,158	193,238,172	17,462,402	45,572,098
Investments (affiliated)	—	—	960,356	240,685	—
Futures contracts	—	(1,806)	330,926	(2,400)	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	(1,556)
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	28,803,434	27,609,352	194,529,454	17,700,687	45,570,542

Net realized and unrealized gain (loss) on investments and foreign currencies	64,631,045	29,801,847	213,189,455	18,532,664	80,577,578

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$64,127,324	$31,313,099	$231,278,140	$21,264,920	$93,541,096

* Net of foreign withholding taxes on interest and dividends of	$5,276	$—	$—	$—	$738

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

523

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2019 — (unaudited)

	SA Legg Mason Tactical Opportunities	SA MFS Blue Chip Growth	SA MFS Massachusetts Investors Trust	SA MFS Total Return	SA Mid Cap Index
INVESTMENT INCOME:
Dividends (unaffiliated)	$408,812	$4,882,995	$8,319,659	$3,951,460	$2,149,436
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	195,883	20,785	53,831	3,189,405	47,956
Interest (affiliated)	—	—	—	—	—

Total investment income*	604,695	4,903,780	8,373,490	7,140,865	2,197,392

EXPENSES:
Investment advisory and management fees	138,757	2,276,993	3,441,112	1,605,126	390,279
Services fees:
Class 2	—	2,412	6,208	17,774	—
Class 3	49,386	156,780	458,753	381,372	4,696
Transfer agent fees	443	1,232	1,078	1,077	1,228
Custodian and accounting fees	42,801	39,347	62,200	65,278	16,042
Reports to shareholders	934	39,908	62,090	29,346	11,286
Audit and tax fees	16,382	17,452	22,432	19,985	23,540
Legal fees	4,143	2,942	3,348	5,679	2,674
Trustees’ fees and expenses	716	11,001	17,123	8,156	2,240
Deferred offering costs	—	—	—	—	—
Interest expense	—	106	1,557	—	—
License fee	—	—	—	—	26,019
Other expenses	11,040	13,992	13,218	14,243	18,661

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	264,602	2,562,165	4,089,119	2,148,036	496,665
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	(54,653)	—	—	—	—
Fees paid indirectly (Note 5)	(15)	—	—	—	—

Net expenses	209,934	2,562,165	4,089,119	2,148,036	496,665

Net investment income (loss)	394,761	2,341,615	4,284,371	4,992,829	1,700,727

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	84,013	10,850,321	41,591,802	5,279,724	1,346,372
Investments (affiliated)	—	—	—	—	—
Futures contracts	(60,807)	—	—	—	595,699
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(154)	—	4,922	(1,435)	—
Net realized gain (loss) on forward sales contacts	—	—	—	—	—
Net realized gain (loss) on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	23,052	10,850,321	41,596,724	5,278,289	1,942,071

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	1,683,855	61,913,513	87,004,022	26,687,993	15,783,927
Investments (affiliated)	—	—	—	—	—
Futures contracts	5,154	—	—	—	160,484
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	(643)	—	—	(1,662)	—
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	1,688,366	61,913,513	87,004,022	26,686,331	15,944,411

Net realized and unrealized gain (loss) on investments and foreign currencies	1,711,418	72,763,834	128,600,746	31,964,620	17,886,482

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,106,179	$75,105,449	$132,885,117	$36,957,449	$19,587,209

* Net of foreign withholding taxes on interest and dividends of	$26,315	$—	$130,432	$89,591	$1,065

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

524

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2019 — (unaudited)

	SA Morgan Stanley International Equities	SA Oppenheimer Main Street Large Cap	SA PIMCO VCP Tactical Balanced	SA PineBridge High-Yield Bond	SA Putnam International Growth and Income
INVESTMENT INCOME:
Dividends (unaffiliated)	$8,827,081	$4,214,895	$—	$273,299	$6,162,067
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	—	18,692	17,162,356	11,026,262	48,177
Interest (affiliated)	—	—	—	—	—

Total investment income*	8,827,081	4,233,587	17,162,356	11,299,561	6,210,244

EXPENSES:
Investment advisory and management fees	1,897,147	1,539,875	5,418,504	1,031,065	1,176,358
Services fees:
Class 2	6,851	2,734	—	6,024	3,391
Class 3	162,067	121,425	1,582,591	193,512	135,469
Transfer agent fees	1,375	1,301	337	1,366	1,436
Custodian and accounting fees	72,811	27,500	112,995	26,844	36,134
Reports to shareholders	28,698	24,864	74,243	19,327	15,202
Audit and tax fees	37,211	17,369	24,409	28,832	46,967
Legal fees	6,046	8,248	9,206	2,353	7,586
Trustees’ fees and expenses	8,295	7,018	20,703	5,403	4,483
Deferred offering costs	—	—	—	—	—
Interest expense	—	—	—	—	—
License fee	—	—	—	—	—
Other expenses	6,059	8,561	19,656	7,732	6,881

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	2,226,560	1,758,895	7,262,644	1,322,458	1,433,907
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	—	—	—	—	(61,221)
Fees paid indirectly (Note 5)	—	—	—	—	—

Net expenses	2,226,560	1,758,895	7,262,644	1,322,458	1,372,686

Net investment income (loss)	6,600,521	2,474,692	9,899,712	9,977,103	4,837,558

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	4,317,016	13,197,634	4,310,107	(506,390)	(2,510,654)
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	64,753,793	—	—
Forward contracts	—	—	291,822	—	(412,612)
Swap contracts	—		(1,398,856)		—
Written option contracts	—	—	(1,188,447)	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(77,019)	(891)	(49,670)	—	(39,245)
Net realized gain (loss) on forward sales contacts	—	—	—	—	—
Net realized gain (loss) on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	4,239,997	13,196,743	66,718,749	(506,390)	(2,962,511)

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	13,674,617	36,622,112	25,353,259	12,703,361	4,965,798
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	(9,071,186)	—	—
Forward contracts	—	—	539,244	—	(217,923)
Swap contracts	—	—	(1,795,328)	—	—
Written option contracts	—	—	853,843	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	(37,967)	—	(45,688)	—	(19,018)
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	13,636,650	36,622,112	15,834,144	12,703,361	4,728,857

Net realized and unrealized gain (loss) on investments and foreign currencies	17,876,647	49,818,855	82,552,893	12,196,971	1,766,346

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$24,477,168	$52,293,547	$92,452,605	$22,174,074	$6,603,904

* Net of foreign withholding taxes on interest and dividends of	$915,573	$29,144	$(1,616)	$3,758	$648,268

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

525

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2019 — (unaudited)

	SA Schroders VCP Global Allocation	SA Small Cap Index	SA T. Rowe Price Asset Allocation Growth	SA T. Rowe Price VCP Balanced	SA Templeton Foreign Value
INVESTMENT INCOME:
Dividends (unaffiliated)	$5,200,054	$1,530,683	$1,298,696	$10,803,223	$18,441,750
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	3,658,769	85,780	462,923	9,465,426	24,326
Interest (affiliated)	—	—	—	—	—

Total investment income*	8,858,823	1,616,463	1,761,619	20,268,649	18,466,076

EXPENSES:
Investment advisory and management fees	2,463,003	403,116	502,758	5,505,551	2,997,415
Services fees:
Class 2	—	—	—	—	7,743
Class 3	739,920	4,347	179,302	1,801,883	558,124
Transfer agent fees	338	1,206	488	431	713
Custodian and accounting fees	102,990	32,079	115,367	175,999	119,151
Reports to shareholders	41,363	10,804	3,090	86,993	49,019
Audit and tax fees	26,461	24,365	14,740	22,197	64,131
Legal fees	5,907	2,821	8,769	9,301	8,955
Trustees’ fees and expenses	9,672	2,167	363	21,128	14,361
Deferred offering costs	—	—	—	—	—
Interest expense	—	943	—		—
License fee	—	28,694	—	—	—
Other expenses	22,795	11,538	10,820	23,584	9,265

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	3,412,449	522,080	835,697	7,647,067	3,828,877
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	(7,809)	558	(74,632)	—	—
Fees paid indirectly (Note 5)	—	—	—	—	(1,492)

Net expenses	3,404,640	522,638	761,065	7,647,067	3,827,385

Net investment income (loss)	5,454,183	1,093,825	1,000,554	12,621,582	14,638,691

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(2,177,580)	5,239,948	171,281	8,462,323	6,411,264
Investments (affiliated)	—	—	—	—	—
Futures contracts	20,611,622	3,581,807	22,945	23,051,582	—
Forward contracts	(1,701,227)	—	—	(108)	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	(783)	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(42,267)	—	(1,823)	(9,496)	(116,706)
Net realized gain (loss) on forward sales contacts	—	—	—		—
Net realized gain (loss) on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	16,690,548	8,821,755	192,403	31,503,518	6,294,558

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	20,887,594	3,544,902	10,034,078	60,479,961	(51,548,812)
Investments (affiliated)	—	—	—	—	—
Futures contracts	(561,890)	(1,825,422)	(4,849)	(804,653)	—
Forward contracts	(2,280,550)	—	—	(14)	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	43,767	—	(1,069)	(13,662)	(52,667)
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	15,254	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	375,829

Net unrealized gain (loss) on investments and foreign currencies	18,088,921	1,719,480	10,028,160	59,676,886	(51,225,650)

Net realized and unrealized gain (loss) on investments and foreign currencies	34,779,469	10,541,235	10,220,563	91,180,404	(44,931,092)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$40,233,652	$11,635,060	$11,221,117	$103,801,986	$(30,292,401)

* Net of foreign withholding taxes on interest and dividends of	$117,891	$214	$71,938	$731,138	$2,230,558

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$240,934

See Notes to Financial Statements

526

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2019 — (unaudited)

	SA VCP Dynamic Allocation	SA VCP Dynamic Strategy	SA VCP Index Allocation	SA WellsCap Aggressive Growth
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$—	$—	$157,648
Dividends (affiliated)	—	—	—	—
Interest (unaffiliated)	26,047,833	13,608,686	572,066	11,458
Interest (affiliated)	—	—	—	—

Total investment income*	26,047,833	13,608,686	572,066	169,106

EXPENSES:
Investment advisory and management fees	12,021,626	6,583,804	266,951	455,325
Services fees:
Class 2	—	—	—	2,424
Class 3	14,375,922	7,578,646	333,555	37,191
Transfer agent fees	567	496	352	1,151
Custodian and accounting fees	100,528	58,885	13,278	12,749
Reports to shareholders	700,265	371,184	7,452	5,944
Audit and tax fees	14,587	14,586	13,586	17,383
Legal fees	26,148	15,583	4,977	2,768
Trustees’ fees and expenses	192,219	102,159	1,054	1,785
Deferred offering costs	—	—	—	—
Interest expense	—	—	—	—
License fee	—	—	13,348	—
Other expenses	69,074	36,449	2,564	6,528

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	27,500,936	14,761,792	657,117	543,248
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	(378,825)	(87,912)	50,169	—
Fees paid indirectly (Note 5)	—	—	—	(2,854)

Net expenses	27,122,111	14,673,880	707,286	540,394

Net investment income (loss)	(1,074,278)	(1,065,194)	(135,220)	(371,288)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(198,254,814)	(106,027,034)	(1,215,125)	9,979,582
Investments (affiliated)	33,952,411	8,194,288	(693,592)	—
Futures contracts	367,581,427	137,654,056	3,823,014	—
Forward contracts	—	—	—	—
Swap contracts	—	—	—	—
Written option contracts	—	3,191,538	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	(39)
Net realized gain (loss) on forward sales contacts	—	—	—	—
Net realized gain (loss) on capital gain distributions received from underlying funds (affiliated)	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	203,279,024	43,012,848	1,914,297	9,979,543

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	130,639,973	68,058,496	153,345	17,773,260
Investments (affiliated)	715,717,918	400,735,697	17,060,334	—
Futures contracts	(96,223,250)	(41,927,885)	1,007,923	—
Forward contracts	—	—	—	—
Swap contracts	—	—	—	—
Written option contracts	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	(19)	—	—
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	750,134,641	426,866,289	18,221,602	17,773,260

Net realized and unrealized gain (loss) on investments and foreign currencies	953,413,665	469,879,137	20,135,899	27,752,803

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$952,339,387	$468,813,943	$20,000,679	$27,381,515

* Net of foreign withholding taxes on interest and dividends of	$—	$—	$—	$1,862

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—

See Notes to Financial Statements

527

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

	SA AB Growth		SA AB Small & Mid Cap Value		SA BlackRock VCP Global Multi Asset
	For the six months ended July 31, 2019 (unaudited)	For the year ended January 31, 2019	For the six months ended July 31, 2019 (unaudited)	For the year ended January 31, 2019	For the six months ended July 31, 2019 (unaudited)	For the year ended January 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(368,132)	$(308,570)	$1,384,405	$976,481	$4,111,242	$5,287,740
Net realized gain (loss) on investments and foreign currencies	85,228,909	137,458,350	19,578,865	63,058,706	27,516,451	(19,675,717)
Net unrealized gain (loss) on investments and foreign currencies	112,650,123	(87,958,335)	(7,780,457)	(107,613,256)	14,053,281	(18,124,352)

Net increase (decrease) in net assets resulting from operations	197,510,900	49,191,445	13,182,813	(43,578,069)	45,680,974	(32,512,329)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(47,415,976)	—	(20,044,304)	—	(10,648)
Distributable earnings — Class 2	—	(2,765,815)	—	(2,782,974)	—	—
Distributable earnings — Class 3	—	(16,344,205)	—	(102,072,158)	—	(61,876,536)
Return of Capital — Class 1	—	—	—	—	—	—
Return of Capital — Class 2	—	—	—	—	—	—
Return of Capital — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	(66,525,996)	—	(124,899,436)	—	(61,887,184)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(126,099,335)	908,942,329	(36,121,867)	77,609,822	(1,288,967)	85,019,030

TOTAL INCREASE (DECREASE) IN NET ASSETS	71,411,565	891,607,778	(22,939,054)	(90,867,683)	44,392,007	(9,380,483)

NET ASSETS:
Beginning of period	1,542,776,449	651,168,671	525,384,526	616,252,209	738,824,103	748,204,586

End of period	$1,614,188,014	$1,542,776,449	$502,445,472	$525,384,526	$783,216,110	$738,824,103

See Notes to Financial Statements

528

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Columbia Technology		SA DFA Ultra Short Bond		SA Dogs of Wall Street
	For the six months ended July 31, 2019 (unaudited)	For the year ended January 31, 2019	For the six months ended July 31, 2019 (unaudited)	For the year ended January 31, 2019	For the six months ended July 31, 2019 (unaudited)	For the year ended January 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(20,994)	$(107,631)	$3,758,222	$6,323,154	$4,111,524	$8,044,488
Net realized gain (loss) on investments and foreign currencies	6,182,571	8,720,007	363,172	(907,842)	33,410,896	21,954,291
Net unrealized gain (loss) on investments and foreign currencies	7,208,956	(10,900,932)	588,869	1,510,092	(7,885,499)	(24,565,330)

Net increase (decrease) in net assets resulting from operations	13,370,533	(2,288,556)	4,710,263	6,925,404	29,636,921	5,433,449

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(1,903,807)	—	(2,381,157)	—	(26,133,008)
Distributable earnings — Class 2	—	(674,241)	—	(154,375)	—	(886,281)
Distributable earnings — Class 3	—	(7,514,699)	—	(1,478,730)	—	(22,252,091)
Return of Capital — Class 1	—	—	—	—	—	—
Return of Capital — Class 2	—	—	—	—	—	—
Return of Capital — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	(10,092,747)	—	(4,014,262)	—	(49,271,380)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(2,203,809)	4,667,230	(10,430,177)	890,346	(17,333,681)	13,052,248

TOTAL INCREASE (DECREASE) IN NET ASSETS:	11,166,724	(7,714,073)	(5,719,914)	3,801,488	12,303,240	(30,785,683)

NET ASSETS:
Beginning of period	68,855,982	76,570,055	408,968,429	405,166,941	347,255,312	378,040,995

End of period	$80,022,706	$68,855,982	$403,248,515	$408,968,429	$359,558,552	$347,255,312

See Notes to Financial Statements

529

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Emerging Markets Equity Index		SA Federated Corporate Bond		SA Fidelity Institutional AM® International Growth†
	For the six months ended July 31, 2019 (unaudited)	For the period May 1, 2018@ through January 31, 2019	For the six months ended July 31, 2019 (unaudited)	For the year ended January 31, 2019	For the period May 1, 2019@ through July 31, 2019 (unaudited)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,033,290	$1,047,387	$28,900,219	$61,341,324	$304,018
Net realized gain (loss) on investments and foreign currencies	(1,255,307)	(3,093,968)	2,449,629	(2,239,067)	840,018
Net unrealized gain (loss) on investments and foreign currencies	(1,301,882)	(2,605,906)	74,720,239	(55,827,331)	9,192,378

Net increase (decrease) in net assets resulting from operations	(1,523,899)	(4,652,487)	106,070,087	3,274,926	10,336,414

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(1,030,092)	—	(32,950,825)	—
Distributable earnings — Class 2	—	—	—	(919,111)	—
Distributable earnings — Class 3	—	(7,517)	—	(40,284,302)	—
Return of Capital — Class 1	—	(69,192)	—	—	—
Return of Capital — Class 2	—	—	—	—	—
Return of Capital — Class 3	—	(579)	—	—	—

Total distributions to shareholders	—	(1,107,380)	—	(74,154,238)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	1,527,023	93,288,542	(76,399,651)	(106,709,402)	270,178,291

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,124	87,528,675	29,670,436	(177,588,714)	280,514,705

NET ASSETS:
Beginning of period	87,528,675	—	1,443,398,281	1,620,986,995	—

End of period	$87,531,799	$87,528,675	$1,473,068,717	$1,443,398,281	$280,514,705

†	See Note 1
@	Commencement of operations

See Notes to Financial Statements

530

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Fidelity Institutional AM® Real Estate		SA Fixed Income Index		SA Fixed Income Intermediate Index
	For the six months ended July 31, 2019 (unaudited)	For the year ended January 31, 2019	For the six months ended July 31, 2019 (unaudited)	For the year ended January 31, 2019	For the six months ended July 31, 2019 (unaudited)	For the year ended January 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,576,007	$5,412,574	$5,602,429	$8,788,970	$3,186,109	$5,747,046
Net realized gain (loss) on investments and foreign currencies	1,485,706	1,227,189	(21,030)	(619,099)	279,892	(877,433)
Net unrealized gain (loss) on investments and foreign currencies	15,918,119	15,523,168	19,658,574	(137,411)	7,709,605	1,741,944

Net increase (decrease) in net assets resulting from operations	20,979,832	22,162,931	25,239,973	8,032,460	11,175,606	6,611,557

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(7,435,522)	—	(13,519,944)	—	(6,233,579)
Distributable earnings — Class 2	—	(437,798)	—	—	—	—
Distributable earnings — Class 3	—	(16,894,617)	—	(214,988)	—	(180,112)
Return of Capital — Class 1	—	—	—	—	—	—
Return of Capital — Class 2	—	—	—	—	—	—
Return of Capital — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	(24,767,937)	—	(13,734,932)	—	(6,413,691)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(25,312,451)	(18,829,260)	48,333,934	124,343,114	22,652,244	46,392,789

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,332,619)	(21,434,266)	73,573,907	118,640,642	33,827,850	46,590,655

NET ASSETS:
Beginning of period	270,636,585	292,070,851	423,212,205	304,571,563	286,100,427	239,509,772

End of period	$266,303,966	$270,636,585	$496,786,112	$423,212,205	$319,928,277	$286,100,427

See Notes to Financial Statements

531

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Franklin Small Company Value		SA Global Index Allocation 60/40		SA Global Index Allocation 75/25
	For the six months ended July 31, 2019 (unaudited)	For the year ended January 31, 2019	For the six months ended July 31, 2019 (unaudited)	For the period May 1, 2018@ through January 31, 2019	For the six months ended July 31, 2019 (unaudited)	For the period May 1, 2018@ through January 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,557,705	$2,399,805	$(48,927)	$333,052	$(56,047)	$404,554
Net realized gain (loss) on investments and foreign currencies	4,052,048	47,644,307	(67,292)	23,679	(127,808)	36,501
Net unrealized gain (loss) on investments and foreign currencies	7,343,580	(67,588,176)	1,366,536	(496,154)	1,663,987	(798,088)

Net increase (decrease) in net assets resulting from operations	12,953,333	(17,544,064)	1,250,317	(139,423)	1,480,132	(357,033)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(21,149,989)	—	(3,069)	—	(2,878)
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	—	(29,281,961)	—	(389,771)	—	(494,201)
Return of Capital — Class 1	—	—	—	—	—	—
Return of Capital — Class 2	—	—	—	—	—	—
Return of Capital — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	(50,431,950)	—	(392,840)	—	(497,079)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(18,132,606)	23,241,461	10,073,921	16,875,982	8,361,427	22,047,887

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,179,273)	(44,734,553)	11,324,238	16,343,719	9,841,559	21,193,775

NET ASSETS:
Beginning of period	327,583,375	372,317,928	16,343,719	—	21,193,775	—

End of period	$322,404,102	$327,583,375	$27,667,957	$16,343,719	$31,035,334	$21,193,775

@	Commencement of operations

See	Notes to Financial Statements

532

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Global Index Allocation 90/10		SA Goldman Sachs Global Bond		SA Goldman Sachs Multi-Asset Insights
	For the six months ended July 31, 2019 (unaudited)	For the period May 1, 2018@ through January 31, 2019	For the six months ended July 31, 2019 (unaudited)	For the year ended January 31, 2019	For the six months ended July 31, 2019 (unaudited)	For the year ended January 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(203,330)	$1,364,141	$1,954,940	$2,940,133	$175,368	$120,125
Net realized gain (loss) on investments and foreign currencies	(447,137)	699,695	4,746,251	(4,804,508)	733,012	(671,970)
Net unrealized gain (loss) on investments and foreign currencies	6,172,772	(4,088,926)	7,374,421	(9,740,638)	482,603	(137,278)

Net increase (decrease) in net assets resulting from operations	5,522,305	(2,025,090)	14,075,612	(11,605,013)	1,390,983	(689,123)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(3,324)	—	(4,737,596)	—	(2,463)
Distributable earnings — Class 2	—	—	—	(211,537)	—	—
Distributable earnings — Class 3	—	(1,728,818)	—	(11,200,887)	—	(396,349)
Return of Capital — Class 1	—	—	—	—	—	—
Return of Capital — Class 2	—	—	—	—	—	—
Return of Capital — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	(1,732,142)	—	(16,150,020)	—	(398,812)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	34,571,962	77,598,001	(4,932,706)	(33,652,691)	5,216,436	11,471,815

TOTAL INCREASE (DECREASE) IN NET ASSETS	40,094,267	73,840,769	9,142,906	(61,407,724)	6,607,419	10,383,880

NET ASSETS:
Beginning of period	73,840,769	—	393,706,672	455,114,396	22,093,356	11,709,476

End of period	$113,935,036	$73,840,769	$402,849,578	$393,706,672	$28,700,775	$22,093,356

@	Commencement of operations

See Notes to Financial Statements

533

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Index Allocation 60/40		SA Index Allocation 80/20		SA Index Allocation 90/10
	For the six months ended July 31, 2019 (unaudited)	For the year ended January 31, 2019	For the six months ended July 31, 2019 (unaudited)	For the year ended January 31, 2019	For the six months ended July 31, 2019 (unaudited)	For the year ended January 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(206,378)	$1,830,314	$(386,641)	$3,511,610	$(958,022)	$9,839,234
Net realized gain (loss) on investments and foreign currencies	91,621	1,557,618	197,845	4,055,451	307,877	12,113,476
Net unrealized gain (loss) on investments and foreign currencies	6,775,872	(4,351,556)	14,866,472	(11,986,874)	41,719,157	(38,083,388)

Net increase (decrease) in net assets resulting from operations	6,661,115	(963,624)	14,677,676	(4,419,813)	41,069,012	(16,130,678)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(5,736)	—	(48,819)	—	(70,498)
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	—	(2,727,434)	—	(5,641,634)	—	(16,040,017)
Return of Capital — Class 1	—	—	—	—	—	—
Return of Capital — Class 2	—	—	—	—	—	—
Return of Capital — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	(2,733,170)	—	(5,690,453)	—	(16,110,515)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	22,922,922	50,719,296	33,282,411	98,066,983	73,867,504	269,066,833

TOTAL INCREASE (DECREASE) IN NET ASSETS	29,584,037	47,022,502	47,960,087	87,956,717	114,936,516	236,825,640

NET ASSETS:
Beginning of period	82,124,859	35,102,357	167,765,817	79,809,100	459,326,432	222,500,792

End of period	$111,708,896	$82,124,859	$215,725,904	$167,765,817	$574,262,948	$459,326,432

See Notes to Financial Statements

534

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA International Index		SA Invesco Growth Opportunities		SA Invesco VCP Equity-Income
	For the six months ended July 31, 2019 (unaudited)	For the year ended January 31, 2019	For the six months ended July 31, 2019 (unaudited)	For the year ended January 31, 2019	For the six months ended July 31, 2019 (unaudited)	For the year ended January 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$7,804,357	$8,960,057	$(779,289)	$(1,499,009)	$10,471,755	$20,486,035
Net realized gain (loss) on investments and foreign currencies	2,981,054	(6,059,879)	20,155,614	41,063,426	17,397,340	38,694,682
Net unrealized gain (loss) on investments and foreign currencies	7,251,701	(53,771,570)	24,864,299	(32,708,003)	60,044,426	(186,833,129)

Net increase (decrease) in net assets resulting from operations	18,037,112	(50,871,392)	44,240,624	6,856,414	87,913,521	(127,652,412)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(9,284,634)	—	(16,435,682)	—	(8,016)
Distributable earnings — Class 2	—	—	—	(354,746)	—	—
Distributable earnings — Class 3	—	(33,465)	—	(16,387,072)	—	(80,168,388)
Return of Capital — Class 1	—	—	—	—	—	—
Return of Capital — Class 2	—	—	—	—	—	—
Return of Capital — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	(9,318,099)	—	(33,177,500)	—	(80,176,404)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	15,460,546	76,638,787	(32,112,519)	33,034,434	(18,318,096)	81,862,580

TOTAL INCREASE (DECREASE) IN NET ASSETS	33,497,658	16,449,296	12,128,105	6,713,348	69,595,425	(125,966,236)

NET ASSETS:
Beginning of period	406,204,582	389,755,286	304,719,452	298,006,104	1,484,240,066	1,610,206,302

End of period	$439,702,240	$406,204,582	$316,847,557	$304,719,452	$1,553,835,491	$1,484,240,066

See Notes to Financial Statements

535

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Janus Focused Growth		SA JPMorgan Diversified Balanced		SA JPMorgan Emerging Markets
	For the six months ended July 31, 2019 (unaudited)	For the year ended January 31, 2019	For the six months ended July 31, 2019 (unaudited)	For the year ended January 31, 2019	For the six months ended July 31, 2019 (unaudited)	For the year ended January 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$461,304	$64,479	$2,802,890	$4,751,292	$3,575,245	$6,105,663
Net realized gain (loss) on investments and foreign currencies	12,152,599	20,994,572	2,429,529	12,784,222	4,144,549	13,751,984
Net unrealized gain (loss) on investments and foreign currencies	43,630,936	(18,446,913)	9,549,945	(31,692,451)	(7,910,351)	(87,480,652)

Net increase (decrease) in net assets resulting from operations	56,244,839	2,612,138	14,782,364	(14,156,937)	(190,557)	(67,623,005)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(17,410,994)	—	(5,707,970)	—	(2,775,964)
Distributable earnings — Class 2	—	(681,504)	—	(880,320)	—	(70,169)
Distributable earnings — Class 3	—	(9,407,994)	—	(13,593,640)	—	(2,789,986)
Return of Capital — Class 1	—	—	—	—	—	—
Return of Capital — Class 2	—	—	—	—	—	—
Return of Capital — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	(27,500,492)	—	(20,181,930)	—	(5,636,119)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(26,484,606)	51,127,234	(4,647,551)	28,256,249	(37,449,111)	(45,170,865)

TOTAL INCREASE (DECREASE) IN NET ASSETS	29,760,233	26,238,880	10,134,813	(6,082,618)	(37,639,668)	(118,429,989)

NET ASSETS:
Beginning of period	372,096,103	345,857,223	259,977,169	266,059,787	255,247,133	373,677,122

End of period	$401,856,336	$372,096,103	$270,111,982	$259,977,169	$217,607,465	$255,247,133

See Notes to Financial Statements

536

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA JPMorgan Equity-Income		SA JPMorgan Global Equities		SA JPMorgan MFS Core Bond
	For the six months ended July 31, 2019 (unaudited)	For the year ended January 31, 2019	For the six months ended July 31, 2019 (unaudited)	For the year ended January 31, 2019	For the six months ended July 31, 2019 (unaudited)	For the year ended January 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$10,780,968	$24,257,433	$3,857,770	$8,182,580	$24,672,671	$46,918,774
Net realized gain (loss) on investments and foreign currencies	15,091,097	74,195,255	8,582,177	30,593,393	1,291,910	(13,298,390)
Net unrealized gain (loss) on investments and foreign currencies	84,215,543	(136,449,363)	(2,411,033)	(85,655,582)	73,007,624	(6,225,990)

Net increase (decrease) in net assets resulting from operations	110,087,608	(37,996,675)	10,028,914	(46,879,609)	98,972,205	27,394,394

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(69,301,924)	—	(69,421,642)	—	(23,493,719)
Distributable earnings — Class 2	—	(832,165)	—	(614,722)	—	(191,320)
Distributable earnings — Class 3	—	(18,410,530)	—	(5,480,120)	—	(20,604,251)
Return of Capital — Class 1	—	—	—	—	—	—
Return of Capital — Class 2	—	—	—	—	—	—
Return of Capital — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	(88,544,619)	—	(75,516,484)	—	(44,289,290)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(66,996,288)	(54,460,517)	(109,436,445)	3,635,932	(27,749,022)	(153,399,022)

TOTAL INCREASE (DECREASE) IN NET ASSETS	43,091,320	(181,001,811)	(99,407,531)	(118,760,161)	71,223,183	(170,293,918)

NET ASSETS:
Beginning of period	1,033,878,289	1,214,880,100	464,589,803	583,349,964	1,779,216,953	1,949,510,871

End of period	$1,076,969,609	$1,033,878,289	$365,182,272	$464,589,803	$1,850,440,136	$1,779,216,953

See Notes to Financial Statements

537

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA JPMorgan Mid-Cap Growth		SA Large Cap Growth Index		SA Large Cap Index
	For the six months ended July 31, 2019 (unaudited)	For the year ended January 31, 2019	For the six months ended July 31, 2019 (unaudited)	For the period May 1, 2018@ through January 31, 2019	For the six months ended July 31, 2019 (unaudited)	For the year ended January 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(503,721)	$(1,226,715)	$1,511,252	$1,984,233	$18,088,685	$35,593,771
Net realized gain (loss) on investments and foreign currencies	35,827,611	34,991,975	2,192,495	(9,588,154)	18,660,001	25,265,468
Net unrealized gain (loss) on investments and foreign currencies	28,803,434	(34,544,305)	27,609,352	13,772,553	194,529,454	(123,167,605)

Net increase (decrease) in net assets resulting from operations	64,127,324	(779,045)	31,313,099	6,168,632	231,278,140	(62,308,366)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(25,662,610)	—	(2,519,442)	—	(123,477,582)
Distributable earnings — Class 2	—	(1,814,770)	—	—	—	—
Distributable earnings — Class 3	—	(18,545,657)	—	(3,760)	—	(712,771)
Return of Capital — Class 1	—	—	—	—	—	—
Return of Capital — Class 2	—	—	—	—	—	—
Return of Capital — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	(46,023,037)	—	(2,523,202)	—	(124,190,353)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(30,497,526)	35,600,205	(11,829,382)	243,582,572	19,786,372	91,186,761

TOTAL INCREASE (DECREASE) IN NET ASSETS	33,629,798	(11,201,877)	19,483,717	247,228,002	251,064,512	(95,311,958)

NET ASSETS:
Beginning of period	371,112,148	382,314,025	247,228,002	—	2,079,963,546	2,175,275,504

End of period	$404,741,946	$371,112,148	$266,711,719	$247,228,002	$2,331,028,058	$2,079,963,546

@	Commencement of operations

See Notes to Financial Statements

538

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Large Cap Value Index		SA Legg Mason BW Large Cap Value		SA Legg Mason Tactical Opportunities
	For the six months ended July 31, 2019 (unaudited)	For the period May 1, 2018@ through January 31, 2019	For the six months ended July 31, 2019 (unaudited)	For the year ended January 31, 2019	For the six months ended July 31, 2019 (unaudited)	For the year ended January 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,732,256	$4,719,497	$12,963,518	$24,912,064	$394,761	$378,917
Net realized gain (loss) on investments and foreign currencies	831,977	(966,021)	35,007,036	117,042,195	23,052	(24,788)
Net unrealized gain (loss) on investments and foreign currencies	17,700,687	1,262,136	45,570,542	(240,542,356)	1,688,366	(984,086)

Net increase (decrease) in net assets resulting from operations	21,264,920	5,015,612	93,541,096	(98,588,097)	2,106,179	(629,957)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(5,124,958)	—	(87,837,299)	—	(2,064)
Distributable earnings — Class 2	—	—	—	(4,596,884)	—	—
Distributable earnings — Class 3	—	(10,888)	—	(49,186,944)	—	(423,964)
Return of Capital — Class 1	—	—	—	—	—	(218)
Return of Capital — Class 2	—	—	—	—	—	—
Return of Capital — Class 3	—	—	—	—	—	(54,160)

Total distributions to shareholders	—	(5,135,846)	—	(141,621,127)	—	(480,406)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(11,444,682)	236,500,307	(88,171,513)	(4,463,827)	8,631,689	21,011,094

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,820,238	236,380,073	5,369,583	(244,673,051)	10,737,868	19,900,731

NET ASSETS:
Beginning of period	236,380,073	—	1,357,001,693	1,601,674,744	34,443,598	14,542,867

End of period	$246,200,311	$236,380,073	$1,362,371,276	$1,357,001,693	$45,181,466	$34,443,598

@	Commencement of operations

See Notes to Financial Statements

539

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA MFS Blue Chip Growth		SA MFS Massachusetts Investors Trust		SA MFS Total Return
	For the six months ended July 31, 2019 (unaudited)	For the year ended January 31, 2019	For the six months ended July 31, 2019 (unaudited)	For the year ended January 31, 2019	For the six months ended July 31, 2019 (unaudited)	For the year ended January 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,341,615	$3,519,045	$4,284,371	$7,630,441	$4,992,829	$9,309,141
Net realized gain (loss) on investments and foreign currencies	10,850,321	72,479,584	41,596,724	114,253,514	5,278,289	16,133,363
Net unrealized gain (loss) on investments and foreign currencies	61,913,513	(101,864,254)	87,004,022	(158,357,340)	26,686,331	(43,375,705)

Net increase (decrease) in net assets resulting from operations	75,105,449	(25,865,625)	132,885,117	(36,473,385)	36,957,449	(17,933,201)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(44,647,902)	—	(61,916,654)	—	(13,161,473)
Distributable earnings — Class 2	—	(258,559)	—	(810,908)	—	(1,934,430)
Distributable earnings — Class 3	—	(9,472,582)	—	(35,219,651)	—	(23,501,842)
Return of Capital — Class 1	—	—	—	—	—	—
Return of Capital — Class 2	—	—	—	—	—	—
Return of Capital — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	(54,379,043)	—	(97,947,213)	—	(38,597,745)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(39,402,904)	70,290,556	(83,378,121)	(101,770,308)	(19,684,856)	(14,067,963)

TOTAL INCREASE (DECREASE) IN NET ASSETS	35,702,545	(9,954,112)	49,506,996	(236,190,906)	17,272,593	(70,598,909)

NET ASSETS:
Beginning of period	681,943,855	691,897,967	987,830,316	1,224,021,222	484,076,929	554,675,838

End of period	$717,646,400	$681,943,855	$1,037,337,312	$987,830,316	$501,349,522	$484,076,929

See Notes to Financial Statements

540

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Mid Cap Index		SA Morgan Stanley International Equities		SA Oppenheimer Main Street Large Cap
	For the six months ended July 31, 2019 (unaudited)	For the year ended January 31, 2019	For the six months ended July 31, 2019 (unaudited)	For the year ended January 31, 2019	For the six months ended July 31, 2019 (unaudited)	For the year ended January 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,700,727	$2,107,718	$6,600,521	$10,006,808	$2,474,692	$4,409,337
Net realized gain (loss) on investments and foreign currencies	1,942,071	7,044,866	4,239,997	15,174,986	13,196,743	45,835,744
Net unrealized gain (loss) on investments and foreign currencies	15,944,411	(20,777,225)	13,636,650	(94,636,284)	36,622,112	(68,883,109)

Net increase (decrease) in net assets resulting from operations	19,587,209	(11,624,641)	24,477,168	(69,454,490)	52,293,547	(18,638,028)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(8,967,054)	—	(12,670,243)	—	(22,939,099)
Distributable earnings — Class 2	—	—	—	(350,212)	—	(257,893)
Distributable earnings — Class 3	—	(92,951)	—	(4,629,355)	—	(6,719,142)
Return of Capital — Class 1	—	—	—	—	—	—
Return of Capital — Class 2	—	—	—	—	—	—
Return of Capital — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	(9,060,005)	—	(17,649,810)	—	(29,916,134)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	16,074,926	89,939,092	(40,806,327)	(45,523,220)	(25,148,371)	(23,806,995)

TOTAL INCREASE (DECREASE) IN NET ASSETS	35,662,135	69,254,446	(16,329,159)	(132,627,520)	27,145,176	(72,361,157)

NET ASSETS:
Beginning of period	244,731,622	175,477,176	458,031,533	590,659,053	404,265,707	476,626,864

End of period	$280,393,757	$244,731,622	$441,702,374	$458,031,533	$431,410,883	$404,265,707

See Notes to Financial Statements

541

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA PIMCO VCP Tactical Return Balanced		SA PineBridge High-Yield Bond		SA Putnam International Growth and Income
	For the six months ended July 31, 2019 (unaudited)	For the year ended January 31, 2019	For the six months ended July 31, 2019 (unaudited)	For the year ended January 31, 2019	For the six months ended July 31, 2019 (unaudited)	For the year ended January 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$9,899,712	$15,247,486	$9,977,103	$19,789,315	$4,837,558	$6,687,836
Net realized gain (loss) on investments and foreign currencies	66,718,749	(55,943,524)	(506,390)	(1,594,687)	(2,962,511)	10,676,268
Net unrealized gain (loss) on investments and foreign currencies	15,834,144	(43,989,365)	12,703,361	(18,739,432)	4,728,857	(70,479,452)

Net increase (decrease) in net assets resulting from operations	92,452,605	(84,685,403)	22,174,074	(544,804)	6,603,904	(53,115,348)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(20,174)	—	(11,384,353)	—	(4,615,788)
Distributable earnings — Class 2	—	—	—	(565,607)	—	(147,410)
Distributable earnings — Class 3	—	(218,204,998)	—	(10,537,859)	—	(3,389,861)
Return of Capital — Class 1	—	—	—	—	—	—
Return of Capital — Class 2	—	—	—	—	—	—
Return of Capital — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	(218,225,172)	—	(22,487,819)	—	(8,153,059)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(35,711,892)	176,971,806	(21,906,981)	(20,934,345)	(14,274,840)	(29,670,354)

TOTAL INCREASE (DECREASE) IN NET ASSETS	56,740,713	(125,938,769)	267,093	(43,966,968)	(7,670,936)	(90,938,761)

NET ASSETS:
Beginning of period	1,238,799,249	1,364,738,018	333,646,816	377,613,784	246,618,360	337,557,121

End of period	$1,295,539,962	$1,238,799,249	$333,913,909	$333,646,816	$238,947,424	$246,618,360

See Notes to Financial Statements

542

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Schroders VCP Global Allocation		SA Small Cap Index		SA T. Rowe Price Asset Allocation Growth
	For the six months ended July 31, 2019 (unaudited)	For the year ended January 31, 2019	For the six months ended July 31, 2019 (unaudited)	For the year ended January 31, 2019	For the six months ended July 31, 2019 (unaudited)	For the year ended January 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$5,454,183	$10,478,298	$1,093,825	$1,294,560	$1,000,554	$829,770
Net realized gain (loss) on investments and foreign currencies	16,690,548	(22,106,241)	8,821,755	5,680,735	192,403	(716,203)
Net unrealized gain (loss) on investments and foreign currencies	18,088,921	(31,873,443)	1,719,480	(18,436,532)	10,028,160	(966,010)

Net increase (decrease) in net assets resulting from operations	40,233,652	(43,501,386)	11,635,060	(11,461,237)	11,221,117	(852,443)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(11,763)	—	(9,775,596)	—	(2,584)
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	—	(57,890,989)	—	(106,865)	—	(1,140,111)
Return of Capital — Class 1	—	—	—	—	—	—
Return of Capital — Class 2	—	—	—	—	—	—
Return of Capital — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	(57,902,752)	—	(9,882,461)	—	(1,142,695)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(13,776,739)	54,147,888	(10,326,645)	79,493,151	42,068,913	100,778,925

TOTAL INCREASE (DECREASE) IN NET ASSETS	26,456,913	(47,256,250)	1,308,415	58,149,453	53,290,030	98,783,787

NET ASSETS:
Beginning of period	578,601,277	625,857,527	228,243,602	170,094,149	119,652,843	20,869,056

End of period	$605,058,190	$578,601,277	$229,552,017	$228,243,602	$172,942,873	$119,652,843

See Notes to Financial Statements

543

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA T. Rowe Price VCP Balanced		SA Templeton Foreign Value		SA VCP Dynamic Allocation
	For the six months ended July 31, 2019 (unaudited)	For the year ended January 31, 2019	For the six months ended July 31, 2019 (unaudited)	For the year ended January 31, 2019	For the six months ended July 31, 2019 (unaudited)	For the year ended January 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$12,621,582	$20,412,996	$14,638,691	$18,738,103	$(1,074,278)	$185,552,670
Net realized gain (loss) on investments and foreign currencies	31,503,518	(6,079,383)	6,294,558	38,291,841	203,279,024	622,850,270
Net unrealized gain (loss) on investments and foreign currencies	59,676,886	(88,480,383)	(51,225,650)	(197,636,332)	750,134,641	(1,568,923,276)

Net increase (decrease) in net assets resulting from operations	103,801,986	(74,146,770)	(30,292,401)	(140,606,388)	952,339,387	(760,520,336)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(17,568)	—	(22,949,397)	—	(49,385)
Distributable earnings — Class 2	—	—	—	(774,431)	—	—
Distributable earnings — Class 3	—	(124,193,799)	—	(31,681,313)	—	(1,743,798,539)
Return of Capital — Class 1	—	(396)	—	(148,295)	—	—
Return of Capital — Class 2	—	—	—	(5,223)	—	—
Return of Capital — Class 3	—	(2,978,391)	—	(220,053)	—	—

Total distributions to shareholders	—	(127,190,154)	—	(55,778,712)	—	(1,743,847,924)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	16,263,809	315,252,907	(21,753,709)	(126,893,551)	(605,809,881)	793,536,378

TOTAL INCREASE (DECREASE) IN NET ASSETS	120,065,795	113,915,983	(52,046,110)	(323,278,651)	346,529,506	(1,710,831,882)

NET ASSETS:
Beginning of period	1,382,770,742	1,268,854,759	773,379,168	1,096,657,819	11,354,003,505	13,064,835,387

End of period	$1,502,836,537	$1,382,770,742	$721,333,058	$773,379,168	$11,700,533,011	$11,354,003,505

See Notes to Financial Statements

544

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA VCP Dynamic Strategy		SA VCP Index Allocation		SA WellsCap Aggressive Growth
	For the six months ended July 31, 2019 (unaudited)	For the year ended January 31, 2019	For the six months ended July 31, 2019 (unaudited)	For the year ended January 31, 2019	For the six months ended July 31, 2019 (unaudited)	For the year ended January 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(1,065,194)	$93,934,315	$(135,220)	$4,341,482	$(371,288)	$(535,403)
Net realized gain (loss) on investments and foreign currencies	43,012,848	288,751,056	1,914,297	(4,129,578)	9,979,543	8,279,757
Net unrealized gain (loss) on investments and foreign currencies	426,866,289	(806,436,594)	18,221,602	(10,026,191)	17,773,260	(9,868,752)

Net increase (decrease) in net assets resulting from operations	468,813,943	(423,751,223)	20,000,679	(9,814,287)	27,381,515	(2,124,398)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(43,005)	—	(3,372)	—	(12,113,752)
Distributable earnings — Class 2	—	—	—	—	—	(428,588)
Distributable earnings — Class 3	—	(801,640,615)	—	(5,898,661)	—	(4,040,393)
Return of Capital — Class 1	—	—	—	—	—	—
Return of Capital — Class 2	—	—	—	—	—	—
Return of Capital — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	(801,683,620)	—	(5,902,033)	—	(16,582,733)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(317,642,172)	252,895,794	63,580,835	217,930,446	(7,986,286)	23,259,007

TOTAL INCREASE (DECREASE) IN NET ASSETS	151,171,771	(972,539,049)	83,581,514	202,214,126	19,395,229	4,551,876

NET ASSETS:
Beginning of period	5,999,483,740	6,972,022,789	226,371,312	24,157,186	114,490,014	109,938,138

End of period	$6,150,655,511	$5,999,483,740	$309,952,826	$226,371,312	$133,885,243	$114,490,014

See Notes to Financial Statements

545

SUNAMERICA SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

July 31, 2019 — (unaudited)

Note 1.  Description of Business and Basis of Presentation

SunAmerica Series Trust (the “Trust”), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is comprised of fifty-nine separate investment series, fifty-three of which are included in this report. The five Portfolios of the Trust not included in this report are the SA American Funds Asset Allocation Portfolio, SA American Funds Global Growth Portfolio, SA American Funds Growth Portfolio, SA American Funds Growth-Income Portfolio and SA American Funds VCP Managed Allocation Portfolio (collectively, the “Feeder Funds”). SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”), an indirect wholly-owned subsidiary of American International Group, Inc., a Delaware Corporation (“AIG”), serves as investment adviser for all the Portfolios of the Trust. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Trust are held by separate accounts of American General Life Insurance Company (“AGL”), a Texas life insurer, The Variable Annuity Life Insurance Company (“VALIC”), a Texas life insurer, and The United States Life Insurance Company in the City of New York, a New York life insurer (“USL”) and variable contracts issued by Phoenix Life Insurance Company, an unaffiliated life insurance company. AGL, VALIC and USL are wholly-owned subsidiaries of AIG.

The Trust issues separate series of shares (the “Portfolios”), each of which represents a separate managed portfolio of securities with its own investment objectives. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered only in connection with certain variable contracts. Class 2 and 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 shares and Class 3 shares are subject to service fees while Class 1 shares are not; and (iii) Class 2 shares and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 shares and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’s average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.

Effective May 1, 2019, the SA Fidelity Institutional AM® International Growth Portfolio commenced operations.

The investment goals for each of the Portfolios included in this report are as follows:

The SA AB Growth Portfolio seeks long-term growth of capital. Its strategy is to invest primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior long-term earnings growth.

The SA AB Small & Mid Cap Value Portfolio seeks long-term growth of capital. Its strategy is to invest under normal circumstances at least 80% of its net assets in equity securities of companies with small and medium market capitalizations that the subadviser determines to be undervalued.

The SA BlackRock VCP Global Multi Asset Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest tactically allocating its assets to various equity and fixed income asset classes. Under normal market conditions, the Portfolio targets an allocation of approximately 55% of its net assets to equity exposure and approximately 45% of its net assets to fixed income exposure.

The SA Columbia Technology Portfolio seeks capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in equity securities that demonstrate the potential for capital appreciation, issued by companies the subadviser believes are positioned to benefit from involvement in technology and technology-related industries worldwide.

The SA DFA Ultra Short Bond Portfolio seeks current income consistent with liquidity and preservation of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in bonds.

The SA Dogs of Wall Street Portfolio seeks total return (including capital appreciation and current income). Its strategy is to invest in 30 high dividend yielding common stocks selected quarterly from the Dow Jones Industrial Average and the broader market.

The SA Emerging Markets Equity Index Portfolio seeks to provide investment results that correspond with the performance of the MSCI Emerging Market Index (the “MSCI Emerging Markets ). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in the MSCI Emerging Market Index.

The SA Federated Corporate Bond Portfolio seeks high total return with only moderate price risk. Its strategy is to invest, under normal conditions, at least 80% of its net assets in corporate bonds, which includes any corporate fixed income security. The Portfolio invests primarily in investment grade fixed income securities; but may invest up to 35% in fixed income securities rated below investment grade or “junk bonds.”

546

The SA Fidelity Institutional AM® International Growth Portfolio seeks long-term growth of capital. Its strategy is to invest primarily in non-U.S. securities, including securities of issuers located in emerging markets that demonstrate the potential for capital appreciation.

The SA Fidelity Institutional AM® Real Estate Portfolio seeks total return through a combination of growth and income. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities of companies principally engaged in the real estate industry and other real estate related investments.

The SA Fixed Income Portfolio seeks to provide investment results that correspond with the performance of the Bloomberg Barclays US Government/Credit Bond Index (the “Bloomberg Barclays US Government/Credit Bond”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in the Bloomberg Barclays US Government/Credit Bond Index.

The SA Fixed Income Intermediate Index Portfolio seeks to provide investment results that correspond with the performance of the Bloomberg Barclays US Intermediate Government/Credit Bond Index (the “Bloomberg Barclays US Intermediate Government/Credit Bond”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in the Bloomberg Barclays US Intermediate Government/Credit Bond Index or that have economic characteristics comparable to securities included in the index.

The SA Franklin Small Company Value Portfolio seeks long-term growth of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in a diversified portfolio of equity securities of small companies.

The SA Global Index Allocation 60/40 Portfolio seeks growth of capital, and secondarily, current income. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 60% of its assets (with a range of 50% to 70%) in Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 40% of its assets (with a range of 30% to 50%) Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).

The SA Global Index Allocation 75/25 Portfolio seeks growth of capital, and secondarily, current income. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 75% of its assets (with a range of 65% to 85% in equity securities (“Underlying Equity Portfolios”) and 25% of its assets (with a range of 15% to 35%) to Underlying Portfolios investing primarily fixed income securities (“Underlying Fixed Income Portfolios”).

The SA Global Index Allocation 90/10 Portfolio seeks growth of capital. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 90% of its assets (with a range of 80% to 100%) in Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 10% of its assets (with a range of 0% to 20%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).

The SA Goldman Sachs Global Bond Portfolio seeks high total return, emphasizing current income and, to a lesser extent, capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in high quality fixed income securities of U.S. and foreign issuers, including issuers of emerging markets.

The SA Goldman Sachs Multi-Asset Insights Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest, under normal circumstances, approximately 70% (with a range of 60% to 80%) of its net assets in equity exposure and approximately 30% (with a range of 20% to 40%) of its net assets in fixed income exposure.

The SA Index Allocation 60/40 Portfolio seeks growth of capital, and secondarily, current income. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 60% of its assets (with a range of 50% to 70%) in Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 40% of its assets (with a range of 30% to 50%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).

The SA Index Allocation 80/20 Portfolio seeks growth of capital, and secondarily, current income. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 80% of its assets (with a range of 70% to 90% in equity securities (“Underlying Equity Portfolios”) and 20% of its assets (with a range of 10% to 30%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).

The SA Index Allocation 90/10 Portfolio seeks growth of capital. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 90% of its assets (with a range of 80% to 100%) in Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 10% of its assets (with a range of 0% to 20%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).

The SA International Index Portfolio seeks investment results that correspond with the performance of the MSCI EAFE Index (the “MSCI EAFE”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in the MSCI EAFE or in securities that have economic characteristics comparable to securities included in the index.

The SA Invesco Growth Opportunities Portfolio seeks capital appreciation. Its strategy is to invest in equity securities that demonstrate the potential for capital appreciation, issued generally by small-cap companies.

The SA Invesco VCP Equity-Income Portfolio seeks current income and moderate capital appreciation while managing portfolio volatility. Its strategy is to invest, under normal circumstances, at least 65% of its net assets in income-producing equity securities.

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The SA Janus Focused Growth Portfolio seeks long-term growth of capital. Its strategy is to invest, under normal market conditions, at least 65% of its assets in equity securities of companies selected for their long term growth potential with a general core position of 30 to 40 common stocks.

The SA JPMorgan Diversified Balanced Portfolio seeks total return. Its strategy is to invest, under normal circumstances, in a balanced portfolio of common stocks and bonds, with at least 25% invested in equity securities and in fixed income securities.

The SA JPMorgan Emerging Markets Portfolio seeks long-term capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in common stocks, depository receipts and other equity securities of companies primarily in emerging markets outside the U.S., which the subadviser believes, when compared to developed markets, have above-average growth prospects.

The SA JPMorgan Equity-Income Portfolio seeks growth of capital and income. Its strategy is to invest primarily in common stocks (principally large-cap and mid-cap) that demonstrate the potential for appreciation and/or dividends.

The SA JPMorgan Global Equities Portfolio seeks long-term growth of capital. Its strategy is to invest primarily in common stocks or securities with common stock characteristics of U.S. and foreign issuers, that demonstrate the potential for appreciation and engages in transactions in foreign currencies. Under normal circumstances, at least 80% of its net assets of the Portfolio will be invested in equity securities.

The SA JPMorgan MFS Core Bond Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management. Its strategy is to invest under normal circumstances at least 80% of its net assets in a diversified portfolio of bonds including U.S. and foreign fixed income investments with varying maturities.

The SA JPMorgan Mid-Cap Growth Portfolio seeks long-term growth of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in equity securities of medium-sized companies that its subadviser believes have above-average growth potential.

The SA Large Cap Growth Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500® Growth Index (“S&P 500 Growth ”). Its strategy is to invest, under normal circumstances, at least 90% of its net assets in common stocks included in the S&P 500 Growth or in securities that have economic characteristics comparable to securities included in the index.

The SA Large Cap Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500®”). Its strategy is to invest, under normal circumstances, at least 90% of its net assets in common stocks included in the S&P 500 or in securities that have economic characteristics comparable to securities included in the index.

SA Large Cap Value Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500® Value Index (“S&P 500 Value ”). Its strategy is to invest, under normal circumstances, at least 90% of its net assets in common stocks included in the S&P 500 Value or in securities that have economic characteristics comparable to securities included in the index.

The SA Legg Mason BW Large Cap Value Portfolio seeks growth of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization companies.

The SA Legg Mason Tactical Opportunities Portfolio seeks growth of capital appreciation and income. Its strategy is to invest, under normal circumstances, approximately 70% (with a range of 60% to 80%) of its net assets in equity strategies and approximately 30% (with a range of 20% to 40%) of its net assets in fixed income strategies.

The SA MFS Blue Chip Growth Portfolio seeks capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in common stocks that demonstrate the potential for capital appreciation, issued by large-cap companies.

The SA MFS Massachusetts Investors Trust Portfolio seeks reasonable growth of income and long-term growth and appreciation. Its strategy is to invest primarily, under normal market conditions, at least 65% of its assets in equity securities.

The SA MFS Total Return Portfolio seeks reasonable current income, long-term capital growth and conservation of capital. Its strategy is to invest in a combination of equity and fixed income securities.

The SA Mid Cap Index Portfolio seeks investment results that correspond with the performance of the S&P MidCap 400 Index (“S&P MidCap 400”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in S&P MidCap 400 or in securities that have economic characteristics comparable to securities included in the index.

The SA Morgan Stanley International Equities Portfolio seeks long-term capital appreciation. Its strategy is to invest in a diversified portfolio of equity securities of non-U.S. issuers based on fundamental analysis and individual stock selection. Under normal circumstances, at least 80% of its net assets will be invested in equity securities that may include convertible securities.

The SA Oppenheimer Main Street Large Cap Portfolio seeks long-term capital appreciation. Its strategy is to invest under normal circumstances, at least 80% of its net assets in equity investments selected by their potential to achieve capital appreciation over the long-term.

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The SA PIMCO VCP Tactical Balanced Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest in a combination of fixed-income instruments and derivatives.

The SA PineBridge High-Yield Bond Portfolio seeks high current income and, secondarily, capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in intermediate and long-term corporate obligations, emphasizing high-yield, high-risk fixed income securities (junk bonds) with a primary focus on “B” rated high-yield securities.

The SA Putnam International Growth and Income Portfolio seeks growth of capital and, secondarily, current income. Its strategy is to invest primarily in common stocks of companies outside the U.S. that the subadviser considers undervalued by the market and offers a potential for income.

The SA Schroders VCP Global Allocation Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest through flexible asset allocation driven by tactical and thematic ideas. Under normal market conditions, the Portfolio targets an allocation of approximately 60% of its net assets to equity exposure and approximately 40% of its net assets to fixed income exposure.

The SA Small Cap Index Portfolio seeks investment results that correspond with the performance of the Russell 2000 Index (“Russell 2000”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in securities included in Russell 2000 or in securities that have economic characteristics comparable to securities included in the index.

The SA T. Rowe Price Asset Allocation Growth Portfolio seeks capital appreciation and income. Its strategy is to invest, under normal circumstances, approximately 80% (with a range of 70% to 90%) of its net assets in equity strategies and approximately 20% (with a range of 10% to 30%) of its net assets in fixed income strategies.

The SA T. Rowe Price VCP Balanced Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest approximately 65% of its total assets in common stocks and 35% of its total assets in fixed income securities. The Portfolio invests in securities of both U.S. and foreign corporate and governmental issuers, including emerging market issuers.

The SA Templeton Foreign Value Portfolio seeks long-term growth of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in equity and debt securities of companies and governments outside the U.S., including emerging markets.

The SA VCP Dynamic Allocation Portfolio seeks capital appreciation and current income while managing net equity exposure. Its strategy is to invest under normal conditions approximately 70% to 90% of its assets in certain Trust portfolios, Anchor Series Trust and Seasons Series Trust portfolios (Fund-of-Funds Component) and 10% to 30% of its assets in a portfolio of derivative instruments, fixed-income securities and short-term investments (Overlay Component).

The SA VCP Dynamic Strategy Portfolio seeks capital appreciation and current income while managing net equity exposure. Its strategy is to invest under normal conditions approximately 70% to 90% of its assets in certain Trust portfolios, Anchor Series Trust and Seasons Series Trust portfolios (Fund-to-Funds Component) and 10% to 30% of its assets in a portfolio of derivative instruments, fixed-income securities and short-term investments (Overlay Component).

The SA VCP Index Allocation Portfolio seeks capital appreciation and secondarily, income while managing portfolio volatility. Its strategy is to invest under normal circumstances approximately 80% of its assets in combination of other mutual funds (“Fund-of-Funds Component”) and 20% of its assets in a combination of equity index and fixed income futures, currency forwards and equity index put options (“Overlay Component”).

The SA WellsCap Aggressive Growth Portfolio seeks capital appreciation. Its strategy is to invest primarily in common and preferred stocks of U.S. companies.

Indemnifications: The Trust’s organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Portfolios are considered investment companies

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under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Trust, in the preparation of its financial statements:

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of July 31, 2019, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

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Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments

Forward Foreign Currency Contracts:    During the period, the SA BlackRock VCP Global Multi Asset, SA Goldman Sachs Global Bond, SA Goldman Sachs Multi-Asset Insights, SA Invesco VCP Equity-Income, SA Putnam International Growth and Income, SA Schroders VCP Global Allocation and SA T. Rowe Price VCP Balanced Portfolios used forward currency contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. In addition, the SA BlackRock VCP Global Multi Asset, SA Goldman Sachs Global Bond, SA PIMCO VCP Tactical Balanced and SA Schroders VCP Global Allocation Portfolios also used forward currency contracts to enhance returns.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Futures:    During the period, the SA Federated Corporate Bond and SA Goldman Sachs Global Bond Portfolios used futures contracts to manage duration and yield curve positioning. The SA Goldman Sachs Multi-Asset Insights Portfolio used equity index futures contracts to passively replicate exposure to global developed large cap equities, U.S. small cap equities and emerging market equities. In addition, the SA Goldman Sachs Multi-Asset Insights Portfolio used treasury futures to passively replicate exposure to U.S. Treasury bonds, U.S.

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investment grade credit and U.S. long duration corporate bonds. The SA JPMorgan MFS Core Bond Portfolio used futures contracts to increase or decrease exposure to bond markets, to manage duration and yield curve positioning, and hedge against changes in interest rates. The SA BlackRock VCP Global Multi Asset, SA JPMorgan Diversified Balanced, SA PIMCO VCP Tactical Balanced, SA Schroders VCP Global Allocation, SA T. Rowe Price Asset Allocation Growth and SA T. Rowe Price VCP Balanced Portfolios used futures contracts to increase or decrease exposure to equity and bond markets and to hedge against changes in interest rates, and prices of bonds. The SA Emerging Markets Equity Index, SA Fidelity Institutional AM® International Growth, SA International Index, SA Invesco VCP Equity-Income, SA Large Cap Growth Index, SA Large Cap Index, SA Large Cap Value Index, SA Mid Cap Index, SA Small Cap Index, SA VCP Dynamic Allocation, SA VCP Dynamic Strategy and SA VCP Index Allocation Portfolios used futures contracts to increase or decrease exposure to equity markets. The SA BlackRock VCP Global Multi Asset Portfolio also used futures contracts to control currency exposure. The SA Legg Mason Tactical Opportunities Portfolio used futures contracts to increase or decrease exposure to equity and bond markets for tactical and risk management purposes. In addition, the SA Schroders VCP Global Allocation Portfolio used futures contracts to manage duration.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Options:    During the period, the SA BlackRock VCP Global Multi Asset, SA Invesco VCP-Equity Income, SA JPMorgan MFS Core Bond, SA PIMCO VCP Tactical Balanced, SA Schroders VCP Global Allocation, SA T. Rowe Price VCP Balanced, SA VCP Dynamic Allocation, SA VCP Dynamic Strategy and SA VCP Index Allocation Portfolios used options contracts to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased or to generate income. The SA Goldman Sachs Global Bond Portfolio used options contracts to manage exposure to fluctuations in interest rates and to express active views to enhance returns.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities, and for written options, may result in excess of the amounts shown on the statement of assets and liabilities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

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Swap Contracts:    Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral for centrally cleared swap contracts. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolio and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).

Credit Default Swap Agreements:    During the period, the SA Goldman Sachs Global Bond Portfolio used credit default swaps to manage credit risk and to express active credit views to enhance return. The SA Goldman Sachs Multi-Asset Insights Portfolio used credit default swaps to passively replicate exposure to U.S. investment grade credit and U.S. long duration corporate bonds. The SA PIMCO VCP Tactical Balanced Portfolio also used credit default swaps as a substitute for physical securities.

Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

553

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule following each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Equity Swap Agreements:    During the period, the SA PIMCO VCP Tactical Balanced Portfolio used equity swaps to gain exposure to a security or market index and to enhance total return.

Equity swaps, a type of total return swaps, are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to the Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and the Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

The Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted against each other, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets.

Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that the Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, the Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

554

Interest Rate Swap Agreements:    During the period, the SA Goldman Sachs Global Bond Portfolio used interest rate swap agreements, to manage exposure to fluctuations in interest rates and/or express inflation views to enhance returns. The SA PIMCO VCP Tactical Balanced Portfolio used interest rate swap agreements to manage exposure to fluctuations in interest rates.

Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Risks of Entering into Swap Agreements:    Risks to a Portfolio of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss, which may be in excess of the amount reflected on the statement of assets and liabilities.

Master Agreements:    Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

555

The following tables represent the value of derivatives held as of July 31, 2019, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the period ended July 31, 2019. For a detailed presentation of derivatives held as of July 31, 2019, please refer to the Portfolio of Investments.

	Asset Derivatives				Liability Derivatives
	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Foreign Forward Exchange Contracts(4)	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Foreign Forward Exchange Contracts(7)
Portfolio	Interest Rate Contracts				Interest Rate Contracts
SA BlackRock VCP Global Multi Asset	$43,203	$—	$—	$—	$38,594	$—	$—	$—
SA Federated Corporate Bond	322,344	—	—	—	—	—	—	—
SA Goldman Sachs Global Bond	158,773	2,363,928	—	—	62,532	1,955,445	—	—
SA Goldman Sachs Multi-Asset Insights	4,750	—	—	—	—	—	—	—
SA JPMorgan Diversified Balanced	90,421	—	—	—	50,753	—	—	—
SA JPMorgan MFS Core Bond	326,250	—	5,091	—	198,211	—	—	—
SA Legg Mason Tactical Opportunities	—	—	—	—	1,484	—	—	—
SA PIMCO VCP Tactical Balanced	131,914	210,665	—	—	9,515,266	7,117,486	740	—
SA Schroders VCP Global Allocation	132,344	—	—	—	33,398	—	—	—
SA T. Rowe Price Asset Allocation Growth	2,906	—	—	—	2,461	—	—	—
SA T. Rowe Price VCP Balanced	39,102	—	—	—	187,282	—	—	—
SA VCP Index Allocation	13,281	—	—	—	47,328	—	—	—

	Equity Contracts				Equity Contracts
SA BlackRock VCP Global Multi Asset	13,578	—	2,560,350	—	1,610,693	—	—	—
SA Emerging Markets Equity Index	—	—	—	—	152,100	—	—	—
SA Fidelity Institutional AM® International Growth	—	—	—	—	—	—	—	—
SA Goldman Sachs Multi-Asset Insights	—	—	—	—	6,435	—	—	—
SA International Index	—	—	—	—	81,000	—	—	—
SA Invesco VCP Equity-Income	—	—	2,022,735	—	334,500	—	—	—
SA JPMorgan Diversified Balanced	115,440	—	—	—	376,645	—	—	—
SA Large Cap Growth Index	—	—	—	—	4,500	—	—	—
SA Large Cap Index	—	—	—	—	1,002,000	—	—	—
SA Large Cap Value Index	—	—	—	—	6,000	—	—	—
SA Legg Mason Tactical Opportunities	—	—	—	—	24,000	—	—	—
SA Mid Cap Index	—	—	—	—	172,530	—	—	—
SA PIMCO VCP Tactical Balanced	—	4,287,297	7,462,000	—	—	—	—	—
SA Schroders VCP Global Allocation	14,162	—	462,770	—	2,013,707	—	—	—
SA Small Cap Index	—	—	—	—	67,253	—	—	—
SA T. Rowe Price VCP Balanced	—	—	423,060	—	2,597,939	—	—	—
SA VCP Dynamic Allocation	—	—	104,247,285	—	33,150,000	—	—	—
SA VCP Dynamic Strategy	—	—	55,640,487	—	12,300,000	—	—	—
SA VCP Index Allocation	—	—	655,270	—	976,830	—	—	—

	Credit Contracts				Credit Contracts
SA Goldman Sachs Global Bond	—	194,579	—	—	—	497,632	—	—
SA Goldman Sachs Multi-Asset Insights	—	5,137	—	—	—	—	—	—
SA PIMCO VCP Tactical Balanced	—	—	—	—	—	501,340	—	—

	Foreign Exchange Contracts				Foreign Exchange Contracts
SA BlackRock VCP Global Multi Asset	—	—	—	695,483	—	—	—	1,493,626
SA Goldman Sachs Global Bond	—	—	—	1,784,309	—	—	—	1,353,380
SA Goldman Sachs Multi-Asset Insights	—	—	—	—	—	—	—	—
SA Invesco VCP Equity-Income	—	—	—	2,094,428	—	—	—	69,723
SA PIMCO VCP Tactical Balanced	—	—	—	590,358	—	—	—	140,386
SA Putnam International Growth and Income	—	—	—	592,604	—	—	—	600,435
SA Schroders VCP Global Allocation	—	—	—	274,145	—	—	—	1,215,750
SA T. Rowe Price VCP Balanced	—	—	—	—	—	—	—	—

556

Statement of Assets and Liabilities Location:

(1)	Variation margin on futures contracts
(2)	Unrealized appreciation on swap contracts
(3)	Investments at value (unaffiliated)
(4)	Unrealized appreciation on forward foreign currency contracts
(5)	Unrealized depreciation on swap contracts
(6)	Call and put options written, at value
(7)	Unrealized depreciation on forward foreign currency contracts
(8)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio’s
Portfolio of Investments in the following amounts:

Portfolio	Cumulative Appreciation/ (Depreciation)	Portfolio	Cumulative Appreciation/ (Depreciation)
SA BlackRock VCP Global Multi Asset	$2,675,557	SA Large Cap Value Index	$17,442
SA Emerging Markets Equity Index	129,890	SA Legg Mason Tactical Opportunities	5,515
SA Federated Corporate Bond	2,330,515	SA Mid Cap Index	456,250
SA Goldman Sachs Global Bond	420,779	SA PIMCO VCP Tactical Balanced	18,106,906
SA Goldman Sachs Multi-Asset Insights	85,029	SA Schroders VCP Global Index Allocation	6,238,185
SA International Index	30,480	SA Small Cap Index	284,294
SA Invesco VCP Equity-Income	1,019,667	SA T. Rowe Price Asset Allocation Growth	2,390
SA JPMorgan Diversified Balanced	850,171	SA T. Rowe Pice VCP Balanced	4,945,119
SA JPMorgan MFS Core Bond	125,247	SA VCP Dynamic Allocation	57,630,604
SA Large Cap Growth Index	13,082	SA VCP Dynamic Strategy	15,535,583
SA Large Cap Index	2,912,861	SA VCP Index Allocation	2,286,004

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
Portfolio	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)
	Interest Rate Contracts
SA BlackRock VCP Global Multi Asset	$3,536,693	$—	$—	$—	$—
SA Federated Corporate Bond	1,285,085	—	—	—	—
SA Goldman Sachs Global Bond	1,073,721	619,679	(560,511)	647,593	—
SA Goldman Sachs Multi-Asset Insights	444,479	—	—	—	—
SA JPMorgan Diversified Balanced	579,145	—	—	—	—
SA JPMorgan MFS Core Bond	(361,434)	—	—	—	—
SA Legg Mason Tactical Opportunities	(46,446)	—	—	—	—
SA PIMCO VCP Tactical Balanced	(9,139,028)	(6,908,975)	(1,199,346)	1,095,907	—
SA Schroders VCP Global Allocation	2,070,339	—	—	—	—
SA Small Cap Index	—	—	—	—	—
SA T. Rowe Price Asset Allocation Growth	22,945	—	—	—	—
SA T. Rowe Price VCP Balanced	(4,851,828)	—	—	—	—
SA VCP Dynamic Allocation	—	—	—	—	—
SA VCP Dynamic Strategy	—	—	—	—	—
SA VCP Index Allocation	(636,116)	—	—	—	—

	Equity Contracts
SA BlackRock VCP Global Multi Asset	17,419,565	—	—	(6,244,419)	—
SA Emerging Markets Equity Index	262,089	—	—	—	—
SA Fidelity Institutional AM® International Growth	(2,585)	—	—	—	—
SA Goldman Sachs Multi-Asset Insights	191,484	—	—	—	—
SA International Index	4,598,187	—	—	—	—
SA Invesco VCP Equity-Income	1,657,627	—	—	(5,141,296)	—
SA JPMorgan Diversified Balanced	1,462,840	—	—	—	—
SA Large Cap Growth Index	42,007	—	—	—	—
SA Large Cap Index	7,743,349	—	—	—	—
SA Large Cap Value Index	56,001	—	—	—	—
SA Legg Mason Tactical Opportunities	(14,361)	—	—	—	—
SA Mid Cap Index	595,699	—	—	—	—
SA PIMCO VCP Tactical Balanced	73,892,814	5,681,699	10,899	(8,365,437)	—
SA Schroders VCP Global Allocation	18,541,283	—	—	—	—
SA Small Cap Index	3,581,807	—	—	—	—
SA T. Rowe Price VCP Balanced	27,903,410	—	(783)	(3,553,763)	—
SA VCP Dynamic Allocation	367,581,427	—	—	(192,008,007)	—
SA VCP Dynamic Strategy	137,654,056	—	—	(101,017,655)	—
SA VCP Index Allocation	4,459,130	—	—	(1,215,125)	—

557

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations (continued)
Portfolio	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)
	Credit Contracts
SA Goldman Sachs Global Bond	$—	$134,509	$—	$—	$—
SA Goldman Sachs Multi-Asset Insights	—	100,294	—	—	—
SA PIMCO VCP Tactical Balanced	—	(171,580)	—	—	—
SA Schroders VCP Global Allocation	—	—	—	(2,104,589)	—
SA Small Cap Index	—	—	—	—	—
SA T. Rowe Price VCP Balanced	—	—	—	—	—
SA VCP Dynamic Allocation	—	—	—	—	—
SA VCP Dynamic Strategy	—	—	—	—	—

	Foreign Exchange Contracts
SA BlackRock VCP Global Multi Asset	—	—	—	—	(1,176,337)
SA Goldman Sachs Global Bond	—	—	—	—	(1,102,032)
SA Goldman Sachs Multi-Asset Insights	—	—	—	—	(925)
SA Invesco VCP Equity-Income	—	—	—	—	554,030
SA PIMCO VCP Tactical Balanced	—	—	—	—	291,822
SA Putnam International Growth and Income	—	—	—	—	(412,612)
SA Schroders VCP Global Allocation	—	—	—	—	(1,701,227)
SA Small Cap Index	—	—	—	—	—
SA T. Rowe Price VCP Balanced	—	—	—	—	(108)
SA VCP Dynamic Allocation	—	—	—	—	—
SA VCP Dynamic Strategy	—	—	—	—	—

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Portfolio	Futures Contracts(6)	Swap Contracts(7)	Written Options(8)	Purchased Options(9)	Foreign Forward Exchange Contracts(10)
	Interest Rate Contracts
SA BlackRock VCP Global Multi Asset	$(1,785,132)	$—	$—	$—	$—
SA Federated Corporate Bond	2,257,491	—	—	—	—
SA Goldman Sachs Global Bond	67,220	(176,030)	97,330	145,632	—
SA Goldman Sachs Multi-Asset Insights	(92,490)	—	—	—	—
SA JPMorgan Diversified Balanced	259,361	—	—	—	—
SA JPMorgan MFS Core Bond	(297,804)	—	—	(151,239)	—
SA Legg Mason Tactical Opportunities	(16,114)	—	—	—	—
SA PIMCO VCP Tactical Balanced	(535,223)	(3,991,779)	853,843	(499,000)	—
SA Schroders VCP Global Allocation	(46,287)	—	—	—	—
SA Small Cap Index	—	—	—	—	—
SA T. Rowe Price Asset Allocation Growth	(4,849)	—	—	—	—
SA T. Rowe Price VCP Balanced	2,028,529	—	—	—	—
SA VCP Dynamic Allocation	—	—	—	—	—
SA VCP Dynamic Strategy	—	—	—	—	—
SA VCP Index Allocation	(438,436)	—	—	—	—

	Equity Contracts
SA BlackRock VCP Global Multi Asset	(3,769,673)	—	—	—	—
SA Emerging Markets Equity Index	(707,505)	—	—	—	—
SA Goldman Sachs Multi-Asset Insights	(135,882)	—	—	—	—
SA International Index	(3,481,604)	—	—	—	—
SA Invesco VCP Equity-Income	(2,392,011)	—	—	(977,295)	—
SA JPMorgan Diversified Balanced	(1,116,531)	—	—	—	—
SA Large Cap Growth Index	(1,806)	—	—	—	—
SA Large Cap Index	330,926	—	—	—	—
SA Large Cap Value Index	(2,400)	—	—	—	—
SA Legg Mason Tactical Opportunities	21,268	—	—	—	—
SA Mid Cap Index	160,484	—	—	—	—
SA PIMCO VCP Tactical Balanced	(8,535,963)	2,540,579	—	3,473,054	—
SA Schroders VCP Global Allocation	(515,603)	—	—	—	—
SA Small Cap Index	(1,825,422)	—	—	—	—
SA T. Rowe Price VCP Balanced	(2,833,182)	—	—	(1,865,115)	—
SA VCP Dynamic Allocation	(96,223,250)	—	—	40,942,783	—
SA VCP Dynamic Strategy	(41,927,885)	—	—	21,450,138	—
SA VCP Index Allocation	1,446,359	—	—	152,056	—

558

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations (continued)
Portfolio	Futures Contracts(6)	Swap Contracts(7)	Written Options(8)	Purchased Options(9)	Foreign Forward Exchange Contracts(10)
	Credit Contracts
SA Goldman Sachs Global Bond	$—	$81,806	$—	$—	$—
SA Goldman Sachs Multi-Asset Insights	—	19,648	—	—	—
SA PIMCO VCP Tactical Balanced	—	(344,128)	—	—	—
SA Schroders VCP Global Allocation	—	—	—	540,523	—
SA Small Cap Index	—	—	—	—	—
SA T. Rowe Price VCP Balanced	—	—	—	—	—
SA VCP Dynamic Allocation	—	—	—	—	—
SA VCP Dynamic Strategy	—	—	—	—	—

	Foreign Exchange Contracts
SA BlackRock VCP Global Multi Asset	—	—	—	—	(916,953)
SA Goldman Sachs Global Bond	—	—	—	—	1,376,546
SA Goldman Sachs Multi-Asset Insights	—	—	—	—	(44)
SA Invesco VCP Equity-Income	—	—	—	—	3,048,510
SA PIMCO VCP Tactical Balanced	—	—	—	—	539,244
SA Putnam International Growth and Income	—	—	—	—	(217,923)
SA Schroders VCP Global Allocation	—	—	—	—	(2,280,550)
SA Small Cap Index	—	—	—	—	—
SA T. Rowe Price VCP Balanced	—	—	—	—	(14)
SA VCP Dynamic Allocation	—	—	—	—	—
SA VCP Dynamic Strategy	—	—	—	—	—

Statement of Operations Location:

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized gain (loss) on swap contracts
(3)	Net realized gain (loss) on written options contracts
(4)	Net realized gain (loss) on investments
(5)	Net realized gain (loss) on forward contracts
(6)	Change in unrealized appreciation (depreciation) on futures contracts
(7)	Change in unrealized appreciation (depreciation) on swap contracts
(8)	Change in unrealized appreciation (depreciation) on written options contracts
(9)	Change in unrealized appreciation (depreciation) on investments
(10)	Change in unrealized appreciation (depreciation) on forward contracts

The following table represents the average monthly balances of derivatives held during the period ended July 31, 2019.

	Average Amount Outstanding During the Period
Portfolio	Futures Contracts(1)	Foreign Exchange Contracts(2)	Purchased Call Options Contracts(1)	Purchased Put Options Contracts(1)	Interest Rate Swap Contracts(2)	Credit Swap Contracts(2)	Total Return Swap Contracts(2)	Written Call Option Contracts(1)	Written Put Option Contracts(1)
SA BlackRock VCP Global Multi Asset	$319,219,343	$122,263,959	$—	$2,597,918	$—	$—	$—	$—	$—
SA Emerging Markets Equity Index	11,701,693	—	—	—	—	—	—	—	—
SA Federated Corporate Bond	49,812,344	—	—	—	—	—	—	—	—
SA Goldman Sachs Global Bond	168,792,793	289,840,655	347,657	6,197	391,439,315	86,229,482	—	296,850	—
SA Goldman Sachs Multi-Asset Insights	10,081,500	—	—	—	—	7,008,333	—	—	—
SA International Index	33,600,400	—	—	—	—	—	—	—	—
SA Invesco VCP Equity-Income	57,419,675	106,747,483	—	3,929,080	—	—	—	—	—
SA JPMorgan Diversified Balanced	114,125,253	—	—	—	—	—	—	—	—
SA JPMorgan MFS Core Bond	164,726,832	—	—	3,778	—	—	—	—	—
SA Large Cap Growth Index	431,253	—	—	—	—	—	—	—	—
SA Large Cap Index	89,491,274	—	—	—	—	—	—	—	—
SA Large Cap Value Index	575,003	—	—	—	—	—	—	—	—
SA Legg Mason Tactical Opportunities	2,318,141	—	—	—	—	—	—	—	—
SA Mid Cap Index	12,055,465	—	—	—	—	—	—	—	—
SA PIMCO VCP Tactical Balanced	1,735,039,425	36,803,512	979,429	5,299,847	231,389,871	45,000,000	192,616,180	1,078,987	5,268
SA Putnam International Growth and Income	—	93,211,560	—	—	—	—	—	—	—

559

	Average Amount Outstanding During the Period (continued)
Portfolio	Futures Contracts(1)	Foreign Exchange Contracts(2)	Purchased Call Options Contracts(1)	Purchased Put Options Contracts(1)	Interest Rate Swap Contracts(2)	Credit Swap Contracts(2)	Total Return Swap Contracts(2)	Written Call Option Contracts(1)	Written Put Option Contracts(1)
SA Schroders VCP Global Allocation	$302,058,436	$145,296,981	$—	$421,196	$—	$—	$—	$—	$—
SA Small Cap Index	25,500,064	—	—	—	—	—	—	—	—
SA T. Rowe Price Asset Allocation Growth	2,107,401	—	—	—	—	—	—	—	—
SA T. Rowe Price VCP Balanced	410,772,224	80,941	—	1,835,747	—	—	—	108	342
SA VCP Dynamic Allocation	3,251,823,500	—	—	99,273,438	—	—	—	—	—
SA VCP Dynamic Strategy	1,203,207,250	—	—	52,126,973	—	—	—	—	—
SA VCP Index Allocation	117,717,600	—	—	322,063	—	—	—	—	—

(1)	Amounts represent values in US dollars.
(2)	Amounts represent notional amounts in US dollars.

The following tables set forth the Portfolios’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged (received) as of July 31, 2019. The repurchase agreements held by the Portfolios as of July 31, 2019, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Portfolios’ holdings in repurchase agreements.

	SA BlackRock VCP Global Multi Asset Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Barclays Bank PLC	$—	$—	$—	$—	$774	$—	$—	$774	$(774)	$—	$(774)
Citibank N.A.	590,086	—	—	590,086	25,465	—	—	25,465	564,621	—	564,621
Deutsche Bank AG	57,532	—	—	57,532	49,511	—	—	49,511	8,021	—	8,021
JPMorgan Chase Bank	11,261	—	—	11,261	1,251,006	—	—	1,251,006	(1,239,745)	—	(1,239,745)
Morgan Stanley and Co.	23,039	—	—	23,039	146,686	—	—	146,686	(123,647)	—	(123,647)
UBS AG	13,565	—	—	13,565	20,184	—	—	20,184	(6,619)	—	(6,619)

Total	$695,483	$—	$—	$695,483	$1,493,626	$—	$—	$1,493,626	$(798,143)	$—	$(798,143)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Goldman Sachs Global Bond Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank N.A.	$—	$—	$—	$—	$—	$195,773	$—	$195,773	$(195,773)	$190,000	$(5,773)
Deutsche Bank AG	—	—	—	—	—	3,858	—	3,858	(3,858)	—	(3,858)
JPMorgan Chase Bank N.A.	—	—	—	—	—	1,286	—	1,286	(1,286)	—	(1,286)
Morgan Stanley & Co. International PLC	—	30,194	—	30,194	—	189,343	—	189,343	(159,149)	159,149	—
Morgan Stanley & Co., Inc.	1,784,309	—	—	1,784,309	1,353,380	—	—	1,353,380	430,929	—	430,929

Total	$1,784,309	$30,194	$—	$1,814,503	$1,353,380	$390,260	$—	$1,743,640	$70,863	$349,149	$420,012

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

560

	SA Invesco VCP Equity-Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of New York	$979,620	$—	$—	$979,620	$—	$—	$—	$—	$979,620	$—	$979,620
State Street Bank and Trust Co.	1,114,808	—	—	1,114,808	69,723	—	—	69,723	1,045,085	—	1,045,085

Total	$2,094,428	$—	$—	$2,094,428	$69,723	$—	$—	$69,723	$2,024,705	$—	$2,024,705

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA PIMCO VCP Tactical Balanced Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America N.A.	$32,377	$—	$—	$32,377	$49,379	$—	$—	$49,379	$(17,002)	$—	$(17,002)
Barclays Bank PLC	5,751	—	—	5,751	—	—	—	—	5,751	—	5,751
Citibank N.A.	552,230	4,287,297	—	4,839,527	30,767	—	740	31,507	4,808,020	(4,510,000)	298,020
Goldman Sachs Bank USA	—	—	—	—	60,240	—	—	60,240	(60,240)	60,240	—

Total	$590,358	$4,287,297	$—	$4,877,655	$140,386	$—	$740	$141,126	$4,736,529	$(4,449,760)	$286,769

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Putnam International Growth and Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America N.A.	$98,414	$—	$—	$98,414	$97,058	$—	$—	$97,058	$1,356	$—	$1,356
Barclays Bank PLC	37,160	—	—	37,160	98,227	—	—	98,227	(61,067)	—	(61,067)
Citibank N.A.	103,092	—	—	103,092	66,866	—	—	66,866	36,226	—	36,226
Goldman Sachs International	30,452	—	—	30,452	9,779	—	—	9,779	20,673	—	20,673
HSBC Bank USA N.A.	7,565	—	—	7,565	76,721	—	—	76,721	(69,156)	—	(69,156)
JPMorgan Chase Bank N.A.	152,756	—	—	152,756	148,551	—	—	148,551	4,205	—	4,205
NatWest Markets PLC	46,364	—	—	46,364	—	—	—	—	46,364	—	46,364
State Street Bank and Trust Co.	94,796	—	—	94,796	64,781	—	—	64,781	30,015	—	30,015
UBS AG	12,561	—	—	12,561	38,452	—	—	38,452	(25,891)	—	(25,891)
Westpac Banking Corp.	9,444	—	—	9,444	—	—	—	—	9,444	—	9,444

Total	$592,604	$—	$—	$592,604	$600,435	$—	$—	$600,435	$(7,831)	$—	$(7,831)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

561

	SA Schroders VCP Global Allocation Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$—	$—	$—	$—	$259,492	$—	$—	$259,492	$(259,492)	$—	$(259,492)
Barclays Bank PLC	64,666			64,666	20,746			20,746	43,920	—	43,920
Citibank N.A.	72,302	—	—	72,302	—	—	—	—	72,302	—	72,302
Morgan Stanley and Co. International PLC	117,166	—	—	117,166	—			—	117,166	—	117,166
UBS AG	20,011	—		20,011	935,512	—	—	935,512	(915,501)	—	(915,501)

Total	$274,145	$—	$—	$274,145	$1,215,750	$—	$—	$1,215,750	$(941,605)	$—	$(941,605)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA VCP Dynamic Allocation Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
CitiBank N.A.	$—	$—	$29,907,849	$29,907,849	$—	$—	$—	$—	$29,907,849	$—	$29,907,849
Goldman Sachs International	—	—	28,358,496	28,358,496	—	—	—	—	28,358,496	—	28,358,496
JPMorgan Chase Bank	—	—	4,631,984	4,631,984	—	—	—	—	4,631,984	—	4,631,984
UBS AG	—	—	41,348,956	41,348,956	—	—	—	—	41,348,956	—	41,348,956

Total	$—	$—	$104,247,285	$104,247,285	$—	$—	$—	$—	$104,247,285	$—	$104,247,285

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA VCP Dynamic Strategy Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank, N.A.	$—	$—	$15,537,981	$15,537,981	$—	$—	$—	$—	$15,537,981	$—	$15,537,981
Goldman Sachs International	—	—	13,856,992	13,856,992	—	—	—	—	13,856,992	—	13,856,992
JPMorgan Chase Bank N.A.	—	—	2,336,228	2,336,228	—	—	—	—	2,336,228	—	2,336,228
UBS AG	—	—	23,909,286	23,909,286	—	—	—	—	23,909,286	—	23,909,286

Total	$—	$—	$55,640,487	$55,640,487	$—	$—	$—	$—	$55,640,487	$—	$55,640,487

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

Structured Notes:    A credit linked note (“CLN”) is a type of hybrid instrument in which a special purpose entity issues a structured note (the “Note Issuer”) that is intended to replicate a corporate bond or a portfolio of corporate bonds. The purchaser of the CLN (the “Note Purchaser”) invests a par amount and receives a payment during the term of the CLN that equals a fixed- or floating-rate of interest equivalent to a high-rated funded asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of an identified bond (the “Reference Bond”). Upon maturity of the CLN, the Note Purchaser will receive a payment equal to (i) the original par amount paid to the Note Issuer, if there is neither a designated event of default (an “Event of Default”) with respect to the Reference Bond nor a restructuring of the issuer of the Reference Bond (a “Restructuring Event”) or (ii) the value of the Reference Bond, if an Event of Default or a Restructuring Event has occurred. Depending upon the terms of the CLN, it is also possible that the Note Purchaser may be required to take physical delivery of the Reference Bond in the event of an Event of Default or a Restructuring Event.

562

Inflation-Indexed Bonds:    Certain Portfolios may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

Repurchase Agreements:    The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.

Reverse Repurchase Agreements:    Certain Portfolios may enter into reverse repurchase agreements with brokers, dealers, domestic and foreign banks or other financial institutions that have been determined by the Adviser or Subadviser to be creditworthy. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Portfolio. The Portfolio’s investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. A Portfolio will enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is expected to be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. In order to minimize any risk involved, the Portfolio will segregate cash or other liquid securities in an amount at least equal to its purchase obligations under these agreements (including accrued interest). In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio’s repurchase obligation, and the Portfolio’s use of proceeds of the agreement may effectively be restricted pending such decision.

Stripped Mortgage-Backed Securities:    Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio‘s yield.

Mortgage-Backed Dollar Rolls:    Certain Portfolios may enter into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. Mortgage-Backed Dollar Rolls outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

563

When-Issued Securities and Forward Commitments:    Certain Portfolios may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Securities purchased or sold on a when-issued or forward commitment basis outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Loans:    Certain Portfolios invests in senior loans which generally consist of direct debt obligations of companies (collectively, “Borrowers”), primarily U.S. companies and their affiliates, undertaken to finance the growth of the Borrower’s business internally and externally, or to finance a capital restructuring. Transactions in senior loans may settle on a delayed basis. Unsettled loans at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Foreign Currency Translation:    The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders:    Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For any fund of fund portfolios including the SA VCP Dynamic Allocation, SA VCP Dynamic Strategy and SA VCP Index Allocation Portfolios, distributions from income from the Underlying Portfolios, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from the underlying Portfolios, if any, are recorded to realized gains on the ex-dividend date.

Realized gains and losses on the sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Portfolio.

In consideration of recent decisions rendered by the European courts, certain Funds filed reclaims to recover taxes withheld on dividends earned from certain European Union countries during calendar years 2007 through 2017. These filing are subject to various administrative and judicial proceedings within these countries. During the period, the SA Templeton Foreign Value Portfolio successfully recovered taxes withheld by Finland for the calendar year 2007 in the amount of $27,460. Such amounts are disclosed in the Statement of Operations as Dividends and Net realized foreign exchange gain (loss) on other assets and liabilities of $28,545 and $(1,085), respectively. No other amounts for additional tax reclaims are disclosed in the financial statements due to the uncertainty as to the ultimate resolution of the proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.

Distributions received from Real Estate Investment Trust (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

564

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital share activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. For any fund of fund portfolios including the SA VCP Dynamic Allocation, SA VCP Dynamic Strategy and SA VCP Index Allocation Portfolios, the expenses included in the accompanying financial statements reflect the expenses of any fund of fund portfolios including the SA VCP Dynamic Allocation, SA VCP Dynamic Strategy and SA VCP Index Allocation Portfolios and do not include indirect expenses borne by each Underlying Portfolio in connection with its investment in the Underlying Portfolio.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2015 — 2017 or expected to be taken in each Portfolio’s 2018 tax return. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2015.

Organization and Offering Costs:    Organization costs incurred in connection with the commencement of the SA Emerging Markets Equity Index, SA Fidelity Institutional AM® International Growth, SA Global Index Allocation 60/40, SA Global Index Allocation 75/25, SA Global Index Allocation 90/10, SA Large Cap Growth Index and SA Large Cap Value Index, Portfolios are expensed in the current period, while offering costs are reflected as “Deferred offering costs” in the Statement of Assets and Liabilities of the Portfolio, and amortized over 12-month period. As of July 31, 2019, the deferred offering costs for SA Emerging Markets Equity Index, SA Global Index Allocation 60/40, SA Global Index Allocation 75/25, SA Global Index Allocation 90/10, SA Large Cap Growth Index and SA Large Cap Value Index were fully amortized.

New Accounting Pronouncements:    In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13 “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement”. The ASU eliminates, modifies, and adds disclosure requirements for fair value measurements and is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The ASU allows for early adoption of either the entire standard or only the provisions that eliminate or modify the requirements. Management has elected to early adopt the provisions that eliminate disclosure requirements and is still evaluating the impact of applying the rest of the ASU.

Effective February 1, 2019, the Portfolios became subject to ASU 2017-08, “Premium Amortization on Purchased Callable Debt Securities”, which requires the premiums on certain purchased debt securities with non-contingent call features to be amortized to the earliest call date. The amortization period for callable debt securities purchased at a discount will not be impacted. Adoption of the ASU had no material impact on the Portfolios.

Note 3.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October capital losses, investments in passive foreign investment companies, straddle loss deferrals, foreign taxes payable, contingent payment debt securities, inflation securities, late year ordinary losses, investments in partnerships, treatment of defaulted securities and derivative transactions.

565

	Distributable Earnings			Tax Distributions
	For the year ended January 31, 2019
Portfolio	Ordinary Income	Long-term Gains/Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains	Return of Capital
SA AB Growth	$5,311,384	$83,060,304 †	$156,105,235	$5,532,552	$60,993,444	$—
SA AB Small & Mid Cap Value	212,853	7,547,056	16,812,121	6,892,040	118,007,396	—
SA BlackRock VCP Global Multi Asset	1,486,557	(3,113,979)	1,068,786	53,041,591	8,845,593	—
SA Columbia Technology	814,552	7,762,676	10,693,270	2,101,966	7,990,781	—
SA DFA Ultra Short Bond	6,323,154	(6,781,894)	(161,032)	4,014,262	—	—
SA Dogs of Wall Street	20,870,253	9,653,072	27,962,484	20,287,832	28,983,548	—
SA Emerging Markets Equity Index	—	(2,194,893)	(3,468,956)	1,037,609	—	69,771
SA Federated Corporate Bond	61,463,354	(2,305,306)	(11,749,789)	62,397,083	11,757,155	—
SA Fidelity Institutional AM® Real Estate	5,326,162	630,815	10,960,017	6,776,599	17,991,338	—
SA Fixed Income Index	842,870	(400,476)	(1,783,048)	13,734,932	—	—
SA Fixed Income Intermediate Index	484,435	(1,005,185)	(2,440,422)	6,413,691	—	—
SA Franklin Small Company Value	2,479,565	47,170,677	9,400,196	7,082,884	43,349,066	—
SA Global Index Allocation 60/40	1,305	88,088	(614,607)	392,840	—	—
SA Global Index Allocation 75/25	938	143,915	(990,595)	497,079	—	—
SA Global Index Allocation 90/10	4,554	603,323	(4,333,104)	1,732,142	—	—
SA Goldman Sachs Global Bond	—	(22,735,702)	5,671,999	16,150,020	—	—
SA Goldman Sachs Multi-Asset Insights	115,634	(481,606)	40,241	329,945	68,867	—
SA Index Allocation 60/40	265	830,855	(2,578,870)	2,424,484	308,686	—
SA Index Allocation 80/20	679	2,090,659	(6,032,616)	5,000,602	689,851	—
SA Index Allocation 90/10	8,406	6,198,008	(20,130,912)	13,746,345	2,364,170	—
SA International Index	408,402	(2,792,927)	22,521	9,119,131	198,968	—
SA Invesco Growth Opportunities	—	40,641,006	32,411,054	4,936,261	28,241,239	—
SA Invesco VCP Equity-Income	1,710,753	6,926	64,689,032	38,752,020	41,424,384	—
SA Janus Focused Growth	65,282	21,109,952	73,806,569	4,377,064	23,123,428	—
SA JPMorgan Diversified Balanced	5,219,456	14,644,048	(4,701,443)	7,278,499	12,903,431	—
SA JPMorgan Emerging Markets	5,703,709	(49,362,178)	29,057,261	5,636,119	—	—
SA JPMorgan Equity-Income	24,257,433	74,116,740	192,278,394	22,069,348	66,475,271	—
SA JPMorgan Global Equities	7,566,148	29,545,540	39,749,644	23,350,903	52,165,581	—
SA JPMorgan MFS Core Bond	49,650,502	(36,694,369)	(28,928,425)	44,289,290	—	—
SA JPMorgan Mid-Cap Growth	—	34,128,113	52,072,556	9,929,659	36,093,378	—
SA Large Cap Growth Index	103,322	54,022	13,293,224	2,523,202	—	—
SA Large Cap Index	1,087,341	4,439,638	557,362,928	87,199,593	36,990,760	—
SA Large Cap Value Index	159,569	100,848	1,170,475	5,113,093	22,753	—
SA Legg Mason BW Large Cap Value	24,912,179	117,599,457	150,032,396	28,061,881	113,559,246	—
SA Legg Mason Tactical Opportunities	—	(11,961)	(302,598)	397,937	28,091	54,378
SA MFS Blue Chip Growth	4,994,812	71,621,137	73,438,597	7,034,793	47,344,250	—
SA MFS Massachusetts Investors Trust	7,055,556	113,937,593	236,791,559	8,327,065	89,620,148	—
SA MFS Total Return	9,944,438	15,071,983	56,443,120	11,254,358	27,343,387	—
SA Mid Cap Index	—	504,752	(2,108,535)	3,815,118	5,244,887	—
SA Morgan Stanley International Equities	10,112,225	17,364,136	(12,087,334)	5,898,007	11,751,803	—
SA Oppenheimer Main Street Large Cap	6,459,055	43,907,542	27,352,308	8,137,883	21,778,251	—
SA PIMCO VCP Tactical Balanced	—	(35,638,760)	(15,587,033)	121,727,955	96,497,216	—
SA PineBridge High-Yield Bond	19,789,315	(18,934,072)	(15,267,289)	22,487,819	—	—
SA Putnam International Growth and Income	5,452,468	10,777,776	(3,758,435)	8,153,059	—	—
SA Schroders VCP Global Allocation	2,556,537	(7,134,689)	(6,742,052)	40,112,023	17,790,729	—
SA Small Cap Index	—	—	(3,933,655)	4,031,272	5,851,189	—
SA T.Rowe Price Asset Allocation Growth	66,955	1,323	(781,904)	1,120,727	21,968	—
SA T.Rowe Price VCP Balanced	—	—	58,578,062	86,620,764	37,590,603	2,978,787
SA Templeton Foreign Value	—	—	21,205,331	37,418,669	17,986,473	373,570
SA VCP Dynamic Allocation	240,657,606	201,446,624	(133,642,004)	936,588,038	807,259,884	—
SA VCP Dynamic Strategy	128,365,023	68,554,793	(68,049,475)	409,115,295	392,568,325	—
SA VCP Index Allocation	46,433	(2,876,788)	(9,921,275)	5,569,706	332,327	—
SA WellsCap Aggressive Growth	—	7,884,037	18,105,569	2,316,807	14,265,926	—

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.
†	Includes $10,320,272 of capital loss carryforward that was subject to limitations on their use pursuant to applicable U.S. Federal Income Tax Laws. The capital loss carryforward amount is available to offset against future gains recognized by the Fund.

566

As of January 31, 2019, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which are available to offset future capital gains, if any:

Portfolio	Unlimited
	ST	LT
SA AB Growth	$—	$10,320,272
SA AB Small & Mid Cap Value	—	—
SA BlackRock VCP Global Multi Asset	—	3,113,979
SA Columbia Technology	—	—
SA DFA Ultra Short Bond	939,571	5,842,323
SA Dogs of Wall Street	—	—
SA Emerging Markets Equity Index	904,792	1,290,101
SA Federated Corporate Bond	188,643	2,116,663
SA Fidelity Institutional AM® Real Estate	—	—
SA Fixed Income Index	185,363	215,113
SA Fixed Income Intermediate Index	471,009	534,176
SA Franklin Small Company Value	—	—
SA Global Index Allocation 60/40	—	—
SA Global Index Allocation 75/25	—	—
SA Global Index Allocation 90/10	—	—
SA Goldman Sachs Global Bond	10,670,657	12,065,045
SA Goldman Sachs Multi-Asset Insights	122,355	359,251
SA Index Allocation 60/40	—	—
SA Index Allocation 80/20	—	—
SA Index Allocation 90/10	—	—
SA International Index	1,159,038	1,633,889
SA Invesco Growth Opportunities	—	—
SA Invesco VCP Equity-Income	—	—
SA Janus Focused Growth	—	—
SA JPMorgan Diversified Balanced	—	—
SA JPMorgan Emerging Markets	49,362,178	—
SA JPMorgan Equity-Income	—	—
SA JPMorgan Global Equities	—	—
SA JPMorgan MFS Core Bond	14,547,086	22,147,283
SA JPMorgan Mid-Cap Growth	—	—
SA Large Cap Growth Index	—	—
SA Large Cap Index	—	—
SA Large Cap Value Index	—	—
SA Legg Mason BW Large Cap Value	—	—
SA Legg Mason Tactical Opportunities	—	11,961
SA MFS Blue Chip Growth	—	—
SA MFS Massachusetts Investors Trust	—	—
SA MFS Total Return	—	—
SA Mid Cap Index	—	—
SA Morgan Stanley International Equities	—	—
SA Oppenheimer Main Street Large Cap	—	—
SA PIMCO VCP Tactical Balanced	10,863,788	24,774,972
SA PineBridge High-Yield Bond	1,338,489	17,595,583
SA Putnam International Growth and Income	—	—
SA Schroders VCP Global Allocation	7,134,689	—
SA Small Cap Index	—	—
SA T.Rowe Price Asset Allocation Growth	—	—
SA T.Rowe Price VCP Balanced	—	—
SA Templeton Foreign Value	—	—
SA VCP Dynamic Allocation	—	—
SA VCP Dynamic Strategy	—	—
SA VCP Index Allocation	1,038,377	1,838,411
SA WellsCap Aggressive Growth	—	—

567

The Portfolio’s indicated below, utilized capital loss carryforwards, which offset net realized taxable gains and had expired capital loss carryforwards in the year ended January 31, 2019.

Portfolio	Capital Loss Carryforward Utilized
SA AB Growth	$39,443,188
SA AB Small & Mid Cap Value	—
SA BlackRock VCP Global Multi Asset	—
SA Columbia Technology	—
SA DFA Ultra Short Bond	—
SA Dogs of Wall Street	—
SA Emerging Markets Equity Index	—
SA Federated Corporate Bond	—
SA Fidelity Institutional AM® Real Estate	—
SA Fixed Income Index	9,403
SA Fixed Income Intermediate Index	—
SA Franklin Small Company Value	—
SA Global Index Allocation 60/40	—
SA Global Index Allocation 75/25	—
SA Global Index Allocation 90/10	—
SA Goldman Sachs Global Bond	—
SA Goldman Sachs Multi-Asset Insights	—
SA Index Allocation 60/40	—
SA Index Allocation 80/20	—
SA Index Allocation 90/10	—
SA International Index	—
SA Invesco Growth Opportunities	—
SA Invesco VCP Equity-Income	—
SA Janus Focused Growth	—
SA JPMorgan Diversified Balanced	—
SA JPMorgan Emerging Markets	24,132,415
SA JPMorgan Equity-Income	—
SA JPMorgan Global Equities	—
SA JPMorgan MFS Core Bond	209,818
SA JPMorgan Mid-Cap Growth	—
SA Large Cap Growth Index	—
SA Large Cap Index	—
SA Large Cap Value Index	—
SA Legg Mason BW Large Cap Value	—
SA Legg Mason Tactical Opportunities	—
SA MFS Blue Chip Growth	—
SA MFS Massachusetts Investors Trust	—
SA MFS Total Return	—
SA Mid Cap Index	—
SA Morgan Stanley International Equities	—
SA Oppenheimer Main Street Large Cap	—
SA PIMCO VCP Tactical Balanced	—
SA PineBridge High-Yield Bond	—
SA Putnam International Growth and Income	—
SA Schroders VCP Global Allocation	—
SA Small Cap Index	—
SA T.Rowe Price Asset Allocation Growth	—
SA T.Rowe Price VCP Balanced	—
SA Templeton Foreign Value	20,992,064
SA VCP Dynamic Allocation	—
SA VCP Dynamic Strategy	—
SA VCP Index Allocation	—
SA WellsCap Aggressive Growth	—

568

Under the current law, capital losses realized after October 31 and specified ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended January 31, 2019, the Portfolios elected to defer late year ordinary losses and post October capital losses as follows:

Portfolio	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
SA AB Growth	$—	$—	$—
SA AB Small & Mid Cap Value	36,758	1,067,502	—
SA BlackRock VCP Global Multi Asset	—	11,086,109	(2,509,317)
SA Columbia Technology	—	—	—
SA DFA Ultra Short Bond	—	—	—
SA Dogs of Wall Street	—	—	—
SA Emerging Markets Equity Index	—	—	—
SA Federated Corporate Bond	—	—	—
SA Fidelity Institutional AM® Real Estate	—	—	—
SA Fixed Income Index	—	204,910	208,479
SA Fixed Income Intermediate Index	—	—	53,710
SA Franklin Small Company Value	—	—	—
SA Global Index Allocation 60/40	5,263	—	—
SA Global Index Allocation 75/25	6,805	—	—
SA Global Index Allocation 90/10	24,957	—	—
SA Goldman Sachs Global Bond	—	—	—
SA Goldman Sachs Multi-Asset Insights	—	377,137	(213,522)
SA Index Allocation 60/40	28,419	—	—
SA Index Allocation 80/20	57,446	—	—
SA Index Allocation 90/10	140,147	—	—
SA International Index	—	—	—
SA Invesco Growth Opportunities	349,477	—	—
SA Invesco VCP Equity-Income	633,734	3,927,008	704,138
SA Janus Focused Growth	—	—	—
SA JPMorgan Diversified Balanced	—	—	—
SA JPMorgan Emerging Markets	—	—	—
SA JPMorgan Equity-Income	—	—	—
SA JPMorgan Global Equities	—	—	—
SA JPMorgan MFS Core Bond	—	—	—
SA JPMorgan Mid-Cap Growth	259,958	—	—
SA Large Cap Growth Index	—	9,807,976	(3,377)
SA Large Cap Index	—	171,915	—
SA Large Cap Value Index	—	1,564,598	(13,595)
SA Legg Mason BW Large Cap Value	—	—	—
SA Legg Mason Tactical Opportunities	—	34,542	(34,150)
SA MFS Blue Chip Growth	—	—	—
SA MFS Massachusetts Investors Trust	—	—	—
SA MFS Total Return	—	—	—
SA Mid Cap Index	—	—	—
SA Morgan Stanley International Equities	—	—	—
SA Oppenheimer Main Street Large Cap	—	—	—
SA PIMCO VCP Tactical Balanced	8,176,890	4,165,341	15,083,863
SA PineBridge High-Yield Bond	—	—	—
SA Putnam International Growth and Income	—	—	—
SA Schroders VCP Global Allocation	—	6,964,997	3,160,852
SA Small Cap Index	—	101,324	186,320
SA T.Rowe Price Asset Allocation Growth	424	220,993	26,304
SA T.Rowe Price VCP Balanced	—	2,074,921	8,866,095
SA Templeton Foreign Value	—	70,453	1,831,570
SA VCP Dynamic Allocation	359,854	—	—
SA VCP Dynamic Strategy	203,451	—	—
SA VCP Index Allocation	22,219	1,290,737	(120,594)
SA WellsCap Aggressive Growth	66,758	—	—

569

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
SA AB Growth	$284,716,754	$(15,961,186)	$268,755,568	$1,213,639,280
SA AB Small & Mid Cap Value	65,976,918	(56,945,254)	9,031,664	485,882,638
SA BlackRock VCP Global Multi Asset	25,098,182	(9,950,956)	15,147,226	587,137,979
SA Columbia Technology	20,410,316	(2,508,091)	17,902,225	63,207,724
SA DFA Ultra Short Bond	485,302	(57,466)	427,836	403,240,958
SA Dogs of Wall Street	32,328,580	(12,251,595)	20,076,985	338,961,874
SA Emerging Markets Equity Index	3,697,037	(8,454,655)	(4,757,618)	78,962,800
SA Federated Corporate Bond	79,960,502	(16,990,053)	62,970,449	1,390,458,724
SA Fidelity Institutional AM® International Growth	12,640,229	(3,441,294)	9,198,935	270,012,151
SA Fidelity Institutional AM® Real Estate	35,840,096	(8,961,960)	26,878,136	237,924,823
SA Fixed Income Index	18,166,443	(290,917)	17,875,526	475,520,176
SA Fixed Income Intermediate Index	5,519,237	(250,054)	5,269,183	312,757,286
SA Frankin Small Company Value	29,429,580	(12,686,301)	16,743,279	305,067,872
SA Global Index Allocation 60/40	870,382	(118,453)	751,929	26,961,660
SA Global Index Allocation 75/25	865,899	(192,507)	673,392	30,407,788
SA Global Index Allocation 90/10	2,257,523	(417,856)	1,839,667	112,171,938
SA Goldman Sachs Global Bond	17,570,789	(4,518,314)	13,052,475	388,406,210
SA Goldman Sachs Multi-Asset Insights	964,016	(439,671)	524,345	27,556,974
SA Index Allocation 60/40	4,684,310	(487,308)	4,197,002	107,567,368
SA Index Allocation 80/20	9,900,866	(1,067,010)	8,833,856	206,983,120
SA Index Allocation 90/10	25,341,166	(3,752,921)	21,588,245	552,890,586
SA International Index	42,291,766	(34,893,388)	7,398,378	422,620,613
SA Invesco Growth Opportunities	66,534,148	(9,258,795)	57,275,353	252,696,120
SA Invesco VCP Equity-Income	178,462,146	(53,827,592)	124,634,554	1,335,556,096
SA Janus Focused Growth	118,701,475	(1,263,970)	117,437,505	283,283,962
SA JPMorgan Diversified Balanced	10,724,381	(5,873,073)	4,851,308	260,532,988
SA JPMorgan Emerging Markets	33,414,401	(12,216,003)	21,198,398	194,571,723
SA JPMorgan Equity-Income	291,550,391	(15,056,454)	276,493,937	793,573,977
SA JPMorgan Global Equities	50,391,577	(13,039,464)	37,352,113	327,684,163
SA JPMorgan MFS Core Bond	51,844,272	(7,765,073)	44,079,199	1,815,649,996
SA JPMorgan Mid-Cap Growth	87,905,539	(7,029,549)	80,875,990	323,190,463
SA Large Cap Growth Index	44,371,408	(3,468,831)	40,902,577	225,512,444
SA Large Cap Index	833,287,529	(81,395,148)	751,892,381	1,583,905,491
SA Large Cap Value Index	29,970,518	(11,099,356)	18,871,162	227,187,511
SA Legg Mason BW Large Cap Value	226,936,842	(31,331,988)	195,604,854	1,169,212,651
SA Legg Mason Tactical Opportunities	3,085,272	(1,699,097)	1,386,175	43,578,967
SA MFS Blue Chip Growth	149,475,990	(14,123,880)	135,352,110	580,183,755
SA MFS Massachusetts Investors Trust	347,120,055	(23,324,474)	323,795,581	711,092,948
SA MFS Total Return	92,484,925	(9,353,489)	83,131,436	415,953,496
SA Mid Cap Index	34,636,695	(20,961,303)	13,675,392	267,340,237
SA Morgan Stanley International Equities	49,496,897	(47,914,560)	1,582,337	432,053,003
SA Oppenheimer Main Street Large Cap	69,395,180	(5,420,760)	63,974,420	368,511,526
SA PIMCO VCP Tactical Balanced	26,369,635	(26,091,956)	277,679	2,065,400,886
SA PineBridge High-Yield Bond	10,068,326	(12,632,254)	(2,563,928)	332,430,197
SA Putnam International Growth and Income	30,693,886	(29,704,563)	989,323	236,911,488
SA Schroders VCP Global Allocation	21,747,213	(10,426,484)	11,320,729	581,218,965
SA Small Cap Index	23,124,061	(25,338,236)	(2,214,175)	228,648,784
SA T. Rowe Price Asset Allocation Growth	14,762,083	(5,514,615)	9,247,468	164,682,750
SA T. Rowe Price VCP Balanced	163,157,590	(44,880,933)	118,276,657	1,391,101,019
SA Templeton Foreign Value	49,618,905	(79,552,342)	(29,933,437)	749,284,612
SA VCP Dynamic Allocation	748,059,435	(131,566,798)	616,492,637	11,065,879,521
SA VCP Dynamic Strategy	488,383,514	(87,638,787)	400,744,727	5,784,968,184
SA VCP Index Allocation	9,781,019	(1,480,692)	8,300,327	304,576,569
SA WellsCap Aggressive Growth	37,553,309	(1,674,480)	35,878,829	98,826,296

570

Note 4.  Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan)

The Trust, on behalf of each Portfolio, has entered into an Investment Advisory and Management Agreement, as amended, (the “Agreement”) with SAAMCo to handle the Trust’s day-to-day affairs. It is the responsibility of the Adviser and, for certain Portfolios pursuant to Subadvisory Agreements, the subadvisers, to make investment decisions for the Portfolios and to place the purchase and sale orders for the portfolio transactions. Such orders may be directed to any broker including, in the manner and to the extent permitted by applicable law, affiliates of the Adviser or subadviser. The Agreement provides that SAAMCo shall administer the Trust’s business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. There are no subadvisers for the SA Dogs of Wall Street, SA Emerging Markets Equity Index, SA Fixed Income Index, SA Fixed Income Intermediate Index, SA Global Index Allocation 60/40, SA Global Index Allocation 75/25, SA Global Index Allocation 90/10, SA Index Allocation 60/40, SA Index Allocation 80/20, SA Index Allocation 90/10, SA Large Cap Growth Index, SA Large Cap Index, SA Large Cap Value Index, SA Mid Cap Index, SA International Index and SA Small Cap Index Portfolios, therefore, SAAMCo performs all investment advisory services for these Portfolios. The term “Assets,” as used in the following tables, means the average daily net assets of the Portfolios.

The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s Assets:

Portfolio	Assets	Management Fees
SA AB Growth	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
SA AB Small & Mid Cap Value	$0-$250 million	0.950%
	> $250 million	0.900%
SA BlackRock VCP Global Multi Asset(13)	$0-$500 million	0.860%
	> $500 million	0.840%
	> $3 billion	0.790%
SA Columbia Technology(2)	$0-$250 million	1.000%
	> $250 million	0.950%
	> $500 million	0.900%
SA DFA Ultra Short Bond	$0-$100 million	0.475%
	> $100 million	0.450%
	> $500 million	0.425%
	> $1 billion	0.400%
SA Dogs of Wall Street	> $0	0.600%
SA Emerging Markets Equity Index	> $0	0.450%
SA Federated Corporate Bond	$0-$50 million	0.700%
	> $50 million	0.600%
	> $150 million	0.550%
	> $250 million	0.500%
SA Fidelity Institutional AM® International Growth	$0-$100 million	0.78%
	> $100 million	0.76%
	> $200 million	0.75%
SA Fidelity Institutional AM® Real Estate	$0-$100 million	0.800%
	> $100 million	0.750%
	> $500 million	0.700%
SA Fixed Income Index	> $0	0.300%
SA Fixed Income Intermediate Index	> $0	0.300%
SA Franklin Small Company Value(10)	$0-$200 million	1.000%
	> $200 million	0.920%
	> $500 million	0.900%

Portfolio	Assets	Management Fees
SA Global Index Allocation 60/40	> $0	0.100%
SA Global Index Allocation 75/25	> $0	0.100%
SA Global Index Allocation 90/10	> $0	0.100%
SA Goldman Sachs Global Bond	$0-$50 million	0.750%
	> $50 million	0.650%
	> $150 million	0.600%
	> $250 million	0.550%
SA Goldman Sachs Multi-Asset Insights	$0-$500 million	0.700%
	> $500 million	0.675%
	> $1 billion	0.665%
SA Index Allocation 60/40	> $0	0.100%
SA Index Allocation 80/20	> $0	0.100%
SA Index Allocation 90/10	> $0	0.100%
SA International Index	> $0	0.400%
SA Invesco Growth Opportunities	$0-$250 million	0.750%
	> $250 million	0.700%
	> $500 million	0.650%
SA Invesco VCP Equity-Income(9)	$0-$250 million	0.925%
	> $250 million	0.900%
	> $500 million	0.875%
	> $750 million	0.800%
SA Janus Focused Growth(7)	> $0	0.850%
SA JPMorgan Diversified Balanced(11)	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
	> $300 million	0.550%
	> $500 million	0.500%
SA JPMorgan Emerging Markets(3)	$0-$100 million	1.150%
	> $100 million	1.100%
	> $200 million	1.050%

571

Portfolio	Assets	Management Fees
SA JPMorgan Equity-Income	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
	> $300 million	0.550%
	> $500 million	0.500%
SA JPMorgan Global Equities	$0-$50 million	0.900%
	> $50 million	0.800%
	> $150 million	0.700%
	> $300 million	0.650%
SA JPMorgan MFS Core Bond(4)	> $0	0.600%
SA JPMorgan Mid-Cap Growth	$0-$100 million	0.800%
	> $100 million	0.750%
SA Large Cap Growth Index	> $0	0.300%
SA Large Cap Index(5)	> $0	0.400%
SA Large Cap Value Index	> $0	0.300%
SA Legg Mason BW Large Cap Value(6)	$0-$100 million	0.800%
	> $100 million	0.750%
	> $500 million	0.700%
SA Legg Mason Tactical Opportunities	$0-$500 million	0.700%
	> $500 million	0.675%
	> $1 billion	0.650%
	> $2 billion	0.625%
SA MFS Blue Chip Growth	$0-$250 million	0.700%
	> $250 million	0.650%
	> $500 million	0.600%
SA MFS Massachusetts Investors Trust	$0-$600 million	0.700%
	> $600 million	0.650%
	> $1.5 billion	0.600%
SA MFS Total Return	$0-$50 million	0.700%
	> $50 million	0.650%
	> $500 million	0.625%
	> $750 million	0.595%
	> $1 billion	0.575%
SA Mid Cap Index	> $0	0.300%
SA Morgan Stanley International Equities	$0-$250 million	0.850%
	> $250 million	0.800%
	> $500 million	0.750%
SA Oppenheimer Main Street Large Cap	$0-$50 million	0.800%
	> $50 million	0.750%
	> $250 million	0.700%
SA PIMCO VCP Tactical Balanced	$0-$750 million	0.860%
	> $750 million	0.850%
	> $1.5 billion	0.820%

Portfolio	Assets	Management Fees
SA PineBridge High-Yield Bond	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
	> $250 million	0.550%
SA Putnam International Growth and Income(1)	$0-$150 million	1.000%
	> $150 million	0.900%
	> $300 million	0.800%
SA Schroders VCP Global Allocation	$0-$250 million	0.850%
	> $250 million	0.830%
	> $500 million	0.790%
	> $1.5 billion	0.770%
SA Small Cap Index	> $0	0.350%
SA T. Rowe Price Asset Allocation Growth	$0-$400 million	0.700%
	> $400 million	0.685%
	> $900 million	0.660%
	> $1.9 billion	0.635%
SA T. Rowe Price VCP Balanced	< $200 million	0.850%
	Reset at $200 million	0.820%
	> $200 million	0.820%
	Reset at $500 million	0.800%
	> $500 million	0.800%
	Reset at $1 billion	0.770%
	> $1 billion	0.750%
	Reset at $2 billion	0.750%
	> $2 billion	0.750%
SA Templeton Foreign Value	$0-$50 million	1.025%
	> $50 million	0.865%
	> $200 million	0.775%
	> $500 million	0.750%
SA VCP Dynamic Allocation(8)(12)	$0-$1.5 billion	0.250%
	> $1.5 billion	0.220%
	> $3 billion	0.200%
SA VCP Dynamic Strategy(8)	$0-$1.5 billion	0.250%
	> $1.5 billion	0.220%
	> $3 billion	0.200%
SA VCP Index Allocation	$0-$500 million	0.200%
	> $500 million	0.175%
SA WellsCap Aggressive Growth	$0-$100 million	0.750%
	> $100 million	0.675%
	> $250 million	0.625%
	> $500 million	0.600%

572

(1)	The Advisor voluntarily agreed, until further notice, to waive 0.05% of the investment advisory fees for the SA Putnam International Growth and Income Portfolio.
(2)	The Advisor voluntarily agreed, until further notice, to waive 0.10% of the investment advisory fees for the SA Columbia Technology Portfolio.
(3)	The Advisor is contractually obligated to waive its advisory fee with respect to the SA JPMorgan Emerging Markets Portfolio so that the advisory fee payable by the Portfolio to SAAMCo under the agreement equals 1.00% of average daily net assets.
(4)	The Advisor contractually agreed to waive 0.10% of the investment advisory fees for SA JPMorgan MFS Core Bond Portfolio through April 30, 2020.
(5)	The Advisor contractually agreed to waive 0.11% of the investment advisory fees for SA Large Cap Index Portfolio through April 30, 2020.
(6)	The Advisor is contractually obligated to waive its advisory fee with respect to the SA Legg Mason BW Large Cap Value Portfolio so that the advisory fee payable by the Portfolio to SAAMCo under the agreement equals 0.67% of average daily net assets.
(7)	The Advisor contractually agreed to waive its advisory fee with respect to the SA Janus Focused Growth Portfolio through April 30, 2020 so that the advisory fee payable by the Portfolio to the Advisor under the agreement equals 0.75% of average daily net assets.
(8)	The Advisor has voluntarily agreed, until further notice, to waive a portion of its advisory fee in an amount equal to the amount of any advisory fees voluntarily waived by the Portfolio’s Subadviser, AllianceBernstein L.P. (“AB”), in connection with the Portfolio’s investments in the AB Government Money Market Portfolio, a series of AB Fixed-Income Shares, Inc. managed by AB (the “AB Portfolio Waiver”). The AB Portfolio Waiver may be terminated at any time by the Advisor.
(9)	The Advisor voluntarily agreed until further notice to waive 0.05% of the investment advisory fee for the SA Invesco VCP Equity-Income Portfolio.
(10)	The Advisor contractually agreed to waive 0.05% of the investment advisory fee for the SA Franklin Small Company Value Portfolio through April 30, 2020.
(11)	The Advisor has voluntarily agreed, until further notice, to waive a portion of its Advisory fee in an amount equal to the amount of any Subadvisory fees voluntarily waived by the Portfolio’s Subadviser, J. P. Morgan Investment Management, Inc (“JPM”), in connection with the Portfolio’s investments in the JPM underlying Portfolios (the “JP Morgan Fee Waiver”). The JPMorgan Fee Waiver may be modified or terminated at any time by the Subadviser.
(12)	The Advisor voluntarily agreed through April 30, 2020 to waive its advisory fee under the Advisory Agreement with respect to the SA VCP Dynamic Allocation Portfolio so that the advisory fee payable by the Portfolio is equal to the portion of the Portfolio’s average daily net assets as follows: 0.25% on the first $1.5 billion, 0.22% on the next $1.5 billion, 0.20% on the next $5 billion, and 0.19% over $8 billion.
(13)	Effective February 1, 2019, the Adviser contractually agreed to waive its advisory fee under the Advisory Agreement with respect to the SA BlackRock VCP Global Multi-Asset Portfolio so that the advisory fee payable by the Portfolio is equal to 0.850% on the first $500 million of the Portfolio’s average daily net assets, 0.810% on the next $2.5 billion of the Portfolio’s average daily net assets, and 0.790% over $3 billion of the Portfolio’s average daily net assets.

For the period ended July 31, 2019, SAAMCo waived advisory fees as follows:

Portfolio	Amount
SA BlackRock VCP Global Multi Asset	$64,589
SA Columbia Technology	36,863
SA Franklin Small Company Value	80,398
SA Invesco VCP Equity-Income	378,045
SA Janus Focused Growth	193,352
SA JPMorgan Diversified Balanced	92,847
SA JPMorgan Emerging Markets	133,695
SA JPMorgan MFS Core Bond	900,605
SA Large Cap Index	1,210,973
SA Legg Mason BW Large Cap Value	352,253
SA Putnam International Growth and Income	61,221
SA VCP Dynamic Allocation	378,825
SA VCP Dynamic Strategy	87,912

The organizations described below act as subadvisers to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, the subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible.

Each of the subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trust’s Trustees and the oversight and supervision of SAAMCo, which pays the subadvisers’ fees.

573

Subadviser	Portfolio
AllianceBernstein L.P.	SA AB Growth SA AB Small & Mid Cap Value SA VCP Dynamic Allocation (Subadviser for a portion of the Portfolio) SA VCP Dynamic Strategy (Subadviser for a portion of the Portfolio)

BlackRock Investment, LLC	SA BlackRock VCP Global Multi Asset

Brandywine Global Investment Management, LLC	SA Legg Mason BW Large Cap Value

Columbia Management Investment Advisers, LLC	SA Columbia Technology

Dimensional Fund Advisers, L.P	SA DFA Ultra Short Bond

Federated Investment Management Company	SA Federated Corporate Bond

FIAM, LLC	SA Fidelity Institutional AM® International Growth SA Fidelity Institutional AM® Real Estate

Franklin Advisory Services, LLC	SA Franklin Small Company Value

Goldman Sachs Asset Management International	SA Goldman Sachs Global Bond SA Goldman Sachs Multi-Asset Insights

Invesco Advisers, Inc. (“Invesco”)	SA Invesco Growth Opportunities SA Invesco VCP Equity-Income SA Oppenheimer Main Street Large Cap

Janus Capital Management, LLC	SA Janus Focused Growth

J.P. Morgan Investment Management Inc.

SA JPMorgan Diversified Balanced

SA JPMorgan Emerging Markets

SA JPMorgan Equity-Income

SA JPMorgan Global Equities

SA JPMorgan MFS Core Bond (Subadviser for a portion of the Portfolio)

SA JPMorgan Mid-Cap Growth

Massachusetts Financial Services Company (“MFS”)	SA JPMorgan MFS Core Bond (Subadviser for a portion of the Portfolio) SA MFS Blue Chip Growth SA MFS Massachusetts Investors Trust SA MFS Total Return

Morgan Stanley Investment Management, Inc.	SA Morgan Stanley International Equities

Pacific Investment Management Company, LLC (“PIMCO”)	SA PIMCO VCP Tactical Balanced

PineBridge Investments, LLC	SA PineBridge High-Yield Bond

Putnam Investment Management, LLC	SA Putnam International Growth and Income

QS Investors, LLC	SA Legg Mason Tactical Opportunities

Schroders Investment Management North America, Inc.	SA Schroders VCP Global Allocation

T. Rowe Price Associates, Inc.	SA T. Rowe Price Asset Allocation Growth
SA T. Rowe Price VCP Balanced
SA VCP Index Allocation (Subadviser for a portion of the Portfolio)

Templeton Investment Counsel, LLC	SA Templeton Foreign Value

Wells Capital Management Incorporated	SA WellsCap Aggressive Growth

The Adviser has contractually agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of the following Portfolios’ average net assets through April 30, 2020. The contractual fee reimbursements may be modified or terminated only with the approval of the Board of Trustees, including a majority of the Independent Trustees. For purposes of the waived fees and reimbursed expense calculations, annual Portfolio operating expenses shall not include extraordinary expenses (i.e.,

574

expenses that are unusual in nature and infrequent in occurrence such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business.

Portfolio	Class 1	Class 3
SA BlackRock VCP Global Multi Asset	0.91%	1.16%
SA Emerging Markets Equity Index	0.58%	0.83%
SA Fidelity Institutional AM® International Growth	0.88%	1.13%
SA Fixed Income Index	0.34%	0.59%
SA Fixed Income Intermediate Index	0.34%	0.59%
SA Global Index Allocation 60/40	0.18%	0.43%
SA Global Index Allocation 75/25	0.18%	0.43%
SA Global Index Allocation 90/10	0.18%	0.43%
SA Goldman Sachs Multi-Asset Insights	0.81%	1.06%
SA Index Allocation 60/40	0.18%	0.43%
SA Index Allocation 80/20	0.18%	0.43%
SA Index Allocation 90/10	0.18%	0.43%
SA International Index	0.52%	0.77%
SA Invesco VCP Equity-Income	0.98%	1.23%
SA Large Cap Growth Index	0.35%	0.60%
SA Large Cap Value Index	0.35%	0.60%
SA Legg Mason Tactical Opportunities	0.81%	1.06%
SA Mid Cap Index	0.40%	0.65%
SA PIMCO VCP Tactical Balanced	0.91%	1.16%
SA Schroders VCP Global Allocation	0.90%	1.15%
SA Small Cap Index	0.45%	0.70%
SA T. Rowe Price Asset Allocation Growth	0.81%	1.06%
SA T. Rowe Price VCP Balanced	0.90%	1.15%
SA VCP Index Allocation	0.28%	0.53%

The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio’s investors. The Adviser may terminate all such voluntary waivers and/or reimbursements at any time. Waivers or reimbursements made by the Adviser with respect to a Portfolio, with the exception of management fee waivers, are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser without exceeding the applicable expense limitations in effect at the time such waivers and/or reimbursements occurred.

For the period ended July 31, 2019, pursuant to the contractual expense limitations referred to above, SAAMCo has agreed to reimburse expenses as follows:

Portfolio	Amount
SA BlackRock VCP Global Multi Asset	$—
SA Emerging Markets Equity Index	138,465
SA Fidelity Institutional AM® International Growth	35,187
SA Fixed Income Index	63,251
SA Fixed Income Intermediate Index	47,975
SA Global Index Allocation 60/40	26,519
SA Global Index Allocation 75/25	25,133
SA Global Index Allocation 90/10	5,357
SA Goldman Sachs Multi-Asset Insights	24,462
SA Index Allocation 60/40	—
SA Index Allocation 80/20	—
SA Index Allocation 90/10	—
SA International Index	—
SA Invesco VCP Equity-Income	—
SA Large Cap Growth Index	44,634
SA Large Cap Value Index	43,165
SA Legg Mason Tactical Opportunities	54,653
SA Mid Cap Index	—
SA PIMCO VCP Tactical Balanced	—
SA Schroders VCP Global Allocation	10,891
SA Small Cap Index	5,367
SA T. Rowe Price VCP Balanced	—
SA T. Rowe Price Asset Allocation Growth	74,632
SA VCP Index Allocation	—

575

For the period ended July 31, 2019, the amounts repaid to the Adviser which are included in the Statement of Operations along with the remaining balance subject to recoupment are as follows:

	Amount Recouped	Balance Subject to Recoupment
Portfolio	July 31, 2019	January 31, 2020	January 31, 2021	July 31, 2021
SA BlackRock VCP Global Multi Asset	$39,783	$—	$—	—
SA Emerging Markets Equity Index	—	—	177,744	138,465
SA Fidelity Institutional AM® International Growth	—	—	—	35,187
SA Fixed Income Index	—	86,612	137,083	63,251
SA Fixed Income Intermediate Index	—	63,445	141,000	47,975
SA Global Index Allocation 60/40	—	—	64,619	26,519
SA Global Index Allocation 75/25	—	—	63,437	25,133
SA Global Index Allocation 90/10	2,893	—	49,770	5,357
SA Goldman Sachs Multi-Asset Insights	—	72,828	93,122	24,462
SA Index Allocation 60/40	8,247	39,082	21,821	—
SA Index Allocation 80/20	17,498	—	—	—
SA Index Allocation 90/10	—	—	—	—
SA International Index	46,158	2,605	11,590	—
SA Invesco VCP Equity-Income	—	—	—	—
SA Large Cap Growth Index	—	—	96,136	44,634
SA Large Cap Value Index	—	—	90,981	43,165
SA Legg Mason Tactical Opportunities	—	115,372	233,119	54,653
SA Mid Cap Index	—	—	—	—
SA PIMCO VCP Tactical Balanced	—	—	—	—
SA Schroders VCP Global Allocation	3,082	6,068	85,257	10,891
SA Small Cap Index	5,925	94,836	55,188	5,367
SA T. Rowe Price VCP Balanced	—	—	—	—
SA T. Rowe Price Asset Allocation Growth	—	103,392	298,245	74,632
SA VCP Index Allocation	50,169	13,042	47,290	—

The Trust has entered into a Master Transfer Agency and Service Agreement with VALIC Retirement Services Company (“VRSCO”), a wholly-owned subsidiary of VALIC, which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, and certain other mutual funds advised by SAAMCo pay VRSCO, on an annual basis, a fee in the aggregate amount of $150,000 for transfer agency services provided pursuant to the agreement. Accordingly, for the period ended July 31, 2019, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

Class 2 and Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate of 0.15% and 0.25%, respectively, of the average daily net assets of Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares. Accordingly, for the period ended July 31, 2019, service fees were paid (see Statement of Operations) based on the aforementioned rates.

From February 20, 2019 to April 26, 2019, the SA BlackRock VCP Global Multi Asset Portfolio’s exposure to small- and mid-capitalization companies exceeded the registration statement limitation of investing more than 20% of the Portfolio’s net assets in these companies. The Portfolio’s exposure to small- and mid-capitalization companies was reduced resulting in a gain of $1,202,832 to the Portfolio.

Note 5.  Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Portfolios have been reduced. For the period ended July 31, 2019, the amount of expense reductions received by each Portfolio used to offset non-affiliated expenses are reflected as “Fees paid indirectly” in the Statement of Operations.

576

Note 6.  Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended July 31, 2019 were as follows:

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
SA AB Growth	$197,479,930	$340,101,901	$—	$—
SA AB Small & Mid Cap Value	84,356,191	121,377,707	—	—
SA BlackRock VCP Global Multi Asset	524,686,586	560,086,844	68,488,259	44,434,679
SA Columbia Technology	25,563,813	26,542,271	—	—
SA DFA Ultra Short Bond	220,871,616	276,387,995	76,585,184	47,376,294
SA Dogs of Wall Street	125,427,163	139,100,390	—	—
SA Emerging Market Equity Index	8,870,673	11,039,273	—	—
SA Federated Corporate Bond	86,624,346	122,608,851	—	—
SA Fidelity Institutional AM® International Growth	330,030,913	60,974,544	—	—
SA Fidelity Institutional AM® Real Estate	53,044,881	73,598,540	—	—
SA Fixed Income Index	35,002,992	5,332,291	40,545,560	10,218,566
SA Fixed Income Intermediate Index	26,495,789	5,023,440	27,246,918	20,062,057
SA Franklin Small Company Value	73,861,074	80,175,730	—	—
SA Global Index Allocation 60/40	11,714,497	1,679,703	—	—
SA Global Index Allocation 75/25	9,992,939	1,679,779	—	—
SA Global Index Allocation 90/10	38,589,718	4,195,069	—	—
SA Goldman Sachs Global Bond	317,370,798	346,492,905	176,901,950	125,233,560
SA Goldman Sachs Multi-Asset Insights	17,619,818	10,787,236	—	—
SA Index Allocation 60/40	27,577,911	4,874,176	—	—
SA Index Allocation 80/20	42,952,755	10,065,265	—	—
SA Index Allocation 90/10	104,599,700	31,664,132	—	—
SA International Index	111,136,469	24,703,311	—	—
SA Invesco Growth Opportunities	132,068,890	157,387,795	—	—
SA Invesco VCP Equity-Income	184,579,121	197,988,227	1,078,422,698	1,073,527,671
SA Janus Focused Growth	76,741,659	99,759,938	—	—
SA JPMorgan Diversified Balanced	152,356,558	162,618,025	33,476,494	26,777,597
SA JPMorgan Emerging Markets	65,111,833	99,313,322	—	—
SA JPMorgan Equity-Income	81,610,175	138,858,594	—	—
SA JPMorgan Global Equities	150,451,670	253,355,857	—	—
SA JPMorgan MFS Core Bond	190,995,180	165,711,277	184,341,708	241,479,878
SA JPMorgan Mid-Cap Growth	92,297,949	131,117,773	—	—
SA Large Cap Growth Index	9,356,533	19,064,177	—	—
SA Large Cap Index	50,885,640	29,133,516	—	—
SA Large Cap Value Index	9,396,722	17,877,316	—	—
SA Legg Mason BW Large Cap Value	279,649,656	351,983,083	—	—
SA Legg Mason Tactical Opportunities	16,527,655	8,808,002	2,864,762	1,798,684
SA MFS Blue Chip Growth	176,682,417	217,307,158	—	—
SA MFS Massachusetts Investors Trust	96,697,034	174,777,152	—	—
SA MFS Total Return	41,449,237	56,404,611	23,284,452	19,577,920
SA Mid Cap Index	25,232,860	9,205,445	—	—
SA Morgan Stanley International Equities	52,685,466	88,518,809	—	—
SA Oppenheimer Main Street Large Cap	100,121,207	122,638,291	—	—
SA PIMCO VCP Tactical Balanced	60,921,846	49,188,980	1,540,071,713	1,451,878,386
SA PineBridge High Yield Bond	124,390,968	128,963,325	—	—
SA Putnam International Growth and Income	19,210,302	26,918,955	—	—
SA Schroders VCP Global Allocation	147,938,886	143,924,453	3,750,039	3,869,984
SA Small Cap Index	62,558,708	37,341,175	—	—
SA T. Rowe Price Asset Allocation Growth	54,058,165	16,503,496	14,184,192	8,677,709
SA T. Rowe Price VCP Balanced	241,376,947	233,493,960	92,973,036	77,175,920
SA Templeton Foreign Value	145,008,086	160,336,540	—	—
SA VCP Dynamic Allocation	187,650,000	693,651,659	364,192,726	413,838,487
SA VCP Dynamic Strategy	75,885,000	341,547,927	197,323,821	249,577,058
SA VCP Index Allocation	61,176,375	10,850,642	—	—
SA WellsCap Aggressive Growth	50,305,275	57,002,640	—	—

577

Note 7.  Capital Share Transactions

Transactions in capital shares of each class of each Portfolio were as follows:

	SA AB Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019		For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	73,250	$3,451,251	196,380	$8,576,417	12,078	$567,938	125,194	$5,301,209

Shares issued in merger@	—	—	16,301,225	689,996,301	—	—	1,346,094	56,539,894

Reinvested dividends	—	—	1,124,134	47,415,976	—	—	66,089	2,765,815

Shares redeemed	(1,819,236)	(85,198,899)	(3,600,445)	(171,948,103)	(168,726)	(7,916,672)	(252,758)	(10,747,596)

Net increase (decrease)	(1,745,986)	$(81,747,648)	14,021,294	$574,040,591	(156,648)	$(7,348,734)	1,284,619	$53,859,322

	Class 3
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount

Shares sold	163,820	$7,470,136	405,956	$17,615,784

Shares issued in merger@	—	—	7,127,980	295,504,829

Reinvested dividends	—	—	395,648	16,344,205

Shares redeemed	(976,168)	(44,473,089)	(1,128,599)	(48,422,402)

Net increase (decrease)	(812,348)	$(37,002,953)	6,800,985	$281,042,416

	SA AB Small & Mid Cap Value Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019		For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,721	$39,070	807,610	$15,281,584	4,892	$70,269	26,011	$375,878

Reinvested dividends	—	—	1,381,343	20,044,304	—	—	190,911	2,782,974

Shares redeemed	(328,987)	(4,649,102)	(1,010,074)	(19,068,627)	(77,849)	(1,104,124)	(150,193)	(2,725,224)

Net increase (decrease)	(326,266)	$(4,610,032)	1,178,879	$16,257,261	(72,957)	$(1,033,855)	66,729	$433,628

	Class 3
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount

Shares sold	572,176	$8,071,151	3,189,142	$46,212,695

Reinvested dividends	—	—	7,073,230	102,072,158

Shares redeemed	(2,751,653)	(38,549,131)	(4,817,703)	(87,365,920)

Net increase (decrease)	(2,179,477)	$(30,477,980)	5,444,669	$60,918,933

	SA BlackRock VCP Global Multi Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019		For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	73	$771	592	$6,735	2,197,626	$23,765,154	7,366,906	$84,241,846

Reinvested dividends	—	—	1,010	10,648	—	—	5,867,996	61,876,536

Shares redeemed	(16)	(173)	(27)	(291)	(2,306,552)	(25,054,719)	(5,542,726)	(61,116,444)

Net increase (decrease)	57	$598	1,575	$17,092	(108,926)	$(1,289,565)	7,692,176	$85,001,938

@	See Note 13

578

	SA Columbia Technology Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019		For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	71,040	$500,707	178,769	$1,333,151	21,675	$143,867	93,838	$674,006

Reinvested dividends	—	—	308,559	1,903,807	—	—	112,938	674,241

Shares redeemed	(149,131)	(1,040,823)	(505,339)	(3,503,485)	(39,472)	(268,020)	(167,190)	(1,107,416)

Net increase (decrease)	(78,091)	$(540,116)	(18,011)	$(266,527)	(17,797)	$(124,153)	39,586	$240,831

	Class 3
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount

Shares sold	984,000	$6,424,240	1,866,687	$12,572,122

Reinvested dividends	—	—	1,284,564	7,514,699

Shares redeemed	(1,214,789)	(7,963,780)	(2,333,947)	(15,393,895)

Net increase (decrease)	(230,789)	$(1,539,540)	817,304	$4,692,926

	SA DFA Ultra Short Bond Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019		For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	885,869	$9,482,828	3,747,342	$39,687,964	272,042	$2,876,234	892,480	$9,349,125

Reinvested dividends	—	—	225,702	2,381,157	—	—	14,815	154,375

Shares redeemed	(2,182,990)	(23,367,465)	(4,736,696)	(50,254,974)	(354,260)	(3,740,492)	(772,754)	(8,085,531)

Net increase (decrease)	(1,297,121)	$(13,884,637)	(763,652)	$(8,185,853)	(82,218)	$(864,258)	134,541	$1,417,969

	Class 3
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount

Shares sold	4,920,589	$51,606,446	10,498,392	$108,964,591

Reinvested dividends	—	—	143,011	1,478,730

Shares redeemed	(4,513,711)	(47,287,728)	(9,902,774)	(102,785,091)

Net increase (decrease)	406,878	$4,318,718	738,629	$7,658,230

	SA Dogs of Wall Street Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019		For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	16,087	$228,291	1,043,672	$15,424,724	2,944	$41,657	16,762	$234,678

Reinvested dividends	—	—	1,924,375	26,133,008	—	—	65,360	886,281

Shares redeemed	(706,185)	(9,966,714)	(1,816,110)	(26,530,585)	(46,445)	(653,988)	(130,135)	(1,845,769)

Net increase (decrease)	(690,098)	$(9,738,423)	1,151,937	$15,027,147	(43,501)	$(612,331)	(48,013)	$(724,810)

	Class 3
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount

Shares sold	454,770	$6,387,098	820,454	$11,453,387

Reinvested dividends	—	—	1,654,431	22,252,091

Shares redeemed	(958,467)	(13,370,025)	(2,476,585)	(34,955,567)

Net increase (decrease)	(503,697)	$(6,982,927)	(1,700)	$(1,250,089)

579

	SA Emerging Markets Equity Index Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2019 (unaudited)		For the period May 1, 2018* to January 31, 2019		For the six months ended July 31, 2019 (unaudited)		For the period May 1, 2018* to January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	381,741	$5,345,641	6,603,043	$98,482,364	68,953	$962,346	60,020	$829,396

Reinvested dividends	—	—	86,354	1,099,284	—	—	636	8,096

Shares redeemed	(342,296)	(4,755,207)	(505,635)	(6,969,091)	(1,865)	(25,757)	(12,409)	(161,507)

Net increase (decrease)	39,445	$590,434	6,183,762	$92,612,557	67,088	$936,589	48,247	$675,985

	SA Federated Corporate Bond Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019		For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	297,805	$3,924,186	4,368,451	$57,340,577	23,863	$317,147	36,787	$480,690

Reinvested dividends	—	—	2,642,408	32,950,825	—	—	73,705	919,111

Shares redeemed	(4,613,639)	(61,454,782)	(7,934,653)	(103,889,254)	(86,807)	(1,147,022)	(303,743)	(3,938,889)

Net increase (decrease)	(4,315,834)	$(57,530,596)	(923,794)	$(13,597,852)	(62,944)	$(829,875)	(193,251)	$(2,539,088)

	Class 3
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount

Shares sold	2,523,487	$33,126,212	3,418,857	$44,674,617

Reinvested dividends	—	—	3,251,356	40,284,302

Shares redeemed	(3,890,165)	(51,165,392)	(13,708,785)	(175,531,381)

Net increase (decrease)	(1,366,678)	$(18,039,180)	(7,038,572)	$(90,572,462)

	SA Fidelity Institutional AM® International Growth Portfolio
	Class 1		Class 3
	For the period May 1, 2019* to July 31, 2019 (unaudited)		For the period May 1, 2019* to July 31, 2019 (unaudited)
	Shares	Amount	Shares	Amount

Shares sold	18,530,575	$275,876,872	28,663	$435,701

Reinvested dividends	—	—	—	—

Shares redeemed	(400,760)	(6,133,071)	(78)	(1,211)

Net increase (decrease)	18,129,815	$269,743,801	28,585	$434,490

	SA Fidelity Institutional AM® Real Estate Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019		For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	8,521	$110,664	92,153	$1,125,952	6,046	$79,584	3,955	$48,086

Reinvested dividends	—	—	608,970	7,435,522	—	—	35,944	437,798

Shares redeemed	(378,929)	(5,022,511)	(827,928)	(10,429,610)	(27,669)	(363,264)	(68,761)	(868,018)

Net increase (decrease)	(370,408)	$(4,911,847)	(126,805)	$(1,868,136)	(21,623)	$(283,680)	(28,862)	$(382,134)

*	Commencement of operations

580

	SA Fidelity Institutional AM® Real Estate Portfolio
	Class 3
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount

Shares sold	201,106	$2,660,995	1,187,461	$14,711,102

Reinvested dividends	—	—	1,397,404	16,894,617

Shares redeemed	(1,744,313)	(22,777,919)	(3,825,226)	(48,184,709)

Net increase (decrease)	(1,543,207)	$(20,116,924)	(1,240,361)	$(16,578,990)

	SA Fixed Income Index Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019		For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	5,869,555	$59,945,655	15,414,791	$154,647,323	749,238	$7,643,245	961,940	$9,591,293

Reinvested dividends	—	—	1,375,967	13,519,944	—	—	21,910	214,988

Shares redeemed	(1,782,419)	(18,223,922)	(5,201,464)	(51,936,102)	(99,248)	(1,031,044)	(169,822)	(1,694,332)

Net increase (decrease)	4,087,136	$41,721,733	11,589,294	$116,231,165	649,990	$6,612,201	814,028	$8,111,949

	SA Fixed Income Intermediate Index Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019		For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	3,063,297	$30,730,191	11,681,185	$114,893,951	513,742	$5,147,816	985,703	$9,663,189

Reinvested dividends	—	—	640,062	6,233,579	—	—	18,508	180,112

Shares redeemed	(1,201,223)	(12,059,209)	(8,506,028)	(83,698,063)	(116,777)	(1,166,554)	(89,870)	(879,979)

Net increase (decrease)	1,862,074	$18,670,982	3,815,219	$37,429,467	396,965	$3,981,262	914,341	$8,963,322

	SA Franklin Small Company Value Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019		For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	14,400	$283,738	232,808	$5,328,825	228,807	$4,448,914	947,262	$19,066,369

Reinvested dividends	—	—	1,075,241	21,149,989	—	—	1,503,181	29,281,961

Shares redeemed	(385,195)	(7,561,715)	(608,861)	(13,715,327)	(787,966)	(15,303,543)	(1,668,113)	(37,870,356)

Net increase (decrease)	(370,795)	$(7,277,977)	699,188	$12,763,487	(559,159)	$(10,854,629)	782,330	$10,477,974

	SA Global Index Allocation 60/40 Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2019 (unaudited)		For the period May 1, 2018* to January 31, 2019		For the six months ended July 31, 2019 (unaudited)		For the period May 1, 2018* to January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	—	$—	10,473	$150,822	764,092	$11,414,798	1,191,062	$17,702,703

Reinvested dividends	—	—	225	3,069	—	—	28,575	389,771

Shares redeemed	—	—	(3,814)	(52,260)	(87,824)	(1,340,877)	(94,676)	(1,318,123)

Net increase (decrease)	—	$—	6,884	$101,631	676,268	$10,073,921	1,124,961	$16,774,351

*	Commencement of operations

581

	SA Global Index Allocation 75/25 Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2019 (unaudited)		For the period May 1, 2018* to January 31, 2019		For the six months ended July 31, 2019 (unaudited)		For the period May 1, 2018* to January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,032	$29,982	7,763	$115,032	621,327	$9,244,225	1,581,220	$23,450,089

Reinvested dividends	—	—	216	2,878	—	—	37,018	494,201

Shares redeemed	(6)	(89)	(0)	(4)	(61,463)	(912,691)	(145,081)	(2,014,309)

Net increase (decrease)	2,026	$29,893	7,979	$117,906	559,864	$8,331,534	1,473,157	$21,929,981

	SA Global Index Allocation 90/10 Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2019 (unaudited)		For the period May 1, 2018* to January 31, 2019		For the six months ended July 31, 2019 (unaudited)		For the period May 1, 2018* to January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	30,801	$450,003	9,392	$141,198	2,518,263	$37,102,206	5,295,990	$78,759,049

Reinvested dividends	—	—	255	3,324	—	—	132,570	1,728,818

Shares redeemed	(211)	(3,126)	(1,558)	(22,977)	(201,826)	(2,977,121)	(212,759)	(3,011,411)

Net increase (decrease)	30,590	$446,877	8,089	$121,545	2,316,437	$34,125,085	5,215,801	$77,476,456

	SA Goldman Sachs Global Bond Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019		For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	47,122	$507,956	370,787	$4,119,617	15,156	$162,857	32,473	$353,181

Reinvested dividends	—	—	463,561	4,737,596	—	—	20,882	211,537

Shares redeemed	(640,164)	(6,914,232)	(1,415,927)	(15,449,798)	(34,186)	(365,161)	(88,247)	(944,732)

Net increase (decrease)	(593,042)	$(6,406,276)	(581,579)	$(6,592,585)	(19,030)	$(202,304)	(34,892)	$(380,014)

	Class 3
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount

Shares sold	1,860,331	$19,602,282	3,963,128	$42,687,241

Reinvested dividends	—	—	1,117,853	11,200,887

Shares redeemed	(1,696,214)	(17,926,408)	(7,596,060)	(80,568,220)

Net increase (decrease)	164,117	$1,675,874	(2,515,079)	$(26,680,092)

	SA Goldman Sachs Multi-Asset Insights Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019		For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2	$21	1,568	$16,098	560,594	$5,705,780	1,173,069	$11,848,538

Reinvested dividends	—	—	256	2,463	—	—	41,071	396,349

Shares redeemed	(33)	(328)	(1,033)	(10,703)	(48,215)	(489,037)	(78,808)	(780,930)

Net increase (decrease)	(31)	$(307)	791	$7,858	512,379	$5,216,743	1,135,332	$11,463,957

*	Commencement of operations

582

	SA Index Allocation 60/40 Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019		For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	—	$—	24	$240	2,250,543	$24,932,388	4,764,548	$52,171,825

Reinvested dividends	—	—	576	5,736	—	—	273,758	2,727,434

Shares redeemed	(55)	(591)	(86)	(960)	(181,551)	(2,008,875)	(393,253)	(4,184,979)

Net increase (decrease)	(55)	$(591)	514	$5,016	2,068,992	$22,923,513	4,645,053	$50,714,280

	SA Index Allocation 80/20 Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019		For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	32,711	$363,172	99,470	$1,139,693	3,283,015	$37,152,395	8,702,167	$98,212,360

Reinvested dividends	—	—	4,887	48,819	—	—	565,086	5,641,634

Shares redeemed	(1,069)	(12,154)	(12,453)	(126,567)	(373,292)	(4,221,002)	(620,341)	(6,848,956)

Net increase (decrease)	31,642	$351,018	91,904	$1,061,945	2,909,723	$32,931,393	8,646,912	$97,005,038

	SA Index Allocation 90/10 Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019		For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	6,148	$67,589	146,113	$1,669,783	7,755,610	$88,838,010	22,980,158	$264,061,359

Reinvested dividends	—	—	7,047	70,498	—	—	1,605,084	16,040,017

Shares redeemed	(2,167)	(24,706)	(15,512)	(161,856)	(1,308,457)	(15,013,389)	(1,119,307)	(12,612,968)

Net increase (decrease)	3,981	$42,883	137,648	$1,578,425	6,447,153	$73,824,621	23,465,935	$267,488,408

	SA International Index Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019		For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	4,555,586	$48,801,073	13,893,694	$152,816,171	75,795	$821,858	203,781	$2,278,192

Reinvested dividends	—	—	941,298	9,284,634	—	—	3,393	33,465

Shares redeemed	(3,202,207)	(34,028,220)	(7,710,370)	(86,823,014)	(12,618)	(134,165)	(85,779)	(950,661)

Net increase (decrease)	1,353,379	$14,772,853	7,124,622	$75,277,791	63,177	$687,693	121,395	$1,360,996

	SA Invesco Growth Opportunities Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019		For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	52,768	$504,143	5,024,099	$52,091,010	3	$29	44,540	$437,427

Reinvested dividends	—	—	1,796,250	16,435,682	—	—	40,543	354,746

Shares redeemed	(955,335)	(9,104,548)	(2,338,964)	(23,293,699)	(35,838)	(325,016)	(70,649)	(645,130)

Net increase (decrease)	(902,567)	$(8,600,405)	4,481,385	$45,232,993	(35,835)	$(324,987)	14,434	$147,043

583

	Class 3
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount

Shares sold	79,708	$702,010	2,399,084	$19,017,647

Reinvested dividends	—	—	1,925,625	16,387,072

Shares redeemed	(2,708,313)	(23,889,137)	(5,110,627)	(47,750,321)

Net increase (decrease)	(2,628,605)	$(23,187,127)	(785,918)	$(12,345,602)

	SA Invesco VCP Equity-Income Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019		For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	15,496	$198,977	2,026	$27,691	2,977,090	$37,672,368	11,207,972	$146,753,089

Reinvested dividends	—	—	659	8,016	—	—	6,622,674	80,168,388

Shares redeemed	(48)	(615)	(769)	(10,421)	(4,434,027)	(56,188,826)	(10,857,014)	(145,084,183)

Net increase (decrease)	15,448	$198,362	1,916	$25,286	(1,456,937)	$(18,516,458)	6,973,632	$81,837,294

	SA Janus Focused Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019		For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	58,332	$873,161	5,490,757	$83,818,270	2,956	$44,105	4,461	$67,682

Reinvested dividends	—	—	1,240,099	17,410,994	—	—	49,709	681,504

Shares redeemed	(923,119)	(13,924,690)	(2,382,397)	(34,935,752)	(56,742)	(829,307)	(112,661)	(1,594,768)

Net increase (decrease)	(864,787)	$(13,051,529)	4,348,459	$66,293,512	(53,786)	$(785,202)	(58,491)	$(845,582)

	Class 3
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount

Shares sold	219,243	$3,232,407	650,890	$8,639,456

Reinvested dividends	—	—	698,441	9,407,994

Shares redeemed	(1,104,626)	(15,880,282)	(2,290,799)	(32,368,146)

Net increase (decrease)	(885,383)	$(12,647,875)	(941,468)	$(14,320,696)

	SA JPMorgan Diversified Balanced Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019		For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	80,409	1,513,813	217,196	$4,297,779	20,606	392,465	49,254	$988,463
Reinvested dividends	—	—	310,892	5,707,970	—	—	48,052	880,320
Shares redeemed	(310,443)	(5,883,292)	(621,213)	(12,248,167)	(92,438)	(1,766,702)	(99,740)	(1,965,486)

Net increase (decrease)	(230,034)	$(4,369,479)	(93,125)	$(2,242,418)	(71,832)	$(1,374,237)	(2,434)	$(96,703)

	Class 3
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount

Shares sold	634,342	11,923,377	2,156,497	$42,851,737

Reinvested dividends	—	—	745,265	13,593,641

Shares redeemed	(576,436)	(10,827,212)	(1,314,823)	(25,850,008)

Net increase (decrease)	57,906	$1,096,165	1,586,939	$30,595,370

584

	SA JPMorgan Emerging Markets Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019		For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	294,254	$2,379,703	3,709,507	$35,176,224	3,524	$28,525	25,957	$209,512
Reinvested dividends	—	—	365,740	2,775,964	—	—	9,282	70,169
Shares redeemed	(4,192,743)	(32,824,573)	(9,194,300)	(80,968,640)	(28,760)	(232,488)	(72,836)	(609,888)

Net increase (decrease)	(3,898,489)	$(30,444,870)	(5,119,053)	$(43,016,452)	(25,236)	$(203,963)	(37,597)	$(330,207)

	Class 3
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount

Shares sold	524,950	$4,177,268	2,827,166	$23,434,648

Reinvested dividends	—	—	371,998	2,789,986

Shares redeemed	(1,385,697)	(10,977,546)	(3,302,549)	(28,048,840)

Net increase (decrease)	(860,747)	$(6,800,278)	(103,385)	$(1,824,206)

	SA JPMorgan Equity-Income Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019		For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	65,861	$2,351,501	618,520	$22,298,796	4,545	$162,202	24,528	$848,179
Reinvested dividends	—	—	2,011,667	69,301,924	—	—	24,177	832,165
Shares redeemed	(1,614,471)	(57,505,363)	(3,876,454)	(137,754,740)	(26,294)	(933,451)	(59,254)	(2,103,376)

Net increase (decrease)	(1,548,610)	$(55,153,862)	(1,246,267)	$(46,154,020)	(21,749)	$(771,249)	(10,549)	$(423,032)

	Class 3
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount

Shares sold	180,876	$6,424,344	325,784	$11,490,781

Reinvested dividends	—	—	537,377	18,410,530

Shares redeemed	(496,357)	(17,495,521)	(1,059,845)	(37,784,776)

Net increase (decrease)	(315,481)	$(11,071,177)	(196,684)	$(7,883,465)

	SA JPMorgan Global Equities Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019		For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	9,802	$189,677	554,530	$11,380,845	1,669	$32,113	11,856	$254,348

Reinvested dividends	—	—	3,580,281	69,421,642	—	—	31,785	614,722

Shares redeemed	(5,694,275)	(107,983,212)	(3,496,558)	(80,004,357)	(15,001)	(288,243)	(39,745)	(889,419)

Net increase (decrease)	(5,684,473)	$(107,793,535)	638,253	$798,130	(13,332)	$(256,130)	3,896	$(20,349)

	Class 3
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount

Shares sold	93,641	$1,782,859	206,375	$4,356,259

Reinvested dividends	—	—	284,977	5,480,120

Shares redeemed	(165,877)	(3,169,639)	(313,666)	(6,978,228)

Net increase (decrease)	(72,236)	$(1,386,780)	177,686	$2,858,151

585

	SA JP Morgan MFS Core Bond Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019		For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	3,217,876	$29,181,041	10,618,331	$93,619,895	39,616	$352,082	102,409	$896,091
Reinvested dividends	—	—	2,763,967	23,493,719	—	—	22,588	191,320
Shares redeemed	(7,004,119)	(63,381,258)	(16,622,579)	(145,116,019)	(84,900)	(763,361)	(230,491)	(1,997,719)

Net increase (decrease)	(3,786,243)	$(34,200,217)	(3,240,281)	$(28,002,405)	(45,284)	$(411,279)	(105,494)	$(910,308)

	Class 3
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount

Shares sold	6,672,139	$59,369,591	7,397,658	$64,243,305

Reinvested dividends	—	—	2,447,061	20,604,251

Shares redeemed	(5,895,384)	(52,507,117)	(24,236,130)	(209,333,865)

Net increase (decrease)	776,755	$6,862,474	(14,391,411)	$(124,486,309)

	SA JPMorgan Mid-Cap Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019		For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	69,584	$1,358,936	1,917,230	$38,080,514	16,146	$298,502	27,027	$482,608
Reinvested dividends	—	—	1,493,749	25,662,610	—	—	109,786	1,814,770
Shares redeemed	(706,269)	(13,453,435)	(1,665,816)	(31,626,599)	(98,677)	(1,810,125)	(112,520)	(2,053,545)

Net increase (decrease)	(636,685)	$(12,094,499)	1,745,163	$32,116,525	(82,531)	$(1,511,623)	24,293	$243,833

	Class 3
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount

Shares sold	391,467	$7,022,026	1,049,897	$17,634,841

Reinvested dividends	—	—	1,149,049	18,545,657

Shares redeemed	(1,339,351)	(23,913,430)	(1,822,880)	(32,940,651)

Net increase (decrease)	(947,884)	$(16,891,404)	376,066	$3,239,847

	SA Large Cap Growth Index Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2019 (unaudited)		For the period May 1, 2018* to January 31, 2019		For the six months ended July 31, 2019 (unaudited)		For the period May 1, 2018* to January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	65,063	$1,088,470	17,360,233	$265,342,106	105,027	$1,768,672	44,758	$693,349

Reinvested dividends	—	—	172,093	2,519,442	—	—	257	3,760

Shares redeemed	(876,078)	(14,624,012)	(1,564,490)	(24,868,493)	(3,776)	(62,512)	(7,519)	(107,592)

Net increase (decrease)	(811,015)	$(13,535,542)	15,967,836	$242,993,055	101,251	$1,706,160	37,496	$589,517

	SA Large Cap Index Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019		For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	5,324,498	$122,358,528	16,110,686	$368,098,318	172,154	$4,013,418	402,488	$9,259,559

Reinvested dividends	—	—	5,690,194	123,477,582	—	—	32,761	712,771
Shares redeemed	(4,590,616)	(105,522,240)	(17,887,432)	(406,706,347)	(47,392)	(1,063,334)	(170,288)	(3,655,122)

Net increase (decrease)	733,882	$16,836,288	3,913,448	$84,869,553	124,762	$2,950,084	264,961	$6,317,208

*	Commencement of operations

586

	SA Large Cap Value Index Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2019 (unaudited)		For the period May 1, 2018* to January 31, 2019		For the six months ended July 31, 2019 (unaudited)		For the period May 1, 2018* to January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	60,028	$944,948	16,466,933	$246,914,898	108,374	$1,688,156	96,289	$1,416,126

Reinvested dividends	—	—	368,298	5,124,958	—	—	781	10,888

Shares redeemed	(893,426)	(13,981,701)	(1,099,857)	(16,818,557)	(6,224)	(96,085)	(10,450)	(148,006)

Net increase (decrease)	(833,398)	$(13,036,753)	15,735,374	$235,221,299	102,150	$1,592,071	86,620	$1,279,008

	SA Legg Mason BW Large Cap Value Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019		For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	117,254	2,476,128	543,381	$11,854,023	28,061	584,109	23,192	$478,362
Shares issued in merger@	—	—	690,557	14,152,232	—	—	82,408	1,689,873
Reinvested dividends	—	—	4,222,947	87,837,299	—	—	220,898	4,596,884
Shares redeemed	(2,473,688)	(51,415,320)	(5,483,624)	(120,243,333)	(172,946)	(3,592,837)	(369,579)	(8,081,661)

Net increase (decrease)	(2,356,434)	$(48,939,192)	(26,739)	$(6,399,779)	(144,885)	$(3,008,728)	(43,081)	$(1,316,542)

	Class 3
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount

Shares sold	185,742	3,843,733	1,048,361	$21,300,653

Shares issued in merger@	—	—	1,192,667	24,319,938

Reinvested dividends	—	—	2,376,181	49,186,944

Shares redeemed	(1,940,133)	(40,067,326)	(4,165,579)	(91,555,041)

Net increase (decrease)	(1,754,391)	$(36,223,593)	451,630	$3,252,494

	SA Legg Mason Tactical Opportunities Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019		For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	45	$466	1,578	$16,237	874,489	$9,089,560	2,118,886	$21,725,225
Reinvested dividends	—	—	235	2,282	—	—	49,413	478,124
Shares redeemed	(54)	(564)	(1,133)	(11,704)	(44,304)	(457,773)	(116,434)	(1,199,070)

Net increase (decrease)	(9)	$(98)	680	$6,815	830,185	$8,631,787	2,051,865	$21,004,279

	SA MFS Blue Chip Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019		For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	117,504	$1,577,441	9,486,350	$135,041,835	6,752	$89,297	14,890	$203,374

Reinvested dividends	—	—	3,442,398	44,647,902	—	—	20,012	258,559

Shares redeemed	(2,362,127)	(31,480,590)	(7,795,923)	(107,069,046)	(35,048)	(465,607)	(46,802)	(645,059)

Net increase (decrease)	(2,244,623)	$(29,903,149)	5,132,825	$72,620,691	(28,296)	$(376,310)	(11,900)	$(183,126)

*	Commencement of operations
@	See Note 13

587

	Class 3
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount

Shares sold	245,746	$3,276,032	1,183,984	$14,885,010

Reinvested dividends	—	—	737,740	9,472,582

Shares redeemed	(942,065)	(12,399,477)	(1,941,857)	(26,504,601)

Net increase (decrease)	(696,319)	$(9,123,445)	(20,133)	$(2,147,009)

	SA MFS Massachusetts Investors Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019		For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	7,450	$178,278	298,962	$7,222,285	1,375	$32,543	23,274	$573,326
Reinvested dividends	—	—	2,712,074	61,916,654	—	—	35,488	810,908
Shares redeemed	(1,758,452)	(42,563,787)	(6,259,886)	(152,447,229)	(30,365)	(734,335)	(90,146)	(2,221,959)

Net increase (decrease)	(1,751,002)	$(42,385,509)	(3,248,850)	$(83,308,290)	(28,990)	$(701,792)	(31,384)	$(837,725)

	Class 3
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount

Shares sold	82,911	$2,004,858	590,752	$12,817,825

Reinvested dividends	—	—	1,549,479	35,219,651

Shares redeemed	(1,765,834)	(42,295,678)	(2,695,269)	(65,661,769)

Net increase (decrease)	(1,682,923)	$(40,290,820)	(555,038)	$(17,624,293)

	SA MFS Total Return Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019		For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	94,911	$1,760,349	121,103	$2,243,361	10,101	$188,410	7,202	$133,470
Reinvested dividends	—	—	739,409	13,161,473	—	—	108,554	1,934,430
Shares redeemed	(637,626)	(11,853,619)	(1,501,677)	(28,230,421)	(126,396)	(2,343,641)	(230,458)	(4,327,892)

Net increase (decrease)	(542,715)	$(10,093,270)	(641,165)	$(12,825,587)	(116,295)	$(2,155,231)	(114,702)	$(2,259,992)

	Class 3
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount

Shares sold	766,519	$14,178,676	1,410,229	$26,507,664
Reinvested dividends	—	—	1,323,302	23,501,842
Shares redeemed	(1,170,148)	(21,615,031)	(2,616,266)	(48,991,890)

Net increase (decrease)	(403,629)	$(7,436,355)	117,265	$1,017,616

	SA Mid Cap Index Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019		For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,381,551	$26,094,602	8,474,861	$95,173,970	259,648	$2,853,865	258,096	$2,950,711
Reinvested dividends	—	—	925,250	8,967,054	—	—	9,596	92,951
Shares redeemed	(1,140,767)	(12,518,056)	(1,506,243)	(16,778,445)	(32,221)	(355,485)	(44,401)	(467,149)

Net increase (decrease)	1,240,784	$13,576,546	7,893,868	$87,362,579	227,427	$2,498,380	223,291	$2,576,513

588

	SA Morgan Stanley International Equities Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019		For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	134,705	$1,352,721	1,999,776	$20,896,453	14,297	$146,339	55,286	$578,633
Reinvested dividends	—	—	1,302,183	12,670,243	—	—	36,142	350,212
Shares redeemed	(3,390,237)	(33,883,752)	(6,694,460)	(70,907,357)	(71,442)	(714,724)	(197,392)	(2,034,986)

Net increase (decrease)	(3,255,532)	$(32,531,031)	(3,392,501)	$(37,340,661)	(57,145)	$(568,385)	(105,964)	$(1,106,141)

	Class 3
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount

Shares sold	289,805	$2,900,631	1,213,869	$12,199,777
Reinvested dividends	—	—	478,734	4,629,355
Shares redeemed	(1,064,646)	(10,607,542)	(2,302,815)	(23,905,550)

Net increase (decrease)	(774,841)	$(7,706,911)	(610,212)	$(7,076,418)

	SA Oppenheimer Main Street Large Cap Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019		For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	60,750	$1,389,307	164,121	$3,594,337	904	$20,384	12,325	$260,009
Reinvested dividends	—	—	1,053,218	22,939,099	—	—	11,835	257,893
Shares redeemed	(811,268)	(18,431,481)	(2,144,016)	(48,547,299)	(26,188)	(591,008)	(30,001)	(676,563)

Net increase (decrease)	(750,518)	$(17,042,174)	(926,677)	$(22,013,863)	(25,284)	$(570,624)	(5,841)	$(158,661)

	Class 3
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount

Shares sold	80,907	$1,847,278	309,209	$6,501,830

Reinvested dividends	—	—	309,638	6,719,142

Shares redeemed	(415,474)	(9,382,851)	(660,842)	(14,855,443)

Net increase (decrease)	(334,567)	$(7,535,573)	(41,995)	$(1,634,471)

	SA PIMCO VCP Tactical Balanced Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019		For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	—	$—	—	$—	1,822,339	$18,884,997	5,466,394	$62,298,332

Reinvested dividends	—	—	1,997	20,174	—	—	21,668,818	218,204,998

Shares redeemed	—	—	—	—	(5,278,160)	(54,596,889)	(8,896,586)	(103,551,698)

Net increase (decrease)	—	$—	1,997	$20,174	(3,455,821)	$(35,711,892)	18,238,626	$176,951,632

	SA PineBridge High-Yield Bond Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019		For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,131,904	$6,300,254	4,550,153	$25,047,098	37,791	$211,524	42,939	$246,094

Reinvested dividends	—	—	2,116,050	11,384,353	—	—	105,131	565,607

Shares redeemed	(3,389,637)	(19,014,222)	(7,355,250)	(41,665,519)	(146,408)	(825,097)	(300,009)	(1,682,659)

Net increase (decrease)	(2,257,733)	$(12,713,968)	(689,047)	$(5,234,068)	(108,617)	$(613,573)	(151,939)	$(870,958)

589

	Class 3
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount

Shares sold	2,884,321	$15,929,027	3,846,333	$21,382,498

Reinvested dividends	—	—	1,969,693	10,537,859

Shares redeemed	(4,431,838)	(24,508,467)	(8,388,409)	(46,749,676)

Net increase (decrease)	(1,547,517)	$(8,579,440)	(2,572,383)	$(14,829,319)

	SA Putnam International Growth and Income Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019		For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	126,944	$1,238,344	1,107,677	$11,277,984	7,659	$75,522	24,048	$235,241
Reinvested dividends	—	—	475,364	4,615,788	—	—	15,103	147,410
Shares redeemed	(827,689)	(8,072,357)	(3,316,964)	(35,891,935)	(24,752)	(242,574)	(102,538)	(1,086,422)

Net increase (decrease)	(700,745)	$(6,834,013)	(1,733,923)	$(19,998,163)	(17,093)	$(167,052)	(63,387)	$(703,771)

	SA Putnam International Growth and Income Portfolio
	Class 3
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount

Shares sold	257,973	$2,509,289	1,201,307	$12,090,676

Reinvested dividends	—	—	348,035	3,389,861

Shares redeemed	(1,002,182)	(9,783,064)	(2,297,622)	(24,448,957)

Net increase (decrease)	(744,209)	$(7,273,775)	(748,280)	$(8,968,420)

	SA Schroders VCP Global Allocation Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019		For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	7,295	$80,625	6,966	$68,072	1,076,007	$11,685,232	4,099,329	$48,261,373

Reinvested dividends	—	—	1,108	11,763	—	—	5,452,928	57,890,989

Shares redeemed	(157)	(1,744)	(4)	(45)	(2,342,340)	(25,540,852)	(4,514,199)	(52,084,264)

Net increase (decrease)	7,138	$78,881	8,070	$79,790	(1,266,333)	$(13,855,620)	5,038,058	$54,068,098

	SA Small Cap Index Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019		For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,541,387	$17,034,217	7,206,304	$84,979,489	227,389	$2,490,935	303,582	$3,600,514

Reinvested dividends	—	—	997,214	9,775,596	—	—	10,901	106,865

Shares redeemed	(2,703,011)	(29,325,295)	(1,559,516)	(17,980,871)	(47,753)	(526,502)	(88,642)	(988,442)

Net increase (decrease)	(1,161,624)	$(12,291,078)	6,644,002	$76,774,214	179,636	$1,964,433	225,841	$2,718,937

590

	SA T. Rowe Price Asset Allocation Growth Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019		For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,964	$20,921	9,561	$99,854	4,176,987	$45,184,218	9,698,251	$100,662,169

Reinvested dividends	—	—	268	2,584	—	—	117,706	1,140,111

Shares redeemed	(320)	(3,438)	(2,111)	(22,256)	(292,438)	(3,132,788)	(109,115)	(1,103,537)

Net increase (decrease)	1,644	$17,483	7,718	$80,182	3,884,549	$42,051,430	9,706,842	$100,698,743

	SA T. Rowe Price VCP Balanced Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019		For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	215	$2,451	5,324	$67,042	5,086,715	$60,178,832	20,957,949	$262,218,811

Reinvested dividends	—	—	1,568	17,964	—	—	11,084,782	127,172,190

Shares redeemed	(48)	(580)	(84)	(983)	(3,725,525)	(43,916,894)	(5,972,293)	(74,222,117)

Net increase (decrease)	167	$1,871	6,808	$84,023	1,361,190	$16,261,938	26,070,438	$315,168,884

	SA Templeton Foreign Value Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019		For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	477,590	$6,500,000	1,846,077	$30,303,153	15,173	$213,313	35,377	$515,485

Reinvested dividends	—	—	1,663,908	23,097,692	—	—	56,143	779,654

Shares redeemed	(1,197,974)	(16,761,607)	(11,046,206)	(182,049,265)	(71,706)	(1,007,699)	(109,603)	(1,757,712)

Net increase (decrease)	(720,384)	$(10,261,607)	(7,536,221)	$(128,648,420)	(56,533)	$(794,386)	(18,083)	$(462,573)

	Class 3
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount

Shares sold	1,718,581	$24,085,896	2,899,305	$43,581,813

Reinvested dividends	—	—	2,303,075	31,901,366

Shares redeemed	(2,486,737)	(34,783,612)	(4,620,902)	(73,265,737)

Net increase (decrease)	(768,156)	$(10,697,716)	581,478	$2,217,442

	SA VCP Dynamic Allocation Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019		For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1	$8	12,113	$173,520	5,658,433	$70,033,327	20,478,637	$281,679,454

Reinvested dividends	—	—	4,087	49,385	—	—	144,351,280	1,743,798,539

Shares redeemed	(213)	(2,641)	(10,554)	(119,478)	(54,197,208)	(675,840,575)	(90,380,414)	(1,232,045,042)

Net increase (decrease)	(212)	$(2,633)	5,646	$103,427	(48,538,775)	$(605,807,248)	74,449,503	$793,432,951

591

	SA VCP Dynamic Strategy Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019		For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	59	$742	11,910	$169,491	3,523,156	$44,094,150	12,019,845	$163,472,738

Reinvested dividends	—	—	3,509	43,005	—	—	65,372,770	801,640,615

Shares redeemed	(149)	(1,876)	(9,961)	(113,584)	(28,692,262)	(361,735,188)	(52,396,208)	(712,316,471)

Net increase (decrease)	(90)	$(1,134)	5,458	$98,912	(25,169,106)	$(317,641,038)	24,996,407	$252,796,882

	SA VCP Index Allocation Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019		For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	—	$—	—	$—	6,462,507	$67,033,867	20,921,434	$220,647,446

Reinvested dividends	—	—	361	3,372	—	—	631,530	5,898,661

Shares redeemed	—	—	—	—	(334,414)	(3,453,032)	(901,786)	(8,619,033)

Net increase (decrease)	—	$—	361	$3,372	6,128,093	$63,580,835	20,651,178	$217,927,074

	SA WellsCap Aggressive Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019		For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	21,316	$473,594	996,474	$24,463,311	116	$2,590	3,143	$63,891

Reinvested dividends	—	—	595,856	12,113,752	—	—	21,515	428,588

Shares redeemed	(243,614)	(5,507,611)	(609,878)	(14,282,633)	(7,428)	(167,656)	(16,841)	(393,493)

Net increase (decrease)	(222,298)	$(5,034,017)	982,452	$22,294,430	(7,312)	$(165,066)	7,817	$98,986

	SA WellsCap Aggressive Growth Portfolio
	Class 3
	For the six months ended July 31, 2019 (unaudited)		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount

Shares sold	119,155	$2,665,945	203,773	$4,190,856

Reinvested dividends	—	—	206,143	4,040,393

Shares redeemed	(249,035)	(5,453,148)	(332,339)	(7,365,658)

Net increase (decrease)	(129,880)	$(2,787,203)	77,577	$865,591

*	Commencement of operations

Note 8.  Transactions with Affiliates

The following Portfolios incurred brokerage commissions with affiliated brokers for the period ended July 31, 2019:

Portfolio	National Financial Services LLC
SA Fidelity Institutional AM® International Growth	$2,331
SA Fidelity Institutional AM® Real Estate	9,963

592

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Mutual Funds (SunAmerica Series Trust, Anchor Series Trust and Seasons Series Trust) and securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. For the period ended July 31, 2019, transactions in these securities were as follows:

SA Global Index Allocation 60/40 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2019	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2019
SunAmerica Series Trust
SunAmerica Series Trust SA Emerging Market Equity Index, Class 1	$—	$—	$554,603	$401,726	$101,927	$(7,647)	$(10,069)	$836,686
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	—	—	3,863,638	3,119,731	226,167	10,007	304,459	7,071,668
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	2,210,272	1,788,544	128,653	4,805	115,842	3,990,810
SunAmerica Series Trust SA International Index Portfolio, Class 1	—	—	4,305,081	2,846,254	402,228	(26,633)	244,923	6,967,397
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	—	—	3,986,123	2,608,058	388,411	601	551,940	6,758,311
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	—	918,265	630,848	93,934	(5,603)	96,584	1,546,160
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	541,569	319,336	338,383	(42,822)	62,857	542,557

	$—	$—	$16,379,551	$11,714,497	$1,679,703	$(67,292)	$1,366,536	$27,713,589

†	Includes reinvestments of distributions paid.

SA Global Index Allocation 75/25 Portfolio

Security	Income	Capital Gain Distributions Received	Value at January 31, 2019	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2019
SunAmerica Series Trust
SunAmerica Series Trust SA Emerging Markets Equity Index, Class 1	$—	$—	$1,155,943	$528,219	$86,401	$(5,627)	$(23,218)	$1,568,916
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	—	—	2,801,598	1,881,644	86,100	861	207,983	4,805,986
SunAmerica Series Trust SA Fixed Income Intemediate Index Portfolio, Class 1	—	—	1,762,734	1,126,886	53,633	871	86,421	2,923,279
SunAmerica Series Trust SA International Index Portfolio, Class 1	—	—	6,618,484	2,763,278	501,208	(32,286)	338,505	9,186,773
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	—	—	6,204,651	2,571,461	405,179	(8,962)	782,784	9,144,755
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	—	1,508,041	659,254	92,334	(5,976)	142,779	2,211,764
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	1,180,389	462,196	454,922	(76,689)	128,733	1,239,707

	$—	$—	$21,231,840	$9,992,938	$1,679,777	$(127,808)	$1,663,987	$31,081,180

†	Includes reinvestments of distributions paid.

593

SA Global Index Allocation 90/10 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2019	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2019
SunAmerica Series Trust
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	$—	$—	$4,018,437	$2,034,408	$206,490	$(27,148)	$(74,299)	$5,744,908
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	—	—	3,055,855	3,791,174	9,900	106	269,444	7,106,679
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	1,805,941	2,310,406	5,852	96	105,687	4,216,278
SunAmerica Series Trust SA International Index Portfolio, Class 1	—	—	28,762,032	13,359,021	1,948,560	(165,592)	1,534,779	41,541,680
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	—	—	24,676,625	11,880,398	481,502	(9,794)	3,259,291	39,325,018
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	—	6,739,632	3,114,875	69,356	(5,549)	620,898	10,400,500
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	4,832,799	2,099,436	1,473,409	(239,256)	456,972	5,676,542

	$—	$—	$73,891,321	$38,589,718	$4,195,069	$(447,137)	$6,172,772	$114,011,605

†	Includes reinvestments of distributions paid.

SA Index Allocation 60/40 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2019	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at July 31, 2019
SunAmerica Series Trust
SunAmerica Series Trust SA Fixed
Income Index Portfolio, Class 1	$—	$—	$19,311,517	$7,933,807	$176,755	$(694)	$1,305,108	$28,372,983
SunAmerica Series Trust SA Fixed
Income Intermediate Index
Portfolio, Class 1	—	—	11,026,528	4,554,391	101,050	616	502,431	15,982,916
SunAmerica Series Trust SA
International Index Portfolio, Class 1	—	—	7,586,345	2,104,028	715,510	(47,069)	382,528	9,310,322
SunAmerica Series Trust SA Large
Cap Index Portfolio, Class 1	—	—	34,221,711	10,050,444	1,996,912	179,178	3,904,040	46,358,461
SunAmerica Series Trust SA Mid Cap
Index Portfolio, Class 1	—	—	4,625,423	1,438,535	239,830	12,625	385,908	6,222,661
SunAmerica Series Trust SA Small Cap
Index Portfolio, Class 1	—	—	5,421,618	1,496,706	1,644,119	(53,035)	295,857	5,517,027

	$—	$—	$82,193,142	$27,577,911	$4,874,176	$91,621	$6,775,872	$111,764,370

†	Includes reinvestments of distributions paid.

SA Index Allocation 80/20 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2019	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2019
SunAmerica Series Trust
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	$—	$—	$17,710,751	$8,496,173	$167,662	$(2,131)	$1,237,991	$27,275,122
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	10,077,640	4,906,956	95,266	457	473,254	15,363,041
SunAmerica Series Trust SA International Index Portfolio, Class 1	—	—	23,858,862	4,968,913	2,440,223	(107,148)	1,178,825	27,459,229
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	—	—	86,304,122	17,725,405	3,147,785	310,259	9,884,954	111,076,955
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	—	18,884,261	4,454,303	966,679	52,931	1,543,554	23,968,370
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	11,029,533	2,401,005	3,247,650	(56,523)	547,894	10,674,259

	$—	$—	$167,865,169	$42,952,755	$10,065,265	$197,845	$14,866,472	$215,816,976

†	Includes reinvestments of distributions paid.

594

SA Index Allocation 90/10 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2019	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2019
SunAmerica Series Trust
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	$—	$—	$21,100,149	$16,014,943	$329,370	$4,250	$1,576,879	$38,366,851
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	11,076,351	6,880,413	172,850	2,890	532,471	18,319,275
SunAmerica Series Trust SA International Index Portfolio, Class 1	—	—	88,077,986	15,865,179	12,337,607	(515,136)	4,383,366	95,473,788
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	—	—	258,302,909	49,405,060	7,945,575	836,856	29,627,857	330,227,107
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	—	50,999,937	10,602,967	2,155,054	134,590	4,125,392	63,707,832
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	29,958,897	5,831,138	8,723,676	(155,573)	1,473,192	28,383,978

	$—	$—	$459,516,229	$104,599,700	$31,664,132	$307,877	$41,719,157	$574,478,831

†	Includes reinvestments of distributions paid.

SA Large Cap Index Portfolio

Security	Income	Capital Gain Distributions Received	Value at January 31, 2019	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at July 31, 2019
American International Group, Inc. — Common Stock	$48,245	$—	$3,276,229	$18,191	$35,488	$(2,177)	$960,356	$4,217,111

SA Large Cap Value Index Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2019	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at July 31, 2019
American International Group, Inc. — Common Stock	$11,986	$—	$813,545	$6,868	$39,501	$(4,091)	$240,685	$1,017,506

SunAmerica Dynamic Allocation Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2019	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2019
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	$—	$—	$349,623,830	$—	$33,013,059	$(10,062,787)	$54,760,035	$361,308,019
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	116,536,396	—	6,325,021	101,932	1,283,250	111,596,557
SA Emerging Market Equity Index, Class 1	—	—	43,353,476	—	2,530,008	(188,008)	(524,927)	40,110,533
SA Federated Corporate Bond Portfolio, Class 1	—	—	376,934,512	—	23,740,066	(1,342,372)	29,069,155	380,921,229
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	—	—	—	184,150,000	4,049,342	85,216	6,850,686	187,036,560
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	—	—	27,979,840	—	1,518,005	(467,109)	2,705,340	28,700,066
SA Fixed Income Index Portfolio, Class 1	—	—	164,613,719	—	9,108,030	202,473	8,599,811	164,307,973
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	131,739,450	—	6,831,022	27,083	4,786,815	129,722,326
SA Franklin Small Company Value Portfolio, Class 1	—	—	89,764,845	—	5,060,017	(1,297,838)	4,935,922	88,342,912
SA Goldman Sachs Global Bond Portfolio, Class 1	—	—	38,902,411	—	2,024,007	(142,552)	1,513,567	38,249,419

595

SunAmerica Dynamic Allocation Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at January 31, 2019	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2019
SA International Index Portfolio, Class 1	$—	$—	$135,542,585	$—	$7,590,025	$506,739	$5,636,159	$134,095,458
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	109,642,558	—	6,325,021	(304,507)	16,569,146	119,582,176
SA Janus Focused Growth Portfolio, Class 1	—	—	85,412,050	—	5,060,017	729,327	12,297,823	93,379,183
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	55,019,307	—	19,729,842	4,156,658	(4,618,453)	34,827,670
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	394,557,079	—	24,505,070	2,902,414	39,348,126	412,302,549
SA JPMorgan Global Equities Portfolio, Class 1	—	—	263,556,499	—	77,530,379	4,692,296	410,644	191,129,060
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	570,166,738	—	42,360,099	876,326	30,485,030	559,167,995
SA JPMorgan Mid-Cap Growth Portfolio, Class 1	—	—	92,055,201	—	5,060,017	44,591	16,084,091	103,123,866
SA Large Cap Growth Index Portfolio, Class 1	—	—	136,499,291	—	8,602,028	874,931	16,324,520	145,096,714
SA Large Cap Index Portfolio, Class 1	—	—	1,026,869,009	—	56,925,187	18,464,057	92,693,292	1,081,101,171
SA Large Cap Value Index Portfolio, Class 1	—	—	139,651,183	—	7,590,025	313,532	12,170,553	144,545,243
SA Legg Mason BW Large Cap Value Portfolio, Class 1	—	—	244,488,678	—	13,915,046	(2,221,696)	19,265,242	247,617,178
SA MFS Blue Chip Growth Portfolio	—	—	360,146,073	—	20,240,066	4,807,005	34,914,280	379,627,292
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	321,864,337	—	22,710,058	3,693,588	40,185,671	343,033,538
SA Mid Cap Index Portfolio, Class 1	—	—	86,156,635	—	5,060,017	321,572	6,266,208	87,684,398
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	225,382,086	—	27,443,874	1,707,245	10,383,851	210,029,308
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	70,942,864	—	3,795,012	(268,731)	4,903,712	71,782,833
SA Small Cap Index Portfolio, Class 1	—	—	87,109,818	—	5,060,017	260,010	4,324,992	86,634,803
SA Templeton Foreign Value Portfolio, Class 1	—	—	181,070,849	3,500,000	10,120,033	(1,346,856)	(5,532,136)	167,571,824
SA WellsCap Aggressive Growth Portfolio, Class 1	—	—	44,341,429	—	2,530,008	686,070	10,004,431	52,501,922
Seasons Series Trust
SA Columbia Focused Value Portfolio, Class 1	—	—	178,631,885	—	10,120,033	1,751,194	8,592,211	178,855,257
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	665,866,268	—	43,420,116	393,903	35,821,156	658,661,211
SA Multi-Managed International Equity Portfolio, Class 1	—	—	217,952,881	—	42,362,706	(1,386,509)	9,758,655	183,962,321
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	196,470,889	—	11,132,036	267,959	27,352,691	212,959,503
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	342,395,722	—	18,975,062	511,709	29,358,245	353,290,614
SA Multi Managed Mid Cap Growth Portfolio, Class 1	—	—	90,766,308	—	5,060,017	843,916	13,458,856	100,009,063
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	133,532,759	—	7,590,025	(2,239,527)	11,798,423	135,501,630

596

SunAmerica Dynamic Allocation Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at January 31, 2019	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2019
SA Multi-Managed Small Cap Portfolio, Class 1	$—	$—	$89,737,801	$—	$5,060,017	$(115,740)	$5,369,996	$89,932,040
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	307,723,913	—	16,445,054	38,218	30,861,727	322,178,804
SA Wellington Real Return Portfolio, Class 1	—	—	208,616,113	—	11,132,036	(437,889)	8,188,027	205,234,215
Anchor Series Trust
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	298,213,276	—	29,439,052	6,615,177	36,586,201	311,975,602
SA Wellington Government and Quality Bond Portfolio, Class 1	—	—	495,097,863	—	26,565,087	(100,609)	22,474,894	490,907,061

	$—	$—	$9,194,928,426	$187,650,000	$693,651,659	$33,952,411	$715,717,918	$9,438,597,096

†	Includes reinvestments of distributions paid.

SA VCP Dynamic Strategy Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2019	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2019
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	$—	$—	$200,760,323	$—	$18,836,517	$(1,214,764)	$26,880,256	$207,589,298
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	80,737,104	—	4,649,102	(1,139,556)	3,257,642	78,206,088
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	40,363,973	—	2,125,304	34,910	445,481	38,719,060
SA Dogs of Wall Street Portfolio, Class 1	—	—	151,040,158	—	7,969,888	361,555	12,574,497	156,006,322
SA Emerging Markets Equity Index, Class 1	—	—	29,014,332	—	1,328,314	(100,728)	(382,248)	27,203,042
SA Federated Corporate Bond Portfolio, Class 1	—	—	133,250,253	—	10,040,067	(542,112)	10,313,470	132,981,544
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	—	—	—	72,885,000	1,693,851	34,297	2,668,100	73,893,546
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	—	—	28,143,098	—	1,328,315	(134,857)	2,392,801	29,072,727
SA Fixed Income Index Portfolio, Class 1	—	—	82,820,858	—	4,383,439	98,933	4,337,152	82,873,504
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	65,514,880	—	3,453,617	14,556	2,379,236	64,455,055
SA Franklin Small Company Value Portfolio, Class 1	—	—	34,117,129	—	1,992,473	(536,245)	1,916,160	33,504,571
SA Goldman Sachs Global Bond Portfolio, Class 1	—	—	50,426,974	—	2,656,629	(161,467)	1,939,012	49,547,890
SA International Index Portfolio, Class 1	—	—	69,627,273	—	3,984,944	264,482	2,888,984	68,795,795
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	23,399,929	—	1,328,314	(174,866)	3,648,286	25,545,035
SA Janus Focused Growth Portfolio, Class 1	—	—	131,537,604	—	7,305,731	603,366	19,492,794	144,328,033
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	23,040,198	—	7,792,468	(1,745,309)	1,634,461	15,136,882

597

SA VCP Dynamic Strategy Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at January 31, 2019	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2019
SA JPMorgan Equity-Income Portfolio, Class 1	$—	$—	$223,446,087	$—	$16,454,832	$1,885,272	$21,975,404	$230,851,931
SA JPMorgan Global Equities Portfolio, Class 1	—	—	118,833,352	—	27,624,033	792,332	1,843,379	93,845,030
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	250,469,799	—	13,283,147	35,637	13,827,575	251,049,864
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	59,656,537	—	3,320,787	529,842	9,920,712	66,786,304
SA Large Cap Growth Index Portfolio, Class 1	—	—	90,473,390	—	5,047,596	512,666	10,915,525	96,853,985
SA Large Cap Index Portfolio, Class 1	—	—	465,893,229	—	25,902,136	7,860,512	42,563,901	490,415,506
SA Large Cap Value Index Portfolio, Class 1	—	—	75,208,655	—	3,984,944	163,969	6,562,945	77,950,625
SA Legg Mason BW Large Cap Value Portfolio, Class 1	—	—	170,013,011	—	9,298,202	(2,781,032)	14,640,343	172,574,120
SA MFS Blue Chip Growth, Class 1	—	—	149,070,402	—	8,368,382	281,348	16,159,458	157,142,826
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	242,188,613	—	16,283,146	1,697,593	31,353,766	258,956,826
SA Mid Cap Index Portfolio, Class 1	—	—	46,953,201	—	2,656,629	167,658	3,424,286	47,888,516
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	37,663,538	—	1,992,472	(154,605)	2,209,061	37,725,522
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	—	—	240,075,322	—	13,283,146	3,160,152	28,004,895	257,957,223
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	30,167,959	—	1,593,978	(114,395)	2,085,829	30,545,415
SA Putnam International Growth and Income Portfolio, Class 1	—	—	83,425,706	—	4,649,101	29,607	2,193,862	81,000,074
SA Small Cap Index Portfolio, Class 1	—	—	46,260,646	—	2,656,629	135,034	2,298,818	46,037,869
SA Templeton Foreign Value Portfolio, Class 1	—	—	120,921,896	3,000,000	6,641,573	(1,086,829)	(3,524,573)	112,668,921
Seasons Series Trust
SA Columbia Focused Value Portfolio, Class 1	—	—	95,020,159	—	5,313,259	244,813	5,256,640	95,208,353
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	126,034,647	—	6,641,573	157,368	6,725,436	126,275,878
SA Multi-Managed International Equity Portfolio, Class 1	—	—	117,189,641	—	34,676,110	835,358	3,452,346	86,801,235
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	154,770,710	—	8,634,045	966,867	20,799,463	167,902,995
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	255,316,594	—	13,947,303	(1,671,258)	23,950,102	263,648,135
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	71,958,049	—	3,984,944	544,660	10,797,067	79,314,832
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	42,352,356	—	2,656,629	(944,631)	3,968,563	42,719,659
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	133,414,482	—	7,969,887	(468,294)	8,265,190	133,241,491

598

SA VCP Dynamic Strategy Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at January 31, 2019	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2019
SA Wellington Real Return Portfolio, Class 1	$—	$—	$75,450,868	$—	$3,984,944	$(151,875)	$2,957,209	$74,271,258
Anchor Series Trust
Anchor Series Trust SA Wellington Capital Appreciation Portfolio, Class 1	—	—	33,312,310	—	1,859,640	(143,595)	4,972,707	36,281,782
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	—	—	150,313,188	—	7,969,887	47,919	6,749,704	149,140,924

	$—	$—	$4,849,648,433	$75,885,000	$341,547,927	$8,194,288	$400,735,697	$4,992,915,491

†	Includes reinvestments of distributions paid.

SA VCP Index Allocation Portfolio

Security	Income	Capital Gain Distributions Received	Value at January 31, 2019	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2019
SunAmerica Series Trust
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	$—	$—	$30,714,090	$13,616,148	$106,916	$2,761	$2,125,242	$46,351,325
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	19,383,142	8,308,919	66,973	1,725	899,601	28,526,414
SunAmerica Series Trust SA International Index Portfolio, Class 1	—	—	22,297,681	5,892,500	3,257,270	(341,819)	1,324,154	25,915,246
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	—	—	86,220,306	25,329,020	3,617,898	19,277	10,474,640	118,425,345
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	—	15,079,247	4,679,110	698,051	(22,406)	1,333,922	20,371,822
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	11,696,315	3,350,678	3,103,534	(353,130)	902,775	12,493,104

	$—	$—	$185,390,781	$61,176,375	$10,850,642	$(693,592)	$17,060,334	$252,083,256

†	Includes reinvestments of distributions paid.

At July 31, 2019, the following affiliates owned outstanding shares of the following Portfolios:

	Portfolio
Holder	SA AB Growth	SA AB Small & Mid Cap Value	SA BlackRock VCP Global Multi Asset	SA Columbia Technology	SA DFA Ultra Short Bond	SA Dogs of Wall Street	SA Emerging Markets Equity Index	SA Federated Corporate Bond
USL	2.50%	4.01%	9.71%	5.89%	3.72%	2.53%	0.05%	3.20%
AGL	60.40%	80.36%	86.58%	92.48%	57.76%	53.65%	1.75%	59.77%
VALIC	0.11%	0.19%	3.71%	1.63%	0.24%	0.66%	0.02%	0.28%
Seasons Series Trust Allocation Balanced Portfolio	0.26%	—	—	—	0.40%	—	1.67%	0.61%
Seasons Series Trust Allocation Growth Portfolio	0.38%	—	—	—	0.09%	—	2.52%	0.22%
Seasons Series Trust Allocation Moderate Growth Portfolio	0.76%	—	—	—	0.55%	—	4.93%	0.65%
Seasons Series Trust Allocation Moderate Portfolio	0.43%	—	—	—	0.37%	—	2.85%	0.54%
SAST SunAmerica Dynamic Allocation Portfolio	22.24%	—	—	—	27.37%	—	45.82%	25.74%

599

	Portfolio
Holder	SA AB Growth	SA AB Small & Mid Cap Value	SA BlackRock VCP Global Multi Asset	SA Columbia Technology	SA DFA Ultra Short Bond	SA Dogs of Wall Street	SA Emerging Markets Equity Index	SA Federated Corporate Bond
SAST SunAmerica Dynamic Strategy Portfolio	12.78%	15.44%	—	—	9.50%	43.16%	31.08%	8.99%
SAST SunAmerica Index Allocation 60/40 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica Index Allocation 80/20 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica Index Allocation 90/10 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 60/40 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 75/25 Portfolio	—	—	—	—	—	—	0.96%	—
SAST SunAmerica Global Index Allocation 90/10 Portfolio	—	—	—	—	—	—	1.79%	—
SAST SunAmerica VCP Index Allocation Portfolio	—	—	—	—	—	—	6.56%	—

	Portfolio
Holder	SA Fidelity Institutional AM® International Growth	SA Fidelity Institutional AM® Real Estate	SA Fixed Income Index	SA Fixed Income Intermediate Index	SA Franklin Small Company Value	SA Global Index Allocation 60/40	SA Global Index Allocation 75/25	SA Global Index Allocation 90/10	SA Goldman Sachs Global Bond
USL	—	3.93%	0.32%	0.51%	2.85%	7.97%	5.39%	8.79%	5.53%
AGL	0.20%	74.50%	2.90%	4.06%	57.33%	88.87%	90.63%	88.99%	72.45%
VALIC	—	0.05%	0.20%	0.08%	0.14%	3.16%	3.98%	2.22%	0.54%
Seasons Series Trust Allocation Balanced Portfolio	1.01%	—	3.96%	1.89%	0.21%	—	—	—	—
Seasons Series Trust Allocation Growth Portfolio	1.33%	—	1.89%	0.45%	0.44%	—	—	—	—
Seasons Series Trust Allocation Moderate Growth Portfolio	2.78%	—	4.83%	2.02%	1.15%	—	—	—	—
Seasons Series Trust Allocation Moderate Portfolio	1.68%	—	4.04%	2.37%	0.35%	—	—	—	—
SAST SunAmerica Dynamic Allocation Portfolio	66.66%	10.69%	33.09%	40.54%	27.21%	—	—	—	9.36%
SAST SunAmerica Dynamic Strategy Portfolio	26.34%	10.83%	16.69%	20.15%	10.32%	—	—	—	12.12%
SAST SunAmerica Index Allocation 60/40 Portfolio	—	—	5.71%	5.00%	—	—	—	—	—
SAST SunAmerica Index Allocation 80/20 Portfolio	—	—	5.49%	4.80%	—	—	—	—	—
SAST SunAmerica Index Allocation 90/10 Portfolio	—	—	7.73%	5.73%	—	—	—	—	—
SAST SunAmerica Global Index Allocation 60/40 Portfolio	—	—	9.33%	8.92%	—	—	—	—	—
SAST SunAmerica Global Index Allocation 75/25 Portfolio	—	—	1.42%	1.25%	—	—	—	—	—
SAST SunAmerica Global Index Allocation 90/10 Portfolio	—	—	0.97%	0.91%	—	—	—	—	—
SAST SunAmerica VCP Index Allocation Portfolio	—	—	1.43%	1.32%	—	—	—	—	—

600

	Portfolio
Holder	SA Goldman Sachs Multi- Asset Insights	SA Index Allocation 60/40	SA Index Allocation 80/20	SA Index Allocation 90/10	SA International Index	SA Invesco Growth Opportunities	SA Invesco VCP Equity- Income	SA Janus Focused Growth
USL	7.49%	13.28%	14.24%	8.23%	0.04%	2.51%	10.49%	1.68%
AGL	90.29%	83.09%	81.78%	86.55%	0.47%	50.51%	88.05%	37.20%
VALIC	2.22%	3.63%	3.98%	5.22%	0.04%	0.05%	1.46%	0.14%
Seasons Series Trust Allocation Balanced Portfolio	—	—	—	—	0.34%	0.38%	—	0.30%
Seasons Series Trust Allocation Growth Portfolio	—	—	—	—	1.23%	0.59%	—	0.65%
Seasons Series Trust Allocation Moderate Growth Portfolio	—	—	—	—	2.29%	1.27%	—	1.20%
Seasons Series Trust Allocation Moderate Portfolio	—	—	—	—	0.39%	0.49%	—	0.56%
SAST SunAmerica Dynamic Allocation Portfolio	—	—	—	—	30.48%	36.42%	—	22.89%
SAST SunAmerica Dynamic Strategy Portfolio	—	—	—	—	15.64%	7.78%	—	35.38%
SAST SunAmerica Index Allocation 60/40 Portfolio	—	—	—	—	2.12%	—	—	—
SAST SunAmerica Index Allocation 80/20 Portfolio	—	—	—	—	6.24%	—	—	—
SAST SunAmerica Index Allocation 90/10 Portfolio	—	—	—	—	21.71%	—	—	—
SAST SunAmerica Global Index Allocation 60/40 Portfolio	—	—	—	—	5.89%	—	—	—
SAST SunAmerica Global Index Allocation 75/25 Portfolio	—	—	—	—	1.58%	—	—	—
SAST SunAmerica Global Index Allocation 90/10 Portfolio	—	—	—	—	2.09%	—	—	—
SAST SunAmerica VCP Index Allocation Portfolio	—	—	—	—	9.45%	—	—	—

	Portfolio
Holder	SA JPMorgan Diversified Balanced	SA JPMorgan Emerging Markets	SA JPMorgan Equity- Income	SA JPMorgan Global Equities	SA JPMorgan MFS Core Bond	SA JPMorgan Mid-Cap Growth	SA Large Cap Growth Index	SA Large Cap Index
USL	6.53%	3.39%	1.55%	0.85%	2.78%	2.71%	0.01%	0.04%
AGL	92.69%	68.94%	34.70%	21.18%	49.40%	53.15%	0.83%	1.31%
VALIC	0.78%	0.18%	0.14%	0.00%	0.24%	0.08%	0.08%	0.01%
Seasons Series Trust Allocation Balanced Portfolio	—	0.52%	0.51%	—	1.09%	0.41%	1.35%	0.34%
Seasons Series Trust Allocation Growth Portfolio	—	1.04%	0.83%	—	0.35%	0.66%	1.92%	0.57%
Seasons Series Trust Allocation Moderate Growth Portfolio	—	2.14%	1.69%	—	1.46%	1.38%	3.33%	1.29%
Seasons Series Trust Allocation Moderate Portfolio	—	1.04%	0.95%	—	1.14%	0.72%	1.78%	0.65%
SAST SunAmerica Dynamic Allocation Portfolio	—	15.86%	38.23%	52.29%	30.05%	24.82%	54.39%	46.38%
SAST SunAmerica Dynamic Strategy Portfolio	—	6.89%	21.40%	25.68%	13.49%	16.07%	36.31%	21.04%
SAST SunAmerica Index Allocation 60/40 Portfolio	—	—	—	—	—	—	—	1.99%
SAST SunAmerica Index Allocation 80/20 Portfolio	—	—	—	—	—	—	—	4.76%
SAST SunAmerica Index Allocation 90/10 Portfolio	—	—	—	—	—	—	—	14.17%
SAST SunAmerica Global Index Allocation 60/40 Portfolio	—	—	—	—	—	—	—	5.08%
SAST SunAmerica Global Index Allocation 75/25 Portfolio	—	—	—	—	—	—	—	0.29%
SAST SunAmerica Global Index Allocation 90/10 Portfolio	—	—	—	—	—	—	—	0.39%
SAST SunAmerica VCP Index Allocation Portfolio	—	—	—	—	—	—	—	1.69%

601

	Portfolio
Holder	SA Large Cap Value Index	SA Legg Mason BW Large Cap Value	SA Legg Mason Tactical Opportunities	SA MFS Blue Chip Growth	SA MFS Massachusetts	SA MFS Total Return	SA Mid Cap Index
USL	0.07%	2.45%	3.43%	1.04%	1.68%	3.05%	0.03%
AGL	1.14%	65.21%	96.03%	18.75%	40.27%	96.74%	1.76%
VALIC	0.06%	0.07%	0.54%	0.13%	0.14%	0.21%	0.16%
Seasons Series Trust Allocation Balanced Portfolio	1.43%	0.21%	—	0.72%	—	—	0.42%
Seasons Series Trust Allocation Growth Portfolio	1.96%	0.27%	—	1.07%	—	—	1.02%
Seasons Series Trust Allocation Moderate Growth Portfolio	3.26%	0.59%	—	2.34%	—	—	1.69%
Seasons Series Trust Allocation Moderate Portfolio	1.68%	0.44%	—	1.30%	—	—	0.79%
SAST SunAmerica Dynamic Allocation Portfolio	58.73%	18.13%	—	52.80%	33.00%	—	31.26%
SAST SunAmerica Dynamic Strategy Portfolio	31.67%	12.63%	—	21.85%	24.91%	—	17.07%
SAST SunAmerica Index Allocation 60/40 Portfolio	—	—	—	—	—	—	2.22%
SAST SunAmerica Index Allocation 80/20 Portfolio	—	—	—	—	—	—	8.55%
SAST SunAmerica Index Allocation 90/10 Portfolio	—	—	—	—	—	—	22.72%
SAST SunAmerica Global Index Allocation 60/40 Portfolio	—	—	—	—	—	—	7.26%
SAST SunAmerica Global Index Allocation 75/25 Portfolio	—	—	—	—	—	—	0.55%
SAST SunAmerica Global Index Allocation 90/10 Portfolio	—	—	—	—	—	—	0.79%
SAST SunAmerica VCP Index Allocation Portfolio	—	—	—	—	—	—	3.71%

	Portfolio
Holder	SA Morgan Stanley International Equities	SA Oppenheimer Main Street Large Cap	SA PIMCO VCP Tactical Balanced	SA PineBridge High-Yield	SA Putnam International Growth and Income	SA Schroders VCP Global Allocation	SA Small Cap Index	SA T. Rowe Price Asset Allocation Growth
USL	1.79%	1.27%	9.62%	2.63%	2.87%	10.50%	0.11%	6.00%
AGL	35.85%	30.86%	88.32%	60.72%	56.89%	86.64%	1.88%	93.21%
VALIC	0.19%	0.27%	2.06%	0.30%	0.03%	2.86%	0.13%	0.79%
Seasons Series Trust Allocation Balanced Portfolio	0.82%	1.04%	—	1.54%	0.74%	—	1.76%	—
Seasons Series Trust Allocation Growth Portfolio	1.22%	1.67%	—	0.51%	1.70%	—	2.34%	—
Seasons Series Trust Allocation Moderate Growth Portfolio	2.85%	3.25%	—	2.06%	2.67%	—	4.79%	—
Seasons Series Trust Allocation Moderate Portfolio	1.32%	1.92%	—	1.68%	1.15%	—	3.07%	—
SAST SunAmerica Dynamic Allocation Portfolio	47.44%	—	—	21.44%	—	—	37.75%	—
SAST SunAmerica Dynamic Strategy Portfolio	8.52%	59.72%	—	9.12%	33.95%	—	20.06%	—
SAST SunAmerica Index Allocation 60/40 Portfolio	—	—	—	—	—	—	2.40%	—
SAST SunAmerica Index Allocation 80/20 Portfolio	—	—	—	—	—	—	4.65%	—
SAST SunAmerica Index Allocation 90/10 Portfolio	—	—	—	—	—	—	12.37%	—
SAST SunAmerica Global Index Allocation 60/40 Portfolio	—	—	—	—	—	—	5.44%	—
SAST SunAmerica Global Index Allocation 75/25 Portfolio	—	—	—	—	—	—	0.24%	—
SAST SunAmerica Global Index Allocation 90/10 Portfolio	—	—	—	—	—	—	0.54%	—
SAST SunAmerica VCP Index Allocation Portfolio	—	—	—	—	—	—	2.47%	—

602

Portfolio
Holder	SA T. Rowe Price VCP Balanced	SA Templeton Foreign Value	SA VCP Dynamic Allocation	SA VCP Dynamic Strategy	SA VCP Index Allocation	SA WellCap Aggressive Growth
USL	8.39%	2.62%	8.06%	9.37%	9.64%	3.40%
AGL	89.57%	58.47%	91.32%	89.63%	85.83%	57.44%
VALIC	2.04%	0.08%	0.62%	1.00%	4.53%	0.33%
Seasons Series Trust Allocation Balanced Portfolio	—	—	—	—	—	—
Seasons Series Trust Allocation Growth Portfolio	—	—	—	—	—	—
Seasons Series Trust Allocation Moderate Growth Portfolio	—	—	—	—	—	—
Seasons Series Trust Allocation Moderate Portfolio	—	—	—	—	—	—
SAST SunAmerica Dynamic Allocation Portfolio	—	23.22%	—	—	—	38.83%
SAST SunAmerica Dynamic Strategy Portfolio	—	15.61%	—	—	—	—
SAST SunAmerica Index Allocation 60/40 Portfolio	—	—	—	—	—	—
SAST SunAmerica Index Allocation 80/20 Portfolio	—	—	—	—	—	—
SAST SunAmerica Index Allocation 90/10 Portfolio	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 60/40 Portfolio	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 75/25 Portfolio	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 90/10 Portfolio	—	—	—	—	—	—
SAST SunAmerica VCP Index Allocation Portfolio	—	—	—	—	—	—

The affiliated funds (SAST and Seasons Series Trust) do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the affiliated within the set limits across their asset allocations may represent a significant portion of net assets of the underlying funds.

Note 9.  Investment Concentration

Certain Portfolios invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the SA Emerging Markets Equity Index, SA Goldman Sachs Global Bond, SA International Index, SA JPMorgan Emerging Markets, SA Morgan Stanley International Equities, SA Putnam International Growth and Income and SA Templeton Foreign Value Portfolios.

The SA PineBridge High-Yield Bond Portfolio’s investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

Each Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the SA Fixed Income Index, SA Fixed Income Intermediate Index, SA JP Morgan Diversified Balanced, SA JPMorgan MFS Core Bond, SA MFS Total Return and SA PIMCO VCP Tactical Balanced Portfolios concentration in such investments, these funds may be subject to risks associated with the U.S. Government, its agencies or instrumentalities.

SA Fidelity Institutional AM® Real Estate Portfolio invests primarily in the real estate industry. A fund that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate and could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If a fund has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.

SA Columbia Technology Portfolio invests primarily in the technology sector. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the prices of securities in this sector have tended to be volatile. A fund that invests primarily in technology-related issuers bears an additional risk that economic events may affect a substantial portion of its investments. In addition, at times equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment and biotechnology, among others.

603

Note 10.  Line of Credit

The Trust has access to a $75 million committed unsecured line of credit and, along with certain other funds managed by the Adviser, a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Trust’s custodian. Interest is currently payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street’s discretionary bid rate on the uncommitted line of credit. The Trust, on behalf of each of the Portfolios, has paid State Street for its own account, such Portfolio’s ratable portion of an upfront fee in an amount equal to $25,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. For the period ended July 31, 2019, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
SA Columbia Technology	5	$193	$372,774	3.73%
SA Dogs of Wall Street	9	394	420,836	3.74
SA Federated Corporate Bond	5	2,127	4,140,000	3.70
SA Fidelity Institutional AM® Real Estate	1	520	5,000,000	3.74
SA Goldman Sachs Global Bond	2	799	3,957,500	3.63
SA Invesco Growth Opportunities	1	88	875,000	3.64
SA JPMorgan Diversified Balanced	1	237	2,325,000	3.67
SA JPMorgan Emerging Markets	45	11,784	2,555,649	3.70
SA JPMorgan Global Equities	11	12,925	11,475,000	3.69
SA JPMorgan MFS Core Bond	3	816	2,675,000	3.66
SA Large Cap Growth Index	97	2,742	274,824	3.71
SA Large Cap Value Index	69	1,458	207,051	3.71
SA MFS Blue Chip Growth	1	106	1,025,000	3.73
SA MFS Massachusetts Investors Trust	5	1,557	3,020,000	3.68
SA Small Cap Index	1	943	9,200,000	3.69

As of July 31, 2019, there were no outstanding borrowings:

Note 11.  Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended July 31, 2019, none of the Portfolios participated in this program.

Note 12.  Security Transactions with Affiliated Portfolios

The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board of Trustees. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the period ended July 31, 2019, the following Portfolios engaged in security transactions with affiliated Portfolios:

Portfolio	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)
SA Federated Corporate Bond	$1,363,358	$—	$—
SA Invesco Growth Opportunities	30,313	1,275,548	87,612
SA MFS Blue Chip Growth	2,664,065	19,395	10,561
SA MFS Massachusetts Investors Trust	233,849	2,550,956	(899,721)
SA MFS Total Return	393,148	153,037	(29,517)
SA Oppenheimer Main Street Large Cap	588,342	6,956,617	2,848,677
SA T. Rowe Price Asset Allocation Growth	4,777	4,480	(2,594)
SA T. Rowe Price VCP Balanced	44,426	40,367	(26,382)

604

Note 13.  Portfolio Mergers

Pursuant to an Agreement and Plan of Reorganization, all of the assets and liabilities of the SA MFS Telecom Utility Portfolio, a series of SunAmerica Series Trust, were transferred in a tax-free exchange to the SA Legg Mason BW Large Cap Value Portfolio, in exchange for shares of the SA Legg Mason BW Large Cap Value Portfolio. The reorganization was consummated on October 19, 2018. The acquiring portfolio acquired all of the assets and liabilities of the target Portfolio as shown in the table below.

Class 1 shares of the SA MFS Telecom Utility Portfolio were exchanged tax-free for Class 1 shares of the SA Legg Mason BW Large Cap Value Portfolio at an exchange ratio of 0.6345 to 1. Class 2 shares of the SA MFS Telecom Utility Portfolio were exchanged tax-free for Class 2 shares of the SA Legg Mason BW Large Cap Value Portfolio at an exchange ratio of 0.6369 to 1. Class 3 shares of the SA MFS Telecom Utility Portfolio were exchanged tax-free for Class 3 shares of the SA Legg Mason BW Large Cap Value Portfolio at an exchange ratio of 0.6375 to 1. Shares of the SA Legg Mason BW Large Cap Value Portfolio issued in connection with the acquisition of SA MFS Telecom Utility Portfolio were 1,965,633 with the value of $40,162,043. The assets in the investment portfolio of SA MFS Telecom Utility Portfolio with the value of $933,486 and identified cost of $875,765 as of the date of reorganization, were the principal assets acquired by the SA Legg Mason BW Large Cap Value Portfolio. For financial statement purposes, assets received and shares issued by SA Legg Mason BW Large Cap Value Portfolio were recorded at value; however, the cost basis of the investments received from the target portfolio were carried forward to align ongoing reporting of the SA Legg Mason BW Large Cap Value Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The following is a summary of the shares outstanding, net assets, net asset value per share and net unrealized appreciation depreciation) immediately before and after the reorganization:

	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
Target Portfolio
SA MFS Telecom Utility Portfolio				$57,721
Class 1	1,088,306	$14,152,231	$13.00
Class 2	129,391	1,689,873	13.06
Class 3	1,870,867	24,319,939	13.00

	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
Acquiring Portfolio SA Legg Mason BW Large Cap Value Portfolio				$242,590,213
Class 1	41,858,157	$857,838,274	$20.49
Class 2	2,219,068	45,504,203	20.51
Class 3	24,022,498	489,848,033	20.39

	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
Post Reorganization SA Legg Mason BW Large Cap Value Portfolio				$242,647,934
Class 1	42,548,714	$871,990,505	$20.49
Class 2	2,301,476	47,194,076	20.51
Class 3	25,215,165	514,167,972	20.39

Assuming the reorganization had been completed on February 1, 2018, the beginning of the annual reporting period for the acquiring portfolio, the unaudited pro forma results of operations for the period ended January 31, 2019, are as follows:

Net investment income (loss)	$25,977,777
Net realized/unrealized gains (losses)	(119,156,991)

Change in net assets results from operations	$(93,179,214)

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the target fund that have been included in the Statement of Operations since October 19, 2018.

Pursuant to an Agreement and Plan of Reorganization, all of the assets and liabilities of the SunAmerica Series Trust SA Boston Company Capital Growth Portfolio, SunAmerica Series Trust SA WellsCap Fundamental Growth, Anchor Series Trust SA Wellington Growth Portfolio, Anchor Series Trust SA Wellington Growth and Income Portfolio, Anchor Series Trust SA Wellington Natural Resource Portfolio and Season Series Trust SA Columbia Focused Growth Portfolio were transferred in a tax-free exchange to the SunAmerica Series Trust SA AB Growth Portfolio, in exchange for shares of SunAmerica Series Trust SA AB Growth Portfolio. The reorganization was consummated on October 19, 2018. The acquiring portfolio acquired all of the assets and liabilities of the target Portfolio as shown in the table below.

605

Class 1 shares of SunAmerica Series Trust SA Boston Company Capital Growth Portfolio were exchanged tax-free for Class 1 shares of the SunAmerica Series Trust SA AB Growth Portfolio at an exchange ratio of 0.2741 to 1. Class 2 shares of the SunAmerica Series Trust SA Boston Company Capital Portfolio were exchanged tax-free for Class 2 shares of the SunAmerica Series Trust SA AB Growth Portfolio at an exchange ratio of 0.2704 to 1. Class 3 shares of the of SunAmerica Series Trust SA Boston Company Capital Growth Portfolio were exchanged tax-free for Class 3 shares of SunAmerica Series Trust SA AB Growth Portfolio at an exchange ratio of 0.2698 to 1. Shares of SunAmerica Series Trust SA AB Growth Portfolio issued in connection with the acquisition of the SunAmerica Series Trust SA Boston Company Capital Growth Portfolio were 7,033,812 with the value of $296,635,733. The assets in the investment portfolio of the SunAmerica Series Trust SA Boston Company Capital Growth Portfolio with the value of $98,502,281 and identified cost of $76,183,190 as of the date of reorganization, were the principal assets acquired by the SunAmerica Series Trust SA AB Growth Portfolio. For financial statement purposes, assets received and shares issued by the SunAmerica Series Trust SA AB Growth Portfolio were recorded at value; however, the cost basis of the investments received from the target portfolio were carried forward to align ongoing reporting of the SunAmerica Series Trust SA AB Growth Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Class 1 shares of SunAmerica Series Trust SA WellsCap Fundamental Growth Portfolio were exchanged tax-free for Class 1 shares of the SunAmerica Series Trust SA AB Growth Portfolio at an exchange ratio of 0.3428 to 1. Class 2 shares of the SunAmerica Series Trust SA WellsCap Fundamental Growth Portfolio were exchanged tax-free for Class 2 shares of the SunAmerica Series Trust SA AB Growth Portfolio at an exchange ratio of 0.3278 to 1. Class 3 shares of the of SunAmerica Series Trust SA WellsCap Fundamental Growth Portfolio were exchanged tax-free for Class 3 shares of SunAmerica Series Trust SA AB Growth Portfolio at an exchange ratio of 0.3190 to 1. Shares of SunAmerica Series Trust SA AB Growth Portfolio issued in connection with the acquisition of the SunAmerica Series Trust SA WellsCap Fundamental Growth Portfolio were 2,940,740 with the value of $123,139,987. The assets in the investment portfolio of the SunAmerica Series Trust SA WellsCap Fundamental Growth Portfolio with the value of $36,028,261 and identified cost of $23,388,734 as of the date of reorganization, were the principal assets acquired by the SunAmerica Series Trust SA AB Growth Portfolio. For financial statement purposes, assets received and shares issued by the SunAmerica Series Trust SA AB Growth Portfolio were recorded at value; however, the cost basis of the investments received from the target portfolio were carried forward to align ongoing reporting of the SunAmerica Series Trust SA AB Growth Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Class 1 shares of Anchor Series Trust SA Wellington Growth Portfolio were exchanged tax-free for Class 1 shares of the SunAmerica Series Trust SA AB Growth Portfolio at an exchange ratio of 0.4644 to 1. Class 2 shares of the Anchor Series Trust SA Wellington Growth Portfolio were exchanged tax-free for Class 2 shares of the SunAmerica Series Trust SA AB Growth Portfolio at an exchange ratio of 0.4701 to 1. Class 3 shares of the Anchor Series Trust SA Wellington Growth Portfolio were exchanged tax-free for Class 3 shares of SunAmerica Series Trust SA AB Growth Portfolio at an exchange ratio of 0.4750 to 1. Shares of SunAmerica Series Trust SA AB Growth Portfolio issued in connection with the acquisition of the Anchor Series Trust SA Wellington Growth Portfolio were 6,297,157 with the value of $264,477,298. The assets in the investment portfolio of the Anchor Series Trust SA Wellington Growth Portfolio with the value of $38,652,275 and identified cost of $29,469,611 as of the date of reorganization, were the principal assets acquired by the SunAmerica Series Trust SA AB Growth Portfolio. For financial statement purposes, assets received and shares issued by the SunAmerica Series Trust SA AB Growth Portfolio were recorded at value; however, the cost basis of the investments received from the target portfolio were carried forward to align ongoing reporting of the SunAmerica Series Trust SA AB Growth Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Class 1 shares of Anchor Series Trust SA Wellington Growth and Income Portfolio were exchanged tax-free for Class 1 shares of the SunAmerica Series Trust SA AB Growth Portfolio at an exchange ratio of 0.2003 to 1. Shares of SunAmerica Series Trust SA AB Growth Portfolio issued in connection with the acquisition of the Anchor Series Trust SA Wellington Growth and Income Portfolio were 3,598,230 with the value of $152,305,457. The assets in the investment portfolio of the Anchor Series Trust SA Wellington Growth and Income Portfolio with the value of $31,391,295 and identified cost of $22,790,834 as of the date of reorganization, were the principal assets acquired by the SunAmerica Series Trust SA AB Growth Portfolio. For financial statement purposes, assets received and shares issued by the SunAmerica Series Trust SA AB Growth Portfolio were recorded at value; however, the cost basis of the investments received from the target portfolio were carried forward to align ongoing reporting of the SunAmerica Series Trust SA AB Growth Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Class 1 shares of Anchor Series Trust SA Wellington Natural Resource Portfolio were exchanged tax-free for Class 1 shares of the SunAmerica Series Trust SA AB Growth Portfolio at an exchange ratio of 0.4871 to 1. Class 2 shares of the Anchor Series Trust SA Wellington Natural Resource Portfolio were exchanged tax-free for Class 2 shares of the SunAmerica Series Trust SA AB Growth Portfolio at an exchange ratio of 0.4907 to 1. Class 3 shares of the Anchor Series Trust SA Wellington Natural Resource Portfolio were exchanged tax-free for Class 3 shares of SunAmerica Series Trust SA AB Growth Portfolio at an exchange ratio of 0.4951 to 1. Shares of SunAmerica Series Trust SA AB Growth Portfolio issued in connection with the acquisition of the Anchor Series Trust SA Natural Resource were 2,486,968 with the value of $103,763,966. The assets in the investment portfolio of the Anchor Series Trust SA Wellington Natural Resource Portfolio with the value of $0 and identified cost of $0 as of the date of reorganization, were the principal assets acquired by the SunAmerica Series Trust SA AB Growth Portfolio. For financial statement purposes, assets received and shares issued by the SunAmerica Series Trust SA AB Growth Portfolio were recorded at value; however, the cost basis of the investments received from the target portfolio were carried forward to align ongoing reporting of the SunAmerica Series Trust SA AB Growth Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

606

Class 1 shares of Seasons Series Trust SA Columbia Focused Growth Portfolio were exchanged tax-free for Class 1 shares of the SunAmerica Series Trust SA AB Growth Portfolio at an exchange ratio of 0.1732 to 1. Class 2 shares of the Seasons Series Trust SA Columbia Focused Growth Portfolio were exchanged tax-free for Class 2 shares of the SunAmerica Series Trust SA AB Growth Portfolio at an exchange ratio of 0.1624 to 1. Class 3 shares of the Seasons Series Trust SA Columbia Focused Growth Portfolio were exchanged tax-free for Class 3 shares of SunAmerica Series Trust SA AB Growth Portfolio at an exchange ratio of 0.1574 to 1. Shares of SunAmerica Series Trust SA AB Growth Portfolio issued in connection with the acquisition of the Seasons Series Trust SA Columbia Focused Growth Portfolio were 2,418,392 with the value of $101,718,583. The assets in the investment portfolio of the Seasons Series Trust SA Columbia Focused Growth Portfolio with the value of $33,364,175 and identified cost of $23,208,386 as of the date of reorganization, were the principal assets acquired by the SunAmerica Series Trust SA AB Growth Portfolio. For financial statement purposes, assets received and shares issued by the SunAmerica Series Trust SA AB Growth Portfolio were recorded at value; however, the cost basis of the investments received from the target portfolio were carried forward to align ongoing reporting of the SunAmerica Series Trust SA AB Growth Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The following is a summary of the shares outstanding, net assets, net asset value per share and net unrealized appreciation depreciation) immediately before and after the reorganization:

	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
Target Portfolio
SA Boston Company Capital Growth Portfolio				$22,319,091
Class 1	20,994,933	$243,554,132	$11.60
Class 2	162,257	1,842,685	11.36
Class 3	4,580,849	51,238,916	11.19

SA WellsCap Fundamental Growth Portfolio				$12,639,527
Class 1	3,977,112	$57,700,325	$14.51
Class 2	215,250	2,963,641	13.77
Class 3	4,723,452	62,476,021	13.23

Anchor Series Trust SA Wellington Growth Portfolio				$9,182,664
Class 1	7,905,193	$155,378,625	$19.66
Class 2	853,955	16,861,018	19.74
Class 3	4,684,355	92,237,655	19.69

Anchor Series Trust SA Wellington Growth and Income Portfolio				$8,600,461
Class 1	17,960,297	$152,305,457	$8.48

Anchor Series Trust SA Natural Resource Portfolio				$—
Class 1	1,357,249	$27,981,205	$20.62
Class 2	321,035	6,616,721	20.61
Class 3	3,370,036	69,166,040	20.52

Seasons Series Trust SA Columbia Focused Growth Portfolio				$10,155,789
Class 1	7,239,629	$53,076,557	$7.33
Class 2	4,142,947	28,255,829	6.82
Class 3	3,124,875	20,386,197	6.52

	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
Acquiring Portfolio
SunAmerica Series Trust SA AB Growth Portfolio				$97,703,392
Class 1	8,818,359	$373,262,433	$42.33
Class 2	514,611	21,615,191	42.00
Class 3	3,034,085	125,784,137	41.46

	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
Post Reorganization
SunAmerica Series Trust SA AB Growth Portfolio				$160,600,924
Class 1	25,119,584	$1,063,258,734	$42.33
Class 2	1,860,705	78,155,085	42.00
Class 3	10,162,065	421,288,966	41.46

607

Assuming the reorganization has been completed on February 1, 2018, the beginning of the annual reporting period for the acquiring portfolio, the unaudited pro forma results of operations for the period ended January 31, 2019, are as follows:

Net investment income (loss)	$5,605,720
Net realized/unrealized gains (losses)	155,279,856

Change in net assets results from operations	$160,885,576

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the target fund that have been included in the Statement of Operations since October 19, 2018.

608

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)	Portfolio turnover

SA AB Growth Portfolio — Class 1
01/31/15	$34.33	$0.08	$5.73	$5.81	$—	$—	$—	$—	$40.14	16.92%	$319,922	0.66%		0.20%	67%
01/31/16	40.14	0.09	2.11	2.20	(0.06)	—	(4.31)	(4.37)	37.97	5.24	352,893	0.65		0.21	65
01/31/17	37.97	0.04	5.15	5.19	(0.09)	—	(5.33)	(5.42)	37.74	14.06	362,019	0.66		0.10	54
01/31/18	37.74	0.03	13.10	13.13	(0.02)	—	(3.08)	(3.10)	47.77	35.78	491,203	0.65		0.06	53
01/31/19	47.77	0.01	1.74	1.75 (2)	(0.00)	—	(6.14)	(6.14)	43.38	4.03	1,054,212	0.64		0.03	56	(3)
07/31/19@	43.38	0.01	5.73	5.74	—	—	—	—	49.12	13.23	1,108,153	0.62	†	0.03 †	13

SA AB Growth Portfolio — Class 2
01/31/15	34.27	0.02	5.72	5.74	—	—	—	—	40.01	16.75	22,447	0.81		0.06	67
01/31/16	40.01	0.03	2.09	2.12	—	—	(4.31)	(4.31)	37.82	5.06	19,953	0.80		0.07	65
01/31/17	37.82	(0.02)	5.13	5.11	(0.02)	—	(5.33)	(5.35)	37.58	13.89	19,507	0.81		(0.05)	54
01/31/18	37.58	(0.03)	13.03	13.00	—	—	(3.08)	(3.08)	47.50	35.59	23,394	0.80		(0.08)	53
01/31/19	47.50	(0.05)	1.71	1.66 (2)	—	—	(6.14)	(6.14)	43.02	3.85	76,460	0.79		(0.12)	56	(3)
07/31/19@	43.02	(0.03)	5.70	5.67	—	—	—	—	48.69	13.18	78,901	0.77	†	(0.12)†	13

SA AB Growth Portfolio — Class 3
01/31/15	34.11	(0.01)	5.68	5.67	—	—	—	—	39.78	16.62	126,671	0.91		(0.04)	67
01/31/16	39.78	(0.01)	2.09	2.08	—	—	(4.31)	(4.31)	37.55	4.99	119,707	0.90		(0.03)	65
01/31/17	37.55	(0.06)	5.09	5.03	—	—	(5.33)	(5.33)	37.25	13.79	119,270	0.91		(0.15)	54
01/31/18	37.25	(0.08)	12.91	12.83	—	—	(3.08)	(3.08)	47.00	35.44	136,572	0.90		(0.18)	53
01/31/19	47.00	(0.09)	1.68	1.59 (2)	—	—	(6.14)	(6.14)	42.45	3.74	412,105	0.89		(0.22)	56	(3)
07/31/19@	42.45	(0.05)	5.62	5.57	—	—	—	—	48.02	13.12	427,133	0.87	†	(0.22)†	13

SA AB Small & Mid Cap Value Portfolio — Class 1
01/31/15	21.30	0.11	1.40	1.51	(0.20)	—	(3.50)	(3.70)	19.11	8.56	80,714	0.95		0.53	45
01/31/16	19.11	0.07	(1.44)	(1.37)	(0.12)	—	(2.82)	(2.94)	14.80	(8.83)	90,372	0.95		0.37	44
01/31/17	14.80	0.06	5.13	5.19	(0.07)	—	(0.87)	(0.94)	19.05	35.85	105,585	0.95		0.36	57
01/31/18	19.05	0.07	2.56	2.63	(0.08)	—	(1.86)	(1.94)	19.74	14.54	91,640	0.95		0.36	33
01/31/19	19.74	0.07	(1.69)	(1.62)	(0.15)	—	(4.10)	(4.25)	13.87	(7.91)	80,718	0.96		0.39	43
07/31/19@	13.87	0.05	0.32	0.37	—	—	—	—	14.24	2.67	78,230	0.97	†	0.75 †	17

SA AB Small & Mid Cap Value Portfolio — Class 2
01/31/15	21.27	0.10	1.37	1.47	(0.16)	—	(3.50)	(3.66)	19.08	8.36	16,166	1.10		0.42	45
01/31/16	19.08	0.04	(1.44)	(1.40)	(0.08)	—	(2.82)	(2.90)	14.78	(8.97)	12,967	1.10		0.22	44
01/31/17	14.78	0.04	5.12	5.16	(0.04)	—	(0.87)	(0.91)	19.03	35.67	14,727	1.10		0.21	57
01/31/18	19.03	0.04	2.56	2.60	(0.05)	—	(1.86)	(1.91)	19.72	14.37	14,443	1.10		0.21	33
01/31/19	19.72	0.04	(1.69)	(1.65)	(0.09)	—	(4.10)	(4.19)	13.88	(8.07)	11,091	1.11		0.23	43
07/31/19@	13.88	0.04	0.32	0.36	—	—	—	—	14.24	2.59	10,341	1.12	†	0.60 †	17

SA AB Small & Mid Cap Value Portfolio — Class 3
01/31/15	21.17	0.07	1.38	1.45	(0.14)	—	(3.50)	(3.64)	18.98	8.31	530,998	1.20		0.32	45
01/31/16	18.98	0.02	(1.44)	(1.42)	(0.06)	—	(2.82)	(2.88)	14.68	(9.11)	445,890	1.20		0.12	44
01/31/17	14.68	0.02	5.09	5.11	(0.02)	—	(0.87)	(0.89)	18.90	35.57	501,178	1.20		0.11	57
01/31/18	18.90	0.02	2.53	2.55	(0.03)	—	(1.86)	(1.89)	19.56	14.21	510,169	1.20		0.11	33
01/31/19	19.56	0.02	(1.67)	(1.65)	(0.06)	—	(4.10)	(4.16)	13.75	(8.18)	433,575	1.21		0.13	43
07/31/19@	13.75	0.03	0.32	0.35	—	—	—	—	14.10	2.55	413,874	1.22	†	0.50 †	17

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/15	1/16	1/17	1/18	1/19	7/19†@
SA AB Growth Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA AB Growth Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA AB Growth Class 3	0.00	0.00	0.00	0.00	0.00	0.00
SA AB Small & Mid-Cap Value Class 1	0.02	0.01	0.01	0.01	0.01	0.00
SA AB Small & Mid-Cap Value Class 2	0.02	0.01	0.01	0.01	0.01	0.00
SA AB Small & Mid-Cap Value Class 3	0.02	0.01	0.01	0.01	0.01	0.00
(2)	Includes the effect of a merger.
(3)	Excludes purchases/sales due to merger.

See Notes to Financial Statements

609

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA BlackRock VCP Global Multi Asset Portfolio — Class 1
09/26/16#- 01/31/17	$10.67	$0.01	$(0.01)	$0.00	$(0.01)	$—	$(0.09)	$(0.10)	$10.57	0.00%	$100	0.91	%†	0.21	%†	161%
01/31/18	10.57	0.07	1.36	1.43	(0.01)	—	(0.04)	(0.05)	11.95	13.51	120	0.91		0.62		160
01/31/19	11.95	0.11	(0.59)	(0.48)	(0.19)	—	(0.81)	(1.00)	10.47	(3.95)	121	0.91		0.96		166
07/31/19@	10.47	0.07	0.59	0.66	—	—	—	—	11.13	6.30 (2)	130	0.90	†	1.33	†	98

SA BlackRock VCP Global Multi Asset Portfolio — Class 3
01/25/16#-01/31/16	10.00	(0.00)	0.19	0.19	—	—	—	—	10.19	1.90	12,290	1.16	†	(0.15	)†	0
01/31/17	10.19	0.01	0.46	0.47	(0.01)	—	(0.09)	(0.10)	10.56	4.58	484,730	1.16		0.12		161
01/31/18	10.56	0.04	1.36	1.40	(0.00)	—	(0.04)	(0.04)	11.92	13.28	748,085	1.16		0.34		160
01/31/19	11.92	0.08	(0.59)	(0.51)	(0.12)	—	(0.81)	(0.93)	10.48	(4.24)	738,703	1.16		0.71		166
07/31/19@	10.48	0.06	0.59	0.65	—	—	—	—	11.13	6.20 (2)	783,086	1.15	†	1.08	†	98

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses							Net Investment Income (Loss)
Portfolio	1/16		1/17		1/18	1/19	7/19†@	1/16		1/17		1/18	1/19	7/19†@
SA BlackRock VCP Global Multi Asset Class 1	—%		0.98	%†	0.91%	0.91%	0.91%	—%		0.14	%†	0.62%	0.96%	1.32%
SA BlackRock VCP Global Multi Asset Class 3	12.00	†	1.28		1.16	1.16	1.16	(10.99	)†	0.00		0.34	0.71	1.07

(2)	The Portfolio’s performance figure was increased by 0.19% from gains on the disposal of investments in violation of investment restrictions (Note 4).

See Notes to Financial Statements

610

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)	Portfolio turnover

SA Columbia Technology Portfolio — Class 1
01/31/15	$3.67	$(0.02)	$0.90	$0.88	$—	$—	$—	$—	$4.55	23.98	%(3)	$11,742	1.12%		(0.40)%	88%
01/31/16	4.55	(0.01)	0.09	0.08	—	—	—	—	4.63	1.76		10,516	1.08		(0.20)	59
01/31/17	4.63	(0.01)	1.72	1.71	—	—	—	—	6.34	36.93	(3)	12,239	1.06		(0.22)	56
01/31/18	6.34	(0.01)	2.07	2.06	—	—	(0.93)	(0.93)	7.47	33.42		15,771	1.04		(0.22)	56
01/31/19	7.47	0.00	(0.19)	(0.19)	—	—	(1.00)	(1.00)	6.28	(2.36)		13,143	1.04		0.04	35
07/31/19@	6.28	0.00	1.24	1.24	—	—	—	—	7.52	19.75		15,153	1.04	†	0.12 †	5

SA Columbia Technology Portfolio — Class 2
01/31/15	3.61	(0.02)	0.88	0.86	—	—	—	—	4.47	23.82	(3)	3,261	1.27		(0.54)	88
01/31/16	4.47	(0.02)	0.09	0.07	—	—	—	—	4.54	1.57		3,258	1.23		(0.35)	59
01/31/17	4.54	(0.02)	1.68	1.66	—	—	—	—	6.20	36.56	(3)	3,975	1.21		(0.37)	56
01/31/18	6.20	(0.02)	2.02	2.00	—	—	(0.93)	(0.93)	7.27	33.21		5,043	1.20		(0.37)	56
01/31/19	7.27	(0.01)	(0.18)	(0.19)	—	—	(1.00)	(1.00)	6.08	(2.42)		4,454	1.19		(0.11)	35
07/31/19@	6.08	(0.00)	1.19	1.19	—	—	—	—	7.27	19.57		5,200	1.19	†	(0.03)†	5

SA Columbia Technology Portfolio — Class 3
01/31/15	3.57	(0.03)	0.87	0.84	—	—	—	—	4.41	23.53	(3)	33,661	1.38		(0.65)	88
01/31/16	4.41	(0.02)	0.09	0.07	—	—	—	—	4.48	1.59		36,051	1.33		(0.45)	59
01/31/17	4.48	(0.02)	1.66	1.64	—	—	—	—	6.12	36.61	(3)	43,656	1.31		(0.47)	56
01/31/18	6.12	(0.03)	1.99	1.96	—	—	(0.93)	(0.93)	7.15	32.98		55,756	1.30		(0.47)	56
01/31/19	7.15	(0.01)	(0.19)	(0.20)	—	—	(1.00)	(1.00)	5.95	(2.62)		51,259	1.29		(0.21)	35
07/31/19@	5.95	(0.00)	1.16	1.16	—	—	—	—	7.11	19.50		59,669	1.29	†	(0.12)†	5

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income (Loss)
Portfolio	1/15(2)	1/16(2)	1/17(2)	1/18(2)	1/19(2)	7/19†@(2)	1/15(2)	1/16(2)	1/17(2)	1/18(2)	1/19(2)	7/19†@(2)
SA Columbia Technology Class 1	1.22%	1.18%	1.16%	1.14%	1.14%	1.14%	(0.50)%	(0.30)%	(0.32)%	(0.32)%	(0.06)%	0.02%
SA Columbia Technology Class 2	1.37	1.33	1.31	1.30	1.29	1.29	(0.64)	(0.45)	(0.47)	(0.47)	(0.21)	(0.13)
SA Columbia Technology Class 3	1.48	1.43	1.41	1.40	1.39	1.39	(0.75)	(0.55)	(0.57)	(0.57)	(0.31)	(0.22)
(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/15	1/16	1/17	1/18	1/19	7/19†@
SA Columbia Technology Class 1	0.03%	0.03%	0.02%	0.02%	0.01%	0.01%
SA Columbia Technology Class 2	0.03	0.03	0.02	0.02	0.01	0.01
SA Columbia Technology Class 3	0.03	0.03	0.02	0.02	0.01	0.01
(3)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

611

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations		Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA DFA Ultra Short Bond Portfolio — Class 1
01/31/15	$10.58	$(0.03)	$0.01	$(0.02)		$—	$—	$—	$—	$10.56	(0.19)%	$72,581	0.45	%(1)	(0.28	)%(1)	—%
01/31/16	10.56	(0.02)	0.00	(0.02	)(2)	—	—	—	—	10.54	(0.19)	63,380	0.45	(1)	(0.19	)(1)	—
01/31/17	10.54	0.04	(0.04)	0.00		—	—	—	—	10.54	0.00	304,376	0.50	(1)	0.41	(1)	126
01/31/18	10.54	0.09	(0.04)	0.05		(0.03)	—	—	(0.03)	10.56	0.51	215,125	0.50		0.89		105
01/31/19	10.56	0.18	0.02	0.20		(0.12)	—	—	(0.12)	10.64	1.90	208,490	0.50		1.65		86
07/31/19@	10.64	0.11	0.02	0.13		—	—	—	—	10.77	1.22	197,110	0.50	†	2.01	†	91

SA DFA Ultra Short Bond Portfolio — Class 2
01/31/15	10.50	(0.04)	0.00	(0.04)		—	—	—	—	10.46	(0.38)	13,803	0.60	(1)	(0.43	)(1)	—
01/31/16	10.46	(0.04)	0.00	(0.04	)(2)	—	—	—	—	10.42	(0.38)	20,166	0.60	(1)	(0.34	)(1)	—
01/31/17	10.42	0.01	(0.02)	(0.01)		—	—	—	—	10.41	(0.10)	15,865	0.65	(1)	0.14	(1)	126
01/31/18	10.41	0.08	(0.04)	0.04		(0.01)	—	—	(0.01)	10.44	0.42	14,206	0.65		0.76		105
01/31/19	10.44	0.16	0.01	0.17		(0.10)	—	—	(0.10)	10.51	1.68	15,715	0.65		1.52		86
07/31/19@	10.51	0.10	0.02	0.12		—	—	—	—	10.63	1.14	15,025	0.65	†	1.86	†	91

SA DFA Ultra Short Bond Portfolio — Class 3
01/31/15	10.44	(0.05)	0.00	(0.05)		—	—	—	—	10.39	(0.48)	169,945	0.70	(1)	(0.53	)(1)	—
01/31/16	10.39	(0.04)	(0.01)	(0.05	)(2)	—	—	—	—	10.34	(0.48)	249,970	0.70	(1)	(0.44	)(1)	—
01/31/17	10.34	0.00	(0.02)	(0.02)		—	—	—	—	10.32	(0.19)	201,194	0.75	(1)	0.03	(1)	126
01/31/18	10.32	0.07	(0.04)	0.03		(0.00)	—	—	(0.00)	10.35	0.32	175,836	0.75		0.66		105
01/31/19	10.35	0.15	0.01	0.16		(0.09)	—	—	(0.09)	10.42	1.56	184,763	0.75		1.41		86
07/31/19@	10.42	0.09	0.03	0.12		—	—	—	—	10.54	1.15	191,114	0.75	†	1.76	†	91

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses			Net Investment Income (Loss)
Portfolio	1/15	1/16	1/17	1/15	1/16	1/17
SA DFA Ultra Short Bond Class 1	0.50%	0.53%	0.51%	(0.33)%	(0.27)%	0.40%
SA DFA Ultra Short Bond Class 2	0.65	0.67	0.67	(0.48)	(0.42)	0.11
SA DFA Ultra Short Bond Class 3	0.75	0.78	0.77	(0.58)	(0.51)	0.01

(2)	Includes the effect of a merger.

See Notes to Financial Statements

612

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Dogs of Wall Street Portfolio — Class 1
01/31/15	$12.29	$0.32	$1.11	$1.43	$(0.19)	$—	$(0.55)	$(0.74)	$12.98	11.84%	$156,928	0.66%		2.42%		46%
01/31/16	12.98	0.31	(0.00)	0.31	(0.26)	—	(0.91)	(1.17)	12.12	2.38	183,901	0.64		2.43		68
01/31/17	12.12	0.34	2.23	2.57	(0.31)	—	(0.72)	(1.03)	13.66	21.56	186,426	0.64		2.51		61
01/31/18	13.66	0.34	2.70	3.04	(0.35)	—	(1.21)	(1.56)	15.14	23.41	192,395	0.64		2.37		56
01/31/19	15.14	0.34	(0.02)	0.32	(0.37)	—	(1.76)	(2.13)	13.33	1.89	184,706	0.64		2.40		75
07/31/19@	13.33	0.17	0.99	1.16	—	—	—	—	14.49	8.70	190,855	0.64	†	2.43	†	35

SA Dogs of Wall Street Portfolio — Class 2
01/31/15	12.27	0.30	1.10	1.40	(0.17)	—	(0.55)	(0.72)	12.95	11.60	7,347	0.81		2.28		46
01/31/16	12.95	0.30	(0.00)	0.30	(0.24)	—	(0.91)	(1.15)	12.10	2.28	6,464	0.79		2.30		68
01/31/17	12.10	0.32	2.22	2.54	(0.29)	—	(0.72)	(1.01)	13.63	21.32	7,293	0.79		2.36		61
01/31/18	13.63	0.32	2.70	3.02	(0.33)	—	(1.21)	(1.54)	15.11	23.28	7,666	0.79		2.22		56
01/31/19	15.11	0.32	(0.02)	0.30	(0.35)	—	(1.76)	(2.11)	13.30	1.72	6,109	0.79		2.25		75
07/31/19@	13.30	0.16	0.99	1.15	—	—	—	—	14.45	8.65	6,009	0.79	†	2.28	†	35

SA Dogs of Wall Street Portfolio — Class 3
01/31/15	12.23	0.28	1.10	1.38	(0.17)	—	(0.55)	(0.72)	12.89	11.46	126,193	0.91		2.17		46
01/31/16	12.89	0.28	0.01	0.29	(0.23)	—	(0.91)	(1.14)	12.04	2.23	123,619	0.89		2.19		68
01/31/17	12.04	0.30	2.20	2.50	(0.28)	—	(0.72)	(1.00)	13.54	21.09	160,177	0.89		2.25		61
01/31/18	13.54	0.30	2.69	2.99	(0.32)	—	(1.21)	(1.53)	15.00	23.20	177,980	0.89		2.12		56
01/31/19	15.00	0.30	(0.02)	0.28	(0.33)	—	(1.76)	(2.09)	13.19	1.64	156,440	0.89		2.15		75
07/31/19@	13.19	0.15	0.98	1.13	—	—	—	—	14.32	8.57	162,695	0.89	†	2.18	†	35

SA Emerging Markets Equity Index Portfolio — Class 1
05/01/18#- 01/31/19	15.00	0.17	(0.94)	(0.77)	(0.17)	(0.01)	—	(0.18)	14.05	(5.01)	86,851	0.58	†(1)	1.64	†(1)	0
07/31/19@	14.05	0.16	(0.40)	(0.24)	—	—	—	—	13.81	(1.71)	85,942	0.58	†(1)	2.35	†(1)	11

SA Emerging Markets Equity Index Portfolio — Class 3
05/01/18#- 01/31/19	15.00	0.10	(0.90)	(0.80)	(0.15)	(0.01)	—	(0.16)	14.04	(5.24)	677	0.83	†(1)	1.07	†(1)	0
07/31/19@	14.04	0.17	(0.42)	(0.25)	—	—	—	—	13.79	(1.78)	1,590	0.83	†(1)	2.62	†(1)	11

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived fees and assumed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses			Net Investment Income (Loss)
Portfolio	1/19		7/19†@	1/19		7/19†@
SA Emerging Markets Equity Index Class 1	0.86	%†	0.89%	1.36	%†	2.04%
SA Emerging Markets Equity Index Class 3	1.28	†	1.15	0.63	†	2.30

See Notes to Financial Statements

613

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Federated Corporate Bond Portfolio — Class 1
01/31/15	$13.49	$0.59	$0.27	$0.86	$(0.50)	$—	$(0.04)	$(0.54)	$13.81	6.47%	$831,572	0.55%		4.31%		12%
01/31/16	13.81	0.57	(1.02)	(0.45)	(0.53)	—	(0.04)	(0.57)	12.79	(3.32)	962,298	0.54		4.27		18
01/31/17	12.79	0.58	0.66	1.24	(0.64)	—	—	(0.64)	13.39	9.67	720,862	0.54		4.23		22
01/31/18	13.39	0.55	0.16	0.71	(0.63)	—	(0.06)	(0.69)	13.41	5.30	695,388	0.54		4.01		17
01/31/19	13.41	0.54	(0.48)	0.06	(0.57)	—	(0.10)	(0.67)	12.80	0.62	651,912	0.55		4.15		11
07/31/19@	12.80	0.27	0.70	0.97	—	—	—	—	13.77	7.58	642,015	0.55	†	4.12	†	6

SA Federated Corporate Bond Portfolio — Class 2
01/31/15	13.47	0.58	0.26	0.84	(0.48)	—	(0.04)	(0.52)	13.79	6.29	28,786	0.70		4.19		12
01/31/16	13.79	0.56	(1.02)	(0.46)	(0.51)	—	(0.04)	(0.55)	12.78	(3.43)	24,136	0.69		4.12		18
01/31/17	12.78	0.55	0.67	1.22	(0.62)	—	—	(0.62)	13.38	9.50	23,588	0.69		4.06		22
01/31/18	13.38	0.53	0.15	0.68	(0.60)	—	(0.06)	(0.66)	13.40	5.12	21,287	0.69		3.86		17
01/31/19	13.40	0.52	(0.48)	0.04	(0.55)	—	(0.10)	(0.65)	12.79	0.43	17,852	0.70		4.00		11
07/31/19@	12.79	0.26	0.70	0.96	—	—	—	—	13.75	7.51	18,328	0.70	†	3.97	†	6

SA Federated Corporate Bond Portfolio — Class 3
01/31/15	13.41	0.56	0.26	0.82	(0.47)	—	(0.04)	(0.51)	13.72	6.17	900,946	0.80		4.08		12
01/31/16	13.72	0.54	(1.02)	(0.48)	(0.49)	—	(0.04)	(0.53)	12.71	(3.54)	819,716	0.79		4.02		18
01/31/17	12.71	0.53	0.67	1.20	(0.60)	—	—	(0.60)	13.31	9.45	886,503	0.79		3.96		22
01/31/18	13.31	0.51	0.15	0.66	(0.59)	—	(0.06)	(0.65)	13.32	5.01	904,313	0.79		3.76		17
01/31/19	13.32	0.51	(0.48)	0.03	(0.54)	—	(0.10)	(0.64)	12.71	0.34	773,634	0.80		3.90		11
07/31/19@	12.71	0.25	0.70	0.95	—	—	—	—	13.66	7.47	812,725	0.80	†	3.87	†	6

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited

See Notes to Financial Statements

614

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Fidelity Institutional AM® International Growth Portfolio — Class 1
05/01/19#- 07/31/19@	$15.00	$0.02	$0.43	$0.45	$—	$—	$—	$—	$15.45	3.00%	$280,073	0.88	%†(2)	0.58	%†(2)	24%

SA Fidelity Institutional AM® International Growth Portfolio — Class 3
05/01/19#- 07/31/19@	15.00	0.01	0.44	0.45	—	—	—	—	15.45	3.00	442	1.13	†(2)	0.20	†(2)	24

SA Fidelity Institutional AM® Real Estate Portfolio — Class 1
01/31/15	14.67	0.29	4.32	4.61	(0.23)	—	(1.37)	(1.60)	17.68	33.52	219,872	0.81	(1)	1.83	(1)	79
01/31/16	17.68	0.33	(1.71)	(1.38)	(0.30)	—	(1.56)	(1.86)	14.44	(7.86)	197,728	0.80	(1)	2.09	(1)	75
01/31/17	14.44	0.37	1.39	1.76	(0.37)	—	(0.79)	(1.16)	15.04	12.01	177,817	0.80	(1)	2.36	(1)	77
01/31/18	15.04	0.28	0.03	0.31	(0.45)	—	(2.12)	(2.57)	12.78	1.71	84,195	0.81	(1)	1.81	(1)	47
01/31/19	12.78	0.27	0.80	1.07	(0.33)	—	(0.91)	(1.24)	12.61	8.66	81,478	0.82	(1)	2.14	(1)	53
07/31/19@	12.61	0.19	0.84	1.03	—	—	—	—	13.64	8.17	83,069	0.82	†(1)	2.84	†(1)	20

SA Fidelity Institutional AM® Real Estate Portfolio — Class 2
01/31/15	14.63	0.27	4.30	4.57	(0.20)	—	(1.37)	(1.57)	17.63	33.32	8,962	0.96	(1)	1.64	(1)	79
01/31/16	17.63	0.31	(1.71)	(1.40)	(0.27)	—	(1.56)	(1.83)	14.40	(7.99)	6,760	0.95	(1)	1.93	(1)	75
01/31/17	14.40	0.33	1.41	1.74	(0.35)	—	(0.79)	(1.14)	15.00	11.87	6,379	0.95	(1)	2.13	(1)	77
01/31/18	15.00	0.25	0.03	0.28	(0.42)	—	(2.12)	(2.54)	12.74	1.51	5,208	0.96	(1)	1.66	(1)	47
01/31/19	12.74	0.25	0.80	1.05	(0.30)	—	(0.91)	(1.21)	12.58	8.57	4,777	0.97	(1)	1.99	(1)	53
07/31/19@	12.58	0.18	0.83	1.01	—	—	—	—	13.59	8.03	4,868	0.97	†(1)	2.70	†(1)	20

SA Fidelity Institutional AMSM Real Estate Portfolio — Class 3
01/31/15	14.57	0.25	4.27	4.52	(0.18)	—	(1.37)	(1.55)	17.54	33.12	277,581	1.06	(1)	1.56	(1)	79
01/31/16	17.54	0.29	(1.70)	(1.41)	(0.25)	—	(1.56)	(1.81)	14.32	(8.08)	219,487	1.05	(1)	1.84	(1)	75
01/31/17	14.32	0.31	1.40	1.71	(0.33)	—	(0.79)	(1.12)	14.91	11.72	217,992	1.05	(1)	2.01	(1)	77
01/31/18	14.91	0.23	0.04	0.27	(0.41)	—	(2.12)	(2.53)	12.65	1.44	202,667	1.06	(1)	1.56	(1)	47
01/31/19	12.65	0.24	0.79	1.03	(0.29)	—	(0.91)	(1.20)	12.48	8.43	184,382	1.07	(1)	1.89	(1)	53
07/31/19@	12.48	0.17	0.83	1.00	—	—	—	—	13.48	8.01	178,366	1.07	†(1)	2.61	†(1)	20

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/15	1/16	1/17	1/18	1/19	7/19†@
SA Fidelity Institutional AM® Real Estate Class 1	0.00%	0.01%	0.00%	0.00%	0.00%	0.00%
SA Fidelity Institutional AM® Real Estate Class 2	0.00	0.01	0.00	0.00	0.00	0.00
SA Fidelity Institutional AM® Real Estate Class 3	0.00	0.01	0.00	0.00	0.00	0.00

(2)	During the below stated periods, the investment adviser either waived fees and assumed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses	Net Investment Income (Loss)
Portfolio	07/19†@	07/19†@
SA Fidelity Institutional AM® International Growth Class 1 . .. . . . . . . . . . . .. . . .	0.95%	0.51%
SA Fidelity Institutional AM® International Growth Class 3 . . . . . . .. . . . . . . . .	2.09	(0.76)

See Notes to Financial Statements

615

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA Fixed Income Index Portfolio — Class 1
02/06/17#- 01/31/18	$10.00	$0.20	$(0.05)	$0.15	$—	$—	$—	$—	$10.15	1.50%	$303,097	0.34	%†	2.03	%†	19%
01/31/19	10.15	0.23	(0.07)	0.16	(0.33)	—	—	(0.33)	9.98	1.66 (2)	413,644	0.34		2.35		12
07/31/19@	9.98	0.12	0.43	0.55	—	—	—	—	10.53	5.51	479,858	0.34	†	2.47	†	3

SA Fixed Income Index Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.16	(0.04)	0.12	—	—	—	—	10.12	1.20	1,474	0.59	†	1.79	†	19
01/31/19	10.12	0.20	(0.06)	0.14	(0.29)	—	—	(0.29)	9.97	1.41 (2)	9,569	0.59		2.12		12
07/31/19@	9.97	0.11	0.44	0.55	—	—	—	—	10.52	5.52	16,928	0.59	†	2.21	†	3

SA Fixed Income Intermediate Index Portfolio — Class 1
10/06/17#- 01/31/18	10.00	0.05	(0.19)	(0.14)	—	—	—	—	9.86	(1.40)	238,098	0.34	†	1.58	†	8
01/31/19	9.86	0.20	0.03	0.23	(0.23)	—	—	(0.23)	9.86	2.32	275,675	0.34		2.01		23
07/31/19@	9.86	0.11	0.26	0.37	—	—	—	—	10.23	3.75	305,070	0.34	†	2.13	†	8

SA Fixed Income Intermediate Index Portfolio — Class 3
10/06/17#- 01/31/18	10.00	0.04	(0.18)	(0.14)	—	—	—	—	9.86	(1.40)	1,412	0.59	†	1.37	†	8
01/31/19	9.86	0.17	0.03	0.20	(0.20)	—	—	(0.20)	9.86	2.03	10,426	0.59		1.80		23
07/31/19@	9.86	0.09	0.26	0.35	—	—	—	—	10.21	3.55	14,859	0.59	†	1.88	†	8

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived fees and assumed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses			Net Investment Income (Loss)
Portfolio	1/18†	1/19	7/19†@	1/18†	1/19	7/19†@
SA Fixed Income Index Class 1	0.37%	0.38%	0.37%	1.99%	2.31%	2.44%
SA Fixed Income Index Class 3	0.69	0.63	0.62	1.70	2.08	2.18
SA Fixed Income Intermediate Index Class 1	0.43	0.39	0.37	1.49	1.96	2.10
SA Fixed Income Intermediate Index Class 3	1.34	0.65	0.62	0.62	1.74	1.85

(2)	The Portfolio’s performance figure was increased by less than 0.01% from payment by an affiliate.

See Notes to Financial Statements

616

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA Franklin Small Company Value Portfolio — Class 1
01/31/15	$24.56	$0.08	$(0.29)	$(0.21)	$(0.08)	$—	$(0.82)	$(0.90)	$23.45	(0.69)%	$260,770	1.00%		0.32%		22%
01/31/16	23.45	0.14	(1.56)	(1.42)	(0.08)	—	(1.72)	(1.80)	20.23	(6.66)	235,150	0.99		0.60		41
01/31/17	20.23	0.12	7.18	7.30	(0.17)	—	(2.60)	(2.77)	24.76	37.51	212,319	0.99		0.52		27
01/31/18	24.76	0.24	2.22	2.46	(0.16)	—	(3.15)	(3.31)	23.91	10.66	149,189	0.99	(1)	0.96	(1)	31
01/31/19	23.91	0.19	(1.36)	(1.17)	(0.24)	—	(3.28)	(3.52)	19.22	(5.24)	133,394	0.97	(1)	0.84	(1)	57
07/31/19@	19.22	0.11	0.69	0.80	—	—	—	—	20.02	4.16	131,493	0.97	†(1)	1.12	†(1)	23

SA Franklin Small Company Value Portfolio — Class 3
01/31/15	24.38	0.02	(0.28)	(0.26)	(0.02)	—	(0.82)	(0.84)	23.28	(0.93)	230,544	1.25		0.08		22
01/31/16	23.28	0.08	(1.55)	(1.47)	(0.01)	—	(1.72)	(1.73)	20.08	(6.88)	203,532	1.24		0.35		41
01/31/17	20.08	0.06	7.12	7.18	(0.11)	—	(2.60)	(2.71)	24.55	37.12	225,663	1.24		0.26		27
01/31/18	24.55	0.15	2.23	2.38	(0.10)	—	(3.15)	(3.25)	23.68	10.38	223,129	1.24	(1)	0.63	(1)	31
01/31/19	23.68	0.13	(1.33)	(1.20)	(0.17)	—	(3.28)	(3.45)	19.03	(5.39)	194,190	1.21	(1)	0.59	(1)	57
07/31/19@	19.03	0.08	0.68	0.76	—	—	—	—	19.79	3.99	190,911	1.22	†(1)	0.87	†(1)	23

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived fees and assumed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses			Net Investment Income (Loss)
Portfolio	1/18	1/19	7/19†@	1/18	1/19	7/19†@
SA Franklin Small Company Value Class 1	1.00%	1.02%	1.02%	0.94%	0.79%	1.07%
SA Franklin Small Company Value Class 3	1.25	1.26	1.27	0.62	0.54	0.82

See Notes to Financial Statements

617

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA Global Index Allocation 60/40 Portfolio — Class 1
05/01/18#- 01/31/19	$15.00	$0.25	$(0.39)	$(0.14)	$(0.44)	$—	$(0.00)	$(0.44)	$14.42	(0.73)%	$99	0.18	%†	2.35	%†	24%
07/31/19@	14.42	(0.01)	0.89	0.88	—	—	—	—	15.30	6.10	105	0.18	†	(0.18	)†	7

SA Global Index Allocation 60/40 Portfolio — Class 3
05/01/18#- 01/31/19	15.00	0.51	(0.68)	(0.17)	(0.39)	—	(0.00)	(0.39)	14.44	(0.94)	16,244	0.43	†	5.14	†	24
07/31/19@	14.44	(0.03)	0.89	0.86	—	—	—	—	15.30	5.96	27,563	0.43	†	(0.43	)†	7

SA Global Index Allocation 75/25 Portfolio — Class 1
05/01/18#- 01/31/19	15.00	0.33	(0.62)	(0.29)	(0.42)	—	(0.01)	(0.43)	14.28	(1.72)	114	0.18	†	2.97	†	24
07/31/19@	14.28	(0.01)	0.91	0.90	—	—	—	—	15.18	6.30	152	0.18	†	(0.18	)†	6

SA Global Index Allocation 75/25 Portfolio — Class 3
05/01/18#- 01/31/19	15.00	0.51	(0.81)	(0.30)	(0.38)	—	(0.01)	(0.39)	14.31	(1.86)	21,080	0.43	†	5.20	†	24
07/31/19@	14.31	(0.03)	0.91	0.88	—	—	—	—	15.19	6.15	30,883	0.43	†	(0.43	)†	6

SA Global Index Allocation 90/10 Portfolio — Class 1
05/01/18#- 01/31/19	15.00	0.30	(0.77)	(0.47)	(0.42)	—	(0.00)	(0.42)	14.11	(2.87)	114	0.18	†	2.73	†	11
07/31/19@	14.11	(0.01)	0.94	0.93	—	—	—	—	15.04	6.59	582	0.18	†	(0.18	)†	4

SA Global Index Allocation 90/10 Portfolio — Class 3
05/01/18#- 01/31/19	15.00	0.44	(0.93)	(0.49)	(0.37)	—	(0.00)	(0.37)	14.14	(3.01)	73,727	0.43	†	4.53	†	11
07/31/19@	14.14	(0.03)	0.94	0.91	—	—	—	—	15.05	6.44	113,353	0.43	†	(0.43	)†	4

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses		Net Investment Income (Loss)
Portfolio	1/19†	7/19†@	1/19†	7/19†@
SA Global Index Allocation 60/40 Class 1	2.14%	0.42%	0.39%	(0.42)%
SA Global Index Allocation 60/40 Class 3	1.41	0.66	4.16	(0.66)
SA Global Index Allocation 75/25 Class 1	2.26	0.37	0.89	(0.37)
SA Global Index Allocation 75/25 Class 3	1.23	0.62	4.40	(0.62)
SA Global Index Allocation 90/10 Class 1	0.92	0.18	1.99	(0.18)
SA Global Index Allocation 90/10 Class 3	0.60	0.44	4.35	(0.42)

See Notes to Financial Statements

618

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Goldman Sachs Global Bond Portfolio — Class 1
01/31/15	$11.27	$0.14	$(0.38)	$(0.24)	$—	$—	$—	$—	$11.03	(2.13)%	$189,565	0.70%		1.25%		69%
01/31/16	11.03	0.11	(0.25)	(0.14)	—	—	(0.05)	(0.05)	10.84	(1.28)	224,593	0.69		0.99		99
01/31/17	10.84	0.08	0.03	0.11	(0.03)	—	—	(0.03)	10.92	1.03	178,675	0.68		0.71		115
01/31/18	10.92	0.11	0.70	0.81	(0.34)	—	—	(0.34)	11.39	7.53	133,158	0.71		0.93		125
01/31/19	11.39	0.09	(0.37)	(0.28)	(0.43)	—	—	(0.43)	10.68	(2.27)	118,671	0.75		0.87		135
07/31/19@	10.68	0.06	0.33	0.39	—	—	—	—	11.07	3.65	116,470	0.76	†	1.17	†	124

SA Goldman Sachs Global Bond Portfolio — Class 2
01/31/15	11.20	0.13	(0.38)	(0.25)	—	—	—	—	10.95	(2.23)	8,839	0.85		1.12		69
01/31/16	10.95	0.09	(0.25)	(0.16)	—	—	(0.05)	(0.05)	10.74	(1.48)	7,169	0.84		0.85		99
01/31/17	10.74	0.06	0.03	0.09	(0.01)	—	—	(0.01)	10.82	0.87	6,249	0.83		0.57		115
01/31/18	10.82	0.09	0.69	0.78	(0.32)	—	—	(0.32)	11.28	7.31	6,084	0.86		0.78		125
01/31/19	11.28	0.08	(0.37)	(0.29)	(0.41)	—	—	(0.41)	10.58	(2.37)	5,336	0.90		0.72		135
07/31/19@	10.58	0.05	0.33	0.38	—	—	—	—	10.96	3.59	5,320	0.91	†	1.02	†	124

SA Goldman Sachs Global Bond Portfolio — Class 3
01/31/15	11.13	0.11	(0.38)	(0.27)	—	—	—	—	10.86	(2.43)	274,670	0.95		1.01		69
01/31/16	10.86	0.08	(0.24)	(0.16)	—	—	(0.05)	(0.05)	10.65	(1.49)	262,904	0.94		0.75		99
01/31/17	10.65	0.05	0.03	0.08	(0.01)	—	—	(0.01)	10.72	0.73	298,933	0.93		0.46		115
01/31/18	10.72	0.07	0.69	0.76	(0.31)	—	—	(0.31)	11.17	7.23	315,873	0.96		0.68		125
01/31/19	11.17	0.07	(0.37)	(0.30)	(0.40)	—	—	(0.40)	10.47	(2.48)	269,700	1.00		0.62		135
07/31/19@	10.47	0.05	0.32	0.37	—	—	—	—	10.84	3.53	281,060	1.01	†	0.92	†	124

SA Goldman Sachs Multi-Asset Insights Portfolio — Class 1
10/06/17#- 01/31/18	10.00	0.02	0.60	0.62	(0.03)	—	(0.03)	(0.06)	10.56	6.23	108	0.81	†(1)	0.64	†(1)	46
01/31/19	10.56	0.10	(0.60)	(0.50)	(0.12)	—	(0.10)	(0.22)	9.84	(4.60)	108	0.81	(1)	0.96	(1)	167
07/31/19@	9.84	0.08	0.50	0.58	—	—	—	—	10.42	5.89	114	0.81	†(1)	1.66	†(1)	70

SA Goldman Sachs Multi-Asset Insights Portfolio — Class 3
10/06/17#- 01/31/18	10.00	0.01	0.60	0.61	(0.02)	—	(0.03)	(0.05)	10.56	6.17	11,601	1.06	†(1)	0.41	†(1)	46
01/31/19	10.56	0.07	(0.59)	(0.52)	(0.10)	—	(0.10)	(0.20)	9.84	(4.86)	21,985	1.06	(1)	0.72	(1)	167
07/31/19@	9.84	0.07	0.50	0.57	—	—	—	—	10.41	5.79	28,586	1.06	†(1)	1.39	†(1)	70

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived fees and assumed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses			Net Investment Income (Loss)
Portfolio	1/18†	1/19	7/19†@	1/18†	1/19	7/19†@
SA Goldman Sachs Multi-Asset Insights Class 1	2.90%	1.42%	1.00%	(1.45)%	0.35%	1.47%
SA Goldman Sachs Multi-Asset Insights Class 3	3.16	1.62	1.25	(1.69)	0.16	1.19

See Notes to Financial Statements

619

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Index Allocation 60/40 Portfolio — Class 1
02/06/17#- 01/31/18	$10.00	$0.07	$1.40	$1.47	$(0.10)	$—	$(0.08)	$(0.18)	$11.29	14.73%	$152	0.18	%†(1)	0.63	%†(1)	36%
01/31/19	11.29	0.23	(0.53)	(0.30)	(0.36)	—	(0.06)	(0.42)	10.57	(2.36)	148	0.18	(1)	2.13	(1)	20
07/31/19@	10.57	(0.01)	0.80	0.79	—	—	—	—	11.36	7.47	159	0.18	†(1)	(0.18	)†(1)	5

SA Index Allocation 60/40 Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.09	1.36	1.45	(0.08)	—	(0.08)	(0.16)	11.29	14.49	34,950	0.43	†(1)	0.94	†(1)	36
01/31/19	11.29	0.32	(0.65)	(0.33)	(0.31)	—	(0.06)	(0.37)	10.59	(2.64)	81,977	0.43	(1)	3.00	(1)	20
07/31/19@	10.59	(0.02)	0.80	0.78	—	—	—	—	11.37	7.37	111,550	0.43	†(1)	(0.43	)†(1)	5

SA Index Allocation 80/20 Portfolio — Class 1
02/06/17#- 01/31/18	10.00	0.07	1.85	1.92	(0.13)	—	(0.06)	(0.19)	11.73	19.32	119	0.18	†(1)	0.70	†(1)	23
01/31/19	11.73	0.46	(0.96)	(0.50)	(0.38)	—	(0.08)	(0.46)	10.77	(4.00)	1,099	0.18	(1)	4.40	(1)	16
07/31/19@	10.77	(0.01)	0.90	0.89	—	—	—	—	11.66	8.26	1,559	0.16	†(1)	(0.16	)†(1)	5

SA Index Allocation 80/20 Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.16	1.73	1.89	(0.11)	—	(0.06)	(0.17)	11.72	18.97	79,690	0.43	†(1)	1.62	†(1)	23
01/31/19	11.72	0.31	(0.83)	(0.52)	(0.33)	—	(0.08)	(0.41)	10.79	(4.24)	166,667	0.43	(1)	2.81	(1)	16
07/31/19@	10.79	(0.02)	0.90	0.88	—	—	—	—	11.67	8.16	214,167	0.41	†(1)	(0.41	)†(1)	5

SA Index Allocation 90/10 Portfolio — Class 1
02/06/17#- 01/31/18	10.00	0.15	2.02	2.17	(0.16)	—	(0.06)	(0.22)	11.95	21.78	268	0.18	†(1)	1.36	†(1)	18
01/31/19	11.95	0.33	(0.96)	(0.63)	(0.39)	—	(0.08)	(0.47)	10.85	(4.96)	1,737	0.13	(1)	3.09	(1)	14
07/31/19@	10.85	(0.01)	0.94	0.93	—	—	—	—	11.78	8.57	1,933	0.12	†	(0.12	)†	6

SA Index Allocation 90/10 Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.19	1.95	2.14	(0.13)	—	(0.06)	(0.19)	11.95	21.53	222,233	0.43	†(1)	1.87	†(1)	18
01/31/19	11.95	0.31	(0.97)	(0.66)	(0.33)	—	(0.08)	(0.41)	10.88	(5.20)	457,590	0.39	(1)	2.83	(1)	14
07/31/19@	10.88	(0.02)	0.94	0.92	—	—	—	—	11.80	8.46	572,330	0.37	†	(0.37	)†	6

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses			Net Investment Income (Loss)
Portfolio	01/18†	1/19	7/19†@	01/18†	1/19	7/19†@
SA Index Allocation 60/40 Class 1	1.44%	0.21%	0.16%	(0.63)%	2.10%	(0.16)%
SA Index Allocation 60/40 Class 3	0.82	0.45	0.41	0.56	2.98	(0.41)
SA Index Allocation 80/20 Class 1	1.36	0.16	0.14	(0.47)	4.42	(0.14)
SA Index Allocation 80/20 Class 3	0.56	0.41	0.39	1.49	2.83	(0.39)
SA Index Allocation 90/10 Class 1	0.64	0.13	—	0.90	3.09	—
SA Index Allocation 90/10 Class 3	0.44	0.39	—	1.87	2.83	—

See Notes to Financial Statements

620

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA International Index Portfolio — Class 1
02/06/17#- 01/31/18	$10.00	$0.24	$2.15	$2.39	$(0.23)	$—	$(0.03)	$(0.26)	$12.13	24.09%	$389,353	0.52	%†(1)	2.23	%†(1)	15%
01/31/19	12.13	0.26	(1.83)	(1.57)	(0.23)	—	(0.02)	(0.25)	10.31	(12.86)	404,611	0.52	(1)	2.36	(1)	8
07/31/19@	10.31	0.19	0.28	0.47	—	—	—	—	10.78	4.56	437,360	0.52	†(1)	3.63	†(1)	6

SA International Index Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.18	2.18	2.36	(0.21)	—	(0.03)	(0.24)	12.12	23.73	402	0.77	†(1)	1.68	†(1)	15
01/31/19	12.12	0.18	(1.77)	(1.59)	(0.20)	—	(0.02)	(0.22)	10.31	(13.03)	1,593	0.77	(1)	1.78	(1)	8
07/31/19@	10.31	0.17	0.28	0.45	—	—	—	—	10.76	4.36	2,342	0.77	†(1)	3.22	†(1)	6

SA Invesco Growth Opportunities Portfolio — Class 1
01/31/15	10.21	(0.04)	0.27	0.23	—	—	(1.32)	(1.32)	9.12	4.15	104,633	0.79	(2)	(0.44	)(2)	82
01/31/16	9.12	(0.04)	(0.79)	(0.83)	—	—	(1.16)	(1.16)	7.13	(10.51)	97,228	0.79	(2)	(0.44	)(2)	60
01/31/17	7.13	(0.02)	1.45	1.43	—	—	(0.66)	(0.66)	7.90	20.62	105,375	0.79	(2)	(0.31	)(2)	57
01/31/18	7.90	(0.03)	2.03	2.00	—	—	(0.30)	(0.30)	9.60	25.64	121,703	0.79	(2)	(0.38	)(2)	38
01/31/19	9.60	(0.03)	0.31	0.28	—	—	(1.07)	(1.07)	8.81	2.50	151,042	0.79	(2)	(0.37	)(2)	69
07/31/19@	8.81	(0.02)	1.36	1.34	—	—	—	—	10.15	15.21	164,997	0.78	†(2)	(0.38	)†(2)	44

SA Invesco Growth Opportunities Portfolio — Class 2
01/31/15	10.00	(0.05)	0.25	0.20	—	—	(1.32)	(1.32)	8.88	3.94	3,660	0.94	(2)	(0.58	)(2)	82
01/31/16	8.88	(0.05)	(0.76)	(0.81)	—	—	(1.16)	(1.16)	6.91	(10.57)	2,989	0.94	(2)	(0.58	)(2)	60
01/31/17	6.91	(0.03)	1.40	1.37	—	—	(0.66)	(0.66)	7.62	20.40	3,026	0.94	(2)	(0.46	)(2)	57
01/31/18	7.62	(0.04)	1.96	1.92	—	—	(0.30)	(0.30)	9.24	25.53	3,134	0.94	(2)	(0.52	)(2)	38
01/31/19	9.24	(0.05)	0.30	0.25	—	—	(1.07)	(1.07)	8.42	2.26	2,977	0.94	(2)	(0.52	)(2)	69
07/31/19@	8.42	(0.02)	1.30	1.28	—	—	—	—	9.70	15.20	3,083	0.93	†(2)	(0.53	)†(2)	44

SA Invesco Growth Opportunities Portfolio — Class 3
01/31/15	9.87	(0.06)	0.25	0.19	—	—	(1.32)	(1.32)	8.74	3.87	189,902	1.04	(2)	(0.68	)(2)	82
01/31/16	8.74	(0.06)	(0.74)	(0.80)	—	—	(1.16)	(1.16)	6.78	(10.63)	151,349	1.04	(2)	(0.68	)(2)	60
01/31/17	6.78	(0.04)	1.38	1.34	—	—	(0.66)	(0.66)	7.46	20.35	166,823	1.04	(2)	(0.56	)(2)	57
01/31/18	7.46	(0.05)	1.91	1.86	—	—	(0.30)	(0.30)	9.02	25.27	173,168	1.04	(2)	(0.62	)(2)	38
01/31/19	9.02	(0.06)	0.30	0.24	—	—	(1.07)	(1.07)	8.19	2.21	150,700	1.04	(2)	(0.62	)(2)	69
07/31/19@	8.19	(0.03)	1.27	1.24	—	—	—	—	9.43	15.14	148,768	1.03	†(2)	(0.63	)†(2)	44

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived fees and assumed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses			Net Investment Income (Loss)
Portfolio	01/18†	1/19	7/19†@	01/18†	1/19	7/19†@
SA International Index Class 1	0.58%	0.50%	0.50%	2.17%	2.39%	3.65%
SA International Index Class 3	1.14	0.75	0.75	1.31	1.80	3.24

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/15	1/16	1/17	1/18	1/19	7/19†@
SA Invesco Growth Opportunities Class 1	0.01%	0.01%	0.01%	0.00%	0.00%	0.00%
SA Invesco Growth Opportunities Class 2	0.01	0.01	0.01	0.00	0.00	0.00
SA Invesco Growth Opportunities Class 3	0.01	0.01	0.01	0.00	0.00	0.00

See Notes to Financial Statements

621

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Invesco VCP Equity-Income Portfolio — Class 1
09/26/16#- 01/31/17	$11.70	$0.06	$0.79	$0.85	$—	$—	$—	$—	$12.55	7.26%	$107	0.86	%†(2)	1.31	%†(2)	179%
01/31/18	12.55	0.20	1.51	1.71	(0.12)	—	—	(0.12)	14.14	13.67	124	0.83	(1)(2)	1.50	(1)(2)	151
01/31/19	14.14	0.21	(1.33)	(1.12)	(0.43)	—	(0.36)	(0.79)	12.23	(7.79)	130	0.83	(1)(2)	1.59	(1)(2)	147
07/31/19@	12.23	0.09	0.65	0.74	—	—	—	—	12.97	6.05	339	0.83	†(1)(2)	1.60	†(1)(2)	89

SA Invesco VCP Equity-Income Portfolio — Class 3
01/31/15	10.85	0.10	0.74	0.84	(0.11)	—	(0.17)	(0.28)	11.41	7.74	237,408	1.23	(1)(2)	0.89	(1)(2)	114
01/31/16	11.41	0.08	(0.60)	(0.52)	(0.02)	—	—	(0.02)	10.87	(4.56)	718,952	1.23	(1)(2)	0.74	(1)(2)	135
01/31/17	10.87	0.14	1.59	1.73	(0.07)	—	(0.00)	(0.07)	12.53	15.98	1,183,005	1.15	(1)(2)	1.18	(1)(2)	179
01/31/18	12.53	0.16	1.53	1.69	(0.11)	—	—	(0.11)	14.11	13.54	1,610,083	1.08	(1)(2)	1.25	(1)(2)	151
01/31/19	14.11	0.18	(1.34)	(1.16)	(0.34)	—	(0.36)	(0.70)	12.25	(8.09)	1,484,110	1.08	(1)(2)	1.34	(1)(2)	147
07/31/19@	12.25	0.09	0.64	0.73	—	—	—	—	12.98	5.96	1,553,497	1.08	†(1)(2)	1.38	†(1)(2)	89

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses									Net Investment Income (Loss)
Portfolio	1/15		1/16		1/17		1/18(2)	1/19(2)	7/19†@(2)	1/15		1/16		1/17		1/18(2)	1/19(2)	7/19†@(2)
SA Invesco VCP Equity-Income Class 1	—%		—%		—%		0.88%	0.88%	0.88%	—%		—%		—%		1.45%	1.54%	1.55%
SA Invesco VCP Equity-Income Class 3	1.27	(2)	1.20	(2)	1.16	(2)	1.13	1.13	1.13	0.86	(2)	0.76	(2)	1.17	(2)	1.20	1.29	1.33

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/15	1/16	1/17		1/18	1/19	7/19†@
SA Invesco VCP Equity-Income Class 1	—%	—%	0.00	%†	0.00%	0.00%	0.00%
SA Invesco VCP Equity-Income Class 3	0.00	0.00	0.00		0.00	0.00	0.00

See Notes to Financial Statements

622

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

SA Janus Focused Growth Portfolio — Class 1
01/31/15	$12.48	$(0.00)	$1.39	$1.39	$(0.00)	$—	$(0.84)	$(0.84)	$13.03	11.54%	$187,091	0.89%		(0.02)%		64%
01/31/16	13.03	(0.03)	(0.64)	(0.67)	—	—	(0.62)	(0.62)	11.74	(5.29)	114,577	0.90		(0.24)		70
01/31/17	11.74	(0.00)	1.26	1.26	—	—	(1.16)	(1.16)	11.84	11.16	113,795	0.84	(2)	(0.04	)(2)	126
01/31/18	11.84	0.01	3.93	3.94	—	—	(1.05)	(1.05)	14.73	34.31	190,836	0.80	(2)	0.04	(2)	48
01/31/19	14.73	0.02	0.22	0.24	—	—	(1.10)	(1.10)	13.87	1.55	240,132	0.80	(2)	0.12	(2)	49
07/31/19@	13.87	0.02	2.16	2.18	—	—	—	—	16.05	15.72	263,854	0.79	†(2)	0.32	†(2)	15

SA Janus Focused Growth Portfolio — Class 2
01/31/15	12.35	(0.02)	1.37	1.35	—	—	(0.84)	(0.84)	12.86	11.33	12,586	1.05		(0.17)		64
01/31/16	12.86	(0.05)	(0.62)	(0.67)	—	—	(0.62)	(0.62)	11.57	(5.36)	10,196	1.05		(0.41)		70
01/31/17	11.57	(0.02)	1.24	1.22	—	—	(1.16)	(1.16)	11.63	10.98	8,884	0.99	(2)	(0.19	)(2)	126
01/31/18	11.63	(0.01)	3.84	3.83	—	—	(1.05)	(1.05)	14.41	33.97	10,096	0.95	(2)	(0.07	)(2)	48
01/31/19	14.41	(0.01)	0.24	0.23	—	—	(1.10)	(1.10)	13.54	1.51	8,689	0.95	(2)	(0.04	)(2)	49
07/31/19@	13.54	0.01	2.10	2.11	—	—	—	—	15.65	15.58	9,201	0.94	†(2)	0.17	†(2)	15

SA Janus Focused Growth Portfolio — Class 3
01/31/15	12.25	(0.03)	1.36	1.33	—	—	(0.84)	(0.84)	12.74	11.26	141,944	1.15		(0.27)		64
01/31/16	12.74	(0.07)	(0.61)	(0.68)	—	—	(0.62)	(0.62)	11.44	(5.49)	126,066	1.15		(0.51)		70
01/31/17	11.44	(0.03)	1.22	1.19	—	—	(1.16)	(1.16)	11.47	10.84	130,043	1.09	(2)	(0.29	)(2)	126
01/31/18	11.47	(0.02)	3.79	3.77	—	—	(1.05)	(1.05)	14.19	33.92	144,926	1.05	(2)	(0.17	)(2)	48
01/31/19	14.19	(0.02)	0.23	0.21	—	—	(1.10)	(1.10)	13.30	1.39	123,274	1.05	(2)	(0.14	)(2)	49
07/31/19@	13.30	0.01	2.05	2.06	—	—	—	—	15.36	15.49	128,801	1.04	†(2)	0.07	†(2)	15

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/15	1/16	1/17	1/18	1/19	7/19†@
SA Janus Focused Growth Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Janus Focused Growth Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA Janus Focused Growth Class 3	0.00	0.00	0.00	0.00	0.00	0.00

(2)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses				Net Investment Income (Loss)
Portfolio	1/17(1)	1/18(1)	1/19(1)	7/19†@(1)	1/17(1)	1/18(1)	1/19(1)	7/19†@(1)
SA Janus Focused Growth Class 1	0.90%	0.90%	0.90%	0.89%	(0.10)%	(0.06)%	0.02%	0.22%
SA Janus Focused Growth Class 2	1.05	1.05	1.05	1.04	(0.25)	(0.17)	(0.14)	0.07
SA Janus Focused Growth Class 3	1.15	1.15	1.15	1.14	(0.35)	(0.27)	(0.24)	(0.03)

See Notes to Financial Statements

623

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA JPMorgan Diversified Balanced Portfolio — Class 1
01/31/15	$18.67	$0.34	$1.85	$2.19	$(0.28)	$—	$—	$(0.28)	$20.58	11.83%	$87,892	0.73%		1.71%		68%
01/31/16	20.58	0.30	(0.72)	(0.42)	(0.37)	—	(1.58)	(1.95)	18.21	(2.29)	77,857	0.73		1.46		82
01/31/17	18.21	0.27	1.95	2.22	(0.32)	—	(0.85)	(1.17)	19.26	12.49	79,458	0.73		1.40		99
01/31/18	19.26	0.29	2.80	3.09	(0.33)	—	(1.01)	(1.34)	21.01	16.50	83,279	0.73	(2)	1.45	(2)	108
01/31/19	21.01	0.39	(1.45)	(1.06)	(0.31)	—	(1.25)	(1.56)	18.39	(5.04)	71,181	0.70	(2)	1.98	(2)	149
07/31/19@	18.39	0.22	0.85	1.07	—	—	—	—	19.46	5.82	70,847	0.67	†(2)	2.30	†(2)	72

SA JPMorgan Diversified Balanced Portfolio — Class 2
01/31/15	18.64	0.31	1.85	2.16	(0.26)	—	—	(0.26)	20.54	11.64	11,458	0.88		1.57		68
01/31/16	20.54	0.27	(0.72)	(0.45)	(0.34)	—	(1.58)	(1.92)	18.17	(2.47)	9,780	0.88		1.32		82
01/31/17	18.17	0.24	1.95	2.19	(0.29)	—	(0.85)	(1.14)	19.22	12.34	10,792	0.88		1.25		99
01/31/18	19.22	0.26	2.81	3.07	(0.31)	—	(1.01)	(1.32)	20.97	16.38	12,732	0.88	(2)	1.29	(2)	108
01/31/19	20.97	0.36	(1.45)	(1.09)	(0.28)	—	(1.25)	(1.53)	18.35	(5.19)	11,098	0.85	(2)	1.83	(2)	149
07/31/19@	18.35	0.20	0.85	1.05	—	—	—	—	19.40	5.72	10,341	0.82	†(2)	2.15	†(2)	72

SA JPMorgan Diversified Balanced Portfolio — Class 3
01/31/15	18.60	0.29	1.84	2.13	(0.24)	—	—	(0.24)	20.49	11.53	125,451	0.98		1.47		68
01/31/16	20.49	0.24	(0.71)	(0.47)	(0.32)	—	(1.58)	(1.90)	18.12	(2.53)	123,752	0.98		1.21		82
01/31/17	18.12	0.22	1.95	2.17	(0.28)	—	(0.85)	(1.13)	19.16	12.23	138,697	0.98		1.14		99
01/31/18	19.16	0.24	2.79	3.03	(0.29)	—	(1.01)	(1.30)	20.89	16.23	170,049	0.98	(2)	1.19	(2)	108
01/31/19	20.89	0.34	(1.44)	(1.10)	(0.27)	—	(1.25)	(1.52)	18.27	(5.27)	177,698	0.95	(2)	1.74	(2)	149
07/31/19@	18.27	0.19	0.85	1.04	—	—	—	—	19.31	5.69	188,924	0.92	†(2)	2.05	†(2)	72

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

Portfolio	1/15	1/16	1/17	1/18	1/19	7/19†@
SA JPMorgan Diversified Balanced Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA JPMorgan Diversified Balanced Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA JPMorgan Diversified Balanced Class 3	0.00	0.00	0.00	0.00	0.00	0.00

(2)	During the below stated periods, the investment adviser either waived fees and assumed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses			Net Investment Income (Loss)
Portfolio	1/18(1)	1/19(1)	7/19†@(1)	1/18(1)	1/19(1)	7/19†@(1)
SA JPMorgan Diversified Balanced Class 1	0.74%	0.76%	0.74%	1.44%	1.92%	2.23%
SA JPMorgan Diversified Balanced Class 2	0.89	0.91	0.89	1.28	1.77	2.08
SA JPMorgan Diversified Balanced Class 3	0.99	1.01	0.99	1.18	1.68	1.98

See Notes to Financial Statements

624

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)		Portfolio turnover

SA JPMorgan Emerging Markets Portfolio — Class 1
01/31/15	$7.25	$0.15	$0.02	$0.17	$(0.10)	$—	$—	$(0.10)	$7.32	2.31%	$234,473	1.12%		1.92%		54%
01/31/16	7.32	0.12	(1.55)	(1.43)	(0.12)	—	—	(0.12)	5.77	(19.68)	237,213	1.13		1.79		59
01/31/17	5.77	0.13	1.35	1.48	(0.14)	—	—	(0.14)	7.11	25.63	169,400	1.15		1.88		67
01/31/18	7.11	0.13	2.99	3.12	(0.16)	—	—	(0.16)	10.07	44.22	200,885	1.12		1.56		49
01/31/19	10.07	0.19	(2.05)	(1.86)	(0.19)	—	—	(0.19)	8.02	(18.39)	118,832	1.14		2.24		72
07/31/19@	8.02	0.12	(0.09)	0.03	—	—	—	—	8.05	0.37	87,895	1.19	†	2.94	†	27

SA JPMorgan Emerging Markets Portfolio — Class 2
01/31/15	7.20	0.14	0.02	0.16	(0.09)	—	—	(0.09)	7.27	2.14	5,035	1.27		1.78		54
01/31/16	7.27	0.11	(1.53)	(1.42)	(0.11)	—	—	(0.11)	5.74	(19.70)	3,553	1.28		1.56		59
01/31/17	5.74	0.10	1.36	1.46	(0.12)	—	—	(0.12)	7.08	25.42	3,676	1.30		1.46		67
01/31/18	7.08	0.12	2.97	3.09	(0.15)	—	—	(0.15)	10.02	43.94	4,487	1.27		1.40		49
01/31/19	10.02	0.17	(2.04)	(1.87)	(0.17)	—	—	(0.17)	7.98	(18.54)	3,272	1.30		2.04		72
07/31/19@	7.98	0.13	(0.11)	0.02	—	—	—	—	8.00	0.25	3,079	1.34	†	3.15	†	27

SA JPMorgan Emerging Markets Portfolio — Class 3
01/31/15	7.15	0.13	0.02	0.15	(0.08)	—	—	(0.08)	7.22	2.07	159,734	1.37		1.70		54
01/31/16	7.22	0.10	(1.52)	(1.42)	(0.11)	—	—	(0.11)	5.69	(19.91)	129,174	1.38		1.47		59
01/31/17	5.69	0.09	1.35	1.44	(0.11)	—	—	(0.11)	7.02	25.36	146,034	1.40		1.33		67
01/31/18	7.02	0.11	2.96	3.07	(0.15)	—	—	(0.15)	9.94	43.91	168,305	1.37		1.31		49
01/31/19	9.94	0.16	(2.03)	(1.87)	(0.16)	—	—	(0.16)	7.91	(18.67)	133,143	1.40		1.90		72
07/31/19@	7.91	0.12	(0.10)	0.02	—	—	—	—	7.93	0.25	126,633	1.44	†	3.07	†	27

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense deductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/15	1/16	1/17	1/18	1/19	7/19†@
SA JPMorgan Emerging Markets Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA JPMorgan Emerging Markets Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA JPMorgan Emerging Markets Class 3	0.00	0.00	0.00	0.00	0.00	0.00

(2)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income (Loss)
Portfolio	1/15(1)	1/16(1)	1/17(1)	1/18(1)	1/19(1)	7/19†@(1)	1/15(1)	1/16(1)	1/17(1)	1/18(1)	1/19(1)	7/19†@(1)
SA JPMorgan Emerging Markets Class 1	1.20%	1.22%	1.24%	1.22%	1.24%	1.30%	1.83%	1.70%	1.79%	1.46%	2.14%	2.82%
SA JPMorgan Emerging Markets Class 2	1.35	1.37	1.40	1.37	1.40	1.45	1.69	1.48	1.36	1.30	1.94	3.04
SA JPMorgan Emerging Markets Class 3	1.45	1.47	1.50	1.47	1.50	1.55	1.61	1.39	1.23	1.21	1.80	2.96

See Notes to Financial Statements

625

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA JPMorgan Equity-Income Portfolio — Class 1
01/31/15	$28.67	$0.68	$3.51	$4.19	$(0.40)	$—	$(1.19)	$(1.59)	$31.27	14.94%	$727,505	0.60%		2.20%		20%
01/31/16	31.27	0.68	(1.48)	(0.80)	(0.57)	—	(1.22)	(1.79)	28.68	(2.69)	764,330	0.58		2.19		23
01/31/17	28.68	0.68	5.16	5.84	(0.62)	—	(1.07)	(1.69)	32.83	20.77	898,336	0.57		2.19		26
01/31/18	32.83	0.70	6.60	7.30	(0.77)	—	(1.80)	(2.57)	37.56	22.93	950,519	0.57	(2)	2.00	(2)	14
01/31/19	37.56	0.81	(1.83)	(1.02)	(0.78)	—	(2.29)	(3.07)	33.47	(2.95)	805,291	0.58	(2)	2.27	(2)	19
07/31/19@	33.47	0.37	3.29	3.66	—	—	—	—	37.13	10.94	836,068	0.58	†	2.10	†	8

SA JPMorgan Equity-Income Portfolio — Class 2
01/31/15	28.63	0.65	3.49	4.14	(0.35)	—	(1.19)	(1.54)	31.23	14.78	11,573	0.75		2.06		20
01/31/16	31.23	0.64	(1.49)	(0.85)	(0.52)	—	(1.22)	(1.74)	28.64	(2.86)	10,342	0.73		2.06		23
01/31/17	28.64	0.64	5.15	5.79	(0.57)	—	(1.07)	(1.64)	32.79	20.61	10,771	0.72		2.05		26
01/31/18	32.79	0.65	6.58	7.23	(0.71)	—	(1.80)	(2.51)	37.51	22.74	11,350	0.72	(2)	1.86	(2)	14
01/31/19	37.51	0.76	(1.84)	(1.08)	(0.72)	—	(2.29)	(3.01)	33.42	(3.11)	9,761	0.73	(2)	2.13	(2)	19
07/31/19@	33.42	0.34	3.30	3.64	—	—	—	—	37.06	10.89	10,017	0.73	†	1.94	†	8

SA JPMorgan Equity-Income Portfolio — Class 3
01/31/15	28.57	0.61	3.49	4.10	(0.35)	—	(1.19)	(1.54)	31.13	14.65	201,697	0.85		1.96		20
01/31/16	31.13	0.61	(1.48)	(0.87)	(0.50)	—	(1.22)	(1.72)	28.54	(2.93)	198,631	0.83		1.95		23
01/31/17	28.54	0.61	5.13	5.74	(0.54)	—	(1.07)	(1.61)	32.67	20.51	228,252	0.82		1.95		26
01/31/18	32.67	0.61	6.54	7.15	(0.68)	—	(1.80)	(2.48)	37.34	22.58	253,011	0.82	(2)	1.76	(2)	14
01/31/19	37.34	0.72	(1.82)	(1.10)	(0.69)	—	(2.29)	(2.98)	33.26	(3.19)	218,826	0.83	(2)	2.03	(2)	19
07/31/19@	33.26	0.32	3.28	3.60	—	—	—	—	36.86	10.82	230,885	0.83	†	1.84	†	8

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/15	1/16	1/17	1/18	1/19	7/19†@
SA JPMorgan Equity-Income Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA JPMorgan Equity-Income Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA JPMorgan Equity-Income Class 3	0.00	0.00	0.00	0.00	0.00	0.00

(2)	During the below stated periods, the investment adviser either waived fees and assumed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses		Net Investment Income (Loss)
Portfolio	1/18(1)	1/19(1)	1/18(1)	1/19(1)
SA JPMorgan Equity-Income Class 1	0.57%	0.58%	2.00%	2.27%
SA JPMorgan Equity-Income Class 2	0.72	0.73	1.86	2.13
SA JPMorgan Equity-Income Class 3	0.82	0.83	1.76	2.03

See Notes to Financial Statements

626

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

SA JPMorgan Global Equities Portfolio — Class 1
01/31/15	$17.56	$0.34	$0.78	$1.12	$(0.13)	$—	$—	$(0.13)	$18.55	6.42%	$476,334	0.79%		1.81%		85%
01/31/16	18.55	0.26	(1.33)	(1.07)	(0.28)	—	(0.04)	(0.32)	17.16	(5.89)	521,970	0.76		1.39		60
01/31/17	17.16	0.29	2.39	2.68	(0.26)	—	—	(0.26)	19.58	15.72	517,220	0.76		1.58		92
01/31/18	19.58	0.29	5.08	5.37	(0.40)	—	—	(0.40)	24.55	27.61	538,327	0.76	(2)	1.32	(2)	88
01/31/19	24.55	0.36	(2.38)	(2.02)	(0.43)	—	(3.19)	(3.62)	18.91	(8.58)	426,558	0.77	(2)	1.62	(2)	61
07/31/19@	18.91	0.18	0.33	0.51	—	—	—	—	19.42	2.70	327,806	0.80	†	1.86	†	36

SA JPMorgan Global Equities Portfolio — Class 2
01/31/15	17.51	0.33	0.76	1.09	(0.10)	—	—	(0.10)	18.50	6.26	5,296	0.94		1.79		85
01/31/16	18.50	0.24	(1.34)	(1.10)	(0.24)	—	(0.04)	(0.28)	17.12	(6.01)	4,392	0.91		1.28		60
01/31/17	17.12	0.26	2.38	2.64	(0.23)	—	—	(0.23)	19.53	15.50	4,284	0.91		1.43		92
01/31/18	19.53	0.25	5.09	5.34	(0.37)	—	—	(0.37)	24.50	27.50	4,768	0.91	(2)	1.17	(2)	88
01/31/19	24.50	0.33	(2.39)	(2.06)	(0.39)	—	(3.19)	(3.58)	18.86	(8.76)	3,743	0.93	(2)	1.47	(2)	61
07/31/19@	18.86	0.16	0.34	0.50	—	—	—	—	19.36	2.65	3,585	0.95	†	1.63	†	36

SA JPMorgan Global Equities Portfolio — Class 3
01/31/15	17.44	0.31	0.75	1.06	(0.09)	—	—	(0.09)	18.41	6.10	39,092	1.04		1.66		85
01/31/16	18.41	0.22	(1.32)	(1.10)	(0.23)	—	(0.04)	(0.27)	17.04	(6.07)	33,857	1.01		1.17		60
01/31/17	17.04	0.24	2.37	2.61	(0.21)	—	—	(0.21)	19.44	15.39	35,721	1.01		1.31		92
01/31/18	19.44	0.23	5.05	5.28	(0.35)	—	—	(0.35)	24.37	27.31	40,255	1.01	(2)	1.06	(2)	88
01/31/19	24.37	0.30	(2.37)	(2.07)	(0.37)	—	(3.19)	(3.56)	18.74	(8.86)	34,288	1.02	(2)	1.36	(2)	61
07/31/19@	18.74	0.14	0.35	0.49	—	—	—	—	19.23	2.61	33,792	1.05	†	1.52	†	36

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/15	1/16	1/17	1/18	1/19	7/19†@
SA JPMorgan Global Equities Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA JPMorgan Global Equities Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA JPMorgan Global Equities Class 3	0.00	0.00	0.00	0.00	0.00	0.00

(2)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses		Net Investment Income (Loss)
Portfolio	1/18(1)	1/19(1)	1/18(1)	1/19(1)
SA JPMorgan Global Equities Class 1	0.76%	0.77%	1.32%	1.62%
SA JPMorgan Global Equities Class 2	0.91	0.93	1.17	1.47
SA JPMorgan Global Equities Class 3	1.01	1.02	1.06	1.36

See Notes to Financial Statements

627

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA JPMorgan MFS Core Bond Portfolio — Class 1
01/31/15	$8.84	$0.14	$0.34	$0.48	$(0.12)	$—	$—	$(0.12)	$9.20	5.43%	$852,919	0.64%		1.56%		305%
01/31/16	9.20	0.16	(0.23)	(0.07)	(0.11)	—	(0.22)	(0.33)	8.80	(0.78)	1,065,054	0.54		1.76		65
01/31/17	8.80	0.19	0.03	0.22	(0.17)	—	—	(0.17)	8.85	2.52	965,033	0.53		2.13		33
01/31/18	8.85	0.20	0.03	0.23	(0.22)	—	—	(0.22)	8.86	2.55	967,278	0.53		2.25		33
01/31/19	8.86	0.23	(0.08)	0.15	(0.22)	—	—	(0.22)	8.79	1.76	931,054	0.54		2.60		35
07/31/19@	8.79	0.13	0.37	0.50	—	—	—	—	9.29	5.69	948,623	0.54	†	2.86	†	24

SA JPMorgan MFS Core Bond Portfolio — Class 2
01/31/15	8.79	0.13	0.34	0.47	(0.10)	—	—	(0.10)	9.16	5.37	15,129	0.79		1.49		305
01/31/16	9.16	0.14	(0.22)	(0.08)	(0.09)	—	(0.22)	(0.31)	8.77	(0.90)	10,651	0.69		1.57		65
01/31/17	8.77	0.18	0.02	0.20	(0.16)	—	—	(0.16)	8.81	2.21	9,526	0.68		1.98		33
01/31/18	8.81	0.19	0.03	0.22	(0.20)	—	—	(0.20)	8.83	2.50	8,619	0.68		2.10		33
01/31/19	8.83	0.21	(0.08)	0.13	(0.20)	—	—	(0.20)	8.76	1.59	7,626	0.69		2.44		35
07/31/19@	8.76	0.12	0.37	0.49	—	—	—	—	9.25	5.59	7,634	0.69	†	2.71	†	24

SA JPMorgan MFS Core Bond Portfolio — Class 3
01/31/15	8.75	0.12	0.34	0.46	(0.10)	—	—	(0.10)	9.11	5.23	1,004,578	0.89		1.36		305
01/31/16	9.11	0.13	(0.21)	(0.08)	(0.09)	—	(0.22)	(0.31)	8.72	(0.95)	935,363	0.79		1.49		65
01/31/17	8.72	0.17	0.02	0.19	(0.15)	—	—	(0.15)	8.76	2.16	958,280	0.78		1.88		33
01/31/18	8.76	0.18	0.03	0.21	(0.20)	—	—	(0.20)	8.77	2.33	973,614	0.78		2.00		33
01/31/19	8.77	0.20	(0.07)	0.13	(0.20)	—	—	(0.20)	8.70	1.50	840,537	0.79		2.35		35
07/31/19@	8.70	0.11	0.37	0.48	—	—	—	—	9.18	5.52	894,183	0.79	†	2.61	†	24

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income (Loss)
Portfolio	1/15	1/16	1/17	1/18	1/19	7/19†@	1/15	1/16	1/17	1/18	1/19	7/19†@
SA JPMorgan MFS Core Bond Class 1	0.64%	0.64%	0.63%	0.63%	0.64%	0.64%	1.56%	1.67%	2.03%	2.15%	2.49%	2.76%
SA JPMorgan MFS Core Bond Class 2	0.79	0.79	0.78	0.78	0.79	0.79	1.49	1.48	1.88	2.00	2.34	2.61
SA JPMorgan MFS Core Bond Class 3	0.89	0.89	0.88	0.88	0.89	0.89	1.36	1.40	1.78	1.90	2.24	2.51

See Notes to Financial Statements

628

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

SA JPMorgan Mid-Cap Growth Portfolio — Class 1
01/31/15	$17.47	$(0.06)	$1.75	$1.69	$—	$—	$(1.55)	$(1.55)	$17.61	10.46%	$174,081	0.81%		(0.31)%		53%
01/31/16	17.61	(0.05)	(1.00)	(1.05)	—	—	(1.42)	(1.42)	15.14	(6.88)	223,093	0.80		(0.29)		58
01/31/17	15.14	(0.01)	2.59	2.58	—	—	(2.03)	(2.03)	15.69	17.61	184,053	0.81		(0.08)		43
01/31/18	15.69	(0.04)	4.94	4.90	—	—	(1.00)	(1.00)	19.59	31.83	203,680	0.80	(2)	(0.21	)(2)	47
01/31/19	19.59	(0.04)	0.04	(0.00)	—	—	(2.37)	(2.37)	17.22	0.05	209,126	0.81	(2)	(0.23	)(2)	57
07/31/19@	17.22	(0.01)	3.09	3.08	—	—	—	—	20.30	17.89	233,639	0.81	†	(0.16	)†	24

SA JPMorgan Mid-Cap Growth Portfolio — Class 2
01/31/15	17.16	(0.08)	1.72	1.64	—	—	(1.55)	(1.55)	17.25	10.36	17,671	0.96		(0.45)		53
01/31/16	17.25	(0.08)	(0.98)	(1.06)	—	—	(1.42)	(1.42)	14.77	(7.09)	14,163	0.95		(0.43)		58
01/31/17	14.77	(0.04)	2.54	2.50	—	—	(2.03)	(2.03)	15.24	17.50	13,824	0.96		(0.24)		43
01/31/18	15.24	(0.06)	4.78	4.72	—	—	(1.00)	(1.00)	18.96	31.59	15,783	0.95	(2)	(0.37	)(2)	47
01/31/19	18.96	(0.07)	0.04	(0.03)	—	—	(2.37)	(2.37)	16.56	(0.11)	14,192	0.96	(2)	(0.37	)(2)	57
07/31/19@	16.56	(0.03)	2.98	2.95	—	—	—	—	19.51	17.81	15,110	0.96	†	(0.30	)†	24

SA JPMorgan Mid-Cap Growth Portfolio — Class 3
01/31/15	16.98	(0.10)	1.70	1.60	—	—	(1.55)	(1.55)	17.03	10.22	151,864	1.06		(0.55)		53
01/31/16	17.03	(0.09)	(0.97)	(1.06)	—	—	(1.42)	(1.42)	14.55	(7.18)	128,135	1.05		(0.53)		58
01/31/17	14.55	(0.05)	2.50	2.45	—	—	(2.03)	(2.03)	14.97	17.42	144,257	1.06		(0.35)		43
01/31/18	14.97	(0.08)	4.69	4.61	—	—	(1.00)	(1.00)	18.58	31.42	162,852	1.05	(2)	(0.46	)(2)	47
01/31/19	18.58	(0.08)	0.04	(0.04)	—	—	(2.37)	(2.37)	16.17	(0.17)	147,794	1.06	(2)	(0.47	)(2)	57
07/31/19@	16.17	(0.04)	2.91	2.87	—	—	—	—	19.04	17.75	155,993	1.06	†	(0.40	)†	24

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/14	1/15	1/16	1/17	1/18	1/19	7/19†@
SA JPMorgan Mid-Cap Growth Class 1	0.01%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA JPMorgan Mid-Cap Growth Class 2	0.01	0.00	0.00	0.00	0.00	0.00	0.00
SA JPMorgan Mid-Cap Growth Class 3	0.01	0.00	0.00	0.00	0.00	0.00	0.00

(2)	During the below stated periods, the investment adviser either waived fees and assumed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses		Net Investment Income (Loss)
Portfolio	1/18(1)	1/19(1)	1/18(1)	1/19(1)
SA JPMorgan Mid-Cap Growth Class 1	0.80%	0.81%	(0.21)%	(0.23)%
SA JPMorgan Mid-Cap Growth Class 2	0.95	0.96	(0.37)	(0.37)
SA JPMorgan Mid-Cap Growth Class 3	1.05	1.06	(0.46)	(0.47)

See Notes to Financial Statements

629

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA Large Cap Growth Index Portfolio — Class 1
05/01/18#- 01/31/19	$15.00	$0.13	$0.48	$0.61	$(0.12)	$—	$(0.04)	$(0.16)	$15.45	4.11%	$246,649	0.35	%†	1.13	%†	30%
07/31/19@	15.45	0.10	1.89	1.99	—	—	—	—	17.44	12.88	264,295	0.35	†	1.17	†	4

SA Large Cap Growth Index Portfolio — Class 3
05/01/18#- 01/31/19	15.00	0.09	0.49	0.58	(0.09)	—	(0.04)	(0.13)	15.45	3.92	579	0.60	†	0.86	†	30
07/31/19@	15.45	0.06	1.91	1.97	—	—	—	—	17.42	12.75	2,417	0.60	†	0.83	†	4

SA Large Cap Index Portfolio — Class 1
01/31/15	15.27	0.25	1.82	2.07	(0.11)	—	(0.13)	(0.24)	17.10	13.62	1,174,316	0.44		1.50		38
01/31/16	17.10	0.29	(0.47)	(0.18)	(0.19)	—	(0.26)	(0.45)	16.47	(1.08)	1,320,094	0.38		1.68		23
01/31/17	16.47	0.33	2.87	3.20	(0.25)	—	(0.17)	(0.42)	19.25	19.62	1,709,589	0.33		1.81		7
01/31/18	19.25	0.35	4.58	4.93	(0.33)	—	(0.24)	(0.57)	23.61	25.93	2,168,616	0.33		1.66		16
01/31/19	23.61	0.39	(1.04)	(0.65)	(0.72)	—	(0.64)	(1.36)	21.60	(2.66)	2,068,135	0.33		1.74		11
07/31/19@	21.60	0.19	2.20	2.39	—	—	—	—	23.99	11.06	2,314,913	0.33	†	1.64	†	1

SA Large Cap Index Portfolio — Class 3
10/06/17#- 01/31/18	21.24	0.03	2.32	2.35	—	—	—	—	23.59	11.06	6,660	0.59	%†	0.57	%†	16
01/31/19	23.59	0.33	(1.03)	(0.70)	(0.64)	—	(0.64)	(1.28)	21.61	(2.93)	11,828	0.59		1.50		11
07/31/19@	21.61	0.15	2.22	2.37	—	—	—	—	23.98	10.97	16,115	0.58	†	1.38	†	1

SA Large Cap Value Index Portfolio — Class 1
05/01/18#- 01/31/19	15.00	0.30	(0.03)	0.27	(0.30)	—	(0.03)	(0.33)	14.94	1.97	235,084	0.35	†	2.63	†	31
07/31/19@	14.94	0.18	1.19	1.37	—	—	—	—	16.31	9.17	243,120	0.35	†	2.28	†	4

SA Large Cap Value Index Portfolio — Class 3
05/01/18#- 01/31/19	15.00	0.21	0.03	0.24	(0.25)	—	(0.03)	(0.28)	14.96	1.75	1,296	0.60	†	2.11	†	31
07/31/19@	14.96	0.14	1.22	1.36	—	—	—	—	16.32	9.09	3,080	0.60	†	1.91	†	4

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses								Net Investment Income (Loss)
Portfolio	1/15	1/16	1/17	1/18		1/19		7/19†@	1/15	1/16	1/17	1/18		1/19		7/19†@
SA Large Cap Growth Index Class 1	—%	—%	—%	—%		0.40	%†	0.38%	—%	—%	—%	—%		1.08	%†	1.13%
SA Large Cap Growth Index Class 3	—	—	—	—		0.76	†	0.63	—	—	—	—		0.70	†	0.80
SA Large Cap Index Class 1	0.45	0.44	0.44	0.44		0.44		0.44	1.54	1.62	1.70	1.55		1.63		1.53
SA Large Cap Index Class 3	—	—	—	0.70	†	0.70		0.69	—	—	—	0.46	†	1.39		1.27
SA Large Cap Value Index Class 1	—	—	—	—		0.40	†	0.39	—	—	—	—		2.57	†	2.24
SA Large Cap Value Index Class 3	—	—	—	—		0.74	†	0.64	—	—	—	—		1.97	†	1.87

See Notes to Financial Statements

630

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations		Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA Legg Mason BW Large Cap Value Portfolio — Class 1
01/31/15	$27.47	$0.14	$1.83	$1.97		$(0.19)	$—	$(2.68)	$(2.87)	$26.57	7.52%	$688,896	0.75%		0.49%		28%
01/31/16	26.57	0.26	(0.41)	(0.15)		(0.14)	—	(4.41)	(4.55)	21.87	(1.55)	666,660	0.74	(2)	0.98	(2)	126
01/31/17	21.87	0.40	4.05	4.45		(0.22)	—	(6.26)	(6.48)	19.84	23.05	899,493	0.70	(2)	1.89	(2)	51
01/31/18	19.84	0.36	4.62	4.98		(0.40)	—	(0.77)	(1.17)	23.65	25.65	977,480	0.70	(2)	1.66	(2)	47
01/31/19	23.65	0.40	(1.79)	(1.39	)(3)	(0.40)	—	(1.93)	(2.33)	19.93	(6.30)	823,084	0.70	(2)	1.82	(2)	48	(4)
07/31/19@	19.93	0.21	1.21	1.42		—	—	—	—	21.35	7.12	831,398	0.70	†(2)	2.00	†(2)	21

SA Legg Mason BW Large Cap Value Portfolio — Class 2
01/31/15	27.44	0.10	1.83	1.93		(0.14)	—	(2.68)	(2.82)	26.55	7.38	61,129	0.90		0.35		28
01/31/16	26.55	0.22	(0.40)	(0.18)		(0.10)	—	(4.41)	(4.51)	21.86	(1.69)	51,134	0.89	(2)	0.82	(2)	126
01/31/17	21.86	0.38	4.04	4.42		(0.18)	—	(6.26)	(6.44)	19.84	22.87	51,509	0.85	(2)	1.78	(2)	51
01/31/18	19.84	0.32	4.62	4.94		(0.36)	—	(0.77)	(1.13)	23.65	25.46	53,260	0.85	(2)	1.50	(2)	47
01/31/19	23.65	0.37	(1.80)	(1.43	)(3)	(0.36)	—	(1.93)	(2.29)	19.93	(6.46)	44,027	0.85	(2)	1.67	(2)	48	(4)
07/31/19@	19.93	0.19	1.22	1.41		—	—	—	—	21.34	7.07	44,036	0.85	†(2)	1.86	†(2)	21

SA Legg Mason BW Large Cap Value Portfolio — Class 3
01/31/15	27.36	0.07	1.82	1.89		(0.11)	—	(2.68)	(2.79)	26.46	7.26	583,624	1.00		0.25		28
01/31/16	26.46	0.19	(0.39)	(0.20)		(0.07)	—	(4.41)	(4.48)	21.78	(1.77)	502,927	0.99	(2)	0.72	(2)	126
01/31/17	21.78	0.36	4.01	4.37		(0.15)	—	(6.26)	(6.41)	19.74	22.74	531,460	0.95	(2)	1.67	(2)	51
01/31/18	19.74	0.30	4.59	4.89		(0.34)	—	(0.77)	(1.11)	23.52	25.33	570,935	0.95	(2)	1.40	(2)	47
01/31/19	23.52	0.34	(1.78)	(1.44	)(3)	(0.33)	—	(1.93)	(2.26)	19.82	(6.52)	489,891	0.95	(2)	1.57	(2)	48	(4)
07/31/19@	19.82	0.18	1.20	1.38		—	—	—	—	21.20	6.96	486,937	0.95	†(2)	1.76	†(2)	21

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/15	1/16	1/17	1/18	1/19	7/19†@
SA Legg Mason BW Large Cap Value Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Legg Mason BW Large Cap Value Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA Legg Mason BW Large Cap Value Class 3	0.00	0.00	0.00	0.00	0.00	0.00

(2)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income (Loss)
Portfolio	1/16(1)	1/17(1)	1/18(1)	1/19(1)	7/19†@(1)	1/16(1)	1/17(1)	1/18(1)	1/19(1)	7/19†@(1)
SA Legg Mason BW Large Cap Value Class 1	0.76%	0.75%	0.75%	0.75%	0.76%	0.96%	1.84%	1.61%	1.77%	1.95%
SA Legg Mason BW Large Cap Value Class 2	0.91	0.91	0.90	0.90	0.91	0.80	1.73	1.45	1.62	1.80
SA Legg Mason BW Large Cap Value Class 3	1.01	1.00	1.00	1.00	1.01	0.70	1.62	1.35	1.52	1.70

(3)	Includes the effect of a merger
(4)	Excludes purchases/sales due to merger

See Notes to Financial Statements

631

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA Legg Mason Tactical Opportunities Portfolio — Class 1
10/06/17#-01/31/18	10.00	0.03	0.61	0.64	(0.04)	—	—	(0.04)	10.60	6.38	(3)	133	0.81	†(2)	0.93	†(2)	5
01/31/19	10.60	0.18	(0.54)	(0.36)	(0.14)	(0.02)	(0.02)	(0.18)	10.06	(3.38)		133	0.81	(2)	1.80	(2)	45
07/31/19@	10.06	0.12	0.45	0.57	—	—	—	—	10.63	5.67		140	0.81	†(2)	2.25	†(2)	28

SA Legg Mason Tactical Opportunities Portfolio — Class 3
10/06/17#-01/31/18	10.00	0.02	0.61	0.63	(0.03)	—	—	(0.03)	10.60	6.33	(3)	14,410	1.06	†(2)	0.69	†(2)	5
01/31/19	10.60	0.15	(0.54)	(0.39)	(0.11)	(0.02)	(0.02)	(0.15)	10.06	(3.63)		34,311	1.06	(2)	1.52	(2)	45
07/31/19@	10.06	0.10	0.46	0.56	—	—	—	—	10.62	5.57		45,041	1.06	†(2)	1.99	†(2)	28

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/18	1/19	7/19†@
SA Legg Mason Tactical Opportunities Class 1	0.00%	0.00%	0.00%
SA Legg Mason Tactical Opportunities Class 3	0.00	0.00	0.00

(2)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses				Net Investment Income (Loss)
Portfolio	1/18(1)		1/19(1)	7/19†@(1)	1/18(1)		1/19(1)	7/19†@(1)
SA Legg Mason Tactical Opportunities Class 1	3.81	%†	1.84%	1.09%	(2.07	)%†	0.77%	1.97%
SA Legg Mason Tactical Opportunities Class 3	4.07	†	1.99	1.34	(2.32	)†	0.58	1.71

(3)	The Portfolio’s performance figure was decreased by less than 0.01% from losses on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

632

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA MFS Blue Chip Growth Portfolio — Class 1
01/31/15	$9.26	$0.06	$1.09	$1.15	$(0.00)	$—	$(0.47)	$(0.47)	$9.94	12.79%		$306,990	0.73%		0.65%		44%
01/31/16	9.94	0.07	(0.08)	(0.01)	(0.04)	—	(0.18)	(0.22)	9.71	(0.18)		364,443	0.72		0.64		48
01/31/17	9.71	0.08	1.60	1.68	(0.06)	—	(0.33)	(0.39)	11.00	17.51		389,551	0.71	(1)	0.73	(1)	59
01/31/18	11.00	0.06	3.35	3.41	(0.09)	—	(0.26)	(0.35)	14.06	31.36		548,669	0.70		0.48		66
01/31/19	14.06	0.08	(0.48)	(0.40)	(0.06)	—	(1.04)	(1.10)	12.56	(3.12	)(2)	554,507	0.69		0.59		66
07/31/19@	12.56	0.05	1.37	1.42	—	—	—	—	13.98	11.31		585,958	0.69	†	0.72	†	25

SA MFS Blue Chip Growth Portfolio — Class 2
01/31/15	9.24	0.06	1.07	1.13	—	—	(0.47)	(0.47)	9.90	12.54		3,768	0.89		0.61		44
01/31/16	9.90	0.05	(0.07)	(0.02)	(0.03)	—	(0.18)	(0.21)	9.67	(0.33)		3,407	0.87		0.50		48
01/31/17	9.67	0.06	1.61	1.67	(0.05)	—	(0.33)	(0.38)	10.96	17.38		3,294	0.86	(1)	0.59	(1)	59
01/31/18	10.96	0.04	3.34	3.38	(0.07)	—	(0.26)	(0.33)	14.01	31.19		3,760	0.85		0.35		66
01/31/19	14.01	0.06	(0.49)	(0.43)	(0.03)	—	(1.04)	(1.07)	12.51	(3.29	)(2)	3,208	0.84		0.44		66
07/31/19@	12.51	0.04	1.37	1.41	—	—	—	—	13.92	11.27		3,175	0.84	†	0.57	†	25

SA MFS Blue Chip Growth Portfolio — Class 3
01/31/15	9.21	0.05	1.06	1.11	—	—	(0.47)	(0.47)	9.85	12.36		100,954	0.99		0.51		44
01/31/16	9.85	0.04	(0.07)	(0.03)	(0.02)	—	(0.18)	(0.20)	9.62	(0.40)		102,594	0.97		0.40		48
01/31/17	9.62	0.05	1.60	1.65	(0.04)	—	(0.33)	(0.37)	10.90	17.29		120,537	0.96	(1)	0.48	(1)	59
01/31/18	10.90	0.03	3.31	3.34	(0.06)	—	(0.26)	(0.32)	13.92	31.00		139,469	0.95		0.25		66
01/31/19	13.92	0.05	(0.48)	(0.43)	(0.02)	—	(1.04)	(1.06)	12.43	(3.33	)(2)	124,228	0.94		0.34		66
07/31/19@	12.43	0.03	1.36	1.39	—	—	—	—	13.82	11.18		128,513	0.94	†	0.47	†	25

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/17
SA MFS Blue Chip Growth Class 1	0.00%
SA MFS Blue Chip Growth Class 2	0.00
SA MFS Blue Chip Growth Class 3	0.00
(2)	The Portfolio’s performance figure was increased by less than 0.01% from reimbursement of losses on the disposal of investments in violation of investment restrictions.

633

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA MFS Massachusetts Investors Trust Portfolio — Class 1
01/31/15	$19.99	$0.20	$1.79	$1.99	$(0.13)	$—	$(0.85)	$(0.98)	$21.00	10.18%	$738,358	0.72	%(1)	0.92	%(1)	18%
01/31/16	21.00	0.18	(0.18)	0.00	(0.19)	—	(1.07)	(1.26)	19.74	(0.23)	644,192	0.71	(1)	0.83	(1)	23
01/31/17	19.74	0.18	3.00	3.18	(0.19)	—	(1.87)	(2.06)	20.86	16.74	685,288	0.70	(1)	0.88	(1)	18
01/31/18	20.86	0.17	5.35	5.52	(0.24)	—	(0.60)	(0.84)	25.54	26.91	784,894	0.70	(1)	0.74	(1)	14
01/31/19	25.54	0.20	(0.90)	(0.70)	(0.21)	—	(2.23)	(2.44)	22.40	(2.91)	615,764	0.71		0.81		12
07/31/19@	22.40	0.11	3.03	3.14	—	—	—	—	25.54	14.02	657,195	0.72	†	0.94	†	10

SA MFS Massachusetts Investors Trust Portfolio — Class 2
01/31/15	19.98	0.18	1.77	1.95	(0.09)	—	(0.85)	(0.94)	20.99	10.00	11,725	0.87	(1)	0.79	(1)	18
01/31/16	20.99	0.15	(0.18)	(0.03)	(0.15)	—	(1.07)	(1.22)	19.74	(0.36)	9,167	0.86	(1)	0.68	(1)	23
01/31/17	19.74	0.15	3.00	3.15	(0.15)	—	(1.87)	(2.02)	20.87	16.56	9,120	0.85	(1)	0.74	(1)	18
01/31/18	20.87	0.14	5.35	5.49	(0.21)	—	(0.60)	(0.81)	25.55	26.71	10,005	0.85	(1)	0.59	(1)	14
01/31/19	25.55	0.16	(0.89)	(0.73)	(0.17)	—	(2.23)	(2.40)	22.42	(3.03)	8,075	0.86		0.67		12
07/31/19@	22.42	0.09	3.02	3.11	—	—	—	—	25.53	13.87	8,457	0.87	†	0.79	†	10

SA MFS Massachusetts Investors Trust Portfolio — Class 3
01/31/15	19.92	0.16	1.76	1.92	(0.08)	—	(0.85)	(0.93)	20.91	9.86	393,514	0.97	(1)	0.68	(1)	18
01/31/16	20.91	0.12	(0.17)	(0.05)	(0.13)	—	(1.07)	(1.20)	19.66	(0.44)	364,196	0.96	(1)	0.58	(1)	23
01/31/17	19.66	0.13	2.99	3.12	(0.14)	—	(1.87)	(2.01)	20.77	16.44	397,306	0.95	(1)	0.63	(1)	18
01/31/18	20.77	0.11	5.33	5.44	(0.19)	—	(0.60)	(0.79)	25.42	26.58	429,122	0.95	(1)	0.49	(1)	14
01/31/19	25.42	0.14	(0.90)	(0.76)	(0.14)	—	(2.23)	(2.37)	22.29	(3.16)	363,992	0.96		0.56		12
07/31/19@	22.29	0.08	3.01	3.09	—	—	—	—	25.38	13.86	371,685	0.97	†	0.69	†	10

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/15	1/16	1/17	1/18
SA MFS Massachusetts Investors Trust Class 1	0.00%	0.00%	0.00%	0.00%
SA MFS Massachusetts Investors Trust Class 2	0.00	0.00	0.00	0.00
SA MFS Massachusetts Investors Trust Class 3	0.00	0.00	0.00	0.00

See Notes to Financial Statements

634

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA MFS Total Return Portfolio — Class 1
01/31/15	$17.89	$0.42	$1.17	$1.59	$(0.41)	$—	$—	$(0.41)	$19.07	8.96%	$233,620	0.69	%(1)	2.21	%(1)	31%
01/31/16	19.07	0.40	(0.64)	(0.24)	(0.48)	—	—	(0.48)	18.35	(1.31)	197,724	0.69	(1)	2.05	(1)	38
01/31/17	18.35	0.41	1.89	2.30	(0.46)	—	(1.16)	(1.62)	19.03	12.74	193,053	0.70	(1)	2.15	(1)	32
01/31/18	19.03	0.36	2.17	2.53	(0.51)	—	(1.11)	(1.62)	19.94	13.67	192,656	0.70	(1)	1.84	(1)	31
01/31/19	19.94	0.38	(0.98)	(0.60)	(0.42)	—	(1.11)	(1.53)	17.81	(3.01)	160,674	0.71		1.99		30
07/31/19@	17.81	0.20	1.20	1.40	—	—	—	—	19.21	7.86	162,886	0.71	†	2.20	†	13

SA MFS Total Return Portfolio — Class 2
01/31/15	17.88	0.39	1.17	1.56	(0.38)	—	—	(0.38)	19.06	8.78	37,921	0.84	(1)	2.06	(1)	31
01/31/16	19.06	0.37	(0.63)	(0.26)	(0.45)	—	—	(0.45)	18.35	(1.44)	31,255	0.84	(1)	1.90	(1)	38
01/31/17	18.35	0.39	1.87	2.26	(0.42)	—	(1.16)	(1.58)	19.03	12.54	29,714	0.85	(1)	2.00	(1)	32
01/31/18	19.03	0.33	2.18	2.51	(0.48)	—	(1.11)	(1.59)	19.95	13.54	29,151	0.85	(1)	1.69	(1)	31
01/31/19	19.95	0.35	(0.98)	(0.63)	(0.38)	—	(1.11)	(1.49)	17.83	(3.13)	24,003	0.86		1.84		30
07/31/19@	17.83	0.19	1.19	1.38	—	—	—	—	19.21	7.74	23,638	0.86	†	2.06	†	13

SA MFS Total Return Portfolio — Class 3
01/31/15	17.84	0.37	1.17	1.54	(0.36)	—	—	(0.36)	19.02	8.70	339,088	0.94	(1)	1.95	(1)	31
01/31/16	19.02	0.35	(0.63)	(0.28)	(0.43)	—	—	(0.43)	18.31	(1.54)	296,540	0.94	(1)	1.80	(1)	38
01/31/17	18.31	0.36	1.89	2.25	(0.41)	—	(1.16)	(1.57)	18.99	12.47	311,860	0.95	(1)	1.90	(1)	32
01/31/18	18.99	0.31	2.16	2.47	(0.46)	—	(1.11)	(1.57)	19.89	13.38	332,869	0.95	(1)	1.59	(1)	31
01/31/19	19.89	0.33	(0.97)	(0.64)	(0.37)	—	(1.11)	(1.48)	17.77	(3.22)	299,400	0.96		1.74		30
07/31/19@	17.77	0.18	1.19	1.37	—	—	—	—	19.14	7.71	314,826	0.96	†	1.95	†	13

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

Portfolio	1/15	1/16	1/17	1/18
SA MFS Total Return Class 1	0.00%	0.00%	0.00%	0.00%
SA MFS Total Return Class 2	0.00	0.00	0.00	0.00
SA MFS Total Return Class 3	0.00	0.00	0.00	0.00

See Notes to Financial Statements

635

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA Mid Cap Index Portfolio — Class 1
02/06/17#- 01/31/18	$10.00	$0.11	$1.57	$1.68	$(0.09)	$—	$(0.07)	$(0.16)	$11.52	16.94%	$175,119	0.40	(1)%†	1.08	(1)%†	23%
01/31/19	11.52	0.11	(0.74)	(0.63)	(0.10)	—	(0.31)	(0.41)	10.48	(5.13)	242,067	0.40	(1)	1.01	(1)	25
07/31/19@	10.48	0.07	0.75	0.82	—	—	—	—	11.30	7.82	274,960	0.38	†	1.31	†	4

SA Mid Cap Index Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.08	1.57	1.65	(0.07)	—	(0.07)	(0.14)	11.51	16.60	358	0.65	(1)†	0.83	(1)†	23
01/31/19	11.51	0.08	(0.74)	(0.66)	(0.07)	—	(0.31)	(0.38)	10.47	(5.39)	2,665	0.65	(1)	0.79	(1)	25
07/31/19@	10.47	0.05	0.76	0.81	—	—	—	—	11.28	7.74	5,434	0.63	†	1.04	†	4

SA Morgan Stanley International Equities Portfolio — Class 1
01/31/15	9.89	0.23	(0.45)	(0.22)	(0.16)	—	—	(0.16)	9.51	(2.16)	67,362	0.93	(2)	2.31	(2)	99
01/31/16	9.51	0.12	(0.66)	(0.54)	(0.20)	—	—	(0.20)	8.77	(5.81)	240,105	0.90	(2)	1.30	(2)	27
01/31/17	8.77	0.16	0.26	0.42	(0.12)	—	—	(0.12)	9.07	4.73	303,787	0.89	(2)	1.80	(2)	33
01/31/18	9.07	0.14	2.24	2.38	(0.12)	—	—	(0.12)	11.33	26.39	419,078	0.87	(2)	1.37	(2)	33
01/31/19	11.33	0.21	(1.63)	(1.42)	(0.13)	—	(0.25)	(0.38)	9.53	(12.56)	320,376	0.89		2.04		29
07/31/19@	9.53	0.15	0.37	0.52	—	—	—	—	10.05	5.46	305,049	0.90	†	2.96	†	12

SA Morgan Stanley International Equities Portfolio — Class 2
01/31/15	9.84	0.22	(0.45)	(0.23)	(0.15)	—	—	(0.15)	9.46	(2.36)	15,454	1.08	(2)	2.20	(2)	99
01/31/16	9.46	0.16	(0.71)	(0.55)	(0.18)	—	—	(0.18)	8.73	(5.91)	12,593	1.06	(2)	1.68	(2)	27
01/31/17	8.73	0.17	0.23	0.40	(0.10)	—	—	(0.10)	9.03	4.55	10,917	1.04	(2)	1.87	(2)	33
01/31/18	9.03	0.14	2.22	2.36	(0.11)	—	—	(0.11)	11.28	26.20	11,974	1.02	(2)	1.35	(2)	33
01/31/19	11.28	0.19	(1.61)	(1.42)	(0.12)	—	(0.25)	(0.37)	9.49	(12.68)	9,073	1.04		1.87		29
07/31/19@	9.49	0.14	0.37	0.51	—	—	—	—	10.00	5.37	8,987	1.05	†	2.77	†	12

SA Morgan Stanley International Equities Portfolio — Class 3
01/31/15	9.82	0.21	(0.45)	(0.24)	(0.14)	—	—	(0.14)	9.44	(2.45)	169,194	1.18	(2)	2.07	(2)	99
01/31/16	9.44	0.15	(0.71)	(0.56)	(0.17)	—	—	(0.17)	8.71	(6.01)	145,583	1.16	(2)	1.55	(2)	27
01/31/17	8.71	0.15	0.24	0.39	(0.09)	—	—	(0.09)	9.01	4.47	148,419	1.14	(2)	1.69	(2)	33
01/31/18	9.01	0.13	2.21	2.34	(0.10)	—	—	(0.10)	11.25	26.05	159,607	1.12	(2)	1.25	(2)	33
01/31/19	11.25	0.18	(1.61)	(1.43)	(0.10)	—	(0.25)	(0.35)	9.47	(12.73)	128,582	1.14		1.75		29
07/31/19@	9.47	0.13	0.37	0.50	—	—	—	—	9.97	5.28	127,666	1.15	†	2.68	†	12

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense deductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived fees and assumed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses		Net Investment Income (Loss)
Portfolio	01/18†	1/19	01/18†	1/19
SA Mid Cap Index Class 1	0.42%	0.39%	1.07%	1.02%
SA Mid Cap Index Class 3	0.84	0.64	0.64	0.80

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/15	1/16	1/17	1/18
SA Morgan Stanley International Equities Class 1	0.00%	0.01%	0.00%	0.00%
SA Morgan Stanley International Equities Class 2	0.00	0.01	0.00	0.00
SA Morgan Stanley International Equities Class 3	0.00	0.01	0.00	0.00

See Notes to Financial Statements

636

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Oppenheimer Main Street Large Cap Portfolio — Class 1
01/31/15	$16.82	$0.15	$1.65	$1.80	$(0.07)	$—	$—	$(0.07)	$18.55	10.74%	$170,420	0.82%		0.81%		54%
01/31/16	18.55	0.20	0.03	0.23	(0.12)	—	(0.86)	(0.98)	17.80	1.05	225,320	0.80		1.08		52
01/31/17	17.80	0.23	3.16	3.39	(0.15)	—	(0.63)	(0.78)	20.41	19.34	299,651	0.78		1.19		32
01/31/18	20.41	0.24	3.79	4.03	(0.23)	—	(0.54)	(0.77)	23.67	20.02	364,981	0.77		1.09		43
01/31/19	23.67	0.27	(1.17)	(0.90)	(0.26)	—	(1.41)	(1.67)	21.10	(4.03)	305,771	0.78		1.08		65
07/31/19@	21.10	0.14	2.66	2.80	—	—	—	—	23.90	13.27	328,505	0.78	†	1.24	†	24

SA Oppenheimer Main Street Large Cap Portfolio — Class 2
01/31/15	16.80	0.12	1.65	1.77	(0.05)	—	—	(0.05)	18.52	10.55	5,759	0.97		0.66		54
01/31/16	18.52	0.18	0.02	0.20	(0.08)	—	(0.86)	(0.94)	17.78	0.93	5,128	0.95		0.92		52
01/31/17	17.78	0.21	3.16	3.37	(0.12)	—	(0.63)	(0.75)	20.40	19.21	4,649	0.93		1.05		32
01/31/18	20.40	0.21	3.78	3.99	(0.19)	—	(0.54)	(0.73)	23.66	19.82	4,324	0.92		0.97		43
01/31/19	23.66	0.23	(1.17)	(0.94)	(0.22)	—	(1.41)	(1.63)	21.09	(4.21)	3,732	0.93		0.93		65
07/31/19@	21.09	0.13	2.66	2.79	—	—	—	—	23.88	13.23	3,622	0.93	†	1.11	†	24

SA Oppenheimer Main Street Large Cap Portfolio — Class 3
01/31/15	16.77	0.10	1.65	1.75	(0.04)	—	—	(0.04)	18.48	10.42	79,979	1.07		0.56		54
01/31/16	18.48	0.16	0.02	0.18	(0.07)	—	(0.86)	(0.93)	17.73	0.83	79,840	1.05		0.82		52
01/31/17	17.73	0.18	3.16	3.34	(0.11)	—	(0.63)	(0.74)	20.33	19.08	96,682	1.03		0.95		32
01/31/18	20.33	0.19	3.76	3.95	(0.18)	—	(0.54)	(0.72)	23.56	19.69	107,322	1.02		0.85		43
01/31/19	23.56	0.21	(1.16)	(0.95)	(0.20)	—	(1.41)	(1.61)	21.00	(4.26)	94,762	1.03		0.83		65
07/31/19@	21.00	0.11	2.65	2.76	—	—	—	—	23.76	13.14	99,284	1.03	†	1.00	†	24

SA PIMCO VCP Tactical Balanced Portfolio — Class 1
09/26/16#- 01/31/17	11.08	0.00	0.21	0.21	—	—	—	—	11.29	1.90	102	0.91	†	0.06	†	150
01/31/18	11.29	0.08	2.05	2.13	(0.03)	—	(0.60)	(0.63)	12.79	19.25	121	0.89		0.66		458
01/31/19	12.79	0.17	(0.92)	(0.75)	(0.38)	—	(1.74)	(2.12)	9.92	(6.13)	114	0.90		1.44		292
07/31/19@	9.92	0.09	0.68	0.77	—	—	—	—	10.69	7.76	123	0.90	†	1.82	†	167

SA PIMCO VCP Tactical Balanced Portfolio — Class 3
01/31/15	10.34	(0.05)	0.72	0.67	—	—	(0.39)	(0.39)	10.62	6.46	222,442	1.16	(1)	(0.49	)(1)	55
01/31/16	10.62	(0.04)	(0.49)	(0.53)	—	—	(0.00)	(0.00)	10.09	(4.97)	572,776	1.16	(1)	(0.42	)(1)	66
01/31/17	10.09	(0.01)	1.20	1.19	—	—	—	—	11.28	11.79	1,069,950	1.16	(1)	(0.12	)(1)	150
01/31/18	11.28	0.05	2.04	2.09	(0.02)	—	(0.60)	(0.62)	12.75	18.91	1,364,617	1.14	(1)	0.41	(1)	458
01/31/19	12.75	0.14	(0.91)	(0.77)	(0.35)	—	(1.74)	(2.09)	9.89	(6.30)	1,238,685	1.15		1.18		292
07/31/19@	9.89	0.08	0.67	0.75	—	—	—	—	10.64	7.58	1,295,417	1.15	†	1.56	†	167

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses				Net Investment Income (Loss)
Portfolio	1/15	1/16	1/17	1/18	1/15	1/16	1/17	1/18
SA PIMCO VCP Tactical Balanced Class 3	1.22%	1.16%	1.15%	1.14%	(0.54)%	(0.42)%	(0.11)%	0.41%

See Notes to Financial Statements

637

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA PineBridge High-Yield Bond Portfolio — Class 1
01/31/15	$6.04	$0.35	$(0.29)	$0.06	$(0.31)	$—	$—	$(0.31)	$5.79	0.99%	$288,427	0.65%		5.82%		71%
01/31/16	5.79	0.35	(0.72)	(0.37)	(0.31)	—	—	(0.31)	5.11	(6.69)	307,191	0.64		6.13		78
01/31/17	5.11	0.37	0.76	1.13	(0.39)	—	—	(0.39)	5.85	22.47	294,382	0.64		6.67		108
01/31/18	5.85	0.35	0.13	0.48	(0.55)	—	—	(0.55)	5.78	8.30	188,572	0.65		5.75		99
01/31/19	5.78	0.33	(0.32)	0.01	(0.40)	—	—	(0.40)	5.39	0.14	172,043	0.67		5.91		74
07/31/19@	5.39	0.17	0.20	0.37	—	—	—	—	5.76	6.86	170,878	0.67	†	6.09	†	39

SA PineBridge High-Yield Bond Portfolio — Class 2
01/31/15	6.03	0.35	(0.30)	0.05	(0.30)	—	—	(0.30)	5.78	0.81	12,841	0.80		5.68		71
01/31/16	5.78	0.34	(0.72)	(0.38)	(0.30)	—	—	(0.30)	5.10	(6.89)	10,267	0.79		5.97		78
01/31/17	5.10	0.36	0.77	1.13	(0.38)	—	—	(0.38)	5.85	22.51	10,121	0.79		6.51		108
01/31/18	5.85	0.33	0.13	0.46	(0.54)	—	—	(0.54)	5.77	7.94	9,398	0.80		5.54		99
01/31/19	5.77	0.33	(0.33)	(0.00)	(0.39)	—	—	(0.39)	5.38	(0.05)	7,944	0.82		5.75		74
07/31/19@	5.38	0.17	0.20	0.37	—	—	—	—	5.75	6.88	7,859	0.82	†	5.93	†	39

SA PineBridge High-Yield Bond Portfolio — Class 3
01/31/15	6.00	0.34	(0.29)	0.05	(0.30)	—	—	(0.30)	5.75	0.73	190,077	0.90		5.57		71
01/31/16	5.75	0.33	(0.70)	(0.37)	(0.30)	—	—	(0.30)	5.08	(6.82)	191,653	0.89		5.88		78
01/31/17	5.08	0.36	0.74	1.10	(0.37)	—	—	(0.37)	5.81	22.08	184,479	0.88		6.42		108
01/31/18	5.81	0.32	0.15	0.47	(0.54)	—	—	(0.54)	5.74	8.05	179,644	0.90		5.45		99
01/31/19	5.74	0.32	(0.33)	(0.01)	(0.38)	—	—	(0.38)	5.35	(0.15)	153,660	0.92		5.65		74
07/31/19@	5.35	0.16	0.20	0.36	—	—	—	—	5.71	6.73	155,177	0.92	†	5.84	†	39

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited

See Notes to Financial Statements

638

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(2)		Ratio of net investment income (loss) to average net assets(2)		Portfolio turnover

SA Putnam International Growth and Income Portfolio — Class 1
01/31/15	$10.32	$0.31	$(0.92)	$(0.61)	$(0.19)	$—	$—	$(0.19)	$9.52	(5.88)%	$210,646	0.93	%(1)	2.97	%(1)	53%
01/31/16	9.52	0.17	(0.71)	(0.54)	(0.26)	—	—	(0.26)	8.72	(5.91)	192,684	0.94	(1)	1.78	(1)	31
01/31/17	8.72	0.19	0.62	0.81	(0.17)	—	—	(0.17)	9.36	9.34	193,538	0.94	(1)	2.12	(1)	24
01/31/18	9.36	0.22	2.37	2.59	(0.16)	—	—	(0.16)	11.79	27.84	185,609	0.95	(1)	2.10	(1)	14
01/31/19	11.79	0.27	(2.27)	(2.00)	(0.34)	—	—	(0.34)	9.45	(17.07)	132,405	0.99	(1)	2.55	(1)	21
07/31/19@	9.45	0.20	0.05	0.25	—	—	—	—	9.70	2.65	129,187	1.01	†	4.06	†	8

SA Putnam International Growth and Income Portfolio — Class 2
01/31/15	10.36	0.34	(0.97)	(0.63)	(0.18)	—	—	(0.18)	9.55	(6.13)	7,428	1.08	(1)	3.22	(1)	53
01/31/16	9.55	0.17	(0.73)	(0.56)	(0.24)	—	—	(0.24)	8.75	(6.07)	5,928	1.08	(1)	1.70	(1)	31
01/31/17	8.75	0.18	0.63	0.81	(0.15)	—	—	(0.15)	9.41	9.34	5,764	1.09	(1)	1.98	(1)	24
01/31/18	9.41	0.21	2.37	2.58	(0.15)	—	—	(0.15)	11.84	27.50	6,383	1.10	(1)	1.99	(1)	14
01/31/19	11.84	0.26	(2.28)	(2.02)	(0.32)	—	—	(0.32)	9.50	(17.16)	4,517	1.14	(1)	2.43	(1)	21
07/31/19@	9.50	0.19	0.06	0.25	—	—	—	—	9.75	2.63	4,469	1.16	†	3.90	†	8

SA Putnam International Growth and Income Portfolio — Class 3
01/31/15	10.33	0.32	(0.96)	(0.64)	(0.16)	—	—	(0.16)	9.53	(6.18)	172,174	1.18	(1)	3.10	(1)	53
01/31/16	9.53	0.16	(0.73)	(0.57)	(0.23)	—	—	(0.23)	8.73	(6.18)	142,252	1.18	(1)	1.59	(1)	31
01/31/17	8.73	0.17	0.62	0.79	(0.14)	—	—	(0.14)	9.38	9.14	141,664	1.19	(1)	1.87	(1)	24
01/31/18	9.38	0.20	2.37	2.57	(0.14)	—	—	(0.14)	11.81	27.46	145,565	1.20	(1)	1.90	(1)	14
01/31/19	11.81	0.24	(2.27)	(2.03)	(0.30)	—	—	(0.30)	9.48	(17.22)	109,696	1.24	(1)	2.30	(1)	21
07/31/19@	9.48	0.19	0.05	0.24	—	—	—	—	9.72	2.53	105,291	1.26	†	3.82	†	8

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/15	1/16	1/17	1/18	1/19
SA Putnam International Growth and Income Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA Putnam International Growth and Income Class 2	0.00	0.00	0.00	0.00	0.00
SA Putnam International Growth and Income Class 3	0.00	0.00	0.00	0.00	0.00

(2)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income (Loss)
Portfolio	1/15(1)	1/16(1)	1/17(1)	1/18(1)	1/19(1)	7/19†@	1/15(1)	1/16(1)	1/17(1)	1/18(1)	1/19(1)	7/19†@
SA Putnam International Growth and Income Class 1	0.98%	0.99%	0.99%	1.00%	1.04%	1.06%	2.92%	1.73%	2.07%	2.05%	2.50%	4.01%
SA Putnam International Growth and Income Class 2	1.13	1.13	1.14	1.15	1.19	1.21	3.17	1.65	1.93	1.94	2.38	3.85
SA Putnam International Growth and Income Class 3	1.23	1.23	1.24	1.25	1.29	1.31	3.05	1.54	1.82	1.85	2.25	3.77

See Notes to Financial Statements

639

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA Schroders VCP Global Allocation Portfolio — Class 1
09/26/16#- 01/31/17	$10.85	$0.03	$0.19	$0.22	$—	$—	$(0.16)	$(0.16)	$10.91	1.97%		$102	0.90	%†	0.82	%†	110%
01/31/18	10.91	0.15	1.57	1.72	—	—	(0.13)	(0.13)	12.50	15.82		118	0.90		1.31		108
01/31/19	12.50	0.23	(1.06)	(0.83)	(0.32)	—	(0.90)	(1.22)	10.45	(6.75	)(2)	183	0.90		2.07		85
07/31/19@	10.45	0.11	0.64	0.75	—	—	—	—	11.20	7.18		276	0.90	†	2.05	†	43

SA Schroders VCP Global Allocation Portfolio — Class 3
01/25/16#-01/31/16	10.00	(0.00)	0.15	0.15	—	—	—	—	10.15	1.50		12,374	1.15	†	(0.73	)†	0
01/31/17	10.15	0.05	0.86	0.91	—	—	(0.16)	(0.16)	10.90	8.95		407,509	1.15		0.46		110
01/31/18	10.90	0.12	1.56	1.68	—	—	(0.13)	(0.13)	12.45	15.46		625,739	1.15		1.08		108
01/31/19	12.45	0.20	(1.05)	(0.85)	(0.24)	—	(0.90)	(1.14)	10.46	(6.91	)(2)	578,418	1.15		1.75		85
07/31/19@	10.46	0.10	0.63	0.73	—	—	—	—	11.19	6.98		604,782	1.15	†	1.84	†	43

SA Small Cap Index Portfolio — Class 1
02/06/17#- 01/31/18	10.00	0.08	1.71	1.79	(0.07)	—	(0.07)	(0.14)	11.65	17.94		169,759	0.45	†	0.76	†	14
01/31/19	11.65	0.07	(0.60)	(0.53)	(0.08)	—	(0.41)	(0.49)	10.63	(4.19)		225,538	0.45		0.65		21
07/31/19@	10.63	0.05	0.52	0.57	—	—	—	—	11.20	5.36		224,695	0.45	†	0.95	†	18

SA Small Cap Index Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.04	1.72	1.76	(0.05)	—	(0.07)	(0.12)	11.64	17.61		335	0.70	†	0.40	†	14
01/31/19	11.64	0.05	(0.61)	(0.56)	(0.05)	—	(0.41)	(0.46)	10.62	(4.44)		2,705	0.70		0.41		21
07/31/19@	10.62	0.04	0.52	0.56	—	—	—	—	11.18	5.27		4,857	0.70	†	0.69	†	18

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses							Net Investment Income (Loss)
Portfolio	1/16		1/17		1/18	1/19	7/19†@	1/16		1/17		1/18	1/19	7/19†@
SA Schroders VCP Global Allocation Class 1	—%		0.94	%†	0.90%	0.91%	0.90%	—%		0.78	%†	1.31%	2.06%	2.04%
SA Schroders VCP Global Allocation Class 3	12.10	†	1.24		1.15	1.15	1.15	11.68	†	0.37		1.08	1.75	1.84
SA Small Cap Index Class 1	—		—		0.56	0.46	0.45	—		—		0.64	0.64	0.95
SA Small Cap Index Class 3	—		—		0.95	0.70	0.70	—		—		0.15	0.41	0.69
(2)	The Portfolio’s performance figure was increased by less than 0.01% from reimbursement of losses on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

640

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA T. Rowe Price Asset Allocation Growth Portfolio — Class 1
10/06/17#- 01/31/18	$10.00	$0.02	$0.73	$0.75	$(0.03)	$—	$—	$(0.03)	$10.72	7.56%		$111	0.81	%†(1)	0.69	%†(1)	13%
01/31/19	10.72	0.16	(0.48)	(0.32)	(0.12)	—	(0.04)	(0.16)	10.24	(2.93	)(3)	185	0.81	(1)	1.60	(1)	38
07/31/19@	10.24	0.09	0.78	0.87	—	—	—	—	11.11	8.50		219	0.81	†(1)	1.66	†(1)	18

SA T. Rowe Price Asset Allocation Growth Portfolio — Class 3
10/06/17#- 01/31/18	10.00	0.01	0.74	0.75	(0.03)	—	—	(0.03)	10.72	7.51		20,758	1.06	†(1)	0.44	†(1)	13
01/31/19	10.72	0.12	(0.47)	(0.35)	(0.07)	—	(0.04)	(0.11)	10.26	(3.20	)(3)	119,468	1.06	(1)	1.28	(1)	38
07/31/19@	10.26	0.07	0.79	0.86	—	—	—	—	11.12	8.38		172,724	1.06	†(1)	1.39	†(1)	18

SA T. Rowe Price VCP Balanced Portfolio — Class 1
09/26/16#- 01/31/17	10.68	0.03	0.25	0.28	(0.04)	—	—	(0.04)	10.92	2.65		103	0.90	†(1)	0.82	†(1)	45
01/31/18	10.92	0.15	2.25	2.40	(0.01)	—	(0.04)	(0.05)	13.27	22.00		125	0.88	(1)(2)	1.24	(1)(2)	50
01/31/19	13.27	0.22	(0.95)	(0.73)	(0.34)	(0.03)	(0.85)	(1.22)	11.32	(5.37)		184	0.82		1.79		56
07/31/19@	11.32	0.12	0.74	0.86	—	—	—	—	12.18	7.60		200	0.81	†	2.00	†	24

SA T. Rowe Price VCP Balanced Portfolio — Class 3
01/25/16#- 01/31/16	10.00	0.00	0.08	0.08	—	—	—	—	10.08	0.80		13,572	1.15	†(1)	(0.09	)†(1)	1
01/31/17	10.08	0.07	0.80	0.87	(0.04)	—	—	(0.04)	10.91	8.62		686,255	1.15	(1)	0.67	(1)	45
01/31/18	10.91	0.11	2.25	2.36	(0.00)	—	(0.04)	(0.04)	13.23	21.69		1,268,730	1.12	(1)(2)	0.96	(1)(2)	50
01/31/19	13.23	0.19	(0.93)	(0.74)	(0.27)	(0.03)	(0.85)	(1.15)	11.34	(5.55)		1,382,587	1.07		1.54		56
07/31/19@	11.34	0.10	0.75	0.85	—	—	—	—	12.19	7.50		1,502,637	1.06	†	1.75	†	24

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses								Net Investment Income (Loss)
Portfolio	1/16		1/17		1/18		1/19	7/19†@	1/16		1/17		1/18		1/19	7/19†@
SA T. Rowe Price Asset Allocation Growth Class 1	—%		—%		3.13	%†	1.30%	0.91%	—%		—%		(1.63	)%†	1.11%	1.56%
SA T. Rowe Price Asset Allocation Growth Class 3	—		—		3.42	†	1.52	1.16	—		—		(1.91	)†	0.82	1.29
SA T. Rowe Price VCP Balanced Class 1	—		0.92	†	0.83	(2)	—	—	—		0.80	†	1.28	(2)	—	—
SA T. Rowe Price VCP Balanced Class 3	15.65	†	1.27		1.08	(2)	—	—	(14.58	)†	0.55		1.00	(2)	—	—

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/18
SA T. Rowe Price VCP Balanced Class 1	0.00%
SA T. Rowe Price VCP Balanced Class 3	0.00

(3)	The Portfolio’s performance figure was increased by less than 0.01% from reimbursement of losses on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

641

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

SA Templeton Foreign Value Portfolio — Class 1
01/31/15	$16.42	$0.35	$(0.88)	$(0.53)	$(0.21)	$—	$—	$(0.21)	$15.68	(3.20)%	$528,744	0.83%		2.20%		8%
01/31/16	15.68	0.27	(1.95)	(1.68)	(0.35)	—	—	(0.35)	13.65	(11.01)	613,167	0.83		1.73		18
01/31/17	13.65	0.36	1.45	1.81	(0.28)	—	(0.28)	(0.56)	14.90	13.53	540,797	0.83		2.54		19
01/31/18	14.90	0.30	2.98	3.28	(0.45)	—	—	(0.45)	17.73	22.20	514,253	0.83		1.86		16
01/31/19	17.73	0.38	(2.91)	(2.53)	(0.77)	(0.01)	(0.35)	(1.13)	14.07	(14.07)	301,985	0.85		2.34		28
07/31/19@	14.07	0.28	(0.84)	(0.56)	—	—	—	—	13.51	(3.98)	280,294	0.87	†	4.06	†	20

SA Templeton Foreign Value Portfolio — Class 2
01/31/15	16.39	0.47	(1.02)	(0.55)	(0.18)	—	—	(0.18)	15.66	(3.33)	18,748	0.98		2.79		8
01/31/16	15.66	0.27	(1.97)	(1.70)	(0.32)	—	—	(0.32)	13.64	(11.13)	14,146	0.98		1.69		18
01/31/17	13.64	0.32	1.46	1.78	(0.25)	—	(0.28)	(0.53)	14.89	13.31	13,310	0.98		2.25		19
01/31/18	14.89	0.28	2.98	3.26	(0.42)	—	—	(0.42)	17.73	22.10	13,992	0.98		1.73		16
01/31/19	17.73	0.33	(2.89)	(2.56)	(0.72)	(0.01)	(0.35)	(1.08)	14.09	(14.25)	10,869	1.00		2.06		28
07/31/19@	14.09	0.27	(0.83)	(0.56)	—	—	—	—	13.53	(3.97)	9,666	1.02	†	3.92	†	20

SA Templeton Foreign Value Portfolio — Class 3
01/31/15	16.36	0.43	(0.99)	(0.56)	(0.17)	—	—	(0.17)	15.63	(3.42)	613,752	1.08		2.59		8
01/31/16	15.63	0.25	(1.98)	(1.73)	(0.30)	—	—	(0.30)	13.60	(11.29)	506,615	1.08		1.56		18
01/31/17	13.60	0.29	1.48	1.77	(0.24)	—	(0.28)	(0.52)	14.85	13.26	545,963	1.08		2.09		19
01/31/18	14.85	0.27	2.97	3.24	(0.41)	—	—	(0.41)	17.68	21.98	568,413	1.08		1.64		16
01/31/19	17.68	0.31	(2.87)	(2.56)	(0.69)	(0.01)	(0.35)	(1.05)	14.07	(14.30)	460,526	1.10		1.94		28
07/31/19@	14.07	0.26	(0.84)	(0.58)	—	—	—	—	13.49	(4.12)	431,374	1.12	†	3.82	†	20

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/15	1/16	1/17	1/18	1/19	7/19†@
SA Templeton Foreign Value Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Templeton Foreign Value Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA Templeton Foreign Value Class 3	0.00	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

642

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA VCP Dynamic Allocation Portfolio — Class 1
09/26/16#- 01/31/17	$12.20	$0.13	$0.11	$0.24	$—	$—	$—	$—	$12.44	1.97%	$102	0.21	%†(1)	3.16	%†(1)	20%
01/31/18	12.44	0.27	2.63	2.90	(0.16)	—	(0.29)	(0.45)	14.89	23.63	162	0.21	(1)	1.97	(1)	18
01/31/19	14.89	0.40	(1.26)	(0.86)	(0.58)	—	(1.58)	(2.16)	11.87	(5.68)	196	0.22	(1)	2.95	(1)	18
07/31/19@	11.87	0.01	1.03	1.04	—	—	—	—	12.91	8.76	211	0.22	†(1)	0.23	†(1)	5

SA VCP Dynamic Allocation Portfolio — Class 3
01/31/15	12.09	0.12	0.59	0.71	(0.07)	—	(0.09)	(0.16)	12.64	5.87	9,425,867	0.48		0.86		13
01/31/16	12.64	0.13	(1.13)	(1.00)	(0.12)	—	(0.10)	(0.22)	11.42	(7.99)	10,695,122	0.47		1.03		10
01/31/17	11.42	0.12	1.07	1.19	(0.18)	—	—	(0.18)	12.43	10.43	11,332,141	0.47	(1)	1.01	(1)	20
01/31/18	12.43	0.16	2.70	2.86	(0.15)	—	(0.29)	(0.44)	14.85	23.30	13,064,674	0.46	(1)	1.17	(1)	18
01/31/19	14.85	0.21	(1.09)	(0.88)	(0.49)	—	(1.58)	(2.07)	11.90	(5.87)	11,353,807	0.47	(1)	1.56	(1)	18
07/31/19@	11.90	(0.00)	1.02	1.02	—	—	—	—	12.92	8.57	11,700,323	0.47	†(1)	(0.02	)†(1)	5

SA VCP Dynamic Strategy Portfolio — Class 1
09/26/16#- 01/31/17	12.22	0.10	0.21	0.31	—	—	—	—	12.53	2.54	103	0.22	†(1)	2.32	†(1)	14
01/31/18	12.53	0.28	2.43	2.71	(0.16)	—	(0.28)	(0.44)	14.80	21.90	160	0.22	(1)	2.04	(1)	20
01/31/19	14.80	0.27	(1.16)	(0.89)	(0.61)	—	(1.27)	(1.88)	12.03	(5.98)	196	0.23	(1)	2.00	(1)	18
07/31/19@	12.03	0.01	0.97	0.98	—	—	—	—	13.01	8.15	210	0.23	†(1)	0.22	†(1)	5

SA VCP Dynamic Strategy Portfolio — Class 3
01/31/15	11.93	0.10	0.56	0.66	(0.05)	—	(0.00)	(0.05)	12.54	5.55	4,943,613	0.50		0.82		8
01/31/16	12.54	0.12	(1.06)	(0.94)	(0.09)	—	(0.01)	(0.10)	11.50	(7.49)	5,866,925	0.48		0.99		12
01/31/17	11.50	0.12	1.06	1.18	(0.17)	—	—	(0.17)	12.51	10.32	6,148,291	0.47	(1)	0.98	(1)	14
01/31/18	12.51	0.16	2.52	2.68	(0.15)	—	(0.28)	(0.43)	14.76	21.67	6,971,863	0.47	(1)	1.15	(1)	20
01/31/19	14.76	0.20	(1.11)	(0.91)	(0.51)	—	(1.27)	(1.78)	12.07	(6.11)	5,999,288	0.48	(1)	1.48	(1)	18
07/31/19@	12.07	(0.00)	0.96	0.96	—	—	—	—	13.03	7.95	6,150,445	0.48	†(1)	(0.04	)†(1)	5

SA VCP Index Allocation Portfolio — Class 1
10/06/17#- 01/31/2018	10.00	0.03	0.91	0.94	(0.04)	—	(0.01)	(0.05)	10.89	9.46	109	0.28	†(1)	0.79	†(1)	2
01/31/19	10.89	0.23	(0.92)	(0.69)	(0.31)	—	(0.02)	(0.33)	9.87	(6.12)	103	0.28	(1)	2.21	(1)	20
07/31/19@	9.87	0.01	0.80	0.81	—	—	—	—	10.68	8.21	111	0.28	†(1)	0.15	†(1)	5

SA VCP Index Allocation Portfolio — Class 3
10/06/17#- 01/31/2018	10.00	0.02	0.91	0.93	(0.03)	—	(0.01)	(0.04)	10.89	9.40	24,048	0.53	†(1)	0.78	†(1)	2
01/31/19	10.89	0.37	(1.08)	(0.71)	(0.26)	—	(0.02)	(0.28)	9.90	(6.32)	226,269	0.53	(1)	3.90	(1)	20
07/31/19@	9.90	(0.01)	0.80	0.79	—	—	—	—	10.69	7.98	309,842	0.53	†(1)	(0.10	)†(1)	5

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income (Loss)
Portfolio	1/17		1/18		1/19	7/19†@	1/17		1/18		1/19	7/19†@
SA VCP Dynamic Allocation Class 1	0.22	%†	0.22%		0.23%	0.23%	3.15	%†	1.96%		2.94%	0.22%
SA VCP Dynamic Allocation Class 3	0.47		0.47		0.48	0.48	1.00		1.16		1.55	(0.03)
SA VCP Dynamic Strategy Class 1	0.23	†	0.23		0.24	0.24	2.31	†	2.03		2.00	0.21
SA VCP Dynamic Strategy Class 3	0.48		0.48		0.49	0.49	0.98		1.14		1.47	(0.04)
SA VCP Index Allocation Class 1	—		2.53	†	0.38	0.24	—		(1.46	)†	2.10	0.19
SA VCP Index Allocation Class 3	—		2.34	†	0.56	0.49	—		(1.03	)†	3.86	(0.06)

See Notes to Financial Statements

643

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)	Portfolio turnover

SA WellsCap Aggressive Growth Portfolio — Class 1
01/31/15	$15.70	$(0.06)	$0.33	$0.27	$—	$—	$—	$—	$15.97	1.72%	$106,196	0.81%		(0.37)%	80%
01/31/16	15.97	(0.07)	(1.38)	(1.45)	—	—	—	—	14.52	(9.08)	105,081	0.80		(0.45)	89
01/31/17	14.52	(0.04)	3.41	3.37	—	—	—	—	17.89	23.21	63,155	0.83		(0.25)	75
01/31/18	17.89	(0.09)	5.89	5.80	—	—	—	—	23.69	32.42	75,184	0.84		(0.44)	73
01/31/19	23.69	(0.09)	(0.15)	(0.24)	—	—	(3.34)	(3.34)	20.11	(1.16)	83,558	0.83		(0.42)	72
07/31/19@	20.11	(0.06)	5.03	4.97	—	—	—	—	25.08	24.71	98,659	0.81	†	(0.54)†	41

SA WellsCap Aggressive Growth Portfolio — Class 2
01/31/15	15.54	(0.08)	0.32	0.24	—	—	—	—	15.78	1.54	3,322	0.96		(0.54)	80
01/31/16	15.78	(0.10)	(1.35)	(1.45)	—	—	—	—	14.33	(9.19)	2,918	0.95		(0.60)	89
01/31/17	14.33	(0.06)	3.35	3.29	—	—	—	—	17.62	22.96	2,970	0.98		(0.43)	75
01/31/18	17.62	(0.12)	5.81	5.69	—	—	—	—	23.31	32.29	3,313	0.99		(0.59)	73
01/31/19	23.31	(0.13)	(0.15)	(0.28)	—	—	(3.34)	(3.34)	19.69	(1.36)	2,953	0.98		(0.58)	72
07/31/19@	19.69	(0.08)	4.94	4.86	—	—	—	—	24.55	24.68	3,501	0.96	†	(0.69)†	41

SA WellsCap Aggressive Growth Portfolio — Class 3
01/31/15	15.39	(0.10)	0.33	0.23	—	—	—	—	15.62	1.49	28,865	1.06		(0.63)	80
01/31/16	15.62	(0.11)	(1.34)	(1.45)	—	—	—	—	14.17	(9.28)	24,872	1.04		(0.69)	89
01/31/17	14.17	(0.08)	3.32	3.24	—	—	—	—	17.41	22.87	26,485	1.08		(0.53)	75
01/31/18	17.41	(0.14)	5.73	5.59	—	—	—	—	23.00	32.11	31,441	1.09		(0.69)	73
01/31/19	23.00	(0.15)	(0.14)	(0.29)	—	—	(3.34)	(3.34)	19.37	(1.43)	27,979	1.08		(0.67)	72
07/31/19@	19.37	(0.09)	4.86	4.77	—	—	—	—	24.14	24.63	31,725	1.06	†	(0.79)†	41

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/15	1/16	1/17	1/18	1/19	7/19†@
SA WellsCap Aggressive Growth Class 1	0.01%	0.01%	0.02%	0.00%	0.01%	0.00%
SA WellsCap Aggressive Growth Class 2	0.01	0.01	0.02	0.00	0.01	0.00
SA WellsCap Aggressive Growth Class 3	0.01	0.01	0.02	0.00	0.01	0.00

See Notes to Financial Statements

644

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

July 31, 2019 (unaudited)

At a meeting held on March 27, 2019, the Board of Trustees (the “Board”), including the Independent Trustees (i.e., the Trustees that are not interested persons of SunAmerica Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), approved new subadvisory agreements (each, a “New Subadvisory Agreement” and together, the “New Subadvisory Agreements”) between SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”) and AllianceBernstein L.P. (“AB”) with respect to the SA AB Growth Portfolio, SA AB Small & Mid Cap Value Portfolio, SA VCP Dynamic Allocation Portfolio and SA VCP Dynamic Strategy Portfolio, each a series of the Trust (each, a “Portfolio” and collectively, the “Portfolios”).

The New Subadvisory Agreements with AB, the existing subadviser to the Portfolios, were considered as a result of the anticipated organizational change of control of AB (a “Change of Control Event”) that would result from the planned divestment by AXA, S.A. (“AXA”) of its controlling interest in AXA Equitable Holdings, Inc. (“Equitable”), the indirect parent company of AB. The change of control of AB resulting from a Change of Control Event will effectively constitute an “assignment,” as that term is defined by Section 2(a)(4) of the 1940 Act. As required by Section 15(a)(4) of the 1940 Act, the current subadvisory agreement (the “Current Subadvisory Agreement”) between SAAMCo and AB provides for its automatic termination upon its assignment and therefore will terminate upon the consummation of a Change of Control Event. Because two Change of Control Events could occur if AXA were to divest two 25% blocks of Equitable common stock, the Board approved two New Subadvisory Agreements between SAAMCo and AB with respect to the Portfolios, subject to (i) no other single person, or group acting together, purchasing more than 25% of the shares of Equitable common stock or otherwise being determined to have gained control of AB, and (ii) no later than the date of a Change of Control Event, AB informing SAAMCo of the occurrence of the Change of Control Event and, at that time, providing the Portfolios with reasonable assurances that there have been no material changes to the nature, quality and extent of services to be provided by AB.

In connection with the approval of the New Subadvisory Agreements, the Board received materials related to certain factors used in its consideration of whether to approve the New Subadvisory Agreements. Those factors included:

(1)	the requirements of the Portfolios in the areas of investment supervisory and administrative services;

(2)	the nature, extent and quality of the investment advisory and administrative services expected to be provided by AB;

(3)	the size and structure of the subadvisory fees and any other material payments to AB;

(4)	the organizational capability and financial condition of AB and its affiliates, including with respect to the organizational and financial impacts of a Change of Control Event;

(5)	the possibility that services of the type required by the Trust might be better obtained from other organizations; and

(6)	the fees to be paid by the Adviser to AB for managing the Portfolios.

In addition, the Board considered (a) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; (b) the profitability of AB and the amounts retained by SAAMCo; and (c) information regarding AB’s compliance and regulatory history. The Board also took into account extensive information from AB regarding its services provided to the Trust, which materials the Board reviewed at its October 10, 2018 meeting (the “October Meeting”) in connection with its consideration of the renewal of the Current Subadvisory Agreement.

The Independent Trustees were separately represented by counsel that is independent of SAAMCo and AB in connection with their consideration of approval of the New Subadvisory Agreements. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which such independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Trust’s subadvisory fees compared to subadvisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable (the “Subadvised Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data. The Board also received performance data and expense information prepared by management. In addition, the Board considered expenses and performance of AB with respect to accounts and mutual funds that have comparable investment objectives and strategies to the Portfolios.

Nature, Extent and Quality of Services Provided by AB.

The Board, including the Independent Trustees, considered the nature, quality and extent of services expected to be provided by AB. In making its evaluation, the Board considered that SAAMCo acts as adviser for the Portfolios, manages the daily business affairs of the Trust, and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies and provides oversight with respect to the daily management of the Portfolios’ assets, subject to the Trustees’ oversight and control. It was also noted that SAAMCo’s advisory fees compensate SAAMCo for services such as monitoring portfolio performance, selecting and replacing subadvisers, determining asset allocations among each series of the Trust and ensuring that a subadviser’s style adheres to the prospectus and statement of additional information as well as other administrative, compliance and legal services or requirements.

645

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

July 31, 2019 (unaudited) — (continued)

With respect to AB, the Board noted that the services currently provided by AB for the Portfolios will not change under the New Subadvisory Agreements. The Board further noted that AB would continue to be responsible for providing investment management services on a day-to-day basis. In such role, AB will (i) manage the investment and reinvestment of each Portfolio’s assets; (ii) determine the securities to be purchased or sold and execute such documents on behalf of each Portfolio as may be necessary in connection with its management thereof; (iii) provide SAAMCo with records concerning its activities; and (iv) render regular reports to SAAMCo and to officers and Trustees of the Trust concerning its discharge of the foregoing responsibilities. The Board reviewed AB’s history, structure and size, and investment experience. The Board was informed that in management’s judgment, AB has the size, viability and resources to attract and retain highly qualified investment professionals. The Board reviewed the qualifications, background and responsibilities of the staff of AB that would be responsible for providing investment management services to the Portfolios as well as current and projected staffing levels. The Board considered that the personnel of AB that would be responsible for advising each Portfolio, including the key personnel that will be involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios, will not change as a result of a Change of Control Event. The Board also considered that the investment strategies and techniques utilized by those personnel will not change as a result of a Change of Control Event. The Board noted that the continuity of the Portfolios’ day-to-day investment management and operations is therefore expected to remain intact.

The Board also reviewed and considered AB’s compliance and regulatory history, including information about whether it has been involved in any litigation, regulatory actions or investigations that could impair its ability to continue to serve as subadviser to the Portfolios. The Board considered AB’s risk assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on AB’s ability to provide services to the Trust.

The Board concluded that it was satisfied with the nature, quality and extent of the services expected to be provided by AB and that there was a reasonable basis on which to conclude that AB would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance

The Board, including the Independent Trustees, received and reviewed information regarding each Portfolio’s subadvisory fees (actual and contractual) compared against such fees of its Subadvised Expense Group/Universe. It was noted that with respect to subadvisory fees, SAAMCo negotiates such fees at arm’s length. The Board also considered that the subadvisory fees are paid by SAAMCo out of its advisory fee and not by the Portfolios, and that subadvisory fees may vary widely within a Subadvised Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid by SAAMCo and the amount of the management fees which it retained, noting that there will be no change in the management fee paid by each Portfolio to SAAMCo. The Board also noted that the subadvisory fee rates to be paid by SAAMCo to AB under the New Subadvisory Agreements are the same as those under the Current Subadvisory Agreement. The Board determined that these amounts were reasonable in light of the services performed by SAAMCo and AB, respectively.

The Board noted that in considering the reasonableness of the subadvisory fees, it had considered extensive expense and performance information during its consideration of the renewal of the Current Subadvisory Agreement at the October Meeting. The Board noted that it had received a report prepared independently by Broadridge Financial Solutions, Inc. (“Broadridge”), as well as information provided by management. The Board also noted that it had considered advisory fees received by AB with respect to other mutual funds and accounts with similar investment strategies to the Portfolios as well as performance data from management and AB with respect to the Portfolios and any other mutual funds or other accounts advised or subadvised by AB with similar investment objectives and/or strategies, as applicable.

On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to each Portfolio’s overall performance, performance relative to the Portfolio’s benchmark and Morningstar and Broadridge peer groups, and a subadviser’s performance within a portfolio. The Board also considered that management makes particular note of any portfolio that may require closer monitoring or potential corrective action by the Board. The Trustees noted that the expense and performance information as a whole was useful in assessing whether AB will provide services at a cost that is competitive with other similar funds.

Profitability, Economies of Scale and Other Benefits Derived.

The Board noted that the subadvisory fees paid pursuant to each New Subadvisory Agreement are paid by SAAMCo out of its advisory fees. The Trustees also relied on the ability of SAAMCo to negotiate the New Subadvisory Agreements and the fees thereunder at arm’s length. The Board determined that the profitability to AB in connection with its relationship with the Portfolios is therefore not a material factor in its consideration of the New Subadvisory Agreements.

646

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

July 31, 2019 (unaudited) — (continued)

The Board noted that it had previously received and considered information regarding economies of scale expected to be achieved by the Trust in connection with the consideration of the renewal of the Current Subadvisory Agreement. The Board considered that each New Subadvisory Agreement also contains breakpoints in the fee schedule; however, since SAAMCo, and not the Trust, is responsible for the payment of the fees pursuant to the New Subadvisory Agreement, the Trust does not directly benefit from any reduction in subadvisory fee rates. The Board also considered other potential indirect benefits to AB as a result of its relationship with the Portfolios, which could include research benefits obtained by trading the Portfolios’ assets, economies of scale, reputational benefits, and the potential for future mandates. For similar reasons as stated above with respect to AB’s profitability, the Board concluded that the potential for economies of scale and other indirect benefits to AB in its management of the Portfolios are not a material factor in its consideration at this time.

Terms of New Subadvisory Agreements.

The Board, including the Independent Trustees, reviewed the terms and conditions of the New Subadvisory Agreements, including the duties and responsibilities undertaken by SAAMCo and AB as discussed above. The Board also considered that the material terms of each New Subadvisory Agreement are identical to the terms of the Current Subadvisory Agreement.

Conclusions.

In reaching its decision to recommend the approval of the New Subadvisory Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that AB possesses the capability and resources to perform the duties required of it under the New Subadvisory Agreements.

Further, based upon its review of the New Subadvisory Agreements, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the New Subadvisory Agreements are reasonable, fair and in the best interest of each Portfolio and its shareholders, and (2) the subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

647

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

July 31, 2019 (unaudited)

At a meeting held on November 29, 2018, the Board of Trustees (the “Board”), including the Trustees that are not interested persons of SunAmerica Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved for an initial two-year term the Investment Management and Advisory Agreement between SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”) and the Trust (the “Advisory Agreement”) with respect to the SA Fidelity Institutional AMSM International Growth Portfolio (the “Portfolio”) and the Subadvisory Agreement between SAAMCo and FIAM, LLC (“FIAM” or the “Subadviser”). In addition, the Board approved an Expense Limitation Agreement between SAAMCo and the Trust with respect to the Portfolio, to be effective from the Portfolio’s inception through April 30, 2020. The Advisory Agreement, Subadvisory Agreements and Expense Limitation Agreement are referred to collectively herein as the “Advisory Contracts.”

In connection with the approval of the Advisory Contracts, the Board received materials related to certain factors used in its consideration whether to approve the Advisory Contracts. Those factors included:

(1)	the requirements of the Portfolio in the areas of investment supervisory and administrative services;

(2)	the nature, extent and quality of the investment advisory, administrative, operational and compliance services to be provided by SAAMCo, including a review of the potential performance of the Portfolio, and SAAMCo’s oversight of the Subadviser;

(3)	the size and structure of the investment advisory fee and any other material payments to be made to the Adviser and Subadviser and, in connection therewith, a review of the costs of services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Portfolio;

(4)	the expenses to be paid by the Portfolio, including its expected total operating expenses and any applicable expense limitation;

(5)	the extent to which the Adviser realizes economies of scale and shares them with the Trust;

(6)	the organizational capability, resources, personnel and financial condition of the Adviser and Subadviser and their affiliates; and

(7)	the fees to be paid by the Adviser to the Subadviser for managing the Portfolio.

In addition, the Board considered (a) the historical relationship between the Trust and SAAMCo; (b) the possibility that services of the type required by the Portfolio might be better obtained from other organizations; (c) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; and (d) the reasonableness of the amount of the fee to be retained by the Adviser in light of the services to be provided by the Adviser and the Subadviser. The Board also took into account extensive information from SAAMCo regarding its services provided to the Trust, which materials the Board reviewed at its October 10, 2018, meeting in connection with its consideration of the renewal of the Advisory Agreement with respect to the Trust’s existing Portfolios (the “Trust Advisory Agreement”).

The Independent Trustees were separately represented by counsel that is independent of SAAMCo and the Subadviser in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Trustees in executive session during which their independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Portfolio’s proposed advisory and subadvisory fees compared to advisory and subadvisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable (respectively, the “Expense Group/Universe” and the “Subadvised Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data. The Board also received performance data and expense information prepared by management.

Nature, Extent and Quality of Services.

The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by SAAMCo to the Trust and to be provided by SAAMCo and FIAM to the Portfolio. In making its evaluation, the Board considered that SAAMCo will act as adviser for the Portfolio, manage the daily business affairs of the Trust, and obtain and evaluate economic, statistical and financial information to formulate and implement investment policies and provide oversight with respect to the daily management of the Portfolio’s assets allocated to the Subadviser, subject to the Trustees’ oversight and control. It was also noted that SAAMCo’s advisory fees will compensate SAAMCo for services such as monitoring Portfolio performance, selecting and replacing subadvisers, and ensuring that the Subadviser’s style adheres to the prospectus and statement of additional information as well as other administrative, compliance and legal services.

The Board noted that SAAMCo is responsible for overseeing the performance of services by the Trust’s custodian, transfer agent and dividend disbursing agent. The Board also noted that SAAMCo is responsible for the financial, legal and accounting records required

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to be maintained by the Portfolio and for the administration of the Trust’s business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any of the Trust’s portfolios) and such executive and other personnel as may be necessary for the operations of the Portfolio. The Board considered that SAAMCo monitors and reviews the activities of third-party service providers that may provide additional administrative services.

In addition, the Board considered the key personnel of SAAMCo that will be involved in the investment management, administration, compliance and risk management activities with respect to the Portfolio. The Board also considered the compensation program for SAAMCo’s investment professionals.

With respect to the Subadviser, the Board noted that FIAM will be responsible for providing investment management services on a day-to-day basis. In such role, FIAM will (i) determine the securities to be purchased or sold and execute such documents on behalf of the Portfolio as may be necessary in connection therewith; (ii) provide SAAMCo with records concerning its activities; and (iii) render regular reports to SAAMCo and to officers and Trustees of the Trust concerning their discharge of the foregoing responsibilities. The Board reviewed the history, structure and size, and investment experience of the Subadviser. The Board considered the personnel of the Subadviser that will be involved in the investment management, administration, compliance and risk management activities with respect to the Portfolio, as well as current and projected staffing levels and compensation practices. The Board was informed that in management’s judgment, the Subadviser has the size, viability and resources to attract and retain highly qualified investment professionals.

The Board reviewed the qualifications, background and responsibilities of SAAMCo’s staff and the Subadviser’s staff who will be responsible for providing investment management services to the Portfolio and other key personnel of SAAMCo in addition to current and projected staffing levels and compensation practices.

The Board considered SAAMCo’s reputation and long-standing relationship with the Trust and considered the Trust’s relationship with affiliated life insurance companies that will offer the Portfolio through variable annuity and variable life insurance products. The Board considered SAAMCo’s experience in providing management and investment advisory and administrative services to advisory clients. The Board also considered SAAMCo’s code of ethics and its risk management process, and that SAAMCo has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Trust’s portfolios as set forth in the Trust’s registration statement.

The Board also reviewed and considered SAAMCo’s and the Subadviser’s compliance and regulatory history, including information about whether any were involved in any litigation, regulatory actions or investigations that could impair their ability to serve as an adviser or subadviser to the Portfolio. The Board considered SAAMCo’s and the Subadviser’s risk assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on SAAMCo’s or the Subadviser’s ability to provide services to the Trust.

The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by SAAMCo and the Subadviser and that there was a reasonable basis on which to conclude that they would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance.

The Board, including the Independent Trustees, received and reviewed information regarding the Portfolio’s proposed fees (actual or contractual management fees, subadvisory fees, non-management fees, and 12b-1 fees, if applicable) and expense ratios compared against such fees and expense ratios of the Expense Group/Universe for the Portfolio. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any. It was noted that with respect to subadvisory fees, SAAMCo negotiates such fees at arm’s length. The Board also considered that the subadvisory fees will be paid by SAAMCo out of its advisory fee and not by the Portfolio, and that subadvisory fees may vary widely within a Subadvised Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees to be paid out by SAAMCo and the amount of the management fees which it will retain and determined that these amounts were reasonable in light of the services to be performed by SAAMCo and the Subadviser, respectively.

To assist in analyzing the reasonableness of the subadvisory fee, the Board received a report prepared independently by Broadridge Financial Solutions, Inc. (“Broadridge”) as well as information provided by management. Based on the information from Broadridge, the Board reviewed detailed information about peer groups of comparable mutual funds based on various factors such as the type of fund (those underlying variable insurance products), comparable investment objectives and strategies, among other factors. Referred to herein are “Expense Groups” that represent those peer groups of funds used to compare expenses.

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The Trustees noted that expense information as a whole was useful in assessing whether FIAM would be providing services at a cost that was competitive with other similar funds. The performance information was provided by management and FIAM and included actual performance information with respect to a comparable mutual fund managed by FIAM, as described in further detail below. On a quarterly basis, the Board will monitor and review various materials presented and prepared by management, including but not limited to the Portfolio’s overall performance, performance relative to the Portfolio’s benchmark and Morningstar and Broadridge peer groups and the Subadviser’s performance within the Portfolio. The Board considered that management will make particular note of any of the Trust’s portfolios that may require closer monitoring or potential corrective action by the Board. The Board also considered advisory fees received by FIAM with respect to other mutual funds and accounts with similar investment strategies to the Portfolio, as well as performance data from management and FIAM with respect to any other mutual funds or other accounts advised or subadvised by FIAM with similar investment objectives and/or strategies, as applicable. The Board noted that it had requested information regarding performance and advisory fees received by the Adviser with respect to other mutual funds and accounts with similar investment strategies to the Portfolio it advises, but that the Adviser does not currently advise other such funds or accounts.

As part of its review of the Portfolio’s proposed fees and expenses and potential performance, the Board considered information, including but not limited to the following expense and performance information provided by Broadridge, management and the Subadviser in making its determinations. The Board considered that both actual management fees and actual total expenses were slightly above the medians of the Portfolio’s Expense Group. The Board also noted that pursuant to an Expense Limitation Agreement, SAAMCo is proposing to waive its fees and/or reimburse expenses to the extent necessary to cap the annual fund operating expenses at 0.88% and 1.13% for the Portfolio’s Class 1 shares and Class 3 shares, respectively, for the period from the Portfolio’s inception through April 30, 2020.

The Board further considered that the Portfolio’s investment objective will be to seek long-term capital appreciation by investing primarily in non-U.S. common stocks and allocating its assets among a number of different countries and regions. The Board noted that the Portfolio will be managed similarly to the Fidelity Advisor International Capital Appreciation Fund (the “FIAM Fund”), an existing mutual fund managed by the Subadviser that has similar investment strategies to the Portfolio. The Board further considered the performance net of fees of the FIAM Fund and noted that the FIAM Fund has outperformed its benchmark for the one-, three-, five- and ten-year periods ending September 30, 2018, and for four of the five prior calendar years. The Board took into account management’s discussion of the Portfolio’s simulated performance, including that past performance is not necessarily indicative of future results, and acknowledged that actual results of the Portfolio may differ. In light of all the factors considered, the Board determined that the potential performance for the Portfolio should be satisfactory.

The Board also noted that expense and performance information as a whole was useful in assessing whether the Subadviser would provide services at a cost that was competitive with other similar funds.

Cost of Services & Benefits Derived.

With respect to indirect costs and benefits, the Board was informed, based on management’s judgment, that any indirect costs to be incurred by SAAMCo in connection with rendering investment advisory services to the Portfolio should be inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits to be derived as a result of providing advisory services to the Portfolio should be minimal and not impact the reasonableness of the advisory fee. The Board considered that SAAMCo is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Trust’s portfolios pursuant to an arrangement between SAAMCo and certain affiliated life insurance companies (the “Life Companies”). The Board considered that the Trust also pays VALIC Retirement Services Company, an affiliate of SAAMCo, a fee for the provision of recordkeeping and shareholder services to contract owners and participants.

In connection with benefits derived from the Trust, the Board considered that the Life Companies may benefit as a result of their direct ownership of the Portfolio’s shares, which amounts may be significant. It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolio to the same extent the Portfolio receives certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Life Companies may also rely on foreign tax credits with respect to certain foreign securities held by the Portfolio. Finally, the Board considered that the Life Companies receive financial support from SAAMCo for distribution-related activities, including administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training (including training of registered representatives of AIG Capital Services, Inc., an affiliate of SAAMCo) to support sales of the Portfolio, as well as occasional gifts, entertainment or other compensation as incentives. It was noted that such payments may be derived from 12b-1 (service) fees that are deducted directly from the assets of the Portfolio or from investment management fees received by SAAMCo.

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In addition, the Board considered that, because the Portfolio’s shares are offered as investment options through the variable annuity or life contracts issued by the Life Companies (the “Variable Contracts”), the investment objective, strategies and performance of the Portfolio may positively or negatively impact a Life Company’s ability to hedge and the related hedging costs associated with guarantees that the Life Company may provide as the issuer of the Variable Contracts.

The Board concluded that any benefits that SAAMCo and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolio were reasonable.

Profitability and Economies of Scale.

The Board noted that the information provided by management and the Subadviser did not address economies of scale or the profitability of SAAMCO, the Subadviser and their affiliates with respect to their relationship with the Portfolio, because the Portfolio has not yet commenced operations and the Advisory Contracts are not yet in effect. The Board noted that it had received information related to SAAMCo’s profitability as well as the profitability of certain affiliates with respect to the services they provide to the Trust’s existing portfolios in connection with its consideration of the renewal of the Trust Advisory Agreement. The Board further noted that it had determined that the profitability to SAAMCo in connection with its relationship to the Trust was reasonable.

It was noted, as mentioned above, that the subadvisory fees to be paid pursuant to the Subadvisory Agreement will be paid by SAAMCo out of the advisory fees that it will receive under the Advisory Agreement. The Trustees also relied on the ability of SAAMCo to negotiate the Subadvisory Agreement and the fees thereunder at arm’s length. It was noted that SAAMCo reviewed a number of factors in determining appropriate subadvisory fees payable to the Subadviser. Such factors included a review of (1) style class peers primarily within the variable annuity universe; (2) key competitor analysis; (3) portfolio analysis; and (4) special considerations such as competitor subaccount characteristics, uniqueness of the product and the manager’s prestige. The Board determined that the projected profitability to the Subadviser in connection with its relationship with the Portfolio is therefore not a material factor in their consideration of the Subadvisory Agreement.

The Board noted that it had previously received and considered information regarding economies of scale expected to be achieved by the Trust in connection with the consideration of the renewal of the Trust Advisory Agreement. It was noted that the advisory fees of the Portfolio contain breakpoints that will reduce the fees paid by the Portfolio as its assets increase. The Board also considered that SAAMCo has proposed contractual expense caps with respect to the Portfolio, which was noted earlier in the discussion of fees. It was also noted that as a result of being part of a complex of mutual funds advised or administered by SAAMCo, the Trust is able to share common resources and may share certain expenses, which could result in the Portfolio experiencing lower expenses than it otherwise would achieve if the Trust were a stand-alone entity. The Board concluded that any potential economies of scale would be shared between the Trust and SAAMCo in an appropriate manner.

The Board considered that the Subadvisory Agreement also contains breakpoints in the fee schedules, however, since SAAMCo, and not the Trust, will be responsible for the payment of the fees pursuant to the Subadvisory Agreement, the Trust will not directly benefit from any reduction in subadvisory fee rates. For similar reasons as stated above with respect to the Subadviser’s potential profitability and the its costs of providing services, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Portfolio are not a material factor in its consideration at this time.

Terms of Advisory Contracts.

The Board, including the Independent Trustees, reviewed the terms of the Advisory Contracts including the duties and responsibilities to be undertaken by SAAMCo and the Subadviser as discussed above. The Board considered that SAAMCo will pay all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the officers of the Trust who are employees of SAAMCo. The Board also reviewed the terms of payment for services to be rendered and noted that SAAMCo will compensate the Subadviser out of the fees it receives from the Trust. The Board noted that the Subadvisory Agreement provides that the Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered other terms and conditions of the Advisory Contracts.

Conclusions.

In reaching its decision to recommend the approval of the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as

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part of their deliberations, the Board, including the Independent Trustees, concluded that SAAMCo and the Subadviser each possess the capability and resources to perform the duties required of it under its respective Advisory Contract.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Advisory Contracts are reasonable, fair and will be in the best interest of the Portfolio and its shareholders, and (2) the advisory fee rates and subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

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July 31, 2019 (unaudited)

At a meeting held on March 27, 2019, the Board of Trustees (the “Board”), including the Independent Trustees (i.e., the Trustees that are not interested persons of SunAmerica Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), approved a subadvisory agreement (the “New Subadvisory Agreement”) between SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”) and Invesco Advisors, Inc. (“Invesco”) with respect to the SA Oppenheimer Main Street Large Cap Portfolio, a series of the Trust (the “Portfolio”).

The New Subadvisory Agreement with Invesco was considered as a result of the anticipated acquisition (the “Merger”) of OppenheimerFunds, Inc. (“Oppenheimer”), the existing subadviser to the Portfolio, by Invesco. The change of control of Oppenheimer resulting from the Merger will effectively constitute an “assignment,” as that term is defined by Section 2(a)(4) of the 1940 Act. As required by Section 15(a)(4) of the 1940 Act, the current subadvisory agreement (the “Current Subadvisory Agreement”) between SAAMCo and Oppenheimer provides for its automatic termination upon its assignment and therefore will terminate upon the consummation of the Merger.

In connection with the approval of the New Subadvisory Agreement, the Board received materials related to certain factors used in its consideration of whether to approve the New Subadvisory Agreement. Those factors included:

(1)	the requirements of the Portfolio in the areas of investment supervisory and administrative services;

(2)	the nature, extent and quality of the investment advisory and administrative services expected to be provided by Invesco;

(3)	the size and structure of the subadvisory fee and any other material payments to Invesco;

(4)	the organizational capability and financial condition of Invesco and its affiliates, including with respect to the organizational and financial impacts of the Merger;

(5)	the possibility that services of the type required by the Trust might be better obtained from other organizations; and

(6)	the fees to be paid by the Adviser to Invesco for managing the Portfolio.

In addition, the Board considered (a) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; (b) the profitability of Invesco and the amounts retained by SAAMCo; and (c) information regarding Invesco’s compliance and regulatory history. The Board also took into account extensive information from Invesco regarding its services provided to the Trust, which materials the Board reviewed at its October 10, 2018 meeting (the “October Meeting”) in connection with its consideration of the renewal of the subadvisory agreements with respect to the various series of the Trust.

The Independent Trustees were separately represented by counsel that is independent of SAAMCo and Invesco in connection with their consideration of approval of the New Subadvisory Agreement. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which such independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Trust’s subadvisory fees compared to subadvisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable (the “Subadvised Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data. The Board also received performance data and expense information prepared by management. In addition, the Board considered expenses and performance of Invesco with respect to accounts and mutual funds that have comparable investment objectives and strategies to the Portfolio.

Nature, Extent and Quality of Services Provided by Invesco.

The Board, including the Independent Trustees, considered the nature, quality and extent of services expected to be provided by Invesco. In making its evaluation, the Board considered that SAAMCo acts as adviser for the Portfolio, manages the daily business affairs of the Trust, and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies and provides oversight with respect to the daily management of the Portfolio’s assets, subject to the Trustees’ oversight and control. It was also noted that SAAMCo’s advisory fees compensate SAAMCo for services such as monitoring portfolio performance, selecting and replacing subadvisers, determining asset allocations among each series of the Trust and ensuring that a subadviser’s style adheres to the prospectus and statement of additional information as well as other administrative, compliance and legal services or requirements.

With respect to Invesco, the Board noted that the services currently provided by Oppenheimer for the Portfolio will not change under the New Subadvisory Agreement. The Board further noted that Invesco would be responsible for providing investment management services on a day-to-day basis. In such role, Invesco will (i) determine the securities to be purchased or sold and execute such

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documents on behalf of the Portfolio as may be necessary in connection with its management thereof; (ii) provide SAAMCo with records concerning its activities; and (iii) render regular reports to SAAMCo and to officers and Trustees of the Trust concerning its discharge of the foregoing responsibilities. The Board reviewed Invesco’s history, structure and size, and investment experience. The Board was informed that in management’s judgment, Invesco has the size, viability and resources to attract and retain highly qualified investment professionals. The Board reviewed the qualifications, background and responsibilities of the staff of Invesco that would be responsible for providing investment management services to the Portfolio as well as current and projected staffing levels. The Board considered that the personnel of Invesco that would be responsible for advising the Portfolio, including the key personnel that will be involved in the investment management, administration, compliance and risk management activities with respect to the Portfolio, will not change as a result of the Merger. The Board also considered that the investment strategies and techniques utilized by those personnel will not change as a result of the Merger. The Board noted that the continuity of the Portfolio’s day-to-day investment management and operations is therefore expected to remain intact.

The Board also reviewed and considered Invesco’s compliance and regulatory history, including information about whether it has been involved in any litigation, regulatory actions or investigations that could impair its ability to continue to serve as subadviser to the Portfolio. The Board considered Invesco’s risk assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on Invesco’s ability to provide services to the Trust.

The Board concluded that it was satisfied with the nature, quality and extent of the services expected to be provided by Invesco and that there was a reasonable basis on which to conclude that Invesco would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance

The Board, including the Independent Trustees, received and reviewed information regarding the Portfolio’s subadvisory fees (actual and contractual) compared against such fees of its Subadvised Expense Group/Universe. It was noted that with respect to subadvisory fees, SAAMCo negotiates such fees at arm’s length. The Board also considered that the subadvisory fees are paid by SAAMCo out of its advisory fee and not by the Portfolio, and that subadvisory fees may vary widely within a Subadvised Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid by SAAMCo and the amount of the management fees which it retained, noting that there will be no change in the management fee paid by the Portfolio to SAAMCo. The Board also noted that the subadvisory fee rates to be paid by SAAMCo to Invesco under the New Subadvisory Agreement are the same as those under the Current Subadvisory Agreement. The Board determined that these amounts were reasonable in light of the services performed by SAAMCo and Invesco, respectively.

The Board noted that in considering the reasonableness of the subadvisory fee, it had considered extensive expense and performance information during its consideration of the renewal of the Current Subadvisory Agreement at the October Meeting. The Board noted that it had received a report prepared independently by Broadridge Financial Solutions, Inc. (“Broadridge”), as well as information provided by management. The Board also noted that it had considered advisory fees received by Invesco with respect to other mutual funds and accounts with similar investment strategies to the Portfolio as well as performance data from management and Invesco with respect to the Portfolio and any other mutual funds or other accounts advised or subadvised by Invesco with similar investment objectives and/or strategies, as applicable.

On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to the Portfolio’s overall performance, performance relative to the Portfolio’s benchmark and Morningstar and Broadridge peer groups, and a subadviser’s performance within a portfolio. The Board also considered that management makes particular note of any portfolio that may require closer monitoring or potential corrective action by the Board. The Trustees noted that the expense and performance information as a whole was useful in assessing whether Invesco will provide services at a cost that is competitive with other similar funds.

Profitability, Economies of Scale and Other Benefits Derived.

The Board noted that the subadvisory fees paid pursuant to the New Subadvisory Agreement are paid by SAAMCo out of its advisory fees. The Trustees also relied on the ability of SAAMCo to negotiate the New Subadvisory Agreement and the fees thereunder at arm’s length. The Board determined that the profitability to Invesco in connection with its relationship with the Portfolio is therefore not a material factor in its consideration of the New Subadvisory Agreement.

The Board noted that it had previously received and considered information regarding economies of scale expected to be achieved by the Trust in connection with the consideration of the renewal of the Current Subadvisory Agreement. The Board considered that the

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New Subadvisory Agreement also contains breakpoints in the fee schedule; however, since SAAMCo, and not the Trust, is responsible for the payment of the fees pursuant to the New Subadvisory Agreement, the Trust does not directly benefit from any reduction in subadvisory fee rates. The Board also considered other potential indirect benefits to Invesco as a result of its relationship with the Portfolio, which could include research benefits obtained by trading the Portfolio’s assets, economies of scale, reputational benefits, and the potential for future mandates. For similar reasons as stated above with respect to Invesco’s profitability, the Board concluded that the potential for economies of scale and other indirect benefits to Invesco in its management of the Portfolio are not a material factor in its consideration at this time.

Terms of New Subadvisory Agreement.

The Board, including the Independent Trustees, reviewed the terms and conditions of the New Subadvisory Agreement, including the duties and responsibilities undertaken by SAAMCo and Invesco as discussed above. The Board also considered the material terms of the New Subadvisory Agreement as compared to the terms of the Current Subadvisory Agreement. The Board was informed that in management’s judgment, the terms of the New Subadvisory Agreement are fair and reasonable and noted again that management negotiated those terms at arm’s length.

Conclusions.

In reaching its decision to recommend the approval of the New Subadvisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that Invesco possesses the capability and resources to perform the duties required of it under the New Subadvisory Agreement.

Further, based upon its review of the New Subadvisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the New Subadvisory Agreement are reasonable, fair and in the best interest of the Portfolio and its shareholders, and (2) the subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

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July 31, 2019 (unaudited) — (continued)

Filed under Rule 497(k)

Registration No. 33-52742

SunAmerica Series Trust

SA BlackRock VCP Global Multi Asset Portfolio

(the “Portfolio”)

Supplement dated June 13, 2019 to the Portfolio’s

Summary Prospectus dated May 1, 2019, as supplemented and amended to date

The following change to the Summary Prospectus is effective June 13, 2019:

In the section entitled “Principal Investment Strategies of the Portfolio,” the third paragraph is deleted in its entirety and replaced with the following:

The equity securities in which the Portfolio intends to invest, or obtain exposure to, include common stock, preferred stock, securities convertible into common stock, non-convertible preferred stock and depositary receipts. The Portfolio may invest in, or obtain exposure to, equity securities of companies of any market capitalization. The foreign equity securities in which the Portfolio intends to invest, or obtain exposure to, may be denominated in U.S. dollars or foreign currencies and may be currency hedged or unhedged. The Portfolio will limit its investments in foreign equity securities to 35% of its net assets.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-86704C-VGM1.1 (06/19)

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July 31, 2019 (unaudited) — (continued)

Filed under Rules 497(e) and 497(k)

Registration No. 33-52742

SunAmerica Series Trust

SA Legg Mason Tactical Opportunities Portfolio

(the “Portfolio”)

Supplement dated August 23, 2019

to the Portfolio’s Summary Prospectus and Prospectus dated

May 1, 2019, as supplemented and amended to date

Effective August 30, 2019, in the section of the Summary Prospectus entitled “Investment Adviser” and in the section of the Prospectus entitled “Portfolio Summary: SA Legg Mason Tactical Opportunities Portfolio – Investment Adviser,” in the table under the heading “Portfolio Managers” the information under “QS Investors” is deleted in its entirety and replaced with the following:

Name and Title	Portfolio Manager of the Portfolio Since

Thomas Picciochi, CAIA
Head of Multi-Asset Portfolio Management	2017
Lisa Wang, CFA,
Portfolio Manager	2019

In the section of the Prospectus entitled “Management,” under the heading “Information about the Subadvisers,” the second paragraph under “QS Investors, LLC (QS Investors)” is deleted in its entirety and replaced with the following:

The SA Legg Mason Tactical Opportunities Portfolio is managed by Thomas Picciochi, CAIA (Chartered Alternative Investment Analyst) and Lisa Wang, CFA. Thomas Picciochi, CAIA, serves as a Portfolio Manager and Head of Multi-Asset Portfolio Management of QS Investors. Mr. Picciochi has been responsible for multi-asset portfolio management and trading at QS Investors since 2010. Ms. Wang has been part of the multi-asset portfolio management team at QS Investors since 2014.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-86704C-LMT1 (08/19)

657

SUNAMERICA SERIES TRUST

SUPPLEMENTS TO THE PROSPECTUS

July 31, 2019 (unaudited) — (continued)

Filed under Rules 497(e) and 497(k)

Registration No. 33-52742

SunAmerica Series Trust

SA Morgan Stanley International Equities Portfolio

(the “Portfolio”)

Supplement dated August 14, 2019

to the Portfolio’s Summary Prospectus and Prospectus dated

May 1, 2019, as supplemented and amended to date

Effective immediately, in the section of the Summary Prospectus entitled “Investment Adviser” and in the section of the Prospectus entitled “Portfolio Summary: SA Morgan Stanley International Equities Portfolio – Investment Adviser,” in the table under the heading “Portfolio Managers” the following information is added:

Name and Title	Portfolio Manager of the Portfolio Since
Nathan Wong Executive Director of Morgan Stanley Investment Management Limited and Portfolio Manager	2019

In the section of the Prospectus entitled “Management,” under the heading “Information about the Subadvisers,” the last paragraph under “Morgan Stanley Investment Management Inc. (MSIM)” is deleted in its entirety and replaced with the following:

The SA Morgan Stanley International Equities Portfolio is managed by William D. Lock, Bruno Paulson, Vladimir A. Demine, Marcus Watson, Dirk Hoffmann-Becking, Nic Sochovsky, Alex Gabriele, Nathan Wong and Richard Perrott. Mr. Lock, Managing Director, has been associated with MSIM Limited in an investment management capacity since 1994. Mr. Paulson, Managing Director, has been associated with MSIM Limited in an investment management capacity in 2009. Mr. Demine, Executive Director, has been associated with MSIM Limited in an investment management capacity in 2009. Mr. Watson, Executive Director, has been associated with MSIM Limited in an investment management capacity since 2008. Mr. Hoffmann-Becking, Executive Director, has been associated with MSIM Limited or its affiliates in an investment capacity since 2013. Prior to 2013, Mr. Hoffmann-Becking was associated with Societe Generale as a sell side analyst. Prior to 2012, Mr. Hoffmann-Becking was associated with Sanford Bernstein as a senior research analyst covering European Banks. Mr. Sochovsky, Managing Director, has been associated with MSIM Limited or its affiliates in an investment capacity since 2015. Prior to 2015, Mr. Sochovsky was associated with Credit Suisse within a top industry ranked consumer staples team covering food manufacturing, HPC, beverages and tobacco. Prior to 2012, Mr. Sochovsky was associated with Unicredit as the head of the consumer research team. Mr. Gabriele, Executive Director, has been associated with MSIM Limited in an investment management capacity since 2012. Mr. Perrott, Vice President, has been associated with MSIM Limited in an investment management capacity since 2015. Prior to joining MSIM Limited, Mr. Perrott was an equity research analyst at Autonomous Research covering specialty financials from 2013 to 2015 and previously covered financials at Berenberg Bank from 2011 to 2013. Mr. Wong, Executive Director, has been associated with MSIM Limited in an investment management capacity since 2015. Prior to joining MSIM Limited, Mr. Wong was partner/senior analyst and developed markets equities generalist at Sloane Robinson from 2007 to 2017.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

658

SUNAMERICA SERIES TRUST

SUPPLEMENTS TO THE PROSPECTUS

July 31, 2019 (unaudited) — (continued)

Filed under Rule 497(k)

Registration No. 033-52742

SunAmerica Series Trust (the “Trust”)

SA Oppenheimer Main Street Large Cap Portfolio (the “Portfolio”)

Supplement dated May 2, 2019, to the Summary Prospectus

dated May 1, 2019, as supplemented and amended to date

OppenheimerFunds, Inc. (“Oppenheimer”) currently serves as subadviser to the Portfolio. On or about May 24, 2019 (the “Effective Date”), Invesco Ltd., the ultimate parent entity of Invesco Advisers, Inc. (“Invesco”), is expected to acquire Oppenheimer, pursuant to an agreement reached with Oppenheimer’s indirect parent company, Massachusetts Mutual Life Insurance Company (the “Transaction”).

The change in control of Oppenheimer resulting from the Transaction will constitute an “assignment” of the subadvisory agreement between SunAmerica Asset Management, LLC (“SunAmerica”) and Oppenheimer with respect to the Portfolio (the “Prior Subadvisory Agreement”), as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”). In accordance with the 1940 Act, and pursuant to the terms of the Prior Subadvisory Agreement, the Prior Subadvisory Agreement will terminate upon its assignment. Generally, an assignment triggers a requirement to obtain shareholder approval of a new subadvisory agreement; however, pursuant to the terms of an exemptive order granted by the Securities and Exchange Commission, SunAmerica is permitted, under certain conditions and subject to Board of Trustees approval, to enter into new subadvisory agreements with unaffiliated subadvisers without obtaining shareholder approval.

At an in-person meeting held on March 27, 2019, the Board of Trustees of the Trust approved a new subadvisory agreement between SunAmerica and Invesco with respect to the Portfolio (the “New Subadvisory Agreement”), which will become effective on the Effective Date. Oppenheimer and Invesco do not anticipate any change to the portfolio management team or other key personnel who provide services to the Portfolio as a result of the Transaction. The level and scope of services to be rendered by Invesco and the fees payable by SunAmerica to Invesco under the New Subadvisory Agreement will also remain the same.

Shareholders of record as of the close of business on the Effective Date will receive a notice that explains how to access an Information Statement, which will include more information about the Transaction and the New Subadvisory Agreement.

Upon the Effective Date, the following changes to the Summary Prospectus will become effective:

The second paragraph in the section entitled “Performance Information” is deleted in its entirety and replaced with the following:

OppenheimerFunds, Inc. (“Oppenheimer”) served as subadviser of the Portfolio since May 1, 2007. Upon the acquisition of Oppenheimer on or about May 24, 2019, Invesco Advisers, Inc. (“Invesco”) assumed subadvisory duties of the Portfolio.

In the section entitled “Investment Adviser,” all references to Oppenheimer are replaced with Invesco.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Summary Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

659

SUNAMERICA SERIES TRUST

SUPPLEMENT TO THE PROSPECTUS

July 31, 2019 (unaudited) — (continued)

Filed under Rules 497(e) and 497(k)

Registration No. 33-52742

SunAmerica Series Trust

SA Putnam International Growth and Income Portfolio

(the “Portfolio”)

Supplement dated August 30, 2019

to the Portfolio’s Summary Prospectus and Prospectus dated

May 1, 2019, as supplemented and amended to date

Effective August 31, 2019, in the section of the Summary Prospectus entitled “Investment Adviser” and in the section of the Prospectus entitled “Portfolio Summary: SA Putnam International Growth and Income Portfolio — Investment Adviser,” the table under the heading “Portfolio Managers” is deleted in its entirety and replaced with the following:

Name and Title	Portfolio Manager of the Portfolio Since
Darren A. Jaroch Portfolio Manager	2009
Lauren B. DeMore Assistant Portfolio Manager	2019

In the section of the Prospectus entitled “Management,” under the heading “Information about the Subadvisers,” the second paragraph under “Putnam Investment Management, LLC (“Putnam”)” is deleted in its entirety and replaced with the following:

The SA Putnam International Growth and Income Portfolio is managed by Darren A. Jaroch, CFA. He is assisted by Lauren B. DeMore, CFA. Mr. Jaroch is a Portfolio Manager at Putnam and also manages other funds managed by Putnam or an affiliate. Mr. Jaroch joined Putnam in 1999 and has been in the investment industry since 1996. Ms. DeMore is an Assistant Portfolio Manager of Putnam’s U.S. large-cap value and international value strategies. Ms. DeMore joined Putnam in 2006 and has been in the investment industry since 2002.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-8670-PIG1.1 (08/19)

660

SUNAMERICA SERIES TRUST

SUPPLEMENT TO THE PROSPECTUS

July 31, 2019 (unaudited) — (continued)

Filed under Rule 497(k)

Registration No. 33-52742

SunAmerica Series Trust

SA Schroders VCP Global Allocation Portfolio

(the “Portfolio”)

Supplement dated June 13, 2019 to the Portfolio’s

Summary Prospectus dated May 1, 2019, as supplemented and amended to date

The following change to the Summary Prospectus is effective June 13, 2019:

In the section entitled “Principal Investment Strategies of the Portfolio,” the third paragraph is deleted in its entirety and replaced with the following:

The equity securities in which the Portfolio intends to invest, or obtain exposure to, include common and preferred stocks, warrants and convertible securities. The Portfolio may invest in, or obtain exposure to, equity securities of companies of any market capitalization. The foreign equity securities in which the Portfolio intends to invest, or obtain exposure to, may be denominated in U.S. dollars or foreign currencies and may be currency hedged or unhedged. The Portfolio will limit its investments in equity securities of emerging market issuers to 10% of its net assets.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-86704C-SVG1 (06/19)

661

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Trust’s portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how SunAmerica Series Trust Portfolios voted proxies related to securities held in SunAmerica Series Trust Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings quarterly with the U.S. Securities and Exchange Commission on Form N-PORT. The Trust’s Forms N-PORT are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

The accompanying report has not been audited by independent accountants and accordingly no opinions have been expressed thereon.

662

Annuity Service Center P.O. Box 15570 Amarillo, TX 79105-5570 CHANGE SERVICE REQUESTED

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

R1411SAR.16 (9/19)

Item 2.    Code of Ethics.

Not applicable.

Item 3.    Audit Committee Financial Expert.

Not applicable.

Item 4.    Principal Accountant Fees and Services.

Not applicable.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Investments.

Included in Item 1 to the Form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.  Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the most recent fiscal-half year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

  Not applicable.

Item 13.    Exhibits.

(a)	(1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(4) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: October 4, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: October 4, 2019

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: October 4, 2019